UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 12.0%
Auto Components - 0.4%
BorgWarner, Inc.	20,501	$2,078,596
Delphi Automotive PLC	50,362	2,942,148
Johnson Controls, Inc.	122,564	5,086,406
The Goodyear Tire & Rubber Company (I)	43,589	978,573

		11,085,723
Automobiles - 0.7%
Ford Motor Company	701,331	11,831,454
General Motors Company (I)	167,773	6,034,795
Harley-Davidson, Inc.	40,234	2,584,632

		20,450,881
Distributors - 0.1%
Genuine Parts Company	27,347	2,212,099
Diversified Consumer Services - 0.1%
H&R Block, Inc.	47,692	1,271,469
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	78,902	2,575,361
Chipotle Mexican Grill, Inc. (I)	5,501	2,358,279
Darden Restaurants, Inc.	22,639	1,047,959
International Game Technology	46,555	881,286
Marriott International, Inc., Class A	40,195	1,690,602
McDonald’s Corp.	177,898	17,115,567
Starbucks Corp.	133,924	10,308,130
Starwood Hotels & Resorts Worldwide, Inc.	34,681	2,304,552
Wyndham Worldwide Corp.	24,197	1,475,291
Wynn Resorts, Ltd.	14,547	2,298,571
Yum! Brands, Inc.	79,916	5,705,203

		47,760,801
Household Durables - 0.3%
D.R. Horton, Inc. (L)	48,923	950,574
Garmin, Ltd. (L)	22,337	1,009,409
Harman International Industries, Inc.	12,070	799,396
Leggett & Platt, Inc. (L)	24,824	748,444
Lennar Corp., Class A (L)	29,239	1,035,061
Newell Rubbermaid, Inc.	50,864	1,398,760
PulteGroup, Inc.	64,195	1,059,218
Whirlpool Corp.	13,915	2,037,713

		9,038,575
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (I)	65,792	20,569,211
Expedia, Inc. (L)	19,288	998,926
Netflix, Inc. (I)	10,503	3,247,633
priceline.com, Inc. (I)	9,183	9,283,554
TripAdvisor, Inc. (I)	20,302	1,539,704

		35,639,028
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	20,236	953,925
Mattel, Inc.	61,146	2,559,572

		3,513,497
Media - 3.6%
Cablevision Systems Corp., Class A	37,584	632,915
CBS Corp., Class B	99,664	5,497,466
Comcast Corp., Class A	465,149	21,001,477
DIRECTV (I)	90,923	5,432,649
Discovery
Communications, Inc., Class A (I)(L)	40,953	3,457,252
Gannett Company, Inc.	40,797	1,092,952
News Corp.	352,144	11,796,824

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
News Corp., Class A (I)	88,661	$1,423,896
Omnicom Group, Inc.	46,316	2,938,287
Scripps Networks Interactive, Inc., Class A	19,457	1,519,786
The Interpublic Group of Companies, Inc.	73,214	1,257,817
The Walt Disney Company	295,386	19,049,443
The Washington Post Company, Class B	785	479,910
Time Warner Cable, Inc.	51,148	5,708,117
Time Warner, Inc.	163,424	10,754,933
Viacom, Inc., Class B	77,109	6,444,770

		98,488,494
Multiline Retail - 0.7%
Dollar General Corp. (I)	52,707	2,975,837
Dollar Tree, Inc. (I)	39,229	2,242,330
Family Dollar Stores, Inc.	17,131	1,233,775
J.C. Penney Company, Inc. (I)(L)	34,849	307,368
Kohl’s Corp.	35,598	1,842,197
Macy’s, Inc.	67,214	2,908,350
Nordstrom, Inc.	25,539	1,435,292
Target Corp.	112,385	7,190,392

		20,135,541
Specialty Retail - 2.3%
Abercrombie & Fitch Company, Class A (L)	14,135	499,955
AutoNation, Inc. (I)	11,605	605,433
AutoZone, Inc. (I)	6,255	2,644,176
Bed Bath & Beyond, Inc. (I)	38,322	2,964,590
Best Buy Company, Inc.	48,241	1,809,038
CarMax, Inc. (I)	40,296	1,953,147
GameStop Corp., Class A	20,519	1,018,768
L Brands, Inc.	43,437	2,654,001
Lowe’s Companies, Inc.	187,159	8,910,640
Murphy USA, Inc. (I)	1	30
O’Reilly Automotive, Inc. (I)	19,109	2,438,117
PetSmart, Inc.	18,998	1,448,787
Ross Stores, Inc.	38,367	2,793,118
Staples, Inc.	115,027	1,685,146
The Gap, Inc.	49,132	1,979,037
The Home Depot, Inc.	254,635	19,314,065
Tiffany & Company	19,774	1,515,084
TJX Companies, Inc.	127,265	7,176,473
Urban Outfitters, Inc. (I)	19,252	707,896

		62,117,501
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	50,312	2,743,513
Fossil Group, Inc. (I)	8,917	1,036,512
NIKE, Inc., Class B	132,980	9,659,667
PVH Corp.	14,697	1,744,387
Ralph Lauren Corp.	10,775	1,774,966
VF Corp.	15,513	3,087,863

		20,046,908

		331,760,517
Consumer Staples - 9.6%
Beverages - 2.1%
Beam, Inc.	28,489	1,841,814
Brown-Forman Corp., Class B	29,148	1,985,853
Coca-Cola Enterprises, Inc.	44,352	1,783,394
Constellation Brands, Inc., Class A (I)	29,839	1,712,759
Dr. Pepper Snapple Group, Inc.	36,089	1,617,509
Molson Coors Brewing Company, Class B	27,479	1,377,522
Monster Beverage Corp. (I)	24,132	1,260,897
PepsiCo, Inc.	273,906	21,775,527

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	677,330	$25,657,260

		59,012,535
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	77,988	8,977,979
CVS Caremark Corp.	218,428	12,395,789
Safeway, Inc.	41,789	1,336,830
Sysco Corp. (L)	104,663	3,331,423
The Kroger Company	91,872	3,706,116
Wal-Mart Stores, Inc.	289,262	21,393,818
Walgreen Company	154,760	8,326,088
Whole Foods Market, Inc.	66,433	3,886,331

		63,354,374
Food Products - 1.5%
Archer-Daniels-Midland Company	116,186	4,280,292
Campbell Soup Company	31,786	1,294,008
ConAgra Foods, Inc.	75,926	2,303,595
General Mills, Inc.	114,367	5,480,467
Hormel Foods Corp.	23,496	989,652
Kellogg Company	46,326	2,720,726
Kraft Foods Group, Inc.	106,564	5,588,216
McCormick & Company, Inc., Non-
Voting Shares	23,398	1,513,851
Mead Johnson Nutrition Company	35,952	2,669,796
Mondelez International, Inc., Class A	317,916	9,988,921
The Hershey Company	26,753	2,474,653
The J.M. Smucker Company	19,022	1,998,071
Tyson Foods, Inc., Class A	48,395	1,368,611

		42,670,859
Household Products - 2.0%
Colgate-Palmolive Company	157,374	9,332,278
Kimberly-Clark Corp.	67,937	6,401,024
The Clorox Company	23,235	1,898,764
The Procter & Gamble Company	487,262	36,832,135

		54,464,201
Personal Products - 0.2%
Avon Products, Inc.	76,245	1,570,647
The Estee Lauder Companies, Inc., Class A	45,519	3,181,778

		4,752,425
Tobacco - 1.5%
Altria Group, Inc.	356,456	12,244,264
Lorillard, Inc.	67,298	3,013,604
Philip Morris International, Inc.	287,478	24,892,720
Reynolds American, Inc.	57,050	2,782,899

		42,933,487

		267,187,881
Energy - 10.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	78,298	3,844,432
Cameron International Corp. (I)	43,922	2,563,727
Diamond Offshore Drilling, Inc. (L)	12,142	756,689
Ensco PLC, Class A	40,946	2,200,848
FMC Technologies, Inc. (I)	42,059	2,330,910
Halliburton Company	151,338	7,286,925
Helmerich & Payne, Inc. (L)	18,652	1,286,055
Nabors Industries, Ltd.	46,276	743,193
National Oilwell Varco, Inc.	75,652	5,909,178
Noble Corp.	44,574	1,683,560
Rowan Companies PLC, Class A (I)	22,146	813,201

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger, Ltd.	235,983	$20,851,458

		50,270,176
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	89,382	8,311,632
Apache Corp.	72,442	6,167,712
Cabot Oil & Gas Corp.	74,096	2,765,263
Chesapeake Energy Corp.	91,581	2,370,116
Chevron Corp.	343,908	41,784,822
ConocoPhillips	217,421	15,112,934
CONSOL Energy, Inc. (L)	40,136	1,350,576
Denbury Resources, Inc. (I)	66,190	1,218,558
Devon Energy Corp.	68,948	3,982,436
EOG Resources, Inc.	48,794	8,259,848
EQT Corp.	26,396	2,341,853
Exxon Mobil Corp.	783,241	67,390,056
Hess Corp.	51,385	3,974,116
Kinder Morgan, Inc.	120,031	4,269,503
Marathon Oil Corp.	125,445	4,375,522
Marathon Petroleum Corp.	55,845	3,591,950
Murphy Oil Corp.	30,793	1,857,434
Newfield Exploration Company (I)	23,817	651,871
Noble Energy, Inc.	63,656	4,265,589
Occidental Petroleum Corp.	142,882	13,365,182
Peabody Energy Corp.	47,299	815,908
Phillips 66	108,746	6,287,694
Pioneer Natural Resources Company	24,624	4,649,011
QEP Resources, Inc.	31,150	862,544
Range Resources Corp.	28,670	2,175,766
Southwestern Energy Company (I)	62,234	2,264,073
Spectra Energy Corp.	120,071	4,110,030
Tesoro Corp.	24,489	1,077,026
The Williams Companies, Inc.	120,750	4,390,470
Valero Energy Corp.	95,637	3,266,004
WPX Energy, Inc. (I)	35,428	682,343

		227,987,842

		278,258,018
Financials - 15.4%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	35,142	3,200,733
BlackRock, Inc.	22,300	6,034,826
E*TRADE Financial Corp. (I)	50,736	837,144
Franklin Resources, Inc.	71,595	3,619,127
Invesco, Ltd.	78,613	2,507,755
Legg Mason, Inc. (L)	18,532	619,710
Morgan Stanley	248,187	6,688,640
Northern Trust Corp.	40,053	2,178,483
State Street Corp.	79,792	5,246,324
T. Rowe Price Group, Inc.	45,888	3,300,724
The Bank of New York Mellon Corp.	203,926	6,156,526
The Charles Schwab Corp.	206,599	4,367,503
The Goldman Sachs Group, Inc.	74,442	11,777,469

		56,534,964
Commercial Banks - 2.7%
BB&T Corp.	125,657	4,240,924
Comerica, Inc.	33,308	1,309,337
Fifth Third Bancorp	159,576	2,878,751
Huntington Bancshares, Inc.	151,454	1,251,010
KeyCorp	163,594	1,864,972
M&T Bank Corp. (L)	22,846	2,556,924
PNC Financial Services Group, Inc.	94,488	6,845,656
Regions Financial Corp.	249,353	2,309,009

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
SunTrust Banks, Inc.	95,006	$3,080,095
U.S. Bancorp	326,945	11,959,648
Wells Fargo & Company	858,671	35,480,286
Zions Bancorporation	32,912	902,447

		74,679,059
Consumer Finance - 0.9%
American Express Company	165,130	12,470,618
Capital One Financial Corp.	104,458	7,180,443
Discover Financial Services	86,286	4,360,894
SLM Corp.	77,093	1,919,616

		25,931,571
Diversified Financial Services - 5.1%
Bank of America Corp.	1,911,518	26,378,948
Berkshire Hathaway, Inc., Class B (I)	320,094	36,333,870
Citigroup, Inc.	541,582	26,272,143
CME Group, Inc.	56,224	4,153,829
IntercontinentalExchange, Inc. (I)(L)	12,842	2,329,796
JPMorgan Chase & Company	669,582	34,610,694
Leucadia National Corp.	56,454	1,537,807
McGraw-Hill Financial, Inc.	49,449	3,243,360
Moody’s Corp.	34,141	2,401,137
NYSE Euronext	43,280	1,816,894
The NASDAQ OMX Group, Inc.	20,684	663,750

		139,742,228
Insurance - 2.9%
ACE, Ltd.	60,132	5,625,950
Aflac, Inc.	82,651	5,123,535
American International Group, Inc.	263,399	12,809,093
Aon PLC	55,215	4,110,205
Assurant, Inc.	13,943	754,316
Cincinnati Financial Corp. (L)	25,803	1,216,869
Genworth Financial, Inc., Class A (I)	85,102	1,088,455
Hartford Financial Services Group, Inc.	81,878	2,548,043
Lincoln National Corp.	46,167	1,938,552
Loews Corp.	55,130	2,576,776
Marsh & McLennan Companies, Inc.	97,160	4,231,318
MetLife, Inc.	199,603	9,371,361
Principal Financial Group, Inc.	48,972	2,096,981
Prudential Financial, Inc.	82,232	6,412,451
The Allstate Corp.	82,940	4,192,617
The Chubb Corp.	45,415	4,053,743
The Progressive Corp.	98,870	2,692,230
The Travelers Companies, Inc.	66,026	5,597,024
Torchmark Corp.	16,705	1,208,607
Unum Group	47,622	1,449,614
XL Group PLC	49,621	1,529,319

		80,627,059
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management
Company, Class A	25,345	708,139
AvalonBay Communities, Inc.	21,915	2,785,177
Boston Properties, Inc.	26,866	2,871,975
Equity Residential	60,301	3,230,325
HCP, Inc.	80,255	3,286,442
Health Care REIT, Inc.	51,314	3,200,967
Host Hotels & Resorts, Inc.	131,900	2,330,673
Kimco Realty Corp.	71,847	1,449,872
Plum Creek Timber Company, Inc.	28,524	1,335,779
Prologis, Inc.	87,729	3,300,365
Public Storage	25,913	4,160,332
Simon Property Group, Inc.	55,076	8,163,915

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
The Macerich Company	24,509	$1,383,288
Ventas, Inc.	51,698	3,179,427
Vornado Realty Trust	31,502	2,648,058
Weyerhaeuser Company	104,932	3,004,203

		47,038,937
Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A (I)	49,887	1,153,886
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	82,890	750,155
People’s United Financial, Inc. (L)	55,777	802,073

		1,552,228

		427,259,932
Health Care - 12.5%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (I)	34,624	4,021,924
Amgen, Inc.	133,949	14,994,251
Biogen Idec, Inc. (I)	42,208	10,161,998
Celgene Corp. (I)	73,151	11,260,133
Gilead Sciences, Inc. (I)	272,169	17,103,100
Regeneron Pharmaceuticals, Inc. (I)	13,887	4,344,826
Vertex Pharmaceuticals, Inc. (I)	41,436	3,141,678

		65,027,910
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	276,239	9,168,372
Baxter International, Inc.	96,461	6,336,523
Becton, Dickinson and Company	34,379	3,438,588
Boston Scientific Corp. (I)	242,197	2,843,393
C.R. Bard, Inc.	14,167	1,632,038
CareFusion Corp. (I)	39,161	1,445,041
Covidien PLC	81,703	4,978,981
DENTSPLY International, Inc.	25,028	1,086,465
Edwards Lifesciences Corp. (I)	20,417	1,421,636
Intuitive Surgical, Inc. (I)	7,117	2,677,914
Medtronic, Inc.	177,219	9,436,912
St. Jude Medical, Inc.	51,678	2,772,008
Stryker Corp.	52,326	3,536,714
Varian Medical Systems, Inc. (I)(L)	19,535	1,459,851
Zimmer Holdings, Inc.	30,019	2,465,761

		54,700,197
Health Care Providers & Services - 2.0%
Aetna, Inc.	66,091	4,231,146
AmerisourceBergen Corp.	40,809	2,493,430
Cardinal Health, Inc.	60,183	3,138,543
Cigna Corp.	49,860	3,832,240
DaVita HealthCare Partners, Inc. (I)	31,444	1,789,164
Express Scripts Holding Company (I)	145,147	8,967,182
Humana, Inc.	28,073	2,620,053
Laboratory Corp. of America Holdings (I)	15,670	1,553,524
McKesson Corp.	40,799	5,234,512
Patterson Companies, Inc.	14,940	600,588
Quest Diagnostics, Inc. (L)	26,677	1,648,372
Tenet Healthcare Corp. (I)	18,612	766,628
UnitedHealth Group, Inc.	180,635	12,935,272
WellPoint, Inc.	53,564	4,478,486

		54,289,140
Health Care Technology - 0.1%
Cerner Corp. (I)	53,008	2,785,570
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	58,986	3,023,033

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Life Technologies Corp. (I)	30,933	$2,314,716
PerkinElmer, Inc.	19,872	750,168
Thermo Fisher Scientific, Inc.	63,714	5,871,245
Waters Corp. (I)	15,473	1,643,387

		13,602,549
Pharmaceuticals - 5.6%
AbbVie, Inc.	282,060	12,616,544
Actavis PLC (I)	23,700	3,412,800
Allergan, Inc.	52,752	4,771,418
Bristol-Myers Squibb Company	293,164	13,567,630
Eli Lilly & Company	177,019	8,909,366
Forest Laboratories, Inc. (I)	41,251	1,765,130
Hospira, Inc. (I)	29,140	1,142,871
Johnson & Johnson	500,835	43,417,386
Merck & Company, Inc.	520,195	24,766,484
Mylan, Inc. (I)	68,093	2,599,110
Perrigo Company (L)	16,798	2,072,537
Pfizer, Inc.	1,177,342	33,801,489
Zoetis, Inc.	89,459	2,783,964

		155,626,729

		346,032,095
Industrials - 10.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	58,955	5,159,742
Honeywell International, Inc.	139,511	11,584,993
L-3 Communications Holdings, Inc.	15,920	1,504,440
Lockheed Martin Corp.	48,133	6,139,364
Northrop Grumman Corp.	40,780	3,884,703
Precision Castparts Corp.	25,991	5,906,195
Raytheon Company	57,683	4,445,629
Rockwell Collins, Inc. (L)	24,224	1,643,841
Textron, Inc.	50,942	1,406,509
The Boeing Company	123,275	14,484,813
United Technologies Corp.	150,352	16,210,953

		72,371,182
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (L)	28,494	1,697,103
Expeditors International of Washington, Inc.	37,154	1,637,005
FedEx Corp.	52,944	6,041,440
United Parcel Service, Inc., Class B	128,299	11,722,680

		21,098,228
Airlines - 0.2%
Delta Air Lines, Inc. (L)	152,961	3,608,350
Southwest Airlines Company	123,275	1,794,884

		5,403,234
Building Products - 0.0%
Masco Corp.	63,056	1,341,832
Commercial Services & Supplies - 0.5%
Cintas Corp.	18,984	971,981
Iron Mountain, Inc.	28,961	782,526
Pitney Bowes, Inc. (L)	35,695	649,292
Republic Services, Inc.	48,910	1,631,638
Stericycle, Inc. (I)	15,110	1,743,694
The ADT Corp.	35,970	1,462,540
Tyco International, Ltd.	82,621	2,890,083
Waste Management, Inc.	77,951	3,214,699

		13,346,453

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.2%
Fluor Corp.	28,866	$2,048,331
Jacobs Engineering Group, Inc. (I)	22,924	1,333,718
Quanta Services, Inc. (I)	37,663	1,036,109

		4,418,158
Electrical Equipment - 0.8%
AMETEK, Inc.	43,894	2,020,002
Eaton Corp. PLC	84,725	5,832,469
Emerson Electric Company	127,034	8,219,100
Rockwell Automation, Inc.	24,892	2,661,950
Roper Industries, Inc.	17,549	2,331,736

		21,065,257
Industrial Conglomerates - 2.3%
3M Company	115,375	13,776,929
Danaher Corp.	106,217	7,362,962
General Electric Company	1,811,610	43,279,363

		64,419,254
Machinery - 1.7%
Caterpillar, Inc.	113,638	9,474,000
Cummins, Inc.	31,232	4,149,796
Deere & Company (L)	68,117	5,544,043
Dover Corp.	30,126	2,706,219
Flowserve Corp.	24,381	1,521,131
Illinois Tool Works, Inc.	73,719	5,622,548
Ingersoll-Rand PLC	47,642	3,093,871
Joy Global, Inc. (L)	18,673	953,070
PACCAR, Inc.	62,348	3,470,290
Pall Corp.	19,604	1,510,292
Parker Hannifin Corp.	26,356	2,865,424
Pentair, Ltd.	35,710	2,319,007
Snap-on, Inc.	10,401	1,034,900
Stanley Black & Decker, Inc.	28,465	2,578,075
Xylem, Inc.	32,717	913,786

		47,756,452
Professional Services - 0.1%
Equifax, Inc.	21,124	1,264,271
Nielsen Holdings NV	38,959	1,420,056
Robert Half International, Inc.	24,749	965,953
The Dun & Bradstreet Corp. (L)	7,235	751,355

		4,401,635
Road & Rail - 0.9%
CSX Corp.	181,105	4,661,643
Kansas City Southern	19,571	2,140,285
Norfolk Southern Corp.	55,795	4,315,743
Ryder Systems, Inc.	8,807	525,778
Union Pacific Corp.	82,491	12,814,152

		24,457,601
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	49,168	2,470,692
W.W. Grainger, Inc.	11,087	2,901,579

		5,372,271

		285,451,557
Information Technology - 17.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	954,201	22,347,387
F5 Networks, Inc. (I)	13,944	1,195,837
Harris Corp.	18,526	1,098,592
JDS Uniphase Corp. (I)	41,621	612,245
Juniper Networks, Inc. (I)	91,405	1,815,303

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	42,312	$2,512,487
QUALCOMM, Inc.	305,103	20,551,738

		50,133,589
Computers & Peripherals - 3.9%
Apple, Inc.	161,609	77,047,091
Dell, Inc.	259,019	3,566,692
EMC Corp.	369,419	9,442,350
Hewlett-Packard Company	341,817	7,171,321
NetApp, Inc.	60,895	2,595,345
SanDisk Corp.	42,620	2,536,316
Seagate Technology PLC	54,627	2,389,385
Western Digital Corp.	37,122	2,353,535

		107,102,035
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	28,408	2,198,211
Corning, Inc.	257,254	3,753,336
FLIR Systems, Inc.	26,435	830,059
Jabil Circuit, Inc.	32,620	707,202
Molex, Inc. (L)	24,562	946,128
TE Connectivity, Ltd.	72,956	3,777,662

		12,212,598
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (I)	31,299	1,618,158
eBay, Inc. (I)	206,968	11,546,745
Google, Inc., Class A (I)	49,732	43,560,756
VeriSign, Inc. (I)	24,083	1,225,584
Yahoo!, Inc. (I)	168,964	5,602,846

		63,554,089
IT Services - 3.4%
Accenture PLC, Class A	114,776	8,452,105
Automatic Data Processing, Inc.	85,972	6,222,653
Cognizant Technology
Solutions Corp., Class A (I)	53,509	4,394,159
Computer Sciences Corp.	25,887	1,339,393
Fidelity National Information Services, Inc.	51,933	2,411,769
Fiserv, Inc. (I)	22,830	2,306,972
IBM Corp.	183,085	33,903,680
Mastercard, Inc., Class A	18,508	12,451,812
Paychex, Inc.	57,033	2,317,821
Teradata Corp. (I)	28,400	1,574,496
The Western Union Company (L)	96,563	1,801,866
Total Systems Services, Inc.	28,604	841,530
Visa, Inc., Class A	91,778	17,538,776

		95,557,032
Office Electronics - 0.1%
Xerox Corp.	208,419	2,144,632
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	56,420	2,096,567
Analog Devices, Inc.	55,919	2,630,989
Applied Materials, Inc.	211,551	3,710,605
Broadcom Corp., Class A	98,625	2,565,236
First Solar, Inc. (I)	12,742	512,356
Intel Corp.	887,827	20,348,995
KLA-Tencor Corp.	29,375	1,787,469
Lam Research Corp. (I)	28,758	1,472,122
Linear Technology Corp.	40,618	1,610,910
LSI Corp.	98,342	769,034
Microchip Technology, Inc. (L)	34,170	1,376,709
Micron Technology, Inc. (I)	184,031	3,215,022
NVIDIA Corp.	104,154	1,620,636

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. (I)	33,253	$549,340
Texas Instruments, Inc.	195,899	7,888,853
Xilinx, Inc.	47,952	2,247,031

		54,401,874
Software - 3.3%
Adobe Systems, Inc. (I)	83,229	4,322,914
Autodesk, Inc. (I)	40,034	1,648,200
CA, Inc.	59,051	1,752,043
Citrix Systems, Inc. (I)	32,985	2,329,071
Electronic Arts, Inc. (I)	53,233	1,360,103
Intuit, Inc. (L)	52,882	3,506,605
Microsoft Corp.	1,348,437	44,916,436
Oracle Corp.	634,393	21,042,816
Red Hat, Inc. (I)	34,059	1,571,482
Salesforce.com, Inc. (I)(L)	97,715	5,072,386
Symantec Corp.	125,438	3,104,591

		90,626,647

		475,732,496
Materials - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	37,596	4,006,606
Airgas, Inc.	11,469	1,216,287
CF Industries Holdings, Inc.	10,382	2,188,837
E.I. du Pont de Nemours & Company	164,666	9,642,841
Eastman Chemical Company	26,980	2,101,742
Ecolab, Inc.	48,182	4,758,454
FMC Corp.	24,222	1,737,202
International Flavors & Fragrances, Inc.	14,376	1,183,145
LyondellBasell Industries NV, Class A	79,779	5,842,216
Monsanto Company	95,032	9,918,490
PPG Industries, Inc.	25,317	4,229,458
Praxair, Inc.	52,596	6,322,565
Sigma-Aldrich Corp. (L)	21,295	1,816,464
The Dow Chemical Company	215,594	8,278,810
The Mosaic Company	60,980	2,623,360
The Sherwin-Williams Company	15,647	2,850,570

		68,717,047
Construction Materials - 0.1%
Vulcan Materials Company	22,848	1,183,755
Containers & Packaging - 0.2%
Avery Dennison Corp.	17,749	772,436
Ball Corp.	26,390	1,184,383
Bemis Company, Inc.	18,366	716,458
MeadWestvaco Corp.	30,586	1,173,891
Owens-Illinois, Inc. (I)	29,467	884,599
Sealed Air Corp.	34,285	932,209

		5,663,976
Metals & Mining - 0.5%
Alcoa, Inc. (L)	187,973	1,526,341
Allegheny Technologies, Inc. (L)	19,183	585,465
Cliffs Natural Resources, Inc. (L)	26,835	550,118
Freeport-McMoRan Copper & Gold, Inc.	183,469	6,069,155
Newmont Mining Corp.	87,525	2,459,453
Nucor Corp.	55,914	2,740,904
United States Steel Corp. (L)	25,764	530,481

		14,461,917
Paper & Forest Products - 0.1%
International Paper Company	79,303	3,552,774

		93,579,469

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.4%
American Tower Corp.	70,790	$5,247,663
AT&T, Inc.	944,892	31,956,247
CenturyLink, Inc.	107,416	3,370,714
Frontier Communications Corp. (L)	176,258	734,996
Verizon Communications, Inc.	509,496	23,773,083
Windstream Holdings, Inc. (L)	103,847	830,776

		65,913,479
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (I)	51,736	3,778,280

		69,691,759
Utilities - 3.0%
Electric Utilities - 1.7%
American Electric Power Company, Inc.	86,606	3,754,370
Duke Energy Corp.	126,095	8,420,624
Edison International	57,503	2,648,588
Entergy Corp.	31,299	1,977,784
Exelon Corp.	151,576	4,492,713
FirstEnergy Corp.	73,802	2,690,083
NextEra Energy, Inc.	75,083	6,018,653
Northeast Utilities	55,366	2,283,848
Pepco Holdings, Inc. (L)	42,505	784,642
Pinnacle West Capital Corp.	19,342	1,058,781
PPL Corp.	114,341	3,473,680
The Southern Company	156,292	6,436,105
Xcel Energy, Inc.	90,910	2,510,025

		46,549,896
Gas Utilities - 0.1%
AGL Resources, Inc.	20,775	956,273
ONEOK, Inc.	36,205	1,930,451

		2,886,724
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	109,550	1,455,920
NRG Energy, Inc.	56,881	1,554,558

		3,010,478
Multi-Utilities - 1.1%
Ameren Corp.	42,855	1,493,068
CenterPoint Energy, Inc.	75,457	1,808,704
CMS Energy Corp.	46,826	1,232,460
Consolidated Edison, Inc.	51,676	2,849,415
Dominion Resources, Inc.	103,516	6,467,680
DTE Energy Company	31,061	2,049,405
Integrys Energy Group, Inc.	14,424	806,157
NiSource, Inc.	54,710	1,689,992
PG&E Corp.	78,570	3,215,084
Public Service Enterprise Group, Inc.	89,266	2,939,529
SCANA Corp.	26,481	1,219,185
Sempra Energy	40,025	3,426,140
TECO Energy, Inc. (L)	35,329	584,342
Wisconsin Energy Corp. (L)	40,671	1,642,278

		31,423,439

		83,870,537

TOTAL COMMON STOCKS (Cost $1,714,653,507)		$2,658,824,261

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	5,196,343	$52,006,041

TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,003,251)		$52,006,041

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 4.2%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $115,143,000 on 10/01/2013,
collateralized by $100,830,000
U.S. Treasury Bond, 4.500% due 08/15/2039
(valued at $117,451,221, including interest)	$115,143,000	$115,143,000

TOTAL SHORT-TERM INVESTMENTS (Cost $115,143,000)		$115,143,000

Total Investments (500 Index Trust B)
(Cost $1,881,799,758) - 102.0%		$2,825,973,302
Other assets and liabilities, net - (2.0%)		(54,777,969)

TOTAL NET ASSETS - 100.0%		$2,771,195,333

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.5%
U.S. Government - 3.7%
U.S. Treasury Bond
2.875%, 05/15/2043	$28,185,000	$23,917,622
U.S. Treasury Notes
1.875%, 06/30/2020	720,000	716,850
2.500%, 08/15/2023	10,008,000	9,911,043

		34,545,515
U.S. Government Agency - 20.8%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	2,370,013	2,311,568
4.500%, 09/01/2023 to 10/01/2041	8,180,671	8,718,535
5.000%, 03/01/2041 to 04/01/2041	2,933,944	3,183,619
6.500%, 06/01/2037 to 02/01/2038	443,777	492,316
Federal National Mortgage Association
2.301%, 08/01/2034 (P)	1,797,806	1,907,418
2.496%, 07/01/2033 (P)	48,711	51,741
3.000%, TBA (C)	9,000,000	8,798,203
3.000%, 07/01/2027 to 05/01/2043	8,497,306	8,535,839
3.500%, TBA (C)	5,000,000	5,093,750
3.500%, 02/01/2026 to 06/01/2042	13,779,650	14,213,446
4.000%, TBA (C)	3,250,000	3,409,100
4.000%, 12/01/2024 to 05/01/2042	26,884,605	28,352,021
4.500%, TBA (C)	8,650,000	9,239,904
4.500%, 11/01/2040 to 06/01/2041	24,345,792	26,057,357
5.000%, 05/01/2018 to 04/01/2041	27,793,722	30,267,638
5.500%, 02/01/2018 to 11/01/2039	14,353,153	15,641,088
6.000%, 05/01/2035 to 02/01/2036	8,137,245	8,965,271
6.500%, 02/01/2036 to 06/01/2039	5,224,916	5,805,377
7.000%, 04/01/2017 to 06/01/2032	466,321	538,258
7.500%, 09/01/2029 to 08/01/2031	98,405	115,832
Government National
Mortgage Association
4.000%, 02/15/2041	7,199,193	7,634,019
5.000%, 04/15/2035	1,213,940	1,326,135

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.500%, 03/15/2035		$685,159	$755,575
6.000%, 03/15/2033 to 06/15/2033		520,759	582,691
6.500%, 09/15/2028 to 08/15/2031		142,844	164,059
7.000%, 04/15/2029		66,152	78,160
8.000%, 10/15/2026 to 05/15/2029		82,614	99,444

			192,338,364

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $221,774,109)			$226,883,879

FOREIGN GOVERNMENT
OBLIGATIONS - 0.9%
Argentina - 0.3%
City of Buenos Aires
9.950%, 03/01/2017 (S)		870,000	813,450
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	808,996
5.830%, 12/31/2033 (P)		3,617,497	955,787
9.224%, 12/15/2035		19,532,033	355,171

			2,933,404
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,490,057
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	707,848
Mexico - 0.2%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,678,047
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	473,000
9.375%, 04/01/2029		130,000	185,575

			658,575
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	123,488
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	185,981
8.000%, 12/07/2015		125,000	235,421

			421,402

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,797,039)			$8,012,821

CORPORATE BONDS - 42.0%
Consumer Discretionary - 4.7%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$385,000	409,063
AMC Entertainment, Inc.
8.750%, 06/01/2019		205,000	220,375
Arcelik AS
5.000%, 04/03/2023 (S)		400,000	343,500
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	492,713
AutoNation, Inc.
5.500%, 02/01/2020		$500,000	520,625

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Brinker International, Inc.
3.875%, 05/15/2023	$740,000	$695,260
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019	830,000	923,375
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)	315,000	323,663
CBS Corp.
7.875%, 07/30/2030	685,000	830,252
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	520,000	542,100
Cinemark USA, Inc.
4.875%, 06/01/2023	370,000	340,400
7.375%, 06/15/2021	215,000	232,200
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)	235,000	224,425
Comcast Corp.
6.550%, 07/01/2039	1,000,000	1,204,351
Dana Holding Corp.
6.000%, 09/15/2023	700,000	694,750
Darden Restaurants, Inc.
6.800%, 10/15/2037	665,000	703,916
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	385,000	379,225
Expedia, Inc.
5.950%, 08/15/2020	345,000	360,733
Ford Motor Credit Company LLC
5.000%, 05/15/2018	551,000	603,771
5.875%, 08/02/2021	2,974,000	3,307,127
8.000%, 12/15/2016	749,000	885,654
General Motors Company
4.875%, 10/02/2023 (S)	790,000	784,075
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)	205,000	199,363
4.250%, 05/15/2023 (S)	130,000	118,788
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	170,000	172,550
Greektown Superholdings, Inc.
13.000%, 07/01/2015	653,000	680,753
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,015,816
Hillman Group, Inc.
10.875%, 06/01/2018	560,000	604,800
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	425,000	436,688
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,084,465
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	715,000	734,663
L Brands, Inc.
6.625%, 04/01/2021	805,000	870,406
Landry’s, Inc.
9.375%, 05/01/2020 (S)	650,000	685,750
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	779,000	763,420
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	895,000	1,014,347
Marina District Finance Company, Inc.
9.500%, 10/15/2015	369,000	386,989
MGM Resorts International
8.625%, 02/01/2019	305,000	350,750

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	$255,000	$266,475
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	300,000	315,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	265,000	265,663
News America, Inc.
6.150%, 03/01/2037	210,000	228,336
6.400%, 12/15/2035	305,000	336,460
6.650%, 11/15/2037	1,000,000	1,136,066
6.750%, 01/09/2038	108,000	117,064
7.750%, 12/01/2045	491,000	601,042
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,260,000	1,154,793
QVC, Inc.
4.375%, 03/15/2023	465,000	432,622
5.125%, 07/02/2022	415,000	408,175
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)	130,000	121,875
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	575,000	615,250
7.750%, 10/01/2017 (S)	260,000	275,925
Target Corp.
6.500%, 10/15/2037	800,000	985,737
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,350,000	986,936
5.500%, 09/01/2041	750,000	614,913
6.550%, 05/01/2037	930,000	855,622
8.250%, 04/01/2019	510,000	590,506
8.750%, 02/14/2019	775,000	911,987
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	880,445
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	1,656,902
Time Warner, Inc.
7.625%, 04/15/2031	451,000	561,277
Toll Brothers Finance Corp.
4.375%, 04/15/2023	245,000	224,788
Toys R Us Property Company II LLC
8.500%, 12/01/2017	240,000	251,400
Toys R Us, Inc.
10.375%, 08/15/2017	240,000	231,000
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	924,052
6.125%, 10/05/2017	750,000	858,101
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	511,878	163,327
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	435,000	473,063
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	827,742
6.875%, 11/15/2037	1,130,000	1,310,511

		43,724,156
Consumer Staples - 2.0%
Ajecorp BV
6.500%, 05/14/2022 (S)	575,000	559,188
Alliance One International, Inc.
9.875%, 07/15/2021 (S)	1,150,000	1,081,000
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	669,435
B&G Foods, Inc.
4.625%, 06/01/2021	325,000	310,375

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	$600,000	$747,266
Coca-Cola Icecek AS
4.750%, 10/01/2018 (S)	280,000	278,711
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	585,000	585,000
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	525,000	540,750
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,223,764	1,549,027
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	635,000	657,225
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	310,000	282,100
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	960,916
Mondelez International, Inc.
6.125%, 02/01/2018	288,000	333,060
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	420,000	404,250
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,039,052
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	851,516
Safeway, Inc.
4.750%, 12/01/2021 (L)	250,000	251,131
5.000%, 08/15/2019	1,415,000	1,478,134
6.350%, 08/15/2017	820,000	921,628
7.250%, 02/01/2031	300,000	303,719
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	820,000	858,950
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)	135,000	136,856
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,007,090
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,297,632
The Sun Products Corp.
7.750%, 03/15/2021 (S)	460,000	423,200
Tops Holding Corp.
8.875%, 12/15/2017 (S)	202,000	221,190
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	340,000	346,800
Vector Group, Ltd.
7.750%, 02/15/2021	335,000	346,725

		18,441,926
Energy - 5.3%
Afren PLC
10.250%, 04/08/2019 (S)	290,000	332,050
11.500%, 02/01/2016 (S)	400,000	459,000
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,500,000	1,722,437
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,222,550
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	484,286
BreitBurn Energy Partners LP
7.875%, 04/15/2022	360,000	359,100
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,317,395
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	554,630

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	$335,000	$301,234
DCP Midstream LLC
9.750%, 03/15/2019 (S)	565,000	719,961
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,860,000	1,701,900
DCP Midstream Operating LP
3.875%, 03/15/2023	335,000	304,951
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,022,082
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,125,405
Ecopetrol SA
5.875%, 09/18/2023	290,000	301,600
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	530,926
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	704,195
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,028,047
9.700%, 03/15/2019	670,000	857,040
Enersis SA
7.375%, 01/15/2014	633,000	643,135
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	887,384
6.875%, 03/01/2033	471,000	560,047
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,035,000	1,095,806
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	350,000	386,313
EP Energy LLC
7.750%, 09/01/2022	335,000	363,475
EV Energy Partners LP
8.000%, 04/15/2019	555,000	555,000
Exterran Partners LP
6.000%, 04/01/2021 (S)	205,000	198,850
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	488,052
Halcon Resources Corp.
8.875%, 05/15/2021	315,000	322,875
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,541,892
8.125%, 02/15/2019	925,000	1,151,326
Kerr-McGee Corp.
6.950%, 07/01/2024	755,000	884,281
Key Energy Services, Inc.
6.750%, 03/01/2021	475,000	470,250
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	502,747
5.800%, 03/15/2035	402,000	404,796
7.300%, 08/15/2033	603,000	706,996
7.750%, 03/15/2032	285,000	349,549
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,200,000	1,192,500
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	927,349

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP
6.500%, 08/15/2021	$369,000	$394,830
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)	775,000	765,313
Newfield Exploration Company
5.750%, 01/30/2022	715,000	713,213
Nexen, Inc.
5.875%, 03/10/2035	598,000	618,891
6.400%, 05/15/2037	775,000	849,908
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	455,248
NuStar Logistics LP
8.150%, 04/15/2018	356,000	397,830
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	410,000	399,750
ONEOK Partners LP
6.650%, 10/01/2036	835,000	888,918
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	400,000	358,500
Petro-Canada
6.050%, 05/15/2018	745,000	868,645
Petrobras Global Finance BV
4.375%, 05/20/2023	1,060,000	970,078
Petroleos de Venezuela SA
5.375%, 04/12/2027	930,000	534,750
Petroleos Mexicanos
4.875%, 01/24/2022	380,000	387,600
Plains Exploration & Production Company
6.875%, 02/15/2023	150,000	160,875
Precision Drilling Corp.
6.625%, 11/15/2020	315,000	333,113
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	480,000
Rex Energy Corp.
8.875%, 12/01/2020 (S)	305,000	320,250
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	420,000	422,100
Rowan Companies, Inc.
4.875%, 06/01/2022	450,000	464,510
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	630,692
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	270,000	278,775
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,005,436
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,038,662
Targa Resources Partners LP
6.375%, 08/01/2022	239,000	248,560
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	890,000	918,579
Transocean, Inc.
6.000%, 03/15/2018	500,000	563,492
6.800%, 03/15/2038	1,100,000	1,167,679
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	270,000	284,850
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	601,144
Williams Partners LP
5.250%, 03/15/2020	945,000	1,019,250

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc.
6.000%, 01/15/2022		$435,000	$440,981

			48,663,834
Financials - 15.9%
Aflac, Inc.
8.500%, 05/15/2019		535,000	691,649
Alfa Bank OJSC
7.750%, 04/28/2021 (S)		270,000	286,200
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016		505,000	586,796
Ally Financial, Inc.
4.750%, 09/10/2018		500,000	497,871
American Express Bank FSB
6.000%, 09/13/2017		585,000	678,512
American International Group, Inc.
4.125%, 02/15/2024		375,000	374,802
6.250%, 03/15/2037		1,300,000	1,274,000
6.400%, 12/15/2020		750,000	884,093
8.250%, 08/15/2018		345,000	430,243
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014		750,000	815,625
Assurant, Inc.
4.000%, 03/15/2023		1,260,000	1,220,233
5.625%, 02/15/2014		461,000	469,725
AvalonBay Communities, Inc.
5.700%, 03/15/2017		750,000	840,863
AXA SA
8.600%, 12/15/2030		360,000	435,237
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,436,400
Banco do Brasil SA/Cayman Island
(6.250% to 04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		665,000	548,625
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	585,255
Bank of America Corp.
3.625%, 03/17/2016		$1,250,000	1,314,855
5.000%, 05/13/2021		2,035,000	2,186,410
5.650%, 05/01/2018		1,000,000	1,128,749
5.700%, 01/24/2022		800,000	893,975
7.625%, 06/01/2019		1,065,000	1,306,271
Bank of America NA
5.300%, 03/15/2017		355,000	391,307
Bank of Ceylon
6.875%, 05/03/2017 (S)		350,000	349,125
Barclays Bank PLC
10.179%, 06/12/2021 (S)		320,000	414,470
BB&T Corp.
3.200%, 03/15/2016		500,000	524,062
Boardwalk Pipelines LP
3.375%, 02/01/2023		850,000	781,329
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,096,367
BRE Properties, Inc.
5.500%, 03/15/2017		1,506,000	1,659,425
Camden Property Trust
5.000%, 06/15/2015		804,000	854,814
Capital One Financial Corp.
3.500%, 06/15/2023		1,023,000	967,017
4.750%, 07/15/2021		1,405,000	1,487,160

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
3.500%, 05/15/2023	$2,400,000	$2,166,694
4.450%, 01/10/2017	1,350,000	1,461,954
4.500%, 01/14/2022	2,000,000	2,096,854
5.375%, 08/09/2020	1,500,000	1,678,464
5.500%, 09/13/2025	425,000	437,300
CNA Financial Corp.
6.500%, 08/15/2016	1,310,000	1,481,793
7.250%, 11/15/2023	735,000	888,324
Commerzbank AG
8.125%, 09/19/2023 (S)	500,000	510,000
Corrections Corp. of America
4.625%, 05/01/2023	540,000	502,875
DDR Corp.
4.625%, 07/15/2022	195,000	198,621
7.500%, 04/01/2017	1,255,000	1,466,257
7.875%, 09/01/2020	255,000	312,208
Discover Bank
7.000%, 04/15/2020	275,000	324,061
Discover Financial Services
5.200%, 04/27/2022	750,000	790,676
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	400,000	397,000
6.125%, 11/30/2019 (S)	300,000	302,250
Dresdner Bank AG
7.250%, 09/15/2015	627,000	667,533
DTEK Finance PLC
7.875%, 04/04/2018 (S)	590,000	501,500
EPR Properties
7.750%, 07/15/2020	921,000	1,041,802
ERP Operating LP
5.750%, 06/15/2017	1,000,000	1,125,666
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	700,000	609,000
General Electric Capital Corp.
0.744%, 08/15/2036 (P)	1,020,000	817,484
5.550%, 05/04/2020	1,070,000	1,212,670
5.875%, 01/14/2038	255,000	281,452
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	280,000	298,900
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,050,000	1,141,875
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	521,335
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,040,000	956,800
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	960,000	1,062,815
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,128,745
6.625%, 03/30/2040	500,000	598,346

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HBOS PLC
6.000%, 11/01/2033 (S)	$750,000	$705,825
Health Care REIT, Inc.
6.125%, 04/15/2020	1,035,000	1,175,498
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,085,754
6.500%, 01/17/2017	535,000	600,432
Highwoods Realty LP
5.850%, 03/15/2017	1,050,000	1,155,884
Host Hotels & Resorts LP
3.750%, 10/15/2023	160,000	148,169
5.250%, 03/15/2022	585,000	607,435
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	505,000	502,316
5.750%, 11/16/2020 (S)	445,000	440,832
ING Bank NV
5.800%, 09/25/2023 (S)	170,000	171,770
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	545,000	498,134
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	415,319
Invesco Finance PLC
3.125%, 11/30/2022	850,000	789,579
iPayment, Inc.
10.250%, 05/15/2018	660,000	468,600
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	643,945
6.875%, 04/15/2021	725,000	804,148
8.500%, 07/15/2019	1,050,000	1,271,379
JPMorgan Chase & Company
3.375%, 05/01/2023	2,250,000	2,041,335
4.500%, 01/24/2022	1,300,000	1,356,545
4.625%, 05/10/2021	1,240,000	1,321,989
6.300%, 04/23/2019	1,000,000	1,171,895
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	585,000	511,875
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	755,000	819,175
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	910,522
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	1,005,000	1,066,492
7.800%, 03/15/2037 (S)	855,000	923,400
Liberty Property LP
5.500%, 12/15/2016	800,000	885,670
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,163,628
8.750%, 07/01/2019	520,000	673,955
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	1,762,000	1,726,760
Loews Corp.
2.625%, 05/15/2023	630,000	576,476
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	485,000	528,967
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	295,000	320,524

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Markel Corp.
5.000%, 03/30/2043	$1,270,000	$1,182,582
5.350%, 06/01/2021	800,000	869,967
MBIA Insurance Corp.
11.528%, 01/15/2033 (S)	650,000	435,500
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,020,000	1,202,309
7.750%, 05/14/2038	360,000	445,707
MetLife, Inc.
6.400%, 12/15/2036	455,000	459,550
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,059,598
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,205,555
4.100%, 05/22/2023	1,810,000	1,688,936
5.500%, 01/26/2020	435,000	481,496
5.550%, 04/27/2017	1,075,000	1,191,441
5.750%, 01/25/2021	795,000	882,826
5.950%, 12/28/2017	1,265,000	1,431,458
6.625%, 04/01/2018	470,000	545,755
7.300%, 05/13/2019	1,995,000	2,387,654
MPT Operating Partnership LP
6.375%, 02/15/2022	475,000	480,938
6.875%, 05/01/2021	325,000	342,063
NANA Development Corp.
9.500%, 03/15/2019 (S)	410,000	412,050
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,145,486
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,326,000	1,382,355
9.625%, 05/01/2019	430,000	478,375
10.875%, 04/01/2015	290,000	302,818
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,146,950
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	445,000	438,325
Nordea Bank AB
3.125%, 03/20/2017 (S)	700,000	731,552
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,197,144
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)	540,000	540,000
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	265,000	296,637
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	525,000	451,500
ProLogis International Funding II
4.875%, 02/15/2020 (S)	390,000	387,501
ProLogis LP
6.250%, 03/15/2017	1,607,000	1,826,020
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	640,000	627,200
Rabobank Nederland NV
3.950%, 11/09/2022	400,000	383,944

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$752,000	$977,600
Realty Income Corp.
4.650%, 08/01/2023	240,000	243,479
5.375%, 09/15/2017	1,250,000	1,387,100
5.950%, 09/15/2016	530,000	593,303
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	575,000	579,487
Sberbank of Russia
6.125%, 02/07/2022 (S)	400,000	419,000
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	915,970
SLM Corp.
5.500%, 01/25/2023	675,000	618,259
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	306,000	320,535
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	515,000	494,400
Synovus Financial Corp.
7.875%, 02/15/2019	395,000	443,388
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	745,000	921,856
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	545,078
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,087,500
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	605,000	648,863
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,800,000	1,721,993
5.250%, 07/27/2021	1,815,000	1,959,354
5.750%, 01/24/2022	1,535,000	1,702,386
5.950%, 01/18/2018	725,000	819,697
6.150%, 04/01/2018	1,000,000	1,143,971
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	285,000	312,400
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,710,419
UBS AG
7.625%, 08/17/2022	685,000	757,581
Unum Group
7.125%, 09/30/2016	435,000	497,572
USB Realty Corp.
1.415%, 01/15/2017 (P)(Q)(S)	310,000	263,500
Ventas Realty LP
2.700%, 04/01/2020	495,000	471,838
4.750%, 06/01/2021	1,165,000	1,227,294
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,311,086
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	500,000	535,000
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	801,035
Wachovia Bank NA
5.850%, 02/01/2037	400,000	446,309

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WEA Finance LLC
4.625%, 05/10/2021 (S)	$1,000,000	$1,055,230
6.750%, 09/02/2019 (S)	380,000	451,935
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	974,812
Wells Fargo & Company
3.450%, 02/13/2023	900,000	842,728
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	897,000	986,700
Weyerhaeuser Company
7.375%, 03/15/2032	865,000	1,053,431
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,130,000	2,189,962
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,458,279
WR Berkley Corp.
5.375%, 09/15/2020	375,000	410,010
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,543,490

		146,761,968
Health Care - 1.3%
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	650,959
Alere, Inc.
7.250%, 07/01/2018	490,000	529,200
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,175,159
Endo Health Solutions, Inc.
7.250%, 01/15/2022	540,000	556,200
HCA, Inc.
7.500%, 02/15/2022	555,000	609,113
Medco Health Solutions, Inc.
7.125%, 03/15/2018	575,000	693,470
MModal, Inc.
10.750%, 08/15/2020 (S)	800,000	640,000
Mylan, Inc.
2.600%, 06/24/2018 (S)	670,000	668,958
7.875%, 07/15/2020 (S)	905,000	1,032,708
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	760,000	813,200
Perrigo Company
2.950%, 05/15/2023	1,120,000	1,083,243
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	165,000	168,713
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,000,000	1,154,609
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	596,871
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)	325,000	350,188
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,152,500

		11,875,091

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 3.9%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	$650,000	$666,250
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	405,000	426,263
Air Lease Corp.
5.625%, 04/01/2017	400,000	426,000
Aircastle, Ltd.
6.250%, 12/01/2019	365,000	385,988
7.625%, 04/15/2020	290,000	320,450
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,182,075	1,211,627
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	590,000	592,950
Bombardier, Inc.
7.750%, 03/15/2020 (S)	310,000	350,300
British Airways PLC
4.625%, 06/20/2024 (S)	1,050,000	1,052,625
5.625%, 06/20/2020 (S)	260,000	267,150
Casella Waste Systems, Inc.
7.750%, 02/15/2019	495,000	492,525
Coleman Cable, Inc.
9.000%, 02/15/2018	340,000	361,250
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	324,325	341,352
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	275,835	299,970
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	193,745	199,800
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	600,914	642,978
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	218,563	231,131
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	450,000	463,500
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	959,898	1,048,688
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,187,403	1,320,986
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	295,752	323,848
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	352,267	343,460
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	275,000	272,594
Garda World Security Corp.
9.750%, 03/15/2017 (S)	130,000	137,800
General Electric Company
2.700%, 10/09/2022	1,100,000	1,038,024
Glencore Funding LLC
2.500%, 01/15/2019 (S)	900,000	843,837
4.125%, 05/30/2023 (S)	590,000	546,021

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		$475,000	$511,813
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		350,000	391,125
Iron Mountain, Inc.
5.750%, 08/15/2024		555,000	499,500
6.000%, 08/15/2023		640,000	635,200
KOC Holding AS
3.500%, 04/24/2020 (S)		550,000	468,325
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		745,000	810,188
Masco Corp.
7.125%, 03/15/2020		360,000	405,900
Navios South American Logistics, Inc.
9.250%, 04/15/2019		945,000	1,015,875
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		315,977	341,255
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		735,000	700,088
7.500%, 09/29/2049 (Q)(S)		265,000	257,050
8.250%, 04/25/2018 (S)	BRL	850,000	318,323
Owens Corning
4.200%, 12/15/2022		$615,000	600,206
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		595,000	622,895
Ply Gem Industries, Inc.
9.375%, 04/15/2017		111,000	117,105
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	304,500
Steelcase, Inc.
6.375%, 02/15/2021		575,000	639,966
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		275,000	259,875
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		3,275,000	2,894,281
Textron, Inc.
7.250%, 10/01/2019		545,000	640,650
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,300,000	1,277,140
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)		580,000	608,275
Tutor Perini Corp.
7.625%, 11/01/2018		700,000	735,000
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	525,385
6.550%, 10/01/2017		945,000	1,089,836
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		180,785	202,588
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		319,554	363,493
Union Pacific Corp.
4.163%, 07/15/2022		1,137,000	1,201,490
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		600,910	630,955
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		655,000	632,075

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	$400,000	$438,000
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	630,000	674,100
Waste Management, Inc.
7.750%, 05/15/2032	625,000	820,469

		36,240,293
Information Technology - 0.5%
Ancestry.com, Inc.
9.625%, 10/15/2018 (S)	195,000	195,000
11.000%, 12/15/2020	430,000	490,200
Aspect Software, Inc.
10.625%, 05/15/2017	640,000	638,400
Baidu, Inc.
3.250%, 08/06/2018	550,000	549,869
Brightstar Corp.
9.500%, 12/01/2016 (S)	675,000	705,375
First Data Corp.
11.750%, 08/15/2021 (S)	350,000	337,750
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	200,000	204,250
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,139,136

		4,259,980
Materials - 2.9%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	584,049
Allegheny Technologies, Inc.
5.950%, 01/15/2021	200,000	210,070
9.375%, 06/01/2019	1,270,000	1,548,936
American Gilsonite Company
11.500%, 09/01/2017 (S)	730,000	746,425
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020	675,000	693,563
ArcelorMittal
10.350%, 06/01/2019	430,000	528,900
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	518,751	549,876
Barrick Gold Corp.
4.100%, 05/01/2023	565,000	497,746
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	785,000	828,175
Cemex SAB de CV
6.500%, 12/10/2019 (S)	600,000	591,000
CF Industries, Inc.
7.125%, 05/01/2020	865,000	1,014,391
Commercial Metals Company
7.350%, 08/15/2018	470,000	509,950
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	455,000	486,850
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	481,674
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,051,154
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	450,000	456,750
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	900,000	830,109
Georgia-Pacific LLC
7.250%, 06/01/2028	345,000	421,231

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	$310,000	$275,900
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	362,329
Inmet Mining Corp.
7.500%, 06/01/2021 (S)	900,000	922,500
International Paper Company
9.375%, 05/15/2019	495,000	652,918
JMC Steel Group
8.250%, 03/15/2018 (S)	225,000	217,125
LyondellBasell Industries NV
5.000%, 04/15/2019	1,630,000	1,794,641
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (Q)(S)	540,000	504,900
Methanex Corp.
5.250%, 03/01/2022	500,000	518,841
Metinvest BV
8.750%, 02/14/2018 (S)	520,000	449,800
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	260,000	248,300
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	325,000	318,500
Pretium Packaging LLC
11.500%, 04/01/2016	210,000	225,225
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	418,113
8.250%, 01/15/2021 (S)	275,000	276,375
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	359,999
Rock-Tenn Company
4.000%, 03/01/2023	700,000	678,497
Severstal Columbus LLC
10.250%, 02/15/2018	180,000	191,250
SunCoke Energy, Inc.
7.625%, 08/01/2019	340,000	364,650
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	362,000	407,250
The Dow Chemical Company
3.000%, 11/15/2022	270,000	248,720
4.125%, 11/15/2021	1,000,000	1,021,118
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	625,000	551,563
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,009,380
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	400,000	372,000
Walter Energy, Inc.
9.875%, 12/15/2020 (S)	260,000	226,200
Westvaco Corp.
7.950%, 02/15/2031	750,000	866,162
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	700,000	723,762
4.950%, 11/15/2021 (S)	900,000	900,441

		27,137,308
Telecommunication Services - 3.1%
American Tower Corp.
3.400%, 02/15/2019	400,000	395,449
4.700%, 03/15/2022	615,000	597,782
5.900%, 11/01/2021	1,500,000	1,582,449
AT&T, Inc.
4.350%, 06/15/2045	285,000	235,217
5.350%, 09/01/2040	580,000	562,842

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
CenturyLink, Inc.
5.625%, 04/01/2020		$290,000	$283,113
5.800%, 03/15/2022		740,000	695,600
7.600%, 09/15/2039		1,630,000	1,454,775
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		320,000	334,800
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,195,000	1,268,502
6.113%, 01/15/2020 (S)		720,000	814,600
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,881,582
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		630,000	652,050
Embarq Corp.
7.995%, 06/01/2036		1,092,000	1,111,620
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,215,000	2,134,051
7.628%, 06/15/2016 (S)		1,530,000	1,653,593
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		275,000	276,375
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		345,000	320,850
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,110,000	438,631
PAETEC Holding Corp.
9.875%, 12/01/2018		$436,000	485,050
SBA Tower Trust
2.933%, 12/15/2017 (S)		855,000	861,628
3.598%, 04/15/2018 (S)		850,000	846,563
5.101%, 04/17/2017 (S)		675,000	728,764
Softbank Corp.
4.500%, 04/15/2020 (S)		700,000	672,700
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	669,375
Telecom Italia Capital SA
6.999%, 06/04/2018		480,000	527,118
7.200%, 07/18/2036		430,000	399,499
Telefonica Emisiones SAU
6.421%, 06/20/2016		1,005,000	1,104,507
Verizon Communications, Inc.
4.500%, 09/15/2020		700,000	744,534
5.150%, 09/15/2023		2,000,000	2,144,486
6.550%, 09/15/2043		1,385,000	1,563,366
6.900%, 04/15/2038		715,000	828,335

			28,269,806
Utilities - 2.4%
AES Corp.
4.875%, 05/15/2023		185,000	172,975
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,203,855
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		403,000	406,650
BVPS II Funding Corp.
8.890%, 06/01/2017		494,000	523,950
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	693,579
CMS Energy Corp.
5.050%, 03/15/2022		910,000	975,104
DPL, Inc.
7.250%, 10/15/2021		735,000	751,538

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	$300,000	$283,770
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,071,031
Exelon Generation Company LLC
4.250%, 06/15/2022	595,000	585,963
5.600%, 06/15/2042	296,000	282,856
FirstEnergy Corp.
7.375%, 11/15/2031	1,000,000	1,010,073
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	928,000	937,280
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	650,000	671,260
6.875%, 06/21/2023 (S)	430,000	448,448
7.250%, 01/15/2019 (S)	520,000	568,872
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	200,000	201,000
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	787,891
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	310,000	316,200
NiSource Finance Corp.
4.800%, 02/15/2044	1,260,000	1,128,232
6.400%, 03/15/2018	672,000	777,885
NRG Energy, Inc.
7.625%, 01/15/2018	555,000	614,663
8.250%, 09/01/2020	505,000	554,238
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,350,000	1,394,530
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,081,458
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	605,000	617,100
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,005,625
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	460,000	473,800
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	802,944
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,322,478
W3A Funding Corp.
8.090%, 01/02/2017	309,262	308,958
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	470,000	479,400

		22,453,606

TOTAL CORPORATE BONDS (Cost $377,343,165)		$387,827,968

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.768%, 07/15/2029 (P)	$1,025,000	$850,750
Fifth Third Capital Trust IV (6.500% to
04/15/2017, then 3 month
LIBOR + 1.368%)
04/15/2037	1,315,000	1,308,425
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,377,000
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	650,000	825,500
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	245,000	252,350
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	410,236
State Street Capital Trust IV
1.254%, 06/15/2037 (P)	1,060,000	826,800
SunTrust Preferred Capital I
4.000%, 11/15/2013 (P)(Q)	425,000	331,500
USB Capital IX
3.500%, 11/15/2013 (P)(Q)	1,745,000	1,326,200
ZFS Finance USA Trust II (6.450% to
6-15-16 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	715,000	754,325
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	1,695,000	1,775,513

		10,038,599

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,811,073)		$10,038,599

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	120,000	258,825

TOTAL CONVERTIBLE BONDS (Cost $129,600)		$258,825

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.0%
CCM Merger, Inc. 5.000%, 03/01/2017	162,703	163,618
Consumer Staples - 0.1%
The Sun Products Corp. ,
03/23/2020 TBD (T)	600,000	579,500
Financials - 0.1%
iStar Financial, Inc. 4.500%, 10/16/2017	202,757	202,884
Walter Investment Management Corp.
5.750%, 11/28/2017	332,500	335,098

		537,982
Industrials - 0.1%
Delta Air Lines, Inc. 4.000%, 10/18/2018	497,500	498,474
WP CPP Holdings LLC
4.750%, 12/27/2019	248,125	248,745

		747,219

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.0%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	$294,500	$295,370
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	280,989	281,692

TOTAL TERM LOANS (Cost $2,587,894)		$2,605,381

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,450,500

TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,450,500

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.9%
Commercial & Residential - 16.5%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.054%, 12/25/2046	10,682,308	750,180
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.399%, 06/25/2045 (P)	1,498,274	1,318,120
Series 2004-4, Class 5A,
2.393%, 02/25/2045 (P)	1,238,309	1,230,276
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	865,922
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,525,000	2,849,028
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.222%, 10/10/2045 (S)	214,960,006	503,436
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,641,361
Series 2007-3, Class AMF,
5.317%, 06/10/2049	500,000	547,397
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,433,743
Series 2007-1, Class A3,
5.449%, 01/15/2049	593,601	596,241
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	364,539	368,840
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,215,000	1,334,708
Series 2007-3, Class AM,
5.857%, 06/10/2049 (P)	1,000,000	1,105,242
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	925,000	1,015,393
Series 2006-2, Class AM,
5.959%, 05/10/2045 (P)	930,000	1,026,100
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.679%, 01/25/2038 (P)(S)	1,760,000	921,339
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)	970,437	974,480
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	887,181	896,107

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.719%, 08/25/2035 (P)	$1,195,363	$1,063,048
Series 2005-5, Class 1A4,
0.739%, 07/25/2035 (P)	1,110,480	1,012,365
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,214,648	1,235,651
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,148,575	1,152,047
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2006-T24, Class X2 IO,
0.651%, 10/12/2041 (S)	99,367,208	1,292
Series 2004-T16, Class X1 IO,
0.942%, 02/13/2046 (S)	21,506,697	142,955
Series 2004-PWR5, Class X1 IO,
0.968%, 07/11/2042 (S)	21,526,612	176,647
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.389%, 12/25/2036 (P)	1,206,403	794,741
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	1,000,000	1,005,604
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.393%, 07/15/2044 (P)	400,000	408,833
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
2.080%, 12/10/2045	10,615,507	1,166,888
Series 2012-CR2, Class XA IO,
2.112%, 08/15/2045	16,566,028	1,897,688
Series 2012-LC4, Class XA IO,
2.681%, 12/10/2044 (S)	6,138,957	845,138
Series 2013-300P, Class D,
4.539%, 08/10/2030 (P)(S)	1,080,000	1,006,437
Series 2013-300P, Class E,
4.539%, 08/10/2030 (P)(S)	700,000	635,343
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	730,000	767,535
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	735,000	757,040
Series 2012-LC4, Class C,
5.824%, 12/10/2044 (P)	1,475,000	1,554,314
Series 2010-C1, Class D,
6.091%, 07/10/2046 (P)(S)	685,000	705,778
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.541%, 07/20/2034 (P)	2,639,498	2,642,182
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.523%, 02/15/2038 (S)	35,353,729	148,875
Deutsche Mortgage Securities, Inc.,
Series 2004-4, Class 2AR1
0.719%, 06/25/2034 (P)	939,132	853,201
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.631%, 07/19/2044 (P)	1,536,967	1,351,181

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	$850,000	$835,271
Series 2013-ESFL, Class DFL,
3.322%, 12/05/2031 (P)(S)	545,000	549,078
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	800,000	819,395
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,795,000	1,849,523
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	700,000	717,277
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	862,878
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	996,361
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.662%, 06/10/2048 (S)	51,134,976	295,151
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.350%, 08/19/2034 (P)	1,706,628	1,653,388
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.056%, 07/10/2038 (P)	1,790,000	1,956,989
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.922%, 07/10/2039 (S)	70,397,240	657,651
Series 2013-KYO, Class D,
2.782%, 11/08/2029 (P)(S)	545,000	539,580
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	802,944
Series 2007-GG10, Class A4,
5.993%, 08/10/2045 (P)	2,000,000	2,218,830
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.654%, 09/25/2035 (P)	858,433	840,764
Series 2004-9, Class B1,
3.104%, 08/25/2034 (P)	1,518,551	875,256
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	24,262,729	206,233
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	28,876,365	259,887
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	31,744,686	317,447
Series 2005-9, Class 2A1C IO,
0.630%, 06/20/2035	1,630,315	1,415,856
Series 2005-11, Class X IO,
2.072%, 08/19/2045	5,399,887	279,732
Series 2005-8, Class 1X IO,
2.164%, 09/19/2035	8,063,621	636,026
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.644%, 10/25/2036	23,248,268	936,554
Series 2005-AR18, Class 1X IO,
2.006%, 10/25/2036	15,101,645	1,129,627
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	22,221,935	1,163,074

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.734%, 05/15/2045	$67,396,672	$985,744
Series 2011-C3A, Class XA IO,
1.465%, 02/15/2046 (S)	26,440,689	1,315,847
Series 2012-HSBC Class XA IO,
1.582%, 07/05/2032 (S)	16,335,000	1,726,773
Series 2011-C4, Class XA IO,
1.735%, 07/15/2046 (S)	34,326,382	2,006,171
Series 2013-JWRZ, Class D,
3.172%, 04/15/2030 (P)(S)	705,000	700,938
Series 2012-PHH, Class D,
3.450%, 10/15/2025 (P)(S)	595,000	599,721
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	3,921,000	4,196,435
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	2,479,197	2,740,452
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,514,154
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	940,000	1,038,605
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	3,105,000	3,121,398
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	970,000	1,065,878
Series 2007-LD12, Class AM,
6.196%, 02/15/2051 (P)	2,250,000	2,456,701
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.959%, 02/15/2040 (S)	28,577,306	265,626
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,036,976
Series 2006-C6, Class AM,
5.413%, 09/15/2039	1,005,000	1,098,931
Series 2006-C4, Class AJ,
6.075%, 06/15/2038 (P)	700,000	722,530
MASTR Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.578%, 08/25/2034 (P)	1,974,320	1,974,353
Series 2004-13, Class 2A1,
2.673%, 04/21/2034 (P)	744,623	761,425
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	796,644	848,173
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.639%, 03/25/2030 (P)	88,580	84,657
Series 2004-1, Class 2A1,
2.193%, 12/25/2034 (P)	856,596	853,203
Series 2007-3, Class M1,
3.217%, 09/25/2037 (P)	368,734	193,424
Series 2007-3, Class M2 IO,
3.217%, 09/25/2037	322,770	34,595
Series 2007-3, Class M3 IO,
3.217%, 09/25/2037	85,331	1,268
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.369%, 07/12/2038 (S)	198,199,984	821,935
Series 2006-C2, Class X IO,
0.504%, 08/12/2043 (S)	73,353,068	722,674

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2008-C1, Class X IO,
0.544%, 02/12/2051 (S)	$37,979,158	$560,762
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,760,000	1,850,823
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	1,965,635
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.894%, 02/15/2046	8,664,807	891,721
Series 2012-C5, Class XA IO,
2.050%, 08/15/2045 (S)	15,279,247	1,509,162
Series 2012-C6, Class XA IO,
2.333%, 11/15/2045 (S)	11,861,851	1,345,822
Series 2013-C7, Class C,
4.328%, 02/15/2046 (P)	515,000	479,144
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.792%, 12/13/2041 (S)	56,760,439	340,336
Series 2005-IQ9, Class X1 IO,
1.216%, 07/15/2056 (S)	23,029,901	473,932
Series 2011-C3, Class XA IO,
1.440%, 07/15/2049 (S)	20,848,788	1,038,666
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,369,766
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,095,000	1,201,521
Series 2007-IQ14, Class AM,
5.875%, 04/15/2049 (P)	1,325,000	1,351,898
MortgageIT Trust, Series 2005-2,
Class 1A2 0.509%, 05/25/2035 (P)	1,112,030	1,046,526
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	3,350,000	3,246,592
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	555,814
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.507%, 12/25/2045	9,068,676	466,934
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	211,194	217,275
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.380%, 05/20/2035 (P)	203,793	178,597
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	605,000	594,670
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.493%, 03/25/2033 (P)	1,890	1,286
Series 1998-RF2, Class A,
7.159%, 07/15/2027 (P)(S)	162,087	163,284
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.780%, 03/25/2044 (P)	1,211,855	1,203,045
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,528,268
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	820,000	849,673

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
UBS Commercial Mortgage Trust (continued)
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	$585,000	$609,115
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.961%, 05/10/2063 (S)	19,202,428	1,797,098
VFC 2013-1 LLC, Series 2013-1, Class A
3.130%, 03/20/2026 (S)	670,000	670,000
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.444%, 03/15/2042 (S)	34,265,826	117,806
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,954,905
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,026,360
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,518,163
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,580,000	1,697,315
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.104%, 03/23/2045 (P)(S)	308,862	309,176
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.469%, 12/25/2045 (P)	1,644,119	1,441,577
Series 2005-AR2, Class 2A3,
0.529%, 01/25/2045 (P)	910,359	804,344
Series 2005-AR8, Class 2AB3,
0.539%, 07/25/2045 (P)	1,009,858	892,186
Series 2005-AR2, Class 2A1B,
0.549%, 01/25/2045 (P)	1,716,424	1,488,786
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,104,160	960,509
Series 2005-AR8, Class 2AB2,
0.599%, 07/25/2045 (P)	2,587,558	2,298,551
Series 2005-AR13, Class X IO,
1.463%, 10/25/2045	14,871,208	613,437
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	437,325	441,767
Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B,
2.800%, 03/18/2028 (P)(S)	1,175,000	1,075,395
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	685,000	530,245
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.635%, 03/25/2035 (P)	809,194	778,001
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.852%, 03/15/2044 (S)	25,791,032	1,838,411
Series 2012-C10, Class XA IO,
1.985%, 12/15/2045 (S)	7,910,678	888,512
Series 2012-C9, Class XA IO,
2.424%, 11/15/2045 (S)	17,074,226	2,194,328
Series 2013-C15, Class B,
4.636%, 08/15/2046 (P)	275,000	274,999

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2013-C16, Class B,
4.986%, 09/15/2046 (P)	$470,000	$480,473

		152,538,666
U.S. Government Agency - 6.4%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.512%, 11/25/2020	56,847,152	1,121,651
Series K026, Class X1 IO,
1.177%, 11/25/2022	11,268,451	827,656
Series KAIV, Class X1 IO,
1.384%, 06/25/2021	26,471,584	2,029,179
Series K022, Class X1 IO,
1.432%, 07/25/2022	13,868,436	1,208,662
Series K014, Class X1 IO,
1.435%, 04/25/2021	5,569,197	421,315
Series K018, Class X1 IO,
1.604%, 01/25/2022	7,917,661	717,649
Series K708, Class X1 IO,
1.643%, 01/25/2019	12,204,300	835,445
Series K021, Class X1 IO,
1.646%, 06/25/2022	13,738,209	1,372,255
Series K707, Class X1 IO,
1.693%, 12/25/2018	11,652,811	798,148
Series K705, Class X1 IO,
1.900%, 09/25/2018	15,874,201	1,181,739
Series K710, Class X1 IO,
1.914%, 05/25/2019	5,969,987	497,521
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	942,296
Series 4042, Class PI IO,
3.000%, 05/15/2027	13,587,247	1,700,682
Series 3632, Class AP,
3.000%, 02/15/2040	4,070,900	4,253,500
Series 290, Class IO,
3.500%, 11/15/2032	4,120,992	855,547
Series 3630, Class BI IO,
4.000%, 05/15/2027	277,444	3,574
Series 3908, Class PA,
4.000%, 06/15/2039	1,425,340	1,501,468
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,017,080	812,510
Series 3623, Class LI IO,
4.500%, 01/15/2025	968,378	78,749
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,589,946	614,948
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,841,736	227,864
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,933,424	698,379
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,263,490	475,313
Series 3581, Class IO, IO,
6.000%, 10/15/2039	1,003,467	168,508
Series T-41, Class 3A,
6.700%, 07/25/2032 (P)	111,953	130,686
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.747%, 02/25/2022	13,455,916	550,199
Series 2012-21, Class PA,
2.000%, 03/25/2041	8,808,658	8,836,899

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-38, Class PA,
2.000%, 09/25/2041	$2,263,445	$2,167,373
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,143,859	831,064
Series 2012-19, Class JA,
3.500%, 03/25/2041	2,194,324	2,280,173
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	3,372,974	771,055
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	777,530	16,541
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	823,079	20,343
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,828,271	1,931,885
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,682,940	462,107
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,652,332	286,430
Series 2011-41, Class KA,
4.000%, 01/25/2041	2,331,956	2,483,314
Series 2011-86, Class NA,
4.000%, 01/25/2041	3,891,261	4,169,335
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,379,082	167,942
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,018,860	152,847
Series 401, Class C2 IO,
4.500%, 06/25/2039	910,203	126,108
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,500,903	453,110
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,415,022	127,759
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,192,269	188,471
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,386,861	361,751
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,128,096	430,255
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,130,024	348,483
Series 407, Class 16 IO,
5.000%, 01/25/2040	345,369	58,597
Series 407, Class 17 IO,
5.000%, 01/25/2040	387,072	66,339
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,788,851	314,566
Series 407, Class 8 IO,
5.000%, 03/25/2041	888,559	166,466
Series 407, Class C6 IO,
5.500%, 01/25/2040	6,246,374	1,090,108
Series 2010-135, Class TS IO,
5.841%, 12/25/2040	6,551,678	1,072,031
Series 2001-50, Class BA,
7.000%, 10/25/2041	26,589	30,710
Series 2002-W3, Class A5,
7.500%, 11/25/2041	153,844	181,386
Government National
Mortgage Association
Series 2012-70, Class IO,
0.963%, 08/16/2052	12,832,293	858,647

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2012-120, Class IO,
1.014%, 02/16/2053	$15,740,416	$1,171,370
Series 2012-114, Class IO,
1.030%, 01/16/2053	15,946,687	1,532,269
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	1,839,814	107,110
Series 2010-147, Class SA IO,
5.990%, 05/20/2040	7,067,310	1,210,334
Series 2010-85, Class SB IO,
6.418%, 03/16/2040	5,996,716	961,179

		59,459,800

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $218,803,066)		$211,998,466

ASSET BACKED SECURITIES - 4.4%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.539%, 09/25/2034 (P)	666,268	654,685
Series 2005-4, Class M1,
0.629%, 10/25/2035 (P)	1,585,000	1,334,985
Ameriquest Mortgage Securities, Inc.
0.589%, 01/25/2036 (P)	900,000	741,928
Series 2005-R3, Class M2,
0.649%, 05/25/2035 (P)	1,100,000	979,261
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	4,674	4,701
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.729%, 05/25/2034 (P)	727,963	707,214
Series 2003-W10, Class M1,
1.259%, 01/25/2034 (P)	615,508	587,131
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	852,469
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.599%, 03/25/2035 (P)	1,009,202	941,827
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035 (P)	4,141	4,133
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.419%, 07/25/2036 (P)(S)	1,107,008	996,154
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M2
0.629%, 05/25/2035 (P)	544,515	528,431
Centex Home Equity
Series 2005-A, Class M4,
0.979%, 01/25/2035 (P)	227,332	170,807
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	589,172	612,169
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.953%, 06/25/2037 (P)	689,413	696,886
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,583,038	1,578,425
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	10,703	10,552

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.110%, 02/25/2035 (P)	$1,292,624	$1,353,169
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.839%, 04/25/2036 (P)	1,098,539	1,053,847
Series 2006-MH1, Class B1,
5.708%, 10/25/2036 (P)(S)	2,560,000	1,277,220
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,725,000	1,680,455
CSMC Trust, Series 2006-CF2, Class M1
0.649%, 05/25/2036 (P)(S)	1,225,000	1,173,454
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	3,856,238	4,141,603
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.639%, 11/25/2035 (P)	1,400,000	1,260,673
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	238,235	218,822
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	207,556
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.944%, 06/25/2035 (P)	840,000	797,187
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	900,000	885,605
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.449%, 10/25/2035 (P)	1,146,630	1,045,210
GSAA Trust, Series 2005-10, Class M3
0.729%, 06/25/2035 (P)	1,545,000	1,444,439
GSAMP Trust, Series 2006-NC1,
Class A2 0.359%, 02/25/2036 (P)	693,114	644,259
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.479%, 03/25/2035 (P)(S)	1,654,755	1,590,498
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.549%, 10/25/2035 (P)	670,000	621,607
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.229%, 02/25/2034 (P)	150,353	136,560
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.879%, 08/25/2037 (P)	445,297	433,806
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.929%, 09/25/2035 (P)	465,176	421,245
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.629%, 03/25/2035 (P)	780,000	740,972
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.079%, 01/25/2034 (P)	552,930	503,046
Park Place Securities, Inc.,
Series 2005-WCH1, Class M2
0.699%, 01/25/2036 (P)	29,242	29,045
RAMP Trust
Series 2005-RS3, Class M1,
0.599%, 03/25/2035 (P)	755,000	700,992

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
RAMP Trust (continued)
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	$95,114	$92,684
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	106,446	104,596
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	632,760
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	640,585	682,547
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.359%, 05/25/2036 (P)	526,010	479,999
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.479%, 12/25/2036 (P)	1,760,000	1,637,574
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	784,413	782,452
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,017,789	1,020,016
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	468,629	461,161
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,096,585	1,091,788
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	229,851	228,702

TOTAL ASSET BACKED SECURITIES (Cost $41,256,483)		$40,977,307

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	1,505

TOTAL COMMON STOCKS (Cost $44,687)		$1,505

PREFERRED SECURITIES - 0.6%
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	6,466	573,252
Financials - 0.4%
Ally Financial, Inc., 7.300%	15,550	389,528
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	4,400	120,868
Discover Financial Services, 6.500%	13,900	326,928
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	17,340	463,845
PNC Financial Services
Group, Inc., 6.125%	25,325	639,203
Regions Financial Corp., 6.375%	29,410	663,490
The Goldman Sachs Group, Inc., 5.500%	23,125	518,925
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	23,725	639,152
Wells Fargo & Company,
Series L, 7.500%	300	341,253
Weyerhaeuser Company, 6.375%	3,400	180,132

		4,283,324
Industrials - 0.1%
United Technologies Corp., 7.500%	7,436	481,778
Materials - 0.0%
ArcelorMittal, 6.000%	5,385	115,724

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities - 0.0%
Duke Energy Corp., 5.125%	14,200	$296,212

TOTAL PREFERRED SECURITIES (Cost $5,805,465)		$5,750,290

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	23,578	235,976

TOTAL SECURITIES LENDING
COLLATERAL (Cost $235,969)		$235,976

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	21,752,595	21,752,595

TOTAL SHORT-TERM INVESTMENTS (Cost $21,752,595)		$21,752,595

Total Investments (Active Bond Trust)
(Cost $909,410,102) - 99.4%		$918,794,112
Other assets and liabilities, net - 0.6%		5,999,958

TOTAL NET ASSETS - 100.0%		$924,794,070

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 13.0%
Auto Components - 1.1%
BorgWarner, Inc.	36,200	$3,670,318
Johnson Controls, Inc.	7,800	323,700

		3,994,018
Diversified Consumer Services - 0.1%
Capella Education Company (I)	9,500	537,320
Hotels, Restaurants & Leisure - 3.0%
Marriott Vacations Worldwide Corp. (I)	5,100	224,400
MGM Resorts International (I)	13,000	265,720
Sonic Corp. (I)	4,400	78,100
Starbucks Corp.	75,200	5,788,144
Starwood Hotels & Resorts Worldwide, Inc.	70,900	4,711,305

		11,067,669
Household Durables - 1.5%
Mohawk Industries, Inc. (I)	4,200	547,050
NACCO Industries, Inc., Class A	6,900	382,398
Whirlpool Corp. (L)	32,900	4,817,876

		5,747,324
Media - 2.8%
CBS Corp., Class B	25,400	1,401,064
Comcast Corp., Class A	154,400	6,971,160
MDC Partners, Inc., Class A	16,400	458,872
The Washington Post Company, Class B	200	122,270
Time Warner, Inc.	19,000	1,250,390

		10,203,756
Specialty Retail - 4.3%
Best Buy Company, Inc.	123,100	4,616,250
Brown Shoe Company, Inc.	84,300	1,978,521
GameStop Corp., Class A	69,700	3,460,605
Haverty Furniture Companies, Inc.	4,800	117,744

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
hhgregg, Inc. (I)(L)	46,900	$839,979
Staples, Inc.	14,300	209,495
The Children’s Place Retail Stores, Inc. (I)	38,600	2,233,396
The Home Depot, Inc.	30,800	2,336,180

		15,792,170
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	11,900	741,489

		48,083,746
Consumer Staples - 7.4%
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	11,000	1,266,320
The Andersons, Inc.	2,900	202,710
The Kroger Company	123,200	4,969,888

		6,438,918
Food Products - 3.7%
Archer-Daniels-Midland Company	106,900	3,938,196
Fresh Del Monte Produce, Inc.	34,500	1,023,960
John B. Sanfilippo & Son, Inc.	11,000	255,090
Sanderson Farms, Inc. (L)	49,200	3,209,808
The Hershey Company	7,200	666,000
TreeHouse Foods, Inc. (I)	4,900	327,467
Tyson Foods, Inc., Class A	156,200	4,417,336

		13,837,857
Household Products - 0.1%
Harbinger Group, Inc. (I)	13,500	139,995
Personal Products - 1.0%
Inter Parfums, Inc.	9,000	269,910
Nu Skin Enterprises, Inc., Class A	26,500	2,537,110
USANA Health Sciences, Inc. (I)	9,900	859,221

		3,666,241
Tobacco - 0.9%
Lorillard, Inc.	70,300	3,148,034
Universal Corp. (L)	4,900	249,557

		3,397,591

		27,480,602
Energy - 9.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	100,700	4,944,370
Exterran Holdings, Inc. (I)	55,900	1,541,163

		6,485,533
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	700	85,050
ConocoPhillips	88,500	6,151,635
EOG Resources, Inc.	32,400	5,484,672
Exxon Mobil Corp.	33,300	2,865,132
Hess Corp.	64,600	4,996,164
Knightsbridge Tankers, Ltd.	4,600	46,782
Murphy Oil Corp.	66,300	3,999,216
Oasis Petroleum, Inc. (I)	17,200	845,036
Southwestern Energy Company (I)	44,500	1,618,910
Stone Energy Corp. (I)	21,600	700,488
Warren Resources, Inc. (I)	14,300	41,899
Western Refining, Inc. (L)	31,900	958,276

		27,793,260

		34,278,793

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 17.2%
Capital Markets - 1.5%
E*TRADE Financial Corp. (I)	10,300	$169,950
Financial Engines, Inc.	900	53,496
State Street Corp.	11,000	723,250
TD Ameritrade Holding Corp.	169,500	4,437,510

		5,384,206
Commercial Banks - 4.1%
BankUnited, Inc.	17,900	558,301
First Citizens BancShares, Inc., Class A	1,900	390,640
First Merchants Corp.	12,700	220,091
First Niagara Financial Group, Inc.	20,000	207,400
KeyCorp	345,900	3,943,260
OFG Bancorp (L)	34,400	556,936
Pinnacle Financial Partners, Inc. (I)	21,000	626,010
Popular, Inc. (I)	29,500	773,785
PrivateBancorp, Inc.	22,300	477,220
SunTrust Banks, Inc.	23,700	768,354
SVB Financial Group (I)	4,200	362,754
Synovus Financial Corp.	1,249,500	4,123,350
United Community Banks, Inc. (I)	12,100	181,500
Wintrust Financial Corp.	53,300	2,189,031

		15,378,632
Consumer Finance - 1.2%
Discover Financial Services	78,500	3,967,390
Portfolio Recovery Associates, Inc. (I)	8,800	527,472

		4,494,862
Diversified Financial Services - 3.6%
Bank of America Corp.	155,600	2,147,280
Berkshire Hathaway, Inc., Class B (I)	8,600	976,186
Citigroup, Inc.	40,000	1,940,400
JPMorgan Chase & Company	159,500	8,244,555

		13,308,421
Insurance - 4.1%
ACE, Ltd.	10,800	1,010,448
Cincinnati Financial Corp. (L)	9,500	448,020
Everest Re Group, Ltd.	12,800	1,861,248
StanCorp Financial Group, Inc.	10,500	577,710
Symetra Financial Corp.	11,600	206,712
The Allstate Corp.	28,100	1,420,455
The Progressive Corp.	167,400	4,558,302
The Travelers Companies, Inc.	60,300	5,111,631

		15,194,526
Real Estate Investment Trusts - 2.4%
Highwoods Properties, Inc.	4,100	144,771
Potlatch Corp.	66,600	2,642,688
Public Storage	6,600	1,059,630
Rayonier, Inc.	44,400	2,470,860
Realty Income Corp.	23,800	946,050
Retail Properties of America, Inc., Class A	21,800	299,750
The Geo Group, Inc.	42,400	1,409,800

		8,973,549
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	75,300	936,732
Banc of California, Inc.	4,000	55,320

		992,052

		63,726,248

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 14.5%
Biotechnology - 4.6%
Biogen Idec, Inc. (I)	14,100	$3,394,716
Celgene Corp. (I)	31,800	4,894,974
Myriad Genetics, Inc. (I)(L)	113,800	2,674,300
PDL BioPharma, Inc. (L)	212,400	1,692,828
Pharmacyclics, Inc. (I)	33,000	4,567,860

		17,224,678
Health Care Equipment & Supplies - 0.3%
ResMed, Inc. (L)	21,600	1,140,912
Health Care Providers & Services - 5.1%
Aetna, Inc.	78,800	5,044,776
AMN Healthcare Services, Inc. (I)	53,400	734,784
Cigna Corp.	57,200	4,396,392
Molina Healthcare, Inc. (I)	109,100	3,883,960
WellPoint, Inc.	56,900	4,757,409

		18,817,321
Life Sciences Tools & Services - 1.1%
Cambrex Corp. (I)	48,300	637,560
Covance, Inc. (I)	13,500	1,167,210
PAREXEL International Corp. (I)	42,700	2,144,821

		3,949,591
Pharmaceuticals - 3.4%
Eli Lilly & Company	105,500	5,309,815
Johnson & Johnson	82,600	7,160,594
Lannett Company, Inc. (I)	7,300	159,286

		12,629,695

		53,762,197
Industrials - 11.5%
Aerospace & Defense - 7.6%
Alliant Techsystems, Inc.	48,800	4,760,928
Exelis, Inc.	37,800	593,838
Huntington Ingalls Industries, Inc.	48,200	3,248,680
Lockheed Martin Corp.	40,800	5,204,040
Northrop Grumman Corp.	51,600	4,915,416
Raytheon Company	64,000	4,932,480
Taser International, Inc. (I)	76,700	1,143,597
The Boeing Company	28,700	3,372,250

		28,171,229
Airlines - 1.0%
Hawaiian Holdings, Inc. (I)(L)	39,000	290,160
Republic Airways Holdings, Inc. (I)	97,400	1,159,060
SkyWest, Inc.	9,900	143,748
US Airways Group, Inc. (I)(L)	111,400	2,112,144

		3,705,112
Building Products - 0.6%
AAON, Inc.	18,700	496,672
Masco Corp.	85,200	1,813,056

		2,309,728
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	4,600	122,452
Kimball International, Inc., Class B	38,500	426,965
Quad/Graphics, Inc. (L)	37,700	1,144,572
The Brink’s Company	5,200	147,160
Viad Corp.	14,400	359,280

		2,200,429
Construction & Engineering - 0.0%
Argan, Inc.	4,400	96,668

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
General Electric Company	9,800	$234,122
Machinery - 0.7%
AGCO Corp.	37,800	2,283,876
Oshkosh Corp. (I)(L)	9,600	470,208

		2,754,084
Professional Services - 0.5%
Korn/Ferry International (I)	5,300	113,420
RPX Corp. (I)	93,700	1,642,561

		1,755,981
Road & Rail - 0.4%
Amerco, Inc.	900	165,717
Saia, Inc. (I)	10,750	335,185
Swift Transportation Company (I)	51,900	1,047,861

		1,548,763

		42,776,116
Information Technology - 18.5%
Communications Equipment - 0.8%
InterDigital, Inc.	80,900	3,019,997
Computers & Peripherals - 4.8%
Apple, Inc.	8,726	4,160,121
Hewlett-Packard Company	212,300	4,454,054
Lexmark International, Inc., Class A (L)	126,000	4,158,000
Western Digital Corp.	76,500	4,850,100

		17,622,275
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (I)	51,600	2,504,148
Avnet, Inc.	24,100	1,005,211
Ingram Micro, Inc., Class A (I)	32,300	744,515

		4,253,874
Internet Software & Services - 2.4%
AOL, Inc. (I)	131,600	4,550,728
j2 Global, Inc. (L)	10,900	539,768
LinkedIn Corp., Class A (I)	15,500	3,813,930

		8,904,426
IT Services - 4.2%
Booz Allen Hamilton Holding Corp.	71,100	1,373,652
Computer Sciences Corp.	91,400	4,729,036
Convergys Corp.	4,500	84,375
CSG Systems International, Inc.	50,300	1,260,015
Euronet Worldwide, Inc. (I)	3,300	131,340
Fiserv, Inc. (I)	39,100	3,951,055
FleetCor Technologies, Inc. (I)	23,100	2,544,696
Global Cash Access Holdings, Inc. (I)	17,500	136,675
IBM Corp.	3,155	584,243
Jack Henry & Associates, Inc.	7,800	402,558
Total Systems Services, Inc.	10,900	320,678

		15,518,323
Office Electronics - 0.0%
Xerox Corp.	6,600	67,914
Semiconductors & Semiconductor Equipment - 3.0%
International Rectifier Corp. (I)	14,900	369,073
Intersil Corp., Class A	157,100	1,764,233
Kulicke & Soffa Industries, Inc. (I)	64,300	742,665
Linear Technology Corp.	21,500	852,690
Micron Technology, Inc. (I)	43,400	758,198
Photronics, Inc. (I)(L)	23,600	184,788
Power Integrations, Inc.	1,700	92,055

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	42,900	$1,727,583
Xilinx, Inc.	102,000	4,779,720

		11,271,005
Software - 2.2%
AVG Technologies NV (I)	21,500	514,710
CA, Inc.	154,100	4,572,147
CommVault Systems, Inc. (I)	5,300	465,499
Electronic Arts, Inc. (I)	53,100	1,356,705
Manhattan Associates, Inc. (I)	5,100	486,795
Microsoft Corp.	20,607	686,419

		8,082,275

		68,740,089
Materials - 2.8%
Chemicals - 1.9%
FutureFuel Corp.	11,100	199,356
LyondellBasell Industries NV, Class A	17,300	1,266,879
Minerals Technologies, Inc.	17,400	859,038
PPG Industries, Inc.	8,100	1,353,186
Westlake Chemical Corp.	32,200	3,370,052

		7,048,511
Containers & Packaging - 0.9%
Packaging Corp. of America	52,200	2,980,098
Rock-Tenn Company, Class A	2,600	263,302

		3,243,400

		10,291,911
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.0%
Cbeyond, Inc. (I)	15,500	99,355
Inteliquent, Inc.	101,300	978,558
Verizon Communications, Inc.	136,800	6,383,088

		7,461,001
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	42,700	1,261,785
USA Mobility, Inc.	6,200	87,792

		1,349,577

		8,810,578
Utilities - 2.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,000	109,100
PPL Corp.	11,400	346,332
UNS Energy Corp.	1,200	55,944

		511,376
Independent Power Producers & Energy Traders - 0.0%
AES Corp.	3,000	39,870
Multi-Utilities - 2.0%
Ameren Corp.	129,200	4,501,328
DTE Energy Company	24,300	1,603,314
Public Service Enterprise Group, Inc.	37,800	1,244,754

		7,349,396

		7,900,642

TOTAL COMMON STOCKS (Cost $333,519,137)		$365,850,922

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,811,725	$18,132,106

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,131,452)		$18,132,106

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	4,971,931	4,971,931

TOTAL SHORT-TERM INVESTMENTS (Cost $4,971,931)		$4,971,931

Total Investments (All Cap Core Trust)
(Cost $356,622,520) - 105.0%		$388,954,959
Other assets and liabilities, net - (5.0%)		(18,354,568)

TOTAL NET ASSETS - 100.0%		$370,600,391

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 13.4%
Auto Components - 2.7%
BorgWarner, Inc.	49,300	$4,998,527
Delphi Automotive PLC	86,400	5,047,488

		10,046,015
Media - 4.6%
Comcast Corp., Class A	121,128	5,468,929
Starz - Liberty Capital (I)	174,800	4,917,124
The Interpublic Group of Companies, Inc.	187,739	3,225,356
Time Warner, Inc.	58,200	3,830,142

		17,441,551
Specialty Retail - 6.1%
Bed Bath & Beyond, Inc. (I)	45,700	3,535,352
CST Brands, Inc. (L)	110,733	3,299,843
Foot Locker, Inc.	132,900	4,510,626
GNC Holdings, Inc., Class A	76,040	4,154,065
PetSmart, Inc.	53,600	4,087,536
TJX Companies, Inc.	65,500	3,693,545

		23,280,967

		50,768,533
Consumer Staples - 5.0%
Beverages - 1.0%
The Coca-Cola Company	97,800	3,704,664
Food Products - 2.8%
Kraft Foods Group, Inc.	63,465	3,328,105
Mondelez International, Inc., Class A	225,897	7,097,684

		10,425,789
Household Products - 1.2%
Kimberly-Clark Corp.	50,070	4,717,595

		18,848,048
Energy - 10.8%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (I)	17,300	1,985,175

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	28,166	$2,619,156
Apache Corp.	36,025	3,067,169
EQT Corp.	55,800	4,950,576
Exxon Mobil Corp.	44,349	3,815,788
Occidental Petroleum Corp.	63,783	5,966,262
Pioneer Natural Resources Company	20,300	3,832,640
Range Resources Corp.	64,500	4,894,905
Southwestern Energy Company (I)	130,700	4,754,866
Valero Energy Corp.	151,492	5,173,452

		39,074,814

		41,059,989
Financials - 22.5%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (I)	21,100	3,853,704
Artisan Partners Asset Management, Inc.	48,810	2,555,692
Invesco, Ltd.	77,200	2,462,680
Raymond James Financial, Inc.	7,315	304,816
TD Ameritrade Holding Corp.	54,900	1,437,282

		10,614,174
Commercial Banks - 4.4%
East West Bancorp, Inc.	19,300	616,635
Fifth Third Bancorp	141,019	2,543,983
First Republic Bank	100,700	4,695,641
Signature Bank (I)(L)	23,400	2,141,568
SunTrust Banks, Inc.	129,991	4,214,308
Wells Fargo & Company	57,432	2,373,090

		16,585,225
Consumer Finance - 2.0%
Capital One Financial Corp.	110,100	7,568,274
Diversified Financial Services - 6.7%
Citigroup, Inc.	225,800	10,953,558
IntercontinentalExchange, Inc. (I)(L)	18,900	3,428,838
JPMorgan Chase & Company	208,924	10,799,282

		25,181,678
Insurance - 6.6%
ACE, Ltd.	50,200	4,696,712
Hartford Financial Services Group, Inc.	205,900	6,407,608
Prudential Financial, Inc.	59,000	4,600,820
The Allstate Corp.	113,400	5,732,370
XL Group PLC	121,300	3,738,466

		25,175,976

		85,125,327
Health Care - 19.7%
Biotechnology - 4.5%
Aegerion Pharmaceuticals, Inc. (I)	29,200	2,502,732
Celgene Corp. (I)	34,927	5,376,313
Incyte Corp. (I)	86,100	3,284,715
Puma Biotechnology, Inc. (I)	59,800	3,208,868
Sarepta Therapeutics, Inc. (I)(L)	59,900	2,829,077

		17,201,705
Health Care Providers & Services - 8.9%
Cigna Corp.	72,312	5,557,900
Community Health Systems, Inc.	73,700	3,058,550
DaVita HealthCare Partners, Inc. (I)	74,100	4,216,290
Express Scripts Holding Company (I)	151,175	9,339,592
Humana, Inc.	43,000	4,013,190
Laboratory Corp. of America Holdings (I)	45,742	4,534,862

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	74,500	$2,826,530

		33,546,914
Life Sciences Tools & Services - 2.4%
Quintiles Transnational Holdings, Inc. (I)	70,000	3,141,600
Thermo Fisher Scientific, Inc.	63,878	5,886,358

		9,027,958
Pharmaceuticals - 3.9%
Actavis PLC (I)	66,094	9,517,536
Eli Lilly & Company	108,300	5,450,739

		14,968,275

		74,744,852
Industrials - 8.2%
Aerospace & Defense - 2.1%
General Dynamics Corp.	32,100	2,809,392
United Technologies Corp.	46,834	5,049,642

		7,859,034
Building Products - 0.9%
USG Corp. (I)(L)	125,800	3,595,364
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (I)	62,000	3,607,160
URS Corp.	78,900	4,240,875

		7,848,035
Electrical Equipment - 0.7%
Eaton Corp. PLC	40,078	2,758,970
Machinery - 1.2%
Pentair, Ltd.	68,600	4,454,884
Road & Rail - 1.2%
Con-way, Inc.	39,900	1,719,291
Hertz Global Holdings, Inc. (I)	120,000	2,659,200

		4,378,491

		30,894,778
Information Technology - 10.6%
Computers & Peripherals - 1.6%
NCR Corp. (I)	159,341	6,311,497
Electronic Equipment, Instruments & Components - 1.2%
Anixter International, Inc. (I)	52,506	4,602,676
Internet Software & Services - 1.3%
eBay, Inc. (I)	86,700	4,836,993
IT Services - 4.2%
Alliance Data Systems Corp. (I)(L)	22,098	4,673,064
Cognizant Technology
Solutions Corp., Class A (I)	58,400	4,795,808
Vantiv, Inc., Class A (I)	227,500	6,356,350

		15,825,222
Semiconductors & Semiconductor Equipment - 1.3%
Xilinx, Inc.	106,900	5,009,334
Software - 1.0%
Electronic Arts, Inc. (I)	144,000	3,679,200

		40,264,922
Materials - 3.5%
Chemicals - 1.8%
PPG Industries, Inc.	40,900	6,832,754
Containers & Packaging - 0.0%
Berry Plastics Group, Inc. (I)	4,100	81,877

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.7%
Reliance Steel & Aluminum Company	87,052	$6,378,300

		13,292,931
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	190,600	8,893,396
Utilities - 2.9%
Electric Utilities - 1.0%
NextEra Energy, Inc.	48,720	3,905,395
Multi-Utilities - 1.9%
PG&E Corp.	70,500	2,884,859
Sempra Energy	49,500	4,237,200

		7,122,059

		11,027,454

TOTAL COMMON STOCKS (Cost $322,090,336)		$374,920,230

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,764,286	17,657,323

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,656,687)		$17,657,323

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $1,375,000 on 10/01/2013,
collateralized by $1,410,000 Federal Home
Loan Mortgage Corp., 0.450% due
03/18/2016 (valued at $1,402,950,
including interest)	$1,375,000	$1,375,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,375,000)		$1,375,000

Total Investments (All Cap Value Trust)
(Cost $341,122,023) - 103.9%		$393,952,553
Other assets and liabilities, net - (3.9%)		(14,959,236)

TOTAL NET ASSETS - 100.0%		$378,993,317

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 19.0%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	167,120	$4,186,346
Tenneco, Inc. (I)	29,400	1,484,700

		5,671,046
Automobiles - 1.4%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,074,005	1,635,469
Fiat SpA (I)	219,223	1,746,822
Ford Motor Company	78,735	1,328,259
General Motors Company (I)	36,940	1,328,732
Harley-Davidson, Inc.	61,960	3,980,310
Peugeot SA (I)(L)	97,815	1,608,867

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Renault SA	13,006	$1,037,617

		12,666,076
Diversified Consumer Services - 0.2%
Service Corp. International	108,040	2,011,705

		2,011,705
Hotels, Restaurants & Leisure - 2.9%
Bloomin’ Brands, Inc. (I)	260,620	6,153,238
Burger King Worldwide, Inc. (L)	193,604	3,779,150
Chipotle Mexican Grill, Inc. (I)	890	381,543
Compass Group PLC	96,900	1,332,180
Dunkin’ Brands Group, Inc. (L)	35,789	1,619,810
Galaxy Entertainment Group, Ltd. (I)	48,000	337,564
McDonald’s Corp.	51,743	4,978,194
Penn National Gaming, Inc. (I)(L)	38,088	2,108,552
Sands China, Ltd.	68,230	423,076
Starbucks Corp.	6,600	508,002
Tim Hortons, Inc.	40,541	2,351,378
Whitbread PLC	21,714	1,041,269
Wyndham Worldwide Corp.	24,367	1,485,656

		26,499,612
Household Durables - 2.7%
Harman International Industries, Inc.	8,810	583,486
Jarden Corp. (I)	6,850	331,540
KB Home (L)	165,635	2,984,743
Lennar Corp., Class A (L)	129,581	4,587,167
M/I Homes, Inc. (I)(L)	68,880	1,420,306
NVR, Inc. (I)	5,195	4,775,192
PulteGroup, Inc.	368,491	6,080,102
Sony Corp.	12,700	272,123
Taylor Morrison Home Corp., Class A (I)	59,150	1,339,748
Toll Brothers, Inc. (I)	74,340	2,410,846

		24,785,253
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (I)	1,650	515,856
Groupon, Inc. (I)	305,140	3,420,619
Netflix, Inc. (I)	1,280	395,789
priceline.com, Inc. (I)	11,027	11,147,746
Rakuten, Inc.	33,500	509,050
TripAdvisor, Inc. (I)(L)	82,633	6,266,887

		22,255,947
Leisure Equipment & Products - 0.6%
Mattel, Inc.	119,321	4,994,777

		4,994,777
Media - 1.9%
Charter Communications, Inc., Class A (I)	12,707	1,712,395
DISH Network Corp., Class A	31,316	1,409,533
Omnicom Group, Inc.	78,220	4,962,277
ProSiebenSat.1 Media AG	45,510	1,931,893
Time Warner Cable, Inc.	25,744	2,873,030
Time Warner, Inc.	30,649	2,017,011
WPP PLC	125,333	2,580,196

		17,486,335
Multiline Retail - 0.3%
Intime Retail Group Company, Ltd.	910,220	997,171
J Front Retailing Company, Ltd.	26,000	211,305
Maoye International Holdings, Ltd.	3,582,110	670,509
Marks & Spencer Group PLC	65,653	527,963

		2,406,948

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	56,410	$4,663,979
AutoZone, Inc. (I)	8,257	3,490,482
Cabela’s, Inc. (I)(L)	3,870	243,926
CarMax, Inc. (I)	11,285	546,984
Dick’s Sporting Goods, Inc.	84,430	4,506,873
DSW, Inc., Class A	8,590	732,899
Five Below, Inc. (I)	11,465	501,594
Francesca’s Holdings Corp. (I)(L)	29,200	544,288
GameStop Corp., Class A	24,529	1,217,865
Lowe’s Companies, Inc.	393,215	18,720,966
OfficeMax, Inc.	84,800	1,084,592
Rent-A-Center, Inc. (L)	19,320	736,092
The Gap, Inc.	15,080	607,422
Tiffany & Company	13,330	1,021,345
Zhongsheng Group Holdings, Ltd.	915,675	1,445,592

		40,064,899
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (I)(L)	7,835	516,483
Fifth & Pacific Companies, Inc. (I)	117,138	2,943,678
Lululemon Athletica, Inc. (I)(L)	91,577	6,693,363
Michael Kors Holdings, Ltd. (I)	5,150	383,778
Quiksilver, Inc. (I)(L)	127,864	898,884
Samsonite International SA	924,010	2,576,837

		14,013,023

		172,855,621
Consumer Staples - 4.7%
Beverages - 1.8%
Anheuser-Busch InBev NV	26,185	2,602,601
Anheuser-Busch InBev NV, ADR	38,100	3,779,520
Diageo PLC	174,884	5,557,225
LT Group, Inc.	1,521,809	629,749
Molson Coors Brewing Company, Class B	59,811	2,998,325
Treasury Wine Estates, Ltd.	132,500	546,589

		16,114,009
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	23,310	1,322,843
Metro AG	33,386	1,324,614
Seven & I Holdings Company, Ltd.	12,800	468,851
Walgreen Company	59,937	3,224,611

		6,340,919
Food Products - 1.3%
Asian Citrus Holdings, Ltd. (I)(L)	1,797,237	628,252
Bunge, Ltd.	57,360	4,354,198
Hillshire Brands Company	38,380	1,179,801
Kraft Foods Group, Inc.	63,558	3,332,982
Unilever NV - NY Shares	75,250	2,838,430

		12,333,663
Household Products - 0.2%
Svenska Cellulosa AB, B Shares	57,575	1,452,787

		1,452,787
Personal Products - 0.4%
Coty, Inc., Class A	242,829	3,936,258

		3,936,258
Tobacco - 0.3%
Philip Morris International, Inc.	27,955	2,420,623

		2,420,623

		42,598,259

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.6%
Energy Equipment & Services - 1.1%
Halliburton Company	137,265	$6,609,310
Helmerich & Payne, Inc. (L)	6,700	461,965
McDermott International, Inc. (I)	133,845	994,468
Oceaneering International, Inc.	2,400	194,976
Superior Energy Services, Inc. (I)	25,930	649,287
Trican Well Service, Ltd.	66,540	905,029

		9,815,035
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	58,756	5,463,720
BG Group PLC	260,725	4,984,108
BP PLC, ADR	89,233	3,750,463
Cabot Oil & Gas Corp.	49,170	1,835,024
Chesapeake Energy Corp.	26,610	688,667
Chevron Corp.	35,585	4,323,578
China Suntien Green Energy Corp., Ltd.,
H Shares	885,000	268,029
Cobalt International Energy, Inc. (I)	422,410	10,501,113
Exxon Mobil Corp.	29,540	2,541,622
JX Holdings, Inc.	86,565	450,195
Karoon Gas Australia, Ltd. (I)	812,515	3,898,418
Occidental Petroleum Corp.	23,851	2,231,023
Pioneer Natural Resources Company	66,701	12,593,149
Royal Dutch Shell PLC, Class B, ADR (L)	23,250	1,600,763
Suncor Energy, Inc.	107,385	3,842,235

		58,972,107

		68,787,142
Financials - 12.1%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	11,234	1,023,193
BlackRock, Inc.	31,985	8,655,781
CETIP SA - Mercados Organizados	60,685	642,911
CITIC Securities Company, Ltd., H Shares	553,280	1,105,651
Daiwa Securities Group, Inc.	20,000	180,464
LPL Financial Holdings, Inc.	83,200	3,187,392
Schroders PLC	6,358	265,164
SEI Investments Company	112,050	3,463,466
T. Rowe Price Group, Inc.	13,600	978,248

		19,502,270
Commercial Banks - 3.1%
Agricultural Bank of China, Ltd., H Shares	1,178,935	543,633
BOK Financial Corp.	33,140	2,099,419
China Construction Bank Corp., H Shares	657,210	507,687
Credit Agricole SA (I)	27,908	307,969
Cullen/Frost Bankers, Inc. (L)	8,665	611,316
First Republic Bank	33,910	1,581,223
Industrial & Commercial Bank of China, Ltd.,
H Shares	776,885	542,959
M&T Bank Corp. (L)	48,840	5,466,173
Mitsubishi UFJ Financial Group	73,800	473,416
Mizuho Financial Group, Inc.	169,400	368,727
PNC Financial Services Group, Inc.	106,548	7,719,403
Societe Generale SA	6,219	310,155
The Bank of Yokohama, Ltd.	38,000	217,594
Wells Fargo & Company	194,592	8,040,541

		28,790,215
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (I)	18,110	2,055,666
Citigroup, Inc.	92,785	4,501,000
IntercontinentalExchange, Inc. (I)(L)	11,394	2,067,099

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Japan Exchange Group, Inc.	21,500	$478,141
JPMorgan Chase & Company	85,468	4,417,841
Moody’s Corp.	17,410	1,224,445
ORIX Corp.	6,300	103,110
Silver Eagle Acquisition Corp. (I)	34,600	351,190

		15,198,492
Insurance - 4.6%
ACE, Ltd.	35,825	3,351,787
Alleghany Corp. (I)	5,900	2,416,935
American International Group, Inc.	297,346	14,459,936
China Pacific Insurance Group Company, Ltd.,
H Shares	139,905	499,162
China Taiping Insurance
Holdings Company, Ltd. (I)	470,095	673,712
Delta Lloyd NV	75,827	1,610,912
Fairfax Financial Holdings, Ltd.	2,980	1,205,135
Markel Corp. (I)	10,764	5,573,276
Marsh & McLennan Companies, Inc.	120,800	5,260,840
MetLife, Inc.	54,485	2,558,071
MS&AD Insurance Group Holdings	13,200	345,906
T&D Holdings, Inc.	101,000	1,254,830
The Progressive Corp.	22,190	604,234
Tokio Marine Holdings, Inc.	14,000	459,274
XL Group PLC	43,088	1,327,972

		41,601,982
Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	115,340	1,046,038
Hulic Company, Ltd. (I)	32,500	489,087
Mitsui Fudosan Company, Ltd.	18,000	608,387
Realogy Holdings Corp. (I)	53,657	2,308,324

		4,451,836
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	9,850	549,335

		549,335

		110,094,130
Health Care - 13.3%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (I)	1,200	139,392
Algeta ASA (I)	12,960	500,569
Alkermes PLC (I)	7,700	258,874
Alnylam Pharmaceuticals, Inc. (I)	19,431	1,243,778
Amgen, Inc.	8,200	917,908
Arena Pharmaceuticals, Inc. (I)(L)	202,350	1,066,385
Biogen Idec, Inc. (I)	18,388	4,427,095
BioMarin Pharmaceutical, Inc. (I)	1,900	137,218
Celgene Corp. (I)	29,447	4,532,777
Cubist Pharmaceuticals, Inc. (I)	15,710	998,371
Gilead Sciences, Inc. (I)	78,043	4,904,222
Grifols SA, ADR	56,640	1,715,059
Incyte Corp. (I)	9,200	350,980
Isis Pharmaceuticals, Inc. (I)(L)	4,600	172,684
Medivation, Inc. (I)	8,600	515,484
Pharmacyclics, Inc. (I)	8,630	1,194,565
Puma Biotechnology, Inc. (I)(L)	9,733	522,273
Regeneron Pharmaceuticals, Inc. (I)	18,384	5,751,802
Seattle Genetics, Inc. (I)(L)	48,949	2,145,435
TESARO, Inc. (I)	21,303	825,278
Theravance, Inc. (I)(L)	6,060	247,793
United Therapeutics Corp. (I)(L)	1,200	94,620

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	13,731	$1,041,084

		33,703,646
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (I)	45,750	537,105
Hologic, Inc. (I)	149,301	3,083,066
Medtronic, Inc.	71,512	3,808,014
Mindray Medical International, Ltd., ADR (L)	6,600	256,674

		7,684,859
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	119,934	6,254,558
Catamaran Corp. (I)	92,646	4,257,084
Cigna Corp.	11,370	873,898
HCA Holdings, Inc.	11,840	506,160
Laboratory Corp. of America Holdings (I)	31,430	3,115,970
Premier, Inc., Class A (I)	800	25,360
Universal Health Services, Inc., Class B	9,050	678,660

		15,711,690
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,381,395	704,511

		704,511
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	5,900	476,897

		476,897
Pharmaceuticals - 6.9%
Actavis PLC (I)	2,630	378,720
AstraZeneca PLC	78,981	4,104,702
Bristol-Myers Squibb Company	311,019	14,393,959
Eli Lilly & Company	59,445	2,991,867
H. Lundbeck A/S	75,339	1,642,334
Hisamitsu Pharmaceutical Company, Inc.	3,300	184,489
Jazz Pharmaceuticals PLC (I)	18,040	1,659,139
Johnson & Johnson	97,575	8,458,777
Merck & Company, Inc.	219,604	10,455,346
Mylan, Inc. (I)	20,050	765,309
Ono Pharmaceutical Company, Ltd.	24,415	1,504,136
Roche Holdings AG	34,817	9,392,153
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	381,510	664,545
Teva Pharmaceutical Industries, Ltd., ADR	98,903	3,736,555
TherapeuticsMD, Inc. (I)	678,320	1,987,478
ViroPharma, Inc. (I)	5,400	212,220

		62,531,729

		120,813,332
Industrials - 15.4%
Aerospace & Defense - 3.3%
BAE Systems PLC	110,093	809,565
Bombardier, Inc., Class B	225,160	1,047,052
DigitalGlobe, Inc. (I)	209,642	6,628,880
GenCorp, Inc. (I)(L)	71,457	1,145,456
Lockheed Martin Corp.	29,592	3,774,460
Meggitt PLC	110,218	979,191
Northrop Grumman Corp.	39,492	3,762,008
Rolls-Royce Holdings PLC	138,491	2,495,855
Safran SA	45,300	2,791,482
Textron, Inc.	18,900	521,829
Thales SA	7,737	425,242
TransDigm Group, Inc.	10,619	1,472,855

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	38,630	$4,165,087

		30,018,962
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	85,306	7,794,409

		7,794,409
Airlines - 0.2%
AirAsia BHD	1,510,586	1,186,995
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	198,680	971,545

		2,158,540
Building Products - 2.4%
Armstrong World Industries, Inc. (I)	175,516	9,646,359
Daikin Industries, Ltd.	2,300	122,257
Lennox International, Inc.	65,055	4,896,039
Owens Corning, Inc. (I)	190,008	7,216,504
Ply Gem Holdings, Inc. (I)	11,135	155,667

		22,036,826
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (I)	33,905	1,988,867
Platform Acquisition Holdings, Ltd. (I)	88,800	946,608
The ADT Corp. (L)	33,480	1,361,297
Waste Connections, Inc.	46,805	2,125,415

		6,422,187
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)	58,635	3,411,384

		3,411,384
Electrical Equipment - 0.7%
Eaton Corp. PLC	60,455	4,161,722
Hubbell, Inc., Class B	3,930	411,628
Mitsubishi Electric Corp.	48,000	506,670
Zumtobel AG	58,900	948,526

		6,028,546
Industrial Conglomerates - 0.5%
3M Company	34,712	4,144,960

		4,144,960
Machinery - 2.2%
Barnes Group, Inc.	78,645	2,746,283
CNH Industrial NV (I)	225,073	2,886,566
IDEX Corp.	28,505	1,859,951
Jain Irrigation Systems, Ltd.	1,053,000	983,922
Makita Corp.	3,320	193,168
PACCAR, Inc.	65,832	3,664,209
Pall Corp.	25,015	1,927,156
SMC Corp.	1,360	324,651
Stanley Black & Decker, Inc.	33,397	3,024,766
WABCO Holdings, Inc. (I)	14,543	1,225,393
Westport Innovations, Inc. (I)(L)	43,700	1,057,103

		19,893,168
Professional Services - 1.4%
IHS, Inc., Class A (I)	69,755	7,964,626
Nielsen Holdings NV	92,618	3,375,926
Verisk Analytics, Inc., Class A (I)	28,138	1,827,844

		13,168,396
Road & Rail - 0.7%
Canadian National Railway Company	15,390	1,559,395
Hertz Global Holdings, Inc. (I)	151,653	3,360,630

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	16,557	$1,810,674

		6,730,699
Trading Companies & Distributors - 2.0%
HD Supply Holdings, Inc. (I)	297,533	6,536,800
MSC Industrial Direct Company, Inc., Class A	50,925	4,142,749
Rexel SA	166,148	4,230,135
WESCO International, Inc. (I)	47,040	3,599,971

		18,509,655

		140,317,732
Information Technology - 17.5%
Communications Equipment - 1.1%
Alcatel-Lucent, ADR (I)(L)	137,145	484,122
Cisco Systems, Inc.	398,338	9,329,076
JDS Uniphase Corp. (I)	38,543	566,968

		10,380,166
Computers & Peripherals - 1.0%
3D Systems Corp. (I)(L)	7,110	383,869
EMC Corp.	259,742	6,639,006
SanDisk Corp.	30,430	1,810,889
Stratasys, Ltd. (I)	3,360	340,234

		9,173,998
Electronic Equipment, Instruments & Components - 0.0%
Hirose Electric Company, Ltd.	750	115,518

		115,518
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (I)	198,054	10,239,392
Angie’s List, Inc. (I)(L)	58,580	1,318,050
eBay, Inc. (I)	29,381	1,639,166
Facebook, Inc., Class A (I)	44,785	2,249,998
IAC/InterActiveCorp	36,418	1,990,972
LinkedIn Corp., Class A (I)	29,562	7,274,026
MercadoLibre, Inc.	2,750	371,003
Shutterstock, Inc. (I)	7,900	574,488
United Internet AG	7,208	273,147
Web.com Group, Inc. (I)(L)	80,146	2,591,922
Yahoo!, Inc. (I)	276,405	9,165,590
Youku.com, Inc., ADR (I)(L)	8,200	224,680

		37,912,434
IT Services - 1.0%
Amadeus IT Holding SA, A Shares	41,766	1,482,202
Automatic Data Processing, Inc.	34,870	2,523,891
Cap Gemini SA	10,921	649,992
Euronet Worldwide, Inc. (I)	5,700	226,860
Nomura Research Institute, Ltd.	7,900	275,187
Otsuka Corp.	1,860	237,700
Teradata Corp. (I)	67,520	3,743,309

		9,139,141
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	88,460	4,162,043
ASML Holding NV, ADR	17,876	1,765,434
Avago Technologies, Ltd.	96,945	4,180,268
Broadcom Corp., Class A	19,800	514,998
GCL-Poly Energy Holdings, Ltd. (I)	6,651,855	1,925,393
GT Advanced Technologies, Inc. (I)(L)	421,330	3,585,518
Intel Corp.	111,675	2,559,591
Lam Research Corp. (I)	26,530	1,358,071
Micron Technology, Inc. (I)	438,095	7,653,520
NXP Semiconductor NV (I)	83,740	3,115,965

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc. (I)	55,365	$1,554,069
Skyworks Solutions, Inc. (I)	111,705	2,774,752
Sumco Corp.	206,355	1,677,631
SunEdison, Inc. (I)	761,105	6,066,007

		42,893,260
Software - 5.5%
Activision Blizzard, Inc.	243,146	4,053,244
Adobe Systems, Inc. (I)	8,000	415,520
ANSYS, Inc. (I)	12,885	1,114,810
Autodesk, Inc. (I)	107,070	4,408,072
Cadence Design Systems, Inc. (I)(L)	534,023	7,209,311
Concur Technologies, Inc. (I)(L)	52,396	5,789,758
FactSet Research Systems, Inc. (L)	12,115	1,321,747
Forgame Holdings, Ltd. (I)	7,500	49,317
Informatica Corp. (I)	11,800	459,846
Microsoft Corp.	297,295	9,902,896
Monitise PLC (I)	2,492,001	2,301,594
NetSuite, Inc. (I)	2,940	317,344
Oracle Corp.	167,265	5,548,180
ServiceNow, Inc. (I)	45,759	2,377,180
Symantec Corp.	181,993	4,504,327

		49,773,146

		159,387,663
Materials - 4.9%
Chemicals - 2.2%
Akzo Nobel NV	8,501	558,835
Asahi Kasei Corp.	15,000	113,340
Methanex Corp.	39,946	2,048,031
Mitsui Chemicals, Inc.	371,310	1,022,225
Monsanto Company	40,642	4,241,806
OCI Company, Ltd.	5,950	955,598
Praxair, Inc.	42,257	5,079,714
The Dow Chemical Company	64,235	2,466,624
The Sherwin-Williams Company	8,865	1,615,026
Wacker Chemie AG (L)	19,530	1,929,591

		20,030,790
Containers & Packaging - 1.0%
Graphic Packaging Holding Company (I)	172,805	1,479,211
MeadWestvaco Corp.	7,500	287,850
Packaging Corp. of America	41,534	2,371,176
Rock-Tenn Company, Class A	40,232	4,074,295
Silgan Holdings, Inc.	28,310	1,330,570

		9,543,102
Metals & Mining - 0.5%
Allied Nevada Gold Corp. (I)(L)	181,535	758,816
AuRico Gold, Inc. (L)	343,075	1,307,116
Continental Gold, Ltd. (I)	472,746	1,711,900
ThyssenKrupp AG (I)	25,400	607,999

		4,385,831
Paper & Forest Products - 1.2%
International Paper Company	64,550	2,891,840
KapStone Paper and Packaging Corp. (I)	22,990	983,972
Louisiana-Pacific Corp. (I)	107,584	1,892,403
Norbord, Inc.	174,175	5,077,885

		10,846,100

		44,805,823

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	61,760	$2,881,722

		2,881,722
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (I)(L)	260,088	1,578,734
T-Mobile US, Inc.	61,409	1,594,792

		3,173,526

		6,055,248
Utilities - 0.9%
Gas Utilities - 0.7%
UGI Corp.	149,062	5,832,796
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (I)	39,480	767,096
NRG Energy, Inc.	44,250	1,209,353

		1,976,449

		7,809,245

TOTAL COMMON STOCKS (Cost $751,476,198)		$873,524,195

WARRANTS - 0.2%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	755,860	1,446,671
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	88,800	0

TOTAL WARRANTS (Cost $1,212,015)		$1,446,671

RIGHTS - 0.0%
Fiat Industrial SpA (Expiration Date:
09/10/2013; Strike Price: EUR 8.897) (I)	306,656	778

TOTAL RIGHTS (Cost $0)		$778

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	6,297,765	63,029,292

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,025,891)		$63,029,292

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreement - 3.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/13 at 0.100% to be
repurchased at $30,300,084 on 10/01/2013,
collateralized by $24,170,821 Federal Home
Loan Mortgage Corp., 3.500% - 7.000% due
11/01/2026 - 09/01/2043 (valued at
$25,956,116, including interest) and
$4,667,390 Government National Mortgage
Association, 3.000% - 4.000% due
07/15/2042 - 07/20/2043 (valued at
$4,949,884, including interest)	$30,300,000	$30,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,300,000)		$30,300,000

Total Investments (Alpha Opportunities Trust)
(Cost $846,014,104) - 106.5%		$968,300,936
Other assets and liabilities, net - (6.5%)		(58,888,959)

TOTAL NET ASSETS - 100.0%		$909,411,977

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	82,463,074	$1,755,638,842

TOTAL INVESTMENT COMPANIES (Cost $1,078,613,899)		$1,755,638,842

Total Investments (American Asset Allocation Trust)
(Cost $1,078,613,899) - 100.0%		$1,755,638,842
Other assets and liabilities, net - 0.0%		(60,125)

TOTAL NET ASSETS - 100.0%		$1,755,578,717

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,617,089	$267,932,100

TOTAL INVESTMENT COMPANIES (Cost $209,975,379)		$267,932,100

Total Investments (American Global Growth Trust)
(Cost $209,975,379) - 100.0%		$267,932,100
Other assets and liabilities, net - 0.0%		(43,783)

TOTAL NET ASSETS - 100.0%		$267,888,317

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	15,340,731	$1,120,026,754

TOTAL INVESTMENT COMPANIES (Cost $726,177,058)		$1,120,026,754

Total Investments (American Growth Trust)
(Cost $726,177,058) - 100.0%		$1,120,026,754
Other assets and liabilities, net - 0.0%		(45,553)

TOTAL NET ASSETS - 100.0%		$1,119,981,201

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	28,648,148	$1,329,274,063

TOTAL INVESTMENT COMPANIES (Cost $868,011,317)		$1,329,274,063

Total Investments (American Growth-Income Trust)
(Cost $868,011,317) - 100.0%		$1,329,274,063
Other assets and liabilities, net - 0.0%		(56,868)

TOTAL NET ASSETS - 100.0%		$1,329,217,195

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	34,727,391	$690,727,797

TOTAL INVESTMENT COMPANIES (Cost $561,444,700)		$690,727,797

Total Investments (American International Trust)
(Cost $561,444,700) - 100.0%		$690,727,797
Other assets and liabilities, net - 0.0%		(36,478)

TOTAL NET ASSETS - 100.0%		$690,691,319

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,243,670	$78,886,063

		78,886,063

TOTAL INVESTMENT COMPANIES (Cost $69,283,094)		$78,886,063

Total Investments (American New World Trust)
(Cost $69,283,094) - 100.0%		$78,886,063
Other assets and liabilities, net - 0.0%		(24,439)

TOTAL NET ASSETS - 100.0%		$78,861,624

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 26.2%
Automobiles - 1.2%
Harley-Davidson, Inc.	184,100	$11,826,583
Tesla Motors, Inc. (I)(L)	55,300	10,696,126

		22,522,709
Hotels, Restaurants & Leisure - 6.3%
Carnival Corp. (L)	28,100	917,184
Chipotle Mexican Grill, Inc. (I)(L)	43,600	18,691,320
Las Vegas Sands Corp.	435,500	28,925,910
Marriott International, Inc., Class A	120,229	5,056,832
Starbucks Corp.	514,000	39,562,580
Starwood Hotels & Resorts Worldwide, Inc.	269,300	17,894,985
Wynn Macau, Ltd.	358,400	1,224,915
Wynn Resorts, Ltd.	32,300	5,103,723

		117,377,449
Household Durables - 0.1%
D.R. Horton, Inc. (L)	15,800	306,994
Lennar Corp., Class A (L)	21,100	746,940

		1,053,934
Internet & Catalog Retail - 8.8%
Amazon.com, Inc. (I)	277,189	86,660,369
Ctrip.com International, Ltd., ADR (I)	47,300	2,763,739
Netflix, Inc. (I)	28,100	8,688,801
priceline.com, Inc. (I)	62,000	62,678,900

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (I)(L)	35,700	$2,707,488

		163,499,297
Media - 2.1%
Discovery Communications, Inc., Series C (I)	320,100	25,006,212
Liberty Global PLC, Class A (I)	5,700	452,295
The Walt Disney Company	96,700	6,236,183
Twenty-First Century Fox, Inc., Class A	209,200	7,008,200

		38,702,890
Multiline Retail - 0.4%
Dollar Tree, Inc. (I)	147,300	8,419,668
Specialty Retail - 4.3%
L Brands, Inc. (L)	195,300	11,932,830
Lowe’s Companies, Inc.	334,400	15,920,784
O’Reilly Automotive, Inc. (I)	145,000	18,500,550
Ross Stores, Inc.	133,300	9,704,240
The Home Depot, Inc.	228,600	17,339,310
Tiffany & Company	29,700	2,275,614
Tractor Supply Company	84,000	5,642,280

		81,315,608
Textiles, Apparel & Luxury Goods - 3.0%
Fossil Group, Inc. (I)	103,400	12,019,216
Lululemon Athletica, Inc. (I)(L)	124,200	9,077,778
Michael Kors Holdings, Ltd. (I)	51,700	3,852,684
NIKE, Inc., Class B	139,100	10,104,224
PVH Corp.	97,100	11,524,799
Ralph Lauren Corp.	50,800	8,368,284
VF Corp.	3,500	696,675

		55,643,660

		488,535,215
Consumer Staples - 3.4%
Beverages - 0.5%
Constellation Brands, Inc., Class A (I)	17,500	1,004,500
Monster Beverage Corp. (I)	53,000	2,769,250
PepsiCo, Inc.	74,000	5,883,000
The Coca-Cola Company	3,200	121,216

		9,777,966
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	66,900	7,701,528
CVS Caremark Corp.	127,300	7,224,275
The Kroger Company	54,500	2,198,530
Whole Foods Market, Inc.	280,500	16,409,250

		33,533,583
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (I)(L)	162,900	12,271,257
Household Products - 0.4%
The Procter & Gamble Company	103,400	7,816,006

		63,398,812
Energy - 4.5%
Energy Equipment & Services - 1.0%
Cameron International Corp. (I)	12,900	752,973
FMC Technologies, Inc. (I)	19,000	1,052,980
Schlumberger, Ltd.	183,692	16,231,025

		18,036,978
Oil, Gas & Consumable Fuels - 3.5%
Concho Resources, Inc. (I)	56,300	6,126,003
EOG Resources, Inc.	55,200	9,344,256

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	134,800	$11,959,456
Pioneer Natural Resources Company	131,600	24,846,080
Range Resources Corp.	176,800	13,417,352

		65,693,147

		83,730,125
Financials - 7.7%
Capital Markets - 4.7%
Ameriprise Financial, Inc.	70,351	6,407,569
Franklin Resources, Inc.	387,195	19,572,707
Invesco, Ltd.	641,500	20,463,850
Morgan Stanley	462,700	12,469,765
Northern Trust Corp.	71,589	3,893,726
State Street Corp.	241,007	15,846,210
TD Ameritrade Holding Corp.	309,900	8,113,182
The Goldman Sachs Group, Inc.	9,376	1,483,377

		88,250,386
Commercial Banks - 0.3%
U.S. Bancorp	145,200	5,311,416
Consumer Finance - 1.1%
American Express Company	276,452	20,877,655
Diversified Financial Services - 1.3%
Citigroup, Inc.	211,400	10,255,014
IntercontinentalExchange, Inc. (I)(L)	55,300	10,032,526
JPMorgan Chase & Company	67,500	3,489,075

		23,776,615
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	103,500	4,507,425

		142,723,497
Health Care - 14.2%
Biotechnology - 8.8%
Alexion Pharmaceuticals, Inc. (I)	153,100	17,784,096
Biogen Idec, Inc. (I)	154,200	37,125,192
Celgene Corp. (I)	232,900	35,850,297
Gilead Sciences, Inc. (I)	860,800	54,092,672
Pharmacyclics, Inc. (I)	10,400	1,439,568
Regeneron Pharmaceuticals, Inc. (I)	55,000	17,207,850
Vertex Pharmaceuticals, Inc. (I)	2,300	174,386

		163,674,061
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	3,700	243,053
Becton, Dickinson and Company	9,700	970,194
Covidien PLC	72,700	4,430,338
Edwards Lifesciences Corp. (I)	4,000	278,520
Stryker Corp.	80,079	5,412,540

		11,334,645
Health Care Providers & Services - 3.1%
Aetna, Inc.	54,100	3,463,482
AmerisourceBergen Corp.	6,800	415,480
Express Scripts Holding Company (I)	176,800	10,922,704
Henry Schein, Inc. (I)	5,400	559,980
McKesson Corp.	257,200	32,998,760
UnitedHealth Group, Inc.	127,200	9,108,792

		57,469,198
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	207,800	19,148,770
Pharmaceuticals - 0.7%
Allergan, Inc.	38,300	3,464,235

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company (L)	15,600	$1,924,728
Valeant Pharmaceuticals International, Inc. (I)	71,100	7,417,863

		12,806,826

		264,433,500
Industrials - 13.6%
Aerospace & Defense - 4.9%
Honeywell International, Inc.	156,000	12,954,240
Precision Castparts Corp.	167,300	38,017,252
The Boeing Company	247,100	29,034,250
United Technologies Corp.	112,700	12,151,314

		92,157,056
Air Freight & Logistics - 0.5%
FedEx Corp.	75,000	8,558,250
Airlines - 0.9%
Delta Air Lines, Inc.	237,200	5,595,548
United Continental Holdings, Inc. (I)	352,800	10,834,488

		16,430,036
Electrical Equipment - 0.5%
Roper Industries, Inc.	77,400	10,284,138
Industrial Conglomerates - 3.0%
3M Company	16,600	1,982,206
Danaher Corp.	778,226	53,946,626

		55,928,832
Machinery - 0.2%
Flowserve Corp.	41,400	2,582,946
Wabtec Corp.	23,500	1,477,445

		4,060,391
Professional Services - 0.3%
IHS, Inc., Class A (I)	46,100	5,263,698
Verisk Analytics, Inc., Class A (I)	3,400	220,864

		5,484,562
Road & Rail - 2.3%
J.B. Hunt Transport Services, Inc.	37,700	2,749,461
Kansas City Southern	127,400	13,932,464
Union Pacific Corp.	170,500	26,485,470

		43,167,395
Trading Companies & Distributors - 1.0%
Fastenal Company (L)	259,900	13,059,975
W.W. Grainger, Inc.	18,700	4,893,977

		17,953,952

		254,024,612
Information Technology - 23.4%
Communications Equipment - 1.4%
Juniper Networks, Inc. (I)	28,721	570,399
QUALCOMM, Inc.	389,877	26,262,115

		26,832,514
Computers & Peripherals - 1.1%
Apple, Inc.	42,300	20,166,525
Electronic Equipment, Instruments & Components - 0.0%
Trimble Navigation, Ltd. (I)	12,800	380,288
Internet Software & Services - 11.8%
Akamai Technologies, Inc. (I)	135,800	7,020,860
Baidu, Inc., ADR (I)	144,900	22,485,582
eBay, Inc. (I)	595,078	33,199,402
Facebook, Inc., Class A (I)	580,708	29,174,770

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	110,666	$96,933,456
LinkedIn Corp., Class A (I)	67,600	16,633,656
NAVER Corp.	760	394,255
Tencent Holdings, Ltd.	281,300	14,775,837

		220,617,818
IT Services - 7.3%
Accenture PLC, Class A	54,500	4,013,380
Alliance Data Systems Corp. (I)(L)	46,100	9,748,767
Cognizant Technology
Solutions Corp., Class A (I)	192,700	15,824,524
Fiserv, Inc. (I)	97,300	9,832,165
Mastercard, Inc., Class A	89,400	60,146,532
Visa, Inc., Class A (L)	186,000	35,544,600

		135,109,968
Semiconductors & Semiconductor Equipment - 0.1%
Xilinx, Inc.	28,525	1,336,682
Software - 1.7%
Autodesk, Inc. (I)	10,100	415,817
Citrix Systems, Inc. (I)	2,300	162,403
Intuit, Inc. (L)	5,700	377,967
Red Hat, Inc. (I)	174,900	8,069,886
Salesforce.com, Inc. (I)(L)	425,600	22,092,896

		31,118,969

		435,562,764
Materials - 4.5%
Chemicals - 4.5%
Ecolab, Inc.	214,200	21,154,392
FMC Corp.	41,700	2,990,724
Monsanto Company	108,304	11,303,688
Praxair, Inc.	198,900	23,909,769
The Sherwin-Williams Company	133,300	24,284,594

		83,643,167

		83,643,167
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.8%
American Tower Corp.	457,438	33,909,879
Wireless Telecommunication Services - 0.2%
Softbank Corp.	40,100	2,786,844

		36,696,723

TOTAL COMMON STOCKS (Cost $1,134,313,469)		$1,852,748,415

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	8,843,910	88,511,622

TOTAL SECURITIES LENDING
COLLATERAL (Cost $88,507,674)		$88,511,622

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	262,244	262,244

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.0316% (Y)	12,028,030	$12,028,030

		12,290,274

TOTAL SHORT-TERM INVESTMENTS (Cost $12,290,274)		$12,290,274

Total Investments (Blue Chip Growth Trust)
(Cost $1,235,111,417) - 105.0%		$1,953,550,311
Other assets and liabilities, net - (5.0%)		(92,483,501)

TOTAL NET ASSETS - 100.0%		$1,861,066,810

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.3%
U.S. Government - 23.7%
Treasury Inflation Protected Securities
2.000%, 01/15/2016	$142,407,320	$152,286,828
U.S. Treasury Bonds 2.875%, 05/15/2043	255,745,000	217,023,673
U.S. Treasury Notes
0.250%, 09/30/2015	62,770,000	62,681,745
0.625%, 08/31/2017	50,000,000	49,234,400
1.375%, 07/31/2018	237,620,000	238,084,072
1.500%, 08/31/2018	136,110,000	137,045,756
1.875%, 06/30/2020	440,650,000	438,722,156
2.500%, 08/15/2023	612,342,000	606,409,631

		1,901,488,261
U.S. Government Agency - 27.6%
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	66,785,000	65,813,612
1.750%, 05/30/2019	39,220,000	38,979,111
2.380%, 04/01/2042 (P)	31,916,148	32,519,389
2.620%, 06/01/2035 (P)	5,388,783	5,763,826
3.000%, 03/01/2043	27,978,784	27,289,152
3.500%, 02/01/2026 to 10/01/2026	16,893,459	17,788,945
4.000%, 09/01/2041 to 11/01/2041	45,142,654	47,215,022
4.281%, 09/01/2039 (P)	1,769,338	1,893,744
4.336%, 09/01/2039 (P)	613,926	649,509
4.500%, 09/01/2041 to 10/01/2041	67,522,703	71,977,202
5.000%, 09/01/2040 to 04/01/2041	47,623,523	51,401,173
6.000%, 11/01/2037	12,174,192	13,266,846
6.500%, 05/01/2037 to 09/01/2039	30,527,519	33,874,183
Federal National Mortgage Association
1.500%, 05/25/2018	36,125,000	35,932,309
2.429%, 04/01/2042 (P)	16,413,469	16,941,285
2.485%, 02/01/2042 (P)	11,722,020	12,098,596
2.523%, 10/01/2035 (P)	61,760,739	65,491,026
3.000%, 09/01/2027 to 04/01/2043	218,412,415	212,408,798
3.010%, 02/01/2042 (P)	8,231,516	8,539,519
3.500%, 02/01/2026 to 04/01/2043	322,794,021	331,202,604
4.000%, 12/01/2024 to 04/01/2042	187,224,273	197,409,695
4.469%, 09/01/2039 (P)	3,463,771	3,739,167
4.500%, 01/01/2027 to 02/01/2042	337,368,834	360,888,680
5.000%, 02/01/2033 to 12/01/2041	316,747,986	344,498,465
5.500%, 02/01/2036 to 05/01/2040	60,850,131	66,315,074
6.000%, 04/01/2035 to 06/01/2040	17,984,870	19,771,125
6.500%, 07/01/2036 to 10/01/2039	85,413,090	94,683,594

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
3.500%, 11/20/2039 (P)	$6,388,953	$6,659,991
4.000%, 10/15/2039 to 11/15/2041	26,967,054	28,539,957
5.000%, 08/15/2039	369,051	402,912

		2,213,954,511

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $4,079,067,005)		$4,115,442,772

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,907,291

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,332,087)		$8,907,291

CORPORATE BONDS - 35.2%
Consumer Discretionary - 3.2%
BorgWarner, Inc.
4.625%, 09/15/2020	8,355,000	8,829,104
Brinker International, Inc.
2.600%, 05/15/2018	9,073,000	9,039,684
CBS Corp.
7.875%, 07/30/2030	13,795,000	16,720,188
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,252,000	29,319,362
Expedia, Inc.
5.950%, 08/15/2020	8,055,000	8,422,332
Ford Motor Credit Company LLC
5.000%, 05/15/2018	12,129,000	13,290,631
5.875%, 08/02/2021	50,821,000	56,513,613
8.000%, 12/15/2016	12,880,000	15,229,943
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	8,795,000	9,392,585
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	11,100,000	11,578,588
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	10,453,000	11,846,897
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	6,600,000	6,930,000
News America, Inc.
6.150%, 03/01/2037	3,580,000	3,892,591
6.400%, 12/15/2035	4,035,000	4,451,202
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	13,745,000	13,670,035
QVC, Inc.
4.375%, 03/15/2023	8,645,000	8,043,049
5.125%, 07/02/2022	5,545,000	5,453,807
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	123,050
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,595,000	16,898,894
Time Warner Entertainment Company LP
8.375%, 03/15/2023	6,585,000	7,683,839

		257,329,394
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	25,833,000	32,173,529
Coca-Cola Icecek AS
4.750%, 10/01/2018 (S)	4,545,000	4,524,075

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	$9,110,000	$10,165,658
Safeway, Inc.
4.750%, 12/01/2021 (L)	3,520,000	3,535,921
5.000%, 08/15/2019	23,395,000	24,438,838
7.250%, 02/01/2031	6,740,000	6,823,549
The Kroger Company
6.400%, 08/15/2017	12,930,000	14,903,609

		96,565,179
Energy - 4.0%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,070,000	18,094,906
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,645,000	6,196,398
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	6,425,000	5,777,399
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,275,000	18,190,161
DCP Midstream Operating LP
2.500%, 12/01/2017	11,315,000	11,210,993
3.875%, 03/15/2023	6,030,000	5,489,109
Ecopetrol SA
4.250%, 09/18/2018	1,550,000	1,594,563
Energy Transfer Partners LP
5.200%, 02/01/2022	3,895,000	4,096,270
9.700%, 03/15/2019	10,085,000	12,900,369
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	37,023,954
6.650%, 04/15/2018	6,695,000	7,921,383
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	6,065,000	6,694,244
Hess Corp.
8.125%, 02/15/2019	22,771,000	28,342,540
Kerr-McGee Corp.
6.950%, 07/01/2024	17,575,000	20,584,420
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,132,844
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,045,000	17,932,219
NuStar Logistics LP
8.150%, 04/15/2018	6,576,000	7,348,680
ONEOK Partners LP
6.150%, 10/01/2016	9,147,000	10,340,235
Petrobras Global Finance BV
4.375%, 05/20/2023	10,145,000	9,284,379
Petrohawk Energy Corp.
6.250%, 06/01/2019	17,215,000	18,871,944
Petroleos Mexicanos
4.875%, 01/24/2022	6,270,000	6,395,400
Plains Exploration & Production Company
6.875%, 02/15/2023	3,090,000	3,314,025
Rowan Companies, Inc.
4.875%, 06/01/2022	9,415,000	9,718,587
Suncor Energy, Inc.
6.100%, 06/01/2018	9,440,000	11,060,017
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	16,140,000	16,658,272
Williams Partners LP
5.250%, 03/15/2020	17,835,000	19,236,314

		319,409,625

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 15.4%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	$15,810,000	$16,803,121
Aflac, Inc.
8.500%, 05/15/2019	11,585,000	14,977,111
American International Group, Inc.
4.125%, 02/15/2024	8,220,000	8,215,660
8.250%, 08/15/2018	16,225,000	20,233,905
AXA SA
8.600%, 12/15/2030	1,770,000	2,139,918
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,000,000	6,728,750
Bank of America Corp.
3.300%, 01/11/2023	7,590,000	7,113,052
5.000%, 05/13/2021	18,765,000	20,161,172
5.700%, 01/24/2022	10,400,000	11,621,678
Bank of America NA
5.300%, 03/15/2017	4,550,000	5,015,338
Barclays Bank PLC
6.750%, 05/22/2019	18,545,000	22,163,037
10.179%, 06/12/2021 (S)	11,850,000	15,348,357
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,780,409
Boston Properties LP
3.700%, 11/15/2018	5,455,000	5,734,116
Capital One Financial Corp.
4.750%, 07/15/2021	13,530,000	14,321,194
Citigroup, Inc.
3.500%, 05/15/2023	5,500,000	4,965,340
5.500%, 09/13/2025	11,005,000	11,323,507
6.875%, 03/05/2038	97,000	119,898
8.500%, 05/22/2019	13,730,000	17,540,514
CNA Financial Corp.
7.250%, 11/15/2023	14,888,000	17,993,696
DDR Corp.
4.625%, 07/15/2022	2,460,000	2,505,682
7.875%, 09/01/2020	3,255,000	3,985,246
Discover Bank
7.000%, 04/15/2020	10,035,000	11,825,294
Discover Financial Services
5.200%, 04/27/2022	14,460,000	15,244,224
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	6,800,000	6,749,000
6.125%, 11/30/2019 (S)	2,900,000	2,921,750
First Horizon National Corp.
5.375%, 12/15/2015	22,852,000	24,698,259
General Electric Capital Corp.
0.744%, 08/15/2036 (P)	9,945,000	7,970,470
4.375%, 09/16/2020	7,625,000	8,114,944
5.550%, 05/04/2020	21,205,000	24,032,390
5.875%, 01/14/2038	1,455,000	1,605,930
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	4,480,000	4,782,400
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,030,000	18,853,896
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	2,570,000	2,966,417
HCP, Inc.
5.375%, 02/01/2021	6,355,000	6,916,820
5.625%, 05/01/2017	14,670,000	16,392,170

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc.
4.125%, 04/01/2019	$10,555,000	$11,119,545
4.950%, 01/15/2021	5,365,000	5,683,348
6.125%, 04/15/2020	15,260,000	17,331,499
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,602,300
Highwoods Realty LP
5.850%, 03/15/2017	18,630,000	20,508,686
Host Hotels & Resorts LP
3.750%, 10/15/2023	4,360,000	4,037,617
5.875%, 06/15/2019	12,071,000	13,034,193
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,400,000	11,339,409
5.750%, 11/16/2020 (S)	9,690,000	9,599,234
ING Bank NV
5.800%, 09/25/2023 (S)	6,130,000	6,193,813
Jefferies Group, Inc.
6.875%, 04/15/2021	14,410,000	15,983,140
8.500%, 07/15/2019	7,975,000	9,656,425
JPMorgan Chase & Company
4.250%, 10/15/2020	21,130,000	22,161,609
4.625%, 05/10/2021	24,265,000	25,869,402
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,175,000	15,379,875
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	18,005,000	19,106,654
Lincoln National Corp.
8.750%, 07/01/2019	8,074,000	10,464,453
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,130,000	10,907,400
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	3,675,000	3,720,938
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,695,000	6,211,275
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	8,002,227
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	19,045,000	22,448,989
7.750%, 05/14/2038	7,895,000	9,774,610
MetLife, Inc.
6.400%, 12/15/2036	8,960,000	9,049,600
Morgan Stanley
4.100%, 05/22/2023	15,555,000	14,514,588
5.500%, 01/26/2020	12,480,000	13,813,962
5.550%, 04/27/2017	17,265,000	19,135,093
5.750%, 01/25/2021	28,110,000	31,215,396
7.300%, 05/13/2019	24,145,000	28,897,195
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	9,280,000	9,140,800
Nordea Bank AB
3.125%, 03/20/2017 (S)	19,655,000	20,540,929
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	5,280,000	5,910,342
PNC Financial Services Group, Inc. (4.850%
to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	8,375,000	7,202,500
ProLogis International Funding II
4.875%, 02/15/2020 (S)	5,455,000	5,420,050

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP
4.500%, 08/15/2017	$1,325,000	$1,428,924
6.250%, 03/15/2017	13,645,000	15,504,691
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	3,025,000	2,743,675
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	12,740,000	12,485,200
Qwest Corp.
6.750%, 12/01/2021	21,760,000	23,376,550
Rabobank Nederland NV
3.950%, 11/09/2022	5,000,000	4,799,295
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,362,000	18,670,600
Realty Income Corp.
4.650%, 08/01/2023	3,835,000	3,890,596
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	10,435,000	10,516,424
6.400%, 10/21/2019	19,180,000	21,924,946
Santander Holdings USA, Inc.
3.450%, 08/27/2018	9,420,000	9,633,998
4.625%, 04/19/2016	2,595,000	2,750,139
Sberbank of Russia
6.125%, 02/07/2022 (S)	4,250,000	4,451,875
SunTrust Banks, Inc.
3.500%, 01/20/2017	19,690,000	20,824,853
Swedbank AB
2.125%, 09/29/2017 (S)	12,825,000	12,932,999
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	13,160,000	16,284,066
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	389,341
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	9,430,000	10,113,675
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	32,530,000	35,117,241
5.750%, 01/24/2022	26,725,000	29,639,254
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,463,802
U.S. Bancorp
3.442%, 02/01/2016	18,395,000	19,227,962
UBS AG
7.625%, 08/17/2022	12,675,000	14,018,005
Unum Group
5.625%, 09/15/2020	4,762,000	5,254,172
7.125%, 09/30/2016	6,993,000	7,998,901
USB Realty Corp.
1.415%, 01/15/2017 (P)(Q)(S)	565,000	480,250
Ventas Realty LP
2.700%, 04/01/2020	6,110,000	5,824,107
4.000%, 04/30/2019	9,330,000	9,788,607
4.750%, 06/01/2021	18,423,000	19,408,096
Wachovia Bank NA
5.850%, 02/01/2037	8,975,000	10,014,063
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,480,000	8,895,986
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	18,614,000	20,475,400

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WR Berkley Corp.
5.375%, 09/15/2020	$7,530,000	$8,232,993

		1,233,402,447
Health Care - 0.8%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	24,542,812
Mylan, Inc.
7.875%, 07/15/2020 (S)	15,750,000	17,972,546
WellPoint, Inc.
7.000%, 02/15/2019	17,835,000	21,577,568

		64,092,926
Industrials - 3.4%
Air Lease Corp.
4.500%, 01/15/2016	2,680,000	2,793,900
5.625%, 04/01/2017	4,985,000	5,309,025
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,200,132	2,387,143
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	9,950,000	9,999,750
British Airways PLC
4.625%, 06/20/2024 (S)	16,930,000	16,972,325
5.625%, 06/20/2020 (S)	4,230,000	4,346,325
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	6,393,787	6,713,476
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	2,651,465	2,790,667
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	4,194,600	4,561,628
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,570,998	14,520,968
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,756,573	2,915,076
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	16,897,454	18,798,417
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,669,351	2,922,940
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	7,720,091	8,260,497
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,102,155	7,899,601
Glencore Funding LLC
4.125%, 05/30/2023 (S)	10,155,000	9,398,046
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	6,350,000	5,810,250
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,224,638
KOC Holding AS
3.500%, 04/24/2020 (S)	9,165,000	7,803,998
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	64,049	69,173

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	$13,555,000	$12,911,138
7.500%, 09/14/2015 (Q)(S)	5,520,000	5,354,400
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,600,000	11,594,687
3.750%, 05/11/2017 (S)	23,380,000	24,476,125
Ryder System, Inc.
3.500%, 06/01/2017	15,782,000	16,508,225
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,547,808
7.250%, 10/01/2019	6,440,000	7,570,246
The ADT Corp.
2.250%, 07/15/2017	9,395,000	8,974,038
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	7,675,891	8,731,326
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	5,090,812	5,319,898
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	12,010,000	13,150,950
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	11,845,000	12,674,150

		276,310,834
Information Technology - 0.6%
Baidu, Inc.
3.250%, 08/06/2018	9,390,000	9,387,756
Fiserv, Inc.
4.625%, 10/01/2020	21,215,000	22,199,164
Xerox Corp.
5.625%, 12/15/2019	9,250,000	10,279,460
6.750%, 02/01/2017	9,042,000	10,334,581

		52,200,961
Materials - 2.4%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,850,000	4,043,855
9.375%, 06/01/2019	10,435,000	12,726,891
ArcelorMittal
10.350%, 06/01/2019	10,110,000	12,435,300
Barrick Gold Corp.
4.100%, 05/01/2023	8,930,000	7,867,026
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,420,000	17,323,100
CF Industries, Inc.
7.125%, 05/01/2020	17,015,000	19,953,593
Georgia-Pacific LLC
7.250%, 06/01/2028	4,420,000	5,396,639
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	6,050,000	5,384,500
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,942,100
International Paper Company
7.950%, 06/15/2018	13,633,000	16,924,961
9.375%, 05/15/2019	8,915,000	11,759,126
LyondellBasell Industries NV
5.000%, 04/15/2019	17,110,000	18,838,230
Methanex Corp.
5.250%, 03/01/2022	9,125,000	9,468,839
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	4,155,000	4,071,900
Westvaco Corp.
7.950%, 02/15/2031	11,325,000	13,079,050

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	$19,690,000	$20,358,397

		189,573,507
Telecommunication Services - 2.5%
American Tower Corp.
3.400%, 02/15/2019	6,000,000	5,931,738
4.700%, 03/15/2022	11,575,000	11,250,989
CenturyLink, Inc.
6.450%, 06/15/2021	7,735,000	7,696,325
7.600%, 09/15/2039	7,775,000	6,939,188
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	28,660,000	30,422,819
6.113%, 01/15/2020 (S)	12,065,000	13,650,208
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,105,000	13,787,031
SBA Tower Trust
2.933%, 12/15/2017 (S)	11,355,000	11,443,024
3.598%, 04/15/2018 (S)	10,300,000	10,258,347
5.101%, 04/17/2017 (S)	11,983,000	12,937,446
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,022,585
6.999%, 06/04/2018	7,350,000	8,071,498
7.200%, 07/18/2036	8,125,000	7,548,669
Telefonica Emisiones SAU
6.421%, 06/20/2016	18,150,000	19,947,068
Verizon Communications, Inc.
4.500%, 09/15/2020	12,160,000	12,933,619
6.550%, 09/15/2043	12,515,000	14,126,732
Verizon New York, Inc.
7.000%, 12/01/2033	7,030,000	7,057,508

		199,024,794
Utilities - 1.7%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	2,589,000	2,612,451
Constellation Energy Group, Inc.
5.150%, 12/01/2020	8,765,000	9,493,591
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	6,025,000	5,699,048
Entergy Texas, Inc.
7.125%, 02/01/2019	19,840,000	23,534,922
Exelon Generation Company LLC
4.250%, 06/15/2022	10,675,000	10,512,857
5.600%, 06/15/2042	5,810,000	5,552,013
GDF Suez
2.875%, 10/10/2022 (S)	9,660,000	9,075,580
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	18,700,000	18,887,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,851,823
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	5,090,000	5,191,800
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,600,000	6,235,807
PNPP II Funding Corp.
9.120%, 05/30/2016	524,000	541,555
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	10,295,000	10,792,990

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$7,580,000	$7,807,400
W3A Funding Corp.
8.090%, 01/02/2017	78,978	78,901
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,330,000	16,656,600

		137,524,338

TOTAL CORPORATE BONDS (Cost $2,841,959,924)		$2,825,434,005

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.768%, 07/15/2029 (P)	55,000	45,650
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	18,976,000	18,881,120
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,170,000	3,566,250
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	9,277,350
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,445,000	4,578,350
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	289,269
State Street Capital Trust IV
1.254%, 06/15/2037 (P)	19,925,000	15,541,500
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	10,145,000	10,702,975
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	7,165,000	7,505,338

		70,387,802

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,423,238)		$70,387,802

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.4%

U.S. GOVERNMENT AGENCY - 10.4%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.432%, 07/25/2022	174,146,368	15,177,204
Series K017, Class X1 IO,
1.597%, 12/25/2021	79,950,796	7,186,537
Series K018, Class X1 IO,
1.604%, 01/25/2022	109,755,471	9,948,126
Series K708, Class X1 IO,
1.642%, 01/25/2019	166,626,255	11,406,400
Series K021, Class X1 IO,
1.646%, 06/25/2022	23,882,797	2,385,557
Series K709, Class X1 IO,
1.675%, 03/25/2019	96,678,241	6,842,596
Series K707, Class X1 IO,
1.693%, 12/25/2018	65,881,860	4,512,512

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K710, Class X1 IO,
1.914%, 05/25/2019	$73,570,138	$6,131,115
Series 3833, Class LI IO,
2.044%, 10/15/2040	79,300,520	3,820,469
Series 4113, Class JH,
3.000%, 07/15/2039	50,325,878	51,137,986
Series 4094, Class QA,
3.000%, 11/15/2039	23,659,569	24,824,779
Series 4068, Class BH,
3.000%, 06/15/2040	26,616,807	27,628,219
Series 4060, Class HC,
3.000%, 03/15/2041	32,743,513	34,135,244
Series 4074, Class PA,
3.000%, 05/15/2041	34,469,654	35,450,247
Series 4065, Class QA,
3.000%, 08/15/2041	23,654,653	24,302,719
Series 4088, Class CA,
3.000%, 03/15/2042	34,631,073	35,574,285
Series 3956, Class DJ,
3.250%, 10/15/2036	47,216,672	48,691,721
Series 3972, Class PL IO,
3.500%, 11/15/2031	9,673,267	1,102,320
Series 4068, Class AP,
3.500%, 06/15/2040	36,078,116	37,639,938
Series 4027, Class TA,
3.500%, 07/15/2041	41,601,265	43,565,676
Series 4023, Class EA,
3.500%, 08/15/2041	19,887,971	20,807,650
Series 3630, Class BI IO,
4.000%, 05/15/2027	746,227	9,612
Series 3738, Class IC IO,
4.000%, 08/15/2029	7,146,012	716,972
Series 3738, Class MI IO,
4.000%, 09/15/2034	15,856,943	650,736
Series 3908, Class PA,
4.000%, 06/15/2039	12,600,278	13,273,271
Series 3943, Class DI IO,
4.000%, 11/15/2039	38,129,807	6,175,073
Series 3609, Class LI IO,
4.500%, 12/15/2024	14,558,992	1,171,133
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,286,834	185,966
Series 3747, Class HI IO,
4.500%, 07/15/2037	62,125,105	6,465,726
Series 3699, Class MI IO,
4.500%, 01/15/2038	25,009,661	2,669,594
Series 3794, Class PI IO,
4.500%, 02/15/2038	15,818,437	1,957,092
Series 3714, Class KI IO,
4.500%, 11/15/2039	15,064,708	2,292,073
Series 3927, Class IP IO,
4.500%, 06/15/2040	15,776,177	2,791,099
Series 3947, Class PA,
4.500%, 01/15/2041	15,705,982	17,110,192
Series 3934, Class PI IO,
4.500%, 07/15/2041	22,903,381	4,202,738
Series 4030, Class BI IO,
5.000%, 01/15/2042	20,279,908	3,600,696
Series 4077, Class IK IO,
5.000%, 07/15/2042	27,030,540	5,676,178
Series 3581, Class IO, IO,
6.000%, 10/15/2039	2,009,459	337,439

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	$36,671,516	$38,460,829
Series 2012-67, Class KG,
3.500%, 02/25/2041	11,034,537	11,452,337
Series 2011-146, Class MA,
3.500%, 08/25/2041	24,674,245	25,777,628
Series 2012-98, Class JP,
3.500%, 03/25/2042	32,927,478	34,316,062
Series 2012-120, Class PA,
3.500%, 10/25/2042	26,912,562	27,894,063
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	41,875,559	9,312,965
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	43,224,041	9,880,925
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	5,336,443	461,087
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,697,658	36,116
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	2,612,254	51,315
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,127,058	52,573
Series 2011-71, Class BA,
4.000%, 05/25/2037	20,300,011	21,306,222
Series 2009-66, Class EK,
4.000%, 09/25/2039	12,073,949	12,489,799
Series 402, Class 4 IO,
4.000%, 10/25/2039	7,266,221	1,251,527
Series 402, Class 3 IO,
4.000%, 11/25/2039	5,302,837	919,241
Series 2010-23, Class KA,
4.000%, 02/25/2040	8,172,162	8,562,505
Series 2011-49, Class LA,
4.000%, 05/25/2041	18,630,550	19,828,830
Series 398, Class C3 IO,
4.500%, 05/25/2039	3,831,604	574,807
Series 401, Class C2 IO,
4.500%, 06/25/2039	2,705,876	374,897
Series 402, Class 7 IO,
4.500%, 11/25/2039	10,351,518	1,875,473
Series 402, Class 8 IO,
4.500%, 11/25/2039	10,457,340	1,647,370
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	11,362,446	2,069,355
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	39,434,506	7,739,010
Series 2008-17, Class DP,
4.750%, 02/25/2038	12,855,636	13,780,831
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	6,735,846	524,130
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	3,991,424	360,375
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	13,652,425	1,071,113
Series 366, Class 24 IO,
5.000%, 10/01/2035	6,497,130	578,029
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	19,893,651	2,780,267
Series 407, Class 21 IO,
5.000%, 01/25/2039	9,707,826	1,534,590
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	6,475,503	981,422

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 15 IO,
5.000%, 01/25/2040	$17,391,991	$2,845,419
Series 407, Class 16 IO,
5.000%, 01/25/2040	2,766,920	469,449
Series 407, Class 17 IO,
5.000%, 01/25/2040	3,055,787	523,721
Series 407, Class 7 IO,
5.000%, 03/25/2041	14,351,441	2,523,669
Series 407, Class 8 IO,
5.000%, 03/25/2041	6,760,624	1,266,559
Series 407, Class C6 IO,
5.500%, 01/25/2040	31,292,089	5,461,047
Government National Mortgage Association
Series 2012-114, Class IO,
1.030%, 01/16/2053	57,566,164	5,531,360
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	66,644,071	12,027,242
Series 2009-103, Class DC,
3.500%, 09/16/2039	5,551,426	5,836,786
Series 2013-42, Class IO,
3.500%, 03/20/2043	30,762,124	4,893,033
Series 2009-69, Class PC,
4.000%, 07/16/2039	9,569,279	10,193,770
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	24,070,751	2,127,517
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	7,467,417	603,149
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	8,306,053	483,558
Series 5927, Class AI,
4.500%, 08/01/2041	4,068,989	4,365,079

		838,653,941

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $876,093,451)		$838,653,941

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc. (6.135%
to 05/01/2022, then 3 month
LIBOR + 4.067%),
	534,775	13,497,721

TOTAL PREFERRED SECURITIES (Cost $13,369,375)		$13,497,721

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	148,264	1,483,856

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,483,810)		$1,483,856

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2013 at 0.060% to be
repurchased at $55,548,093 on 10/01/2013,
collateralized by $60,821,600 U.S. Treasury
Notes, 1.625% due 11/15/2022 (valued at
$56,659,137, including interest)	$55,548,000	$55,548,000

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $1,922,000 on 10/01/2013,
collateralized by $1,965,000 U.S. Treasury
Notes, 1.375% due 12/31/2018 (valued at
$1,962,544, including interest)	$1,922,000	$1,922,000

		57,470,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,470,000)		$57,470,000

Total Investments (Bond Trust) (Cost $7,947,198,890) - 98.8%		$7,931,277,388
Other assets and liabilities, net - 1.2%		93,524,713

TOTAL NET ASSETS - 100.0%		$8,024,802,101

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.8%
U.S. Government - 24.7%
Treasury Inflation Protected Securities
2.000%, 01/15/2016	$4,707,680	$5,034,275
U.S. Treasury Bond 2.875%, 05/15/2043	5,530,000	4,692,725
U.S. Treasury Notes
0.250%, 09/30/2015	2,270,000	2,266,808
0.625%, 08/31/2017 to 09/30/2017	4,030,000	3,964,861
0.875%, 01/31/2018	2,500,000	2,467,970
1.375%, 07/31/2018	11,770,000	11,792,987
1.500%, 08/31/2018	3,890,000	3,916,744
1.875%, 06/30/2020	11,680,000	11,628,900
2.500%, 08/15/2023	14,846,000	14,702,172

		60,467,442
U.S. Government Agency - 29.1%
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	2,115,000	2,084,237
1.750%, 05/30/2019	1,175,000	1,167,783
2.641%, 11/01/2041 (P)	666,903	687,344
3.000%, 03/01/2043	865,969	844,624
3.500%, 02/01/2026 to 05/01/2042	2,438,421	2,493,189
4.000%, 11/01/2041	3,329,552	3,482,402
4.500%, 10/01/2040 to 03/01/2041	931,341	992,296
5.000%, 04/01/2041	462,533	501,194
5.500%, 10/01/2039	415,785	449,677
6.500%, 12/01/2036 to 09/01/2039	1,017,270	1,129,497
Federal National Mortgage Association
1.500%, 05/25/2018	1,140,000	1,133,919
1.903%, 08/01/2042 (P)	1,691,971	1,723,804
2.485%, 02/01/2042 (P)	401,071	413,956
3.000%, 07/01/2027 to 04/01/2043	7,255,158	7,076,436
3.010%, 02/01/2042 (P)	336,740	349,340
3.500%, 02/01/2026 to 04/01/2043	8,343,806	8,550,157
3.901%, 02/01/2040 (P)	391,577	413,333
4.000%, 02/01/2026 to 05/01/2042	5,389,928	5,703,364
4.500%, 09/01/2039 to 02/01/2042	14,249,557	15,243,236
5.000%, 04/01/2035 to 07/01/2041	9,026,732	9,802,378
5.500%, 02/01/2035 to 01/01/2039	2,194,679	2,394,222
6.000%, 01/01/2037 to 06/01/2040	2,936,200	3,216,554
6.500%, 10/01/2037 to 11/01/2037	725,687	803,162

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
4.000%, 05/15/2041	$491,915	$519,297

		71,175,401

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $131,058,025)		$131,642,843

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank 4.000%, 09/09/2016	300,000	319,831

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $326,478)		$319,831

CORPORATE BONDS - 34.5%
Consumer Discretionary - 3.0%
BorgWarner, Inc.
4.625%, 09/15/2020	265,000	280,037
Brinker International, Inc.
2.600%, 05/15/2018	280,000	278,972
CBS Corp.
7.875%, 07/30/2030	395,000	478,759
DIRECTV Holdings LLC
5.875%, 10/01/2019	748,000	835,399
Expedia, Inc.
5.950%, 08/15/2020	260,000	271,857
Ford Motor Credit Company LLC
5.000%, 05/15/2018	431,000	472,278
5.875%, 08/02/2021	1,518,000	1,688,036
8.000%, 12/15/2016	285,000	336,998
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	405,819
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	208,623
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	193,000	218,736
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	200,000	210,000
News America, Inc.
6.150%, 03/01/2037	175,000	190,280
6.400%, 12/15/2035	90,000	99,283
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	370,000	367,982
QVC, Inc.
4.375%, 03/15/2023	260,000	241,896
5.125%, 07/02/2022	165,000	162,286
Time Warner Cable, Inc.
8.250%, 04/01/2019	405,000	468,931
Time Warner Entertainment Company LP
8.375%, 03/15/2023	210,000	245,043

		7,461,215
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	780,000	971,446
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	280,000	312,446
Safeway, Inc.
4.750%, 12/01/2021 (L)	105,000	105,475
5.000%, 08/15/2019	720,000	752,125
7.250%, 02/01/2031	255,000	258,161

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
6.400%, 08/15/2017	$425,000	$489,871

		2,889,524
Energy - 3.9%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	395,000	507,995
Boardwalk Pipelines LP
5.500%, 02/01/2017	175,000	192,094
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	200,000	179,841
DCP Midstream LLC
9.750%, 03/15/2019 (S)	425,000	541,563
DCP Midstream Operating LP
2.500%, 12/01/2017	325,000	322,013
3.875%, 03/15/2023	190,000	172,957
Ecopetrol SA
4.250%, 09/18/2018	50,000	51,438
Energy Transfer Partners LP
5.200%, 02/01/2022	275,000	289,210
9.700%, 03/15/2019	275,000	351,770
Enterprise Products Operating LLC
6.500%, 01/31/2019	955,000	1,132,536
6.650%, 04/15/2018	150,000	177,477
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	190,000	209,713
Hess Corp.
8.125%, 02/15/2019	700,000	871,274
Kerr-McGee Corp.
6.950%, 07/01/2024	605,000	708,596
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	270,000	331,151
NuStar Logistics LP
8.150%, 04/15/2018	179,000	200,033
ONEOK Partners LP
6.150%, 10/01/2016	318,000	359,483
Petrobras Global Finance BV
4.375%, 05/20/2023	315,000	288,278
Petrohawk Energy Corp.
6.250%, 06/01/2019	595,000	652,269
Petroleos Mexicanos
4.875%, 01/24/2022	310,000	316,200
Plains Exploration & Production Company
6.875%, 02/15/2023	95,000	101,888
Rowan Companies, Inc.
4.875%, 06/01/2022	275,000	283,867
Suncor Energy, Inc.
6.100%, 06/01/2018	275,000	322,193
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	400,000	412,844
Williams Partners LP
5.250%, 03/15/2020	530,000	571,643

		9,548,326
Financials - 15.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	495,000	526,094
Aflac, Inc.
8.500%, 05/15/2019	345,000	446,017
American International Group, Inc.
4.125%, 02/15/2024	255,000	254,865
8.250%, 08/15/2018	550,000	685,895

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA
8.600%, 12/15/2030	$250,000	$302,248
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	350,000	336,438
Bank of America Corp.
3.300%, 01/11/2023	220,000	206,175
5.000%, 05/13/2021	570,000	612,410
5.700%, 01/24/2022	320,000	357,590
Bank of America NA
5.300%, 03/15/2017	100,000	110,227
Barclays Bank PLC
6.750%, 05/22/2019	530,000	633,400
10.179%, 06/12/2021 (S)	210,000	271,996
BioMed Realty LP
6.125%, 04/15/2020	50,000	55,594
Boston Properties LP
3.700%, 11/15/2018	185,000	194,466
Capital One Financial Corp.
4.750%, 07/15/2021	415,000	439,268
Citigroup, Inc.
3.500%, 05/15/2023	175,000	157,988
5.500%, 09/13/2025	350,000	360,130
8.500%, 05/22/2019	395,000	504,625
CNA Financial Corp.
7.250%, 11/15/2023	415,000	501,571
DDR Corp.
4.625%, 07/15/2022	75,000	76,393
7.875%, 09/01/2020	90,000	110,191
Discover Bank
7.000%, 04/15/2020	326,000	384,160
Discover Financial Services
5.200%, 04/27/2022	450,000	474,405
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	200,000	198,500
6.125%, 11/30/2019 (S)	200,000	201,500
First Horizon National Corp.
5.375%, 12/15/2015	745,000	805,190
General Electric Capital Corp.
4.375%, 09/16/2020	310,000	329,919
5.550%, 05/04/2020	655,000	742,335
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	135,000	144,113
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	409,627
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	61,000	70,409
HCP, Inc.
5.375%, 02/01/2021	195,000	212,239
5.625%, 05/01/2017	455,000	508,414
Health Care REIT, Inc.
4.125%, 04/01/2019	325,000	342,383
4.950%, 01/15/2021	110,000	116,527
6.125%, 04/15/2020	575,000	653,055
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	425,000	476,978
Highwoods Realty LP
5.850%, 03/15/2017	545,000	599,959
Host Hotels & Resorts LP
3.750%, 10/15/2023	130,000	120,388
5.875%, 06/15/2019	383,000	413,561

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	$290,000	$288,459
5.750%, 11/16/2020 (S)	200,000	198,127
ING Bank NV
5.800%, 09/25/2023 (S)	200,000	202,082
Jefferies Group, Inc.
6.875%, 04/15/2021	435,000	482,489
8.500%, 07/15/2019	205,000	248,222
JPMorgan Chase & Company
4.250%, 10/15/2020	610,000	639,781
4.625%, 05/10/2021	765,000	815,582
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	385,000	417,725
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	550,000	583,652
Lincoln National Corp.
8.750%, 07/01/2019	265,000	343,458
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	305,000	298,900
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	110,000	111,375
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	163,598
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	300,000	325,956
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	545,000	642,410
7.750%, 05/14/2038	315,000	389,994
MetLife, Inc.
6.400%, 12/15/2036	260,000	262,600
Morgan Stanley
4.100%, 05/22/2023	480,000	447,895
5.500%, 01/26/2020	385,000	426,152
5.550%, 04/27/2017	430,000	476,576
5.750%, 01/25/2021	760,000	843,959
7.300%, 05/13/2019	745,000	891,630
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	255,000	251,175
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	574,791
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	155,000	173,504
PNC Financial Services Group, Inc. (4.850%
to 06/012023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	255,000	219,300
ProLogis International Funding II
4.875%, 02/15/2020 (S)	150,000	149,039
ProLogis LP
4.500%, 08/15/2017	200,000	215,687
6.250%, 03/15/2017	310,000	352,250
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	90,000	81,630
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month LIBOR + 4.175%)
09/15/2042	315,000	308,700
Qwest Corp.
6.750%, 12/01/2021	645,000	692,917

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$375,000	$487,500
Realty Income Corp.
4.650%, 08/01/2023	115,000	116,667
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	310,000	312,419
6.400%, 10/21/2019	550,000	628,713
Santander Holdings USA, Inc.
3.450%, 08/27/2018	295,000	301,702
4.625%, 04/19/2016	250,000	264,946
Sberbank of Russia
6.125%, 02/07/2022 (S)	250,000	261,875
SunTrust Banks, Inc.
3.500%, 01/20/2017	645,000	682,175
Swedbank AB
2.125%, 09/29/2017 (S)	365,000	368,074
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	365,000	451,648
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	300,000	321,750
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	935,000	1,009,364
5.750%, 01/24/2022	825,000	914,963
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	16,442
U.S. Bancorp
3.442%, 02/01/2016	370,000	386,754
UBS AG
7.625%, 08/17/2022	320,000	353,906
Unum Group
5.625%, 09/15/2020	135,000	148,953
7.125%, 09/30/2016	250,000	285,961
USB Realty Corp.
1.415%, 12/29/2049 (P)(Q)(S)	100,000	85,000
Ventas Realty LP
2.700%, 04/01/2020	185,000	176,344
4.000%, 04/30/2019	335,000	351,467
4.750%, 06/01/2021	555,000	584,676
Wachovia Bank NA
5.850%, 02/01/2037	200,000	223,155
WEA Finance LLC
6.750%, 09/02/2019 (S)	155,000	184,342
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	544,000	598,400
WR Berkley Corp.
5.375%, 09/15/2020	220,000	240,539

		36,624,593
Health Care - 0.8%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	681,410
Mylan, Inc.
7.875%, 07/15/2020 (S)	465,000	530,618
WellPoint, Inc.
7.000%, 02/15/2019	515,000	623,070

		1,835,098

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 3.7%
Air Lease Corp.
4.500%, 01/15/2016	$75,000	$78,188
5.625%, 04/01/2017	150,000	159,750
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	310,000	311,550
British Airways PLC
4.625%, 06/20/2024 (S)	530,000	531,325
5.625%, 06/20/2020 (S)	130,000	133,575
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	89,438	93,910
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	124,509	135,403
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	26,763	28,302
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	2,000,000	1,997,500
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	524,745	583,779
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	56,875	62,279
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	176,827	189,205
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	201,295	196,263
Glencore Funding LLC
4.125%, 05/30/2023 (S)	315,000	291,520
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	195,000	178,425
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	255,000	284,963
KOC Holding AS
3.500%, 04/24/2020 (S)	280,000	238,420
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	400,000	381,000
7.500%, 09/14/2015 (Q)(S)	100,000	97,000
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	355,000	354,837
3.750%, 05/11/2017 (S)	795,000	832,272
Ryder System, Inc.
3.500%, 06/01/2017	490,000	512,548
Textron, Inc.
5.600%, 12/01/2017	150,000	165,546
7.250%, 10/01/2019	145,000	170,448
The ADT Corp.
2.250%, 07/15/2017	270,000	257,902
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	115,303	131,157
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	99,820	104,312
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	300,000	328,500

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	$300,000	$321,000

		9,150,879
Information Technology - 0.6%
Baidu, Inc.
3.250%, 08/06/2018	295,000	294,930
Fiserv, Inc.
4.625%, 10/01/2020	665,000	695,849
Xerox Corp.
5.625%, 12/15/2019	285,000	316,719
6.750%, 02/01/2017	197,000	225,162

		1,532,660
Materials - 2.3%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	315,106
9.375%, 06/01/2019	320,000	390,283
ArcelorMittal
10.350%, 06/01/2019	275,000	338,250
Barrick Gold Corp.
4.100%, 05/01/2023	280,000	246,670
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	600,000	633,000
CF Industries, Inc.
7.125%, 05/01/2020	480,000	562,899
Georgia-Pacific LLC
7.250%, 06/01/2028	90,000	109,886
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	200,000	178,000
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	197,634
International Paper Company
7.950%, 06/15/2018	400,000	496,588
9.375%, 05/15/2019	200,000	263,805
LyondellBasell Industries NV
5.000%, 04/15/2019	620,000	682,624
Methanex Corp.
5.250%, 03/01/2022	285,000	295,739
Westvaco Corp.
7.950%, 02/15/2031	310,000	358,014
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	470,000	485,955

		5,554,453
Telecommunication Services - 2.4%
American Tower Corp.
3.400%, 02/15/2019	185,000	182,895
4.700%, 03/15/2022	350,000	340,201
CenturyLink, Inc.
6.450%, 06/15/2021	410,000	407,950
7.600%, 09/15/2039	190,000	169,575
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	970,000	1,029,663
6.113%, 01/15/2020 (S)	200,000	226,278
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	435,000	425,194
SBA Tower Trust
2.933%, 12/15/2017 (S)	275,000	277,132
3.598%, 04/15/2018 (S)	320,000	318,706
5.101%, 04/17/2017 (S)	380,000	410,267
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	85,384
6.999%, 06/04/2018	280,000	307,486

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
7.200%, 07/18/2036	$150,000	$139,360
Telefonica Emisiones SAU
6.421%, 06/20/2016	565,000	620,942
Verizon Communications, Inc.
4.500%, 09/15/2020	380,000	404,176
6.550%, 09/15/2043	390,000	440,226
Verizon New York, Inc.
7.000%, 12/01/2033	195,000	195,763

		5,981,198
Utilities - 1.6%
Constellation Energy Group, Inc.
5.150%, 12/01/2020	255,000	276,197
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	180,000	170,262
Entergy Texas, Inc.
7.125%, 02/01/2019	660,000	782,916
Exelon Generation Company LLC
4.250%, 06/15/2022	325,000	320,064
5.600%, 06/15/2042	145,000	138,561
GDF Suez
2.875%, 10/10/2022 (S)	260,000	244,270
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	530,000	535,300
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	109,399
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	155,000	158,100
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	300,000	334,061
PNPP II Funding Corp.
9.120%, 05/30/2016	60,000	62,010
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	290,000	304,028
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	140,000	144,200
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	300,000	306,000

		3,885,368

TOTAL CORPORATE BONDS (Cost $85,751,711)		$84,463,314

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Fifth Third Capital Trust IV (6.500% to
04/15/2017, then 3 month LIBOR + 1.368%)
04/15/2037	625,000	621,875
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	95,000	106,875
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	270,000	342,900

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$90,000	$92,700
State Street Capital Trust IV
1.254%, 06/15/2037 (P)	465,000	362,700
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	320,000	337,600
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	185,000	193,788

		2,058,438

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,040,781)		$2,058,438

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.9%
U.S. Government Agency - 9.9%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.432%, 07/25/2022	5,034,023	438,725
Series K017, Class X1 IO,
1.597%, 12/25/2021	1,930,798	173,554
Series K018, Class X1 IO,
1.604%, 01/25/2022	2,194,419	198,900
Series K708, Class X1 IO,
1.642%, 01/25/2019	3,557,307	243,515
Series K021, Class X1 IO,
1.646%, 06/25/2022	666,149	66,539
Series K709, Class X1 IO,
1.675%, 03/25/2019	2,146,973	151,956
Series K707, Class X1 IO,
1.693%, 12/25/2018	1,376,473	94,280
Series K710, Class X1 IO,
1.914%, 05/25/2019	1,751,196	145,939
Series 288, Class IO,
3.000%, 10/15/2027	2,737,480	409,910
Series 4113, Class JH,
3.000%, 07/15/2039	1,391,672	1,414,130
Series 4094, Class QA,
3.000%, 11/15/2039	926,736	972,377
Series 4068, Class BH,
3.000%, 06/15/2040	513,360	532,867
Series 4060, Class HC,
3.000%, 03/15/2041	753,859	785,901
Series 4074, Class PA,
3.000%, 05/15/2041	1,222,624	1,257,405
Series 4065, Class QA,
3.000%, 08/15/2041	519,000	533,219
Series 4088, Class CA,
3.000%, 03/15/2042	1,249,794	1,283,833
Series 3956, Class DJ,
3.250%, 10/15/2036	1,114,380	1,149,193
Series 4136, Class IH IO,
3.500%, 09/15/2027	2,351,359	335,984
Series 3972, Class PL IO,
3.500%, 11/15/2031	1,906,523	217,258
Series 290, Class IO,
3.500%, 11/15/2032	2,892,224	600,446
Series 4068, Class AP,
3.500%, 06/15/2040	798,250	832,806

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4027, Class TA,
3.500%, 07/15/2041	$864,928	$905,770
Series 4023, Class EA,
3.500%, 08/15/2041	843,993	883,022
Series 3908, Class PA,
4.000%, 06/15/2039	217,425	229,038
Series 3943, Class DI IO,
4.000%, 11/15/2039	1,660,813	268,966
Series 3940, Class PA,
4.000%, 02/15/2041	2,114,698	2,191,886
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,131,167	234,449
Series 3927, Class IP IO,
4.500%, 06/15/2040	765,637	135,455
Series 3947, Class PA,
4.500%, 01/15/2041	417,712	455,058
Series 3934, Class PI IO,
4.500%, 07/15/2041	802,033	147,172
Series 4030, Class BI IO,
5.000%, 01/15/2042	414,045	73,514
Series 4077, Class IK IO,
5.000%, 07/15/2042	739,903	155,373
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	1,004,310	1,053,313
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,733,371	347,633
Series 2012-67, Class KG,
3.500%, 02/25/2041	245,555	254,853
Series 2011-146, Class MA,
3.500%, 08/25/2041	882,098	921,544
Series 2012-98, Class JP,
3.500%, 03/25/2042	801,270	835,060
Series 2012-120, Class PA,
3.500%, 10/25/2042	742,250	769,320
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	1,443,985	321,137
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,186,787	271,297
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	161,710	13,972
Series 2011-71, Class BA,
4.000%, 05/25/2037	567,300	595,420
Series 2011-49, Class LA,
4.000%, 05/25/2041	86,448	92,008
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	747,347	136,109
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	833,632	163,600
Series 407, Class 21 IO,
5.000%, 01/25/2039	45,449	7,184
Series 407, Class 15 IO,
5.000%, 01/25/2040	75,348	12,327
Series 407, Class 16 IO,
5.000%, 01/25/2040	31,622	5,365
Series 407, Class 17 IO,
5.000%, 01/25/2040	44,338	7,599
Series 407, Class C6 IO,
5.500%, 01/25/2040	1,368,618	238,849

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-114, Class IO,
1.030%, 01/16/2053	$1,625,109	$156,152
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	1,974,604	356,356
Series 2013-42, Class IO,
3.500%, 03/20/2043	946,760	150,592

		24,228,130

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $24,463,907)		$24,228,130

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	8,420	$84,266

TOTAL SECURITIES LENDING COLLATERAL (Cost $84,263)		$84,266

Total Investments (Bond PS Series)
(Cost $243,725,165) - 99.2%		$242,796,822
Other assets and liabilities, net - 0.8%		1,835,743

TOTAL NET ASSETS - 100.0%		$244,632,565

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 24.3%
Automobiles - 0.3%
Tesla Motors, Inc. (I)(L)	18,840	$3,644,033
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (I)	27,937	11,976,592
Dunkin’ Brands Group, Inc. (L)	292,282	13,228,683
Starbucks Corp.	203,479	15,661,779

		40,867,054
Internet & Catalog Retail - 7.4%
Amazon.com, Inc. (I)	128,403	40,143,914
Netflix, Inc. (I)(L)	29,021	8,973,583
priceline.com, Inc. (I)	31,424	31,768,093

		80,885,590
Media - 3.1%
Discovery Communications, Inc., Class A (I)	158,169	13,352,627
The Walt Disney Company	315,962	20,376,389

		33,729,016
Specialty Retail - 4.1%
Inditex SA	139,610	21,573,704
TJX Companies, Inc.	407,339	22,969,846

		44,543,550
Textiles, Apparel & Luxury Goods - 5.7%
Luxottica Group SpA (L)	241,470	12,844,736
Michael Kors Holdings, Ltd. (I)	118,997	8,867,656
NIKE, Inc., Class B	317,755	23,081,723
Ralph Lauren Corp.	66,152	10,897,219
The Swatch Group AG, ADR	136,499	4,382,983

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)(L)	31,064	$2,468,035

		62,542,352

		266,211,595
Consumer Staples - 9.2%
Beverages - 1.4%
Diageo PLC, ADR	96,067	12,208,194
Monster Beverage Corp. (I)	60,723	3,172,777

		15,380,971
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	188,727	21,726,252
Sprouts Farmers Market, Inc. (I)	14,588	647,561
Whole Foods Market, Inc.	321,746	18,822,141

		41,195,954
Food Products - 2.2%
Mead Johnson Nutrition Company	99,654	7,400,306
Mondelez International, Inc., Class A	520,569	16,356,278

		23,756,584
Personal Products - 1.8%
The Estee Lauder Companies, Inc., Class A	288,663	20,177,544

		100,511,053
Energy - 4.7%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (I)	194,342	10,770,434
Schlumberger, Ltd.	69,528	6,143,494

		16,913,928
Oil, Gas & Consumable Fuels - 3.2%
Concho Resources, Inc. (I)	140,128	15,247,328
Enbridge, Inc.	118,078	4,928,576
EOG Resources, Inc.	85,021	14,392,355

		34,568,259

		51,482,187
Financials - 2.4%
Capital Markets - 2.4%
Morgan Stanley	465,071	12,533,663
The Goldman Sachs Group, Inc.	90,145	14,261,840

		26,795,503

		26,795,503
Health Care - 18.3%
Biotechnology - 8.7%
Alexion Pharmaceuticals, Inc. (I)	148,446	17,243,487
Biogen Idec, Inc. (I)	104,493	25,157,735
Celgene Corp. (I)	87,671	13,495,197
Foundation Medicine, Inc. (I)	1,615	64,019
Gilead Sciences, Inc. (I)	370,554	23,285,613
Vertex Pharmaceuticals, Inc. (I)	206,596	15,664,109

		94,910,160
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	402,333	13,353,432
Health Care Providers & Services - 2.4%
Express Scripts Holding Company (I)	229,377	14,170,911
UnitedHealth Group, Inc.	169,447	12,134,100

		26,305,011
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (I)(L)	171,236	13,841,006

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.7%
Allergan, Inc.	152,116	$13,758,892
Bristol-Myers Squibb Company	242,865	11,239,792
Novo Nordisk A/S, ADR (L)	105,755	17,895,861
Perrigo Company (L)	72,242	8,913,218

		51,807,763

		200,217,372
Industrials - 8.6%
Aerospace & Defense - 6.3%
Precision Castparts Corp.	81,768	18,580,960
Rolls-Royce Holdings PLC	344,921	6,216,091
The Boeing Company	217,599	25,567,883
United Technologies Corp.	169,111	18,233,548

		68,598,482
Road & Rail - 2.3%
Canadian Pacific Railway, Ltd.	61,328	7,561,742
Union Pacific Corp.	116,848	18,151,168

		25,712,910

		94,311,392
Information Technology - 29.1%
Computers & Peripherals - 4.7%
Apple, Inc.	88,948	42,405,959
EMC Corp.	305,127	7,799,046
NCR Corp. (I)	42,662	1,689,842

		51,894,847
Internet Software & Services - 10.4%
eBay, Inc. (I)	267,708	14,935,429
Facebook, Inc., Class A (I)	473,890	23,808,234
Google, Inc., Class A (I)	49,773	43,596,668
LinkedIn Corp., Class A (I)	98,700	24,286,122
Rackspace Hosting, Inc. (I)(L)	130,103	6,864,234

		113,490,687
IT Services - 6.3%
Mastercard, Inc., Class A	68,807	46,291,973
Visa, Inc., Class A (L)	118,549	22,654,714

		68,946,687
Semiconductors & Semiconductor Equipment - 1.3%
ARM Holdings PLC, ADR (L)	292,058	14,053,831
Software - 6.4%
FireEye, Inc. (I)	43,755	1,817,145
Red Hat, Inc. (I)	283,029	13,058,958
Salesforce.com, Inc. (I)(L)	406,271	21,089,531
Splunk, Inc. (I)	182,558	10,960,782
Tableau Software, Inc. (I)	3,391	241,575
VMware, Inc., Class A (I)(L)	173,555	14,040,600
Workday, Inc., Class A (I)	114,318	9,251,756

		70,460,347

		318,846,399
Materials - 2.4%
Chemicals - 2.4%
Monsanto Company	248,886	25,976,232
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	125,310	9,289,230

TOTAL COMMON STOCKS (Cost $748,021,539)		$1,093,640,963

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	6,739,184	$67,447,099

TOTAL SECURITIES LENDING
COLLATERAL (Cost $67,444,125)		$67,447,099

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	127,273	127,273

TOTAL SHORT-TERM INVESTMENTS (Cost $127,273)		$127,273

Total Investments (Capital Appreciation Trust)
(Cost $815,592,937) - 106.0%		$1,161,215,335
Other assets and liabilities, net - (6.0%)		(65,773,250)

TOTAL NET ASSETS - 100.0%		$1,095,442,085

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 61.7%
Consumer Discretionary - 7.7%
Auto Components - 2.2%
Delphi Automotive PLC	48,300	$2,821,686
Johnson Controls, Inc.	41,500	1,722,250
TRW Automotive Holdings Corp. (I)	46,400	3,308,784

		7,852,720
Automobiles - 0.1%
General Motors Company (I)	5,400	194,238
Media - 0.6%
The Walt Disney Company (D)	32,500	2,095,925
Multiline Retail - 1.0%
Dollar General Corp. (I)	32,600	1,840,596
Dollar Tree, Inc. (I)	31,600	1,806,256
Kohl’s Corp.	2,300	119,025

		3,765,877
Specialty Retail - 3.8%
AutoZone, Inc. (I)	15,700	6,636,847
L Brands, Inc.	60,100	3,672,110
Lowe’s Companies, Inc.	61,800	2,942,298

		13,251,255

		27,160,015
Consumer Staples - 8.5%
Beverages - 1.1%
PepsiCo, Inc.	49,900	3,967,050
Food Products - 4.5%
General Mills, Inc.	99,800	4,782,416
Kellogg Company	33,200	1,949,836
Mondelez International, Inc., Class A	103,000	3,236,260
Nestle SA	80,407	5,631,877

		15,600,389
Household Products - 1.5%
The Procter & Gamble Company (D)	68,937	5,210,948
Personal Products - 0.2%
Avon Products, Inc.	34,300	706,580

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.2%
Philip Morris International, Inc. (D)	49,100	$4,251,569

		29,736,536
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	12,700	1,180,973
Apache Corp.	37,300	3,175,722
Pioneer Natural Resources Company	4,800	906,240
Range Resources Corp.	19,900	1,510,211
The Williams Companies, Inc. (D)	25,700	934,452

		7,707,598

		7,707,598
Financials - 11.6%
Capital Markets - 5.7%
Invesco, Ltd.	228,200	7,279,580
State Street Corp.	93,800	6,167,350
TD Ameritrade Holding Corp.	245,300	6,421,954

		19,868,884
Commercial Banks - 1.9%
PNC Financial Services Group, Inc.	1,900	137,655
U.S. Bancorp (D)	182,000	6,657,560

		6,795,215
Diversified Financial Services - 0.6%
JPMorgan Chase & Company (D)	41,200	2,129,628
Insurance - 3.4%
Marsh & McLennan Companies, Inc.	193,600	8,431,280
XL Group PLC	106,500	3,282,330

		11,713,610

		40,507,337
Health Care - 9.5%
Health Care Equipment & Supplies - 1.1%
DENTSPLY International, Inc.	84,300	3,659,463
Health Care Providers & Services - 1.8%
Henry Schein, Inc. (I)	14,357	1,488,821
McKesson Corp.	1,300	166,790
UnitedHealth Group, Inc.	66,200	4,740,582

		6,396,193
Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.	119,400	11,002,710
Pharmaceuticals - 3.5%
Allergan, Inc.	16,200	1,465,290
Pfizer, Inc. (D)	312,284	8,965,674
Zoetis, Inc. (D)	61,391	1,910,488

		12,341,452

		33,399,818
Industrials - 8.7%
Aerospace & Defense - 3.4%
The Boeing Company	9,000	1,057,500
United Technologies Corp. (D)	98,500	10,620,270

		11,677,770
Commercial Services & Supplies - 1.0%
Iron Mountain, Inc.	64,800	1,750,896
Tyco International, Ltd.	52,200	1,825,956

		3,576,852

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 3.9%
Danaher Corp.	197,100	$13,662,972
Machinery - 0.4%
Actuant Corp., Class A (L)	37,499	1,456,461

		30,374,055
Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	61,800	3,200,004
Internet Software & Services - 1.3%
Google, Inc., Class A (I)	5,300	4,642,323
IT Services - 3.6%
Accenture PLC, Class A (D)	12,800	942,592
Fiserv, Inc. (I)	87,100	8,801,455
IBM Corp. (D)	15,100	2,796,218

		12,540,265
Semiconductors & Semiconductor Equipment - 2.2%
NXP Semiconductor NV (I)	67,400	2,507,954
Texas Instruments, Inc.	129,900	5,231,073

		7,739,027

		28,121,619
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	39,300	2,913,309
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (I)	50,300	3,673,409

		6,586,718
Utilities - 3.6%
Electric Utilities - 1.3%
Edison International	15,300	704,718
Xcel Energy, Inc.	138,900	3,835,029

		4,539,747
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	44,200	1,207,986
Multi-Utilities - 2.0%
Consolidated Edison, Inc.	15,400	849,156
PG&E Corp.	145,900	5,970,228

		6,819,384

		12,567,117

TOTAL COMMON STOCKS (Cost $171,887,453)		$216,160,813

PREFERRED SECURITIES - 0.4%
Financials - 0.3%
Commercial Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	404,100
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	363,860

		767,960
Diversified Financial Services - 0.1%
AMG Capital Trust I (I)	3,810	238,697

		1,006,657

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities - 0.1%
Electric Utilities - 0.1%
SCE Trust I (I)	15,000	$308,250

TOTAL PREFERRED SECURITIES (Cost $1,281,928)		$1,314,907

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury Notes
2.500%, 08/15/2023	$6,500,000	$6,437,028

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $6,263,292)		$6,437,028

CORPORATE BONDS - 15.8%
Consumer Discretionary - 3.4%
Amazon.com, Inc.
0.650%, 11/27/2015	$535,000	$534,194
American Honda Finance Corp.
0.365%, 11/13/2014 (P)(S)	200,000	200,182
Cedar Fair LP
5.250%, 03/15/2021 (S)	100,000	95,500
9.125%, 08/01/2018	100,000	109,625
Daimler Finance North America LLC
1.125%, 08/01/2018 (P)(S)	235,000	236,221
Delphi Corp.
5.000%, 02/15/2023	75,000	77,438
5.875%, 05/15/2019	800,000	849,000
6.125%, 05/15/2021	350,000	382,375
Dollar General Corp.
1.875%, 04/15/2018	385,000	373,702
4.125%, 07/15/2017	225,000	239,162
Ford Motor Credit Company LLC
1.516%, 05/09/2016 (P)	410,000	415,585
2.500%, 01/15/2016	380,000	387,497
2.750%, 05/15/2015	400,000	409,177
3.875%, 01/15/2015	890,000	920,555
6.625%, 08/15/2017	200,000	230,500
7.000%, 10/01/2013	400,000	400,000
8.000%, 06/01/2014	500,000	523,041
L Brands, Inc.
5.625%, 02/15/2022	100,000	102,500
6.625%, 04/01/2021	100,000	108,125
6.900%, 07/15/2017	125,000	141,250
7.000%, 05/01/2020	125,000	138,125
8.500%, 06/15/2019	125,000	149,063
Lamar Media Corp.
5.000%, 05/01/2023	125,000	115,938
9.750%, 04/01/2014	1,185,000	1,232,400
NBCUniversal Enterprise, Inc.
0.805%, 04/15/2016 (P)(S)	420,000	422,113
0.953%, 04/15/2018 (P)(S)	175,000	175,832
The Walt Disney Company
0.450%, 12/01/2015	250,000	248,711
Toyota Motor Credit Corp.
0.342%, 08/22/2014 (P)	450,000	450,344
0.406%, 03/10/2015 (P)	400,000	400,197
0.435%, 01/23/2015 (P)	285,000	285,454
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	100,000	100,500
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	380,000	556,022
7.500%, 03/15/2019 (S)	200,000	216,000

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	$150,000	$143,625
6.750%, 09/15/2022 (S)	100,000	105,500
6.875%, 05/15/2019 (S)	125,000	133,750
7.875%, 11/01/2020 (S)	125,000	136,719

		11,745,922
Consumer Staples - 1.5%
B&G Foods, Inc.
4.625%, 06/01/2021	125,000	119,375
Campbell Soup Company
0.565%, 08/01/2014 (P)	460,000	460,452
General Mills, Inc.
0.564%, 01/29/2016 (P)	350,000	350,256
0.875%, 01/29/2016	90,000	89,977
Heineken NV
0.800%, 10/01/2015 (S)	160,000	159,651
Kellogg Company
0.495%, 02/13/2015 (P)	195,000	195,247
Kimberly-Clark Corp.
0.384%, 05/15/2016 (P)	160,000	160,130
PepsiCo, Inc.
0.472%, 02/26/2016 (P)	505,000	505,249
0.700%, 02/26/2016	300,000	299,176
Reynolds American, Inc.
1.050%, 10/30/2015	50,000	50,030
Rite Aid Corp.
8.000%, 08/15/2020	475,000	530,813
SABMiller Holdings, Inc.
0.955%, 08/01/2018 (P)(S)	430,000	432,650
2.200%, 08/01/2018 (S)	300,000	299,250
The Coca-Cola Company
0.240%, 03/05/2015 (P)	435,000	434,777
The Procter & Gamble Company
3.100%, 08/15/2023	1,000,000	988,916
Walgreen Company
0.754%, 03/13/2014 (P)	310,000	310,449

		5,386,398
Energy - 2.9%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,300,000	1,289,501
6.500%, 01/15/2022	125,000	134,063
7.000%, 01/15/2021	75,000	82,125
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	282,713
4.900%, 02/01/2024	345,000	350,744
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,621,256
6.500%, 04/01/2018	315,000	356,999
Laredo Petroleum, Inc.
7.375%, 05/01/2022	100,000	106,000
9.500%, 02/15/2019	150,000	166,500
MarkWest Energy Partners LP
4.500%, 07/15/2023	675,000	636,188
5.500%, 02/15/2023	255,000	255,638
6.250%, 06/15/2022	125,000	131,563
6.500%, 08/15/2021	100,000	107,000
6.750%, 11/01/2020	25,000	27,000
ONEOK Partners LP
2.000%, 10/01/2017	140,000	139,016
QEP Resources, Inc.
6.800%, 03/01/2020	70,000	74,725

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	$1,775,000	$1,713,563
5.750%, 06/01/2021	160,000	168,000
6.750%, 08/01/2020	125,000	134,688
8.000%, 05/15/2019	825,000	885,844
Shell International Finance BV
0.625%, 12/04/2015	170,000	170,016
SM Energy Company
6.500%, 01/01/2023	225,000	229,500
Spectra Energy Partners LP
4.750%, 03/15/2024	355,000	365,970
Statoil ASA
0.554%, 05/15/2018 (P)	145,000	144,807
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	500,000	452,500
5.250%, 05/01/2023 (S)	25,000	24,500
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	85,000	84,529

		10,134,948
Financials - 1.5%
Burlington Northern Santa Fe LLC
3.850%, 09/01/2023	750,000	752,291
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020	75,000	80,063
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	70,313
CNH Capital LLC
3.875%, 11/01/2015	100,000	103,000
6.250%, 11/01/2016	150,000	165,000
E*TRADE Financial Corp.
6.000%, 11/15/2017	400,000	421,000
6.375%, 11/15/2019	525,000	559,125
6.750%, 06/01/2016	375,000	399,375
Host Hotels & Resorts LP
6.750%, 06/01/2016	9,000	9,131
International Lease Finance Corp.
2.204%, 06/15/2016 (P)	265,000	263,675
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	754,409
KFW
0.500%, 04/19/2016	832,000	830,206
Legg Mason, Inc.
5.500%, 05/21/2019	860,000	936,897

		5,344,485
Health Care - 1.1%
Baxter International, Inc.
0.426%, 12/11/2014 (P)	420,000	420,167
0.950%, 06/01/2016	225,000	225,497
Merck & Company, Inc.
0.453%, 05/18/2016 (P)	815,000	817,259
Pfizer, Inc.
0.554%, 06/15/2018 (P)	1,200,000	1,201,177
0.900%, 01/15/2017	875,000	870,886
Zoetis, Inc.
1.150%, 02/01/2016 (S)	115,000	115,473
1.875%, 02/01/2018 (S)	85,000	84,161

		3,734,620
Industrials - 2.2%
Actuant Corp.
5.625%, 06/15/2022	25,000	25,000

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	$100,000	$106,000
Caterpillar Financial Services Corp.
0.502%, 02/26/2016 (P)	210,000	210,113
0.700%, 11/06/2015	205,000	204,912
1.250%, 11/06/2017	250,000	245,427
CNH Capital LLC
3.625%, 04/15/2018	300,000	298,500
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	252,886	288,922
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	148,988	168,356
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	600,000	590,250
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	171,414	199,054
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	120,564	129,003
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	125,000	114,375
John Deere Capital Corp.
0.339%, 01/12/2015 (P)	700,000	700,221
0.371%, 10/08/2014 (P)	555,000	555,350
0.700%, 09/04/2015	310,000	310,291
0.750%, 01/22/2016	225,000	224,867
PACCAR Financial Corp.
0.388%, 05/05/2015 (P)	160,000	159,899
0.536%, 02/08/2016 (P)	35,000	35,034
0.750%, 05/16/2016	150,000	149,319
Precision Castparts Corp.
0.700%, 12/20/2015	300,000	299,141
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	224,000
8.500%, 02/15/2019 (S)	200,000	223,000
United Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	195,700
United Technologies Corp.
0.760%, 06/01/2015 (P)	900,000	905,982
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	461,568	484,647
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	60,701	63,736
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	25,000	24,125
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	75,000	76,688
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	250,000	231,250
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	75,000	71,250

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc.
3.550%, 09/20/2016	$150,000	$157,250
4.875%, 10/01/2021	60,000	63,093

		7,734,755
Information Technology - 0.6%
Apple, Inc.
0.316%, 05/03/2016 (P)	1,215,000	1,214,710
0.516%, 05/03/2018 (P)	475,000	473,077
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	475,000	475,875

		2,163,662
Materials - 0.3%
Ball Corp.
7.375%, 09/01/2019	325,000	351,813
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	675,343

		1,027,156
Telecommunication Services - 1.6%
American Tower Corp.
3.500%, 01/31/2023	100,000	87,817
4.625%, 04/01/2015	70,000	73,146
5.000%, 02/15/2024	165,000	161,574
British Telecommunications PLC
1.378%, 12/20/2013 (P)	430,000	430,936
Crown Castle International Corp.
5.250%, 01/15/2023	150,000	138,000
7.125%, 11/01/2019	150,000	160,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	100,000	93,500
7.250%, 04/01/2019 to 10/15/2020	250,000	267,250
7.500%, 04/01/2021	125,000	135,000
8.500%, 11/01/2019	125,000	135,938
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	100,000	112,235
6.750%, 05/15/2019 (S)	200,000	236,638
SBA Communications Corp.
5.625%, 10/01/2019	100,000	98,250
SBA Telecommunications, Inc.
5.750%, 07/15/2020	125,000	124,063
8.250%, 08/15/2019	49,000	52,920
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	25,688
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	300,000	351,750
Sprint Nextel Corp.
11.500%, 11/15/2021	90,000	115,650
Telesat Canada
6.000%, 05/15/2017 (S)	125,000	130,000
UPC Holding BV
9.875%, 04/15/2018 (S)	150,000	162,750
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	150,000	163,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,675,000	1,775,500
Verizon Communications, Inc.
0.459%, 03/06/2015 (P)(S)	700,000	698,055

		5,731,035
Utilities - 0.7%
AmeriGas Finance LLC
7.000%, 05/20/2022	125,000	130,000

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
7.500%, 02/15/2021 (S)	$247,000	$262,438
CMS Energy Corp.
6.550%, 07/17/2017	170,000	196,234
8.750%, 06/15/2019	80,000	102,793
EQT Corp.
8.125%, 06/01/2019	483,000	586,144
Florida Power Corp.
0.650%, 11/15/2015	285,000	284,816
NSTAR Electric Company
0.503%, 05/17/2016 (P)	300,000	299,072
Suburban Propane Partners LP
7.375%, 08/01/2021	125,000	133,750
7.500%, 10/01/2018	150,000	160,500
Xcel Energy, Inc.
0.750%, 05/09/2016	205,000	203,605

		2,359,352

TOTAL CORPORATE BONDS (Cost $54,884,376)		$55,362,333

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
United Airlines, Inc. 4.500%, 01/15/2015	885,000	1,505,053

TOTAL CONVERTIBLE BONDS (Cost $1,192,527)		$1,505,053

TERM LOANS (M) - 8.0%
Consumer Discretionary - 1.0%
Cequel Communications LLC
0.035%, 02/14/2019	597,977	596,482
Charter Communications Operating LLC
0.030%, 07/01/2020	324,188	320,490
0.030%, 01/04/2021	289,624	286,262
Hilton Hotels Corp.,
TBD 09/23/2020 (T)	1,000,000	997,917
Kasima LLC
0.033%, 05/17/2021	75,000	74,531
Peninsula Gaming LLC
0.043%, 11/20/2017	739,830	740,622
Wendy’s International, Inc.
0.033%, 05/15/2019	498,750	496,880

		3,513,184
Consumer Staples - 4.1%
Dunkin’ Brands, Inc.
0.038%, 02/11/2020	9,325,610	9,292,971
HJ Heinz Company
0.035%, 06/05/2020	4,663,313	4,676,137
Pinnacle Foods Finance LLC,
TBD 04/29/2020 (T)	475,000	471,339

		14,440,447
Energy - 0.1%
Terra-Gen Finance Company LLC
0.065%, 06/22/2017	192,429	191,948
Financials - 0.2%
Pinnacle Foods Finance LLC
0.033%, 04/29/2020	598,249	592,715
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
0.040%, 11/01/2019	198,500	198,996
HCA, Inc.
0.030%, 03/31/2017	125,000	124,710

		323,706

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services - 2.5%
Crown Castle Operating Company
0.033%, 01/31/2019	$2,783,407	$2,755,573
Intelsat Jackson Holdings SA
0.043%, 04/02/2018	3,721,875	3,726,527
SBA Senior Finance
0.038%, 06/30/2018	72,212	72,166
Telesat Canada
0.035%, 03/28/2019	704,352	700,390
0.044%, 03/28/2017	144,375	139,112
0.046%, 03/28/2019	497,500	480,269
UPC Broadband Holding BV
0.033%, 06/30/2021	1,100,000	1,092,438

		8,966,475

TOTAL TERM LOANS (Cost $28,134,258)		$28,028,475

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.6%
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
Series 4060, Class FH,
0.682%, 06/15/2042 (P)	$846,064	$844,668
Series 4062, Class AF,
0.682%, 06/15/2042 (P)	575,945	574,713
Series 4074, Class FK,
0.562%, 07/15/2042 (P)	595,205	594,082
Series 4077, Class FD,
0.682%, 07/15/2042 (P)	315,978	315,320
Series 4080, Class FA,
0.682%, 07/15/2042 (P)	316,141	315,454
Series 4086, Class FT,
0.682%, 07/15/2042 (P)	464,095	463,093
Series 4089, Class FD,
0.682%, 08/15/2042 (P)	208,051	207,599
Series 4091, Class TF,
0.632%, 08/15/2042 (P)	252,614	254,149
Series 4097, Class FA,
0.632%, 08/15/2042 (P)	974,473	970,828
Federal National Mortgage Association
Series 2012-103, Class CF,
0.629%, 09/25/2042 (P)	933,997	930,514
Series 2012-113, Class FC,
0.579%, 10/25/2042 (P)	1,297,418	1,290,318
Series 2012-113, Class FM,
0.579%, 10/25/2042 (P)	915,935	913,278
Series 2012-113, Class GF,
0.579%, 10/25/2042 (P)	416,553	414,322
Series 2012-114, Class DF,
0.579%, 08/25/2039 (P)	924,022	922,982
Series 2012-86, Class CF,
0.579%, 04/25/2039 (P)	479,894	479,366
Series 2012-86, Class FC,
0.629%, 08/25/2042 (P)	479,628	477,833
Series 2012-87, Class FK,
0.679%, 08/25/2042 (P)	461,679	460,668
Series 2012-93, Class FG,
0.579%, 09/25/2042 (P)	491,939	489,262
Series 2012-93, Class FK,
0.629%, 09/25/2042 (P)	542,701	540,645
Series 2012-99, Class FA,
0.629%, 09/25/2042 (P)	143,197	142,647
Series 2012-99, Class FB,
0.559%, 09/25/2042 (P)	145,793	145,514

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-99, Class FQ,
0.629%, 09/25/2042 (P)	$852,935	$854,833

		12,602,088

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,662,717)		$12,602,088

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.882%, 06/15/2017 (P)	1,540,000	1,547,953
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	390,000	390,412
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	380,000	380,181

TOTAL ASSET BACKED SECURITIES (Cost $2,309,977)		$2,318,546

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	145,275	1,453,943

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,453,852)		$1,453,943

SHORT-TERM INVESTMENTS - 8.1%
Money Market Funds - 8.0%
T. Rowe Price Reserve Investment
Fund, 0.0316% (Y)	$27,930,808	$27,930,808
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $474,588 on 10/01/2013,
collateralized by $115,000 Federal National
Mortgage Association, 2.080% due
11/02/2022 (valued at $105,872, including
interest) and $385,000 U.S. Treasury Note,
1.375% due 12/31/2018 (valued at
$384,519, including interest)	474,588	474,588

TOTAL SHORT-TERM INVESTMENTS (Cost $28,405,396)		$28,405,396

Total Investments (Capital Appreciation Value Trust)
(Cost $308,475,776) - 100.9%		$353,588,582
Other assets and liabilities, net - (0.9%)		(3,305,723)

TOTAL NET ASSETS - 100.0%		$350,282,859

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 66.8%
Consumer Discretionary - 11.4%
Auto Components - 0.6%
Continental AG	1,986	$336,609
Dana Holding Corp.	7,752	177,056
Exedy Corp.	1,200	29,565

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Stanley Electric Company, Ltd.	4,100	$87,431
Tenneco, Inc. (I)	3,075	155,288
Toyota Industries Corp.	6,100	264,195
Xingda International Holdings, Ltd.	419,000	199,672

		1,249,816
Automobiles - 0.5%
Dongfeng Motor Group Company, Ltd.,
H Shares	140,000	213,189
General Motors Company (I)	5,200	187,044
Isuzu Motors, Ltd.	38,000	251,913
Nissan Motor Company, Ltd.	21,600	217,474

		869,620
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	74,490	445,670
H&R Block, Inc.	4,600	122,636
New Oriental Education & Technology
Group, ADR	7,650	190,485
Service Corp. International	26,700	497,154

		1,255,945
Hotels, Restaurants & Leisure - 1.5%
Accor SA	6,269	260,770
AFC Enterprises, Inc. (I)	2,004	87,354
Bloomin’ Brands, Inc. (I)	7,210	170,228
Buffalo Wild Wings, Inc. (I)	1,030	114,557
Chipotle Mexican Grill, Inc. (I)	1,370	587,319
Domino’s Pizza, Inc.	1,100	74,745
Galaxy Entertainment Group, Ltd. (I)	35,500	249,657
Home Inns & Hotels
Management, Inc., ADR (I)(L)	7,400	245,680
Life Time Fitness, Inc. (I)(L)	2,534	130,425
OPAP SA	18,414	205,845
Sands China, Ltd.	50,000	310,036
Starbucks Corp.	4,840	372,535

		2,809,151
Household Durables - 0.9%
De’Longhi SpA	6,652	101,780
Harman International Industries, Inc.	6,500	430,495
iRobot Corp. (I)	2,160	81,367
Jarden Corp. (I)	5,100	246,840
PDG Realty SA Empreendimentos
e Participacoes (I)	213,500	236,976
Persimmon PLC (I)	16,644	292,621
Sony Corp.	9,100	194,986
Standard Pacific Corp. (I)	11,439	90,482
Taylor Morrison Home Corp., Class A (I)	6,153	139,365

		1,814,912
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (I)	2,030	634,659
HomeAway, Inc. (I)(L)	3,636	101,808
HSN, Inc.	2,793	149,761
Hyundai Home Shopping Network Corp.	2,683	394,587
Netflix, Inc. (I)	950	293,750
priceline.com, Inc. (I)	560	566,132
Rakuten, Inc.	25,000	379,888
TripAdvisor, Inc. (I)	1,400	106,176

		2,626,761
Leisure Equipment & Products - 0.2%
Mattel, Inc.	1,850	77,441

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Polaris Industries, Inc.	2,190	$282,904

		360,345
Media - 0.9%
AirMedia Group, Inc., ADR (I)	30,600	53,856
DIRECTV (I)	6,710	400,923
DreamWorks Animation
SKG, Inc., Class A (I)(L)	5,165	146,996
Gannett Company, Inc.	7,330	196,371
IMAX Corp. (I)	5,634	170,372
Scripps Networks Interactive, Inc., Class A	5,120	399,923
Wolters Kluwer NV	16,332	420,541

		1,788,982
Multiline Retail - 1.2%
Dillard’s, Inc., Class A	1,050	82,215
Golden Eagle Retail Group, Ltd.	172,000	268,189
Intime Retail Group Company, Ltd.	314,000	343,996
J Front Retailing Company, Ltd.	19,500	158,479
Macy’s, Inc.	4,090	176,974
Maoye International Holdings, Ltd.	899,000	168,277
Marks & Spencer Group PLC	48,705	391,672
Nordstrom, Inc.	5,680	319,216
Target Corp.	5,700	364,686
Tuesday Morning Corp. (I)	3,500	53,445

		2,327,149
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5,650	467,142
AutoZone, Inc. (I)	430	181,774
Cabela’s, Inc. (I)(L)	2,940	185,308
DSW, Inc., Class A	7,970	680,000
Five Below, Inc. (I)	2,108	92,225
Francesca’s Holdings Corp. (I)(L)	2,161	40,281
GameStop Corp., Class A	2,290	113,699
K’s Holding Corp.	1,100	30,131
Lowe’s Companies, Inc.	11,175	532,042
Lumber Liquidators Holdings, Inc. (I)	747	79,668
O’Reilly Automotive, Inc. (I)	1,480	188,833
Pier 1 Imports, Inc.	7,901	154,228
Rent-A-Center, Inc. (L)	13,100	499,110
Restoration Hardware Holdings, Inc. (I)	2,440	154,574
The Gap, Inc.	20,920	842,658
TJX Companies, Inc.	6,660	375,557
Urban Outfitters, Inc. (I)	3,840	141,197

		4,758,427
Textiles, Apparel & Luxury Goods - 1.0%
China Dongxiang Group Company	826,000	128,496
Coach, Inc.	5,780	315,183
Fifth & Pacific Companies, Inc. (I)	10,200	256,326
Fossil Group, Inc. (I)	1,530	177,847
Hanesbrands, Inc.	1,400	87,234
Michael Kors Holdings, Ltd. (I)	3,830	285,412
Samsonite International SA	167,250	466,419
Skechers U.S.A., Inc., Class A (I)	4,606	143,293
Steven Madden, Ltd. (I)	1,930	103,892

		1,964,102

		21,825,210
Consumer Staples - 3.9%
Beverages - 0.8%
C&C Group PLC (L)	24,652	133,425
C&C Group PLC (London Exchange)	53,153	290,175

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Enterprises, Inc.	3,000	$120,630
Companhia de Bebidas das Americas, ADR	9,070	347,835
Constellation Brands, Inc., Class A (I)	4,400	252,560
LT Group, Inc.	326,600	135,152
Monster Beverage Corp. (I)	2,560	133,760
PepsiCo, Inc.	820	65,190
The Coca-Cola Company	1,460	55,305

		1,534,032
Food & Staples Retailing - 1.5%
Alimentation Couche Tard, Inc.	2,400	149,632
Casey’s General Stores, Inc.	1,890	138,915
CVS Caremark Corp.	13,060	741,155
Seven & I Holdings Company, Ltd.	9,500	347,975
The Fresh Market, Inc. (I)(L)	7,000	331,170
The Kroger Company	12,530	505,460
Wal-Mart Stores, Inc.	5,210	385,332
Walgreen Company	5,045	271,421

		2,871,060
Food Products - 0.8%
Archer-Daniels-Midland Company	13,400	493,656
Ingredion, Inc.	870	57,568
Mead Johnson Nutrition Company	3,540	262,880
Pilgrim’s Pride Corp. (I)	4,300	72,197
The J.M. Smucker Company	800	84,032
Tyson Foods, Inc., Class A	12,810	362,267
WhiteWave Foods Company, Class A (I)(L)	8,084	161,437

		1,494,037
Household Products - 0.4%
Energizer Holdings, Inc.	720	65,628
Kimberly-Clark Corp.	2,400	226,128
Spectrum Brands Holdings, Inc.	2,258	148,667
The Procter & Gamble Company	3,540	267,589

		708,012
Personal Products - 0.1%
Elizabeth Arden, Inc. (I)	2,250	83,070
Nu Skin Enterprises, Inc., Class A	890	85,209

		168,279
Tobacco - 0.3%
Altria Group, Inc.	1,730	59,426
Japan Tobacco, Inc.	7,300	263,588
Lorillard, Inc.	4,120	184,494
Philip Morris International, Inc.	1,740	150,667

		658,175

		7,433,595
Energy - 4.3%
Energy Equipment & Services - 0.7%
Halliburton Company	8,380	403,497
Helmerich & Payne, Inc. (L)	10,940	754,313
Oceaneering International, Inc.	1,790	145,420
Painted Pony Petroleum, Ltd. (I)	4,000	31,377
Trican Well Service, Ltd.	7,940	107,994

		1,442,601
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	3,010	279,900
Cabot Oil & Gas Corp.	5,600	208,992
Canadian Natural Resources, Ltd.	7,100	223,122
Chevron Corp.	8,980	1,091,045
Cobalt International Energy, Inc. (I)	6,000	149,160

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	9,590	$666,601
Devon Energy Corp.	4,370	252,411
Diamondback Energy, Inc. (I)	2,388	101,824
Exxon Mobil Corp.	10,235	880,619
Hess Corp.	4,620	357,311
Inpex Corp.	11,600	137,124
JX Holdings, Inc.	18,100	94,132
Marathon Petroleum Corp.	2,800	180,096
Murphy Oil Corp.	6,320	381,222
Occidental Petroleum Corp.	1,800	168,372
Painted Pony Petroleum, Ltd., Class A (I)	5,090	39,927
PDC Energy, Inc. (I)	1,650	98,241
Phillips 66	3,110	179,820
Pioneer Natural Resources Company	1,330	251,104
Range Resources Corp.	3,535	268,271
Rex Energy Corp. (I)	5,080	113,284
Rosetta Resources, Inc. (I)	2,210	120,357
SemGroup Corp., Class A	1,513	86,271
Southwestern Energy Company (I)	9,700	352,886
Valero Energy Corp.	4,600	157,090

		6,839,182

		8,281,783
Financials - 9.7%
Capital Markets - 1.6%
Daiwa Securities Group, Inc.	15,000	135,348
EFG International AG (I)	31,439	439,208
Financial Engines, Inc. (L)	2,980	177,131
Julius Baer Group, Ltd.	5,151	240,454
LPL Financial Holdings, Inc.	7,950	304,565
Morgan Stanley	1,800	48,510
Schroders PLC	5,096	212,532
State Street Corp.	3,400	223,550
The Goldman Sachs Group, Inc.	3,120	493,615
UBS AG (I)	28,400	581,011
Virtus Investment Partners, Inc. (I)	414	67,333
WisdomTree Investments, Inc. (I)	6,702	77,810

		3,001,067
Commercial Banks - 2.3%
Alpha Bank AE (I)	99,155	76,323
Banco Bilbao Vizcaya Argentaria SA	16,669	187,268
Bank of Ireland (I)	183,305	52,547
Bank of Ireland (London Exchange) (I)	520,798	148,039
Credit Agricole SA (I)	20,828	229,840
Fifth Third Bancorp	24,100	434,764
Hana Financial Group, Inc.	5,420	185,310
Huntington Bancshares, Inc.	6,700	55,342
KeyCorp	24,600	280,440
Mitsubishi UFJ Financial Group	103,900	666,503
Mizuho Financial Group, Inc.	127,100	276,654
Piraeus Bank SA (I)	42,318	71,623
PNC Financial Services Group, Inc.	9,370	678,857
Royal Bank of Scotland Group PLC (I)	31,977	185,895
Societe Generale SA	4,641	231,457
The Bank of Yokohama, Ltd.	27,000	154,606
Wells Fargo & Company	12,490	516,087

		4,431,555
Consumer Finance - 0.1%
SLM Corp.	9,470	235,803
Diversified Financial Services - 1.7%
Bank of America Corp.	9,760	134,688

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Berkshire Hathaway, Inc., Class B (I)	2,120	$240,641
Citigroup, Inc.	19,960	968,260
Japan Exchange Group, Inc.	15,900	353,602
JPMorgan Chase & Company	25,580	1,322,230
Mitsubishi UFJ Lease &
Finance Company, Ltd.	36,300	192,867
ORIX Corp.	4,700	76,923

		3,289,211
Insurance - 2.7%
American International Group, Inc.	27,540	1,339,270
Assurant, Inc.	3,010	162,841
China Pacific Insurance Group Company, Ltd.,
H Shares	22,600	80,634
Delta Lloyd NV	4,046	85,956
Direct Line Insurance Group PLC	28,972	99,998
Everest Re Group, Ltd.	960	139,594
Hartford Financial Services Group, Inc.	1,570	48,858
Lincoln National Corp.	4,530	190,215
MetLife, Inc.	8,690	407,996
MS&AD Insurance Group Holdings	9,800	256,809
Prudential Financial, Inc.	3,760	293,205
T&D Holdings, Inc.	39,100	485,781
The Allstate Corp.	6,000	303,300
The Progressive Corp.	16,600	452,018
Tokio Marine Holdings, Inc.	14,500	475,677
XL Group PLC	10,850	334,397

		5,156,549
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	6,510	146,931
Annaly Capital Management, Inc.	17,230	199,523
Hospitality Properties Trust	4,300	121,690
Kimco Realty Corp.	18,700	377,366
MFA Financial, Inc.	21,130	157,419

		1,002,929
Real Estate Management & Development - 0.5%
Hulic Company, Ltd. (I)	23,800	358,162
Mitsui Fudosan Company, Ltd.	13,400	452,910
Realogy Holdings Corp. (I)	4,030	173,371

		984,443
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (I)	7,290	406,563

		18,508,120
Health Care - 13.6%
Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (I)	900	104,544
Algeta ASA (I)	4,984	192,503
Alkermes PLC (I)	10,100	339,562
Alnylam Pharmaceuticals, Inc. (I)	700	44,807
Amgen, Inc.	8,895	995,706
Biogen Idec, Inc. (I)	4,020	967,855
BioMarin Pharmaceutical, Inc. (I)	1,400	101,108
Celgene Corp. (I)	7,240	1,114,453
Cubist Pharmaceuticals, Inc. (I)	13,808	877,498
Exelixis, Inc. (I)(L)	9,860	57,385
Gilead Sciences, Inc. (I)	18,320	1,151,229
Hyperion Therapeutics, Inc. (I)(L)	2,381	62,216
Immunogen, Inc. (I)(L)	4,110	69,952
Incyte Corp. (I)	8,900	339,535
Ironwood Pharmaceuticals, Inc. (I)(L)	4,635	54,925
Isis Pharmaceuticals, Inc. (I)(L)	3,500	131,390

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Medivation, Inc. (I)	6,420	$384,815
NPS Pharmaceuticals, Inc. (I)(L)	5,406	171,965
Pharmacyclics, Inc. (I)	6,440	891,425
Regeneron Pharmaceuticals, Inc. (I)	5,490	1,717,656
Seattle Genetics, Inc. (I)(L)	13,241	580,353
TESARO, Inc. (I)	1,294	50,130
Theravance, Inc. (I)(L)	4,500	184,005
United Therapeutics Corp. (I)(L)	900	70,965
Vertex Pharmaceuticals, Inc. (I)	5,700	432,174

		11,088,156
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	17,220	571,532
Boston Scientific Corp. (I)	43,880	515,151
CareFusion Corp. (I)	2,100	77,490
DexCom, Inc. (I)	4,609	130,112
HeartWare International, Inc. (I)	1,306	95,612
Insulet Corp. (I)(L)	3,483	126,224
Mindray Medical International, Ltd., ADR (L)	4,950	192,506
Olympus Corp. (I)	6,700	203,931

		1,912,558
Health Care Providers & Services - 1.2%
Acadia Healthcare Company, Inc. (I)	2,928	115,451
Aetna, Inc.	3,200	204,864
Cigna Corp.	6,170	474,226
Envision Healthcare Holdings, Inc. (I)	4,400	114,532
HCA Holdings, Inc.	8,800	376,200
McKesson Corp.	1,250	160,375
Team Health Holdings, Inc. (I)	2,944	111,695
UnitedHealth Group, Inc.	960	68,746
Universal Health Services, Inc., Class B	6,900	517,431
WellCare Health Plans, Inc. (I)	1,835	127,973
WellPoint, Inc.	1,870	156,351

		2,427,844
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	1,968	170,153
Illumina, Inc. (I)	4,450	359,694

		529,847
Pharmaceuticals - 5.3%
AbbVie, Inc.	2,900	129,717
Actavis, Inc. (I)	1,950	280,800
AstraZeneca PLC	10,362	538,521
Bristol-Myers Squibb Company	13,480	623,854
Daiichi Sankyo Company, Ltd.	27,400	497,147
Eisai Company, Ltd.	6,200	252,528
Eli Lilly & Company	30,620	1,541,105
Forest Laboratories, Inc. (I)	4,800	205,392
Hisamitsu Pharmaceutical Company, Inc.	2,500	139,765
Jazz Pharmaceuticals PLC (I)	13,470	1,238,836
Johnson & Johnson	13,510	1,171,182
Merck & Company, Inc.	26,910	1,281,185
Mylan, Inc. (I)	20,460	780,958
Pacira Pharmaceuticals, Inc. (I)	1,640	78,868
Pfizer, Inc.	10,540	302,603
Salix Pharmaceuticals, Ltd. (I)	2,040	136,435
Shionogi & Company, Ltd.	11,800	248,659
The Medicines Company (I)	2,760	92,515
UCB SA	6,331	385,406
ViroPharma, Inc. (I)	4,050	159,165

		10,084,641

		26,043,046

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 7.7%
Aerospace & Defense - 2.4%
BAE Systems PLC	82,161	$604,168
DigitalGlobe, Inc. (I)	4,460	141,025
General Dynamics Corp.	5,750	503,240
L-3 Communications Holdings, Inc.	2,200	207,900
Lockheed Martin Corp.	1,470	187,499
Moog, Inc., Class A (I)	2,775	162,809
QinetiQ Group PLC	102,177	317,168
Raytheon Company	6,490	500,184
Rolls-Royce Holdings PLC (I)	19,275	347,370
Safran SA	9,214	567,786
Teledyne Technologies, Inc. (I)	1,510	128,244
Thales SA	5,774	317,351
The Boeing Company	4,640	545,200

		4,529,944
Air Freight & Logistics - 0.1%
FedEx Corp.	2,360	269,300
Airlines - 0.4%
Delta Air Lines, Inc.	3,500	82,565
Southwest Airlines Company	29,550	430,248
Spirit Airlines, Inc. (I)	5,131	175,839

		688,652
Building Products - 1.1%
Apogee Enterprises, Inc.	3,782	112,250
Armstrong World Industries, Inc. (I)	3,795	208,573
China Lesso Group Holdings, Ltd.	146,000	90,502
Cie de Saint-Gobain	13,105	649,260
Daikin Industries, Ltd.	1,700	90,364
Masco Corp.	30,250	643,720
Owens Corning, Inc. (I)	5,384	204,484

		1,999,153
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. (I)(L)	30,200	200,528
Pitney Bowes, Inc. (L)	2,900	52,751

		253,279
Construction & Engineering - 0.4%
Fluor Corp.	4,690	332,802
Vinci SA	8,651	503,048

		835,850
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,200	110,424
Generac Holdings, Inc.	2,647	112,868
Hubbell, Inc., Class B	2,940	307,936
Mitsubishi Electric Corp.	36,000	380,003
Polypore International, Inc. (I)(L)	1,900	77,843
Rockwell Automation, Inc.	4,290	458,773

		1,447,847
Industrial Conglomerates - 0.5%
Danaher Corp.	1,130	78,332
General Electric Company	20,860	498,345
Rheinmetall AG	2,203	126,682
Shanghai Industrial Holdings, Ltd.	75,000	248,281

		951,640
Machinery - 1.0%
Altra Holdings, Inc.	6,372	171,471
Briggs & Stratton Corp. (L)	6,425	129,271
Cummins, Inc.	1,050	139,514
Dover Corp.	1,900	170,677

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	1,350	$84,227
Makita Corp.	2,450	142,548
SMC Corp.	1,020	243,488
Vallourec SA	4,936	295,838
Valmont Industries, Inc. (L)	650	90,292
WABCO Holdings, Inc. (I)	4,050	341,253

		1,808,579
Professional Services - 0.4%
On Assignment, Inc. (I)	3,432	113,256
Robert Half International, Inc.	4,400	171,732
The Dun & Bradstreet Corp. (L)	1,500	155,775
TrueBlue, Inc. (I)	6,417	154,072
WageWorks, Inc. (I)	3,975	200,539

		795,374
Road & Rail - 0.2%
Avis Budget Group, Inc. (I)	3,869	111,543
Con-way, Inc.	3,673	158,270
Old Dominion Freight Line, Inc. (I)	3,395	156,136

		425,949
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	3,123	160,835
HD Supply Holdings, Inc. (I)	6,300	138,411
WESCO International, Inc. (I)(L)	2,136	163,468

		462,714
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	28,359	258,515

		14,726,796
Information Technology - 11.7%
Communications Equipment - 0.5%
Cisco Systems, Inc.	12,840	300,713
F5 Networks, Inc. (I)	540	46,310
Harris Corp.	1,180	69,974
Juniper Networks, Inc. (I)	15,660	311,008
QUALCOMM, Inc.	3,490	235,086

		963,091
Computers & Peripherals - 1.4%
3D Systems Corp. (I)(L)	5,310	286,687
Apple, Inc.	2,715	1,294,376
EMC Corp.	12,100	309,276
Hewlett-Packard Company	9,170	192,387
SanDisk Corp.	3,000	178,530
Seagate Technology PLC	1,200	52,488
Stratasys, Ltd. (I)	2,510	254,163
Western Digital Corp.	2,400	152,160

		2,720,067
Electronic Equipment, Instruments & Components - 0.3%
Belden, Inc.	3,125	200,156
Hirose Electric Company, Ltd.	550	84,713
Rogers Corp. (I)	2,097	124,730
WPG Holdings Company, Ltd.	151,000	177,804

		587,403
Internet Software & Services - 2.9%
Angie’s List, Inc. (I)(L)	8,455	190,238
Bankrate, Inc. (I)	8,532	175,503
Constant Contact, Inc. (I)	3,209	76,021
Cornerstone OnDemand, Inc. (I)	1,650	84,876
CoStar Group, Inc. (I)	1,131	189,895
Daum Communications Corp. (I)	4,195	361,722

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dealertrack Technologies, Inc. (I)	3,559	$152,468
Demandware, Inc. (I)	1,290	59,766
Facebook, Inc., Class A (I)	5,000	251,200
Google, Inc., Class A (I)	995	871,530
IAC/InterActiveCorp	3,655	199,819
LinkedIn Corp., Class A (I)	3,000	738,180
Marketo, Inc. (I)	1,945	62,007
MercadoLibre, Inc.	2,050	276,566
OpenTable, Inc. (I)	600	41,988
Pandora Media, Inc. (I)(L)	4,611	115,874
Shutterstock, Inc. (I)(L)	2,273	165,293
Stamps.com, Inc. (I)	2,767	127,088
Trulia, Inc. (I)(L)	4,038	189,907
United Internet AG	5,232	198,267
Web.com Group, Inc. (I)(L)	9,460	305,936
Yahoo!, Inc. (I)	9,960	330,274
Youku.com, Inc., ADR (I)(L)	10,800	295,920

		5,460,338
IT Services - 2.1%
Accenture PLC, Class A	1,810	133,288
Acxiom Corp. (I)	3,256	92,438
Cap Gemini SA	8,101	482,152
Computer Sciences Corp.	3,480	180,055
Heartland Payment Systems, Inc. (L)	4,359	173,139
IBM Corp.	5,120	948,122
Jack Henry & Associates, Inc.	1,370	70,706
Mastercard, Inc., Class A	910	612,230
MAXIMUS, Inc.	2,401	108,141
NeuStar, Inc., Class A (I)	3,400	168,232
Nomura Research Institute, Ltd.	5,900	205,519
Otsuka Corp.	1,400	178,914
ServiceSource International, Inc. (I)	8,479	102,426
The Western Union Company (L)	8,350	155,811
Virtusa Corp. (I)	3,300	95,898
WEX, Inc. (I)	1,579	138,557
WNS Holdings, Ltd., ADR (I)	6,585	139,734

		3,985,362
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	28,661	656,910
Lattice Semiconductor Corp. (I)	26,195	116,830
Micron Technology, Inc. (I)	4,900	85,603
NVIDIA Corp.	14,220	221,263
SunEdison, Inc. (I)	18,779	149,669
Ultratech, Inc. (I)	2,693	81,598
Veeco Instruments, Inc. (I)	4,805	178,890
Wolfson Microelectronics PLC (I)	43,987	121,758

		1,612,521
Software - 3.7%
Activision Blizzard, Inc.	31,350	522,605
Adobe Systems, Inc. (I)	5,950	309,043
Autodesk, Inc. (I)	5,905	243,109
CA, Inc.	3,300	97,911
Cadence Design Systems, Inc. (I)(L)	15,302	206,577
Comverse, Inc. (I)	19,670	628,457
Concur Technologies, Inc. (I)(L)	1,330	146,965
Electronic Arts, Inc. (I)	10,555	269,680
FleetMatics Group PLC (I)	5,868	220,343
Forgame Holdings, Ltd. (I)	500	3,288
Imperva, Inc. (I)	1,266	53,197
Informatica Corp. (I)	8,820	343,715
Microsoft Corp.	35,270	1,174,844

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
NetSuite, Inc. (I)	2,200	$237,468
Oracle Corp.	22,360	741,681
PTC, Inc. (I)	4,380	124,523
Red Hat, Inc. (I)	1,500	69,210
ServiceNow, Inc. (I)	9,995	519,240
Splunk, Inc. (I)	1,160	69,646
Symantec Corp.	8,020	198,495
TiVo, Inc. (I)	7,400	92,056
Tyler Technologies, Inc. (I)	971	84,933
Verint Systems, Inc. (I)	17,656	654,331

		7,011,317

		22,340,099
Materials - 2.0%
Chemicals - 0.7%
Akzo Nobel NV	4,481	294,570
Asahi Kasei Corp.	11,300	85,383
CF Industries Holdings, Inc.	940	198,180
Huabao International Holdings, Ltd.	609,000	256,289
LyondellBasell Industries NV, Class A	4,410	322,944
Methanex Corp.	2,326	119,254
PPG Industries, Inc.	310	51,789
Westlake Chemical Corp.	860	90,008

		1,418,417
Construction Materials - 0.4%
BBMG Corp., H Shares	133,500	89,641
CRH PLC	21,319	510,385
Headwaters, Inc. (I)	10,105	90,844

		690,870
Containers & Packaging - 0.6%
Avery Dennison Corp.	1,500	65,280
Crown Holdings, Inc. (I)	5,450	230,426
MeadWestvaco Corp.	5,600	214,928
Sealed Air Corp.	8,160	221,870
Smurfit Kappa Group PLC	17,749	405,223

		1,137,727
Metals & Mining - 0.1%
Alcoa, Inc.	8,600	69,832
Allied Nevada Gold Corp. (I)(L)	10,500	43,890
AuRico Gold, Inc. (L)	3,600	13,716

		127,438
Paper & Forest Products - 0.2%
International Paper Company	4,410	197,568
KapStone Paper and Packaging Corp. (I)	5,528	236,598

		434,166

		3,808,618
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	6,160	208,331
CenturyLink, Inc.	3,300	103,554
Hellenic
Telecommunications Organization SA (I)	30,467	317,640
Level 3 Communications, Inc. (I)	6,600	176,154
Nippon Telegraph & Telephone Corp.	6,400	332,190
Verizon Communications, Inc.	17,200	802,552

		1,940,421

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
KDDI Corp.	6,300	$324,284

		2,264,705
Utilities - 1.3%
Electric Utilities - 0.6%
Entergy Corp.	6,910	436,643
Exelon Corp.	2,440	72,322
Pinnacle West Capital Corp.	7,930	434,088
Westar Energy, Inc.	2,260	69,269
Xcel Energy, Inc.	7,750	213,978

		1,226,300
Gas Utilities - 0.1%
Snam SpA	31,020	157,202
Independent Power Producers & Energy Traders - 0.2%
NTPC, Ltd.	97,324	229,727
AES Corp.	5,500	73,095

		302,822
Multi-Utilities - 0.3%
Ameren Corp.	6,280	218,795
Public Service Enterprise Group, Inc.	10,900	358,937

		577,732
Water Utilities - 0.1%
Guangdong Investment, Ltd.	234,000	201,007

		2,465,063

TOTAL COMMON STOCKS (Cost $109,582,092)		$127,697,035

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Mobileye (R)	2,289	79,886
Financials - 0.1%
Citigroup Capital XIII (7.875% to 10/30/2015,
then 3 month LIBOR + 6.370%)	5,000	137,350

TOTAL PREFERRED SECURITIES (Cost $219,886)		$217,236

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.5%
U.S. Government - 10.4%
U.S. Treasury Bonds
2.750%, 11/15/2042	$220,000	$182,050
3.000%, 05/15/2042	125,000	109,492
3.125%, 11/15/2041	950,000	856,188
3.625%, 08/15/2043	330,000	326,133
3.875%, 08/15/2040	100,000	104,156
4.250%, 05/15/2039	400,000	444,000
4.375%, 02/15/2038 to 05/15/2041	288,500	326,044
4.625%, 02/15/2040	500,000	587,735
4.750%, 02/15/2041	674,400	807,804
6.250%, 08/15/2023	100,000	132,406
U.S. Treasury Notes
0.250%, 06/30/2014 to 07/31/2015	1,995,000	1,995,382
0.375%, 08/31/2015	825,000	826,031
0.625%, 07/15/2014 to 08/15/2016	2,100,000	2,104,019
0.750%, 12/15/2013 (D)	1,850,000	1,852,673
0.875%, 09/15/2016 to 04/30/2017	3,970,000	3,976,132
1.500%, 08/31/2018	1,000,000	1,006,875
1.750%, 07/31/2015	1,405,000	1,442,210
2.000%, 04/30/2016	840,000	872,616
4.000%, 02/15/2015	975,000	1,025,654

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.250%, 11/15/2014	$800,000	$836,718

		19,814,318
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	28,228	30,055
Federal National Mortgage Association
2.500%, 12/01/2099	300,000	279,047
3.500%, 10/01/2042	1,200,000	1,222,500
4.520%, 04/01/2020	286,803	318,206
4.680%, 02/01/2020	287,060	320,423

		2,170,231

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $22,044,786)		$21,984,549

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Brazil - 0.1%
Federative Republic of Brazil
10.000%, 01/01/2021	425,000	182,237
Mexico - 0.0%
Government of Mexico
4.750%, 03/08/2044	74,000	66,970

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $287,142)		$249,207

CORPORATE BONDS - 12.2%
Consumer Discretionary - 1.5%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	16,660
AutoZone, Inc.
4.000%, 11/15/2020	135,000	138,003
CBS Corp.
5.750%, 04/15/2020	90,000	100,554
8.875%, 05/15/2019	50,000	63,931
CCO Holdings LLC
5.750%, 09/01/2023 (S)	10,000	9,475
6.500%, 04/30/2021	15,000	15,300
6.625%, 01/31/2022	25,000	25,375
7.375%, 06/01/2020	40,000	43,200
Choice Hotels International, Inc.
5.750%, 07/01/2022	10,000	10,350
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	68,105
Comcast Corp.
6.450%, 03/15/2037	150,000	179,064
COX Communications, Inc.
2.950%, 06/30/2023 (S)	65,000	56,130
8.375%, 03/01/2039 (S)	130,000	154,184
DIRECTV Holdings LLC
3.800%, 03/15/2022	110,000	102,708
4.600%, 02/15/2021	50,000	50,178
DISH DBS Corp.
5.875%, 07/15/2022	35,000	34,475
6.750%, 06/01/2021	35,000	36,794
7.875%, 09/01/2019	16,000	18,240
Ford Motor Credit Company LLC
5.875%, 08/02/2021	200,000	222,403
6.625%, 08/15/2017	125,000	144,063

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Gannett Company, Inc.
5.125%, 07/15/2020 (S)	$35,000	$34,300
Historic TW, Inc.
6.625%, 05/15/2029	100,000	113,799
Home Depot, Inc.
5.875%, 12/16/2036	80,000	91,304
L Brands, Inc.
5.625%, 02/15/2022	40,000	41,000
7.000%, 05/01/2020	10,000	11,050
Lamar Media Corp.
5.875%, 02/01/2022	5,000	5,000
Liberty Interactive LLC
8.250%, 02/01/2030	50,000	52,500
NBCUniversal Media LLC
6.400%, 04/30/2040	40,000	47,304
Netflix, Inc.
5.375%, 02/01/2021 (S)	25,000	24,813
News America, Inc.
6.150%, 02/15/2041	45,000	49,566
7.280%, 06/30/2028	140,000	165,529
7.850%, 03/01/2039	50,000	62,884
PVH Corp.
7.375%, 05/15/2020	20,000	21,800
Sally Holdings LLC
5.750%, 06/01/2022	10,000	10,025
Service Corp. International
5.375%, 01/15/2022 (S)	5,000	4,769
Sotheby’s
5.250%, 10/01/2022 (S)	10,000	9,475
Tenneco, Inc.
6.875%, 12/15/2020	20,000	21,700
The William Carter Company
5.250%, 08/15/2021 (S)	10,000	10,000
Time Warner Cable, Inc.
5.000%, 02/01/2020	90,000	91,154
5.875%, 11/15/2040	120,000	102,117
Time Warner, Inc.
7.625%, 04/15/2031	200,000	248,903
Valassis Communications, Inc.
6.625%, 02/01/2021	35,000	34,563
Viacom, Inc.
4.375%, 03/15/2043	96,000	77,679
5.625%, 09/15/2019	50,000	56,710
Videotron, Ltd.
5.000%, 07/15/2022	21,000	19,950
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	39,288

		2,936,374
Consumer Staples - 0.9%
Altria Group, Inc.
2.850%, 08/09/2022	75,000	68,718
9.700%, 11/10/2018	68,000	89,916
10.200%, 02/06/2039	25,000	38,121
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	50,000	73,546
Avon Products, Inc.
5.000%, 03/15/2023	5,000	5,033
Cargill, Inc.
4.307%, 05/14/2021 (S)	100,000	105,955
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	173,781
Constellation Brands, Inc.
4.250%, 05/01/2023	5,000	4,588

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Constellation Brands, Inc. (continued)
7.250%, 05/15/2017	$45,000	$51,525
CVS Caremark Corp.
2.750%, 12/01/2022	110,000	101,682
6.250%, 06/01/2027	65,000	77,379
Heineken NV
2.750%, 04/01/2023 (S)	25,000	22,846
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	225,000	212,148
Lorillard Tobacco Company
8.125%, 06/23/2019	21,000	25,468
Molson Coors Brewing Company
3.500%, 05/01/2022	25,000	24,850
Mondelez International, Inc.
6.875%, 01/26/2039	90,000	109,148
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	145,151
SABMiller Holdings, Inc.
2.200%, 08/01/2018 (S)	200,000	199,500
The Kroger Company
3.850%, 08/01/2023	25,000	24,633
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	80,000	74,002
6.200%, 04/15/2038	125,000	149,806

		1,777,796
Energy - 1.4%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	150,000	172,244
BP Capital Markets PLC
3.994%, 09/26/2023	75,000	75,814
Cenovus Energy, Inc.
5.200%, 09/15/2043	250,000	247,239
ConocoPhillips
5.900%, 05/15/2038	245,000	287,092
CONSOL Energy, Inc.
8.000%, 04/01/2017	5,000	5,313
8.250%, 04/01/2020	10,000	10,725
Continental Resources, Inc.
5.000%, 09/15/2022	35,000	35,219
Denbury Resources, Inc.
4.625%, 07/15/2023	10,000	9,150
El Paso Corp.
6.500%, 09/15/2020	40,000	41,903
7.000%, 06/15/2017	35,000	39,041
Energy Transfer Equity LP
7.500%, 10/15/2020	45,000	48,150
Energy Transfer Partners LP
3.600%, 02/01/2023 (L)	105,000	97,848
5.950%, 10/01/2043	125,000	124,078
EP Energy LLC
6.875%, 05/01/2019	10,000	10,675
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	184,000
Harvest Operations Corp.
6.875%, 10/01/2017	30,000	32,100
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	125,000	122,710
6.850%, 02/15/2020	75,000	88,840
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	59,659
Newfield Exploration Company
5.625%, 07/01/2024	10,000	9,675
5.750%, 01/30/2022	10,000	9,975

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company (continued)
6.875%, 02/01/2020	$25,000	$26,250
Nexen, Inc.
6.200%, 07/30/2019	100,000	116,546
Petrobras Global Finance BV
3.000%, 01/15/2019	35,000	32,922
4.375%, 05/20/2023	30,000	27,455
Petrobras International Finance Company
5.375%, 01/27/2021	200,000	200,983
6.750%, 01/27/2041	26,000	25,140
Petroleos Mexicanos
5.500%, 06/27/2044	135,000	122,542
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	28,825
6.875%, 05/01/2018	25,000	29,495
Plains All American Pipeline LP
3.850%, 10/15/2023	150,000	147,628
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,250
6.750%, 08/01/2020	20,000	21,550
Transocean, Inc.
4.950%, 11/15/2015	100,000	107,289

		2,603,325
Financials - 5.1%
American Express Company
7.000%, 03/19/2018	170,000	204,854
American International Group, Inc.
2.375%, 08/24/2015	55,000	56,204
4.125%, 02/15/2024	30,000	29,984
4.875%, 06/01/2022	70,000	75,122
5.450%, 05/18/2017	100,000	111,800
Bank of America Corp.
5.000%, 05/13/2021	50,000	53,720
5.625%, 07/01/2020	115,000	128,888
5.700%, 01/24/2022	50,000	55,873
5.875%, 01/05/2021	100,000	113,371
7.625%, 06/01/2019	175,000	214,646
Barclays Bank PLC
6.050%, 12/04/2017 (S)	200,000	222,199
BNP Paribas SA
2.375%, 09/14/2017	185,000	187,532
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	80,547
7.500%, 05/15/2015	100,000	109,578
Capital One Financial Corp.
6.150%, 09/01/2016	175,000	194,931
CBRE Services, Inc.
5.000%, 03/15/2023	5,000	4,688
CIT Group, Inc.
5.250%, 03/15/2018	31,000	32,473
5.500%, 02/15/2019 (S)	25,000	26,250
Citigroup, Inc.
2.250%, 08/07/2015	25,000	25,491
3.500%, 05/15/2023	25,000	22,570
6.125%, 11/21/2017 to 08/25/2036	480,000	529,790
6.675%, 09/13/2043	30,000	32,303
6.875%, 03/05/2038	5,000	6,180
8.500%, 05/22/2019	60,000	76,652
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	26,500
Discover Financial Services
6.450%, 06/12/2017	100,000	113,635

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Duke Realty LP
3.625%, 04/15/2023	$50,000	$46,521
Equity One, Inc.
6.000%, 09/15/2017	50,000	55,854
ERP Operating LP
5.250%, 09/15/2014	100,000	104,222
General Electric Capital Corp.
4.650%, 10/17/2021	255,000	271,859
5.875%, 01/14/2038	130,000	143,485
6.750%, 03/15/2032	90,000	107,340
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month LIBOR + 4.704%)
12/15/2022 (Q)	100,000	101,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	105,000	103,479
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	30,000	34,013
HCP, Inc.
3.750%, 02/01/2019	30,000	31,074
5.650%, 12/15/2013	100,000	100,980
6.000%, 01/30/2017	35,000	39,367
Health Care REIT, Inc.
4.125%, 04/01/2019	5,000	5,267
5.250%, 01/15/2022	125,000	133,627
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	32,484
HSBC Holdings PLC
5.100%, 04/05/2021	245,000	269,968
6.800%, 06/01/2038	100,000	117,835
ING US, Inc.
5.500%, 07/15/2022	15,000	16,154
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053	20,000	18,280
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,675
5.750%, 05/15/2016	60,000	63,629
JPMorgan Chase & Company
3.375%, 05/01/2023	105,000	95,262
4.350%, 08/15/2021	160,000	165,799
5.625%, 08/16/2043	135,000	134,067
6.000%, 01/15/2018	200,000	229,707
6.400%, 05/15/2038	150,000	176,853
Kimco Realty Corp.
6.875%, 10/01/2019	100,000	120,599
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/2017	25,000	26,156
Liberty Property LP
3.375%, 06/15/2023	30,000	27,745
4.125%, 06/15/2022	25,000	24,812
Lincoln National Corp.
4.000%, 09/01/2023	100,000	99,575
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	45,000	45,307
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	144,781
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	63,258
7.750%, 05/14/2038	200,000	247,615

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	$325,000	$338,860
Morgan Stanley
3.750%, 02/25/2023	50,000	48,222
4.875%, 11/01/2022	105,000	105,097
5.500%, 07/24/2020	100,000	110,412
5.550%, 04/27/2017	100,000	110,832
6.625%, 04/01/2018	250,000	290,295
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	105,000	144,686
PNC Funding Corp.
5.625%, 02/01/2017	150,000	167,239
ProLogis LP
6.125%, 12/01/2016	100,000	113,078
Provident Funding Associates LP
6.750%, 06/15/2021 (S)	5,000	5,025
Prudential Financial, Inc.
5.100%, 08/15/2043	75,000	74,168
Realty Income Corp.
3.250%, 10/15/2022	20,000	18,425
4.650%, 08/01/2023	10,000	10,145
6.750%, 08/15/2019	100,000	117,998
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	75,000	76,615
6.125%, 12/15/2022	40,000	40,312
SLM Corp.
5.500%, 01/15/2019	15,000	14,857
6.000%, 01/25/2017	20,000	21,200
8.450%, 06/15/2018	185,000	208,588
Standard Chartered PLC
5.200%, 01/26/2024 (S)	225,000	224,914
SunTrust Banks, Inc.
3.600%, 04/15/2016	100,000	105,594
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	20,000	18,827
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	134,178
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	155,000	167,328
5.750%, 01/24/2022	150,000	166,357
6.150%, 04/01/2018	45,000	51,479
6.750%, 10/01/2037	230,000	240,008
7.500%, 02/15/2019	60,000	72,512
Ventas Realty LP
2.000%, 02/15/2018	40,000	39,202
2.700%, 04/01/2020	55,000	52,427
4.750%, 06/01/2021	75,000	79,010
Wachovia Corp.
5.750%, 06/15/2017	155,000	178,289
Wells Fargo & Company
3.450%, 02/13/2023	50,000	46,818
4.125%, 08/15/2023	50,000	48,978

		9,806,405
Health Care - 0.7%
AbbVie, Inc.
1.750%, 11/06/2017	105,000	104,158
2.900%, 11/06/2022	45,000	42,103
AmerisourceBergen Corp.
5.875%, 09/15/2015	50,000	54,735
Amgen, Inc.
5.150%, 11/15/2041	15,000	14,559
6.900%, 06/01/2038	130,000	154,735

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Community Health Systems, Inc.
5.125%, 08/15/2018	$40,000	$40,700
Express Scripts Holding Company
2.100%, 02/12/2015	275,000	279,404
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	16,650
HCA, Inc.
4.750%, 05/01/2023	20,000	18,825
6.500%, 02/15/2020	40,000	43,350
8.500%, 04/15/2019	25,000	26,875
Mylan, Inc.
1.800%, 06/24/2016 (S)	40,000	40,174
Pfizer, Inc.
7.200%, 03/15/2039	50,000	67,769
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	114,000	135,504
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	35,000	35,788
WellPoint, Inc.
2.300%, 07/15/2018	25,000	25,017
4.650%, 01/15/2043	105,000	96,314
5.100%, 01/15/2044	75,000	73,047
7.000%, 02/15/2019	30,000	36,295

		1,306,002
Industrials - 0.6%
Air Lease Corp.
4.750%, 03/01/2020	25,000	24,563
BE Aerospace, Inc.
5.250%, 04/01/2022	35,000	34,738
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	22,450
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	93,000
Clean Harbors, Inc.
5.250%, 08/01/2020	10,000	9,900
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	33,910	35,606
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	29,619	31,174
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	85,000	82,238
Deluxe Corp.
6.000%, 11/15/2020	10,000	10,300
7.000%, 03/15/2019	5,000	5,300
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	65,000	75,460
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,350
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	32,325
Hutchison Whampoa International 12 II, Ltd.
2.000%, 11/08/2017 (S)	250,000	247,132
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	100,000	111,750
Iron Mountain, Inc.
6.000%, 08/15/2023	40,000	39,700
Kansas City Southern de Mexico SA de CV
3.000%, 05/15/2023 (S)	40,000	36,796
Masco Corp.
6.500%, 08/15/2032	15,000	14,888

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp. (continued)
7.125%, 03/15/2020	$35,000	$39,463
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	125,000	121,607
Textron, Inc.
7.250%, 10/01/2019	50,000	58,775
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	13,063	13,716
Waste Management, Inc.
6.375%, 03/11/2015	45,000	48,399

		1,194,630
Information Technology - 0.3%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	15,000	15,019
Audatex North America, Inc.
6.750%, 06/15/2018	10,000	10,600
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	10,000	9,225
Equinix, Inc.
5.375%, 04/01/2023	10,000	9,450
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	35,000	35,508
Flextronics International, Ltd.
5.000%, 02/15/2023	5,000	4,750
Hewlett-Packard Company
2.600%, 09/15/2017	125,000	126,243
2.650%, 06/01/2016	40,000	41,020
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	10,000	10,575
IAC/InterActiveCorp
4.750%, 12/15/2022	10,000	9,200
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,150
NCR Corp.
4.625%, 02/15/2021	20,000	18,750
Seagate HDD Cayman
6.875%, 05/01/2020	45,000	49,275
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	200,000	192,722

		537,487
Materials - 0.2%
Agrium, Inc.
7.125%, 05/23/2036	50,000	58,477
Ashland, Inc.
4.750%, 08/15/2022	5,000	4,688
Ball Corp.
4.000%, 11/15/2023	10,000	8,975
5.000%, 03/15/2022	10,000	9,700
6.750%, 09/15/2020	30,000	32,438
CF Industries, Inc.
3.450%, 06/01/2023	40,000	37,088
7.125%, 05/01/2020	15,000	17,591
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,375
Crown Americas LLC
6.250%, 02/01/2021	10,000	10,450
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	35,000	32,282
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	50,625

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rock-Tenn Company
4.000%, 03/01/2023	$15,000	$14,539
Silgan Holdings, Inc.
5.000%, 04/01/2020	40,000	39,000
The Dow Chemical Company
4.250%, 11/15/2020	95,000	99,257

		420,485
Telecommunication Services - 0.8%
AT&T, Inc.
4.450%, 05/15/2021	100,000	105,059
6.300%, 01/15/2038	95,000	102,660
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	50,000	69,278
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	5,475
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,613
8.250%, 04/15/2017	10,000	11,350
SBA Tower Trust
2.933%, 12/15/2017 (S)	75,000	75,581
3.598%, 04/15/2018 (S)	105,000	104,575
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	15,000	16,125
9.000%, 11/15/2018 (S)	15,000	17,588
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	15,000	15,263
Telecom Italia Capital SA
5.250%, 11/15/2013	50,000	50,226
Verizon Communications, Inc.
2.450%, 11/01/2022	60,000	53,224
3.650%, 09/14/2018	85,000	89,584
6.550%, 09/15/2043	245,000	276,552
8.750%, 11/01/2018	185,000	237,722
Verizon Wireless Capital LLC
5.550%, 02/01/2014	115,000	116,794
Vivendi SA
2.400%, 04/10/2015 (S)	25,000	25,508
Windstream Corp.
7.875%, 11/01/2017	60,000	66,900

		1,450,077
Utilities - 0.7%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	26,563
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,450
Calpine Corp.
7.500%, 02/15/2021	17,227	18,304
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	63,415
CenterPoint Energy, Inc.
6.500%, 05/01/2018	50,000	58,991
Commonwealth Edison Company
5.950%, 08/15/2016	100,000	113,175
Dominion Resources, Inc.
6.400%, 06/15/2018	50,000	59,241
7.000%, 06/15/2038	25,000	31,532
DPL, Inc.
7.250%, 10/15/2021	40,000	40,900
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	50,000	51,001
Edison International
3.750%, 09/15/2017	50,000	52,946

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ferrellgas LP
6.500%, 05/01/2021	$16,000	$15,960
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,500
Nevada Power Company
7.125%, 03/15/2019	125,000	155,112
NiSource Finance Corp.
6.400%, 03/15/2018	50,000	57,878
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	50,000	65,339
Progress Energy, Inc.
7.000%, 10/30/2031	50,000	60,310
Puget Sound Energy, Inc.
5.757%, 10/01/2039	100,000	114,243
Sempra Energy
6.500%, 06/01/2016	115,000	130,635
Southern California Edison Company
6.000%, 01/15/2034	100,000	118,727
The AES Corp.
8.000%, 06/01/2020	20,000	22,800
Xcel Energy, Inc.
6.500%, 07/01/2036	45,000	54,293

		1,332,315

TOTAL CORPORATE BONDS (Cost $22,795,706)		$23,364,896

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	$17,000	$16,703

TOTAL CONVERTIBLE BONDS (Cost $15,677)		$16,703

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	105,375

TOTAL CAPITAL PREFERRED SECURITIES (Cost $83,648)		$105,375

Municipal Bonds - 0.8%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	50,000	60,235
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	108,686
Los Angeles Unified School District
(California)
5.750%, 07/01/2034	150,000	165,648
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	44,400
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	130,000
New York State Thruway Authority
5.883%, 04/01/2030	185,000	210,391
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	52,107
State of California
7.300%, 10/01/2039	175,000	220,591
7.550%, 04/01/2039	100,000	129,751
7.600%, 11/01/2040	30,000	39,230
State of Illinois, GO
5.665%, 03/01/2018	115,000	125,317
University of California
5.770%, 05/15/2043	85,000	93,234

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Municipal Bonds (continued)
University of Missouri
5.960%, 11/01/2039	$110,000	$124,269

TOTAL MUNICIPAL BONDS (Cost $1,300,849)		$1,503,859

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.1%
Commercial & Residential - 1.1%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.499%, 11/25/2035 (P)	18,034	12,981
Banc of America Funding, Series 2006-H,
Class 6A1 0.370%, 10/20/2036 (P)	29,040	18,879
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.934%, 02/10/2051 (P)	115,000	128,586
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.389%, 05/25/2047 (P)	29,066	18,870
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.559%, 05/25/2036 (P)	60,942	37,520
Bear Stearns Commercial Mortgage Securities
Series 2005-10, Class 11A1,
0.679%, 01/25/2036 (P)	32,465	18,997
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	30,000	33,493
Series 2006-PW11, Class A4,
5.609%, 03/11/2039 (P)	225,000	243,123
Series 2007-PW16, Class A4,
5.898%, 06/11/2040 (P)	45,000	50,805
CCOMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4
3.101%, 03/10/2046	15,000	14,298
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	55,000	52,160
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.209%, 12/10/2049 (P)	80,000	90,086
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	135,000	129,913
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	35,000	26,891
Series 2006-C7, Class A4,
5.947%, 06/10/2046 (P)	60,000	65,665
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	85,843	93,768
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.329%, 03/25/2037 (P)	21,142	12,259
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	49,854	50,327
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class D,
5.018%, 11/10/2045 (P)(S)	45,000	39,264
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	30,000	34,023
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class A
2.933%, 06/05/2031 (S)	105,000	105,568
HarborView Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.339%, 05/25/2038 (P)	27,502	18,713

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-12, Class 2A2A,
0.371%, 01/19/2038 (P)	$20,091	$15,869
Series 2005-8, Class 1A2A,
0.511%, 09/19/2035 (P)	16,312	12,072
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.379%, 11/25/2036 (P)	38,080	22,001
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.389%, 04/25/2046 (P)	25,927	20,006
Series 2005-AR14, Class 1A1A,
0.459%, 07/25/2035 (P)	9,496	7,562
Series 2006-AR8, Class A4A,
0.579%, 07/25/2046 (P)	27,081	10,865
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2012-LC9, Class A5
2.840%, 12/15/2047	55,000	51,714
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	45,649	50,224
Series 2006-C4, Class A4,
6.055%, 06/15/2038 (P)	140,000	154,090
Morgan Stanley Capital I, Series 2011,
Class C10 5.033%, 09/15/2047 (P)(S)	100,000	111,642
RALI Series Trust, Series 2007-QH9, Class A1
3.256%, 11/25/2037 (P)	55,240	29,962
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.629%, 03/25/2035 (P)	13,767	10,465
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.399%, 05/25/2046 (P)	17,187	8,867
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	55,000	52,747
Series 2012-C2, Class A4,
3.525%, 05/10/2063	55,000	54,545
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	45,000	46,484
Series 2013-C11, Class E,
4.324%, 03/15/2045 (P)(S)	100,000	73,618
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	50,000	54,947
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	35,000	28,604

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,156,375)		$2,112,473

ASSET BACKED SECURITIES - 0.6%
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	22,708	22,545
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A, Class A
5.170%, 08/01/2019	28,000	30,672
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	35,706	35,886
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	175,867

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.229%, 12/25/2046 (P)	$78,236	$48,772
Series 2007-4, Class A1,
0.279%, 03/25/2037 (P)	52,014	25,448
Series 2006-11, Class 2A2,
0.339%, 07/25/2036 (P)	72,247	34,335
Series 2007-3, Class 1A2,
0.349%, 03/25/2047 (P)	121,261	57,654
Series 2006-17, Class A3A,
0.419%, 11/25/2036 (P)	34,083	19,351
GSAMP Trust
Series 2007-FM2, Class A2B,
0.269%, 01/25/2037 (P)	71,672	36,237
Series 2007-NC1, Class A2D,
0.409%, 12/25/2046 (P)	69,468	35,758
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	158,225
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	80,000	80,678
Series 2011-1, Class B,
2.350%, 11/16/2015	173,113	174,096
Series 2010-2, Class C,
3.890%, 07/17/2017	70,000	71,451
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	8,529	8,552
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	35,000	35,154

TOTAL ASSET BACKED SECURITIES (Cost $1,029,800)		$1,050,681

INVESTMENT COMPANIES - 0.1%
Financials - 0.1%
SPDR S&P 500 ETF Trust	645	$108,425

TOTAL INVESTMENT COMPANIES (Cost $111,466)		$108,425

RIGHTS - 0.0%
Financials - 0.0%
Banco Bilbao Vizcaya Argentaria SA (I)(N)	16,669	2,278

TOTAL RIGHTS (Cost $2,232)		$2,278

WARRANTS - 0.0%
Financials - 0.0%
Alpha Bank AE (Expiration
Date: 12/10/2017) (I)(N)	20,305	30,491

TOTAL WARRANTS (Cost $0)		$30,491

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	590,249	5,907,327

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,906,925)		$5,907,327

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.080% to
be repurchased at $11,900,026 on
10/01/2013, collateralized by $12,139,000
Federal Home Loan Bank, 0.000% due
12/27/2013 (valued at $12,138,393,
including interest)	$11,900,000	$11,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,900,000)		$11,900,000

Total Investments (Core Allocation Plus Trust)
(Cost $177,436,584) - 102.7%		$196,250,535
Other assets and liabilities, net - (2.7%)		(5,092,458)

TOTAL NET ASSETS - 100.0%		$191,158,077

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.4%
U.S. Government - 22.2%
U.S. Treasury Bonds
2.750%, 11/15/2042	$2,685,000	$2,221,838
2.875%, 05/15/2043	1,972,000	1,673,427
3.125%, 11/15/2041 to 02/15/2043	9,446,000	8,471,659
3.625%, 08/15/2043	15,066,000	14,889,442
4.375%, 05/15/2041	4,159,000	4,699,021
U.S. Treasury Notes
0.250%, 07/31/2015 to 10/15/2015	64,722,000	64,657,018
0.375%, 08/31/2015	63,273,000	63,352,091
0.625%, 08/15/2016	37,309,000	37,341,048
0.875%, 09/15/2016	21,247,000	21,408,010
1.000%, 03/31/2017	22,887,000	22,996,079
1.375%, 11/30/2015 to 09/30/2018	55,865,000	56,102,599
1.500%, 08/31/2018	12,749,000	12,836,649
2.500%, 08/15/2023	26,199,000	25,945,184
2.750%, 11/30/2016	9,085,000	9,661,334
3.125%, 04/30/2017	34,282,000	37,000,460

		383,255,859
U.S. Government Agency - 30.2%
Federal Home Loan Mortgage Corp.
1.838%, 05/01/2043 (P)	17,230	17,355
2.115%, 02/01/2043 (P)	1,060,323	1,063,553
2.240%, 07/01/2043 (P)	13,494,260	13,570,213
2.270%, 05/01/2043 (P)	21,024	21,151
2.374%, 02/01/2043 (P)	1,005,906	1,016,992
2.500%, 05/01/2028	7,113,732	7,166,359
2.642%, 09/01/2042 (P)	6,866,857	6,866,263
2.677%, 07/01/2042 (P)	3,922,812	3,930,707
2.853%, 05/01/2042 (P)	2,628,209	2,658,480
3.000%, 07/01/2032 to 06/01/2043	14,780,821	14,351,180
3.165%, 02/01/2042 (P)	3,798,489	3,888,135
3.500%, 03/01/2033 to 08/01/2043	32,374,929	32,667,220
4.000%, 06/01/2033 to 10/01/2042	38,828,491	40,338,374
4.500%, 09/01/2042 to 11/01/2042	4,048,675	4,346,229
5.000%, 08/01/2039 to 04/01/2042	23,438,120	25,473,165
5.500%, 07/01/2038	3,995,626	4,343,807
6.000%, 03/01/2034 to 03/01/2036	2,182,018	2,421,866

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
1.710%, 08/01/2043 (P)	$837,522	$824,897
2.007%, 01/01/2043 (P)	844,529	848,731
2.019%, 05/01/2043 (P)	3,794,315	3,790,796
2.031%, 07/01/2043 (P)	2,329,907	2,262,110
2.036%, 07/01/2043 (P)	1,035,236	997,899
2.042%, 06/01/2043 (P)	2,353,295	2,352,816
2.306%, 09/01/2043 (P)	4,628,000	4,658,070
2.458%, 08/01/2043 (P)	607,471	597,159
2.500%, TBA (C)	4,200,000	4,225,922
2.516%, 09/01/2043 (P)	4,405,000	4,444,889
2.629%, 09/01/2043 (P)	2,202,000	2,188,879
2.661%, 07/01/2042 (P)	4,427,045	4,449,448
3.000%, TBA (C)	33,300,000	33,319,140
3.000%, 02/01/2033 to 06/01/2043	51,509,720	49,619,359
3.027%, 03/01/2042 (P)	1,569,013	1,598,947
3.500%, TBA (C)	9,000,000	9,168,750
3.500%, 07/01/2032 to 06/01/2043	43,863,639	44,295,838
4.000%, 09/01/2033 to 09/01/2042	7,847,842	8,170,546
4.500%, TBA (C)	5,100,000	5,447,805
4.500%, 12/01/2042	1,188,414	1,275,078
5.000%, 03/01/2041 to 09/01/2041	38,506,843	42,151,981
5.500%, 09/01/2034 to 04/01/2040	4,763,606	5,244,609
6.000%, 03/01/2034 to 07/01/2037	23,948,355	26,416,857
6.500%, 10/01/2036	1,883,306	2,104,287
Government National Mortgage Association
3.000%, TBA (C)	26,500,000	26,162,925
3.500%, TBA (C)	4,800,000	4,932,750
4.000%, TBA (C)	43,700,000	45,892,927
4.500%, TBA (C)	10,500,000	11,253,047
6.000%, 01/15/2040	5,765,138	6,400,662

		519,238,173

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $907,319,125)		$902,494,032

FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Brazil - 0.2%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)	880,000	882,640
5.750%, 09/26/2023 (S)	1,590,000	1,590,000

		2,472,640
Canada - 0.1%
Province of Quebec
2.625%, 02/13/2023	2,510,000	2,336,092
Japan - 0.4%
Japan Bank for International Cooperation
1.750%, 07/31/2018	4,135,000	4,120,751
3.375%, 07/31/2023	2,360,000	2,368,411

		6,489,162
Mexico - 0.3%
Government of Mexico
4.000%, 10/02/2023	476,000	473,025
5.750%, 10/12/2110	5,486,000	5,156,840

		5,629,865
Russia - 0.2%
Government of Russia
4.875%, 09/16/2023 (S)	2,600,000	2,658,500

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	$5,370,000	$5,539,155
Slovenia - 0.3%
Republic of Slovenia
4.750%, 05/10/2018 (S)	3,410,000	3,282,125
5.500%, 10/26/2022 (S)	1,419,000	1,319,670
5.850%, 05/10/2023 (S)	1,095,000	1,040,250

		5,642,045
South Korea - 0.1%
Republic of Korea
3.875%, 09/11/2023	1,915,000	1,950,326
Spain - 0.1%
Government of Spain
4.000%, 03/06/2018 (S)	1,745,000	1,773,444

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $35,444,944)		$34,491,229

CORPORATE BONDS - 23.6%
Consumer Discretionary - 2.1%
Daimler Finance North America LLC
1.450%, 08/01/2016 (S)	3,555,000	3,567,190
1.875%, 09/15/2014 (S)	2,343,000	2,368,035
2.375%, 08/01/2018 (S)	2,525,000	2,529,578
DIRECTV Holdings LLC 3.800%, 03/15/2022	815,000	760,973
Ford Motor Credit Company LLC
5.875%, 08/02/2021	4,262,000	4,739,399
General Motors Company
3.500%, 10/02/2018 (S)	3,780,000	3,780,000
4.875%, 10/02/2023 (S)	755,000	749,338
6.250%, 10/02/2043 (S)	755,000	753,113
Hyundai Capital America
1.875%, 08/09/2016 (S)	1,830,000	1,838,052
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	3,120,000	3,112,459
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	1,895,000	1,840,451
NBCUniversal Media LLC
4.450%, 01/15/2043	475,000	438,939
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	1,104,000	1,067,513
The Home Depot, Inc. 3.750%, 02/15/2024	3,130,000	3,169,138
Viacom, Inc.
2.500%, 09/01/2018	1,075,000	1,073,264
4.250%, 09/01/2023	2,115,000	2,104,429
5.850%, 09/01/2043	2,115,000	2,152,818

		36,044,689
Consumer Staples - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	1,305,000	1,642,431
ConAgra Foods, Inc. 1.300%, 01/25/2016	1,425,000	1,426,746
Diageo Capital PLC 1.125%, 04/29/2018	2,140,000	2,067,257
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	695,000	618,661
4.375%, 05/10/2043	780,000	640,382
Kraft Foods Group, Inc. 6.500%, 02/09/2040	1,425,000	1,674,623
PepsiCo, Inc. 2.250%, 01/07/2019	3,195,000	3,203,598
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	955,000	964,599
5.750%, 04/07/2021 (S)	1,578,000	1,760,857

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
3.850%, 08/01/2023	$760,000	$748,842
5.150%, 08/01/2043	570,000	557,800
Tyson Foods, Inc. 4.500%, 06/15/2022	1,965,000	2,040,295

		17,346,091
Energy - 3.1%
BP Capital Markets PLC 2.750%, 05/10/2023	760,000	694,448
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	1,146,000	1,153,095
6.000%, 04/01/2042 (S)	1,595,000	1,634,054
Chevron Corp.
1.718%, 06/24/2018	875,000	872,357
3.191%, 06/24/2023	945,000	928,593
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	800,000	719,365
DCP Midstream Operating LP
4.950%, 04/01/2022	1,921,000	1,912,865
Ecopetrol SA
4.250%, 09/18/2018	765,000	786,994
7.375%, 09/18/2043	1,620,000	1,753,650
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	2,045,000	2,165,436
Energen Corp. 4.625%, 09/01/2021	2,088,000	2,069,273
Energy Transfer Partners LP
5.150%, 02/01/2043	525,000	468,816
5.950%, 10/01/2043	1,240,000	1,230,851
6.500%, 02/01/2042	784,000	827,528
Halliburton Company
2.000%, 08/01/2018	2,610,000	2,608,212
3.500%, 08/01/2023	1,575,000	1,561,783
Hess Corp. 5.600%, 02/15/2041	470,000	483,126
Husky Energy, Inc. 7.250%, 12/15/2019	1,132,000	1,386,134
Kerr-McGee Corp. 6.950%, 07/01/2024	2,895,000	3,390,720
Kinder Morgan Energy Partners LP
5.000%, 03/01/2043	1,730,000	1,564,306
Murphy Oil Corp. 3.700%, 12/01/2022	2,450,000	2,284,503
ONEOK Partners LP
2.000%, 10/01/2017	1,595,000	1,583,787
3.200%, 09/15/2018	1,425,000	1,452,168
6.200%, 09/15/2043	1,035,000	1,066,077
Petrobras Global Finance BV
3.000%, 01/15/2019	4,320,000	4,063,569
Petroleos Mexicanos
2.286%, 07/18/2018 (P)	940,000	968,200
4.875%, 01/18/2024	940,000	940,000
5.500%, 06/27/2044	1,305,000	1,184,568
Rowan Companies, Inc. 5.400%, 12/01/2042	1,037,000	936,864
Spectra Energy Partners LP
2.950%, 09/25/2018	1,075,000	1,092,951
5.950%, 09/25/2043	685,000	721,280
Talisman Energy, Inc. 7.750%, 06/01/2019	1,425,000	1,728,203
TC Pipelines LP 4.650%, 06/15/2021	1,303,000	1,324,992
Transocean, Inc. 6.375%, 12/15/2021	2,297,000	2,554,172
Weatherford International, Ltd.
4.500%, 04/15/2022	1,170,000	1,158,402
Western Gas Partners LP 5.375%, 06/01/2021	585,000	625,843
WPX Energy, Inc. 6.000%, 01/15/2022	1,345,000	1,363,494

		53,260,679
Financials - 9.1%
American Express Credit Corp.
1.750%, 06/12/2015	4,389,000	4,469,279

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
4.125%, 02/15/2024	$1,905,000	$1,903,994
4.875%, 06/01/2022	843,000	904,687
6.400%, 12/15/2020	1,285,000	1,514,746
8.250%, 08/15/2018	1,515,000	1,889,329
Assurant, Inc. 2.500%, 03/15/2018	2,065,000	2,027,787
AvalonBay Communities, Inc.
3.625%, 10/01/2020	665,000	675,492
Banco Santander SA 4.125%, 11/09/2022 (S)	2,195,000	2,013,913
Bank of America Corp.
1.500%, 10/09/2015	6,905,000	6,943,302
2.000%, 01/11/2018	3,010,000	2,960,771
4.100%, 07/24/2023	5,015,000	4,986,008
6.000%, 09/01/2017	2,375,000	2,689,961
Bank of Montreal 2.375%, 01/25/2019	3,210,000	3,206,749
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.700%, 09/09/2018 (S)	550,000	558,443
Berkshire Hathaway, Inc. 4.500%, 02/11/2043	685,000	638,223
BNP Paribas SA 2.700%, 08/20/2018	3,180,000	3,217,085
Boston Properties LP
3.125%, 09/01/2023	1,055,000	966,882
3.800%, 02/01/2024	1,590,000	1,529,022
3.850%, 02/01/2023	285,000	277,746
Citigroup, Inc.
1.700%, 07/25/2016	2,385,000	2,396,367
2.650%, 03/02/2015	1,373,000	1,403,925
4.450%, 01/10/2017	2,950,000	3,194,641
5.875%, 01/30/2042	940,000	1,044,991
CME Group, Inc. 5.300%, 09/15/2043	2,065,000	2,129,779
Credit Agricole SA 2.625%, 10/03/2018 (S)	3,710,000	3,702,209
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	1,752,000	1,734,907
DDR Corp.
3.375%, 05/15/2023	2,375,000	2,166,159
4.625%, 07/15/2022	2,485,000	2,531,146
Discover Bank/Greenwood DE
4.200%, 08/08/2023	1,460,000	1,456,227
Equity One, Inc. 3.750%, 11/15/2022	864,000	815,216
Federal Realty
Investment Trust 3.000%, 08/01/2022	1,015,000	942,841
General Electric Capital Corp.
2.300%, 04/27/2017	2,705,000	2,775,617
3.100%, 01/09/2023	2,862,000	2,678,503
5.875%, 01/14/2038	2,275,000	2,510,990
Hartford Financial Services Group, Inc.
4.300%, 04/15/2043	1,460,000	1,288,196
5.125%, 04/15/2022	595,000	651,456
HCP, Inc.
3.750%, 02/01/2019	955,000	989,198
5.650%, 12/15/2013	2,825,000	2,852,685
HSBC Holdings PLC 4.000%, 03/30/2022	1,285,000	1,308,008
HSBC USA, Inc.
2.375%, 02/13/2015	2,575,000	2,632,938
2.625%, 09/24/2018	3,200,000	3,243,376
ING Bank NV 5.800%, 09/25/2023 (S)	2,385,000	2,409,828
ING US, Inc. 5.500%, 07/15/2022	640,000	689,248
Inter-American Development Bank
3.875%, 10/28/2041	1,906,000	1,759,775
JPMorgan Chase & Company
3.200%, 01/25/2023	1,055,000	987,397
JPMorgan Chase Bank NA
6.000%, 10/01/2017	4,325,000	4,949,331

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC
6.850%, 06/15/2017	$4,103,000	$4,651,333
7.125%, 05/15/2015	2,940,000	3,182,327
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	995,000	970,847
6.500%, 05/01/2042 (S)	1,166,000	1,258,111
Markel Corp.
3.625%, 03/30/2023	875,000	831,872
4.900%, 07/01/2022	1,230,000	1,291,311
5.000%, 03/30/2043	795,000	740,278
MetLife, Inc. 4.368%, 09/15/2023	2,170,000	2,269,529
Morgan Stanley Company
5.375%, 10/15/2015	2,090,000	2,247,617
5.500%, 07/28/2021	1,461,000	1,598,428
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	7,111,000	7,585,026
National Rural Utilities Cooperative
Finance Corp. 2.350%, 06/15/2020	1,340,000	1,303,707
PNC Bank NA 3.800%, 07/25/2023	1,370,000	1,341,155
Prologis LP 4.250%, 08/15/2023	1,905,000	1,895,538
Prudential Financial, Inc. 2.300%, 08/15/2018	1,435,000	1,447,881
Rabobank Nederland NV 3.875%, 02/08/2022	1,810,000	1,812,905
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,620,000	1,653,349
Royal Bank of Canada 2.000%, 10/01/2018	3,735,000	3,748,509
Royal Bank of Scotland Group PLC
6.100%, 06/10/2023	1,080,000	1,089,961
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (S)	2,525,000	2,407,416
Stadshypotek AB 1.875%, 10/02/2019 (S)	4,609,000	4,457,203
Standard Chartered PLC
5.200%, 01/26/2024 (S)	3,125,000	3,123,810
The Allstate Corp. 5.750%, 08/15/2053 (P)	1,710,000	1,667,250
The Goldman Sachs Group, Inc.
2.900%, 07/19/2018	2,378,000	2,397,623
6.250%, 02/01/2041	1,525,000	1,708,258
6.750%, 10/01/2037	866,000	903,683
WR Berkley Corp. 4.625%, 03/15/2022	1,070,000	1,106,527

		157,309,827
Health Care - 1.8%
AbbVie, Inc. 2.000%, 11/06/2018	920,000	903,549
Amgen, Inc. 5.375%, 05/15/2043	2,380,000	2,370,094
Boston Scientific Corp.
2.650%, 10/01/2018	1,715,000	1,716,137
4.125%, 10/01/2023	2,100,000	2,088,406
Celgene Corp.
2.300%, 08/15/2018	1,375,000	1,374,677
5.250%, 08/15/2043	1,425,000	1,411,524
Edwards Lifesciences Corp.
2.875%, 10/15/2018	1,605,000	1,599,035
Express Scripts Holding Company
2.100%, 02/12/2015	2,845,000	2,890,560
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (S)	4,330,000	4,118,670
Merck & Company, Inc.
1.300%, 05/18/2018	2,297,000	2,242,761
2.800%, 05/18/2023	1,665,000	1,575,420
Perrigo Company 2.950%, 05/15/2023	1,205,000	1,165,453
Pfizer, Inc. 3.000%, 06/15/2023	1,340,000	1,285,052
St. Jude Medical, Inc. 3.250%, 04/15/2023	2,410,000	2,291,462
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020 (L)	1,242,000	1,178,405

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellPoint, Inc.
3.125%, 05/15/2022	$2,498,000	$2,372,935
5.100%, 01/15/2044	735,000	715,856

		31,299,996
Industrials - 0.6%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	667,000	634,235
5.625%, 03/15/2042 (S)	1,497,000	1,518,751
Glencore Funding LLC
2.500%, 01/15/2019 (S)	1,460,000	1,368,892
Northrop Grumman Corp.
3.250%, 08/01/2023	2,665,000	2,519,877
4.750%, 06/01/2043	2,040,000	1,924,497
Owens Corning 4.200%, 12/15/2022	1,272,000	1,241,401
Weatherford International, Ltd.
5.950%, 04/15/2042	480,000	459,519

		9,667,172
Information Technology - 0.7%
Baidu, Inc. 3.250%, 08/06/2018	1,895,000	1,894,547
IBM Corp. 1.625%, 05/15/2020	3,000,000	2,819,400
Intel Corp. 4.000%, 12/15/2032	1,427,000	1,311,185
Oracle Corp.
2.375%, 01/15/2019	5,200,000	5,225,735
3.625%, 07/15/2023	1,520,000	1,516,616

		12,767,483
Materials - 0.7%
Barrick Gold Corp. 4.100%, 05/01/2023	1,790,000	1,576,929
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/2023	2,380,000	2,397,346
5.000%, 09/30/2043	2,260,000	2,290,712
LYB International Finance BV
4.000%, 07/15/2023	1,535,000	1,522,439
5.250%, 07/15/2043	1,090,000	1,071,709
Vale SA 5.625%, 09/11/2042	1,349,000	1,176,520
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,381,000	1,384,867

		11,420,522
Telecommunication Services - 2.5%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,408,585
3.125%, 07/16/2022	3,555,000	3,273,572
American Tower Corp.
3.500%, 01/31/2023	1,717,000	1,507,823
4.500%, 01/15/2018	1,817,000	1,919,366
5.050%, 09/01/2020	1,367,000	1,418,432
AT&T, Inc.
1.600%, 02/15/2017	2,685,000	2,691,592
4.300%, 12/15/2042	665,000	553,579
Rogers Communications, Inc.
5.450%, 10/01/2043	1,335,000	1,327,210
Telefonica Chile SA 3.875%, 10/12/2022 (S)	1,545,000	1,372,119
Telefonica Emisiones SAU
4.570%, 04/27/2023	1,780,000	1,707,688
Verizon Communications, Inc.
2.500%, 09/15/2016	4,860,000	5,010,266
3.650%, 09/14/2018	3,622,000	3,817,316
4.500%, 09/15/2020	1,240,000	1,318,889
5.150%, 09/15/2023	1,335,000	1,431,444
6.400%, 09/15/2033	3,490,000	3,875,254
6.550%, 09/15/2043	3,005,000	3,391,996

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC
0.900%, 02/19/2016	$4,319,000	$4,311,830
1.500%, 02/19/2018	2,980,000	2,897,666

		43,234,627
Utilities - 2.0%
AGL Capital Corp. 4.400%, 06/01/2043	1,385,000	1,260,513
Ameren Corp. 8.875%, 05/15/2014	2,080,000	2,179,834
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,575,000	2,530,180
Carolina Power & Light Company
4.100%, 05/15/2042	445,000	410,248
Commonwealth Edison Company
4.600%, 08/15/2043	985,000	967,233
Dominion Resources, Inc. 8.875%, 01/15/2019	2,200,000	2,847,621
Duke Energy Corp. 1.625%, 08/15/2017	1,285,000	1,280,217
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	1,025,000	1,047,805
EDF SA 4.600%, 01/27/2020 (S)	775,000	845,197
MidAmerican Energy Company
2.400%, 03/15/2019	2,670,000	2,720,063
4.800%, 09/15/2043	1,520,000	1,543,565
Northern States Power Company
2.600%, 05/15/2023	380,000	355,777
Pacific Gas & Electric Company
3.250%, 06/15/2023	1,340,000	1,277,287
4.600%, 06/15/2043	895,000	834,242
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,145,000	1,067,473
4.200%, 06/15/2022	895,000	890,968
4.700%, 06/01/2043	1,070,000	956,456
Progress Energy, Inc. 3.150%, 04/01/2022	921,000	881,001
Southern California Edison Company
4.650%, 10/01/2043	2,320,000	2,293,021
Southern Power Company 5.250%, 07/15/2043	915,000	911,797
Southwestern Electric Power Company
3.550%, 02/15/2022	1,750,000	1,700,263
The Dayton Power & Light Company
1.875%, 09/15/2016 (S)	1,980,000	1,995,862
The Southern Company 2.450%, 09/01/2018	1,894,000	1,912,840
Virginia Electric and Power Company
4.650%, 08/15/2043	1,185,000	1,174,936

		33,884,399

TOTAL CORPORATE BONDS (Cost $408,194,127)		$406,235,485

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	1,875,000	2,303,663
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,795,000	2,221,330
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,258,000	2,838,396
North Texas Tollway Authority
6.718%, 01/01/2049	2,071,000	2,502,762
Port Authority of New York & New Jersey
(New Jersey) 4.458%, 10/01/2062	2,426,000	2,044,463
State of California 7.600%, 11/01/2040	1,560,000	2,039,934
State of Illinois, GO
5.365%, 03/01/2017	1,075,000	1,144,176
5.877%, 03/01/2019	900,000	969,129
The Ohio State University 4.800%, 06/01/2111	709,000	614,696

TOTAL MUNICIPAL BONDS (Cost $15,093,126)		$16,678,549

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.2%
Commercial & Residential - 8.0%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	$21,319	$21,384
Series 2006-6, Class A4,
5.356%, 10/10/2045	2,339,000	2,543,122
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	89,734	89,674
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	2,387,000	2,597,796
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	712,000	693,181
Series 2005-C3, Class A4,
4.860%, 05/15/2043	2,205,000	2,299,206
COMM 2013-CCRE9 Mortgage Trust,
Series 2013-CR9, Class A4
4.380%, 07/10/2045 (P)	2,813,000	2,934,069
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	1,796,528	1,799,882
Series 2013-CR7, Class ASB,
2.739%, 03/10/2046	2,413,000	2,374,274
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	1,141,000	1,160,706
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	2,374,000	2,475,515
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	1,853,000	1,834,157
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	2,616,000	2,775,296
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	431,000	445,803
Series 2005-C2, Class A4,
4.832%, 04/15/2037	982,000	1,024,504
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	7,446,000	8,128,284
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	1,711,000	1,809,959
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	1,594,831	1,678,589
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	2,116,000	2,275,326
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,195,000	2,430,157
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,392,432	2,448,146
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	8,091,000	8,598,880
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	1,009,893	1,019,470

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	$2,511,000	$2,623,677
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,302,000	1,425,601
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	6,338,576	7,120,617
JPMBB Commercial Mortgage Securities Trust
Series 2013, Class C12,
1.085%, 07/15/2045	1,660,420	1,651,890
Series 2013-C14, Class A2,
3.019%, 08/15/2046	3,236,000	3,356,065
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	2,294,000	2,364,483
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2013-C13, Class A1,
1.303%, 01/15/2046	757,066	758,532
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	1,575,000	1,516,931
Series 2013-LC11, Class ASB,
2.554%, 04/15/2046	2,855,000	2,742,376
Series 2013-C13, Class A2,
2.665%, 01/15/2046	2,812,000	2,873,735
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,025,795	1,074,618
Series 2013-C13, Class ASB,
3.414%, 01/15/2046	616,000	624,315
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,574,000	1,652,266
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,646,000	1,732,747
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	3,869,278	4,096,969
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,756,235	4,860,206
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	457,054	464,978
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	5,314,000	5,800,263
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,901,000	2,044,689
Series 2007-C1, Class A4,
5.716%, 02/15/2051	1,560,000	1,734,110
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4, Class A4
4.388%, 07/15/2046 (S)	2,125,000	2,261,272
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.071%, 07/15/2044 (P)	826,000	843,056
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	41,236	41,361
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	362,131	371,536
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	741,964
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,080,000	1,147,374

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	$3,527,712	$3,536,912
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	1,294,000	1,244,888
Series 2012-C6, Class A3,
2.506%, 11/15/2045	4,377,000	4,249,253
Series 2012-C5, Class A3,
2.825%, 08/15/2045	1,662,000	1,642,696
Series 2013-C11, Class A2,
3.085%, 08/15/2046	4,616,000	4,793,134
Series 2013-C10, Class ASB,
3.912%, 07/15/2046 (P)	470,000	490,152
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	1,485,000	1,615,855
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	1,434,156	1,465,326
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.289%, 02/25/2047 (P)	18,194	16,167
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	3,654,000	3,583,792
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	112,430	110,796
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	147,473	147,507
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	1,835,000	1,808,512
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	3,660,000	3,589,461

		137,677,462
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA,
4.000%, 11/15/2037	1,149,517	1,241,587
Series K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,818,829
Series 3876, Class NB,
5.000%, 08/15/2038	2,624,700	2,849,435
Series 3622, Class WA,
5.500%, 09/15/2039	3,057,556	3,428,114
Series T-48, Class 1A,
5.900%, 07/25/2033 (P)	55,526	64,485
Series 2980, Class QA,
6.000%, 05/15/2035	2,101,613	2,343,414
Series 3529, Class AG,
6.500%, 04/15/2039	2,940,368	3,238,860
Series T-57, Class 1A2,
7.000%, 07/25/2043	713,578	848,593
Series T-57, Class 1A3,
7.500%, 07/25/2043	557,211	648,058
Series T-59, Class 1A3,
7.500%, 10/25/2043	770,888	931,877
Series T-60, Class 1A3,
7.500%, 03/25/2044	812,818	980,042
Federal National Mortgage Association
Series 2012-133, Class JP
2.500%, 07/25/2042	5,519,177	5,395,056
Series 2012-130, Class DC,
3.000%, 12/25/2042	18,288,692	17,511,843

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-134, Class LC,
3.000%, 12/25/2042	$1,732,637	$1,710,125
Series 2011-58, Class AT,
4.000%, 07/25/2041	3,161,889	3,517,763
Series 2005-5, Class PA,
5.000%, 01/25/2035	853,411	929,153
Series 2005-64, Class PL,
5.500%, 07/25/2035	955,694	1,052,671
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,011,000	1,110,097
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,561,236	2,910,934
Series 2006-56, Class CA,
6.000%, 07/25/2036	489,552	545,312
Series 2002-33, Class A2,
7.500%, 06/25/2032	602,682	716,200
Government National Mortgage Association,
Series 2003-79, Class PV
5.500%, 10/20/2023	1,106,946	1,197,043

		54,989,491

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $195,097,361)		$192,666,953

ASSET BACKED SECURITIES - 13.8%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	3,273,000	3,263,210
Series 2012-2, Class A3,
0.740%, 04/15/2016	3,342,306	3,346,751
Series 2013-1, Class A4,
0.840%, 02/15/2018	3,460,000	3,426,957
Series 2012-1, Class A3,
0.930%, 02/16/2016	833,884	836,432
Series 2010-4, Class A4,
1.350%, 12/15/2015	3,272,737	3,284,352
Series 2010-5, Class A4,
1.750%, 03/15/2016	4,340,842	4,368,341
Series 2010-2, Class A4,
2.090%, 05/15/2015	433,435	434,996
Series 2011-1, Class A4,
2.230%, 03/15/2016	5,576,837	5,628,211
Ally Master Owner Trust
Series 2011-4, Class A1,
0.982%, 09/15/2016 (P)	1,790,000	1,796,975
Series 2011-1, Class A2,
2.150%, 01/15/2016	3,962,000	3,979,330
American Express Credit Account
Master Trust, Series 2012-4, Class A
0.422%, 05/15/2020 (P)	6,479,000	6,462,686
American Express Issuance Trust II
Series 2013-1, Class A,
0.462%, 02/15/2019 (P)	4,074,000	4,070,358
Series 2013-2, Class A,
0.610%, 08/15/2019 (P)	5,362,000	5,362,054

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	$1,408,310	$1,407,914
Series 2012-4, Class A3,
0.670%, 06/08/2017	1,949,000	1,945,981
Series 2013-3, Class A2,
0.680%, 10/11/2016	6,401,000	6,403,656
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	5,435,000	5,418,266
Series 2013-2, Class A2,
0.920%, 09/20/2016	2,798,000	2,801,458
Series 2013-3, Class A2,
1.040%, 11/21/2016	1,390,000	1,393,047
Series 2013-2, Class A4,
1.560%, 07/20/2018	1,489,000	1,498,323
Series 2013-3, Class A4,
1.680%, 04/20/2018	1,853,000	1,864,122
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.232%, 11/15/2019 (P)	8,971,000	8,889,427
Chase Issuance Trust
Series 2007-A2, Class A2,
0.232%, 04/15/2019 (P)	4,322,000	4,284,744
Series 2013-A3, Class A3,
0.462%, 04/15/2020 (P)	708,000	702,656
Citibank Credit Card Issuance Trust
Series 2013-A1, Class A1,
0.280%, 04/24/2017 (P)	2,116,000	2,112,655
Series 2013-A6, Class A6,
1.320%, 09/07/2018	9,689,000	9,751,979
Ford Credit Auto Owner Trust, Series 2012-B,
Class A2 0.570%, 01/15/2015	268,698	268,714
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class A
0.652%, 01/15/2016 (P)	952,000	952,622
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.732%, 01/15/2017 (P)	1,546,000	1,547,377
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A2
0.460%, 12/15/2014	724,626	724,822
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	979,909	986,427
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.272%, 11/27/2018 (P)	1,231,564	1,228,327
Series 2007-1, Class A3,
0.332%, 05/27/2025 (P)	3,062,000	2,943,194
Series 2006-2, Class A4,
0.346%, 10/26/2026 (P)	6,641,501	6,621,324
Series 2005-2, Class A5,
0.350%, 03/23/2037 (P)	4,547,000	4,363,347
Series 2006-1, Class A4,
0.352%, 11/23/2022 (P)	5,000,123	4,984,358
Series 2005-1, Class A5,
0.376%, 10/25/2033 (P)	5,020,000	4,805,832
Series 2007-2A, Class A3L,
0.601%, 03/25/2026 (P)(S)	9,648,000	9,523,232
Series 2010-4, Class A,
0.979%, 04/25/2046 (P)(S)	1,582,404	1,596,660
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	561,994	561,985

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables
Owner Trust (continued)
Series 2012-A, Class A2,
0.540%, 10/15/2014	$247,799	$247,822
Series 2011-A, Class A3,
1.180%, 02/16/2015	433,410	433,949
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	6,195,000	6,189,697
Series 2012-5, Class A2,
0.570%, 12/15/2015	591,761	591,736
Series 2012-6, Class A3,
0.620%, 07/15/2016	1,096,000	1,096,897
Series 2013-2, Class A3,
0.700%, 09/15/2017	5,737,000	5,729,071
Series 2012-3, Class A2,
0.830%, 04/15/2015	276,391	276,432
Series 2012-5, Class A3,
0.830%, 12/15/2016	973,000	975,110
Series 2011-2, Class A3,
1.290%, 02/16/2015	35,510	35,520
SLC Student Loan Trust
Series 2007-1, Class A4,
0.324%, 05/15/2029 (P)	4,897,000	4,688,735
Series 2007-2, Class A2,
0.664%, 05/15/2028 (P)	1,143,893	1,135,215
SLM Student Loan Trust
Series 2007-7, Class A4,
0.336%, 04/25/2022 (P)	474,397	472,912
Series 2005-9, Class A4,
0.366%, 01/25/2023 (P)	583,471	583,020
Series 2005-5, Class A3,
0.366%, 04/25/2025 (P)	407,000	404,526
Series 2007-2, Class B,
0.436%, 07/25/2025 (P)	1,292,000	1,117,027
Series 2013-3, Class A2,
0.479%, 05/26/2020 (P)	2,019,000	2,010,183
Series 2010-1, Class A,
0.579%, 03/25/2025 (P)	3,086,414	3,076,195
Series 2013-5, Class A2,
0.627%, 10/26/2020 (P)	1,519,000	1,516,955
Series 2004-8A, Class A5,
0.766%, 04/25/2024 (P)(S)	5,716,066	5,797,394
Series 2013-A, Class A1,
0.782%, 08/15/2022 (P)(S)	2,235,109	2,227,879
Series 2008-6, Class A2,
0.816%, 10/25/2017 (P)	285,183	285,826
Series 2005-9, Class A6,
0.816%, 10/26/2026 (P)	6,527,000	6,519,899
Series 2013-B, Class A1,
0.832%, 07/15/2022 (P)(S)	1,465,871	1,459,458
Series 2012-E, Class A1,
0.932%, 10/16/2023 (P)(S)	4,553,618	4,547,289
Series 2013-C, Class A1,
1.030%, 02/15/2022 (P)(S)	3,440,000	3,440,034
Series 2012-6, Class B,
1.179%, 04/27/2043 (P)	1,844,000	1,651,940
Series 2012-B, Class A1,
1.282%, 12/15/2021 (P)(S)	3,481,116	3,491,281
Series 2012-C, Class A1,
1.282%, 08/15/2023 (P)(S)	2,509,944	2,520,491
Series 2005-6, Class A5B,
1.466%, 07/27/2026 (P)	1,836,442	1,865,560

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2008-5, Class A3,
1.566%, 01/25/2018 (P)	$1,693,000	$1,709,651
Series 2011-C, Class A1,
1.582%, 12/15/2023 (P)(S)	4,430,266	4,460,365
Series 2012-A, Class A1,
1.582%, 08/15/2025 (P)(S)	4,607,454	4,643,079
Series 2013-2, Class B,
1.679%, 06/25/2043 (P)	1,009,000	951,515
Series 2013-3, Class B,
1.679%, 09/25/2043 (P)	993,000	938,998
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	6,705,000	6,482,803
Series 2012-E, Class A2B,
1.932%, 06/15/2045 (P)(S)	4,495,000	4,567,410
Series 2013-1, Class B,
1.979%, 11/25/2043 (P)	834,000	807,085
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	3,124,000	3,123,247
SMS Student Loan Trust
Series 2000-A, Class A2,
0.454%, 10/28/2028 (P)	1,715,052	1,707,156
Series 2000-B, Class A2,
0.464%, 04/28/2029 (P)	1,333,198	1,327,260
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	419,356	419,414
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	1,318,707	1,318,027
World Financial Network Credit Card
Master Trust, Series 2013-B, Class A
0.910%, 03/16/2020	4,171,000	4,140,093

TOTAL ASSET BACKED SECURITIES (Cost $236,288,503)		$236,827,258

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	18,638	186,531

TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,526)		$186,531

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	72,109,902	72,109,902

TOTAL SHORT-TERM INVESTMENTS (Cost $72,109,902)		$72,109,902

Total Investments (Core Bond Trust)
(Cost $1,869,733,614) - 108.2%		$1,861,689,939
Other assets and liabilities, net - (8.2%)		(141,214,212)

TOTAL NET ASSETS - 100.0%		$1,720,475,727

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 40.0%
John Hancock Variable Insurance Trust - 40.0%

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Equity - 23.9%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	5,902,685	$93,203,388
Fixed Income - 16.1%
Bond Trust, Series NAV (John Hancock) (A)(1)	4,545,048	62,630,764
American Funds Insurance Series - 60.0%
Equity - 35.9%
American Growth Fund - Class 1	375,390	27,407,255
American Growth-Income Fund - Class 1	1,770,161	82,135,487
American International Fund - Class 1	1,522,931	30,291,101
Fixed Income - 24.1%
American U.S. Government Fund - Class 1	7,739,321	94,032,756

TOTAL INVESTMENT COMPANIES (Cost $345,280,078)		$389,700,751

Total Investments (Core Fundamental Holdings Trust)
(Cost $345,280,078) - 100.0%		$389,700,751
Other assets and liabilities, net - 0.0%		(83,646)

TOTAL NET ASSETS - 100.0%		$389,617,105

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.9%
Affiliated Investment Companies (G) - 28.8%
John Hancock Variable Insurance Trust - 28.8%
Equity - 15.1%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,501,998	$55,296,551
Fixed Income - 13.7%
Bond Trust, Series NAV (John Hancock) (A)(1)	3,657,454	50,399,716
American Funds Insurance Series - 60.0%
Equity - 39.3%
American International Fund - Class 1	3,143,415	62,522,522
American Global Growth Fund - Class 1	2,284,252	63,639,265
American Growth-Income Fund - Class 1	389,939	18,093,180
Fixed Income - 20.7%
American U.S. Government Fund - Class 1	6,232,463	75,724,424
Exchange Traded Funds - 11.1%
Vanguard MSCI EAFE ETF	1,027,768	40,679,057

TOTAL INVESTMENT COMPANIES (Cost $327,404,853)		$366,354,715

Total Investments (Core Global Diversification Trust)
(Cost $327,404,853) - 99.9%		$366,354,715
Other assets and liabilities, net - 0.1%		504,515

TOTAL NET ASSETS - 100.0%		$366,859,230

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Equity - 69.9%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	37,531,997	$592,630,232
Fixed Income - 30.1%
Bond Trust, Series NAV (John Hancock) (A)(1)	18,516,936	255,163,377

		847,793,609

TOTAL INVESTMENT COMPANIES (Cost $756,499,745)		$847,793,609

Total Investments (Core Strategy Trust)
(Cost $756,499,745) - 100.0%		$847,793,609
Other assets and liabilities, net - 0.0%		(52,990)

TOTAL NET ASSETS - 100.0%		$847,740,619

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.5%
Consumer Discretionary - 9.8%
Auto Components - 0.7%
Aisin Seiki Company, Ltd.	600	$25,716
Autoliv, Inc.	900	78,651
Autoneum Holding AG	46	5,524
BorgWarner, Inc.	800	81,112
Bosch, Ltd.	16	2,301
Bridgestone Corp.	1,700	62,229
Cheng Shin Rubber Industry Company, Ltd.	7,734	20,255
Cie Generale des Etablissements Michelin	1,034	114,663
Continental AG	469	79,491
Cooper Tire & Rubber Company	800	24,640
Dana Holding Corp.	1,463	33,415
Denso Corp.	1,700	79,650
Dorman Products, Inc.	600	29,730
Exedy Corp.	200	4,927
Faurecia (I)	464	13,437
FCC Company, Ltd.	400	9,256
Federal-Mogul Corp. (I)	900	15,111
Firma Oponiarska Debica SA	167	4,323
Fuel Systems Solutions, Inc. (I)	300	5,898
Futaba Industrial Company, Ltd. (I)	400	1,658
Gentex Corp.	1,100	28,149
Gentherm, Inc. (I)	400	7,632
GKN PLC	8,902	49,287
Hankook Tire Company, Ltd.	480	27,438
Hankook Tire Worldwide Company, Ltd.	110	2,601
Hyundai Mobis	203	54,053
Johnson Controls, Inc.	3,264	135,456
Keihin Corp.	300	4,844
Koito Manufacturing Company, Ltd.	1,000	19,056
Lear Corp.	1,000	71,570
Leoni AG	304	18,509
Linamar Corp.	400	13,401
Magna International, Inc.	1,047	86,348
Mando Corp.	32	3,800
Minth Group, Ltd.	6,000	11,993
Modine Manufacturing Company (I)	1,300	19,019
Nan Kang Rubber Tire Company, Ltd.	3,088	3,724

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
NGK Spark Plug Company, Ltd.	1,000	$22,217
Nifco, Inc.	200	5,361
Nissin Kogyo Company, Ltd.	600	11,427
NOK Corp.	800	12,499
Nokian Renkaat OYJ	608	30,878
Pirelli & C. SpA	1,527	19,883
Plascar Participacoes Industriais SA (I)	700	196
Press Kogyo Company, Ltd.	1,000	4,428
Riken Corp.	1,000	4,265
Sanden Corp.	1,000	4,530
Sri Trang Agro-Industry PCL	7,000	2,909
Standard Motor Products, Inc.	500	16,080
Stanley Electric Company, Ltd.	800	17,060
Stoneridge, Inc. (I)	200	2,162
Superior Industries International, Inc.	500	8,915
Takata Corp.	200	5,044
Tenneco, Inc. (I)	300	15,150
The Goodyear Tire & Rubber Company (I)	1,800	40,410
The Yokohama Rubber Company, Ltd.	2,000	19,808
Tianneng Power International, Ltd.	3,600	1,384
Tokai Rika Company, Ltd.	600	12,749
Tong Yang Industry Company, Ltd.	6,842	10,268
Toyo Tire & Rubber Company, Ltd.	4,000	24,226
Toyoda Gosei Company, Ltd.	600	14,832
Toyota Boshoku Corp.	400	5,376
TRW Automotive Holdings Corp. (I)	1,100	78,441
TS Tech Company, Ltd.	300	11,857
Valeo SA	484	41,329
Visteon Corp. (I)	400	30,256
Xingda International Holdings, Ltd.	14,000	6,672
Xinyi Glass Holdings Company, Ltd.	14,000	12,951

		1,742,430
Automobiles - 1.1%
Astra International Tbk PT	50,000	27,880
Bajaj Auto, Ltd.	482	15,325
Bayerische Motoren Werke AG	1,234	132,661
Brilliance China Automotive Holdings, Ltd.	10,000	15,020
Byd Company, Ltd., H Shares (I)	3,000	13,504
Daihatsu Motor Company, Ltd.	1,000	19,429
Daimler AG	2,957	230,486
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	18,273
Fiat SpA (I)	3,358	26,757
Ford Motor Company	16,600	280,042
Ford Otomotiv Sanayi AS	1,110	15,282
Fuji Heavy Industries, Ltd.	2,000	55,635
Geely Automobile Holdings Company, Ltd.	10,000	5,155
General Motors Company (I)	3,463	124,564
Great Wall Motor Company, Ltd., H Shares	3,000	16,225
Guangzhou Automobile Group Company, Ltd.,
H Shares	10,233	11,085
Harley-Davidson, Inc.	1,400	89,936
Honda Motor Company, Ltd.	5,700	217,808
Hyundai Motor Company	529	123,615
IMMSI SpA (I)	4,536	2,790
Isuzu Motors, Ltd.	4,000	26,517
Kia Motors Corp.	733	44,468
Mahindra & Mahindra, Ltd.	1,788	23,716
Maruti Suzuki India, Ltd.	284	6,195
Mazda Motor Corp. (I)	9,000	40,326
Mitsubishi Motors Corp. (I)(L)	1,900	21,110
Nissan Motor Company, Ltd.	9,200	92,628
Peugeot SA (I)	1,042	17,139

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Renault SA	1,175	$93,741
Suzuki Motor Corp.	1,300	31,229
TAN Chong Motor Holdings BHD	2,300	4,424
Tata Motors, Ltd., ADR (L)	1,303	34,686
Tesla Motors, Inc. (I)	927	179,300
Tofas Turk Otomobil Fabrikasi AS	232	1,413
Toyota Motor Corp.	2,000	128,262
Toyota Motor Corp., ADR (L)	3,752	480,369
UMW Holdings BHD	900	3,265
Volkswagen AG	138	31,301
Winnebago Industries, Inc. (I)	400	10,384
Yamaha Motor Company, Ltd.	1,800	26,458

		2,738,403
Distributors - 0.1%
Canon Marketing Japan, Inc.	700	9,323
Core-Mark Holding Company, Inc.	100	6,644
Dah Chong Hong Holdings, Ltd.	8,000	6,490
Dogus Otomotiv Servis ve Ticaret AS	43	186
Genuine Parts Company (L)	1,200	97,068
Headlam Group PLC	474	2,964
Imperial Holdings, Ltd.	1,333	28,936
Inchcape PLC	4,402	43,568
John Menzies PLC	4	52
Li & Fung, Ltd.	16,000	23,317
LKQ Corp. (I)	1,500	47,790
Pacific Brands, Ltd.	5,817	4,098
Pool Corp.	400	22,452
Silver Base Group Holdings, Ltd. (I)	3,075	488
Smiths News PLC	2,505	8,306
Uni-Select, Inc.	200	4,514
VOXX International Corp. (I)	700	9,590

		315,786
Diversified Consumer Services - 0.2%
Advtech, Ltd.	11,287	7,360
American Public Education, Inc. (I)	200	7,560
Anhanguera Educacional Participacoes SA	2,400	14,359
Apollo Group, Inc., Class A (I)	800	16,648
Ascent Capital Group, Inc., Class A (I)	200	16,124
Bridgepoint Education, Inc. (I)	500	9,020
Cambium Learning Group, Inc. (I)	3,401	5,238
Career Education Corp. (I)	1,300	3,588
DeVry, Inc.	612	18,703
Educomp Solutions, Ltd. (I)	690	204
Estacio Participacoes SA	2,100	16,316
Grand Canyon Education, Inc. (I)	600	24,168
H&R Block, Inc.	1,500	39,990
Hillenbrand, Inc.	200	5,474
ITT Educational Services, Inc. (I)(L)	300	9,300
K12, Inc. (I)	500	15,440
Kroton Educacional SA	1,140	16,208
Learning Tree International, Inc. (I)	300	1,179
Lincoln Educational Services Corp.	400	1,844
Mac-Gray Corp.	400	5,824
Matthews International Corp., Class A	400	15,232
Navitas, Ltd.	2,006	11,625
Outerwall, Inc. (I)(L)	300	14,997
Raffles Education Corp., Ltd. (I)	8,799	2,069
Service Corp. International	1,300	24,206
Sotheby’s	500	24,565
Steiner Leisure, Ltd. (I)	200	11,686
Stewart Enterprises, Inc., Class A	1,600	21,024
Strayer Education, Inc.	200	8,304

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.	300	$3,639
Weight Watchers International, Inc.	400	14,948

		386,842
Hotels, Restaurants & Leisure - 1.4%
Accor SA	793	32,986
AFC Enterprises, Inc. (I)	100	4,359
Ajisen China Holdings, Ltd.	8,000	8,012
Alsea SAB de CV	5,441	15,226
Ambassadors Group, Inc.	200	690
Aristocrat Leisure, Ltd.	3,696	15,933
Autogrill SpA (I)	1,195	21,023
Bally Technologies, Inc. (I)(L)	400	28,824
Berjaya Sports Toto BHD	3,722	4,694
Betsson AB	583	17,284
Biglari Holdings, Inc. (I)	5	2,063
BJ’s Restaurants, Inc. (I)	300	8,616
Bob Evans Farms, Inc.	150	8,591
Boyd Gaming Corp. (I)	1,600	22,640
Brinker International, Inc. (L)	600	24,318
Buffalo Wild Wings, Inc. (I)	300	33,366
Bwin.Party Digital Entertainment PLC	3,922	7,754
Cafe de Coral Holdings, Ltd.	2,000	6,218
Carnival Corp.	2,217	72,363
Carnival PLC, ADR (L)	880	29,841
China Energy Development Holdings, Ltd. (I)	160,000	1,900
Chipotle Mexican Grill, Inc. (I)	100	42,870
Choice Hotels International, Inc. (L)	600	25,914
Churchill Downs, Inc.	200	17,304
City Lodge Hotels, Ltd.	313	3,793
Club Mediterranee SA (I)	311	7,339
Compass Group PLC	9,971	137,081
Cracker Barrel Old Country Store, Inc.	300	30,972
Crown, Ltd.	1,773	25,728
Darden Restaurants, Inc.	800	37,032
DineEquity, Inc.	100	6,900
Domino’s Pizza Enterprises, Ltd.	578	7,358
Domino’s Pizza, Inc.	600	40,770
Doutor Nichires Holdings Company, Ltd.	300	5,267
Echo Entertainment Group, Ltd.	4,790	12,384
Enterprise Inns PLC (I)	2,020	4,729
Flight Centre, Ltd.	476	21,464
Galaxy Entertainment Group, Ltd. (I)	6,000	42,195
Genting BHD	6,400	20,428
Genting Hong Kong, Ltd. (I)	6,000	2,398
Genting Malaysia BHD	18,600	24,091
Genting Singapore PLC	17,000	19,459
Great Canadian Gaming Corp. (I)	400	4,443
Greene King PLC	1,452	18,833
Gtech SpA	447	12,766
Hotel Properties, Ltd.	2,000	4,892
Hotel Shilla Company, Ltd.	160	9,581
Hyatt Hotels Corp., Class A (I)	500	21,480
Indian Hotels Company, Ltd.	1,727	1,333
InterContinental Hotels Group PLC, ADR	1,290	37,681
International Game Technology	1,800	34,074
Interval Leisure Group, Inc.	720	17,014
Intralot SA-Integrated Lottery Systems
& Services	1,792	3,987
Isle of Capri Casinos, Inc. (I)	600	4,536
J.D. Wetherspoon PLC	642	7,600
Jollibee Foods Corp.	3,540	13,626
Kangwon Land, Inc.	460	12,205
Kisoji Company, Ltd.	400	7,573

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Krispy Kreme Doughnuts, Inc. (I)	200	$3,868
Kuoni Reisen Holding AG	39	15,986
Ladbrokes PLC	7,440	20,336
Las Vegas Sands Corp.	1,600	106,272
Life Time Fitness, Inc. (I)	400	20,588
Luby’s, Inc. (I)(L)	139	998
Marcus Corp.	300	4,359
Marriott International, Inc., Class A	1,229	51,692
Marriott Vacations Worldwide Corp. (I)	242	10,648
Marston’s PLC	2,935	7,176
McDonald’s Corp.	3,900	375,219
Melia Hotels International SA	724	7,200
MGM Resorts International (I)	4,600	94,024
Millennium & Copthorne Hotels PLC	2,080	18,693
Minor International PCL, Foreign Shares	17,380	13,446
Mitchells & Butlers PLC (I)	2,067	13,757
Monarch Casino & Resort, Inc. (I)	200	3,796
Multimedia Games Holding Company, Inc. (I)	1,200	41,460
NH Hoteles SA (I)	580	3,007
OPAP SA	1,350	15,091
Orient-Express Hotels, Ltd., Class A (I)	1,400	18,172
Oriental Land Company, Ltd.	100	16,553
Paddy Power PLC	306	24,498
Panera Bread Company, Class A (I)	200	31,706
Papa John’s International, Inc.	200	13,976
Penn National Gaming, Inc. (I)(L)	825	45,672
Pierre & Vacances SA (I)	194	4,701
Pinnacle Entertainment, Inc. (I)	1,500	37,575
Punch Taverns PLC (I)	1,433	331
Restaurant Group PLC	2,413	20,801
Rezidor Hotel Group AB (I)	1,181	7,249
Royal Caribbean Cruises, Ltd.	1,900	72,732
Royal Holdings Company, Ltd.	700	11,148
Ruby Tuesday, Inc. (I)	1,200	9,000
Ruth’s Hospitality Group, Inc.	900	10,674
Sands China, Ltd.	4,000	24,803
Scientific Games Corp., Class A (I)	1,200	19,404
Shangri-La Asia, Ltd.	4,833	7,998
Six Flags Entertainment Corp.	802	27,100
SJM Holdings, Ltd.	6,000	16,909
SkiStar AB	355	4,557
SKYCITY Entertainment Group, Ltd.	3,284	10,918
Sodexo	357	33,331
Sonic Corp. (I)	600	10,650
Speedway Motorsports, Inc.	700	12,530
Spirit Pub Company PLC	1,433	1,660
Starbucks Corp.	3,600	277,092
Starwood Hotels & Resorts Worldwide, Inc.	1,500	99,675
Sun International, Ltd.	1,350	13,133
Tabcorp Holdings, Ltd.	5,372	16,443
Tatts Group, Ltd.	6,221	17,994
The Cheesecake Factory, Inc. (L)	500	21,975
The Hongkong & Shanghai Hotels, Ltd.	182	275
The Wendy’s Company (L)	4,304	36,498
Thomas Cook Group PLC (I)	5,446	13,530
Tim Hortons, Inc.	600	34,798
TUI AG (I)	2,754	35,223
TUI Travel PLC	4,353	25,872
Vail Resorts, Inc.	400	27,752
Whitbread PLC	1,035	49,632
William Hill PLC	8,111	52,836
WMS Industries, Inc. (I)	700	18,165
Wyndham Worldwide Corp.	1,200	73,164

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Macau, Ltd.	4,400	$15,038
Wynn Resorts, Ltd.	319	50,405
Yum! Brands, Inc.	1,479	105,586
Zensho Holdings Company, Ltd.	700	8,125

		3,429,276
Household Durables - 0.8%
Aga Rangemaster Group PLC (I)	3,162	6,580
AmTRAN Technology Company, Ltd.	9,687	6,471
Arcelik AS	2,206	12,838
Bang & Olufsen A/S (I)	260	2,663
Barratt Developments PLC (I)	569	2,843
Beazer Homes USA, Inc. (I)(L)	180	3,240
Bellway PLC	1,862	39,683
Berkeley Group Holdings PLC	769	25,833
Blyth, Inc. (L)	200	2,766
Bovis Homes Group PLC	816	9,512
Brookfield Incorporacoes SA (I)	1,946	1,414
Brookfield Residential Properties, Inc. (I)(L)	152	3,499
Casio Computer Company, Ltd.	2,000	18,568
Cavco Industries, Inc. (I)	100	5,695
Consorcio ARA SAB de CV (I)	6,000	2,411
Coway Company, Ltd.	390	21,594
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,800	13,604
D.R. Horton, Inc. (L)	3,100	60,233
Desarrolladora Homex SAB de CV (I)	2,400	851
Dorel Industries, Inc., Class B	200	7,281
Duni AB	351	3,716
Ekornes ASA	233	3,952
Electrolux AB	1,989	51,673
Ethan Allen Interiors, Inc. (L)	400	11,148
Even Construtora e Incorporadora SA	1,800	6,855
EZ Tec Empreendimentos e Participacoes SA	1,100	15,093
Fiskars Corp.	285	7,211
Forbo Holding AG	23	17,472
France Bed Holdings Company, Ltd.	1,000	2,093
Gafisa SA (I)	3,000	4,846
Garmin, Ltd. (L)	1,600	72,304
Haier Electronics Group Company, Ltd.	1,000	1,950
Harman International Industries, Inc.	600	39,738
Haseko Corp. (I)	1,400	10,092
Helen of Troy, Ltd. (I)	500	22,100
Hooker Furniture Corp.	200	2,990
Hunter Douglas NV	39	1,666
Husqvarna AB, B Shares	3,585	23,278
Jarden Corp. (I)	1,350	65,340
JM AB	800	23,283
JVC Kenwood Corp.	1,800	3,455
KB Home (L)	1,200	21,624
La-Z-Boy, Inc.	617	14,012
Leggett & Platt, Inc.	1,200	36,180
Lennar Corp., Class A (L)	1,200	42,480
Lennar Corp., Class B	59	1,690
LG Electronics, Inc.	484	32,086
Libbey, Inc. (I)	400	9,512
M/I Homes, Inc. (I)	300	6,186
MDC Holdings, Inc.	700	21,007
Meritage Homes Corp. (I)	400	17,180
Mohawk Industries, Inc. (I)	800	104,200
MRV Engenharia e Participacoes SA	2,200	9,043
NACCO Industries, Inc., Class A	100	5,542
Newell Rubbermaid, Inc.	2,300	63,250
Nexity SA	201	7,179

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Nobia AB	2,476	$19,844
NVR, Inc. (I)	100	91,919
PanaHome Corp.	1,000	6,597
Panasonic Corp.	7,900	76,569
PDG Realty SA Empreendimentos
e Participacoes (I)	8,200	9,102
Persimmon PLC	5,286	92,934
PulteGroup, Inc.	2,700	44,550
Redrow PLC	1,082	4,086
Rossi Residencial SA (I)	3,738	5,347
Sampo Corp.	21,000	6,912
SEB SA	170	14,908
Sekisui Chemical Company, Ltd.	2,000	20,428
Sekisui House, Ltd.	3,000	40,446
Sharp Corp. (I)(L)	6,000	22,154
Skyworth Digital Holdings, Ltd.	6,106	2,912
Sony Corp.	2,100	44,997
Sony Corp., ADR (L)	2,600	55,952
Standard Pacific Corp. (I)	2,300	18,193
Steinhoff International Holdings, Ltd. (I)	6,666	23,730
Sumitomo Forestry Company, Ltd.	1,300	14,109
Tatung Company, Ltd. (I)	10,000	2,619
Taylor Wimpey PLC	12,083	19,674
TCL Multimedia Technology Holdings, Ltd.	12,000	5,723
Tecnisa SA (I)	1,800	7,561
Tempur Sealy International, Inc. (I)	400	17,584
The Ryland Group, Inc. (L)	900	36,486
Token Corp.	120	6,659
Toll Brothers, Inc. (I)	1,500	48,645
TomTom NV (I)	237	1,695
Tonly Electronics Holdings, Ltd. (I)	1,200	774
Tupperware Brands Corp.	352	30,402
Universal Electronics, Inc. (I)	100	3,603
Urbi Desarrollos Urbanos SAB de CV (I)(L)	6,600	792
Videocon Industries, Ltd. (I)	482	1,375
Viver Incorporadora e Construtora SA (I)	1,527	165
Whirlpool Corp. (L)	813	119,056

		1,947,507
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (I)	1,400	437,696
B2W Cia Global do Varejo (I)	300	1,918
Expedia, Inc.	890	46,093
Home Retail Group PLC	5,710	15,557
HSN, Inc.	420	22,520
Liberty Interactive Corp., Series A (I)	4,200	98,574
N. Brown Group PLC	922	7,838
Netflix, Inc. (I)	500	154,605
Orbitz Worldwide, Inc. (I)	700	6,741
Overstock.com, Inc. (I)(L)	200	5,934
PetMed Express, Inc.	300	4,887
priceline.com, Inc. (I)	300	303,285
Scroll Corp.	400	1,144
Shutterfly, Inc. (I)	200	11,176
TripAdvisor, Inc. (I)	700	53,088
US Auto Parts Network, Inc. (I)	700	924
Wotif.com Holdings, Ltd.	1,550	6,798
Yoox SpA (I)	691	23,728

		1,202,506
Leisure Equipment & Products - 0.2%
Ability Enterprise Company, Ltd.	2,000	1,500
Accell Group	148	2,901
Altek Corp.	4,121	3,172

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Asia Optical Company, Inc. (I)	5,000	$5,347
Brunswick Corp.	500	19,955
Callaway Golf Company	1,000	7,120
Hasbro, Inc. (L)	800	37,712
JAKKS Pacific, Inc. (L)	165	741
LeapFrog Enterprises, Inc. (I)(L)	1,000	9,420
Mattel, Inc.	1,637	68,525
Mizuno Corp.	1,000	5,943
Namco Bandai Holdings, Inc.	1,400	26,185
Nikon Corp.	900	15,714
Noritsu Koki Company, Ltd.	100	670
Polaris Industries, Inc.	400	51,672
Sankyo Company, Ltd.	400	19,573
Sega Sammy Holdings, Inc.	1,100	31,865
Shimano, Inc.	400	35,790
Sturm Ruger & Company, Inc. (L)	300	18,789
Trigano SA (I)	184	3,269
Yamaha Corp.	1,100	15,756

		381,619
Media - 2.1%
Aimia, Inc.	2,100	36,595
Alma Media OYJ	1,123	4,822
Amalgamated Holdings, Ltd.	3,029	23,741
AMC Networks, Inc., Class A (I)	525	35,952
APN News & Media, Ltd. (I)	2,128	756
Arnoldo Mondadori Editore SpA (I)	2,250	2,894
ASATSU-DK, Inc.	200	5,430
Atresmedia Corp de Medios
de Comunicaion SA	49	631
Axel Springer AG	261	14,523
Belo Corp., Class A	600	8,220
Cablevision Systems Corp., Class A	1,000	16,840
CBS Corp.	100	5,533
CBS Corp., Class B	2,054	113,299
Cheil Worldwide, Inc. (I)	640	14,778
Cinemark Holdings, Inc.	1,000	31,740
Cineplex, Inc.	422	15,654
Cineworld Group PLC	2,556	15,712
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	4,100
Comcast Corp., Class A	10,582	477,777
Comcast Corp., Special Class A	2,527	109,596
Corus Entertainment, Inc.	700	16,826
CTC Media, Inc.	1,500	15,765
CTS Eventim AG	131	5,780
Daily Mail & General Trust PLC	1,678	20,704
Dentsu, Inc.	600	22,922
Digital Generation, Inc. (I)	400	5,172
DIRECTV (I)	2,220	132,645
Discovery Communications, Inc., Class A (I)	572	48,288
Discovery Communications, Inc., Series C (I)	415	32,420
DISH Network Corp., Class A	1,000	45,010
Dish TV India, Ltd. (I)	3,527	2,837
DreamWorks Animation
SKG, Inc., Class A (I)(L)	1,000	28,460
Eniro AB (I)	889	3,240
Entercom
Communications Corp., Class A (I)(L)	700	6,146
Euromoney Institutional Investor PLC	277	5,202
Eutelsat Communications	356	11,258
Fairfax Media, Ltd. (L)	23,506	11,756
Fuji Media Holdings, Inc.	500	11,010
Gannett Company, Inc.	2,500	66,975

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Glacier Media, Inc.	600	$740
Gray Television, Inc. (I)	535	4,200
Grupo Televisa SAB, ADR (L)	2,660	74,347
Gruppo Editoriale L’Espresso SpA (I)	2,310	3,394
Hakuhodo DY Holdings, Inc.	2,100	15,637
Harte-Hanks, Inc.	300	2,649
Havas SA	3,883	30,307
Hurriyet Gazetecilik AS (I)	2,696	948
Ilkka-Yhtyma OYJ	259	1,083
IMAX Corp. (I)	300	9,043
Informa PLC	4,324	36,761
IPSOS	285	10,713
ITV PLC	24,940	70,800
Jagran Prakashan, Ltd.	329	428
John Wiley & Sons, Inc., Class A (L)	500	23,845
Johnston Press PLC (I)	3,508	795
Journal Communications, Inc., Class A (I)	1,100	9,405
Kabel Deutschland Holding AG	450	52,903
Kinepolis Group NV	53	7,589
Lagardere SCA	829	26,927
Lamar Advertising Company, Class A (I)	500	23,515
Liberty Global PLC, Class A (I)	632	50,149
Liberty Global PLC, Series C (I)	722	54,460
Liberty Media Corp., Series A (I)	464	68,278
LIN Media LLC, Class A (I)	700	14,203
Live Nation Entertainment, Inc. (I)	1,976	36,655
Loral Space & Communications, Inc.	200	13,546
Media General, Inc., Class A (I)	500	7,130
Media Prima BHD	9,700	8,069
Mediaset Espana Comunicacion SA (I)	1,438	16,613
Mediaset SpA (I)	4,833	19,641
Meredith Corp. (L)	500	23,810
Mood Media Corp. (I)	103	67
Morningstar, Inc.	503	39,868
Naspers, Ltd.	1,063	98,063
National CineMedia, Inc.	700	13,202
News Corp., Class A (I)	1,900	30,514
News Corp., Class A (I)	498	8,182
NRJ Group (I)	256	2,408
Omnicom Group, Inc.	1,165	73,908
Pearson PLC, ADR	4,443	90,371
Promotora de Informaciones SA (I)	515	226
Publicis Groupe SA	887	70,606
PubliGroupe SA	25	2,722
Quebecor, Inc.	600	14,230
REA Group, Ltd.	226	7,968
Reed Elsevier NV	2,667	53,600
Reed Elsevier PLC, ADR	610	32,885
Regal Entertainment Group, Class A (L)	900	17,082
Rightmove PLC	657	25,230
Sanoma OYJ	694	5,798
Schibsted ASA	400	20,624
Scholastic Corp.	400	11,460
Scripps Networks Interactive, Inc., Class A	700	54,677
SES SA	961	27,506
Seven West Media, Ltd.	1,122	2,513
Shaw Communications, Inc., Class B (L)	1,500	34,833
Singapore Press Holdings, Ltd.	5,000	16,386
Sirius XM Radio, Inc.	7,357	28,472
Sky Network Television, Ltd.	2,275	10,983
SKY Perfect JSAT Holdings, Inc.	1,600	8,353
Societe Television Francaise 1	400	6,965
Solocal Group (I)	975	2,240

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Southern Cross Media Group, Ltd.	7,663	$12,622
Starz - Liberty Capital (I)	1,005	28,271
STW Communications Group, Ltd.	4,307	6,571
Telegraaf Media Groep NV	304	5,342
Ten Network Holdings, Ltd. (I)	18,724	5,068
The EW Scripps Company, Class A (I)	800	14,680
The Interpublic Group of Companies, Inc.	3,900	67,002
The Madison Square Garden, Inc., Class A (I)	625	36,294
The New York Times Company, Class A (L)	1,400	17,598
The Walt Disney Company	10,266	662,054
Thomson Reuters Corp.	1,127	39,410
Time Warner Cable, Inc.	1,640	183,024
Time Warner, Inc.	6,317	415,722
Times Media Group, Ltd. (I)	1,017	2,028
Toho Company, Ltd.	100	2,089
Torstar Corp., Class B	400	2,051
Trinity Mirror PLC (I)	1,806	3,621
TV Azteca SA de CV	15,400	8,636
TVN SA	1,226	5,543
Twenty-first Century Fox, Inc.	1,994	66,600
Twenty-First Century Fox, Inc., Class A	7,600	254,600
UBM PLC	2,888	33,435
Valassis Communications, Inc.	200	5,776
Viacom, Inc., Class B	2,000	167,160
Vocento SA (I)	703	1,135
VODone, Ltd. (I)	30,800	2,268
Wolters Kluwer NV	1,825	46,993
Woongjin Thinkbig Company, Ltd. (I)	440	2,657
World Wrestling Entertainment, Inc., Class A	500	5,085
WPP PLC, ADR (L)	1,402	144,322
Zenrin Company, Ltd.	500	5,621
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	2,647	15,761

		5,230,573
Multiline Retail - 0.5%
Aeon Company BHD	1,500	7,089
Big Lots, Inc. (I)	600	22,254
Canadian Tire Corp., Ltd. (L)	400	35,427
David Jones, Ltd.	5,125	13,821
Debenhams PLC	18,950	31,309
Dillard’s, Inc., Class A (L)	500	39,150
Dollar Tree, Inc. (I)	1,400	80,024
Dollarama, Inc.	362	29,419
Don Quijote Company, Ltd.	200	12,554
El Puerto de Liverpool SAB de CV	1,200	13,550
Family Dollar Stores, Inc.	600	43,212
Fred’s, Inc., Class A (L)	300	4,695
Golden Eagle Retail Group, Ltd.	3,000	4,678
H20 Retailing Corp.	1,000	8,287
Hyundai Department Store Company, Ltd.	96	14,365
Hyundai Greenfood Company, Ltd.	450	7,205
Intime Retail Group Company, Ltd.	7,000	7,669
Isetan Mitsukoshi Holdings, Ltd.	2,600	38,694
J Front Retailing Company, Ltd.	3,000	24,381
J.C. Penney Company, Inc. (I)(L)	2,000	17,640
Kering	344	77,130
Kohl’s Corp.	1,942	100,499
Lojas Renner SA	600	17,199
Lotte Shopping Company, Ltd.	69	24,435
Macy’s, Inc.	2,000	86,540
Marks & Spencer Group PLC	7,943	63,875
Marui Group Company, Ltd.	1,500	14,099
Mitra Adiperkasa Tbk PT	6,000	3,192

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Myer Holdings, Ltd. (L)	6,514	$15,872
New World Department Store China, Ltd.	8,000	4,197
Next PLC	566	47,326
Nordstrom, Inc.	1,300	73,060
Parkson Holdings BHD	5,712	6,732
Ramayana Lestari Sentosa Tbk PT	106,000	11,086
Ripley Corp. SA	7,726	7,041
Saks, Inc. (I)(L)	1,600	25,504
Sears Canada, Inc.	256	3,132
Sears Holdings Corp. (I)(L)	600	35,784
Shinsegae Company, Ltd.	42	9,032
Stockmann OYJ ABP, Series B	271	4,630
Target Corp.	3,500	223,930
The Reject Shop, Ltd.	168	2,743
Tuesday Morning Corp. (I)	900	13,743
Woolworths Holdings, Ltd.	4,691	34,654

		1,360,858
Specialty Retail - 1.5%
Aaron’s, Inc.	650	18,005
ABC-MART, Inc.	100	4,879
Abercrombie & Fitch Company, Class A (L)	600	21,222
Advance Auto Parts, Inc.	500	41,340
Aeropostale, Inc. (I)(L)	697	6,552
America’s Car-Mart, Inc. (I)	200	9,022
American Eagle Outfitters, Inc.	1,879	26,287
ANN, Inc. (I)	300	10,866
Aoyama Trading Company, Ltd.	300	8,192
ARB Corp., Ltd.	509	6,001
Asbury Automotive Group, Inc. (I)(L)	500	26,600
Ascena Retail Group, Inc. (I)	1,600	31,888
Automotive Holdings Group	166	598
AutoNation, Inc. (I)	300	15,651
AutoZone, Inc. (I)	100	42,273
Barnes & Noble, Inc. (I)(L)	1,000	12,940
Bed Bath & Beyond, Inc. (I)	1,092	84,477
Belle International Holdings, Ltd.	17,000	24,656
Best Buy Company, Inc.	3,100	116,250
Best Denki Company, Ltd. (I)	500	802
Beter Bed Holding NV	234	5,275
Big 5 Sporting Goods Corp.	400	6,432
Bilia AB	225	4,895
BMTC Group, Inc., Class A (I)	200	2,522
Brown Shoe Company, Inc.	800	18,776
Build-A-Bear Workshop, Inc. (I)	600	4,188
Cabela’s, Inc. (I)	800	50,424
CarMax, Inc. (I)	1,700	82,399
Charles Voegele Holding AG (I)	176	2,304
Chico’s FAS, Inc.	1,500	24,990
Chiyoda Company, Ltd.	200	4,258
Cia Hering	800	12,143
Citi Trends, Inc. (I)	300	5,244
Clas Ohlson AB	376	6,015
Conn’s, Inc. (I)(L)	988	49,440
CST Brands, Inc. (L)	433	12,903
DCM Holdings Company, Ltd.	1,400	9,946
Delticom AG	67	3,777
Destination Maternity Corp.	200	6,360
Destination XL Group, Inc. (I)	800	5,176
Dick’s Sporting Goods, Inc.	600	32,028
Dickson Concepts International, Ltd.	7,500	4,514
Dixons Retail PLC (I)	27,929	21,109
DSW, Inc., Class A	286	24,402
Dufry AG (I)	164	24,663

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Dunelm Group PLC	675	$10,113
EDION Corp.	500	2,505
Esprit Holdings, Ltd.	10,969	17,576
Express, Inc. (I)	700	16,513
Fast Retailing Company, Ltd.	200	75,463
Fielmann AG	101	10,699
Foot Locker, Inc.	1,400	47,516
Fourlis Holdings SA (I)	160	742
GameStop Corp., Class A	1,000	49,650
Genesco, Inc. (I)	400	26,232
Giordano International, Ltd.	8,000	7,311
GNC Holdings, Inc., Class A	900	49,167
GOME Electrical Appliances Holdings, Ltd.	74,000	9,462
Group 1 Automotive, Inc.	342	26,567
Groupe Fnac (I)	43	1,148
Guess?, Inc. (L)	800	23,880
Halfords Group PLC	1,000	6,380
Haverty Furniture Companies, Inc.	300	7,359
Hennes & Mauritz AB, B Shares	2,486	108,122
Hibbett Sports, Inc. (I)(L)	200	11,230
Howden Joinery Group PLC	6,088	28,717
Inditex SA	970	149,893
JB Hi-Fi, Ltd.	480	9,384
JD Group, Ltd. (L)	2,907	9,056
Jos A. Bank Clothiers, Inc. (I)	300	13,188
JUMBO SA (I)	213	2,656
Kingfisher PLC	12,489	77,925
Kirkland’s, Inc. (I)	500	9,220
Kohnan Shoji Company, Ltd.	300	3,296
L Brands, Inc.	1,000	61,100
Leon’s Furniture, Ltd.	300	3,786
Lewis Group, Ltd.	1,301	8,464
Lowe’s Companies, Inc.	5,589	266,092
MarineMax, Inc. (I)	200	2,440
Mobilezone Holding AG	918	10,000
Monro Muffler Brake, Inc. (L)	300	13,947
Murphy USA, Inc. (I)	325	13,127
New York & Company, Inc. (I)	200	1,156
Nishimatsuya Chain Company, Ltd.	100	804
Nitori Holdings Company, Ltd.	50	4,586
O’Reilly Automotive, Inc. (I)	700	89,313
OfficeMax, Inc.	1,000	12,790
OSIM International, Ltd.	1,000	1,535
Pendragon PLC	26,477	14,577
Penske Automotive Group, Inc. (L)	897	38,329
PetSmart, Inc.	700	53,382
Pier 1 Imports, Inc.	900	17,568
Point, Inc.	250	11,913
Premier Investments, Ltd.	906	7,315
RadioShack Corp. (I)	1,730	5,899
Reitmans Canada, Ltd., Class A	500	3,645
Rent-A-Center, Inc. (L)	500	19,050
RONA, Inc.	1,300	14,943
Ross Stores, Inc.	1,300	94,640
Sally Beauty Holdings, Inc. (I)(L)	1,109	29,011
Select Comfort Corp. (I)(L)	500	12,175
Shoe Carnival, Inc.	450	12,155
Signet Jewelers, Ltd.	876	62,765
Sonic Automotive, Inc., Class A	600	14,280
Stage Stores, Inc. (L)	500	9,600
Staples, Inc.	6,225	91,196
Super Cheap Auto Group, Ltd.	1,220	14,775
Super Group, Ltd. (I)	7,139	17,314

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Systemax, Inc.	700	$6,489
The Buckle, Inc. (L)	350	18,918
The Cato Corp., Class A	400	11,192
The Children’s Place Retail Stores, Inc. (I)	200	11,572
The Finish Line, Inc., Class A	300	7,461
The Foschini Group, Ltd. (L)	1,414	14,629
The Gap, Inc.	1,328	53,492
The Home Depot, Inc.	5,052	383,194
The Men’s Wearhouse, Inc.	600	20,430
The Pep Boys - Manny, Moe & Jack (I)(L)	1,100	13,717
The Wet Seal, Inc., Class A (I)	2,000	7,860
Tiffany & Company	700	53,634
TJX Companies, Inc.	2,411	135,956
Tractor Supply Company	800	53,736
Truworths International, Ltd.	2,007	17,985
Ulta Salon Cosmetics & Fragrance, Inc. (I)	356	42,528
Urban Outfitters, Inc. (I)	800	29,416
Valora Holding AG	66	14,966
Vitamin Shoppe, Inc. (I)	300	13,125
West Marine, Inc. (I)	300	3,660
WH Smith PLC	730	9,776
Williams-Sonoma, Inc.	600	33,720
Yamada Denki Company, Ltd.	4,300	12,717
Zale Corp. (I)	300	4,560

		3,752,059
Textiles, Apparel & Luxury Goods - 0.7%
361 Degrees International, Ltd.	9,000	2,215
Adidas AG	972	105,556
Anta Sports Products, Ltd.	1,000	1,280
Asics Corp.	1,000	17,339
Billabong International, Ltd. (I)	6,621	2,319
Bosideng International Holdings, Ltd.	32,000	7,751
Burberry Group PLC	1,623	42,981
Carter’s, Inc.	800	60,712
CCC SA	20	719
China Dongxiang Group Company	27,000	4,200
Christian Dior SA	189	37,080
Cie Financiere Richemont SA	1,933	193,178
Coach, Inc.	1,300	70,889
Columbia Sportswear Company	400	24,092
Crocs, Inc. (I)	900	12,249
Daphne International Holdings, Ltd.	10,000	6,056
Deckers Outdoor Corp. (I)(L)	400	26,368
Fila Korea, Ltd.	67	4,365
Fossil Group, Inc. (I)	407	47,310
G-III Apparel Group, Ltd. (I)	200	10,918
Geox SpA	1,356	3,710
Gildan Activewear, Inc.	600	27,843
Grendene SA	1,900	16,923
Gunze, Ltd.	3,000	8,173
Handsome Company, Ltd.	150	4,022
Hanesbrands, Inc.	800	49,848
IC Companys A/S	52	1,573
Iconix Brand Group, Inc. (I)	200	6,644
Japan Wool Textile Company, Ltd.	1,000	7,913
Kurabo Industries, Ltd.	3,000	5,084
LG Fashion Corp.	100	2,811
Li Ning Company, Ltd. (I)	7,500	5,908
LPP SA	4	11,080
Lululemon Athletica, Inc. (I)(L)	664	48,532
Luxottica Group SpA	390	20,746
Luxottica Group SpA, ADR	10	526
LVMH Moet Hennessy Louis Vuitton SA	682	134,412

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Maidenform Brands, Inc. (I)	400	$9,396
Makalot Industrial Company, Ltd.	1,000	5,034
Ming Fung Jewellery Group, Ltd. (I)	90,000	2,959
Movado Group, Inc.	300	13,125
New Wave Group AB	1,015	5,528
NIKE, Inc., Class B	2,756	200,196
Onward Holdings Company, Ltd.	1,000	8,825
Oxford Industries, Inc.	100	6,798
Peak Sport Products Company, Ltd.	8,000	1,914
Perry Ellis International, Inc.	200	3,768
Ports Design, Ltd.	2,500	1,756
Pou Chen Corp.	11,596	13,516
PVH Corp.	772	91,629
Quiksilver, Inc. (I)	1,800	12,654
Ralph Lauren Corp.	300	49,419
RG Barry Corp.	344	6,505
Ruentex Industries, Ltd.	730	1,831
Safilo Group SpA (I)	447	8,796
Sanyo Shokai, Ltd.	1,000	2,602
Seiko Holdings Corp.	1,000	4,270
Seiren Company, Ltd.	500	3,398
Shinkong Textile Company, Ltd.	1,000	1,309
Skechers U.S.A., Inc., Class A (I)	400	12,444
Stella International Holdings, Ltd.	4,000	10,277
Steven Madden, Ltd. (I)	450	24,224
Taiwan Paiho, Ltd.	3,210	3,753
Texhong Textile Group, Ltd. (I)	12,000	21,640
The Jones Group, Inc.	1,300	19,513
The Swatch Group AG	69	7,769
The Swatch Group AG, Bearer Shares	111	71,606
Tod’s SpA	46	8,625
TSI Holdings Company, Ltd.	1,000	6,779
Under Armour, Inc., Class A (I)(L)	350	27,808
Unifi, Inc. (I)	466	10,886
Van de Velde NV (I)	98	4,575
Vera Bradley, Inc. (I)(L)	400	8,224
VF Corp.	361	71,857
Wacoal Holdings Corp.	1,000	10,666
Weiqiao Textile Company, H Shares	11,000	6,435
XTEP International Holdings	14,500	6,851
Youngone Holdings Company, Ltd.	130	7,500
Yue Yuen Industrial Holdings, Ltd.	4,000	11,095

		1,841,080

		24,328,939
Consumer Staples - 5.9%
Beverages - 1.1%
A.G.Barr PLC	674	5,756
Anadolu Efes Biracilik Ve Malt Sanayii AS	846	9,802
Anheuser-Busch InBev NV	2,015	200,277
Arca Continental SAB de CV	2,239	13,941
Asahi Group Holdings, Ltd.	1,100	28,947
Beam, Inc.	1,405	90,833
Brown-Forman Corp., Class B	675	45,988
C&C Group PLC	2,122	11,485
Carlsberg A/S	401	41,307
Cia Cervecerias Unidas SA, ADR	567	15,088
Coca-Cola Amatil, Ltd.	2,260	25,852
Coca-Cola Bottling Company Consolidated	100	6,262
Coca-Cola Central Japan Company, Ltd.	790	12,710
Coca-Cola Enterprises, Inc.	2,400	96,504
Coca-Cola Femsa SAB de CV, ADR (L)	140	17,637
Coca-Cola HBC AG, ADR	1,000	29,870

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola West Company, Ltd.	700	$14,002
Companhia de Bebidas das Americas, ADR	2,000	76,700
Constellation Brands, Inc., Class A (I)	2,001	114,857
Cott Corp.	800	6,143
Davide Campari Milano SpA	2,064	17,898
Diageo PLC, ADR	1,505	191,255
Dr. Pepper Snapple Group, Inc.	1,300	58,266
Fomento Economico Mexicano SAB
de CV, ADR	600	58,254
Guinness Anchor BHD	1,000	5,272
Heineken NV	837	59,271
Hey Song Corp.	2,000	2,102
Hite Jinro Company, Ltd.	291	7,408
Hitejinro Holdings Company, Ltd.	51	593
ITO EN, Ltd.	400	9,108
Kirin Holdings Company, Ltd.	3,000	43,846
Laurent-Perrier SA	19	1,703
Lotte Chilsung Beverage Company, Ltd.	10	15,782
Molson Coors Brewing Company, Class B	1,400	70,182
Monster Beverage Corp. (I)	793	41,434
National Beverage Corp.	651	11,627
Olvi OYJ	100	3,506
PepsiCo, Inc.	5,240	416,580
Pernod-Ricard SA	632	78,524
Remy Cointreau SA	197	20,997
Royal Unibrew AS	164	19,485
SABMiller PLC	2,908	148,238
Sapporo Holdings, Ltd.	2,000	8,706
The Coca-Cola Company	14,758	559,033
Treasury Wine Estates, Ltd.	2,862	11,806
Tsingtao Brewery Company, Ltd., H Shares	2,000	15,228
United Spirits, Ltd.	763	30,883
Vina Concha y Toro SA, ADR	300	11,040

		2,781,988
Food & Staples Retailing - 1.4%
Aeon Company, Ltd.	1,900	26,242
Alimentation Couche Tard, Inc.	600	37,408
Arcs Company, Ltd.	500	9,234
Axfood AB	100	4,886
BIM Birlesik Magazalar AS	824	16,975
Booker Group PLC	1,351	2,949
Carrefour SA	2,897	99,289
Casey’s General Stores, Inc.	400	29,400
Casino Guichard Perrachon SA	268	27,633
Cencosud SA	3,656	16,326
China Resources Enterprises, Ltd.	4,000	12,728
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR (L)	500	23,010
Clicks Group, Ltd.	2,382	12,986
Colruyt SA	325	18,044
Costco Wholesale Corp.	1,800	207,216
CP ALL PCL	5,600	6,311
CVS Caremark Corp.	6,742	382,609
Delhaize Group (L)	495	31,215
Distribuidora Internacional
de Alimentacion SA	2,447	21,303
E-Mart Company, Ltd.	121	27,171
Emperia Holding SA	170	3,892
Empire Company, Ltd.	200	14,440
Eurocash SA	556	8,565
FamilyMart Company, Ltd.	300	12,999
George Weston, Ltd.	200	15,729
Greggs PLC	350	2,401

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Harris Teeter Supermarkets, Inc.	400	$19,676
Heng Tai Consumables Group, Ltd. (I)	7,875	141
ICA Gruppen AB (I)	156	4,804
Inageya Company, Ltd.	200	2,061
Ingles Markets, Inc., Class A	100	2,873
Izumiya Company, Ltd.	1,000	4,631
J Sainsbury PLC	5,822	36,941
Jeronimo Martins SGPS SA	839	17,234
Kesko OYJ, B Shares	469	14,076
Koninklijke Ahold NV	4,990	86,460
Lawson, Inc.	300	23,547
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	3,013
Liquor Stores N.A., Ltd.	149	2,307
Loblaw Companies, Ltd.	500	22,091
Massmart Holdings, Ltd.	579	9,694
Matsumotokiyoshi Holdings Company, Ltd.	500	16,197
Metcash, Ltd.	4,536	13,561
Metro AG	661	26,226
Metro, Inc.	500	31,275
Nash Finch Company	200	5,282
Organizacion Soriana SAB de CV, Series B (I)	5,100	16,485
Pick’n Pay Stores, Ltd.	1,977	8,192
President Chain Store Corp.	2,000	14,447
Pricesmart, Inc. (L)	300	28,572
Raia Drogasil SA	1,300	10,752
Rallye SA	382	13,960
Safeway, Inc.	2,000	63,980
Seven & I Holdings Company, Ltd.	2,500	91,572
Shoppers Drug Mart Corp.	1,116	64,270
Shoprite Holdings, Ltd.	1,492	24,540
Shufersal, Ltd.	1,097	4,725
Sligro Food Group NV	122	4,986
Spartan Stores, Inc.	200	4,412
Susser Holdings Corp. (I)(L)	200	10,630
Sysco Corp. (L)	2,459	78,270
Taiwan TEA Corp. (I)	18,218	12,420
Tesco PLC	25,933	150,761
The Andersons, Inc.	300	20,970
The Fresh Market, Inc. (I)	200	9,462
The Kroger Company	2,040	82,294
The Pantry, Inc. (I)	300	3,324
The Spar Group, Ltd.	1,244	14,999
Tsuruha Holdings, Inc.	100	8,828
United Natural Foods, Inc. (I)	500	33,610
UNY Company, Ltd.	1,000	6,463
Valor Company, Ltd.	500	7,589
Wal-Mart de Mexico SAB de CV	12,014	31,445
Wal-Mart Stores, Inc.	7,655	566,164
Walgreen Company	4,220	227,036
Weis Markets, Inc.	300	14,682
Wesfarmers, Ltd.	4,414	169,446
Whole Foods Market, Inc.	1,400	81,900
WM Morrison Supermarkets PLC	12,393	56,188
Woolworths, Ltd.	3,379	110,374
X5 Retail Group NV, GDR (I)	473	7,833
Yokohama Reito Company, Ltd.	1,000	8,259

		3,476,891
Food Products - 1.7%
AarhusKarlshamn AB	127	7,936
Afgri, Ltd.	8,620	5,659
Ajinomoto Company, Inc.	2,000	26,334
Alico, Inc.	100	4,117

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Archer-Daniels-Midland Company	4,059	$149,534
Aryzta AG	591	39,504
Asian Citrus Holdings, Ltd.	1,000	350
Associated British Foods PLC	1,953	59,377
Astra Agro Lestari Tbk PT	2,000	3,370
Astral Foods, Ltd.	425	4,023
Atria PLC	525	5,570
Austevoll Seafood ASA	935	5,211
AVI, Ltd.	4,242	25,315
B&G Foods, Inc.	100	3,455
Bakrie Sumatera Plantations Tbk PT (I)	124,000	536
Barry Callebaut AG	15	15,052
Binggrae Company, Ltd.	108	9,693
Bisi International PT	47,500	2,505
Bonduelle SCA	240	5,841
Bongrain SA	43	2,948
Boulder Brands, Inc. (I)(L)	1,172	18,799
BRF - Brasil Foods SA, ADR	2,654	65,103
Bunge, Ltd.	1,300	98,683
Calavo Growers, Inc.	300	9,072
Campbell Soup Company	1,544	62,856
Campofrio Food Group SA (I)	204	1,546
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	3,275
Charoen Pokphand Foods PCL	9,600	7,366
Charoen Pokphand Indonesia Tbk PT	44,500	13,067
China Agri-Industries Holdings, Ltd.	13,000	6,163
China Foods, Ltd. (I)	6,000	2,160
China Huiyuan Juice Group, Ltd. (I)	11,000	7,146
China Mengniu Dairy Company, Ltd.	8,000	35,825
China Yurun Food Group, Ltd. (I)	10,000	6,469
CJ CheilJedang Corp.	55	14,158
ConAgra Foods, Inc.	2,241	67,992
CSM NV	381	9,226
Dairy Crest Group PLC	1,305	9,630
Danone SA	1,531	115,275
Darling International, Inc. (I)	1,200	25,392
Dean Foods Company (I)	1,150	22,195
Deoleo SA (I)	2,018	1,095
Diamond Foods, Inc. (I)	300	7,074
East Asiatic Company, Ltd. AS (I)	298	5,035
Ebro Foods SA	866	19,565
Elders, Ltd. (I)	1,707	176
Empresas Iansa SA	65,744	2,787
Flowers Foods, Inc.	2,175	46,632
Fresh Del Monte Produce, Inc.	538	15,968
Fuji Oil Company, Ltd. (I)	400	6,957
General Mills, Inc.	2,600	124,592
Genting Plantations BHD	2,500	7,213
Glanbia PLC	1,295	16,961
Global Bio-Chem Technology
Group Company, Ltd. (I)	14,000	1,002
Golden Agri-Resources, Ltd.	35,000	14,518
Goodman Fielder, Ltd.	25,003	16,563
GrainCorp., Ltd.	1,190	13,712
Green Mountain Coffee Roasters, Inc. (I)	950	71,564
Greencore Group PLC	975	2,330
Gruma SAB de CV, ADR (I)	200	4,442
Grupo Bimbo SAB de CV	7,300	22,553
Grupo Herdez SAB de CV	2,700	9,128
Grupo Nutresa SA	700	9,995
Hillshire Brands Company	440	13,526
Hormel Foods Corp.	1,394	58,715
House Food Corp.	500	7,779

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Illovo Sugar, Ltd.	1,857	$5,918
Indofood Agri Resources, Ltd.	4,000	2,513
Indofood Sukses Makmur Tbk PT	31,000	18,918
Industrias Bachoco SAB de CV, ADR	383	15,117
Ingredion, Inc.	700	46,319
IOI Corp. BHD	11,153	18,346
J&J Snack Foods Corp.	190	15,337
Japfa Comfeed Indonesia Tbk PT	20,000	2,401
JBS SA	2,900	10,141
Kagome Company, Ltd.	200	3,388
Kameda Seika Company, Ltd.	400	11,978
Kellogg Company	928	54,501
Kernel Holding SA (I)	123	1,941
Kerry Group PLC	639	38,943
Kewpie Corp.	900	14,308
KEY Coffee, Inc.	300	4,771
Kikkoman Corp.	1,000	18,338
Kraft Foods Group, Inc.	1,961	102,835
Kuala Lumpur Kepong BHD	1,300	9,036
KWS Saat AG	30	10,433
Lancaster Colony Corp.	200	15,658
Lifeway Foods, Inc. (L)	200	2,702
Lotte Confectionery Company, Ltd.	5	7,921
M Dias Branco SA	300	13,807
Maple Leaf Foods, Inc.	1,300	16,685
Marfrig Alimentos SA (I)	1,000	2,730
Marine Harvest ASA	21,345	22,795
Marudai Food Company, Ltd.	2,000	6,480
Maruha Nichiro Holdings, Inc.	3,000	5,696
Mayora Indah Tbk PT	5,000	13,675
McCormick & Company, Inc., Non-
Voting Shares	800	51,760
Mead Johnson Nutrition Company	800	59,408
Megmilk Snow Brand Company, Ltd.	500	7,368
Mondelez International, Inc., Class A	8,525	267,856
Morinaga Milk Industry Company, Ltd.	3,000	9,443
Nestle India, Ltd.	107	8,807
Nestle Malaysia BHD	400	8,346
Nestle SA	9,400	658,396
NICHIREI Corp.	2,000	10,912
Nippon Flour Mills Company, Ltd.	1,000	5,029
Nippon Meat Packers, Inc.	1,000	14,351
Nippon Suisan Kaisha, Ltd. (I)	1,200	2,584
Nisshin Oillio Group, Ltd.	2,000	6,954
Nisshin Seifun Group, Inc.	1,650	16,675
Nissin Food Products Company, Ltd.	300	12,333
NongShim Company, Ltd.	25	5,972
Nutreco NV	398	20,797
Oceanus Group, Ltd. (I)	21,000	368
Orion Corp.	21	18,628
Orkla ASA	4,826	35,158
Osem Investments, Ltd.	13	291
Parmalat SpA	324	1,086
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	1,484
Pilgrim’s Pride Corp. (I)	2,656	44,594
Pioneer Foods, Ltd.	1,044	9,095
Post Holdings, Inc. (I)	300	12,111
PPB Group BHD	2,500	10,906
Premier Foods PLC (I)	5,155	13,021
REI Agro, Ltd.	10,562	1,342
Ridley Corp., Ltd.	3,902	3,022
Sampoerna Agro Tbk PT	18,000	2,782

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Samyang Holdings Corp.	135	$11,184
Sanderson Farms, Inc.	200	13,048
Sao Martinho SA	500	6,542
Saputo, Inc.	500	23,722
Seneca Foods Corp., Class A (I)	200	6,018
Shenguan Holdings Group, Ltd.	8,000	3,393
Sipef SA	36	2,453
SLC Agricola SA	200	1,983
Snyders-Lance, Inc.	900	25,965
Tata Global Beverages, Ltd.	3,900	8,945
Tate & Lyle PLC	2,335	27,847
The Hain Celestial Group, Inc. (I)(L)	500	38,560
The Hershey Company	600	55,500
The J.M. Smucker Company	1,000	105,040
Tiger Brands, Ltd.	908	27,044
Tingyi Cayman Islands Holding Corp.	10,000	26,470
Tongaat Hulett, Ltd.	519	6,203
TreeHouse Foods, Inc. (I)	200	13,366
Tyson Foods, Inc., Class A	2,900	82,012
Uni-President Enterprises Corp.	16,013	29,851
Unilever NV	4,041	157,256
Unilever PLC, ADR (L)	3,146	121,373
Viscofan SA	232	13,269
Vitasoy International Holdings, Ltd.	2,000	2,527
Want Want China Holdings, Ltd.	27,000	40,987
WhiteWave Foods Company, Class A (I)	587	11,722
Wilmar International, Ltd.	7,000	17,692
Yakult Honsha Company, Ltd.	300	15,057
Yamazaki Baking Company, Ltd.	1,000	10,810

		4,217,959
Household Products - 0.8%
Central Garden & Pet Company (I)	400	2,816
Central Garden & Pet Company, Class A (I)	300	2,055
Church & Dwight Company, Inc.	1,000	60,050
Colgate-Palmolive Company	3,492	207,076
Energizer Holdings, Inc.	500	45,575
Henkel AG & Company, KGaA	449	39,765
Kimberly-Clark Corp.	1,400	131,908
Kimberly-Clark de Mexico SAB de CV	9,000	26,313
LG Household & Health Care, Ltd.	26	13,149
Lion Corp.	1,000	6,104
McBride PLC	1,475	2,902
NVC Lighting Holdings, Ltd.	3,000	744
PZ Cussons PLC	1,458	9,771
Reckitt Benckiser Group PLC	1,506	110,200
Spectrum Brands Holdings, Inc.	600	39,504
Svenska Cellulosa AB (B Shares)	3,599	90,813
The Clorox Company	600	49,032
The Procter & Gamble Company	14,177	1,071,639
Unicharm Corp.	200	11,707
Vinda International Holdings, Ltd.	3,000	4,228
WD-40 Company	94	6,101

		1,931,452
Personal Products - 0.3%
Amorepacific Corp.	14	11,780
AMOREPACIFIC Group	43	15,721
Atrium Innovations, Inc. (I)	65	1,104
Avon Products, Inc.	2,200	45,320
Beiersdorf AG	429	38,095
Blackmores, Ltd.	69	1,800
Colgate-Palmolive India, Ltd.	468	9,276
Dabur India, Ltd.	4,276	11,534

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Elizabeth Arden, Inc. (I)	300	$11,076
Fancl Corp.	300	3,654
Gillette India, Ltd.	134	4,529
Hengan International Group Company, Ltd.	3,000	35,066
Herbalife, Ltd. (L)	600	41,862
Hypermarcas SA	1,400	11,295
Inter Parfums, Inc.	500	14,995
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,118
Kao Corp.	1,600	49,994
Kobayashi Pharmaceutical Company, Ltd.	200	11,465
Kose Corp.	200	5,794
L’Oreal SA	506	86,933
Natura Cosmeticos SA	600	13,401
Nu Skin Enterprises, Inc., Class A	700	67,018
Nutraceutical International Corp.	300	7,122
Prestige Brands Holdings, Inc. (I)	1,300	39,156
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,297
Revlon, Inc., Class A (I)	600	16,662
Shiseido Company, Ltd.	1,400	25,219
The Estee Lauder Companies, Inc., Class A	1,000	69,900
USANA Health Sciences, Inc. (I)	200	17,358

		670,544
Tobacco - 0.6%
Alliance One International, Inc. (I)	2,600	7,566
Altria Group, Inc.	7,764	266,693
British American Tobacco Malaysia BHD	800	15,759
British American Tobacco PLC, ADR	2,442	256,776
Gudang Garam Tbk PT	2,000	6,050
Imperial Tobacco Group PLC	2,651	98,220
Imperial Tobacco Group, ADR	219	16,239
ITC, Ltd.	6,318	34,170
Japan Tobacco, Inc.	2,600	93,881
KT&G Corp.	357	25,588
Lorillard, Inc.	1,500	67,170
Philip Morris International, Inc.	5,638	488,194
Reynolds American, Inc.	1,500	73,170
Souza Cruz SA	1,300	15,515
Swedish Match AB	675	23,827
Universal Corp. (L)	150	7,640
Vector Group, Ltd. (L)	628	10,109

		1,506,567

		14,585,401
Energy - 6.4%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	700	9,833
AMEC PLC	1,953	33,987
Archer, Ltd. (I)	243	229
Atwood Oceanics, Inc. (I)	600	33,024
Baker Hughes, Inc.	2,588	127,071
Basic Energy Services, Inc. (I)	600	7,584
BGR Energy Systems, Ltd.	542	955
Bourbon SA	231	6,036
Bristow Group, Inc.	400	29,104
BW Offshore, Ltd.	2,640	3,581
Calfrac Well Services, Ltd.	200	6,077
Cameron International Corp. (I)	1,100	64,207
Canyon Services Group, Inc.	650	7,408
CGG SA (I)	928	21,396
CGG SA, ADR	435	10,027

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
China Oilfield Services, Ltd., H Shares	10,000	$25,073
Core Laboratories NV	83	14,044
Dawson Geophysical Company (I)	200	6,494
Diamond Offshore Drilling, Inc. (L)	900	56,088
DOF ASA (I)	400	1,890
Dresser-Rand Group, Inc. (I)	600	37,440
Dril-Quip, Inc. (I)	300	34,425
Exterran Holdings, Inc. (I)	1,200	33,084
Farstad Shipping ASA	96	2,076
FMC Technologies, Inc. (I)	1,300	72,046
Fred Olsen Energy ASA	80	3,554
Fugro NV	525	32,031
Gulf Island Fabrication, Inc.	100	2,451
Gulfmark Offshore, Inc., Class A	400	20,356
Halliburton Company	4,800	231,120
Helix Energy Solutions Group, Inc. (I)	900	22,833
Helmerich & Payne, Inc. (L)	900	62,055
Hornbeck Offshore Services, Inc. (I)	600	34,464
Hunting PLC	1,178	15,226
Integra Group Holdings (I)	13	188
ION Geophysical Corp. (I)	1,500	7,800
John Wood Group PLC	2,377	30,896
Key Energy Services, Inc. (I)	1,400	10,206
KNM Group BHD (I)	6,100	768
Kvaerner ASA	700	1,154
Lamprell PLC (I)	243	549
Matrix Service Company (I)	500	9,810
McDermott International, Inc. (I)	1,600	11,888
Modec, Inc.	100	3,139
Nabors Industries, Ltd.	2,700	43,362
National Oilwell Varco, Inc.	2,601	203,164
Natural Gas Services Group, Inc. (I)	100	2,682
Newpark Resources, Inc. (I)	1,011	12,799
Noble Corp.	1,023	38,639
North American Energy Partners, Inc. (I)	700	3,806
Nuverra Environmental Solutions, Inc. (I)(L)	1,600	3,664
Oceaneering International, Inc.	800	64,992
Oil States International, Inc. (I)	500	51,730
Parker Drilling Company (I)	2,500	14,250
Pason Systems, Inc.	600	13,228
Patterson-UTI Energy, Inc.	1,500	32,070
Petrofac, Ltd.	1,116	25,423
Petroleum Geo-Services ASA	1,029	12,733
Pioneer Energy Services Corp. (I)	900	6,759
Precision Drilling Corp.	1,800	17,859
ProSafe SE	1,104	8,815
RigNet, Inc. (I)	200	7,244
Rowan Companies PLC, Class A (I)	1,100	40,392
RPC, Inc. (L)	1,650	25,526
Saipem SpA	1,231	26,767
Sapurakencana Petroleum BHD (I)	11,469	12,993
Savanna Energy Services Corp.	400	2,955
SBM Offshore NV (I)	760	15,062
Schlumberger, Ltd.	6,129	541,558
Schoeller-Bleckmann Oilfield Equipment AG	46	5,442
Seadrill, Ltd.	907	40,733
Sevan Marine ASA (I)	512	1,992
Shawcor, Ltd.	500	21,086
Shinko Plantech Company, Ltd.	700	5,854
Siem Offshore, Inc. (I)	1,271	1,912
Songa Offshore SE (I)	1,579	1,740
Steel Excel, Inc. (I)	150	4,404
Subsea 7 SA	1,520	31,593

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (I)	1,006	$25,190
Swiber Holdings, Ltd.	6,000	3,112
Technip SA	523	61,431
Tecnicas Reunidas SA	207	9,507
Tenaris SA, ADR (L)	942	44,067
Tesco Corp. (I)	200	3,314
Tidewater, Inc.	400	23,716
Total Energy Services, Inc.	400	6,963
Trican Well Service, Ltd.	900	12,241
Unit Corp. (I)	500	23,245
Weatherford International, Ltd. (I)	5,000	76,650
Willbros Group, Inc. (I)	600	5,508
WorleyParsons, Ltd.	854	19,391

		2,801,230
Oil, Gas & Consumable Fuels - 5.3%
Adaro Energy Tbk PT	67,000	5,212
Advantage Oil & Gas, Ltd. (I)	1,400	5,382
Afren PLC (I)	4,344	9,729
Alon USA Energy, Inc.	1,100	11,231
Alpha Natural Resources, Inc. (I)(L)	2,153	12,832
AltaGas, Ltd.	700	24,879
Anadarko Petroleum Corp.	2,487	231,266
Apache Corp.	1,956	166,534
Approach Resources, Inc. (I)(L)	400	10,512
Aquila Resources, Ltd. (I)	871	1,748
ARC Resources, Ltd. (L)	1,233	31,446
Arch Coal, Inc. (L)	1,300	5,343
Aurora Oil and Gas, Ltd. (I)	2,460	7,666
AWE, Ltd. (I)	6,149	7,086
Bangchak Petroleum PCL	6,900	7,004
Bankers Petroleum, Ltd. (I)	700	2,630
Banpu PCL	7,000	6,154
Bayan Resources Tbk PT (I)	1,500	1,096
Baytex Energy Corp.	438	18,076
Beach Energy, Ltd.	27,483	34,237
Bellatrix Exploration, Ltd. (I)	2,700	20,550
Berry Petroleum Company, Class A	500	21,565
BG Group PLC	11,036	210,968
Bharat Petroleum Corp., Ltd.	1,270	6,698
Bill Barrett Corp. (I)(L)	700	17,577
BlackPearl Resources, Inc. (I)	1,800	3,285
Bonavista Energy Corp.	600	7,532
BP PLC, ADR	10,081	423,704
Brightoil Petroleum Holdings Ltd (I)	17,000	2,808
Bumi Resources Tbk PT (I)	59,500	2,342
Cabot Oil & Gas Corp.	3,800	141,816
Cairn Energy PLC (I)	3,753	15,940
Cairn India, Ltd.	1,480	7,498
Callon Petroleum Company (I)	600	3,282
Caltex Australia, Ltd.	761	13,231
Calvalley Petroleums, Inc. (I)	325	489
Cameco Corp. (L)	2,100	37,880
Canadian Natural Resources, Ltd.	4,150	130,416
Canadian Oil Sands, Ltd.	1,531	29,667
Carrizo Oil & Gas, Inc. (I)(L)	400	14,924
Cenovus Energy, Inc.	2,056	61,358
Cheniere Energy, Inc. (I)	1,500	51,210
Chennai Petroleum Corp., Ltd. (I)	742	659
Chesapeake Energy Corp.	2,764	71,532
Chevron Corp.	9,574	1,163,241
China Aviation Oil Singapore Corp., Ltd.	2,000	1,451
China Coal Energy Company, Ltd., H Shares	29,000	17,421
China Petroleum & Chemical Corp., ADR	934	73,123

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
China Qinfa Group, Ltd.	4,000	$325
China Shenhua Energy Company, Ltd.,
H Shares	11,000	33,412
Chinook Energy, Inc. (I)	716	612
Cimarex Energy Company	800	77,120
Clayton Williams Energy, Inc. (I)	300	15,741
Clean Energy Fuels Corp. (I)	1,082	13,828
Cloud Peak Energy, Inc. (I)	700	10,269
CNOOC, Ltd.	2,000	4,042
CNOOC, Ltd., ADR	568	114,622
Cobalt International Energy, Inc. (I)	1,100	27,346
Cockatoo Coal, Ltd. (I)	8,818	511
Comstock Resources, Inc.	600	9,546
Concho Resources, Inc. (I)	900	97,929
Connacher Oil and Gas, Ltd. (I)	1,300	252
ConocoPhillips	5,690	395,512
CONSOL Energy, Inc. (L)	1,900	63,935
Continental Resources, Inc. (I)(L)	300	32,178
Corridor Resources, Inc. (I)	1,200	932
Cosan SA Industria e Comercio	700	13,493
Cosmo Oil Company, Ltd. (I)	4,000	7,509
Crescent Point Energy Corp. (L)	800	30,290
Crew Energy, Inc. (I)	300	1,625
Crosstex Energy, Inc.	511	10,675
Dart Energy, Ltd. (I)	4,100	514
Data Limited, Ltd. (I)	456	19
Delek US Holdings, Inc.	336	7,086
Delta Dunia Makmur Tbk PT (I)	65,000	500
Denbury Resources, Inc. (I)	3,423	63,017
Devon Energy Corp.	2,300	132,848
DNO International ASA (I)	4,000	8,889
Ecopetrol SA, ADR (L)	500	23,000
Empresas COPEC SA	1,573	22,126
Enbridge Income Fund Holdings, Inc.	400	9,157
Enbridge, Inc.	2,068	86,370
EnCana Corp.	2,056	35,529
Energen Corp.	700	53,473
Energi Mega Persada Tbk PT (I)	260,500	1,936
Energy Resources of Australia, Ltd. (I)	1,102	1,427
Energy XXI Bermuda, Ltd.	800	24,160
Enerplus Corp. (L)	1,342	22,214
ENI SpA, ADR (L)	3,874	178,320
EnQuest PLC (I)	5,935	12,531
EOG Resources, Inc.	1,701	287,945
EPL Oil & Gas, Inc. (I)	600	22,266
EQT Corp.	700	62,104
ERG SpA	259	2,610
Essar Oil, Ltd. (I)	3,444	2,722
Essar Shipping, Ltd. (I)	1,514	445
Esso SAF	21	1,328
Etablissements Maurel et Prom SA	451	6,924
Euronav NV (I)	398	2,590
Exxaro Resources, Ltd.	603	9,877
Exxon Mobil Corp.	21,308	1,833,340
Formosa Petrochemical Corp.	2,000	5,258
Frontline, Ltd. (I)	400	1,032
Galp Energia SGPS SA	945	15,749
Gazprom OAO, ADR	18,987	167,375
Gran Tierra Energy, Inc. (I)	1,700	12,053
Gran Tierra Energy, Inc.
(Toronto Exchange) (I)	49	348
Grupa Lotos SA (I)	726	8,553
GS Holdings Corp.	329	17,278

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (I)	600	$38,604
Halcon Resources Corp. (I)(L)	579	2,565
Harvest Natural Resources, Inc. (I)	500	2,675
Hellenic Petroleum SA	1,357	14,337
Hess Corp.	1,474	113,999
Hidili Industry
International Development, Ltd. (I)	13,000	2,251
Hindustan Petroleum Corp., Ltd.	939	2,877
HollyFrontier Corp. (L)	1,793	75,503
Horizon Oil, Ltd. (I)	35,374	10,892
Husky Energy, Inc.	1,275	36,664
Imperial Oil, Ltd.	750	32,933
Indian Oil Corp., Ltd.	2,260	7,496
Indo Tambangraya Megah Tbk PT	2,000	4,544
Inpex Corp.	3,600	42,556
IRPC PCL	74,400	7,469
Ivanhoe Energy, Inc. (I)	300	245
Japan Petroleum Exploration Company, Ltd.	200	8,622
JKX Oil & Gas PLC (I)	308	314
JX Holdings, Inc.	10,490	54,555
Kelt Exploration, Ltd. (I)	300	2,444
Keyera Corp.	500	28,416
Kinder Morgan, Inc.	2,660	94,616
Koninklijke Vopak NV	230	13,169
Kunlun Energy Company, Ltd.	16,000	22,488
Legacy Oil & Gas, Inc. (I)	800	5,142
Lightstream Resources, Ltd. (L)	2,026	14,594
Linc Energy, Ltd. (I)	3,876	5,252
Lone Pine Resources, Inc. (I)	918	5
Long Run Exploration, Ltd. (I)	125	670
Lukoil OAO, ADR	1,631	103,457
Lundin Petroleum AB (I)	1,302	28,086
Mangalore Refinery
and Petrochemicals, Ltd. (I)	2,861	1,539
Marathon Oil Corp.	4,600	160,448
Marathon Petroleum Corp.	1,544	99,310
Medco Energi Internasional Tbk PT	35,000	7,907
MEG Energy Corp. (I)	200	6,901
Mitsuuroko Holdings Company, Ltd.	700	3,433
MOL Hungarian Oil and Gas PLC	133	9,624
Motor Oil Hellas Corinth Refineries SA	798	8,485
Murphy Oil Corp.	1,300	78,416
Neste Oil OYJ	833	18,488
New Hope Corp., Ltd	1,732	6,287
New Zealand Refining Company, Ltd.	491	962
Newfield Exploration Company (I)	1,200	32,844
Niko Resources, Ltd. (I)	400	1,468
Noble Energy, Inc.	1,600	107,216
Norwegian Energy Company AS (I)	1,197	498
NuVista Energy, Ltd. (I)	800	5,211
Oasis Petroleum, Inc. (I)(L)	700	34,391
Occidental Petroleum Corp.	3,995	373,692
Oil & Natural Gas Corp., Ltd.	855	3,629
Oil Refineries, Ltd. (I)	5,510	2,154
Oil Search, Ltd.	3,817	30,631
OMV AG	732	36,174
Origin Energy, Ltd.	5,053	66,473
Overseas Shipholding Group, Inc. (I)	400	700
Pacific Rubiales Energy Corp.	1,300	27,185
Paladin Resources, Ltd. (I)	5,205	2,355
Paramount Resources, Ltd. (I)	300	10,476
Parkland Fuel Corp.	583	10,307
Paz Oil Company, Ltd. (I)	59	9,692

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. (I)(L)	400	$23,816
Peabody Energy Corp.	2,000	34,500
Pembina Pipeline Corp.	1,092	36,193
Pengrowth Energy Trust (L)	2,555	15,032
Penn Virginia Corp. (I)(L)	500	3,325
Penn West Petroleum, Ltd. (L)	3,450	38,283
Perpetual Energy, Inc. (I)	1,900	1,771
Petrobank Energy & Resources, Ltd. (I)	1,000	403
PetroChina Company, Ltd., H Shares	78,000	85,704
Petroleo Brasileiro SA	2,100	16,070
Petroleo Brasileiro SA, ADR	4,329	67,056
Petroleo Brasileiro SA, ADR, Class A	7,816	130,762
Petrominerales, Ltd.	1,014	11,518
Petronas Dagangan BHD	1,700	15,129
Petroquest Energy, Inc. (I)	1,000	4,010
Peyto Exploration & Development Corp.	570	16,845
Phillips 66	2,959	171,089
Pioneer Natural Resources Company	800	151,040
Polski Koncern Naftowy Orlen SA	2,198	31,126
Premier Oil PLC	2,268	11,962
PTT Exploration & Production PCL	4,783	25,001
PTT PCL, Foreign Shares	3,806	38,449
QEP Resources, Inc.	1,607	44,498
Questerre Energy Corp. (I)	3,200	3,417
Range Resources Corp.	1,100	83,479
Reliance Industries, Ltd.	5,113	67,160
Repsol SA	2,961	73,651
Rex Energy Corp. (I)	800	17,840
Rosetta Resources, Inc. (I)	500	27,230
Rosneft OAO, GDR	4,354	35,285
Royal Dutch Shell PLC, ADR	66	4,335
Royal Dutch Shell PLC, B Shares	2,979	102,962
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	41	1,354
Royal Dutch Shell PLC, Class B, ADR (L)	5,107	351,617
S-Oil Corp.	123	8,921
Salamander Energy PLC (I)	742	1,413
San-Ai Oil Company, Ltd.	2,000	8,671
SandRidge Energy, Inc. (I)(L)	4,188	24,542
Santonia Energy, Inc. (I)	400	850
Santos, Ltd.	5,154	72,769
Saras SpA (I)	1,916	2,400
Sasol, Ltd., ADR	1,678	80,192
SemGroup Corp., Class A	700	39,914
Ship Finance International, Ltd. (L)	900	13,743
Sino Oil And Gas Holdings, Ltd. (I)	100,000	2,633
SK Innovation Company, Ltd.	244	33,174
SM Energy Company	500	38,595
SouthGobi Energy Resources, Ltd. (I)	100	117
Southwestern Energy Company (I)	2,300	83,674
Spectra Energy Corp.	3,100	106,113
Sprott Resource Corp.	687	1,934
Statoil ASA	883	20,059
Statoil ASA, ADR	2,628	59,603
Stone Energy Corp. (I)(L)	700	22,701
Suncor Energy, Inc.	6,039	215,928
Swift Energy Company (I)(L)	500	5,710
Talisman Energy, Inc.	3,900	44,753
Targa Resources Corp.	500	36,480
Teekay Corp.	600	25,650
Tesoro Corp.	1,200	52,776
Tethys Petroleum, Ltd. (I)	400	260
The Great Eastern Shipping Company, Ltd.	515	2,366

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc.	2,200	$79,992
TORC Oil & Gas, Ltd.	60	510
Total SA	6,664	387,321
Total SA, ADR (L)	494	28,612
TransCanada Corp. (L)	2,339	102,752
TransGlobe Energy Corp. (I)	600	4,707
Trilogy Energy Corp.	400	11,390
Tullow Oil PLC	3,282	54,450
Tupras Turkiye Petrol Rafinerileri AS	681	14,394
UEX Corp. (I)	800	303
Ultra Petroleum Corp. (I)(L)	1,300	26,741
Ultrapar Participacoes SA	800	19,730
Ultrapar Participacoes SA, ADR	400	9,836
Uranium One, Inc. (I)	4,000	11,067
USEC, Inc. (I)	100	1,052
Vaalco Energy, Inc. (I)(L)	600	3,348
Valero Energy Corp.	2,578	88,039
Vanguarda Agro SA (I)	2,538	4,443
Veresen, Inc.	1,100	12,964
Vermilion Energy, Inc. (L)	320	17,590
W&T Offshore, Inc.	500	8,860
Warren Resources, Inc. (I)	900	2,637
Western Refining, Inc. (L)	974	29,259
Whitehaven Coal, Ltd. (I)	1,593	2,987
Whiting Petroleum Corp. (I)	1,200	71,820
Woodside Petroleum, Ltd.	1,959	70,051
World Fuel Services Corp.	500	18,655
WPX Energy, Inc. (I)	1,633	31,452
Yanzhou Coal Mining Company, Ltd., ADR	900	8,604
Yanzhou Coal Mining Company, Ltd.,
H Shares	2,000	1,962
Zargon Oil & Gas, Ltd.	455	3,172

		13,067,736

		15,868,966
Financials - 13.5%
Capital Markets - 1.7%
Aberdeen Asset Management PLC	7,201	44,158
Affiliated Managers Group, Inc. (I)	500	91,320
AGF Management, Ltd., Class B	756	9,358
American Capital, Ltd. (I)	2,631	36,176
Ameriprise Financial, Inc.	1,900	173,052
Ashmore Group PLC	2,022	12,802
Azimut Holding SpA	1,451	33,165
BinckBank NV	387	3,546
BlackRock, Inc.	675	182,669
Calamos Asset Management, Inc., Class A	400	3,996
Canaccord Financial, Inc. (Toronto Exchange)	1,200	7,724
Capital Securities Corp.	15,403	5,288
Capital Southwest Corp.	400	13,684
CETIP SA - Mercados Organizados	1,100	11,654
China Everbright, Ltd.	8,000	10,493
CI Financial Corp. (L)	800	24,185
Close Brothers Group PLC	1,435	27,166
Cohen & Steers, Inc.	309	10,911
Coronation Fund Managers, Ltd.	4,050	27,667
Cowen Group, Inc., Class A (I)	677	2,336
Credit Suisse Group AG	325	9,959
Credit Suisse Group AG, ADR	5,305	162,068
Daishin Securities Company, Ltd.	870	7,498
Daiwa Securities Group, Inc.	6,000	54,139
Deutsche Bank AG	3,412	156,543
Deutsche Bank AG (German Exchange)	199	9,137

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
E*TRADE Financial Corp. (I)	2,350	$38,775
Eaton Vance Corp. (L)	483	18,755
EFG International AG	308	4,303
Eugene Investment &
Securities Company, Ltd. (I)	773	1,630
Evercore Partners, Inc., Class A	300	14,769
F&C Asset Management PLC	4,118	6,547
Federated Investors, Inc., Class B (L)	800	21,728
Franklin Resources, Inc.	1,800	90,990
GAM Holding AG	1,827	32,962
GAMCO Investors, Inc., Class A	100	7,593
Get Nice Holdings, Ltd.	30,000	1,257
GFI Group, Inc.	2,600	10,270
GMP Capital, Inc.	600	3,740
Greenhill & Company, Inc.	300	14,964
Hanwha Investment &
Securities Company, Ltd. (I)	1,080	3,617
Hargreaves Lansdown PLC	1,126	17,856
Harris & Harris Group, Inc. (I)	600	1,800
Henderson Group PLC	3,377	10,353
HFF, Inc., Class A	500	12,525
Hyundai Securities Company, Ltd.	1,170	7,288
ICAP PLC	3,375	20,457
ICG Group, Inc. (I)	800	11,352
IGM Financial, Inc.	400	18,663
INTL. FCStone, Inc. (I)(L)	300	6,135
Invesco, Ltd.	3,459	110,342
Investec PLC	3,161	20,497
Investec, Ltd.	1,608	10,564
Investment Technology Group, Inc. (I)	300	4,716
IOOF Holdings, Ltd.	1,604	12,457
Janus Capital Group, Inc.	2,400	20,424
JMP Group, Inc.	400	2,476
Julius Baer Group, Ltd.	1,200	56,017
KCG Holdings, Inc., Class A (I)	75	650
KIWOOM Securities Company, Ltd.	141	6,814
Legg Mason, Inc. (L)	1,300	43,472
LPL Financial Holdings, Inc.	800	30,648
Macquarie Group, Ltd.	1,925	86,123
Macquarie Korea Infrastructure Fund	1,650	10,150
Man Group PLC	12,668	17,216
MCG Capital Corp.	700	3,528
Medallion Financial Corp.	300	4,464
Mediobanca SpA	3,919	27,376
Mirae Asset Securities Company, Ltd.	306	10,490
MLP AG	663	4,245
Morgan Stanley	8,461	228,024
Nomura Holdings, Inc.	14,700	114,788
Northern Trust Corp.	2,100	114,219
Okasan Holdings, Inc.	1,000	9,267
Partners Group Holding AG	72	17,639
Peregrine Holdings, Ltd.	2,201	2,809
Perpetual, Ltd.	325	11,902
Piper Jaffray Companies (I)	200	6,858
Platinum Asset Management, Ltd.	1,354	6,952
Proton Bank SA (I)	1,023	0
Ratos AB	1,199	11,168
Raymond James Financial, Inc.	1,200	50,004
Safeguard Scientifics, Inc. (I)	400	6,276
Samsung Securities Company, Ltd.	422	18,486
SBI Holdings, Inc.	1,520	19,773
Schroders PLC	596	24,857
SEI Investments Company	900	27,819

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SK Securities Company, Ltd. (I)	3,120	$2,435
Sprott, Inc.	1,352	3,675
State Street Corp.	2,439	160,364
Stifel Financial Corp. (I)(L)	632	26,051
Sun Hung Kai & Company, Ltd.	7,000	3,744
Swissquote Group Holding SA	142	5,406
SWS Group, Inc. (I)	400	2,232
T. Rowe Price Group, Inc.	1,200	86,316
TD Ameritrade Holding Corp.	2,897	75,843
The Bank of New York Mellon Corp.	7,204	217,489
The Charles Schwab Corp.	6,818	144,133
The Goldman Sachs Group, Inc.	2,342	370,528
Tokai Tokyo Securities Company, Ltd.	3,000	25,225
Tullett Prebon PLC	2,196	12,309
UBS AG	15,372	314,482
Virtus Investment Partners, Inc. (I)	85	13,824
Vontobel Holding AG	286	11,143
Waddell & Reed Financial, Inc., Class A	800	41,184
Woori Investment & Securities Company, Ltd.	1,003	10,835
Yuanta Financial Holdings Company, Ltd.	51,330	26,315

		4,216,066
Commercial Banks - 5.7%
1st Source Corp.	100	2,692
1st United Bancorp, Inc.	600	4,398
Agricultural Bank of China, Ltd., H Shares	16,000	7,378
Aichi Bank, Ltd.	100	4,788
Akbank TAS	4,415	16,274
Akita Bank, Ltd.	3,000	8,122
Albaraka Turk Katilim Bankasi AS (I)	3,793	3,137
Allahabad Bank	1,093	1,317
Alpha Bank AE (I)	4,746	3,653
Ameris Bancorp (I)	203	3,731
Aomori Bank, Ltd.	1,000	2,663
Arrow Financial Corp.	226	5,776
Associated Banc-Corp.	2,000	30,980
Asya Katilim Bankasi AS (I)	1,317	1,246
Australia & New Zealand Banking Group, Ltd.	9,177	263,720
Awa Bank, Ltd.	2,000	10,848
Axis Bank, Ltd.	1,275	20,449
Banca Carige SpA (I)	7,025	4,509
Banca Monte dei Paschi di Siena SpA (I)(L)	13,824	3,841
Banca Piccolo Credito Valtellinese Scarl (I)	3,173	3,885
Banca Popolare dell’Emilia
Romagna SCRL (I)	1,417	10,170
Banca Popolare dell’Etruria e del Lazio (I)	233	191
Banca Popolare di Milano SpA (I)	20,720	11,772
Banca Popolare di Sondrio SCRL	1,955	10,913
Bancfirst Corp.	200	10,814
Banco Bilbao Vizcaya Argentaria SA	12,860	144,476
Banco Bilbao Vizcaya Argentaria SA, ADR	5,631	62,955
Banco BPI SA (I)	5,418	6,825
Banco Bradesco SA	1,525	23,732
Banco Bradesco SA, ADR	6,710	93,135
Banco Comercial Portugues SA (I)	47,354	6,154
Banco de Chile, ADR	67	6,144
Banco de Sabadell SA	7,834	19,728
Banco di Desio e della Brianza SpA	669	1,805
Banco do Brasil SA	3,145	36,682
Banco Espirito Santo SA (I)	10,200	10,866
Banco Popolare SC (I)	3,700	5,515
Banco Popular Espanol SA (I)	6,265	33,927
Banco Santander Brasil SA, ADR	4,500	31,275
Banco Santander Chile, ADR (L)	420	11,042

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banco Santander SA	37,543	$307,773
Banco Santander SA, ADR	105	858
Bancolombia SA, ADR (L)	200	11,508
BancorpSouth, Inc. (L)	1,300	25,922
Bangkok Bank PCL, Foreign Shares	2,700	17,041
Bank Central Asia Tbk PT	37,500	32,425
Bank Danamon Indonesia Tbk PT	32,996	11,300
Bank Handlowy w Warszawie SA	220	7,817
Bank Hapoalim, Ltd.	4,818	24,365
Bank Leumi Le-Israel, Ltd. (I)	6,483	24,126
Bank Mandiri Persero Tbk PT	43,228	29,718
Bank Millennium SA (I)	2,000	4,563
Bank Negara Indonesia Persero Tbk PT	11,598	4,086
Bank of Ayudhya PCL	16,200	19,583
Bank of China, Ltd., H Shares	298,100	135,859
Bank of Communications Company, Ltd.,
H Shares	28,225	20,759
Bank of Cyprus PLC (I)	5,706	0
Bank of East Asia, Ltd.	8,438	35,714
Bank of Greece SA	162	3,353
Bank of Hawaii Corp. (L)	400	21,780
Bank of India	845	2,120
Bank of Montreal (L)	2,360	157,517
Bank of Nova Scotia	3,495	200,189
Bank of Queensland, Ltd.	2,116	21,331
Bank of Saga, Ltd.	3,000	6,337
Bank of the Ozarks, Inc.	400	19,196
Bank Pan Indonesia Tbk PT (I)	46,000	2,508
Bank Pekao SA	320	18,287
Bank Permata Tbk PT (I)	6,000	715
Bank Rakyat Indonesia Persero Tbk PT	43,000	26,955
Bank Tabungan Negara Persero Tbk PT	33,960	2,730
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	2,567
Bankinter SA	3,767	20,408
BankUnited, Inc.	267	8,328
Barclays Africa Group, Ltd.	1,132	16,614
Barclays PLC, ADR (L)	14,958	254,884
Basler Kantonalbank	42	3,641
BB&T Corp.	3,593	121,264
BBCN Bancorp, Inc.	1,324	18,218
BDO Unibank, Inc.	4,325	7,457
Bendigo and Adelaide Bank, Ltd.	2,563	23,969
Berner Kantonalbank	51	13,393
BNP Paribas SA	4,055	274,466
BOC Hong Kong Holdings, Ltd.	10,000	32,146
BOK Financial Corp.	400	25,340
Boston Private Financial Holdings, Inc.	1,106	12,277
Bryn Mawr Bank Corp.	150	4,046
BS Financial Group, Inc.	490	7,317
CaixaBank	5,353	23,510
Camden National Corp.	200	8,180
Canadian Imperial Bank of Commerce (L)	1,279	101,893
Canara Bank	847	2,989
Capital Bank Financial Corp., Class A (I)	18	395
Capital City Bank Group, Inc. (I)	200	2,356
CapitalSource, Inc.	2,753	32,706
Capitec Bank Holdings, Ltd.	339	6,782
Cardinal Financial Corp.	600	9,918
Cathay General Bancorp	1,300	30,381
Centerstate Banks, Inc.	300	2,904
Chang Hwa Commercial Bank	36,189	21,100
Chemical Financial Corp.	400	11,168
China Citic Bank Corp., Ltd., H Shares	47,000	24,415

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
China Construction Bank Corp., H Shares	263,891	$203,853
China Development Financial Holdings Corp.	41,029	11,796
China Merchants Bank Company, Ltd.,
H Shares	15,128	27,510
China Minsheng Banking Corp., Ltd.,
H Shares	23,000	27,446
Chong Hing Bank, Ltd.	2,000	8,546
CIMB Group Holdings BHD	18,500	42,701
CIT Group, Inc. (I)	1,600	78,032
City Holding Company	100	4,324
City National Corp.	500	33,330
CoBiz Financial, Inc.	700	6,762
Columbia Banking System, Inc. (L)	500	12,350
Comdirect Bank AG	358	3,633
Comerica, Inc.	1,849	72,684
Commerce Bancshares, Inc.	695	30,448
Commerzbank AG (I)	3,444	39,653
Commonwealth Bank of Australia	5,017	333,504
Community Bank Systems, Inc. (L)	600	20,472
Community Trust Bancorp, Inc.	300	12,177
Corpbanca SA	134,251	1,437
Corpbanca SA, ADR (L)	333	5,315
Credicorp, Ltd.	258	33,143
Credit Agricole SA (I)	5,426	59,877
Credito Bergamasco SpA	157	2,445
Credito Emiliano SpA	637	3,891
CTBC Financial Holding Company, Ltd.	46,654	30,466
Cullen/Frost Bankers, Inc. (L)	500	35,275
CVB Financial Corp.	900	12,168
Dah Sing Banking Group, Ltd.	40	71
Dah Sing Financial Holdings, Ltd.	900	5,212
Daisan Bank, Ltd.	1,000	1,625
Daishi Bank, Ltd.	3,000	10,851
Danske Bank A/S (I)	2,793	60,117
DBS Group Holdings, Ltd.	6,580	86,179
DGB Financial Group, Inc.	910	13,688
DNB ASA	3,643	55,334
E.Sun Financial Holding Company, Ltd.	38,679	25,024
East West Bancorp, Inc.	1,200	38,340
Ehime Bank, Ltd.	1,000	2,451
Enterprise Financial Services Corp.	100	1,678
Entie Commercial Bank	3,000	1,613
Erste Group Bank AG	1,158	36,599
Far Eastern International Bank	23,211	9,306
Federal Bank, Ltd.	1,480	6,677
Fifth Third Bancorp	4,600	82,984
Financial Institutions, Inc.	100	2,046
First Bancorp North Carolina	300	4,335
First Busey Corp.	1,300	6,773
First Commonwealth Financial Corp. (L)	1,500	11,385
First Community Bancshares, Inc.	300	4,905
First Financial Bancorp	659	9,997
First Financial Bankshares, Inc.	150	8,823
First Financial Corp.	200	6,314
First Financial Holding Company, Ltd.	50,075	29,950
First Financial Holdings, Inc.	342	18,865
First Horizon National Corp.	2,054	22,573
First Merchants Corp.	300	5,199
First Midwest Bancorp, Inc.	800	12,088
First Niagara Financial Group, Inc.	3,414	35,403
First Republic Bank	481	22,429
FirstMerit Corp.	1,318	28,614
Flushing Financial Corp.	655	12,085

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
FNB Corp. (L)	1,800	$21,834
Fukui Bank, Ltd.	2,000	4,432
Fukuoka Financial Group, Inc.	5,000	22,647
Fulton Financial Corp.	1,800	21,024
German American Bancorp, Inc.	200	5,044
Getin Holding SA	5,326	6,803
Glacier Bancorp, Inc.	1,200	29,652
Great Southern Bancorp, Inc.	200	5,646
Grupo Aval Acciones y Valores	7,084	5,165
Grupo Financiero Banorte SAB
de CV, Series O	10,800	67,294
Grupo Financiero Inbursa SAB
de CV, Series O	9,600	21,929
GSD Holding AS (I)	3,434	2,092
Hana Financial Group, Inc.	1,676	57,302
Hancock Holding Company	785	24,633
Hang Seng Bank, Ltd.	2,400	39,110
HDFC Bank, Ltd.	1,692	16,021
HDFC Bank, Ltd., ADR	462	14,220
Heartland Financial USA, Inc.	400	11,144
Higashi-Nippon Bank, Ltd.	3,000	7,133
Higo Bank, Ltd.	2,000	11,740
Hokuhoku Financial Group, Inc.	10,000	21,062
Home BancShares, Inc. (L)	456	13,849
Hong Leong Bank BHD	660	2,831
HSBC Holdings PLC, ADR (L)	12,079	655,407
Hua Nan Financial Holdings Company, Ltd.	37,565	21,472
Hudson Valley Holding Corp.	242	4,545
Huntington Bancshares, Inc.	7,100	58,646
Hyakujushi Bank, Ltd.	2,000	7,962
Iberiabank Corp.	400	20,748
ICICI Bank, Ltd., ADR	1,090	33,223
IDBI Bank, Ltd.	2,292	2,144
Indian Bank	736	793
Industrial & Commercial Bank of China, Ltd.,
H Shares	235,730	164,750
Industrial Bank of Korea	1,290	14,291
International Bancshares Corp.	1,300	28,119
Intesa Sanpaolo SpA	40,133	82,918
Investors Bancorp, Inc.	1,111	24,309
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Israel Discount Bank, Ltd. (I)	2,562	4,624
Itau Unibanco Holding SA	1,100	14,964
Itau Unibanco Holding SA, ADR	6,618	93,446
JB Financial Group Company, Ltd. (I)	469	3,070
Juroku Bank, Ltd.	3,000	11,827
Jyske Bank AS (I)	329	16,337
Kagoshima Bank, Ltd.	2,000	13,687
Karnataka Bank, Ltd.	259	345
Kasikornbank PCL, Foreign Shares	5,000	28,298
KB Financial Group, Inc., ADR	1,600	56,032
KBC Groep NV	896	44,037
Keiyo Bank, Ltd.	2,000	10,529
KeyCorp	8,228	93,799
King’s Town Bank	12,000	10,212
Kita-Nippon Bank, Ltd.	100	2,391
Komercni Banka AS	95	21,151
Krung Thai Bank PCL	25,625	15,729
Lakeland Bancorp, Inc.	220	2,475
Lakeland Financial Corp.	200	6,530
Laurentian Bank of Canada	300	13,030
Liechtensteinische Landesbank AG	43	1,744
Lloyds Banking Group PLC (I)	28,330	33,800

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Lloyds TSB Group PLC, ADR (I)(L)	21,187	$101,909
Luzerner Kantonalbank AG	38	14,942
M&T Bank Corp. (L)	593	66,369
MainSource Financial Group, Inc.	700	10,633
Malayan Banking BHD	13,344	40,304
MB Financial, Inc.	300	8,472
Mega Financial Holding Company, Ltd.	32,419	26,586
Metro Bancorp, Inc. (I)	400	8,404
Metropolitan Bank & Trust Company	3,068	5,837
Minato Bank, Ltd.	3,000	5,109
Mitsubishi UFJ Financial Group	58,547	375,570
Mizrahi Tefahot Bank, Ltd.	1,337	14,741
Mizuho Financial Group, Inc.	98,380	214,141
National Australia Bank, Ltd.	8,485	271,865
National Bank of Canada (L)	400	33,035
National Bank of Greece SA (I)	806	3,271
National Penn Bancshares, Inc. (L)	1,500	15,075
Natixis	5,861	28,071
NBT Bancorp, Inc.	300	6,894
Nedbank Group, Ltd.	1,070	21,789
Nordea Bank AB	10,305	124,504
North Pacific Bank, Ltd.	2,200	9,275
OFG Bancorp (L)	500	8,095
Ogaki Kyoritsu Bank, Ltd.	2,000	5,777
Old National Bancorp	500	7,100
Oriental Bank of Commerce	416	962
OTP Bank PLC	1,599	31,649
Oversea-Chinese Banking Corp., Ltd.	8,352	68,593
Pacific Continental Corp.	400	5,244
PacWest Bancorp (L)	500	17,180
Park National Corp.	100	7,908
Peoples Bancorp, Inc.	100	2,088
Pinnacle Financial Partners, Inc. (I)	500	14,905
Piraeus Bank SA (I)	1,955	3,309
PNC Financial Services Group, Inc.	2,769	200,614
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	22,463
PrivateBancorp, Inc.	900	19,260
Prosperity Bancshares, Inc.	400	24,736
Public Bank BHD (Foreign Shares)	600	3,262
Raiffeisen Bank International AG	268	8,771
Regions Financial Corp.	12,100	112,046
Renasant Corp.	200	5,434
Republic Bancorp, Inc., Class A (L)	300	8,265
Resona Holdings, Inc.	7,700	39,435
Ringkjoebing Landbobank AS	36	6,909
Rizal Commercial Banking Corp.	3,600	3,765
Royal Bank of Canada (L)	4,212	269,882
Royal Bank of Scotland
Group PLC, ADR (I)(L)	4,360	50,532
S&T Bancorp, Inc.	400	9,688
Sandy Spring Bancorp, Inc.	300	6,978
Sberbank of Russia, ADR	4,971	59,907
Sekerbank TAS (I)	5,965	5,552
Shiga Bank, Ltd.	2,000	11,383
Shikoku Bank, Ltd.	1,000	2,306
Shimizu Bank, Ltd.	100	2,930
Shinhan Financial Group Company, Ltd., ADR	1,850	74,925
Siam Commercial Bank PCL	2,300	10,882
Sierra Bancorp	100	1,573
Signature Bank (I)	500	45,760
Simmons First National Corp., Class A	200	6,218
SinoPac Financial Holdings Company, Ltd.	43,255	19,854

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Skandinaviska Enskilda Banken AB, Series A	6,481	$68,699
Societe Generale SA	2,915	145,377
Southside Bancshares, Inc. (L)	142	3,808
Southwest Bancorp, Inc. (I)	200	2,962
Spar Nord Bank A/S (I)	1,200	9,226
St. Galler Kantonalbank	37	14,731
Standard Bank Group, Ltd.	4,412	52,665
Standard Chartered PLC	8,065	193,437
State Bank of India	396	10,222
StellarOne Corp.	200	4,500
Sterling Bancorp	600	8,238
Suffolk Bancorp (I)	100	1,772
Sumitomo Mitsui Financial Group, Inc.	6,136	297,890
Sumitomo Mitsui Trust Holdings, Inc.	12,430	61,731
Sun Bancorp, Inc. (I)	315	1,206
SunTrust Banks, Inc.	2,557	82,898
Susquehanna Bancshares, Inc.	3,457	43,385
SVB Financial Group (I)	500	43,185
Svenska Handelsbanken AB, Class A	1,724	73,763
Swedbank AB, Class A	2,656	61,944
SY Bancorp, Inc.	100	2,833
Sydbank A/S (I)	511	13,327
Synovus Financial Corp.	1,500	4,950
Ta Chong Bank, Ltd. (I)	13,163	4,449
Taishin Financial Holdings Company, Ltd.	48,613	22,443
Taiwan Business Bank (I)	29,386	8,789
Taiwan Cooperative Financial Holding	29,118	16,008
Taylor Capital Group, Inc. (I)	466	10,322
TCF Financial Corp. (L)	1,900	27,132
Texas Capital Bancshares, Inc. (I)	500	22,985
Thanachart Capital PCL	2,100	2,249
The Bancorp, Inc. (I)	700	12,404
The Bank of Kyoto, Ltd.	3,000	26,449
The Bank of Yokohama, Ltd.	9,000	51,535
The Chiba Bank, Ltd.	5,000	36,599
The Chiba Kogyo Bank, Ltd. (I)	700	5,615
The Chugoku Bank, Ltd.	1,000	14,089
The Governor & Company of the Bank of
Ireland, ADR (I)	200	2,254
The Gunma Bank, Ltd.	2,000	11,740
The Hachijuni Bank, Ltd.	3,000	18,712
The Hiroshima Bank, Ltd.	3,000	12,824
The Hokkoku Bank, Ltd.	3,000	11,434
The Hyakugo Bank, Ltd.	2,000	8,253
The Iyo Bank, Ltd.	2,000	21,020
The Joyo Bank, Ltd.	5,000	26,945
The Nanto Bank, Ltd.	2,000	8,027
The Nishi-Nippon City Bank, Ltd.	4,000	10,926
The San-in Godo Bank, Ltd.	2,000	15,568
The Shizuoka Bank, Ltd.	3,000	34,237
The Toronto-Dominion Bank	3,107	279,737
The Yachiyo Bank, Ltd.	300	8,998
Tochigi Bank, Ltd.	1,000	3,853
Toho Bank, Ltd.	3,000	9,253
Tomato Bank, Ltd.	1,000	1,815
TOMONY Holdings, Inc.	2,000	7,895
Tompkins Financial Corp.	110	5,084
TowneBank (L)	515	7,426
TriCo Bancshares	400	9,112
Trustmark Corp.	900	23,040
TT Hellenic Postbank SA (I)	615	0
Turkiye Garanti Bankasi AS	6,365	25,099
Turkiye Halk Bankasi AS	1,645	12,051

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Turkiye Is Bankasi, Class C	4,912	$12,994
Turkiye Vakiflar Bankasi Tao, Class D	5,846	13,352
U.S. Bancorp	9,300	340,194
UMB Financial Corp.	400	21,736
Umpqua Holdings Corp. (L)	900	14,598
UniCredit SpA	16,319	104,429
Union Bank of Philippines	1,410	3,926
Union First Market Bankshares Corp.	100	2,337
Unione di Banche Italiane SCPA	4,010	20,280
United Bankshares, Inc. (L)	900	26,082
United Community Banks, Inc. (I)	81	1,215
United Overseas Bank, Ltd.	4,068	67,079
Univest Corp. of Pennsylvania	200	3,770
Valiant Holding AG	141	13,855
Valley National Bancorp (L)	1,677	16,686
ViewPoint Financial Group	420	8,681
Virginia Commerce Bancorp, Inc. (I)	600	9,318
VTB Bank OJSC, GDR	1,125	2,972
VTB Bank OJSC, GDR (London Exchange)	2,787	7,358
Washington Banking Company	400	5,624
Washington Trust Bancorp, Inc.	100	3,143
Webster Financial Corp.	1,300	33,189
Wells Fargo & Company	24,276	1,003,084
WesBanco, Inc.	400	11,892
West Bancorp, Inc.	488	6,734
WestAmerica Bancorp.	100	4,974
Western Alliance Bancorp (I)	1,400	26,502
Westpac Banking Corp, ADR (L)	5,235	160,557
Westpac Banking Corp.	6,899	210,824
Wilshire Bancorp, Inc.	700	5,726
Wintrust Financial Corp.	500	20,535
Woori Finance Holdings Company, Ltd.	2,440	28,303
Yamagata Bank, Ltd.	1,000	4,445
Yapi ve Kredi Bankasi AS	4,484	9,996
Yes Bank, Ltd.	1,666	7,628
Zions Bancorporation	1,844	50,562

		14,082,393
Consumer Finance - 0.4%
Allied Group, Ltd.	2,000	7,195
American Express Company	4,100	309,632
Atlanticus Holdings Corp. (I)	376	1,391
Capital One Financial Corp.	2,895	199,002
Cash America International, Inc. (L)	300	13,584
Credit Acceptance Corp. (I)	239	26,484
Credit Saison Company, Ltd.	800	21,758
DFC Global Corp. (I)	600	6,594
Discover Financial Services	2,700	136,458
Encore Capital Group, Inc. (I)(L)	221	10,135
Ezcorp, Inc., Class A (I)	500	8,440
First Cash Financial Services, Inc. (I)(L)	300	17,385
Mahindra & Mahindra Financial Services Ltd.	1,185	4,861
Nelnet, Inc., Class A	400	15,380
Portfolio Recovery Associates, Inc. (I)	600	35,964
Shriram Transport Finance Company, Ltd.	782	7,103
SLM Corp.	3,900	97,110
World Acceptance Corp. (I)	150	13,488

		931,964
Diversified Financial Services - 1.7%
Ackermans & Van Haaren NV	186	19,040
AET&D Holdings No 1, Ltd. (I)	2	0
African Bank Investments, Ltd.	4,899	8,145
Aker ASA, Series A	250	7,609

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
AMMB Holdings BHD	7,200	$16,396
ASX, Ltd.	833	26,844
Ayala Corp.	500	6,949
Bank of America Corp.	54,342	749,920
Berkshire Hathaway, Inc., Class B (I)	4,069	461,872
BM&F Bovespa SA	9,281	51,843
Bolsa Mexicana de Valores SAB de CV	700	1,673
Bolsas y Mercados Espanoles SA	488	15,523
Bure Equity AB	284	1,087
Bursa Malaysia BHD	3,900	8,852
CBOE Holdings, Inc.	500	22,615
Citigroup, Inc.	15,032	729,202
CME Group, Inc.	1,500	110,820
Deutsche Boerse AG	686	51,621
FirstRand, Ltd.	9,659	32,219
Fubon Financial Holding Company, Ltd.	19,209	26,584
Grupo de Inversiones Suramericana SA	500	9,998
Hong Kong Exchanges & Clearing, Ltd.	2,700	43,274
IDFC, Ltd.	5,962	8,417
IG Group Holdings PLC	2,931	27,479
ING Groep NV (I)	13,262	150,487
Interactive Brokers Group, Inc., Class A	400	7,508
IntercontinentalExchange, Inc. (I)	600	108,852
JPMorgan Chase & Company	18,649	963,967
JSE, Ltd.	919	7,869
Kotak Mahindra Bank, Ltd.	1,923	20,664
Leucadia National Corp.	3,592	97,846
London Stock Exchange Group PLC	1,258	31,303
Marfin Investment Group SA (I)	7,394	3,775
MarketAxess Holdings, Inc.	300	18,012
McGraw-Hill Financial, Inc.	1,000	65,590
Meritz Finance Holdings Company	303	1,415
Moody’s Corp.	1,100	77,363
MSCI, Inc. (I)	1,226	49,359
Mulpha International BHD (I)	40,100	5,155
NewStar Financial, Inc. (I)	350	6,395
NYSE Euronext	2,100	88,158
Onex Corp.	500	26,261
PHH Corp. (I)	900	21,366
PICO Holdings, Inc. (I)	150	3,249
Pohjola Bank OYJ	1,228	20,408
Power Finance Corp. Ltd.	2,196	4,564
PSG Group, Ltd.	1,178	9,570
Reliance Capital, Ltd.	1,234	6,214
Resource America, Inc., Class A	565	4,537
Rural Electrification Corp., Ltd.	3,171	9,537
Singapore Exchange, Ltd.	3,000	17,370
SNS REAAL NV (I)	1,920	0
The NASDAQ OMX Group, Inc.	1,600	51,344

		4,316,120
Insurance - 2.9%
ACE, Ltd.	1,659	155,216
Admiral Group PLC	1,105	22,062
Aegon NV	11,295	83,636
Aflac, Inc.	2,269	140,655
Ageas	1,449	58,702
Alleghany Corp. (I)	104	42,604
Allianz SE	1,823	286,582
Allied World Assurance Company
Holdings AG	400	39,756
American Equity Investment Life
Holding Company (L)	1,100	23,342
American Financial Group, Inc.	700	37,842

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	1,100	$53,493
American National Insurance Company	100	9,804
American Safety Insurance Holdings, Ltd. (I)	200	6,040
AMERISAFE, Inc.	200	7,102
Amlin PLC	5,558	36,492
AMP, Ltd.	10,955	47,121
Amtrust Financial Services, Inc. (L)	605	23,631
Aon PLC	1,600	119,104
April Group SA	269	5,678
Arch Capital Group, Ltd. (I)(L)	1,200	64,956
Argo Group International Holdings, Ltd.	550	23,584
Arthur J. Gallagher & Company	820	35,793
Aspen Insurance Holdings, Ltd.	400	14,516
Assicurazioni Generali SpA	4,317	86,236
Assurant, Inc.	800	43,280
Assured Guaranty, Ltd.	2,200	41,250
Aviva PLC	16,892	108,422
AXA SA	6,944	161,151
Axis Capital Holdings, Ltd.	1,100	47,641
Baloise Holding AG	279	30,852
Beazley PLC	2,500	8,490
Brown & Brown, Inc.	1,100	35,310
Cathay Financial Holdings Company, Ltd.	22,842	32,540
Catlin Group, Ltd.	3,445	27,063
Chesnara PLC	1,469	6,397
China Life Insurance Company, Ltd., ADR (L)	1,567	60,894
China Pacific Insurance Group Company, Ltd.,
H Shares	8,174	29,164
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	10,032
Cincinnati Financial Corp. (L)	1,400	66,024
Citizens, Inc. (I)	100	864
Clal Insurance Enterprise Holdings, Ltd.	217	3,923
CNO Financial Group, Inc.	4,000	57,600
CNP Assurances	686	12,364
Delta Lloyd NV	234	4,971
Discovery Holdings, Ltd.	1,963	15,848
Donegal Group, Inc., Class A	304	4,253
Dongbu Insurance Company, Ltd.	320	13,767
eHealth, Inc. (I)	200	6,452
EMC Insurance Group, Inc.	260	7,847
Employers Holdings, Inc.	600	17,844
Endurance Specialty Holdings, Ltd. (L)	500	26,860
Enstar Group, Ltd. (I)	200	27,320
Erie Indemnity Company, Class A	400	28,988
Everest Re Group, Ltd.	400	58,164
Fairfax Financial Holdings, Ltd.	100	40,441
FBD Holdings PLC	77	1,553
FBL Financial Group, Inc., Class A	150	6,735
Fidelity National Financial, Inc., Class A	2,134	56,764
First American Financial Corp.	800	19,480
Fondiaria-SAI SpA (I)	1,772	3,775
Genworth Financial, Inc., Class A (I)	4,300	54,997
Global Indemnity PLC (I)	450	11,457
Great-West Lifeco, Inc. (L)	1,000	29,135
Greenlight Capital Re, Ltd., Class A (I)	200	5,688
Grupo Catalana Occidente SA	291	8,888
Hallmark Financial Services, Inc. (I)	500	4,435
Hannover Rueckversicherung AG	349	25,667
Hanwha Life Insurance Company, Ltd.	1,640	10,612
Hartford Financial Services Group, Inc.	3,772	117,385
HCC Insurance Holdings, Inc.	900	39,438
Helvetia Patria Holding AG	45	19,928

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hilltop Holdings, Inc. (I)(L)	1,200	$22,200
Hiscox, Ltd.	2,822	29,658
Horace Mann Educators Corp.	800	22,704
Hyundai Marine & Fire
Insurance Company, Ltd.	450	12,237
Independence Holding Company	130	1,856
Industrial Alliance Insurance and
Financial Services, Inc.	600	25,350
Insurance Australia Group, Ltd.	10,887	59,627
Intact Financial Corp.	643	38,566
Jardine Lloyd Thompson Group PLC	1,171	17,919
Kemper Corp.	500	16,800
Lancashire Holdings, Ltd.	97	1,207
Legal & General Group PLC	31,097	98,916
Liberty Holdings, Ltd.	983	11,450
LIG Insurance Company, Ltd.	440	9,988
Lincoln National Corp.	2,400	100,776
Loews Corp.	1,607	75,111
LPI Capital BHD	400	1,872
Maiden Holdings, Ltd.	1,300	15,353
Mapfre SA	4,256	15,236
Markel Corp. (I)	125	64,721
Marsh & McLennan Companies, Inc.	2,200	95,810
MBIA, Inc. (I)	2,700	27,621
Meadowbrook Insurance Group, Inc.	1,100	7,150
Mediolanum SpA	1,091	7,933
Menorah Mivtachim Holdings, Ltd.	45	531
Mercury General Corp.	300	14,493
Meritz Fire & Marine
Insurance Company, Ltd.	726	9,326
MetLife, Inc.	5,600	262,920
Milano Assicurazioni SpA (I)	1,886	1,347
MMI Holdings, Ltd.	1,282	3,120
MS&AD Insurance Group Holdings	1,882	49,318
Muenchener Rueckversicherungs AG	597	116,776
National Interstate Corp.	200	5,562
NIB Holdings, Ltd.	7,722	15,645
NKSJ Holdings, Inc.	1,175	30,319
Old Mutual PLC	29,424	89,368
Old Republic International Corp.	1,830	28,182
OneBeacon Insurance Group, Ltd., Class A	300	4,428
PartnerRe, Ltd.	600	54,924
PICC Property & Casualty Company, Ltd.,
H Shares	11,100	15,047
Ping An Insurance Group Company, H Shares	4,500	33,532
Platinum Underwriters Holdings, Ltd.	500	29,865
Powszechny Zaklad Ubezpieczen SA	95	12,899
Primerica, Inc.	900	36,306
Principal Financial Group, Inc.	2,900	124,178
ProAssurance Corp.	600	27,036
Protective Life Corp.	900	38,295
Prudential Financial, Inc.	3,000	233,940
Prudential PLC, ADR	884	33,000
QBE Insurance Group, Ltd.	4,154	56,866
Reinsurance Group of America, Inc.	700	46,893
RenaissanceRe Holdings, Ltd.	400	36,212
Resolution, Ltd.	9,828	50,579
RLI Corp.	200	17,484
RSA Insurance Group PLC	22,134	43,332
Safety Insurance Group, Inc.	200	10,594
Sampo OYJ	2,125	91,328
Samsung Fire & Marine
Insurance Company, Ltd.	185	42,474

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Samsung Life Insurance Company, Ltd.	142	$13,796
Sanlam, Ltd. (South African Exchange)	9,196	42,907
Santam, Ltd.	394	7,336
Schweizerische National-Versicherungs-
Gesellschaft AG	182	8,442
SCOR SE	962	31,879
Selective Insurance Group, Inc. (L)	800	19,600
Shin Kong Financial Holding Company, Ltd.	46,147	15,608
Societa’ Cattolica di Assicurazioni SCRL	140	3,121
StanCorp Financial Group, Inc.	500	27,510
Standard Life PLC	15,556	86,990
State Auto Financial Corp.	900	18,846
Stewart Information Services Corp. (L)	200	6,398
Storebrand ASA (I)	2,971	16,468
Sul America SA	2,058	14,829
Sun Life Financial, Inc. (L)	2,263	72,281
Suncorp Group, Ltd.	5,557	67,826
Swiss Life Holding (I)	221	41,840
Swiss Re, Ltd.	1,712	141,610
T&D Holdings, Inc.	2,200	27,333
The Allstate Corp.	2,354	118,995
The Chubb Corp.	1,700	151,742
The Dai-ichi Life Insurance Company, Ltd.	2,900	41,568
The Hanover Insurance Group, Inc.	500	27,660
The Navigators Group, Inc. (I)	205	11,843
The Progressive Corp.	3,094	84,250
The Travelers Companies, Inc.	2,000	169,540
Tokio Marine Holdings, Inc.	2,700	88,574
Topdanmark A/S (I)	730	18,800
Torchmark Corp.	800	57,880
Tryg A/S	177	16,291
Unipol Gruppo Finanziario SpA	1,848	8,171
United Fire Group, Inc.	500	15,235
Universal Insurance Holdings, Inc.	800	5,640
Unum Group	2,220	67,577
Validus Holdings, Ltd.	984	36,388
Vienna Insurance Group AG	255	13,092
W.R. Berkley Corp.	1,100	47,146
Willis Group Holdings PLC	1,400	60,662
XL Group PLC	2,479	76,403
Zurich Insurance Group AG	678	174,615

		7,278,772
Real Estate Investment Trusts - 0.1%
Corrections Corp. of America	969	33,479
Growthpoint Properties, Ltd.	9,063	22,242
KLCC Property Holdings BHD	7,300	14,404
Ryman Hospitality Properties	565	19,498
The Geo Group, Inc.	714	23,741

		113,364
Real Estate Management & Development - 0.8%
Africa Israel Investments, Ltd. (I)	1,110	1,917
Agile Property Holdings, Ltd.	8,000	8,821
Alexander & Baldwin, Inc. (I)	400	14,408
Allreal Holding AG	57	7,918
Altisource Asset Management Corp. (I)	60	31,529
Altisource Portfolio Solutions SA (I)	600	84,006
Asia Standard International Group	20,000	4,435
Associated International Hotels, Ltd.	2,000	5,725
Atrium Ljungberg AB, Class B	157	2,094
AV Homes, Inc. (I)	100	1,746
Ayala Land, Inc.	24,800	15,542
BR Malls Participacoes SA	2,600	23,580

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Brasil Brokers Participacoes SA	2,200	$5,708
Brookfield Asset Management, Inc. (L)	1,300	48,640
Brookfield Office Properties, Inc.	700	13,415
Bukit Sembawang Estates, Ltd.	2,000	9,839
Bumi Serpong Damai PT	40,000	4,980
Bund Center Investment, Ltd.	9,000	1,580
C C Land Holdings, Ltd.	7,000	1,872
CA Immobilien Anlagen AG	23	334
Capital & Counties Properties PLC	408	2,213
Capital & Regional PLC	1,359	892
CapitaLand, Ltd.	12,000	29,587
CapitaMalls Asia, Ltd.	8,000	12,472
Castellum AB	536	7,647
CBRE Group, Inc., Class A (I)	1,947	45,034
Cheung Kong Holdings, Ltd.	5,000	76,056
China Overseas Grand Oceans Group, Ltd.	6,000	7,320
China Overseas Land & Investment, Ltd.	18,960	55,917
China Resources Land, Ltd.	12,000	34,230
Chong Hong Construction Company	2,141	7,245
City Developments, Ltd.	3,000	24,520
Consolidated-Tomoka Land Company	67	2,579
Country Garden Holdings Company, Ltd.	33,571	21,668
CSI Properties, Ltd	103,682	4,082
Daikyo, Inc.	1,000	3,197
Daito Trust Construction Company, Ltd.	300	30,043
Daiwa House Industry Company, Ltd.	2,000	37,500
Deutsche Wohnen AG	1,346	24,093
Development Securities PLC	1,830	5,851
DLF, Ltd.	2,243	4,563
Evergrande Real Estate Group, Ltd. (I)(L)	25,000	10,431
Fabege AB	1,258	13,901
Far East Consortium International, Ltd.	13,000	4,103
First Capital Realty, Inc.	173	2,843
FirstService Corp.	200	7,759
Forest City Enterprises, Inc., Class A (I)	1,400	26,516
Forestar Group, Inc. (I)	400	8,612
Franshion Properties China, Ltd.	40,000	13,168
Glorious Property Holdings, Ltd. (I)	45,000	6,447
Goldcrest Company, Ltd.	170	4,616
Greentown China Holdings, Ltd.	11,500	21,666
Hang Lung Group, Ltd.	6,000	31,776
Hang Lung Properties, Ltd.	9,000	30,718
Heiwa Real Estate Company, Ltd.	700	12,910
Helical Bar PLC	514	2,471
Henderson Land Development Company, Ltd.	4,439	27,473
Highwealth Construction Corp.	4,000	8,826
Hopson Development Holdings, Ltd. (I)	6,000	7,093
Housing Development
& Infrastructure, Ltd. (I)	1,200	693
Huaku Development Company, Ltd.	3,338	9,779
Hulic Company, Ltd. (I)	1,800	27,088
Hung Poo Real Estate Development Corp.	5,499	5,603
Hysan Development Company, Ltd.	3,000	13,415
Iguatemi Empresa de Shopping Centers SA	356	3,905
Indiabulls Real Estate, Ltd.	4,034	3,490
JHSF Participacoes SA	2,000	5,775
Jones Lang LaSalle, Inc.	500	43,650
K Wah International Holdings, Ltd.	17,000	9,179
Kennedy-Wilson Holdings, Inc.	800	14,848
Kerry Properties, Ltd.	3,000	12,798
Kungsleden AB	1,328	8,875
Kuoyang Construction Company, Ltd. (I)	13,000	8,843
KWG Property Holding, Ltd.	14,500	9,231

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Land and Houses PCL, NVDR	33,200	$11,484
Lend Lease Corp.	3,480	32,992
Lippo Karawaci Tbk PT (I)	62,500	5,888
Longfor Properties Company, Ltd.	5,053	8,025
LPS Brasil Consultoria de Imoveis SA	1,000	7,855
Midland Holdings, Ltd.	10,000	4,116
Mingfa Group International Company, Ltd. (I)	16,000	4,130
Mitsubishi Estate Company, Ltd.	4,000	118,688
Mitsui Fudosan Company, Ltd.	2,000	67,599
Mobimo Holding AG	62	12,957
Multiplan Empreendimentos Imobiliarios SA	279	6,672
New World Development Company, Ltd.	18,036	27,131
Parque Arauco SA	801	1,536
Peet, Ltd. (I)	4,680	6,068
Poly Property Group Company, Ltd.	11,000	6,636
Prelios SpA (I)	238	184
Pruksa Real Estate PCL	8,900	5,548
PSP Swiss Property AG	76	6,593
Quintain Estates & Development PLC (I)	3,488	4,772
Radium Life Tech Company, Ltd.	2,678	2,321
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	3,184
Resilient Property Income Fund, Ltd.	206	1,103
Ruentex Development Company, Ltd.	1,552	3,182
Savills PLC	2,183	21,866
Sentul City Tbk PT (I)	105,000	1,861
Servcorp, Ltd.	1,145	4,017
Shenzhen Investment, Ltd.	44,000	17,720
Shui On Land, Ltd.	17,129	5,542
Sinarmas Land, Ltd.	9,000	3,984
Sino Land Company, Ltd.	14,474	21,248
Sino-Ocean Land Holdings, Ltd.	18,596	10,953
SM Prime Holdings, Ltd.	27,705	10,207
Sobha Developers, Ltd.	1,142	5,137
SOHO China, Ltd.	15,000	12,912
St. Modwen Properties PLC	1,033	5,084
Sumitomo Realty &
Development Company, Ltd.	1,000	47,691
Summarecon Agung Tbk PT	49,000	3,909
Sun Hung Kai Properties, Ltd.	6,202	84,271
Technopolis PLC	1,351	8,924
Tejon Ranch Company (I)	338	10,424
The Howard Hughes Corp. (I)	105	11,799
Tian An China Investment, Ltd.	7,000	5,221
Tokyo Rakutenchi Company, Ltd.	1,000	5,180
Tokyo Tatemono Company, Ltd.	3,000	27,631
Tokyu Land Corp.	3,000	31,161
UEM Sunrise BHD	2,800	2,193
Unite Group PLC	371	2,372
Unitech, Ltd. (I)	9,169	2,304
Wharf Holdings, Ltd.	7,000	60,695
Wheelock and Company, Ltd.	5,000	26,593
Wihlborgs Fastigheter AB	722	11,600
Wing Tai Holdings, Ltd.	2,175	3,555
Yanlord Land Group, Ltd.	7,000	6,837
Yuexiu Property Company, Ltd.	62,949	17,318

		1,982,172
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	500	6,220
Bank Mutual Corp.	1,200	7,524
BankFinancial Corp.	300	2,676
Beneficial Mutual Bancorp, Inc. (I)	323	3,220
Berkshire Hills Bancorp, Inc.	256	6,428

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
BofI Holding, Inc. (I)	300	$19,458
Brookline Bancorp, Inc.	900	8,469
Capitol Federal Financial, Inc.	1,137	14,133
Clifton Savings Bancorp, Inc.	500	6,195
Dime Community Bancshares, Inc.	400	6,660
ESSA Bancorp, Inc.	200	2,084
Federal Agricultural Mortgage Corp., Class C	300	10,014
First Financial Northwest, Inc.	500	5,215
Home Federal Bancorp, Inc.	200	2,516
Hudson City Bancorp, Inc.	5,200	47,060
Kearny Financial Corp. (I)	500	5,110
LIC Housing Finance, Ltd.	3,411	10,279
Meridian Interstate Bancorp, Inc. (I)	400	8,716
MGIC Investment Corp. (I)	1,700	12,376
New York Community Bancorp, Inc.	4,152	62,737
Northfield Bancorp, Inc.	420	5,099
Northwest Bancshares, Inc. (L)	1,225	16,195
OceanFirst Financial Corp.	200	3,382
Ocwen Financial Corp. (I)	1,300	72,501
Oritani Financial Corp. (L)	735	12,098
People’s United Financial, Inc. (L)	3,363	48,360
Provident Financial Services, Inc.	400	6,484
Provident New York Bancorp	800	8,712
Radian Group, Inc. (L)	2,100	29,253
Rockville Financial, Inc.	303	3,939
Roma Financial Corp. (I)	200	3,718
Territorial Bancorp, Inc.	200	4,394
TFS Financial Corp. (I)	1,900	22,743
Tree.com, Inc.	20	525
TrustCo Bank Corp.	1,600	9,536
Washington Federal, Inc.	1,000	20,680
Waterstone Financial, Inc. (I)	200	2,030
Westfield Financial, Inc.	400	2,824

		519,563

		33,440,414
Health Care - 7.0%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (I)	400	13,712
Actelion, Ltd. (I)	514	36,495
Affymax, Inc. (I)	500	680
Alexion Pharmaceuticals, Inc. (I)	800	92,928
Alkermes PLC (I)	1,000	33,620
Alnylam Pharmaceuticals, Inc. (I)	400	25,604
AMAG Pharmaceuticals, Inc. (I)	300	6,444
Amgen, Inc.	3,205	358,768
Ariad Pharmaceuticals, Inc. (I)(L)	2,200	40,480
Arqule, Inc. (I)	600	1,398
Bavarian Nordic A/S (I)	450	5,386
Biogen Idec, Inc. (I)	1,008	242,686
BioMarin Pharmaceutical, Inc. (I)	700	50,554
Biotest AG	64	5,759
Cangene Corp. (I)	400	893
Celgene Corp. (I)	1,757	270,455
Cepheid, Inc. (I)(L)	451	17,607
CSL, Ltd.	1,507	89,913
Cubist Pharmaceuticals, Inc. (I)	600	38,130
Elan Corp. PLC, ADR (I)(L)	1,912	29,789
Emergent Biosolutions, Inc. (I)	500	9,525
Enzon Pharmaceuticals, Inc. (L)	700	1,176
Galapagos NV (I)	188	3,968
Genmab A/S (I)	380	15,607
Genus PLC	575	13,330

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)	5,800	$364,472
Grifols SA	798	32,771
Immunomedics, Inc. (I)(L)	900	5,571
Incyte Corp. (I)	1,300	49,595
Medivation, Inc. (I)	400	23,976
Medivir AB (I)	250	4,182
Momenta Pharmaceuticals, Inc. (I)	600	8,634
Myriad Genetics, Inc. (I)(L)	800	18,800
Novozymes A/S, B shares	902	34,500
Onyx Pharmaceuticals, Inc. (I)	400	49,868
Osiris Therapeutics, Inc. (I)	500	8,320
PDL BioPharma, Inc. (L)	1,900	15,143
Progenics Pharmaceuticals, Inc. (I)	200	1,006
Prothena Corp. PLC (I)	46	931
Regeneron Pharmaceuticals, Inc. (I)	500	156,435
Rigel Pharmaceuticals, Inc. (I)	800	2,864
Sangamo Biosciences, Inc. (I)	700	7,336
Seattle Genetics, Inc. (I)(L)	800	35,064
Spectrum Pharmaceuticals, Inc. (L)	1,100	9,229
Swedish Orphan Biovitrum AB (I)	35	349
Theravance, Inc. (I)(L)	191	7,810
ThromboGenics NV (I)	334	8,671
United Therapeutics Corp. (I)(L)	300	23,655
Vertex Pharmaceuticals, Inc. (I)	1,000	75,820
Zeltia SA (I)	2,108	7,460

		2,357,369
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (L)	200	8,420
Abbott Laboratories	5,994	198,941
Accuray, Inc. (I)(L)	1,095	8,092
Alere, Inc. (I)	800	24,456
Align Technology, Inc. (I)	600	28,872
Analogic Corp.	200	16,528
Anika Therapeutics, Inc. (I)	500	11,980
Ansell, Ltd.	679	13,227
ArthroCare Corp. (I)	300	10,674
Baxter International, Inc.	2,300	151,087
Becton, Dickinson and Company	895	89,518
BioMerieux SA	114	11,044
Biosensors International Group, Ltd.	6,000	4,618
Boston Scientific Corp. (I)	12,401	145,588
C.R. Bard, Inc.	348	40,090
Cantel Medical Corp.	450	14,333
CareFusion Corp. (I)	1,882	69,446
Cochlear, Ltd.	210	11,855
Coloplast A/S	440	25,050
CONMED Corp.	200	6,798
Covidien PLC	2,571	156,677
Cutera, Inc. (I)	300	2,670
Cyberonics, Inc. (I)	200	10,148
Cynosure, Inc., Class A (I)	140	3,193
DENTSPLY International, Inc.	1,400	60,774
DiaSorin SpA (L)	185	7,971
Edwards Lifesciences Corp. (I)	600	41,778
Elekta AB, B Shares	2,004	32,259
Essilor International SA	776	83,488
Exactech, Inc. (I)	100	2,015
Getinge AB, B Shares	1,295	46,293
Given Imaging, Ltd. (I)	15	291
GN Store Nord A/S	2,000	42,072
Greatbatch, Inc. (I)	300	10,209
Haemonetics Corp. (I)(L)	400	15,952
Hill-Rom Holdings, Inc.	500	17,915

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hogy Medical Company, Ltd.	100	$5,552
Hologic, Inc. (I)	2,200	45,430
ICU Medical, Inc. (I)	200	13,586
IDEXX Laboratories, Inc. (I)(L)	300	29,895
Integra LifeSciences Holdings Corp. (I)	300	12,075
Intuitive Surgical, Inc. (I)	200	75,254
Masimo Corp.	200	5,328
Medical Action Industries, Inc. (I)	500	3,320
Medtronic, Inc.	5,144	273,918
Merit Medical Systems, Inc. (I)	375	4,549
Natus Medical, Inc. (I)	500	7,090
Neogen Corp. (I)	250	15,180
Nihon Kohden Corp.	400	16,403
Nipro Corp.	800	7,752
Nissui Pharmaceutical Company, Ltd.	300	3,462
Nobel Biocare Holding AG	1,134	16,746
NuVasive, Inc. (I)	500	12,245
Olympus Corp. (I)	1,000	30,438
Orthofix International NV (I)	100	2,086
Quidel Corp. (I)	400	11,360
ResMed, Inc. (L)	900	47,538
RTI Biologics, Inc. (I)	1,400	5,236
Sirona Dental Systems, Inc. (I)	400	26,772
Smith & Nephew PLC, ADR (L)	902	56,303
Sonova Holding AG	320	39,772
Sorin SpA (I)	818	2,214
Spectranetics Corp. (I)	700	11,746
St. Jude Medical, Inc.	1,390	74,560
STERIS Corp.	544	23,370
Stryker Corp.	989	66,847
SurModics, Inc. (I)	200	4,756
Symmetry Medical, Inc. (I)	400	3,264
Teleflex, Inc.	400	32,912
Terumo Corp.	500	25,733
The Cooper Companies, Inc.	500	64,845
Thoratec Corp. (I)	500	18,645
Top Glove Corp. BHD	5,200	10,035
Tornier BV (I)	400	7,732
Varian Medical Systems, Inc. (I)(L)	700	52,311
West Pharmaceutical Services, Inc.	400	16,460
William Demant Holdings A/S (I)	107	9,888
Wright Medical Group, Inc. (I)	648	16,900
Zimmer Holdings, Inc.	1,600	131,424

		2,765,254
Health Care Providers & Services - 1.2%
Aetna, Inc.	1,723	110,306
Air Methods Corp. (L)	900	38,340
Almost Family, Inc.	100	1,943
Amedisys, Inc. (I)	500	8,610
AmerisourceBergen Corp.	1,100	67,210
AMN Healthcare Services, Inc. (I)	400	5,504
Amplifon SpA	619	3,384
Amsurg Corp. (I)	500	19,850
Apollo Hospitals Enterprise, Ltd.	1,126	16,701
Assura Group, Ltd.	3,806	2,218
Bio-Reference Labs, Inc. (I)(L)	400	11,952
BioScrip, Inc. (I)	700	6,146
Brookdale Senior Living, Inc. (I)	1,400	36,820
Capital Senior Living Corp. (I)	800	16,920
Cardinal Health, Inc.	1,565	81,615
Catamaran Corp. (I)	528	24,262
Catamaran Corp. (I)	400	18,376
Celesio AG	622	14,004

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Centene Corp. (I)	512	$32,748
Chemed Corp. (L)	200	14,300
Cigna Corp.	1,500	115,290
CML Healthcare, Inc.	327	3,410
Community Health Systems, Inc.	1,000	41,500
Corvel Corp. (I)	400	14,788
DaVita HealthCare Partners, Inc. (I)	1,400	79,660
Diagnosticos da America SA	2,500	13,175
Emeritus Corp. (I)	200	3,706
Express Scripts Holding Company (I)	3,974	245,514
Fleury SA	200	1,656
Fresenius Medical Care AG & Company
KGaA, ADR	890	28,818
Fresenius SE & Company KGaA	522	64,844
Gentiva Health Services, Inc. (I)	400	4,816
HCA Holdings, Inc.	800	34,200
Health Management
Associates, Inc., Class A (I)	2,700	34,560
Health Net, Inc. (I)	600	19,020
HealthSouth Corp.	600	20,688
Healthways, Inc. (I)	600	11,106
Henry Schein, Inc. (I)	800	82,960
Humana, Inc.	900	83,997
IPC The Hospitalist Company, Inc. (I)	200	10,202
Kindred Healthcare, Inc.	741	9,952
Laboratory Corp. of America Holdings (I)	600	59,484
Landauer, Inc.	100	5,125
LHC Group, Inc. (I)	200	4,692
Life Healthcare Group Holdings, Ltd.	3,407	12,107
LifePoint Hospitals, Inc. (I)	500	23,315
Magellan Health Services, Inc. (I)	300	17,988
McKesson Corp.	1,200	153,960
MedCath Corp. (I)	500	685
Medica SA	35	872
Mediclinic International, Ltd.	1,496	11,066
Medipal Holdings Corp.	800	9,894
MEDNAX, Inc. (I)	499	50,100
Miraca Holdings, Inc.	300	13,409
Molina Healthcare, Inc. (I)(L)	900	32,040
MWI Veterinary Supply, Inc. (I)	200	29,872
National Healthcare Corp.	100	4,727
Netcare, Ltd.	1,489	3,554
Odontoprev SA	1,800	7,902
Omnicare, Inc. (L)	900	49,950
Orpea SA	163	8,212
Owens & Minor, Inc. (L)	350	12,107
Patterson Companies, Inc.	900	36,180
PDI, Inc. (I)	300	1,446
PharMerica Corp. (I)	600	7,962
Primary Health Care, Ltd.	5,118	23,020
Quest Diagnostics, Inc. (L)	1,400	86,506
Ramsay Health Care, Ltd.	719	24,298
Rhoen-Klinikum AG	1,133	29,120
Ship Healthcare Holdings, Inc.	500	19,519
Sinopharm Group Company, Ltd., H Shares	1,600	4,012
Sonic Healthcare, Ltd.	1,778	26,858
Suzuken Company, Ltd.	400	13,189
Team Health Holdings, Inc. (I)	600	22,764
Tenet Healthcare Corp. (I)	800	32,952
The Ensign Group, Inc.	200	8,222
The Providence Service Corp. (I)	400	11,476
Toho Holdings Company, Ltd.	300	5,483
Triple-S Management Corp., Class B (I)	400	7,356

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
United Drug PLC	3,962	$20,539
UnitedHealth Group, Inc.	5,406	387,124
Universal American Corp.	700	5,334
Universal Health Services, Inc., Class B	800	59,992
VCA Antech, Inc. (I)	900	24,714
WellCare Health Plans, Inc. (I)	400	27,896
WellPoint, Inc.	1,916	160,197

		3,012,291
Health Care Technology - 0.1%
AGFA Gevaert NV (I)	1,552	3,570
AGFA Gevaert NV (I)	387	1
Allscripts Healthcare Solutions, Inc. (I)	1,400	20,818
athenahealth, Inc. (I)(L)	400	43,424
Cerner Corp. (I)	1,200	63,060
HMS Holdings Corp. (I)	462	9,938
MedAssets, Inc. (I)	700	17,794
Medidata Solutions, Inc. (I)	300	29,679
Omnicell, Inc. (I)	600	14,208
Quality Systems, Inc.	500	10,865

		213,357
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)(L)	1,200	7,440
Agilent Technologies, Inc.	1,500	76,875
Bachem Holding AG	51	2,374
Bio-Rad Laboratories, Inc., Class A (I)	300	35,268
Bruker Corp. (I)	1,400	28,910
Charles River
Laboratories International, Inc. (I)	500	23,130
Covance, Inc. (I)	500	43,230
EPS Company, Ltd.	4	3,914
Evotec AG (I)	1,151	5,134
Furiex Pharmaceuticals, Inc. (I)	125	5,499
Gerresheimer AG	197	11,808
Illumina, Inc. (I)	500	40,415
Life Technologies Corp. (I)	1,500	112,245
Lonza Group AG	368	30,122
Luminex Corp. (I)	500	10,000
Mettler-Toledo International, Inc. (I)	100	24,009
PAREXEL International Corp. (I)	600	30,138
PerkinElmer, Inc.	1,200	45,300
QIAGEN NV (I)	1,198	25,828
Siegfried Holding AG	58	9,393
Techne Corp.	225	18,014
Thermo Fisher Scientific, Inc.	1,749	161,170
Vivalis SA (I)	218	1,162
Waters Corp. (I)	600	63,726

		815,104
Pharmaceuticals - 3.3%
AbbVie, Inc.	5,400	241,542
Acino Holding AG (I)	47	4,180
Actavis, Inc. (I)	1,100	158,400
Adcock Ingram Holdings, Ltd.	882	6,018
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	13
Allergan, Inc.	1,100	99,495
Almirall SA	494	6,270
Aspen Pharmacare Holdings, Ltd.	2,184	57,141
Astellas Pharma, Inc.	1,300	66,449
AstraZeneca PLC, ADR	3,780	196,295
Bayer AG	2,535	298,913
Bristol-Myers Squibb Company	6,375	295,035

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
BTG PLC (I)	3,898	$24,201
China Chemical &
Pharmaceutical Company, Ltd.	1,000	809
China Medical System Holdings, Ltd.	2,000	1,709
China Shineway Pharmaceutical Group, Ltd.	5,000	7,198
Chugai Pharmaceutical Company, Ltd.	300	6,172
CSPC Pharmaceutical Group, Ltd.	14,000	7,482
Daiichi Sankyo Company, Ltd.	2,300	41,731
Dainippon Sumitomo Pharma Company, Ltd.	1,000	13,669
Dechra Pharmaceuticals PLC	545	6,339
Dr. Reddy’s Laboratories, Ltd., ADR (L)	384	14,511
EGIS Pharmaceuticals PLC	22	2,772
Eisai Company, Ltd.	600	24,438
Eli Lilly & Company	4,400	221,452
Endo Health Solutions, Inc. (I)	1,100	49,984
Faes Farma SA	523	1,684
Forest Laboratories, Inc. (I)	2,169	92,812
Galenica Holding AG	30	25,393
Genomma Lab Internacional
SAB de CV (I)(L)	3,800	8,680
GlaxoSmithKline Pharmaceuticals, Ltd.	235	9,390
GlaxoSmithKline PLC, ADR (L)	6,151	308,596
Glenmark Pharmaceuticals, Ltd.	334	2,830
Green Cross Holdings Corp.	480	6,186
H. Lundbeck A/S	487	10,616
Hanmi Pharm Company, Ltd. (I)	17	2,279
Hanmi Science Company, Ltd. (I)	26	360
Hi-Tech Pharmacal Company, Inc.	200	8,630
Hisamitsu Pharmaceutical Company, Inc.	300	16,772
Hospira, Inc. (I)	1,400	54,908
Impax Laboratories, Inc. (I)	700	14,357
Jazz Pharmaceuticals PLC (I)	401	36,880
Johnson & Johnson	11,335	982,631
Kaken Pharmaceutical Company, Ltd.	1,000	15,066
Kyowa Hakko Kogyo Company, Ltd.	2,000	20,595
Lannett Company, Inc. (I)	600	13,092
LG Life Sciences, Ltd. (I)	173	8,350
Lupin, Ltd.	519	7,099
Mallinckrodt PLC (I)	321	14,153
Meda AB	1,953	23,495
Merck & Company, Inc.	15,305	728,671
Merck KGaA	311	48,535
Mitsubishi Tanabe Pharma Corp.	600	8,430
Mylan, Inc. (I)	1,910	72,905
Nippon Shinyaku Company, Ltd.	1,000	17,272
Novartis AG	1,146	88,088
Novartis AG, ADR	5,725	439,165
Novo Nordisk A/S, ADR (L)	1,149	194,434
Orion OYJ	460	11,590
Orion OYJ, Series A	170	4,291
Otsuka Holdings Company, Ltd.	300	8,710
Pain Therapeutics, Inc.	900	2,448
Perrigo Company	400	49,352
Pfizer, Inc.	26,944	773,562
Piramal Enterprises, Ltd.	482	4,543
Questcor Pharmaceuticals, Inc.	900	52,200
Ranbaxy Laboratories, Ltd. (I)	764	4,017
Recordati SpA	1,275	15,331
Richter Gedeon Nyrt	890	15,488
Roche Holdings AG	2,022	545,450
Roche Holdings AG (SIX Swiss Exchange)	72	19,319
Rohto Pharmaceutical Company, Ltd.	1,000	14,131
Salix Pharmaceuticals, Ltd. (I)	700	46,816

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi, ADR	7,547	$382,105
Santarus, Inc. (I)	1,300	29,341
Santen Pharmaceutical Company, Ltd.	400	19,434
Sawai Pharmaceutical Company, Ltd.	200	14,063
Seikagaku Corp.	100	1,343
Shionogi & Company, Ltd.	1,500	31,609
Shire PLC, ADR	715	85,721
Sihuan Pharmaceutical Holdings Group, Ltd.	4,000	2,712
Sino Biopharmaceutical	20,000	13,610
Stada Arzneimittel AG	532	26,973
Strides Arcolab, Ltd.	487	6,645
Sun Pharmaceutical Industries, Ltd.	1,930	18,244
Takeda Pharmaceutical Company, Ltd.	2,300	108,793
Teva Pharmaceutical Industries, Ltd., ADR	2,808	106,086
The Medicines Company (I)	400	13,408
Tsumura & Company, Ltd.	400	11,746
UCB SA	475	28,916
United Laboratories
International Holdings, Ltd. (I)	7,500	2,706
Valeant Pharmaceuticals International, Inc. (I)	846	88,263
Vectura Group PLC (I)	4,498	8,104
ViroPharma, Inc. (I)	986	38,750
Warner Chilcott PLC, Class A	1,500	34,275
Wockhardt, Ltd.	291	2,430
Yuhan Corp.	106	19,339
Zoetis, Inc.	8,492	264,271

		8,060,707

		17,224,082
Industrials - 9.8%
Aerospace & Defense - 1.3%
AAR Corp.	700	19,131
Aerovironment, Inc. (I)	300	6,930
Alliant Techsystems, Inc.	400	39,024
American Science & Engineering, Inc.	100	6,031
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	4,070
B/E Aerospace, Inc. (I)	820	60,532
BAE Systems PLC	16,678	122,641
Bombardier, Inc., Class B	4,300	19,996
CAE, Inc.	1,009	11,049
Chemring Group PLC	1,365	6,716
Cobham PLC	7,963	37,022
Cubic Corp.	300	16,104
Curtiss-Wright Corp.	600	28,176
DigitalGlobe, Inc. (I)	956	30,229
Ducommun, Inc. (I)	100	2,868
Elbit Systems, Ltd.	100	5,347
Embraer SA, ADR	850	27,600
Engility Holdings, Inc. (I)	183	5,807
Esterline Technologies Corp. (I)	200	15,978
European Aeronautic Defence &
Space Company NV	1,209	77,061
Exelis, Inc.	1,113	17,485
Finmeccanica SpA (I)(L)	3,480	20,838
Forjas Taurus SA	139	188
GenCorp, Inc. (I)(L)	500	8,015
General Dynamics Corp.	1,565	136,969
HEICO Corp.	125	8,468
HEICO Corp., Class A	250	12,535
Hexcel Corp. (I)	1,000	38,800
Honeywell International, Inc.	2,898	240,650
Huntington Ingalls Industries, Inc.	466	31,408

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	800	$75,600
LMI Aerospace, Inc. (I)	200	2,672
Lockheed Martin Corp.	1,100	140,305
MacDonald Dettwiler & Associates, Ltd.	292	22,534
Meggitt PLC	5,021	44,607
MTU Aero Engines Holding AG	206	19,260
National Presto Industries, Inc.	100	7,041
Northrop Grumman Corp.	1,200	114,312
Orbital Sciences Corp. (I)	900	19,062
Precision Castparts Corp.	633	143,843
QinetiQ Group PLC	11,015	34,192
Raytheon Company	2,100	161,847
Rockwell Collins, Inc.	715	48,520
Rolls-Royce Holdings PLC	9,783	176,307
S&T Dynamics Company, Ltd.	570	7,509
Saab AB	662	13,240
Safran SA	698	43,012
Singapore Technologies Engineering, Ltd.	6,000	19,958
Spirit Aerosystems Holdings, Inc., Class A (I)	1,200	29,088
Taser International, Inc. (I)	400	5,964
Teledyne Technologies, Inc. (I)	300	25,479
Textron, Inc.	2,400	66,264
Thales SA	402	22,095
The Boeing Company	2,800	329,000
TransDigm Group, Inc.	300	41,610
Triumph Group, Inc.	400	28,088
Ultra Electronics Holdings PLC	436	13,344
United Technologies Corp.	4,000	431,280
Zodiac Aerospace	219	34,865

		3,178,566
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,300	9,737
Atlas Air Worldwide Holdings, Inc. (I)	400	18,444
C.H. Robinson Worldwide, Inc. (L)	763	45,444
Deutsche Post AG	2,841	94,337
Expeditors International of Washington, Inc.	1,100	48,466
FedEx Corp.	1,430	163,177
Freightways, Ltd.	3,835	13,445
Hanjin Transportation Company, Ltd.	140	2,797
Hub Group, Inc., Class A (I)	300	11,769
Hyundai Glovis Company, Ltd.	48	9,405
Kerry TJ Logistics Company, Ltd.	4,000	5,209
Kintetsu World Express, Inc.	100	3,594
Pacer International, Inc. (I)	200	1,238
Park-Ohio Holdings Corp. (I)	300	11,526
PostNL NV (I)	1,973	8,526
Shibusawa Warehouse Company, Ltd.	1,000	4,701
Sinotrans, Ltd., H Shares	11,000	2,892
TNT Express NV	1,760	16,047
Toll Holdings, Ltd.	3,609	19,633
United Parcel Service, Inc., Class B	2,777	253,734
UTi Worldwide, Inc.	1,000	15,110
Yamato Transport Company, Ltd.	2,400	54,259

		813,490
Airlines - 0.3%
Air China, Ltd., H Shares	4,000	2,700
Air France KLM (I)(L)	1,136	11,318
Alaska Air Group, Inc.	700	43,834
ANA Holdings, Inc.	3,000	6,553
Asiana Airlines, Inc. (I)	1,080	5,130
Cathay Pacific Airways, Ltd.	8,000	15,643
China Airlines, Ltd. (I)	24,511	9,204

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	$1,967
China Southern Airlines Company, Ltd.,
H Shares	10,000	3,724
Delta Air Lines, Inc. (L)	5,500	129,745
Deutsche Lufthansa AG (I)	1,546	30,151
easyJet PLC	2,043	42,200
Eva Airways Corp. (I)	13,112	7,454
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	900	4,401
Hanjin Kal Corp. (I)	51	800
Hawaiian Holdings, Inc. (I)(L)	1,000	7,440
International Consolidated
Airlines Group SA (I)	2,398	13,162
International Consolidated Airlines Group SA
(London Exchange) (I)	4,906	26,810
JetBlue Airways Corp. (I)(L)	3,231	21,518
Korean Air Lines Company, Ltd. (I)	105	3,681
Latam Airlines Group SA	1,170	17,474
Latam Airlines Group SA, ADR (L)	200	3,016
Malaysian Airline System BHD (I)	40,000	4,113
Norwegian Air Shuttle ASA (I)	300	10,846
Qantas Airways, Ltd. (I)	5,035	6,929
Singapore Airlines, Ltd.	3,000	24,913
SkyWest, Inc.	100	1,452
Southwest Airlines Company	6,509	94,771
Thai Airways International PCL	6,600	4,199
Turk Hava Yollari	3,508	13,381
United Continental Holdings, Inc. (I)	3,094	95,017
US Airways Group, Inc. (I)(L)	1,010	19,150
Virgin Australia Holdings, Ltd. (I)	16,061	75
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	16,061	6,444

		689,215
Building Products - 0.3%
AAON, Inc.	675	17,928
AFG Arbonia-Forster Holding AG (I)	54	1,843
American Woodmark Corp. (I)	100	3,465
AO Smith Corp.	900	40,680
Apogee Enterprises, Inc.	400	11,872
Armstrong World Industries, Inc. (I)	500	27,480
Asahi Glass Company, Ltd.	4,000	24,884
Assa Abloy AB, Series B	2,028	93,114
Belimo Holding AG	4	10,281
Bunka Shutter Company, Ltd.	2,000	10,358
Cie de Saint-Gobain	1,638	81,151
Daikin Industries, Ltd.	600	31,893
Fortune Brands Home & Security, Inc.	2,100	87,423
Geberit AG	153	41,325
Gibraltar Industries, Inc. (I)	200	2,852
Griffon Corp.	653	8,189
GWA International, Ltd.	1,367	3,877
Hills Industries, Ltd.	1,154	1,992
Insteel Industries, Inc.	280	4,508
Lennox International, Inc.	400	30,104
LG Hausys, Ltd.	28	3,401
Lindab International AB (I)	600	5,611
LIXIL Group Corp.	1,600	33,056
Masco Corp.	1,889	40,198
Nibe Industrier AB	654	12,456
Nippon Sheet Glass Company, Ltd. (I)	11,000	14,186
Nitto Boseki Company, Ltd.	2,000	8,470
Owens Corning, Inc. (I)	1,020	38,740

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Quanex Building Products Corp. (L)	500	$9,415
Rockwool International A/S	100	16,191
Sanwa Shutter Corp.	2,000	12,232
Simpson Manufacturing Company, Inc. (L)	400	13,028
Sintex Industries, Ltd.	1,509	500
Systemair AB	211	3,693
Takara Standard Company, Ltd.	1,000	8,070
Takasago Thermal Engineering Company, Ltd.	1,000	8,500
TOTO, Ltd.	2,000	28,091
Trex Company, Inc. (I)	300	14,859
Universal Forest Products, Inc.	300	12,630
USG Corp. (I)(L)	800	22,864
Wienerberger AG (L)	1,142	20,052
Zehnder Group AG	185	8,240

		869,702
Commercial Services & Supplies - 0.7%
3M India, Ltd. (I)	25	1,205
ABM Industries, Inc.	600	15,972
ACCO Brands Corp. (I)	1,612	10,704
Aggreko PLC	1,134	29,456
ARC Document Solutions, Inc. (I)	800	3,672
Babcock International Group PLC	1,783	34,511
Berendsen PLC	1,296	19,059
Bilfinger SE	293	30,777
Blue Label Telecoms, Ltd.	3,672	2,926
Brambles, Ltd.	5,274	44,854
Cabcharge Australia, Ltd.	479	1,654
Caverion Corp. (I)	616	5,002
CECO Environmental Corp.	48	676
China Everbright International, Ltd.	16,000	14,160
Cintas Corp.	1,168	59,802
Clean Harbors, Inc. (I)	493	28,919
Consolidated Graphics, Inc. (I)	200	11,212
Contax Participacoes SA (I)	400	3,518
Copart, Inc. (I)	1,100	34,969
Courier Corp.	200	3,164
Covanta Holding Corp.	1,384	29,590
Crowe Horwath Australasia, Ltd.	5,300	3,140
Dai Nippon Printing Company, Ltd.	4,000	42,442
Daiseki Company, Ltd.	500	9,229
De La Rue PLC	1,136	18,278
Deluxe Corp. (L)	400	16,664
Derichebourg SA (I)	416	1,443
Downer EDI, Ltd.	1,670	6,987
Duskin Company, Ltd.	600	12,035
Edenred	625	20,298
Ennis, Inc.	200	3,608
Fuel Tech, Inc. (I)	500	2,180
G&K Services, Inc., Class A	200	12,078
G4S PLC	6,767	27,865
Gategroup Holding AG (I)	136	3,482
GL Events SA	168	3,945
Gunnebo AB	1,340	7,781
Herman Miller, Inc.	400	11,672
HNI Corp. (L)	600	21,708
Homeserve PLC	3,340	13,900
Horizon North Logistics, Inc.	240	1,692
InnerWorkings, Inc. (I)(L)	1,000	9,820
Interface, Inc.	800	15,872
Intersections, Inc.	206	1,807
Intrum Justitia AB	459	12,285
Iron Mountain, Inc.	1,205	32,559
K-Green Trust	1,400	1,128

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B	200	$2,218
Kokuyo Company, Ltd.	500	3,900
Lassila & Tikanoja OYJ	363	7,408
Loomis AB	512	11,269
McGrath RentCorp. (L)	200	7,140
Mine Safety Appliances Company	400	20,644
Mitie Group PLC	2,329	11,152
Mitsubishi Pencil Company, Ltd.	200	4,799
Moshi Moshi Hotline, Inc.	400	4,684
Mvelaserve, Ltd. (I)	2,549	2,278
NL Industries, Inc.	400	4,540
Orell Fuessli Holding AG (I)	16	1,627
PayPoint PLC	1,027	17,658
Pitney Bowes, Inc. (L)	1,400	25,466
Programmed Maintenance Services, Ltd.	3,918	10,271
Progressive Waste Solutions, Ltd.	233	5,995
R.R. Donnelley & Sons Company (L)	1,800	28,440
Regus PLC	6,222	18,353
Rentokil Initial PLC	15,959	28,169
Republic Services, Inc.	3,305	110,255
Ritchie Brothers Auctioneers, Inc.	700	14,094
Rollins, Inc.	950	25,185
RPS Group PLC	1,673	7,264
S1 Corp.	180	10,825
Schawk, Inc.	500	7,420
Seche Environnement SA	29	1,077
Secom Company, Ltd.	500	31,382
Securitas AB, Series B	2,105	24,047
Serco Group PLC	2,550	22,552
Shanks Group PLC	2,270	3,420
Societe BIC SA	122	14,188
Sohgo Security Services Company, Ltd.	1,000	20,050
Standard Parking Corp. (I)	200	5,378
Steelcase, Inc., Class A	1,200	19,944
Stericycle, Inc. (I)	500	57,700
Taiwan Secom Company, Ltd.	4,000	9,570
Team, Inc. (I)	400	15,900
Tetra Tech, Inc. (I)	800	20,712
The ADT Corp.	1,264	51,394
The Brink’s Company	300	8,490
Tomra Systems ASA	800	7,521
Toppan Forms Company, Ltd.	800	7,821
Toppan Printing Company, Ltd.	3,000	24,255
Transcontinental, Inc., Class A	500	7,155
Transfield Services, Ltd.	6,866	7,178
Transpacific Industries Group, Ltd. (I)	6,167	5,657
Tyco International, Ltd.	2,129	74,472
UniFirst Corp.	200	20,884
United Stationers, Inc. (L)	400	17,400
US Ecology, Inc.	100	3,013
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	2,958
Viad Corp.	400	9,980
Waste Connections, Inc.	1,250	56,763
Waste Management, Inc.	2,333	96,213

		1,737,828
Construction & Engineering - 0.7%
Abengoa SA	391	1,234
Abengoa SA, B Shares	1,564	4,560
ACS Actividades de Construccion
y Servicios SA	674	21,504
AECOM Technology Corp. (I)	900	28,143
Aecon Group, Inc.	1,200	16,275

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Aegion Corp. (I)	700	$16,611
Arcadis NV	353	10,097
Astaldi SpA	400	3,279
Aveng, Ltd. (I)	2,595	6,303
Balfour Beatty PLC	4,923	22,657
Bauer AG	199	4,983
Besalco SA	5,468	7,583
Bird Construction, Inc.	47	575
Boart Longyear, Ltd.	4,209	1,710
Bouygues SA	1,092	39,866
Cardno, Ltd.	828	4,798
Carillion PLC	3,896	19,737
Chicago Bridge & Iron Company NV	68	4,608
China Communications Construction
Company, Ltd., H Shares	21,787	17,230
China Railway Construction Corp., H Shares	13,500	14,259
China Railway Group, Ltd., H Shares	23,000	12,590
China State Construction
International Holdings, Ltd.	1,600	2,562
Chung Hsin Electric &
Machinery Manufacturing Corp.	1,000	575
Churchill Corp.	400	3,534
Comfort Systems USA, Inc.	400	6,724
Consolidated Infrastructure Group, Ltd. (I)	116	250
CTCI Corp.	6,000	9,705
Daelim Industrial Company, Ltd.	115	10,354
Doosan Heavy Industries and
Construction Company, Ltd.	275	11,817
Dycom Industries, Inc. (I)	500	13,995
Eiffage SA	234	12,836
Ellaktor SA (I)	2,313	7,682
EMCOR Group, Inc.	600	23,478
Empresas ICA SAB de CV (I)	8,100	17,215
Ferrovial SA	2,357	42,503
FLSmidth & Company A/S, B Shares	389	20,949
Fluor Corp.	1,100	78,056
Fomento de Construcciones y Contratas SA (I)	377	7,524
Furmanite Corp. (I)	344	3,406
Galliford Try PLC	1,829	30,837
Gamuda BHD	12,700	17,931
GEK Terna Holding Real
Estate Construction SA (I)	925	2,935
GMR Infrastructure, Ltd.	11,509	3,957
Granite Construction, Inc.	500	15,300
Great Lakes Dredge & Dock Corp.	800	5,936
Grontmij (I)	859	3,963
Group Five, Ltd.	927	4,063
GS Engineering & Construction Corp.	209	7,267
Halla Engineering & Construction Corp.	260	1,328
Heijmans NV	103	1,245
Hindustan Construction Company, Ltd. (I)	4,756	748
HKC Holdings, Ltd.	27,770	949
Hochtief AG	251	21,914
Hyundai Development Company	490	10,940
Hyundai Engineering &
Construction Company, Ltd.	310	17,837
IJM Corp. BHD	6,200	10,997
Implenia AG	111	6,681
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	29,724
Interchina Holdings Company (I)	15,000	1,162
Jacobs Engineering Group, Inc. (I)	1,300	75,634
JGC Corp.	1,000	36,201

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Kajima Corp.	5,000	$20,441
Kandenko Company, Ltd.	1,000	6,059
KBR, Inc.	1,500	48,960
Keller Group PLC	325	5,467
KEPCO Engineering &
Construction Company, Inc.	50	3,384
Koninklijke BAM Groep NV	2,400	12,903
Koninklijke Boskalis Westinster NV	438	19,380
Kumho Industrial Company, Ltd. (I)	4	58
Kyowa Exeo Corp.	1,000	11,811
Lanco Infratech, Ltd. (I)	6,722	575
Larsen & Toubro, Ltd.	711	8,925
Layne Christensen Company (I)(L)	400	7,984
Leighton Holdings, Ltd.	671	12,054
Macmahon Holdings, Ltd. (I)	8,180	916
Maeda Road Construction Company, Ltd.	1,000	16,649
Malaysian Resources Corp. BHD	19,050	8,659
MasTec, Inc. (I)(L)	1,000	30,300
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	584
Mirait Holdings Corp.	1,000	8,559
Monadelphous Group, Ltd.	333	5,960
Morgan Sindall PLC	210	2,550
Mota Engil SGPS SA	444	1,761
Murray & Roberts Holdings, Ltd. (I)	4,035	11,049
MYR Group, Inc. (I)	300	7,290
NCC, Ltd.	1,391	399
Nishimatsu Construction Company, Ltd.	2,000	5,838
Northwest Pipe Company (I)	200	6,576
NRW Holdings, Ltd.	518	704
Obayashi Corp.	4,000	23,929
Obrascon Huarte Lain SA	200	7,611
Orion Marine Group, Inc. (I)	300	3,123
Outotec OYJ	860	11,803
PER Aarsleff A/S	90	11,119
Pike Electric Corp.	500	5,660
Polimex-Mostostal SA (I)	26	1
Polnord SA (I)	395	826
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	15,879
Punj Lloyd, Ltd. (I)	1,401	514
Quanta Services, Inc. (I)	1,800	49,518
Raubex Group, Ltd.	1,042	2,434
Royal Imtech NV (I)	448	1,216
Sacyr Vallehermoso SA (I)	326	1,514
Samsung Engineering Company, Ltd.	129	9,885
Sanki Engineering Company, Ltd.	2,000	12,309
Severfield Rowen PLC	6,565	6,352
Shikun & Binui, Ltd.	842	1,973
Shimizu Corp.	3,000	14,705
Skanska AB, Series B	2,340	45,014
SNC-Lavalin Group, Inc.	700	28,780
Sterling Construction Company, Inc. (I)	300	2,775
Strabag SE	153	3,817
Sweco AB	449	5,810
Taisei Corp.	6,000	29,605
Toda Corp.	3,000	10,326
Toyo Engineering Corp.	1,000	4,343
Tutor Perini Corp. (I)	700	14,924
UGL, Ltd.	1,131	8,770
United Engineers, Ltd.	4,000	5,677
URS Corp.	1,000	53,750
Veidekke ASA	501	3,902

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Vianini Lavori SpA	357	$1,817
Vinci SA	1,305	75,885
Wilson Bayly Holmes-Ovcon, Ltd.	416	6,635
YIT OYJ	616	8,602
Yokogawa Bridge Corp.	1,000	14,275
Yongnam Holdings, Ltd.	43,000	9,954

		1,620,143
Electrical Equipment - 0.7%
ABB, Ltd.	467	4,052
ABB, Ltd. (SIX Swiss Exchange)	7,279	171,957
Acuity Brands, Inc. (L)	500	46,010
Alstom SA	788	28,079
AMETEK, Inc.	1,443	66,407
AZZ, Inc.	400	16,744
Bharat Heavy Electricals, Ltd.	2,195	4,840
Brady Corp., Class A (L)	700	21,350
China High Speed Transmission Equipment
Group Company, Ltd. (I)	5,000	2,126
Crompton Greaves, Ltd.	1,545	2,123
Eaton Corp. PLC	3,007	207,002
Eltek ASA	1,541	1,488
Emerson Electric Company	3,256	210,663
Encore Wire Corp.	419	16,525
EnerSys, Inc.	761	46,139
Franklin Electric Company, Inc. (L)	400	15,760
FSP Technology, Inc.	6,079	5,848
Fujikura, Ltd.	4,000	15,543
Furukawa Electric Company, Ltd.	4,000	9,246
Futaba Corp.	600	7,706
Gamesa Corporacion Tecnologica SA (I)	1,673	14,684
Generac Holdings, Inc.	700	29,848
General Cable Corp. (L)	500	15,875
GrafTech International, Ltd. (I)(L)	1,700	14,365
Harbin Electric Company, Ltd., H Shares	6,000	3,733
Hubbell, Inc., Class B	400	41,896
Huber & Suhner AG	13	683
II-VI, Inc. (I)	250	4,705
Johnson Electric Holdings, Ltd.	11,000	7,990
Legrand SA	852	47,330
LS Cable, Ltd.	47	3,391
LS Industrial Systems Company, Ltd.	164	9,924
LSI Industries, Inc.	300	2,532
Mersen	322	10,021
Mitsubishi Electric Corp.	6,000	63,334
Neo-Neon Holdings, Ltd. (I)	10,000	1,946
Nexans SA	196	11,883
Nidec Corp.	400	33,124
Nippon Carbon Company, Ltd.	1,000	2,015
Nippon Signal Company, Ltd.	800	6,147
Nitto Kogyo Corp.	100	1,670
Nordex AG (I)	111	1,625
Ormat Industries, Ltd. (I)	811	5,297
Osram Licht AG (I)	30	1,408
Phoenix Mecano AG	4	2,353
Polypore International, Inc. (I)	500	20,485
Powell Industries, Inc. (I)	100	6,129
Powercom Company, Ltd. (I)	5,350	794
Prysmian SpA	1,145	28,026
Regal-Beloit Corp.	400	27,172
Rockwell Automation, Inc.	700	74,858
Roper Industries, Inc.	900	119,583
Saft Groupe SA	410	11,310
Schneider Electric SA	1,537	130,050

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
SGL Carbon SE	292	$11,111
Sumitomo Electric Industries, Ltd.	3,500	50,806
SWCC Showa Holdings Company, Ltd. (I)	6,000	7,414
Taihan Electric Wire Company, Ltd. (I)	265	676
The Babcock & Wilcox Company	1,200	40,464
Toyo Tanso Company, Ltd.	200	3,719
Ushio, Inc.	700	8,724
Vacon PLC	122	9,627
Vestas Wind Systems A/S (I)	992	25,172
Vicor Corp. (I)	200	1,636
Walsin Lihwa Corp. (I)	39,000	11,919
XP Power, Ltd.	131	2,924
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	13,036
Zumtobel AG	627	10,097

		1,853,119
Industrial Conglomerates - 1.2%
3M Company	2,700	322,407
Aditya Birla Nuvo, Ltd.	491	9,807
Alfa SAB de CV, Class A	18,000	48,543
Bakrie & Brothers Tbk PT (I)	1,496,000	1,550
Beijing Enterprises Holdings, Ltd.	4,000	28,863
Berjaya Corp. BHD	16,100	2,891
Bidvest Group, Ltd.	1,357	34,011
Carlisle Companies, Inc.	600	42,174
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	496
CIR-Compagnie Industriali Riunite SpA (I)	2,773	4,383
Citic Pacific, Ltd.	6,000	7,805
CJ Corp.	119	12,852
Clal Industries & Investments, Ltd.	576	2,502
CSR, Ltd.	6,720	15,367
Daetwyler Holding AG	23	2,844
Danaher Corp.	3,200	221,824
DCC PLC (Irish Stock Exchange)	645	26,392
Dogan Sirketler Grubu Holdings AS (I)	10,683	4,655
Doosan Corp.	85	11,948
Enka Insaat ve Sanayi AS	2,389	7,098
Far Eastern New Century Corp.	12,839	14,160
General Electric Company	53,060	1,267,603
Grupo Carso SAB de CV, Series A1	5,200	27,761
Hutchison Whampoa, Ltd.	8,000	96,113
Ihlas Holding AS (I)	8,301	3,166
Indus Holding AG	334	11,485
Jaiprakash Associates, Ltd.	3,873	2,172
Katakura Industries Company, Ltd.	700	9,547
Keihan Electric Railway Company, Ltd.	3,000	12,183
Keppel Corp., Ltd.	3,700	30,738
Koninklijke Philips Electronics NV	5,115	164,962
LG Corp.	343	21,139
MAX India, Ltd.	1,717	5,304
NWS Holdings, Ltd.	9,672	14,928
Raven Industries, Inc. (L)	600	19,626
Reunert, Ltd.	873	6,309
Rheinmetall AG	298	17,136
Samsung Techwin Company, Ltd.	171	9,712
Schouw & Company A/S	100	3,645
SembCorp Industries, Ltd.	4,000	16,870
Shanghai Industrial Holdings, Ltd.	4,000	13,242
Shun Tak Holdings, Ltd.	16,500	9,259
Siemens AG	306	36,891
Siemens AG, ADR	2,430	292,839
Sime Darby BHD	9,700	28,217

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
SK Holdings Company, Ltd.	178	$32,148
SM Investments Corp.	762	13,666
Smiths Group PLC	1,557	35,246
Sonae	3,327	4,151
Toshiba Corp.	11,000	49,585
Turkiye Sise ve Cam Fabrikalari AS	4,572	6,295

		3,084,510
Machinery - 2.1%
Aalberts Industries NV	535	14,258
Actuant Corp., Class A (L)	500	19,420
AG Growth International, Inc.	87	3,281
AGCO Corp.	800	48,336
Aida Engineering, Ltd.	1,000	9,195
Alamo Group, Inc.	400	19,564
Albany International Corp., Class A	400	14,348
Alfa Laval AB	1,396	33,699
Altra Holdings, Inc.	300	8,073
American Railcar Industries, Inc. (L)	400	15,692
Andritz AG	368	21,665
Ashok Leyland, Ltd.	3,312	805
Atlas Copco AB, Series A	1,661	48,660
Atlas Copco AB, Series B	1,113	29,431
ATS Automation Tooling Systems, Inc. (I)	1,702	22,769
Bando Chemical Industries, Ltd.	1,000	3,973
Barnes Group, Inc.	700	24,444
Beijer Alma AB	96	2,422
Blount International, Inc. (I)	500	6,055
Bodycote PLC	1,394	14,673
Bradken, Ltd.	1,082	5,708
Briggs & Stratton Corp. (L)	400	8,048
Bucher Industries AG	51	13,061
Cargotec Corp. OYJ	270	10,459
Caterpillar, Inc.	3,200	266,784
Chart Industries, Inc. (I)(L)	300	36,912
China Automation Group, Ltd.	13,000	2,597
China National Materials Company, Ltd.,
H Shares	11,000	2,361
Chugai Ro Company, Ltd.	1,000	2,626
CIRCOR International, Inc.	300	18,654
CLARCOR, Inc.	365	20,268
CNH Industrial NV (I)	3,942	50,556
CNH Industrial NV (I)	2,370	29,619
Colfax Corp. (I)	773	43,667
Columbus McKinnon Corp. (I)	500	12,015
Concentric AB	1,200	13,402
Cosco Corp. Singapore, Ltd.	10,000	6,261
Crane Company	400	24,668
CSR Corp., Ltd., H Shares	6,000	4,171
Cummins, Inc.	808	107,359
Daifuku Company, Ltd.	1,500	16,298
Danieli & C Officine Meccaniche SpA	270	7,779
Deere & Company (L)	1,600	130,224
Deutz AG (I)	380	3,434
Donaldson Company, Inc.	600	22,878
Doosan Infracore Company, Ltd. (I)	830	12,138
Dover Corp.	1,800	161,694
Ebara Corp.	4,000	22,496
EnPro Industries, Inc. (I)(L)	300	18,063
ESCO Technologies, Inc.	400	13,292
Faiveley Transport	97	7,381
FANUC Corp.	600	99,220
Federal Signal Corp. (I)	1,100	14,157
Fenner PLC	3,040	19,625

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
First Tractor Company, Ltd., H Shares	10,000	$6,231
Flowserve Corp.	1,500	93,585
FreightCar America, Inc.	100	2,068
Fujitec Company, Ltd.	1,000	12,592
Furukawa Company, Ltd.	3,000	6,833
GEA Group AG	875	35,927
Georg Fischer AG	30	18,252
Gildemeister AG	496	13,515
Glory, Ltd.	500	12,578
Graco, Inc.	600	44,436
Graham Corp.	300	10,839
Greenbrier Companies, Inc. (I)	300	7,419
Haldex AB	1,200	9,193
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	558	6,860
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,016
Harsco Corp.	1,100	27,390
Heidelberger Druckmaschinen AG (I)	2,635	7,090
Hitachi Construction
Machinery Company, Ltd.	400	8,989
Hitachi Koki Company, Ltd.	800	6,335
Hitachi Zosen Corp.	1,500	11,797
Hyster-Yale Materials Handling, Inc.	200	17,934
Hyundai Heavy Industries Company, Ltd.	170	41,756
Hyundai Mipo Dockyard	82	11,987
IDEX Corp.	500	32,625
IHI Corp.	9,000	38,052
Illinois Tool Works, Inc.	1,601	122,108
IMI PLC	2,326	54,810
Ingersoll-Rand PLC	1,900	123,386
Interpump SpA	762	8,293
Invensys PLC	4,290	34,638
Iochpe-Maxion SA	800	9,890
Iseki & Company, Ltd.	3,000	10,691
ITT Corp.	800	28,760
Jain Irrigation Systems, Ltd.	1,975	1,845
Jaya Holdings, Ltd.	8,000	4,305
John Bean Technologies Corp.	343	8,534
Joy Global, Inc.	617	31,492
JTEKT Corp.	1,000	13,761
Kadant, Inc.	100	3,359
Kawasaki Heavy Industries, Ltd.	7,000	30,474
Kennametal, Inc.	574	26,174
Kitz Corp.	1,000	4,526
Komatsu, Ltd.	2,900	72,395
Kone OYJ	614	54,861
Konecranes OYJ	207	6,973
Krones AG	110	9,357
Kubota Corp.	3,000	43,569
KUKA AG	423	18,328
Kurita Water Industries, Ltd.	700	14,905
LB Foster Company, Class A	200	9,148
Lincoln Electric Holdings, Inc.	800	53,296
Lindsay Corp.	200	16,324
Lonking Holdings, Ltd. (I)	24,000	5,021
Lydall, Inc. (I)	600	10,302
Makino Milling Machine Company, Ltd.	1,000	7,102
Makita Corp.	400	23,273
MAN SE	223	26,593
Meidensha Corp.	2,000	7,335
Melrose Industries PLC	7,542	36,591
Meritor, Inc. (I)	1,100	8,646

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Metka SA	436	$7,303
Metso OYJ	922	36,189
Meyer Burger Technology AG (I)	547	5,810
Middleby Corp. (I)	200	41,782
Miller Industries, Inc. (L)	300	5,094
Minebea Company, Ltd.	2,000	10,225
Mitsubishi Heavy Industries, Ltd.	11,000	63,311
Mitsuboshi Belting Company, Ltd.	1,000	5,314
Morgan Crucible Company PLC	2,337	11,789
Mori Seiki Company, Ltd.	400	6,237
Mueller Industries, Inc.	395	21,990
Mueller Water Products, Inc., Class A	1,800	14,382
Nabtesco Corp.	400	9,772
Nachi-Fujikoshi Corp.	1,000	5,602
NGK Insulators, Ltd.	1,000	15,229
Nippon Thompson Company, Ltd.	1,000	5,701
Nitto Kohki Company, Ltd.	300	5,626
NKT Holding A/S	153	7,600
Nordson Corp.	600	44,178
Noritake Company, Ltd.	1,000	2,664
NTN Corp. (I)	3,000	13,603
OC Oerlikon Corp. AG	1,126	15,044
OSG Corp.	400	7,005
Oshkosh Corp. (I)	900	44,082
Otto Marine, Ltd. (I)	21,000	1,105
PACCAR, Inc.	1,456	81,041
Pall Corp.	656	50,538
Parker Hannifin Corp.	900	97,848
Pentair, Ltd.	506	32,860
Pfeiffer Vacuum Technology AG	50	6,123
PMFG, Inc. (I)	100	740
Rieter Holding AG	46	9,458
Rotork PLC	289	12,762
Ryobi, Ltd.	1,000	4,508
Samsung Heavy Industries Company, Ltd.	740	29,592
Sandvik AB	2,650	36,629
Scania AB, Series B	1,474	31,562
Schindler Holding AG, Registered Shares	88	12,772
Schweiter Technologies AG	26	17,543
SembCorp Marine, Ltd.	2,000	7,226
Semperit AG Holding	67	3,083
Senior PLC	2,247	9,852
Shima Seiki Manufacturing, Ltd.	400	8,819
Sinotruk Hong Kong, Ltd.	3,000	1,533
Sintokogio, Ltd.	600	4,513
SKF AB, B Shares	2,021	56,278
SMC Corp.	200	47,743
Snap-on, Inc.	500	49,750
Spirax-sarco Engineering Plc	439	21,434
SPX Corp.	600	50,784
Standex International Corp.	100	5,940
Stanley Black & Decker, Inc.	1,269	114,933
STX Corp. Company, Ltd.	484	1,248
STX Engine Company, Ltd. (I)	440	2,664
STX Offshore &
Shipbuilding Company, Ltd. (I)	430	1,728
Sulzer AG	175	27,091
Sumitomo Heavy Industries, Ltd.	4,000	18,236
Swisslog Holding AG	5,374	6,120
Tecumseh Products Company, Class A (I)	100	895
Tennant Company	100	6,200
Terex Corp. (I)	1,200	40,320
The Gorman-Rupp Company	373	14,965

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Japan Steel Works, Ltd.	2,000	$11,650
The Manitowoc Company, Inc.	1,600	31,328
The Toro Company	500	27,175
The Weir Group PLC	1,008	38,038
THK Company, Ltd.	600	13,357
Timken Company	1,100	66,440
Titan International, Inc.	525	7,686
Torishima Pump Manufacturing Company, Ltd.	200	1,971
Trelleborg AB, Series B	939	17,801
Trimas Corp. (I)	500	18,650
Trinity Industries, Inc. (L)	1,000	45,350
Tsubakimoto Chain Company, Ltd.	1,000	6,986
Union Tool Company, Ltd.	100	2,132
United Tractors Tbk PT	5,053	7,121
Vallourec SA	550	32,964
Valmont Industries, Inc. (L)	200	27,782
Vesuvius PLC	3,162	22,892
Volvo AB, Series A	2,127	31,876
Volvo AB, Series B	4,958	74,276
Vossloh AG	56	4,931
WABCO Holdings, Inc. (I)	400	33,704
Wabtec Corp.	800	50,296
Wacker Neuson SE	190	2,828
Wartsila OYJ Abp	1,392	62,831
Watts Water Technologies, Inc., Class A	600	33,822
WEG SA	1,400	17,055
Weichai Power Company, Ltd., H Shares	1,200	4,659
Woodward, Inc.	900	36,747
Xylem, Inc.	1,692	47,258
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	12,224
Zardoya Otis SA	1,329	21,568
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	4,200	3,634

		5,164,002
Marine - 0.1%
A.P. Moeller Maersk A/S, Series B	4	36,732
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	9,149
China Shipping Development Company, Ltd.,
H Shares (I)	10,000	5,283
Cia Sud Americana de Vapores SA (I)	7,688	394
D/S Norden A/S	64	2,698
DFDS A/S	36	2,635
Genco Shipping & Trading, Ltd. (I)(L)	300	1,179
Golden Ocean Group, Ltd.	4,000	5,888
Grindrod, Ltd.	3,074	7,629
Hanjin Shipping Company, Ltd. (I)	826	6,794
Hanjin Shipping Holdings Company, Ltd. (I)	98	519
Hyundai Merchant Marine Company, Ltd. (I)	144	2,348
Iino Kaiun Kaisha, Ltd.	1,300	8,433
International Shipholding Corp.	200	5,488
Kawasaki Kisen Kaisha, Ltd.	5,000	11,773
Kirby Corp. (I)	600	51,930
Kuehne & Nagel International AG	166	21,745
Malaysian Bulk Carriers BHD	1,700	960
Matson, Inc.	400	10,492
Mermaid Marine Australia, Ltd.	601	2,075
MISC BHD (I)	6,240	9,807
Mitsui O.S.K. Lines, Ltd.	7,000	31,730
Neptune Orient Lines, Ltd. (I)	7,000	6,123
Nippon Yusen KK	11,000	34,849
Orient Overseas International, Ltd.	1,500	8,803
Pacific Basin Shipping, Ltd.	14,000	9,563

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Sinotrans Shipping, Ltd.	15,500	$4,881
STX Pan Ocean Company, Ltd. (I)	870	1,836
Trada Maritime Tbk PT (I)	99,000	13,344
Trencor, Ltd.	1,264	8,696
U-Ming Marine Transport Corp.	4,000	7,265
Wan Hai Lines, Ltd.	8,820	5,059

		336,100
Professional Services - 0.5%
Acacia Research Corp.	313	7,218
Adcorp Holdings, Ltd.	858	2,776
Adecco SA	866	61,853
AF AB	518	16,929
ALS, Ltd. (L)	2,623	25,717
Barrett Business Services, Inc.	312	21,001
Brunel International NV	211	11,343
Bureau Veritas SA	752	23,710
Capita PLC	2,953	47,595
CBIZ, Inc. (I)	900	6,696
CDI Corp.	200	3,062
CRA International, Inc. (I)	300	5,586
Equifax, Inc.	1,000	59,850
Experian PLC	4,400	83,808
Exponent, Inc.	200	14,368
FTI Consulting, Inc. (I)	400	15,120
GP Strategies Corp. (I)	499	13,084
Hays PLC	14,281	27,411
Heidrick & Struggles International, Inc.	300	5,718
Hill International, Inc. (I)	800	2,640
Hudson Global, Inc. (I)	200	648
Huron Consulting Group, Inc. (I)	300	15,783
ICF International, Inc. (I)	200	7,082
IHS, Inc., Class A (I)	500	57,090
Insperity, Inc.	300	11,280
Intertek Group PLC	687	36,746
Kelly Services, Inc., Class A	400	7,788
Kforce, Inc.	400	7,076
Korn/Ferry International (I)	800	17,120
ManpowerGroup, Inc.	727	52,882
Meitec Corp.	500	14,423
Morneau Shepell, Inc.	300	3,906
Navigant Consulting Company (I)	1,000	15,460
Nielsen Holdings NV	1,900	69,255
On Assignment, Inc. (I)	600	19,800
Poyry OYJ (I)	603	3,132
Proffice AB	946	3,667
Randstad Holdings NV	535	30,147
Resources Connection, Inc.	700	9,499
Robert Half International, Inc.	800	31,224
RPX Corp. (I)	400	7,012
Seek, Ltd.	1,533	16,995
SGS SA	23	54,988
Stantec, Inc.	200	10,213
Sthree PLC	2,216	12,760
Teleperformance SA	639	30,919
The Advisory Board Company (I)	200	11,896
The Corporate Executive Board Company	400	29,048
The Dun & Bradstreet Corp. (L)	300	31,155
Towers Watson & Company, Class A	700	74,872
TrueBlue, Inc. (I)	500	12,005
USG People NV	994	9,685
Verisk Analytics, Inc., Class A (I)	800	51,968
VSE Corp.	100	4,695

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
W.S. Atkins PLC	1,648	$31,195

		1,258,899
Road & Rail - 0.8%
All America Latina Logistica SA	3,400	13,439
Amerco, Inc.	150	27,620
Arkansas Best Corp.	300	7,701
Asciano, Ltd.	5,940	32,311
Aurizon Holdings, Ltd.	540	2,359
Avis Budget Group, Inc. (I)	1,500	43,245
Canadian National Railway Company	1,100	111,458
Canadian Pacific Railway, Ltd.	1,000	123,382
Celadon Group, Inc.	300	5,601
Central Japan Railway Company, Ltd.	400	51,364
ComfortDelGro Corp., Ltd.	13,000	20,430
Con-way, Inc.	800	34,472
Container Corp of India	429	4,887
CSX Corp.	5,073	130,579
DSV A/S, ADR	974	27,627
East Japan Railway Company	1,000	86,198
Evergreen International Storage
& Transport Corp.	6,000	3,962
FirstGroup PLC	12,117	23,451
Genesee & Wyoming, Inc., Class A (I)	300	27,891
Go-Ahead Group PLC	280	7,608
Hankyu Hanshin Holdings, Inc.	5,000	27,818
Hertz Global Holdings, Inc. (I)	3,900	86,424
Hitachi Transport System, Ltd.	600	8,356
J.B. Hunt Transport Services, Inc.	700	51,051
Kansas City Southern	1,000	109,360
Keikyu Corp.	2,000	18,961
Keio Corp.	2,000	14,382
Kintetsu Corp.	6,000	22,390
Landstar System, Inc.	400	22,392
Localiza Rent a Car SA	630	9,381
Marten Transport, Ltd.	600	10,290
MTR Corp., Ltd.	4,659	18,455
Nagoya Railroad Company, Ltd.	4,000	11,743
Nankai Electric Railway Company, Ltd.	3,000	11,347
National Express Group PLC	3,933	16,297
Nippon Express Company, Ltd.	4,000	20,106
Nishi-Nippon Railroad Company, Ltd.	3,000	11,715
Norfolk Southern Corp.	1,479	114,401
Northgate PLC	771	5,368
Odakyu Electric Railway Company, Ltd.	2,000	19,915
Old Dominion Freight Line, Inc. (I)	232	10,670
Ryder Systems, Inc.	400	23,880
Saia, Inc. (I)	450	14,031
Sankyu, Inc.	3,000	9,925
Senko Company, Ltd.	1,000	5,042
SMRT Corp., Ltd.	4,000	4,112
Sotetsu Holdings, Inc.	3,000	11,541
Stagecoach Group PLC	2,185	11,537
Tegma Gestao Logistica	700	6,939
Tobu Railway Company, Ltd.	5,000	26,444
Tokyu Corp.	4,000	28,612
TransForce, Inc.	1,100	23,142
Union Pacific Corp.	2,300	357,282
Universal Truckload Services, Inc.	100	2,666
USA Truck, Inc. (I)	200	1,792
Werner Enterprises, Inc. (L)	900	20,997
West Japan Railway Company	400	17,158

		1,971,507

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	$10,934
Adani Enterprises, Ltd.	790	1,777
AddTech AB	180	7,897
AKR Corporindo Tbk PT	14,500	5,014
Applied Industrial Technologies, Inc.	500	25,750
Ashtead Group PLC	2,287	22,833
B&B Tools AB	25	349
Barloworld, Ltd.	2,065	19,607
BayWa AG	220	11,018
BE Group AB (I)	1,490	3,210
Beacon Roofing Supply, Inc. (I)	500	18,435
Beijer AB G&L	110	2,046
BlueLinx Holdings, Inc. (I)	756	1,474
Brenntag AG	143	23,815
Bunzl PLC	2,412	52,224
CAI International, Inc. (I)	502	11,682
Chaoyue Group, Ltd. (I)	45,000	2,725
Citic Resources Holdings, Ltd. (I)	11,500	1,645
Daewoo International Corp.	296	10,462
DXP Enterprises, Inc. (I)	200	15,794
Emeco Holdings, Ltd.	4,324	953
Eqstra Holdings, Ltd.	4,732	3,721
Fastenal Company (L)	1,500	75,375
Finning International, Inc.	900	20,699
GATX Corp.	400	19,008
Grafton Group PLC	1,533	14,483
H&E Equipment Services, Inc. (I)	470	12,483
Hanwa Company, Ltd.	2,000	9,488
Hudaco Industries, Ltd.	45	448
Inabata & Company, Ltd.	1,600	15,436
ITOCHU Corp.	5,600	68,803
Jacquet Metal Service	172	2,995
Japan Pulp & Paper Company, Ltd.	1,000	3,291
Kaman Corp.	200	7,572
Kanematsu Corp.	5,000	6,788
Kloeckner & Company SE (I)	742	10,059
Kuroda Electric Company, Ltd.	300	4,008
Lavendon Group PLC	5,310	16,896
Lawson Products, Inc. (I)	300	3,093
LG International Corp.	310	9,339
Marubeni Corp.	5,000	39,466
Mitsubishi Corp. (L)	5,800	117,645
Mitsui & Company, Ltd., ADR	65	18,948
MSC Industrial Direct Company, Inc., Class A	300	24,405
Nagase & Company, Ltd.	1,000	12,751
Noble Group, Ltd.	16,000	11,865
PaperlinX, Ltd. (I)	2,943	156
Ramirent OYJ	637	7,784
Reece Australia, Ltd.	327	8,057
Rexel SA	900	22,914
Rush Enterprises, Inc., Class A (I)	500	13,255
Russel Metals, Inc.	700	18,553
Samsung C&T Corp.	554	32,241
Seven Group Holdings, Ltd.	755	5,749
SIG PLC	6,281	18,882
SK Networks Company, Ltd.	860	5,228
Sumitomo Corp.	4,100	55,372
TAL International Group, Inc. (L)	400	18,692
Textainer Group Holdings, Ltd. (L)	600	22,722
Titan Machinery, Inc. (I)(L)	400	6,428
Toromont Industries, Ltd.	500	10,985
Toyota Tsusho Corp.	600	15,711
Travis Perkins PLC	1,035	27,635

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)	1,103	$64,294
W.W. Grainger, Inc.	267	69,877
Watsco, Inc. (L)	400	37,708
WESCO International, Inc. (I)(L)	400	30,612
Wolseley PLC	1,878	97,233

		1,368,797
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,455	28,353
Airports of Thailand PCL	1,900	11,450
Anhui Expressway Company, Ltd., H Shares	4,000	2,181
Ansaldo STS SpA	614	5,691
Atlantia SpA	1,339	27,275
Auckland International Airport, Ltd.	8,072	22,226
Australian Infrastructure Fund	5,379	95
BBA Aviation PLC	4,353	21,482
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	17,147
CCR SA	2,900	22,702
China Merchants Holdings
International Company, Ltd.	6,458	23,460
COSCO Pacific, Ltd.	8,000	12,285
EcoRodovias Infraestrutura e Logistica SA	1,500	10,260
Flughafen Wien AG	263	17,803
Flughafen Zuerich AG	34	17,911
Groupe Eurotunnel SA	3,239	29,526
Grupo Aeroportuario del Sureste SAB
de CV, ADR	160	17,418
Hamburger Hafen und Logistik AG	130	3,198
Hopewell Highway Infrastructure, Ltd.	12,600	6,355
Jasa Marga Tbk PT	18,000	8,090
Jiangsu Expressway, Ltd., H Shares	10,000	11,804
LLX Logistica SA (I)	587	437
Malaysia Airports Holdings BHD	3,300	7,700
Mitsubishi Logistics Corp.	1,000	15,170
Nissin Corp.	3,000	8,613
Novorossiysk Commercial Sea Port
PJSC, GDR	448	3,629
Port of Tauranga, Ltd.	651	7,489
Santos Brasil Participacoes SA	600	7,163
SATS, Ltd.	3,920	10,187
Shenzhen International Holdings, Ltd.	45,000	5,404
Sociedad Matriz SAAM SA	8,586	826
TAV Havalimanlari Holding AS	958	6,761
Transurban Group	4,457	28,276
Veripos, Inc.	152	569
Yuexiu Transport Infrastructure, Ltd.	5,640	3,097
Zhejiang Expressway Company, Ltd., H Shares	12,000	11,090

		433,123

		24,379,001
Information Technology - 9.0%
Communications Equipment - 0.9%
Accton Technology Corp.	15,535	8,463
ADTRAN, Inc.	500	13,320
ADVA Optical Networking SE (I)	1,343	8,362
Aiphone Company, Ltd.	400	6,846
Alcatel-Lucent (I)	11,778	41,832
Alcatel-Lucent, ADR (I)	1,300	4,589
Anaren, Inc. (I)	300	7,650
ARRIS Group, Inc. (I)	950	16,207
Aruba Networks, Inc. (I)	900	14,976
Ascom Holding AG	647	9,477

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Aviat Networks, Inc. (I)	800	$2,064
Axis Communications AB (L)	628	19,769
Bel Fuse, Inc., Class B	300	5,232
Black Box Corp.	200	6,128
Blackberry, Ltd. (I)	2,300	18,087
Brocade Communications Systems, Inc. (I)	4,000	32,200
BYD Electronic
International Company, Ltd. (I)	7,000	3,146
CalAmp Corp. (I)	821	14,474
Calix, Inc. (I)	600	7,638
Ceragon Networks, Ltd. (I)	362	1,480
Cisco Systems, Inc.	27,350	640,537
Comba Telecom Systems Holdings, Ltd. (I)	12,000	3,983
Comtech Telecommunications Corp.	200	4,864
CyberTAN Technology, Inc.	5,000	5,805
D-Link Corp.	7,980	4,455
Digi International, Inc. (I)	500	5,005
EchoStar Corp., Class A (I)	500	21,970
Emulex Corp. (I)	1,300	10,088
EVS Broadcast Equipment SA	233	15,035
EXFO, Inc. (I)	55	298
Extreme Networks, Inc. (I)	1,700	8,874
F5 Networks, Inc. (I)	500	42,880
Finisar Corp. (I)(L)	600	13,578
Gemtek Technology Corp.	5,252	5,412
Globecomm Systems, Inc. (I)	400	5,612
Grupo Ezentis SA (I)	9,929	2,962
Harmonic, Inc. (I)	1,700	13,073
Harris Corp.	1,000	59,300
HTC Corp.	2,661	11,928
Infinera Corp. (I)(L)	900	10,179
Ixia (I)	800	12,536
JDS Uniphase Corp. (I)	1,500	22,065
Juniper Networks, Inc. (I)	3,800	75,468
KVH Industries, Inc. (I)	200	2,760
Motorola Solutions, Inc.	1,361	80,816
NETGEAR, Inc. (I)(L)	500	15,430
Nokia OYJ (I)	11,802	77,034
Nokia OYJ, ADR (I)	6,154	40,063
Oplink Communications, Inc. (I)	300	5,646
Pace PLC	2,180	8,963
Plantronics, Inc.	300	13,815
Polycom, Inc. (I)	1,300	14,196
QUALCOMM, Inc.	7,200	484,992
Riverbed Technology, Inc. (I)	1,123	16,385
Sandvine Corp. (I)	1,900	3,781
Sonus Networks, Inc. (I)	200	676
Spirent Communications PLC	3,276	6,765
Symmetricom, Inc. (I)	900	4,338
TCL Communication
Technology Holdings, Ltd. (I)	10,000	6,457
Telefonaktiebolaget LM Ericsson, A Shares	336	4,262
Telefonaktiebolaget LM Ericsson, B Shares	10,303	137,228
Tellabs, Inc.	5,200	11,804
TKH Group NV	170	5,090
Unizyx Holding Corp. (I)	6,000	2,954
ViaSat, Inc. (I)(L)	400	25,500
VTech Holdings, Ltd.	1,000	12,867
Wi-LAN, Inc.	1,000	3,874
Wistron NeWeb Corp.	2,268	4,888
Zinwell Corp.	4,000	4,568
ZTE Corp., H Shares (I)	3,520	7,273

		2,240,272

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 1.5%
3D Systems Corp. (I)(L)	600	$32,394
Acer, Inc. (I)	10,287	7,154
Apple, Inc.	4,900	2,336,075
Asia Vital Components Company, Ltd.	1,048	576
Asustek Computer, Inc.	2,011	16,128
Avid Technology, Inc. (I)	800	4,800
Bull SA (I)	1,340	5,357
Catcher Technology Company, Ltd.	1,720	9,111
Clevo Company	5,402	10,529
CMC Magnetics Corp. (I)	50,000	8,782
Compal Electronics, Inc.	16,575	12,114
Cray, Inc. (I)	400	9,628
Dell, Inc.	3,672	50,563
Diebold, Inc.	574	16,853
Eizo Corp.	100	2,586
Electronics for Imaging, Inc. (I)	500	15,840
EMC Corp.	8,495	217,132
Foxconn Technology Company, Ltd.	4,512	11,726
Gemalto NV (L)	679	72,933
Gigastorage Corp. (I)	6,895	4,386
Hewlett-Packard Company	10,256	215,171
Imation Corp. (I)	600	2,460
Immersion Corp. (I)	300	3,957
Intevac, Inc. (I)	131	768
Inventec Corp.	21,337	20,648
Lenovo Group, Ltd.	28,000	29,225
Lexmark International, Inc., Class A	765	25,245
Lite-On Technology Corp.	14,518	24,656
Logitech International SA	1,458	12,821
Micro-Star International Company, Ltd.	7,642	4,901
Mitac Holdings Corp. (I)	7,280	6,007
NCR Corp. (I)	679	26,895
NEC Corp.	15,000	34,813
NetApp, Inc.	1,551	66,104
Pegatron Corp.	10,642	15,197
Qisda Corp. (I)	11,000	2,568
QLogic Corp. (I)	1,000	10,940
Quanta Computer, Inc.	8,080	17,531
Qumu Corp. (I)	200	2,482
Ritek Corp. (I)	45,359	7,908
SanDisk Corp.	1,500	89,265
Seagate Technology PLC	2,300	100,602
Silicon Graphics International Corp. (I)	600	9,750
Stratasys, Ltd. (I)	119	12,050
Super Micro Computer, Inc. (I)	200	2,708
Western Digital Corp.	2,000	126,800
Wincor Nixdorf AG	298	18,617
Wistron Corp.	15,078	14,615

		3,749,371
Electronic Equipment, Instruments & Components - 0.9%
Agilysys, Inc. (I)	300	3,576
Alps Electric Company, Ltd. (I)	1,200	9,717
Amphenol Corp., Class A	965	74,672
Anixter International, Inc. (I)	300	26,298
Anritsu Corp.	1,000	12,730
Arrow Electronics, Inc. (I)	900	43,677
AU Optronics Corp. (I)	11,000	4,104
AU Optronics Corp., ADR (I)	4,523	16,509
Avnet, Inc.	1,200	50,052
AVX Corp.	1,300	17,069
Badger Meter, Inc.	200	9,300
Barco NV	80	6,332
Belden, Inc.	400	25,620

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Benchmark Electronics, Inc. (I)	700	$16,023
Canon Electronics, Inc.	200	3,690
Career Technology MFG. Company, Ltd.	3,000	3,127
Celestica, Inc. (I)	1,400	15,413
Checkpoint Systems, Inc. (I)	600	10,020
Cheng Uei Precision Industry Company, Ltd.	5,253	10,522
Chin-Poon Industrial Company, Ltd.	9,000	16,506
China Aerospace International Holdings, Ltd.	76,000	8,419
Chroma ATE, Inc.	2,080	4,688
Chunghwa Picture Tubes, Ltd. (I)	29,162	1,679
Citizen Holdings Company, Ltd.	1,800	12,668
Cognex Corp.	800	25,088
Coherent, Inc.	260	15,977
Compeq Manufacturing Company	5,000	2,412
Corning, Inc.	7,714	112,547
CTS Corp.	400	6,308
Daeduck Electronics Company	100	847
Daiwabo Holdings Company, Ltd.	5,000	9,235
Daktronics, Inc.	800	8,952
Datalogic SpA	499	4,714
DataTec, Ltd.	2,172	12,878
Delta Electronics, Inc.	6,241	30,314
Digital China Holdings, Ltd.	6,000	7,368
Diploma PLC	2,172	22,993
Dolby Laboratories, Inc., Class A	500	17,255
Domino Printing Sciences PLC	631	6,536
DTS, Inc. (I)	353	7,413
Electro Rent Corp.	500	9,070
Electro Scientific Industries, Inc.	400	4,684
Electrocomponents PLC	2,084	9,306
Elite Material Company	5,123	4,324
Everlight Electronics Company, Ltd.	3,000	5,493
Evertz Technologies, Ltd.	154	2,392
FEI Company	500	43,900
FLIR Systems, Inc.	1,079	33,881
FUJIFILM Holdings Corp.	2,100	50,571
GSI Group, Inc. (I)	459	4,379
Halma PLC	2,484	22,787
HannStar Display Corp. (I)	45,000	18,472
Hexagon AB	1,811	54,581
Hi Sun Technology China, Ltd. (I)	15,000	2,731
Hirose Electric Company, Ltd.	100	15,402
Hitachi, Ltd.	1,000	6,621
Holy Stone Enterprise Company, Ltd.	7,643	7,357
Hon Hai Precision Industry Company, Ltd.	34,119	87,493
Horiba, Ltd.	400	15,005
Hosiden Corp.	1,100	5,937
Hoya Corp.	1,200	28,427
Ibiden Company, Ltd.	900	14,758
Inficon Holding AG	15	4,813
Ingenico SA	283	20,408
Ingram Micro, Inc., Class A (I)	1,050	24,203
Innolux Corp. (I)	34,489	16,579
Insight Enterprises, Inc. (I)	400	7,568
IPG Photonics Corp. (L)	400	22,524
Itron, Inc. (I)(L)	366	15,676
Jabil Circuit, Inc.	2,000	43,360
Jenoptik AG	706	11,048
Ju Teng International Holdings, Ltd.	10,000	5,862
Keyence Corp.	120	45,707
Kingboard Chemical Holdings, Ltd.	5,400	13,799
Kingboard Laminates Holdings, Ltd.	16,000	6,608

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Koa Corp.	800	$7,935
Kudelski SA	786	10,693
Kyocera Corp., ADR	400	42,676
Laird PLC	1,534	5,481
LEM Holding SA	8	5,617
LG Display Company, Ltd. (I)	1,140	27,549
LG Display Company, Ltd., ADR (I)(L)	600	7,158
LG Innotek Company, Ltd. (I)	123	9,838
Littelfuse, Inc.	300	23,466
Measurement Specialties, Inc. (I)	300	16,272
Mercury Computer Systems, Inc. (I)	500	4,995
Methode Electronics, Inc.	400	11,200
Micronic Laser Systems AB (I)	2,274	4,600
Mitsumi Electric Company, Ltd. (I)	800	5,672
Molex, Inc. (L)	900	34,668
Molex, Inc., Class A	500	19,140
MTS Systems Corp.	200	12,870
Multi-Fineline Electronix, Inc. (I)	300	4,866
Murata Manufacturing Company, Ltd.	600	45,976
Nan Ya Printed Circuit Board Corp. (I)	2,000	2,573
National Instruments Corp.	850	26,291
Newport Corp. (I)	400	6,252
Nichicon Corp.	100	1,108
Nihon Dempa Kogyo Company, Ltd.	200	1,866
Nippon Ceramic Company, Ltd.	100	1,443
Nippon Chemi-Con Corp. (I)	1,000	4,981
Nippon Electric Glass Company, Ltd.	2,000	10,729
Omron Corp.	1,000	36,190
OSI Systems, Inc. (I)	400	29,788
Pan-International Industrial	5,050	4,145
PAR Technology Corp. (I)	200	988
Park Electrochemical Corp.	400	11,460
Plexus Corp. (I)	500	18,600
Premier Farnell PLC	4,968	17,494
Pulse Electronics Corp. (I)	79	308
Radisys Corp. (I)	200	642
RealD, Inc. (I)	7	49
Richardson Electronics, Ltd.	300	3,411
Rofin-Sinar Technologies, Inc. (I)	100	2,421
Rogers Corp. (I)	300	17,844
Samsung Electro-Mechanics Company, Ltd.	285	22,899
Samsung SDI Company, Ltd.	204	35,619
Sanmina Corp. (I)	1,300	22,737
ScanSource, Inc. (I)	300	10,380
SMK Corp.	1,000	4,566
Spectris PLC	1,322	47,274
Star Micronics Company, Ltd.	1,000	9,793
SYNNEX Corp. (I)	482	29,619
Synnex Technology International Corp.	6,045	9,469
TDK Corp., ADR	412	16,229
TE Connectivity, Ltd.	1,877	97,191
Tech Data Corp. (I)	400	19,964
Trimble Navigation, Ltd. (I)	1,600	47,536
TTM Technologies, Inc. (I)	1,300	12,675
Unimicron Technology Corp.	12,000	10,228
Vaisala OYJ	274	7,162
Venture Corp., Ltd.	2,000	12,162
Vishay Intertechnology, Inc. (I)(L)	1,500	19,335
Vishay Precision Group, Inc. (I)	250	3,638
WPG Holdings Company, Ltd.	6,429	7,570
Young Fast Optoelectronics Company, Ltd.	1,099	1,402

		2,325,677

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (I)	1,019	$52,682
AOL, Inc.	666	23,030
Blucora, Inc. (I)	300	6,894
comScore, Inc. (I)	500	14,485
CoStar Group, Inc. (I)	221	37,106
Dealertrack Technologies, Inc. (I)	400	17,136
Dena Company, Ltd.	400	8,151
Dice Holdings, Inc. (I)	1,000	8,510
Digital River, Inc. (I)	600	10,722
EarthLink, Inc.	800	3,960
eBay, Inc. (I)	4,008	223,606
Equinix, Inc. (I)	354	65,012
Google, Inc., Class A (I)	1,100	963,501
IAC/InterActiveCorp	600	32,802
Internap Network Services Corp. (I)	800	5,560
Limelight Networks, Inc. (I)	2,200	4,246
Monster Worldwide, Inc. (I)	1,600	7,072
Move, Inc. (I)	625	10,594
NAVER Corp.	66	34,238
Net Entertainment NE AB	203	3,865
NIC, Inc.	800	18,488
Opera Software ASA	999	10,593
Perficient, Inc. (I)	500	9,180
QuinStreet, Inc. (I)	500	4,725
Rackspace Hosting, Inc. (I)	800	42,208
RealNetworks, Inc. (I)	700	5,992
support.com, Inc. (I)	600	3,270
TechTarget, Inc. (I)	289	1,442
Telecity Group PLC	1,389	18,668
Tencent Holdings, Ltd.	2,800	147,076
United Internet AG	711	26,943
United Online, Inc.	1,300	10,374
ValueClick, Inc. (I)(L)	900	18,765
VeriSign, Inc. (I)	600	30,534
VistaPrint NV (I)	329	18,595
Web.com Group, Inc. (I)(L)	700	22,638
WebMD Health Corp. (I)	330	9,438
XO Group, Inc. (I)	300	3,876
Yahoo Japan Corp.	4,200	23,914
Yahoo!, Inc. (I)	6,103	202,375
Zix Corp. (I)	200	978

		2,163,244
IT Services - 1.6%
Accenture PLC, Class A	2,169	159,725
Acxiom Corp. (I)	900	25,551
Alliance Data Systems Corp. (I)(L)	300	63,441
Alten SA	166	7,108
Altran Technologies SA	1,410	11,601
Amadeus IT Holding SA, A Shares	1,481	52,558
Amdocs, Ltd.	1,400	51,296
Anite PLC	600	1,092
Atea ASA	1,060	11,151
AtoS	210	16,411
Automatic Data Processing, Inc.	2,126	153,880
Bechtle AG	182	9,303
Broadridge Financial Solutions, Inc.	1,200	38,100
CACI International, Inc., Class A (I)(L)	300	20,733
Cap Gemini SA	967	57,554
Cardtronics, Inc. (I)	200	7,420
Cass Information Systems, Inc.	121	6,458
CGI Group, Inc., Class A (I)	1,200	42,114
CIBER, Inc. (I)	1,400	4,620
Cielo SA	1,680	45,436

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	1,100	$90,332
Computacenter PLC	900	7,790
Computer Sciences Corp.	1,400	72,436
Computershare, Ltd.	1,852	17,150
Convergys Corp.	1,600	30,000
CoreLogic, Inc. (I)	800	21,640
CSE Global, Ltd.	12,000	8,610
CSG Systems International, Inc.	400	10,020
DST Systems, Inc.	400	30,164
Euronet Worldwide, Inc. (I)	830	33,034
ExlService Holdings, Inc. (I)	284	8,088
Fidelity National Information Services, Inc.	2,377	110,388
Fiserv, Inc. (I)	947	95,694
FleetCor Technologies, Inc. (I)	500	55,080
Forrester Research, Inc.	300	11,028
Fujitsu, Ltd. (I)	7,000	26,187
Gartner, Inc. (I)	600	36,000
Genpact, Ltd. (I)	2,400	45,312
Global Cash Access Holdings, Inc. (I)	1,000	7,810
Global Payments, Inc.	500	25,540
Groupe Steria SA	723	12,425
HCL Infosystems, Ltd. (I)	2,958	1,232
Heartland Payment Systems, Inc. (L)	500	19,860
HIQ International AB	1,776	11,276
IBM Corp.	3,551	657,574
iGATE Corp. (I)	650	18,044
Indra Sistemas SA	937	14,089
Infosys, Ltd.	200	9,616
Infosys, Ltd., ADR (L)	825	39,691
Iress, Ltd.	137	1,162
IT Holdings Corp.	300	3,790
Jack Henry & Associates, Inc.	900	46,449
Leidos Holdings, Inc.	844	38,408
Lender Processing Services, Inc.	800	26,616
Lionbridge Technologies, Inc. (I)	600	2,214
ManTech International Corp., Class A (L)	300	8,628
Mastercard, Inc., Class A	400	269,112
ModusLink Global Solutions, Inc. (I)	200	548
MoneyGram International, Inc. (I)	175	3,427
Mphasis, Ltd.	1,153	8,106
NET One Systems Company, Ltd.	600	4,542
NeuStar, Inc., Class A (I)(L)	675	33,399
Nomura Research Institute, Ltd.	600	20,900
NS Solutions Corp.	300	5,907
NTT Data Corp.	400	13,514
Ordina NV (I)	210	361
Otsuka Corp.	100	12,780
Panasonic Information Systems	100	2,443
Paychex, Inc. (L)	1,665	67,666
Rolta India, Ltd.	3,026	2,687
Science Applications International Corp.	482	16,272
SCSK Corp.	220	5,304
SMS Management & Technology, Ltd.	1,494	6,329
Sykes Enterprises, Inc. (I)	600	10,746
Syntel, Inc.	500	40,050
Tata Consultancy Services, Ltd.	1,202	36,919
Teradata Corp. (I)	1,000	55,440
The Hackett Group, Inc.	1,000	7,130
The Western Union Company (L)	3,134	58,480
Tieto OYJ	537	11,475
TKC Corp.	200	3,458
Total Systems Services, Inc.	1,500	44,130

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Travelsky Technology, Ltd., H Shares	12,000	$9,660
Unisys Corp. (I)	500	12,595
VeriFone Systems, Inc. (I)	692	15,819
Virtusa Corp. (I)	200	5,812
Visa, Inc., Class A	2,800	535,080
WEX, Inc. (I)	300	26,325
Wipro, Ltd.	741	5,608
Wipro, Ltd., ADR (L)	1,844	18,919
Wire Card AG	551	18,852
Xchanging PLC	4,028	8,246

		3,836,970
Office Electronics - 0.1%
Brother Industries, Ltd.	1,000	11,334
Canon, Inc., ADR (L)	3,000	96,000
Konica Minolta Holdings, Inc.	2,500	21,064
Neopost SA	327	23,820
Ricoh Company, Ltd.	4,000	46,312
Riso Kagaku Corp.	200	4,684
Toshiba TEC Corp.	1,000	6,163
Xerox Corp.	10,459	107,623
Zebra Technologies Corp., Class A (I)	500	22,765

		339,765
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (I)	400	7,008
Advanced Micro Devices, Inc. (I)(L)	4,400	16,720
Advanced Semiconductor Engineering, Inc.	14,060	13,583
Advantest Corp.	700	8,105
Aixtron SE NA (I)	785	13,271
Altera Corp.	1,600	59,456
Amkor Technology, Inc. (I)(L)	2,800	12,012
AMS AG	167	15,893
Analog Devices, Inc.	1,220	57,401
Applied Materials, Inc.	6,200	108,748
Applied Micro Circuits Corp. (I)	900	11,610
ARM Holdings PLC, ADR	1,516	72,950
ASM International NV	872	30,286
ASM Pacific Technology, Ltd.	1,100	11,154
ASML Holding NV	1,011	99,712
ASML Holding NV, ADR	345	34,072
Atmel Corp. (I)	3,600	26,784
ATMI, Inc. (I)	400	10,608
Avago Technologies, Ltd.	1,581	68,173
AXT, Inc. (I)	800	1,872
BE Semiconductor Industries NV	812	9,803
Broadcom Corp., Class A	2,200	57,222
Brooks Automation, Inc.	1,100	10,241
Cabot Microelectronics Corp. (I)(L)	300	11,556
Cirrus Logic, Inc. (I)(L)	219	4,967
Cohu, Inc.	300	3,273
Cree, Inc. (I)(L)	1,100	66,209
CSR PLC	763	6,365
CSR PLC, ADR	103	3,392
Cypress Semiconductor Corp. (L)	711	6,641
Dialog Semiconductor PLC (I)	447	8,551
Diodes, Inc. (I)	700	17,150
Disco Corp.	100	5,745
Dongbu HiTek Company, Ltd. (I)	260	1,587
DSP Group, Inc. (I)	300	2,115
Elan Microelectronics Corp.	5,050	8,625
Entegris, Inc. (I)	1,700	17,255
Epistar Corp.	6,000	11,372
Exar Corp. (I)	600	8,046

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (I)	1,500	$20,835
First Solar, Inc. (I)	500	20,105
Forhouse Corp.	7,000	2,795
FormFactor, Inc. (I)	945	6,483
GCL-Poly Energy Holdings, Ltd. (I)	47,596	13,777
Gintech Energy Corp. (I)	5,301	5,256
GSI Technology, Inc. (I)	800	5,624
GT Advanced Technologies, Inc. (I)(L)	700	5,957
Hansol Technics Company, Inc. (I)	341	6,559
Hittite Microwave Corp. (I)	300	19,605
Infineon Technologies AG	2,691	26,921
Infineon Technologies AG, ADR	1,444	14,411
Inotera Memories, Inc. (I)	13,000	7,264
Integrated Device Technology, Inc. (I)	800	7,536
Integrated Silicon Solution, Inc. (I)	500	5,445
Intel Corp.	24,519	561,975
International Rectifier Corp. (I)	900	22,293
Intersil Corp., Class A	1,600	17,968
IXYS Corp.	300	2,895
KLA-Tencor Corp.	1,600	97,360
Kontron AG	927	5,938
Kulicke & Soffa Industries, Inc. (I)	1,200	13,860
Lam Research Corp. (I)	1,402	71,768
Linear Technology Corp.	1,259	49,932
LSI Corp.	4,384	34,283
Macronix International (I)	28,304	6,895
Marvell Technology Group, Ltd.	4,500	51,750
Maxim Integrated Products, Inc.	2,000	59,600
MediaTek, Inc.	4,026	49,801
Mellanox Technologies, Ltd. (I)(L)	228	8,655
Microchip Technology, Inc. (L)	1,100	44,319
Micron Technology, Inc. (I)	9,700	169,459
Micronas Semiconductor Holding AG	171	1,429
Microsemi Corp. (I)	900	21,825
Mindspeed Technologies, Inc. (I)	200	608
MKS Instruments, Inc.	400	10,636
Monolithic Power Systems, Inc.	300	9,084
MoSys, Inc. (I)	500	1,860
Nanometrics, Inc. (I)	400	6,448
Nordic Semiconductor ASA (I)	2,682	10,419
Novatek Microelectronics Corp., Ltd.	4,000	16,585
NVIDIA Corp.	5,400	84,024
OmniVision Technologies, Inc. (I)(L)	600	9,186
ON Semiconductor Corp. (I)	3,200	23,360
OptoTech Corp.	9,000	3,822
Pericom Semiconductor Corp. (I)	400	3,120
Photronics, Inc. (I)(L)	1,000	7,830
PMC-Sierra, Inc. (I)	1,900	12,578
Powertech Technology, Inc.	6,300	11,895
Realtek Semiconductor Corp.	4,202	10,273
Renewable Energy Corp. ASA (I)	5,803	2,522
RF Micro Devices, Inc. (I)	3,400	19,176
Richtek Technology Corp.	1,050	5,030
Rohm Company, Ltd.	700	28,795
Rubicon Technology, Inc. (I)(L)	400	4,844
Rudolph Technologies, Inc. (I)	600	6,840
Samsung Electronics Company, Ltd.	322	407,685
Sanken Electric Company, Ltd.	1,000	5,127
Semiconductor
Manufacturing International Corp. (I)	265,000	18,250
Semtech Corp. (I)	400	11,996
Shinko Electric Industries Company, Ltd.	800	8,438
Sigma Designs, Inc. (I)	900	5,031

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Sigurd Microelectronics Corp.	12,000	$11,533
Silicon Image, Inc. (I)	400	2,136
Silicon Laboratories, Inc. (I)	400	17,084
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	21,043
Siliconware Precision Industries
Company, ADR (L)	212	1,225
SK Hynix, Inc. (I)	1,570	44,069
Skyworks Solutions, Inc. (I)	1,100	27,324
SMA Solar Technology AG	59	2,023
SOITEC (I)	2,311	6,318
Solarworld AG (I)	724	869
Sonix Technology Company, Ltd.	5,000	6,605
Spansion, Inc., Class A (I)	900	9,081
STMicroelectronics NV (I)	3,889	35,845
Sumco Corp.	900	7,317
Supertex, Inc.	100	2,534
Synaptics, Inc. (I)(L)	500	22,140
Taiwan Semiconductor
Manufacturing Company, Ltd.	66,530	226,209
Teradyne, Inc. (I)	1,912	31,586
Texas Instruments, Inc.	4,400	177,188
Tokyo Electron, Ltd.	600	32,275
Tokyo Seimitsu Company, Ltd.	200	3,683
Tower Semiconductor, Ltd. (I)	166	818
TriQuint Semiconductor, Inc. (I)	2,600	21,138
Tyntek Corp. (I)	8,405	1,873
Ultra Clean Holdings (I)	400	2,764
Ultratech, Inc. (I)	200	6,060
ULVAC, Inc. (I)	300	2,757
Unisem Malaysia BHD	50	13
United Microelectronics Corp.	67,620	28,955
Veeco Instruments, Inc. (I)	600	22,338
Volterra Semiconductor Corp. (I)	300	6,900
Wolfson Microelectronics PLC (I)	1,312	3,632
Xilinx, Inc.	1,700	79,662

		4,010,570
Software - 1.5%
Absolute Software Corp.	200	1,410
Accelrys, Inc. (I)	100	986
Activision Blizzard, Inc.	2,300	38,341
Adobe Systems, Inc. (I)	1,990	103,361
Advent Software, Inc.	400	12,700
ANSYS, Inc. (I)	600	51,912
Aspen Technology, Inc. (I)	646	22,319
Asseco Poland SA	707	11,028
Autodesk, Inc. (I)	1,400	57,638
Blackbaud, Inc.	700	27,328
Bottomline Technologies, Inc. (I)(L)	300	8,364
CA, Inc.	2,000	59,340
Cadence Design Systems, Inc. (I)(L)	2,100	28,350
Citrix Systems, Inc. (I)	900	63,549
CommVault Systems, Inc. (I)	307	26,964
Computer Modelling Group, Ltd.	240	5,615
Compuware Corp.	2,436	27,283
Concur Technologies, Inc. (I)(L)	700	77,350
Cyberlink Corp.	1,708	4,761
Dassault Systemes SA	135	18,037
DTS Corp.	500	7,936
DuzonBlzon Company, Ltd.	520	5,074
Ebix, Inc. (L)	600	5,964
Electronic Arts, Inc. (I)	2,800	71,540
EPIQ Systems, Inc.	400	5,288

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ePlus, Inc.	100	$5,168
Exact Holdings NV	78	1,966
FactSet Research Systems, Inc. (L)	300	32,730
Fair Isaac Corp.	400	22,112
FalconStor Software, Inc. (I)	800	1,056
Fidessa Group PLC	252	8,125
Financial Technologies India, Ltd.	236	531
Fortinet, Inc. (I)	800	16,208
Industrial & Financial Systems AB	283	6,432
Informatica Corp. (I)	600	23,382
Interactive Intelligence Group (I)	200	12,698
Intuit, Inc.	1,200	79,572
Kingdee International Software
Group Company, Ltd. (I)	12,000	3,447
Kingsoft Corp., Ltd.	12,000	28,586
Kofax PLC (I)	695	4,108
Manhattan Associates, Inc. (I)	115	10,977
Mentor Graphics Corp.	1,500	35,055
Micro Focus International PLC	390	4,787
MICROS Systems, Inc. (I)(L)	500	24,970
Microsoft Corp.	28,908	962,925
Monotype Imaging Holdings, Inc.	600	17,196
NCSoft Corp.	98	17,429
Netscout Systems, Inc. (I)	600	15,342
NetSuite, Inc. (I)	397	42,852
NHN Entertainment Corp. (I)	30	3,294
NICE Systems, Ltd., ADR	349	14,438
Nintendo Company, Ltd.	300	34,090
NSD Company, Ltd.	400	4,501
Nuance Communications, Inc. (I)	2,100	39,260
OBIC Business Consultants, Ltd.	100	3,636
Open Text Corp.	400	29,890
Oracle Corp.	14,254	472,805
Oracle Financial Services Software, Ltd. (I)	194	9,483
PROS Holdings, Inc. (I)	700	23,933
PTC, Inc. (I)	1,200	34,116
Red Hat, Inc. (I)	1,035	47,755
RM PLC	1,719	2,948
Rosetta Stone, Inc. (I)	300	4,869
Rovi Corp. (I)	900	17,253
Salesforce.com, Inc. (I)	2,000	103,820
SAP AG	1,012	74,799
SAP AG, ADR (L)	1,688	124,777
SDL PLC	846	4,278
Seachange International, Inc. (I)	300	3,441
SimCorp A/S (I)	510	17,173
SolarWinds, Inc. (I)	600	21,036
Solera Holdings, Inc.	500	26,435
Square Enix Company, Ltd.	400	6,349
SS&C Technologies Holdings, Inc. (I)	800	30,480
Symantec Corp.	2,264	56,034
Synopsys, Inc. (I)	1,200	45,240
Take-Two Interactive Software, Inc. (I)	1,019	18,505
TeleCommunication Systems, Inc., Class A (I)	300	738
Temenos Group AG	448	11,018
The Descartes Systems Group, Inc. (I)	600	6,885
The Sage Group PLC	7,812	41,699
TIBCO Software, Inc. (I)	800	20,472
Totvs SA	500	8,458
Trend Micro, Inc.	500	18,665
Tyler Technologies, Inc. (I)	500	43,735
UBISOFT Entertainment SA (I)	662	10,239
Unit4 NV	323	12,637

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Verint Systems, Inc. (I)	200	$7,412
VMware, Inc., Class A (I)	400	32,360

		3,609,048

		22,274,917
Materials - 4.8%
Chemicals - 2.1%
A. Schulman, Inc.	500	14,730
Aeci, Ltd.	576	6,852
African Oxygen, Ltd.	1,477	3,240
Agrium, Inc. (L)	500	42,022
Air Liquide SA	771	107,412
Air Products & Chemicals, Inc.	747	79,608
Air Water, Inc.	1,000	14,799
Airgas, Inc.	476	50,480
Akzo Nobel NV	1,480	97,292
Albemarle Corp.	700	44,058
Alent PLC	3,162	18,179
American Vanguard Corp.	200	5,384
Arkema SA	492	54,830
Asahi Kasei Corp.	5,000	37,780
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	6,878
Ashland, Inc.	900	83,232
Asia Polymer Corp.	2,400	2,014
Axiall Corp.	641	24,223
Balchem Corp.	100	5,175
BASF SE	2,564	246,183
Batu Kawan BHD	1,600	9,085
Cabot Corp.	600	25,626
Capro Corp.	180	1,512
Celanese Corp., Series A	1,000	52,790
CF Industries Holdings, Inc.	438	92,344
Cheil Industries, Inc.	295	25,186
Chemtura Corp. (I)	1,400	32,186
China BlueChemical, Ltd., H Shares	18,000	10,652
China Lumena New Materials Corp. (L)	26,000	5,085
China Manmade Fibers Corp. (I)	5,000	2,149
China Petrochemical Development Corp.	13,700	6,745
Chr Hansen Holding A/S	448	15,860
Ciech SA (I)	754	5,669
Clariant AG	2,144	36,225
Coromandel International, Ltd.	62	231
Croda International PLC	768	33,018
Cytec Industries, Inc.	472	38,402
Daicel Corp.	2,000	18,088
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,381
DIC Corp.	3,000	8,314
Dongyue Group	5,000	2,440
DuluxGroup, Ltd.	2,418	11,911
E.I. du Pont de Nemours & Company	3,700	216,672
Eastman Chemical Company	1,144	89,118
Ecolab, Inc.	1,300	128,388
EID Parry India, Ltd.	32	68
Elementis PLC	3,596	13,953
Essentra PLC	3,088	37,398
Eternal Chemical Company, Ltd.	9,922	8,375
Everlight Chemical Industrial Corp.	10,914	9,563
Fertilizantes Heringer SA (I)	200	700
FMC Corp.	1,000	71,720
Formosa Chemicals & Fibre Corp.	8,641	22,984
Formosa Plastics Corp.	14,008	36,163

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Frutarom Industries, Ltd.	570	$10,397
Fuchs Petrolub AG	145	10,481
Fufeng Group, Ltd.	12,000	4,494
Givaudan AG	43	62,899
Grand Pacific Petrochemical Corp.	14,000	9,948
Gurit Holding AG	8	3,495
H&R AG (I)	165	2,048
H.B. Fuller Company	600	27,114
Hanwha Chemical Corp.	600	11,623
Hawkins, Inc.	200	7,548
Hexpol AB	75	5,300
Hitachi Chemical, Ltd.	400	6,442
Ho Tung Chemical Corp.	10,536	4,812
Huchems Fine Chemical Corp.	244	5,100
Huntsman Corp.	2,000	41,220
Hyosung Corp.	25	1,669
Incitec Pivot, Ltd.	9,678	24,329
Innophos Holdings, Inc.	100	5,278
International Flavors & Fragrances, Inc.	500	41,150
Intrepid Potash, Inc.	600	9,408
Israel Chemicals, Ltd.	1,355	11,437
Johnson Matthey PLC	1,154	52,474
JSR Corp.	800	14,908
K&S AG	621	16,098
Kansai Paint Company, Ltd.	1,000	13,291
Kolon Corp.	64	1,329
Kolon Industries, Inc.	208	10,988
Koninklijke DSM NV	750	56,609
Koninklijke Ten Cate NV	100	2,819
Kraton Performance Polymers, Inc. (I)	400	7,836
Kronos Worldwide, Inc.	400	6,196
Kumho Petrochemical Company, Ltd.	90	8,507
Kuraray Company, Ltd.	1,800	21,623
Kureha Corp.	1,000	3,611
Landec Corp. (I)	300	3,660
Lanxess AG	523	33,949
Lee & Man Chemical Company, Ltd.	2,000	990
LG Chem, Ltd.	142	40,543
Linde AG	632	125,243
Lintec Corp.	100	2,134
Lotte Chemical Corp.	57	10,538
LSB Industries, Inc. (I)	200	6,706
LyondellBasell Industries NV, Class A	773	56,607
Methanex Corp.	500	25,669
Mexichem SAB de CV	4,727	20,610
Migao Corp. (L)	1,200	1,083
Minerals Technologies, Inc.	400	19,748
Mitsubishi Chemical Holdings Corp.	8,000	37,495
Mitsubishi Gas & Chemicals Company, Inc.	1,000	8,427
Mitsui Chemicals, Inc.	6,000	16,518
Monsanto Company	2,200	229,614
Nan Ya Plastics Corp.	15,018	31,616
NewMarket Corp.	100	28,791
Nissan Chemical Industries, Ltd.	1,000	15,113
Nitto Denko Corp.	400	26,206
NOF Corp.	1,000	6,450
Nufarm, Ltd.	1,560	6,919
Nuplex Industries, Ltd.	4,226	12,140
OCI Company, Ltd.	93	14,936
Okamoto Industries, Inc.	2,000	6,342
Olin Corp.	760	17,533
Omnia Holdings, Ltd.	85	1,710
OMNOVA Solutions, Inc. (I)	1,200	10,260

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Orica, Ltd.	1,427	$26,712
Penford Corp. (I)	100	1,432
Petronas Chemicals Group BHD	2,800	5,886
PolyOne Corp.	1,326	40,721
Potash Corp. of Saskatchewan, Inc.	2,200	68,795
PPG Industries, Inc.	595	99,401
Praxair, Inc.	1,199	144,132
PTT Global Chemical PCL	5,614	13,371
Quaker Chemical Corp.	100	7,305
Rockwood Holdings, Inc.	600	40,140
RPM International, Inc.	1,300	47,060
Sakai Chemical Industry Company, Ltd.	1,000	3,600
Samsung Fine Chemicals Company, Ltd.	232	10,563
Sanyo Chemical Industries, Ltd.	1,000	6,905
Sensient Technologies Corp.	300	14,367
Shin-Etsu Chemical Company, Ltd.	1,300	79,810
Showa Denko KK	5,000	6,785
Sigma-Aldrich Corp. (L)	800	68,240
Sika AG	13	37,899
Sinofert Holdings, Ltd.	34,000	5,681
SK Chemicals Company, Ltd.	103	4,488
Sociedad Quimica y Minera de
Chile SA, ADR (L)	243	7,424
Solvay SA	301	45,148
Stella Chemifa Corp.	200	3,171
Stepan Company	200	11,546
Sumitomo Chemical Company, Ltd.	8,645	33,002
Symrise AG	434	19,238
Syngenta AG	18	7,354
Syngenta AG, ADR	1,485	120,731
Synthos SA	9,279	14,170
Taekwang Industrial Company, Ltd.	5	5,577
Taiyo Holdings Company, Ltd.	100	3,114
Taiyo Nippon Sanso Corp.	2,000	13,455
Takasago International Corp.	1,000	5,235
Teijin, Ltd.	6,000	13,856
Tessenderlo Chemie NV (I)	18	0
Tessenderlo Chemie NV	221	5,610
The Dow Chemical Company	7,076	271,718
The Mosaic Company	1,500	64,530
The Scotts Miracle-Gro Company, Class A (L)	500	27,515
The Sherwin-Williams Company	400	72,872
Tikkurila OYJ	323	8,608
Toda Kogyo Corp.	1,000	3,204
Tokai Carbon Company, Ltd.	2,000	6,947
Tokuyama Corp.	2,000	7,844
Toray Industries, Inc.	4,000	26,376
Toyobo Company, Ltd.	10,000	19,219
Ube Industries, Ltd.	5,000	9,453
Umicore SA	650	31,582
United Phosphorus, Ltd.	3,143	7,234
Uralkali OJSC, GDR	899	23,414
Valspar Corp.	600	38,058
Victrex PLC	784	20,276
W.R. Grace & Company (I)	500	43,700
Wacker Chemie AG (L)	99	9,781
Westlake Chemical Corp.	400	41,864
Yara International ASA	496	20,487
Yingde Gases	9,000	8,839
Zep, Inc.	400	6,504
Zoltek Companies, Inc. (I)	800	13,352

		5,182,704

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.4%
ACC, Ltd.	460	$8,166
Adana Cimento Sanayii TAS, Class A	1,960	3,784
Adelaide Brighton, Ltd.	4,590	15,815
Ambuja Cements, Ltd.	4,724	13,746
Anhui Conch Cement Company, Ltd.,
H Shares	7,500	24,082
Asia Cement Corp.	7,140	9,034
Boral, Ltd.	4,267	19,112
Buzzi Unicem SpA	1,110	17,329
Cementir SpA	447	1,664
Cementos Portland Valderrivas SA (I)	444	3,989
Cemex SAB de CV, ADR (I)	7,874	88,031
China National Building Material
Company, Ltd., H Shares	14,000	13,475
China Shanshui Cement Group, Ltd.	20,000	7,699
Corp Moctezuma SAB de CV	4,000	12,004
CRH PLC, ADR	3,666	88,607
Eagle Materials, Inc.	700	50,785
Fletcher Building, Ltd.	3,415	26,948
Goldsun Development &
Construction Company, Ltd.	20,786	8,225
Grasim Industries, Ltd.	106	4,400
Hanil Cement Company, Ltd.	6	391
Headwaters, Inc. (I)	1,000	8,990
HeidelbergCement AG	774	59,696
Holcim Indonesia Tbk PT	28,500	5,859
Holcim, Ltd.	1,304	97,079
Imerys SA	268	18,728
India Cements, Ltd.	2,973	2,425
Indocement Tunggal Prakarsa Tbk PT	5,500	8,535
Italcementi SpA	699	5,332
James Hardie Industries PLC, ADR	600	29,640
Lafarge Malayan Cement BHD	1,200	3,469
Lafarge SA	1,192	83,025
Martin Marietta Materials, Inc.	400	39,268
Nuh Cimento Sanayi AS	584	2,964
PPC, Ltd.	4,312	12,962
RHI AG	89	2,942
Sa des Ciments Vicat	137	9,735
Semen Gresik Persero Tbk PT	10,500	11,802
Shree Cement, Ltd.	150	9,978
Taiheiyo Cement Corp.	6,000	26,290
Taiwan Cement Corp.	13,740	19,898
TCC International Holdings, Ltd.	10,000	3,136
Texas Industries, Inc. (I)(L)	400	26,524
Titan Cement Company SA (I)	454	11,324
Ultratech Cement, Ltd.	431	12,383
Universal Cement Corp.	11,000	9,490
Vulcan Materials Company	1,000	51,810

		990,570
Containers & Packaging - 0.4%
AEP Industries, Inc. (I)	200	14,862
Amcor, Ltd.	5,696	55,736
AMVIG Holdings, Ltd.	4,000	1,677
Aptargroup, Inc. (L)	644	38,724
Avery Dennison Corp.	800	34,816
Ball Corp.	800	35,904
Bemis Company, Inc.	900	35,109
BillerudKorsnas AB	900	9,083
Boise, Inc.	1,250	15,750
Cascades, Inc.	500	2,908
CCL Industries, Inc.	500	33,168
Cheng Loong Corp.	5,200	2,383

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Crown Holdings, Inc. (I)	700	$29,596
D.S. Smith PLC	8,104	37,798
Fajar Surya Wisesa Tbk PT (I)	24,000	4,406
Graphic Packaging Holding Company (I)	5,047	43,202
Greif, Inc., Class A	300	14,709
Huhtamaki OYJ	687	14,715
Intertape Polymer Group, Inc.	2,100	30,296
MeadWestvaco Corp.	1,555	59,681
Mpact, Ltd.	1,967	5,246
Myers Industries, Inc.	300	6,033
Nampak, Ltd.	4,542	14,110
Nihon Yamamura Glass Company, Ltd.	2,000	3,749
Owens-Illinois, Inc. (I)	1,370	41,127
Packaging Corp. of America	600	34,254
Rexam PLC	6,245	48,675
Rock-Tenn Company, Class A	608	61,572
RPC Group PLC	2,000	14,738
Sealed Air Corp.	1,700	46,223
Silgan Holdings, Inc.	600	28,200
Sonoco Products Company	1,000	38,940
Taiwan Hon Chuan Enterprise Company, Ltd.	3,000	6,518
Toyo Seikan Kaisha, Ltd.	1,100	21,644
Vidrala SA	144	6,143

		891,695
Metals & Mining - 1.7%
A. M. Castle & Company (I)	200	3,220
Acerinox SA	1,185	13,612
African Rainbow Minerals, Ltd.	594	11,633
Agnico-Eagle Mines, Ltd.	800	21,187
Aichi Steel Corp.	1,000	5,495
Alcoa, Inc. (L)	9,000	73,080
Allegheny Technologies, Inc. (L)	845	25,789
Allied Nevada Gold Corp. (I)	825	3,449
Alumina, Ltd. (I)	18,167	17,449
Aluminum Corp. of China, Ltd., H Shares (I)	8,000	2,950
AMCOL International Corp.	100	3,268
Aneka Tambang Persero Tbk PT	33,000	4,050
Angang Steel Company, Ltd., H Shares (I)	10,000	5,952
Anglo American Platinum, Ltd. (I)	276	11,970
Anglo American PLC	5,071	124,700
AngloGold Ashanti, Ltd., ADR (L)	1,100	14,608
Antofagasta PLC	1,948	25,857
APERAM	208	3,199
Aquarius Platinum, Ltd. (I)	2,324	1,942
ArcelorMittal	3,070	42,221
ArcelorMittal South Africa, Ltd. (I)	1,545	5,439
Arrium, Ltd.	9,891	11,262
Assore, Ltd.	264	11,455
Aura Minerals, Inc. (I)	1,715	150
AuRico Gold, Inc.	1,784	6,807
Aurubis AG	323	19,583
Barrick Gold Corp.	3,662	68,188
BHP Billiton PLC	3,151	185,468
BHP Billiton, Ltd.	2,069	69,009
BHP Billiton, Ltd., ADR (L)	3,272	217,588
BlueScope Steel, Ltd. (I)	4,234	18,496
Boliden AB	2,677	40,128
Canam Group, Inc. (I)	100	926
CAP SA	412	9,142
Carpenter Technology Corp.	400	23,244
Centerra Gold, Inc.	800	3,744
Century Aluminum Company (I)	1,600	12,880
China Metal Recycling Holdings, Ltd. (I)	7,800	0

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
China Molybdenum Company, Ltd., H Shares	18,000	$7,018
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	7,092
China Rare Earth Holdings, Ltd. (I)	22,000	3,521
China Steel Corp.	42,249	37,092
China Zhongwang Holdings, Ltd. (I)	11,600	3,512
Chung Hung Steel Corp. (I)	7,450	2,207
Cia Minera Autlan SAB de CV, Series B (I)	400	296
Cliffs Natural Resources, Inc. (L)	1,300	26,650
Cline Mining Corp. (I)	2,400	24
Coeur d’Alene Mines Corp. (I)	700	8,435
Commercial Metals Company	1,700	28,815
Companhia Siderurgica Nacional SA, ADR (L)	3,950	16,867
Compania de Minas Buenaventura SA, ADR	693	8,115
Compass Minerals International, Inc.	400	30,508
Daido Steel Company, Ltd.	2,000	11,806
Detour Gold Corp. (I)	400	3,390
Dominion Diamond Corp. (I)	200	2,445
Dowa Holdings Company, Ltd.	2,000	20,198
DRDGOLD, Ltd.	8,960	5,230
Dundee Precious Metals, Inc. (I)	1,300	7,194
Eastern Platinum, Ltd. (I)	26,100	1,647
Eldorado Gold Corp.	2,834	19,122
Eramet	36	3,635
Eregli Demir ve Celik Fabrikalari TAS	6,568	8,327
Eurasian Natural Resources Corp. PLC (I)	1,380	4,753
Evraz PLC (I)	2,142	4,441
First Majestic Silver Corp (I)	200	2,369
First Quantum Minerals, Ltd.	2,231	41,542
Fortescue Metals Group, Ltd.	3,428	15,213
Fortuna Silver Mines, Inc. (I)	800	2,920
Franco-Nevada Corp. (L)	500	22,683
Freeport-McMoRan Copper & Gold, Inc.	4,709	155,774
Fresnillo PLC	759	11,964
G-Resources Group, Ltd. (I)	84,000	2,768
Gem Diamonds, Ltd. (I)	3,004	7,352
Gerdau SA	9	56
Gerdau SA, ADR	3,700	27,602
Glencore Xstrata PLC	24,461	133,430
Globe Specialty Metals, Inc.	858	13,222
Godo Steel, Ltd.	3,000	5,945
Gold Fields, Ltd., ADR	3,655	16,703
Goldcorp, Inc. (New York Exchange)	3,233	84,117
Golden Star Resources, Ltd. (I)	1,500	619
Grupo Mexico SAB de CV, Series B	15,008	44,934
Guyana Goldfields, Inc. (I)	396	869
Harmony Gold Mining Company, Ltd., ADR	1,902	6,429
Haynes International, Inc.	100	4,533
Hecla Mining Company (L)	3,625	11,383
Hill & Smith Holdings PLC	125	951
Hindalco Industries, Ltd.	7,917	14,133
Hitachi Metals, Ltd.	1,400	17,209
Horsehead Holding Corp. (I)	700	8,722
HudBay Minerals, Inc.	1,080	8,839
Hunan Nonferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,744
Hyundai Hysco Company, Ltd.	300	12,827
Hyundai Steel Company	304	23,411
IAMGOLD Corp.	2,000	9,553
Iluka Resources, Ltd.	1,855	19,855
Impala Platinum Holdings, Ltd.	2,297	28,259
Independence Group NL	1,343	4,941
Industrias CH SAB de CV, Series B (I)	2,500	14,808

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Industrias Penoles SAB de CV	590	$17,331
International Tower Hill Mines, Ltd. (I)	1,100	347
Ivanhoe Australia, Ltd. (I)	2,621	513
JFE Holdings, Inc.	2,000	52,113
Jiangxi Copper Company, Ltd., H Shares	9,000	17,774
Jindal Steel & Power, Ltd.	1,814	6,837
JSW Steel, Ltd.	631	7,378
Kagara, Ltd. (I)	15,000	1,679
Kaiser Aluminum Corp.	100	7,125
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D (I)	8,072	4,518
Katanga Mining, Ltd. (I)	1,200	664
Kazakhmys PLC	1,137	4,909
KGHM Polska Miedz SA	649	25,553
Kingsgate Consolidated, Ltd.	682	1,091
Kinross Gold Corp.	6,178	31,128
Kirkland Lake Gold, Inc. (I)	100	337
KISCO Corp.	35	904
KISCO Holdings Company, Ltd.	10	370
Kobe Steel, Ltd. (I)	17,000	31,688
Korea Zinc Company, Ltd.	37	11,168
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	6,160	12,574
Kumba Iron Ore, Ltd.	205	9,471
Lake Shore Gold Corp. (I)	2,500	983
Lingbao Gold Company, Ltd., H Shares	4,000	887
Lion Industries Corp. BHD	17,400	4,724
Lonmin PLC (I)(L)	3,693	19,122
Lundin Mining Corp. (I)	3,005	13,216
Major Drilling Group International	300	2,158
Materion Corp.	300	9,618
Mechel, ADR (I)(L)	500	1,605
Medusa Mining, Ltd. (I)	1,338	2,786
Mercator Minerals, Ltd. (I)	2,600	265
Midas Holdings, Ltd.	12,000	4,451
Minera Frisco SAB de CV, Class A1 (I)	5,300	13,767
Mitsubishi Materials Corp.	6,000	24,854
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	1,618	23,361
Molycorp, Inc. (I)	875	5,740
Mount Gibson Iron, Ltd.	2,570	1,765
Mytilineos Holdings SA (I)	2,024	13,084
National Aluminium Company, Ltd.	5,523	2,878
New Gold, Inc (I)	2,600	15,498
Newcrest Mining, Ltd.	3,050	33,320
Newmont Mining Corp.	2,500	70,250
Nippon Coke & Engineering Company, Ltd.	3,500	4,891
Nippon Light Metal Holdings Co Ltd.	3,000	4,630
Nippon Steel & Sumitomo Metal Corp.	23,820	81,200
Nisshin Steel Holdings Co Ltd.	700	9,298
Noranda Aluminum Holding Corp.	1,000	2,460
Norsk Hydro ASA	5,320	22,062
North American Palladium, Ltd. (I)	200	196
Northam Platinum, Ltd. (I)	2,901	12,247
Northern Dynasty Minerals, Ltd. (I)	500	743
Novolipetsk Steel OJSC, GDR	400	6,500
Nucor Corp.	1,648	80,785
Nyrstar (L)	1,073	5,170
OceanaGold Corp. (I)	3,000	4,456
OSAKA Titanium Technologies Company	100	2,145
Osisko Mining Corp. (I)	1,400	7,081
Outokumpu OYJ (I)(L)	11,376	7,687
OZ Minerals, Ltd.	1,737	7,184

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Palabora Mining Company, Ltd. (I)	99	$1,143
Pan American Silver Corp.	762	8,049
PanAust, Ltd.	4,050	7,980
Panoramic Resources, Ltd.	4,562	1,165
Petropavlovsk PLC	924	1,153
Polymetal International PLC	1,050	11,125
Poongsan Corp.	230	5,719
POSCO, ADR	1,036	76,291
Randgold Resources, Ltd.	381	27,319
Rautaruukki OYJ	824	6,387
Reliance Steel & Aluminum Company	900	65,943
Resolute Mining, Ltd.	6,735	4,100
Rex Minerals, Ltd. (I)	1,663	832
Rio Tinto PLC, ADR (L)	3,978	193,967
Rio Tinto, Ltd.	1,344	77,483
Royal Gold, Inc.	500	24,330
RTI International Metals, Inc. (I)	400	12,816
Sabina Gold & Silver Corp. (I)	1,600	1,367
Sanyo Special Steel Company, Ltd.	1,000	5,233
SeAH Holdings Corp.	19	1,760
SEMAFO, Inc.	1,800	4,334
Sesa Goa, Ltd. (I)	660	7,438
Sesa Goa, Ltd.	5,718	16,442
Severstal OAO, GDR Reg S	645	5,558
Sherritt International Corp. (L)	3,300	12,366
Shore Gold, Inc. (I)	1,200	210
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	603
Shougang Fushan Resources Group, Ltd.	16,000	5,361
Sibanye Gold, Ltd., ADR (L)	913	4,757
Silver Lake Resources, Ltd. (I)	1,765	1,302
Silver Standard Resources, Inc. (I)	600	3,699
Silver Wheaton Corp.	1,200	29,731
Sims Metal Management, Ltd. (I)	789	7,024
Southern Copper Corp.	707	19,259
SSAB AB, Series A	1,479	9,658
SSAB AB, Series B	470	2,592
St Andrew Goldfields, Ltd. (I)	4,000	1,262
St. Barbara, Ltd. (I)	1,706	902
Steel Dynamics, Inc.	2,400	40,104
Stillwater Mining Company (I)(L)	1,100	12,111
Straits Metals, Ltd. (I)	839	13
Sumitomo Metal Mining Company, Ltd.	2,000	28,353
SunCoke Energy, Inc. (I)	685	11,645
Taseko Mines, Ltd. (I)	900	1,861
Tata Steel, Ltd.	2,299	10,056
Teck Resources, Ltd.	2,100	56,432
Thompson Creek Metals Company, Inc. (I)(L)	1,300	4,657
ThyssenKrupp AG (I)(L)	2,260	54,098
Timah Persero Tbk PT	35,500	4,940
Timminco, Ltd. (I)	300	2
Toho Zinc Company, Ltd.	1,000	3,232
Tokyo Rope Manufacturing Company, Ltd. (I)	4,000	7,079
Tokyo Steel Manufacturing Company, Ltd. (I)	900	5,353
Ton Yi Industrial Corp.	10,500	9,736
Tubos Reunidos SA	599	1,406
Tung Ho Steel Enterprise Corp.	3,212	2,833
Turquoise Hill Resources, Ltd. (I)	1,020	4,506
United States Steel Corp. (L)	1,200	24,708
Usha Martin, Ltd.	2,314	791
Usinas Siderurgicas de Minas Gerais SA (I)	1,400	6,664
Vale Indonesia Tbk PT	24,000	4,666
Vale SA (Ordinary A Shares), ADR (L)	4,608	71,931

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Vale SA (Preference A Shares), ADR	7,283	$103,491
Vedanta Resources PLC	761	13,337
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	1,796	11,197
Voestalpine AG	608	29,087
Walter Energy, Inc.	500	7,015
Welspun Corp, Ltd.	1,168	560
Western Areas NL	1,453	3,878
Worthington Industries, Inc.	800	27,544
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	3,000	482
Yamana Gold, Inc. (L)	2,800	29,113
Yamato Kogyo Company, Ltd.	300	11,167
YC INOX Company, Ltd.	8,000	5,554
Young Poong Corp.	8	11,136
Zijin Mining Group Company, Ltd., H Shares	10,000	2,395

		4,229,491
Paper & Forest Products - 0.2%
Canfor Corp. (I)	1,200	27,098
Canfor Pulp Products, Inc.	371	3,541
Clearwater Paper Corp. (I)	400	19,108
Daio Paper Corp.	1,000	6,175
Deltic Timber Corp.	100	6,514
Domtar Corp. (L)	400	31,768
Empresas CMPC SA	5,700	17,357
Ence Energia y Celulosa SA	867	3,027
Fibria Celulose SA, ADR (I)(L)	1,104	12,718
Gunns, Ltd. (I)	11,710	0
Hansol Paper Company, Ltd.	970	10,522
Holmen AB, Series B	626	20,137
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	38,500	4,028
International Forest Products, Ltd. (I)	300	3,469
International Paper Company	2,069	92,691
KapStone Paper and Packaging Corp. (I)	600	25,680
Lee & Man Paper Manufacturing, Ltd.	10,600	6,255
Louisiana-Pacific Corp. (I)	1,282	22,550
Masisa SA	87,195	6,357
Mercer International, Inc. (I)	900	6,381
Metsa Board OYJ	5,400	19,730
Mitsubishi Paper Mills, Ltd. (I)	2,000	1,816
Mondi PLC	1,385	23,395
Munksjo Oyj (I)	119	782
Neenah Paper, Inc.	500	19,655
Nine Dragons Paper Holdings, Ltd.	16,000	11,328
Nippon Paper Industries Company, Ltd.	800	12,647
Norbord, Inc.	60	1,749
OJI Paper Company, Ltd.	6,000	28,187
P.H. Glatfelter Company	800	21,656
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	11,322
Schweitzer-Mauduit International, Inc.	200	12,106
Semapa-Sociedade de Investimento & Gestao	1,179	11,080
Sequana SA (I)	177	1,510
Sonae Industria SGPS SA (I)	2,576	1,955
Stora Enso OYJ, Series R (L)	3,514	29,781
UPM-Kymmene OYJ	2,812	38,930
Wausau Paper Corp.	400	5,196
West Fraser Timber Company, Ltd.	300	26,996

		605,197

		11,899,657

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	27,295	$923,117
Atlantic Tele-Network, Inc.	200	10,426
Axtel SAB de CV (I)	14,800	4,466
BCE, Inc. (L)	762	32,565
Belgacom SA	803	21,352
Bell Aliant, Inc.	472	11,754
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	9,376
BT Group PLC	182	10,065
Cable & Wireless Communications PLC	17,566	11,273
Cbeyond, Inc. (I)	300	1,923
CenturyLink, Inc.	4,165	130,698
China Telecom Corp., Ltd., ADR	320	15,818
China Unicom Hong Kong, Ltd., ADR (L)	1,777	27,401
Chorus, Ltd.	786	1,763
Chunghwa Telecom Company, Ltd., ADR (L)	870	27,475
Cincinnati Bell, Inc. (I)	2,600	7,072
Citic 21CN Company, Ltd. (I)	36,000	1,832
Citic Telecom International Holdings, Ltd.	14,000	4,005
Colt Telecom Group SA (I)	4,670	8,808
Consolidated Communications Holdings, Inc.	487	8,396
Deutsche Telekom AG	9,480	137,504
Elisa OYJ, Class A (L)	806	19,223
France Telecom SA	4,956	62,167
Frontier Communications Corp. (L)	9,122	38,039
General Communication, Inc., Class A (I)	1,000	9,520
Hellenic
Telecommunications Organization SA (I)	1,308	13,637
IDT Corp., Class B	500	8,875
iiNET, Ltd.	1,376	7,909
Iliad SA	103	24,033
Inmarsat PLC	2,777	31,901
Inteliquent, Inc.	300	2,898
Iridium Communications, Inc. (I)	1,092	7,513
Jazztel PLC (I)	1,715	18,667
Kcom Group PLC	10,565	15,592
Koninklijke KPN NV (I)	14,400	45,897
Level 3 Communications, Inc. (I)	1,253	33,443
LG Uplus Corp. (I)	650	6,976
Lumos Networks Corp.	200	4,334
Manitoba Telecom Services, Inc.	100	3,189
Netia SA (I)	2,448	3,844
Nippon Telegraph & Telephone Corp.	1,400	72,666
Oi SA	1,056	2,158
Oi SA, ADR (L)	1,731	3,185
Oi SA, ADR, Series C	168	326
Orange SA, ADR	2,398	29,999
PCCW, Ltd.	34,000	15,027
Portugal Telecom SGPS SA (L)	4,625	20,848
Premiere Global Services, Inc. (I)	1,100	10,956
Primus Telecommunications Group, Inc.	323	1,095
QSC AG	2,321	12,561
Singapore Telecommunications, Ltd.	24,000	71,410
Swisscom AG	63	30,313
TalkTalk Telecom Group PLC	5,942	23,268
Tata Communications, Ltd.	396	1,195
TDC A/S	181	1,531
Telecom Corp. of New Zealand, Ltd.	3,933	7,596
Telecom Italia SpA	29,174	24,092
Telefonica Brasil SA, ADR (L)	795	17,840
Telefonica Czech Republic AS	718	11,401
Telefonica SA (I)	1,104	17,255

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telefonica SA, ADR (I)(L)	9,743	$150,822
Telekom Austria AG	1,428	11,989
Telekomunikacja Polska SA	1,838	4,890
Telekomunikasi Indonesia Tbk PT, ADR (L)	775	28,140
Telenor ASA	2,003	45,780
TeliaSonera AB	7,752	59,405
Telkom SA, Ltd., ADR (I)	600	5,760
Telstra Corp., Ltd.	13,157	61,018
TELUS Corp.	746	24,725
Tiscali SpA (I)	46,781	2,540
Total Access Communication PCL,
Foreign Shares	6,300	21,349
True Corp. PCL (I)	34,600	8,573
Turk Telekomunikasyon AS	2,270	7,892
tw telecom, Inc. (I)	1,600	47,784
Verizon Communications, Inc.	13,838	645,681
Vivendi SA	4,626	106,464
Windstream Holdings, Inc. (L)	5,085	40,680
Xl Axiata Tbk PT	2,500	916

		3,413,876
Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL	3,000	24,457
America Movil SAB de CV,
Series L, ADR (L)	4,751	94,117
Axiata Group BHD	6,300	13,301
Bharti Airtel, Ltd.	996	5,068
Cellcom Israel, Ltd. (I)	473	5,286
China Mobile, Ltd., ADR (L)	3,993	225,325
Crown Castle International Corp. (I)	998	72,884
DiGi.Com BHD	11,000	16,364
Drillisch AG	987	23,788
ENTEL Chile SA	567	9,189
Far EasTone
Telecommunications Company, Ltd.	6,000	14,960
Freenet AG	1,164	28,164
Globe Telecom, Inc.	330	12,132
Idea Cellular, Ltd.	4,368	11,717
Indosat Tbk PT	6,000	2,152
Indosat Tbk PT, ADR	131	2,661
KDDI Corp.	1,400	72,063
Leap Wireless International, Inc. (I)	1,400	22,106
Maxis BHD	6,700	14,391
Millicom International Cellular SA	182	16,086
Mobistar SA	176	2,996
MTN Group, Ltd.	5,855	114,271
NII Holdings, Inc. (I)(L)	1,300	7,891
NTT DOCOMO, Inc.	5,800	94,232
Partner Communications
Company, Ltd., ADR (I)	700	5,523
Reliance Communications, Ltd.	3,426	7,995
Rogers Communications, Inc., Class B	1,300	55,897
SBA Communications Corp., Class A (I)	800	64,368
Shenandoah Telecommunications Company	200	4,820
SK Telecom Company, Ltd., ADR	400	9,080
Softbank Corp.	2,861	198,832
Sprint Corp. (I)	6,962	43,234
T-Mobile US, Inc.	1,450	37,657
Taiwan Mobile Company, Ltd.	3,600	12,788
Tele2 AB, B Shares	1,694	21,671
Telephone & Data Systems, Inc.	768	22,694
Tim Participacoes SA	2,500	11,596
Turkcell Iletisim Hizmetleri AS, ADR (I)	882	13,010
United States Cellular Corp.	300	13,659

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	500	$7,080
VimpelCom, Ltd., ADR	1,335	15,686
Vodacom Group, Ltd.	765	9,490
Vodafone Group PLC, ADR	16,447	578,605

		2,039,286

		5,453,162
Utilities - 2.1%
Electric Utilities - 0.9%
Acciona SA	190	10,865
ALLETE, Inc.	300	14,490
American Electric Power Company, Inc.	1,735	75,212
Centrais Eletricas Brasileiras SA	1,200	3,384
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,100	5,137
CEZ AS	470	12,154
Cheung Kong Infrastructure Holdings, Ltd.	2,000	13,885
Chubu Electric Power Company, Inc.	1,600	21,809
Cia Energetica de Minas Gerais	564	4,698
Cia Energetica de Minas Gerais, ADR	2,693	23,268
Cia General de Electricidad	1,916	11,759
Cia Paranaense de Energia, ADR (L)	300	4,188
Cleco Corp.	500	22,420
CLP Holdings, Ltd.	4,500	36,708
Duke Energy Corp.	3,004	200,607
E.CL SA	3,509	4,937
Edison International	978	45,047
EDP - Energias de Portugal SA	7,563	27,631
EDP - Energias do Brasil SA	2,100	11,427
Electricite de France SA	876	27,716
Elia System Operator SA (I)	221	9,837
Enea SA	198	895
Enel SpA	17,535	67,237
Energiedienst Holding AG	22	839
Enersis SA, ADR	1,851	29,727
Entergy Corp.	800	50,552
Equatorial Energia SA	1,499	14,203
Exelon Corp.	3,137	92,981
First Philippine Holdings Corp.	6,300	10,844
FirstEnergy Corp.	1,665	60,689
Fortis, Inc.	900	27,339
Fortum OYJ	1,389	31,343
Great Plains Energy, Inc.	1,000	22,200
Hawaiian Electric Industries, Inc.	900	22,590
Hokkaido Electric Power Company, Inc. (I)	900	12,163
Iberdrola SA	15,587	90,884
IDACORP, Inc.	500	24,200
Isagen SA ESP (I)	7,000	10,722
ITC Holdings Corp.	300	28,158
Korea Electric Power Corp., ADR (I)(L)	1,380	19,375
Kyushu Electric Power Company, Inc. (I)	1,900	27,200
Light SA	700	5,979
MGE Energy, Inc. (L)	300	16,365
NextEra Energy, Inc.	1,502	120,400
Northeast Utilities	943	38,899
NV Energy, Inc.	1,200	28,332
OGE Energy Corp.	1,000	36,090
Otter Tail Corp.	200	5,520
Pepco Holdings, Inc.	900	16,614
PGE SA	3,010	16,044
Pinnacle West Capital Corp.	600	32,844
PNM Resources, Inc.	600	13,578
Portland General Electric Company (L)	700	19,761

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Power Assets Holdings, Ltd.	4,000	$35,775
PPL Corp.	2,165	65,773
Public Power Corp. SA	1,004	11,381
Red Electrica Corp. SA	538	30,712
Reliance Infrastructure, Ltd.	523	3,086
Shikoku Electric Power Company, Inc. (I)	600	10,231
Spark Infrastructure Group	9,219	14,278
SSE PLC	4,344	103,752
Tata Power Company, Ltd.	4,280	5,531
Tenaga Nasional BHD	8,750	24,250
Terna Rete Elettrica Nazionale SpA	4,713	21,290
The Chugoku Electric Power Company, Inc.	800	12,749
The Empire District Electric Company	500	10,830
The Kansai Electric Power Company, Ltd. (I)	1,800	22,934
The Southern Company	2,968	122,222
Tohoku Electric Power Company, Inc. (I)	1,800	22,207
Tokyo Electric Power Company, Inc. (I)	5,800	36,097
Torrent Power, Ltd.	1,000	1,129
Transmissora Alianca de Energia Eletrica SA	2,400	23,065
UIL Holdings Corp.	400	14,872
Unitil Corp.	200	5,854
UNS Energy Corp.	500	23,310
Verbund AG, Class A	185	4,190
Westar Energy, Inc.	1,000	30,650
Xcel Energy, Inc.	2,120	58,533

		2,296,447
Gas Utilities - 0.3%
AGL Resources, Inc.	586	26,974
APA Group, Ltd.	2,860	15,936
Atmos Energy Corp.	667	28,408
Chesapeake Utilities Corp.	100	5,249
China Gas Holdings, Ltd.	16,000	17,450
China Oil and Gas Group, Ltd.	20,000	2,842
China Resources Gas Group, Ltd.	6,000	15,422
Empresa de Energia de Bogota SA	1,600	1,293
Enagas SA	853	20,963
ENN Energy Holdings, Ltd.	4,000	22,322
Envestra, Ltd.	2,480	2,534
GAIL India, Ltd.	453	2,357
Gas Natural SDG SA	1,886	39,534
Hong Kong & China Gas Company, Ltd.	13,471	32,297
National Fuel Gas Company	400	27,504
New Jersey Resources Corp.	400	17,620
Northwest Natural Gas Company	300	12,594
ONEOK, Inc.	1,400	74,648
Osaka Gas Company, Ltd.	6,000	25,607
Perusahaan Gas Negara Persero Tbk PT	30,500	13,713
Piedmont Natural Gas Company, Inc. (L)	559	18,380
Questar Corp.	1,500	33,735
Saibu Gas Company, Ltd.	4,000	9,750
Samchully Company, Ltd.	69	8,916
Snam SpA	4,918	24,923
South Jersey Industries, Inc.	200	11,716
Southwest Gas Corp.	320	16,000
Superior Plus Corp.	700	7,475
The Laclede Group, Inc.	400	18,000
Toho Gas Company, Ltd.	2,000	10,486
Tokyo Gas Company, Ltd.	8,000	43,975
Towngas China Company, Ltd.	4,000	3,638
UGI Corp.	900	35,217
Valener, Inc.	130	1,988

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc.	500	$21,355

		670,821
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	4,633
Adani Power, Ltd. (I)	2,436	1,255
AES Corp.	4,362	57,971
AES Gener SA (I)	12,208	7,282
Algonquin Power & Utilities Corp.	200	1,231
Boralex, Inc. (I)	200	2,045
Calpine Corp. (I)	4,400	85,492
Capital Power Corp.	200	4,128
Capstone Infrastructure Corp.	350	1,308
China Longyuan Power Group Corp., H Shares	13,000	13,505
China Power New Energy
Development Company, Ltd. (I)	100,000	4,896
China Resources Power Holdings, Ltd.	8,000	19,071
Drax Group PLC	2,951	32,642
EDP Renovaveis SA	1,363	7,085
Electric Power Development Company, Ltd.	500	16,343
Empresa Nacional de
Electricidad SA, ADR (L)	298	12,513
Energy Development Corp.	82,000	10,226
Energy World Corp., Ltd. (I)	12,838	5,809
Genie Energy, Ltd., B Shares (I)	500	4,900
GVK Power & Infrastructure, Ltd. (I)	6,734	679
Infigen Energy (I)	6,731	1,884
Jaiprakash Power Ventures, Ltd. (I)	5,500	1,355
JSW Energy, Ltd.	1,338	933
MPX Energia SA (I)	2,185	5,176
National Hydroelectric Power Corp., Ltd.	17,228	5,351
NRG Energy, Inc.	2,111	57,694
Ormat Technologies, Inc.	600	16,062
PTC India, Ltd.	2,981	2,219
Ram Power Corp. (I)	365	66
Ratchaburi Electricity Generating
Holding PCL	7,200	11,509
Reliance Power, Ltd. (I)	5,453	5,865
Sechilienne-Sidec SA	300	6,030
Terna Energy SA	291	1,255
Theolia SA (I)	223	413
TransAlta Corp. (L)	1,399	18,173

		426,999
Multi-Utilities - 0.6%
A2A SpA	9,798	9,580
AGL Energy, Ltd.	1,916	27,575
Alliant Energy Corp.	500	24,775
Ameren Corp.	1,300	45,292
Black Hills Corp.	500	24,930
Canadian Utilities, Ltd.	400	13,759
CenterPoint Energy, Inc.	2,000	47,940
Centrica PLC	19,344	115,875
CMS Energy Corp.	1,400	36,848
Consolidated Edison, Inc.	1,006	55,471
Dominion Resources, Inc.	2,620	163,698
DTE Energy Company	900	59,382
DUET Group	9,592	19,507
E.ON AG	6,787	120,720
GDF Suez	5,101	128,212
Hera SpA	1,397	2,817
Integrys Energy Group, Inc.	400	22,356
Iren SpA	1,525	1,862
Just Energy Group, Inc. (L)	1,200	7,631

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
MDU Resources Group, Inc.	700	$19,579
MVV Energie AG	69	2,086
National Grid PLC, ADR (L)	1,792	105,818
NiSource, Inc.	1,300	40,157
NorthWestern Corp.	300	13,476
PG&E Corp.	1,546	63,262
Public Service Enterprise Group, Inc.	1,768	58,220
Redes Energeticas Nacionais SA	2,238	6,692
RWE AG	1,544	52,559
SCANA Corp.	500	23,020
Sempra Energy	1,000	85,600
Suez Environnement Company	808	13,110
TECO Energy, Inc.	1,300	21,502
Vector, Ltd.	1,058	2,329
Vectren Corp.	500	16,675
Veolia Environnement SA	857	14,644
Wisconsin Energy Corp.	1,100	44,418
YTL Corp. BHD	20,154	9,525
YTL Power International BHD	13,100	7,155

		1,528,057
Water Utilities - 0.1%
Aguas Andinas SA	1,641	1,128
American States Water Company	400	11,024
American Water Works Company, Inc.	900	37,152
Aqua America, Inc.	1,355	33,509
Beijing Enterprises Water Group, Ltd.	12,000	4,991
Cadiz, Inc. (I)	400	2,044
California Water Service Group	400	8,128
Cia de Saneamento de Minas Gerais	300	4,738
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR (L)	1,200	11,952
Connecticut Water Service, Inc.	200	6,432
Consolidated Water Company, Ltd.	300	4,491
Guangdong Investment, Ltd.	18,000	15,462
Inversiones Aguas Metropolitanas SA	2,737	5,157
Manila Water Company, Inc.	7,000	4,521
Middlesex Water Company	200	4,278
Pennon Group PLC	2,175	24,631
SJW Corp.	300	8,406
Thai Tap Water Supply PCL	15,100	4,827
United Utilities Group PLC	3,691	41,300

		234,171

		5,156,495

TOTAL COMMON STOCKS (Cost $116,312,710)		$174,611,034

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Lojas Americanas SA	1,484	10,901
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	2,057	13,244

		24,145
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA, Class A	2,425	10,094
Embotelladora Andina SA, Class B	1,067	5,856

		15,950

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	$182

		16,132
Financials - 0.0%
Commercial Banks - 0.0%
Itau Unibanco Holding SA	880	12,491
Banco Daycoval SA	600	2,344
Banco do Estado do Rio Grande do Sul SA	1,000	6,903

		21,738
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,888	11,074
Grupo de Inversiones Suramericana SA	500	10,114

		21,188

		42,926
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Valneva SE	158	66
Industrials - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	554	530
Machinery - 0.0%
Marcopolo SA	5,000	14,890
Randon Participacoes SA	1,200	6,703

		21,593

		22,123
Materials - 0.1%
Containers & Packaging - 0.1%
Klabin SA	6,500	34,197
Metals & Mining - 0.0%
Usinas Siderurgicas de Minas Gerais SA	3,400	16,139
Gerdau SA	875	6,554
Cia Ferro Ligas da Bahia - Ferbasa	300	1,919

		24,612
Paper & Forest Products - 0.0%
Eucatex SA Industria e Comercio	900	2,611
Suzano Papel e Celulose SA	2,750	10,857

		13,468

		72,277
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Oi SA	1,348	2,603
Telefonica Brasil SA	314	6,966

		9,569

		9,569
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	3,443
Companhia de Transmissao de Energia
Eletrica Paulista	200	3,127

		6,570
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA	800	7,761

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Independent Power Producers & Energy Traders (continued)
Companhia Energetica de Sao Paulo	900	$9,604

		17,365

		23,935

TOTAL PREFERRED SECURITIES (Cost $203,554)		$211,173

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.3%
U.S. Government - 10.4%
U.S. Treasury Bonds
6.000%, 02/15/2026	$750,000	$992,227
6.750%, 08/15/2026	1,400,000	1,974,000
6.875%, 08/15/2025	885,000	1,247,574
7.250%, 08/15/2022	470,000	654,732
7.500%, 11/15/2024	675,000	986,133
8.125%, 05/15/2021	350,000	499,406
8.875%, 08/15/2017	1,409,000	1,832,691
9.250%, 02/15/2016	2,015,000	2,433,113
9.875%, 11/15/2015	370,000	444,463
10.625%, 08/15/2015	1,431,000	1,706,468
11.250%, 02/15/2015	466,000	536,392
U.S. Treasury Notes
1.750%, 05/15/2022	1,000,000	947,422
2.250%, 07/31/2018	4,608,000	4,806,361
2.625%, 02/29/2016	1,750,000	1,842,285
2.750%, 02/15/2019	2,685,000	2,857,637
3.625%, 02/15/2020	1,900,000	2,110,930

		25,871,834
U.S. Government Agency - 17.9%
Federal Farm Credit Bank
3.650%, 12/21/2020	1,100,000	1,180,352
4.875%, 12/16/2015 to 01/17/2017	3,700,000	4,155,186
5.125%, 08/25/2016	2,200,000	2,479,059
5.220%, 05/15/2023	2,480,000	2,887,129
5.250%, 03/06/2023	1,135,000	1,309,384
Federal Home Loan Bank
2.125%, 03/10/2023	540,000	493,278
3.375%, 06/12/2020	500,000	531,743
3.625%, 03/10/2017	800,000	869,146
4.125%, 03/13/2020	400,000	443,456
4.375%, 03/13/2026	900,000	978,270
4.500%, 09/13/2019	1,850,000	2,092,539
4.750%, 12/16/2016	2,650,000	2,980,360
4.875%, 05/17/2017	1,900,000	2,162,282
5.000%, 12/21/2015 to 11/17/2017	3,200,000	3,581,916
5.125%, 10/19/2016 to 08/15/2019	2,750,000	3,146,539
5.250%, 12/09/2022	1,155,000	1,346,533
5.365%, 09/09/2024	800,000	936,925
5.375%, 05/18/2016 to 05/15/2019	2,450,000	2,806,202
5.625%, 06/11/2021	1,355,000	1,623,655
Tennessee Valley Authority
1.875%, 08/15/2022	990,000	892,869
3.875%, 02/15/2021	780,000	838,027
4.500%, 04/01/2018	1,300,000	1,464,986
5.500%, 07/18/2017	1,250,000	1,443,804
6.250%, 12/15/2017	2,986,000	3,555,150

		44,198,790

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $70,618,293)		$70,070,624

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Malaysian Resources Corp. Bhd (Expiration
Date: 09/16/2018; Strike Price:
MYR 2.30) (I)	6,350	507
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	662	0
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	50	138

TOTAL WARRANTS (Cost $635)		$645

RIGHTS - 0.0%
Abertis Infraestructuras SA (Expiration
Date: 02/19/2014) (I)(N)	1,455	1,415
Banco Bilbao Vizcaya Argentaria SA
(Expiration Date: 01/31/2014) (I)(N)	12,860	1,757
Cia Cervecerias Unidas SA (I)(N)	91	41
Fiat Industrial SpA (Expiration Date:
10/31/2013; Strike Price: EUR 8.897) (I)	3,942	10
Hyundai Merchant
Marine Company, Ltd. (I)(N)	11	36
Intercell AG (I)(N)	488	0
New World Development (Expiration Date:
12/31/2013; Strike Price HKD 1.00) (I)	225	0
Polimex-Mostostal SA (Expiration Date:
11/08/2013; Strike Price: PLN 0.52) (I)	26	0
Renewable Energy Corp. ASA (I)(N)	100	401
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	600	213

TOTAL RIGHTS (Cost $4,155)		$3,873

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,092,437	$10,933,329

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,932,719)		$10,933,329

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	573,125	573,125

TOTAL SHORT-TERM INVESTMENTS (Cost $573,125)		$573,125

Total Investments (Disciplined Diversification Trust)
(Cost $198,645,191) - 103.5%		$256,403,803
Other assets and liabilities, net - (3.5%)		(8,758,659)

TOTAL NET ASSETS - 100.0%		$247,645,144

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Australia - 0.0%
MMG, Ltd. (I)	908,000	$203,501
Brazil - 7.9%
Banco Alfa de Investimento SA	35,100	99,458
Banco Santander Brasil SA, ADR (L)	1,309,081	9,098,109
Bematech SA	98,850	347,891
BHG SA - Brazil Hospitality Group (I)	12,100	79,491
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas (I)	12,800	56,426

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Braskem SA, ADR (I)	700	$11,165
Brookfield Incorporacoes SA (I)	606,694	440,724
Cia Providencia Industria e Comercio SA	52,100	186,181
CR2 Empreendimentos Imobiliarios SA (I)	9,300	17,246
Even Construtora e Incorporadora SA	261,400	995,450
Fertilizantes Heringer SA (I)	15,250	53,395
Fibria Celulose SA (I)	94,998	1,091,729
Fibria Celulose SA, ADR (I)(L)	311,742	3,591,268
Forjas Taurus SA	7,434	10,029
Gafisa SA (I)	393,561	635,721
Gafisa SA, ADR (I)(L)	151,219	485,413
Gerdau SA	169,029	1,044,848
Gerdau SA, ADR	934,098	6,968,371
Grendene SA	2,177	19,390
Industrias Romi SA (I)	111,700	272,156
JBS SA	1,268,123	4,434,397
Log-in Logistica Intermodal SA (I)	100,900	462,092
Magnesita Refratarios SA	353,056	1,003,588
Marfrig Alimentos SA (I)	248,213	677,566
MMX Mineracao e Metalicos SA (I)	272,600	190,647
MRV Engenharia e Participacoes SA	96,000	394,604
Paranapanema SA (I)	511,050	1,111,429
PDG Realty SA Empreendimentos
e Participacoes (I)	1,292,389	1,434,498
Petroleo Brasileiro SA	788,718	6,035,581
Petroleo Brasileiro SA, ADR (L)	935,108	14,484,823
Petroleo Brasileiro SA, ADR, Class A (L)	1,293,396	21,638,515
Plascar Participacoes Industriais SA (I)	4,800	1,343
Positivo Informatica SA	102,700	184,427
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	159,726
Rodobens Negocios Imobiliarios SA	63,500	416,591
Rossi Residencial SA (I)	319,326	456,736
Sao Carlos Empreendimentos
e Participacoes SA	9,905	167,370
Sao Martinho SA	29,992	392,441
SLC Agricola SA	52,278	518,463
Springs Global Participacoes SA (I)	185,253	173,860
Tecnisa SA (I)	48,022	201,726
Tereos Internacional SA	56,400	75,835
TPI - Triunfo Participacoes e Investimentos SA	31,510	136,771
Trisul SA	56,446	114,609
Usinas Siderurgicas de Minas Gerais SA (I)	319,300	1,519,927
Vale SA	222,200	3,454,863
Vanguarda Agro SA (I)	170,452	298,404
Viver Incorporadora e Construtora SA (I)	163,675	17,724

		85,663,017
Chile - 1.9%
Cementos BIO BIO SA	50,384	56,997
Cencosud SA	6,649	29,692
Cia General de Electricidad SA	58,481	358,927
Cia Sud Americana de Vapores SA (I)	2,193,921	112,576
Cristalerias de Chile SA	66,213	550,955
Empresas CMPC SA	1,859,023	5,660,859
Empresas COPEC SA	90,419	1,271,867
Empresas Hites SA	46,731	43,051
Empresas Iansa SA	1,776,092	75,301
Enersis SA, ADR (L)	559,081	8,978,841
Gasco SA	124,734	1,406,115
Inversiones Aguas Metropolitanas SA	215,464	406,003
Invexans SA	10,353,871	258,462
Latam Airlines Group SA	8,652	131,111
Latam Airlines Group SA, ADR (L)	1,237	18,654

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Madeco SA (I)	10,353,871	$102,769
Masisa SA	5,383,654	392,508
PAZ Corp., SA	82,431	45,727
Ripley Corp. SA	467,459	426,015
Salfacorp SA	49,972	58,808
Sociedad Matriz SAAM SA	1,470,144	141,349
Socovesa SA	315,706	86,940
Vina Concha y Toro SA	80,030	149,427
Vina San Pedro Tarapaca SA	19,029,176	114,986

		20,877,940
China - 10.2%
Agile Property Holdings, Ltd.	760,000	837,951
Agricultural Bank of China, Ltd., H Shares	11,169,000	5,150,274
Air China, Ltd., H Shares	652,000	440,135
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	1,654,000	609,853
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	784,504
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	21,640
Asia Cement China Holdings Corp.	265,500	125,891
AVIC International Holdings, Ltd. (I)	152,000	57,795
Bank of China, Ltd., H Shares	64,081,694	29,205,113
Bank of Communications Company, Ltd.,
H Shares	7,526,876	5,535,753
Baoye Group Company, Ltd., H Shares	376,000	250,531
BBMG Corp., H Shares	514,500	345,469
Beijing Capital International Airport
Company, Ltd., H Shares	2,308,000	1,522,149
Beijing Capital Land, Ltd., H Shares	1,272,000	452,290
Beijing Jingkelong Company, Ltd., H Shares	38,000	11,383
Beijing North Star Company, H Shares	866,000	199,729
BYD Electronic
International Company, Ltd. (I)	947,500	425,848
Central China Real Estate, Ltd.	531,732	170,179
Chaowei Power Holdings, Ltd.	57,000	23,434
China Aoyuan Property Group, Ltd.	1,387,000	282,369
China Automation Group, Ltd.	388,000	77,497
China Citic Bank Corp., Ltd., H Shares	6,750,775	3,506,744
China Coal Energy Company, Ltd., H Shares	3,748,000	2,251,482
China Communications Construction
Company, Ltd., H Shares	4,413,555	3,490,332
China Communications Services Corp., Ltd.,
H Shares	343,200	200,653
China Construction Bank Corp., H Shares	500,000	386,244
China Dongxiang Group Company	2,254,000	350,641
China Huiyuan Juice Group, Ltd. (I)	1,032,500	670,762
China ITS Holdings Company, Ltd.	528,000	141,811
China National Building Material
Company, Ltd., H Shares	2,110,000	2,030,926
China National Materials Company, Ltd.,
H Shares	832,000	178,560
China Nickel Resources
Holding Company, Ltd.	518,000	24,391
China Petroleum & Chemical Corp., ADR	190,927	14,947,675
China Petroleum & Chemical Corp., H Shares	5,417,670	4,235,718
China Qinfa Group, Ltd.	424,000	34,425
China Railway Construction Corp., H Shares	1,993,165	2,105,261
China Railway Group, Ltd., H Shares	1,113,000	609,234
China Rare Earth Holdings, Ltd. (I)(L)	1,000,000	160,039
China Rongsheng Heavy Industry
Group Company, Ltd. (I)(L)	2,016,000	237,006
China SCE Property Holdings, Ltd.	85,200	18,810
China Shanshui Cement Group, Ltd.	1,166,000	448,824

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Shipping Container Lines
Company, Ltd., H Shares (I)(L)	4,448,150	$1,160,811
China Shipping Development Company, Ltd.,
H Shares (I)(L)	920,000	486,073
China Southern Airlines Company, Ltd.,
H Shares	1,320,000	491,535
China Taifeng Beddings Holdings Ltd.	204,000	43,374
China Tontine Wines Group, Ltd. (I)	248,000	10,404
China Yurun Food Group, Ltd. (I)(L)	905,000	585,402
China Zhongwang Holdings, Ltd. (I)(L)	876,000	265,220
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	40,529
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	60,226
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	312,000	100,094
Comtec Solar Systems Group, Ltd. (I)	314,000	75,848
Dalian Port PDA Company, Ltd., H Shares	586,000	132,150
Dongyue Group	310,000	151,271
Evergrande Real Estate Group, Ltd. (I)(L)	4,357,000	1,817,846
Evergreen International Holdings, Ltd.	122,000	26,768
Fantasia Holdings Group Company, Ltd.	763,500	121,313
Fosun International, Ltd.	2,296,500	1,815,228
Great Wall Technology Company, Ltd.,
H Shares (I)	324,942	93,216
Guangshen Railway Company, Ltd., ADR	35,688	945,732
Guangzhou Automobile Group Company, Ltd.,
H Shares	1,408,415	1,525,675
Guangzhou R&F Properties Company, Ltd.,
H Shares	377,600	592,170
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	198,219
Harbin Electric Company, Ltd., H Shares	888,000	552,433
Hidili Industry
International Development, Ltd. (I)(L)	1,278,000	221,296
Jiangxi Copper Company, Ltd., H Shares	59,000	116,515
Kaisa Group Holdings, Ltd. (I)(L)	1,211,000	339,446
Leoch International Technology Ltd.	102,000	10,012
Li Ning Company, Ltd. (I)	27,000	21,269
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	203,000	122,338
Lingbao Gold Company, Ltd., H Shares	140,000	31,061
Lonking Holdings, Ltd. (I)(L)	1,104,000	230,982
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	457,946
Maoye International Holdings, Ltd.	840,000	157,233
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	1,936,000	376,804
O-Net Communications Group, Ltd.	244,000	50,751
Peak Sport Products Company, Ltd. (L)	570,000	136,370
Powerlong Real Estate Holdings, Ltd.	627,000	124,396
Qunxing Paper Holdings Company, Ltd.	634,371	168,819
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	239,039
Sany Heavy Equipment International
Holdings Company, Ltd.	164,000	49,857
Semiconductor Manufacturing
International Corp., ADR (I)(L)	140,377	487,108
Semiconductor
Manufacturing International Corp. (I)	15,570,000	1,072,246
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	128,613

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	$151,908
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	104,157
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	14,364
Shui On Land, Ltd. (L)	4,182,961	1,353,323
Sijia Group Company (I)	93,000	16,427
Sino-Ocean Land Holdings, Ltd.	4,208,635	2,478,842
Sinotrans, Ltd., H Shares	2,019,000	530,826
Sinotruk Hong Kong, Ltd.	836,500	427,586
SOHO China, Ltd. (L)	2,544,000	2,189,818
SPG LAND (I)	353,625	257,464
Tiangong International Company, Ltd.	214,000	56,318
Tonly Electronics Holdings, Ltd. (I)	7,520	4,848
Travelsky Technology, Ltd., H Shares	919,500	740,203
Weiqiao Textile Company, H Shares (L)	603,000	352,750
West China Cement, Ltd.	456,000	68,869
Winsway Coking Coal Holdings, Ltd. (I)	964,000	76,971
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	178,928
Xiangyu Dredging Holdings, Ltd.	152,000	43,486
Xingda International Holdings, Ltd.	607,000	289,263
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	352,250
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	145,161
Xiwang Sugar Holdings Company, Ltd.	347,717	62,443
Yantai North Andre Juice Company, H Shares	15,000	3,385
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	798,000	782,694
Yuanda China Holdings, Ltd.	830,000	65,376
Yuzhou Properties Company	325,080	73,410
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	176,874
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (L)	823,800	712,860

		110,103,767
Colombia - 0.2%
Cementos Argos SA	49,974	262,153
Grupo de Inversiones Suramericana SA	66,537	1,330,538
Grupo Nutresa SA	4,038	57,659

		1,650,350
Czech Republic - 0.3%
CEZ AS	9,790	253,166
Komercni Banka AS	1,452	323,281
Pegas Nonwovens SA	22,063	662,407
Unipetrol AS (I)	214,695	1,939,077

		3,177,931
Hong Kong - 4.6%
361 Degrees International, Ltd. (L)	523,000	128,712
AMVIG Holdings, Ltd.	494,000	207,133
Asian Citrus Holdings, Ltd.	499,000	174,433
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	74,680
C C Land Holdings, Ltd.	822,084	219,840
Carnival Group International Holdings, Ltd. (I)	134,000	4,067
Carrianna Group Holdings Company, Ltd.	182,675	29,930
Chaoda Modern
Agriculture Holdings, Ltd. (I)(L)	3,056,474	351,499
Chigo Holding, Ltd. (I)	2,796,000	60,263
China Aerospace International Holdings, Ltd.	1,971,200	218,371

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Agri-Industries Holdings, Ltd.	1,769,300	$838,787
China Chengtong Development Group, Ltd. (I)	526,000	17,981
China Energine International Holdings, Ltd. (I)	857,853	52,503
China Everbright, Ltd.	998,000	1,309,061
China Fiber Optic Network
System Group, Ltd.	334,000	57,330
China Glass Holdings, Ltd. (I)	238,000	29,191
China Green Holdings, Ltd. (I)	422,627	47,393
China Haidian Holdings, Ltd.	1,124,000	114,652
China High Precision Automation Group, Ltd.	18,000	2,878
China High Speed Transmission Equipment
Group Company, Ltd. (I)(L)	938,000	398,788
China Lumena New Materials Corp. (L)	2,036,000	398,208
China New Town
Development Company, Ltd. (I)	1,505,165	122,438
China Ocean Resources Company, Ltd. (I)	8,670	31,352
China Precious Metal Resources
Holdings Company, Ltd. (I)	348,000	49,360
China Properties Group, Ltd. (I)	724,000	193,126
China South City Holdings, Ltd.	956,000	305,948
China Starch Holdings, Ltd.	1,415,000	38,481
China Tianyi Holdings, Ltd.	128,000	20,650
China Travel International Investment
Hong Kong, Ltd.	4,134,000	821,599
China Unicom Hong Kong, Ltd.	4,504,000	7,005,827
China Unicom Hong Kong, Ltd., ADR (L)	214,448	3,306,788
China Vanadium Titano - Magnetite
Mining Company, Ltd. (I)	548,000	83,305
China WindPower Group, Ltd. (I)	2,290,000	80,769
CITIC Pacific, Ltd. (L)	1,524,000	1,982,402
CITIC Resources Holdings, Ltd. (I)	3,528,000	504,789
Clear Media, Ltd.	14,000	9,218
Coastal Greenland, Ltd. (I)	520,000	27,875
Comba Telecom Systems Holdings, Ltd. (I)(L)	458,000	152,003
Cosco International Holdings, Ltd.	925,625	381,779
COSCO Pacific, Ltd.	1,575,220	2,418,969
DaChan Food Asia, Ltd. (I)	612,000	76,501
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,269
EVA Precision Industrial Holdings, Ltd.	366,000	49,343
Franshion Properties China, Ltd.	3,012,000	991,572
FU JI Food and Catering
Services Holdings, Ltd. (I)	38,000	7,998
Fufeng Group, Ltd.	349,200	130,784
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	180,399
Global Sweeteners Holdings, Ltd. (I)	148,000	9,349
Glorious Property Holdings, Ltd. (I)	2,284,000	327,209
Golden Meditech Holdings, Ltd.	837,684	90,700
Goldlion Holdings, Ltd.	261,000	127,270
GOME Electrical
Appliances Holdings, Ltd. (L)	8,845,000	1,130,995
Heng Tai Consumables Group, Ltd. (I)	3,363,862	60,074
HKC Holdings, Ltd.	4,298,149	146,954
Hopson Development Holdings, Ltd. (I)	850,000	1,004,807
Huscoke Resources Holdings, Ltd. (I)	2,258,000	25,906
Hutchison Harbour Ring, Ltd.	732,000	56,610
Inspur International, Ltd.	2,440,000	100,812
Ju Teng International Holdings, Ltd.	778,000	456,098
Kai Yuan Holdings, Ltd. (I)	2,980,000	73,654
Kingboard Chemical Holdings, Ltd.	756,630	1,933,451
Kingboard Laminates Holdings, Ltd.	244,500	100,982
KWG Property Holding, Ltd.	1,117,013	711,117
Lai Fung Holdings, Ltd.	8,970,000	221,520

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lee & Man Paper Manufacturing, Ltd.	206,000	$121,563
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	38,052
MIE Holdings Corp.	514,000	109,523
MIN XIN Holdings, Ltd.	116,000	62,644
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	27,337
Minmetals Land, Ltd.	798,000	115,433
Nan Hai Corp., Ltd. (I)	27,150,000	234,961
New World China Land, Ltd.	2,335,200	1,175,731
New World Department Store China, Ltd.	155,000	81,320
Nine Dragons Paper Holdings, Ltd.	1,201,000	850,314
PetroAsian Energy Holdings, Ltd. (I)	600,000	11,853
Poly Property Group Company, Ltd.	1,500,453	905,151
Pou Sheng International Holdings, Ltd. (I)	503,000	30,796
Prosperity International Holdings HK, Ltd. (I)	1,320,000	51,870
Qingling Motors Company, Ltd., H Shares	1,054,000	308,874
Real Nutriceutical Group, Ltd. (L)	529,000	133,927
Regent Manner International Holdings, Ltd.	360,000	65,420
REXLot Holdings, Ltd.	4,884,921	378,135
Royale Furniture Holdings, Ltd	207,750	12,602
Samson Holding, Ltd.	445,548	59,137
Shanghai Industrial Holdings, Ltd.	620,000	2,052,460
Shanghai Industrial Urban
Development Group, Ltd. (I)(L)	775,000	190,102
Shanghai Zendai Property, Ltd. (I)	2,530,000	50,199
Shenzhen International Holdings, Ltd.	10,691,838	1,283,925
Shenzhen Investment, Ltd.	2,574,142	1,036,684
Shimao Property Holdings, Ltd.	1,179,500	2,736,782
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	216,362
Shougang Fushan Resources Group, Ltd. (L)	2,306,000	772,583
Silver Grant International, Ltd.	1,072,000	147,969
SIM Technology Group, Ltd. (I)	975,000	41,559
Sino Oil And Gas Holdings, Ltd. (I)(L)	6,035,000	158,895
Sinofert Holdings, Ltd.	2,924,000	488,524
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	200,725
Sinotrans Shipping, Ltd.	842,000	265,151
Skyworth Digital Holdings, Ltd.	1,232,000	587,450
SMI Corp., Ltd. (I)	1,280,000	28,870
Solargiga Energy Holdings, Ltd. (I)	354,000	17,366
SRE Group, Ltd. (I)	3,206,857	107,640
Superb Summit International Group, Ltd. (I)	215,000	9,850
TCC International Holdings, Ltd.	696,000	218,248
TCL Multimedia Technology Holdings, Ltd.	317,200	151,271
Tian An China Investment, Ltd.	741,000	552,714
Tianjin Port Development Holdings, Ltd.	744,000	112,440
Tianneng Power International, Ltd.	452,000	173,758
Tomson Group, Ltd.	386,807	117,160
TPV Technology, Ltd.	583,684	120,570
Truly International Holdings, Ltd.	611,000	355,311
VODone, Ltd. (I)	1,977,400	145,592
XTEP International Holdings	77,500	36,619
Yanchang Petroleum International, Ltd. (I)	2,560,000	122,322
Yuexiu Property Company, Ltd.	7,105,250	1,954,715

		49,576,211
Hungary - 0.6%
Danubius Hotel and Spa PLC (I)	6,805	127,091
EGIS Pharmaceuticals PLC	2,585	325,726
OTP Bank PLC	282,692	5,595,348

		6,048,165

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India - 5.9%
Aarti Industries, Ltd.	51,087	$57,409
Aban Offshore, Ltd.	15,263	52,184
ABG Shipyard, Ltd. (I)	8,406	46,354
Adani Enterprises, Ltd.	164,157	369,257
Aditya Birla Nuvo, Ltd.	55,261	1,103,727
Alembic Pharmaceuticals, Ltd.	18,738	42,434
Alembic, Ltd. (I)	1,616	359
Alembic, Ltd.	1,616	359
Allahabad Bank	186,565	224,756
Alok Industries, Ltd. (I)	568,576	72,686
Amtek Auto, Ltd.	146,074	139,887
Amtek India, Ltd.	10,552	10,191
Anant Raj , Ltd.	54,720	35,982
Andhra Bank	198,888	163,174
Apollo Tyres, Ltd.	226,563	242,975
Arvind, Ltd.	109,711	137,502
Ashok Leyland, Ltd.	1,096,572	266,564
Atul, Ltd.	584	3,068
Aurobindo Pharma, Ltd.	89,300	288,057
Bajaj Finance, Ltd.	14,961	278,151
Bajaj Finserv, Ltd.	2,903	27,929
Bajaj Hindusthan, Ltd.	344,964	68,123
Bajaj Holdings and Investment, Ltd.	49,562	612,793
Ballarpur Industries, Ltd.	403,880	68,369
Balmer Lawrie & Company, Ltd.	8,925	44,012
Balrampur Chini Mills, Ltd.	206,266	143,149
Bank of Baroda	88,490	698,029
Bank of India	114,231	286,625
Bank of Maharashtra	152,501	93,730
BEML, Ltd.	14,453	32,467
BGR Energy Systems, Ltd.	7,989	14,076
Bharat Heavy Electricals, Ltd.	261,662	576,945
Bhushan Steel, Ltd.	46,011	353,955
Birla Corp., Ltd.	41,435	134,982
Bombay Burmah Trading Company	15,000	23,020
Bombay Dyeing &
Manufacturing Company, Ltd.	25,940	20,422
Bombay Rayon Fashions, Ltd. (I)	7,468	24,457
Cairn India, Ltd.	631,653	3,199,972
Canara Bank	98,171	346,383
Capital First, Ltd.	4,573	12,294
Central Bank of India	54,446	43,705
Century Textiles & Industries, Ltd.	34,929	134,363
Chambal Fertilizers & Chemicals, Ltd.	39,136	22,463
City Union Bank, Ltd.	203,343	137,699
Claris Lifesciences, Ltd.	4,155	12,630
Corporation Bank	11,690	45,524
Cox & Kings, Ltd.	15,845	22,331
Crompton Greaves, Ltd.	11,838	16,268
Dalmia Bharat Enterprises, Ltd.	12,925	24,804
DB Realty, Ltd. (I)	35,138	31,861
DCM Shriram Consolidated	39,804	37,521
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	28,839	50,305
Dena Bank	27,208	19,836
Development Credit Bank, Ltd. (I)	121,079	89,859
DLF, Ltd.	430,090	875,012
Dredging Corp. of India, Ltd.	1,365	5,298
Edelweiss Financial Services, Ltd.	304,550	143,008
Educomp Solutions, Ltd. (I)	42,399	12,514
EID Parry India, Ltd.	80,296	169,616
EIH, Ltd.	14,338	12,305
Elder Pharmaceuticals, Ltd.	7,799	41,760

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Electrosteel Castings, Ltd.	89,970	$18,888
Era Infra Engineering, Ltd. (I)	36,627	64,238
Escorts, Ltd.	44,637	60,092
Ess Dee Aluminium, Ltd.	1,077	8,923
Essar Oil, Ltd. (I)	154,091	121,774
Essar Ports, Ltd.	16,178	16,163
Essel Propack, Ltd.	37,352	22,040
Federal Bank, Ltd.	163,534	737,769
Finolex Cables, Ltd.	54,200	48,260
Finolex Industries, Ltd.	46,584	82,404
Fortis Healthcare, Ltd. (I)	83,364	130,558
GAIL India, Ltd.	83,929	436,697
Gammon India, Ltd.	85,633	16,401
Gateway Distriparks, Ltd.	10,919	18,117
Gitanjali Gems, Ltd. (I)	56,665	50,353
Graphite India, Ltd.	75,117	90,527
Grasim Industries, Ltd.	28,107	1,166,773
GTL Infrastructure, Ltd. (I)	100,276	2,916
Gujarat Alkalies & Chemicals, Ltd.	24,028	58,715
Gujarat Fluorochemicals, Ltd.	9,544	35,768
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	63,274
Gujarat NRE Coke, Ltd. (I)	166,598	34,040
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	88,699
Gujarat State Petronet, Ltd.	109,920	96,678
HBL Power Systems, Ltd.	5,099	739
HCL Infosystems, Ltd. (I)	126,394	52,661
HEG, Ltd.	12,877	31,468
HeidelbergCement India, Ltd. (I)	4,823	2,417
Hexa Tradex, Ltd. (I)	32,971	5,314
Hexaware Technologies, Ltd.	12,380	25,428
Hindalco Industries, Ltd.	1,340,282	2,392,591
Hinduja Ventures, Ltd.	5,620	25,756
Hindustan Construction Company, Ltd. (I)	223,609	35,155
Hotel Leela Venture, Ltd. (I)	112,448	26,064
Housing Development
& Infrastructure, Ltd. (I)	220,761	127,421
HSIL, Ltd.	5,997	7,357
ICICI Bank, Ltd.	167,495	2,355,406
IDBI Bank, Ltd.	267,194	249,995
IDFC, Ltd.	119,156	168,228
IFCI, Ltd. (I)	181,420	63,129
India Cements, Ltd.	258,302	210,670
India Infoline, Ltd.	213,160	161,007
Indiabulls Housing Finance, Ltd.	240,661	696,193
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	43,135
Indiabulls Real Estate, Ltd.	315,338	272,842
Indian Bank	70,234	75,703
Indian Hotels Company, Ltd.	245,811	189,686
Indian Overseas Bank	234,477	165,809
ING Vysya Bank, Ltd.	16,192	141,845
Ingersoll-Rand India, Ltd.	14,510	74,830
IVRCL, Ltd. (I)	186,486	34,101
Jai Corp., Ltd.	22,618	14,654
Jain Irrigation Systems, Ltd.	97,440	91,048
Jaiprakash Associates, Ltd.	796,755	446,870
Jammu & Kashmir Bank, Ltd.	41,976	772,741
Jaypee Infratech, Ltd.	65,960	16,565
JB Chemicals & Pharmaceuticals, Ltd.	20,800	28,253
JBF Industries, Ltd.	33,505	45,228
Jindal Poly Investments and
Finance Company, Ltd. (I)	314	26
Jindal Saw, Ltd.	164,858	118,001

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Jindal Stainless, Ltd. (I)	44,529	$26,477
Jindal Steel & Power, Ltd.	102,860	387,687
JK Cement, Ltd.	5,431	16,656
JK Lakshmi Cement, Ltd.	7,421	8,433
JM Financial, Ltd.	124,021	41,462
JSW Energy, Ltd.	408,574	284,996
JSW Steel, Ltd.	122,212	1,428,978
Jubilant Life Sciences, Ltd.	53,395	67,391
Kalpataru Power Transmission, Ltd.	20,383	18,811
Karnataka Bank, Ltd.	180,381	240,263
Karur Vysya Bank, Ltd.	30,968	153,968
Kesoram Industries, Ltd.	64,015	60,507
Lakshmi Vilas Bank, Ltd.	30,751	29,852
Madras Cements, Ltd.	36,000	100,497
Mahanagar Telephone Nigam, Ltd. (I)	133,427	31,698
Maharashtra Seamless, Ltd.	38,253	111,189
Mahindra Lifespace Developers, Ltd.	10,600	68,485
Manaksia, Ltd.	3,292	2,373
McLeod Russel India, Ltd.	48,101	191,705
Mercator, Ltd. (I)	150,335	34,486
MOIL, Ltd.	3,305	10,659
Monnet Ispat & Energy, Ltd.	29,947	55,801
Mphasis, Ltd.	2,277	16,008
MRF, Ltd.	920	196,699
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	23,388
Nagarjuna Oil Refinery, Ltd. (I)	125,682	7,233
National Aluminium Company, Ltd.	108,688	56,639
Nava Bharat Ventures, Ltd.	1,614	4,256
NCC, Ltd.	263,914	75,672
NIIT Technologies, Ltd.	22,936	102,043
NIIT, Ltd.	19,897	5,984
Noida Toll Bridge Company, Ltd.	62,165	19,953
OMAXE, Ltd.	49,670	107,118
Orchid Chemicals & Pharmaceuticals, Ltd.	25,241	18,120
Orient Cement, Ltd.	58,165	35,296
Orient Paper & Industries, Ltd.	58,165	7,396
Oriental Bank of Commerce	101,465	234,696
Oswal Chemicals & Fertilizers (I)	1,896	541
Panacea Biotec, Ltd. (I)	12,287	22,520
Parsvnath Developers, Ltd. (I)	76,316	31,803
Peninsula Land, Ltd.	39,087	16,443
Persistent Systems, Ltd.	2,387	24,140
Piramal Enterprises, Ltd.	52,252	492,487
Plethico Pharmaceuticals, Ltd. (I)	7,219	7,677
Polaris Financial Technology, Ltd.	26,963	55,515
Polyplex Corp., Ltd.	3,400	6,729
Prime Focus Ltd. (I)	46,896	20,978
Prozone Capital Shopping Centres, Ltd. (I)	12,294	4,260
PTC India Financial Services, Ltd.	29,410	4,945
PTC India, Ltd.	233,522	173,818
Punj Lloyd, Ltd. (I)	165,098	60,607
Raymond, Ltd.	30,886	113,701
REI Agro, Ltd.	214,503	27,255
Reliance Capital, Ltd.	94,899	477,894
Reliance Communications, Ltd.	685,263	1,599,145
Reliance Industries, Ltd.	666,535	8,755,067
Reliance Industries, Ltd., GDR (S)	349,881	9,204,792
Reliance Power, Ltd. (I)	588,041	632,430
Rolta India, Ltd.	133,332	118,387
Ruchi Soya Industries, Ltd.	125,412	72,095
Rural Electrification Corp., Ltd.	140,240	421,793
Sesa Goa, Ltd.	315,155	906,171
Sesa Goa, Ltd., ADR (I)	226,423	2,551,787

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Shipping Corp. of India, Ltd. (I)	104,070	$61,750
Shree Renuka Sugars, Ltd.	220,608	68,148
Sintex Industries, Ltd.	97,140	32,166
Sobha Developers, Ltd.	40,327	181,415
South Indian Bank, Ltd.	1,171,770	370,801
SREI Infrastructure Finance, Ltd.	247,892	70,605
SRF, Ltd.	24,910	67,647
State Bank of Bikaner & Jaipur	899	4,584
State Bank of India	78,651	2,030,213
State Bank of India, GDR	435	22,640
Steel Authority of India, Ltd.	476,690	382,040
Sterling Biotech, Ltd. (I)	34,756	3,109
Sterlite Technologies, Ltd.	72,209	22,001
Strides Arcolab, Ltd.	7,164	97,753
Sundaram Finance, Ltd.	1,300	10,498
Suzlon Energy, Ltd. (I)	761,267	80,249
Syndicate Bank	206,951	224,037
Tata Chemicals, Ltd.	96,921	368,708
Tata Communications, Ltd.	50,645	152,883
Tata Communications, Ltd., ADR	1,258	7,595
Tata Global Beverages, Ltd.	467,750	1,072,835
Tata Investment Corp., Ltd.	6,673	39,238
Tata Steel, Ltd.	344,558	1,507,166
Tata Steel, Ltd., GDR	743	3,190
The Great Eastern Shipping Company, Ltd.	84,512	388,338
Time Technoplast, Ltd.	4,194	2,168
Tube Investments of India, Ltd.	369	799
Tulip Telecom, Ltd. (I)	28,364	3,242
TV18 Broadcast, Ltd. (I)	248,227	78,274
UCO Bank	85,194	78,755
Uflex, Ltd.	10,885	9,604
Union Bank of India, Ltd.	169,587	297,487
Unitech, Ltd. (I)	1,276,814	320,855
United Phosphorus, Ltd.	227,990	524,744
Usha Martin, Ltd.	154,885	52,958
Uttam Galva Steels, Ltd. (I)	13,863	11,661
Vardhman Special Steels, Ltd. (I)	1,620	422
Vardhman Textiles, Ltd.	8,101	43,806
Videocon Industries, Ltd. (I)	105,664	301,393
Vijaya Bank	83,311	47,443
Voltas, Ltd.	31,368	37,020
Welspun Corp, Ltd.	55,523	26,604
Zuari Agro Chemicals, Ltd.	9,200	12,382
Zuari Global, Ltd.	9,200	7,725

		64,116,699
Indonesia - 2.4%
Adaro Energy Tbk PT	7,137,500	555,263
Adhi Karya Persero Tbk PT	283,000	49,548
Agis Tbk PT (I)	1,846,000	70,198
Aneka Tambang Persero Tbk PT	5,527,500	678,319
Asahimas Flat Glass Tbk PT	65,500	45,822
Bakrie & Brothers Tbk PT (I)	121,836,489	126,255
Bakrie Sumatera Plantations Tbk PT (I)	17,546,000	75,781
Bakrie Telecom Tbk PT (I)	24,850,000	107,297
Bakrieland Development Tbk PT (I)	41,455,500	178,996
Bank Bukopin Tbk PT	4,493,500	248,621
Bank Danamon Indonesia Tbk PT	4,507,294	1,543,616
Bank Mandiri Persero Tbk PT	3,829,320	2,632,505
Bank Negara Indonesia Persero Tbk PT	11,492,881	4,049,386
Bank Pan Indonesia Tbk PT (I)	4,924,397	268,539
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	164,522
Bank Tabungan Negara Persero Tbk PT	3,842,861	308,917

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Barito Pacific Tbk PT (I)	1,893,500	$86,610
Benakat Petroleum Energy Tbk PT (I)	5,190,500	54,029
Berau Coal Energy Tbk PT (I)	2,215,500	36,664
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
Bhakti Investama Tbk PT	17,730,000	536,411
Bisi International PT	1,105,000	58,266
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	4,543
Budi Acid Jaya Tbk PT (I)	1,493,000	12,906
Central Proteinaprima Tbk PT (I)	16,930,000	73,097
Ciputra Development Tbk PT	15,325,500	1,298,573
Ciputra Property Tbk PT	213,500	14,956
Ciputra Surya Tbk PT	896,000	167,746
Clipan Finance Indonesia Tbk PT	1,045,000	35,494
Darma Henwa Tbk PT (I)	21,675,000	29,948
Davomas Abadi Tbk PT (I)	2,465,000	10,643
Delta Dunia Makmur Tbk PT (I)	2,282,500	17,557
Elnusa Tbk PT	2,000,000	48,201
Energi Mega Persada Tbk PT (I)	39,318,681	292,254
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	28,971
Gajah Tunggal Tbk PT	2,052,500	412,655
Garuda Indonesia Persero Tbk PT (I)	1,440,000	62,212
Global Mediacom Tbk PT	1,172,000	195,576
Gozco Plantations Tbk PT (I)	3,863,400	38,725
Harum Energy Tbk PT	101,500	23,590
Hexindo Adiperkasa Tbk PT	110,000	35,877
Holcim Indonesia Tbk PT	924,768	190,122
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,168,500	226,868
Indika Energy Tbk PT	1,851,000	117,566
Indofood Sukses Makmur Tbk PT	4,579,000	2,794,440
Intiland Development Tbk PT	3,722,500	102,997
Japfa Comfeed Indonesia Tbk PT	780,270	93,662
Kawasan Industri Jababeka Tbk PT	14,789,801	319,510
Krakatau Steel Persero Tbk PT (I)	658,500	29,007
Lippo Karawaci Tbk PT (I)	19,265,793	1,814,901
Matahari Putra Prima Tbk PT	2,803,500	496,866
Medco Energi Internasional Tbk PT	2,465,000	556,911
Mitra International Resources Tbk PT (I)	1,747,000	7,546
Multipolar Corp. Tbk PT	2,961,000	89,664
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	10,827
Panin Financial Tbk PT (I)	19,315,500	285,451
Panin Insurance Tbk PT	1,627,000	97,016
Pembangunan Perumahan Persero Tbk PT	372,500	36,283
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,939,500	213,157
Petrosea Tbk PT	210,500	20,943
Polychem Indonesia Tbk PT (I)	2,945,500	59,473
Ramayana Lestari Sentosa Tbk PT	2,505,000	261,990
Salim Ivomas Pratama Tbk PT	280,000	18,150
Sampoerna Agro Tbk PT	703,500	108,715
Samudera Indonesia Tbk PT	58,500	15,155
Selamat Sempurna Tbk PT	7,500	1,938
Sentul City Tbk PT (I)	19,986,000	354,146
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,539,500	166,619
Timah Persero Tbk PT	2,897,500	403,211
Trias Sentosa Tbk PT	2,019,500	47,931
Trimegah Securities Tbk PT (I)	1,540,500	8,922
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	14,498
Tunas Baru Lampung Tbk PT	1,620,000	63,007
Tunas Ridean Tbk PT	2,272,500	107,963
United Tractors Tbk PT	571,500	805,341
Vale Indonesia Tbk PT	3,845,000	747,555

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Wijaya Karya Persero Tbk PT	215,747	$35,820
Xl Axiata Tbk PT	272,000	99,643

		25,502,903
Israel - 0.0%
Mivtach Shamir Holdings, Ltd.	4,127	144,180
Malaysia - 4.4%
Affin Holdings BHD	711,300	958,321
AirAsia BHD	808,400	635,228
Alam Maritim Resources BHD	239,900	106,076
Alliance Financial Group BHD	1,271,600	1,955,400
AMMB Holdings BHD	2,200,162	5,010,271
Ann Joo Resources BHD (I)	252,200	95,988
APM Automotive Holdings BHD	6,500	11,308
Berjaya Corp. BHD	2,315,900	415,787
BIMB Holdings BHD	134,400	198,045
Boustead Holdings BHD	607,376	966,111
Cahya Mata Sarawak BHD	241,600	376,793
Can-One BHD	29,200	31,189
CB Industrial Product Holding BHD	37,300	31,487
Coastal Contracts BHD	30,000	27,008
Dijaya Corp. BHD	81,800	37,908
DRB-Hicom BHD	1,194,900	975,378
Eastern & Oriental BHD	426,900	268,701
ECM Libra Financial Group BHD (I)	175,561	51,720
Eversendai Corp. BHD	37,600	16,622
Faber Group BHD	123,900	96,968
Genting BHD	183,900	586,987
Genting Malaysia BHD	1,651,900	2,139,524
Glomac BHD	462,600	162,168
Goldis BHD (I)	315,180	189,592
Hap Seng Consolidated BHD	1,815,120	1,303,444
Hap Seng Plantations Holdings BHD	617,500	479,416
Hong Leong Financial Group BHD	309,800	1,380,489
Hong Leong Industries BHD	25,000	41,590
Hua Yang BHD	18,800	17,235
Hwang-DBS Malaysia BHD	105,200	132,999
IGB Corp. BHD	1,590,043	1,268,467
IJM Corp. BHD	2,070,980	3,673,459
IJM Land BHD	443,300	366,014
IJM Plantations BHD	64,500	58,558
Inch Kenneth Kajang Rubber	106,800	30,319
Insas BHD	494,969	82,709
Integrated Logistics BHD	162,855	92,998
Iris Corp. BHD	356,700	27,923
JAKS Resources BHD (I)	246,000	39,749
Jaya Tiasa Holdings BHD	251,226	159,907
JCY International BHD	265,600	51,365
K&N Kenanga Holdings BHD (I)	402,145	71,581
Karambunai Corp. BHD (I)	1,978,300	63,769
Keck Seng Malaysia BHD	222,300	391,592
Kian JOO CAN Factory BHD	290,000	279,515
Kim Loong Resources BHD	32,400	23,372
Kinsteel BHD (I)	561,400	46,529
KLCC Property Holdings BHD	389,200	767,936
KNM Group BHD (I)	1,152,000	144,992
KSL Holdings BHD (I)	267,333	172,302
KUB Malaysia BHD (I)	534,400	76,282
Kulim Malaysia BHD	989,600	996,195
Kumpulan Fima BHD	2,300	1,412
Kumpulan Perangsang Selangor BHD	65,400	46,583
Kwantas Corp. BHD	56,000	34,877
Land & General BHD (I)	163,200	18,024

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Landmarks BHD (I)	384,900	$138,279
LBS Bina Group BHD	210,000	120,573
Lion Industries Corp. BHD	736,100	199,842
Mah Sing Group BHD	185,600	125,908
Malayan Flour Mills BHD	132,300	55,216
Malaysia Airports Holdings BHD	185,193	432,145
Malaysian Airline System BHD (I)	1,200,600	123,462
Malaysian Bulk Carriers BHD	194,100	109,639
Malaysian Pacific Industries BHD	64,375	51,169
Malaysian Resources Corp. BHD	866,300	393,751
MBM Resources BHD	78,650	86,861
Media Prima BHD	46,900	39,016
Mega First Corp. BHD	163,700	90,321
MISC BHD (I)	687,700	1,080,782
MK Land Holdings BHD	632,500	68,937
MKH BHD	49,000	39,554
MMC Corp. BHD	1,118,700	885,635
MNRB Holdings BHD	10,000	10,252
Mudajaya Group BHD	201,700	168,285
Muhibbah Engineering Malaysia BHD	495,300	355,995
Mulpha International BHD (I)	2,622,700	337,130
Multi-Purpose Holdings BHD	95,600	95,924
Naim Holdings BHD	198,100	218,926
NCB Holdings BHD	4,100	4,906
Oriental Holdings BHD	549,620	1,491,405
OSK Holdings BHD	903,998	457,762
Panasonic Manufacturing Malaysia BHD	42,600	299,330
Perdana Petroleum BHD (I)	230,800	131,070
PJ Development Holdings BHD	258,900	80,251
POS Malaysia BHD	52,800	87,156
PPB Group BHD	729,200	3,181,129
Press Metal BHD	51,000	34,744
Protasco BHD	172,400	70,226
RHB Capital BHD	108,874	252,576
Rimbunan Sawit BHD	325,600	78,981
Salcon BHD	277,400	56,647
Scientex BHD	8,800	14,665
Scomi Group BHD (I)	1,708,300	191,466
Selangor Dredging BHD	326,900	91,313
Selangor Properties BHD	105,000	134,059
Shangri-La Hotels BHD	101,900	211,013
Shell Refining Company Federation of
Malaya BHD	161,700	386,858
SHL Consolidated BHD	172,300	105,192
SP Setia BHD	41,700	42,613
Star Publications Malaysia BHD	37,400	27,466
Sunway BHD	1,198,296	1,180,276
Supermax Corp. BHD	325,900	267,062
Suria Capital Holdings BHD	237,900	131,439
Symphony Life BHD (I)	185,955	67,002
TA Ann Holdings BHD	344,990	402,360
TA Enterprise BHD	1,903,200	401,275
TA Global BHD	1,233,900	113,659
TAN Chong Motor Holdings BHD	20,700	39,820
TDM BHD	1,030,200	262,000
Tebrau Teguh BHD (I)	29,300	11,339
TH Plantations BHD (I)	14,880	7,854
Time.com BHD (I)	346,900	404,690
UEM Sunrise BHD	32,200	25,216
Unisem Malaysia BHD	601,680	157,721
United Malacca BHD	97,800	214,331
UOA Development BHD	257,700	175,574
VS Industry BHD	166,770	71,365

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Wah Seong Corp. BHD	106,156	$55,334
WCT Holdings BHD	608,550	457,571
Wing Tai Malaysia BHD	124,000	95,531
WTK Holdings BHD	368,500	146,199
YNH Property BHD	662,715	366,140
YTL Corp. BHD	5,036,140	2,380,233
YTL Land & Development BHD (I)	52,700	15,942

		47,794,545
Mexico - 6.3%
Alfa SAB de CV, Class A	3,055,035	8,238,874
Alpek SA de CV	27,520	59,352
Arca Continental SAB de CV	252,929	1,574,828
Axtel SAB de CV (I)	982,700	296,548
Bio Pappel SAB de CV (I)	10,993	29,377
Cemex SAB de CV, ADR (I)(L)	1,366,514	15,277,627
Cia Minera Autlan SAB de CV, Series B (I)	14,000	10,353
Consorcio ARA SAB de CV (I)	1,418,400	569,982
Controladora Comercial Mexicana SAB de CV	224,807	956,282
Corporacion GEO SAB de CV, Series B (I)	793,874	29,817
Desarrolladora Homex SAB de CV (I)(L)	153,600	54,449
Desarrolladora Homex SAB
de CV, ADR (I)(L)	9,800	20,776
Empresas ICA SAB de CV (I)	220,900	469,494
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,694,908
GMD Resorts SAB de CV (I)	60,500	15,761
Gruma SAB de CV, ADR (I)	7,982	177,280
Gruma SAB de CV, Class B (I)	188,021	1,048,591
Grupo Aeromexico SAB de CV (I)	21,953	31,245
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	214,319	715,516
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (I)	3,057	81,408
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	4,173,073
Grupo Aeroportuario del Sureste SAB
de CV, ADR	18,375	2,000,303
Grupo Carso SAB de CV, Series A1	759,147	4,052,805
Grupo Cementos de Chihuahua SAB de CV	35,500	109,813
Grupo Comercial Chedraui SA de CV	17,900	56,546
Grupo Famsa SAB de CV, Class A (I)	357,718	702,072
Grupo Financiero Banorte SAB
de CV, Series O	2,397,900	14,941,191
Grupo Industrial Maseca SAB de CV, Series B	53,900	89,686
Grupo Industrial Saltillo SAB de CV	94,000	164,093
Grupo KUO SAB de CV, Series B (I)	164,000	321,247
Grupo Simec SAB de CV, Series B (I)	219,500	880,046
Industrias Bachoco SAB de CV, ADR (L)	2,653	104,714
Industrias Bachoco SAB de CV, Series B	6,683	21,954
Industrias CH SAB de CV, Series B (I)	265,600	1,573,167
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	1,038,927
Minera Frisco SAB de CV, Class A1 (I)	118,600	308,064
OHL Mexico SAB de CV (I)	195,850	515,454
Organizacion Soriana SAB de CV, Series B (I)	1,587,300	5,130,728
Qualitas Controladora SAB de CV	268,256	652,733
TV Azteca SA de CV	186,815	104,757
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	79,403

		68,373,244
Philippines - 1.0%
Alliance Global Group, Inc.	2,555,300	1,380,996
Atlas Consolidated Mining & Development	252,800	70,881
Cebu Air, Inc.	42,310	51,031
Empire East Land Holdings, Inc. (I)	2,990,000	65,978

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Filinvest Development Corp.	211,875	$20,458
Filinvest Land, Inc.	18,335,500	674,363
First Philippine Holdings Corp.	427,000	734,966
Global-Estate Resorts, Inc. (I)	1,309,000	40,618
JG Summit Holdings, Inc.	462,400	410,192
Lafarge Republic, Inc.	59,228	12,810
Lopez Holdings Corp.	3,257,000	338,123
Megaworld Corp.	19,138,800	1,434,643
Metropolitan Bank & Trust Company	144,834	275,550
Philippine National Bank (I)	362,200	727,423
Philtown Properties, Inc. (I)	3,844	136
Rizal Commercial Banking Corp.	602,800	630,365
Robinsons Land Corp.	2,512,500	1,178,939
San Miguel Corp.	745,140	1,281,987
San Miguel Pure Foods Company, Inc.	2,760	15,525
SM Prime Holdings, Ltd.	140,433	51,735
Trans-Asia Oil & Energy Development	595,000	28,040
Union Bank of Philippines	214,600	597,518
Vista Land & Lifescapes, Inc.	5,803,000	708,111

		10,730,388
Poland - 2.0%
Agora SA (I)	77,712	242,600
Asseco Poland SA	62,666	977,457
Bank Millennium SA (I)	296,783	677,133
Bioton SA (I)	4,546,178	29,116
Ciech SA (I)	32,747	246,195
ComArch SA	1,802	49,667
Enea SA	92,903	420,133
Fabryki Mebli Forte SA	19,211	181,272
Farmacol SA (I)	10,785	177,768
Firma Oponiarska Debica SA	7,423	192,138
Getin Holding SA (L)	174,983	223,509
Grupa Kety SA	17,823	1,032,885
Grupa Lotos SA (I)	99,148	1,168,045
Impexmetal SA (I)	98,393	96,695
Jastrzebska Spolka Weglowa SA	4,898	114,392
KGHM Polska Miedz SA	29,658	1,167,741
Koelner SA (I)	3,382	11,002
Kopex SA	61,117	199,387
LC Corp. SA (I)	155,767	68,921
MCI Management SA (I)	32,259	103,869
Netia SA (I)	309,487	485,950
Orbis SA	45,854	520,747
PGE SA	828,765	4,417,600
Polimex-Mostostal SA (I)(L)	283,029	14,473
Polnord SA (I)	19,758	41,300
Polski Koncern Miesny Duda SA (I)	61,515	14,378
Polski Koncern Naftowy Orlen SA (L)	472,808	6,695,460
Rovese SA (I)	72,053	41,062
Sygnity SA (I)	6,918	42,976
Tauron Polska Energia SA	731,179	1,122,787
Zaklady Azotowe w Tarnowie-Moscicach SA	12,877	304,583

		21,081,241
Russia - 5.7%
Federal Hydrogenerating Company JSC, ADR	865,654	1,361,276
Gazprom OAO, ADR	6,809,600	60,028,326
Lukoil OAO, ADR	1,272	80,685
Magnitogorsk Iron & Steel Works, GDR	90,476	288,076
Magnitogorsk Iron & Steel Works, GDR
(London Exchange)	20,843	66,409

		61,824,772

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa - 7.0%
Adcorp Holdings, Ltd.	51,987	$168,229
Aeci, Ltd.	55,858	664,481
Afgri, Ltd.	389,921	255,969
African Bank Investments, Ltd. (L)	221,718	368,621
African Rainbow Minerals, Ltd.	107,152	2,098,475
Allied Electronics Corp., Ltd.	62,999	156,840
Anglo American Platinum, Ltd. (I)	4,895	212,294
AngloGold Ashanti, Ltd., ADR (L)	258,126	3,427,913
ArcelorMittal South Africa, Ltd. (I)	138,452	487,381
Argent Industrial, Ltd.	113,274	63,746
Aveng, Ltd. (I)	442,348	1,074,413
Barclays Africa Group, Ltd. (L)	383,490	5,628,327
Barloworld, Ltd.	265,047	2,516,653
Basil Read Holdings, Ltd.	87,352	76,426
Bell Equipment, Ltd.	34,158	78,254
Blue Label Telecoms, Ltd.	263,306	209,784
Business Connexion Group, Ltd.	100,096	52,275
Caxton & CTP Publishers & Printers, Ltd.	185,300	338,315
Clover Industries, Ltd.	28,096	46,871
Consolidated Infrastructure Group, Ltd. (I)	3,352	7,234
DataTec, Ltd. (I)	255,498	1,514,824
DRDGOLD, Ltd.	348,805	203,614
Eqstra Holdings, Ltd.	216,889	170,549
Exxaro Resources, Ltd.	713	11,679
Gold Fields, Ltd., ADR	784,509	3,585,206
Grindrod, Ltd.	607,680	1,508,078
Group Five, Ltd.	94,236	413,040
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	1,798,785
Hudaco Industries, Ltd.	10,383	103,410
Hulamin, Ltd. (I)	112,965	62,989
Iliad Africa, Ltd.	124,370	58,464
Impala Platinum Holdings, Ltd.	382,149	4,701,389
Investec, Ltd.	318,380	2,091,556
JD Group, Ltd. (L)	204,241	636,228
KAP Industrial Holdings, Ltd. (I)	146,538	54,029
Lewis Group, Ltd.	97,828	636,455
Liberty Holdings, Ltd.	126,115	1,469,045
Merafe Resources, Ltd. (I)	2,241,497	140,652
Metair Investments, Ltd.	85,599	281,570
MMI Holdings, Ltd. (L)	1,109,101	2,699,217
Mondi, Ltd.	145,980	2,486,371
Mpact, Ltd.	86,369	230,347
Murray & Roberts Holdings, Ltd. (I)	176,049	482,057
Mvelaserve, Ltd. (I)	154,755	138,327
Nedbank Group, Ltd.	282,400	5,750,738
Northam Platinum, Ltd. (I)	193,290	815,978
Nu-World Holdings, Ltd.	19,436	35,812
Omnia Holdings, Ltd.	52,359	1,053,278
Palabora Mining Company, Ltd. (I)	13,171	152,095
Peregrine Holdings, Ltd.	96,580	123,241
Petmin, Ltd.	101,536	20,532
PSG Group, Ltd.	31,165	253,177
Raubex Group, Ltd.	77,675	181,449
RCL Foods, Ltd. (I)	8,162	13,736
Royal Bafokeng Platinum, Ltd. (I)	10,538	64,410
Sappi, Ltd. (I)	331,201	832,811
Sappi, Ltd., ADR (I)	156,861	389,015
Sentula Mining, Ltd. (I)	262,338	19,078
Sibanye Gold, Ltd., ADR (I)(L)	196,127	1,021,822
Standard Bank Group, Ltd.	942,113	11,245,703
Stefanutti Stocks Holdings, Ltd. (I)	60,065	51,817
Steinhoff International Holdings, Ltd. (I)	1,892,115	6,735,530

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Super Group, Ltd. (I)	225,275	$546,359
Telkom SA, Ltd. (I)	271,496	661,058
Telkom SA, Ltd., ADR (I)	3,000	28,800
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd. (I)	61,751	123,123
Tongaat Hulett, Ltd.	74,597	891,599
Trencor, Ltd.	89,914	618,617
Value Group, Ltd.	178,661	113,927
Village Main Reef, Ltd. (I)	53,872	2,359
Zeder Investments, Ltd.	195,517	87,223

		75,243,669
South Korea - 16.3%
AMOREPACIFIC Group	442	161,593
Asia Cement Company, Ltd.	3,240	291,916
Asia Paper Manufacturing Company, Ltd.	1,600	26,742
AUK Corp. (I)	19,670	48,989
Bookook Securities Company, Ltd.	4,950	68,201
Boryung Pharmaceutical Company, Ltd.	1,583	56,560
BS Financial Group, Inc.	185,010	2,762,542
Busan City Gas Company, Ltd.	7,300	192,684
BYC Company, Ltd.	240	41,886
Byucksan Corp.	19,800	43,030
Chosun Refractories Company, Ltd.	1,708	128,458
CJ Corp.	10,310	1,113,479
CJ Korea Express Company, Ltd. (I)	8,268	740,515
Cosmochemical Company, Ltd. (I)	3,570	37,566
Dae Dong Industrial Company, Ltd.	9,000	52,856
Dae Han Flour Mills Company, Ltd.	1,232	174,846
Daechang Company, Ltd. (L)	43,270	44,718
Daeduck GDS Company, Ltd.	12,540	244,673
Daegu Department Store	9,340	136,068
Daehan Steel Company, Ltd. (L)	9,250	60,621
Daekyo Company, Ltd.	44,550	284,988
Daelim Industrial Company, Ltd.	32,582	2,933,650
Daelim Trading Company, Ltd.	1,417	5,337
Daesang Holdings Company, Ltd.	8,320	58,892
Daesung Holdings Company, Ltd. (L)	8,110	60,486
Daewoo Securities Company, Ltd.	62,611	573,683
Dahaam E-Tec Company, Ltd.	2,630	44,051
Daishin Securities Company, Ltd.	53,530	461,362
Daou Technology, Inc.	26,120	335,618
Dasan Networks, Inc. (I)	3,523	21,616
DGB Financial Group, Inc.	146,510	2,203,711
Dong Ah Tire & Rubber Company, Ltd.	10,970	191,916
Dong Yang Gang Chul Company, Ltd. (I)	2,200	4,559
Dong-Il Corp.	673	32,575
Dongbang Transport Logistics Company, Ltd.	5,500	13,633
Dongbu Corp. (I)(L)	12,860	41,544
Dongbu HiTek Company, Ltd. (I)	4,570	27,896
Dongbu Securities Company, Ltd.	32,430	110,965
Dongbu Steel Company, Ltd. (I)	23,705	58,911
Dongil Industries Company, Ltd.	1,340	66,988
Dongkuk Steel Mill Company, Ltd. (L)	42,070	579,848
Dongwha Pharmaceutical Company, Ltd.	16,190	90,576
Doosan Corp.	5,073	713,093
Doosan Engineering &
Construction Company, Ltd. (I)	31,415	71,196
DRB Holding Company, Ltd.	4,881	36,123
DRB Industrial Company, Ltd.	4,258	36,623
Eugene Investment &
Securities Company, Ltd. (I)	45,730	96,434
Fursys, Inc.	2,522	71,608
Gaon Cable Company, Ltd.	2,934	56,486

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Golden Bridge Investment &
Securities Company, Ltd. (I)	35,116	$27,742
GS Engineering & Construction Corp.	24,971	868,201
GS Holdings Corp.	42,665	2,240,686
Gwangju Shinsegae Company, Ltd.	1,055	262,111
Halla Engineering & Construction Corp.	14,352	73,296
Hana Financial Group, Inc.	329,548	11,267,245
Handok Pharmaceuticals Company, Ltd.	1,320	19,976
Hanil Cement Company, Ltd.	6,209	404,607
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	51,421	632,146
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	125,857
Hanjin Shipping Company, Ltd. (I)(L)	66,686	548,471
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	32,590
Hanjin Transportation Company, Ltd.	11,210	223,974
Hankuk Glass Industries, Inc. (I)	1,970	30,242
Hankuk Paper Manufacturing Company, Ltd.	3,920	90,613
Hansol Paper Company, Ltd.	40,470	439,010
Hanwha Chemical Corp.	67,510	1,307,778
Hanwha Corp.	38,140	1,345,495
Hanwha General Insurance Company, Ltd. (I)	3,270	13,956
Hanwha Investment &
Securities Company, Ltd. (I)	58,320	195,341
Hanwha Life Insurance Company, Ltd.	62,990	407,609
Hanwha Timeworld Company, Ltd.	2,650	80,261
Hanyang Securities Company, Ltd.	11,820	69,560
Heung-A Shipping Company, Ltd.	20,647	33,162
Hitejinro Holdings Company, Ltd.	7,640	88,877
HMC Investment Securities Company, Ltd.	17,256	175,125
HS R&A Company, Ltd.	2,470	33,912
Husteel Company, Ltd.	6,110	116,597
Hwacheon Machine Tool Company, Ltd.	940	45,674
Hyosung Corp.	21,955	1,465,398
Hyundai BNG Steel Company, Ltd. (I)	7,680	114,783
Hyundai Development Company	68,610	1,531,821
Hyundai Heavy Industries Company, Ltd.	950	233,343
Hyundai Mipo Dockyard	12,693	1,855,532
Hyundai Securities Company, Ltd.	141,746	882,979
Hyundai Steel Company	54,387	4,188,325
Il Dong Pharmaceutical Company, Ltd.	10,050	96,842
Iljin Electric Company, Ltd.	2,300	11,586
Ilshin Spinning Company, Ltd.	867	97,707
Ilsung Pharmaceutical Company, Ltd.	1,895	140,767
Industrial Bank of Korea	208,787	2,313,041
INTOPS Company, Ltd. (I)	1,185	25,489
INZI Controls Company, Ltd. (L)	6,050	31,871
IS Dongseo Company, Ltd. (I)(L)	9,480	145,173
ISU Chemical Company, Ltd.	7,460	117,052
JB Financial Group Company, Ltd. (I)	48,334	316,344
Jeil Pharmaceutical Company (L)	13,980	173,045
Jeil Savings Bank (I)	1,820	51
JW Pharmaceutical Corp.	2,716	42,543
KB Financial Group, Inc.	62,198	2,172,355
KB Financial Group, Inc., ADR	341,648	11,964,513
KC Tech Company, Ltd.	9,012	38,642
KCC Corp.	5,518	2,321,938
Keangnam Enterprises, Ltd. (I)(L)	8,628	43,069
Keyang Electric Machinery Company, Ltd.	13,000	40,713
KG Chemical Corp.	5,600	89,655
KISCO Corp.	3,841	99,196
KISCO Holdings Company, Ltd.	778	28,811
Kishin Corp.	6,389	45,317

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
KISWIRE, Ltd.	5,463	$185,112
Kolon Corp.	1,959	40,676
Kolon Global Corp. (I)	7,660	29,350
Kolon Industries, Inc.	2,175	114,897
Korea Airport Service Company, Ltd.	2,720	56,816
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	19,418
Korea Electric Terminal Company, Ltd.	5,770	222,690
Korea Flange Company, Ltd. (I)	4,810	61,797
Korea Investment Holdings Company, Ltd.	44,860	1,731,579
Korean Petrochemical
Industrial Company, Ltd. (I)	1,350	81,339
KPX Chemical Company, Ltd.	933	58,747
KTB Investment &
Securities Company, Ltd. (I)	55,710	124,490
Kukdo Chemical Company, Ltd.	1,414	68,667
Kumho Electric Company, Ltd.	2,785	66,398
Kunsul Chemical Industrial Company, Ltd.	1,970	52,004
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	51,623
Kyobo Securities Company	12,618	55,019
Kyung-In Synthetic Corp.	7,860	30,007
Kyungbang, Ltd. (I)	1,250	134,377
LG Corp.	77,528	4,778,076
LG Display Company, Ltd., ADR (I)(L)	517,007	6,167,894
LG Electronics, Inc. (L)	127,442	8,448,563
LG Hausys, Ltd.	2,088	253,654
LG Uplus Corp. (I)	169,440	1,818,611
Livart Furniture Company, Ltd.	1,200	10,739
Lotte Chilsung Beverage Company, Ltd.	825	1,302,054
Lotte Confectionery Company, Ltd.	833	1,319,690
Lotte Shopping Company, Ltd.	12,948	4,585,320
Meritz Securities Company, Ltd.	230,139	329,970
Mi Chang Oil Industrial Company, Ltd.	905	62,594
Mirae Asset Securities Company, Ltd.	24,550	841,601
Moorim P&P Company, Ltd.	29,420	158,434
Moorim Paper Company, Ltd. (I)	13,820	31,384
Motonic Corp.	4,725	43,775
Namhae Chemical Corp.	4,750	33,029
Namyang Dairy Products Company, Ltd.	559	459,523
National Plastic Company	1,900	8,931
Nexen Corp.	1,289	95,023
NH Investment & Securities Company, Ltd.	26,217	117,100
Nong Shim Holdings Company, Ltd.	2,560	176,231
NongShim Company, Ltd.	1,833	437,836
Ottogi Corp.	268	93,509
PaperCorea, Inc. (I)(L)	70,940	57,254
Poonglim Industrial Company, Ltd. (I)	189	387
Poongsan Corp.	1,190	29,588
Poongsan Holdings Corp.	5,382	139,601
POSCO	45,501	13,472,327
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	54,928
POSCO, ADR (L)	71,464	5,262,609
Pulmuone Holdings Company, Ltd.	620	31,813
S&T Dynamics Company, Ltd. (L)	24,980	329,061
S&T Holdings Company, Ltd.	11,230	207,527
S&T Motiv Company, Ltd.	5,310	155,521
Saeron Automotive Corp.	5,550	44,227
Sam Young Electronics Company, Ltd.	10,510	85,863
SAMHWA Paints Industrial Company, Ltd.	5,090	52,363
Samick Musical
Instruments Company, Ltd. (I)(L)	24,370	42,242
Samsung C&T Corp.	25,927	1,508,848

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	39,287	$6,859,631
Samyang Genex Company, Ltd.	1,448	121,668
Samyang Holdings Corp.	7,192	595,804
Samyang Tongsang Company, Ltd.	1,360	33,350
SAVEZONE I&C Corp.	16,880	63,325
SeAH Holdings Corp.	1,122	103,942
SeAH Steel Corp.	2,835	246,751
Sebang Company, Ltd.	11,820	213,970
Seohee Construction Company, Ltd. (I)(L)	40,163	26,135
SG Corp. (I)(L)	84,000	56,417
Shinhan Financial Group Company, Ltd., ADR	390,336	15,808,608
Shinhan Financial Group Company, Ltd.	136,367	5,523,550
Shinsegae Information &
Communication Company, Ltd.	1,038	70,610
Shinsung Solar Energy Company, Ltd. (I)	30,622	35,768
Shinsung Tongsang Company, Ltd. (I)(L)	24,560	24,809
Shinwon Corp. (I)	27,180	31,499
Shinyoung Securities Company, Ltd.	5,296	187,995
Silla Company, Ltd.	5,066	138,859
Sindoh Company, Ltd.	3,959	229,197
SK Gas Company, Ltd.	2,870	201,931
SK Holdings Company, Ltd.	35,524	6,415,776
SK Innovation Company, Ltd.	42,343	5,756,910
SK Networks Company, Ltd.	118,827	722,393
SK Securities Company, Ltd. (I)	198,250	154,699
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	115,441
STX Corp. Company, Ltd. (L)	34,400	88,715
STX Engine Company, Ltd. (I)	9,010	54,560
STX Offshore &
Shipbuilding Company, Ltd. (I)(L)	36,140	145,210
STX Pan Ocean Company, Ltd. (I)(L)	112,020	236,430
Sungshin Cement Company, Ltd. (I)	15,480	80,287
Tae Kyung Industrial Company, Ltd.	10,000	43,277
Taekwang Industrial Company, Ltd.	444	495,223
Taeyoung Engineering &
Construction Company, Ltd.	55,620	295,178
Tailim Packaging Industrial Company, Ltd.	30,000	63,823
TCC Steel	5,364	18,793
Telcoware Company, Ltd.	820	7,096
TK Chemical Corp. (I)	7,585	11,939
Tong Yang Moolsan Company, Ltd.	1,510	14,200
TONGYANG Securities, Inc.	75,161	171,667
TS Corp.	5,232	140,231
Uangel Corp.	3,800	18,589
Unid Company, Ltd.	1,621	96,873
Union Steel	8,940	133,626
Wiscom Company, Ltd.	3,760	17,495
Woori Finance Holdings Company, Ltd.	424,357	4,922,352
Woori Finance Holdings Company, Ltd., ADR	100	3,440
Woori Financial Company, Ltd.	4,659	93,060
Woori Investment & Securities Company, Ltd.	131,401	1,419,530
YESCO Company, Ltd.	1,950	64,101
Yoosung Enterprise Company, Ltd. (L)	6,386	31,696
Youlchon Chemical Company, Ltd.	19,470	215,679
Young Poong Corp.	143	199,051
YuHwa Securities Company, Ltd.	3,410	37,604

		176,631,795
Taiwan - 14.6%
Ability Enterprise Company, Ltd.	175,000	131,215
Accton Technology Corp.	687,722	374,636
Acer, Inc. (I)	2,808,000	1,952,691
Aces Electronic Company, Ltd.	29,000	21,382

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
ACHEM Technology Corp.	122,701	$65,785
Action Electronics Company, Ltd. (I)	190,923	38,885
AGV Products Corp. (I)	568,100	183,754
Aimcore Technology Company, Ltd.	8,000	13,757
Alcor Micro Corp.	31,000	29,373
Alpha Networks, Inc.	245,000	158,335
Altek Corp.	291,578	224,433
AMPOC Far-East Company, Ltd.	86,993	74,747
AmTRAN Technology Company, Ltd.	109,185	72,942
APCB, Inc.	92,000	56,685
Apex Science & Engineering	6,813	3,503
Arcadyan Technology Corp.	27,000	37,462
Ardentec Corp.	97,181	61,482
Asia Cement Corp.	2,073,692	2,623,786
Asia Optical Company, Inc. (I)	183,000	195,690
Asia Polymer Corp.	61,400	51,522
Asia Vital Components Company, Ltd.	148,328	81,557
AU Optronics Corp., ADR (I)(L)	904,460	3,301,279
Audix Corp.	81,200	76,433
Avermedia Technologies, Inc.	163,000	71,127
Avision, Inc. (I)	154,751	41,993
AVY Precision Technology, Inc.	4,000	6,618
Bank of Kaohsiung	527,534	168,966
BES Engineering Corp.	2,195,700	654,826
Biostar Microtech International Corp.	67,000	24,140
Bright Led Electronics Corp. (I)	97,000	44,498
C Sun Manufacturing, Ltd.	59,000	40,010
Cameo Communications, Inc.	164,944	50,897
Capital Securities Corp.	1,013,069	347,782
Career Technology MFG. Company, Ltd.	37,000	38,565
Carnival Industrial Corp.	205,000	60,436
Cathay Chemical Works	93,000	46,247
Cathay Real Estate
Development Company, Ltd.	1,335,000	923,892
Central Reinsurance Company, Ltd.	299,290	131,087
ChainQui Construction
Development Company, Ltd.	75,000	51,507
Champion Building
Materials Company, Ltd. (I)	120,132	51,262
Chang Hwa Commercial Bank	2,719,137	1,585,374
Charoen Pokphand Enterprise	147,000	73,351
Chen Full International Company, Ltd.	21,000	14,624
Cheng Loong Corp.	1,412,320	647,249
Cheng Uei Precision Industry Company, Ltd.	125,629	251,633
Chia Chang Company, Ltd.	33,000	40,199
Chia Hsin Cement Corp. (I)	715,773	351,114
Chien Kuo Construction Company, Ltd.	172,785	82,418
Chien Shing Stainless Steel Company (I)	199,000	26,480
Chin-Poon Industrial Company, Ltd.	321,571	589,773
China Airlines, Ltd. (I)	2,177,910	817,847
China Chemical &
Pharmaceutical Company, Ltd.	196,000	158,470
China Development Financial Holdings Corp.	12,429,208	3,573,303
China Electric Manufacturing Corp.	93,000	45,627
China General Plastics Corp.	524,700	312,458
China Glaze Company, Ltd.	98,000	47,585
China Life Insurance Company, Ltd.	375,060	337,883
China Manmade Fibers Corp. (I)	1,729,000	743,159
China Metal Products Company, Ltd.	135,798	178,575
China Motor Corp.	929,125	839,216
China Petrochemical Development Corp.	1,438,550	708,270
China Steel Structure Company, Ltd.	60,000	72,001
China Synthetic Rubber Corp.	136,965	130,359

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Wire & Cable Company, Ltd. (I)	128,000	$56,293
Chinese Maritime Transport, Ltd.	12,000	16,709
Chun Yu Works & Company, Ltd. (I)	161,000	62,640
Chun Yuan Steel	672,874	250,365
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	167,931
Chung Hung Steel Corp. (I)	235,625	69,812
Chung Hwa Pulp Corp. (I)	501,610	156,590
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	267,691
CMC Magnetics Corp. (I)	4,348,000	763,683
CoAsia Microelectronics Corp.	40,950	23,002
Collins Company, Ltd.	134,626	49,125
Compal Electronics, Inc.	3,884,000	2,838,696
Compeq Manufacturing Company	1,453,000	700,872
Concord Securities Corp. (I)	135,000	35,682
Continental Holdings Corp.	821,000	291,623
Coretronic Corp.	114,000	96,327
Coxon Precise Industrial Company, Ltd.	59,000	116,404
CSBC Corp. Taiwan	147,100	93,300
D-Link Corp.	389,834	217,636
DA CIN Construction Company, Ltd.	62,000	54,902
Darfon Electronics Corp.	220,850	143,125
Delpha Construction Company, Ltd.	149,261	60,356
DFI, Inc.	6,000	6,960
Dynamic Electronics Company, Ltd. (I)	159,762	66,483
E Ink Holdings, Inc. (I)	150,000	89,348
E-Ton Solar Tech Company, Ltd. (I)	184,570	87,456
E.Sun Financial Holding Company, Ltd.	6,143,416	3,974,596
Eastern Media International Corp. (I)	1,273,049	225,073
Edimax Technology Company, Ltd.	53,404	23,069
Edison Opto Corp. (I)	5,000	6,162
Edom Technology Company, Ltd.	141,000	59,611
Elite Material Company	113,000	95,387
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	419,419
ENG Electric Company, Ltd.	46,000	39,465
Entie Commercial Bank	53,000	28,502
Episil Technologies, Inc. (I)	140,000	43,630
Epistar Corp. (I)	608,000	1,152,316
Eternal Chemical Company, Ltd.	35,000	29,543
Etron Technology, Inc. (I)	149,000	62,032
Everest Textile Company, Ltd. (I)	230,000	65,291
Evergreen International Storage
& Transport Corp.	353,600	233,467
Evergreen Marine Corp., Ltd. (I)	1,928,291	1,142,920
Everlight Chemical Industrial Corp.	6,562	5,750
Excelsior Medical Company, Ltd.	70,200	145,217
Far Eastern International Bank	1,963,078	787,027
Farglory FTZ Investment
Holding Company, Ltd. (I)	32,000	22,847
Farglory Land Development Company, Ltd.	8,000	14,885
Federal Corp.	583,823	440,575
First Copper Technology Company, Ltd. (I)	356,000	108,862
First Financial Holding Company, Ltd.	6,760,794	4,043,678
First Insurance Company, Ltd.	193,475	121,731
First Steamship Company, Ltd.	249,104	176,167
Forhouse Corp.	323,099	129,011
Formosa Advanced
Technologies Company, Ltd.	24,000	13,762
Formosa Epitaxy, Inc. (I)	329,000	207,634
Formosa Oilseed Processing	88,578	38,327
Formosa Taffeta Company, Ltd.	1,399,000	1,363,330
Formosan Rubber Group, Inc.	272,000	225,463

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Formosan Union Chemical	280,940	$132,576
Fortune Electric Company, Ltd.	35,000	16,996
Founding Construction &
Development Company, Ltd.	93,756	61,086
Foxlink Image Technology Company, Ltd.	67,000	41,810
Froch Enterprise Company, Ltd. (I)	41,000	13,423
FSP Technology, Inc.	72,229	69,488
FU I Industrial Company, Ltd. (I)	3,716	6,685
Fubon Financial Holding Company, Ltd. (I)	4,495,649	6,221,768
Fullerton Technology Company, Ltd. (I)	86,460	70,261
Fulltech Fiber Glass Corp. (I)	149,616	61,762
Fwusow Industry Company, Ltd.	179,216	90,612
G Shank Enterprise Company, Ltd.	55,000	34,502
Gemtek Technology Corp.	175,697	181,039
Genesis Photonics, Inc. (I)	70,000	40,617
Getac Technology Corp.	460,000	238,983
Giantplus Technology Company, Ltd. (I)	30,000	9,961
Giga Solution Tech Company, Ltd.	19,000	10,480
Gigabyte Technology Company, Ltd.	854,000	830,596
Gigastorage Corp. (I)	251,000	159,679
Gintech Energy Corp. (I)	258,349	256,133
Global Brands Manufacture, Ltd. (I)	171,806	61,620
Global Lighting Technologies, Inc.	23,000	23,998
Gloria Material Technology Corp.	283,350	212,335
Gold Circuit Electronics, Ltd. (I)	666,204	156,705
Goldsun Development &
Construction Company, Ltd.	1,644,714	650,797
Grand Pacific Petrochemical Corp.	783,000	556,390
Great Wall Enterprise Company, Ltd.	68,000	58,885
Green Energy Technology, Inc. (I)	221,194	171,410
GTM Corp. (I)	159,000	81,567
Hannstar Board Corp.	128,759	52,718
HannStar Display Corp. (I)	2,359,500	968,565
Harvatek Corp. (I)	131,521	49,623
Hey Song Corp. (I)	236,000	248,085
HiTi Digital, Inc. (I)	40,285	24,270
Hitron Technology, Inc.	88,000	47,290
Ho Tung Chemical Corp.	849,742	388,111
Hocheng Corp. (I)	424,500	140,046
Holy Stone Enterprise Company, Ltd. (I)	169,000	162,668
Hong TAI Electric Industrial Company, Ltd.	351,000	111,234
Horizon Securities Company, Ltd.	223,000	69,014
Hsin Kuang Steel Company, Ltd.	312,085	202,181
Hsing TA Cement Company, Ltd.	435,000	154,815
HUA ENG Wire & Cable Company, Ltd.	923,000	323,212
Hua Nan Financial Holdings Company, Ltd.	2,716,018	1,552,457
Hung Ching Development &
Construction Company, Ltd.	173,000	79,304
Hung Poo Real Estate Development Corp.	123,000	125,328
Hung Sheng Construction Company, Ltd.	827,200	651,952
Hwa Fong Rubber Company, Ltd. (I)	427,770	211,236
I-Chiun Precision Industry Company, Ltd.	98,000	61,499
Ichia Technologies, Inc.	478,180	243,263
Infortrend Technology, Inc.	80,000	39,910
Innolux Corp. (I)	5,839,767	2,807,234
Inotera Memories, Inc. (I)	1,930,000	1,078,374
Inventec Corp.	2,008,449	1,943,613
ITE Technology, Inc. (I)	108,000	76,010
J Touch Corp. (I)	4,000	3,481
Janfusun Fancyworld Corp. (I)	15,071	3,081
Jentech Precision Industrial Company, Ltd.	7,000	12,506
Jess-Link Products Company, Ltd.	57,000	49,380
K Laser Technology, Inc.	82,214	48,269

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Kang Na Hsiung Enterprise Company, Ltd.	105,000	$53,270
Kaulin Manufacturing Company, Ltd.	202,710	160,481
Kenmec Mechanical
Engineering Company, Ltd. (I)	44,000	16,674
Kindom Construction Company, Ltd.	129,000	158,248
King Yuan Electronics Company, Ltd.	1,771,796	1,223,851
King’s Town Bank	435,000	370,169
Kinko Optical Company, Ltd.	36,000	36,184
Kinpo Electronics, Inc.	1,828,269	705,561
KS Terminals, Inc.	52,000	54,664
Kuo Toong International Company, Ltd.	49,000	54,607
Kuoyang Construction Company, Ltd. (I)	268,000	182,298
Kwong Fong Industries Corp. (I)	671,300	367,892
KYE System Corp.	213,000	91,190
L&K Engineering Company, Ltd.	74,000	73,083
LAN FA Textile (I)	188,863	54,249
Leader Electronics, Inc.	51,000	25,852
Lealea Enterprise Company, Ltd.	1,037,163	373,753
LEE CHI Enterprises Company, Ltd.	118,000	54,692
Lelon Electronics Corp.	76,650	56,218
Leofoo Development Company, Ltd. (I)	125,969	56,745
LES Enphants Company, Ltd.	64,000	45,060
Li Peng Enterprise Company, Ltd. (I)	663,273	317,678
Lien Hwa Industrial Corp.	776,414	497,686
Lingsen Precision Industries, Ltd.	372,481	198,501
Lite-On Semiconductor Corp.	245,000	149,243
Lite-On Technology Corp.	1,975,466	3,354,923
Long Chen Paper Company, Ltd.	750,771	276,888
Longwell Company	62,000	57,588
Lotes Company, Ltd.	44,000	104,455
Lucky Cement Corp. (I)	390,000	103,542
Macronix International (I)	3,734,001	909,667
Marketech International Corp.	82,000	46,365
Masterlink Securities Corp.	708,000	229,253
Maxtek Technology Company, Ltd.	16,000	9,255
Mayer Steel Pipe Corp. (I)	321,379	150,590
Mega Financial Holding Company, Ltd.	11,029,050	9,044,668
Meiloon Industrial Company, Ltd.	107,684	65,404
Mercuries & Associates, Ltd.	24,000	17,777
Mercuries Data Systems, Ltd. (I)	49,000	14,089
Micro-Star International Company, Ltd.	1,410,264	904,355
Mitac Holdings Corp. (I)	956,978	789,741
Mobiletron Electronics Company, Ltd.	56,000	66,329
Mosel Vitelic, Inc. (I)	286,758	53,387
Motech Industries, Inc. (I)	47,000	80,639
Nan Ya Printed Circuit Board Corp. (I)	87,000	111,916
Nantex Industry Company, Ltd.	11,550	8,310
Neo Solar Power Corp. (I)	317,000	321,638
Nien Hsing Textile Company, Ltd. (I)	449,000	436,841
Nishoku Technology, Inc.	6,000	8,079
Optimax Technology Corp. (I)	103,000	19,012
OptoTech Corp.	305,000	129,508
Orient Semiconductor Electronics, Ltd. (I)	382,000	65,424
P-Two Industries, Inc.	14,000	6,867
Pacific Construction Company, Ltd.	89,289	28,184
Pan Jit International, Inc. (I)	249,000	101,139
Pan-International Industrial	32,320	26,525
Paragon Technologies Company, Ltd. (I)	50,904	65,951
Pegatron Corp.	1,381,660	1,973,005
Phihong Technology Company, Ltd.	152,000	93,334
Plotech Company, Ltd.	30,000	10,741
Portwell, Inc.	42,000	38,080
Pou Chen Corp.	698,348	814,003

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Powercom Company, Ltd. (I)	85,600	$12,701
Powertech Technology, Inc. (I)	519,000	979,915
President Securities Corp.	564,285	316,817
Prince Housing & Development Corp.	50,000	28,423
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	361,924
Quanta Storage, Inc.	131,000	127,719
Quintain Steel Company, Ltd. (I)	361,602	83,082
Radium Life Tech Company, Ltd.	398,247	345,204
Ralec Electronic Corp.	41,335	60,479
Rexon Industrial Corp., Ltd. (I)	63,456	23,485
Rich Development Company, Ltd.	69,000	29,822
Ritek Corp. (I)	4,226,029	736,779
Sampo Corp.	902,338	296,983
Sanyang Industrial Company, Ltd.	546,859	786,995
SDI Corp.	52,000	54,512
Sheng Yu Steel Company, Ltd.	169,000	125,367
ShenMao Technology, Inc.	13,000	13,938
Shih Wei Navigation Company, Ltd.	54,039	39,211
Shihlin Electric & Engineering Corp.	41,000	51,446
Shin Kong Financial Holding Company, Ltd.	4,681,135	1,583,260
Shin Zu Shing Company, Ltd.	56,000	123,452
Shinkong Insurance Company, Ltd.	123,000	91,085
Shinkong Synthetic Fibers Corp.	2,221,239	759,008
Shuttle, Inc.	112,000	48,517
Sigurd Microelectronics Corp. (I)	341,293	328,001
Silicon Integrated Systems Corp. (I)	440,000	142,180
Silitech Technology Corp.	60,000	79,291
Singatron Enterprise Company, Ltd.	17,000	9,305
Sino-American Silicon Products, Inc. (I)	148,000	197,813
Sinon Corp.	368,650	188,927
SinoPac Financial Holdings Company, Ltd.	9,509,270	4,364,710
Sitronix Technology Corp.	75,000	101,246
Siward Crystal Technology Company, Ltd. (I)	64,213	34,661
Solar Applied Materials Technology Company	38,000	33,724
Solartech Energy Corp. (I)	134,000	94,601
Solomon Technology Corp. (I)	87,682	38,411
Solytech Enterprise Corp. (I)	72,000	27,662
Southeast Cement Company, Ltd.	295,000	155,765
Spirox Corp.	127,068	53,276
Star Comgistic Capital Company, Ltd. (I)	69,795	26,568
Stark Technology, Inc.	46,000	40,149
Sunonwealth Electric Machine
Industry Company, Ltd. (I)	19,000	10,796
Sunplus Technology Company, Ltd. (I)	409,000	163,355
Sunrex Technology Corp.	71,000	28,576
Super Dragon Technology Company, Ltd. (I)	3,000	2,192
Supreme Electronics Company, Ltd.	181,000	88,822
Sweeten Construction Company, Ltd.	37,463	23,866
TA Chen Stainless Pipe (I)	673,788	315,621
Ta Chong Bank, Ltd. (I)	2,790,640	943,275
Ta Chong Securities Company, Ltd. (I)	51,000	15,449
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	207,898
TA-I Technology Company, Ltd.	75,106	40,390
Tah Hsin Industrial Company, Ltd.	217,000	208,501
Taichung Commercial Bank	2,210,963	777,938
Tainan Enterprises Company, Ltd.	194,250	224,841
Tainan Spinning Company, Ltd.	1,729,697	1,063,769
Taishin Financial Holdings Company, Ltd.	8,631,395	3,984,894
Taisun Enterprise Company, Ltd. (I)	73,032	33,848
Taita Chemical Company, Ltd. (I)	140,028	60,148
Taiwan Business Bank (I)	4,097,732	1,225,574
Taiwan Cement Corp.	3,198,983	4,632,604

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cogeneration Corp.	359,434	$225,923
Taiwan Cooperative Financial Holding	6,573,473	3,613,831
Taiwan Fertilizer Company, Ltd.	47,000	110,838
Taiwan Fire & Marine Insurance Company	6,000	4,485
Taiwan FU Hsing Industrial Company, Ltd.	45,000	48,723
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	6,919
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	533,376	200,289
Taiwan Mask Corp.	407,150	131,264
Taiwan Navigation Company, Ltd.	49,000	46,825
Taiwan Paiho, Ltd.	165,645	193,646
Taiwan PCB Techvest Company, Ltd.	78,000	91,972
Taiwan Pulp & Paper Corp. (I)	417,640	178,036
Taiwan Sakura Corp.	15,000	9,337
Taiwan Semiconductor Company, Ltd.	133,000	106,630
Taiwan Styrene Monomer Corp. (I)	187,121	126,999
Taiwan Surface Mounting
Technology Company, Ltd.	23,100	34,119
Taiwan TEA Corp. (I)	546,000	372,230
Taiwan Union Technology Corp.	65,000	48,184
Taiyen Biotech Company, Ltd.	320,000	279,966
Tatung Company, Ltd. (I)	2,366,200	619,770
Teco Electric & Machinery Company, Ltd.	2,874,000	3,044,534
Tekcore Company, Ltd. (I)	17,000	5,916
Tex-Ray Industrial Company, Ltd.	91,800	44,263
The Ambassador Hotel	54,000	53,429
Thinking Electronic Industrial Company, Ltd.	52,000	59,788
Ton Yi Industrial Corp.	447,200	414,646
Tong Yang Industry Company, Ltd.	233,627	350,607
Tong-Tai Machine & Tool Company, Ltd.	112,363	93,901
Topoint Technology Company, Ltd.	70,212	45,613
Transasia Airways Corp.	48,000	20,380
Tung Ho Steel Enterprise Corp.	266,000	234,583
TYC Brother Industrial Company, Ltd. (I)	131,511	79,665
Tycoons Group Enterprise Company, Ltd. (I)	367,768	73,109
Tyntek Corp. (I)	209,096	46,597
TZE Shin International Company, Ltd.	50,698	20,923
U-Tech Media Corp. (I)	180,000	39,417
Unimicron Technology Corp.	1,112,000	947,804
Union Bank of Taiwan (I)	811,539	295,166
Unitech Computer Company, Ltd.	158,039	73,117
Unitech Printed Circuit Board Corp. (I)	717,975	323,274
United Microelectronics Corp.	16,156,794	6,918,297
Unity Opto Technology Company, Ltd. (I)	30,000	25,781
Universal Cement Corp.	821,108	708,390
Unizyx Holding Corp. (I)	377,000	185,605
UPC Technology Corp.	956,156	452,834
Ve Wong Corp.	93,993	71,687
Wafer Works Corp. (I)	174,342	92,954
Wah Hong Industrial Corp.	7,988	8,573
Wah Lee Industrial Corp.	98,000	139,752
Walsin Lihwa Corp. (I)	4,214,000	1,287,826
Walsin Technology Corp. (I)	858,044	230,528
Walton Advanced Engineering, Inc. (I)	229,584	85,868
Wan Hai Lines, Ltd.	149,050	85,485
Waterland Financial Holding Company, Ltd.	3,066,393	1,047,476
Ways Technical Corp., Ltd.	17,000	29,111
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	16,578
Wei Mon Industry Company, Ltd. (I)	211,815	69,647
Weikeng Industrial Company, Ltd.	94,500	67,066
Well Shin Technology Company, Ltd.	30,000	53,472
Winbond Electronics Corp. (I)	4,720,000	1,278,619

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wintek Corp. (I)	1,535,000	$633,995
Wistron Corp.	1,289,472	1,249,858
WT Microelectronics Company, Ltd.	78,509	90,372
WUS Printed Circuit Company, Ltd.	520,000	232,019
Yageo Corp.	2,483,600	881,998
Yang Ming Marine Transport Corp. (I)	786,500	360,719
YC INOX Company, Ltd.	187,000	129,816
Yem Chio Company, Ltd.	171,561	131,103
YFY, Inc.	1,678,202	840,308
Yi Jinn Industrial Company, Ltd. (I)	301,996	77,321
Yieh Phui Enterprise Company, Ltd. (I)	1,775,363	567,037
Young Fast Optoelectronics Company, Ltd.	103,000	131,410
Yuanta Financial Holdings Company, Ltd.	7,417,705	3,802,757
Yufo Electronics Company, Ltd.	12,000	7,996
Yulon Motor Company, Ltd.	623,000	1,043,425
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	15,787	36,215
Zenitron Corp.	150,000	94,636
Zig Sheng Industrial Company, Ltd. (I)	352,908	124,108

		157,862,260
Thailand - 3.4%
A.J. Plast PCL	117,500	38,315
AAPICO Hitech PCL	144,720	76,802
AP Thailand PCL	586,200	110,568
Asia Plus Securities PCL	301,300	36,218
Bangchak Petroleum PCL	805,100	817,197
Bangkok Aviation Fuel Services PCL	10,471	8,268
Bangkok Bank PCL (L)	1,038,900	6,525,752
Bangkok Bank PCL, Foreign Shares	145,000	915,158
Bangkok Expressway PCL	565,700	623,934
Bangkok Insurance PCL	3,250	39,690
Bangkokland PCL (I)(L)	9,510,100	462,128
Bank of Ayudhya PCL	2,762,100	3,338,967
Banpu PCL	1,122,000	986,413
CalComp Electronics Thailand PCL (L)	1,880,300	182,740
Delta Electronics Thailand PCL	200,800	316,157
Eastern Water Resources Development &
Management PCL	275,500	112,737
Esso Thailand PCL	1,389,900	288,822
G J Steel PCL (I)	58,717,750	131,402
G Steel PCL (I)	3,947,700	17,669
Hana Microelectronics PCL	328,800	242,816
IRPC PCL (L)	9,283,000	931,861
Italian-Thai Development PCL (I)	178,949	26,888
KGI Securities Thailand PCL	566,200	51,407
Kiatnakin Bank PCL	434,200	589,946
Krung Thai Bank PCL	6,209,500	3,811,458
Krungthai Card PCL	95,800	111,787
Loxley PCL	70,350	10,301
MBK PCL	46,300	227,948
Padaeng Industry PCL (I)	166,300	52,367
Polyplex PCL	266,900	88,739
Pranda Jewelry PCL	214,300	48,642
Precious Shipping PCL	577,100	343,160
Property Perfect PCL	1,175,900	37,969
PTT Global Chemical PCL	2,204,600	5,250,726
PTT PCL	321,600	3,248,900
Quality House PCL	819,833	83,346
Regional Container Lines PCL (I)	582,300	118,210
Saha-Union PCL	204,000	252,717
Sahaviriya Steel Industries PCL (I)	9,648,400	117,212
SC Asset Corp. PCL	1,517,063	185,268
Siam Future Development PCL	141,400	26,219

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Siamgas & Petrochemicals PCL	100,400	$29,529
Somboon Advance Technology PCL	27,300	15,622
Sri Trang Agro-Industry PCL	518,700	215,572
Srithai Superware PCL	28,300	17,280
Tata Steel Thailand PCL (I)	5,227,800	118,662
Thai Airways International PCL	952,800	606,161
Thai Carbon Black PCL	44,000	30,806
Thai Oil PCL	923,900	1,705,730
Thai Stanley Electric PCL	700	4,923
Thanachart Capital PCL (L)	811,900	869,522
Thitikorn PCL	59,000	21,503
Thoresen Thai Agencies PCL (I)(L)	612,724	336,920
TMB Bank PCL	15,334,300	1,264,786
TPI Polene PCL	1,302,600	470,568
Vanachai Group PCL	940,600	86,603
Vinythai PCL	276,900	96,490

		36,777,501
Turkey - 1.8%
Adana Cimento Sanayii TAS, Class A	39,797	76,830
Adese Alisveris Merkezleri Ticaret AS (I)	6,723	31,116
Akenerji Elektrik Uretim AS (I)	150,806	97,837
Akfen Holding AS (I)	42,353	88,472
Aksa Akrilik Kimya Sanayi AS	170,085	719,458
Alarko Holding AS	100,330	284,206
Albaraka Turk Katilim Bankasi AS (I)	47,374	39,185
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	230,377
Anadolu Cam Sanayii AS	72,308	85,581
Asya Katilim Bankasi AS (I)	371,165	351,134
Aygaz AS	112,944	505,644
Baticim Bati Anadolu Cimento Sanayii AS (I)	13,266	39,795
Bolu Cimento Sanayii AS	46,198	51,697
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,559	237,273
Cemtas Celik Makina Sanayi Ticaret AS (I)	39,040	22,420
Cimsa Cimento Sanayi VE Tica	22,196	141,787
Deva Holding AS (I)	47,695	48,183
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	638,284
Eczacibasi Yatirim Holding Ortakligi AS	27,948	84,701
EGE Seramik Sanayi ve Ticaret AS	31,602	33,500
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	337,967
Eregli Demir ve Celik Fabrikalari TAS (L)	1,171,495	1,485,271
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	37,596
Global Yatirim Holding AS	380,889	241,487
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	5,702
Goltas Goller Bolgesi Cimento Sanayi ve
Ticaret AS	1,534	38,182
GSD Holding AS (I)	418,949	255,266
Gunes Sigorta (I)	14,161	12,904
Hurriyet Gazetecilik AS (I)	291,507	102,502
Ihlas Holding AS (I)	481,506	183,668
Is Finansal Kiralama AS (I)	91,809	41,369
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	390,415	324,845
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class B (I)	61,323	116,605
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D (I)	428,450	239,809
Karsan Otomotiv Sanayii Ve Ticaret AS (I)	40,667	20,545
KOC Holdings AS	465,287	2,147,708
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret AS	124,048	181,309

132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Marti Otel Isletmeleri AS (I)	27,697	$8,778
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	39,967
Metro Ticari ve Mali Yatirimlar
Holding AS (I)	49,860	13,087
Net Turizm Ticaret ve Sanayi AS (I)	196,638	87,639
Parsan Makina Parcalari (I)	48,236	64,254
Pinar Entegre Et ve Un Sanayi AS	36,324	122,272
Polyester Sanayi AS (I)	105,156	46,866
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	242,373
Sekerbank TAS (I)(L)	472,361	439,679
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	49,393
Soda Sanayii AS	96,117	117,080
Tekfen Holding AS	210,781	477,165
Tekstil Bankasi AS (I)	84,007	61,999
Trakya Cam Sanayi AS	430,014	511,100
Turcas Petrol AS	47,466	66,997
Turkiye Is Bankasi, Class C	993,689	2,628,757
Turkiye Sinai Kalkinma Bankasi AS	817,614	724,922
Turkiye Sise ve Cam Fabrikalari AS	757,627	1,043,086
Turkiye Vakiflar Bankasi Tao, Class D	1,023,771	2,338,276
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	11,650	16,154
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	118,623	111,634
Yapi ve Kredi Bankasi AS (L)	360,334	803,288
Zorlu Enerji Elektrik Uretim AS (I)	122,685	78,989

		19,673,970
United States - 0.0%
Integrated Memory Logic, Ltd.	9,000	22,017

TOTAL COMMON STOCKS (Cost $1,055,507,969)		$1,043,080,066

PREFERRED SECURITIES - 2.7%
Brazil - 2.6%
Banco ABC Brasil SA	77,050	451,947
Banco Daycoval SA	88,000	343,852
Banco Industrial e Comercial SA	155,800	316,338
Banco Panamericano SA	1,800	4,223
Banco Pine SA	34,254	154,555
Banco Sofisa SA	83,500	109,635
Bardella SA Industrias Mecanicas	916	21,078
Braskem SA, A Shares	83,800	671,141
Cia Ferro Ligas da Bahia - Ferbasa	119,324	763,441
Eucatex SA Industria e Comercio	45,078	130,782
Forjas Taurus SA	45,805	43,815
Gerdau SA	444,000	3,325,543
Inepar SA Industria e Construcoes	152,248	68,008
Parana Banco SA	21,400	133,056
Petroleo Brasileiro SA	1,299,468	10,764,893
Suzano Papel e Celulose SA	379,300	1,497,485
Unipar Participacoes SA	773,200	167,457
Usinas Siderurgicas de Minas Gerais SA	920,837	4,370,891
Vale SA	364,600	5,188,595

		28,526,735
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	33,451	676,639

TOTAL PREFERRED SECURITIES (Cost $35,347,805)		$29,203,374

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 0.0%
Malaysia - 0.0%
K&N Kenanga Holdings BHD
5.000%, 12/13/2013	$31,255	$5

TOTAL CORPORATE BONDS (Cost $17)		$5

RIGHTS - 0.0%
Karambunai Corp. BHD (I)(N)	494,575	10,621

TOTAL RIGHTS (Cost $0)		$10,621

WARRANTS - 0.0%
G J Steel PCL (Expiration Date: 02/07/2020;
Strike: THB 0.15) (I)	3,523,065	16,894
Loxley PCL (Expiration Date: 04/21/2016;
Strike Price THB 7.00) (I)	837	16
Malaysian Resources Corp. BHD (Expiration
Date: 09/16/2018; Strike Price
MYR 2.30) (I)	216,700	17,285

TOTAL WARRANTS (Cost $20,100)		$34,195

SECURITIES LENDING COLLATERAL - 10.1%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	10,917,728	109,266,802

TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,259,339)		$109,266,802

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	118,583	118,583

TOTAL SHORT-TERM INVESTMENTS (Cost $118,583)		$118,583

Total Investments (Emerging Markets Value Trust)
(Cost $1,200,253,813) - 109.3%		$1,181,713,646
Other assets and liabilities, net - (9.3%)		(100,825,768)

TOTAL NET ASSETS - 100.0%		$1,080,887,878

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.8%
Consumer Discretionary - 9.7%
Auto Components - 0.6%
Johnson Controls, Inc.	315,800	$13,105,700
Automobiles - 0.6%
Ford Motor Company	739,600	12,477,050
Distributors - 0.6%
Genuine Parts Company (L)	146,200	11,826,118
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. (L)	447,000	14,590,080
Household Durables - 0.1%
Whirlpool Corp. (L)	14,500	2,123,380
Leisure Equipment & Products - 1.0%
Mattel, Inc.	489,075	20,472,680
Media - 3.5%
Cablevision Systems Corp., Class A	560,700	9,442,188
Comcast Corp., Class A	242,000	10,926,300

133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Madison Square Garden, Inc., Class A (I)	156,200	$9,070,534
The New York Times Company, Class A (L)	511,700	6,432,069
The Walt Disney Company	164,900	10,634,401
Time Warner, Inc.	371,200	24,428,672

		70,934,164
Multiline Retail - 1.7%
Kohl’s Corp. (L)	430,400	22,273,200
Macy’s, Inc.	275,400	11,916,558

		34,189,758
Specialty Retail - 0.9%
Murphy USA, Inc. (I)	87,225	3,523,018
Staples, Inc. (L)	980,300	14,361,395
Tiffany & Company	14,900	1,141,638

		19,026,051

		198,744,981
Consumer Staples - 4.8%
Beverages - 0.9%
PepsiCo, Inc.	221,800	17,633,100
Food Products - 2.2%
Archer-Daniels-Midland Company	554,100	20,413,044
Campbell Soup Company	439,200	17,879,832
McCormick & Company, Inc., Non-
Voting Shares (L)	122,800	7,945,160

		46,238,036
Household Products - 1.0%
The Clorox Company (L)	242,400	19,808,928
Personal Products - 0.7%
Avon Products, Inc.	749,800	15,445,880

		99,125,944
Energy - 14.7%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (L)	203,400	12,675,888
Schlumberger, Ltd.	242,600	21,436,136

		34,112,024
Oil, Gas & Consumable Fuels - 13.0%
Anadarko Petroleum Corp.	236,700	22,010,733
Apache Corp.	442,200	37,648,908
BP PLC, ADR	242,475	10,191,224
Chevron Corp.	397,800	48,332,700
ConocoPhillips	124,300	8,640,093
CONSOL Energy, Inc. (L)	406,900	13,692,185
Eni SpA	132,462	3,053,985
Exxon Mobil Corp.	412,300	35,474,292
Hess Corp.	296,300	22,915,842
Murphy Oil Corp.	341,500	20,599,280
Petroleo Brasileiro SA, ADR (L)	824,500	12,771,505
Royal Dutch Shell PLC, ADR	431,100	28,314,648
Talisman Energy, Inc.	374,900	4,311,350

		267,956,745

		302,068,769
Financials - 19.6%
Capital Markets - 1.7%
Legg Mason, Inc. (L)	468,102	15,653,331
Northern Trust Corp.	333,200	18,122,748
The Bank of New York Mellon Corp.	13,524	408,290

		34,184,369

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 6.1%
PNC Financial Services Group, Inc.	370,500	$26,842,725
Regions Financial Corp.	816,500	7,560,790
SunTrust Banks, Inc.	563,800	18,278,396
U.S. Bancorp	907,200	33,185,376
Wells Fargo & Company	987,200	40,791,104

		126,658,391
Consumer Finance - 1.9%
American Express Company	322,900	24,385,408
Capital One Financial Corp.	211,475	14,536,792

		38,922,200
Diversified Financial Services - 4.7%
Bank of America Corp.	1,941,093	26,787,083
JPMorgan Chase & Company	1,021,675	52,810,381
McGraw-Hill Financial, Inc.	265,700	17,427,263

		97,024,727
Insurance - 4.5%
Lincoln National Corp.	324,200	13,613,158
Loews Corp.	148,100	6,922,194
Marsh & McLennan Companies, Inc.	567,300	24,705,915
Sun Life Financial, Inc.	245,800	7,858,226
The Allstate Corp.	444,300	22,459,365
The Chubb Corp. (L)	108,800	9,711,488
Willis Group Holdings PLC	187,500	8,124,375

		93,394,721
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	483,300	13,836,879

		404,021,287
Health Care - 6.3%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	163,300	10,090,307
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	165,400	8,476,750
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Company	436,225	20,188,493
GlaxoSmithKline PLC	148,432	3,730,532
Hospira, Inc. (I)	187,500	7,353,750
Johnson & Johnson	345,000	29,908,050
Merck & Company, Inc.	490,650	23,359,847
Pfizer, Inc.	914,735	26,262,042

		110,802,714

		129,369,771
Industrials - 14.5%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	310,100	25,750,704
Lockheed Martin Corp.	61,600	7,857,080
The Boeing Company	198,300	23,300,250

		56,908,034
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	231,900	21,188,703
Airlines - 0.8%
United Continental Holdings, Inc. (I)	561,300	17,237,523
Building Products - 1.0%
Masco Corp.	539,800	11,486,944
USG Corp. (I)(L)	287,000	8,202,460

		19,689,404

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.7%
Eaton Corp. PLC	164,604	$11,331,339
Emerson Electric Company	378,700	24,501,890

		35,833,229
Industrial Conglomerates - 3.7%
3M Company	183,000	21,852,030
General Electric Company	2,319,500	55,412,855

		77,264,885
Machinery - 2.4%
Illinois Tool Works, Inc.	371,300	28,319,051
Joy Global, Inc. (L)	205,200	10,473,408
Xylem, Inc.	349,148	9,751,704

		48,544,163
Road & Rail - 1.1%
Norfolk Southern Corp.	296,300	22,918,805

		299,584,746
Information Technology - 9.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	782,000	18,314,440
Harris Corp.	320,000	18,976,000
Nokia OYJ, ADR (I)(L)	1,001,600	6,520,416

		43,810,856
Computers & Peripherals - 2.0%
Apple, Inc.	48,200	22,979,350
Dell, Inc.	1,271,400	17,507,178

		40,486,528
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	1,115,600	16,276,604
IT Services - 1.1%
Computer Sciences Corp.	273,424	14,146,958
The Western Union Company (L)	444,900	8,301,834

		22,448,792
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	306,000	14,397,300
Applied Materials, Inc.	931,800	16,343,772
Texas Instruments, Inc.	354,100	14,259,607

		45,000,679
Software - 1.4%
CA, Inc.	186,900	5,545,323
Microsoft Corp.	714,425	23,797,497

		29,342,820

		197,366,279
Materials - 4.8%
Chemicals - 0.9%
E.I. du Pont de Nemours & Company	195,500	11,448,480
Potash Corp. of Saskatchewan, Inc.	241,100	7,541,608

		18,990,088
Construction Materials - 0.7%
Vulcan Materials Company (L)	262,900	13,620,849
Containers & Packaging - 0.5%
MeadWestvaco Corp.	295,600	11,345,128
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (L)	158,700	3,253,350
Newmont Mining Corp.	260,100	7,308,810

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp.	370,800	$18,176,616

		28,738,776
Paper & Forest Products - 1.3%
International Paper Company	598,500	26,812,800

		99,507,641
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	871,849	29,485,933
CenturyLink, Inc. (L)	305,717	9,593,399
Telefonica SA (I)	399,236	6,239,691
Verizon Communications, Inc.	372,500	17,380,850

		62,699,873
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,436,690	8,592,322

		71,292,195
Utilities - 5.3%
Electric Utilities - 3.8%
Duke Energy Corp.	348,519	23,274,099
Entergy Corp.	286,800	18,122,892
Exelon Corp.	518,500	15,368,340
FirstEnergy Corp.	277,300	10,107,585
Xcel Energy, Inc.	431,200	11,905,432

		78,778,348
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	558,200	7,418,478
Multi-Utilities - 1.1%
NiSource, Inc.	722,800	22,327,292

		108,524,118

TOTAL COMMON STOCKS (Cost $1,343,730,921)		$1,909,605,731

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	259,900	13,033,985
Financials - 0.1%
Weyerhaeuser Company, 6.375%	19,750	1,046,355

TOTAL PREFERRED SECURITIES (Cost $13,876,306)		$14,080,340

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	10,705,263	107,140,415

TOTAL SECURITIES LENDING
COLLATERAL (Cost $107,135,485)		$107,140,415

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,457,799	1,457,799
T. Rowe Price Reserve Investment
Fund, 0.0316% (Y)	131,170,890	131,170,890

TOTAL SHORT-TERM INVESTMENTS (Cost $132,628,689)		$132,628,689

Total Investments (Equity-Income Trust)
(Cost $1,597,371,401) - 105.1%		$2,163,455,175
Other assets and liabilities, net - (5.1%)		(105,293,528)

TOTAL NET ASSETS - 100.0%		$2,058,161,647

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (I)	35,940	$2,780,317
Consumer Staples - 3.1%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	92,800	5,266,400
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources, Ltd.	165,600	5,206,464
Financials - 82.3%
Capital Markets - 21.4%
Ameriprise Financial, Inc.	31,986	2,913,285
Julius Baer Group, Ltd.	191,194	8,925,143
Oaktree Capital Group LLC	156,850	8,211,098
The Bank of New York Mellon Corp.	315,586	9,527,541
The Charles Schwab Corp.	27,502	581,392
The Goldman Sachs Group, Inc.	37,358	5,910,409

		36,068,868
Commercial Banks - 12.4%
ICICI Bank, Ltd., ADR	34,573	1,053,785
SKBHC Holdings LLC (I)(R)	516	2,938,037
State Bank of India, GDR	99,569	5,182,098
U.S. Bancorp	8,529	311,991
Wells Fargo & Company	275,881	11,399,403

		20,885,314
Consumer Finance - 12.2%
American Express Company	267,408	20,194,652
The First Marblehead Corp. (I)(L)	410,168	336,338

		20,530,990
Diversified Financial Services - 0.3%
Bank of America Corp.	36,055	497,559
Insurance - 31.5%
Alleghany Corp. (I)	20,829	8,532,600
American International Group, Inc.	197,130	9,586,432
Everest Re Group, Ltd. (L)	54,438	7,915,830
Loews Corp.	199,875	9,342,158
Markel Corp. (I)	18,474	9,565,283
The Progressive Corp.	306,360	8,342,183

		53,284,486
Real Estate Management & Development - 4.5%
Brookfield Asset Management, Inc., Class A	200,040	7,481,496
Brookfield Property Partners LP (I)	10,337	200,331

		7,681,827

		138,949,044
Information Technology - 8.8%
Internet Software & Services - 2.5%
Google, Inc., Class A (I)	4,800	4,204,368
IT Services - 6.3%
Cielo SA	80,553	2,178,562
Visa, Inc., Class A	44,633	8,529,366

		10,707,928

		14,912,296

TOTAL COMMON STOCKS (Cost $130,198,654)		$167,114,521

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	624,334	6,248,459

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,248,293)		$6,248,459

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 09/30/13 at 0.000% to be repurchased
at $381,000 on 10/01/13, collateralized by
$390,000 U.S. Treasury Notes, 1.375% due
12/31/2018 (valued at $389,513,
including interest)	$381,000	$381,000

TOTAL SHORT-TERM INVESTMENTS (Cost $381,000)		$381,000

Total Investments (Financial Services Trust)
(Cost $136,827,947) - 102.8%		$173,743,980
Other assets and liabilities, net - (2.8%)		(4,800,535)

TOTAL NET ASSETS - 100.0%		$168,943,445

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 66.8%
Global, Series NAV (Templeton)	23,137,878	$443,090,358
Mutual Shares, Series NAV (Franklin)	34,294,919	443,090,358
Fixed Income - 33.2%
Income, Series NAV (Templeton)	37,447,278	441,128,933

		1,327,309,649

TOTAL INVESTMENT COMPANIES (Cost $1,089,604,250)		$1,327,309,649

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,089,604,250) - 100.0%		$1,327,309,649
Other assets and liabilities, net - 0.0%		(73,668)

TOTAL NET ASSETS - 100.0%		$1,327,235,981

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 23.7%
Diversified Consumer Services - 1.5%
Apollo Group, Inc., Class A (I)	1,120,511	$23,317,834
Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	271,476	20,895,507
Household Durables - 6.6%
Lennar Corp., Class A	1,897,576	67,174,190
NVR, Inc. (I)	16,701	15,351,392

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Tempur Sealy International, Inc. (I)	404,251	$17,770,874

		100,296,456
Internet & Catalog Retail - 9.1%
Amazon.com, Inc. (I)	363,523	113,651,831
Blue Nile, Inc. (I)(V)	626,023	25,623,121

		139,274,952
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	447,413	36,992,107
Bed Bath & Beyond, Inc. (I)	204,600	15,827,856
Lowe’s Companies, Inc.	511,567	24,355,705

		77,175,668

		360,960,417
Consumer Staples - 4.4%
Beverages - 4.4%
Diageo PLC, ADR	118,670	15,080,584
Heineken Holding NV	212,367	13,436,335
SABMiller PLC	323,421	16,486,727
Tsingtao Brewery Company, Ltd., H Shares	2,961,027	22,545,548

		67,549,194

		67,549,194
Energy - 9.3%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc.	170,247	13,297,993
Schlumberger, Ltd.	192,245	16,986,768
Weatherford International, Ltd. (I)	2,116,240	32,441,959

		62,726,720
Oil, Gas & Consumable Fuels - 5.2%
Apache Corp.	409,448	34,860,403
Occidental Petroleum Corp.	312,623	29,242,755
Ultra Petroleum Corp. (I)	729,869	15,013,405

		79,116,563

		141,843,283
Financials - 23.3%
Capital Markets - 13.0%
AllianceBernstein Holding LP	1,994,380	39,608,387
Morgan Stanley	1,707,932	46,028,767
Northern Trust Corp.	259,488	14,113,552
State Street Corp.	43,908	2,886,951
T. Rowe Price Group, Inc.	468,792	33,720,209
The Goldman Sachs Group, Inc.	391,054	61,868,653

		198,226,519
Commercial Banks - 0.5%
CIT Group, Inc. (I)	160,582	7,831,584
Diversified Financial Services - 6.7%
Bank of America Corp.	5,222,472	72,070,114
JPMorgan Chase & Company	577,588	29,855,524

		101,925,638
Insurance - 3.1%
American International Group, Inc.	950,057	46,201,272

		354,185,013
Health Care - 2.0%
Health Care Providers & Services - 2.0%
AMN Healthcare Services, Inc. (I)	2,099,311	28,886,519

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc. (I)	53,568	$1,470,977

		30,357,496

		30,357,496
Industrials - 4.3%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	169,385	16,006,883
Electrical Equipment - 2.7%
Sensata Technologies Holding NV (I)	1,083,320	41,458,656
Professional Services - 0.5%
IHS, Inc., Class A (I)	69,239	7,905,709

		65,371,248
Information Technology - 29.5%
Communications Equipment - 5.6%
Cisco Systems, Inc.	190,923	4,471,417
QUALCOMM, Inc.	1,206,586	81,275,633

		85,747,050
Computers & Peripherals - 11.1%
Apple, Inc.	190,275	90,713,606
EMC Corp.	1,852,028	47,337,836
NetApp, Inc.	716,922	30,555,216

		168,606,658
Internet Software & Services - 4.2%
Bankrate, Inc. (I)	1,804,089	37,110,111
Google, Inc., Class A (I)	30,330	26,566,350

		63,676,461
IT Services - 5.0%
Broadridge Financial Solutions, Inc.	548,778	17,423,702
VeriFone Systems, Inc. (I)	2,537,183	58,000,003

		75,423,705
Software - 3.6%
FactSet Research Systems, Inc.	502,145	54,784,020

		448,237,894
Materials - 2.3%
Containers & Packaging - 2.3%
Avery Dennison Corp.	817,325	35,569,984

TOTAL COMMON STOCKS (Cost $1,241,714,762)		$1,504,074,529

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2013 at 0.060% to be
repurchased at $9,490,016 on 10/01/2013,
collateralized by $9,871,200 U.S. Treasury
Notes, 0.750% due 02/28/2018 (valued at
$9,679,911, including interest)	$9,490,000	$9,490,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,490,000)		$9,490,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,251,204,762) - 99.4%		$1,513,564,529
Other assets and liabilities, net - 0.6%		8,964,879

TOTAL NET ASSETS - 100.0%		$1,522,529,408

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 38.4%
John Hancock Variable Insurance Trust - 38.4%
Bond Trust, Series NAV (John Hancock) (A)(1)	30,058,686	$414,208,686
Unaffiliated Investment Companies - 61.6%
American Funds Insurance Series - 61.6%
American Growth Fund - Class 1	3,564,196	260,221,930
American Growth-Income Fund - Class 1	5,601,953	259,930,615
American International Fund - Class 1	7,317,369	145,542,475

TOTAL INVESTMENT COMPANIES (Cost $781,611,575)		$1,079,903,706

Total Investments (Fundamental Holdings Trust)
(Cost $781,611,575) - 100.0%		$1,079,903,706
Other assets and liabilities, net - 0.0%		(170,715)

TOTAL NET ASSETS - 100.0%		$1,079,732,991

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 14.3%
Diversified Consumer Services - 1.5%
Apollo Group, Inc., Class A (I)	414,157	$8,618,607
Household Durables - 5.9%
Dorel Industries, Inc., Class B	127,908	4,656,619
Lennar Corp., Class A	542,601	19,208,074
Tempur Sealy International, Inc. (I)	231,171	10,162,277

		34,026,970
Media - 1.0%
Omnicom Group, Inc.	92,273	5,853,799
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	142,142	11,752,301
Lowe’s Companies, Inc.	290,111	13,812,185

		25,564,486
Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG	76,816	8,341,933

		82,405,795
Consumer Staples - 10.5%
Beverages - 6.1%
Diageo PLC, ADR	69,358	8,814,015
Heineken Holding NV	93,941	5,943,592
PepsiCo, Inc.	120,429	9,574,106
SABMiller PLC (I)	205,724	10,486,998

		34,818,711
Food Products - 1.0%
Danone SA	79,807	6,008,974
Household Products - 1.3%
The Procter & Gamble Company	99,785	7,542,748
Tobacco - 2.1%
Imperial Tobacco Group PLC	173,008	6,409,959
Philip Morris International, Inc.	66,548	5,762,391

		12,172,350

		60,542,783

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 13.8%
Energy Equipment & Services - 3.3%
National Oilwell Varco, Inc.	91,654	$7,159,094
Weatherford International, Ltd. (I)	777,891	11,925,069

		19,084,163
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	224,762	19,136,237
Chevron Corp.	93,448	11,353,932
Exxon Mobil Corp.	43,631	3,754,011
Occidental Petroleum Corp.	191,726	17,934,050
Southwestern Energy Company (I)	225,552	8,205,582

		60,383,812

		79,467,975
Financials - 30.3%
Capital Markets - 13.9%
AllianceBernstein Holding LP	726,775	14,433,752
Morgan Stanley	603,914	16,275,482
Northern Trust Corp.	282,927	15,388,400
State Street Corp.	176,229	11,587,057
The Goldman Sachs Group, Inc.	141,784	22,431,647

		80,116,338
Commercial Banks - 1.9%
Wells Fargo & Company	271,860	11,233,255
Diversified Financial Services - 8.8%
Bank of America Corp.	1,655,532	22,846,342
JPMorgan Chase & Company	536,711	27,742,592

		50,588,934
Insurance - 5.7%
American International Group, Inc.	484,288	23,550,925
Stewart Information Services Corp.	284,251	9,093,189

		32,644,114

		174,582,641
Health Care - 5.4%
Biotechnology - 0.8%
Amgen, Inc.	40,436	4,526,406
Health Care Equipment & Supplies - 1.5%
Medtronic, Inc.	167,915	8,941,474
Pharmaceuticals - 3.1%
Merck & Company, Inc.	178,900	8,517,429
Novartis AG, ADR	119,595	9,174,132

		17,691,561

		31,159,441
Industrials - 5.8%
Air Freight & Logistics - 1.6%
FedEx Corp.	79,113	9,027,584
Electrical Equipment - 2.0%
Sensata Technologies Holding NV (I)	298,960	11,441,199
Industrial Conglomerates - 2.2%
General Electric Company	544,174	13,000,317

		33,469,100
Information Technology - 16.5%
Communications Equipment - 6.4%
Cisco Systems, Inc.	923,120	21,619,470
QUALCOMM, Inc.	222,767	15,005,585

		36,625,055

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 2.8%
Apple, Inc.	34,365	$16,383,514
IT Services - 2.1%
Broadridge Financial Solutions, Inc.	378,667	12,022,677
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	552,051	12,653,009
Software - 3.0%
Microsoft Corp.	234,590	7,814,193
Oracle Corp.	276,519	9,172,135

		16,986,328

		94,670,583
Materials - 1.5%
Containers & Packaging - 1.5%
Avery Dennison Corp.	196,181	8,537,797

TOTAL COMMON STOCKS (Cost $462,244,396)		$564,836,115

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2013 at 0.060% to be
repurchased at $10,052,017 on 10/01/2013,
collateralized by $10,455,700 U.S. Treasury
Notes, 0.750% due 02/28/2018 (valued at
$10,253,085, including interest)	$10,052,000	$10,052,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,052,000)		$10,052,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $472,296,396) - 99.8%		$574,888,115
Other assets and liabilities, net - 0.2%		1,113,435

TOTAL NET ASSETS - 100.0%		$576,001,550

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 10.8%
Automobiles - 0.8%
Harley-Davidson, Inc.	186,418	$11,975,491
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,934,055
Internet & Catalog Retail - 2.6%
Liberty Interactive Corp., Series A (I)	425,495	9,986,368
Liberty Ventures, Series A (I)	28,616	2,523,073
Netflix, Inc. (I)	21,860	6,759,331
priceline.com, Inc. (I)	21,080	21,310,826

		40,579,598
Media - 2.9%
Grupo Televisa SAB, ADR (L)	139,111	3,888,152
Liberty Global PLC, Series C (I)	315,850	23,824,566
The Walt Disney Company	256,560	16,545,554

		44,258,272
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc. (I)	657,468	50,861,724

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
CarMax, Inc. (I)	255,468	$12,382,534

		63,244,258
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	39,000	3,897,543

		166,889,217
Consumer Staples - 14.7%
Beverages - 4.2%
Diageo PLC, ADR	232,922	29,599,728
Heineken Holding NV	286,898	18,151,867
The Coca-Cola Company	438,080	16,594,470

		64,346,065
Food & Staples Retailing - 9.5%
Costco Wholesale Corp.	546,088	62,865,651
CVS Caremark Corp.	1,481,186	84,057,306

		146,922,957
Food Products - 0.1%
Nestle SA	22,680	1,588,555
Tobacco - 0.9%
Philip Morris International, Inc.	170,957	14,803,167

		227,660,744
Energy - 7.8%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	123,140	10,880,650
Oil, Gas & Consumable Fuels - 7.1%
Canadian Natural Resources, Ltd.	1,147,130	36,065,767
EOG Resources, Inc.	306,213	51,835,737
Occidental Petroleum Corp.	226,560	21,192,422

		109,093,926

		119,974,576
Financials - 36.6%
Capital Markets - 10.0%
Ameriprise Financial, Inc.	117,287	10,682,500
Julius Baer Group, Ltd. (I)	954,800	44,571,097
The Bank of New York Mellon Corp.	2,589,092	78,164,687
The Charles Schwab Corp.	661,290	13,979,671
The Goldman Sachs Group, Inc.	39,960	6,322,072

		153,720,027
Commercial Banks - 5.4%
Wells Fargo & Company	2,039,316	84,264,537
Consumer Finance - 6.0%
American Express Company	1,229,352	92,840,663
Diversified Financial Services - 0.8%
JPMorgan Chase & Company	236,408	12,219,930
Insurance - 12.4%
ACE, Ltd.	136,000	12,724,160
Alleghany Corp. (I)	62,376	25,552,328
Berkshire Hathaway, Inc. Class A (I)	396	67,482,360
Fairfax Financial Holdings, Ltd.	22,200	9,047,570
Fairfax Financial Holdings, Ltd.	8,800	3,558,786
Loews Corp.	733,300	34,274,442
Markel Corp. (I)	5,723	2,963,198
The Progressive Corp.	1,312,154	35,729,953

		191,332,797
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	456,380	17,068,612

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Brookfield Property Partners LP	26,196	$507,678
Hang Lung Group, Ltd.	2,503,200	13,256,964

		30,833,254

		565,211,208
Health Care - 6.5%
Health Care Providers & Services - 6.0%
Express Scripts Holding Company (I)	439,038	27,123,768
Laboratory Corp. of America Holdings (I)	273,580	27,122,721
UnitedHealth Group, Inc.	542,740	38,865,611

		93,112,100
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	134,580	6,897,225

		100,009,325
Industrials - 4.9%
Aerospace & Defense - 0.3%
Textron, Inc.	170,880	4,717,997
Commercial Services & Supplies - 0.9%
Iron Mountain, Inc.	521,049	14,078,744
Machinery - 1.0%
PACCAR, Inc.	289,530	16,115,240
Marine - 1.3%
Kuehne & Nagel International AG	153,556	20,114,798
Professional Services - 0.2%
Experian PLC	117,870	2,245,090
Transportation Infrastructure - 1.2%
China Merchants Holdings
International Company, Ltd.	4,346,526	15,789,902
Wesco Aircraft Holdings, Inc. (I)	104,350	2,184,046

		17,973,948

		75,245,817
Information Technology - 10.3%
Computers & Peripherals - 0.3%
Hewlett-Packard Company	222,846	4,675,309
Internet Software & Services - 4.9%
Google, Inc., Class A (I)	86,500	75,766,215
IT Services - 0.9%
Visa, Inc., Class A	67,830	12,962,313
Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments, Inc.	727,110	29,280,720
Software - 2.3%
Activision Blizzard, Inc.	755,900	12,600,853
Microsoft Corp.	374,594	12,477,726
Oracle Corp.	316,620	10,502,285

		35,580,864

		158,265,421
Materials - 5.4%
Chemicals - 4.9%
Air Products & Chemicals, Inc.	312,840	33,339,359
Ecolab, Inc.	191,855	18,947,600
Monsanto Company	145,150	15,149,306
Praxair, Inc.	63,913	7,682,982

		75,119,247
Construction Materials - 0.5%
Lafarge SA	73,090	5,090,860

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc.	34,241	$3,361,439

		8,452,299
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	493,800	49,380

		83,620,926

TOTAL COMMON STOCKS (Cost $962,886,917)		$1,496,877,234

CORPORATE BONDS - 0.0%
Materials - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020	$551,751	$220,834

TOTAL CORPORATE BONDS (Cost $3,227,103)		$220,834

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	358,453	3,587,471

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,587,358)		$3,587,471

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $14,858,000 on 10/01/2013,
collateralized by $14,020,000 U.S. Treasury
Notes, 3.125% due 05/15/2021 (valued at
$15,159,125, including interest)	$14,858,000	$14,858,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,858,000)		$14,858,000

COMMERCIAL PAPER - 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.110%,
10/07/2013 *	$12,000,000	$11,999,780

TOTAL COMMERCIAL PAPER (Cost $11,999,780)		$11,999,780

Total Investments (Fundamental Value Trust)
(Cost $996,559,158) - 99.0%		$1,527,543,319
Other assets and liabilities, net - 1.0%		14,894,194

TOTAL NET ASSETS - 100.0%		$1,542,437,513

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Brazil - 1.5%
Petroleo Brasileiro SA, Class A, ADR (L)	445,730	$7,457,063
Vale SA, ADR	146,440	2,080,912

		9,537,975
Canada - 1.5%
Talisman Energy, Inc.	861,360	9,884,253
China - 0.5%
China Telecom Corp., Ltd., ADR	53,040	2,621,767
Dongfang Electric Corp., Ltd., H Shares	656,556	955,874

		3,577,641

140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 11.8%
Alstom SA	195,310	$6,959,471
AXA SA	344,246	7,988,987
BNP Paribas SA	174,790	11,830,792
Cie Generale des Etablissements Michelin	96,502	10,701,325
Credit Agricole SA (I)	818,790	9,035,457
France Telecom SA	338,330	4,243,921
Sanofi	105,670	10,715,846
Total SA (L)	178,610	10,381,052
Vivendi SA	198,244	4,562,421

		76,419,272
Germany - 5.8%
Commerzbank AG (I)	281,510	3,241,228
Deutsche Lufthansa AG (I)	504,770	9,844,429
FLSmidth & Company A/S, B Shares (L)	55,510	2,989,451
Merck KGaA	38,100	5,945,917
Metro AG	50,050	1,985,771
Muenchener Rueckversicherungs AG	24,810	4,852,972
Osram Licht AG (I)	6,345	297,873
SAP AG	14,430	1,066,551
Siemens AG	63,450	7,649,474

		37,873,666
Hong Kong - 0.3%
China Mobile, Ltd.	187,000	2,106,044
India - 0.4%
ICICI Bank, Ltd., ADR	83,180	2,535,326
Ireland - 1.9%
CRH PLC	422,064	10,152,413
Elan Corp. PLC, ADR (I)(L)	154,520	2,407,422

		12,559,835
Italy - 3.8%
Eni SpA	299,420	6,903,295
Intesa Sanpaolo SpA	3,441,660	7,110,787
UniCredit SpA	1,629,069	10,424,777

		24,438,859
Japan - 3.1%
Konica Minolta Holdings, Inc.	319,010	2,687,901
Mazda Motor Corp. (I)	754,270	3,379,631
Nintendo Company, Ltd.	33,050	3,755,556
Nissan Motor Company, Ltd.	394,200	3,968,898
Toyota Motor Corp.	100,250	6,429,147

		20,221,133
Netherlands - 6.5%
Akzo Nobel NV	114,356	7,517,479
Fugro NV	71,341	4,352,582
ING Groep NV (I)	846,412	9,604,430
Koninklijke Philips Electronics NV	150,850	4,865,000
Randstad Holdings NV	136,180	7,673,741
Royal Dutch Shell PLC, B Shares	149,040	5,151,209
SBM Offshore NV (I)	49,414	979,335
TNT Express NV	207,600	1,892,800

		42,036,576
Portugal - 1.3%
Galp Energia SGPS SA	507,860	8,463,546
Singapore - 2.8%
DBS Group Holdings, Ltd.	419,510	5,494,348
Flextronics International, Ltd. (I)	622,360	5,657,252
Singapore Telecommunications, Ltd.	2,260,100	6,759,628

		17,911,228

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 3.6%
KB Financial Group, Inc., ADR	197,388	$6,912,528
POSCO	22,550	6,676,798
Samsung Electronics Company, Ltd.	7,970	10,090,847

		23,680,173
Spain - 1.1%
Telefonica SA (I)	439,190	6,864,135
Sweden - 1.2%
Getinge AB, B Shares	43,400	1,551,453
Telefonaktiebolaget LM Ericsson, B Shares	496,087	6,607,495

		8,158,948
Switzerland - 6.4%
Credit Suisse Group AG (I)	344,604	10,559,786
Noble Corp.	157,830	5,961,239
Roche Holdings AG	48,130	12,983,438
Swiss Re, Ltd. (I)	92,630	7,661,980
TE Connectivity, Ltd.	85,970	4,451,527

		41,617,970
Turkey - 0.9%
Turkcell Iletisim Hizmetleri AS, ADR (I)	382,250	5,638,188
United Kingdom - 11.5%
Aviva PLC	1,256,769	8,066,644
BAE Systems PLC	592,240	4,355,014
BP PLC	829,365	5,818,722
Carillion PLC	166,950	845,761
GlaxoSmithKline PLC	373,490	9,386,902
HSBC Holdings PLC	620,039	6,753,662
International Consolidated
Airlines Group SA (I)	2,113,320	11,548,839
Kingfisher PLC	1,555,037	9,702,591
Tesco PLC	1,215,450	7,065,975
Vodafone Group PLC	3,164,450	11,158,569

		74,702,679
United States - 32.8%
American International Group, Inc.	71,850	3,494,066
Amgen, Inc.	96,430	10,794,374
Baker Hughes, Inc.	210,060	10,313,946
Brocade Communications Systems, Inc. (I)	916,640	7,378,952
Chevron Corp.	47,240	5,739,660
Cisco Systems, Inc.	440,160	10,308,547
Citigroup, Inc.	235,940	11,445,449
Comcast Corp., Special Class A	161,560	7,006,857
CVS Caremark Corp.	96,960	5,502,480
FedEx Corp.	46,300	5,283,293
Forest Laboratories, Inc. (I)	88,620	3,792,050
Halliburton Company	137,909	6,640,318
Hewlett-Packard Company	347,440	7,289,291
JPMorgan Chase & Company	139,760	7,224,194
Medtronic, Inc.	164,650	8,767,613
Merck & Company, Inc.	203,200	9,674,352
Microsoft Corp.	412,580	13,743,040
Morgan Stanley	320,480	8,636,936
Navistar International Corp. (I)(L)	227,630	8,303,942
News Corp., Class A (I)	49,707	798,294
Oracle Corp.	114,130	3,785,692
Pfizer, Inc.	415,470	11,928,144
Sprint Corp. (I)	332,888	2,067,234
SunTrust Banks, Inc.	161,180	5,225,456
Target Corp.	67,980	4,349,360
The Walt Disney Company	85,470	5,511,960
Time Warner Cable, Inc.	49,212	5,492,059

141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Twenty-First Century Fox, Inc., Class A	198,830	$6,660,805
United Parcel Service, Inc., Class B	113,280	10,350,394
Viacom, Inc., Class B	65,560	5,479,505

		212,988,263

TOTAL COMMON STOCKS (Cost $565,091,884)		$641,215,710

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,914,777	19,163,475

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,163,226)		$19,163,475

SHORT-TERM INVESTMENTS - 1.5%
Time Deposits - 1.5%
Bank of Montreal 0.040%, 10/02/2013 *	$10,000,000	$10,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,000,000)		$10,000,000

Total Investments (Global Trust) (Cost $594,255,110) - 103.1%		$670,379,185
Other assets and liabilities, net - (3.1%)		(20,384,220)

TOTAL NET ASSETS - 100.0%		$649,994,965

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.6%
U.S. Government - 7.7%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,619,956	$1,578,152
1.375%, 01/15/2020	540,110	592,349
1.750%, 01/15/2028	2,230,040	2,496,949
2.375%, 01/15/2027	810,824	975,459
2.500%, 01/15/2029	4,569,600	5,616,683
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	11,100,000	9,190,500
3.625%, 08/15/2043	7,600,000	7,510,936
3.750%, 08/15/2041	3,100,000	3,149,891
5.250%, 02/15/2029	10,100,000	12,628,151
5.500%, 08/15/2028	19,900,000	25,472,000

		69,211,070
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)	10,000,000	10,419,227
4.000%, 02/01/2040 to 01/01/2042	5,406,867	5,655,327
5.336%, 03/01/2035 (P)	130,647	139,091
Federal National Mortgage Association
2.381%, 12/01/2034 (P)	181,485	189,989
2.492%, 11/01/2034 (P)	1,162,239	1,235,576
3.000%, TBA (C)	8,000,000	7,798,438
4.000%, 07/01/2040	102,542	107,678
4.500%, 03/01/2028 to 06/01/2039	110,952	119,078
5.057%, 05/01/2035 (P)	151,750	161,385
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)	125,207	128,391

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
2.000%, 04/20/2030 to 05/20/2030 (P)		$13,209	$13,908

			25,968,088

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $99,336,961)			$95,179,158

FOREIGN GOVERNMENT
OBLIGATIONS - 48.7%
Australia - 0.2%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,730,661
3.750%, 11/20/2020		100,000	117,155

			1,847,816
Brazil - 5.3%
Federative Republic of Brazil
Zero Coupon 01/01/2017 (Z)	BRL	134,530,000	42,607,823
10.000%, 01/01/2023		12,360,000	5,211,790

			47,819,613
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	611,155
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,218,430
Province of Quebec
2.750%, 08/25/2021		4,300,000	4,197,032
3.000%, 09/01/2023	CAD	1,700,000	1,573,959
4.250%, 12/01/2021		2,200,000	2,290,388

			9,890,964
France - 3.9%
Government of France
1.000%, 05/25/2018	EUR	26,200,000	35,345,082

			35,345,082
Germany - 1.2%
Federal Republic of Germany
1.500%, 05/15/2023		5,100,000	6,755,337
1.750%, 07/04/2022		1,400,000	1,926,188
2.000%, 08/15/2023		500,000	689,088
3.250%, 07/04/2021		200,000	309,451
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		1,028,060	1,384,136

			11,064,200
Italy - 7.9%
Republic of Italy
3.500%, 11/01/2017 to 12/01/2018		18,500,000	25,300,337
4.500%, 08/01/2018		15,000,000	21,380,449
4.750%, 05/01/2017 to 06/01/2017		1,800,000	2,583,885
4.750%, 08/01/2023 (S)		5,500,000	7,694,271
5.250%, 08/01/2017		5,700,000	8,334,316
5.500%, 11/01/2022		1,500,000	2,191,618
6.000%, 08/04/2028	GBP	2,000,000	3,214,846

			70,699,722
Japan - 1.8%
Government of Japan
1.600%, 03/20/2033	JPY	1,610,000,000	16,493,168

			16,493,168

142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 13.4%
Government of Mexico
Zero Coupon 10/03/2013 to 04/03/2014 MXN		10,905,900,000	$82,486,326
1.290%, 06/08/2015		1,100,000,000	11,246,679
4.750%, 06/14/2018		40,000,000	3,040,461
6.250%, 06/16/2016		127,800,000	10,278,383
7.000%, 06/19/2014		10,000,000	781,419
8.000%, 12/19/2013		140,000,000	10,790,444
10.000%, 12/05/2024		14,900,000	1,497,143

			120,120,855
New Zealand - 4.0%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	23,600,000	20,397,179
5.500%, 04/15/2023		4,400,000	3,911,875
6.000%, 12/15/2017 to 05/15/2021		11,700,000	10,691,073
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,500,000	1,176,346

			36,176,473
Norway - 0.2%
Kommunalbanken AS
0.628%, 03/27/2017 (P)		$1,500,000	1,512,195

			1,512,195
Spain - 6.6%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,737,331
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,100,000	1,490,472
Kingdom of Spain
1.971%, 03/25/2014 (P)		11,000,000	14,859,732
3.750%, 10/31/2018		8,100,000	11,250,451
4.500%, 01/31/2018		6,100,000	8,797,904
5.400%, 01/31/2023 (S)		4,500,000	6,613,815
5.500%, 07/30/2017		2,700,000	4,026,550
5.850%, 01/31/2022		100,000	151,738
Xunta de Galicia
6.131%, 04/03/2018		2,900,000	4,300,920

			59,228,913
United Kingdom - 3.1%
Government of United Kingdom
3.250%, 01/22/2044	GBP	5,200,000	7,964,540
4.250%, 03/07/2036 to 12/07/2040		2,100,000	3,865,784
4.500%, 09/07/2034 to 12/07/2042		3,300,000	6,311,647
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024		5,562,162	9,317,949
1.875%, 11/22/2022		121,415	239,941

			27,699,861

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $441,166,870)			$437,898,862

CORPORATE BONDS - 23.4%
Australia - 2.2%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,852,616
Commonwealth Bank of Australia
0.751%, 06/25/2014 (P) (S)		9,800,000	9,836,397

			19,689,013

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Belgium - 1.1%
European Union
2.500%, 12/04/2015	EUR	3,500,000	$4,960,693
2.750%, 06/03/2016		3,500,000	5,021,727

			9,982,420
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	90,589	18,937
Realkredit Danmark A/S
1.380%, 01/01/2038 (P)		344,124	63,855

			82,792
France - 3.6%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,951,276
Cie de Financement Foncier
2.500%, 09/16/2015 (S)		5,100,000	5,252,765
Credit Agricole Home Loan
1.016%, 07/21/2014 (P) (S)		5,200,000	5,224,955
Dexia Credit Local SA
2.750%, 01/10/2014 (S)		15,500,000	15,590,784

			32,019,780
Germany - 6.1%
FMS Wertmanagement
0.747%, 06/16/2014 (P)	GBP	900,000	1,459,342
2.375%, 12/15/2014	EUR	11,900,000	16,512,663
2.750%, 06/03/2016		3,700,000	5,301,600
3.375%, 06/17/2021		2,200,000	3,329,954
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,760,194
2.000%, 09/07/2016		1,800,000	2,541,059
6.250%, 05/19/2021	AUD	10,900,000	11,288,187
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,958,546

			55,151,545
Ireland - 0.9%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	3,001,028
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,885,645

			7,886,673
Italy - 0.5%
Intesa Sanpaolo SpA
2.662%, 02/24/2014 (P) (S)		$4,600,000	4,625,355

			4,625,355
Ivory Coast - 0.3%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,822,363

			2,822,363
Jersey, Channel Islands - 0.3%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
9.540%, 03/29/2049 (Q)	GBP	1,700,000	2,862,217

			2,862,217

143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg - 0.7%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	$2,331,420
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,211,180
6.250%, 04/15/2015 to 06/08/2021		2,500,000	2,477,619

			6,020,219
Netherlands - 0.2%
Achmea Hypotheekbank NV
3.200%, 11/03/2014		$395,000	406,993
Ziggo Finance BV
6.125%, 11/15/2017	EUR	700,000	980,140

			1,387,133
Spain - 0.2%
Banco Santander SA
3.125%, 09/28/2015		1,100,000	1,534,597

			1,534,597
Sweden - 0.2%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,241,705

			2,241,705
Switzerland - 0.4%
EUROFIMA
5.625%, 10/24/2016		1,000,000	987,377
6.250%, 12/28/2018		3,000,000	3,033,279

			4,020,656
United Kingdom - 1.9%
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$400,000	459,611
LBG Capital No.1 PLC
11.040%, 03/19/2020	GBP	2,800,000	5,235,526
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	5,257,915
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		$400,000	417,167
Virgin Media Secured Finance PLC
5.250%, 01/15/2021		1,000,000	975,610
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,410,957

			16,756,786
United States - 4.8%
Altria Group, Inc.
9.250%, 08/06/2019		676,000	892,934
Boston Scientific Corp.
6.400%, 06/15/2016		1,600,000	1,796,862
Citigroup, Inc.
0.869%, 05/31/2017 (P)	EUR	1,800,000	2,327,985
5.500%, 10/15/2014		$32,000	33,534
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,229,740
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,365,731
Dexia Credit Local SA
2.750%, 04/29/2014 (S)		500,000	506,330
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,000,000	3,815,000
HCA, Inc.
7.875%, 02/15/2020		200,000	215,625
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	685,108

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$2,800,000	$2,905,000
6.625%, 11/15/2013		600,000	603,000
Loews Corp.
5.250%, 03/15/2016		400,000	440,365
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	990,840
Simon Property Group LP
6.125%, 05/30/2018		1,250,000	1,466,375
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,738,550
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,540,399
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		1,560,000	1,715,899
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,323,008
4.375%, 05/19/2014		5,200,000	7,203,517

			42,795,802

TOTAL CORPORATE BONDS (Cost $204,677,249)			$209,879,056

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		$370,000	350,656
Metropolitan Water District of Southern
California 5.000%, 10/01/2036		45,000	45,006

TOTAL MUNICIPAL BONDS (Cost $416,187)			$395,662

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.5%
Australia - 0.7%
Crusade Global Trust, Series 2005-2,
Class A2
2.798%, 08/14/2037 (P)	AUD	2,134,182	1,973,658
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.403%, 02/21/2038 (P) (S)		$320,859	317,246
Series 2005-P11, Class BA,
2.979%, 08/22/2037 (P)	AUD	1,410,640	1,298,402
Swan Trust, Series 2006-1E, Class A2
2.880%, 05/12/2037 (P)		835,940	776,807
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.972%, 11/07/2040 (P)		1,056,013	983,063
Torrens Trust, Series 2007-1, Class A
2.983%, 10/19/2038 (P)		1,066,177	971,191

			6,320,367
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.521%, 12/30/2055 (P)	EUR	1,273,163	1,637,400
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)		2,877,290	3,575,838

			5,213,238
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.337%, 07/01/2034 (P)		22,697	30,322

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Netherlands (continued)
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.476%, 11/20/2035 (P)	EUR	135,556	$183,376

			213,698
United Kingdom - 2.3%
Alba PLC, Series 2006-2, Class A3A
0.687%, 12/15/2038 (P)	GBP	289,692	413,925
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.610%, 10/18/2054 (P) (S)		3,100,000	5,096,753
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.648%, 03/18/2039 (P)		1,610,014	2,385,418
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.568%, 10/15/2054 (P) (S)	EUR	634,003	862,195
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.167%, 12/15/2049 (P)	GBP	7,444,110	11,265,967
Newgate Funding PLC, Series 2007-3X,
Class A1
1.117%, 12/15/2050 (P)		401,710	647,707

			20,671,965
United States - 7.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.865%, 09/25/2035 (P)		$153,648	133,914
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.173%, 10/25/2034 (P)		62,793	61,901
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.470%, 05/20/2035 (P)		419,394	272,597
Series 2006-J, Class 4A1,
5.568%, 01/20/2047 (P)		184,258	146,535
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.482%, 11/15/2015 (P) (S)		8,040,115	8,053,911
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.875%, 03/25/2035 (P)		1,015,403	971,386
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-12, Class 23A1,
2.420%, 02/25/2036 (P)		1,031,139	686,321
Series 2003-6, Class 1A1,
2.464%, 08/25/2033 (P)		124,402	123,507
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		1,526,509	1,541,868
Series 2003-7, Class 6A,
2.636%, 10/25/2033 (P)		122,790	123,111
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		480,997	480,648
Series 2004-2, Class 22A,
2.832%, 05/25/2034 (P)		254,982	239,944
Series 2003-9, Class 2A1,
2.974%, 02/25/2034 (P)		25,248	24,531
Series 2004-2, Class 23A,
3.040%, 05/25/2034 (P)		109,627	104,849

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2004-9, Class 22A1,
3.169%, 11/25/2034 (P)	$101,004	$102,658
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.677%, 11/25/2035 (P)	946,144	701,852
Series 2005-7, Class 22A1,
2.735%, 09/25/2035 (P)	1,283,614	1,054,893
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.564%, 01/26/2036 (P)	2,204,797	1,698,059
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)	498,261	491,700
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)	562,026	550,885
Countrywide Alternative Loan Trust
Series 2006-OA9, Class 2A1B,
0.380%, 07/20/2046 (P)	561,323	310,687
Series 2007-11T1, Class A12,
0.529%, 05/25/2037 (P)	454,987	296,905
Series 2005-56, Class 2A3,
1.543%, 11/25/2035 (P)	156,156	109,510
Series 2005-56, Class 2A2,
2.083%, 11/25/2035 (P)	130,219	94,005
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	197,503	169,123
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	211,150	166,773
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.499%, 03/25/2035 (P)	113,289	90,359
Series 2004-25, Class 1A1,
0.509%, 02/25/2035 (P)	49,734	42,710
Series 2004-25, Class 2A1,
0.519%, 02/25/2035 (P)	77,596	66,278
Series 2004-HYB5, Class 2A1,
2.551%, 04/20/2035 (P)	93,503	94,862
Series 2004-12, Class 11A1,
2.823%, 08/25/2034 (P)	86,464	75,092
Series 2004-22, Class A3,
2.859%, 11/25/2034 (P)	273,842	251,809
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.385%, 07/25/2033 (P)	23,839	23,732
Series 2003-AR20, Class 2A1,
2.455%, 08/25/2033 (P)	298,533	295,897
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	22,697	22,979
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.491%, 10/19/2036 (P)	1,585,533	391,857
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.359%, 10/25/2044 (P)	1,581,840	1,626,891
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.529%, 03/25/2044 (P)	73,289	70,569

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage
Association (continued)
Series 2002-W8, Class F,
0.579%, 09/25/2032 (P)	$12,974	$12,926
Series 2010-136, Class FA,
0.679%, 12/25/2040 (P)	2,293,909	2,287,220
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.615%, 08/25/2035 (P)	154,845	144,486
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.532%, 11/15/2031 (P)	76,416	75,246
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.449%, 06/25/2034 (P)	29,994	28,177
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,583,402	2,922,192
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.259%, 10/25/2046 (P)	28	28
Series 2006-OH1, Class A1,
0.359%, 01/25/2037 (P)	309,960	205,024
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.806%, 10/25/2033 (P)	22,072	21,832
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.559%, 11/10/2045 (P)	4,453,416	613,227
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)	88,107	86,363
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.595%, 05/19/2033 (P)	228,649	227,970
Series 2005-4, Class 3A1,
2.749%, 07/19/2035 (P)	60,727	51,595
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.541%, 12/25/2034 (P)	94,458	85,740
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	80,589	78,981
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.105%, 11/25/2033 (P)	121,930	120,257
Series 2007-A1, Class 5A5,
2.907%, 07/25/2035 (P)	570,339	577,773
Series 2007-A1, Class 5A6,
2.907%, 07/25/2035 (P)	518,490	479,753
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	658,602	594,467
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.419%, 05/25/2037 (P)	399,508	268,469
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.622%, 12/15/2030 (P)	44,974	43,471
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.720%, 07/09/2021 (P) (S)	1,851,686	1,848,149

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.389%, 02/25/2036 (P)	$4,414,606	$4,011,018
Series 2005-3, Class 4A,
0.429%, 11/25/2035 (P)	804,689	728,750
Series 2005-A8, Class A3A2,
0.429%, 08/25/2036 (P)	125,215	115,069
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)	786,675	759,504
Series 2003-A2, Class 1A1,
2.313%, 02/25/2033 (P)	153,372	144,036
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,624,251
Series 2007-8, Class A3,
6.093%, 08/12/2049 (P)	3,200,000	3,610,080
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A,
0.552%, 11/06/2017 (P)	7,728,344	7,740,710
Series 2010-R1, Class 1A,
0.632%, 10/07/2020 (P)	2,998,416	3,015,597
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.329%, 02/25/2047 (P)	617,787	351,369
Series 2006-QO6, Class A1,
0.359%, 06/25/2046 (P)	2,106,679	896,291
Series 2007-QH4, Class A2,
0.409%, 05/25/2037 (P)	562,129	90,394
Series 2006-QA2, Class 2A1,
3.748%, 02/25/2036 (P)	713,615	481,060
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.579%, 01/25/2046 (P)	623,201	282,826
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.063%, 09/25/2035 (P)	181,394	145,679
Sequoia Mortgage Trust
Series 2003-4, Class 2A1,
0.530%, 07/20/2033 (P)	160,673	158,355
Series 5, Class A,
0.881%, 10/19/2026 (P)	31,495	31,338
Sovereign Commercial Mortgage
Securities Trust
6.097%, 07/22/2030 (P) (S)	1,100,000	1,070,887
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.485%, 02/25/2034 (P)	179,738	179,872
Series 2005-18, Class 6A1,
2.498%, 09/25/2035 (P)	402,651	379,983
Series 2004-4, Class 3A2,
2.551%, 04/25/2034 (P)	409,053	407,878
Series 2004-12, Class 7A1,
2.569%, 09/25/2034 (P)	397,938	398,959
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.389%, 05/25/2046 (P)	662,707	483,268
Series 2004-AR3, Class 1A2,
0.761%, 07/19/2034 (P)	95,554	94,963

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Thornburg Mortgage Securities Trust
Series 2007-2, Class A1,
1.429%, 06/25/2037 (P)	$993,845	$828,108
Series 2007-3, Class 2A1,
1.429%, 06/25/2047 (P)	273,292	244,549
Series 2003-5, Class 1A,
2.462%, 10/25/2043 (P)	768,762	752,392
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	955,085	915,073
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,822,063	1,847,104
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	613,480	572,581
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	614,759	610,518
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	210,819
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR2, Class 2A1A,
0.489%, 01/25/2045 (P)	59,191	54,610
Series 2002-AR17, Class 1A,
1.353%, 11/25/2042 (P)	375,987	338,390
Series 2002-AR2, Class A,
2.204%, 02/27/2034 (P)	69,225	68,522
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)	106,740	105,542
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.093%, 07/25/2046 (P)	397,504	206,671
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.666%, 06/25/2035 (P)	2,030,940	2,025,357
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.658%, 03/15/2045 (P) (S)	12,740,126	1,094,237

		70,615,064

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $103,869,187)		$103,034,332

ASSET BACKED SECURITIES - 1.9%
Cayman Islands - 0.6%
Callidus Debt Partners CLO
Fund VII, Ltd., Series 7A, Class A
1.016%, 01/21/2021 (P) (S)	538,892	536,907
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.525%, 05/10/2021 (P) (S)	2,100,000	2,059,779
Franklin CLO, Ltd., Series 5A, Class A2
0.514%, 06/15/2018 (P) (S)	731,607	720,886
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.514%, 03/15/2020 (P) (S)	2,201,104	2,182,003

		5,499,575

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Ireland - 0.6%
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.578%, 04/11/2021 (P) (S)	EUR	1,240,109	$1,645,961
Mercator CLO II PLC, Series X, Class A1
0.461%, 02/18/2024 (P)	995,053		1,310,111
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.528%, 04/15/2020 (P) (S)		$2,228,502	2,203,135

			5,159,207
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	968,307	1,254,445

			1,254,445
Netherlands - 0.4%
Globaldrive BV, Series 2011-AA, Class A
0.877%, 04/20/2019 (P) (S)	1,181,936		1,605,845
Grosvenor Place CLO BV
Series I-X, Class A1,
0.470%, 07/20/2021 (P)	381,991		512,701
Series I-X, Class A2,
0.770%, 07/20/2021 (P)	GBP	679,094	1,091,482
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.557%, 10/11/2019 (P)	EUR	154,233	208,093

			3,418,121
United States - 0.2%
Access Group, Inc., Series 2008-1,
Class A
1.566%, 10/27/2025 (P)		$1,315,323	1,322,976
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.759%, 07/25/2032 (P)	6,344		5,717
Amresco Residential Securities,
Series 1999-1, Class A
1.119%, 06/25/2029 (P)	27,650		24,871
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.184%, 12/20/2027 (P)	17,354		16,103
Home Equity Asset Trust, Series 2002-1,
Class A4
0.779%, 11/25/2032 (P)	1,283		1,092
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.739%, 06/25/2032 (P)	11,627		10,661
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.679%, 07/25/2032 (P)	31,632		26,511
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.229%, 12/25/2036 (P)	62,698		30,935
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	34,880		37,221
United States Small Business
Administration, Series 2004-10A,
Class 1
4.120%, 03/10/2014	78,040		78,972

			1,555,059

TOTAL ASSET BACKED SECURITIES (Cost $16,792,620)			$16,886,407

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) - 1.1%
United Kingdom - 0.5%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020		$4,400,000	$4,373,723

			4,373,723
United States - 0.6%
Springleaf Financial Funding Company
5.500%, 05/10/2017		513,333	513,333
Dell, Inc.
TBD 02/28/2020 (T)		3,261,538	3,245,231
TBD 02/26/2021 (T)		2,038,462	2,028,269

TOTAL TERM LOANS (Cost $10,174,991)			$10,160,556

PREFERRED SECURITIES - 0.3%
United States - 0.3%
DG Funding Trust, 0.553% (S)		236	$2,086,117
SLM Corp., 3.568%		9,800	217,266

			2,303,383

TOTAL PREFERRED SECURITIES (Cost $2,611,850)			$2,303,383

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)		4,100,000	1,060,875
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		4,500,000	1,170,000
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)		2,100,000	556,500

			2,787,375

TOTAL ESCROW SHARES (Cost $1,611,281)			$2,787,375

PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)		7,000,000	1,012,375
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,600,000	520,650

			1,533,025

TOTAL PURCHASED OPTIONS (Cost $862,500)			$1,533,025

SHORT-TERM INVESTMENTS - 3.6%
U.S. Government - 0.7%
U.S. Treasury Bill
0.005%, 01/02/2014 *		$2,300,000	$2,299,971
0.010%, 10/03/2013 *		2,281,000	2,280,999
0.013%, 10/10/2013 *		174,000	173,999
0.034%, 03/13/2014 *		1,195,000	1,194,862
0.052%, 02/13/2014 *		100,000	99,993

			6,049,824
Foreign Government - 2.8%
Mexico Treasury Bill
4.151%, 01/23/2014 *	MXN	1,100,000,000	8,311,071

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Mexico Treasury Bill (continued)
4.338%, 03/06/2014 *	MXN	2,300,000,000	$17,296,696

			25,607,767
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at
0.000% to be repurchased at $1,174,880
on 10/01/2013, collateralized by
$1,330,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $1,224,431,
including interest)		$1,174,880	1,174,880

TOTAL SHORT-TERM INVESTMENTS (Cost $33,540,542)			$32,832,471

Total Investments (Global Bond Trust)
(Cost $915,060,238) - 101.6%			$912,890,287
Other assets and liabilities, net - (1.6%)			(14,580,644)

TOTAL NET ASSETS - 100.0%			$898,309,643

Global Diversification Trust
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 33.3%
John Hancock Variable Insurance Trust - 33.3%
Bond Trust, Series NAV (John Hancock) (A)(1)	14,899,565		$205,316,010
High Yield, Series NAV (WAMCO)	9,494,629		59,341,433
Unaffiliated Investment Companies - 66.7%
American Funds Insurance Series - 51.3%
American Global Growth Fund - Class 1	11,798,839		328,715,660
American New World Fund - Class 1	3,236,903		78,721,471
Exchange Traded Funds - 15.4%
Vanguard Extended Market ETF	636,122		49,057,729

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Exchange Traded Funds (continued)
Vanguard FTSE All World Ex-US Small-
Cap ETF	736,987	$73,094,371

		529,589,231

TOTAL INVESTMENT COMPANIES (Cost $646,159,899)		$794,246,674

Total Investments (Global Diversification Trust)
(Cost $646,159,899) - 100.0%		$794,246,674
Other assets and liabilities, net - 0.0%		(273,880)

TOTAL NET ASSETS - 100.0%		$793,972,794

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.3%
Consumer Discretionary - 13.9%
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp.	40,093	$2,662,977
Panera Bread Company, Class A (I)	21,279	3,373,360
Starbucks Corp.	31,107	2,394,306

		8,430,643
Household Durables - 0.9%
Mohawk Industries, Inc. (I)	23,023	2,998,746
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (I)	21,717	6,789,603
priceline.com, Inc. (I)	4,740	4,791,902
TripAdvisor, Inc. (I)	36,378	2,758,908

		14,340,413
Media - 2.2%
AMC Networks, Inc., Class A (I)	47,956	3,284,027
Comcast Corp., Class A	66,417	2,998,728
Discovery Communications, Inc., Class A (I)	14,177	1,196,822

		7,479,577
Specialty Retail - 2.8%
Lowe’s Companies, Inc.	42,457	2,021,378
The Home Depot, Inc.	61,783	4,686,241
Tractor Supply Company	38,713	2,600,352

		9,307,971
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (I)	51,316	3,824,068

		46,381,418
Consumer Staples - 4.3%
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	36,887	4,246,431
Whole Foods Market, Inc.	41,644	2,436,174

		6,682,605
Tobacco - 2.3%
Philip Morris International, Inc.	89,656	7,763,313

		14,445,918
Energy - 3.4%
Energy Equipment & Services - 2.3%
Halliburton Company	90,649	4,364,749

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger, Ltd.	38,766	$3,425,364

		7,790,113
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	40,416	3,758,284

		11,548,397
Financials - 3.1%
Commercial Banks - 1.2%
First Republic Bank	85,308	3,977,912
Diversified Financial Services - 1.9%
Citigroup, Inc.	75,733	3,673,808
JPMorgan Chase & Company	55,076	2,846,878

		6,520,686

		10,498,598
Health Care - 9.9%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (I)	36,868	4,282,587
Amgen, Inc.	21,252	2,378,949
Biogen Idec, Inc. (I)	21,867	5,264,699
Gilead Sciences, Inc. (I)	100,583	6,320,636

		18,246,871
Health Care Providers & Services - 0.9%
Express Scripts Holding Company (I)	48,362	2,987,804
Health Care Technology - 1.1%
Cerner Corp. (I)	35,413	1,860,953
Medidata Solutions, Inc. (I)	17,499	1,731,176

		3,592,129
Pharmaceuticals - 2.5%
AbbVie, Inc.	90,971	4,069,133
Perrigo Company	33,936	4,187,024

		8,256,157

		33,082,961
Industrials - 8.8%
Aerospace & Defense - 2.5%
B/E Aerospace, Inc. (I)	19,176	1,415,572
Precision Castparts Corp.	19,438	4,417,091
United Technologies Corp.	24,368	2,627,358

		8,460,021
Building Products - 1.9%
Fortune Brands Home & Security, Inc.	96,941	4,035,654
USG Corp. (I)	77,719	2,221,209

		6,256,863
Electrical Equipment - 0.6%
Eaton Corp. PLC	29,441	2,026,718
Machinery - 2.5%
Cummins, Inc.	34,437	4,575,644
WABCO Holdings, Inc. (I)	43,621	3,675,505

		8,251,149
Road & Rail - 0.6%
Union Pacific Corp.	13,253	2,058,721
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (I)	38,849	2,264,508

		29,317,980

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 22.1%
Computers & Peripherals - 3.4%
Apple, Inc.	23,547	$11,226,032
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	36,497	2,824,138
Internet Software & Services - 7.9%
Demandware, Inc. (I)	48,427	2,243,623
eBay, Inc. (I)	110,348	6,156,315
Facebook, Inc., Class A (I)	135,774	6,821,286
Google, Inc., Class A (I)	10,549	9,239,975
LinkedIn Corp., Class A (I)	8,125	1,999,238

		26,460,437
IT Services - 5.6%
Alliance Data Systems Corp. (I)	20,509	4,337,038
FleetCor Technologies, Inc. (I)	33,306	3,668,989
Vantiv, Inc., Class A (I)	147,556	4,122,715
Visa, Inc., Class A	34,450	6,583,395

		18,712,137
Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	105,702	4,256,620
Software - 3.1%
Guidewire Software, Inc. (I)	37,713	1,776,659
Microsoft Corp.	66,631	2,219,479
ServiceNow, Inc. (I)	28,738	1,492,939
Splunk, Inc. (I)	23,779	1,427,691
VMware, Inc., Class A (I)	44,238	3,578,854

		10,495,622

		73,974,986
Materials - 2.1%
Chemicals - 1.4%
Monsanto Company	15,855	1,654,786
The Sherwin-Williams Company	16,730	3,047,871

		4,702,657
Metals & Mining - 0.7%
Nucor Corp.	47,360	2,321,587

		7,024,244
Telecommunication Services - 2.7%
Wireless Telecommunication Services - 2.7%
Crown Castle International Corp. (I)	62,923	4,595,267
SBA Communications Corp., Class A (I)	53,175	4,278,461

		8,873,728

TOTAL COMMON STOCKS (Cost $217,019,883)		$235,148,230

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional US Government
Money Market Fund, 0.0000% (Y)	4,998,265	4,998,265

TOTAL SHORT-TERM INVESTMENTS (Cost $4,998,265)		$4,998,265

Total Investments (Growth Equity Trust)
(Cost $222,018,148) - 71.8%		$240,146,495
Other assets and liabilities, net - 28.2%		94,267,483

TOTAL NET ASSETS - 100.0%		$334,413,978

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Staples - 0.3%
Food & Staples Retailing - 0.3%
CP ALL PCL	283,700	$319,707
Raia Drogasil SA	44,476	367,841

		687,548
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	9,500	306,470
Health Care - 94.8%
Biotechnology - 39.8%
Abcam PLC	42,962	351,965
ACADIA Pharmaceuticals, Inc. (I)	21,900	601,593
Acceleron Pharma, Inc. (I)	3,500	77,805
Acorda Therapeutics, Inc. (I)	4,961	170,063
Aegerion Pharmaceuticals, Inc. (I)	47,100	4,036,942
Agios Pharmaceuticals, Inc. (I)	2,800	78,288
Alexion Pharmaceuticals, Inc. (D)(I)	95,940	11,144,390
Alkermes PLC (D)(I)	110,200	3,704,924
Alnylam Pharmaceuticals, Inc. (I)	29,900	1,913,899
AMAG Pharmaceuticals, Inc. (I)	28,800	618,624
Amarin Corp. PLC, ADR (I)	69,000	436,080
Amgen, Inc.	46,700	5,227,598
Array BioPharma, Inc. (I)	220,700	1,372,754
Basilea Pharmaceutica (I)	1,123	96,627
Biocon, Ltd.	13,200	71,338
Biogen Idec, Inc. (I)	17,119	4,121,570
BioMarin Pharmaceutical, Inc. (I)	39,400	2,845,468
Celgene Corp. (I)	28,266	4,350,985
ChemoCentryx, Inc. (I)	7,300	40,588
Chimerix, Inc. (I)	9,700	213,206
China Biologic Products, Inc. (I)	4,400	128,524
Clovis Oncology, Inc. (I)	7,100	431,538
Coronado Biosciences, Inc. (I)	30,600	214,812
Cubist Pharmaceuticals, Inc. (I)	11,700	743,535
Cytokinetics, Inc. (I)	10,968	83,247
Dyadic International, Inc. (I)	3,000	5,130
Exelixis, Inc. (I)	107,000	622,740
Gilead Sciences, Inc. (D)(I)	262,892	16,520,133
Idenix Pharmaceuticals, Inc. (I)	126,004	656,481
Incyte Corp. (D)(I)	171,700	6,550,355
Infinity Pharmaceuticals, Inc. (I)	34,375	599,844
InterMune, Inc. (I)	115,700	1,778,309
Intrexon Corp. (I)	5,100	120,819
Ironwood Pharmaceuticals, Inc. (I)	14,800	175,380
Isis Pharmaceuticals, Inc. (I)	39,100	1,467,814
Lexicon Pharmaceuticals, Inc. (I)	42,400	100,488
Medivation, Inc. (I)	36,300	2,175,822
Merrimack Pharmaceuticals, Inc. (I)	19,200	72,960
Momenta Pharmaceuticals, Inc. (I)	14,800	212,972
Neurocrine Biosciences, Inc. (I)	126,900	1,436,508
Novavax, Inc. (I)	106,600	336,856
OncoMed Pharmaceuticals, Inc. (I)	1,800	27,558
Onconova Therapeutics, Inc. (I)	1,800	47,646
Ophthotech Corp. (I)	6,700	199,057
Pharmacyclics, Inc. (I)	68,600	9,495,612
Portola Pharmaceuticals, Inc. (I)	12,000	321,000
Prothena Corp. PLC (I)	3,948	79,868
Puma Biotechnology, Inc. (I)	26,587	1,426,658
Regeneron Pharmaceuticals, Inc. (I)	18,500	5,788,095
Rigel Pharmaceuticals, Inc. (I)	43,500	155,730
Seattle Genetics, Inc. (I)	15,300	670,599
Sophiris Bio, Inc. (I)	38,100	178,308

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sophiris Bio, Inc. (Toronto Exchange) (I)	3,980	$18,160
Stemline Therapeutics, Inc. (I)	12,300	557,067
Sunesis Pharmaceuticals, Inc. (I)	66,200	328,352
Swedish Orphan Biovitrum AB (I)	53,950	537,636
TESARO, Inc. (I)	30,585	1,184,863
Theravance, Inc. (I)	8,000	327,120
Threshold Pharmaceuticals, Inc. (I)	21,600	100,440
United Therapeutics Corp. (I)	4,400	346,940
Vertex Pharmaceuticals, Inc. (I)	32,604	2,472,035

		100,171,718
Health Care Equipment & Supplies - 8.5%
ArthroCare Corp. (I)	15,300	544,374
Becton, Dickinson and Company	20,100	2,010,402
Boston Scientific Corp. (I)	84,800	995,552
Covidien PLC	40,725	2,481,782
Cynosure, Inc., Class A (I)	8,000	182,480
DENTSPLY International, Inc.	45,550	1,977,326
EnteroMedics, Inc. (I)	50,650	63,313
GenMark Diagnostics, Inc. (I)	49,600	602,640
HeartWare International, Inc. (I)	8,000	585,680
IDEXX Laboratories, Inc. (I)	19,700	1,963,105
Insulet Corp. (I)	12,900	467,496
Intuitive Surgical, Inc. (D)(I)	3,500	1,316,945
Meridian Bioscience, Inc.	9,500	224,675
Nobel Biocare Holding AG (I)	4,137	61,091
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	504,000	494,357
Sirona Dental Systems, Inc. (I)	3,000	200,790
Sonova Holding AG (I)	4,449	552,957
Stryker Corp.	35,700	2,412,963
The Cooper Companies, Inc.	14,635	1,898,013
Tornier BV (I)	40,900	790,597
Urologix, Inc. (I)	36,000	12,240
Utah Medical Products, Inc.	600	35,664
Volcano Corp. (I)	43,200	1,033,344
Wright Medical Group, Inc. (I)	8,161	212,839
Zimmer Holdings, Inc. (D)	3,600	295,704

		21,416,329
Health Care Providers & Services - 22.1%
Acadia Healthcare Company, Inc. (I)	19,600	772,828
Aetna, Inc.	78,400	5,019,168
Air Methods Corp.	43,464	1,851,566
AmerisourceBergen Corp.	16,900	1,032,590
Bumrungrad Hospital PCL	162,800	426,777
Cardinal Health, Inc.	27,800	1,449,770
Catamaran Corp. (D)(I)	107,238	4,927,586
Centene Corp. (I)	10,200	652,392
Cigna Corp.	32,200	2,474,892
Community Health Systems, Inc.	7,300	302,950
DaVita HealthCare Partners, Inc. (I)	3,000	170,700
Diagnosticos da America SA	17,500	92,226
Envision Healthcare Holdings, Inc. (I)	14,700	382,641
Express Scripts Holding Company (I)	43,845	2,708,744
HCA Holdings, Inc.	34,200	1,462,050
Henry Schein, Inc. (I)	22,700	2,353,990
Humana, Inc.	49,600	4,629,168
Laboratory Corp. of America Holdings (I)	20,900	2,072,026
LCA-Vision, Inc. (I)	44,904	161,654
McKesson Corp.	27,600	3,541,080
MEDNAX, Inc. (I)	14,200	1,425,680
MWI Veterinary Supply, Inc. (I)	5,000	746,800
Odontoprev SA	47,400	208,095

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	10,000	$617,900
Select Medical Holdings Corp.	26,000	209,820
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	89,900	173,583
Sinopharm Group Company, Ltd., H Shares	50,400	126,384
Tenet Healthcare Corp. (I)	11,400	469,566
Triple-S Management Corp., Class B (I)	6,600	121,374
UnitedHealth Group, Inc.	93,400	6,688,374
Universal Health Services, Inc., Class B	39,750	2,980,853
WellCare Health Plans, Inc. (I)	23,300	1,624,942
WellPoint, Inc.	46,200	3,862,782

		55,740,951
Health Care Technology - 1.4%
athenahealth, Inc. (I)	14,800	1,606,688
Cerner Corp. (I)	14,600	767,230
HMS Holdings Corp. (I)	59,700	1,284,147

		3,658,065
Life Sciences Tools & Services - 4.6%
Agilent Technologies, Inc.	90,100	4,617,625
Bruker Corp. (I)	40,800	842,520
Covance, Inc. (I)	20,100	1,737,846
Illumina, Inc. (I)	4,850	392,026
Mettler-Toledo International, Inc. (I)	2,600	624,234
NanoString Technologies, Inc. (I)	14,500	159,500
Quintiles Transnational Holdings, Inc. (I)	5,000	224,400
Thermo Fisher Scientific, Inc.	31,200	2,875,080

		11,473,231
Pharmaceuticals - 18.4%
AbbVie, Inc.	120,300	5,381,019
Actavis PLC (I)	29,000	4,176,000
Allergan, Inc.	3,400	307,530
AVANIR Pharmaceuticals, Inc., Class A (I)	261,900	1,110,456
Bayer AG	8,821	1,040,121
Bayer AG, ADR	400	47,176
Bristol-Myers Squibb Company	62,000	2,869,360
Cadence Pharmaceuticals, Inc. (I)	99,100	625,321
CFR Pharmaceuticals SA	764,200	204,392
China Medical System Holdings, Ltd.	1,078,200	921,427
Depomed, Inc. (I)	16,200	121,176
Endocyte, Inc. (I)	6,600	87,978
Forest Laboratories, Inc. (I)	36,200	1,548,998
GlaxoSmithKline Pharmaceuticals, Ltd.	1,606	64,173
GlaxoSmithKline PLC	30,742	772,637
Hospira, Inc. (I)	6,400	251,008
Ipca Laboratories, Ltd.	30,693	350,282
Jazz Pharmaceuticals PLC (I)	19,100	1,756,627
Lijun International
Pharmaceutical Holding, Ltd.	168,000	56,335
Mallinckrodt PLC (I)	5,196	229,092
Merck & Company, Inc.	29,109	1,385,879
Natco Pharma, Ltd.	6,048	59,080
Nektar Therapeutics (I)	12,000	125,400
Optimer Pharmaceuticals, Inc. (I)	27,705	349,083
Pacira Pharmaceuticals, Inc. (I)	42,700	2,053,443
Questcor Pharmaceuticals, Inc.	20,000	1,160,000
Ranbaxy Laboratories, Ltd. (I)	18,713	98,399
Roche Holdings AG	7,295	1,967,882
Salix Pharmaceuticals, Ltd. (I)	7,900	528,352
Sawai Pharmaceutical Company, Ltd.	12,800	900,016
Shire PLC	11,824	473,437
Shire PLC, ADR	6,500	779,285

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Simcere Pharmaceutical Group, ADR (I)	19,800	$187,506
Stada Arzneimittel AG	8,043	407,787
Sun Pharmaceutical Industries, Ltd.	40,796	385,645
Supernus Pharmaceuticals, Inc. (I)	71,400	523,362
The Medicines Company (I)	86,055	2,884,564
Towa Pharmaceutical Company, Ltd.	9,500	472,312
UCB SA	18,373	1,118,476
Valeant Pharmaceuticals International, Inc. (I)	72,380	7,551,405
Vectura Group PLC (I)	35,633	64,196
ViroPharma, Inc. (I)	9,400	369,420
Warner Chilcott PLC, Class A	12,000	274,200
XenoPort, Inc. (I)	52,700	299,336
Zeneca, Inc. (I)	13,151	33,404

		46,372,977

		238,833,271
Industrials - 0.9%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	3,900	450,060
Professional Services - 0.7%
The Advisory Board Company (I)	31,400	1,867,672

		2,317,732
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.8%
FEI Company	22,400	1,966,720
IT Services - 0.3%
MAXIMUS, Inc.	17,100	770,184

		2,736,904
Materials - 0.2%
Chemicals - 0.2%
Monsanto Company	4,800	500,976

TOTAL COMMON STOCKS (Cost $157,617,093)		$245,382,901

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Ultragenyx Pharmaceutical, Inc. (R)	44,236	122,507
Information Technology - 0.1%
Castlight Health, Inc. (R)	27,963	168,800

TOTAL PREFERRED SECURITIES (Cost $291,307)		$291,307

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$56,546
Insulet Corp. 3.750%, 06/15/2016	52,000	75,205

TOTAL CONVERTIBLE BONDS (Cost $101,883)		$131,751

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	7,500	2,663

TOTAL RIGHTS (Cost $18,750)		$2,663

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	1,413	113
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	2,913

Health Sciences Trust (continued)
		Shares or
		Principal
		Amount	Value

WARRANTS (continued)
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120		$869
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600		4,769

TOTAL WARRANTS (Cost $3,079)			$8,664

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		$455,936	$455,936
T. Rowe Price Reserve Investment
Fund, 0.0316% (Y)	4,020,148		4,020,148

TOTAL SHORT-TERM INVESTMENTS (Cost $4,476,084)			$4,476,084

Total Investments (Health Sciences Trust)
(Cost $162,508,196) - 99.3%			$250,293,370
Other assets and liabilities, net - 0.7%			1,668,576

TOTAL NET ASSETS - 100.0%			$251,961,946

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$130,000	$119,600
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	4,436,000	1,965,194

			1,965,194
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	11,536,000	912,501
Venezuela - 0.4%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	85,635
5.750%, 02/26/2016	1,621,000		1,462,953

			1,548,588

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,076,747)			$4,545,883

CORPORATE BONDS - 88.4%
Consumer Discretionary - 20.2%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021	490,000		504,700
6.625%, 10/15/2022 (L)	880,000		902,000
American Greetings Corp.
7.375%, 12/01/2021	40,000		39,100
Beverage Packaging Holdings
Luxembourg II SA
8.000%, 12/15/2016 (S)	EUR	840,000	1,138,144
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		$710,839	673,145

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Burger King Capital Holdings LLC
(0.000% to 04/15/16, then 11.000%
thereafter)
04/15/2019 (S)	$360,000	$316,800
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	2,060,000	1,895,200
9.000%, 02/15/2020	420,000	394,800
11.250%, 06/01/2017	950,000	964,250
Carmike Cinemas, Inc.
7.375%, 05/15/2019	250,000	269,375
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	1,180,000	1,327,500
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	870,000	906,975
CCO Holdings LLC
6.500%, 04/30/2021	2,850,000	2,906,982
7.000%, 01/15/2019	1,300,000	1,376,375
8.125%, 04/30/2020	340,000	369,750
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022	750,000	763,850
7.625%, 03/15/2020	190,000	194,750
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)	1,900,000	1,981,700
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)	350,000	351,750
CSC Holdings LLC
6.750%, 11/15/2021	2,150,000	2,300,500
CST Brands, Inc.
5.000%, 05/01/2023 (S)	890,000	838,825
CVR Refining LLC
6.500%, 11/01/2022	520,000	505,050
Dana Holding Corp.
5.375%, 09/15/2021	880,000	864,600
6.000%, 09/15/2023	880,000	873,400
DISH DBS Corp.
4.625%, 07/15/2017	830,000	848,675
6.750%, 06/01/2021	1,770,000	1,860,713
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	630,400
Dufry Finance SCA
5.500%, 10/15/2020 (S)	400,000	403,365
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	1,043,400
El Pollo Loco, Inc., PIK
17.000%, 01/01/2018 (S)	1,585,068	1,664,337
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	300,163
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	2,263
Gannett Company, Inc.
6.375%, 10/15/2023 (S)	1,080,000	1,073,250
General Motors Financial Company, Inc.
4.250%, 05/15/2023 (S)	400,000	365,500
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	290,000	294,350
Good Sam Enterprises LLC
11.500%, 12/01/2016	820,000	881,500
Gymboree Corp.
9.125%, 12/01/2018 (L)	1,380,000	1,348,950
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	2,020,000	2,030,100

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)	$1,020,000	$1,040,400
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	500,000	513,750
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	660,000	691,350
Landry’s, Inc.
9.375%, 05/01/2020 (S)	2,366,000	2,496,130
Laureate Education, Inc.
9.250%, 09/01/2019 (S)	520,000	561,600
LKQ Corp.
4.750%, 05/15/2023 (S)	1,200,000	1,113,000
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	1,760,000	1,689,600
MDC Partners, Inc.
6.750%, 04/01/2020 (S)	500,000	506,250
MGM Resorts International
6.625%, 12/15/2021	200,000	207,000
7.750%, 03/15/2022	330,000	357,638
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	730,000	762,850
Monitronics International, Inc.
9.125%, 04/01/2020	1,710,000	1,791,225
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	1,150,000	1,213,250
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)	510,000	508,725
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)	140,000	143,500
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)	1,000,000	1,000,000
Ono Finance II PLC
10.875%, 07/15/2019 (S)	840,000	894,600
Paris Las Vegas Holding LLC
8.000%, 10/01/2020 (S)	1,240,000	1,240,000
Quiksilver, Inc.
7.875%, 08/01/2018 (L)(S)	250,000	260,625
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	1,770,000	2,297,608
Service Corp. International
7.500%, 04/01/2027	480,000	508,800
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019	990,000	1,079,100
Sinclair Television Group, Inc.
5.375%, 04/01/2021	620,000	589,000
6.375%, 11/01/2021 (S)	200,000	199,500
Snoqualmie Entertainment Authority
4.147%, 02/01/2014 (P)(S)	240,000	237,600
Sotheby’s
5.250%, 10/01/2022 (S)	1,460,000	1,383,350
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)	120,000	124,500
Speedway Motorsports, Inc.
6.750%, 02/01/2019	120,000	127,500
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)	600,000	639,000
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)	2,100,000	2,047,500
Standard Pacific Corp.
6.250%, 12/15/2021	480,000	480,000
Stewart Enterprises, Inc.
6.500%, 04/15/2019	220,000	233,200

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
StoneMor Partners LP
7.875%, 06/01/2021 (S)	$530,000	$544,575
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)	250,000	233,125
7.750%, 04/15/2020 (S)	1,992,000	2,176,260
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	880,000	822,800
The William Carter Company
5.250%, 08/15/2021 (S)	570,000	570,000
Time Warner Cable, Inc.
8.250%, 04/01/2019	471,000	545,350
8.750%, 02/14/2019	1,277,000	1,502,719
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)	1,300,000	1,231,750
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	70,000	67,025
6.750%, 09/15/2022 (S)	250,000	263,750
6.875%, 05/15/2019 (S)	2,610,000	2,792,700
Virgin Media Finance PLC
6.375%, 04/15/2023 (S)	2,660,000	2,646,700
WCI Communities, Inc.
6.875%, 08/15/2021 (S)	870,000	835,200
William Lyon Homes, Inc.
8.500%, 11/15/2020	760,000	801,800
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)	830,000	830,000

		78,208,392
Consumer Staples - 4.0%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)	1,270,000	1,193,800
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	380,000	388,550
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)	1,080,000	1,147,500
Constellation Brands, Inc.
4.250%, 05/01/2023	540,000	495,450
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	890,000	916,700
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)	620,000	562,650
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	480,000	496,800
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	520,000	495,950
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,366,875
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	1,430,000	1,290,575
Pactiv LLC
7.950%, 12/15/2025	340,000	309,400
8.375%, 04/15/2027	1,000,000	910,000
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	1,170,000	1,229,963
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	572,138
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,760,000	1,843,600
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)	1,120,000	1,135,400
The Sun Products Corp.
7.750%, 03/15/2021 (S)	700,000	644,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	$580,000	$591,600

		15,590,951
Energy - 18.6%
Access Midstream Partners LP
6.125%, 07/15/2022	2,400,000	2,466,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	760,660
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)	890,000	881,100
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	470,000	364,250
9.875%, 06/15/2019 (S)	1,980,000	1,762,200
Atlas Pipeline Partners LP
4.750%, 11/15/2021 (S)	1,180,000	1,066,425
5.875%, 08/01/2023 (S)	570,000	535,800
6.625%, 10/01/2020 (S)	260,000	265,200
Atwood Oceanics, Inc.
6.500%, 02/01/2020	950,000	995,125
Basic Energy Services, Inc.
7.750%, 10/15/2022	40,000	38,700
Berry Petroleum Company
6.750%, 11/01/2020	2,500,000	2,543,750
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	1,390,000	1,525,525
9.625%, 08/01/2020	630,000	696,150
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	330,000	349,800
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)	1,585,000	1,644,438
6.625%, 08/15/2020	210,000	225,750
9.500%, 02/15/2015	20,000	22,025
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	400,000	411,000
Comstock Resources, Inc.
9.500%, 06/15/2020	540,000	588,600
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,200,000	1,190,400
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,340,000	1,437,150
Continental Resources, Inc.
4.500%, 04/15/2023	560,000	549,500
5.000%, 09/15/2022	1,550,000	1,559,688
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,211,996	1,207,009
Crosstex Energy LP
7.125%, 06/01/2022	330,000	339,900
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	450,000	429,750
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020	690,000	727,088
12.250%, 03/01/2022 (S)	870,000	978,750
Energy XXI Gulf Coast, Inc.
7.500%, 12/15/2021 (S)	220,000	218,900
EPE Holdings LLC, PIK
8.875%, 12/15/2017 (S)	573,592	598,687
EXCO Resources, Inc.
7.500%, 09/15/2018	630,000	600,075
First Wind Capital LLC
10.250%, 06/01/2018 (S)	1,400,000	1,505,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,250,000	1,250,000

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Frac Tech Services LLC
8.125%, 11/15/2018 (S)	$556,000	$603,260
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	1,240,000	1,240,000
Halcon Resources Corp.
8.875%, 05/15/2021	2,560,000	2,624,000
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	1,200,000	1,200,000
8.750%, 07/15/2021 (S)	880,000	932,800
Key Energy Services, Inc.
6.750%, 03/01/2021	970,000	960,300
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,660,000	2,906,050
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	2,970,000	3,073,950
MarkWest Energy Partners LP
4.500%, 07/15/2023	2,160,000	2,035,800
6.250%, 06/15/2022	19,000	19,998
6.500%, 08/15/2021	527,000	563,890
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,620,000	1,587,600
7.000%, 03/31/2024 (S)	270,000	271,688
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	1,370,000	1,034,350
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	770,000	766,150
Natural Resource Partners LP
9.125%, 10/01/2018 (S)	810,000	816,075
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	1,140,000	977,550
8.750%, 12/01/2013 (H)	120,000	105,300
Pacific Drilling SA
5.375%, 06/01/2020 (S)	930,000	906,750
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	320,000	344,000
Pan American Energy LLC
7.875%, 05/07/2021	299,000	299,000
Parker Drilling Company
9.125%, 04/01/2018	770,000	823,900
Peabody Energy Corp.
6.000%, 11/15/2018	300,000	299,250
6.500%, 09/15/2020	1,350,000	1,329,750
7.875%, 11/01/2026	350,000	351,750
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)	550,000	519,063
Petrobras Global Finance BV
4.375%, 05/20/2023	1,330,000	1,217,173
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	360,000	390,600
Plains Exploration & Production Company
6.125%, 06/15/2019	1,330,000	1,426,009
6.500%, 11/15/2020	110,000	118,050
6.750%, 02/01/2022	270,000	289,025
6.875%, 02/15/2023	270,000	289,575
QEP Resources, Inc.
5.375%, 10/01/2022	980,000	935,900
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)	1,460,000	1,383,350
Regency Energy Partners LP
4.500%, 11/01/2023 (S)	960,000	868,800
5.500%, 04/15/2023	220,000	211,200
Samson Investment Company
10.250%, 02/15/2020 (S)	2,500,000	2,650,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		$1,530,000	$1,491,750
SESI LLC
7.125%, 12/15/2021		1,120,000	1,223,600
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		470,000	499,375
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		290,000	281,300
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		500,000	516,250
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		490,000	443,450
6.375%, 08/01/2022		525,000	546,000
Tesoro Logistics LP
5.875%, 10/01/2020		60,000	59,850
Xinergy Corp.
9.250%, 05/15/2019 (S)		1,110,000	810,300

			71,978,176
Financials - 6.7%
Ally Financial, Inc.
5.500%, 02/15/2017		220,000	230,917
8.000%, 03/15/2020		500,000	575,000
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		980,000	857,500
Barclays Bank PLC
7.625%, 11/21/2022 (L)		320,000	317,200
10.179%, 06/12/2021 (S)		880,000	1,139,794
CIT Group, Inc.
4.250%, 08/15/2017		1,210,000	1,232,688
5.000%, 08/01/2023		1,160,000	1,123,545
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		250,000	246,250
Corrections Corp. of America
4.125%, 04/01/2020		230,000	217,925
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (L)(Q)(S)		460,000	503,125
Denali Borrower LLC
5.625%, 10/15/2020 (S)		980,000	951,825
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		350,000	355,250
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,460,000	1,481,900
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	768,392
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053		$570,000	520,984
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		1,100,000	1,177,000
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		380,000	332,500
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	464,400
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		790,000	800,708
Nationstar Mortgage LLC
6.500%, 08/01/2018 to 07/01/2021		840,000	841,350

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage LLC (continued)
7.875%, 10/01/2020	$950,000	$990,375
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)	1,790,000	1,772,100
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)	910,000	814,450
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,070,000	1,391,000
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)	130,000	141,375
Renaissance Acquisition Corp.
6.875%, 08/15/2021 (S)	910,000	898,625
Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	222,193
SLM Corp.
8.000%, 03/25/2020	1,110,000	1,198,800
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	480,000	502,800
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	470,000	479,400
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)	1,540,000	1,539,366
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	720,000	738,000
TMX Finance LLC
8.500%, 09/15/2018 (S)	420,000	438,900
Watco Companies LLC
6.375%, 04/01/2023 (S)	650,000	643,500

		25,909,137
Health Care - 4.2%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)	390,000	393,900
12.875%, 11/01/2018	390,000	469,950
Alere, Inc.
6.500%, 06/15/2020	790,000	783,088
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)	770,000	770,000
CRC Health Corp.
10.750%, 02/01/2016	1,060,000	1,060,000
DJO Finance LLC
9.750%, 10/15/2017	210,000	212,100
9.875%, 04/15/2018	890,000	943,400
ExamWorks Group, Inc.
9.000%, 07/15/2019	1,000,000	1,075,000
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)	790,000	809,750
HCA Holdings, Inc.
6.250%, 02/15/2021	2,160,000	2,195,100
7.750%, 05/15/2021	1,000,000	1,063,750
IASIS Healthcare LLC
8.375%, 05/15/2019	1,070,000	1,110,125
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)	270,000	303,413
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (H)(S)	1,150,000	448,500
Radnet Management, Inc.
10.375%, 04/01/2018	1,460,000	1,543,950

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	$1,130,000	$1,155,425
6.750%, 02/01/2020	1,520,000	1,516,200
8.125%, 04/01/2022 (S)	450,000	469,688

		16,323,339
Industrials - 11.1%
Aguila 3 SA
7.875%, 01/31/2018 (S)	990,000	1,034,550
Air Canada
8.750%, 04/01/2020 (S)	800,000	809,608
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	460,000	454,618
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	164,863	174,343
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	359,442	368,428
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	260,000	250,250
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	1,790,000	1,691,550
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	491,875
American Reprographics Company
10.500%, 12/15/2016	1,382,000	1,444,190
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)	490,000	460,600
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	670,000	708,525
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	509,600
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	780,000	721,500
CMA CGM SA
8.500%, 04/15/2017 (S)	1,480,000	1,391,200
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015	199,443	211,909
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	121,406	124,284
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014	485,707	492,993
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	686,205	763,403
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016	494,626	545,944
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	472,617	493,885
Dematic SA
7.750%, 12/15/2020 (S)	2,760,000	2,870,400
Ducommun, Inc.
9.750%, 07/15/2018	540,000	599,400

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		$1,535,000	$1,502,381
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		950,000	983,250
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,023,660	1,064,606
GenCorp, Inc.
7.125%, 03/15/2021 (S)		380,000	398,050
H&E Equipment Services, Inc.
7.000%, 09/01/2022		1,420,000	1,512,300
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	796,100
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		1,040,000	954,200
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	510,160
Horizon Lines LLC
11.000%, 10/15/2016		$469,000	466,655
Horizon Lines LLC, PIK
13.000%, 10/15/2016		785,679	734,610
International Lease Finance Corp.
8.250%, 12/15/2020		2,340,000	2,667,600
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	556,500
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	465,350
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	220,000	344,503
Kloeckner Pentaplast GmbH & Company
KG
11.625%, 07/15/2017		180,000	281,866
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$1,270,000	1,381,125
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017 (L)		1,170,000	1,213,875
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		840,000	852,600
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	955,300
Rexel SA
5.250%, 06/15/2020 (S)		660,000	643,500
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		1,510,000	1,638,350
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		690,000	746,925
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (S)		770,000	811,913
United Rentals North America, Inc.
7.625%, 04/15/2022		750,000	815,625
8.375%, 09/15/2020		880,000	974,600
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		60,000	61,350
US Airways 2012-2 Class C Pass
Through Trust
5.450%, 06/03/2018		970,000	911,800
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		280,000	266,000
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,585,000	1,581,038

			42,705,187

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 2.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$780,000	$793,650
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		770,000	770,963
6.125%, 09/15/2023 (S)		640,000	643,200
Ancestry.com, Inc.
11.000%, 12/15/2020		430,000	490,200
APX Group, Inc.
6.375%, 12/01/2019 (S)		510,000	481,950
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		50,000	51,000
Bankrate, Inc.
6.125%, 08/15/2018 (S)		310,000	309,225
First Data Corp.
6.750%, 11/01/2020 (S)		450,000	465,750
12.625%, 01/15/2021		1,620,000	1,782,000
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		1,250,000	1,276,563
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		630,000	650,475
NXP BV
5.750%, 03/15/2023 (S)		320,000	316,800
VeriSign, Inc.
4.625%, 05/01/2023 (S)		1,250,000	1,175,000
Zayo Group LLC
8.125%, 01/01/2020		820,000	896,875

			10,103,651
Materials - 9.4%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		450,000	462,375
Appleton Papers, Inc.
11.250%, 12/15/2015		1,375,000	1,550,313
ArcelorMittal 6.000%, 03/01/2021		200,000	205,000
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		443,362	469,964
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		240,000	228,600
7.000%, 11/15/2020 (S)		520,000	499,200
7.375%, 10/15/2017 (S)	EUR	290,000	417,028
9.125%, 10/15/2020 (S)		$2,690,000	2,842,800
Ball Corp. 4.000%, 11/15/2023		1,220,000	1,094,950
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		940,000	857,750
Barrick Gold Corp. 4.100%, 05/01/2023		240,000	211,432
BOE Intermediate Holding Corp., PIK
9.000%, 11/01/2017 (S)		360,000	376,200
Cemex SAB de CV 9.000%, 01/11/2018		200,000	215,500
Clearwater Paper Corp.
4.500%, 02/01/2023		350,000	315,000
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)		1,130,000	1,141,300
Eagle Spinco, Inc. 4.625%, 02/15/2021 (S)		995,000	955,200
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,173,000
9.500%, 04/24/2018		100,000	108,250
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		210,000	224,070
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)		390,000	399,750
6.875%, 02/01/2018 to 04/01/2022 (S)		2,390,000	2,444,000
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		570,000	627,000

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		$780,000	$762,450
JW Aluminum Company
11.500%, 11/15/2017 (S)		860,000	866,450
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	794,884
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		$1,330,000	1,097,250
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		560,000	218,400
Molycorp, Inc. 10.000%, 06/01/2020 (L)		1,070,000	1,067,325
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		1,480,000	1,491,100
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		1,240,000	1,088,100
Ryerson, Inc. 9.000%, 10/15/2017		760,000	786,600
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	83,700
8.375%, 06/15/2019 (S)		1,040,000	1,086,800
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		1,420,000	1,238,950
Steel Dynamics, Inc. 6.125%, 08/15/2019		320,000	333,600
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		310,000	322,400
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		1,390,000	1,508,150
12.500%, 05/01/2019		100,000	102,500
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		2,340,000	2,223,000
6.750%, 06/07/2016 (S)		710,000	727,750
8.750%, 01/15/2014 (S)		570,000	578,550
Verso Paper Holdings LLC
11.750%, 01/15/2019 (L)		610,000	629,825
11.750%, 01/15/2019		287,000	189,420
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		2,190,000	2,321,400

			36,337,286
Telecommunication Services - 8.4%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		629,000	588,115
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		1,380,000	1,504,200
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		1,190,000	1,112,650
7.250%, 04/01/2019 to 10/15/2020		1,460,000	1,559,275
7.500%, 04/01/2021		1,130,000	1,220,400
Intelsat Luxembourg SA
6.750%, 06/01/2018 (S)		50,000	51,875
Level 3 Financing, Inc.
7.000%, 06/01/2020		120,000	121,200
8.625%, 07/15/2020		1,650,000	1,802,625
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		920,000	993,600
Softbank Corp.
4.500%, 04/15/2020 (S)		1,630,000	1,566,430
Sprint Capital Corp.
6.875%, 11/15/2028		540,000	481,950
8.750%, 03/15/2032		4,345,000	4,415,606
Sprint Communications, Inc.
6.000%, 11/15/2022		570,000	524,400
9.000%, 11/15/2018 (S)		820,000	961,450
Sprint Corp.
7.875%, 09/15/2023 (S)		1,990,000	2,029,800

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
tw telecom holdings, inc.
6.375%, 09/01/2023 (S)	$1,690,000	$1,681,550
UPC Holding BV
9.875%, 04/15/2018 (S)	210,000	227,850
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	350,000	371,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	858,600
Verizon Communications, Inc.
5.150%, 09/15/2023	1,280,000	1,372,471
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,377,935
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	484,725
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	1,490,000	1,542,150
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	3,055,371	3,017,179
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023	2,430,000	2,418,025

		32,285,061
Utilities - 3.2%
AES Corp.
4.875%, 05/15/2023	260,000	243,100
7.375%, 07/01/2021	690,000	759,000
Atlantic Power Corp.
9.000%, 11/15/2018	2,410,000	2,422,050
Calpine Corp.
7.500%, 02/15/2021 (S)	250,000	265,625
7.875%, 01/15/2023 (S)	650,000	684,125
GenOn Americas Generation LLC
9.125%, 05/01/2031	710,000	745,500
GenOn REMA LLC
9.237%, 07/02/2017	1,898,099	1,902,844
9.681%, 07/02/2026	510,000	540,600
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)	712,828	702,136
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	447,736	474,600
10.060%, 12/30/2028	1,627,072	1,757,237
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,112,400
Suburban Propane Partners LP
7.375%, 03/15/2020	599,000	639,433

		12,248,650

TOTAL CORPORATE BONDS (Cost $348,970,462)		$341,689,830

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,000,000	855,000
ZFS Finance USA Trust II (6.450% to
6-15-16 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	740,000	780,700

		1,635,700

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,553,877)		$1,635,700

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	717,000	$76,687

TERM LOANS (M) - 2.5%
Consumer Discretionary - 1.3%
Equinox Holdings, Inc.
9.750%, 07/31/2020		$630,000	637,875
Gymboree Corp.
5.000%, 02/23/2018		310,000	299,261
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		1,133,333	1,212,667
The Neiman Marcus Group, Inc.,
TBD 09/15/2014 (T)		2,970,000	2,970,000

			5,119,803
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	273,600
Energy - 0.2%
FTS International, Inc.
8.500%, 05/06/2016		620,000	607,600
Health Care - 0.1%
Immucor, Inc.
5.000%, 08/17/2018		303,688	305,017
Industrials - 0.7%
Commercial Barge Line Company
10.750%, 03/22/2020		1,860,000	1,757,700
Intelligrated, Inc.
10.500%, 01/30/2020		1,070,000	1,088,725

			2,846,425
Materials - 0.1%
Kronos, Inc.
9.750%, 04/30/2020		510,000	527,213

TOTAL TERM LOANS (Cost $9,475,790)			$9,679,658

COMMON STOCKS - 2.3%
Consumer Discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)		43,365	$86,730
Lear Corp.		2,315	165,685
PB Investors II LLC (I)		127,402	0
Tropicana Entertainment LLC (I)		7,500	33,751
Vertis Holdings, Inc. (I)		69,391	0
William Lyon Homes, Class A (I)		2,875	58,420

			344,586
Financials - 1.1%
Citigroup, Inc.		32,112	1,557,753
KCAD Holdings I, Ltd. (I)		165,553,563	1,504,882
Realogy Holdings Corp. (I)		27,390	1,178,318

			4,240,953
Industrials - 1.0%
DeepOcean Group Holdings AS (I)		83,286	3,073,253
Horizon Lines, Inc., Class A (I)		373,764	500,844
Nortek, Inc. (I)		2,790	191,701

			3,765,798
Materials - 0.1%
LyondellBasell Industries NV, Class A		6,013	440,332

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR (I)	13,302	$35,915

TOTAL COMMON STOCKS (Cost $8,629,592)		$8,827,584

PREFERRED SECURITIES - 3.0%
Financials - 3.0%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	200,000	$5,494,000
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	133,112	3,560,746
Santander Finance Preferred
SAU, 10.500% (L)	2,489	2,515,446

		11,570,192
Materials - 0.0%
ArcelorMittal, 6.000%	5,400	116,046

TOTAL PREFERRED SECURITIES (Cost $11,900,468)		$11,686,238

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,688

		45,563

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,563

WARRANTS - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	259	36,063
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	506

TOTAL WARRANTS (Cost $0)		$36,569

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	764,704	$7,653,315

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,652,662)		$7,653,315

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 2.0%
Repurchase Agreement with Deutsche
Bank dated 09/30/2013 at 0.090% to be
repurchased at $7,200,018 on
10/01/2013, collateralized by
$6,675,000 Federal National Mortgage
Association, 4.375% due 10/15/2015
(valued at $7,209,668,
including interest)	$7,200,000	7,200,000

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at
0.000% to be repurchased at $297,000
on 10/01/2013, collateralized by
$305,000 U.S. Treasury Note, 1.375%
due 12/31/2018 (valued at $304,619,
including interest)		$297,000	$297,000

			7,497,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,497,000)			$7,497,000

Total Investments (High Yield Trust)
(Cost $401,309,689) - 101.8%			$393,374,027
Other assets and liabilities, net - (1.8%)			(6,986,801)

TOTAL NET ASSETS - 100.0%			$386,387,226

Income Trust
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 32.1%
Consumer Discretionary - 5.5%
Academy, Ltd. 9.250%, 08/01/2019 (S)		$400,000	$446,000
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,240,000
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		1,200,000	1,104,000
11.250%, 06/01/2017		450,000	456,750
CCO Holdings LLC
5.125%, 02/15/2023		900,000	825,750
6.500%, 04/30/2021		1,000,000	1,020,000
Chrysler Group LLC 8.000%, 06/15/2019		3,000,000	3,315,000
Clear Channel Communications, Inc.
9.000%, 12/15/2019 to 03/01/2021		1,719,000	1,675,870
CSC Holdings LLC 6.750%, 11/15/2021		2,000,000	2,140,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019		700,000	726,250
DISH DBS Corp. 5.000%, 03/15/2023		1,500,000	1,391,250
KB Home 7.500%, 09/15/2022		700,000	728,000
Landry’s, Inc. 9.375%, 05/01/2020 (S)		2,000,000	2,110,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		500,000	540,000
MGM Resorts International
6.750%, 10/01/2020		400,000	420,000
10.000%, 11/01/2016		1,500,000	1,785,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		1,600,000	1,628,000
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,767,000

			24,318,870
Consumer Staples - 2.8%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)		1,000,000	940,000
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	1,041,695
9.875%, 04/30/2018 (S)	GBP	750,000	1,335,593
Ceridian Corp. 11.250%, 11/15/2015		$1,000,000	1,010,000
Dean Foods Company 9.750%, 12/15/2018		900,000	1,019,250
JBS USA LLC
7.250%, 06/01/2021 (S)		1,200,000	1,188,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
JBS USA LLC (continued)
8.250%, 02/01/2020 (S)	$700,000	$736,750
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	903,375
7.875%, 08/15/2019	300,000	330,000
9.875%, 08/15/2019	1,500,000	1,627,500
SUPERVALU, Inc. 8.000%, 05/01/2016	1,300,000	1,423,500
US Foods, Inc. 8.500%, 06/30/2019	800,000	843,000

		12,398,663
Energy - 5.5%
Antero Resources Finance Corp.
7.250%, 08/01/2019	300,000	316,500
Arch Coal, Inc. 7.000%, 06/15/2019 (L)	750,000	581,250
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	483,750
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,210,500
6.875%, 11/15/2020	100,000	108,000
7.250%, 12/15/2018	2,000,000	2,265,000
CONSOL Energy, Inc. 8.250%, 04/01/2020	1,400,000	1,501,500
El Paso Corp. 7.750%, 01/15/2032	300,000	306,657
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,110,000
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,125,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)	613,000	642,884
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,757,375
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020 (S)	500,000	525,000
Offshore Group Investment, Ltd.
7.500%, 11/01/2019	2,200,000	2,315,500
Peabody Energy Corp.
6.250%, 11/15/2021 (L)	1,500,000	1,455,000
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	880,000
Samson Investment Company
10.250%, 02/15/2020 (S)	1,800,000	1,908,000
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)	900,000	877,500
SandRidge Energy, Inc.
7.500%, 03/15/2021	500,000	505,000
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,272,000

		24,146,416
Financials - 3.2%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,646,250
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	526,250
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,137,493
Nationstar Mortgage LLC
9.625%, 05/01/2019	2,000,000	2,225,000
Nuveen Investments, Inc
9.500%, 10/15/2020 (S)	1,800,000	1,759,500

		14,294,493
Health Care - 2.7%
Grifols, Inc. 8.250%, 02/01/2018	600,000	644,250
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020	3,000,000	3,251,250

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
HCA, Inc. (continued)
7.500%, 02/15/2022		$1,200,000	$1,317,000
Tenet Healthcare Corp.
8.000%, 08/01/2020		953,000	1,010,180
9.250%, 02/01/2015		3,400,000	3,714,500
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (S)		1,400,000	1,508,500
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019		500,000	536,250

			11,981,930
Industrials - 1.2%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,188,000
CEVA Group PLC 4.000%, 05/01/2018 (S)		2,100,000	1,764,000
Navistar International Corp.
8.250%, 11/01/2021 (L)		1,100,000	1,113,750
United Rentals North America, Inc.
8.375%, 09/15/2020 (L)		900,000	996,750

			5,062,500
Information Technology - 4.7%
CDW LLC
8.500%, 04/01/2019		2,500,000	2,762,500
12.535%, 10/12/2017		257,000	267,280
First Data Corp.
8.250%, 01/15/2021 (S)		3,500,000	3,613,750
11.250%, 03/31/2016 (L)		3,713,000	3,713,000
12.625%, 01/15/2021		3,050,000	3,355,000
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,567,920
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		2,000,000	2,105,000
10.125%, 12/15/2016		979,000	1,003,475
10.750%, 08/01/2020		1,676,000	1,864,550
Infor US, Inc. 9.375%, 04/01/2019		200,000	223,500
SRA International, Inc.
11.000%, 10/01/2019		300,000	312,000

			20,787,975
Materials - 2.8%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		1,000,000	1,057,500
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020		600,000	616,500
Cemex SAB de CV
5.875%, 03/25/2019 (S)		500,000	480,000
9.000%, 01/11/2018 (S)		3,000,000	3,232,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (L)(S)		1,000,000	1,045,000
7.000%, 11/01/2015 (S)		500,000	515,000
INEOS Finance PLC
8.375%, 02/15/2019 (S)		700,000	771,750
INEOS Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,111,534	1,518,777
Inmet Mining Corp.
8.750%, 06/01/2020 (S)		$900,000	963,000
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	2,027,429

			12,227,456
Telecommunication Services - 2.3%
Cricket Communications, Inc.
7.750%, 10/15/2020		$2,300,000	2,604,750

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Frontier Communications Corp.
8.500%, 04/15/2020		$500,000	$552,500
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		3,000,000	3,517,500
Sprint Nextel Corp. 11.500%, 11/15/2021		1,500,000	1,927,500
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,501,140

			10,103,390
Utilities - 1.4%
Calpine Corp.
7.500%, 02/15/2021 (S)		900,000	956,250
7.875%, 07/31/2020 (S)		720,000	775,800
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	432,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	4,000,000

			6,164,050

TOTAL CORPORATE BONDS (Cost $130,610,619)			$141,485,743

CONVERTIBLE BONDS - 1.1%
Consumer Discretionary - 0.5%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	2,237,885
Materials - 0.6%
Cemex SAB de CV
3.250%, 03/15/2016		$1,350,000	1,718,719
3.750%, 03/15/2018		805,000	1,046,500

			2,765,219

TOTAL CONVERTIBLE BONDS (Cost $4,075,860)			$5,003,104

TERM LOANS (M) - 2.1%
Consumer Discretionary - 0.8%
Clear Channel Communications, Inc.
3.829%, 01/29/2016		861,048	810,461
6.929%, 01/30/2019		2,539,722	2,342,101
SuperMedia, Inc., PIK
11.600%, 12/30/2016		402,953	312,540

			3,465,102
Industrials - 0.8%
Drillships Financing Holding, Inc.
5.500%, 07/15/2016		2,000,000	2,020,000
Navistar, Inc.
5.750%, 08/17/2017		760,128	766,779
US Investigations Services, Inc.
5.000%, 02/21/2015		678,902	662,495

			3,449,274
Information Technology - 0.5%
First Data Corp.
4.180%, 03/23/2018		1,584,873	1,569,874
SRA International, Inc.
6.500%, 07/20/2018		817,143	808,291

			2,378,165

TOTAL TERM LOANS (Cost $9,268,139)			$9,292,541

COMMON STOCKS - 55.9%
Consumer Discretionary - 0.3%
Media - 0.0%
Dex Media, Inc. (I)(L)		19,933	$162,055

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.3%
Target Corp.	18,110	$1,158,678

		1,320,733
Consumer Staples - 1.1%
Beverages - 0.9%
PepsiCo, Inc.	35,920	2,855,640
The Coca-Cola Company	34,470	1,305,724

		4,161,364
Food & Staples Retailing - 0.2%
Safeway, Inc.	25,540	817,025

		4,978,389
Energy - 11.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	38,670	1,898,697
Halliburton Company	77,910	3,751,367
Schlumberger, Ltd.	38,060	3,362,982
Transocean, Ltd.	35,000	1,557,500
Weatherford International, Ltd. (I)	70,000	1,073,100

		11,643,646
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	18,020	1,675,680
BP PLC, ADR	170,000	7,145,100
Callon Petroleum Company (I)	50,000	273,500
Canadian Oil Sands, Ltd.	190,000	3,681,763
Chesapeake Energy Corp.	40,000	1,035,200
Chevron Corp.	32,230	3,915,945
Devon Energy Corp.	10,000	577,600
Exxon Mobil Corp.	30,000	2,581,200
Royal Dutch Shell PLC, ADR	154,414	10,141,912
Spectra Energy Corp.	73,370	2,511,455
The Williams Companies, Inc.	46,570	1,693,285
Total SA, ADR (L)	25,000	1,448,000

		36,680,640

		48,324,286
Financials - 5.2%
Capital Markets - 0.2%
BlackRock, Inc.	3,300	893,046
Commercial Banks - 2.4%
Barclays PLC	150,000	645,365
HSBC Holdings PLC	250,000	2,709,304
Wells Fargo & Company	174,800	7,222,736

		10,577,405
Diversified Financial Services - 2.3%
Bank of America Corp.	300,000	4,140,000
JPMorgan Chase & Company	120,000	6,202,800

		10,342,800
Insurance - 0.3%
MetLife, Inc.	15,309	718,758
QBE Insurance Group, Ltd.	33,339	456,389

		1,175,147

		22,988,398
Health Care - 6.0%
Pharmaceuticals - 6.0%
Johnson & Johnson	46,010	3,988,607
Merck & Company, Inc.	167,130	7,957,059
Pfizer, Inc.	200,000	5,742,000
Roche Holdings AG	23,430	6,320,423

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi, ADR	50,000	$2,531,500

		26,539,589

		26,539,589
Industrials - 3.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	16,000	2,040,800
Raytheon Company	19,110	1,472,808

		3,513,608
Air Freight & Logistics - 0.2%
CEVA Group PLC (I)	1,115	975,686
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	22,620	754,603
Waste Management, Inc.	65,340	2,694,622

		3,449,225
Industrial Conglomerates - 1.5%
General Electric Company	281,620	6,727,902
Machinery - 0.2%
Caterpillar, Inc.	7,930	661,124

		15,327,545
Information Technology - 3.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	77,810	1,822,310
Computers & Peripherals - 0.7%
Apple, Inc.	5,950	2,836,663
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	256,460	5,878,063
Texas Instruments, Inc.	40,350	1,624,895
Broadcom Corp., Class A	37,910	986,039

		8,488,997
Software - 0.6%
Microsoft Corp.	61,640	2,053,228
Oracle Corp.	20,410	677,000

		2,730,228

		15,878,198
Materials - 9.3%
Chemicals - 4.7%
Agrium, Inc. (L)	35,000	2,941,050
E.I. du Pont de Nemours & Company	69,450	4,066,992
LyondellBasell Industries NV, Class A	75,000	5,492,250
The Dow Chemical Company	183,430	7,043,712
The Mosaic Company	25,180	1,083,244

		20,627,248
Metals & Mining - 4.6%
AngloGold Ashanti, Ltd., ADR (L)	28,736	381,611
Barrick Gold Corp.	89,750	1,671,145
BHP Billiton PLC	161,680	4,762,081
Freeport-McMoRan Copper & Gold, Inc.	137,150	4,536,922
Goldcorp, Inc.	65,440	1,702,094
Newmont Mining Corp.	93,750	2,634,375
Rio Tinto PLC, ADR (L)	97,451	4,751,711

		20,439,939

		41,067,187

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	140,000	$4,734,800
Frontier Communications Corp. (L)	75,000	312,750
Telstra Corp., Ltd.	500,000	2,318,836
Vivendi SA	10,200	234,745

		7,601,131
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	1,399,000	4,933,192

		12,534,323
Utilities - 13.1%
Electric Utilities - 7.9%
American Electric Power Company, Inc.	70,000	3,034,500
Duke Energy Corp.	137,082	9,154,336
Entergy Corp.	50,000	3,159,500
Exelon Corp.	115,000	3,408,600
FirstEnergy Corp.	60,000	2,187,000
NextEra Energy, Inc.	53,345	4,276,135
Pinnacle West Capital Corp.	27,430	1,501,518
PPL Corp.	35,500	1,078,490
The Southern Company	93,030	3,830,975
Xcel Energy, Inc.	110,000	3,037,100

		34,668,154
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	2,301,500
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (I)	110,168	2,128,446
Multi-Utilities - 4.2%
Dominion Resources, Inc.	60,070	3,753,174
PG&E Corp.	112,400	4,599,408
Public Service Enterprise Group, Inc.	150,000	4,939,500
Sempra Energy	49,950	4,275,720
TECO Energy, Inc.	59,000	975,860

		18,543,662

		57,641,762

TOTAL COMMON STOCKS (Cost $232,455,720)		$246,600,410

PREFERRED SECURITIES - 5.9%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Company,
Series B, 4.750%	23,600	1,183,540
Energy - 1.1%
Energy Equipment & Services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	29,450
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp., 5.750% (S)	1,900	2,095,938
Sandridge Energy, Inc., 7.000%	26,500	2,643,375

		4,739,313

		4,768,763
Financials - 4.1%
Commercial Banks - 1.2%
Wells Fargo & Company, Series L, 7.500%	4,600	5,232,546
Consumer Finance - 0.3%
Ally Financial, Inc., 7.000% (S)	1,341	1,281,326
Diversified Financial Services - 1.5%
Bank of America Corp., Series L, 7.250%	5,350	5,778,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company, 7.500%	2,000,000	$910,400

		6,688,400
Insurance - 0.1%
MetLife, Inc., 5.000%	27,000	773,820
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,175,300
Thrifts & Mortgage Finance - 0.5%
Federal Home Loan Mortgage Corp.,
Series Z (higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	555,165
Federal National Mortgage Association,
Series S (higher of 3 month
LIBOR + 4.230% or 7.750%) (I)	79,300	463,112
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	313,040
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	401,600
Federal National Mortgage
Association, 5.375% (I)	20	365,000

		2,097,917

		18,249,309
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Ceva, Inc. (I)	1,068	934,605
Utilities - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc., 6.125%	8,500	453,390
Dominion Resources, Inc., 6.000%	8,500	454,325

		907,715

		907,715

TOTAL PREFERRED SECURITIES (Cost $28,413,181)		$26,043,932

WARRANTS - 0.1%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	14,575
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	208,058
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	146,475

TOTAL WARRANTS (Cost $1,072,118)		$369,108

EQUITY LINKED SECURITIES - 0.3%
Financials - 0.3%
Peabody Energy Corp. (Counterparty:
Deutsche Bank AG; Expiration Date:
11/22/2013; Strike Price: $20.10) (I)(S)	7,500,000	1,332,900

TOTAL EQUITY LINKED SECURITIES (Cost $1,507,500)		$1,332,900

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,552,585	15,538,583

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,538,010)		$15,538,583

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.6%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Notes,
0.0000%, 10/01/2013 *	$7,200,000	$7,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,200,000)		$7,200,000

Total Investments (Income Trust)
(Cost $430,141,147) - 102.6%		$452,866,321
Other assets and liabilities, net - (2.6%)		(11,640,680)

TOTAL NET ASSETS - 100.0%		$441,225,641

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Australia - 4.9%
Amcor, Ltd.	46,736	$457,322
Arrium, Ltd.	1,354,980	1,542,790
BGP Holdings PLC (I)	2,126,418	3
BHP Billiton, Ltd.	78,463	2,617,025
BlueScope Steel, Ltd. (I)	436,618	1,907,339
Commonwealth Bank of Australia	40,500	2,692,230
CSL, Ltd.	73,508	4,385,733
David Jones, Ltd.	37,934	102,297
Flight Centre, Ltd.	4,165	187,814
Goodman Fielder, Ltd.	1,185,284	785,197
GPT Group	243,769	791,474
Insurance Australia Group, Ltd.	93,054	509,650
Investa Office Fund	263,630	725,702
JB Hi-Fi, Ltd. (L)	74,813	1,462,571
Macquarie Group, Ltd.	28,177	1,260,615
Mirvac Group	764,875	1,241,781
Myer Holdings, Ltd. (L)	156,569	381,491
National Australia Bank, Ltd.	56,821	1,820,581
Pacific Brands, Ltd.	424,353	298,929
Qantas Airways, Ltd. (I)	372,241	512,288
QBE Insurance Group, Ltd.	337,085	4,614,476
Rio Tinto, Ltd.	14,093	812,472
Stockland	564,602	2,038,632
Tabcorp Holdings, Ltd.	300,341	919,332
Tatts Group, Ltd.	132,280	382,605
Telstra Corp., Ltd.	334,316	1,550,448
Westpac Banking Corp.	240,101	7,337,147

		41,337,944
Austria - 0.5%
OMV AG	52,381	2,588,572
Voestalpine AG	35,678	1,706,876

		4,295,448
Belgium - 0.8%
Ageas	68,929	2,792,460
Belgacom SA	53,582	1,424,769
Delhaize Group SA	31,027	1,956,101
KBC Groep NV	13,097	643,704

		6,817,034
Canada - 1.3%
Blackberry, Ltd. (I)(L)	219,200	1,723,722
Bombardier, Inc., Class B	130,800	608,254
Canadian Oil Sands, Ltd.	19,100	370,114
Canadian Pacific Railway, Ltd.	11,800	1,455,912

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Tire Corp., Ltd.	5,100	$451,699
First Quantum Minerals, Ltd. (L)	82,300	1,532,463
Husky Energy, Inc.	28,400	816,667
Magna International, Inc.	20,000	1,649,434
Methanex Corp. (L)	13,200	677,653
Metro, Inc. (L)	15,000	938,255
Sherritt International Corp.	56,900	213,227

		10,437,400
China - 0.2%
AAC Technologies Holdings, Inc.	236,358	1,078,430
China Minzhong Food Corp., Ltd. (I)(L)	278,000	249,473
Yangzijiang Shipbuilding Holdings, Ltd.	578,000	504,677

		1,832,580
Denmark - 0.2%
Coloplast A/S	10,530	599,491
GN Store Nord A/S	15,859	333,607
Pandora A/S	9,802	406,176

		1,339,274
Finland - 1.3%
Kone OYJ	8,122	725,704
Neste Oil OYJ	45,873	1,018,139
Nokia OYJ (I)	1,169,000	7,630,266
Sampo OYJ	27,324	1,174,327
Tieto OYJ	6,643	141,950
Wartsila OYJ Abp	7,807	352,385

		11,042,771
France - 12.5%
Air France KLM (I)(L)	222,655	2,218,319
Alcatel-Lucent (I)	216,650	769,477
AXA SA	147,008	3,411,644
BNP Paribas SA	86,507	5,855,291
Bouygues SA	45,811	1,672,446
Carrefour SA	19,717	675,764
Cie Generale des Etablissements Michelin	14,624	1,621,688
Credit Agricole SA (I)	50,931	562,030
European Aeronautic Defence &
Space Company NV	61,411	3,914,299
France Telecom SA	277,458	3,480,359
GDF Suez	240,323	6,040,445
L’Oreal SA	13,200	2,267,821
Lagardere SCA	36,133	1,173,646
Peugeot SA (I)	301,036	4,951,459
Publicis Groupe SA	20,213	1,608,975
Rallye SA	7,602	277,810
Renault SA	74,430	5,938,014
Safran SA	20,095	1,238,297
Sanofi	103,851	10,531,384
Societe Generale SA	157,869	7,873,269
Total SA (L)	587,069	34,121,235
Valeo SA	3,936	336,101
Vivendi SA	180,184	4,146,785

		104,686,558
Germany - 5.7%
Adidas AG	12,056	1,309,237
Allianz SE	28,106	4,418,368
Aurubis AG	25,041	1,518,211
Bayer AG	25,991	3,064,708
Continental AG	5,471	927,285
Daimler AG	35,853	2,794,593
Deutsche Bank AG	25,202	1,157,166

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Lufthansa AG (I)	100,545	$1,960,909
Deutsche Post AG	77,724	2,580,856
Duerr AG	23,972	1,763,020
E.ON AG	752,674	13,387,727
Leoni AG	30,354	1,848,061
Merck KGaA	6,051	944,324
Metro AG	20,684	820,653
Muenchener Rueckversicherungs AG	16,629	3,252,724
ProSiebenSat.1 Media AG	14,164	601,260
RWE AG	121,743	4,144,257
Salzgitter AG	21,911	910,535
Sky Deutschland AG (I)	29,284	269,994
Suedzucker AG	9,332	274,949

		47,948,837
Greece - 0.4%
OPAP SA	165,465	1,849,686
Public Power Corp. SA	96,559	1,094,528

		2,944,214
Hong Kong - 2.1%
AIA Group, Ltd.	203,600	958,491
Cheung Kong Holdings, Ltd.	144,000	2,190,416
Esprit Holdings, Ltd.	758,415	1,215,260
Galaxy Entertainment Group, Ltd. (I)	446,000	3,136,531
Melco International Development, Ltd.	51	136
Noble Group, Ltd.	956,000	708,940
Pacific Basin Shipping, Ltd.	732,000	500,005
Sands China, Ltd.	390,000	2,418,283
Sun Hung Kai Properties, Ltd.	185,000	2,513,722
Swire Pacific, Ltd.	102,500	1,227,663
The Link REIT	68,456	335,556
Wharf Holdings, Ltd.	119,000	1,031,808
Xinyi Glass Holdings Company, Ltd.	590,000	545,796
Yue Yuen Industrial Holdings, Ltd.	184,782	512,520

		17,295,127
Ireland - 0.1%
C&C Group PLC	81,041	438,622
Paddy Power PLC	330	26,420

		465,042
Isle of Man - 0.1%
Playtech, Ltd.	72,216	860,327
Israel - 0.2%
Africa Israel Investments, Ltd. (I)	52,914	91,414
Bezeq The
Israeli Telecommunication Corp., Ltd.	180,427	331,817
Partner Communications Company, Ltd. (I)	30,538	242,574
Teva Pharmaceutical Industries, Ltd.	17,075	643,240

		1,309,045
Italy - 4.8%
A2A SpA	513,260	501,842
Azimut Holding SpA	50,349	1,150,821
Enel SpA	3,057,277	11,723,026
Eni SpA (L)	351,963	8,114,704
EXOR SpA	11,453	430,052
Fiat SpA (I)	370,569	2,952,783
Finmeccanica SpA (I)(L)	482,017	2,886,326
Intesa Sanpaolo SpA	1,371,183	2,832,990
Mediaset SpA (I)	343,025	1,394,017
Mediolanum SpA	170,122	1,236,971
Recordati SpA	39,684	477,187
Telecom Italia RSP	2,520,681	1,672,073

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Telecom Italia SpA	3,849,365	$3,178,843
Tod’s SpA	649	121,690
UniCredit SpA	268,198	1,716,259

		40,389,584
Japan - 21.1%
ABC-MART, Inc.	5,200	253,707
Accordia Golf Company, Ltd.	78,100	965,356
Aeon Company, Ltd.	81,200	1,121,493
Astellas Pharma, Inc.	42,926	2,194,145
Avex Group Holdings, Inc.	9,000	262,728
Bridgestone Corp.	35,900	1,314,120
COLOPL, Inc. (I)(L)	27,900	659,319
Daikyo, Inc.	438,000	1,400,208
Daito Trust Construction Company, Ltd.	42,600	4,266,127
Daiwa Securities Group, Inc.	250,000	2,255,797
Daiwabo Holdings Company, Ltd.	94,000	173,613
Dena Company, Ltd. (L)	111,600	2,274,202
DIC Corp.	276,000	764,887
Fast Retailing Company, Ltd.	800	301,853
Fuji Electric Company, Ltd.	235,000	961,567
Fuji Heavy Industries, Ltd.	168,884	4,697,965
Fuji Oil Company, Ltd. (I)	18,900	328,730
GMO Internet, Inc.	24,000	313,426
Gree, Inc. (L)	70,100	546,416
Gungho Online Entertainment, Inc. (I)(L)	1,135	888,735
Gunze, Ltd.	92,000	250,627
Hanwa Company, Ltd.	88,000	417,487
Haseko Corp. (I)	278,300	2,006,207
Hino Motors, Ltd.	84,000	1,244,842
Inpex Corp.	98,800	1,167,915
ITOCHU Corp.	433,000	5,319,941
J Trust Company, Ltd.	21,300	383,734
JFE Holdings, Inc.	115,000	2,996,494
Juki Corp. (I)(L)	113,000	216,027
JX Holdings, Inc.	1,065,700	5,542,343
K’s Holding Corp.	57,000	1,561,320
Kakaku.com, Inc.	79,600	1,863,297
Kao Corp.	50,250	1,570,119
Kawasaki Heavy Industries, Ltd.	82,000	356,978
Kawasaki Kisen Kaisha, Ltd.	1,087,000	2,559,498
KDDI Corp.	90,490	4,657,854
Kinugawa Rubber Industrial Company, Ltd.	72,000	439,590
Kobe Steel, Ltd. (I)	432,000	805,243
Kohnan Shoji Company, Ltd.	29,700	326,283
Kubota Corp.	72,000	1,045,652
Kurimoto, Ltd.	64,000	190,919
Leopalace21 Corp. (I)	256,400	1,885,866
Marubeni Corp. (L)	422,176	3,332,287
Mazda Motor Corp. (I)	728,512	3,264,218
Medinet Company, Ltd. (I)(L)	557	329,750
Medipal Holdings Corp.	59,900	740,802
MEIJI Holdings Company, Ltd.	9,500	521,001
Misawa Homes Company, Ltd.	3,500	55,637
Mitsubishi Chemical Holdings Corp.	415,000	1,945,041
Mitsubishi Corp.	306,005	6,206,873
Mitsubishi Estate Company, Ltd.	44,000	1,305,565
Mitsubishi Heavy Industries, Ltd.	169,000	972,692
Mitsui & Company, Ltd. (L)	218,700	3,186,603
Mitsui Engineering &
Shipbuilding Company, Ltd.	346,000	711,108
Mitsui Fudosan Company, Ltd.	45,000	1,520,967
Mitsui Mining & Smelting Company, Ltd.	330,000	961,246
Mitsui O.S.K. Lines, Ltd.	566,000	2,565,568

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc.	1,142,800	$2,487,495
Murata Manufacturing Company, Ltd.	12,000	919,523
Namco Bandai Holdings, Inc.	53,500	1,000,635
NEC Corp.	163,000	378,304
Nippon Light Metal Holdings Company, Ltd.	529,000	816,398
Nippon Paper Industries Company, Ltd. (L)	78,500	1,240,991
Nippon Steel & Sumitomo Metal Corp.	258,000	879,499
Nippon Telegraph & Telephone Corp.	77,100	4,001,847
Nippon Yusen KK	668,000	2,116,280
Nipro Corp. (L)	84,200	815,890
Nitori Holdings Company, Ltd.	17,600	1,614,344
Nitto Denko Corp.	11,400	746,884
Nomura Holdings, Inc.	354,300	2,766,613
North Pacific Bank Ltd.	82,500	347,821
NTT DOCOMO, Inc. (L)	180,400	2,930,938
Orient Corp. (I)	200,000	554,000
Pigeon Corp.	7,700	378,518
Point, Inc.	23,220	1,106,443
Resona Holdings, Inc.	981,500	5,026,730
Ricoh Company, Ltd.	81,000	937,814
Round One Corp.	119,900	694,458
Ryohin Keikaku Company, Ltd.	17,700	1,601,559
Sanix, Inc. (I)(L)	25,300	327,710
Sankyo Company, Ltd.	24,500	1,198,850
SHO-BOND Holdings Company, Ltd.	4,200	191,479
Softbank Corp.	26,100	1,813,881
Sojitz Corp.	865,900	1,700,954
Sumitomo Corp. (L)	391,400	5,286,022
Sumitomo Light Metal Industries, Ltd.	400,000	443,563
Sumitomo Mitsui Company, Ltd. (I)	520,600	661,027
Sumitomo Mitsui Financial Group, Inc.	64,500	3,131,344
Sumitomo Mitsui Trust Holdings, Inc.	227,000	1,127,346
Sumitomo Realty &
Development Company, Ltd.	35,000	1,669,169
Takara Bio, Inc. (L)	12,700	307,865
Takeda Pharmaceutical Company, Ltd. (L)	101,411	4,796,880
The Daiei, Inc. (I)	31,800	95,679
Tokyo Electric Power Company, Inc. (I)	377,700	2,350,657
Tokyo Tatemono Company, Ltd.	46,000	423,682
Tokyu Land Corp.	47,000	488,194
TonenGeneral Sekiyu KK	72,867	673,714
Tosoh Corp.	170,000	703,181
Toyobo Company, Ltd.	103,000	197,956
Toyota Motor Corp.	257,300	16,500,942
Toyota Tsusho Corp.	139,300	3,647,518
Unitika, Ltd. (I)	500,000	301,382
UNY Company, Ltd.	161,300	1,042,554
Wacom Company, Ltd.	112,400	1,080,980
Yahoo Japan Corp.	53,400	304,055
Yamada Denki Company, Ltd.	875,100	2,587,991

		176,789,547
Luxembourg - 0.1%
ArcelorMittal	67,170	923,771
Netherlands - 4.8%
Aegon NV	374,929	2,776,224
CSM NV (L)	37,236	901,704
Delta Lloyd NV	27,422	582,568
Heineken NV	4,789	339,129
ING Groep NV (I)	150,153	1,703,820
Koninklijke BAM Groep NV	169,826	913,029
Koninklijke KPN NV (I)	522,475	1,665,280
Koninklijke Philips Electronics NV	36,133	1,165,310

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
PostNL NV (I)	124,433	$537,739
Royal Dutch Shell PLC, B Shares	284,151	9,820,996
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	573,796	18,953,337
SNS REAAL NV (I)	69,081	0
Wereldhave NV	12,685	919,222

		40,278,358
New Zealand - 0.5%
Chorus, Ltd.	250,753	562,375
Fletcher Building, Ltd.	193,701	1,528,495
Telecom Corp. of New Zealand, Ltd.	1,073,726	2,073,669

		4,164,539
Norway - 0.5%
Aker Solutions ASA	34,555	485,408
DNB ASA	39,306	597,028
Norwegian Air Shuttle ASA (I)	4,951	179,003
Statoil ASA	58,086	1,319,526
TGS-NOPEC Geophysical Company ASA	44,162	1,302,369
Vard Holdings, Ltd.	196,000	136,048

		4,019,382
Portugal - 0.4%
EDP - Energias de Portugal SA	799,560	2,921,194
Portugal Telecom SGPS SA (L)	135,171	609,295

		3,530,489
Singapore - 0.9%
Ezion Holdings, Ltd.	303,000	531,916
Ezra Holdings, Ltd. (I)(L)	587,000	536,132
Golden Agri-Resources, Ltd.	6,609,000	2,741,364
Singapore Telecommunications, Ltd.	1,327,210	3,948,978

		7,758,390
Spain - 8.0%
Abengoa SA, B Shares	35,802	104,380
ACS Actividades de Construccion
y Servicios SA	42,506	1,356,172
Amadeus IT Holding SA, A Shares	41,545	1,474,359
Banco Bilbao Vizcaya Argentaria SA	752,186	8,450,439
Banco Santander SA	2,569,656	21,065,704
Distribuidora Internacional de Alimentacion SA	182,072	1,585,076
Enagas SA	48,011	1,179,889
Ferrovial SA	37,403	674,483
Fomento de Construcciones
y Contratas SA (I)(L)	23,812	475,256
Gas Natural SDG SA	221,110	4,634,877
Grifols SA	7,515	308,610
Iberdrola SA	974,034	5,679,341
Repsol SA	169,315	4,211,484
Telefonica SA (I)	1,008,301	15,758,815

		66,958,885
Sweden - 1.1%
Boliden AB	70,660	1,059,191
Investor AB, B Shares	68,240	2,070,657
NCC AB, B Shares	29,858	888,953
Skandinaviska Enskilda Banken AB, Series A	59,872	634,644
Svenska Cellulosa AB, B Shares	40,206	1,014,516
Svenska Handelsbanken AB, Class A	22,175	948,784
Swedbank AB, Class A	76,798	1,791,103
Telefonaktiebolaget LM Ericsson, B Shares	46,263	616,187

		9,024,035

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland - 3.1%
ABB, Ltd.	41,829	$988,154
Actelion, Ltd. (I)	2,200	156,205
Cie Financiere Richemont SA	12,278	1,227,027
Credit Suisse Group AG (I)	66,001	2,022,485
Givaudan AG (I)	321	469,548
Novartis AG	128,608	9,885,552
Roche Holdings AG	27,235	7,346,851
Swiss Life Holding (I)	3,566	675,113
Swiss Re AG (I)	16,408	1,357,204
The Swatch Group AG	2,208	1,424,384
Zurich Insurance Group AG (I)	2,028	522,301

		26,074,824
United Kingdom - 20.4%
Aberdeen Asset Management PLC	214,589	1,315,908
Admiral Group PLC	18,006	359,508
Anglo American PLC	19,242	473,177
ARM Holdings PLC	108,766	1,741,414
Ashtead Group PLC	59,591	594,946
ASOS PLC (I)	2,014	167,695
Associated British Foods PLC	16,528	502,500
AstraZeneca PLC	377,489	19,618,388
Aviva PLC	227,539	1,460,472
BAE Systems PLC	975,172	7,170,889
Barclays PLC	2,001,198	8,610,028
BBA Aviation PLC	16,013	79,023
BG Group PLC	182,690	3,492,365
BHP Billiton PLC	210,069	6,187,319
BP PLC	3,105,210	21,785,770
BT Group PLC	428,318	2,373,293
Bunzl PLC	49,726	1,076,650
Darty PLC	208,997	232,385
Dixons Retail PLC (I)	2,165,141	1,636,417
Drax Group PLC	137,796	1,524,189
easyJet PLC	58,811	1,214,780
FirstGroup PLC	164,634	318,629
GlaxoSmithKline PLC	233,140	5,859,493
Halfords Group PLC	10,643	67,901
Hargreaves Lansdown PLC	11,165	177,052
Home Retail Group PLC	686,125	1,869,391
Imperial Tobacco Group PLC	52,952	1,961,875
InterContinental Hotels Group PLC	29,950	875,299
ITV PLC	676,908	1,921,611
Lancashire Holdings, Ltd.	43,296	538,763
Lloyds Banking Group PLC (I)	6,332,164	7,554,675
Micro Focus International PLC	5,069	62,219
Mondi PLC	21,252	358,978
Next PLC	54,457	4,553,371
Persimmon PLC (I)	34,670	609,540
Premier Foods PLC (I)	113,626	287,017
Prudential PLC	235,246	4,385,594
Reckitt Benckiser Group PLC	32,747	2,396,235
Reed Elsevier PLC	61,487	828,208
Rio Tinto PLC	274,888	13,462,399
Rolls-Royce Holdings PLC (I)	194,993	3,514,121
Royal Bank of Scotland Group PLC (I)	186,137	1,082,086
Spectris PLC	37,589	1,344,157
SSE PLC	46,394	1,108,078
Standard Life PLC	175,512	981,474
Taylor Wimpey PLC	200,023	325,684
Tesco PLC	616,435	3,583,623
Thomas Cook Group PLC (I)	735,364	1,826,967
Trinity Mirror PLC (I)	12,106	24,270
Tullett Prebon PLC	36,023	201,912

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	14,047	$542,519
Vodafone Group PLC	5,670,249	19,994,585
WH Smith PLC	47,435	635,212
Whitbread PLC	12,557	602,156
William Hill PLC	329,166	2,144,230
WPP PLC	124,977	2,572,868

		170,189,308
United States - 0.2%
Valeant Pharmaceuticals International, Inc. (I)	17,200	1,793,389

TOTAL COMMON STOCKS (Cost $720,993,925)		$804,506,102

PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Porsche Automobil Holding SE	48,555	4,242,964
Volkswagen AG	5,194	1,224,290

		5,467,254

TOTAL PREFERRED SECURITIES (Cost $4,127,751)		$5,467,254

RIGHTS - 0.1%
Spain - 0.0%
Banco Bilbao Vizcaya Argentaria SA (I)(N)	752,186	102,777
United Kingdom - 0.1%
Barclays PLC (I)(N)	525,977	687,590

TOTAL RIGHTS (Cost $100,697)		$790,367

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	6,270,193	62,753,350

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,752,838)		$62,753,350

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	21,131,133	21,131,133

TOTAL SHORT-TERM INVESTMENTS (Cost $21,131,133)		$21,131,133

Total Investments (International Core Trust)
(Cost $809,106,344) - 107.0%		$894,648,206
Other assets and liabilities, net - (7.0%)		(58,470,813)

TOTAL NET ASSETS - 100.0%		$836,177,393

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Australia - 5.6%
AGL Energy, Ltd.	22,091	$317,931
ALS, Ltd. (L)	15,231	149,334
Alumina, Ltd. (I)	97,775	93,909
Amcor, Ltd.	45,235	442,632
AMP, Ltd.	115,775	497,989
APA Group, Ltd.	34,684	193,258
Asciano, Ltd.	34,768	189,122
ASX, Ltd.	6,730	216,881

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Aurizon Holdings, Ltd.	67,567	$295,127
Australia & New Zealand Banking Group, Ltd.	105,201	3,023,165
Bendigo and Adelaide Bank, Ltd.	16,394	153,315
BHP Billiton, Ltd.	121,345	4,047,295
Boral, Ltd.	30,245	135,466
Brambles, Ltd.	58,198	494,959
Caltex Australia, Ltd.	5,216	90,687
CFS Retail Property Trust Group	69,082	128,949
Coca-Cola Amatil, Ltd.	23,159	264,919
Cochlear, Ltd.	2,020	114,029
Commonwealth Bank of Australia	60,366	4,012,818
Computershare, Ltd.	16,522	152,994
Crown, Ltd.	14,609	211,987
CSL, Ltd.	18,709	1,116,241
Dart Energy, Ltd. (I)	933	39
Dart Energy, Ltd. (I)	8,396	1,052
Dexus Property Group	183,993	172,632
DuluxGroup, Ltd.	223	1,098
Echo Entertainment Group, Ltd.	32,309	83,532
Federation Centres	48,148	102,474
Flight Centre, Ltd.	2,493	112,418
Fortescue Metals Group, Ltd.	47,394	210,321
Goodman Group	68,174	310,586
GPT Group	50,956	165,445
Harvey Norman Holding, Ltd. (L)	15,159	44,998
Iluka Resources, Ltd.	17,126	183,307
Incitec Pivot, Ltd.	62,851	157,998
Insurance Australia Group, Ltd.	78,599	430,481
Leighton Holdings, Ltd.	5,921	106,367
Lend Lease Corp.	23,472	222,523
Macquarie Group, Ltd.	12,075	540,225
Metcash, Ltd.	24,516	73,293
Mirvac Group	122,602	199,045
National Australia Bank, Ltd.	89,000	2,851,617
Newcrest Mining, Ltd.	29,796	325,507
Nufarm, Ltd.	562	2,492
Orica, Ltd.	14,611	273,507
Origin Energy, Ltd.	45,025	592,313
Qantas Airways, Ltd. (I)	44,750	61,586
QBE Insurance Group, Ltd.	43,130	590,422
Ramsay Health Care, Ltd.	5,481	185,225
Rio Tinto, Ltd.	16,452	948,470
Santos, Ltd.	36,788	519,405
Seek, Ltd.	11,910	132,035
Sonic Healthcare, Ltd.	13,653	206,242
SP AusNet (I)	78,162	87,509
Stockland	91,343	329,816
Suncorp Group, Ltd.	47,625	581,287
Sydney Airport	14,230	52,192
Tabcorp Holdings, Ltd.	32,058	98,128
Tatts Group, Ltd.	52,105	150,708
Telstra Corp., Ltd.	167,265	775,720
Toll Holdings, Ltd.	25,442	138,401
Transurban Group	53,300	338,140
Treasury Wine Estates, Ltd.	24,135	99,562
Wesfarmers, Ltd. (I)	33,081	1,269,922
Wesfarmers, Ltd., Price Protected Shares (I)	5,492	213,310
Westfield Group	83,468	857,371
Westfield Retail Trust	102,811	285,009
Westpac Banking Corp.	115,285	3,522,947
Whitehaven Coal, Ltd. (I)	9,666	18,126
Woodside Petroleum, Ltd.	24,611	880,056
Woolworths, Ltd.	47,697	1,558,010

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	7,028	$159,577

		37,565,453
Austria - 0.2%
Andritz AG	2,752	162,018
Erste Group Bank AG	8,613	272,213
Immoeast AG (I)	16,437	0
IMMOFINANZ AG (I)	24,655	107,638
OMV AG	5,543	273,925
Raiffeisen Bank International AG	1,484	48,567
Telekom Austria AG	11,560	97,052
Verbund AG, Class A	2,521	57,102
Vienna Insurance Group AG	1,321	67,824
Voestalpine AG	4,357	208,444

		1,294,783
Belgium - 0.8%
Ageas	7,799	315,957
Anheuser-Busch InBev NV	30,461	3,027,613
Belgacom SA	5,996	159,436
Colruyt SA (L)	2,769	153,736
Delhaize Group SA	3,906	246,254
Groupe Bruxelles Lambert SA	3,135	266,654
KBC Groep NV	9,550	469,373
Solvay SA	2,305	345,735
Telenet Group Holding NV	2,144	106,765
UCB SA	3,593	218,728
Umicore SA	4,660	226,420

		5,536,671
Brazil - 1.2%
All America Latina Logistica SA	18,200	71,936
Anhanguera Educacional Participacoes SA	15,000	89,744
Arteris SA	5,400	47,999
Banco Bradesco SA	23,540	366,329
Banco do Brasil SA	21,413	249,752
Banco Santander Brasil SA	28,594	192,751
BM&F Bovespa SA	65,076	363,507
BR Malls Participacoes SA	15,410	139,756
BR Properties SA	7,500	66,665
Braskem SA, ADR (I)(L)	1,584	25,265
BRF - Brasil Foods SA	23,920	582,809
CCR SA	32,600	255,205
Centrais Eletricas Brasileiras SA	6,700	18,894
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,429	6,673
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	2,381	6,691
CETIP SA - Mercados Organizados	8,205	86,926
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR (L)	628	28,901
Cia de Bebidas das Americas	5,207	198,948
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	125,663
Cia de Saneamento de Minas Gerais	2,500	39,480
Cia Hering	5,400	81,964
Cia Siderurgica Nacional SA	16,100	68,721
Cielo SA	13,050	352,938
Companhia Siderurgica Nacional SA, ADR (L)	11,800	50,386
Cosan SA Industria e Comercio	4,911	94,661
CPFL Energia SA	9,500	83,114
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	87,669
Duratex SA	11,330	67,429

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
EcoRodovias Infraestrutura e Logistica SA	7,200	$49,250
EDP - Energias do Brasil SA	8,700	47,341
Embraer SA	10,800	86,837
Embraer SA, ADR	2,626	85,266
Fibria Celulose SA (I)	3,172	36,453
Fibria Celulose SA, ADR (I)(L)	6,862	79,050
Hypermarcas SA	13,608	109,783
JBS SA	15,473	54,106
Localiza Rent a Car SA	5,577	83,033
Lojas Renner SA	4,700	134,725
MPX Energia SA (I)	8,622	20,424
MRV Engenharia e Participacoes SA	13,201	54,262
Multiplan Empreendimentos Imobiliarios SA	3,152	75,376
Multiplus SA	2,200	25,610
Natura Cosmeticos SA	6,500	145,174
Odontoprev SA	11,500	50,487
Oi SA, ADR (L)	11,580	21,307
Oi SA, Series C, ADR	1,146	2,223
Petroleo Brasileiro SA	107,029	819,028
Porto Seguro SA	4,419	55,828
Raia Drogasil SA	8,100	66,991
Souza Cruz SA	14,400	171,854
Sul America SA	6,310	45,468
Telefonica Brasil SA, ADR (L)	6,017	135,021
Tim Participacoes SA	32,920	152,695
Totvs SA	4,500	76,120
Tractebel Energia SA	6,400	105,776
Ultrapar Participacoes SA	12,100	298,419
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	3,760
Vale SA	47,000	730,777
WEG SA	8,100	98,678

		7,771,898
Canada - 6.9%
Agnico-Eagle Mines, Ltd.	6,800	180,092
Agrium, Inc. (L)	5,500	462,245
Alimentation Couche Tard, Inc.	5,600	349,140
AltaGas, Ltd.	4,300	152,830
ARC Resources, Ltd. (L)	11,900	303,493
ATCO, Ltd.	2,800	121,481
Athabasca Oil Corp. (I)	14,200	108,218
Bank of Montreal (L)	24,600	1,641,911
Bank of Nova Scotia (L)	45,000	2,577,545
Barrick Gold Corp.	38,540	717,632
Baytex Energy Corp. (L)	4,700	193,968
BCE, Inc. (L)	10,311	440,649
Bell Aliant, Inc. (L)	3,600	89,646
Blackberry, Ltd. (I)(L)	19,900	156,488
Bombardier, Inc., Class B	65,200	303,197
Bonavista Energy Corp. (L)	8,000	100,422
Brookfield Asset Management, Inc. (L)	21,799	815,624
CAE, Inc.	11,300	123,745
Cameco Corp. (L)	16,400	295,823
Canadian Imperial Bank of Commerce (L)	15,700	1,250,757
Canadian National Railway Company	16,600	1,681,998
Canadian Natural Resources, Ltd.	40,760	1,280,910
Canadian Oil Sands, Ltd.	19,100	370,114
Canadian Pacific Railway, Ltd.	6,600	814,324
Canadian Tire Corp., Ltd. (L)	3,000	265,706
Canadian Utilities, Ltd.	4,800	165,103
Cenovus Energy, Inc.	29,000	865,453
CGI Group, Inc., Class A (I)	9,200	322,878
CI Financial Corp. (L)	6,700	202,551

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Crescent Point Energy Corp. (L)	13,800	$522,499
Dollarama, Inc.	2,600	211,297
Eldorado Gold Corp.	25,100	169,356
Empire Company, Ltd.	1,000	72,200
Enbridge, Inc. (L)	28,700	1,198,654
EnCana Corp. (L)	28,600	494,228
Enerplus Corp. (L)	7,700	127,455
Finning International, Inc.	7,200	165,592
First Capital Realty, Inc.	4,700	77,250
First Quantum Minerals, Ltd.	20,554	382,725
Fortis, Inc. (L)	6,900	209,602
Franco-Nevada Corp. (L)	5,900	267,664
George Weston, Ltd.	2,100	165,158
Gildan Activewear, Inc. (L)	5,000	232,028
Goldcorp, Inc.	30,884	803,545
Great-West Lifeco, Inc. (L)	11,700	340,874
H&R Real Estate Investment Trust	4,300	88,459
Husky Energy, Inc. (L)	13,800	396,831
IGM Financial, Inc. (L)	4,900	228,624
Imperial Oil, Ltd.	11,330	497,506
Industrial Alliance Insurance and
Financial Services, Inc.	4,700	198,577
Intact Financial Corp.	5,000	299,888
Keyera Corp.	2,900	164,813
Kinross Gold Corp.	43,729	220,333
Loblaw Companies, Ltd. (L)	4,900	216,493
Magna International, Inc.	8,800	725,751
Manulife Financial Corp. (O)	68,300	1,129,879
MEG Energy Corp. (I)	6,100	210,469
Metro, Inc.	3,800	237,691
National Bank of Canada (L)	5,900	487,271
New Gold, Inc (I)	18,000	107,296
Onex Corp.	3,500	183,826
Open Text Corp. (L)	2,400	179,339
Pembina Pipeline Corp. (L)	11,700	387,785
Pengrowth Energy Trust (L)	17,100	100,603
Penn West Petroleum, Ltd. (L)	19,010	210,945
Peyto Exploration & Development Corp. (L)	5,200	153,670
Potash Corp. of Saskatchewan, Inc.	32,600	1,019,413
Power Corp. of Canada (L)	14,300	403,990
Power Financial Corp. (L)	10,400	323,596
RioCan Real Estate Investment Trust	5,300	125,033
Rogers Communications, Inc., Class B (L)	14,100	606,271
Royal Bank of Canada (L)	54,200	3,472,841
Saputo, Inc.	5,300	251,455
Shaw Communications, Inc., Class B (L)	14,600	339,044
Shoppers Drug Mart Corp.	8,900	512,546
Silver Wheaton Corp.	13,900	344,379
SNC-Lavalin Group, Inc.	6,400	263,133
Spyglass Resources Corp.	968	1,560
Sun Life Financial, Inc. (L)	23,400	747,401
Suncor Energy, Inc.	58,887	2,105,537
Talisman Energy, Inc.	39,600	454,417
Teck Resources, Ltd.	22,961	617,019
TELUS Corp.	7,600	251,895
The Toronto-Dominion Bank (L)	34,650	3,119,694
Thomson Reuters Corp. (L)	14,777	516,740
Tim Hortons, Inc.	6,600	382,781
Tourmaline Oil Corp. (I)	4,900	199,083
TransAlta Corp. (L)	10,400	135,092
TransCanada Corp. (L)	27,200	1,194,893
Turquoise Hill Resources, Ltd. (I)	16,860	74,475
Vermilion Energy, Inc. (L)	4,000	219,873

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Yamana Gold, Inc. (L)	29,844	$310,305

		46,212,585
Chile - 0.3%
Banco Santander Chile, ADR (L)	13,061	343,374
Cencosud SA	61,383	274,111
Cia Cervecerias Unidas SA, ADR	6,197	164,902
Corpbanca SA, ADR (L)	2,999	47,864
Empresa Nacional de
Electricidad SA, ADR (L)	6,770	284,272
Enersis SA, ADR	26,429	424,450
Latam Airlines Group SA, ADR (L)	9,925	149,669
Sociedad Quimica y Minera de
Chile SA, ADR (L)	4,454	136,070
Vina Concha y Toro SA, ADR (L)	2,105	77,464

		1,902,176
China - 3.0%
AAC Technologies Holdings, Inc.	27,342	124,753
Agile Property Holdings, Ltd.	68,589	75,624
Agricultural Bank of China, Ltd., H Shares	807,000	372,126
Air China, Ltd., H Shares	84,534	57,065
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	68,293
Anhui Conch Cement Company, Ltd., H Shares	56,790	182,348
Anta Sports Products, Ltd.	17,000	21,763
Bank of China, Ltd., H Shares	2,759,563	1,257,666
Bank of Communications Company, Ltd.,
H Shares	337,527	248,239
BBMG Corp., H Shares	22,000	14,772
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	88,895
Byd Company, Ltd., H Shares (I)	24,105	108,505
China BlueChemical, Ltd., H Shares	124,000	73,382
China Citic Bank Corp., Ltd., H Shares	310,800	161,448
China Coal Energy Company, Ltd., H Shares	179,000	107,528
China Communications Construction
Company, Ltd., H Shares	200,335	158,429
China Communications Services Corp., Ltd.,
H Shares	129,600	75,771
China Construction Bank Corp., H Shares	2,567,914	1,983,684
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	57,187
China Gas Holdings, Ltd.	74,000	80,708
China Life Insurance Company, Ltd., H Shares	282,624	732,454
China Longyuan Power Group Corp., H Shares	99,000	102,844
China Merchants Bank Company, Ltd.,
H Shares	196,323	357,011
China Minsheng Banking Corp., Ltd., H Shares	210,900	251,664
China National Building Material
Company, Ltd., H Shares	116,000	111,653
China Oilfield Services, Ltd., H Shares	56,000	140,406
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	369,274
China Petroleum & Chemical Corp., H Shares	881,361	689,078
China Railway Construction Corp., H Shares	113,000	119,355
China Railway Group, Ltd., H Shares	179,000	97,981
China Shenhua Energy Company, Ltd.,
H Shares	127,500	387,270
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	37,872
China Telecom Corp., Ltd., H Shares	605,604	299,543
CITIC Securities Company, Ltd., H Shares	11,000	21,982
CNOOC, Ltd.	680,258	1,374,809
Country Garden Holdings Company, Ltd.	222,726	143,757

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
CSR Corp., Ltd., H Shares	91,000	$63,255
Datang International Power Generation
Company, Ltd., H Shares	220,864	97,348
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	187,636
ENN Energy Holdings, Ltd.	38,000	212,057
Evergrande Real Estate Group, Ltd. (I)(L)	232,959	97,196
Fosun International, Ltd.	122,500	96,828
Golden Eagle Retail Group, Ltd.	36,000	56,133
Great Wall Motor Company, Ltd., H Shares	24,000	129,796
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	110,113
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	68,376
Hengan International Group Company, Ltd.	25,000	292,221
Huaneng Power International, Inc., H Shares	149,436	149,241
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,777,735	1,941,339
Jiangsu Expressway, Ltd., H Shares	81,145	95,782
Jiangxi Copper Company, Ltd., H Shares	54,075	106,789
Lenovo Group, Ltd.	257,436	268,699
Longfor Properties Company, Ltd.	53,600	85,127
Parkson Retail Group, Ltd.	79,000	32,988
PetroChina Company, Ltd., H Shares	802,261	881,498
PICC Property & Casualty Company, Ltd.,
H Shares	115,819	156,999
Ping An Insurance Group Company, H Shares	65,645	489,157
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	78,469
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	51,808
Shui On Land, Ltd.	188,275	60,913
Sino-Ocean Land Holdings, Ltd.	167,242	98,504
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	179,934	66,898
Sinopharm Group Company, Ltd., H Shares	30,000	75,228
SOHO China, Ltd.	140,000	120,509
Sun Art Retail Group, Ltd.	86,000	123,279
Tencent Holdings, Ltd.	39,300	2,064,310
Tingyi Cayman Islands Holding Corp.	76,000	201,175
Tsingtao Brewery Company, Ltd., H Shares	12,000	91,369
Want Want China Holdings, Ltd.	243,000	368,886
Weichai Power Company, Ltd., H Shares	19,680	76,403
Wumart Stores, Inc., H Shares	14,000	25,084
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	56,754
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	84,341
Zhejiang Expressway Company, Ltd., H Shares	103,718	95,855
Zijin Mining Group Company, Ltd.,
H Shares (L)	285,469	68,383
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	28,556
ZTE Corp., H Shares (I)	40,406	83,491

		20,093,932
Colombia - 0.2%
Bancolombia SA, ADR (L)	18,325	1,054,421
Ecopetrol SA, ADR (L)	8,500	391,000
Pacific Rubiales Energy Corp.	11,600	242,575

		1,687,996
Czech Republic - 0.1%
CEZ AS	6,817	176,286
Komercni Banka AS	688	153,180

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Czech Republic (continued)
Telefonica Czech Republic AS	2,389	$37,935

		367,401
Denmark - 0.8%
A.P. Moeller Maersk A/S, Series A	24	207,527
A.P. Moeller Maersk A/S, Series B	49	449,973
Carlsberg A/S	4,179	430,476
Coloplast A/S	4,165	237,121
Danske Bank A/S (I)	26,933	579,711
DSV A/S, ADR	7,635	216,564
Novo Nordisk A/S, Class B	15,626	2,649,045
Novozymes A/S, B shares	8,960	342,706
TDC A/S	17,500	148,058
Tryg A/S	1,502	138,247
William Demant Holdings A/S (I)	1,000	92,410

		5,491,838
Egypt - 0.0%
Commercial International Bank	6,558	36,396
EL EZZ Steel Company (I)	2,373	3,994
Orascom Telecom Holding SAE (I)	23,717	15,073
Telecom Egypt	4,467	8,686

		64,149
Finland - 0.6%
Elisa OYJ, Class A	6,060	144,528
Fortum OYJ	16,798	379,051
Kesko OYJ, B Shares	2,506	75,210
Kone OYJ	5,967	533,154
Metso OYJ	4,686	183,927
Neste Oil OYJ	4,388	97,390
Nokia OYJ (I)	142,752	931,767
Nokian Renkaat OYJ	3,680	186,892
Orion OYJ	2,574	64,851
Pohjola Bank OYJ	3,924	65,213
Sampo OYJ	15,692	674,409
Stora Enso OYJ, Series R (L)	20,482	173,582
UPM-Kymmene OYJ	19,972	276,496
Wartsila OYJ Abp	6,451	291,179

		4,077,649
France - 6.8%
Accor SA	5,625	233,982
Aeroports de Paris	1,056	110,533
Air Liquide SA	12,029	1,675,818
Alstom SA	8,387	298,854
ANF Immobilier	21	615
Arkema SA	2,236	249,186
AtoS	1,997	156,064
AXA SA	66,650	1,546,760
BNP Paribas SA	36,914	2,498,552
Bouygues SA	7,773	283,773
Bureau Veritas SA	8,832	278,468
Cap Gemini SA	5,485	326,454
Carrefour SA	23,583	808,264
Casino Guichard Perrachon SA	2,363	243,647
CGG SA (I)	6,098	140,593
Christian Dior SA	2,157	423,179
Cie de Saint-Gobain	15,921	788,773
Cie Generale des Etablissements Michelin	6,997	775,913
CNP Assurances	6,491	116,991
Credit Agricole SA (I)	40,543	447,397
Danone SA	21,667	1,631,391
Dassault Systemes SA	2,387	318,926
Edenred	6,463	209,902

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Electricite de France SA	9,425	$298,195
Essilor International SA	7,727	831,330
Eurazeo	1,289	82,736
European Aeronautic Defence &
Space Company NV	22,006	1,402,649
Eutelsat Communications	5,655	178,837
Fonciere Des Regions	1,089	90,351
France Telecom SA	71,498	896,852
GDF Suez	49,010	1,231,851
Gecina SA	1,027	131,484
Groupe Eurotunnel SA	20,725	188,925
ICADE	923	84,334
Iliad SA	983	229,364
Imerys SA	1,144	79,945
JCDecaux SA	2,889	106,518
Kering	2,941	659,417
Klepierre	4,227	183,354
L’Oreal SA	9,174	1,576,136
Lafarge SA	6,842	476,559
Lagardere SCA	4,134	134,278
Legrand SA	9,501	527,797
LVMH Moet Hennessy Louis Vuitton SA	9,714	1,914,477
Natixis	36,204	173,397
Pernod-Ricard SA	7,992	992,986
Publicis Groupe SA	7,197	572,888
Remy Cointreau SA	868	92,516
Renault SA	7,469	595,876
Rexel SA	4,273	108,791
Safran SA	9,200	566,924
Sanofi	44,820	4,545,133
Schneider Electric SA	20,267	1,714,849
SCOR SE	6,688	221,625
Societe BIC SA	1,262	146,761
Societe Generale SA	27,668	1,379,863
Sodexo	3,571	333,401
Suez Environnement Company	10,572	171,530
Technip SA	3,838	450,805
Thales SA	3,128	171,921
Total SA	79,092	4,596,933
Unibail-Rodamco SE	3,559	883,438
Vallourec SA	3,686	220,920
Veolia Environnement SA	12,832	219,270
Vinci SA	17,920	1,042,032
Vivendi SA	44,204	1,017,318
Wendel SA	1,458	197,676
Zodiac Aerospace	1,290	205,366

		45,491,643
Germany - 5.7%
Adidas AG	8,162	886,363
Allianz SE	17,367	2,730,157
Axel Springer AG	942	52,417
BASF SE	34,892	3,350,163
Bayer AG	31,410	3,703,685
Bayerische Motoren Werke AG	12,322	1,324,675
Beiersdorf AG	3,496	310,439
Brenntag AG	1,876	312,428
Celesio AG	2,960	66,641
Commerzbank AG (I)	37,619	433,135
Continental AG	4,045	685,591
Daimler AG	36,116	2,815,093
Deutsche Bank AG	38,421	1,764,125
Deutsche Boerse AG	7,628	573,997
Deutsche Lufthansa AG (I)	9,293	181,240

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	35,378	$1,174,741
Deutsche Telekom AG	107,215	1,555,121
E.ON AG	68,822	1,224,129
Fraport AG Frankfurt Airport
Services Worldwide	1,295	90,925
Fresenius Medical Care AG & Company KGaA	7,543	490,653
Fresenius SE & Company KGaA	4,606	572,169
Fuchs Petrolub AG	1,556	130,301
GEA Group AG	6,518	267,627
Hannover Rueckversicherung AG	2,242	164,890
HeidelbergCement AG	5,140	396,428
Henkel AG & Company, KGaA	4,755	421,123
Hochtief AG	1,016	88,702
Hugo Boss AG	1,333	172,483
Infineon Technologies AG	39,273	392,894
K&S AG (L)	6,360	164,866
Kabel Deutschland Holding AG (L)	825	104,904
Lanxess AG	2,990	194,089
Linde AG	6,915	1,370,337
MAN SE	2,251	268,437
Merck KGaA	2,354	367,367
Metro AG	4,547	180,406
Muenchener Rueckversicherungs AG	6,791	1,328,357
Osram Licht AG (I)	2,942	138,116
ProSiebenSat.1 Media AG	3,640	154,517
RWE AG	18,018	613,351
SAP AG	34,464	2,547,304
Siemens AG	29,424	3,547,330
Suedzucker AG	2,769	81,583
Telefonica Deutschland Holding AG	12,992	102,604
ThyssenKrupp AG (I)	13,959	334,136
United Internet AG	3,568	135,209
Volkswagen AG	1,068	242,240

		38,207,488
Greece - 0.0%
OPAP SA	8,113	90,693
Guernsey, Channel Islands - 0.0%
Resolution, Ltd.	56,076	288,591
Hong Kong - 3.0%
AIA Group, Ltd.	416,800	1,962,177
ASM Pacific Technology, Ltd.	6,500	65,913
Bank of East Asia, Ltd.	62,498	264,522
Beijing Enterprises Holdings, Ltd.	19,786	142,770
Belle International Holdings, Ltd.	185,860	269,559
BOC Hong Kong Holdings, Ltd.	143,328	460,736
Brilliance China Automotive Holdings, Ltd.	94,000	141,191
Cathay Pacific Airways, Ltd.	31,782	62,144
Cheung Kong Holdings, Ltd.	53,000	806,195
Cheung Kong Infrastructure Holdings, Ltd.	18,772	130,329
China Agri-Industries Holdings, Ltd.	144,580	68,542
China Everbright, Ltd.	56,216	73,738
China Mengniu Dairy Company, Ltd.	44,502	199,286
China Merchants Holdings
International Company, Ltd.	55,793	202,683
China Mobile, Ltd.	227,030	2,556,872
China Overseas Land & Investment, Ltd.	178,882	527,560
China Resources Enterprises, Ltd.	49,145	156,376
China Resources Gas Group, Ltd.	18,000	46,265
China Resources Land, Ltd.	90,789	258,977
China Resources Power Holdings, Ltd.	67,867	161,790
China State Construction
International Holdings, Ltd.	42,000	67,243

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	$71,657
China Unicom Hong Kong, Ltd.	165,982	258,180
Citic Pacific, Ltd.	43,967	57,192
CLP Holdings, Ltd.	73,400	598,756
COSCO Pacific, Ltd.	82,385	126,514
First Pacific Company, Ltd.	92,250	101,651
Franshion Properties China, Ltd.	74,000	24,361
Galaxy Entertainment Group, Ltd. (I)	84,000	590,737
GCL-Poly Energy Holdings, Ltd. (I)	161,000	46,602
Geely Automobile Holdings Company, Ltd.	75,000	38,662
GOME Electrical Appliances Holdings, Ltd.	380,304	48,629
Guangdong Investment, Ltd.	99,220	85,230
Hang Lung Properties, Ltd.	88,326	301,464
Hang Seng Bank, Ltd.	29,619	482,664
Henderson Land Development Company, Ltd.	41,325	255,759
HKT Trust and HKT, Ltd.	107,825	101,348
Hong Kong & China Gas Company, Ltd.	221,809	531,795
Hong Kong Exchanges & Clearing, Ltd.	42,452	680,393
Hopewell Holdings, Ltd.	16,000	53,683
Hutchison Whampoa, Ltd.	81,800	982,751
Hysan Development Company, Ltd.	24,415	109,173
Kerry Properties, Ltd.	21,438	91,454
Kingboard Chemical Holdings, Ltd.	29,732	75,976
Kunlun Energy Company, Ltd.	118,000	165,849
Lee & Man Paper Manufacturing, Ltd.	36,000	21,244
Li & Fung, Ltd.	211,600	308,366
MGM China Holdings, Ltd.	35,912	120,489
MTR Corp., Ltd.	50,281	199,171
New World Development Company, Ltd.	127,237	191,400
Nine Dragons Paper Holdings, Ltd.	81,000	57,348
Noble Group, Ltd.	116,038	86,050
NWS Holdings, Ltd.	49,753	76,790
Orient Overseas International, Ltd.	5,500	32,279
PCCW, Ltd.	176,000	77,789
Poly Property Group Company, Ltd.	61,000	36,798
Power Assets Holdings, Ltd.	53,582	479,228
Sands China, Ltd.	96,400	597,750
Shanghai Industrial Holdings, Ltd.	33,930	112,323
Shangri-La Asia, Ltd.	70,102	116,015
Shimao Property Holdings, Ltd.	64,000	148,499
Shougang Fushan Resources Group, Ltd.	80,000	26,803
Sino Land Company, Ltd.	124,147	182,249
SJM Holdings, Ltd.	83,000	233,911
Sun Hung Kai Properties, Ltd.	61,015	829,053
Swire Pacific, Ltd.	26,663	319,348
Swire Properties, Ltd.	43,628	122,922
The Link REIT	86,244	422,748
Wharf Holdings, Ltd.	56,876	493,152
Wheelock and Company, Ltd.	35,000	186,151
Wing Hang Bank, Ltd.	131	1,976
Yue Yuen Industrial Holdings, Ltd.	20,067	55,659

		20,040,859
Hungary - 0.0%
Magyar Telekom Telecommunications PLC	15,864	22,085
MOL Hungarian Oil and Gas PLC	1,549	112,091
OTP Bank PLC	9,034	178,811

		312,987
India - 1.2%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	236,339
GAIL India, Ltd., GDR	2,500	77,650
HDFC Bank, Ltd., ADR (L)	21,025	647,150

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd., ADR	35,266	$1,074,908
Infosys, Ltd., ADR (L)	47,587	2,289,411
Larsen & Toubro, Ltd., GDR (S)	18,019	230,719
Mahindra & Mahindra, Ltd., ADR	6,560	86,264
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	45,082
Reliance Capital, Ltd., GDR (L)(S)	4,327	21,789
Reliance Communication, Ltd., GDR (S)	75,892	178,020
Reliance Industries, Ltd., GDR (S)	63,620	1,672,570
Reliance Infrastructure, Ltd., GDR (S)	1,788	31,745
Sesa Goa, Ltd., ADR (I)	7,500	84,525
State Bank of India, GDR	2,612	135,824
Tata Motors, Ltd., ADR (L)	19,319	514,272
Tata Steel, Ltd., GDR	11,000	47,223
Ultratech Cement, Ltd., GDR	1,026	29,652
Wipro, Ltd., ADR (L)	43,749	448,865

		7,852,008
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	24,505
Astra Agro Lestari Tbk PT	17,500	29,489
Astra International Tbk PT	805,000	448,861
Bank Central Asia Tbk PT	490,000	423,693
Bank Danamon Indonesia Tbk PT	200,286	68,592
Bank Mandiri Persero Tbk PT	357,837	245,999
Bank Negara Indonesia Persero Tbk PT	276,500	97,422
Bank Pan Indonesia Tbk PT (I)	33,314	1,817
Bank Rakyat Indonesia Persero Tbk PT	501,000	314,060
Berlian Laju Tanker Tbk PT (I)	128,000	0
Bumi Resources Tbk PT (I)	803,000	31,602
Charoen Pokphand Indonesia Tbk PT	276,000	81,043
Energi Mega Persada Tbk PT (I)	138,000	1,026
Gudang Garam Tbk PT	26,000	78,653
Indo Tambangraya Megah Tbk PT	16,000	36,353
Indocement Tunggal Prakarsa Tbk PT	53,500	83,026
Indofood Sukses Makmur Tbk PT	253,500	154,704
Indosat Tbk PT	36,000	12,909
Indosat Tbk PT, ADR	20	406
Kalbe Farma Tbk PT	855,000	87,209
Perusahaan Gas Negara Persero Tbk PT	480,500	216,037
Semen Gresik Persero Tbk PT	111,000	124,764
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	39,914
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	350,948
Telekomunikasi Indonesia Tbk PT, ADR (L)	179	6,499
Unilever Indonesia Tbk PT	66,500	173,353
United Tractors Tbk PT	92,779	130,741

		3,263,625
Ireland - 0.5%
Bank of Ireland (I)	853,257	244,599
C&C Group PLC	482	2,609
CRH PLC	26,991	649,247
Elan Corp. PLC (I)	10,028	157,003
Experian PLC	38,730	737,697
Greencore Group PLC	26	62
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	164,738
Kerry Group PLC	5,738	349,692
Ryanair Holdings PLC, ADR (L)	1,921	95,551
Shire PLC	21,648	866,793

		3,267,991
Israel - 0.3%
Bank Hapoalim, Ltd.	44,835	226,733
Bank Leumi Le-Israel, Ltd. (I)	54,437	202,586

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Bezeq The
Israeli Telecommunication Corp., Ltd. (I)	65,229	$119,960
Delek Group, Ltd.	86	28,083
Israel Chemicals, Ltd.	16,931	142,911
Israel Corp., Ltd. (I)	58	30,637
Mellanox Technologies, Ltd. (I)	1,352	51,322
Mizrahi Tefahot Bank, Ltd.	5,543	61,114
Nice Systems, Ltd.	2,975	123,040
Teva Pharmaceutical Industries, Ltd.	31,550	1,188,535

		2,174,921
Italy - 1.4%
Arnoldo Mondadori Editore SpA (I)	29	37
Assicurazioni Generali SpA	45,582	910,541
Atlantia SpA	11,994	244,310
Banca Monte dei Paschi di Siena SpA (I)(L)	316,496	87,947
Beni Stabili SpA (I)	3,030	1,924
BGP Holdings PLC (I)	271,827	0
Enel Green Power SpA	77,743	166,807
Enel SpA	252,346	967,612
Eni SpA	96,142	2,216,608
EXOR SpA	3,038	114,075
Fiat SpA (I)	33,809	269,398
Finmeccanica SpA (I)(L)	17,213	103,072
Intesa Sanpaolo SpA	42,950	72,927
Intesa Sanpaolo SpA	384,582	794,582
Luxottica Group SpA	6,760	359,591
Mediobanca SpA	18,489	129,155
Pirelli & C. SpA	10,659	138,792
Prelios SpA (I)	1,065	825
Prysmian SpA	7,382	180,687
Saipem SpA	10,004	217,527
Snam SpA	62,699	317,744
Telecom Italia SpA	233,394	154,820
Telecom Italia SpA	379,537	313,425
Terna Rete Elettrica Nazionale SpA	43,861	198,128
UniCredit SpA	154,674	989,793
Unione di Banche Italiane SCPA	27,462	138,882

		9,089,209
Japan - 15.2%
ABC-MART, Inc.	700	34,153
Acom Company, Ltd. (I)	22,800	86,287
Advantest Corp.	6,000	69,475
Aeon Company, Ltd.	22,200	306,615
AEON Credit Service Company, Ltd.	2,100	66,209
Aeon Mall Company, Ltd.	3,300	98,117
Air Water, Inc.	5,000	73,993
Aisin Seiki Company, Ltd.	7,900	338,596
Ajinomoto Company, Inc.	24,000	316,007
Alfresa Holdings Corp.	1,324	68,428
Amada Company, Ltd.	12,000	108,560
ANA Holdings, Inc.	54,000	117,957
Aozora Bank, Ltd.	49,000	145,459
Asahi Glass Company, Ltd.	41,000	255,064
Asahi Group Holdings, Ltd.	14,700	386,833
Asahi Kasei Corp.	51,000	385,355
Asics Corp.	5,900	102,298
Astellas Pharma, Inc.	16,674	852,285
Benesse Holdings, Inc.	2,400	87,334
Bridgestone Corp.	24,900	911,465
Brother Industries, Ltd.	9,200	104,270
Calbee, Inc.	3,600	104,581
Canon, Inc.	42,100	1,345,366

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Casio Computer Company, Ltd.	6,700	$62,204
Central Japan Railway Company, Ltd.	5,500	706,257
Chiyoda Corp.	6,000	72,358
Chubu Electric Power Company, Inc.	26,200	357,115
Chugai Pharmaceutical Company, Ltd.	8,600	176,922
Citizen Holdings Company, Ltd.	8,800	61,935
Coca-Cola West Company, Ltd.	1,077	21,544
Cosmo Oil Company, Ltd. (I)	24,000	45,054
Credit Saison Company, Ltd.	5,000	135,985
Dai Nippon Printing Company, Ltd.	22,000	233,433
Daicel Corp.	12,534	113,359
Daido Steel Company, Ltd.	9,000	53,128
Daihatsu Motor Company, Ltd.	8,000	155,430
Daiichi Sankyo Company, Ltd.	25,000	453,602
Daikin Industries, Ltd.	8,500	451,820
Dainippon Sumitomo Pharma Company, Ltd.	7,200	98,414
Daito Trust Construction Company, Ltd.	2,900	290,417
Daiwa House Industry Company, Ltd.	19,000	356,252
Daiwa Securities Group, Inc.	60,900	549,512
Dena Company, Ltd. (L)	3,500	71,324
Denso Corp.	18,500	866,776
Dentsu, Inc.	7,600	290,342
Don Quijote Company, Ltd.	2,600	163,208
East Japan Railway Company	13,000	1,120,577
Eisai Company, Ltd.	9,300	378,793
Electric Power Development Company, Ltd.	4,600	150,356
FamilyMart Company, Ltd.	1,700	73,662
FANUC Corp.	7,300	1,207,172
Fast Retailing Company, Ltd.	2,000	754,633
Fuji Electric Company, Ltd.	17,000	69,560
Fuji Heavy Industries, Ltd.	21,000	584,172
FUJIFILM Holdings Corp.	17,900	431,057
Fujitsu, Ltd. (I)	70,000	261,874
Fukuoka Financial Group, Inc.	29,000	131,352
Furukawa Electric Company, Ltd.	23,362	54,001
Gree, Inc. (L)	3,700	28,841
Gungho Online Entertainment, Inc. (I)(L)	130	101,793
Hakuhodo DY Holdings, Inc.	9,900	73,719
Hamamatsu Photonics KK	2,700	101,922
Hankyu Hanshin Holdings, Inc.	43,000	239,238
Hino Motors, Ltd.	10,000	148,195
Hirose Electric Company, Ltd.	1,300	200,231
Hisamitsu Pharmaceutical Company, Inc.	2,400	134,174
Hitachi Chemical, Ltd.	3,700	59,585
Hitachi Construction Machinery Company, Ltd.	4,100	92,141
Hitachi High-Technologies Corp.	3,200	71,978
Hitachi Metals, Ltd.	5,000	61,461
Hitachi, Ltd.	175,000	1,158,741
Hokkaido Electric Power Company, Inc. (I)	5,800	78,383
Hokuhoku Financial Group, Inc.	53,000	111,626
Hokuriku Electric Power Company	6,300	92,340
Honda Motor Company, Ltd.	61,000	2,331,135
Hoya Corp.	17,500	414,556
Hulic Company, Ltd. (I)	9,000	135,440
Ibiden Company, Ltd.	4,400	72,149
Idemitsu Kosan Company, Ltd.	700	60,710
IHI Corp.	44,000	186,031
Inpex Corp.	33,600	397,186
Isetan Mitsukoshi Holdings, Ltd.	12,219	181,845
Isuzu Motors, Ltd.	46,000	304,948
ITOCHU Corp.	56,300	691,715
ITOCHU Techno-Science Corp.	800	28,486
J Front Retailing Company, Ltd.	18,000	146,288

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Company, Ltd.	3,000	$181,828
Japan Exchange Group, Inc.	10,000	222,391
Japan Petroleum Exploration Company, Ltd.	600	25,866
Japan Prime Realty Investment Corp.	28	98,383
Japan Real Estate Investment Corp.	21	246,106
Japan Retail Fund Investment Corp.	75	154,345
Japan Tobacco, Inc.	41,600	1,502,092
JFE Holdings, Inc.	18,400	479,439
JGC Corp.	9,000	325,806
JSR Corp.	6,500	121,128
JTEKT Corp.	7,300	100,458
JX Holdings, Inc.	84,911	441,593
Kajima Corp.	33,000	134,910
Kamigumi Company, Ltd.	9,000	76,640
Kaneka Corp.	11,829	77,435
Kansai Paint Company, Ltd.	7,000	93,040
Kao Corp.	20,400	637,421
Kawasaki Heavy Industries, Ltd.	50,000	217,669
KDDI Corp.	20,600	1,060,358
Keikyu Corp.	18,000	170,646
Keio Corp.	20,000	143,818
Keisei Electric Railway Company, Ltd.	8,000	83,585
Keyence Corp.	1,699	647,131
Kikkoman Corp.	5,000	91,690
Kinden Corp.	3,591	38,640
Kintetsu Corp.	62,000	231,359
Kirin Holdings Company, Ltd.	32,000	467,695
Kobe Steel, Ltd. (I)	105,000	195,719
Koito Manufacturing Company, Ltd.	4,000	76,225
Komatsu, Ltd.	34,500	861,246
Konami Corp.	3,700	85,593
Konica Minolta Holdings, Inc.	20,000	168,515
Kubota Corp.	40,000	580,918
Kuraray Company, Ltd.	13,200	158,569
Kurita Water Industries, Ltd.	4,400	93,686
Kyocera Corp.	11,600	618,044
Kyowa Hakko Kogyo Company, Ltd.	9,473	97,549
Kyushu Electric Power Company, Inc. (I)	16,300	233,351
Lawson, Inc.	2,100	164,832
LIXIL Group Corp.	11,000	227,261
M3, Inc.	37	102,702
Mabuchi Motor Company, Ltd.	800	42,298
Makita Corp.	3,900	226,914
Marubeni Corp.	60,000	473,587
Marui Group Company, Ltd.	7,600	71,436
Maruichi Steel Tube, Ltd.	1,200	29,856
Mazda Motor Corp. (I)	102,000	457,028
McDonald’s Holdings Company, Ltd.	2,600	71,685
Medipal Holdings Corp.	5,490	67,897
MEIJI Holdings Company, Ltd.	2,500	137,106
Miraca Holdings, Inc.	2,300	102,801
Mitsubishi Chemical Holdings Corp.	50,500	236,686
Mitsubishi Corp. (L)	53,600	1,087,199
Mitsubishi Electric Corp.	73,000	770,561
Mitsubishi Estate Company, Ltd.	47,000	1,394,581
Mitsubishi Gas & Chemicals Company, Inc.	14,829	124,965
Mitsubishi Heavy Industries, Ltd.	118,000	679,158
Mitsubishi Logistics Corp.	5,943	90,153
Mitsubishi Materials Corp.	50,000	207,114
Mitsubishi Motors Corp. (I)(L)	17,000	188,883
Mitsubishi Tanabe Pharma Corp.	7,000	98,344
Mitsubishi UFJ Financial Group	477,200	3,061,166

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	$93,511
Mitsui & Company, Ltd.	67,300	980,605
Mitsui Chemicals, Inc.	25,000	68,826
Mitsui Fudosan Company, Ltd.	32,000	1,081,577
Mitsui O.S.K. Lines, Ltd.	47,000	213,042
Mizuho Financial Group, Inc.	853,200	1,857,133
MS&AD Insurance Group Holdings	19,600	513,618
Murata Manufacturing Company, Ltd.	7,500	574,702
Nabtesco Corp.	3,900	95,279
Namco Bandai Holdings, Inc.	6,199	115,943
NEC Corp.	95,000	220,484
Nexon Company, Ltd.	4,100	50,119
NGK Insulators, Ltd.	9,000	137,058
NGK Spark Plug Company, Ltd.	5,000	111,083
NHK Spring Company, Ltd.	4,600	47,322
Nidec Corp.	4,400	364,359
Nikon Corp.	13,700	239,207
Nintendo Company, Ltd.	4,000	454,530
Nippon Building Fund, Inc.	24	298,907
Nippon Electric Glass Company, Ltd.	14,000	75,106
Nippon Express Company, Ltd.	30,000	150,795
Nippon Meat Packers, Inc.	5,238	75,171
Nippon Prologis REIT, Inc.	12	120,210
Nippon Steel & Sumitomo Metal Corp.	281,000	957,904
Nippon Telegraph & Telephone Corp.	16,300	846,046
Nippon Yusen KK (L)	55,000	174,245
Nissan Motor Company, Ltd.	95,900	965,544
Nisshin Seifun Group, Inc.	9,900	100,052
Nissin Food Products Company, Ltd.	2,200	90,444
Nitori Holdings Company, Ltd.	1,050	96,310
Nitto Denko Corp.	6,000	393,097
NKSJ Holdings, Inc.	14,300	368,986
NOK Corp.	3,800	59,370
Nomura Holdings, Inc.	134,600	1,051,047
Nomura Real Estate Holdings, Inc.	4,500	110,833
Nomura Real Estate Office Fund, Inc.	7	35,981
Nomura Research Institute, Ltd.	3,200	111,468
NSK, Ltd.	13,715	140,701
NTT Data Corp.	5,500	185,815
NTT DOCOMO, Inc.	59,300	963,440
NTT Urban Development Corp.	2,200	28,922
Obayashi Corp.	27,000	161,518
Odakyu Electric Railway Company, Ltd.	23,000	229,022
OJI Paper Company, Ltd.	30,000	140,936
Olympus Corp. (I)	7,000	213,063
Omron Corp.	7,100	256,951
Ono Pharmaceutical Company, Ltd.	2,900	178,660
Oracle Corp. Japan	1,500	55,896
Oriental Land Company, Ltd.	1,800	297,949
ORIX Corp. (L)	47,800	782,328
Osaka Gas Company, Ltd.	69,000	294,485
Otsuka Corp.	400	51,118
Otsuka Holdings Company, Ltd.	14,500	420,961
Panasonic Corp.	85,000	823,841
Park24 Company, Ltd.	5,000	89,033
Rakuten, Inc.	27,200	413,318
Resona Holdings, Inc.	71,500	366,186
Ricoh Company, Ltd.	24,000	277,871
Rinnai Corp.	1,200	89,266
Rohm Company, Ltd.	3,800	156,314
Sankyo Company, Ltd.	1,900	92,972
Sanrio Company, Ltd.	1,700	104,703

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Santen Pharmaceutical Company, Ltd.	2,800	$136,037
SBI Holdings, Inc.	8,013	104,238
Secom Company, Ltd.	7,700	483,276
Sega Sammy Holdings, Inc.	6,900	199,880
Sekisui Chemical Company, Ltd.	17,000	173,636
Sekisui House, Ltd.	20,000	269,639
Seven & I Holdings Company, Ltd.	28,700	1,051,252
Seven Bank, Ltd.	20,400	68,362
Sharp Corp. (I)(L)	41,000	151,385
Shikoku Electric Power Company, Inc. (I)	6,400	109,131
Shimadzu Corp.	9,000	85,499
Shimamura Company, Ltd.	700	69,733
Shimano, Inc.	2,600	232,633
Shimizu Corp.	20,000	98,031
Shin-Etsu Chemical Company, Ltd.	15,700	963,863
Shinsei Bank, Ltd.	69,000	167,823
Shionogi & Company, Ltd.	12,600	265,517
Shiseido Company, Ltd.	14,200	255,793
Showa Denko KK	45,839	62,207
Showa Shell Sekiyu KK	6,845	76,794
SMC Corp.	2,000	477,428
Softbank Corp.	35,200	2,446,307
Sojitz Corp.	41,700	81,915
Sony Corp. (L)	39,100	837,796
Sony Financial Holdings, Inc.	5,800	106,644
Stanley Electric Company, Ltd.	4,500	95,961
Sumco Corp.	5,200	42,275
Sumitomo Chemical Company, Ltd.	64,000	244,319
Sumitomo Corp.	44,500	600,991
Sumitomo Electric Industries, Ltd.	30,900	448,548
Sumitomo Heavy Industries, Ltd.	20,010	91,225
Sumitomo Metal Mining Company, Ltd.	21,000	297,709
Sumitomo Mitsui Financial Group, Inc.	47,300	2,296,319
Sumitomo Mitsui Trust Holdings, Inc.	117,000	581,055
Sumitomo Realty &
Development Company, Ltd.	14,000	667,668
Sumitomo Rubber Industries, Ltd.	7,100	109,906
Suntory Beverage & Food, Ltd. (I)	5,000	168,725
Suruga Bank, Ltd.	6,000	103,567
Suzuken Company, Ltd.	2,400	79,137
Suzuki Motor Corp.	13,000	312,289
Sysmex Corp.	2,400	153,832
T&D Holdings, Inc.	23,300	289,481
Taiheiyo Cement Corp.	42,000	184,031
Taisei Corp.	37,000	182,563
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	79,264
Taiyo Nippon Sanso Corp.	9,000	60,549
Takashimaya Company, Ltd.	11,181	105,050
Takeda Pharmaceutical Company, Ltd.	30,100	1,423,772
TDK Corp.	4,900	192,798
Teijin, Ltd.	32,000	73,898
Terumo Corp.	5,900	303,645
The 77th Bank, Ltd.	523	2,576
The Bank of Kyoto, Ltd.	13,000	114,613
The Bank of Yokohama, Ltd.	44,000	251,951
The Chiba Bank, Ltd.	31,000	226,917
The Chugoku Bank, Ltd.	6,000	84,532
The Chugoku Electric Power Company, Inc.	12,400	197,609
The Dai-ichi Life Insurance Company, Ltd.	34,000	487,347
The Gunma Bank, Ltd.	14,000	82,180
The Hachijuni Bank, Ltd.	13,000	81,086
The Hiroshima Bank, Ltd.	24,000	102,593
The Iyo Bank, Ltd.	10,000	105,097

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Japan Steel Works, Ltd.	12,000	$69,899
The Joyo Bank, Ltd.	23,000	123,946
The Kansai Electric Power Company, Ltd. (I)	29,800	379,685
The Nishi-Nippon City Bank, Ltd.	34,000	92,869
The Shizuoka Bank, Ltd.	22,000	251,075
The Yokohama Rubber Company, Ltd.	10,000	99,041
THK Company, Ltd.	4,000	89,049
Tobu Railway Company, Ltd.	40,000	211,550
Toho Company, Ltd.	4,567	95,421
Toho Gas Company, Ltd.	14,000	73,404
Tohoku Electric Power Company, Inc. (I)	18,500	228,243
Tokio Marine Holdings, Inc.	25,600	839,815
Tokyo Electric Power Company, Inc. (I)	54,500	339,187
Tokyo Electron, Ltd.	6,700	360,408
Tokyo Gas Company, Ltd.	90,000	494,715
Tokyo Tatemono Company, Ltd.	15,000	138,157
Tokyu Corp.	44,000	314,732
Tokyu Land Corp.	15,000	155,807
TonenGeneral Sekiyu KK	10,000	92,458
Toppan Printing Company, Ltd.	24,000	194,044
Toray Industries, Inc.	58,000	382,446
Toshiba Corp.	155,000	698,696
TOTO, Ltd.	9,000	126,410
Toyo Seikan Kaisha, Ltd.	4,800	94,445
Toyo Suisan Kaisha, Ltd.	4,000	117,581
Toyoda Gosei Company, Ltd.	2,466	60,960
Toyota Boshoku Corp.	3,300	44,352
Toyota Industries Corp.	6,100	264,195
Toyota Motor Corp.	103,600	6,643,986
Toyota Tsusho Corp.	7,900	206,859
Trend Micro, Inc.	4,000	149,323
Tsumura & Company, Ltd.	2,500	73,415
Ube Industries, Ltd.	37,000	69,949
Unicharm Corp.	4,300	251,698
United Urban Investment Corp.	85	129,765
USS Company, Ltd.	10,070	145,990
West Japan Railway Company	6,100	261,665
Yahoo Japan Corp.	52,400	298,361
Yakult Honsha Company, Ltd.	4,143	207,934
Yamada Denki Company, Ltd.	33,400	98,776
Yamaguchi Financial Group, Inc.	7,000	68,945
Yamaha Corp.	4,400	63,026
Yamaha Motor Company, Ltd.	12,400	182,264
Yamato Kogyo Company, Ltd.	2,300	85,616
Yamato Transport Company, Ltd.	15,700	354,942
Yamazaki Baking Company, Ltd.	4,000	43,238
Yaskawa Electric Corp.	9,000	127,137
Yokogawa Electric Corp.	7,686	109,827

		102,448,650
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	248,165
Luxembourg - 0.2%
ArcelorMittal	39,259	539,918
Millicom International Cellular SA	2,700	238,640
SES SA	11,632	332,934
Tenaris SA	20,099	471,043

		1,582,535
Macau - 0.0%
Wynn Macau, Ltd.	61,415	209,900
Malaysia - 0.7%
AirAsia BHD	21,700	17,052

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Alliance Financial Group BHD	53,600	$82,423
AMMB Holdings BHD	59,087	134,555
Axiata Group BHD	90,800	191,701
Berjaya Sports Toto BHD	11,280	14,225
British American Tobacco Malaysia BHD	4,300	84,706
Bumi Armada BHD	41,700	49,914
CIMB Group Holdings BHD	197,300	455,396
DiGi.Com BHD	110,800	164,830
Felda Global Ventures Holdings BHD	39,000	50,268
Gamuda BHD	62,000	87,538
Genting BHD	72,900	232,688
Genting Malaysia BHD	105,700	136,902
Genting Plantations BHD	15,000	43,276
Hong Leong Bank BHD	20,060	86,057
Hong Leong Financial Group BHD	5,600	24,954
IHH Healthcare BHD (I)	71,800	91,437
IJM Corp. BHD	43,710	77,532
IJM Land BHD	1,395	1,152
IOI Corp. BHD	114,466	188,285
Kuala Lumpur Kepong BHD	17,150	119,200
Lafarge Malayan Cement BHD	9,360	27,062
Malayan Banking BHD	168,634	509,344
Malaysia Airports Holdings BHD	33,591	78,384
Maxis BHD	80,200	172,259
MISC BHD (I)	26,280	41,301
MMC Corp. BHD	53,600	42,433
Parkson Holdings BHD	20,197	23,802
Petronas Chemicals Group BHD	99,800	209,790
Petronas Dagangan BHD	12,200	108,569
Petronas Gas BHD	21,200	143,157
PPB Group BHD	17,700	77,216
Public Bank BHD	44,226	240,610
RHB Capital BHD	23,627	54,812
Sapurakencana Petroleum BHD (I)	80,300	90,971
Sime Darby BHD	96,401	280,427
Telekom Malaysia BHD	40,000	64,213
Tenaga Nasional BHD	97,450	270,076
UEM Sunrise BHD	36,187	28,338
UMW Holdings BHD	25,500	92,508
YTL Corp. BHD	166,792	78,831
YTL Power International BHD	82,365	44,986

		5,013,180
Mexico - 1.1%
Alfa SAB de CV, Class A	115,380	311,159
America Movil SAB de CV, Series L	1,505,632	1,493,037
Arca Continental SAB de CV	7,500	46,698
Cemex SAB de CV (I)	418,299	469,446
Coca-Cola Femsa SAB de CV, Series L	15,312	193,016
Compartamos SAB de CV	28,000	52,152
Controladora Comercial Mexicana SAB de CV	20,600	87,628
El Puerto de Liverpool SAB de CV	4,600	51,941
Fomento Economico Mexicano SAB de CV	74,920	726,906
Fresnillo PLC	7,504	118,286
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	94,182
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	107,273
Grupo Bimbo SAB de CV	63,384	195,825
Grupo Carso SAB de CV, Series A1	27,077	144,554
Grupo Financiero Banorte SAB de CV, Series O	94,062	586,095
Grupo Financiero Inbursa SAB de CV, Series O	64,238	146,737
Grupo Financiero Santander Mexico
SAB de CV	65,000	180,160

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	156,766	$469,358
Grupo Televisa SA	101,026	564,193
Industrias CH SAB de CV, Series B (I)	9,500	56,269
Industrias Penoles SAB de CV	4,883	143,437
Kimberly-Clark de Mexico SAB de CV	56,178	164,249
Mexichem SAB de CV	31,640	137,950
Minera Frisco SAB de CV, Class A1 (I)	27,077	70,333
Wal-Mart de Mexico SAB de CV	199,088	521,086

		7,131,970
Netherlands - 3.1%
Aegon NV	72,180	534,469
Akzo Nobel NV	9,221	606,166
ASML Holding NV	12,384	1,221,402
CNH Industrial NV (I)	34,400	441,181
Corio NV	2,813	121,064
Delta Lloyd NV	4,512	95,855
Fugro NV	2,807	171,258
Gemalto NV	2,994	321,592
Heineken Holding NV	4,171	263,897
Heineken NV	8,722	617,641
ING Groep NV (I)	144,739	1,642,386
Koninklijke Ahold NV	37,230	645,071
Koninklijke Boskalis Westinster NV	2,484	109,908
Koninklijke DSM NV	6,195	467,588
Koninklijke KPN NV (I)	114,399	364,623
Koninklijke Philips Electronics NV	36,899	1,190,014
Koninklijke Vopak NV	2,830	162,040
QIAGEN NV (I)	8,422	181,572
Randstad Holdings NV	4,599	259,154
Reed Elsevier NV	27,876	560,236
Royal Dutch Shell PLC, B Shares	98,201	3,394,081
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	143,480	4,739,358
TNT Express NV	12,124	110,541
Unilever NV	62,096	2,416,479
Wolters Kluwer NV	11,636	299,622
Ziggo NV	4,475	181,300

		21,118,498
New Zealand - 0.1%
Auckland International Airport, Ltd.	26,045	71,715
Contact Energy, Ltd.	8,664	38,931
Fletcher Building, Ltd.	33,017	260,537
SKYCITY Entertainment Group, Ltd.	17,594	58,492
Telecom Corp. of New Zealand, Ltd. (L)	36,121	69,760

		499,435
Norway - 0.5%
Aker Solutions ASA	7,375	103,600
DNB ASA	40,576	616,318
Gjensidige Forsikring ASA	4,167	62,938
Norsk Hydro ASA	44,388	184,080
Orkla ASA	33,366	243,072
Seadrill, Ltd.	13,637	612,432
Statoil ASA	42,623	968,256
Telenor ASA	26,823	613,054
Yara International ASA	6,981	288,346

		3,692,096
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	93,258
Credicorp, Ltd.	2,734	351,210

		444,468

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines - 0.1%
Ayala Corp.	7,160	$99,503
Ayala Land, Inc.	253,800	159,053
Bank of the Philippine Islands	27,067	59,832
BDO Unibank, Inc.	24,194	41,716
Energy Development Corp.	244,436	30,484
Globe Telecom, Inc.	970	35,662
Jollibee Foods Corp.	18,900	72,750
Metropolitan Bank & Trust Company	40,063	76,221
Philippine Long Distance Telephone Company	2,340	159,595
SM Investments Corp.	10,135	181,759
SM Prime Holdings, Ltd.	241,744	89,058

		1,005,633
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	41,357
Bank Millennium SA (I)	12,341	28,157
Bank Pekao SA	4,928	281,621
Boryszew SA (I)	23,796	4,343
BRE Bank SA	525	75,647
Cyfrowy Polsat SA (I)	6,360	43,278
Enea SA	3,933	17,786
Eurocash SA	2,447	37,697
Firma Oponiarska Debica SA	64	1,657
Grupa Lotos SA (I)	2,314	27,261
Jastrzebska Spolka Weglowa SA	1,255	29,310
KGHM Polska Miedz SA	5,681	223,681
PGE SA	26,654	142,075
Polski Koncern Naftowy Orlen SA	11,432	161,889
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	123,798
Powszechna Kasa Oszczednosci
Bank Polski SA (L)	30,479	361,285
Powszechny Zaklad Ubezpieczen SA	2,300	312,293
Sygnity SA (I)	207	1,286
Synthos SA	14,988	22,888
Tauron Polska Energia SA	37,474	57,544
Telekomunikacja Polska SA	26,179	69,654

		2,064,507
Portugal - 0.1%
Banco Espirito Santo SA (I)	60,988	64,971
EDP - Energias de Portugal SA	84,624	309,174
Galp Energia SGPS SA	7,057	117,606
Jeronimo Martins SGPS SA	7,332	150,610
Portugal Telecom SGPS SA (L)	27,409	123,548

		765,909
Russia - 1.3%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	1,658
Gazprom OAO, ADR	251,662	2,219,659
Gazprom OAO, ADR (London Exchange)	3,680	32,440
LUKOIL OAO, ADR	29,756	1,891,291
MMC Norilsk Nickel OJSC, ADR	39,185	565,440
Mobile TeleSystems OJSC, ADR (I)	20,264	451,077
NovaTek OAO, GDR	3,606	476,932
Rosneft OAO, GDR	30,000	243,000
Rosneft OAO, GDR	38,621	312,991
Sberbank of Russia, ADR	40,000	481,200
Sberbank of Russia, ADR	34,900	418,752
Severstal OAO, GDR	4,250	36,593
Sistema JSFC, GDR	3,202	83,243
Surgutneftegas OAO, ADR	34,280	300,636
Surgutneftegas OAO, Class B, ADR	38,814	276,744
Tatneft OAO, ADR	14,389	563,659

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Uralkali OSJC, GDR	6,000	$156,000
VTB Bank OJSC, GDR	50,760	134,081

		8,645,396
Singapore - 1.1%
Ascendas Real Estate Investment Trust	56,864	103,391
CapitaLand, Ltd.	115,999	286,001
CapitaMall Trust	90,402	141,276
CapitaMalls Asia, Ltd.	31,000	48,328
City Developments, Ltd.	23,000	187,983
ComfortDelGro Corp., Ltd.	97,000	152,436
DBS Group Holdings, Ltd.	64,216	841,041
Genting Singapore PLC	226,200	258,916
Golden Agri-Resources, Ltd.	284,496	118,007
Hutchison Port Holdings Trust	215,400	168,038
Jardine Cycle and Carriage, Ltd.	4,547	138,323
Keppel Corp., Ltd.	56,969	473,281
Keppel Land, Ltd.	35,510	100,287
Olam International, Ltd. (L)	59,316	72,360
Oversea-Chinese Banking Corp., Ltd.	101,145	830,681
SembCorp Industries, Ltd.	38,019	160,343
SembCorp Marine, Ltd.	36,999	133,683
Singapore Airlines, Ltd.	23,140	192,161
Singapore Exchange, Ltd.	37,000	214,232
Singapore Press Holdings, Ltd.	59,500	194,989
Singapore Technologies Engineering, Ltd.	73,000	242,825
Singapore Telecommunications, Ltd.	303,840	904,045
StarHub, Ltd.	21,000	71,831
Suntec Real Estate Investment Trust	191	249
United Overseas Bank, Ltd.	50,361	830,426
UOL Group, Ltd.	24,099	118,167
Wilmar International, Ltd.	72,000	181,974

		7,165,274
South Africa - 1.5%
African Bank Investments, Ltd. (L)	28,419	47,248
African Rainbow Minerals, Ltd.	5,606	109,788
Anglo American Platinum, Ltd. (I)	2,632	114,149
AngloGold Ashanti, Ltd.	14,430	192,560
Aspen Pharmacare Holdings, Ltd.	8,659	226,551
Assore, Ltd.	664	28,811
Barclays Africa Group, Ltd.	12,071	177,161
Bidvest Group, Ltd.	11,166	279,854
Discovery Holdings, Ltd.	15,181	122,565
Exxaro Resources, Ltd.	4,891	80,116
FirstRand, Ltd.	118,126	394,023
Gold Fields, Ltd.	29,492	135,675
Growthpoint Properties, Ltd.	74,920	183,869
Harmony Gold Mining Company, Ltd.	16,381	56,039
Hulamin, Ltd. (I)	156	87
Impala Platinum Holdings, Ltd.	22,733	279,673
Imperial Holdings, Ltd.	6,917	150,148
Investec, Ltd.	7,953	52,246
Kumba Iron Ore, Ltd. (L)	3,135	144,830
Liberty Holdings, Ltd.	4,754	55,377
Life Healthcare Group Holdings, Ltd.	40,397	143,553
Massmart Holdings, Ltd.	4,351	72,846
MMI Holdings, Ltd.	19,936	48,518
Mr. Price Group, Ltd.	8,969	124,181
MTN Group, Ltd. (L)	63,985	1,248,786
Naspers, Ltd.	14,605	1,347,326
Nedbank Group, Ltd.	9,463	192,703
Netcare, Ltd.	36,217	86,449
Northam Platinum, Ltd. (I)	9,557	40,345

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Pick’n Pay Stores, Ltd.	7,147	$29,615
PPC, Ltd.	27,421	82,426
Redefine Income Fund, Ltd.	113,653	110,347
Remgro, Ltd.	18,654	360,321
Reunert, Ltd.	6,898	49,854
RMB Holdings, Ltd.	31,391	144,247
RMI Holdings	31,391	83,657
Sanlam, Ltd.	64,030	298,751
Sappi, Ltd. (I)	26,810	67,414
Sasol, Ltd. (L)	20,803	992,559
Shoprite Holdings, Ltd.	16,492	271,255
Standard Bank Group, Ltd.	45,879	547,643
Steinhoff International Holdings, Ltd. (I)	51,950	184,931
Super Group, Ltd. (I)	290	703
The Foschini Group, Ltd. (L)	6,632	68,614
Tiger Brands, Ltd.	6,286	187,226
Trans Hex Group, Ltd. (I)	1,091	369
Truworths International, Ltd.	18,481	165,610
Vodacom Group, Ltd. (L)	16,692	207,062
Woolworths Holdings, Ltd.	26,688	197,154

		10,185,235
South Korea - 3.1%
Amorepacific Corp.	127	106,862
AMOREPACIFIC Group	129	47,162
BS Financial Group, Inc.	5,627	84,022
Celltrion, Inc. (I)	2,479	108,044
Cheil Industries, Inc.	1,865	159,224
CJ CheilJedang Corp.	326	83,920
CJ Corp.	456	49,248
Coway Company, Ltd.	1,930	106,862
Daelim Industrial Company, Ltd.	877	78,964
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	17,232
Daewoo International Corp.	1,626	57,468
Daewoo Securities Company, Ltd.	7,159	65,595
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	130,146
DGB Financial Group, Inc.	3,940	59,263
Dongbu Insurance Company, Ltd.	1,810	77,867
Doosan Corp.	163	22,912
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	87,233
Doosan Infracore Company, Ltd. (I)	4,470	65,367
E-Mart Company, Ltd.	817	183,463
GS Engineering & Construction Corp.	1,110	38,593
GS Holdings Corp.	2,038	107,032
Hana Financial Group, Inc.	9,912	338,891
Hanjin Kal Corp. (I)	443	7,012
Hankook Tire Company, Ltd.	3,008	171,946
Hanwha Chemical Corp.	2,217	42,947
Hanwha Corp.	2,040	71,967
Hanwha Life Insurance Company, Ltd.	8,120	52,545
Hitejinro Holdings Company, Ltd.	200	2,327
Hyosung Corp.	1,033	68,948
Hyundai Department Store Company, Ltd.	494	73,919
Hyundai Development Company	1,140	25,452
Hyundai Engineering &
Construction Company, Ltd.	2,649	152,418
Hyundai Glovis Company, Ltd.	539	105,613
Hyundai Heavy Industries Company, Ltd.	1,587	389,806
Hyundai Hysco Company, Ltd.	1,490	63,708
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	72,061

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Merchant Marine Company, Ltd. (I)	2,180	$35,539
Hyundai Mipo Dockyard	513	74,993
Hyundai Mobis	2,535	675,000
Hyundai Motor Company	5,686	1,328,688
Hyundai Securities Company, Ltd.	2,435	15,168
Hyundai Steel Company	2,195	169,036
Hyundai Wia Corp.	644	101,631
Industrial Bank of Korea	7,080	78,436
Kangwon Land, Inc.	4,000	106,128
KB Financial Group, Inc.	10,980	383,492
KB Financial Group, Inc., ADR	2,772	97,075
KCC Corp.	196	82,475
Kia Motors Corp.	9,843	597,134
Korea Aerospace Industries, Ltd.	1,710	42,605
Korea Electric Power Corp. (I)	7,710	215,806
Korea Electric Power Corp., ADR (I)(L)	4,277	60,049
Korea Gas Corp.	1,000	52,871
Korea Investment Holdings Company, Ltd.	1,170	45,162
Korea Zinc Company, Ltd.	339	102,323
Korean Air Lines Company, Ltd. (I)	917	32,144
Korean Reinsurance Company, Ltd.	15	179
KT Corp.	2,633	88,252
KT&G Corp.	4,163	298,383
Kumho Industrial Company, Ltd. (I)	17	245
Kumho Petrochemical Company, Ltd.	614	58,035
LG Chem, Ltd.	1,735	495,366
LG Corp.	3,654	225,197
LG Display Company, Ltd. (I)	7,650	184,869
LG Display Company, Ltd., ADR (I)(L)	2,417	28,835
LG Electronics, Inc.	4,051	268,555
LG Household & Health Care, Ltd.	362	183,069
LG Innotek Company, Ltd. (I)	210	16,797
LG Uplus Corp. (I)	6,602	70,860
Lotte Chemical Corp.	562	103,898
Lotte Confectionery Company, Ltd.	20	31,685
Lotte Shopping Company, Ltd.	410	145,195
LS Cable, Ltd.	793	57,222
LS Industrial Systems Company, Ltd.	735	44,475
Mirae Asset Securities Company, Ltd.	875	29,996
NAVER Corp.	1,057	548,326
NCSoft Corp.	632	112,401
NHN Entertainment Corp. (I)	486	53,363
OCI Company, Ltd.	650	104,393
Orion Corp.	143	126,847
POSCO	2,426	718,311
S-Oil Corp.	1,778	128,955
S1 Corp.	810	48,711
Samsung C&T Corp.	4,787	278,584
Samsung Card Company, Ltd.	1,490	55,369
Samsung Electro-Mechanics Company, Ltd.	2,318	186,243
Samsung Electronics Company, Ltd.	4,040	5,115,060
Samsung Engineering Company, Ltd.	1,181	90,494
Samsung Fire & Marine
Insurance Company, Ltd.	1,357	311,549
Samsung Heavy Industries Company, Ltd.	6,270	250,733
Samsung Life Insurance Company, Ltd.	2,331	226,461
Samsung SDI Company, Ltd.	1,333	232,746
Samsung Securities Company, Ltd.	2,498	109,427
Samsung Techwin Company, Ltd.	1,577	89,563
Shinhan Financial Group Company, Ltd., ADR	350	14,175
Shinhan Financial Group Company, Ltd.	15,585	631,271
Shinsegae Company, Ltd.	197	42,365
SK C&C Company, Ltd.	964	103,196

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Holdings Company, Ltd.	1,019	$184,035
SK Hynix, Inc. (I)	19,510	547,636
SK Innovation Company, Ltd.	2,274	309,171
SK Networks Company, Ltd.	3,090	18,785
SK Telecom Company, Ltd.	470	95,883
Woori Finance Holdings Company, Ltd.	14,510	168,310
Woori Investment & Securities Company, Ltd.	3,944	42,607
Yuhan Corp.	350	63,855

		21,011,732
Spain - 2.2%
Abertis Infraestructuras SA	13,762	268,171
Acciona SA	1,036	59,243
ACS Actividades de Construccion
y Servicios SA	6,529	208,310
Amadeus IT Holding SA, A Shares	12,738	452,049
Banco Bilbao Vizcaya Argentaria SA	212,776	2,390,433
Banco de Sabadell SA (L)	115,316	290,389
Banco Popular Espanol SA (I)	33,404	180,891
Banco Santander SA	428,369	3,511,713
Bankia SA (I)	340	370
CaixaBank	36,185	158,922
Distribuidora Internacional de Alimentacion SA	23,600	205,456
Enagas SA	6,236	153,252
Ferrovial SA	14,499	261,459
Gas Natural SDG SA	14,483	303,591
Grifols SA	4,281	175,803
Grifols SA, B Shares	427	13,060
Iberdrola SA	163,920	955,775
Inditex SA	8,254	1,275,477
Mapfre SA	30,375	108,737
Red Electrica Corp. SA	4,146	236,680
Repsol SA	34,600	860,629
Telefonica SA (I)	158,395	2,475,568
Zardoya Otis SA	5,513	89,469
Zeltia SA (I)	175	619

		14,636,066
Sweden - 2.2%
Alfa Laval AB	13,367	322,676
Assa Abloy AB, Series B	13,254	608,547
Atlas Copco AB, Series A	25,624	750,666
Atlas Copco AB, Series B	13,732	363,117
Boliden AB	10,826	162,281
Electrolux AB	9,396	244,103
Elekta AB, B Shares	15,376	247,515
Getinge AB, B Shares	6,512	232,789
Hennes & Mauritz AB, B Shares	35,889	1,560,895
Hexagon AB	9,601	289,359
Husqvarna AB, B Shares	18,793	122,027
Industrivarden AB, C Shares (I)(L)	2,860	52,702
Investment AB Kinnevik, B Shares	7,421	257,255
Investor AB, B Shares	16,147	489,960
Lundin Petroleum AB (I)	8,518	183,743
Nordea Bank AB	100,775	1,217,558
Ratos AB	7,211	67,167
Sandvik AB	40,462	559,275
Scania AB, Series B	10,652	228,086
Securitas AB, Series B	14,347	163,900
Skandinaviska Enskilda Banken AB, Series A	56,007	593,675
Skanska AB, Series B	14,150	272,199
SKF AB, B Shares	15,548	432,963
Svenska Cellulosa AB, B Shares	22,959	579,323
Svenska Handelsbanken AB, Class A	18,485	790,903

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, Class A	32,393	$755,478
Swedish Match AB	8,709	307,417
Tele2 AB, B Shares (I)	12,690	162,341
Telefonaktiebolaget LM Ericsson, B Shares	116,154	1,547,081
TeliaSonera AB	82,426	631,642
Volvo AB, Series B	52,551	787,271

		14,983,914
Switzerland - 7.0%
ABB, Ltd. (SIX Swiss Exchange) (I)	83,395	1,970,095
Actelion, Ltd. (I)	4,318	306,589
Adecco SA (I)	5,213	372,330
Aryzta AG (I)	3,464	231,545
Baloise Holding AG	2,422	267,828
Banque Cantonale Vaudoise	234	128,940
Barry Callebaut AG (I)	135	135,470
Cie Financiere Richemont SA	20,075	2,006,235
Coca-Cola HBC AG (I)	7,325	219,543
Credit Suisse Group AG (I)	55,601	1,703,795
EMS-Chemie Holding AG	400	141,377
Geberit AG (I)	1,444	390,023
Givaudan AG (I)	319	466,622
Glencore Xstrata PLC (I)	399,203	2,177,582
Holcim, Ltd. (I)	9,354	696,376
Julius Baer Group, Ltd. (I)	8,521	397,769
Kuehne & Nagel International AG	2,068	270,894
Lindt & Spruengli AG - PC	35	143,667
Lindt & Spruengli AG - REG	5	237,483
Lonza Group AG (I)	2,828	231,481
Nestle SA	119,782	8,389,786
Novartis AG	86,608	6,657,190
Pargesa Holding SA	1,946	145,863
Partners Group Holding AG	751	183,985
Roche Holdings AG	26,454	7,136,170
Schindler Holding AG,
Participation Certificates	2,256	339,196
Schindler Holding AG, Registered Shares	1,251	181,571
SGS SA	231	552,266
Sika AG	91	265,294
Sonova Holding AG (I)	2,467	306,619
STMicroelectronics NV (I)	24,208	223,126
Sulzer AG	981	151,866
Swiss Life Holding (I)	1,540	291,552
Swiss Prime Site AG (I)	2,297	177,809
Swiss Re, Ltd. (I)	13,654	1,129,404
Swisscom AG	890	428,232
Syngenta AG	3,571	1,458,942
The Swatch Group AG	1,748	196,823
The Swatch Group AG, BR Shares	1,261	813,473
Transocean, Ltd.	14,101	627,760
UBS AG (I)	138,236	2,828,051
Wolseley PLC	10,619	549,797
Zurich Insurance Group AG (I)	5,672	1,460,795

		46,991,214
Taiwan - 1.8%
Acer, Inc. (I)	53,424	37,151
Advanced Semiconductor Engineering, Inc.	215,933	208,610
Advantech Company, Ltd.	1,811	10,140
Asia Cement Corp.	36,141	45,728
Asia Optical Company, Inc. (I)	79	84
Asustek Computer, Inc.	24,952	200,114
AU Optronics Corp. (I)	163,827	61,120
Catcher Technology Company, Ltd.	8,184	43,351

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Cathay Financial Holdings Company, Ltd.	269,281	$383,606
Chang Hwa Commercial Bank	84,859	49,476
Cheng Shin Rubber Industry Company, Ltd.	77,680	203,443
Cheng Uei Precision Industry Company, Ltd.	6,949	13,919
China Airlines, Ltd. (I)	26,874	10,092
China Development Financial Holdings Corp.	213,153	61,280
China Motor Corp.	65	59
China Steel Corp.	429,793	377,327
Chunghwa Telecom Company, Ltd.	141,148	449,870
Compal Communications, Inc.	512	754
Compal Electronics, Inc.	79,764	58,297
CTBC Financial Holding Company, Ltd.	534,469	349,023
D-Link Corp.	361	202
Delta Electronics, Inc.	67,331	327,042
E.Sun Financial Holding Company, Ltd.	55,157	35,685
Epistar Corp. (I)	10,064	19,074
Eva Airways Corp. (I)	23,623	13,429
Evergreen Marine Corp., Ltd. (I)	8,799	5,215
Far Eastern Department Stores Company, Ltd.	20,138	21,191
Far Eastern New Century Corp.	62,356	68,770
Far EasTone
Telecommunications Company, Ltd.	69,159	172,438
First Financial Holding Company, Ltd.	115,798	69,260
Formosa Chemicals & Fibre Corp.	119,212	317,092
Formosa Petrochemical Corp.	24,720	64,986
Formosa Plastics Corp.	154,086	397,792
Formosa Taffeta Company, Ltd.	5,000	4,873
Foxconn Technology Company, Ltd.	14,484	37,643
Fubon Financial Holding Company, Ltd.	211,112	292,169
Hon Hai Precision Industry Company, Ltd.	408,520	1,047,586
HTC Corp.	26,997	121,020
Hua Nan Financial Holdings Company, Ltd.	78,460	44,847
Innolux Corp. (I)	93,794	45,088
Inventec Corp.	25,899	25,063
Kinsus Interconnect Technology Corp.	1,035	3,643
Largan Precision Company, Ltd.	1,143	38,487
Lite-On Technology Corp.	39,039	66,300
MediaTek, Inc.	42,340	523,744
Mega Financial Holding Company, Ltd.	331,661	271,987
Mitac Holdings Corp. (I)	1,407	1,161
Mosel Vitelic, Inc. (I)	236	44
Nan Ya Plastics Corp.	176,992	372,601
Novatek Microelectronics Corp., Ltd.	7,361	30,521
Pan-International Industrial	327	268
Pegatron Corp.	32,989	47,108
Pou Chen Corp.	36,641	42,709
Powertech Technology, Inc. (I)	13,149	24,826
President Chain Store Corp.	7,496	54,149
Quanta Computer, Inc.	92,771	201,280
Realtek Semiconductor Corp.	5,999	14,667
Shin Kong Financial Holding Company, Ltd.	97,557	32,996
Siliconware Precision Industries Company	54,855	64,129
SinoPac Financial Holdings Company, Ltd.	112,680	51,720
Synnex Technology International Corp.	23,741	37,190
Taishin Financial Holdings Company, Ltd.	76,208	35,183
Taiwan Cement Corp.	60,781	88,020
Taiwan Cooperative Financial Holding	52,484	28,854
Taiwan Fertilizer Company, Ltd.	13,000	30,657
Taiwan Glass Industrial Corp.	11,254	11,443
Taiwan Mobile Company, Ltd.	62,257	221,152
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,108,469
Teco Electric & Machinery Company, Ltd.	16,000	16,949

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
TPK Holding Company, Ltd.	8,000	$72,824
Transcend Information, Inc. (I)	6,608	20,818
Tripod Technology Corp.	4,110	8,012
U-Ming Marine Transport Corp.	5,000	9,081
Uni-President Enterprises Corp.	162,816	303,517
Unimicron Technology Corp.	20,604	17,562
United Microelectronics Corp.	258,313	110,609
Wafer Works Corp. (I)	142	76
Walsin Lihwa Corp. (I)	28,000	8,557
Wan Hai Lines, Ltd.	5,512	3,161
Wistron Corp.	37,119	35,979
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,536
Yuanta Financial Holdings Company, Ltd.	179,932	92,244
Yulon Motor Company, Ltd.	17,510	29,326
Zinwell Corp.	904	1,032

		11,828,500
Thailand - 0.5%
Advanced Info Service PCL	48,400	394,565
Bangkok Bank PCL, Foreign Shares	34,900	220,269
Bank of Ayudhya PCL	112,400	135,875
Banpu PCL	55,000	48,354
BEC World PCL	46,019	83,490
Charoen Pokphand Foods PCL	136,200	104,501
CP ALL PCL	173,500	195,520
Glow Energy PCL	27,900	58,199
IRPC PCL	528,400	53,043
Kasikornbank PCL, Foreign Shares	61,800	349,765
Krung Thai Bank PCL	164,375	100,895
PTT Exploration & Production PCL	60,147	314,387
PTT Global Chemical PCL	65,273	155,462
PTT PCL, Foreign Shares	34,300	346,509
Siam Cement PCL, Foreign Shares	11,300	155,505
Siam Commercial Bank PCL	70,748	334,741
Thai Oil PCL	28,800	53,171

		3,104,251
Turkey - 0.4%
Adana Cimento Sanayii TAS, Class A	685	1,322
Akbank TAS	67,697	249,534
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	94,047
Arcelik AS	6,139	35,728
BIM Birlesik Magazalar AS	8,214	169,211
Coca-Cola Icecek AS	2,884	73,556
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	24,059
Enka Insaat ve Sanayi AS	22,425	66,630
Eregli Demir ve Celik Fabrikalari TAS	30,186	38,271
Ford Otomotiv Sanayi AS	4,572	62,944
HACI Omer Sabanci Holding AS	31,762	153,569
Is Gayrimenkul Yatirim Ortakligi AS	3,782	2,494
KOC Holdings AS	25,423	117,349
Koza Altin Isletmeleri AS	1,847	29,348
TAV Havalimanlari Holding AS	4,656	32,861
Tupras Turkiye Petrol Rafinerileri AS	4,998	105,642
Turk Hava Yollari	25,366	96,754
Turk Telekomunikasyon AS	22,064	76,708
Turkcell Iletisim Hizmetleri AS (I)	29,771	175,445
Turkiye Garanti Bankasi AS	86,216	339,980
Turkiye Halk Bankasi AS	25,911	189,824
Turkiye Is Bankasi, Class C	60,572	160,240
Turkiye Sise ve Cam Fabrikalari AS	30,613	42,147
Turkiye Vakiflar Bankasi Tao, Class D	22,351	51,049

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS	35,813	$79,837

		2,468,549
Ukraine - 0.0%
Kernel Holding SA (I)	1,846	29,138
United Kingdom - 13.3%
3i Group PLC	36,258	213,611
Aberdeen Asset Management PLC	38,948	238,838
Admiral Group PLC	8,824	176,180
Aggreko PLC	10,324	268,165
AMEC PLC	10,765	187,336
Anglo American PLC	51,738	1,272,282
Antofagasta PLC	15,103	200,471
ARM Holdings PLC	51,898	830,921
Associated British Foods PLC	13,331	405,302
AstraZeneca PLC	46,584	2,421,006
Aviva PLC	114,794	736,812
Babcock International Group PLC	14,731	285,129
BAE Systems PLC	120,209	883,952
Barclays PLC	433,622	1,865,631
BG Group PLC	126,876	2,425,405
BHP Billiton PLC	79,007	2,327,052
BP PLC	715,699	5,021,256
British American Tobacco PLC	72,479	3,845,770
British Land Company PLC	37,243	348,678
British Sky Broadcasting Group PLC	39,082	550,849
BT Group PLC	292,998	1,623,490
Bunzl PLC	11,962	258,997
Burberry Group PLC	16,791	444,662
Capita PLC	24,608	396,619
Carnival PLC	7,468	253,058
Centrica PLC	193,209	1,157,364
Cobham PLC	45,465	211,378
Compass Group PLC	68,021	935,152
Croda International PLC	5,115	219,906
Diageo PLC	93,864	2,982,682
Direct Line Insurance Group PLC	36,648	126,493
easyJet PLC	5,884	121,538
G4S PLC	62,807	258,624
GKN PLC	59,980	332,086
GlaxoSmithKline PLC	184,220	4,629,990
Hammerson PLC	26,287	213,215
Hargreaves Lansdown PLC	8,843	140,230
HSBC Holdings PLC	696,181	7,544,663
ICAP PLC	23,327	141,394
IMI PLC	12,138	286,022
Imperial Tobacco Group PLC	36,707	1,359,997
Inmarsat PLC	15,909	182,758
InterContinental Hotels Group PLC	10,577	309,116
International Consolidated
Airlines Group SA PLC (I)	42,245	231,878
International Personal Finance PLC	84	830
Intertek Group PLC	6,301	337,022
Intu Properties PLC	28,768	149,633
Invensys PLC	27,940	225,589
Investec PLC	23,790	154,262
ITV PLC	141,502	401,697
J Sainsbury PLC	44,909	284,954
Johnson Matthey PLC	7,427	337,715
Kingfisher PLC	91,500	570,911
Land Securities Group PLC	30,644	455,940
Legal & General Group PLC	222,663	708,264
Lloyds Banking Group PLC (I)	1,739,582	2,075,432

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	6,139	$152,760
Marks & Spencer Group PLC	60,423	485,904
Meggitt PLC (I)	28,808	255,934
Melrose Industries PLC	51,283	248,803
National Grid PLC	135,561	1,603,712
Next PLC	5,905	493,741
Old Mutual PLC	187,810	570,427
Pearson PLC	31,278	636,629
Persimmon PLC (I)	11,241	197,630
Petrofac, Ltd.	10,236	233,178
Prudential PLC	97,134	1,810,829
Reckitt Benckiser Group PLC	24,154	1,767,449
Reed Elsevier PLC	44,186	595,170
Rexam PLC	28,426	221,558
Rio Tinto PLC	47,201	2,311,628
Rolls-Royce Holdings PLC (I)	69,618	1,254,640
Royal Bank of Scotland Group PLC (I)	84,048	488,603
RSA Insurance Group PLC	134,083	262,494
SABMiller PLC	35,699	1,819,794
Schroders PLC	3,956	164,987
Segro PLC	33,442	167,838
Serco Group PLC	19,001	168,040
Severn Trent PLC	8,842	252,428
Smith & Nephew PLC	35,695	445,625
Smiths Group PLC	15,034	340,323
SSE PLC	35,919	857,892
Standard Chartered PLC	91,216	2,187,790
Standard Life PLC	86,554	484,015
Subsea 7 SA	11,603	241,168
Tate & Lyle PLC	18,516	220,818
Tesco PLC	300,166	1,745,004
The Sage Group PLC	47,375	252,877
The Weir Group PLC	8,453	318,981
Travis Perkins PLC	9,089	242,680
TUI Travel PLC	21,522	127,917
Tullow Oil PLC	34,473	571,924
Unilever PLC	47,970	1,852,682
United Utilities Group PLC	26,610	297,748
Vedanta Resources PLC	4,922	86,261
Vodafone Group PLC	1,846,799	6,512,233
Whitbread PLC	7,297	349,919
William Hill PLC	32,018	208,569
WM Morrison Supermarkets PLC	81,859	371,138
WPP PLC	50,060	1,030,572

		89,478,519
United States - 0.3%
Brookfield Office Properties, Inc.	11,124	213,182
Catamaran Corp. (I)	8,200	376,704
Southern Copper Corp.	6,974	189,972
Valeant Pharmaceuticals International, Inc. (I)	11,800	1,230,332

		2,010,190

TOTAL COMMON STOCKS (Cost $503,117,791)		$640,909,470

PREFERRED SECURITIES - 1.7%
Brazil - 1.1%
AES Tiete SA	4,500	43,654
Banco Bradesco SA	75,608	1,036,399
Banco do Estado do Rio Grande do Sul SA	7,832	54,067
Bradespar SA	8,800	97,676
Braskem SA, A Shares	4,100	32,836
Centrais Eletricas Brasileiras SA	4,300	20,314

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,538	$115,660
Cia Paranaense de Energia	4,400	62,437
Companhia de Bebidas das Americas	27,019	1,041,846
Companhia Energetica de Minas Gerais	20,298	176,210
Companhia Energetica de Sao Paulo	6,883	73,448
Gerdau SA	31,800	238,181
Itau Unibanco Holding SA	90,200	1,280,374
Itausa - Investimentos Itau SA	104,644	424,941
Klabin SA	17,800	93,646
Lojas Americanas SA	15,656	115,002
Marcopolo SA	18,400	54,794
Metalurgica Gerdau SA	10,700	102,158
Oi SA	30,670	59,228
Petroleo Brasileiro SA	150,651	1,248,004
Telefonica Brasil SA	5,054	112,126
Usinas Siderurgicas de Minas Gerais SA	10,150	48,179
Vale SA	71,900	1,023,204

		7,554,384
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	147,478
Henkel AG & Company KGaA	6,587	678,706
Porsche Automobil Holding SE	5,618	490,927
RWE AG (L)	1,270	41,686
Volkswagen AG	5,379	1,267,896

		2,626,693
South Korea - 0.2%
Hyundai Motor Company, Ltd.	1,066	106,862
Hyundai Motor Company, Ltd., 2nd Preferred	1,556	163,262
LG Chem, Ltd.	411	53,572
Samsung Electronics Company, Ltd.	766	621,160

		944,856

TOTAL PREFERRED SECURITIES (Cost $9,090,116)		$11,125,933

RIGHTS - 0.0%
Abertis Infraestructuras SA (I)(N)	13,762	$13,386
Banco Bilbao Vizcaya Argentaria SA (I)(N)	212,776	29,073
Banco de Sabadell SA (I)(N)	115,316	22,933
Barclays PLC (I)(N)	108,405	141,714
Cia Cervecerias Unidas SA (I)(N)	992	447
Fiat Industrial SpA (Expiration Date:
09/10/2013; Strike Price: EUR 8.897) (I)	34,400	87
Hyundai Merchant
Marine Company, Ltd. (I)(N)	172	543
Korea Gas Corp. (I)(N)	166	1,506
New World Development (Expiration Date:
12/31/2013; Strike Price HKD 1.00) (I)	1,590	0

TOTAL RIGHTS (Cost $38,939)		$209,689

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	3,421,914	$34,247,200

TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,245,412)		$34,247,200

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0200% *	11,449,532	11,449,532

TOTAL SHORT-TERM INVESTMENTS (Cost $11,449,532)		$11,449,532

Total Investments (International Equity Index Trust B)
(Cost $557,941,790) - 103.8%		$697,941,824
Other assets and liabilities, net - (3.8%)		(25,463,170)

TOTAL NET ASSETS - 100.0%		$672,478,654

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.1%
Australia - 2.8%
Brambles, Ltd.	796,428	$6,773,411
CSL, Ltd.	67,188	4,008,661
WorleyParsons, Ltd.	219,468	4,983,208

		15,765,280
Belgium - 1.5%
Anheuser-Busch InBev NV	86,887	8,635,944
Brazil - 3.1%
Banco Bradesco SA, ADR	599,621	8,322,739
BM&F Bovespa SA	1,611,600	9,002,215

		17,324,954
Canada - 7.3%
Agrium, Inc.	43,597	3,664,086
Canadian National Railway Company	44,277	4,486,376
Cenovus Energy, Inc.	156,057	4,657,242
CGI Group, Inc., Class A (I)	237,509	8,335,469
Fairfax Financial Holdings, Ltd.	13,148	5,317,151
Potash Corp. of Saskatchewan, Inc.	101,048	3,159,804
Suncor Energy, Inc.	329,197	11,770,618

		41,390,746
China - 4.9%
Baidu, Inc., ADR (I)	80,509	12,493,387
CNOOC, Ltd.	4,459,000	9,011,690
Industrial & Commercial Bank of China, Ltd.,
H Shares	9,172,000	6,410,246

		27,915,323
Denmark - 1.6%
Carlsberg A/S	41,415	4,266,135
Novo Nordisk A/S, Class B	27,561	4,672,362

		8,938,497
France - 4.4%
Publicis Groupe SA	121,123	9,641,512
Schneider Electric SA	77,358	6,545,481
Total SA	148,247	8,616,314

		24,803,307
Germany - 7.8%
Adidas AG	66,586	7,230,993
Allianz SE	44,545	7,002,641
Deutsche Boerse AG	83,805	6,306,212
Deutsche Post AG	207,286	6,883,014
Deutsche Telekom AG	416,180	6,036,563

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SAP AG	146,771	$10,848,144

		44,307,567
Hong Kong - 4.5%
Belle International Holdings, Ltd.	3,543,000	5,138,525
China Mobile, Ltd.	372,500	4,195,194
Galaxy Entertainment Group, Ltd. (I)	1,129,000	7,939,784
Hutchison Whampoa, Ltd.	670,000	8,049,424

		25,322,927
Ireland - 1.1%
Shire PLC	160,211	6,414,904
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd., ADR	221,468	8,367,061
Japan - 5.6%
Denso Corp.	93,200	4,366,677
FANUC Corp.	46,100	7,623,376
Keyence Corp.	17,000	6,475,121
Komatsu, Ltd.	165,800	4,138,974
Toyota Motor Corp.	138,800	8,901,402

		31,505,550
Mexico - 2.2%
America Movil SAB de CV, Series L, ADR	147,910	2,930,097
Fomento Economico Mexicano SAB
de CV, ADR	28,780	2,794,250
Grupo Televisa SAB, ADR	249,940	6,985,823

		12,710,170
Netherlands - 2.4%
Royal Dutch Shell PLC, B Shares	224,830	7,770,708
Unilever NV	155,302	6,043,611

		13,814,319
Singapore - 3.6%
Avago Technologies, Ltd.	190,737	8,224,579
Keppel Corp., Ltd.	813,200	6,755,810
Keppel REIT	57,696	56,587
United Overseas Bank, Ltd.	331,000	5,458,015

		20,494,991
South Korea - 3.1%
Hyundai Mobis	32,650	8,693,790
NAVER Corp.	1	519
NHN Entertainment Corp. (I)	4,323	474,668
Samsung Electronics Company, Ltd.	6,641	8,408,196

		17,577,173
Spain - 1.6%
Amadeus IT Holding SA, A Shares	249,700	8,861,414
Sweden - 3.7%
Investment AB Kinnevik, B Shares	145,308	5,037,215
Investor AB, B Shares	213,477	6,477,691
Swedbank AB, Class A	197,589	4,608,222
Telefonaktiebolaget LM Ericsson, B Shares	347,493	4,628,338

		20,751,466
Switzerland - 9.6%
ABB, Ltd. (SIX Swiss Exchange) (I)	291,200	6,879,209
Informa PLC	566,140	4,813,101
Julius Baer Group, Ltd. (I)	136,948	6,392,881
Nestle SA	108,358	7,589,625
Novartis AG	80,157	6,161,329
Roche Holdings AG	40,917	11,037,675
Syngenta AG	18,239	7,451,592

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
UBS AG (I)	191,721	$3,922,254

		54,247,666
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,555,000	5,287,166
Turkey - 0.9%
Akbank TAS	1,461,830	5,388,378
United Kingdom - 16.0%
Aberdeen Asset Management PLC	781,493	4,792,290
British American Tobacco PLC	206,229	10,942,609
British Sky Broadcasting Group PLC	749,480	10,563,689
Centrica PLC	760,076	4,553,020
Compass Group PLC	875,102	12,030,888
Imperial Tobacco Group PLC	205,880	7,627,869
Kingfisher PLC	879,941	5,490,356
Next PLC	52,180	4,362,982
Reed Elsevier PLC	1,113,889	15,003,684
Smith & Nephew PLC	357,546	4,463,688
WPP PLC	514,299	10,587,734

		90,418,809

TOTAL COMMON STOCKS (Cost $417,687,057)		$510,243,612

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Volkswagen AG	25,784	6,077,605

TOTAL PREFERRED SECURITIES (Cost $4,262,430)		$6,077,605

SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	$47,901,888	47,901,888

TOTAL SHORT-TERM INVESTMENTS (Cost $47,901,888)		$47,901,888

Total Investments (International Growth Stock Trust)
(Cost $469,851,375) - 99.6%		$564,223,105
Other assets and liabilities, net - 0.4%		1,990,715

TOTAL NET ASSETS - 100.0%		$566,213,820

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Australia - 5.0%
Adelaide Brighton, Ltd.	14,781	$50,930
Aditya Birla Minerals, Ltd. (I)	16,006	5,228
AED Oil, Ltd. (I)	17,758	0
AJ Lucas Group, Ltd. (I)	6,337	7,690
Alkane Resources, Ltd. (I)	4,753	1,772
Alliance Resources, Ltd. (I)	22,348	2,915
Amalgamated Holdings, Ltd.	8,898	69,724
APN News & Media, Ltd. (I)	27,123	9,640
Aquila Resources, Ltd. (I)	9,515	19,091
Arafura Resources, Ltd. (I)	20,511	1,917
ARB Corp., Ltd.	6,954	81,989
Aristocrat Leisure, Ltd.	7,541	32,509
Arrium, Ltd.	39,053	44,466

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
ASG Group, Ltd. (I)	16,688	$6,175
Aurora Oil and Gas, Ltd. (I)	12,800	39,891
Ausdrill, Ltd.	40,009	58,576
Ausenco, Ltd.	7,289	11,074
Austal, Ltd. (I)	23,155	17,314
Austbrokers Holdings, Ltd.	4,308	44,951
Austin Engineering, Ltd.	7,179	22,574
Australian Agricultural Company, Ltd. (I)	20,852	20,036
Automotive Holdings Group	33,552	120,794
AWE, Ltd. (I)	36,008	41,495
Beach Energy, Ltd.	137,711	171,554
Billabong International, Ltd. (I)	15,622	5,472
Blackmores, Ltd.	1,382	36,060
Bradken, Ltd.	10,103	53,294
Brickworks, Ltd.	1,798	22,846
BT Investment Management, Ltd.	3,141	12,645
Cabcharge Australia, Ltd.	9,047	31,234
Cape Lambert Iron Ore, Ltd. (I)	61,857	7,504
Cardno, Ltd.	7,141	41,377
Carnarvon Petroleum, Ltd. (I)	56,316	3,405
Chandler Macleod, Ltd.	23,343	9,922
Citigold Corp., Ltd. (I)	12,839	604
Clough, Ltd.	20,047	27,313
Coal of Africa, Ltd. (I)	28,467	3,585
Coalspur Mines, Ltd. (I)	22,551	6,010
Cockatoo Coal, Ltd. (I)	84,085	4,877
Coffey International, Ltd. (I)	25,659	5,388
Compass Resources, Ltd. (I)	15,577	0
CSG, Ltd. (I)	23,845	22,353
CSR, Ltd.	40,665	92,990
CuDECO, Ltd. (I)	8,580	17,282
Cue Energy Resources, Ltd. (I)	5,000	624
David Jones, Ltd. (L)	23,785	64,141
Devine, Ltd. (I)	8,467	8,991
Discovery Metals, Ltd. (I)	22,724	2,058
Downer EDI, Ltd.	18,193	76,111
Drillsearch Energy, Ltd. (I)	22,105	25,164
DuluxGroup, Ltd.	21,139	104,129
DWS, Ltd.	12,684	18,110
Elders, Ltd. (I)	48,521	5,000
Emeco Holdings, Ltd.	61,822	13,624
Energy World Corp., Ltd. (I)	75,962	34,373
Envestra, Ltd.	94,560	96,614
Evolution Mining, Ltd.	26,424	20,853
Fantastic Holdings, Ltd.	4,687	10,538
FKP Property Group	19,106	24,609
Fleetwood Corp., Ltd.	5,216	17,527
FlexiGroup, Ltd.	16,586	67,164
Flinders Mines, Ltd. (I)	102,814	3,838
Focus Minerals, Ltd. (I)	124,710	1,512
Gindalbie Metals, Ltd. (I)	51,157	6,419
Goodman Fielder, Ltd.	209,597	138,848
Grange Resources Corp., Ltd.	101,992	18,084
Gryphon Minerals, Ltd. (I)	17,464	2,386
GUD Holdings, Ltd.	6,387	36,232
Gujarat NRE Coking Coal, Ltd. (I)	3,510	295
Gunns, Ltd. (I)	91,122	0
GWA International, Ltd.	18,833	53,417
Hillgrove Resources, Ltd. (I)	82,416	5,621
Hills Industries, Ltd.	29,039	50,114
Horizon Oil, Ltd. (I)	103,008	31,717
iiNET, Ltd.	15,854	91,123
Imdex, Ltd.	15,820	12,997

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
IMF Australia, Ltd.	10,109	$17,752
Independence Group NL	16,664	61,308
Indophil Resources NL (I)	145,281	23,041
Infigen Energy (I)	81,696	22,867
International Ferro Metals, Ltd. (I)	24,339	3,460
Intrepid Mines, Ltd. (I)	32,053	7,921
Invocare, Ltd.	7,061	73,919
IOOF Holdings, Ltd.	18,395	142,860
Iress, Ltd.	7,320	62,084
Ivanhoe Australia, Ltd. (I)	7,998	1,567
JB Hi-Fi, Ltd.	7,774	151,979
Kagara, Ltd. (I)	48,216	5,398
Karoon Gas Australia, Ltd. (I)	6,513	31,249
Kingsgate Consolidated, Ltd.	8,151	13,034
Linc Energy, Ltd. (I)	22,798	30,890
M2 Telecommunications Group, Ltd.	14,311	81,074
Macmahon Holdings, Ltd. (I)	112,440	12,589
Matrix Composites & Engineering, Ltd. (I)	1,943	1,315
McPherson’s, Ltd.	7,978	10,933
Medusa Mining, Ltd. (I)	7,559	15,737
Mermaid Marine Australia, Ltd.	14,850	51,275
Metals X, Ltd. (I)	140,431	17,680
Mincor Resources NL	19,890	10,116
Mineral Deposits, Ltd. (I)	4,722	12,256
Mineral Resources, Ltd.	2,886	29,352
Mirabela Nickel, Ltd. (I)	61,772	861
Molopo Energy, Ltd. (I)	5,287	1,010
Monadelphous Group, Ltd. (L)	7,166	128,256
Mount Gibson Iron, Ltd.	10,942	7,514
Myer Holdings, Ltd. (L)	45,216	110,172
Nexus Energy, Ltd. (I)	112,125	8,080
NIB Holdings, Ltd.	43,000	87,121
Nido Petroleum, Ltd. (I)	140,525	5,916
Northern Star Resources, Ltd.	24,433	19,501
NRW Holdings, Ltd.	18,377	24,972
Nufarm, Ltd.	14,896	66,064
Oakton, Ltd.	7,538	10,835
OceanaGold Corp. (I)	21,200	31,490
OrotonGroup, Ltd.	3,034	16,642
Otto Energy, Ltd. (I)	63,569	6,229
OZ Minerals, Ltd.	13,708	56,693
Pacific Brands, Ltd.	68,225	48,060
Paladin Resources, Ltd. (I)	11,593	5,246
Pan Pacific Petroleum NL (I)	39,039	4,007
Panoramic Resources, Ltd.	21,653	5,529
PaperlinX, Ltd. (I)	67,848	3,608
Peet, Ltd. (I)	12,736	16,512
Perilya, Ltd. (I)	61,419	18,357
Perpetual, Ltd.	2,322	85,038
Perseus Mining, Ltd. (I)	29,724	15,717
Pharmaxis, Ltd. (I)	25,383	3,084
PMP, Ltd. (I)	32,750	10,081
Premier Investments, Ltd.	4,278	34,538
Primary Health Care, Ltd.	8,112	36,486
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	33,878
Ramelius Resources, Ltd. (I)	2,953	428
Reckon, Ltd.	11,034	22,334
Redflex Holdings, Ltd.	3,279	3,534
Regis Resources, Ltd.	7,793	29,250
Resolute Mining, Ltd.	56,262	34,252
Resource Generation, Ltd. (I)	9,069	1,944

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Retail Food Group, Ltd.	6,290	$25,246
Ridley Corp., Ltd. (I)	19,156	14,834
Roc Oil Company, Ltd. (I)	64,961	30,018
SAI Global, Ltd.	14,082	58,423
Sandfire Resources NL (I)	3,643	21,791
Saracen Mineral Holdings, Ltd. (I)	15,052	3,235
Sedgman, Ltd.	11,057	7,840
Senex Energy, Ltd. (I)	87,382	59,943
Servcorp, Ltd.	5,074	17,801
Sigma Pharmaceuticals, Ltd.	207,664	112,425
Silex Systems, Ltd. (I)	1,955	5,073
Silver Lake Resources, Ltd. (I)	29,625	21,858
Sirtex Medical, Ltd.	2,018	25,626
Skilled Group, Ltd.	4,165	13,583
SMS Management & Technology, Ltd.	3,796	16,081
Southern Cross Media Group, Ltd.	58,632	96,573
Spark Infrastructure Group	17,827	27,610
Specialty Fashion Group, Ltd.	12,034	10,333
St. Barbara, Ltd. (I)	33,049	17,472
Straits Metals, Ltd. (I)	26,265	394
STW Communications Group, Ltd.	25,254	38,528
Sundance Resources, Ltd. (I)	164,268	11,192
Tabcorp Holdings, Ltd.	6,820	20,876
Technology One, Ltd.	17,402	33,285
Ten Network Holdings, Ltd. (I)	108,747	29,432
TFS Corp., Ltd.	19,836	14,629
The Reject Shop, Ltd.	2,561	41,811
Tiger Resources, Ltd. (I)	50,647	14,417
Tox Free Solutions, Ltd.	9,372	28,525
Transfield Services, Ltd.	40,071	41,891
Transpacific Industries Group, Ltd. (I)	18,498	16,967
Troy Resources NL (I)	6,603	9,415
UXC, Ltd.	17,598	17,908
Village Roadshow, Ltd.	23,279	140,300
Virgin Australia Holdings, Ltd. (I)(L)	353,418	141,790
Virgin Australia International Holdings, Ltd. (I)	359,466	1,677
Watpac, Ltd. (I)	11,170	8,076
Webjet, Ltd.	11,954	42,715
Western Areas NL (L)	8,357	22,303
White Energy Company, Ltd. (I)	9,845	1,692
Wide Bay Australia, Ltd.	607	2,797
Windimurra Vanadium, Ltd. (I)	3,292	0
Wotif.com Holdings, Ltd. (L)	6,934	30,409

		5,510,388
Austria - 1.1%
AMS AG	1,784	169,778
Austria Technologie & Systemtechnik AG	217	2,023
CA Immobilien Anlagen AG (I)	722	10,482
CAT Oil AG	3,036	59,117
EVN AG	1,566	23,937
Flughafen Wien AG	1,080	73,109
Frauenthal Holdings AG	62	731
Kapsch Trafficcom AG	191	9,467
Lenzing AG	51	3,788
Mayr-Melnhof Karton AG	551	59,551
Oesterreichische Post AG	4,652	211,482
Palfinger AG	1,137	44,475
RHI AG	2,979	98,462
Rosenbauer International AG	174	13,654
S IMMO AG (I)	1,298	8,130
Schoeller-Bleckmann Oilfield Equipment AG	1,435	169,781
Semperit AG Holding	128	5,889
Wienerberger AG (L)	8,352	146,652

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Zumtobel AG	5,975	$96,221

		1,206,729
Bahamas - 0.0%
United International Enterprises	65	12,091
Belgium - 1.2%
Ackermans & Van Haaren NV	1,723	176,375
AGFA Gevaert NV (I)	33,071	76,084
Arseus NV	1,641	46,541
Banque Nationale de Belgique	9	32,764
Barco NV	780	61,734
Compagnie d’Entreprises CFE	687	52,370
Compagnie Maritime Belge SA	1,387	38,586
D’ieteren SA (I)	3,844	178,456
Deceuninck Plastics NV (I)	7,720	14,518
Econocom Group	4,944	42,156
Elia System Operator SA (I)	2,673	118,985
Euronav NV (I)	2,340	15,230
EVS Broadcast Equipment SA	811	52,334
Exmar NV	836	10,634
Galapagos NV (I)	2,443	51,563
Gimv NV	23	1,136
Kinepolis Group NV	719	102,955
Melexis NV	1,922	51,361
Nyrstar (I)	13,851	66,736
Sipef SA	356	24,254
Tessenderlo Chemie NV	1,427	36,223
ThromboGenics NV (I)(L)	1,612	41,850
Van de Velde NV (I)	356	16,620

		1,309,465
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	233,778
Frontline, Ltd. (I)(L)	3,470	8,949
Golden Ocean Group, Ltd.	34,000	50,044
Hiscox, Ltd.	21,298	223,832

		516,603
Cambodia - 0.0%
NagaCorp, Ltd.	28,000	23,671
Canada - 8.6%
5N Plus, Inc. (I)	3,515	8,634
Aastra Technologies, Ltd	2,000	41,008
Absolute Software Corp.	3,900	27,488
Advantage Oil & Gas, Ltd. (I)	19,100	73,429
Aecon Group, Inc.	5,300	71,881
AG Growth International, Inc.	1,100	41,488
AGF Management, Ltd., Class B (L)	6,598	81,670
Ainsworth Lumber Company, Ltd. (I)	633	2,434
Akita Drilling, Ltd., Class A	1,500	21,771
Alamos Gold, Inc.	6,530	101,432
Alaris Royalty Corp.	330	11,469
Alexco Resource Corp. (I)	4,800	6,897
Algonquin Power & Utilities Corp.	13,700	84,324
Alliance Grain Traders, Inc.	1,218	17,571
Alterra Power Corp. (I)	15,708	4,575
Altius Minerals Corp. (I)	3,100	33,617
Anderson Energy, Ltd. (I)	8,700	1,182
Angle Energy, Inc. (I)	5,300	14,356
Antrim Energy, Inc. (I)	15,500	1,204
Asanko Gold, Inc. (I)	6,600	15,442
Atrium Innovations, Inc. (I)	2,400	40,775
ATS Automation Tooling Systems, Inc. (I)	8,247	110,328
Augusta Resource Corp. (I)	8,429	17,266

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Aura Minerals, Inc. (I)	10,300	$900
Avalon Rare Metals, Inc. (I)	5,100	4,803
B2Gold Corp. (I)	28,456	70,998
Bankers Petroleum, Ltd. (I)	23,800	89,419
Bellatrix Exploration, Ltd. (I)	6,720	51,148
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)	9,700	66,202
Black Diamond Group, Ltd. (L)	2,750	65,730
BlackPearl Resources, Inc. (I)	24,200	44,169
BMTC Group, Inc., Class A (I)	500	6,306
Bonterra Energy Corp.	1,500	81,797
Boralex, Inc., Class A (I)	2,500	25,557
Brigus Gold Corp. (I)	14,000	8,427
Calfrac Well Services, Ltd. (L)	2,856	86,785
Calvalley Petroleums, Inc., Class A (I)	6,909	10,397
Canaccord Financial, Inc.	6,371	41,007
Canada Bread Company, Ltd.	1,260	71,829
Canadian Energy Services & Technology Corp.	2,342	38,994
Canadian Western Bank	1,232	36,982
Canam Group, Inc. (I)	4,200	38,899
CanElson Drilling, Inc.	1,083	6,708
Canexus Corp.	4,363	31,937
Canfor Pulp Products, Inc.	2,715	25,910
Cangene Corp. (I)	100	223
Canyon Services Group, Inc. (L)	4,068	46,365
Capital Power Corp.	4,427	91,372
Capstone Infrastructure Corp.	4,454	16,648
Capstone Mining Corp. (I)	23,967	57,704
Cardero Resource Corp. (I)	7,100	1,103
Carpathian Gold, Inc. (I)	24,200	3,289
Cascades, Inc.	6,800	39,544
CCL Industries, Inc., Class B	200	13,267
Celestica, Inc. (I)	17,900	197,064
Centerra Gold, Inc.	9,842	46,055
Cequence Energy, Ltd. (I)	2,335	3,582
China Gold
International Resources Corp., Ltd. (I)	12,500	35,435
Chinook Energy, Inc. (I)	3,544	3,028
Churchill Corp., Class A	1,600	14,135
Clarke, Inc.	2,800	16,690
Claude Resources, Inc. (I)	10,900	2,593
Cline Mining Corp. (I)	9,200	92
CML Healthcare, Inc.	7,000	72,987
Cogeco, Inc.	345	15,407
Colabor Group, Inc.	649	2,690
COM DEV International, Ltd. (I)	8,800	35,113
Computer Modelling Group, Ltd.	1,060	24,801
Connacher Oil and Gas, Ltd. (I)	52,700	10,233
Contrans Group, Inc., Class A	2,800	32,729
Copper Mountain Mining Corp. (I)	8,800	15,036
Corridor Resources, Inc. (I)	4,930	3,829
Corus Entertainment, Inc.	4,304	103,458
Cott Corp.	8,900	68,345
Crew Energy, Inc. (I)	11,300	61,215
Davis & Henderson Corp.	4,533	118,512
Deethree Exploration, Ltd. (I)	1,284	11,393
Delphi Energy Corp. (I)	20,245	31,447
Denison Mines Corp. (I)	33,028	36,553
DirectCash Payments, Inc.	500	8,179
Dominion Diamond Corp. (I)	7,361	89,971
Dorel Industries, Inc., Class B	3,200	116,499
Duluth Metals, Ltd. (I)	8,700	9,967
Dundee Precious Metals, Inc. (I)	11,000	60,871

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Eastern Platinum, Ltd. (I)	140,500	$8,866
Eastmain Resources, Inc. (I)	7,100	2,275
Easyhome, Ltd.	1,446	19,513
Eco Oro Minerals Corp. (I)	4,600	2,456
Enbridge Income Fund Holdings, Inc.	1,892	43,312
Endeavour Silver Corp. (I)	5,307	22,773
Enerflex, Ltd.	4,700	63,378
Energy Fuels, Inc. (I)	36,529	5,674
Enghouse Systems, Ltd.	600	15,209
Entree Gold, Inc. (I)	7,400	2,155
Equitable Group, Inc.	400	17,184
Essential Energy Services, Ltd.	3,768	10,096
Evertz Technologies, Ltd.	1,712	26,593
Excellon Resources, Inc. (I)	400	707
Exco Technologies, Ltd.	2,900	18,216
Exeter Resource Corp. (I)	230	188
Extendicare, Inc.	2,779	17,779
Firm Capital Mortgage Investment Corp.	1,100	12,815
First Majestic Silver Corp (I)	4,763	56,413
First National Financial Corp.	700	12,851
FirstService Corp.	2,400	93,106
Forsys Metals Corp. (I)	400	136
Fortress Paper, Ltd., Class A (I)	900	6,142
Fortuna Silver Mines, Inc. (I)	6,199	22,628
Fortune Minerals, Ltd. (I)	2,450	785
Gamehost, Inc.	100	1,359
Genivar, Inc.	1,373	35,416
Glacier Media, Inc.	6,100	7,521
Glentel, Inc.	1,400	20,279
Gluskin Sheff & Associates, Inc.	1,300	23,954
GMP Capital, Inc.	3,026	18,860
Gran Tierra Energy, Inc. (I)	19,353	137,343
Great Canadian Gaming Corp. (I)	3,900	43,314
Great Panther Silver, Ltd. (I)	14,100	12,183
Guyana Goldfields, Inc. (I)	6,600	14,481
Hanfeng Evergreen, Inc. (I)	200	159
Heroux-Devtek, Inc.	1,600	14,694
Horizon North Logistics, Inc.	8,109	57,154
HudBay Minerals, Inc.	11,202	91,678
IMAX Corp. (I)	2,613	78,767
Imperial Metals Corp. (I)	4,600	55,376
Innergex Renewable Energy, Inc.	5,656	48,046
International Forest Products, Ltd., Class A (I)	3,216	37,185
International Tower Hill Mines, Ltd. (I)	2,300	726
Intertape Polymer Group, Inc.	4,500	64,919
Ithaca Energy, Inc. (I)	5,617	13,796
Ivanhoe Energy, Inc. (I)	8,500	6,932
Just Energy Group, Inc. (L)	11,140	70,838
K-Bro Linen, Inc.	600	19,100
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	48,285
Kelt Exploration, Ltd. (I)	94	766
Killam Properties, Inc.	3,456	36,605
Kingsway Financial Services, Inc. (I)	2,025	5,662
Kirkland Lake Gold, Inc. (I)	4,664	15,712
Lake Shore Gold Corp. (I)	24,100	9,476
Laurentian Bank of Canada	2,814	122,225
Le Chateau, Inc. (I)	1,700	6,123
Legacy Oil & Gas, Inc. (I)	12,446	79,989
Leisureworld Senior Care Corp.	1,555	15,957
Leon’s Furniture, Ltd.	5,526	69,742
Lightstream Resources, Ltd. (L)	5,213	37,552
Linamar Corp.	4,251	142,422

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Long Run Exploration, Ltd. (I)	6,886	$36,902
Major Drilling Group International	6,900	49,637
Manitoba Telecom Services, Inc.	1,320	42,097
Maple Leaf Foods, Inc.	8,000	102,675
Martinrea International, Inc.	8,593	88,178
Maxim Power Corp. (I)	4,800	16,776
McEwen Mining, Inc. (I)	12,375	29,554
Medical Facilities Corp.	500	7,674
Mega Uranium, Ltd. (I)	24,000	1,631
Mercator Minerals, Ltd. (I)	19,100	1,947
Migao Corp. (L)	3,000	2,709
Mood Media Corp. (I)	6,130	3,987
Morneau Shepell, Inc.	3,098	40,332
Mullen Group, Ltd.	4,882	118,963
Nautilus Minerals, Inc. (I)	24,663	8,380
Nevsun Resources, Ltd.	758	2,414
Newalta Corp.	5,900	91,646
Niko Resources, Ltd. (I)	1,892	6,943
Norbord, Inc.	2,240	65,305
Nordion, Inc. (I)	12,578	108,190
North American Palladium, Ltd. (I)(L)	7,400	7,256
Northland Power, Inc.	3,464	52,630
NuVista Energy, Ltd. (I)	9,573	62,361
Osisko Mining Corp. (I)	3,959	20,025
Paladin Labs, Inc. (I)	700	42,134
Parex Resources, Inc. (I)	6,263	35,448
Parkland Fuel Corp.	2,913	51,498
Pason Systems, Inc.	6,600	145,513
Perpetual Energy, Inc. (I)	1,456	1,357
Petrobank Energy & Resources, Ltd. (I)	1,519	612
Petrominerales, Ltd. (L)	6,100	69,288
PHX Energy Services Corp.	700	7,360
Pilot Gold, Inc. (I)	3,109	3,320
Platinum Group Metals, Ltd. (I)	5,000	5,048
Polymet Mining Corp. (I)(L)	11,854	9,437
Premium Brands Holdings Corp.	1,400	26,232
Primero Mining Corp. (I)	369	2,010
Pulse Seismic, Inc.	5,782	21,443
QLT, Inc. (I)	100	461
Questerre Energy Corp., Class A (I)	37,200	39,726
Reitmans Canada, Ltd.	154	1,141
Reitmans Canada, Ltd., Class A	7,000	51,036
Richelieu Hardware, Ltd.	1,400	60,143
Richmont Mines, Inc. (I)	2,000	2,874
RMP Energy, Inc. (I)	4,700	25,917
Rogers Sugar, Inc.	4,174	23,381
RONA, Inc.	10,343	118,889
RS Technologies, Inc. (I)	152	0
Rubicon Minerals Corp. (I)	15,700	19,967
Russel Metals, Inc.	7,189	190,534
Sabina Gold & Silver Corp. (I)	2,375	2,029
San Gold Corp. (I)	15,200	2,656
Sandvine Corp. (I)	11,600	23,086
Santonia Energy, Inc. (I)	8,600	18,285
Savanna Energy Services Corp. (L)	5,561	41,085
Scorpio Mining Corp. (I)	8,900	2,635
Secure Energy Services, Inc.	3,037	40,305
SEMAFO, Inc.	13,893	33,449
Sherritt International Corp. (L)	33,600	125,912
Shore Gold, Inc. (I)	22,600	3,949
Sierra Wireless, Inc. (I)	3,200	52,502
Silver Standard Resources, Inc. (I)	6,000	36,989
Southern Pacific Resource Corp. (I)	14,216	9,247

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
SouthGobi Energy Resources, Ltd. (I)	4,900	$5,708
Sprott Resource Corp.	9,300	26,183
Sprott, Inc. (L)	9,900	26,911
Stantec, Inc.	4,700	240,008
Stella-Jones, Inc.	100	10,048
Student Transportation, Inc. (L)	5,290	33,279
SunOpta, Inc. (I)	6,708	65,123
Superior Plus Corp. (L)	8,000	85,433
Surge Energy, Inc. (L)	7,400	42,674
Taseko Mines, Ltd. (I)	25,500	52,730
Teranga Gold Corp., ADR (I)	12,432	8,178
The Cash Store Financial Services, Inc. (I)	2,451	4,021
The Descartes Systems Group, Inc. (I)	6,000	68,851
The North West Company, Inc.	2,983	68,258
Theratechnologies, Inc. (I)	3,586	731
Timminco, Ltd. (I)	8,700	44
Timmins Gold Corp. (I)	6,378	10,774
TLC Vision Corp. (I)	3,400	11
TORC Oil & Gas, Ltd.	1,780	15,138
Toromont Industries, Ltd.	5,100	112,046
Torstar Corp., Class B	6,800	35,913
Total Energy Services, Inc.	8,400	146,218
Transcontinental, Inc., Class A	5,983	85,617
TransForce, Inc.	7,918	166,577
TransGlobe Energy Corp. (I)	5,600	43,928
Transition Therapeutics, Inc. (I)	2,700	10,957
Trican Well Service, Ltd.	7,263	98,786
Trinidad Drilling, Ltd. (L)	11,797	113,956
Twin Butte Energy, Ltd.	10,892	22,523
Uni-Select, Inc.	1,500	33,858
Valener, Inc.	690	10,550
Vecima Networks, Inc. (I)	479	2,418
Virginia Mines, Inc. (I)	600	5,976
Vitran Corp., Inc. (I)	600	2,912
Wajax Corp.	1,300	47,378
Wesdome Gold Mines, Ltd. (I)	8,000	5,437
Western Energy Services Corp.	146	1,141
Whitecap Resources, Inc.	11,887	139,637
Wi-LAN, Inc.	9,800	37,961
Winpak, Ltd.	400	8,970
Xtreme Drilling and Coil Services Corp. (I)	3,452	12,500
Zargon Oil & Gas, Ltd.	1,173	8,176
ZCL Composites, Inc.	3,500	21,373
Zenith Epigenetics Corp. (I)	1,700	710

		9,453,148
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	19,325	12,758
China - 0.1%
Bund Center Investment, Ltd.	152,000	26,678
Sound Global, Ltd. (I)	51,000	28,258

		54,936
Cyprus - 0.0%
Deep Sea Supply PLC (I)	11,000	21,040
Songa Offshore SE (I)	14,000	15,423

		36,463
Denmark - 1.2%
ALK-Abello A/S	491	46,769
Alm Brand A/S (I)	5,370	19,087
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	7	284
Auriga Industries, Class B (I)	1,693	57,268

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Bang & Olufsen A/S (I)	3,937	$40,322
Bavarian Nordic A/S (I)	1,856	22,214
D/S Norden A/S	2,246	94,698
DFDS A/S	33	2,416
East Asiatic Company, Ltd. AS (I)	1,511	25,530
Genmab A/S (I)	3,300	135,535
IC Companys A/S	807	24,409
Jyske Bank AS (I)	1,846	91,666
Lan & Spar Bank A/S	225	12,040
NKT Holding A/S	2,489	123,644
Ringkjoebing Landbobank AS	386	74,079
Rockwool International A/S, B Shares	36	5,829
Royal Unibrew AS	750	89,108
Schouw & Company A/S	1,959	71,404
SimCorp A/S (I)	5,370	180,817
Solar Holdings A/S, B Shares	603	33,194
Spar Nord Bank A/S (I)	9,884	75,993
Sydbank A/S (I)	5,133	133,870
Vestjysk Bank A/S (I)	155	380

		1,360,556
Finland - 2.6%
Afarak Group OYJ (I)	8,977	4,367
Ahlstrom OYJ	63	803
Alma Media OYJ	4,110	17,647
Amer Sports OYJ	21,685	440,046
Apetit OYJ	696	17,985
Atria PLC	1,021	10,832
Cargotec Corp. OYJ, B Shares	5,393	208,903
Caverion Corp. (I)	19,536	158,625
Citycon OYJ	2,081	7,010
Cramo OYJ	2,993	52,080
Elektrobit Corp.	2,752	4,958
Elisa OYJ, Class A	1,509	35,989
F-Secure OYJ	7,159	17,438
Finnair OYJ	3,281	13,848
Finnlines OYJ (I)	4,379	37,038
Fiskars Corp.	3,512	88,855
HKScan OYJ, A Shares	316	1,462
Huhtamaki OYJ	5,884	126,034
Ilkka-Yhtyma OYJ	1,535	6,419
Kemira OYJ	8,272	127,493
Konecranes OYJ (L)	4,353	146,634
Lassila & Tikanoja OYJ (I)	27	551
Metsa Board OYJ	44,242	161,643
Neste Oil OYJ	334	7,413
Olvi OYJ	1,172	41,093
Oriola-KD OYJ, B Shares	4,895	15,630
Outotec OYJ (L)	13,940	191,320
PKC Group OYJ	1,196	38,799
Poyry OYJ (I)	2,864	14,874
Raisio OYJ	8,267	48,099
Ramirent OYJ	4,765	58,225
Rapala VMC OYJ	2,298	16,547
Rautaruukki OYJ	6,695	51,896
Sievi Capital PLC (I)	3,574	5,324
Stockmann OYJ ABP, Class B (L)	3,940	67,317
Technopolis PLC	63	416
Tieto OYJ	4,223	90,238
Tikkurila OYJ	2,068	55,114
Uponor OYJ	4,437	83,675
Vacon PLC	758	59,811
Vaisala OYJ, A Share (I)	206	5,385

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
YIT OYJ	19,536	$272,815

		2,810,651
France - 4.0%
ABC Arbitrage	1,757	12,242
Air France KLM (I)(L)	10,115	100,776
Albioma SA	1,808	36,341
Alten SA	1,900	81,362
Altran Technologies SA (I)	15,565	128,068
April Group SA	1,212	25,581
Assystem SA	1,693	41,509
Beneteau SA (I)	4,024	65,059
Boiron SA	699	45,772
Bonduelle SCA	812	19,762
Bongrain SA	189	12,955
Bourbon SA	5,060	132,216
Boursorama (I)	743	7,388
Bull SA (I)	11,076	44,276
Cegedim SA (I)	385	9,717
Club Mediterranee SA (I)	1,557	36,743
Compagnie Plastic Omnium SA	4,497	113,775
Derichebourg SA (I)	8,547	29,639
Electricite de Strasbourg SA	81	10,697
Esso SAF	197	12,461
Etablissements Maurel et Prom SA	12,266	188,308
Euro Disney SCA (I)	1,445	9,309
Faiveley Transport	97	7,381
Faurecia (I)	1,558	45,118
Financiere Marc de Lacharriere SA	961	51,226
GameLoft SA (I)	3,348	35,425
GL Events SA	213	5,002
Groupe Steria SA	2,985	51,297
Guerbet SA	129	15,782
Haulotte Group SA (I)	962	12,224
Havas SA	28,316	221,009
Ingenico SA	999	72,040
Ipsen SA	822	31,619
IPSOS	2,752	103,446
Jacquet Metal Service	2,200	38,313
Korian SA	170	5,495
Laurent-Perrier Group	215	19,274
Lectra SA	2,262	18,395
LISI SA	69	9,801
Manitou BF SA	1,105	18,810
Manutan International	162	8,913
Medica SA (I)	1,755	43,717
Mersen	1,844	57,388
Metropole Television SA	6,834	146,648
Naturex	322	25,916
Neopost SA (L)	3,041	221,523
Nexans SA	2,042	123,798
Nexity SA	3,567	127,395
NicOx SA (I)	4,623	16,886
Norbert Dentressangle SA	449	47,991
NRJ Group (I)	2,727	25,651
Orpea SA	2,102	105,903
Parrot SA (I)	1,095	34,873
Peugeot SA (I)	2,044	33,620
Pierre & Vacances SA (I)	453	10,977
Rallye SA	2,815	102,872
Recylex SA (I)	3,196	13,416
Robertet SA	135	27,212
Rubis SCA	2,155	136,119
Saft Groupe SA	2,483	68,497

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Seche Environnement SA	361	$13,405
Sequana SA (I)	1,025	8,744
Societe d’Edition de Canal Plus	4,707	35,668
Societe Internationale de
Plantations d’Heveas SA	50	3,892
Societe Television Francaise 1	6,695	116,575
SOITEC (I)(L)	12,336	33,725
Solocal Group (I)	3,728	8,565
Somfy SA	280	70,843
Sopra Group SA	155	13,841
STEF	956	61,434
Synergie SA	80	1,379
Technicolor SA (I)	5,354	28,040
Teleperformance SA	6,019	291,239
Theolia SA (I)	4,793	8,883
Trigano SA (I)	1,753	31,143
UBISOFT Entertainment SA (I)	6,111	94,514
Vetoquinol SA	56	2,095
Viel & Compagnie SA	5,712	19,240
Vilmorin & Compagnie SA	749	91,068
Virbac SA	384	77,932
Vivalis SA (I)	1,450	7,731
VM Materiaux SA (I)	263	9,557

		4,334,441
Germany - 4.6%
Aareal Bank AG (I)	4,192	130,978
ADVA Optical Networking SE (I)	6,343	39,494
Air Berlin PLC (I)	4,881	11,537
Aurubis AG	5,323	322,728
Balda AG	4,452	29,808
Bauer AG	162	4,057
BayWa AG	921	46,125
Bechtle AG	1,216	62,159
Bertrandt AG	193	24,299
Bijou Brigitte AG	97	9,836
Carl Zeiss Meditec AG	321	9,583
Celesio AG	500	11,257
Cewe Color Holding AG	385	19,641
Comdirect Bank AG	2,391	24,267
CompuGroup Medical AG	448	10,941
CTS Eventim AG	1,134	50,037
Delticom AG	491	27,678
Deutsche Beteiligungs AG	423	10,959
Deutsche Wohnen AG	8,915	159,576
Deutz AG (I)	5,916	53,468
Dialog Semiconductor PLC (I)	4,253	81,363
Draegerwerk AG & Company KGaA	19	1,993
Drillisch AG	6,350	153,044
Duerr AG	3,392	249,465
DVB Bank AG	388	12,703
ElringKlinger AG	3,656	164,490
Evotec AG (I)	16,036	71,524
Freenet AG (I)	15,169	367,032
Gerresheimer AG	2,768	165,913
Gerry Weber International AG	2,637	108,763
Gesco AG	295	28,933
GFK AG	361	20,977
Gildemeister AG	855	23,297
Grammer AG	346	13,237
Grenkeleasing AG	129	11,868
GSW Immobilien AG	96	4,216
Hamburger Hafen und Logistik AG	2,218	54,554
Heidelberger Druckmaschinen AG (I)	21,081	56,722

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Indus Holding AG	1,623	$55,807
Jenoptik AG	3,285	51,407
Kloeckner & Company SE (I)	9,276	125,752
Kontron AG	5,420	34,719
Krones AG	1,806	153,626
KUKA AG	2,152	93,242
KWS Saat AG	206	71,638
Leoni AG	2,827	172,118
LPKF Laser & Electronics AG	175	3,246
Manz AG (I)	233	17,080
Medigene Ag (I)	760	3,896
MLP AG	4,269	27,331
Muehlbauer Holding AG & Company KGaA	156	3,938
MVV Energie AG	884	26,730
Nemetschek AG	139	8,409
Nordex AG (I)	2,657	38,899
Norma Group	198	9,548
Patrizia Immobilien AG (I)	632	6,327
Pfeiffer Vacuum Technology AG	173	21,186
PNE Wing AG	6,235	27,344
QSC AG	6,549	35,441
Rheinmetall AG	2,295	131,973
Rhoen-Klinikum AG	5,385	138,403
SAF-Holland SA (I)	1,035	12,673
Salzgitter AG	688	28,591
Singulus Technologies AG (I)	10,192	21,797
Sixt SE	2,356	59,417
Solarworld AG (I)(L)	11,677	14,021
Stada Arzneimittel AG	7,746	392,728
Suss Microtec AG (I)	2,259	20,438
TAG Immobilien AG	365	4,530
Takkt AG	436	8,197
Tipp24 SE (I)	192	12,468
Tom Tailor Holding AG (I)	51	1,162
TUI AG (I)	9,525	121,822
Vossloh AG	766	67,444
VTG AG	1,231	24,178
Wacker Neuson SE	2,763	41,120
Wincor Nixdorf AG	4,031	251,826
Wire Card AG	650	22,239
XING AG	361	39,351

		5,050,584
Gibraltar - 0.2%
888 Holdings PLC	12,231	32,975
Bwin.Party Digital Entertainment PLC	74,167	146,638

		179,613
Greece - 0.6%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	183
Alpha Bank AE (I)	7,465	5,746
Athens Water Supply and Sewage Company SA	2,538	28,338
Autohellas SA (I)	2,895	9,372
Bank of Greece SA	1,882	38,953
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	6,746
Ellaktor SA (I)	11,183	37,143
Folli Follie Group (I)	624	16,228
Fourlis Holdings SA (I)	6,312	29,259
Frigoglass SA (I)	2,441	18,109
GEK Terna Holding Real
Estate Construction SA (I)	5,812	18,439

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic Exchanges SA Holding Clearing
Settlement and Registry (I)	2,519	$21,670
Hellenic Petroleum SA	3,897	41,174
Intralot SA-Integrated Lottery Systems
& Services	2,796	6,221
Marfin Investment Group Holdings SA (I)	72,043	36,779
Metka SA	1,452	24,323
Mytilineos Holdings SA (I)	8,264	53,423
National Bank of Greece SA (I)	227	921
Piraeus Bank SA (I)	8,362	14,153
Public Power Corp. SA	2,215	25,108
Sarantis SA (I)	2,107	15,712
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	7,347
Terna Energy SA (I)	4,347	18,741
Titan Cement Company SA (I)	5,693	142,004
TT Hellenic Postbank SA (I)	12,594	0
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	7,173	44,720

		660,812
Guernsey, Channel Islands - 0.0%
Tethys Petroleum, Ltd. (I)	5,500	3,578
Hong Kong - 2.7%
Allied Group, Ltd.	26,000	93,529
Allied Properties HK, Ltd.	358,000	55,353
Apac Resources, Ltd. (I)	500,000	10,004
Asia Satellite Telecom Holdings Company, Ltd.	2,500	9,412
Associated International Hotels, Ltd.	44,000	125,943
Bonjour Holdings, Ltd.	208,000	45,883
Brightoil Petroleum Holdings Ltd (I)	26,000	4,294
Brockman Mining, Ltd. (I)	740,840	40,113
Cafe de Coral Holdings, Ltd.	8,000	24,871
Champion Technology Holdings, Ltd.	540,520	9,507
Chen Hsong Holdings, Ltd.	10,000	3,132
Cheuk Nang Holdings, Ltd.	3,114	2,629
China Billion Resources Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	7,530
China Metal International Holdings, Inc.	12,000	3,171
China Renji Medical Group, Ltd. (I)	1,332,000	7,219
China Resources and
Transportation Group, Ltd. (I)	100,000	5,096
China Solar Energy Holdings Ltd. (I)	42,500	986
China WindPower Group, Ltd. (I)	30,000	1,058
China Yunnan Tin Minerals
Group Company, Ltd. (I)	17,100	683
Chong Hing Bank, Ltd.	11,000	47,004
Chow Sang Sang Holdings International, Ltd.	12,000	34,782
Chuang’s Consortium International, Ltd.	30,948	3,866
CITIC Telecom International Holdings, Ltd.	112,000	32,042
CK Life Sciences International Holdings, Inc.	42,000	3,464
CP Lotus Corp. (I)	220,000	6,689
Cross-Harbour Holdings, Ltd.	18,000	14,560
CSI Properties, Ltd	245,066	9,648
CST Mining Group, Ltd. (I)	2,210,240	23,639
Culture Landmark Investment, Ltd. (I)	39,200	3,184
Dah Sing Financial Holdings, Ltd.	4,000	23,165
Dickson Concepts International, Ltd.	35,000	21,065
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	36,665
Emperor International Holdings, Ltd.	177,333	50,106
Esprit Holdings, Ltd.	88,650	142,050
eSun Holdings, Ltd. (I)	74,000	10,388

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Far East Consortium International, Ltd.	144,224	$45,519
Fortune Oil PLC	242,039	38,791
G-Resources Group, Ltd. (I)(L)	1,654,800	54,528
Get Nice Holdings, Ltd.	394,000	16,503
Giordano International, Ltd.	60,000	54,835
Glorious Sun Enterprises, Ltd.	64,000	13,986
Goldin Properties Holdings, Ltd. (I)	47,000	24,487
Haitong International Securities Group, Ltd.	33,598	16,264
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	82,623
HKR International, Ltd.	75,200	36,874
Hong Kong Ferry Holdings Company	29,000	28,537
Hongkong Chinese, Ltd.	4,000	866
Hung Hing Printing Group, Ltd.	82,000	12,046
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	50,000	21,617
Imagi International Holdings, Ltd. (I)	106,250	1,301
IT, Ltd.	80,601	25,652
K Wah International Holdings, Ltd.	166,198	89,733
King Stone Energy Group, Ltd. (I)	61,000	3,421
Kowloon Development Company, Ltd.	22,000	27,286
Lai Sun Development (I)	230,000	6,739
Lippo China Resources, Ltd.	36,000	1,046
Liu Chong Hing Investment	16,000	39,076
Melco International Development, Ltd.	37,000	98,891
Midland Holdings, Ltd.	48,000	19,755
Mongolia Energy Company, Ltd. (I)	122,000	3,748
Natural Beauty Bio-Technology, Ltd.	20,000	1,392
Neo-Neon Holdings, Ltd. (I)	39,500	7,687
New Times Energy Corp., Ltd. (I)	26,300	2,037
NewOcean Energy Holdings, Ltd.	106,000	70,741
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	10,297
Pacific Basin Shipping, Ltd.	105,000	71,722
Pacific Textile Holdings, Ltd.	77,000	95,271
Paliburg Holdings, Ltd.	46,000	14,827
PCCW, Ltd.	27,000	11,934
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	8,042
Pico Far East Holdings, Ltd.	100,000	32,574
Playmates Holdings, Ltd.	31,800	35,270
PNG Resources Holdings, Ltd.	888,000	21,492
Polytec Asset Holdings, Ltd.	150,000	19,541
PYI Corp., Ltd.	372,000	8,917
Regal Hotels International Holdings, Ltd.	56,000	29,314
SA SA International Holdings, Ltd.	50,000	56,362
SEA Holdings, Ltd.	4,000	2,272
Shun Tak Holdings, Ltd.	120,250	67,479
Sing Tao News Corp., Ltd.	108,000	14,073
Singamas Container Holdings, Ltd.	158,000	38,754
SmarTone Telecommunications Holdings, Ltd.	19,000	25,206
SOCAM Development, Ltd.	16,674	19,563
Solomon Systech International, Ltd. (I)	254,000	10,958
South China (China), Ltd. (I)	256,000	27,066
Stella International Holdings, Ltd.	13,000	33,402
Sun Hung Kai & Company, Ltd.	25,000	13,370
TAI Cheung Holdings, Ltd.	59,000	45,211
Tao Heung Holdings, Ltd.	14,000	10,266
Television Broadcasts, Ltd.	6,100	38,577
Texwinca Holdings, Ltd.	28,000	26,131
Titan Petrochemicals Group, Ltd. (I)	500,000	15,859
Transport International Holdings, Ltd.	19,200	43,112
Trinity, Ltd.	30,000	10,142

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Upbest Group, Ltd.	148,000	$17,174
Value Partners Group, Ltd.	18,000	10,927
Victory City International Holdings, Ltd.	105,827	14,081
Vitasoy International Holdings, Ltd.	102,000	128,862
VST Holdings Company, Ltd.	115,200	24,053
Wai Kee Holdings, Ltd.	68,000	18,003
Wing Tai Properties, Ltd.	102,000	62,453
Xinyi Glass Holdings Company, Ltd.	33,000	30,528
YGM Trading, Ltd.	11,000	23,830
Yugang International, Ltd. (I)	312,000	2,095

		2,947,721
Ireland - 1.7%
Aer Lingus Group PLC	15,850	32,524
Beazley PLC	57,792	196,266
C&C Group PLC	31,161	168,654
DCC PLC (Irish Stock Exchange)	6,369	260,609
FBD Holdings PLC	1,839	37,091
Glanbia PLC (Dublin Exchange)	4,470	58,543
Grafton Group PLC	18,960	179,130
Greencore Group PLC	24,808	59,291
Henderson Group PLC	72,524	222,344
IFG Group PLC	8,615	15,753
Irish Continental Group PLC	289	9,992
Kingspan Group PLC	10,256	171,001
Smurfit Kappa Group PLC	9,297	212,257
UBM PLC	10,462	121,120
United Drug PLC	20,187	104,651

		1,849,226
Isle of Man - 0.0%
Hansard Global PLC	6,816	13,030
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	5,799	10,019
Ceragon Networks, Ltd. (I)	220	899
Clal Biotechnology Industries, Ltd. (I)	3,950	8,478
Clal Industries & Investments, Ltd.	6,262	27,206
Clal Insurance Enterprise Holdings, Ltd.	2,775	50,163
Delek Automotive Systems, Ltd.	2,309	26,838
Electra Israel, Ltd.	37	4,955
First International Bank of Israel, Ltd.	3,533	58,038
Frutarom Industries, Ltd.	2,382	43,448
Gilat Satellite Networks, Ltd. (I)	900	4,444
Given Imaging, Ltd. (I)	792	15,344
Hadera Paper, Ltd. (I)	244	15,060
Harel Insurance Investments &
Financial Services, Ltd.	6,850	39,349
Israel Discount Bank, Ltd., Class A (I)	638	1,151
Ituran Location & Control, Ltd.	1,195	22,283
Jerusalem Oil Exploration (I)	308	10,843
Kamada, Ltd. (I)	929	14,171
Matrix IT, Ltd.	173	988
Melisron, Ltd.	35	928
Menorah Mivtachim Holdings, Ltd.	1,766	20,826
Migdal Insurance Holdings, Ltd.	11,510	19,272
Oil Refineries, Ltd. (I)	10,550	4,124
Ormat Industries, Ltd. (I)	7,009	45,779
Partner Communications Company, Ltd. (I)	25	199
Paz Oil Company, Ltd. (I)	378	62,092
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	39,936
Shikun & Binui, Ltd.	11,140	26,106
Shufersal, Ltd.	9,143	39,363
Strauss Group, Ltd.	2,935	51,636

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
The Phoenix Holdings, Ltd.	2,821	$10,447

		674,385
Italy - 3.1%
A2A SpA	30,345	29,670
ACEA SpA	8,580	83,628
Aeroporto di Venezia Marco Polo SpA	841	14,505
Amplifon SpA	9,264	50,639
Ansaldo STS SpA	9,841	91,217
Arnoldo Mondadori Editore SpA (I)	12,613	16,224
Astaldi SpA	4,499	36,877
Autogrill SpA (I)	4,187	73,659
Azimut Holding SpA	15,042	343,813
Banca Generali SpA	2,237	50,637
Banca Piccolo Credito Valtellinese Scarl (I)	22,689	27,779
Banca Popolare dell’Emilia Romagna Scrl (I)	9,364	67,209
Banca Popolare dell’Etruria e del Lazio (I)	1,481	1,216
Banca Popolare di Milano Scarl (I)	205,710	116,871
Banca Popolare di Sondrio SCARL	10,227	57,089
Biesse SpA (I)	3,189	14,672
Brembo SpA	2,573	67,082
Buzzi Unicem SpA	4,611	71,984
Cementir SpA	9,230	34,363
CIR-Compagnie Industriali Riunite SpA (I)	58,400	92,311
Credito Emiliano SpA	9,474	57,873
Danieli & C Officine Meccaniche SpA	2,311	66,580
De’Longhi SpA	742	11,353
DeA Capital SpA (I)	4,665	8,490
DiaSorin SpA (L)	2,304	99,275
Ei Towers SpA	1,655	63,411
Engineering Ingegneria Informatica SpA	449	21,061
ERG SpA	6,865	69,176
Esprinet SpA	3,554	19,166
Eurotech SpA (I)	1,562	3,259
Falck Renewables SpA (I)	20,060	28,480
Finmeccanica SpA (I)(L)	22,536	134,946
Fondiaria-SAI SpA (I)	11,892	25,333
Gemina SpA (I)	54,600	123,592
Geox SpA	8,390	22,952
Gruppo Editoriale L’Espresso SpA (I)	35,685	52,437
Hera SpA	58,891	118,735
IMMSI SpA (I)	24,591	15,124
Indesit Company SpA	2,066	19,854
Intek Group SpA (I)	27,631	10,466
Interpump SpA	6,839	74,432
Iren SpA	34,401	42,010
Italcementi SpA	5,020	38,290
Italmobiliare SpA (I)	827	20,828
Juventus Football Club SpA (I)	23,150	6,359
Landi Renzo SpA (I)	3,939	5,437
MARR SpA	2,608	35,477
Mediaset SpA (I)	14,664	59,593
Milano Assicurazioni SpA (I)	24,455	17,470
Piaggio & C SpA	17,916	47,364
Prelios SpA (I)	4,442	3,442
Premafin Finanziaria SpA (I)	12,050	2,802
Recordati SpA	11,787	141,735
Safilo Group SpA (I)	2,378	46,793
Saras SpA (I)	11,985	15,015
Societa Iniziative Autostradali e Servizi SpA	5,263	51,830
Societa’ Cattolica di Assicurazioni SCRL	4,776	106,468
Sogefi SpA	3,551	15,373
SOL SpA	2,802	23,283
Sorin SpA (I)	28,116	76,085

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Trevi Finanziaria SpA	4,195	$34,936
Unipol Gruppo Finanziario SpA	12,240	54,117
Vittoria Assicurazioni SpA	2,112	23,323
Yoox SpA (I)	3,137	107,720
Zignago Vetro SpA	1,669	10,537

		3,373,727
Japan - 22.3%
Accordia Golf Company, Ltd.	7,900	97,648
Achilles Corp.	18,000	25,366
Adastria Holdings Company, Ltd.	910	43,362
ADEKA Corp.	8,700	103,409
Advan Company, Ltd.	1,800	21,971
Ahresty Corp.	2,300	19,356
AI Holdings Corp.	3,400	40,555
Aica Kogyo Company, Ltd.	5,200	103,749
Aichi Bank, Ltd.	900	43,092
Aichi Corp.	3,200	17,254
Aichi Steel Corp.	10,000	54,950
Aida Engineering, Ltd.	7,500	68,961
Aiphone Company, Ltd.	1,300	22,250
Airport Facilities Company, Ltd.	2,900	27,399
Aisan Industry Company, Ltd.	2,500	24,826
Akita Bank, Ltd.	15,000	40,610
Alpen Company, Ltd.	1,700	35,333
Alpha Systems, Inc.	840	10,511
Alpine Electronics, Inc.	3,300	36,002
Alps Electric Company, Ltd. (I)	5,400	43,727
Amano Corp.	6,100	63,248
Amiyaki Tei Company., Ltd.	500	14,967
AOKI Holdings, Inc.	2,000	70,495
Aomori Bank, Ltd.	23,000	61,259
Aoyama Trading Company, Ltd.	200	5,461
Arakawa Chemical Industries, Ltd.	1,900	16,967
Arc Land Sakamoto Company, Ltd.	1,200	17,973
Arcs Company, Ltd.	3,125	57,711
Ariake Japan Company, Ltd.	1,900	47,100
Arisawa Manufacturing Company, Ltd.	3,300	21,333
Arnest One Corp.	3,000	70,740
As One Corp.	1,400	28,867
Asahi Company, Ltd.	1,500	25,404
Asahi Diamond Industrial Company, Ltd.	5,000	49,712
Asahi Holdings, Inc.	1,800	30,325
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,756
ASATSU-DK, Inc.	2,300	62,448
ASKA Pharmaceutical Company, Ltd.	3,000	21,806
ASKUL Corp.	2,100	48,643
Atsugi Company, Ltd.	19,000	21,895
Autobacs Seven Company, Ltd.	700	10,742
Avex Group Holdings, Inc.	3,400	99,253
Axial Retailing, Inc.	1,300	23,121
Azbil Corp.	900	20,932
Bando Chemical Industries, Ltd.	8,000	31,784
Bank of Iwate, Ltd.	1,400	67,594
Bank of Nagoya, Ltd.	17,000	65,346
Bank of Okinawa, Ltd.	2,100	83,909
Bank of Saga, Ltd.	15,000	31,686
Bank of the Ryukyus, Ltd.	4,800	60,268
Belc Company, Ltd.	1,400	25,303
BIC Camera, Inc. (L)	33	15,612
BML, Inc.	1,200	39,322
Bookoff Corp.	1,400	9,580
Bunka Shutter Company, Ltd.	5,000	25,895

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
CAC Corp.	1,500	$13,327
Can Do Company, Ltd.	1,600	28,046
Canon Electronics, Inc.	1,700	31,368
Cawachi, Ltd.	2,000	39,682
Central Glass Company, Ltd.	19,000	63,029
Chi Group Company, Ltd. (I)	2,700	8,038
Chino Corp.	2,000	4,510
Chiyoda Company, Ltd.	2,600	55,350
Chiyoda Integre Company, Ltd.	1,400	19,511
Chofu Seisakusho Company, Ltd.	2,100	47,882
Chori Company, Ltd.	1,700	19,339
Chubu Shiryo Company, Ltd.	2,000	11,341
Chudenko Corp.	2,600	36,378
Chuetsu Pulp & Paper Company, Ltd.	10,000	15,702
Chugai Mining Company, Ltd. (I)	34,900	11,750
Chugai Ro Company, Ltd.	5,000	13,128
Chugoku Marine Paints, Ltd.	6,000	37,374
Chukyo Bank, Ltd.	9,000	16,246
Chuo Denki Kogyo Company, Ltd. (I)	2,200	7,510
CKD Corp.	5,400	47,677
Cleanup Corp.	2,100	18,468
CMK Corp.	5,400	15,277
Coca-Cola Central Japan Company, Ltd.	4,007	64,467
Cocokara Fine Holdings, Inc.	1,540	48,599
Corona Corp.	1,600	18,013
Cosel Company, Ltd.	1,200	14,578
Cybozu, Inc.	40	11,956
Dai Nippon Toryo Company, Ltd.	12,000	21,082
Dai-Dan Company, Ltd.	2,000	10,940
Daido Metal Company, Ltd.	4,000	41,262
Daidoh, Ltd.	2,000	14,397
Daifuku Company, Ltd.	6,500	70,623
Daihen Corp.	8,000	32,147
Daiichi Jitsugyo Company, Ltd.	4,000	17,578
Daiken Corp.	9,000	25,722
Daikoku Denki Company, Ltd.	800	17,335
Daikyo, Inc.	19,000	60,740
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	30,664
Daio Paper Corp.	7,000	43,228
Daisan Bank, Ltd.	17,000	27,626
Daiseki Company, Ltd.	2,900	53,531
Daishi Bank, Ltd.	27,000	97,660
Daiso Company, Ltd.	7,000	21,840
Daisyo Corp.	1,300	17,614
Daiwa Industries, Ltd.	4,000	25,195
Daiwabo Holdings Company, Ltd.	17,000	31,398
DCM Holdings Company, Ltd.	7,700	54,702
Denki Kogyo Company, Ltd.	7,000	44,767
Denyo Company, Ltd.	1,700	21,283
Descente, Ltd.	4,000	28,835
DMG Mori Seiki Company, Ltd.	7,900	123,181
Doshisha Company, Ltd.	2,400	34,377
Doutor Nichires Holdings Company, Ltd.	2,900	50,911
Dr. Ci:Labo Company, Ltd. (L)	15	44,595
DTS Corp.	1,700	26,981
Dunlop Sports Company, Ltd.	1,300	16,463
Duskin Company, Ltd.	6,000	120,345
Dydo Drinco, Inc.	1,200	49,239
Eagle Industry Company, Ltd.	2,000	32,713
EDION Corp.	6,100	30,564
Ehime Bank, Ltd.	18,000	44,114
Eighteenth Bank, Ltd.	20,000	47,391

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Eiken Chemical Company, Ltd.	1,400	$26,209
Eizo Corp.	1,500	38,790
Elematec Corp.	700	9,626
EPS Company, Ltd.	28	27,395
Espec Corp.	1,600	12,538
F&A Aqua Holdings, Inc.	2,400	33,317
Fancl Corp.	2,600	31,667
FCC Company, Ltd.	2,800	64,794
Felissimo Corp.	800	9,015
Foster Electric Company, Ltd.	2,100	43,704
France Bed Holdings Company, Ltd.	11,000	23,025
Fuji Company, Ltd.	2,100	37,645
Fuji Corp., Ltd.	100	719
Fuji Electronics Company, Ltd.	1,600	21,083
Fuji Oil Company, Ltd.	4,400	16,031
Fuji Oil Company, Ltd. (Osaka) (I)	5,800	100,880
Fuji Seal International, Inc.	1,700	51,617
Fuji Soft, Inc.	1,800	34,126
Fujibo Holdings, Inc.	7,000	15,848
Fujicco Company, Ltd.	2,000	24,660
Fujikura Kasei Company, Ltd.	2,000	10,463
Fujikura, Ltd.	15,000	58,286
Fujimori Kogyo Company, Ltd.	1,600	52,411
Fujitec Company, Ltd.	5,000	62,958
Fujitsu General, Ltd.	6,000	69,036
Fujiya Company, Ltd.	6,000	11,862
Fukui Bank, Ltd.	23,000	50,965
Fukushima Bank, Ltd.	21,000	18,691
Funai Consulting Company, Ltd.	3,300	25,956
Funai Electric Company, Ltd.	2,600	28,087
Furukawa Company, Ltd.	27,000	61,499
Furukawa Electric Company, Ltd.	5,000	11,557
Furukawa-Sky Aluminum Corp. (L)	9,000	30,252
Fuso Pharmaceutical Industries, Ltd.	5,000	16,408
Futaba Corp.	2,900	37,246
Futaba Industrial Company, Ltd. (I)	3,400	14,095
Future System Consulting Corp.	200	1,204
Fuyo General Lease Company, Ltd.	1,700	64,004
Gakken Company, Ltd.	4,000	12,374
Geo Corp.	3,900	36,505
GLOBERIDE, Inc.	10,000	14,713
Glory, Ltd.	500	12,578
Godo Steel, Ltd.	16,000	31,708
Goldcrest Company, Ltd.	2,190	59,468
Goldwin, Inc.	5,000	24,656
Gulliver International Company, Ltd.	5,500	32,982
Gun-Ei Chemical Industry Company, Ltd.	4,000	21,621
Gunze, Ltd.	13,000	35,415
Hakuto Company, Ltd.	1,300	12,552
Hamakyorex Company, Ltd.	500	14,386
Hanwa Company, Ltd.	14,000	66,418
Harima Chemicals, Inc.	2,000	9,771
Hazama Ando Corp.	1,590	5,327
Heiwa Real Estate Company, Ltd.	3,500	64,551
Heiwado Company, Ltd.	2,000	31,186
Hibiya Engineering, Ltd.	2,400	29,177
Hiday Hidaka Corp.	1,320	29,358
Higashi-Nippon Bank, Ltd.	17,000	40,421
Higo Bank, Ltd.	1,000	5,870
Hioki Ee Corp.	500	7,091
HIS Company, Ltd.	1,800	105,654
Hisaka Works, Ltd.	2,000	19,086
Hitachi Koki Company, Ltd.	5,700	45,140

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Medical Corp.	2,000	$26,935
Hitachi Metals, Ltd.	2,210	27,166
Hitachi Zosen Corp.	9,400	73,926
Hochiki Corp.	3,000	14,557
Hodogaya Chemical Company, Ltd.	7,000	14,442
Hogy Medical Company, Ltd.	1,200	66,620
Hokkaido Gas Company, Ltd.	3,000	7,988
Hokkan Holdings, Ltd.	5,000	15,557
Hokuetsu Bank, Ltd.	21,000	46,769
Hokuetsu Paper Mills, Ltd.	9,500	44,996
Hokuto Corp.	1,600	29,007
Honeys Company, Ltd.	1,350	14,741
Horiba, Ltd.	2,500	93,781
Hosiden Corp.	6,500	35,083
Hosokawa Micron Corp.	3,000	21,235
Hyakujushi Bank, Ltd.	21,000	83,602
IBJ Leasing Company, Ltd.	1,900	49,554
Ichikoh Industries, Ltd. (I)	4,000	7,687
ICOM, Inc.	1,000	23,538
IDEC Corp.	2,500	23,469
Ihara Chemical Industry Company, Ltd.	5,000	35,975
Iino Kaiun Kaisha, Ltd.	5,200	33,733
Ikegami Tsushinki Company, Ltd. (I)	4,000	4,464
Imasen Electric Industrial	1,700	24,495
Imperial Hotel, Ltd.	200	5,329
Inaba Denki Sangyo Company, Ltd.	1,600	48,064
Inaba Seisakusho Company, Ltd.	200	2,746
Inabata & Company, Ltd.	5,100	49,203
Inageya Company, Ltd.	4,400	45,338
Ines Corp.	2,700	16,685
Intage, Inc.	1,600	20,259
Internet Initiative Japan, Inc.	2,400	69,088
Inui Steamship Company, Ltd. (I)	2,500	10,099
Iseki & Company, Ltd.	12,000	42,766
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	33,345
IT Holdings Corp.	6,500	82,115
ITC Networks Corp.	3,200	30,478
Itochu Enex Company, Ltd.	5,900	30,710
Itochu-Shokuhin Company, Ltd.	600	20,060
Itoham Foods, Inc.	12,000	50,024
Iwatani International Corp.	11,000	44,518
Izumiya Company, Ltd.	9,000	41,679
J-Oil Mills, Inc.	9,000	28,732
Jalux, Inc.	1,300	15,399
Japan Aviation Electronics Industry, Ltd.	4,000	46,372
Japan Digital Laboratory Company, Ltd.	2,200	26,132
Japan Pulp & Paper Company, Ltd.	6,000	19,746
Japan Transcity Corp., Ltd.	5,000	17,598
Japan Wool Textile Company, Ltd.	8,000	63,307
Jastec Company, Ltd.	400	3,135
JBCC Holdings, Inc.	1,900	18,989
JMS Company, Ltd.	1,000	3,280
Joshin Denki Company, Ltd.	3,000	25,739
JSP Corp.	2,600	42,504
Juroku Bank, Ltd.	6,000	23,654
JVC Kenwood Corp.	9,070	17,411
Kadokawa Holdings, Inc. (L)	2,000	70,633
Kaga Electronics Company, Ltd.	2,700	22,969
Kameda Seika Company, Ltd.	1,800	53,903
Kamei Corp.	2,000	15,215
Kanamoto Company, Ltd.	3,000	82,216
Kandenko Company, Ltd.	7,000	42,415
Kanematsu Corp.	40,000	54,301

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kanematsu Electronics, Ltd.	1,300	$16,928
Kanto Natural Gas Development, Ltd.	3,000	23,103
Kasumi Company, Ltd.	4,200	26,451
Katakura Industries Company, Ltd.	2,100	28,641
Kato Sangyo Company, Ltd.	2,700	57,916
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	11,865
Keiyo Company, Ltd. (L)	3,600	17,198
KEY Coffee, Inc.	600	9,541
Kimoto Company, Ltd.	1,500	14,973
Kinki Sharyo Company, Ltd.	3,000	10,101
Kintetsu World Express, Inc.	1,300	46,727
Kinugawa Rubber Industrial Company, Ltd.	6,000	36,633
Kisoji Company, Ltd.	600	11,360
Kissei Pharmaceutical Company, Ltd.	3,000	68,892
Kita-Nippon Bank, Ltd.	700	16,737
Kitz Corp.	10,000	45,256
Kiyo Holdings, Inc.	53,000	73,330
Koa Corp.	3,300	32,732
Koatsu Gas Kogyo Company, Ltd.	3,000	16,173
Kohnan Shoji Company, Ltd. (L)	2,800	30,761
Kohsoku Corp.	1,700	16,415
Kojima Company, Ltd. (I)	3,000	8,810
Kokuyo Company, Ltd.	8,300	64,732
Komatsu Seiren Company, Ltd.	2,000	10,504
Komatsu Wall Industry Company, Ltd.	1,000	19,354
Komori Corp.	6,300	93,039
Konishi Company, Ltd.	1,700	32,695
KRS Corp.	900	9,340
Kumagai Gumi Company, Ltd. (I)	17,000	40,600
Kumiai Chemical Industry Company, Ltd.	4,000	28,463
Kura Corp.	800	13,307
Kurabo Industries, Ltd.	22,000	37,286
Kureha Corp.	14,000	50,547
Kurimoto, Ltd.	10,000	29,831
Kuroda Electric Company, Ltd.	3,100	41,418
KYB Company, Ltd.	2,000	12,983
Kyodo Printing Company, Ltd.	8,000	23,154
Kyodo Shiryo Company, Ltd.	8,000	9,392
Kyoei Steel, Ltd.	1,100	20,129
Kyokuyo Company, Ltd.	1,000	2,901
KYORIN Holdings, Inc.	500	10,684
Kyoritsu Maintenance Company, Ltd.	1,200	49,325
Kyosan Electric Manufacturing Company, Ltd.	6,000	21,532
Kyowa Exeo Corp.	6,700	79,134
Kyudenko Corp.	4,000	21,524
LEC, Inc.	700	9,003
Life Corp.	2,700	35,766
Macnica, Inc.	1,300	34,634
Maeda Corp.	10,000	61,773
Maezawa Kasei Industries Company, Ltd.	1,100	11,827
Maezawa Kyuso Industries Company, Ltd.	1,500	19,377
Makino Milling Machine Company, Ltd.	8,000	56,814
Mandom Corp.	1,400	48,984
Mars Engineering Corp.	700	13,520
Marubun Corp.	2,600	11,582
Marudai Food Company, Ltd.	12,000	38,879
Maruetsu, Inc.	6,000	19,563
Maruha Nichiro Holdings, Inc.	27,385	51,992
Marusan Securities Company, Ltd.	7,800	65,751
Maruwa Company, Ltd.	900	32,009
Maruzen Showa Unyu Company, Ltd.	6,000	20,763
Matsuda Sangyo Company, Ltd.	1,400	20,050

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Matsuya Foods Company, Ltd.	700	$11,082
Max Company, Ltd.	5,000	58,033
Maxvalu Tokai Company, Ltd.	900	12,277
Megmilk Snow Brand Company, Ltd.	4,600	67,781
Meidensha Corp.	17,000	62,350
Meiji Shipping Company, Ltd.	2,900	12,941
Meiko Network Japan Company, Ltd.	3,000	37,943
Meitec Corp.	3,100	89,424
Meito Sangyo Company, Ltd.	900	9,454
Melco Holdings, Inc.	1,200	16,781
Michinoku Bank, Ltd.	14,000	28,278
Milbon Company, Ltd.	880	36,105
Mimasu Semiconductor Industry Company, Ltd.	1,400	12,347
Minato Bank, Ltd.	16,000	27,250
Minebea Company, Ltd.	5,000	25,563
Ministop Company, Ltd.	1,800	28,055
Mirait Holdings Corp.	5,440	46,559
Misawa Homes Company, Ltd.	3,600	57,227
Mitsuba Corp.	4,000	71,785
Mitsubishi Kakoki Kaisha, Ltd. (I)	7,000	13,746
Mitsubishi Paper Mills, Ltd. (I)	37,000	33,592
Mitsubishi Pencil Company, Ltd.	2,400	57,584
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	32,610
Mitsuboshi Belting Company, Ltd.	6,000	31,882
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	59,602
Mitsui High-Tec, Inc.	2,200	15,997
Mitsui Home Company, Ltd.	3,000	14,745
Mitsui Knowledge Industry Company, Ltd.	9,000	14,301
Mitsui Matsushima Company, Ltd.	10,000	16,842
Mitsui Mining & Smelting Company, Ltd.	6,000	17,477
Mitsui Sugar Company, Ltd.	8,000	25,197
Mitsui-Soko Company, Ltd.	2,000	11,185
Mitsuuroko Holdings Company, Ltd.	3,200	15,696
Miura Company, Ltd.	2,600	71,724
Miyazaki Bank, Ltd.	14,000	43,010
Miyoshi Oil & Fat Company, Ltd.	9,000	14,616
Mizuno Corp. (L)	7,000	41,600
Modec, Inc.	500	15,696
Morinaga & Company, Ltd.	14,000	30,115
Morinaga Milk Industry Company, Ltd.	14,000	44,069
Morita Holdings Corp.	3,000	23,105
MOS Food Services, Inc.	1,800	35,497
Moshi Moshi Hotline, Inc.	4,400	51,519
Mr. Max Corp.	3,200	10,712
Musashi Seimitsu Industry Company, Ltd.	1,800	46,155
Musashino Bank, Ltd.	3,800	139,230
Nachi-Fujikoshi Corp.	11,000	61,627
Nagaileben Company, Ltd.	1,800	29,152
Nagano Bank, Ltd.	8,000	14,281
Nagatanien Company, Ltd.	2,000	17,905
Nakamuraya Company, Ltd.	3,000	12,345
Nakayama Steel Works, Ltd. (I)	11,000	12,253
NEC Fielding, Ltd.	1,200	14,048
NEC Leasing, Ltd.	800	19,502
NEC Networks & System Integration Corp.	2,700	65,395
NET One Systems Company, Ltd.	6,400	48,446
Neturen Company, Ltd.	3,800	36,975
Nice Holdings, Inc.	6,000	15,629
Nichias Corp.	7,000	47,189
Nichicon Corp.	4,600	50,948
Nichiden Corp.	700	16,468
Nichiha Corp.	2,400	32,747

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nichii Gakkan Company, Ltd.	3,200	$32,041
NICHIREI Corp.	8,000	43,647
Nichireki Company, Ltd.	3,000	26,883
Nidec Copal Corp.	1,200	12,037
Nifco, Inc.	2,700	72,368
Nihon Dempa Kogyo Company, Ltd.	1,800	16,796
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,870
Nihon M&A Center, Inc.	800	61,447
Nihon Nohyaku Company, Ltd.	4,000	44,343
Nihon Parkerizing Company, Ltd.	4,000	82,007
Nihon Shokuhin Kako Company, Ltd.	2,000	7,838
Nihon Yamamura Glass Company, Ltd.	10,000	18,743
Nikkiso Company, Ltd.	6,000	63,345
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	27,988
Nippon Carbon Company, Ltd.	12,000	24,179
Nippon Ceramic Company, Ltd.	2,100	30,298
Nippon Chemi-Con Corp. (I)	11,000	54,793
Nippon Chemical Industrial Company, Ltd. (I)	7,000	12,506
Nippon Coke & Engineering Company, Ltd.	18,000	25,154
Nippon Denko Company, Ltd.	4,000	12,117
Nippon Densetsu Kogyo Company, Ltd.	5,000	54,435
Nippon Fine Chemical Company, Ltd.	1,800	12,058
Nippon Flour Mills Company, Ltd.	13,000	65,382
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	10,289
Nippon Gas Company, Ltd.	3,000	36,236
Nippon Kanzai Company, Ltd.	700	12,580
Nippon Koei Company, Ltd.	8,000	34,769
Nippon Konpo Unyu Soko Company, Ltd.	6,000	105,395
Nippon Koshuha Steel Company, Ltd. (I)	8,000	9,872
Nippon Light Metal Holdings Co Ltd.	43,000	66,361
Nippon Paper Industries Company, Ltd.	2,000	31,618
Nippon Road Company, Ltd.	7,000	42,206
Nippon Seiki Company, Ltd.	4,000	64,334
Nippon Sharyo, Ltd.	8,000	47,570
Nippon Sheet Glass Company, Ltd. (I)	11,000	14,186
Nippon Shinyaku Company, Ltd.	4,000	69,088
Nippon Signal Company, Ltd.	2,700	20,748
Nippon Soda Company, Ltd.	16,000	95,325
Nippon Steel & Sumikin Texeng Company, Ltd.	5,000	19,632
Nippon Steel & Sumitomo Metal Corp.	8,625	29,402
Nippon Suisan Kaisha, Ltd. (I)	15,600	33,589
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	28,653
Nippon Thompson Company, Ltd.	8,000	45,605
Nippon Valqua Industries, Ltd.	8,000	22,432
Nippon Yakin Kogyo Company, Ltd. (I)	8,000	29,727
Nipro Corp.	2,200	21,318
Nishimatsu Construction Company, Ltd.	29,000	84,650
Nishimatsuya Chain Company, Ltd.	5,100	41,026
Nissen Holdings Company, Ltd.	3,100	10,189
Nisshin Fudosan Company, Ltd.	2,900	20,338
Nisshin Oillio Group, Ltd.	13,000	45,200
Nisshin Steel Holdings Co Ltd.	560	7,438
Nissin Corp.	8,000	22,967
Nissin Electric Company, Ltd.	2,000	10,773
Nissin Kogyo Company, Ltd.	2,100	39,996
Nissui Pharmaceutical Company, Ltd.	1,600	18,466
Nitta Corp.	2,300	49,127
Nittan Valve Company, Ltd.	1,200	3,769
Nittetsu Mining Company, Ltd.	6,000	33,580
Nitto Boseki Company, Ltd.	13,000	55,056

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitto Kogyo Corp.	3,400	$56,772
Nitto Kohki Company, Ltd.	1,000	18,754
Noevir Holdings Company, Ltd.	1,600	27,370
NOF Corp.	16,000	103,201
Nohmi Bosai, Ltd.	2,000	16,788
Noritake Company, Ltd.	12,000	31,970
Noritsu Koki Company, Ltd.	1,900	12,727
Noritz Corp.	900	19,419
NS Solutions Corp.	1,500	29,535
NS United Shinwa Kaiun Kaisha, Ltd. (I)	8,000	21,392
NSD Company, Ltd.	3,100	34,881
Obara Group, Inc.	1,400	34,713
OBIC Business Consultants, Ltd.	1,300	47,265
Oenon Holdings, Inc.	6,000	15,329
Ogaki Kyoritsu Bank, Ltd.	27,000	77,995
Oiles Corp.	2,400	55,189
Oita Bank, Ltd.	12,000	39,568
Okabe Company, Ltd.	5,700	69,768
Okamoto Industries, Inc.	7,000	22,198
Okamura Corp.	7,000	47,949
Okinawa Electric Power Company, Inc.	1,300	44,946
OKK Corp.	10,000	17,076
OKUMA Corp.	4,000	34,889
Okumura Corp.	12,000	52,328
Okura Industrial Company, Ltd.	4,000	15,822
Okuwa Company, Ltd.	3,000	27,646
Onoken Company, Ltd.	1,500	18,524
Onward Holdings Company, Ltd.	2,000	17,650
Optex Company, Ltd.	1,200	18,096
Organo Corp.	3,000	15,165
Origin Electric Company, Ltd.	3,000	10,213
Osaka Steel Company, Ltd.	1,400	27,626
Osaki Electric Company, Ltd.	3,000	18,525
OSG Corp.	300	5,253
Oyo Corp.	2,700	48,147
Pacific Industrial Company, Ltd.	5,000	37,174
Pal Company, Ltd.	1,100	27,613
PanaHome Corp.	7,000	46,182
Panasonic Information Systems	1,000	24,427
Parco Company, Ltd.	800	8,067
Paris Miki, Inc.	1,100	5,393
Penta-Ocean Construction Company, Ltd.	14,500	40,636
Pilot Corp.	1,600	60,576
Piolax, Inc.	1,300	40,803
Plenus Company, Ltd.	2,400	46,280
Press Kogyo Company, Ltd.	7,000	30,999
Prima Meat Packers, Ltd.	16,000	33,647
Pronexus, Inc.	2,900	17,864
Rasa Industries, Ltd. (I)	4,000	9,926
Rengo Company, Ltd.	7,000	38,663
Resorttrust, Inc.	1,500	54,002
Rhythm Watch Company, Ltd.	12,000	18,002
Ricoh Leasing Company, Ltd.	2,100	58,741
Riken Corp.	9,000	38,383
Riken Keiki Company, Ltd.	1,300	10,381
Riken Technos Corp.	3,000	12,690
Riken Vitamin Company, Ltd.	1,200	30,544
Riso Kyoiku Company, Ltd.	3,610	28,362
Rock Field Company, Ltd.	1,000	19,808
Roland Corp.	2,500	26,135
Round One Corp.	3,800	22,010
Royal Holdings Company, Ltd.	2,700	43,000
Ryobi, Ltd.	9,000	40,573

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ryoden Trading Company, Ltd.	4,000	$27,722
Ryosan Company, Ltd.	3,600	65,779
Ryoyo Electro Corp.	2,600	23,441
S Foods, Inc.	500	4,598
Saibu Gas Company, Ltd.	19,000	46,312
Saizeriya Company, Ltd.	3,000	40,264
Sakai Chemical Industry Company, Ltd.	9,000	32,396
Sakata INX Corp.	6,000	54,467
Sakata Seed Corp.	2,900	40,037
Sala Corp.	1,500	7,992
San-A Company, Ltd.	1,400	39,449
San-Ai Oil Company, Ltd.	5,000	21,678
Sangetsu Company, Ltd.	3,400	89,955
Sanken Electric Company, Ltd.	12,000	61,529
Sanki Engineering Company, Ltd.	6,000	36,928
Sanko Marketing Foods Company, Ltd.	2	1,979
Sankyo Seiko Company, Ltd.	3,200	11,091
Sankyo Tateyama, Inc.	2,200	48,840
Sankyu, Inc.	8,000	26,468
Sanoh Industrial Company, Ltd.	2,600	19,172
Sanshin Electronics Company, Ltd.	2,600	16,090
Sanwa Shutter Corp.	10,000	61,161
Sanyo Chemical Industries, Ltd.	8,000	55,241
Sanyo Denki Company, Ltd.	5,000	37,273
Sanyo Shokai, Ltd.	11,000	28,621
Sanyo Special Steel Company, Ltd.	10,000	52,329
Sapporo Holdings, Ltd.	9,000	39,179
Sasebo Heavy Industries Company, Ltd. (I)	9,000	9,289
Sato Corp.	1,700	34,808
Satori Electric Company, Ltd.	2,000	11,318
Seika Corp.	7,000	17,288
Seikagaku Corp.	3,300	44,309
Seiren Company, Ltd.	5,200	35,343
Sekisui Jushi Corp.	3,000	43,464
Sekisui Plastics Company, Ltd.	5,000	14,067
Senko Company, Ltd.	9,000	45,381
Senshukai Company, Ltd.	4,400	39,702
Shibusawa Warehouse Company, Ltd.	5,000	23,505
Shibuya Kogyo Company, Ltd.	800	16,954
Shiga Bank, Ltd.	7,000	39,841
Shikibo, Ltd.	11,000	14,257
Shikoku Bank, Ltd.	15,000	34,593
Shikoku Chemicals Corp.	3,000	25,337
Shima Seiki Manufacturing, Ltd.	2,300	50,708
Shimachu Company, Ltd.	3,800	94,379
Shimizu Bank, Ltd.	900	26,370
Shin Nippon Air Technologies Company, Ltd.	2,800	17,661
Shin-Etsu Polymer Company, Ltd.	3,000	10,410
Shinagawa Refractories Company, Ltd.	6,000	13,584
Shindengen Electric
Manufacturing Company, Ltd.	5,000	36,560
Shinkawa, Ltd.	1,500	10,058
Shinko Electric Company, Ltd.	12,000	21,439
Shinko Plantech Company, Ltd.	3,300	27,596
Shinko Shoji Company, Ltd.	2,700	23,124
Shinmaywa Industries, Ltd.	9,000	70,130
Ship Healthcare Holdings, Inc.	2,600	101,500
Shizuoka Gas Company, Ltd.	4,500	30,647
Showa Corp.	3,500	47,223
Showa Sangyo Company, Ltd.	7,000	21,709
Siix Corp.	2,200	28,961
Sinanen Company, Ltd.	6,000	23,323
Sintokogio, Ltd.	4,600	34,601

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SMK Corp.	6,000	$27,397
Sogo Medical Company, Ltd.	600	23,031
ST Corp.	1,100	11,192
St. Marc Holdings Company, Ltd.	900	45,525
Star Micronics Company, Ltd.	2,600	25,462
Starzen Company, Ltd.	6,000	16,832
Stella Chemifa Corp.	800	12,682
Sumikin Bussan Corp.	9,000	32,504
Suminoe Textile Company, Ltd.	5,000	12,888
Sumitomo Densetsu Company, Ltd.	2,100	28,624
Sumitomo Light Metal Industries, Ltd.	29,000	32,158
Sumitomo Osaka Cement Company, Ltd.	8,000	32,177
Sumitomo Seika Chemicals Company, Ltd.	4,000	23,956
Sumitomo Warehouse Company, Ltd.	16,048	100,161
SWCC Showa Holdings Company, Ltd. (I)	24,000	29,654
T Rad Company, Ltd.	7,000	22,878
T. Hasegawa Company, Ltd.	1,600	23,416
Tachi-S Company, Ltd.	2,700	40,987
Tachibana Eletech Company, Ltd.	1,500	16,058
Tadano, Ltd.	11,000	141,548
Taihei Dengyo Kaisha, Ltd.	3,000	21,966
Taiho Kogyo Company, Ltd.	2,500	32,604
Taikisha, Ltd.	2,100	50,160
Taisei Lamick Company, Ltd.	500	12,457
Taiyo Holdings Company, Ltd.	1,300	40,487
Takagi Securities Company, Ltd.	5,000	21,323
Takamatsu Construction Group Company, Ltd.	1,500	27,064
Takaoka Toko Holdings Co Ltd.	700	12,184
Takara Standard Company, Ltd.	7,000	56,489
Takasago International Corp.	8,000	41,877
Takasago Thermal Engineering Company, Ltd.	5,700	48,448
Takihyo Company, Ltd.	3,000	12,751
Takiron Company, Ltd.	6,000	25,831
Takuma Company, Ltd.	6,000	56,892
Tamron Company, Ltd.	1,500	33,132
Tamura Corp.	7,000	18,243
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	46,058
Tecmo Koei Holdings Company, Ltd.	2,100	22,669
Teikoku Electric Manufacturing Company, Ltd.	700	14,160
Teikoku Sen-I Company, Ltd.	2,000	17,375
Temp Holdings Company, Ltd.	2,400	60,879
Tenma Corp.	1,800	24,585
The Chiba Kogyo Bank, Ltd. (I)	3,200	25,668
The Daiei, Inc. (I)	5,650	17,000
The Hokkoku Bank, Ltd.	5,000	19,057
The Hyakugo Bank, Ltd.	20,000	82,534
The Pack Corp.	1,300	23,729
The San-In Godo Bank, Ltd.	8,000	62,270
The Yachiyo Bank, Ltd.	1,700	50,987
Tigers Polymer Corp.	1,000	4,225
TKC Corp.	1,500	25,934
TOA Corp. (I)	22,000	48,448
Toagosei Company, Ltd.	18,000	80,348
Tobishima Corp. (I)	7,200	12,353
TOC Company, Ltd.	6,800	57,684
Tocalo Company, Ltd.	1,300	19,384
Tochigi Bank, Ltd.	11,000	42,382
Toda Corp.	17,000	58,514
Toda Kogyo Corp.	3,000	9,611
Toei Company, Ltd.	5,000	30,282
Toenec Corp.	4,000	23,815
Toho Bank, Ltd.	18,000	55,520
Toho Company, Ltd.	3,000	10,785

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toho Zinc Company, Ltd.	10,000	$32,318
Tohoku Bank, Ltd.	4,000	6,000
Tokai Carbon Company, Ltd.	17,000	59,047
Tokai Holdings Corp.	4,000	14,225
Tokai Rubber Industries, Ltd.	2,400	23,385
Token Corp.	810	44,951
Tokushu Tokai Paper Company, Ltd.	15,000	31,523
Tokuyama Corp.	19,000	74,519
Tokyo Dome Corp.	11,000	86,298
Tokyo Energy & Systems, Inc.	2,000	10,738
Tokyo Keiki, Inc.	5,000	14,852
Tokyo Ohka Kogyo Company, Ltd.	3,400	75,822
Tokyo Rakutenchi Company, Ltd.	2,000	10,360
Tokyo Seimitsu Company, Ltd.	2,600	47,877
Tokyo Tekko Company, Ltd.	4,000	17,451
Tokyo Theatres Company, Inc.	9,000	15,663
Tokyo Tomin Bank, Ltd.	2,800	32,398
Tokyu Community Corp.	700	34,824
Tokyu Construction Company, Ltd. (I)	9,910	57,064
Tokyu Livable, Inc.	1,800	39,536
Tomato Bank, Ltd.	11,000	19,961
Tomen Devices Corp.	600	10,024
Tomen Electronics Corp.	1,900	21,032
Tomoe Corp.	2,200	11,725
Tomoe Engineering Company, Ltd.	800	13,812
Tomoku Company, Ltd.	6,000	18,625
TOMONY Holdings, Inc.	15,000	59,215
Tomy Company, Ltd.	4,500	20,733
Tonami Holdings Company, Ltd.	6,000	12,912
Toppan Forms Company, Ltd.	5,600	54,747
Topre Corp.	4,300	55,352
Topy Industries, Ltd.	18,000	39,908
Toridoll Corp.	1,400	13,866
Torigoe Company, Ltd.	2,300	15,000
Torii Pharmaceutical Company, Ltd.	1,100	29,590
Torishima Pump Manufacturing Company, Ltd.	900	8,868
Toshiba Machine Company, Ltd.	8,000	41,401
Toshiba TEC Corp.	9,000	55,464
Tosho Printing Company, Ltd.	6,000	16,359
Totetsu Kogyo Company, Ltd.	3,000	67,476
Tottori Bank, Ltd.	4,000	7,634
Towa Bank, Ltd.	21,000	19,513
Towa Corp.	2,200	12,383
Towa Pharmaceutical Company, Ltd.	700	34,802
Toyo Corp.	3,200	40,411
Toyo Electric Manufacturing Company, Ltd.	3,000	10,377
Toyo Ink Manufacturing Company, Ltd.	15,000	78,152
Toyo Kohan Company, Ltd.	4,000	15,361
Toyo Securities Company, Ltd.	6,000	21,781
Toyo Tanso Company, Ltd.	1,000	18,594
Toyo Tire & Rubber Company, Ltd.	15,000	90,847
Toyo Wharf & Warehouse Company, Ltd.	6,000	17,922
Toyobo Company, Ltd.	32,936	63,300
TPR Company, Ltd.	1,400	25,794
Transcosmos, Inc.	2,800	49,213
Trusco Nakayama Corp.	2,500	51,255
TSI Holdings Company, Ltd.	9,970	67,584
Tsubakimoto Chain Company, Ltd.	8,000	55,889
Tsugami Corp.	6,000	29,459
Tsukishima Kikai Company, Ltd.	2,000	21,030
Tsukuba Bank, Ltd.	5,700	20,676
Tsurumi Manufacturing Company, Ltd.	2,000	19,352
Tsutsumi Jewelry Company, Ltd.	1,100	28,847

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
U-Shin, Ltd.	2,300	$17,201
Ube Industries, Ltd.	7,000	13,234
Uchida Yoko Company, Ltd.	4,000	11,331
ULVAC, Inc. (I)	2,900	26,654
Uniden Corp. (I)	9,000	21,130
Union Tool Company, Ltd.	1,500	31,983
Unipres Corp.	2,600	55,209
United Arrows, Ltd.	2,400	101,318
Valor Company, Ltd.	4,000	60,712
Vital KSK Holdings, Inc.	3,900	29,450
Wacoal Holdings Corp.	1,000	10,666
Wakachiku Construction Company, Ltd. (I)	17,000	22,404
Warabeya Nichiyo Company, Ltd.	1,900	33,690
Watabe Wedding Corp.	1,100	8,250
WATAMI Company, Ltd.	2,300	38,711
Xebio Company, Ltd.	1,500	33,584
Yahagi Construction Company, Ltd.	2,000	10,710
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,782
Yamabiko Corp.	900	25,392
Yamagata Bank, Ltd.	16,000	71,119
Yamanashi Chuo Bank, Ltd.	13,000	54,179
Yamatane Corp.	11,000	21,589
Yamazen Corp.	5,700	37,038
Yaoko Company, Ltd.	300	10,863
Yasuda Warehouse Company, Ltd.	2,500	30,434
Yellow Hat, Ltd.	2,200	41,289
Yodogawa Steel Works, Ltd.	10,000	44,226
Yokogawa Bridge Corp.	3,000	42,825
Yokohama Reito Company, Ltd.	4,000	33,035
Yokowo Company, Ltd.	2,000	10,821
Yomeishu Seizo Company, Ltd.	1,000	8,277
Yondenko Corp.	3,000	10,824
Yorozu Corp.	800	15,912
Yuasa Trading Company, Ltd.	21,000	42,335
Yuki Gosei Kogyo Co., Ltd.	3,000	8,885
Yurtec Corp.	4,000	13,085
Yusen Logistics Company, Ltd.	1,200	13,190
Yushin Precision Equipment Company, Ltd.	700	13,046
Yushiro Chemical Industry Company, Ltd.	1,100	10,527
Zenrin Company, Ltd.	2,100	23,610
ZERIA Pharmaceutical Company, Ltd.	2,200	47,809
Zuken, Inc.	2,100	17,232

		24,341,620
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (I)	375	2,123
Centamin PLC (I)	88,755	63,852
Heritage Oil, Ltd. (I)	9,831	28,361

		94,336
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	55,185
Verwaltungs & Privat Bank AG	492	44,712

		99,897
Luxembourg - 0.4%
APERAM	697	10,719
Eurofins Scientific	844	212,718
GAGFAH SA (I)	1,693	22,087
Regus PLC	66,614	196,492

		442,016
Malta - 0.1%
Unibet Group PLC	1,362	54,690

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	$2,508
Netherlands - 2.1%
Aalberts Industries NV	9,501	253,214
Accell Group	1,666	32,653
AMG Advanced Metallurgical Group NV (I)	3,085	29,237
Amsterdam Commodities NV	1,057	22,604
Arcadis NV	6,584	188,334
ASM International NV (I)	5,593	194,254
Beter Bed Holding NV	1,056	23,805
BinckBank NV	4,478	41,037
Brunel International NV	844	45,372
CSM NV	6,000	145,296
Exact Holdings NV	467	11,772
Grontmij (I)	5,995	27,656
Heijmans NV	2,023	24,458
InnoConcepts NV (I)	10,527	0
KAS Bank NV	330	4,375
Kendrion NV	212	6,396
Koninklijke BAM Groep NV	24,510	131,772
Koninklijke Ten Cate NV	3,799	107,086
Koninklijke Wessanen NV	2,054	7,409
Macintosh Retail Group NV	454	4,910
Nutreco NV	5,995	313,259
Ordina NV (I)	5,537	9,511
PostNL NV (I)	3,608	15,592
SBM Offshore NV (I)	9,898	196,168
Sligro Food Group NV	2,169	88,641
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV	4,601	80,856
TKH Group NV	2,328	69,709
TomTom NV (I)	15,548	111,173
Unit4 NV	1,920	75,118
USG People NV	6,577	64,085

		2,325,752
New Zealand - 0.9%
Air New Zealand, Ltd.	19,995	25,161
Chorus, Ltd.	1,695	3,801
Ebos Group, Ltd.	1,005	8,448
Fisher & Paykel Healthcare Corp.	28,953	87,082
Freightways, Ltd.	8,921	31,276
Infratil, Ltd.	66,634	136,678
Mainfreight, Ltd.	7,268	68,854
New Zealand Oil & Gas, Ltd.	47,702	31,697
New Zealand Refining Company, Ltd.	17,531	34,349
Nuplex Industries, Ltd.	40,972	117,702
PGG Wrightson, Ltd.	8,197	2,601
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	66,295
Pumpkin Patch, Ltd. (I)	7,395	6,628
Ryman Healthcare, Ltd.	17,803	102,676
Sky Network Television, Ltd.	12,878	62,172
SKYCITY Entertainment Group, Ltd.	43,129	143,385
Tower, Ltd.	15,896	23,765
Trade Me Group, Ltd.	1,314	4,977
Warehouse Group, Ltd.	4,936	14,959

		972,506
Norway - 1.1%
Agasti Holding ASA (I)	24,000	5,655
Algeta ASA (I)	636	24,565
Atea ASA	13,003	136,790
Austevoll Seafood ASA	1,577	8,789
Bonheur ASA	1,100	26,549

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
BW Offshore, Ltd.	30,800	$41,784
BWG Homes ASA (I)	9,652	20,378
Cermaq ASA	8,984	156,837
DNO International ASA (I)	28,953	64,341
DOF ASA (I)	1,335	6,309
Ekornes ASA	207	3,511
Electromagnetic GeoServices ASA (I)	3,160	3,965
Eltek ASA	22,000	21,241
Evry ASA	946	1,549
Farstad Shipping ASA	390	8,433
Ganger Rolf ASA	700	15,960
Kongsberg Automotive Holding ASA (I)	29,400	14,234
Kvaerner ASA	4,648	7,664
Leroy Seafood Group ASA	594	16,832
Nordic Semiconductor ASA (I)(L)	21,567	83,779
Norwegian Air Shuttle AS (I)(L)	2,907	105,103
Norwegian Energy Company AS (I)	16,500	6,860
Opera Software ASA	4,868	51,620
Sevan Marine ASA (I)	2,068	8,047
Siem Offshore, Inc. (I)	20,000	30,080
Solstad Offshore ASA	2,900	54,011
SpareBank 1 SMN	3,890	29,597
Tomra Systems ASA	13,184	123,954
Vard Holdings, Ltd.	11,000	7,635
Veidekke ASA	6,400	49,844
Wilh Wilhelmsen Holding ASA, Class A	1,300	40,695

		1,176,611
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	3,493
Portugal - 0.4%
Altri SGPS SA	26,263	69,108
Banco BPI SA (I)	23,984	30,211
Mota Engil SGPS SA	5,366	21,279
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	102,228
Redes Energeticas Nacionais SA	12,164	36,374
Semapa-Sociedade de Investimento & Gestao	5,253	49,365
Sonae	50,046	62,444
Teixeira Duarte SA	21,736	19,418
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	14,900	88,721

		479,148
Russia - 0.0%
Raven Russia, Ltd.	7,198	8,802
Singapore - 1.3%
ASL Marine Holdings, Ltd.	19,600	10,391
Ausgroup, Ltd.	71,000	18,691
Banyan Tree Holdings, Ltd.	54,000	28,851
Biosensors International Group, Ltd.	63,000	48,486
Boustead Singapore, Ltd.	10,000	10,965
Bukit Sembawang Estates, Ltd.	16,000	78,712
Cape PLC	836	3,317
CH Offshore, Ltd.	38,000	12,643
China Aviation Oil Singapore Corp., Ltd.	12,000	8,707
China Merchants Holdings Pacific, Ltd.	50,000	34,452
Cosco Corp. Singapore, Ltd.	80,000	50,085
Creative Technology, Ltd.	6,650	11,773
CSE Global, Ltd.	55,000	39,462
Ezion Holdings, Ltd.	6,000	10,533
Ezra Holdings, Ltd. (I)	50,400	46,032
Food Empire Holdings, Ltd.	43,200	21,797

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Gallant Venture, Ltd. (I)	71,000	$16,417
GMG Global, Ltd.	46,000	3,810
Goodpack, Ltd.	18,000	24,824
Ho Bee Investment, Ltd.	18,000	30,001
Hong Fok Corp., Ltd.	48,000	27,543
Hong Leong Asia, Ltd.	13,000	14,876
Hotel Properties, Ltd.	24,000	58,699
HTL International Holdings, Ltd.	34,000	9,083
Hyflux, Ltd.	24,000	23,056
Indofood Agri Resources, Ltd.	25,000	15,708
Jaya Holdings, Ltd.	51,000	27,447
Metro Holdings, Ltd.	63,600	43,272
Midas Holdings, Ltd.	115,000	42,653
MobileOne, Ltd.	4,000	10,464
Neptune Orient Lines, Ltd. (I)	6,000	5,248
Oceanus Group, Ltd. (I)	116,000	2,034
Orchard Parade Holdings, Ltd.	5,000	7,434
OSIM International, Ltd.	30,000	46,057
Otto Marine, Ltd. (I)	144,000	7,578
Petra Foods, Ltd.	32,000	88,277
Raffles Education Corp., Ltd. (I)	91,425	21,502
Rotary Engineering, Ltd.	22,000	10,348
SBS Transit, Ltd.	5,000	5,380
Sinarmas Land, Ltd.	184,000	81,456
Stamford Land Corp., Ltd.	59,000	26,349
SunVic Chemical Holdings, Ltd. (I)	26,000	8,605
Super Group, Ltd.	15,000	50,639
Swiber Holdings, Ltd.	20,000	10,372
Tat Hong Holdings, Ltd.	31,000	24,340
Triyards Holdings, Ltd. (I)	5,040	2,653
United Engineers, Ltd.	38,000	53,929
UOB-Kay Hian Holdings, Ltd.	31,000	41,396
Venture Corp., Ltd.	11,000	66,890
Wing Tai Holdings, Ltd.	21,205	34,659
Yeo Hiap Seng, Ltd.	1,104	2,254
Yongnam Holdings, Ltd.	87,000	20,140

		1,400,290
Spain - 2.2%
Abengoa SA	2,937	9,266
Abengoa SA, B Shares	11,748	34,251
Acerinox SA	2,387	27,419
Adveo Group International SA	209	3,543
Almirall SA	6,265	79,518
Atresmedia Corp de Medios
de Comunicaion SA	3,644	46,900
Bankinter SA	27,007	146,311
Bolsas y Mercados Espanoles SA (L)	5,350	170,181
Caja de Ahorros del Mediterraneo (I)	5,428	0
Campofrio Food Group SA (I)	1,173	8,892
Cementos Portland Valderrivas SA (I)	1,547	13,900
Construcciones & Auxiliar de Ferrocarriles SA	265	136,175
Deoleo SA (I)	11,142	6,046
Dinamia SA (I)	1,181	9,217
Duro Felguera SA	2,991	20,504
Ebro Foods SA	13,765	310,987
Elecnor SA	2,026	29,196
Ence Energia y Celulosa SA	16,849	58,818
Ercros SA (I)	12,567	8,707
Faes Farma SA	17,110	55,100
Fluidra SA	3,227	9,910
Gamesa Corporacion Tecnologica SA (I)	7,200	63,194
Grupo Catalana Occidente SA	2,531	77,301
Indra Sistemas SA	7,450	112,019

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Laboratorios Farmaceuticos Rovi SA	1,750	$18,896
Mediaset Espana Comunicacion SA (I)	4,733	54,679
Melia Hotels International SA	5,056	50,279
NH Hoteles SA (I)	8,165	42,336
Papeles y Cartones de Europa SA	4,326	21,670
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	9,049	3,972
Realia Business SA (I)	9,431	9,170
Sacyr Vallehermoso SA (I)	977	4,537
Tecnicas Reunidas SA	2,764	126,949
Tubacex SA	10,312	40,885
Tubos Reunidos SA	9,106	21,378
Vidrala SA	2,228	95,040
Viscofan SA	6,729	384,862
Vocento SA (I)	9,411	15,193
Zeltia SA (I)	16,087	56,934

		2,384,135
Sweden - 3.8%
AarhusKarlshamn AB	4,950	309,313
Acando AB	6,279	12,798
Active Biotech AB (I)	2,172	21,888
AddTech AB	2,310	101,348
AF AB	3,536	115,560
Avanza Bank Holding AB	1,104	33,180
Axfood AB	1,565	76,466
Axis Communications AB (L)	8,098	254,920
B&B Tools AB, B Shares	3,490	48,750
BE Group AB (I)	4,723	10,174
Beijer AB G&L, B Shares	2,250	41,851
Beijer Alma AB	229	5,777
Betsson AB (I)	2,976	88,229
Bilia AB, A Shares	1,720	37,422
BillerudKorsnas AB	25,798	260,365
BioGaia AB, B Shares	555	21,073
Bure Equity AB	7,860	30,092
Castellum AB	6,802	97,045
Clas Ohlson AB, B Shares	4,002	64,022
Cloetta AB (I)	2,034	5,919
Concordia Maritime AB, B Shares	2,200	3,994
Duni AB	5,099	53,975
East Capital Explorer AB (I)	3,589	26,094
Enea Ab (I)	1,999	16,187
Eniro AB (I)	12,390	45,150
Fabege AB	6,102	67,427
Fagerhult AB	749	21,444
Fastighets AB Balder - B Shares (I)	2,585	21,131
Haldex AB	6,370	48,801
Hexpol AB	1,566	110,671
HIQ International AB (I)	3,756	23,847
Holmen AB, Series B	4,455	143,309
Hufvudstaden AB, Class A	638	8,127
Industrial & Financial Systems AB	3,487	79,251
Indutrade AB	1,973	76,826
Intrum Justitia AB	6,104	163,370
JM AB	8,981	261,382
KappAhl AB (I)	2,691	17,943
Kungsleden AB	10,626	71,011
Lindab International AB (I)	6,008	56,183
Loomis AB	4,564	100,448
Mekonomen AB	2,150	73,605
Munksjo Oyj (I)	15	99
NCC AB, B Shares	8,075	240,415
Net Entertainment NE AB, B Shares (I)	105	1,999

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Net Insight AB, B Shares (I)	40,297	$8,902
New Wave Group AB, B Shares	6,024	32,809
Nibe Industrier AB, B Shares	7,047	134,215
Nobia AB	17,611	141,145
OEM International AB, B Shares	1,799	20,459
PA Resources AB (I)	278	454
Peab AB	14,016	83,904
Proffice AB, B Shares	6,320	24,499
Rezidor Hotel Group AB (I)	8,897	54,612
Rnb Retail And Brands Ab (I)	6,304	11,429
Saab AB	46	920
SAS AB (I)	17,484	61,548
SkiStar AB	222	2,850
SSAB AB, A Shares	3,598	23,494
Sweco AB, B Shares	3,557	46,030
Swedish Orphan Biovitrum AB (I)	11,871	118,300
TradeDoubler AB (I)	4,887	15,980
Wihlborgs Fastigheter AB	3,088	49,613

		4,200,044
Switzerland - 4.9%
Acino Holding AG (I)	303	26,948
Advanced Digital Broadcast Holdings SA (I)	245	4,554
AFG Arbonia-Forster Holding AG (I)	1,594	54,391
Allreal Holding AG (I)	764	106,132
APG SGA SA	88	23,341
Ascom Holding AG (I)	3,146	46,083
Autoneum Holding AG (I)	430	51,637
Bachem Holding AG (I)	14	652
Bank Coop AG	1,583	83,147
Banque Privee Edmond de Rothschild SA	1	18,452
Basilea Pharmaceutica (I)	217	18,672
Belimo Holding AG	29	74,536
Bellevue Group AG	655	8,329
Berner Kantonalbank	285	74,844
Bobst Group AG (I)	1,189	41,904
Bossard Holding AG	208	41,922
Bucher Industries AG	751	192,328
Burckhardt Compression Holding AG	370	145,708
Centralschweizerische Kraftwerke AG	64	21,314
Charles Voegele Holding AG (I)	998	13,063
Cicor Technologies (I)	322	11,254
Cie Financiere Tradition SA (I)	220	12,357
Conzzeta Holding AG	1	1,902
Daetwyler Holding AG	778	96,185
EFG International AG (I)	5,629	78,638
Emmi AG (I)	319	95,015
Energiedienst Holding AG (I)	559	21,321
Ferrexpo PLC	5,662	16,278
Flughafen Zuerich AG	380	200,181
Forbo Holding AG (I)	196	148,889
GAM Holding AG (I)	25,978	468,680
Gategroup Holding AG (I)	846	21,660
Georg Fischer AG (I)	893	543,302
Gurit Holding AG (I)	22	9,612
Helvetia Patria Holding AG	307	135,951
Huber & Suhner AG	222	11,664
Implenia AG (I)	348	20,946
Inficon Holding AG (I)	99	31,764
Informa PLC	10,659	90,619
Intershop Holdings	8	2,902
Kaba Holding AG (I)	317	140,112
Komax Holding AG (I)	647	88,930
Kudelski SA	4,675	63,598

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Kuoni Reisen Holding AG (I)	265	$108,621
LEM Holding SA	52	36,511
Logitech International SA	9,485	83,408
Lonza Group AG (I)	1,290	105,591
Luzerner Kantonalbank AG (I)	145	57,017
Meyer Burger Technology AG (I)	5,642	59,931
Micronas Semiconductor Holding AG (I)	5,145	42,994
Mobilezone Holding AG	3,138	34,184
Mobimo Holding AG (I)	528	110,341
Nobel Biocare Holding AG (I)	1,633	24,115
OC Oerlikon Corp. AG (I)	10,301	137,623
Orascom Development Holding AG (I)	1,134	11,024
Orell Fuessli Holding AG (I)	136	13,829
Panalpina Welttransport Holding AG	858	126,401
Phoenix Mecano AG	53	31,176
PubliGroupe SA	20	2,178
Rieter Holding AG (I)	430	88,414
Romande Energie Holding SA	52	66,991
Schaffner Holding AG (I)	40	10,039
Schmolz & Bickenbach AG (I)	1,684	6,572
Schweiter Technologies AG (I)	3	2,024
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	62,112
Siegfried Holding AG (I)	53	8,583
St. Galler Kantonalbank	99	39,416
Swisslog Holding AG (I)	4,914	5,596
Swissquote Group Holding SA	1,093	41,609
Tamedia AG	188	21,816
Tecan Group AG (I)	633	66,858
Temenos Group AG (I)	3,816	93,846
U-Blox AG (I)	65	5,410
Valiant Holding AG	686	67,410
Valora Holding AG	284	64,400
Vaudoise Assurances Holding SA	138	58,298
Vetropack Holding AG	3	6,071
Von Roll Holding AG (I)	7,878	13,671
Vontobel Holding AG	2,802	109,171
Walter Meier AG	605	40,666
Ypsomed Holding AG (I)	276	17,798
Zehnder Group AG	615	27,391
Zuger Kantonalbank	17	88,382

		5,357,205
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	30,296	68,433
United Kingdom - 21.6%
A.G.Barr PLC	9,000	76,857
Afren PLC (I)	55,554	124,425
Alent PLC	33,297	191,432
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	86,495
Anglo Pacific Group PLC	10,171	32,548
Anite PLC	6,272	11,419
Ashtead Group PLC	54,314	542,262
Balfour Beatty PLC	40,039	184,271
Barratt Developments PLC (I)	98,477	491,981
BBA Aviation PLC	48,270	238,208
Bellway PLC	10,163	216,595
Berendsen PLC	14,469	212,785
Berkeley Group Holdings PLC	13,633	457,968
Bodycote PLC	19,111	201,153

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Booker Group PLC	6,370	$13,905
Bovis Homes Group PLC	13,879	161,784
Brammer PLC	8,722	64,783
Brewin Dolphin Holdings PLC	23,416	102,621
British Polythene Industries PLC	4,443	45,804
Britvic PLC	32,362	300,067
BTG PLC (I)	25,585	158,848
Cable & Wireless Communications PLC	75,207	48,266
Capital & Counties Properties PLC	4,640	25,165
Capital & Regional PLC	28,406	18,639
Carillion PLC	27,252	138,057
Charles Taylor Consulting PLC	3,000	10,200
Chemring Group PLC	32,046	157,665
Chesnara PLC	776	3,379
Chime Communications PLC	5,129	25,054
Cineworld Group PLC	6,663	40,958
Close Brothers Group PLC	15,796	299,037
Cobham PLC	51,576	239,789
Colt Telecom Group SA (I)	31,617	59,631
Communisis PLC	1	1
Computacenter PLC	8,533	73,855
Concentric AB	6,370	71,140
Costain Group PLC	3,598	15,406
Cranswick PLC	8,434	160,022
Creston PLC	10,587	17,611
CSR PLC	18,505	154,376
D.S. Smith PLC	122,693	572,255
Daily Mail & General Trust PLC	17,811	219,762
Dairy Crest Group PLC	13,990	103,233
De La Rue PLC	6,976	112,245
Debenhams PLC	116,644	192,720
Dechra Pharmaceuticals PLC	5,389	62,682
Development Securities PLC	2,220	7,098
Devro PLC	5,062	26,611
Dignity PLC	5,042	118,393
Diploma PLC	7,537	79,787
Dixons Retail PLC (I)	231,071	174,644
Domino Printing Sciences PLC	13,820	143,145
Domino’s Pizza UK & IRL PLC	7,102	67,162
Drax Group PLC	30,783	340,497
Dunelm Group PLC	9,379	140,519
E2V Technologies PLC	2,485	5,939
Electrocomponents PLC	45,730	204,199
Elementis PLC	54,285	210,638
EnQuest PLC (I)	46,110	97,356
Enterprise Inns PLC (I)	55,142	129,095
Essentra PLC	27,028	327,329
Euromoney Institutional Investor PLC (L)	7,325	137,571
F&C Asset Management PLC	41,888	66,594
Fenner PLC	9,083	58,637
Fidessa Group PLC	3,586	115,617
Findel PLC (I)	15,914	63,774
FirstGroup PLC	88,330	170,952
Galliford Try PLC	8,666	146,110
Gem Diamonds, Ltd. (I)	12,666	30,999
Genus PLC	5,336	123,703
Go-Ahead Group PLC	2,784	75,643
Greene King PLC	18,168	235,648
Greggs PLC	7,878	54,033
Halfords Group PLC	23,761	151,592
Halma PLC	44,038	403,981
Hardy Oil & Gas PLC (I)	5,072	8,212
Hays PLC	90,038	172,822

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Headlam Group PLC	4,631	$28,956
Helical Bar PLC	8,263	39,730
Hikma Pharmaceuticals PLC	16,363	275,911
Hill & Smith Holdings PLC	6,401	48,674
Hochschild Mining PLC	15,777	46,297
Homeserve PLC	23,941	99,632
Howden Joinery Group PLC	88,671	418,256
Hunting PLC	9,788	126,509
Hyder Consulting PLC	3,872	31,742
ICAP PLC	359	2,176
IG Group Holdings PLC	23,822	223,338
Imagination Technologies Group PLC (I)	10,545	55,719
Inchcape PLC	27,669	273,847
Innovation Group PLC (I)	9,835	4,658
Intermediate Capital Group PLC	43,942	317,671
International Personal Finance PLC	47,051	465,062
Interserve PLC	12,721	115,589
Invensys PLC	10,503	84,802
ITE Group PLC	16,803	73,984
J.D. Wetherspoon PLC	9,690	114,709
James Fisher & Sons PLC	4,579	78,551
Jardine Lloyd Thompson Group PLC	10,279	157,293
Jazztel PLC (I)	19,044	207,284
JKX Oil & Gas PLC (I)	8,683	8,857
John Menzies PLC (I)	983	12,742
Kcom Group PLC	95,593	141,080
Keller Group PLC	4,607	77,490
Kier Group PLC	2,737	74,696
Kofax PLC (I)	12,928	76,410
Ladbrokes PLC	55,844	152,637
Laird PLC	26,527	94,774
Lancashire Holdings, Ltd.	13,824	172,022
Lonmin PLC (I)(L)	2,646	13,701
Lookers PLC	17,654	35,583
Low & Bonar PLC	21,034	25,307
M.J. Gleeson Group PLC	8,478	45,063
Management Consulting Group PLC	217	93
Marshalls PLC	1,729	5,007
Marston’s PLC	27,240	66,602
McBride PLC (I)	14,770	29,054
Mears Group PLC	8,289	56,263
Melrose Industries PLC	1,264	6,132
Michael Page International PLC	20,769	165,445
Micro Focus International PLC (I)	22,274	273,399
Millennium & Copthorne Hotels PLC	13,381	120,256
Mitchells & Butlers PLC (I)	26,386	175,608
Mitie Group PLC	21,404	102,493
Moneysupermarket.com Group PLC	11,551	28,339
Morgan Crucible Company PLC	24,042	121,285
Mothercare PLC (I)	4,601	28,082
MWB Group Holdings PLC (I)	11,618	917
N. Brown Group PLC	16,271	138,318
National Express Group PLC	34,580	143,290
NCC Group, Ltd.	24,395	58,585
Northgate PLC	1,332	9,274
Novae Group PLC	2,664	21,703
Optos PLC (I)	3,748	9,664
Oxford Biomedica PLC (I)	57,574	2,004
Oxford Instruments PLC	2,533	51,694
Pace PLC	26,281	108,049
PayPoint PLC	4,414	75,894
Pendragon PLC	63,903	35,182
Petropavlovsk PLC	21,517	26,848

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Photo-Me International PLC	24,627	$44,658
Premier Farnell PLC	44,384	156,292
Premier Foods PLC (I)	15,810	39,936
Premier Oil PLC	25,504	134,516
Punch Taverns PLC (I)	20,164	4,655
PZ Cussons PLC	15,640	104,812
QinetiQ Group PLC	59,423	184,455
Quintain Estates & Development PLC (I)	54,012	73,887
Rathbone Brothers PLC	4,853	121,886
Redrow PLC	28,411	107,288
Renishaw PLC	2,747	80,290
Rentokil Initial PLC	61,337	108,265
Restaurant Group PLC	15,717	135,489
Ricardo PLC	418	3,758
Rightmove PLC	8,655	332,365
RM PLC	10,003	17,157
Rotork PLC	11,366	501,911
RPC Group PLC	19,465	143,435
RPS Group PLC	17,736	77,008
Salamander Energy PLC (I)	13,282	25,292
Savills PLC	12,336	123,561
SDL PLC	13,797	69,767
Senior PLC	19,322	84,714
Shanks Group PLC	46,070	69,403
SIG PLC	20,810	62,560
Smiths News PLC	16,404	54,394
Soco International PLC (I)	16,636	10,773
Soco International PLC (I)	16,636	106,011
Spectris PLC	10,418	372,540
Spirax-sarco Engineering Plc	8,752	427,313
Spirent Communications PLC	60,917	125,790
Spirit Pub Company PLC	20,164	23,361
Sportech PLC (I)	11,390	15,401
Sports Direct International PLC (I)	15,902	182,409
St James’s Place PLC	19,153	190,812
St. Modwen Properties PLC	14,271	70,238
Stagecoach Group PLC	24,940	131,681
Sthree PLC	8,144	46,895
STV Group PLC (I)	2,685	11,128
SuperGroup PLC (I)	11	204
Synergy Health PLC	5,377	95,413
TalkTalk Telecom Group PLC	24,348	95,343
Taylor Wimpey PLC	241,540	393,284
Telecity Group PLC	3,954	53,142
Telecom Plus PLC	752	15,421
Thomas Cook Group PLC (I)	27,271	67,753
Topps Tiles PLC	15,591	22,346
Torotrak PLC (I)	2,223	936
Tribal Group PLC	7,453	23,770
Trinity Mirror PLC (I)	6,673	13,378
TT electronics PLC	14,769	46,296
Tullett Prebon PLC	20,558	115,229
UK Mail Group PLC	2,825	26,542
Ultra Electronics Holdings PLC	5,588	171,019
Unite Group PLC	5,851	37,407
UTV Media PLC	14,284	42,785
Vectura Group PLC (I)	29,652	53,421
Vesuvius PLC	33,297	241,064
Victrex PLC	5,831	150,803
Vitec Group PLC	1,430	15,771
Volex Group PLC	2,300	4,337
VP PLC	637	5,093
W.S. Atkins PLC	9,549	180,751

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
WH Smith PLC	11,284	$151,106
Wilmington Group PLC	8,076	26,815
Wincanton PLC (I)	2,774	4,517
Wolfson Microelectronics PLC (I)	12,200	33,770
Xaar PLC	156	2,020
Xchanging PLC	19,640	40,209
Yule Catto & Company PLC	8,486	32,736

		23,644,678
United States - 0.2%
Argonaut Gold, Inc. (I)	6,900	40,326
BNK Petroleum, Inc. (I)	5,141	6,089
Boart Longyear, Ltd.	36,330	14,757
Golden Star Resources, Ltd. (I)(L)	27,300	11,264
International Minerals Corp.	1,700	4,374
Sims Metal Management, Ltd. (I)	10,263	91,367
Thompson Creek Metals Company, Inc. (I)(L)	11,493	41,172

		209,349

TOTAL COMMON STOCKS (Cost $100,842,145)		$108,660,089

PREFERRED SECURITIES - 0.0%
France - 0.0%
Valneva SE	1,050	440

TOTAL PREFERRED SECURITIES (Cost $3,000)		$440

WARRANTS - 0.0%
Clal Biotechnology Industries, Ltd. (I)(N)	416	$165
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	131,159	87

TOTAL WARRANTS (Cost $0)		$252

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	322,410	$3,226,740

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,226,602)		$3,226,740

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	342,204	342,204

TOTAL SHORT-TERM INVESTMENTS (Cost $342,204)		$342,204

Total Investments (International Small Company Trust)
(Cost $104,413,951) - 102.7%		$112,229,725
Other assets and liabilities, net - (2.7%)		(2,909,679)

TOTAL NET ASSETS - 100.0%		$109,320,046

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.6%
Australia - 0.1%
Billabong International, Ltd. (I)(L)	2,845,720	$996,809
Brazil - 0.7%
Centrais Eletricas Brasileiras SA	254,500	717,694

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR (L)	10,000	$28,100
Petroleo Brasileiro SA, Class A, ADR	268,844	4,497,760
Vale SA (Preference A Shares), ADR	263,960	3,750,872

		8,994,426
Canada - 6.2%
AGF Management, Ltd., Class B (L)	243,200	3,010,338
Ensign Energy Services, Inc.	819,700	14,037,676
HudBay Minerals, Inc.	1,265,710	10,358,658
Suncor Energy, Inc. (L)	461,100	16,486,882
Talisman Energy, Inc.	1,251,040	14,355,898
Trican Well Service, Ltd.	1,223,000	16,634,367

		74,883,819
China - 4.1%
China Coal Energy Company, Ltd., H Shares	10,662,000	6,404,831
China Life Insurance Company, Ltd., H Shares	1,179,000	3,055,519
China Shenhua Energy Company, Ltd.,
H Shares	3,452,500	10,486,674
China Telecom Corp., Ltd., H Shares	18,810,427	9,303,981
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000	4,915,965
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,429,400	6,621,649
Trina Solar, Ltd., ADR (I)(L)	550,547	8,511,457

		49,300,076
France - 15.2%
Alstom SA	240,290	8,562,241
AXA SA	1,008,501	23,404,487
BNP Paribas SA	520,556	35,234,221
Carrefour SA	365,800	12,537,127
Cie de Saint-Gobain	154,110	7,635,061
Cie Generale des Etablissements Michelin	102,410	11,356,477
France Telecom SA	843,243	10,577,416
Ipsen SA	181,158	6,968,306
Sanofi	235,433	23,874,929
Societe Generale SA	251,603	12,547,987
Total SA (L)	375,466	21,822,586
Vivendi SA	431,265	9,925,206

		184,446,044
Germany - 5.1%
Commerzbank AG (I)	337,151	3,881,863
Deutsche Lufthansa AG (I)	538,790	10,507,915
FLSmidth & Company A/S, B Shares (L)	68,540	3,691,173
Gerresheimer AG	50,210	3,009,577
Kloeckner & Company SE (I)	455,830	6,179,550
Metro AG	213,172	8,457,756
Muenchener Rueckversicherungs AG	43,477	8,504,340
Siemens AG	148,861	17,946,545

		62,178,719
Hong Kong - 2.5%
China Mobile, Ltd.	817,000	9,201,271
Digital China Holdings, Ltd.	3,950,700	4,851,469
First Pacific Company, Ltd.	2,670,750	2,942,911
Kingboard Chemical Holdings, Ltd.	4,975,800	12,714,891
Value Partners Group, Ltd.	592,100	359,450

		30,069,992
India - 0.5%
ICICI Bank, Ltd.	221,652	3,116,991
Jain Irrigation Systems, Ltd.	1,871,974	1,749,171

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Power Grid Corp. of India, Ltd.	765,958	$1,206,839

		6,073,001
Ireland - 0.8%
CRH PLC	418,460	10,065,721
Italy - 2.7%
Eni SpA (L)	413,390	9,530,937
UniCredit SpA	3,587,452	22,956,907

		32,487,844
Japan - 5.5%
CAPCOM Company, Ltd.	177,300	3,413,845
ITOCHU Corp.	1,695,060	20,825,912
Namco Bandai Holdings, Inc.	626,700	11,721,462
Nikon Corp.	170,300	2,973,497
Nissan Motor Company, Ltd.	279,700	2,816,085
Toyota Motor Corp.	239,930	15,386,984
Trend Micro, Inc.	261,600	9,765,744

		66,903,529
Netherlands - 8.9%
Aegon NV	2,675,082	19,808,085
Akzo Nobel NV	221,660	14,571,377
Fugro NV	32,200	1,964,552
ING Groep NV (I)	3,735,480	42,387,343
Koninklijke Philips Electronics NV	274,035	8,837,787
Royal Dutch Shell PLC, B Shares	591,786	20,453,659

		108,022,803
Norway - 2.3%
Statoil ASA	771,610	17,528,479
Telenor ASA	479,875	10,967,796

		28,496,275
Singapore - 1.0%
Flextronics International, Ltd. (I)	1,321,250	12,010,163
South Korea - 9.8%
Daum Communications Corp. (I)	37,600	3,242,134
Hana Financial Group, Inc.	646,320	22,097,679
Hyundai Mobis	44,328	11,803,317
KB Financial Group, Inc., ADR (L)	756,368	26,488,007
KIWOOM Securities Company, Ltd.	84,364	4,076,847
Korea Investment Holdings Company, Ltd.	145,600	5,620,104
POSCO	62,318	18,451,648
Samsung Electronics Company, Ltd.	21,241	26,893,314

		118,673,050
Spain - 1.4%
Telefonica SA (I)	1,090,440	17,042,572
Sweden - 1.1%
Getinge AB, B Shares	153,092	5,472,698
Telefonaktiebolaget LM Ericsson, B Shares	553,755	7,375,588

		12,848,286
Switzerland - 8.9%
Basilea Pharmaceutica (I)	36,130	3,108,764
Credit Suisse Group AG	1,025,759	31,432,589
GAM Holding AG (I)	226,160	4,080,245
Lonza Group AG (I)	99,460	8,141,139
Nobel Biocare Holding AG (I)	516,366	7,625,193
Noble Corp.	317,913	12,007,574
Novartis AG	168,620	12,961,105
Roche Holdings AG	88,632	23,909,163

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG (I)	64,831	$5,362,559

		108,628,331
Taiwan - 0.5%
Compal Electronics, Inc.	9,104,334	6,654,078
Compal Electronics, Inc., GDR (S)	2,123	7,755

		6,661,833
United Kingdom - 17.3%
Aviva PLC	4,370,220	28,050,507
BAE Systems PLC	2,091,561	15,380,213
BP PLC	2,628,635	18,442,179
Carillion PLC	1,520,420	7,702,375
GlaxoSmithKline PLC	1,087,394	27,329,407
Kingfisher PLC	2,073,290	12,936,209
Lloyds Banking Group PLC (I)	11,111,580	13,256,822
Man Group PLC	6,971,250	9,474,173
Marks & Spencer Group PLC	1,603,200	12,892,474
Rexam PLC	889,830	6,935,508
SIG PLC	1,522,750	4,577,778
Tesco PLC	5,357,570	31,146,039
Vodafone Group PLC	6,095,398	21,493,757

		209,617,441
United States - 1.0%
Baker Hughes, Inc.	259,800	12,756,180

TOTAL COMMON STOCKS (Cost $1,023,355,054)		$1,161,156,914

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	4,222,101	42,255,636

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,254,777)		$42,255,636

SHORT-TERM INVESTMENTS - 3.8%
Time Deposits - 3.8%
Bank of Montreal, 0.010%, 10/01/2013 *	$26,000,000	$26,000,000
Royal Bank of Canada, 0.030%, 10/01/2013 *	20,000,000	20,000,000

		46,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $46,000,000)		$46,000,000

Total Investments (International Value Trust)
(Cost $1,111,609,831) - 102.9%		$1,249,412,550
Other assets and liabilities, net - (2.9%)		(34,707,301)

TOTAL NET ASSETS - 100.0%		$1,214,705,249

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.5%
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034	$542,537	$586,190
6.500%, 04/01/2029 to 08/01/2034	53,869	60,919
7.500%, 08/01/2025 to 05/01/2028	16,162	18,893
Federal National Mortgage Association
2.500%, TBA (C)	2,200,000	2,046,344
3.500%, TBA (C)	7,500,000	7,640,625

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
4.000%, 11/15/2040 to 02/15/2042		$172,878	$182,864
6.000%, 08/15/2032 to 04/15/2035		111,773	124,780
6.500%, 06/15/2028 to 02/15/2035		70,409	80,720
7.000%, 11/15/2031 to 11/15/2033		481,499	566,210
8.000%, 07/15/2030		6,803	8,292

			11,315,837
U.S. Government - 29.2%
U.S. Treasury Bonds
3.625%, 08/15/2043		8,550,000	8,449,803
4.250%, 05/15/2039		2,475,000	2,747,250
4.375%, 11/15/2039		4,000,000	4,526,248
4.625%, 02/15/2040		3,325,000	3,908,434
6.250%, 08/15/2023 (F)		600,000	794,437
U.S. Treasury Notes
0.250%, 02/15/2015 (D)		12,100,000	12,109,450
0.250%, 07/31/2015		10,460,000	10,453,055
0.625%, 08/15/2016		9,270,000	9,277,963
0.875%, 04/30/2017 (D)		21,745,000	21,731,409
1.500%, 08/31/2018		300,000	302,063
1.750%, 07/31/2015		13,190,000	13,539,324
2.000%, 04/30/2016 to 11/15/2021		6,190,000	6,413,566
2.500%, 04/30/2015		700	725
4.000%, 02/15/2015		4,775,000	5,023,076
4.250%, 11/15/2014		1,025,000	1,072,045

			100,348,848

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $110,322,482)			$111,664,685

FOREIGN GOVERNMENT
OBLIGATIONS - 0.8%
Brazil - 0.7%
Federative Republic of Brazil
5.875%, 01/15/2019		250,000	282,875
10.000%, 01/01/2021	BRL	4,830,000	2,071,066

			2,353,941
Mexico - 0.1%
Government of Mexico
4.750%, 03/08/2044		$554,000	501,370

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,265,702)			$2,855,311

CORPORATE BONDS - 50.3%
Consumer Discretionary - 6.4%
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	48,375
Arcelik AS
5.000%, 04/03/2023 (S)		265,000	227,569
AutoNation, Inc.
5.500%, 02/01/2020		80,000	83,300
AutoZone, Inc.
3.700%, 04/15/2022		420,000	411,504
4.000%, 11/15/2020		525,000	536,680
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	30,175
CBS Corp.
5.750%, 04/15/2020		385,000	430,150
8.875%, 05/15/2019		400,000	511,451

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CCO Holdings LLC
5.250%, 09/30/2022	$61,000	$56,425
5.750%, 09/01/2023 (S)	20,000	18,950
6.500%, 04/30/2021	140,000	142,800
6.625%, 01/31/2022	325,000	329,875
7.375%, 06/01/2020	110,000	118,800
8.125%, 04/30/2020	10,000	10,875
Choice Hotels International, Inc.
5.700%, 08/28/2020	6,000	6,240
5.750%, 07/01/2022	120,000	124,200
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	757,325
Comcast Corp.
4.250%, 01/15/2033	385,000	363,030
5.700%, 05/15/2018	295,000	343,682
COX Communications, Inc.
2.950%, 06/30/2023 (S)	560,000	483,578
5.875%, 12/01/2016 (S)	850,000	945,798
8.375%, 03/01/2039 (S)	150,000	177,904
CSC Holdings, Inc.
7.625%, 07/15/2018	44,000	50,380
Daimler Finance North America LLC
8.500%, 01/18/2031	400,000	574,132
DIRECTV Holdings LLC
3.800%, 03/15/2022	985,000	919,703
5.200%, 03/15/2020	215,000	227,384
DISH DBS Corp.
5.875%, 07/15/2022	270,000	265,950
6.750%, 06/01/2021	281,000	295,401
7.875%, 09/01/2019	125,000	142,500
Ford Motor Credit Company LLC
3.000%, 06/12/2017	385,000	395,791
3.875%, 01/15/2015	350,000	362,016
5.875%, 08/02/2021	705,000	783,969
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020 (S)	410,000	403,700
Home Depot, Inc.
5.875%, 12/16/2036	550,000	627,715
L Brands, Inc.
5.625%, 02/15/2022	235,000	240,875
6.950%, 03/01/2033	30,000	29,325
7.000%, 05/01/2020	95,000	104,975
Lamar Media Corp.
5.875%, 02/01/2022	30,000	30,000
Liberty Interactive LLC
8.250%, 02/01/2030	393,000	412,650
National CineMedia LLC
6.000%, 04/15/2022	30,000	30,600
NBCUniversal Enterprise, Inc.
1.662%, 04/15/2018 (S)	320,000	315,132
NBCUniversal Media LLC
6.400%, 04/30/2040	145,000	171,479
Netflix, Inc.
5.375%, 02/01/2021 (S)	80,000	79,400
News America, Inc.
6.150%, 02/15/2041	310,000	341,457
7.750%, 01/20/2024	622,000	743,761
7.850%, 03/01/2039	325,000	408,743
PulteGroup, Inc.
6.375%, 05/15/2033	20,000	17,850
PVH Corp.
4.500%, 12/15/2022	30,000	28,350
7.375%, 05/15/2020	75,000	81,750

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Quebecor Media, Inc.
7.750%, 03/15/2016	$8,000	$8,140
QVC, Inc.
5.125%, 07/02/2022	10,000	9,836
Sally Holdings LLC
5.750%, 06/01/2022	75,000	75,188
Service Corp. International
5.375%, 01/15/2022 (S)	55,000	52,456
7.625%, 10/01/2018	20,000	22,650
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	15,782
Sotheby’s
5.250%, 10/01/2022 (S)	105,000	99,488
Starz LLC
5.000%, 09/15/2019	30,000	29,700
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	789,140
Tenneco, Inc.
6.875%, 12/15/2020	145,000	157,325
The William Carter Company
5.250%, 08/15/2021 (S)	230,000	230,000
Time Warner Cable, Inc.
4.500%, 09/15/2042	445,000	325,323
5.000%, 02/01/2020	700,000	708,973
5.875%, 11/15/2040	360,000	306,350
8.250%, 02/14/2014	205,000	210,403
Time Warner, Inc.
6.100%, 07/15/2040	630,000	675,853
7.700%, 05/01/2032	1,298,000	1,634,160
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	177,475
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	189,500
7.500%, 03/15/2019 (S)	150,000	162,000
Valassis Communications, Inc.
6.625%, 02/01/2021	220,000	217,250
Viacom, Inc.
4.375%, 03/15/2043	638,000	516,239
5.625%, 09/15/2019	500,000	567,100
Videotron, Ltd.
5.000%, 07/15/2022	100,000	95,000
9.125%, 04/15/2018	12,000	12,615
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	308,688

		21,840,308
Consumer Staples - 3.3%
Altria Group, Inc.
2.850%, 08/09/2022	425,000	389,405
9.250%, 08/06/2019	122,000	161,151
9.700%, 11/10/2018	360,000	476,027
10.200%, 02/06/2039	300,000	457,455
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	544,237
Avon Products, Inc.
4.600%, 03/15/2020	10,000	10,371
5.000%, 03/15/2023	40,000	40,263
Cargill, Inc.
4.307%, 05/14/2021 (S)	635,000	672,815
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	780,000	797,349
ConAgra Foods, Inc.
1.350%, 09/10/2015	265,000	267,178

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Constellation Brands, Inc.
4.250%, 05/01/2023	$45,000	$41,288
7.250%, 09/01/2016 to 05/15/2017	320,000	366,025
CVS Caremark Corp.
2.750%, 12/01/2022	120,000	110,926
4.125%, 05/15/2021	425,000	446,041
6.250%, 06/01/2027	210,000	249,994
CVS Pass-Through Trust
6.943%, 01/10/2030	502,435	584,665
Heineken NV
2.750%, 04/01/2023 (S)	210,000	191,903
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,080,000	1,018,309
Lorillard Tobacco Company
8.125%, 06/23/2019	145,000	175,847
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	168,978
Mondelez International, Inc.
6.875%, 01/26/2039	445,000	539,678
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	936,000	1,044,463
SABMiller Holdings, Inc.
2.200%, 08/01/2018 (S)	425,000	423,938
2.450%, 01/15/2017 (S)	760,000	780,949
The Kroger Company
3.850%, 08/01/2023	170,000	167,504
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	565,000	522,640
6.500%, 08/15/2037	700,000	868,764

		11,518,163
Energy - 5.4%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	640,000	734,906
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,150
BP Capital Markets PLC
3.994%, 09/26/2023	495,000	500,375
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	721,823
Cenovus Energy, Inc.
5.200%, 09/15/2043	1,600,000	1,582,326
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	655,000	638,683
CONSOL Energy, Inc.
8.000%, 04/01/2017	25,000	26,563
8.250%, 04/01/2020	25,000	26,813
Continental Resources, Inc.
5.000%, 09/15/2022	180,000	181,125
Denbury Resources, Inc.
4.625%, 07/15/2023	65,000	59,475
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	305,000	291,275
El Paso Corp.
6.500%, 09/15/2020	265,000	277,607
7.000%, 06/15/2017	560,000	624,653
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	385,200
Energy Transfer Partners LP
3.600%, 02/01/2023 (L)	760,000	708,230
5.950%, 10/01/2043	850,000	843,729
EP Energy LLC
6.875%, 05/01/2019	45,000	48,038

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	$1,175,000	$1,081,000
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	176,550
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	800,000	785,346
6.850%, 02/15/2020	595,000	704,795
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	315,651
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	815,000	809,906
MarkWest Energy Partners LP
5.500%, 02/15/2023	10,000	10,025
Newfield Exploration Company
5.625%, 07/01/2024	60,000	58,050
5.750%, 01/30/2022	45,000	44,888
6.875%, 02/01/2020	140,000	147,000
7.125%, 05/15/2018	130,000	135,200
Nexen, Inc.
6.200%, 07/30/2019	515,000	600,213
7.500%, 07/30/2039	125,000	153,392
Petrobras International Finance Company
5.375%, 01/27/2021	1,475,000	1,482,247
6.750%, 01/27/2041	196,000	189,513
Petroleos Mexicanos
5.500%, 06/27/2044	1,000,000	907,715
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	132,595
6.875%, 05/01/2018	150,000	176,972
Plains All American Pipeline LP
3.850%, 10/15/2023	1,050,000	1,033,397
Range Resources Corp.
5.000%, 08/15/2022	20,000	19,350
5.750%, 06/01/2021	40,000	42,000
6.750%, 08/01/2020	25,000	26,938
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	411,788
Rosneft Oil Company
3.149%, 03/06/2017 (S)	210,000	210,000
Transocean, Inc.
4.950%, 11/15/2015	800,000	858,308
Valero Energy Corp.
8.750%, 06/15/2030	403,000	509,246

		18,694,056
Financials - 21.3%
American Express Company
7.000%, 03/19/2018	1,195,000	1,440,005
American International Group, Inc.
2.375%, 08/24/2015	290,000	296,349
4.125%, 02/15/2024	250,000	249,868
4.875%, 06/01/2022	330,000	354,148
5.450%, 05/18/2017	95,000	106,210
Ameriprise Financial, Inc.
4.000%, 10/15/2023	365,000	369,440
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	759,698
Bank of America Corp.
5.000%, 05/13/2021	225,000	241,741
5.625%, 07/01/2020	945,000	1,059,123
5.700%, 01/24/2022	350,000	391,114
5.875%, 01/05/2021	300,000	340,112

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank One Michigan
8.250%, 11/01/2024	$1,205,000	$1,545,458
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,090,000	1,210,985
BNP Paribas SA
2.375%, 09/14/2017	1,280,000	1,297,517
Branch Banking & Trust Company
2.300%, 10/15/2018	500,000	500,353
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	429,583
5.700%, 05/01/2017	825,000	909,597
Capital One Bank USA NA
3.375%, 02/15/2023	250,000	233,938
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,058,196
CBRE Services, Inc.
5.000%, 03/15/2023	85,000	79,688
CIT Group, Inc.
5.250%, 03/15/2018	140,000	146,650
Citigroup, Inc.
1.750%, 05/01/2018	150,000	145,512
3.500%, 05/15/2023	175,000	157,988
5.375%, 08/09/2020	115,000	128,682
6.000%, 10/31/2033	425,000	428,297
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,253,856
6.675%, 09/13/2043	180,000	193,815
8.500%, 05/22/2019	850,000	1,085,902
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	127,200
Credit Suisse New York
5.400%, 01/14/2020	615,000	673,375
Deutsche Bank AG
4.296%, 05/24/2028 (P)	200,000	180,707
Discover Financial Services
6.450%, 06/12/2017	885,000	1,005,670
Duke Realty LP
6.750%, 03/15/2020	340,000	393,066
Equity One, Inc.
6.000%, 09/15/2017	400,000	446,832
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
6.600%, 05/15/2037	800,000	784,000
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	250,000	301,297
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	820,885
4.650%, 10/17/2021	1,760,000	1,876,359
5.550%, 05/04/2020	595,000	674,335
5.625%, 05/01/2018	500,000	573,833
5.875%, 01/14/2038	700,000	772,612
General Electric Capital Corp., (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
6.250%, 12/29/2049 (Q)	400,000	404,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	680,000	670,151
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
8.125%, 06/15/2038	390,000	442,163
HCP, Inc.
3.750%, 02/01/2019	155,000	160,550

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc. (continued)
5.650%, 12/15/2013	$450,000	$454,410
7.072%, 06/08/2015	433,000	475,390
Health Care REIT, Inc.
4.125%, 04/01/2019	75,000	79,011
5.250%, 01/15/2022	781,000	834,902
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	341,085
HSBC Holdings PLC
5.100%, 04/05/2021	395,000	435,255
6.500%, 09/15/2037	165,000	186,983
6.800%, 06/01/2038	355,000	418,316
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	572,600
9.500%, 04/15/2014	865,000	902,858
ING US, Inc.
5.500%, 07/15/2022	90,000	96,926
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	112,475
5.750%, 05/15/2016	450,000	477,219
5.875%, 04/01/2019	615,000	640,432
6.250%, 05/15/2019	50,000	52,500
6.500%, 09/01/2014 (S)	20,000	20,750
6.625%, 11/15/2013	25,000	25,125
8.625%, 09/15/2015	25,000	27,594
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	788,028
JPMorgan Chase & Company
3.250%, 09/23/2022	175,000	165,163
3.375%, 05/01/2023	1,090,000	988,913
4.250%, 10/15/2020	225,000	235,985
4.350%, 08/15/2021	890,000	922,259
5.625%, 08/16/2043	905,000	898,743
6.000%, 01/15/2018	600,000	689,121
6.300%, 04/23/2019	180,000	210,941
Kimco Realty Corp.
5.584%, 11/23/2015	310,000	338,614
6.875%, 10/01/2019	560,000	675,354
Liberty Property LP
3.375%, 06/15/2023	180,000	166,470
4.125%, 06/15/2022	150,000	148,870
6.625%, 10/01/2017	210,000	241,487
Lincoln National Corp.
4.000%, 09/01/2023	685,000	682,089
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	100,000	110,425
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018	280,000	281,913
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	796,294
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,725,206
7.750%, 05/14/2038	1,175,000	1,454,739
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,094,779
Morgan Stanley
4.875%, 11/01/2022	361,000	361,333
5.500%, 01/26/2020 to 07/24/2020	425,000	469,736
5.550%, 04/27/2017	655,000	725,948
5.625%, 09/23/2019	115,000	128,363
6.250%, 08/28/2017	1,120,000	1,274,730
6.625%, 04/01/2018	1,225,000	1,422,447

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	$615,000	$761,004
9.375%, 08/15/2039 (S)	250,000	344,490
Nordea Bank AB
4.875%, 05/13/2021 (S)	575,000	596,932
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,226,416
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	197,000	225,576
ProLogis LP
6.125%, 12/01/2016	505,000	571,045
Provident Funding Associates LP
6.750%, 06/15/2021 (S)	40,000	40,200
Prudential Financial, Inc.
5.100%, 08/15/2043	485,000	479,622
Realty Income Corp.
3.250%, 10/15/2022	245,000	225,704
4.650%, 08/01/2023	180,000	182,609
6.750%, 08/15/2019	410,000	483,793
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	550,000	561,845
6.125%, 12/15/2022	310,000	312,419
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	465,000	563,290
SLM Corp.
5.500%, 01/15/2019	120,000	118,857
6.000%, 01/25/2017	85,000	90,100
6.250%, 01/25/2016	936,000	996,840
7.250%, 01/25/2022	55,000	55,963
8.000%, 03/25/2020	10,000	10,800
8.450%, 06/15/2018	375,000	422,813
Societe Generale SA
2.625%, 10/01/2018	715,000	717,337
Sovereign Bank
8.750%, 05/30/2018	250,000	298,413
Standard Chartered PLC
5.200%, 01/26/2024 (S)	1,180,000	1,179,551
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,608,624
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	744,435
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	99,175
7.250%, 02/01/2018	230,000	275,534
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	410,000	442,609
5.750%, 01/24/2022	1,700,000	1,885,378
6.150%, 04/01/2018	150,000	171,596
6.750%, 10/01/2037	1,590,000	1,659,187
7.500%, 02/15/2019	126,000	152,276
U.S. Bancorp
7.500%, 06/01/2026	1,024,000	1,306,299
UDR, Inc.
3.700%, 10/01/2020	165,000	165,866
Ventas Realty LP
2.000%, 02/15/2018	275,000	269,513
2.700%, 04/01/2020	295,000	281,197
4.750%, 06/01/2021	575,000	605,746
Wachovia Bank NA
6.919%, 12/15/2036	500,000	590,626
Wells Fargo & Company
3.450%, 02/13/2023	350,000	327,727
4.125%, 08/15/2023	695,000	680,798

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
7.980%, 03/29/2049 (Q)	$70,000	$77,000
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	317,016

		72,998,862
Health Care - 2.8%
AbbVie, Inc.
1.750%, 11/06/2017	700,000	694,386
2.900%, 11/06/2022	365,000	341,498
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,379,330
Amgen, Inc.
3.625%, 05/15/2022	275,000	271,249
5.150%, 11/15/2041	105,000	101,915
6.400%, 02/01/2039	345,000	385,971
6.900%, 06/01/2038	205,000	244,005
Community Health Systems, Inc.
5.125%, 08/15/2018	306,000	311,355
Express Scripts Holding Company
2.100%, 02/12/2015	1,575,000	1,600,222
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,638
5.875%, 01/31/2022 (S)	11,000	11,275
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	10,975
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	49,950
HCA, Inc.
5.875%, 03/15/2022	150,000	154,500
6.375%, 01/15/2015	15,000	15,825
6.500%, 02/15/2020	365,000	395,569
8.500%, 04/15/2019	125,000	134,375
Hologic, Inc.
6.250%, 08/01/2020	10,000	10,413
Mylan, Inc.
1.800%, 06/24/2016 (S)	275,000	276,196
Pfizer, Inc.
6.200%, 03/15/2019	680,000	819,173
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	273,000	324,497
Tenet Healthcare Corp.
6.000%, 10/01/2020 (S)	265,000	270,963
WellPoint, Inc.
2.300%, 07/15/2018	25,000	25,017
4.650%, 01/15/2043	720,000	660,438
5.100%, 01/15/2044	75,000	73,047
5.850%, 01/15/2036	400,000	430,563
7.000%, 02/15/2019	485,000	586,774

		9,595,119
Industrials - 2.5%
Air Lease Corp.
4.500%, 01/15/2016	105,000	109,463
4.750%, 03/01/2020	45,000	44,213
BE Aerospace, Inc.
5.250%, 04/01/2022	236,000	234,230
6.875%, 10/01/2020	50,000	54,625
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	162,763
7.750%, 03/15/2020 (S)	75,000	84,750

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Case New Holland, Inc.
7.875%, 12/01/2017	$420,000	$488,250
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	19,325
5.250%, 08/01/2020	66,000	65,340
CNH America LLC
7.250%, 01/15/2016	30,000	32,925
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	180,149	189,156
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	243,466	256,248
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,669	4,780
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	680,000	657,900
Deluxe Corp.
6.000%, 11/15/2020	55,000	56,650
7.000%, 03/15/2019	45,000	47,700
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	900,000	999,218
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	48,150
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	17,200
7.125%, 03/15/2021	161,000	173,478
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,107,269
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	615,000	607,945
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	25,000	27,438
7.125%, 09/01/2018 (S)	20,000	22,350
Iron Mountain, Inc.
6.000%, 08/15/2023	220,000	218,350
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023 (S)	295,000	271,369
Masco Corp.
6.500%, 08/15/2032	110,000	109,175
7.125%, 03/15/2020	125,000	140,938
7.750%, 08/01/2029	130,000	143,573
Owens Corning
9.000%, 06/15/2019	15,000	18,245
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	975,000	948,535
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	446,408	513,369
The ADT Corp.
6.250%, 10/15/2021 (S)	145,000	147,175
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	65,316	68,582
Waste Management, Inc.
6.375%, 03/11/2015	375,000	403,323

		8,494,000

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	$160,000	$160,200
Anixter, Inc.
5.625%, 05/01/2019	30,000	30,900
Audatex North America, Inc.
6.750%, 06/15/2018	50,000	53,000
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	145,000	133,763
Equinix, Inc.
4.875%, 04/01/2020	10,000	9,700
5.375%, 04/01/2023	70,000	66,150
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	135,000	136,958
Flextronics International, Ltd.
4.625%, 02/15/2020	35,000	33,950
5.000%, 02/15/2023	50,000	47,500
Hewlett-Packard Company
2.600%, 09/15/2017	1,025,000	1,035,196
2.650%, 06/01/2016	275,000	282,013
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	35,000	37,013
IAC/InterActiveCorp
4.750%, 12/15/2022	40,000	36,800
Jabil Circuit, Inc.
5.625%, 12/15/2020	20,000	20,600
NCR Corp.
4.625%, 02/15/2021	170,000	159,375
5.000%, 07/15/2022	20,000	18,600
Seagate HDD Cayman
7.000%, 11/01/2021	310,000	344,100
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	925,000	891,338

		3,497,156
Materials - 0.9%
Agrium, Inc.
7.125%, 05/23/2036	475,000	555,532
Ashland, Inc.
4.750%, 08/15/2022	55,000	51,563
Ball Corp.
4.000%, 11/15/2023	205,000	183,988
5.000%, 03/15/2022	70,000	67,900
6.750%, 09/15/2020	80,000	86,500
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	32,400
CF Industries, Inc.
3.450%, 06/01/2023	265,000	245,708
7.125%, 05/01/2020	45,000	52,772
Clearwater Paper Corp.
4.500%, 02/01/2023	15,000	13,500
7.125%, 11/01/2018	40,000	43,000
Crown Americas LLC
4.500%, 01/15/2023 (S)	10,000	9,150
6.250%, 02/01/2021	235,000	245,575
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	134,000	144,050
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	265,000	244,421
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	270,000
Rock-Tenn Company
3.500%, 03/01/2020	15,000	14,837
4.000%, 03/01/2023	105,000	101,775

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Silgan Holdings, Inc.
5.000%, 04/01/2020	$305,000	$297,375
The Dow Chemical Company
4.250%, 11/15/2020	200,000	208,963
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	230,145
Vulcan Materials Company
7.150%, 11/30/2037	15,000	14,925
7.500%, 06/15/2021	25,000	27,875

		3,141,954
Telecommunication Services - 3.5%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,097,328
AT&T, Inc.
6.300%, 01/15/2038	620,000	669,992
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	27,375
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	130,525
GTE Corp.
8.750%, 11/01/2021	515,000	663,380
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	27,188
SBA Telecommunications, Inc.
5.750%, 07/15/2020	21,000	20,843
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	524,031
3.598%, 04/15/2018 (S)	730,000	727,048
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	75,000	80,625
9.000%, 11/15/2018 (S)	80,000	93,800
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	95,000	96,663
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	251,129
tw telecom holdings, inc.
5.375%, 10/01/2022	30,000	28,650
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	159,000
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)	320,000	336,480
2.450%, 11/01/2022	235,000	208,461
3.650%, 09/14/2018	570,000	600,737
5.150%, 09/15/2023	1,075,000	1,152,661
6.550%, 09/15/2043	1,960,000	2,212,417
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,315,199
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	345,166
Vivendi SA
2.400%, 04/10/2015 (S)	185,000	188,757
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	415,000	429,525
Windstream Corp.
6.375%, 08/01/2023	15,000	13,725
7.875%, 11/01/2017	365,000	406,975
8.125%, 09/01/2018	60,000	64,500

		11,872,180
Utilities - 3.2%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	154,063
7.000%, 05/20/2022	25,000	26,000

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
AmeriGas Partners LP
6.500%, 05/20/2021	$65,000	$66,950
Calpine Corp.
7.500%, 02/15/2021	163,660	173,889
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	466,265
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	194,671
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	452,699
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,030,791
7.000%, 06/15/2038	425,000	536,039
DPL, Inc.
7.250%, 10/15/2021	355,000	362,988
Duke Energy Corp.
3.050%, 08/15/2022	185,000	175,145
3.550%, 09/15/2021	1,340,000	1,343,507
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	370,000	377,407
Edison International
3.750%, 09/15/2017	495,000	524,164
EDP Finance BV
4.900%, 10/01/2019 (S)	110,000	108,625
Ferrellgas LP
6.500%, 05/01/2021	175,000	174,563
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,500
Nevada Power Company
7.125%, 03/15/2019	425,000	527,382
Ohio Edison Company
6.875%, 07/15/2036	450,000	527,625
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	516,181
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	325,676
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	502,667
7.000%, 03/09/2029	346,000	434,279
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	478,966
Southern California Edison Company
6.000%, 01/15/2034	519,000	616,191
The AES Corp.
8.000%, 06/01/2020	175,000	199,500
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	256,319
Xcel Energy, Inc.
6.500%, 07/01/2036	285,000	343,856

		10,912,908

TOTAL CORPORATE BONDS (Cost $165,260,502)		$172,564,706

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II , 9.700%, 04/01/2030	527,000	740,435

TOTAL CAPITAL PREFERRED SECURITIES (Cost $708,051)		$740,435

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	$35,000	$34,388

TOTAL CONVERTIBLE BONDS (Cost $32,620)		$34,388

MUNICIPAL BONDS - 3.5%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	340,000	409,595
City of Chicago (Illinois)
6.845%, 01/01/2038	290,000	309,265
Illinois State Toll Highway Authority
6.184%, 01/01/2034	645,000	737,919
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,104,320
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,476,239
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	321,900
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,124,500
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	140,000	145,725
North Texas Tollway Authority
6.718%, 01/01/2049	285,000	344,417
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	463,172
State of California
7.600%, 11/01/2040	75,000	98,074
7.550%, 04/01/2039	650,000	843,382
7.300%, 10/01/2039	925,000	1,165,981
State of Illinois, GO 5.665%, 03/01/2018	825,000	899,011
University of California
5.000%, 05/15/2038	355,000	374,113
4.601%, 05/15/2031	495,000	498,505
5.770%, 05/15/2043	660,000	723,934
University of Missouri 5.960%, 11/01/2039	940,000	1,061,937

TOTAL MUNICIPAL BONDS (Cost $10,716,432)		$12,101,989

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.8%
Commercial & Residential - 4.8%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.499%, 11/25/2035 (P)	118,507	85,301
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
0.304%, 03/25/2047 (P)	187,532	137,229
Banc of America Funding, Series 2006-H,
Class 6A1 0.370%, 10/20/2036 (P)	198,323	128,929
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.934%, 02/10/2051 (P)	805,000	900,100
BB-UBS Trust 2012-SHOW, Series,
Class A 3.430%, 11/05/2036 (S)	365,000	342,069
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	344,039
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.389%, 05/25/2047 (P)	199,495	129,520
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.559%, 05/25/2036 (P)	402,618	247,876

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	$335,000	$374,000
Series 2007-PW16, Class A4,
5.898%, 06/11/2040 (P)	300,000	338,700
CCOMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4
3.101%, 03/10/2046	80,000	76,257
Citigroup Commercial Mortgage,
Series 2013, Class GC1
4.250%, 09/10/2046	145,000	100,350
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	365,000	346,150
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	920,000	885,331
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	269,355
Series 2012-CR5, Class F,
4.480%, 12/10/2045 (P)(S)	375,000	265,941
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	235,085	180,621
Series 2006-C7, Class A4,
5.947%, 06/10/2046 (P)	500,000	547,212
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	615,849	672,701
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	310,000	343,211
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.329%, 03/25/2037 (P)	138,598	80,366
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	655,819
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	410,000	406,128
Series 2012-GCJ9, Class D,
5.019%, 11/10/2045 (P)(S)	300,000	261,760
GS Mortgage Securities Trust,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	370,000	353,429
HarborView Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.339%, 05/25/2038 (P)	187,853	127,820
Series 2006-12, Class 2A2A,
0.371%, 01/19/2038 (P)	180,820	142,817
Series 2005-8, Class 1A2A,
0.511%, 09/19/2035 (P)	102,323	75,724
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.379%, 11/25/2036 (P)	247,517	143,004
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.389%, 04/25/2046 (P)	177,698	137,113
Series 2006-AR8, Class A4A,
0.579%, 07/25/2046 (P)	324,973	130,378

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	$195,775	$125,827
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	345,000	346,436
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,500,000	1,613,379
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	307,095	337,874
Series 2006-C4, Class A4,
6.055%, 06/15/2038 (P)	1,030,000	1,133,662
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.872%, 05/12/2039 (P)	500,000	545,971
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.816%, 06/11/2042 (P)	150,000	169,501
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 1A3
0.349%, 05/25/2036 (P)	69,767	34,214
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	340,510
RALI Series Trust, Series 2007-QH9,
Class A1 3.256%, 11/25/2037 (P)	220,959	119,848
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.629%, 03/25/2035 (P)	89,483	68,023
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	583,163
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.399%, 05/25/2046 (P)	117,851	60,804
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A4
3.185%, 03/10/2046	360,000	345,253
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	325,000	335,715
Series 2013-C11, Class E,
4.324%, 03/15/2045 (P)(S)	220,000	161,959
Series 2012-C10, Class E,
4.609%, 12/15/2045 (P)(S)	280,000	213,331
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	460,000	505,515
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	265,000	216,573
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.068%, 09/16/2035	203,776	36,895

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,700,783)		$16,523,703

ASSET BACKED SECURITIES - 2.9%
ABFC Trust, Series 2006-HE1, Class A2D
0.399%, 01/25/2037 (P)	392,529	217,910
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	1,335,000	1,346,225

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	$298,021	$298,839
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	181,667	180,361
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	262,606	263,987
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	504,872
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	445,000	446,675
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	173,172	174,047
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	889,383
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.229%, 12/25/2046 (P)	572,361	356,808
Series 2007-1, Class 1A1,
0.259%, 02/25/2037 (P)	37,512	17,997
Series 2007-4, Class A1,
0.279%, 03/25/2037 (P)	120,486	58,949
Series 2006-11, Class 2A2,
0.339%, 07/25/2036 (P)	577,976	274,678
Series 2007-3, Class 1A2,
0.349%, 03/25/2047 (P)	859,527	408,668
Series 2006-17, Class A3A,
0.419%, 11/25/2036 (P)	229,039	130,038
GSAMP Trust
Series 2007-FM2, Class A2B,
0.269%, 01/25/2037 (P)	399,213	201,840
Series 2007-NC1, Class A2B,
0.279%, 12/25/2046 (P)	231,562	117,381
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,095,000	1,155,045
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	294,101
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	338,318
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	554,659
Series 2011-1, Class B,
2.350%, 11/16/2015	884,282	889,303
Series 2010-2, Class C,
3.890%, 07/17/2017	475,000	484,846
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	62,405	62,573
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	176,774

TOTAL ASSET BACKED SECURITIES (Cost $9,755,062)		$9,844,277

TERM LOANS - 0.4%
Alternative Carriers - 0.1%
Level 3 Financing, Inc.
TBD 08/01/2019 (T)	200,000	200,247

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Alternative Carriers (continued)
Level 3 Financing, Inc. (continued)
TBD 01/15/2020 (T)	$100,000	$99,750

		299,997
Computer Hardware - 0.1%
Dell, Inc.,
TBD 04/30/2020 (T)	295,000	289,592
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Hotels Corp.,
TBD 09/23/2020 (T)	710,000	708,521

TOTAL TERM LOANS (Cost $1,297,750)		$1,298,110

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%) 10/30/2040	33,000	$906,510

TOTAL PREFERRED SECURITIES (Cost $924,000)		$906,510

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	65,268	653,220

TOTAL SECURITIES LENDING
COLLATERAL (Cost $653,220)		$653,220

SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreement - 5.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.100%
to be repurchased at $17,700,049 on
10/01/2013, collateralized by
$145,458-9,110,707 Government
National Mortgage Association and
1,226,856-2,602,026 Federal Home Loan
Mortgage Association, 3.500%-7.000%
due 03/01/2033 to 07/20/2043 (valued at
$18,054,000, including interest)	$17,700,000	$17,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,700,000)		$17,700,000

Total Investments (Investment Quality Bond Trust)
(Cost $337,336,604) - 101.0%		$346,887,334
Other assets and liabilities, net - (1.0%)		(3,551,252)

TOTAL NET ASSETS - 100.0%		$343,336,082

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 100.0%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	588,455	$13,687,457
All Cap Value, Series NAV (Lord Abbett)	1,762,340	18,539,819
Alpha Opportunities, Series NAV (Wellington)	2,011,489	33,591,858
Blue Chip Growth, Series NAV (T. Rowe Price)	1,186,078	36,080,487
Capital Appreciation Value, Series NAV (T.
Rowe Price)	622,667	8,412,231
Capital Appreciation, Series NAV (Jennison)	2,111,663	29,858,916

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Emerging Markets Value, Series NAV (DFA)	4,202,688	$42,993,501
Equity-Income, Series NAV (T. Rowe Price)	1,585,709	29,335,609
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	1,263,233	18,518,996
Fundamental Value, Series NAV (Davis)	1,541,154	28,619,227
Growth Equity, Series NAV (Rainier)	1,227,618	18,942,141
International Core, Series NAV (GMO)	1,860,708	20,858,533
International Growth Opportunities, Series NAV
(Baillie Gifford)	579,761	7,774,597
International Growth Stock,
Series NAV (Invesco)	916,395	14,781,450
International Small Company,
Series NAV (DFA)	884,045	10,643,907
International Value, Series NAV (Templeton)	1,628,102	22,679,465
Mid Cap Stock, Series NAV (Wellington) (I)	820,855	16,302,173
Mid Value, Series NAV (T. Rowe Price)	759,304	10,470,804
Mutual Shares, Series NAV (Franklin)	866,782	11,198,828
Natural Resources, Series NAV
(RS Investments/Wellington)	1,464,973	14,913,427
Real Estate Securities, Series NAV (Deutsche)	664,160	9,451,000
Small Cap Growth, Series NAV (Wellington)	291,152	3,601,547
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	220,274	6,161,071
Small Cap Value, Series NAV (Wellington)	149,445	3,791,428
Small Company Growth,
Series NAV (Invesco) (I)	102,543	2,401,555
Small Company Value, Series NAV (T.
Rowe Price)	180,735	4,265,357
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	105,922	2,400,192
U.S. Equity, Series NAV (GMO)	1,702,767	27,993,483
Value, Series NAV (Invesco)	216,701	5,235,488
Total Investments (Lifestyle Aggressive Trust)
(Cost $367,847,339) - 100.0%		$473,504,547
Other assets and liabilities, net - 0.0%		(46,837)

TOTAL NET ASSETS - 100.0%		$473,457,710

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 51.4%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	4,753,507	$110,566,579
All Cap Value, Series NAV (Lord Abbett)	9,436,373	99,270,647
Alpha Opportunities, Series NAV (Wellington)	16,709,032	279,040,834
Blue Chip Growth, Series NAV (T. Rowe Price)	8,297,816	252,419,552
Capital Appreciation, Series NAV (Jennison)	13,852,290	195,871,384
Emerging Markets Value, Series NAV (DFA)	35,969,864	367,971,712
Equity-Income, Series NAV (T. Rowe Price)	16,390,459	303,223,485
Financial Industries, Series NAV
(John Hancock) (A)(1)	3,549,482	35,139,876
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	9,357,750	137,184,612
Fundamental Value, Series NAV (Davis)	14,843,327	275,640,587
Growth Equity, Series NAV (Rainier)	6,508,310	100,423,216
International Core, Series NAV (GMO)	21,204,190	237,698,970
International Growth Opportunities, Series NAV
(Baillie Gifford)	6,778,424	90,898,662

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
International Growth Stock,
Series NAV (Invesco)	10,640,711	$171,634,668
International Value, Series NAV (Templeton)	18,477,476	257,391,239
Mid Cap Stock, Series NAV (Wellington) (I)	7,222,543	143,439,710
Mid Value, Series NAV (T. Rowe Price)	10,463,024	144,285,107
Small Cap Growth, Series NAV (Wellington)	4,091,612	50,613,239
Small Cap Value, Series NAV (Wellington)	2,416,372	61,303,365
Small Company Growth,
Series NAV (Invesco) (I)	1,805,106	42,275,589
Small Company Value, Series NAV (T.
Rowe Price)	3,126,030	73,774,313
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	2,238,326	50,720,458
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	153,547,075	2,424,508,312
U.S. Equity, Series NAV (GMO)	13,303,167	218,704,062
Fixed Income - 48.6%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	182,816,853	2,519,216,238
Core Bond, Series NAV (Wells Capital)	51,031,014	695,042,410
Global Bond, Series NAV (PIMCO)	19,474,854	243,046,175
New Income, Series NAV (T. Rowe Price)	85,456,096	1,151,948,176
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	6,508,321	83,111,263
Total Return, Series NAV (PIMCO)	75,956,329	1,092,252,014
Total Investments (Lifestyle Balanced Trust)
(Cost $10,041,469,156) - 100.0%		$11,908,616,454
Other assets and liabilities, net - 0.0%		(399,676)

TOTAL NET ASSETS - 100.0%		$11,908,216,778

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Equity - 50.9%
All Cap Core, Series NAV (QS Investors)	76,449	$1,778,209
All Cap Value, Series NAV (Lord Abbett)	217,605	2,289,205
Alpha Opportunities, Series NAV (Wellington)	267,660	4,469,927
Blue Chip Growth, Series NAV (T. Rowe Price)	137,020	4,168,159
Capital Appreciation, Series NAV (Jennison)	229,420	3,243,997
Emerging Markets Value, Series NAV (DFA)	536,572	5,489,131
Equity-Income, Series NAV (T. Rowe Price)	273,473	5,059,246
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	154,740	2,268,484
Fundamental Value, Series NAV (Davis)	238,292	4,425,085
Growth Equity, Series NAV (Rainier)	151,107	2,331,583
International Core, Series NAV (GMO)	247,175	2,770,834
International Growth Stock,
Series NAV (Invesco)	195,854	3,159,125
International Value, Series NAV (Templeton)	224,650	3,129,379
Mid Cap Stock, Series NAV (Wellington) (I)	110,266	2,189,888
Mid Value, Series NAV (T. Rowe Price)	159,501	2,199,519
Small Cap Growth, Series NAV (Wellington)	51,840	641,255
Small Cap Value, Series NAV (Wellington)	32,710	829,860
Small Company Growth,
Series NAV (Invesco) (I)	23,354	546,953

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Small Company Value, Series NAV (T.
Rowe Price)	41,557	$980,743
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	28,299	641,255
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,388,911	37,720,899
U.S. Equity, Series NAV (GMO)	214,416	3,524,993
Fixed Income - 49.1%
Bond PS, Series NAV (John Hancock) (A)(1)	6,966,798	90,568,370
Total Investments (Lifestyle Balanced PS Series)
(Cost $166,383,358) - 100.0%		$184,426,099
Other assets and liabilities, net - 0.0%		(34,917)

TOTAL NET ASSETS - 100.0%		$184,391,182

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.3%

John Hancock Variable Insurance Trust (G)
Blue Chip Growth, Series NAV (T. Rowe Price)	1,466,134	$44,599,811
Equity-Income, Series NAV (T. Rowe Price)	2,333,023	43,160,931
Financial Industries, Series NAV
(John Hancock) (A)(1)	1,240,708	12,283,013
Fundamental Value, Series NAV (Davis)	1,484,461	27,566,444
International Core, Series NAV (GMO)	3,640,473	40,809,700
International Growth Opportunities, Series NAV
(Baillie Gifford)	516,734	6,929,406
International Growth Stock,
Series NAV (Invesco)	716,817	11,562,251
International Value, Series NAV (Templeton)	3,139,938	43,739,343
Mid Cap Stock, Series NAV (Wellington) (I)	549,319	10,909,471
Mid Value, Series NAV (T. Rowe Price)	794,431	10,955,202
Small Cap Growth, Series NAV (Wellington)	1,108,194	13,708,360
Small Cap Value, Series NAV (Wellington)	573,536	14,550,600
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	12,375,012	195,401,434
U.S. Equity, Series NAV (GMO)	1,389,123	22,837,189
Fixed Income - 79.7%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	61,380,726	845,826,402
Core Bond, Series NAV (Wells Capital)	17,355,959	236,388,165
Global Bond, Series NAV (PIMCO)	6,609,771	82,489,938
New Income, Series NAV (T. Rowe Price)	29,227,023	393,980,275
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	2,121,076	27,086,144
Total Return, Series NAV (PIMCO)	25,856,668	371,818,884
Total Investments (Lifestyle Conservative Trust)
(Cost $2,303,388,753) - 100.0%		$2,456,602,963
Other assets and liabilities, net - 0.0%		(112,142)

TOTAL NET ASSETS - 100.0%		$2,456,490,821

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.1%
John Hancock Variable Insurance Trust - 100.1%
Equity - 19.8%
Blue Chip Growth, Series NAV (T. Rowe Price)	39,781	$1,210,135
Equity-Income, Series NAV (T. Rowe Price)	63,640	1,177,335
Fundamental Value, Series NAV (Davis)	40,470	751,530
International Core, Series NAV (GMO)	49,807	558,340
International Growth Stock,
Series NAV (Invesco)	15,651	252,452
International Value, Series NAV (Templeton)	41,583	579,250
Mid Cap Stock, Series NAV (Wellington) (I)	11,346	225,325
Mid Value, Series NAV (T. Rowe Price)	16,424	226,481
Small Cap Growth, Series NAV (Wellington)	16,388	202,722
Small Cap Value, Series NAV (Wellington)	9,086	230,524
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	254,495	4,018,469
U.S. Equity, Series NAV (GMO)	37,868	622,547
Fixed Income - 80.3%
Bond PS, Series NAV (John Hancock) (A)(1)	3,131,044	40,703,566
Total Investments (Lifestyle Conservative PS Series)
(Cost $48,545,235) - 100.1%		$50,758,676
Other assets and liabilities, net - (0.1%)		(30,876)

TOTAL NET ASSETS - 100.0%		$50,727,800

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 71.7%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	6,284,359	$146,174,194
All Cap Value, Series NAV (Lord Abbett)	14,675,107	154,382,123
Alpha Opportunities, Series NAV (Wellington)	30,934,113	516,599,682
Blue Chip Growth, Series NAV (T. Rowe Price)	14,667,617	446,188,911
Capital Appreciation, Series NAV (Jennison)	26,234,971	370,962,490
Emerging Markets Value, Series NAV (DFA)	57,094,681	584,078,584
Equity-Income, Series NAV (T. Rowe Price)	33,029,961	611,054,280
Financial Industries, Series NAV
(John Hancock) (A)(1)	3,712,000	36,748,800
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	16,325,328	239,329,314
Fundamental Value, Series NAV (Davis)	27,480,057	510,304,666
Growth Equity, Series NAV (Rainier)	13,528,475	208,744,364
International Core, Series NAV (GMO)	31,516,493	353,299,888
International Growth Opportunities, Series NAV
(Baillie Gifford)	10,441,733	140,023,633
International Growth Stock,
Series NAV (Invesco)	15,808,382	254,989,209
International Value, Series NAV (Templeton)	29,196,657	406,709,437
Mid Cap Stock, Series NAV (Wellington) (I)	9,698,142	192,605,109
Mid Value, Series NAV (T. Rowe Price)	14,044,716	193,676,634
Small Cap Growth, Series NAV (Wellington)	6,405,580	79,237,024
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	3,024,499	84,595,243
Small Cap Value, Series NAV (Wellington)	3,269,196	82,939,491
Small Company Growth,
Series NAV (Invesco) (I)	2,928,692	68,589,973
Small Company Value, Series NAV (T.
Rowe Price)	5,190,525	122,496,395

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	3,115,391	$70,594,758
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	281,519,594	4,445,194,387
U.S. Equity, Series NAV (GMO)	28,509,833	468,701,650
Fixed Income - 28.3%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	136,511,856	1,881,133,375
Core Bond, Series NAV (Wells Capital)	37,651,441	512,812,626
Global Bond, Series NAV (PIMCO)	14,171,158	176,856,046
New Income, Series NAV (T. Rowe Price)	62,765,208	846,075,006
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	4,079,280	52,092,411
Total Return, Series NAV (PIMCO)	55,499,009	798,075,756

COMMON STOCK - 0.0%
Equity - 0.0%
Facebook, Inc., Class A (I)	1,018	51,144
Facebook, Inc., Class B (I)	4,294	215,688
Total Investments (Lifestyle Growth Trust)
(Cost $12,248,574,146) - 100.0%		$15,055,532,291
Other assets and liabilities, net - 0.0%		(481,028)

TOTAL NET ASSETS - 100.0%		$15,055,051,263

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 70.3%
All Cap Core, Series NAV (QS Investors)	82,758	$1,924,953
All Cap Value, Series NAV (Lord Abbett)	317,005	3,334,895
Alpha Opportunities, Series NAV (Wellington)	409,157	6,832,918
Blue Chip Growth, Series NAV (T. Rowe Price)	204,174	6,210,967
Capital Appreciation, Series NAV (Jennison)	362,601	5,127,174
Emerging Markets Value, Series NAV (DFA)	793,193	8,114,364
Equity-Income, Series NAV (T. Rowe Price)	455,510	8,426,944
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	223,808	3,281,027
Fundamental Value, Series NAV (Davis)	362,502	6,731,655
Growth Equity, Series NAV (Rainier)	267,072	4,120,916
International Core, Series NAV (GMO)	377,283	4,229,338
International Growth Stock,
Series NAV (Invesco)	316,820	5,110,305
International Value, Series NAV (Templeton)	347,032	4,834,162
Mid Cap Stock, Series NAV (Wellington) (I)	143,869	2,857,234
Mid Value, Series NAV (T. Rowe Price)	208,107	2,869,801
Small Cap Growth, Series NAV (Wellington)	74,135	917,056
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	42,324	1,183,793
Small Cap Value, Series NAV (Wellington)	40,255	1,021,266
Small Company Growth,
Series NAV (Invesco) (I)	34,695	812,559
Small Company Value, Series NAV (T.
Rowe Price)	65,353	1,542,321
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	35,871	812,845

Lifestyle Growth PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,648,312	$57,606,853
U.S. Equity, Series NAV (GMO)	374,701	6,160,080
Fixed Income - 29.7%
Bond PS, Series NAV (John Hancock) (A)(1)	4,689,494	60,963,418
Total Investments (Lifestyle Growth PS Series)
(Cost $176,823,853) - 100.0%		$205,026,844
Other assets and liabilities, net - 0.0%		(35,199)

TOTAL NET ASSETS - 100.0%		$204,991,645

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 40.2%

John Hancock Variable Insurance Trust (G)
All Cap Value, Series NAV (Lord Abbett)	1,562,486	$16,437,356
Alpha Opportunities, Series NAV (Wellington)	3,725,501	62,215,870
Blue Chip Growth, Series NAV (T. Rowe Price)	2,819,499	85,769,173
Capital Appreciation, Series NAV (Jennison)	4,951,355	70,012,166
Equity-Income, Series NAV (T. Rowe Price)	5,105,418	94,450,236
Financial Industries, Series NAV
(John Hancock) (A)(1)	1,392,745	13,788,179
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,048,457	30,030,378
Fundamental Value, Series NAV (Davis)	3,337,243	61,972,605
International Core, Series NAV (GMO)	6,956,574	77,983,190
International Growth Opportunities, Series NAV
(Baillie Gifford)	2,064,045	27,678,844
International Growth Stock,
Series NAV (Invesco)	3,182,534	51,334,281
International Value, Series NAV (Templeton)	6,495,743	90,485,697
Mid Cap Stock, Series NAV (Wellington) (I)	1,428,117	28,362,402
Mid Value, Series NAV (T. Rowe Price)	2,066,366	28,495,188
Small Cap Growth, Series NAV (Wellington)	1,043,546	12,908,667
Small Cap Value, Series NAV (Wellington)	639,829	16,232,473
Small Company Growth,
Series NAV (Invesco) (I)	447,471	10,479,773
Small Company Value, Series NAV (T.
Rowe Price)	771,742	18,213,119
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	567,596	12,861,717
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	35,788,475	565,100,019
U.S. Equity, Series NAV (GMO)	1,873,748	30,804,411
Fixed Income - 59.8%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	66,515,019	916,576,962
Core Bond, Series NAV (Wells Capital)	18,554,789	252,716,225
Global Bond, Series NAV (PIMCO)	6,982,654	87,143,526
New Income, Series NAV (T. Rowe Price)	31,030,336	418,288,924
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	2,183,706	27,885,928

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Total Return, Series NAV (PIMCO)	27,270,227	$392,145,866
Total Investments (Lifestyle Moderate Trust)
(Cost $3,051,024,676) - 100.0%		$3,500,373,175
Other assets and liabilities, net - 0.0%		(137,231)

TOTAL NET ASSETS - 100.0%		$3,500,235,944

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 40.0%
All Cap Value, Series NAV (Lord Abbett)	80,564	$847,536
Alpha Opportunities, Series NAV (Wellington)	104,104	1,738,537
Blue Chip Growth, Series NAV (T. Rowe Price)	78,583	2,390,487
Capital Appreciation, Series NAV (Jennison)	138,305	1,955,635
Equity-Income, Series NAV (T. Rowe Price)	143,086	2,647,085
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	57,467	842,473
Fundamental Value, Series NAV (Davis)	93,583	1,737,841
International Core, Series NAV (GMO)	135,558	1,519,606
International Growth Stock,
Series NAV (Invesco)	94,310	1,521,219
International Value, Series NAV (Templeton)	124,689	1,736,920
Mid Cap Stock, Series NAV (Wellington) (I)	39,354	781,565
Mid Value, Series NAV (T. Rowe Price)	56,732	782,341
Small Cap Growth, Series NAV (Wellington)	21,082	260,780
Small Cap Value, Series NAV (Wellington)	13,705	347,707
Small Company Growth,
Series NAV (Invesco) (I)	9,279	217,317
Small Company Value, Series NAV (T.
Rowe Price)	16,575	391,171
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	11,508	260,780
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	880,829	13,908,285
U.S. Equity, Series NAV (GMO)	52,539	863,748
Fixed Income - 60.0%
Bond PS, Series NAV (John Hancock) (A)(1)	4,009,567	52,124,371
Total Investments (Lifestyle Moderate PS Series)
(Cost $79,572,906) - 100.0%		$86,875,404
Other assets and liabilities, net - 0.0%		(31,962)

TOTAL NET ASSETS - 100.0%		$86,843,442

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 13.8%
Auto Components - 0.2%
Gentex Corp. (L)	76,662	$1,961,781
Automobiles - 0.2%
Thor Industries, Inc. (L)	23,683	1,374,561

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.7%
LKQ Corp. (I)	159,498	$5,081,600
Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A (I)	52,755	1,097,832
DeVry, Inc. (L)	30,111	920,192
Matthews International Corp., Class A (L)	14,599	555,930
Regis Corp. (L)	23,142	339,725
Service Corp. International	112,628	2,097,133
Sotheby’s (L)	36,317	1,784,254

		6,795,066
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. (I)(L)	20,669	1,489,408
Bob Evans Farms, Inc. (L)	14,609	836,657
Brinker International, Inc. (L)	35,184	1,426,008
Domino’s Pizza, Inc.	29,572	2,009,417
International Speedway Corp., Class A	14,818	478,621
Life Time Fitness, Inc. (I)(L)	20,957	1,078,657
Panera Bread Company, Class A (I)	14,889	2,360,353
Scientific Games Corp., Class A (I)	25,770	416,701
The Cheesecake Factory, Inc. (L)	26,347	1,157,951
The Wendy’s Company (L)	150,464	1,275,935
WMS Industries, Inc. (I)	29,162	756,754

		13,286,462
Household Durables - 2.2%
Jarden Corp. (I)	62,830	3,040,972
KB Home (L)	44,087	794,448
MDC Holdings, Inc.	20,775	623,458
Mohawk Industries, Inc. (I)	32,372	4,216,453
NVR, Inc. (I)	2,266	2,082,885
Tempur Sealy International, Inc. (I)	32,125	1,412,215
Toll Brothers, Inc. (I)	80,778	2,619,631
Tupperware Brands Corp. (L)	27,483	2,373,707

		17,163,769
Internet & Catalog Retail - 0.1%
HSN, Inc.	17,814	955,187
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	34,034	4,396,512
Media - 1.4%
AMC Networks, Inc., Class A (I)	31,498	2,156,983
Cinemark Holdings, Inc.	55,174	1,751,223
DreamWorks Animation
SKG, Inc., Class A (I)(L)	37,845	1,077,069
John Wiley & Sons, Inc., Class A (L)	24,628	1,174,509
Lamar Advertising Company, Class A (I)	34,648	1,629,495
Meredith Corp. (L)	19,669	936,638
Scholastic Corp. (L)	13,618	390,156
The New York Times Company, Class A (L)	66,750	839,048
Valassis Communications, Inc. (L)	19,971	576,762

		10,531,883
Multiline Retail - 0.3%
Big Lots, Inc. (I)	30,975	1,148,863
Saks, Inc. (I)(L)	54,274	865,128

		2,013,991
Specialty Retail - 4.2%
Aaron’s, Inc.	40,371	1,118,277
Advance Auto Parts, Inc.	38,707	3,200,295
Aeropostale, Inc. (I)(L)	41,819	393,099
American Eagle Outfitters, Inc.	90,288	1,263,129
ANN, Inc. (I)	24,313	880,617
Ascena Retail Group, Inc. (I)(L)	67,675	1,348,763

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Cabela’s, Inc. (I)(L)	24,753	$1,560,182
Chico’s FAS, Inc.	85,470	1,423,930
CST Brands, Inc. (L)	32,137	957,683
Dick’s Sporting Goods, Inc.	54,027	2,883,961
Foot Locker, Inc.	78,918	2,678,477
Guess?, Inc. (L)	31,416	937,768
Murphy USA, Inc. (I)	23,776	960,313
Office Depot, Inc. (I)	127,407	615,376
Rent-A-Center, Inc. (L)	28,363	1,080,630
Signet Jewelers, Ltd.	42,797	3,066,405
Tractor Supply Company	74,196	4,983,745
Williams-Sonoma, Inc.	47,300	2,658,260

		32,010,910
Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	31,486	2,389,473
Deckers Outdoor Corp. (I)(L)	18,335	1,208,643
Hanesbrands, Inc.	52,620	3,278,752
Under Armour, Inc., Class A (I)(L)	42,612	3,385,523

		10,262,391

		105,834,113
Consumer Staples - 3.7%
Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc. (L)	26,267	1,292,074
SUPERVALU, Inc. (I)	105,129	865,212
United Natural Foods, Inc. (I)	26,204	1,761,433

		3,918,719
Food Products - 2.1%
Dean Foods Company (I)	49,923	963,514
Flowers Foods, Inc.	92,994	1,993,791
Green Mountain Coffee Roasters, Inc. (I)(L)	69,698	5,250,350
Hillshire Brands Company	65,401	2,010,427
Ingredion, Inc.	41,204	2,726,469
Lancaster Colony Corp.	10,305	806,778
Post Holdings, Inc. (I)	17,368	701,146
Tootsie Roll Industries, Inc. (L)	10,762	331,685
WhiteWave Foods Company, Class A (I)(L)	91,984	1,836,920

		16,621,080
Household Products - 1.0%
Church & Dwight Company, Inc.	73,637	4,421,902
Energizer Holdings, Inc.	33,094	3,016,518

		7,438,420
Tobacco - 0.1%
Universal Corp. (L)	12,321	627,509

		28,605,728
Energy - 5.6%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (I)	30,595	1,683,949
CARBO Ceramics, Inc. (L)	10,550	1,045,611
Dresser-Rand Group, Inc. (I)	40,529	2,529,010
Dril-Quip, Inc. (I)	21,571	2,475,272
Helix Energy Solutions Group, Inc. (I)	52,268	1,326,039
Oceaneering International, Inc.	57,503	4,671,544
Oil States International, Inc. (I)	29,312	3,032,620
Patterson-UTI Energy, Inc. (L)	78,304	1,674,140
Superior Energy Services, Inc. (I)	84,796	2,123,292
Tidewater, Inc.	26,298	1,559,208
Unit Corp. (I)	23,224	1,079,684

		23,200,369

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. (I)(L)	117,714	$701,575
Arch Coal, Inc. (L)	112,798	463,600
Bill Barrett Corp. (I)(L)	25,922	650,901
Cimarex Energy Company	45,974	4,431,894
Energen Corp.	38,386	2,932,307
HollyFrontier Corp.	106,219	4,472,882
Rosetta Resources, Inc. (I)	32,480	1,768,861
SM Energy Company	35,573	2,745,880
World Fuel Services Corp. (L)	38,677	1,443,039

		19,610,939

		42,811,308
Financials - 22.1%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (I)	28,089	5,130,175
Apollo Investment Corp. (L)	119,453	973,542
Eaton Vance Corp. (L)	64,487	2,504,030
Federated Investors, Inc., Class B (L)	50,053	1,359,439
Greenhill & Company, Inc.	13,862	691,437
Janus Capital Group, Inc. (L)	79,551	676,979
Raymond James Financial, Inc.	65,402	2,725,301
SEI Investments Company	76,961	2,378,865
Waddell & Reed Financial, Inc., Class A	45,549	2,344,863

		18,784,631
Commercial Banks - 4.4%
Associated Banc-Corp. (L)	88,174	1,365,815
BancorpSouth, Inc. (L)	44,519	887,709
Bank of Hawaii Corp. (L)	23,698	1,290,356
Cathay General Bancorp (L)	38,985	911,079
City National Corp. (L)	25,138	1,675,699
Commerce Bancshares, Inc.	40,969	1,794,852
Cullen/Frost Bankers, Inc. (L)	27,852	1,964,959
East West Bancorp, Inc.	73,187	2,338,325
First Horizon National Corp. (L)	127,854	1,405,115
First Niagara Financial Group, Inc.	188,143	1,951,043
FirstMerit Corp.	87,713	1,904,249
Fulton Financial Corp. (L)	102,986	1,202,876
Hancock Holding Company	43,667	1,370,270
International Bancshares Corp.	30,350	656,471
Prosperity Bancshares, Inc. (L)	29,827	1,844,502
Signature Bank (I)	25,119	2,298,891
SVB Financial Group (I)	24,209	2,090,931
Synovus Financial Corp.	519,934	1,715,782
TCF Financial Corp. (L)	87,427	1,248,458
Trustmark Corp. (L)	35,698	913,869
Valley National Bancorp (L)	105,978	1,054,481
Webster Financial Corp.	47,974	1,224,776
Westamerica Bancorp. (L)	14,219	707,253

		33,817,761
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	46,608	2,108,080
MSCI, Inc. (I)	64,286	2,588,154

		4,696,234
Insurance - 4.8%
Alleghany Corp. (I)	8,942	3,663,090
American Financial Group, Inc.	37,825	2,044,820
Arthur J. Gallagher & Company	67,865	2,962,307
Aspen Insurance Holdings, Ltd.	35,890	1,302,448
Brown & Brown, Inc.	63,146	2,026,987
Everest Re Group, Ltd. (L)	25,845	3,758,121
Fidelity National Financial, Inc., Class A	114,797	3,053,600

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	56,830	$1,383,811
HCC Insurance Holdings, Inc.	53,196	2,331,049
Kemper Corp.	27,765	932,904
Mercury General Corp.	19,271	930,982
Old Republic International Corp.	128,408	1,977,483
Primerica, Inc.	29,063	1,172,401
Protective Life Corp.	41,718	1,775,101
Reinsurance Group of America, Inc.	37,725	2,527,198
StanCorp Financial Group, Inc. (L)	23,604	1,298,692
The Hanover Insurance Group, Inc.	23,277	1,287,684
W.R. Berkley Corp.	58,243	2,496,295

		36,924,973
Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc.	37,965	2,424,065
American Campus Communities, Inc.	55,687	1,901,711
BioMed Realty Trust, Inc.	102,112	1,898,262
BRE Properties, Inc.	41,009	2,081,617
Camden Property Trust	45,310	2,783,846
Corporate Office Properties Trust	46,422	1,072,348
Corrections Corp. of America	61,497	2,124,721
Duke Realty Corp.	172,738	2,667,075
Equity One, Inc.	33,590	734,277
Essex Property Trust, Inc.	20,212	2,985,312
Extra Space Storage, Inc.	56,381	2,579,431
Federal Realty Investment Trust	34,913	3,541,924
Highwoods Properties, Inc.	47,752	1,686,123
Home Properties, Inc.	30,221	1,745,263
Hospitality Properties Trust	74,269	2,101,813
Kilroy Realty Corp.	43,162	2,155,942
Liberty Property Trust	75,930	2,703,108
Mack-Cali Realty Corp.	46,766	1,026,046
National Retail Properties, Inc.	64,414	2,049,653
Omega Healthcare Investors, Inc.	62,270	1,860,005
Potlatch Corp.	21,534	854,469
Rayonier, Inc.	67,028	3,730,108
Realty Income Corp.	104,258	4,144,256
Regency Centers Corp.	49,043	2,371,229
Senior Housing Properties Trust	99,967	2,333,230
SL Green Realty Corp.	48,882	4,342,677
Taubman Centers, Inc.	33,925	2,283,492
UDR, Inc.	133,256	3,158,167
Weingarten Realty Investors	59,616	1,748,537

		67,088,707
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (I)	22,900	824,858
Jones Lang LaSalle, Inc.	23,616	2,061,677

		2,886,535
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	44,448	552,933
New York Community Bancorp, Inc. (L)	234,306	3,540,364
Washington Federal, Inc.	55,000	1,137,400

		5,230,697

		169,429,538
Health Care - 8.7%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	32,684	2,077,068
United Therapeutics Corp. (I)(L)	24,409	1,924,650

		4,001,718

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	31,173	$1,116,929
Hologic, Inc. (I)	143,711	2,967,632
IDEXX Laboratories, Inc. (I)(L)	27,982	2,788,406
Masimo Corp. (L)	27,300	727,272
ResMed, Inc. (L)	75,490	3,987,382
STERIS Corp.	31,394	1,348,686
Teleflex, Inc.	21,849	1,797,736
The Cooper Companies, Inc.	26,012	3,373,496
Thoratec Corp. (I)	30,568	1,139,881

		19,247,420
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.	50,380	2,090,770
Health Management
Associates, Inc., Class A (I)	138,292	1,770,138
Health Net, Inc. (I)	42,193	1,337,518
Henry Schein, Inc. (I)(L)	45,960	4,766,052
LifePoint Hospitals, Inc. (I)	25,258	1,177,781
MEDNAX, Inc. (I)	26,904	2,701,162
Omnicare, Inc. (L)	54,985	3,051,668
Owens & Minor, Inc. (L)	33,629	1,163,227
Universal Health Services, Inc., Class B	47,489	3,561,200
VCA Antech, Inc. (I)(L)	47,086	1,292,982
WellCare Health Plans, Inc. (I)	23,145	1,614,132

		24,526,630
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	84,227	1,252,455
HMS Holdings Corp. (I)(L)	46,663	1,003,721

		2,256,176
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A (I)	10,631	1,249,780
Charles River
Laboratories International, Inc. (I)	26,071	1,206,044
Covance, Inc. (I)(L)	29,707	2,568,467
Mettler-Toledo International, Inc. (I)	15,913	3,820,552
Techne Corp.	17,615	1,410,257

		10,255,100
Pharmaceuticals - 0.8%
Endo Health Solutions, Inc. (I)	60,693	2,757,890
Mallinckrodt PLC (I)(L)	30,666	1,352,064
Salix Pharmaceuticals, Ltd. (I)	32,777	2,192,126

		6,302,080

		66,589,124
Industrials - 15.8%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc.	17,019	1,660,374
B/E Aerospace, Inc. (I)	52,348	3,864,329
Esterline Technologies Corp. (I)	16,672	1,331,926
Exelis, Inc.	100,070	1,572,100
Huntington Ingalls Industries, Inc.	26,450	1,782,730
Triumph Group, Inc.	27,642	1,941,021

		12,152,480
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. (L)	48,436	731,868
Airlines - 0.4%
Alaska Air Group, Inc.	37,078	2,321,824
JetBlue Airways Corp. (I)(L)	116,105	773,259

		3,095,083

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	88,224	$3,672,765
Lennox International, Inc.	24,414	1,837,398

		5,510,163
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. (I)(L)	29,308	1,719,207
Copart, Inc. (I)	59,314	1,885,592
Deluxe Corp. (L)	26,790	1,116,071
Herman Miller, Inc.	31,178	909,774
HNI Corp. (L)	24,115	872,481
Mine Safety Appliances Company	16,785	866,274
R.R. Donnelley & Sons Company (L)	96,576	1,525,901
Rollins, Inc.	34,445	913,137
The Brink’s Company	25,604	724,593
Waste Connections, Inc.	65,619	2,979,759

		13,512,789
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	53,571	1,675,165
Granite Construction, Inc. (L)	19,135	585,531
KBR, Inc.	78,648	2,567,071
URS Corp.	39,798	2,139,143

		6,966,910
Electrical Equipment - 1.0%
Acuity Brands, Inc. (L)	22,761	2,094,467
General Cable Corp. (L)	26,445	839,629
Hubbell, Inc., Class B	28,684	3,004,362
Regal-Beloit Corp.	23,946	1,626,652

		7,565,110
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	33,905	2,383,182
Machinery - 5.4%
AGCO Corp.	48,115	2,907,108
CLARCOR, Inc.	26,515	1,472,378
Crane Company	25,926	1,598,856
Donaldson Company, Inc.	71,843	2,739,374
Graco, Inc.	32,613	2,415,319
Harsco Corp.	42,862	1,067,264
IDEX Corp.	43,451	2,835,178
ITT Corp.	47,988	1,725,169
Kennametal, Inc.	41,373	1,886,609
Lincoln Electric Holdings, Inc.	43,687	2,910,428
Nordson Corp.	32,083	2,362,271
Oshkosh Corp. (I)(L)	46,228	2,264,247
SPX Corp.	24,068	2,037,116
Terex Corp. (I)	59,152	1,987,507
Timken Company	42,413	2,561,745
Trinity Industries, Inc. (L)	41,778	1,894,632
Valmont Industries, Inc. (L)	14,228	1,976,411
Wabtec Corp.	51,163	3,216,618
Woodward, Inc.	32,178	1,313,828

		41,172,058
Marine - 0.4%
Kirby Corp. (I)	30,166	2,610,867
Matson, Inc.	22,698	595,369

		3,206,236
Professional Services - 1.1%
FTI Consulting, Inc. (I)	21,658	818,672
ManpowerGroup, Inc.	41,600	3,025,984
The Corporate Executive Board Company (L)	17,851	1,296,340

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company, Class A	34,204	$3,658,460

		8,799,456
Road & Rail - 1.1%
Con-way, Inc.	30,024	1,293,734
Genesee & Wyoming, Inc., Class A (I)	22,706	2,110,977
J.B. Hunt Transport Services, Inc.	48,524	3,538,855
Landstar System, Inc.	24,280	1,359,194
Werner Enterprises, Inc. (L)	24,329	567,596

		8,870,356
Trading Companies & Distributors - 1.0%
GATX Corp. (L)	24,548	1,166,521
MSC Industrial Direct Company, Inc., Class A	25,599	2,082,479
United Rentals, Inc. (I)(L)	49,573	2,889,610
Watsco, Inc. (L)	14,311	1,349,098

		7,487,708

		121,453,399
Information Technology - 15.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	31,042	826,959
Ciena Corp. (I)(L)	54,813	1,369,229
InterDigital, Inc.	21,884	816,930
Plantronics, Inc.	23,303	1,073,103
Polycom, Inc. (I)	90,355	986,677
Riverbed Technology, Inc. (I)	87,296	1,273,649

		6,346,547
Computers & Peripherals - 1.1%
3D Systems Corp. (I)(L)	50,223	2,711,540
Diebold, Inc.	33,930	996,185
Lexmark International, Inc., Class A	33,268	1,097,844
NCR Corp. (I)	88,221	3,494,434

		8,300,003
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (I)	53,240	2,583,737
Avnet, Inc.	72,886	3,040,075
Ingram Micro, Inc., Class A (I)	81,178	1,871,153
Itron, Inc. (I)(L)	20,780	890,007
National Instruments Corp.	51,728	1,599,947
Tech Data Corp. (I)	20,068	1,001,594
Trimble Navigation, Ltd. (I)	136,428	4,053,276
Vishay Intertechnology, Inc. (I)(L)	70,209	904,994

		15,944,783
Internet Software & Services - 1.4%
AOL, Inc. (I)	40,821	1,411,590
Equinix, Inc. (I)(L)	26,229	4,816,956
Monster Worldwide, Inc. (I)(L)	59,951	264,983
Rackspace Hosting, Inc. (I)(L)	60,556	3,194,935
ValueClick, Inc. (I)(L)	36,850	768,323

		10,456,787
IT Services - 3.7%
Acxiom Corp. (I)	39,355	1,117,288
Alliance Data Systems Corp. (I)(L)	25,905	5,478,130
Broadridge Financial Solutions, Inc.	63,273	2,008,918
Convergys Corp. (L)	55,124	1,033,575
CoreLogic, Inc. (I)	50,807	1,374,329
DST Systems, Inc.	16,006	1,207,012
Gartner, Inc. (I)	49,508	2,970,480
Global Payments, Inc.	40,169	2,051,833
Jack Henry & Associates, Inc. (L)	45,311	2,338,501

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Leidos Holdings, Inc.	38,706	$1,761,874
Lender Processing Services, Inc.	45,338	1,508,395
ManTech International Corp., Class A (L)	12,745	366,546
NeuStar, Inc., Class A (I)(L)	34,206	1,692,513
Science Applications International Corp.	22,117	746,463
VeriFone Systems, Inc. (I)	58,054	1,327,114
WEX, Inc. (I)	20,647	1,811,774

		28,794,745
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	26,975	1,228,172
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (I)(L)	325,253	1,235,961
Atmel Corp. (I)	227,232	1,690,606
Cree, Inc. (I)(L)	63,832	3,842,048
Cypress Semiconductor Corp. (I)(L)	72,971	681,549
Fairchild Semiconductor International, Inc. (I)	67,813	941,923
Integrated Device Technology, Inc. (I)	72,473	682,696
International Rectifier Corp. (I)	37,617	931,773
Intersil Corp., Class A	67,643	759,631
RF Micro Devices, Inc. (I)	149,508	843,225
Semtech Corp. (I)	36,166	1,084,618
Silicon Laboratories, Inc. (I)	20,879	891,742
Skyworks Solutions, Inc. (I)	99,775	2,478,411
SunEdison, Inc. (I)	128,085	1,020,837

		17,085,020
Software - 4.4%
ACI Worldwide, Inc. (I)	21,014	1,136,017
Advent Software, Inc. (L)	21,940	696,595
ANSYS, Inc. (I)	49,125	4,250,295
Cadence Design Systems, Inc. (I)(L)	150,896	2,037,096
CommVault Systems, Inc. (I)	23,347	2,050,567
Compuware Corp.	114,062	1,277,494
Concur Technologies, Inc. (I)(L)	25,012	2,763,826
FactSet Research Systems, Inc. (L)	21,427	2,337,686
Fair Isaac Corp.	18,732	1,035,505
Informatica Corp. (I)	57,523	2,241,671
Mentor Graphics Corp.	51,171	1,195,866
MICROS Systems, Inc. (I)(L)	40,758	2,035,455
PTC, Inc. (I)	63,530	1,806,158
Rovi Corp. (I)	54,023	1,035,621
SolarWinds, Inc. (I)	34,870	1,222,542
Solera Holdings, Inc.	36,566	1,933,244
Synopsys, Inc. (I)	82,053	3,093,398
TIBCO Software, Inc. (I)	81,184	2,077,499

		34,226,535

		122,382,592
Materials - 6.9%
Chemicals - 2.8%
Albemarle Corp.	43,244	2,721,777
Ashland, Inc.	38,233	3,535,788
Cabot Corp.	31,561	1,347,970
Cytec Industries, Inc.	19,390	1,577,570
Intrepid Potash, Inc. (L)	29,539	463,172
Minerals Technologies, Inc.	18,418	909,297
NewMarket Corp. (L)	6,084	1,751,644
Olin Corp. (L)	42,617	983,174
RPM International, Inc.	70,600	2,555,720
Sensient Technologies Corp.	26,585	1,273,156
The Scotts Miracle-Gro Company, Class A (L)	23,348	1,284,840

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Valspar Corp.	42,840	$2,717,341

		21,121,449
Construction Materials - 0.6%
Eagle Materials, Inc.	26,342	1,911,112
Martin Marietta Materials, Inc.	24,573	2,412,331

		4,323,443
Containers & Packaging - 1.7%
Aptargroup, Inc. (L)	35,218	2,117,658
Greif, Inc., Class A	16,173	792,962
Packaging Corp. of America	52,217	2,981,069
Rock-Tenn Company, Class A	38,243	3,872,869
Silgan Holdings, Inc.	23,281	1,094,207
Sonoco Products Company	53,327	2,076,553

		12,935,318
Metals & Mining - 1.5%
Carpenter Technology Corp. (L)	28,103	1,633,065
Commercial Metals Company	62,161	1,053,629
Compass Minerals International, Inc. (L)	17,779	1,356,004
Reliance Steel & Aluminum Company	40,918	2,998,062
Royal Gold, Inc.	34,569	1,682,128
Steel Dynamics, Inc.	117,334	1,960,651
Worthington Industries, Inc.	28,085	966,967

		11,650,506
Paper & Forest Products - 0.3%
Domtar Corp. (L)	17,444	1,385,402
Louisiana-Pacific Corp. (I)	74,557	1,311,458

		2,696,860

		52,727,576
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (I)	77,322	2,309,222
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	52,374	1,547,652

		3,856,874
Utilities - 4.8%
Electric Utilities - 2.0%
Cleco Corp.	32,122	1,440,350
Great Plains Energy, Inc.	81,719	1,814,162
Hawaiian Electric Industries, Inc. (L)	52,674	1,322,117
IDACORP, Inc.	26,694	1,291,990
NV Energy, Inc.	125,209	2,956,184
OGE Energy Corp.	105,417	3,804,500
PNM Resources, Inc.	42,322	957,747
Westar Energy, Inc.	67,502	2,068,936

		15,655,986
Gas Utilities - 1.4%
Atmos Energy Corp.	48,169	2,051,518
National Fuel Gas Company	44,440	3,055,694
Questar Corp. (L)	93,055	2,092,807
UGI Corp.	60,638	2,372,765
WGL Holdings, Inc.	27,494	1,174,269

		10,747,053
Multi-Utilities - 1.1%
Alliant Energy Corp.	58,958	2,921,369
Black Hills Corp.	23,661	1,179,737
MDU Resources Group, Inc.	100,350	2,806,790

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Vectren Corp.	43,743	$1,458,829

		8,366,725
Water Utilities - 0.3%
Aqua America, Inc. (L)	93,785	2,319,297

		37,089,061

TOTAL COMMON STOCKS (Cost $475,031,065)		$750,779,313

SECURITIES LENDING COLLATERAL - 17.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	13,178,905	131,897,118

TOTAL SECURITIES LENDING
COLLATERAL (Cost $131,891,981)		$131,897,118

SHORT-TERM INVESTMENTS - 2.5%

Repurchase Agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $19,421,000 on 10/01/2013,
collateralized by $17,010,000 U.S. Treasury
Bond, 4.500% due 08/15/2039 (valued at
$19,813,996, including interest)	$19,421,000	$19,421,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,421,000)		$19,421,000

Total Investments (Mid Cap Index Trust)
(Cost $626,344,046) - 117.5%		$902,097,431
Other assets and liabilities, net - (17.5%)		(134,426,953)

TOTAL NET ASSETS - 100.0%		$767,670,478

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Consumer Discretionary - 24.2%
Auto Components - 1.8%
Allison Transmission Holdings, Inc.	361,163	$9,047,133
Tenneco, Inc. (I)	136,325	6,884,413

		15,931,546
Hotels, Restaurants & Leisure - 7.2%
Bloomin’ Brands, Inc. (I)	450,014	10,624,831
Buffalo Wild Wings, Inc. (I)(L)	63,545	7,067,470
Burger King Worldwide, Inc. (L)	437,282	8,535,745
Life Time Fitness, Inc. (I)(L)	205,220	10,562,673
Melco Crown Entertainment, Ltd., ADR (I)	341,080	10,856,576
Starwood Hotels & Resorts Worldwide, Inc.	121,520	8,075,004
Wyndham Worldwide Corp.	146,312	8,920,643

		64,642,942
Household Durables - 3.4%
Lennar Corp., Class A (L)	186,725	6,610,065
PulteGroup, Inc.	432,616	7,138,164
Taylor Morrison Home Corp., Class A (I)	301,886	6,837,718
Whirlpool Corp. (L)	71,230	10,430,921

		31,016,868
Internet & Catalog Retail - 3.3%
Groupon, Inc. (I)	596,200	6,683,402

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HomeAway, Inc. (I)(L)	309,228	$8,658,384
TripAdvisor, Inc. (I)(L)	186,419	14,138,017

		29,479,803
Media - 1.0%
IMAX Corp. (I)(L)	285,690	8,639,266
Specialty Retail - 3.7%
Dick’s Sporting Goods, Inc.	238,420	12,726,860
DSW, Inc., Class A	71,928	6,136,897
Francesca’s Holdings Corp. (I)(L)	151,900	2,831,416
Lumber Liquidators Holdings, Inc. (I)(L)	45,971	4,902,807
Pier 1 Imports, Inc.	355,800	6,945,216

		33,543,196
Textiles, Apparel & Luxury Goods - 3.8%
Lululemon Athletica, Inc. (I)(L)	226,475	16,553,058
PVH Corp.	60,130	7,136,830
Samsonite International SA	3,746,380	10,447,735

		34,137,623

		217,391,244
Consumer Staples - 5.9%
Beverages - 0.9%
Monster Beverage Corp. (I)	154,910	8,094,048
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	172,810	10,109,385
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (I)(L)	127,340	9,592,522
WhiteWave Foods Company, Class A (I)(L)	478,664	9,558,920

		19,151,442
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	122,104	8,039,327
Personal Products - 0.9%
Coty, Inc., Class A	473,092	7,668,821

		53,063,023
Energy - 4.2%
Energy Equipment & Services - 1.7%
Patterson-UTI Energy, Inc.	433,954	9,277,937
Trican Well Service, Ltd.	457,560	6,223,402

		15,501,339
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	200,260	7,473,703
Cobalt International Energy, Inc. (I)	152,223	3,784,264
Pioneer Natural Resources Company	56,595	10,685,136

		21,943,103

		37,444,442
Financials - 5.3%
Diversified Financial Services - 1.2%
IntercontinentalExchange, Inc. (I)(L)	47,242	8,570,644
Silver Eagle Acquisition Corp. (I)	221,100	2,244,165

		10,814,809
Insurance - 3.1%
Aon PLC	93,575	6,965,723
Assured Guaranty, Ltd.	379,900	7,123,125
The Hanover Insurance Group, Inc.	123,951	6,856,969
XL Group PLC	216,267	6,665,349

		27,611,166

222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.0%
Host Hotels & Resorts, Inc.	540,693	$9,554,045

		47,980,020
Health Care - 12.6%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (I)	13,600	870,536
Cubist Pharmaceuticals, Inc. (I)	61,860	3,931,203
Regeneron Pharmaceuticals, Inc. (I)(L)	32,954	10,310,318

		15,112,057
Health Care Equipment & Supplies - 2.8%
DexCom, Inc. (I)	327,229	9,237,675
HeartWare International, Inc. (I)	85,694	6,273,658
Hologic, Inc. (I)	458,111	9,459,992

		24,971,325
Health Care Providers & Services - 3.3%
Acadia Healthcare Company, Inc. (I)(L)	189,220	7,460,945
Catamaran Corp. (I)	266,418	12,241,907
Envision Healthcare Holdings, Inc. (I)	58,400	1,520,152
Team Health Holdings, Inc. (I)	221,598	8,407,428

		29,630,432
Life Sciences Tools & Services - 1.5%
Covance, Inc. (I)(L)	99,639	8,614,788
Illumina, Inc. (I)(L)	59,070	4,774,628

		13,389,416
Pharmaceuticals - 3.3%
Actavis PLC (I)	66,778	9,616,032
Forest Laboratories, Inc. (I)	206,060	8,817,307
Ono Pharmaceutical Company, Ltd.	97,410	6,001,141
Salix Pharmaceuticals, Ltd. (I)	81,300	5,437,344

		29,871,824

		112,975,054
Industrials - 15.6%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc. (I)	506,750	16,023,435
Airlines - 0.8%
Spirit Airlines, Inc. (I)	225,225	7,718,461
Building Products - 2.7%
Armstrong World Industries, Inc. (I)	233,648	12,841,294
Owens Corning (I)	291,458	11,069,575

		23,910,869
Commercial Services & Supplies - 1.7%
Platform Acquisition Holdings, Ltd. (I)	616,600	6,572,956
The ADT Corp.	217,930	8,861,034

		15,433,990
Construction & Engineering - 1.1%
KBR, Inc.	294,060	9,598,118
Electrical Equipment - 0.5%
Polypore International, Inc. (I)(L)	121,869	4,992,973
Machinery - 0.6%
Pall Corp.	75,560	5,821,142
Professional Services - 3.0%
IHS, Inc., Class A (I)	148,680	16,976,282
Nielsen Holdings NV	264,642	9,646,201

		26,622,483
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (I)	369,363	8,185,084

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (I)	521,184	$11,450,412
WESCO International, Inc. (I)(L)	144,130	11,030,269

		22,480,681

		140,787,236
Information Technology - 26.6%
Communications Equipment - 0.6%
Juniper Networks, Inc. (I)	291,232	5,783,868
Internet Software & Services - 10.4%
Akamai Technologies, Inc. (I)(L)	297,764	15,394,399
Angie’s List, Inc. (I)(L)	576,743	12,976,718
Bankrate, Inc. (I)(L)	467,863	9,623,942
Cornerstone OnDemand, Inc. (I)	91,470	4,705,217
IAC/InterActiveCorp	163,980	8,964,787
LinkedIn Corp., Class A (I)	44,545	10,960,743
OpenTable, Inc. (I)(L)	41,002	2,869,320
Pandora Media, Inc. (I)(L)	264,698	6,651,861
Shutterstock, Inc. (I)	50,000	3,636,000
Trulia, Inc. (I)(L)	253,573	11,925,538
Zillow, Inc., Class A (I)(L)	69,969	5,903,285

		93,611,810
IT Services - 2.0%
Acxiom Corp. (I)	170,803	4,849,097
Teradata Corp. (I)(L)	238,786	13,238,296

		18,087,393
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductor NV (I)	324,110	12,060,133
SunEdison, Inc. (I)(L)	751,092	5,986,203
Xilinx, Inc. (L)	49,776	2,332,503

		20,378,839
Software - 11.3%
Activision Blizzard, Inc.	656,743	10,947,906
Autodesk, Inc. (I)	358,960	14,778,383
Cadence Design Systems, Inc. (I)(L)	1,005,331	13,571,969
Concur Technologies, Inc. (I)(L)	99,871	11,035,746
FleetMatics Group PLC (I)(L)	240,262	9,021,838
Forgame Holdings, Ltd. (I)	29,900	196,613
Infoblox, Inc. (I)	101,352	4,238,541
NetSuite, Inc. (I)(L)	46,757	5,046,951
Red Hat, Inc. (I)	154,420	7,124,939
ServiceNow, Inc. (I)(L)	111,145	5,773,983
Splunk, Inc. (I)	73,876	4,435,515
Symantec Corp.	421,122	10,422,770
Workday, Inc., Class A (I)	58,641	4,745,816

		101,340,970

		239,202,880
Materials - 2.0%
Containers & Packaging - 0.8%
Rock-Tenn Company, Class A	68,905	6,978,009
Paper & Forest Products - 1.2%
KapStone Paper and Packaging Corp. (I)	101,245	4,333,286
Louisiana-Pacific Corp. (I)	388,585	6,835,210

		11,168,496

		18,146,505

TOTAL COMMON STOCKS (Cost $730,878,195)		$866,990,404

223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Industrials - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	616,600	0

TOTAL WARRANTS (Cost $6,166)		$0

SECURITIES LENDING COLLATERAL - 20.7%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	18,569,994	185,852,218

TOTAL SECURITIES LENDING
COLLATERAL (Cost $185,838,912)		$185,852,218

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.100% to
be repurchased at $34,900,097 on
10/01/2013, collateralized by $33,817,871
Federal Home Loan Mortgage Corp. -
Government National Mortgage
Association, 3.000% - 6.000% due
05/20/2026 - 03/20/2043 (valued at
$35,598,001, including interest)	$34,900,000	$34,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,900,000)		$34,900,000

Total Investments (Mid Cap Stock Trust)
(Cost $951,623,273) - 121.0%		$1,087,742,622
Other assets and liabilities, net - (21.0%)		(189,058,232)

TOTAL NET ASSETS - 100.0%		$898,684,390

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 8.4%
Auto Components - 0.7%
Visteon Corp. (I)	87,000	$6,580,680
Diversified Consumer Services - 0.6%
Apollo Group, Inc., Class A (I)	74,900	1,558,669
Strayer Education, Inc. (L)	100,005	4,152,208

		5,710,877
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	218,900	4,143,777
Leisure Equipment & Products - 1.7%
Hasbro, Inc. (L)	72,800	3,431,792
Mattel, Inc.	224,000	9,376,636
Sankyo Company, Ltd.	48,700	2,383,021

		15,191,449
Media - 3.6%
Cablevision Systems Corp., Class A	573,600	9,659,424
Charter Communications, Inc., Class A (I)	53,100	7,155,756
DreamWorks Animation
SKG, Inc., Class A (I)(L)	231,000	6,574,260
Scholastic Corp. (L)	57,824	1,656,658
The Washington Post Company, Class B	12,000	7,336,200

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Tribune Company (I)	14,300	$902,187

		33,284,485
Specialty Retail - 1.4%
CarMax, Inc. (I)	83,500	4,047,245
Murphy USA, Inc. (I)	6,675	269,603
The Gap, Inc.	205,100	8,261,428

		12,578,276

		77,489,544
Consumer Staples - 9.3%
Beverages - 0.5%
Beam, Inc.	33,700	2,178,705
Brown-Forman Corp., Class B	41,200	2,806,956

		4,985,661
Food & Staples Retailing - 2.7%
Sysco Corp. (L)	354,000	11,267,820
The Kroger Company	329,000	13,271,860

		24,539,680
Food Products - 3.9%
Archer-Daniels-Midland Company	307,200	11,317,248
Bunge, Ltd.	86,900	6,596,579
Flowers Foods, Inc.	268,200	5,750,208
Kellogg Company	109,900	6,454,427
McCormick & Company, Inc., Non
Voting Shares (L)	68,400	4,425,480
Tootsie Roll Industries, Inc. (L)	46,140	1,422,035

		35,965,977
Household Products - 0.6%
The Clorox Company	63,100	5,156,532
Personal Products - 1.6%
Avon Products, Inc.	720,900	14,850,540

		85,498,390
Energy - 9.1%
Energy Equipment & Services - 1.9%
Exterran Holdings, Inc. (I)(L)	576,422	15,891,955
SEACOR Holdings, Inc. (L)	19,600	1,772,624

		17,664,579
Oil, Gas & Consumable Fuels - 7.2%
CONSOL Energy, Inc. (L)	353,300	11,888,545
Hess Corp.	229,700	17,764,998
Murphy Oil Corp.	20,900	1,260,688
PBF Energy, Inc. (L)	225,200	5,055,740
QEP Resources, Inc.	56,600	1,567,254
Talisman Energy, Inc.	1,111,000	12,748,915
Valero Energy Corp.	55,800	1,905,570
WPX Energy, Inc. (I)(L)	717,400	13,817,124

		66,008,834

		83,673,413
Financials - 24.7%
Capital Markets - 7.2%
E*TRADE Financial Corp. (I)	1,156,644	19,084,626
Greenhill & Company, Inc.	15,009	748,649
Lazard, Ltd., Class A	480,700	17,314,814
Legg Mason, Inc. (L)	271,600	9,082,304
Northern Trust Corp.	373,500	20,314,665

		66,545,058

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 4.8%
BankUnited, Inc.	41,100	$1,281,909
CIT Group, Inc. (I)	321,300	15,669,801
Commerce Bancshares, Inc.	72,568	3,179,204
First Horizon National Corp.	1,008,449	11,082,855
M&T Bank Corp. (L)	9,500	1,063,240
SunTrust Banks, Inc.	176,200	5,712,404
WestAmerica Bancorp. (L)	124,300	6,182,682

		44,172,095
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	8,210	698,318
Insurance - 8.8%
Axis Capital Holdings, Ltd.	46,900	2,031,239
CNA Financial Corp.	225,000	8,590,500
Enstar Group, Ltd. (I)	10,238	1,398,511
Fidelity National Financial, Inc., Class A	266,500	7,088,900
First American Financial Corp.	465,200	11,327,620
Kemper Corp.	200,754	6,745,334
Loews Corp.	151,300	7,071,762
Marsh & McLennan Companies, Inc.	337,600	14,702,480
OneBeacon Insurance Group, Ltd., Class A (L)	120,935	1,785,001
The Progressive Corp.	314,500	8,563,835
White Mountains Insurance Group, Ltd.	20,300	11,522,686

		80,827,868
Real Estate Investment Trusts - 2.4%
General Growth Properties, Inc.	42,729	824,242
Vornado Realty Trust	80,300	6,750,018
Washington Real Estate Investment Trust	23,903	604,029
Weingarten Realty Investors	136,700	4,009,411
Weyerhaeuser Company	328,536	9,405,986

		21,593,686
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc., Class A (I)	128,800	2,439,472
The Howard Hughes Corp. (I)	9,805	1,101,788
The St. Joe Company (I)(L)	186,817	3,665,350

		7,206,610
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	431,198	5,359,791

		226,403,426
Health Care - 8.2%
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc.	22,300	1,831,722
Health Care Providers & Services - 3.8%
HealthSouth Corp. (L)	329,870	11,373,918
Humana, Inc.	43,300	4,041,189
Kindred Healthcare, Inc.	252,500	3,391,075
Quest Diagnostics, Inc. (L)	130,000	8,032,700
Select Medical Holdings Corp.	513,988	4,147,883
Tenet Healthcare Corp. (I)	102,300	4,213,737

		35,200,502
Life Sciences Tools & Services - 1.3%
Life Technologies Corp. (I)	162,300	12,144,909
Pharmaceuticals - 2.9%
Forest Laboratories, Inc. (I)	129,700	5,549,863
Hospira, Inc. (I)	405,500	15,903,710
Mallinckrodt PLC (I)(L)	107,100	4,722,039

		26,175,612

		75,352,745

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.3%
Aerospace & Defense - 2.4%
Raytheon Company	66,100	$5,094,327
Textron, Inc.	592,900	16,369,969

		21,464,296
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (L)	43,900	2,614,684
Airlines - 2.4%
Southwest Airlines Company	1,520,800	22,142,848
Commercial Services & Supplies - 1.0%
Cintas Corp. (L)	177,000	9,062,400
Electrical Equipment - 0.3%
The Babcock & Wilcox Company	90,434	3,049,434
Machinery - 1.0%
Ingersoll-Rand PLC	105,800	6,870,652
Xylem, Inc.	74,900	2,091,957

		8,962,609
Professional Services - 1.9%
ManpowerGroup, Inc.	241,900	17,595,806

		84,892,077
Information Technology - 8.2%
Communications Equipment - 0.8%
ADTRAN, Inc.	190,400	5,072,256
Tellabs, Inc.	1,257,600	2,854,752

		7,927,008
Electronic Equipment, Instruments & Components - 2.1%
AVX Corp.	187,200	2,457,936
Molex, Inc., Class A	432,527	16,557,134

		19,015,070
IT Services - 1.0%
Automatic Data Processing, Inc.	12,400	897,512
CoreLogic, Inc. (I)	152,300	4,119,715
Lender Processing Services, Inc.	126,700	4,215,309

		9,232,536
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	1,008,700	17,692,598
ASML Holding NV, ADR (L)	37,723	3,725,523
Broadcom Corp., Class A	338,000	8,791,380
Marvell Technology Group, Ltd.	163,900	1,884,850
ON Semiconductor Corp. (I)	388,800	2,838,240

		34,932,591
Software - 0.5%
FactSet Research Systems, Inc. (L)	39,900	4,353,090

		75,460,295
Materials - 8.9%
Chemicals - 2.1%
Celanese Corp., Series A	79,100	4,175,689
International Flavors & Fragrances, Inc.	75,000	6,172,500
The Scotts Miracle-Gro Company, Class A (L)	164,300	9,041,429

		19,389,618
Construction Materials - 1.1%
Vulcan Materials Company	198,607	10,289,829
Containers & Packaging - 2.7%
MeadWestvaco Corp.	308,200	11,828,716

225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Packaging Corp. of America	229,100	$13,079,319

		24,908,035
Metals & Mining - 2.9%
AngloGold Ashanti, Ltd., ADR (L)	55,700	739,696
Franco-Nevada Corp.	161,900	7,344,874
Gold Fields, Ltd., ADR	1,056,400	4,827,748
Lonmin PLC (I)(L)	495,661	2,566,479
Newmont Mining Corp.	295,000	8,289,500
Nucor Corp.	50,300	2,465,706

		26,234,003
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. (I)	62,500	1,099,375

		81,920,860
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	277,436	8,198,234
Utilities - 8.5%
Electric Utilities - 4.2%
American Electric Power Company, Inc.	148,800	6,450,480
Duke Energy Corp.	44,833	2,993,948
Entergy Corp.	88,300	5,579,677
FirstEnergy Corp.	276,611	10,082,471
Pepco Holdings, Inc. (L)	130,500	2,409,030
PPL Corp.	353,800	10,748,444

		38,264,050
Independent Power Producers & Energy Traders - 3.6%
Calpine Corp. (I)	462,900	8,994,147
Dynegy, Inc. (I)(L)	329,500	6,365,940
NRG Energy, Inc.	657,605	17,972,345

		33,332,432
Multi-Utilities - 0.7%
NiSource, Inc.	172,000	5,313,080
TECO Energy, Inc. (L)	81,200	1,343,048

		6,656,128

		78,252,610

TOTAL COMMON STOCKS (Cost $689,640,405)		$877,141,594

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	6,600	349,668

TOTAL PREFERRED SECURITIES (Cost $330,000)		$349,668

CONVERTIBLE BONDS - 0.4%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$659,000	$961,316
Materials - 0.3%
Alcoa, Inc. 5.250%, 03/15/2014	2,294,000	2,954,959

TOTAL CONVERTIBLE BONDS (Cost $4,210,381)		$3,916,275

SECURITIES LENDING COLLATERAL - 10.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	10,000,182	$100,083,826

TOTAL SECURITIES LENDING
COLLATERAL (Cost $100,080,277)		$100,083,826

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,002,071	1,002,071
T. Rowe Price Reserve Investment
Fund, 0.0316% (Y)	39,832,880	39,832,880

TOTAL SHORT-TERM INVESTMENTS (Cost $40,834,951)		$40,834,951

Total Investments (Mid Value Trust)
(Cost $835,096,014) - 111.3%		$1,022,326,314
Other assets and liabilities, net - (11.3%)		(103,801,201)

TOTAL NET ASSETS - 100.0%		$918,525,113

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 15.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.110%,
10/01/2013 *	$20,000,000	$20,000,000
BMW US Capital LLC 0.080%, 10/03/2013 *	25,000,000	24,999,889
BNP Paribas SA
0.080%, 10/02/2013 *	70,000,000	69,999,844
0.050%, 10/02/2013 *	60,000,000	59,999,917
Johnson & Johnson 0.030%, 10/07/2013 *	47,500,000	47,499,762
National Australia Funding 0.150%,
10/28/2013 *	50,000,000	49,994,375
Philip Morris International, Inc. 0.040%,
10/17/2013 *	31,500,000	31,499,440
Wal-Mart Stores, Inc. 0.030%, 10/02/2013 *	130,000,000	129,999,892

TOTAL COMMERCIAL PAPER (Cost $433,993,119)		$433,993,119

CORPORATE INTEREST-BEARING
OBLIGATIONS - 22.0%
American Honda Finance Corp.
0.296%, 11/08/2013 (P)(S)*	25,000,000	25,000,000
0.280%, 12/05/2013 (P)(S)*	21,000,000	21,000,000
ANZ National International, Ltd.
0.300%, 04/17/2014 (P)(S)*	25,000,000	25,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	11,407,000	11,688,484
Caterpillar Financial Services Corp. 6.125%,
02/17/2014 *	12,000,000	12,263,846
Credit Suisse New York
2.200%, 01/14/2014 *	42,000,000	42,222,523
1.228%, 01/14/2014 (P)*	17,000,000	17,043,346
General Electric Capital Corp.
5.650%, 06/09/2014 *	52,635,000	54,550,984
5.500%, 06/04/2014 *	19,931,000	20,621,813
International Bank for Reconstruction &
Development 0.035%, 10/15/2013 *	100,000,000	99,998,639
JPMorgan Chase & Company
4.650%, 06/01/2014 *	46,000,000	47,287,395
1.004%, 05/02/2014 (P)*	49,000,000	49,201,321
0.312%, 02/03/2014 (P)(S)*	30,000,000	30,000,000
National Australia Bank
0.989%, 04/11/2014 (P)(S)*	42,310,000	42,467,096
Sumitomo Mitsui Trust Holdings, Inc. 0.160%,
10/01/2013 *	50,000,000	50,000,000
The Coca-Cola Company 3.625%,
03/15/2014 *	19,500,000	19,791,543

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS (continued)
Westpac Banking Corp.
0.259%, 05/28/2014 (P)(S)*	$50,000,000	$50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $618,136,990)		$618,136,990

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.2%
U.S. Government - 23.7%
U.S. Treasury Bills
0.030%, 10/17/2013 *	210,000,000	209,997,222
0.052%, 10/24/2013 *	194,800,000	194,793,553
U.S. Treasury Notes
0.500%, 10/15/2013 *	40,000,000	40,005,347
0.625%, 07/15/2014 *	30,000,000	30,125,027
0.750%, 06/15/2014 *	50,000,000	50,231,384
2.375%, 09/30/2014 *	60,000,000	61,310,325
4.250%, 08/15/2014 *	75,000,000	77,663,175
U.S. Government Agency - 1.5%
Federal Home Loan Bank
0.035%, 10/25/2013 *	24,000,000	23,999,440
0.040%, 10/02/2013 *	19,100,000	19,099,979

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $707,225,452)		$707,225,452

CERTIFICATE OF DEPOSIT - 37.2%
Bank of Montreal
0.304%, 11/15/2013 (P)*	8,000,000	8,000,914
0.242%, 06/10/2014 (P)*	20,000,000	20,000,000
0.180%, 11/08/2013 *	40,000,000	40,000,000
0.070%, 10/03/2013 *	50,000,000	50,000,000
Bank of Nova Scotia
0.686%, 10/18/2013 (P)*	40,000,000	40,007,312
0.330%, 10/09/2013 *	30,000,000	30,000,000
0.240%, 04/11/2014 (P)*	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 10/21/2013 *	30,000,000	30,000,000
0.363%, 05/19/2014 (P)*	80,000,000	80,005,114
Barclays Bank PLC
0.402%, 03/13/2014 (P)*	20,000,000	20,000,000
0.384%, 03/13/2014 (P)*	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.270%, 12/31/2013 (P)*	103,000,000	103,000,000
Deutsche Bank AG
0.340%, 11/26/2013 *	42,000,000	42,000,652
0.340%, 02/26/2014 (P)*	60,000,000	60,000,000
National Bank of Canada 0.380%,
10/04/2013 *	21,000,000	21,000,000
Royal Bank of Canada
0.324%, 10/07/2013 (P)*	90,000,000	90,000,000
0.310%, 01/30/2014 (P)*	40,000,000	40,000,000
Sumitomo Mitsui Banking Corp.
0.400%, 04/11/2014 *	30,000,000	30,000,000
0.160%, 10/11/2013 *	50,000,000	50,000,000
Toronto-Dominion Bank
0.305%, 10/15/2013 *	25,000,000	25,000,000
0.260%, 01/06/2014 *	15,000,000	15,000,404
0.100%, 11/01/2013 *	90,000,000	90,000,000
Wells Fargo Bank NA
0.232%, 07/11/2014 (P)*	50,000,000	50,000,000

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Westpac Banking Corp.
0.280%, 04/28/2014 (P)*	$40,000,000	$40,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,044,014,396)		$1,044,014,396

Total Investments (Money Market Trust)
(Cost $2,803,369,957) - 99.8%		$2,803,369,957
Other assets and liabilities, net - 0.2%		6,515,601

TOTAL NET ASSETS - 100.0%		$2,809,885,558

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 25.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.160%,
10/04/2013 *	$4,000,000	$3,999,947
BMW US Capital LLC 0.100%, 10/07/2013 *	23,000,000	22,999,620
BNP Paribas Finance, Inc. 0.090%,
10/01/2013 *	24,000,000	24,000,000
Caisse Centrale Desjardins 0.135%,
10/16/2013 *	9,115,000	9,114,487
Chevron Corp. 0.030%, 10/02/2013 *	8,000,000	7,999,993
MetLife Short Term Funding LLC
0.100%, 10/28/2013 *	4,292,000	4,291,678
0.110%, 10/25/2013 *	4,730,000	4,729,653
National Rural Utilities
Cooperative Finance Corp.
0.090%, 10/02/2013 *	10,000,000	9,999,975
0.090%, 10/04/2013 *	13,000,000	12,999,903
Philip Morris International, Inc. 0.040%,
10/17/2013 *	5,330,000	5,329,905
Wal-Mart Stores, Inc.
0.030%, 10/02/2013 *	20,000,000	19,999,983
0.040%, 10/07/2013 *	2,410,000	2,409,984

TOTAL COMMERCIAL PAPER (Cost $127,875,128)		$127,875,128

CORPORATE INTEREST-BEARING
OBLIGATIONS - 18.3%
American Honda Finance Corp.
0.280%, 12/05/2013 (P)(S)*	4,000,000	4,000,000
0.296%, 11/08/2013 (P)(S)*	5,000,000	5,000,000
ANZ National International, Ltd.
0.300%, 04/17/2014 (P)(S)*	5,000,000	5,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	2,000,000	2,049,353
Caterpillar Financial Services Corp. 6.125%,
02/17/2014 *	2,000,000	2,043,974
Credit Suisse New York
1.228%, 01/14/2014 (P)*	3,000,000	3,007,649
2.200%, 01/14/2014 *	8,000,000	8,042,385
General Electric Capital Corp.
5.500%, 06/04/2014 *	4,100,000	4,242,107
5.650%, 06/09/2014 *	10,800,000	11,193,134
International Bank for Reconstruction &
Development 0.040%, 10/01/2013 *	5,000,000	5,000,000
JPMorgan Chase & Company
0.312%, 02/03/2014 (P)(S)*	5,000,000	5,000,000
1.004%, 05/02/2014 (P)*	9,655,000	9,694,551
4.650%, 06/01/2014 *	8,248,000	8,478,339
National Australia Bank
0.989%, 04/11/2014 (P)(S)*	6,000,000	6,022,278

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS (continued)
The Coca-Cola Company 3.625%,
03/15/2014 *	$3,597,000	$3,650,778
Westpac Banking Corp.
0.259%, 05/28/2014 (P)(S)*	8,000,000	8,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $90,424,548)		$90,424,548

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.6%
U.S. Government - 23.6%
U.S. Treasury Bills
0.025%, 10/31/2013 *	20,000,000	19,999,583
0.050%, 10/17/2013 *	30,000,000	29,999,333
0.058%, 10/24/2013 *	25,000,000	24,999,082
U.S. Treasury Notes
0.500%, 10/15/2013 *	5,000,000	5,000,668
0.625%, 07/15/2014 *	6,000,000	6,025,005
0.750%, 06/15/2014 *	12,000,000	12,055,532
1.000%, 05/15/2014 *	3,000,000	3,015,741
2.375%, 09/30/2014 *	10,000,000	10,218,388
4.250%, 08/15/2014 *	5,000,000	5,177,545

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $116,490,877)		$116,490,877

CERTIFICATE OF DEPOSIT - 33.3%
Bank of Montreal
0.160%, 12/10/2013 *	10,000,000	10,000,000
0.180%, 11/08/2013 *	7,240,000	7,240,000
0.242%, 06/10/2014 (P)*	5,000,000	5,000,000
0.304%, 11/15/2013 (P)*	1,500,000	1,500,171
Bank of Nova Scotia
0.240%, 04/11/2014 (P)*	5,000,000	5,000,000
0.330%, 10/09/2013 *	5,000,000	5,000,000
0.686%, 10/18/2013 (P)*	6,500,000	6,501,188
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.363%, 05/19/2014 (P)*	10,000,000	10,000,639
0.370%, 10/21/2013 *	10,000,000	10,000,000
Barclays Bank PLC
0.384%, 03/13/2014 (P)*	8,000,000	8,000,000
0.402%, 03/13/2014 (P)*	8,000,000	8,000,000
Canadian Imperial Bank of Commerce
0.270%, 12/31/2013 (P)*	7,000,000	7,000,000
Deutsche Bank AG
0.340%, 11/26/2013 *	8,000,000	8,000,124
0.340%, 02/26/2014 (P)*	10,000,000	10,000,000
National Bank of Canada 0.380%,
10/04/2013 *	4,000,000	4,000,000
Royal Bank of Canada
0.310%, 01/30/2014 (P)*	10,000,000	10,000,000
0.324%, 10/07/2013 (P)*	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.160%, 10/11/2013 *	14,000,000	14,000,000
0.400%, 04/11/2014 *	10,000,000	10,000,000
Toronto-Dominion Bank 0.260%, 01/06/2014 *	3,000,000	3,000,081
Wells Fargo Bank NA
0.232%, 07/11/2014 (P)*	8,000,000	8,000,000

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Westpac Banking Corp.
0.280%, 04/28/2014 (P)*	$4,000,000	$4,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $164,242,203)		$164,242,203

Total Investments (Money Market Trust B)
(Cost $499,032,756) - 101.1%		$499,032,756
Other assets and liabilities, net - (1.1%)		(5,350,601)

TOTAL NET ASSETS - 100.0%		$493,682,155

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.5%
Consumer Discretionary - 9.2%
Automobiles - 1.1%
General Motors Company (I)	200,720	$7,219,894
Media - 7.4%
British Sky Broadcasting Group PLC	442,614	6,238,508
Comcast Corp., Special Class A	37,717	1,635,786
LBI Media, Inc. (I)	18,890,178	8,311,678
Reed Elsevier PLC	725,500	9,772,224
Time Warner Cable, Inc.	65,310	7,288,596
Tribune Company (I)	33,131	2,090,235
Tribune Company, Class B (I)	20,315	1,264,609
Twenty-first Century Fox, Inc.	378,446	12,640,096

		49,241,732
Multiline Retail - 0.7%
Kohl’s Corp.	98,570	5,100,998
Specialty Retail - 0.0%
Murphy USA, Inc. (I)	1	20

		61,562,644
Consumer Staples - 12.6%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	122,107	4,909,922
Dr. Pepper Snapple Group, Inc. (L)	85,768	3,844,122
Pernod-Ricard SA	21,581	2,681,387

		11,435,431
Food & Staples Retailing - 5.1%
CVS Caremark Corp.	202,934	11,516,505
Tesco PLC	223,552	1,299,611
The Kroger Company	265,324	10,703,170
Wal-Mart Stores, Inc.	42,825	3,167,337
Walgreen Company	130,783	7,036,125

		33,722,748
Personal Products - 0.8%
Avon Products, Inc.	245,027	5,047,556
Tobacco - 5.0%
Altria Group, Inc.	181,811	6,245,208
British American Tobacco PLC	210,816	11,185,997
Imperial Tobacco Group PLC	164,870	6,108,445
Lorillard, Inc.	142,615	6,386,300
Philip Morris International, Inc.	42,024	3,638,858

		33,564,808

		83,770,543

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 11.0%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	148,016	$7,267,586
Ensco PLC, Class A	50,628	2,721,255
Transocean, Ltd.	140,210	6,239,345

		16,228,186
Oil, Gas & Consumable Fuels - 8.6%
Apache Corp.	126,450	10,765,953
BG Group PLC	283,870	5,426,556
BP PLC	700,723	4,916,186
CONSOL Energy, Inc. (L)	196,091	6,598,462
Marathon Oil Corp.	308,482	10,759,852
Murphy Oil Corp.	72,910	4,397,931
Petroleo Brasileiro SA, ADR (L)	202,360	3,134,556
Royal Dutch Shell PLC, A Shares	304,574	10,047,478
WPX Energy, Inc. (I)	54,372	1,047,205

		57,094,179

		73,322,365
Financials - 18.9%
Capital Markets - 0.5%
Morgan Stanley	128,392	3,460,164
Commercial Banks - 4.9%
Bond Street Holdings LLC, Class A (I)(S)	60,504	847,056
CIT Group, Inc. (I)	92,949	4,533,123
Columbia Banking System, Inc. (L)	21,477	530,482
Guaranty Bancorp	4,385	60,031
KB Financial Group, Inc.	107,686	3,761,089
PNC Financial Services Group, Inc.	153,294	11,106,150
Societe Generale SA	84,960	4,237,139
SunTrust Banks, Inc.	111,384	3,611,069
Wells Fargo & Company	97,150	4,014,238

		32,700,377
Diversified Financial Services - 3.8%
AET&D Holdings No 1, Ltd. (I)	534,996	0
Citigroup, Inc.	149,915	7,272,377
Deutsche Boerse AG	36,693	2,761,098
ING Groep NV (I)	460,189	5,221,870
JPMorgan Chase & Company	160,820	8,312,786
NYSE Euronext	49,297	2,069,488

		25,637,619
Insurance - 8.5%
ACE, Ltd.	104,562	9,782,821
Aegon NV	524,625	3,884,672
Alleghany Corp. (I)	16,794	6,879,662
American International Group, Inc.	292,435	14,221,114
CNO Financial Group, Inc.	2,173	31,291
MetLife, Inc.	128,550	6,035,423
White Mountains Insurance Group, Ltd.	20,381	11,568,663
Zurich Insurance Group AG (I)	15,579	4,012,292

		56,415,938
Real Estate Investment Trusts - 0.6%
Alexander’s, Inc.	13,593	3,889,229
Real Estate Management & Development - 0.6%
Canary Wharf Group PLC (I)	555,649	2,547,968
Forestar Group, Inc. (I)(L)	64,569	1,390,171

		3,938,139

		126,041,466

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 10.4%
Health Care Equipment & Supplies - 2.3%
Medtronic, Inc.	235,265	$12,527,861
Stryker Corp.	39,244	2,652,502

		15,180,363
Health Care Providers & Services - 2.7%
Cigna Corp.	150,531	11,569,813
UnitedHealth Group, Inc.	7,616	545,382
WellPoint, Inc.	68,580	5,733,974

		17,849,169
Pharmaceuticals - 5.4%
Eli Lilly & Company	50,772	2,555,355
Hospira, Inc. (I)	72,063	2,826,311
Merck & Company, Inc.	389,650	18,551,237
Pfizer, Inc.	156,836	4,502,762
Teva Pharmaceutical Industries, Ltd., ADR	198,019	7,481,158

		35,916,823

		68,946,355
Industrials - 4.3%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	100,004	6,740,270
Machinery - 2.0%
Caterpillar, Inc.	47,598	3,968,245
CNH Industrial NV (I)	69,394	889,980
Federal Signal Corp. (I)	140,014	1,801,980
Fiat Industrial SpA	242,845	3,114,493
Stanley Black & Decker, Inc.	40,226	3,643,269

		13,417,967
Marine - 1.3%
A.P. Moeller Maersk A/S, Series B	900	8,264,805

		28,423,042
Information Technology - 11.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	362,110	8,480,616
Computers & Peripherals - 3.5%
Apple, Inc.	29,690	14,154,708
Dell, Inc.	325,836	4,486,762
Hewlett-Packard Company	236,032	4,951,951

		23,593,421
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity, Ltd.	108,375	5,611,658
Internet Software & Services - 0.5%
Google, Inc., Class A (I)	3,876	3,395,027
Office Electronics - 1.3%
Xerox Corp.	831,744	8,558,646
Semiconductors & Semiconductor Equipment - 0.8%
Samsung Electronics Company, Ltd.	3,912	4,952,999
Software - 3.4%
Microsoft Corp.	486,616	16,209,179
Symantec Corp.	263,550	6,522,863

		22,732,042

		77,324,409
Materials - 5.0%
Containers & Packaging - 0.8%
MeadWestvaco Corp.	132,531	5,086,540

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 2.7%
Anglo American PLC	176,080	$4,329,959
Freeport-McMoRan Copper & Gold, Inc.	288,156	9,532,200
ThyssenKrupp AG (I)(L)	183,944	4,403,064

		18,265,223
Paper & Forest Products - 1.5%
Domtar Corp. (L)	25,220	2,002,972
International Paper Company	182,048	8,155,750

		10,158,722

		33,510,485
Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
Vodafone Group PLC	4,210,524	14,847,263
Utilities - 2.3%
Electric Utilities - 1.0%
Entergy Corp.	39,973	2,525,894
Exelon Corp.	128,775	3,816,891

		6,342,785
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.	192,854	5,270,700
Multi-Utilities - 0.5%
GDF Suez	145,486	3,656,746

		15,270,231

TOTAL COMMON STOCKS (Cost $458,107,091)		$583,018,803

CORPORATE BONDS - 2.3%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,897,460
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		3,897,460
Industrials - 0.7%
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	3,817,000	4,523,145
Information Technology - 0.5%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,596,045
10.500%, 03/01/2021 (S)	2,412,000	1,953,720

		3,549,765
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	113,000	120,063
11.750%, 07/15/2017 (S)	329,000	473,462

		593,525
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	2,853,480
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	3,941,000	88,673

		2,942,153

TOTAL CORPORATE BONDS (Cost $16,922,901)		$15,506,048

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 2.6%
Consumer Discretionary - 1.4%
Caesars Entertainment
Operating Company, Inc.
4.429%, 01/28/2018	$451,000	$403,645
5.429%, 01/28/2018	2,151,000	1,943,519
Cengage Learning Acquisitions, Inc.
4.750%, 07/03/2014 (H)	2,560,012	1,866,676
Clear Channel Communications, Inc.
3.829%, 01/29/2016	1,215,482	1,144,072
3.829%, 01/29/2016	148,468	137,457
6.929%, 01/30/2019	4,025,467	3,712,237

		9,207,606
Information Technology - 0.4%
Avaya, Inc.
4.762%, 10/26/2017	2,582,047	2,315,371
8.000%, 03/30/2018	630,332	596,227

		2,911,598
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.710%, 10/10/2017	7,466,240	5,016,380

TOTAL TERM LOANS (Cost $18,756,173)		$17,135,584

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,455,866	$14,570,600

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,569,805)		$14,570,600

SHORT-TERM INVESTMENTS - 6.3%
U.S. Government - 6.0%
U.S. Treasury Bills
0.020%, 12/05/2013 *	$1,000,000	$999,991
0.035%, 03/20/2014 *	6,000,000	5,999,292
0.045%, 03/06/2014 *	1,000,000	999,935
0.065%, 01/02/2014 *	6,000,000	5,999,844
0.070%, 11/07/2013 *	2,500,000	2,499,935
0.070%, 01/30/2014 *	3,600,000	3,599,910
0.070%, 02/13/2014 *	4,000,000	3,999,736
0.072%, 02/20/2014 *	6,000,000	5,999,706
0.075%, 10/10/2013 *	1,300,000	1,299,995
0.075%, 10/24/2013 *	5,000,000	4,999,920
0.085%, 10/17/2013 *	3,800,000	3,799,951

		40,198,215
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $1,743,000 on 10/01/2013,
collateralized by $1,805,000 U.S.Treasury
Note, 0.625% due 08/31/2017 (valued at
$1,777,925 including interest)	1,743,000	1,743,000

TOTAL SHORT-TERM INVESTMENTS (Cost $41,936,940)		$41,941,215

Total Investments (Mutual Shares Trust)
(Cost $550,292,910) - 100.9%		$672,172,250
Other assets and liabilities, net - (0.9%)		(6,302,407)

TOTAL NET ASSETS - 100.0%		$665,869,843

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Energy - 54.5%
Energy Equipment & Services - 2.5%
Dril-Quip, Inc. (I)	7,700	$883,575
Halliburton Company	24,563	1,182,708
National Oilwell Varco, Inc.	9,444	737,671
Patterson-UTI Energy, Inc.	58,477	1,250,238

		4,054,192
Oil, Gas & Consumable Fuels - 52.0%
Anadarko Petroleum Corp.	17,371	1,615,329
ARC Resources, Ltd.	78,300	1,996,933
Beach Energy, Ltd.	689,713	859,212
BG Group PLC	224,159	4,285,100
BP PLC, ADR	86,783	3,647,489
Cabot Oil & Gas Corp.	54,300	2,026,476
Canadian Natural Resources, Ltd.	34,570	1,086,385
Chevron Corp.	24,724	3,003,966
Cobalt International Energy, Inc. (I)	53,970	1,341,694
Concho Resources, Inc. (I)	29,525	3,212,615
CONSOL Energy, Inc. (L)	31,384	1,056,072
Denbury Resources, Inc. (I)	173,713	3,198,056
Enbridge, Inc.	65,376	2,728,794
EnCana Corp. (L)	28,154	486,521
EnCana Corp. (L)	24,297	421,067
EOG Resources, Inc.	19,729	3,339,725
EQT Corp.	8,864	786,414
Exxon Mobil Corp.	18,824	1,619,617
Galp Energia SGPS SA	71,560	1,192,556
Imperial Oil, Ltd.	64,402	2,831,112
Kosmos Energy, Ltd. (I)	116,266	1,195,214
Laredo Petroleum Holdings, Inc. (I)	75,028	2,226,831
Marathon Petroleum Corp.	16,090	1,034,909
MEG Energy Corp. (I)	34,730	1,198,295
New Hope Corp., Ltd	26,533	96,308
Occidental Petroleum Corp.	25,901	2,422,780
Oil Search, Ltd.	561,136	4,503,118
Ophir Energy PLC (I)	699,017	3,778,745
Painted Pony Petroleum, Ltd. (I)	40,400	316,909
Painted Pony Petroleum, Ltd. (I)	61,400	481,639
Petroleo Brasileiro SA, ADR	111,910	1,733,486
Peyto Exploration & Development Corp.	108,406	3,203,610
Phillips 66	44,160	2,553,331
Pioneer Natural Resources Company	10,616	2,004,301
Range Resources Corp.	30,575	2,320,337
Reliance Industries, Ltd.	53,076	697,164
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	44	1,158
Repsol SA	33,223	826,378
Repsol SA, ADR	20,477	505,987
Rosetta Resources, Inc. (I)	44,048	2,398,854
Salamander Energy PLC (I)	403,897	769,124
Southwestern Energy Company (I)	120,203	4,372,985
Statoil ASA, ADR (L)	52,619	1,193,399
Tullow Oil PLC	122,517	2,032,617

		82,602,612

		86,656,804
Industrials - 2.3%
Commercial Services & Supplies - 1.6%
Mineral Resources, Ltd.	249,209	2,534,611
Construction & Engineering - 0.7%
KBR, Inc.	33,100	1,080,384

		3,614,995

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)	20,031	$805,447
Materials - 37.8%
Chemicals - 8.8%
FMC Corp.	22,292	1,598,782
JSR Corp.	53,100	989,520
LyondellBasell Industries NV, Class A	21,261	1,556,943
Mitsui Chemicals, Inc.	580,000	1,596,753
Sociedad Quimica y Minera de
Chile SA, ADR	116,674	3,564,391
The Mosaic Company	109,153	4,695,762

		14,002,151
Construction Materials - 1.6%
CRH PLC (London Exchange)	34,823	833,676
Martin Marietta Materials, Inc.	16,303	1,600,466

		2,434,142
Metals & Mining - 27.4%
Allegheny Technologies, Inc. (L)	50,488	1,540,894
Anglo American PLC	92,651	2,278,368
Antofagasta PLC	252,901	3,356,900
Barrick Gold Corp.	60,100	1,119,089
BHP Billiton PLC	102,411	3,016,387
Compass Minerals International, Inc.	31,491	2,401,819
First Quantum Minerals, Ltd.	276,100	5,141,107
Fortescue Metals Group, Ltd.	339,543	1,506,798
Glencore Xstrata PLC (I)	200,757	1,095,094
Goldcorp, Inc.	115,022	2,991,722
Goldcorp, Inc. (New York Exchange)	39,390	1,024,855
Hudbay Minerals, Inc.	143,840	1,183,803
Iluka Resources, Ltd.	290,546	3,109,832
Medusa Mining, Ltd. (I)	490,591	1,021,349
Mongolian Mining Corp. (I)	2,792,560	500,195
New Gold, Inc. (I)	378,039	2,260,673
Nippon Steel & Sumitomo Metal Corp.	685,110	2,335,479
Rio Tinto PLC	91,453	4,478,831
Turquoise Hill Resources, Ltd. (I)	724,080	3,200,434

		43,563,629

		59,999,922
Utilities - 1.8%
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp. (I)	143,150	2,781,405
Pattern Energy Group, Inc. (I)	800	18,720

		2,800,125

		2,800,125

TOTAL COMMON STOCKS (Cost $148,997,386)		$153,877,293

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	314,451	3,147,089

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,147,001)		$3,147,089

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $630,000 10/01/2013,
collateralized by $650,000 Federal Home
Loan Bank, 0.450% due 03/18/2016 (valued
at $646,750, including interest).	$630,000	$630,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.100% to
be repurchased at $1,800,005 on
10/01/2013, collateralized by $1,738,078
Federal Home Loan Mortgage Corporate,
3.500% 01/01/2026 (valued at $1,836,001
including interest)	1,800,000	1,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,430,000)		$2,430,000

Total Investments (Natural Resources Trust)
(Cost $154,574,387) - 100.4%		$159,454,382
Other assets and liabilities, net - (0.4%)		(601,691)

TOTAL NET ASSETS - 100.0%		$158,852,691

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 45.3%
U.S. Government - 13.9%
Treasury Inflation Protected Securities,
Inflation Indexed
Note 2.000%, 07/15/2014	$27,352,505	$28,042,718
U.S. Treasury Bonds
3.125%, 02/15/2043	78,410,000	70,238,188
4.625%, 02/15/2040	37,370,000	43,927,277
5.375%, 02/15/2031	19,000,000	24,233,911
U.S. Treasury Notes
0.875%, 02/28/2017	145,870,000	146,097,849
1.250%, 03/15/2014	45,335,000	45,581,169
2.250%, 05/31/2014	25,575,000	25,940,646
2.625%, 04/30/2016	6,640,000	7,003,646
U.S. Treasury Strips, PO 3.346%,
05/15/2021 *	220,000	184,975

		391,250,379
U.S. Government Agency - 31.4%
Federal Home Loan Bank
5.250%, 06/18/2014	510,000	528,604
Federal Home Loan Mortgage Corp.
2.232%, 09/01/2035 (P)	33,342	34,830
2.379%, 07/01/2038 (P)	38,806	40,657
2.388%, 06/01/2038 (P)	55,019	57,621
2.408%, 01/01/2036 (P)	92,135	97,645
2.451%, 04/01/2037 (P)	114,386	121,201
2.475%, 07/01/2035 (P)	21,735	23,173
2.476%, 07/01/2035 (P)	37,204	39,240
2.493%, 10/01/2036 (P)	173,851	184,920
2.500%, 05/01/2028	6,852,029	6,897,264
2.509%, 06/01/2037 (P)	247,712	262,657
2.562%, 05/01/2037 (P)	34,437	36,728
2.598%, 01/01/2036 (P)	1,727	1,814
2.634%, 02/01/2035 (P)	65,358	68,962

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.687%, 02/01/2037 (P)	$92,037	$98,508
2.723%, 01/01/2037 (P)	40,036	42,743
2.781%, 09/01/2032 (P)	1,156	1,214
2.783%, 03/01/2036 (P)	72,228	75,907
2.859%, 02/01/2037 (P)	138,810	146,759
2.900%, 11/01/2035 (P)	21,221	22,672
2.952%, 02/01/2038 (P)	98,821	105,769
3.000%, 12/01/2042 to 01/01/2043	22,457,419	21,890,902
3.047%, 02/01/2037 (P)	35,825	38,167
3.500%, 03/01/2043	15,549,372	15,805,694
4.000%, 05/01/2026 to 12/01/2041	24,048,071	25,191,284
4.500%, 11/01/2018 to 12/01/2040	29,291,917	31,207,478
5.000%, 10/01/2018 to 08/01/2040	20,702,206	22,343,258
5.500%, 03/01/2018 to 12/01/2039	612,740	658,690
5.911%, 12/01/2036 (P)	44,909	48,352
5.941%, 10/01/2036 (P)	79,414	84,855
6.000%, 03/01/2014 to 08/01/2038	774,462	848,075
6.114%, 11/01/2036 (P)	26,194	28,447
6.115%, 10/01/2036 (P)	57,469	61,561
6.239%, 08/01/2036 (P)	30,193	32,816
6.500%, 05/01/2017 to 03/01/2037	322,963	362,463
7.000%, 02/01/2024 to 06/01/2032	10,514	12,238
7.500%, 05/01/2024 to 06/01/2024	1,593	1,842
10.500%, 05/01/2019	23	25
Federal National Mortgage Association
1.823%, 10/01/2033 (P)	36,104	37,095
1.962%, 06/01/2037 (P)	52,066	54,443
2.237%, 12/01/2035 (P)	7,031	7,378
2.305%, 07/01/2027 (P)	490	505
2.328%, 07/01/2035 (P)	31,109	32,875
2.375%, 08/01/2037 (P)	43,724	46,244
2.381%, 09/01/2035 (P)	112,669	117,989
2.386%, 07/01/2036 (P)	230,781	244,866
2.443%, 05/01/2038 (P)	150,215	160,726
2.465%, 08/01/2036 (P)	98,326	103,712
2.489%, 12/01/2035 (P)	8,461	8,941
2.499%, 09/01/2037 (P)	22,814	24,245
2.500%, 12/01/2027 to 04/01/2028	22,519,354	22,680,053
2.581%, 05/01/2038 (P)	121,118	127,631
2.591%, 11/01/2035 to 08/01/2038 (P)	107,021	113,471
2.594%, 05/01/2038 (P)	38,643	40,775
2.600%, 04/01/2038 (P)	49,915	52,674
2.770%, 12/01/2035 (P)	3,835	4,034
2.784%, 01/01/2037 (P)	56,229	60,057
2.819%, 12/01/2035 (P)	19,079	20,388
3.000%, 06/01/2027 to 05/01/2043	84,236,393	83,332,124
3.040%, 12/01/2036 (P)	90,265	96,076
3.500%, 01/01/2026 to 07/01/2043	59,459,093	61,029,018
4.000%, 06/01/2025 to 01/01/2042	90,439,885	95,106,567
4.375%, 10/15/2015	825,000	891,083
4.500%, 05/01/2019 to 07/01/2042	73,930,183	78,981,045
4.625%, 10/15/2014	660,000	690,509
5.000%, 05/01/2018 to 07/01/2041	55,044,161	59,717,699
5.500%, 11/01/2015 to 04/01/2040	42,937,270	46,975,639
5.560%, 01/01/2019 (P)	340	369
5.846%, 09/01/2036 (P)	19,772	21,161
6.000%, 09/01/2017 to 10/01/2039	36,217,411	39,778,544
6.500%, 11/01/2015 to 06/01/2039	6,767,315	7,533,718
7.000%, 12/01/2029 to 04/01/2037	16,425	18,669

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
2.500%, 05/20/2027 to 03/20/2043		$34,259,415	$33,735,431
3.000%, 01/20/2027 to 06/20/2043		67,864,825	68,292,260
3.500%, 09/15/2041 to 05/20/2043		54,896,475	56,644,073
4.000%, 10/20/2040 to 08/20/2042		25,458,044	26,962,988
4.500%, 01/15/2019 to 03/20/2041		26,596,535	28,699,031
5.000%, 01/15/2019 to 03/20/2041		17,219,839	18,809,966
5.500%, 02/15/2029 to 12/20/2039		10,027,514	11,065,158
6.000%, 12/15/2013 to 07/20/2039		7,274,991	8,072,753
6.500%, 12/15/2014 to 09/15/2038		2,777,241	3,179,520
7.000%, 04/15/2017 to 10/20/2036		1,058,396	1,249,291
9.250%, 10/15/2016 to 12/15/2019		2,547	2,948
9.750%, 07/15/2017 to 02/15/2021		2,454	2,942
10.250%, 11/15/2020		1,433	1,747
12.250%, 02/15/2015		66	70
12.750%, 06/20/2014 to 11/20/2014		71	73

			882,333,609

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,291,727,143)			$1,273,583,988

FOREIGN GOVERNMENT
OBLIGATIONS - 4.6%
Bermuda - 0.2%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	1,992,000
4.854%, 02/06/2024 (S)		1,220,000	1,214,433
5.603%, 07/20/2020 (S)		2,190,000	2,345,490

			5,551,923
Brazil - 1.0%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,073,750
6.000%, 05/15/2015 to 08/15/2050	BRL	6,738,000	7,292,351
10.000%, 01/01/2017 to 01/01/2023		46,238,000	20,447,492

			28,813,593
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$2,630,000	2,703,314
Italy - 0.4%
Republic of Italy
3.500%, 11/01/2017 to 06/01/2018	EUR	7,070,000	9,700,180
Mexico - 0.5%
Government of Mexico
2.500%, 12/10/2020	MXN	26,175,480	2,089,571
4.000%, 06/13/2019		16,173,346	1,410,177
6.500%, 06/10/2021		42,450,000	3,392,034
8.500%, 11/18/2038		82,745,000	7,293,369

			14,185,151
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$4,330,000	3,941,166
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		350,000	359,625
Russia - 0.5%
Government of Russia
6.800%, 12/11/2019	RUB	210,295,000	6,444,854
7.000%, 01/25/2023		105,445,000	3,213,646

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia (continued)
Government of Russia (continued)
7.400%, 06/14/2017	RUB	132,110,000	$4,175,135

			13,833,635
South Africa - 0.2%
Republic of South Africa
5.875%, 09/16/2025		$2,565,000	2,696,456
8.250%, 09/15/2017	ZAR	20,555,000	2,148,190

			4,844,646
Sweden - 0.2%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	43,610,000	6,221,857
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041		$6,425,000	6,201,731
10.000%, 06/17/2015	TRY	3,005,000	1,521,801

			7,723,532
United Kingdom - 1.1%
Government of United Kingdom
1.250%, 07/22/2018	GBP	19,110,000	30,530,312

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $133,227,839)			$128,408,934

CORPORATE BONDS - 28.5%
Consumer Discretionary - 4.5%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		$125,000	128,125
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,153,972
6.950%, 08/15/2037		5,815,000	7,315,293
COX Communications, Inc.
3.250%, 12/15/2022 (S)		2,195,000	1,950,014
8.375%, 03/01/2039 (S)		2,615,000	3,101,461
Delphi Corp.
5.000%, 02/15/2023		1,925,000	1,987,563
DIRECTV Holdings LLC
1.750%, 01/15/2018		5,120,000	4,937,580
2.400%, 03/15/2017		3,415,000	3,431,358
5.875%, 10/01/2019		1,750,000	1,954,475
DISH DBS Corp.
4.250%, 04/01/2018		1,925,000	1,927,406
5.125%, 05/01/2020		2,335,000	2,311,650
Dollar General Corp.
3.250%, 04/15/2023		3,080,000	2,806,182
4.125%, 07/15/2017		1,355,000	1,440,289
Eaton Corp.
4.000%, 11/02/2032 (S)		1,600,000	1,470,686
Ford Motor Credit Company LLC
5.750%, 02/01/2021		12,180,000	13,463,078
General Motors Financial Company, Inc.
6.750%, 06/01/2018		1,400,000	1,550,500
Hyatt Hotels Corp.
3.875%, 08/15/2016		4,495,000	4,777,861
Hyundai Capital America
1.875%, 08/09/2016 (S)		1,255,000	1,260,522
2.875%, 08/09/2018 (S)		2,110,000	2,128,100
Marriott International, Inc.
3.000%, 03/01/2019		1,970,000	1,995,009
Mohawk Industries, Inc.
3.850%, 02/01/2023		4,200,000	3,999,311

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	$2,470,000	$2,398,899
NBCUniversal Media LLC
2.875%, 01/15/2023	2,705,000	2,573,599
5.150%, 04/30/2020	5,325,000	6,040,217
Newell Rubbermaid, Inc.
2.050%, 12/01/2017	1,250,000	1,236,438
News America, Inc.
6.150%, 03/01/2037	7,135,000	7,758,000
7.850%, 03/01/2039	190,000	238,957
NVR, Inc.
3.950%, 09/15/2022	1,710,000	1,657,017
O’Reilly Automotive, Inc.
3.800%, 09/01/2022	860,000	846,443
4.875%, 01/14/2021	3,970,000	4,215,552
Omnicom Group, Inc.
3.625%, 05/01/2022	320,000	307,037
4.450%, 08/15/2020	575,000	601,564
6.250%, 07/15/2019	6,150,000	7,155,845
QVC, Inc.
4.375%, 03/15/2023	5,195,000	4,833,272
7.500%, 10/01/2019 (S)	400,000	430,471
SES SA
3.600%, 04/04/2023 (S)	2,185,000	2,055,298
Spectrum Brands, Inc.
9.500%, 06/15/2018	2,150,000	2,375,772
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,482,796
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	1,145,000	1,124,829
3.750%, 02/15/2023	1,615,000	1,512,380
4.000%, 03/15/2022	2,365,000	2,283,918
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	800,000	766,000
Viacom, Inc.
2.500%, 09/01/2018	495,000	494,201
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,629,269
Whirlpool Corp.
3.700%, 03/01/2023	585,000	566,341
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,763,628
WPP Finance UK
8.000%, 09/15/2014	80,000	85,279

		125,523,457
Consumer Staples - 1.5%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	4,765,201
9.250%, 08/06/2019	1,805,000	2,384,239
Avon Products, Inc.
4.600%, 03/15/2020	3,565,000	3,697,379
5.000%, 03/15/2023	3,745,000	3,769,612
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	966,395
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	2,040,680
4.100%, 03/15/2016	1,405,000	1,483,978
8.500%, 06/15/2019	1,365,000	1,700,030
ConAgra Foods, Inc.
3.200%, 01/25/2023	3,915,000	3,664,131
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,462,772

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	$3,595,000	$3,389,650
Reynolds American, Inc.
3.250%, 11/01/2022	2,170,000	1,998,377
7.625%, 06/01/2016	1,125,000	1,318,399
Rite Aid Corp.
9.250%, 03/15/2020	4,100,000	4,653,500
Tyson Foods, Inc.
4.500%, 06/15/2022	2,875,000	2,985,164

		42,279,507
Energy - 4.3%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,385,000	2,772,987
Antero Resources Finance Corp.
7.250%, 08/01/2019	675,000	712,125
9.375%, 12/01/2017	2,600,000	2,749,500
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	461,581
CNOOC Finance 2013, Ltd.
1.750%, 05/09/2018	1,270,000	1,228,048
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	133,376
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	750,270
DCP Midstream Operating LP
2.500%, 12/01/2017	955,000	946,222
3.250%, 10/01/2015	1,085,000	1,121,288
3.875%, 03/15/2023	1,890,000	1,720,467
Ecopetrol SA
4.250%, 09/18/2018	400,000	411,500
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	110,303
Energy Transfer Partners LP
3.600%, 02/01/2023	6,495,000	6,052,567
5.200%, 02/01/2022	3,120,000	3,281,223
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	2,968,741
7.550%, 04/15/2038	520,000	661,526
EQT Corp.
4.875%, 11/15/2021	4,800,000	4,956,706
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,611,125
7.288%, 08/16/2037	140,000	150,850
8.625%, 04/28/2034	2,365,000	2,826,175
MarkWest Energy Partners LP
4.500%, 07/15/2023	1,925,000	1,814,313
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,151,952
Nabors Industries, Inc.
2.350%, 09/15/2016 (S)	610,000	616,680
4.625%, 09/15/2021	2,155,000	2,166,805
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	104,000
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	2,998,583
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,144,013
8.150%, 04/15/2018	185,000	206,738
ONEOK Partners LP
3.200%, 09/15/2018	625,000	636,916
PDC Energy, Inc.
7.750%, 10/15/2022	1,000,000	1,060,000

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pemex Project Funding Master Trust
6.625%, 06/15/2035	$2,340,000	$2,471,063
Petrobras Global Finance BV
4.375%, 05/20/2023	2,080,000	1,903,549
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,876,048
5.875%, 03/01/2018	2,680,000	2,871,770
7.875%, 03/15/2019	2,366,000	2,724,054
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,083,200
Petroleos Mexicanos
3.500%, 07/18/2018	620,000	627,750
4.875%, 01/24/2022	4,240,000	4,324,800
5.500%, 06/27/2044	3,855,000	3,499,241
6.500%, 06/02/2041	1,775,000	1,839,338
Phillips 66
4.300%, 04/01/2022	2,710,000	2,763,794
Pioneer Natural Resources Company
3.950%, 07/15/2022	2,700,000	2,713,238
Plains All American Pipeline LP
2.850%, 01/31/2023	1,825,000	1,668,034
5.750%, 01/15/2020	2,165,000	2,462,112
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,228,372
5.000%, 09/01/2017	2,885,000	3,136,953
7.875%, 08/01/2019	360,000	434,036
Spectra Energy Capital LLC
3.300%, 03/15/2023	4,265,000	3,809,954
Swift Energy Company
7.875%, 03/01/2022	4,075,000	3,993,500
Talisman Energy, Inc.
3.750%, 02/01/2021	1,300,000	1,269,345
Transocean, Inc.
2.500%, 10/15/2017	3,180,000	3,189,130
5.050%, 12/15/2016	1,940,000	2,126,529
Valero Energy Corp.
9.375%, 03/15/2019	150,000	194,373
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,432,145
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,895,766
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,625,839
4.125%, 11/15/2020	2,275,000	2,303,387
6.300%, 04/15/2040	2,365,000	2,493,325

		120,487,225
Financials - 7.8%
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,220,592
American International Group, Inc.
4.125%, 02/15/2024	4,155,000	4,152,806
6.400%, 12/15/2020	685,000	807,472
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,158,993
Banco Santander Chile
3.875%, 09/20/2022 (S)	2,810,000	2,598,823
Bank of America Corp.
3.875%, 03/22/2017	2,795,000	2,973,206
5.625%, 07/01/2020	4,935,000	5,530,975
5.650%, 05/01/2018	13,785,000	15,559,805
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,512,660
4.300%, 05/15/2043	2,575,000	2,333,671

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA
2.700%, 08/20/2018	$3,775,000	$3,819,024
Boardwalk Pipelines LP
3.375%, 02/01/2023	3,895,000	3,580,327
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,320,238
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	5,640,000	5,671,246
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	3,074,288
Equity One, Inc.
3.750%, 11/15/2022	4,035,000	3,807,172
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,685,084
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,417,035
5.875%, 01/14/2038	1,935,000	2,135,721
6.875%, 01/10/2039	9,180,000	11,249,099
Genworth Holdings, Inc.
4.900%, 08/15/2023	2,050,000	2,059,125
Host Hotels & Resorts LP
3.750%, 10/15/2023	1,755,000	1,625,234
ING US, Inc.
2.900%, 02/15/2018	2,200,000	2,209,414
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	698,475
Intesa Sanpaolo SpA
3.125%, 01/15/2016	3,790,000	3,785,164
Invesco Finance PLC
3.125%, 11/30/2022	1,665,000	1,546,645
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	698,527
Jefferies Group, Inc.
3.875%, 11/09/2015	1,755,000	1,828,857
8.500%, 07/15/2019	2,460,000	2,978,659
JPMorgan Chase & Company
3.375%, 05/01/2023	3,210,000	2,912,305
4.500%, 01/24/2022	15,430,000	16,101,143
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,560,871
6.625%, 06/01/2020	2,330,000	2,640,459
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,370,872
5.500%, 07/28/2021	2,500,000	2,735,160
5.950%, 12/28/2017	7,600,000	8,600,061
6.625%, 04/01/2018	2,390,000	2,775,223
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,316,475
Principal Financial Group, Inc.
3.300%, 09/15/2022	785,000	762,898
6.050%, 10/15/2036	180,000	207,491
8.875%, 05/15/2019	200,000	259,291
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,874,024
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,722,446
RCI Banque SA
4.600%, 04/12/2016 (S)	3,700,000	3,903,874
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,192,232
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,429,168
5.000%, 06/01/2021	1,720,000	1,841,609

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Reinsurance Group of America, Inc. (continued)
5.625%, 03/15/2017	$2,275,000	$2,514,740
6.450%, 11/15/2019	705,000	823,038
State Street Corp.
3.100%, 05/15/2023	1,535,000	1,432,365
Sun Life Financial Global Funding LP
0.521%, 10/06/2013 (P)(S)	250,000	250,002
The Bank of New York Mellon Corp.
(4.500% to 06/20/2013, then 3 month
LIBOR + 2.460%)
06/20/2013 (Q)	3,325,000	2,876,125
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,377,664
2.900%, 07/19/2018	10,500,000	10,586,646
5.750%, 01/24/2022	1,900,000	2,107,187
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,705,525
Unum Group
5.625%, 09/15/2020	1,040,000	1,147,488
5.750%, 08/15/2042	1,560,000	1,610,720
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,420,000	2,281,767
Weingarten Realty Investors
3.500%, 04/15/2023	940,000	874,565

		219,831,771
Health Care - 1.1%
Actavis, Inc.
3.250%, 10/01/2022	4,160,000	3,901,676
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,210,000	1,123,425
Baxter International, Inc.
3.200%, 06/15/2023	2,620,000	2,557,463
Celgene Corp.
3.250%, 08/15/2022	820,000	777,873
5.250%, 08/15/2043	2,520,000	2,496,168
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,352,313
Express Scripts Holding Company
3.900%, 02/15/2022	1,845,000	1,869,716
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,399,898
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,591,597
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,293,254
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,639,168
Thermo Fisher Scientific, Inc.
1.850%, 01/15/2018	265,000	260,321
UnitedHealth Group, Inc.
4.625%, 11/15/2041	2,165,000	2,064,094

		31,326,966
Industrials - 2.3%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	3,695,000	3,464,063
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	2,910,000	2,924,550
Burlington Northern Santa Fe LLC
5.400%, 06/01/2041	1,525,000	1,587,019

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	$1,340,696	$1,531,745
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	374,598	423,295
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	936,700	990,560
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,131,313
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	524,954	609,603
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	833,636	889,906
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	514,405	550,413
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,571,632
2.800%, 11/01/2018 (S)	510,000	513,740
3.300%, 10/15/2022 (S)	755,000	717,912
5.250%, 10/01/2020 (S)	3,300,000	3,663,799
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,660,124
4.850%, 06/01/2021	2,730,000	2,815,859
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	5,585,000	5,864,027
Kansas City Southern Railway
4.300%, 05/15/2043 (S)	4,215,000	3,729,972
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	2,907,338
Owens Corning
4.200%, 12/15/2022	3,760,000	3,669,549
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,231,245
5.700%, 05/15/2041	3,950,000	4,235,783
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,094,938
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,462,705
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,920,000	2,817,800
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,935,000	2,714,875
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,883,253
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,211,002

		65,868,020
Information Technology - 1.0%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,159,699
Apple, Inc.
2.400%, 05/03/2023	8,890,000	8,050,748
Arrow Electronics, Inc.
3.000%, 03/01/2018	975,000	983,640

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Avnet, Inc.
4.875%, 12/01/2022	$4,125,000	$4,159,089
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,268,157
3.500%, 10/01/2022	2,190,000	2,074,287
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,614,828
Motorola Solutions, Inc.
3.500%, 03/01/2023	4,375,000	4,086,394
Xerox Corp.
6.350%, 05/15/2018	485,000	557,140

		26,953,982
Materials - 1.0%
ArcelorMittal
6.125%, 06/01/2018	5,325,000	5,644,500
Corp. Nacional del Cobre de Chile
4.500%, 08/13/2023 (S)	2,800,000	2,823,904
7.500%, 01/15/2019 (S)	260,000	313,864
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)	2,775,000	2,886,530
6.000%, 12/30/2019 (S)	2,095,000	2,376,206
International Paper Company
4.750%, 02/15/2022	6,135,000	6,463,486
9.375%, 05/15/2019	400,000	527,611
LYB International Finance BV
4.000%, 07/15/2023	1,075,000	1,066,203
LyondellBasell Industries NV
5.000%, 04/15/2019	2,520,000	2,774,538
Rock-Tenn Company
4.000%, 03/01/2023	2,280,000	2,209,963
Vale Overseas, Ltd.
4.375%, 01/11/2022	1,360,000	1,310,772

		28,397,577
Telecommunication Services - 3.3%
American Tower Corp.
3.400%, 02/15/2019	1,620,000	1,601,569
5.050%, 09/01/2020	3,410,000	3,538,298
7.250%, 05/15/2019	3,768,000	4,391,800
AT&T, Inc.
6.300%, 01/15/2038	3,535,000	3,820,038
6.450%, 06/15/2034	385,000	423,621
CC Holdings GS V LLC
3.849%, 04/15/2023	8,350,000	7,532,652
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,511,979
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)	4,560,000	4,560,000
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,839,513
4.347%, 06/15/2016 (S)	1,335,000	1,411,872
Qwest Corp.
7.500%, 10/01/2014	175,000	185,426
SBA Telecommunications, Inc.
8.250%, 08/15/2019	81,000	87,480
SBA Tower Trust
3.598%, 04/15/2018 (S)	3,575,000	3,560,543
4.254%, 04/15/2015 (S)	5,420,000	5,521,571
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	3,955,000	4,637,238
Telecom Italia Capital SA
7.175%, 06/18/2019	3,820,000	4,201,007

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU
3.192%, 04/27/2018	$4,220,000	$4,164,684
3.992%, 02/16/2016	1,485,000	1,538,554
6.221%, 07/03/2017	2,290,000	2,529,541
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,371,281
5.150%, 09/15/2023	4,165,000	4,465,892
6.400%, 09/15/2033	17,295,000	19,204,160
Verizon Wireless Capital LLC
8.500%, 11/15/2018	3,045,000	3,902,947

		94,001,666
Utilities - 1.7%
Appalachian Power Company
6.375%, 04/01/2036	2,010,000	2,256,983
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,622,681
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	973,009
FirstEnergy Corp.
2.750%, 03/15/2018	2,135,000	2,076,845
4.250%, 03/15/2023	2,930,000	2,680,675
7.375%, 11/15/2031	3,630,000	3,666,565
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)	1,040,000	1,035,602
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	4,315,000	4,417,861
Nevada Power Company
7.125%, 03/15/2019	915,000	1,135,423
NiSource Finance Corp.
5.950%, 06/15/2041	2,725,000	2,887,590
6.250%, 12/15/2040	1,315,000	1,438,813
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	2,624,437
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,629,532
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,443,157
PPL Capital Funding, Inc.
3.400%, 06/01/2023	3,060,000	2,852,810
3.500%, 12/01/2022	2,555,000	2,417,850
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,354,790
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	1,005,947
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,148,642
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	105,000	112,225
Tampa Electric Company
6.150%, 05/15/2037	235,000	274,987
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,288,723
6.572%, 11/01/2017	35,000	40,441

		46,385,588

TOTAL CORPORATE BONDS (Cost $789,049,328)		$801,055,759

MUNICIPAL BONDS - 6.0%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	1,807,035
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,430,026

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	$260,000	$291,985
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,180,140
City of Houston (Texas)
5.000%, 03/01/2023	1,765,000	2,060,496
City of New York (New York)
5.000%, 04/01/2023	1,865,000	2,150,699
5.846%, 06/01/2040	2,400,000	2,740,104
City Public Service Board of San Antonio
(Texas) 5.250%, 02/01/2024	3,605,000	4,311,652
Commonwealth of Massachusetts
4.500%, 08/01/2031	2,780,000	2,723,066
5.000%, 06/01/2023	1,215,000	1,421,538
5.250%, 09/01/2024	2,410,000	2,928,343
Commonwealth of Pennsylvania
5.000%, 07/01/2021	2,730,000	3,240,046
5.000%, 06/01/2024	5,090,000	5,903,280
5.000%, 04/01/2025	1,570,000	1,819,190
Commonwealth of Virginia
4.000%, 06/01/2024	2,335,000	2,580,922
5.000%, 06/01/2023	905,000	1,096,887
County of Harris, TX 5.000%, 10/01/2024	1,550,000	1,809,625
Dallas Independent School District (Texas)
4.000%, 08/15/2027	1,555,000	1,622,269
5.000%, 08/15/2029	1,655,000	1,842,925
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,443,582
District of Columbia
5.250%, 12/01/2034	2,610,000	2,845,239
5.591%, 12/01/2034	375,000	421,909
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	1,906,741
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	2,825,000	2,811,949
2.995%, 07/01/2020	3,160,000	2,955,643
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,316,532
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	115,423
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,059,108
Los Angeles Department of Water &
Power (California) 5.000%, 07/01/2043	2,780,000	2,908,130
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,169,582
5.888%, 07/01/2043	1,070,000	1,187,700
Massachusetts Bay Transportation
Authority 5.000%, 07/01/2020	2,040,000	2,424,050
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	2,824,434
New Jersey State Turnpike Authority
5.000%, 01/01/2029	2,050,000	2,184,255
New Jersey Transportation Trust Fund
Authority 5.250%, 12/15/2022	1,235,000	1,444,876
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	20,000	20,025
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	969,612

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	$2,185,000	$2,556,297
5.267%, 05/01/2027	3,925,000	4,385,324
5.508%, 08/01/2037	2,630,000	2,900,443
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	1,300,000	1,488,409
5.000%, 02/01/2025	1,315,000	1,477,981
New York State Dormitory Authority
4.000%, 12/15/2022	1,495,000	1,647,012
5.000%, 12/15/2024	2,440,000	2,822,616
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	4,235,000	4,376,788
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	6,265,000	5,748,764
Port Authority of New York & New Jersey
4.458%, 10/01/2062	7,660,000	6,455,312
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,759,343
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	969,158
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,122,087
State of California
4.000%, 09/01/2026	220,000	225,474
5.000%, 04/01/2043	485,000	496,795
State of Delaware 5.000%, 08/01/2024	3,060,000	3,673,561
State of Georgia
5.000%, 10/01/2021	4,690,000	5,652,623
5.000%, 07/01/2023	2,175,000	2,595,341
5.000%, 07/01/2024	1,175,000	1,387,393
5.000%, 07/01/2025	1,630,000	1,901,803
State of Hawaii 5.000%, 12/01/2023	4,670,000	5,444,753
State of Louisiana
5.000%, 07/15/2021	560,000	664,765
5.000%, 08/01/2021	1,315,000	1,561,326
State of Minnesota 5.000%, 03/01/2027	1,465,000	1,631,556
State of Oregon 5.892%, 06/01/2027	60,000	71,791
State of Washington 5.000%, 07/01/2024	2,255,000	2,616,792
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,271,558
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	2,803,447
University of Texas System
5.000%, 08/15/2043	3,695,000	3,900,738
University of Virginia 5.000%, 06/01/2043	905,000	969,436
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,472,582
Virginia College Building Authority
5.000%, 02/01/2022	1,010,000	1,202,789
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	552,605
Virginia Public School Authority
5.000%, 08/01/2023	3,125,000	3,658,656

TOTAL MUNICIPAL BONDS (Cost $174,771,055)		$168,434,336

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 1.5%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	$1,757,250	$1,737,481
Station Casinos LLC
5.000%, 03/01/2020	1,990,000	2,002,438
TWCC Holding Corp.
3.500%, 02/13/2017	4,375,000	4,377,682
Univision Communications, Inc.
4.000%, 03/02/2020	2,363,125	2,338,756
4.500%, 03/02/2020	3,116,486	3,100,124

		13,556,481
Consumer Staples - 0.2%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	4,551,172	4,535,242
HJ Heinz Company
3.500%, 06/05/2020	1,571,063	1,575,383

		6,110,625
Financials - 0.2%
Asurion LLC
4.500%, 05/24/2019	2,977,500	2,947,192
Nuveen Investments, Inc.
4.179%, 05/15/2017	3,383,809	3,346,587

		6,293,779
Health Care - 0.3%
Biomet, Inc.
3.839%, 07/25/2017	719,874	719,687
Capsugel Holdings US, Inc.
3.500%, 08/01/2018	3,785,219	3,774,178
HCA, Inc.
2.929%, 05/01/2018	3,578,988	3,570,040

		8,063,905
Information Technology - 0.1%
First Data Corp.
4.180%, 03/24/2017	2,951,102	2,933,395
Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	4,267,750	4,273,085

TOTAL TERM LOANS (Cost $40,968,209)		$41,231,270

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.1%
Commercial & Residential - 6.8%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.419%, 11/25/2035 (P)	246,941	244,876
Banc of America Commercial
Mortgage Trust, Inc., Series 2007-4,
Class AM 6.001%, 02/10/2051 (P)	2,425,000	2,656,180
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.480%, 02/20/2035 (P)	256,128	246,376
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	46,909	47,094
Series 2007-1, Class AAB,
5.422%, 01/15/2049	3,898,644	3,979,895
Series 2007-4, Class A4,
5.934%, 02/10/2051 (P)	3,050,000	3,410,318
Series 2008-1, Class A4,
6.395%, 02/10/2051 (P)	2,200,000	2,518,767

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Mortgage Securities
Series 2004-H, Class 2A2,
2.753%, 09/25/2034 (P)	$60,955	$60,431
Series 2004-I, Class 3A2,
2.863%, 10/25/2034 (P)	12,716	12,879
Series 2004-D, Class 2A2,
2.867%, 05/25/2034 (P)	23,491	22,944
Series 2005-B, Class 2A1,
2.875%, 03/25/2035 (P)	675,243	635,260
Series 2004-A, Class 2A2,
2.924%, 02/25/2034 (P)	44,650	44,074
Series 2005-J, Class 3A1,
3.144%, 11/25/2035 (P)	1,260,484	1,133,225
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.659%, 02/25/2036 (P)	2,239,306	1,560,142
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	114,550	116,269
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	421,442	423,771
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	13,646	13,640
Series 2006-PW12, Class A4,
5.856%, 09/11/2038 (P)	385,000	423,176
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.993%, 12/10/2049 (P)	3,165,000	3,601,203
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	6,067	6,057
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.220%, 03/27/2036 (P)(S)	28,439	28,315
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	280,515	284,912
Series 2008-C1, Class A3,
6.252%, 02/15/2041 (P)	1,795,000	2,033,853
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.579%, 04/25/2035	1,567,784	1,362,305
DSLA Mortgage Loan Trust
Series 2004-AR4, Class 2A1A,
0.541%, 01/19/2045	1,110,010	889,317
Series 2004-AR1, Class A1A,
1.021%, 09/19/2044	1,704,180	1,519,656
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.763%, 10/18/2054 (P)(S)	2,795,000	2,876,963
Series 2011-1A, Class A5,
3.263%, 10/18/2054 (P)(S)	575,000	587,793
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.274%, 04/25/2046 (P)(S)	4,155,000	3,801,422
Series 2013-K712, Class B,
3.483%, 05/25/2045 (P)(S)	1,530,000	1,438,277
Series 2013-K28, Class B,
3.614%, 06/25/2046 (P)(S)	2,235,000	1,968,749
Series 2013-K27, Class B,
3.617%, 01/25/2046 (P)(S)	2,120,000	1,871,517

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust (continued)
Series 2013-K24, Class B,
3.623%, 11/25/2045 (P)(S)	$1,230,000	$1,094,824
Series 2012-K711, Class B,
3.684%, 08/25/2045 (P)(S)	3,255,000	3,137,436
Series 2013-K26, Class B,
3.723%, 12/25/2045 (P)(S)	3,195,000	2,855,368
Series 2012-K23, Class B,
3.782%, 10/25/2045 (P)(S)	2,165,000	1,948,017
Series 2012-K22, Class B,
3.812%, 08/25/2045 (P)(S)	2,000,000	1,810,816
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.189%, 06/19/2035 (P)	520,032	518,577
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.419%, 06/25/2045 (P)	1,858,648	1,342,020
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	135,227	135,109
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	18,775	18,974
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	3,125,000	2,932,263
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,524,631
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.391%, 11/19/2036 (P)	8,344,945	6,006,224
Series 2005-2, Class 2A1A,
0.401%, 05/19/2035 (P)	610,834	496,542
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.918%, 10/15/2054 (P)(S)	860,000	871,347
Series 2012-3A, Class B1,
2.468%, 10/15/2054 (P)(S)	2,950,000	3,031,237
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.449%, 10/25/2035 (P)	1,369,359	1,156,475
Series 2005-4, Class A2,
0.509%, 10/25/2035	1,713,965	1,418,142
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.959%, 10/25/2036 (P)	4,828,219	3,854,030
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.369%, 06/25/2037 (P)	813,377	714,879
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2012-C8, Class A3,
2.829%, 10/15/2045	4,340,000	4,101,474
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	147,262	150,258
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	681,827
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,589,952	9,420,197
Series 2007-CB19, Class A4,
5.895%, 02/12/2049 (P)	4,823,000	5,394,960

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2007-CB19, Class AM,
5.895%, 02/12/2049 (P)	$2,995,000	$3,206,384
Series 2007-LD12, Class AM,
6.196%, 02/15/2051 (P)	3,250,000	3,548,568
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.479%, 10/25/2035 (P)	2,630,549	1,898,930
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,094,059
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,402,759
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,372,336
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	1,415,000	1,636,448
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	825,000	925,804
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	2,950,000	3,187,286
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	12,023,411
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,110,854
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,094,682
Series 2007-T27, Class A2,
5.816%, 06/11/2042 (P)	4,731	4,728
Series 2007-IQ15, Class A4,
6.107%, 06/11/2049 (P)	1,100,000	1,232,447
Series 2008-T29, Class A4,
6.459%, 01/11/2043 (P)	5,222,000	6,072,711
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	4,317,764	3,860,573
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	2,018,598	1,880,411
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	120,281	118,534
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.647%, 04/25/2037 (P)	1,816,056	1,630,377
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.588%, 03/15/2025 (P)	5,020	5,597
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A3,
5.558%, 03/15/2045 (P)	4,468,000	4,848,240
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,574,708
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,385,719
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.469%, 10/25/2045 (P)	366,942	335,162
Series 2005-AR11, Class A1C3,
0.689%, 08/25/2045 (P)	1,630,928	1,282,306

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR13, Class A1A3,
0.959%, 10/25/2045 (P)	$657,823	$638,456
Series 2005-AR12, Class 2A1,
2.573%, 09/25/2035 (P)	551,433	553,955
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.879%, 03/25/2036 (P)	1,381,951	1,077,242
Series 2005-AR2, Class 3A1,
2.662%, 03/25/2035 (P)	66,772	67,869
Series 2005-AR2, Class 2A2,
2.680%, 03/25/2035 (P)	130,976	132,111
Series 2003-O, Class 5A1,
4.815%, 01/25/2034 (P)	60,902	60,294
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%, 05/15/2045	3,300,000	3,113,811

		190,812,055
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.595%, 08/01/2028	2,209	2,149
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,650,702
Series K025, Class A1,
1.875%, 04/25/2022	2,778,575	2,722,442
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	1,944	39
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	6,770	1,781
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.210%, 03/16/2028 *	14,146	13,318
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	3,118,788	624,656
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	6,184,112	845,131
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	3,020,616	395,414
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,552,434	264,559
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	8,649,410	1,476,403
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	29,099	29,944

		8,026,538

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $191,228,920)		$198,838,593

ASSET BACKED SECURITIES - 5.2%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,129,428
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,032,227

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	$1,145,000	$1,152,948
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,427,203
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,927,239
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	309,370
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,544,770
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	4,635,000	4,542,022
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	2,000,000	2,037,386
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	13,480	13,506
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,018,888
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,694,695
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	340,113
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	354,291
CarMax Auto Owner Trust
Series 2013-3, Class A3,
0.970%, 04/16/2018	3,200,000	3,207,779
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	642,582
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,708,793
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	411,550
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.919%, 10/25/2032 (P)	4,639	4,276
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	219	218
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	14,037	11,846
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	1,780,000	1,782,120
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	8,332,038	8,307,758
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	2,936,000	2,909,784
Series 2010-B, Class A4,
1.740%, 01/17/2017	3,670,650	3,692,868
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.782%, 08/15/2019 (P)(S)	3,640,000	3,640,000

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.784%, 01/25/2034 (P)	$2,632,223	$2,094,608
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	7,658,713	8,225,465
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2
1.060%, 03/20/2019 (S)	3,355,000	3,357,238
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,382,656
Ford Credit Auto Owner Trust 2013-b
1.820%, 11/15/2019	1,745,000	1,742,189
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,612,262
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,694,421
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,481,985
GE Equipment Small Ticket LLC
Series 2013-1A, Class A3,
1.020%, 02/24/2017 (S)	4,270,000	4,275,987
Series 2011-1, Class A3,
1.450%, 01/21/2018 (S)	622,228	622,793
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.189%, 07/25/2037 (P)	1,855,361	1,552,970
Series 2005-11, Class 2A1,
0.459%, 10/25/2035 (P)	652,534	587,950
Series 2005-MTR1, Class A4,
0.549%, 10/25/2035 (P)	4,625,000	4,225,715
GSAA Trust, Series 2005-8, Class A3
0.609%, 06/25/2035 (P)	3,048,681	2,810,960
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	460,694
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,195,750
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	4,790,000	4,792,179
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	1,400,000	1,405,211
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	1,625,000	1,624,698
MVW
Owner Trust 2.150%, 04/22/2030 (S)	1,240,031	1,240,788
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%, 11/15/2017	2,395,000	2,399,565
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,101,288
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,288,384	1,782,630
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	9,566	9,134

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	$2,327,879	$2,321,187
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	2,968,647	2,967,323
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,441,191
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	3,610,000	3,559,099
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,867,858
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,860,000	1,892,822
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	429,860	445,348
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	2,705,000	2,719,245
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,382,005

TOTAL ASSET BACKED SECURITIES (Cost $146,860,959)		$147,118,874

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	4,609,250

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)		$4,609,250

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
T. Rowe Price Reserve Investment
Fund, 0.0316% (Y)	39,611,845	39,611,845
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at
0.000% to be repurchased at $179,688
on 10/01/2013, collateralized by
$205,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $188,728, including interest)	179,688	179,688
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at
0.000% to be repurchased at $114,000
on 10/01/2013, collateralized by
$120,000 U.S. Treasury Notes, 1.375%
due 12/31/2018 (valued at $119,850,
including interest)	114,000	114,000

		293,688

TOTAL SHORT-TERM INVESTMENTS (Cost $39,905,533)		$39,905,533

Total Investments (New Income Trust)
(Cost $2,812,213,986) - 99.7%		$2,803,186,537
Other assets and liabilities, net - 0.3%		7,247,322

TOTAL NET ASSETS - 100.0%		$2,810,433,859

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Financials - 98.8%
Real Estate Investment Trusts - 98.8%
Diversified REITs - 11.3%
American Assets Trust, Inc.	86,501	$2,639,146
Duke Realty Corp.	497,398	7,679,825
Liberty Property Trust	234,695	8,355,142
Select Income REIT	227,475	5,868,855
Spirit Realty Capital, Inc.	434,964	3,992,970
Vornado Realty Trust	170,924	14,367,871

		42,903,809
Industrial REITs - 4.5%
DCT Industrial Trust, Inc.	917,964	6,600,161
Prologis, Inc.	281,062	10,573,552

		17,173,713
Office REITs - 12.5%
Boston Properties, Inc.	179,051	19,140,550
Douglas Emmett, Inc.	460,389	10,805,330
DuPont Fabros Technology, Inc.	302,428	7,793,570
Piedmont Office Realty Trust, Inc., Class A	368,772	6,401,882
SL Green Realty Corp.	35,919	3,191,044

		47,332,376
Residential REITs - 16.4%
American Campus Communities, Inc.	173,282	5,917,580
American Residential Properties, Inc. (I)	29,218	514,529
AvalonBay Communities, Inc.	127,453	16,198,002
BRE Properties, Inc.	74,911	3,802,482
Camden Property Trust	123,334	7,577,641
Colonial Properties Trust	70,320	1,581,497
Education Realty Trust, Inc.	286,055	2,603,101
Equity Residential	320,344	17,160,828
Post Properties, Inc.	152,956	6,886,079

		62,241,739
Retail REITs - 26.5%
Acadia Realty Trust	171,662	4,236,618
Alexander’s, Inc.	1,520	434,902
CBL & Associates Properties, Inc.	231,469	4,421,058
Cole Real Estate Investment, Inc.	500,230	6,132,820
Federal Realty Investment Trust	75,115	7,620,417
General Growth Properties, Inc.	99,239	1,914,320
Glimcher Realty Trust	633,349	6,175,153
National Retail Properties, Inc.	185,191	5,892,778
Regency Centers Corp.	227,090	10,979,802
Simon Property Group, Inc.	257,438	38,160,035
Taubman Centers, Inc.	120,440	8,106,816
Weingarten Realty Investors	208,947	6,128,416

		100,203,135
Specialized REITs - 27.6%
Chesapeake Lodging Trust	16,075	378,406
DiamondRock Hospitality Company	610,855	6,517,823
HCP, Inc.	255,436	10,460,104
Health Care REIT, Inc.	129,976	8,107,903
Healthcare Realty Trust, Inc.	425,304	9,828,775
Host Hotels & Resorts, Inc.	515,652	9,111,571
LaSalle Hotel Properties	247,934	7,071,078
LTC Properties, Inc.	103,808	3,942,628
Public Storage	146,988	23,598,923
Sunstone Hotel Investors, Inc.	326,900	4,164,706
Ventas, Inc.	349,120	21,470,880

		104,652,797

TOTAL COMMON STOCKS (Cost $367,589,669)		$374,507,569

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 09/301/2013 at 0.000% to be
repurchased at $4,008,000 on 10/01/2013,
collateralized by $3,685,000 Federal
National Mortgage Association, 5.000% due
03/15/2016 (valued at $4,090,398,
including interest)	$4,008,000	$4,008,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,008,000)		$4,008,000

Total Investments (Real Estate Securities Trust)
(Cost $371,597,669) - 99.9%		$378,515,569
Other assets and liabilities, net - 0.1%		366,381

TOTAL NET ASSETS - 100.0%		$378,881,950

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 106.8%
U.S. Government - 104.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (D)	$5,503,576	$5,648,045
0.125%, 04/15/2017 to 01/15/2023	10,778,243	10,776,058
0.125%, 07/15/2022 (C)	9,956,474	9,806,350
0.375%, 07/15/2023	1,204,512	1,198,018
0.500%, 04/15/2015 (C)	4,313,320	4,407,001
0.625%, 07/15/2021 to 02/15/2043	10,846,890	10,882,765
0.750%, 02/15/2042	310,134	265,189
1.250%, 04/15/2014 (C)	1,987,578	2,003,882
1.250%, 07/15/2020	3,749,375	4,101,464
1.375%, 01/15/2020	540,180	592,426
1.625%, 01/15/2015 (C)	1,958,144	2,023,773
1.750%, 01/15/2028	4,237,646	4,744,841
1.875%, 07/15/2015	240,218	253,618
2.000%, 07/15/2014 to 01/15/2016 (C)	10,622,948	11,130,077
2.000%, 01/15/2026	1,294,788	1,493,559
2.125%, 01/15/2019 (D)	4,787,790	5,434,515
2.375%, 01/15/2025 (C)	13,759,996	16,418,468
2.375%, 01/15/2027	695,082	836,216
2.625%, 07/15/2017	450,888	511,723
3.375%, 04/15/2032 (C)	6,975,982	9,765,831
3.875%, 04/15/2029	2,273,792	3,259,695
U.S. Treasury Note
0.250%, 01/31/2014 (D)	37,000	37,026

		105,590,540
U.S. Government Agency - 2.5%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019	600,000	606,920
Federal National Mortgage Association
3.000%, 08/01/2043	1,995,771	1,952,737

		2,559,657

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $106,492,529)		$108,150,197

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
Australia - 1.0%
New South Wales Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	521,393
2.750%, 11/20/2025		400,000	461,509

			982,902
Italy - 0.5%
Republic of Italy
1.700%, 09/15/2018	EUR	401,484	529,602
Mexico - 1.0%
Mexican Bonos De Proteccion Al Ahorro
3.990%, 01/04/2018 (P)	MXN	2,900,000	222,068
4.010%, 01/30/2020 (P)		10,300,000	785,835

			1,007,903
United Kingdom - 0.5%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	553,824

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,219,006)			$3,074,231

CORPORATE BONDS - 10.3%
Financials - 10.3%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$244,000	251,406
Ally Financial, Inc.
3.465%, 02/11/2014 (P)		500,000	502,520
Banco do Brasil SA
0.010%, 01/24/2014		900,000	897,917
Commonwealth Bank of Australia
0.751%, 06/25/2014 (P)(S)		5,300,000	5,319,684
Eksportfinans ASA
2.375%, 05/25/2016		100,000	96,750
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,044,155
ING Bank Australia, Ltd.
3.226%, 06/24/2014 (P)	AUD	600,000	561,133
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	103,750
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	99,872
Standard Chartered Bank
0.950%,10/01/2013		1,100,000	1,099,998
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	410,777

			10,387,962

TOTAL CORPORATE BONDS (Cost $10,209,211)			$10,387,962

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Commercial & Residential - 5.2%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.694%, 06/24/2050 (P)(S)		250,000	273,985
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.238%, 03/26/2037 (P)(S)		94,327	86,350
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		289,664	293,387

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.693%, 05/25/2033 (P)	$110,452	$110,302
Series 2005-1, Class 2A1,
2.797%, 03/25/2035 (P)	46,292	43,634
Bear Stearns Arm Trust, Series 2005-1,
Class 4A1 5.236%, 03/25/2035 (P)	295,796	281,281
CHL Mortgage Pass Through Trust,
Series 2004-J9, Class 2A5
5.500%, 01/25/2035	455,988	468,499
Citibank NA 2.720%, 12/31/2030	121,000	121,000
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.940%, 09/25/2035 (P)	50,609	50,219
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.349%, 05/25/2047 (P)	514,880	415,245
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.644%, 11/19/2033 (P)	31,671	30,687
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)	96,414	103,994
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.898%, 09/20/2044 (P)	109,941	175,847
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.399%, 06/25/2045 (P)	327,249	283,129
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.014%, 01/25/2035 (P)	32,001	31,433
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.568%, 10/15/2054 (S)	493,114	670,596
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.785%, 11/25/2035 (P)	83,770	72,332
JP Morgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.758%, 08/25/2035 (P)	71,146	70,044
Series 2007-A1, Class 1A1,
2.818%, 07/25/2035 (P)	77,435	76,728
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.285%, 12/25/2033 (P)	141,562	137,828
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.632%, 10/07/2020 (P)	172,986	173,977
Series 2010-R3, Class 2A,
0.742%, 12/08/2020 (P)	232,718	234,901
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.209%, 12/16/2049 (P)(S)	100,000	111,337
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.380%, 07/20/2036 (P)	85,216	76,285
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.559%, 01/25/2035 (P)	119,656	88,124
Series 2004-1, Class 4A2,
2.485%, 02/25/2034 (P)	215,686	215,846

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)	$113,040	$108,850
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.841%, 10/19/2034 (P)	151,500	148,546
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.439%, 11/25/2045 (P)	157,872	140,860
Series 2006-AR17, Class 1A1A,
0.963%, 12/25/2046 (P)	138,677	127,760
Series 2002-AR17, Class 1A,
1.353%, 11/25/2042 (P)	27,390	24,651
Series 2005-AR10, Class 3A1,
5.256%, 08/25/2035 (P)	13,884	13,394
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.632%, 08/15/2033 (P)	204,863	206,100
Series 278, Class F1,
0.632%, 09/15/2042 (P)	381,292	377,679
Federal National Mortgage Association
Series 2006-118, Class A2,
0.252%, 12/25/2036 (P)	81,531	79,788
Series 2004-63, Class FA,
0.329%, 08/25/2034 (P)	115,010	113,156
Series 2003-W8, Class 3F2,
0.529%, 05/25/2042 (P)	67,895	67,819
Series 2013-M4, Class X1 IO,
4.118%, 02/25/2018	3,462,131	486,886

		1,331,428

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,634,838)		$6,592,479

ASSET BACKED SECURITIES - 3.2%
Aquilae CLO PLC, Series 2006-1X,
Class A 0.572%, 01/17/2023 (P)	140,765	187,168
Bear Stearns Asset Backed
Securities, Inc., Series 2006-AQ1,
Class 2A1 0.259%, 10/25/2036 (P)	14,160	14,026
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.479%, 04/25/2034 (P)	84,135	69,572
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.330%, 03/20/2036 (P)	89,643	87,739
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.229%, 10/25/2036 (P)	5,901	2,864
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 0.578%, 04/11/2021 (P)(S)	344,475	457,212
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.966%, 07/25/2018 (P)	22,084	22,124
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.716%, 10/26/2020 (P)	118,890	118,892
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.439%, 09/25/2035 (P)	30,826	30,010

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	$193,661	$250,889
SLM Student Loan Trust
Series 2010-C, Class A1,
1.832%, 12/15/2017 (P)(S)	13,936	13,950
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)	70,505	70,654
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.619%, 02/25/2035 (P)	155,270	142,096
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.504%, 05/15/2019 (P)(S)	498,112	493,889
United States Small Business
Administration 5.902%, 02/10/2018	359,564	398,057
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.496%, 01/20/2022 (P)(S)	700,000	683,621
Wood Street CLO BV, Series II-A,
Class A1 0.587%, 03/29/2021 (P)(S)	139,804	185,891

TOTAL ASSET BACKED SECURITIES (Cost $3,109,107)		$3,228,654

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 0.125% (Expiration
Date: 10/13/2018; Strike Price: $75.00,
Counterparty: Morgan Stanley) (I)	5,200,000	406
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 1.680% (Expiration
Date: 04/14/2014; Strike Price: $101.00,
Counterparty: RBC Capital Markets) (I)	6,000	94
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 1.750% (Expiration
Date: 10/13/2018; Strike Price: $75.00,
Counterparty: Morgan Stanley) (I)	3,800,000	297
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 2.375% (Expiration
Date: 10/13/2018; Strike Price: $75.00,
Counterparty: Morgan Stanley) (I)	11,100,000	867
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 3.875% (Expiration
Date: 04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)	700,000	25,438

		27,102

TOTAL PURCHASED OPTIONS (Cost $37,217)		$27,102

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 64.0%

COMMERCIAL PAPER - 0.8%
Hewlett-Packard Company 0.950%,
10/30/2013 *	$800,000	$799,388
Repurchase Agreement - 63.2%
Repurchase Agreement with Barclays
Capital dated 09/30/2013 at 0.080% to
be repurchased at $10,000,022 on
10/01/2013, collateralized by
$10,213,000 Treasury Inflation
Protected Securities, 2.000% due
09/30/2020 (valued at $10,224,170,
including interest)	10,000,000	10,000,000
Repurchase Agreement with BNP Paribas
dated 09/30/2013 at 0.110% to be
repurchased at $10,000,031 on
10/01/2013, collateralized by
$10,553,336, Government National
Mortgage Association, 3.000% due
07/01/2043 (valued at $10,323,756,
including interest)	10,000,000	10,000,000
Repurchase Agreement with Credit Suisse
dated 09/03/2013 at 0.040% to be
repurchased at $8,500,283 on
10/03/2013, collateralized by
$8,897,000 U.S. Treasury Notes,
0.750% due 10/31/2017 (valued at
$8,701,592, including interest)	8,500,000	8,500,000
Repurchase Agreement with Credit Suisse
dated 09/30/2013 at 0.100% to be
repurchased at $10,000,028 on
10/01/2013, collateralized by
$10,203,000 U.S. Treasury Notes,
0.875% due 02/28/2017 (valued at
$10,231,123, including interest)	10,000,000	10,000,000
Repurchase Agreement with JPMorgan
Chase & Company dated 09/30/2013 at
0.090% to be repurchased at
$10,000,025 on 10/01/2013,
collateralized by $9,787,500
U.S. Treasury Note, 2.125% due
12/31/2015 (valued at $10,223,350,
including interest)	10,000,000	10,000,000
Repurchase Agreement with Royal Bank
of Canada dated 09/30/2013 at 0.090%
to be repurchased at $10,000,025 on
10/01/2013, collateralized by
$10,433,000 U.S. Treasury Notes,
0.750% due 03/31/2018 (valued at
$10,224,340, including interest)	10,000,000	10,000,000
Repurchase Agreement with Royal Bank
of Scotland dated 09/30/2013 at 0.080%
to be repurchased at $5,500,012 on
10/01/2013, collateralized by
$5,634,000 U.S. Treasury Notes,
1.500% due 03/31/2019 (valued at
$5,626,077, including interest)	5,500,000	5,500,000

		64,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $64,799,388)		$64,799,388

Total Investments (Real Return Bond Trust)
(Cost $194,501,296) - 193.8%		$196,260,013
Other assets and liabilities, net - (93.8%)		(94,980,979)

TOTAL NET ASSETS - 100.0%		$101,279,034

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.5%
Consumer Discretionary - 11.6%
Automobiles - 3.2%
Tesla Motors, Inc. (I)	65,375	$12,644,833
Toyota Motor Corp., ADR (L)	699	89,493

		12,734,326
Household Durables - 0.3%
iRobot Corp. (I)(L)	30,400	1,145,168
Internet & Catalog Retail - 8.1%
Amazon.com, Inc. (I)	48,175	15,061,432
Ctrip.com International, Ltd., ADR (I)	34,000	1,986,620
Groupon, Inc. (I)	285,165	3,196,700
Netflix, Inc. (I)	5,295	1,637,267
priceline.com, Inc. (I)	6,425	6,495,351
Rakuten, Inc.	151,700	2,305,159
Vipshop Holdings, Ltd., ADR (I)(L)	27,020	1,534,736

		32,217,265

		46,096,759
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
GrubHub, Inc. (I)(R)	19,603	167,370
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	20,000	1,351,800
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	53,500	2,098,270

		3,450,070
Industrials - 0.4%
Construction & Engineering - 0.2%
Quanta Services, Inc. (I)	24,370	670,419
Professional Services - 0.2%
RPX Corp. (I)	40,600	711,718

		1,382,137
Information Technology - 79.0%
Communications Equipment - 9.9%
Alcatel-Lucent, ADR (I)(L)	1,562,823	5,516,765
Aruba Networks, Inc. (I)(L)	258,255	4,297,363
Ciena Corp. (I)(L)	37,080	926,258
Cisco Systems, Inc.	655,475	15,351,225
F5 Networks, Inc. (I)	31,435	2,695,866
JDS Uniphase Corp. (I)(L)	115,300	1,696,063
Juniper Networks, Inc. (I)	38,752	769,615
Palo Alto Networks, Inc. (I)(L)	22,520	1,031,866
QUALCOMM, Inc.	107,270	7,225,707

		39,510,728
Computers & Peripherals - 7.1%
Apple, Inc.	9,600	4,576,800
Asustek Computer, Inc.	80,000	641,598
Dell, Inc.	458,900	6,319,053
Fusion-io, Inc. (I)	37,065	496,300
Lenovo Group, Ltd.	347,000	362,182
NEC Corp.	16,000	37,134
NetApp, Inc.	21,800	929,116
SanDisk Corp.	86,690	5,158,922
Seagate Technology PLC	85,745	3,750,486

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Western Digital Corp.	93,700	$5,940,580

		28,212,171
Electronic Equipment, Instruments & Components - 3.7%
Hirose Electric Company, Ltd.	10,900	1,678,856
IPG Photonics Corp. (L)	67,200	3,784,032
Jabil Circuit, Inc.	56,600	1,227,088
Keyence Corp.	3,500	1,333,113
Murata Manufacturing Company, Ltd.	9,100	697,305
National Instruments Corp.	31,400	971,202
Omron Corp.	27,900	1,009,709
RealD, Inc. (I)(L)	170,100	1,190,700
TPK Holding Company, Ltd.	4,000	36,412
Trimble Navigation, Ltd. (I)	93,200	2,768,972

		14,697,389
Internet Software & Services - 22.3%
Akamai Technologies, Inc. (I)	100,370	5,189,129
Angie’s List, Inc. (I)(L)	86,641	1,949,423
Baidu, Inc., ADR (I)	44,950	6,975,341
Bazaarvoice, Inc. (I)(L)	10,385	94,296
Dropbox, Inc. (I)(R)	7,441	85,572
eBay, Inc. (I)	4,975	277,555
Equinix, Inc. (I)(L)	11,900	2,185,435
Facebook, Inc., Class A (I)	259,240	13,024,218
Google, Inc., Class A (I)	26,910	23,570,738
LinkedIn Corp., Class A (I)	3,880	954,713
NetEase.com, Inc., ADR (L)	50,170	3,642,844
Pandora Media, Inc. (I)(L)	106,830	2,684,638
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	50,425	4,195,360
RealNetworks, Inc. (I)	82,200	703,632
Renren, Inc., ADR (I)(L)	745	2,511
SINA Corp. (I)	69,975	5,679,871
Trulia, Inc. (I)(L)	58,690	2,760,191
VeriSign, Inc. (I)(L)	58,500	2,977,065
Web.com Group, Inc. (I)	12,521	404,929
Yahoo Japan Corp.	266,000	1,514,582
Yahoo!, Inc. (I)	53,900	1,787,324
Yandex NV, Class A (I)	73,545	2,678,509
Yelp, Inc. (I)	78,945	5,224,580
Youku Tudou, Inc., Class A (I)	10	15

		88,562,471
IT Services - 3.8%
Accenture PLC, Class A	20,800	1,531,712
Automatic Data Processing, Inc.	3,165	229,083
Cognizant Technology
Solutions Corp., Class A (I)	12,100	993,652
Computer Sciences Corp.	18,500	957,190
Fiserv, Inc. (I)	11,070	1,118,624
Mastercard, Inc., Class A	4,145	2,788,673
The Western Union Company (L)	95,235	1,777,085
Visa, Inc., Class A	30,265	5,783,642

		15,179,661
Semiconductors & Semiconductor Equipment - 17.8%
Altera Corp.	132,200	4,912,552
Analog Devices, Inc.	23,040	1,084,032
Applied Materials, Inc.	341,140	5,983,596
ARM Holdings PLC, ADR (L)	49,700	2,391,564
ASML Holding NV, ADR	18,830	1,859,651
Atmel Corp. (I)	360,900	2,685,096
Avago Technologies, Ltd.	133,425	5,753,286
Broadcom Corp., Class A	45,000	1,170,450

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (I)(L)	29,300	$1,178,153
Freescale Semiconductor, Ltd. (I)(L)	108,720	1,810,188
Infineon Technologies AG	137,300	1,373,574
Intersil Corp., Class A	68,600	770,378
Lam Research Corp. (I)	58,260	2,982,329
Marvell Technology Group, Ltd.	302,770	3,481,855
MediaTek, Inc.	195,000	2,412,140
Mellanox Technologies, Ltd. (I)(L)	99,800	3,788,408
Micron Technology, Inc. (I)	310,410	5,422,863
NVIDIA Corp.	75,000	1,167,000
NXP Semiconductor NV (I)	79,800	2,969,358
ON Semiconductor Corp. (I)	482,600	3,522,980
Samsung Electronics Company, Ltd.	45	56,975
Semtech Corp. (I)	41,400	1,241,586
STR Holdings, Inc. (I)	195,300	435,519
SunPower Corp. (I)(L)	47,210	1,235,014
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,175,000	3,995,125
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	40,070	679,587
Texas Instruments, Inc.	52,855	2,128,471
Xilinx, Inc.	89,860	4,210,840

		70,702,570
Software - 14.4%
Activision Blizzard, Inc.	56,243	937,571
Adobe Systems, Inc. (I)	36,995	1,921,520
Aspen Technology, Inc. (I)	93,305	3,223,688
Autodesk, Inc. (I)	171,777	7,072,059
Check Point Software Technologies, Ltd. (I)	69,400	3,925,264
Citrix Systems, Inc. (I)	39,200	2,767,912
Electronic Arts, Inc. (I)	23,586	602,622
FireEye, Inc. (I)	3,146	130,653
Gigamon, Inc. (I)	22,297	861,556
Intuit, Inc. (L)	15,985	1,059,965
Microsoft Corp.	399,965	13,322,834
Nintendo Company, Ltd.	5,100	579,526
Oracle Corp.	90,300	2,995,251
Red Hat, Inc. (I)	136,700	6,307,338
Salesforce.com, Inc. (I)(L)	114,610	5,949,405
ServiceNow, Inc. (I)(L)	46,700	2,426,065
Symantec Corp.	34,091	843,752
Workday, Inc., Class A (I)	27,965	2,263,207

		57,190,188

		314,055,178
Materials - 0.3%
Chemicals - 0.3%
Monsanto Company	3,970	414,349
Nitto Denko Corp.	12,600	825,504

		1,239,853

		1,239,853
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	872,000	1,356,368

TOTAL COMMON STOCKS (Cost $294,716,453)		$367,747,735

PREFERRED SECURITIES - 1.1%
Information Technology - 1.1%
Internet Software & Services - 1.1%
Coupon.com, Inc. (I)(R)	85,758	235,552

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Internet Software & Services (continued)
Dropbox, Inc., Series A (I)(R)	9,241	$106,272
Dropbox, Inc., Series A1 (I)(R)	89,006	1,023,569
Twitter, Inc., Series E (I)(R)	125,031	3,218,298

		4,583,691

		4,583,691

TOTAL PREFERRED SECURITIES (Cost $1,693,195)		$4,583,691

INVESTMENT COMPANIES - 0.2%
Diversified Financials - 0.2%
WisdomTree Japan Hedged Equity Fund	13,200	632,676

TOTAL INVESTMENT COMPANIES (Cost $630,304)		$632,676

SECURITIES LENDING COLLATERAL - 8.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	3,540,625	35,435,287

TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,434,682)		$35,435,287

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 5.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$802,263	$802,263
T.Rowe Price Prime Reserve
Fund, 0.0316% (Y)	21,211,658	21,211,658

		22,013,921
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $2,984,000 on 10/01/2013,
collateralized by $3,060,000 Federal Home
Loan Bank, 0.450% due 03/18/2016 (valued
at $3,044,700, including interest)	2,984,000	2,984,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,997,921)		$24,997,921

Total Investments (Science & Technology Trust)
(Cost $357,472,555) - 109.0%		$433,397,310
Other assets and liabilities, net - (9.0%)		(35,964,444)

TOTAL NET ASSETS - 100.0%		$397,432,866

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.1%
U.S. Government - 19.9%
Treasury Inflation Protected Securities
1.875%, 07/15/2015	$8,406,510	$8,875,434
2.000%, 01/15/2016	5,884,600	6,292,844
U.S. Treasury Notes
0.625%, 08/31/2017	5,460,000	5,376,396
0.750%, 03/31/2018	5,660,000	5,541,049
0.875%, 02/28/2017	21,900,000	21,934,208
1.250%, 09/30/2015	6,350,000	6,467,081
2.125%, 05/31/2015	16,805,000	17,325,568
2.500%, 04/30/2015	11,825,000	12,246,727

		84,059,307

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 68.2%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	$20,409,000	$21,100,702
2.125%, 09/15/2015	10,520,000	10,864,982
2.375%, 07/22/2015	10,010,000	10,351,131
5.125%, 04/19/2017 (S)	18,310,000	20,872,283
Federal Farm Credit Bank
0.900%, 12/26/2017	3,890,000	3,820,159
0.970%, 09/05/2017	5,090,000	5,030,518
1.100%, 06/20/2017	5,340,000	5,310,480
1.240%, 11/13/2018	19,775,000	19,244,101
Federal Farm Credit Banks
0.390%, 10/01/2015	11,330,000	11,316,177
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,289,092
1.130%, 03/27/2018	9,000,000	8,802,297
1.150%, 07/25/2018	9,910,000	9,677,392
2.125%, 06/10/2016	2,365,000	2,456,100
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	9,395,000	9,143,082
1.200%, 03/20/2018	4,415,000	4,333,331
2.215%, 09/01/2042 (P)	1,794,615	1,836,346
2.835%, 11/01/2033 (P)	33,900	36,129
2.915%, 01/01/2037 (P)	308,524	330,217
4.281%, 09/01/2039 (P)	655,080	701,140
5.500%, 11/01/2035	274,088	296,430
6.000%, 11/01/2028 to 12/01/2028	131,662	145,491
6.500%, 11/01/2037 to 09/01/2039	1,323,552	1,468,449
7.000%, 04/01/2018 to 05/01/2032	280,214	325,249
9.500%, 08/01/2020	21,417	24,595
12.000%, 07/01/2020	616	652
Federal National Mortgage Association
0.520%, 05/20/2016	12,555,000	12,487,153
0.580%, 04/25/2016	1,865,000	1,857,219
0.625%, 11/14/2016	3,360,000	3,338,204
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,386,867
2.270%, 09/01/2033 (P)	181,422	191,623
2.361%, 09/01/2041 (P)	6,599,901	6,842,655
2.429%, 04/01/2042 (P)	5,029,709	5,191,452
2.485%, 02/01/2042 (P)	7,273,665	7,507,335
4.315%, 04/01/2048 (P)	7,695	8,141
5.000%, 04/01/2019 to 03/01/2025	1,264,797	1,351,212
5.500%, 04/01/2018 to 08/01/2040	6,911,586	7,539,989
6.000%, 10/01/2036 to 05/01/2037	3,483,757	3,830,003
6.500%, 02/01/2026 to 01/01/2039	10,489,142	11,637,444
7.000%, 07/01/2022 to 07/01/2034	596,367	687,043
7.500%, 09/01/2029 to 02/01/2031	170,361	200,666
8.000%, 11/01/2020 to 03/01/2033	305,746	372,638
8.500%, 08/01/2019	66,200	73,977
11.500%, 09/01/2019	618	674
12.000%, 10/01/2015 to 04/20/2016	10,600	11,339
12.500%, 09/20/2015	919	964
Government National Mortgage Association
3.750%, 10/20/2039 (P)	953,273	997,970
5.000%, 03/20/2040	134,929	147,647
6.000%, 09/15/2038 to 01/20/2039	648,009	719,002
6.500%, 02/15/2034 to 09/15/2034	472,387	540,004
7.500%, 02/15/2022 to 12/15/2027	149,971	177,071
8.000%, 12/15/2025	70,890	81,212
8.500%, 11/15/2015 to 06/15/2025	172,957	205,857
Tennessee Valley Authority
4.375%, 06/15/2015	12,775,000	13,638,782
4.500%, 04/01/2018	10,349,000	11,662,412

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
4.875%, 12/15/2016	$7,498,000	$8,421,829
5.500%, 07/18/2017	9,413,000	10,872,420

		287,757,329

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $369,922,769)		$371,816,636

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.4%
U.S. Government Agency - 7.4%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.432%, 07/25/2022	11,649,884	1,015,311
Series K017, Class X1 IO,
1.597%, 12/25/2021	5,679,107	510,478
Series K708, Class X1 IO,
1.643%, 01/25/2019	11,481,893	785,993
Series K709, Class X1 IO,
1.675%, 03/25/2019	6,730,946	476,396
Series K707, Class X1 IO,
1.693%, 12/25/2018	5,058,661	346,488
Series K706, Class X1 IO,
1.732%, 10/25/2018	15,664,968	1,081,102
Series K711, Class X1 IO,
1.833%, 07/25/2019	16,279,334	1,324,552
Series K710, Class X1 IO,
1.914%, 05/25/2019	5,303,338	441,964
Series 4094, Class QA,
3.000%, 11/15/2039	13,562,780	14,230,734
Series 3956, Class DJ,
3.250%, 10/15/2036	4,445,136	4,584,002
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	755,446
Series 3499, Class PA,
4.500%, 08/15/2036	431,197	450,462
Series 3947, Class PA,
4.500%, 01/15/2041	1,136,177	1,237,757
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	2,562,885	2,687,935
Series 2003-W14, Class 2A,
3.478%, 01/25/2043 (P)	858,375	923,660
Government National Mortgage Association,
Series 2012-114, Class IO
1.030%, 01/16/2053	4,030,859	387,313

		31,239,593

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $31,338,368)		$31,239,593

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Federal Home Loan
Mortgage Corp., Series Z (I)(L)	39,750	232,538
Federal National Mortgage
Association, Series S (I)	28,575	166,878

		399,416

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$399,416

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	20,109	201,259

TOTAL SECURITIES LENDING
COLLATERAL (Cost $201,250)		$201,259

SHORT-TERM INVESTMENTS - 4.6%

REPURCHASE AGREEMENT - 2.0%
Barclays Tri-Party Repurchase Agreement
dated 09/30/2013 at 0.060% to be
repurchased at $8,427,014 on 10/01/2013,
collateralized by $8,765,500 U.S. Treasury
Notes, 0.750% due 02/28/2018 (valued at
$8,595,638, including interest)	$8,427,000	$8,427,000
U.S. Government - 2.6%
U.S. Treasury Bill 0.032%, 03/20/2014 *	11,010,000	11,008,701

TOTAL SHORT-TERM INVESTMENTS (Cost $19,435,388)		$19,435,701

Total Investments (Short Term Government Income Trust)
(Cost $422,605,900) - 100.2%		$423,092,605
Other assets and liabilities, net - (0.2%)		(807,805)

TOTAL NET ASSETS - 100.0%		$422,284,800

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 16.9%
Auto Components - 2.3%
Dana Holding Corp.	263,072	$6,008,564
Tenneco, Inc. (I)(L)	105,799	5,342,850

		11,351,414
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (I)	70,533	3,074,533
Bloomin’ Brands, Inc. (I)	244,417	5,770,685
Buffalo Wild Wings, Inc. (I)(L)	35,154	3,909,828
Life Time Fitness, Inc. (I)(L)	85,884	4,420,449

		17,175,495
Household Durables - 2.1%
iRobot Corp. (I)(L)	73,670	2,775,149
Standard Pacific Corp. (I)(L)	378,154	2,991,198
Taylor Morrison Home Corp., Class A (I)	207,189	4,692,833

		10,459,180
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)(L)	104,927	2,937,956
HSN, Inc. (L)	91,505	4,906,498

		7,844,454
Media - 1.1%
IMAX Corp. (I)(L)	175,700	5,313,168
Multiline Retail - 0.3%
Tuesday Morning Corp. (I)	102,700	1,568,229
Specialty Retail - 3.6%
DSW, Inc., Class A	54,050	4,611,546
Five Below, Inc. (I)(L)	72,161	3,157,044
Francesca’s Holdings Corp. (I)(L)	103,352	1,926,481
Lumber Liquidators Holdings, Inc. (I)(L)	26,329	2,807,988

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pier 1 Imports, Inc.	263,207	$5,137,801

		17,640,860
Textiles, Apparel & Luxury Goods - 2.4%
Samsonite International SA	1,148,700	3,203,442
Skechers U.S.A., Inc., Class A (I)	157,516	4,900,323
Steven Madden, Ltd. (I)	66,670	3,588,846

		11,692,611

		83,045,411
Consumer Staples - 3.7%
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc. (L)	66,590	4,894,365
Food Products - 1.1%
WhiteWave Foods Company, Class A (I)(L)	275,488	5,501,495
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	77,562	5,106,682
Personal Products - 0.6%
Elizabeth Arden, Inc. (I)(L)	72,877	2,690,619

		18,193,161
Energy - 5.0%
Energy Equipment & Services - 1.0%
Painted Pony Petroleum, Ltd. (I)	125,500	984,457
Trican Well Service, Ltd.	271,970	3,699,141

		4,683,598
Oil, Gas & Consumable Fuels - 4.0%
Diamondback Energy, Inc. (I)	82,947	3,536,860
Painted Pony Petroleum, Ltd., Class A (I)	197,190	1,546,813
PDC Energy, Inc. (I)(L)	57,912	3,448,080
Rex Energy Corp. (I)(L)	189,770	4,231,871
Rosetta Resources, Inc. (I)(L)	77,320	4,210,847
SemGroup Corp., Class A	50,091	2,856,189

		19,830,660

		24,514,258
Financials - 2.3%
Capital Markets - 2.3%
Financial Engines, Inc. (L)	98,394	5,848,539
Virtus Investment Partners, Inc. (I)	16,080	2,615,251
WisdomTree Investments, Inc. (I)(L)	231,403	2,686,589

		11,150,379

		11,150,379
Health Care - 15.2%
Biotechnology - 6.2%
Algeta ASA (I)	72,760	2,810,295
Alnylam Pharmaceuticals, Inc. (I)	17,600	1,126,576
Cubist Pharmaceuticals, Inc. (I)(L)	72,902	4,632,922
Exelixis, Inc. (I)(L)	375,390	2,184,770
Hyperion Therapeutics, Inc. (I)(L)	58,421	1,526,541
Immunogen, Inc. (I)(L)	154,490	2,629,420
Incyte Corp. (I)	70,570	2,692,246
Ironwood Pharmaceuticals, Inc. (I)(L)	158,420	1,877,277
NPS Pharmaceuticals, Inc. (I)(L)	184,215	5,859,879
Seattle Genetics, Inc. (I)(L)	82,531	3,617,334
TESARO, Inc. (I)	39,500	1,530,230

		30,487,490
Health Care Equipment & Supplies - 2.4%
DexCom, Inc. (I)	157,304	4,440,692

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc. (I)	44,928	$3,289,179
Insulet Corp. (I)(L)	118,883	4,308,320

		12,038,191
Health Care Providers & Services - 3.3%
Acadia Healthcare Company, Inc. (I)(L)	101,707	4,010,307
Envision Healthcare Holdings, Inc. (I)	141,210	3,675,696
Team Health Holdings, Inc. (I)	106,889	4,055,369
WellCare Health Plans, Inc. (I)(L)	61,934	4,319,277

		16,060,649
Life Sciences Tools & Services - 1.2%
Covance, Inc. (I)	67,250	5,814,435
Pharmaceuticals - 2.1%
Pacira Pharmaceuticals, Inc. (I)(L)	56,382	2,711,410
Salix Pharmaceuticals, Ltd. (I)	69,980	4,680,262
The Medicines Company (I)(L)	96,210	3,224,959

		10,616,631

		75,017,396
Industrials - 21.5%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (I)	153,593	4,856,611
Moog, Inc., Class A (I)	94,879	5,566,551
Teledyne Technologies, Inc. (I)	53,643	4,555,900

		14,979,062
Airlines - 1.2%
Spirit Airlines, Inc. (I)	170,709	5,850,197
Building Products - 3.6%
Apogee Enterprises, Inc.	129,024	3,829,432
Armstrong World Industries, Inc. (I)	131,113	7,205,970
Owens Corning, Inc. (I)	183,490	6,968,950

		18,004,352
Commercial Services & Supplies - 0.2%
Performant Financial Corp. (I)	72,550	792,246
Electrical Equipment - 2.2%
Acuity Brands, Inc. (L)	47,830	4,401,317
Generac Holdings, Inc.	91,224	3,889,791
Polypore International, Inc. (I)(L)	63,727	2,610,895

		10,902,003
Machinery - 2.1%
Altra Holdings, Inc.	216,418	5,823,808
Briggs & Stratton Corp. (L)	219,813	4,422,638

		10,246,446
Professional Services - 3.3%
On Assignment, Inc. (I)	117,490	3,877,170
TrueBlue, Inc. (I)	218,518	5,246,617
WageWorks, Inc. (I)	138,370	6,980,767

		16,104,554
Road & Rail - 2.9%
Avis Budget Group, Inc. (I)	128,933	3,717,138
Con-way, Inc.	124,848	5,379,700
Old Dominion Freight Line, Inc. (I)	113,385	5,214,576

		14,311,414
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	104,627	5,388,291
HD Supply Holdings, Inc. (I)	181,738	3,992,784

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc. (I)(L)	71,350	$5,460,416

		14,841,491

		106,031,765
Information Technology - 31.3%
Electronic Equipment, Instruments & Components - 0.9%
Rogers Corp. (I)	71,771	4,268,939
Internet Software & Services - 14.6%
Angie’s List, Inc. (I)(L)	277,284	6,238,890
Bankrate, Inc. (I)(L)	279,000	5,739,030
Constant Contact, Inc. (I)(L)	106,335	2,519,076
Cornerstone OnDemand, Inc. (I)(L)	57,529	2,959,292
CoStar Group, Inc. (I)(L)	39,305	6,599,310
Dealertrack Technologies, Inc. (I)	122,145	5,232,692
Demandware, Inc. (I)	45,568	2,111,165
IAC/InterActiveCorp	123,519	6,752,784
Marketo, Inc. (I)(L)	66,210	2,110,775
OpenTable, Inc. (I)(L)	20,308	1,421,154
Pandora Media, Inc. (I)(L)	157,282	3,952,497
Shutterstock, Inc. (I)(L)	80,993	5,889,811
Stamps.com, Inc. (I)	81,413	3,739,299
Trulia, Inc. (I)(L)	135,414	6,368,520
Web.com Group, Inc. (I)(L)	320,630	10,369,174

		72,003,469
IT Services - 5.8%
Acxiom Corp. (I)	112,323	3,188,850
Heartland Payment Systems, Inc. (L)	140,948	5,598,455
MAXIMUS, Inc.	83,173	3,746,112
ServiceSource International, Inc. (I)	265,660	3,209,173
Virtusa Corp. (I)	112,541	3,270,441
WEX, Inc. (I)(L)	56,293	4,939,711
WNS Holdings, Ltd., ADR (I)(L)	221,580	4,701,928

		28,654,670
Semiconductors & Semiconductor Equipment - 2.0%
Lattice Semiconductor Corp. (I)	897,318	4,002,038
SunEdison, Inc. (I)	400,790	3,194,296
Ultratech, Inc. (I)	92,708	2,809,052

		10,005,386
Software - 8.0%
Cadence Design Systems, Inc. (I)(L)	521,378	7,038,603
Concur Technologies, Inc. (I)(L)	45,050	4,978,025
FleetMatics Group PLC (I)	192,431	7,225,784
Forgame Holdings, Ltd. (I)	16,300	107,183
Imperva, Inc. (I)(L)	30,471	1,280,391
PTC, Inc. (I)	150,321	4,273,626
ServiceNow, Inc. (I)	70,638	3,669,644
Splunk, Inc. (I)	39,472	2,369,899
Tyler Technologies, Inc. (I)	33,561	2,935,581
Verint Systems, Inc. (I)	140,606	5,210,858

		39,089,594

		154,022,058
Materials - 3.0%
Chemicals - 0.8%
Methanex Corp.	75,212	3,856,119
Construction Materials - 0.6%
Headwaters, Inc. (I)	348,741	3,135,182

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.6%
KapStone Paper and Packaging Corp. (I)	188,789	$8,080,169

		15,071,470

TOTAL COMMON STOCKS (Cost $384,226,955)		$487,045,898

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.5%
Mobileye (R)	66,654	2,326,225

TOTAL PREFERRED SECURITIES (Cost $2,326,225)		$2,326,225

SECURITIES LENDING COLLATERAL - 24.5%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	12,055,526	120,654,119

TOTAL SECURITIES LENDING
COLLATERAL (Cost $120,646,798)		$120,654,119

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.100% to
be repurchased at $300,001 on 10/01/2013,
collateralized by $294,938 Government
National Mortgage Association, 3.500% due
03/20/2043 (valued at $306,000
including interest)	$300,000	$300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $300,000)		$300,000

Total Investments (Small Cap Growth Trust)
(Cost $507,499,978) - 124.0%		$610,326,242
Other assets and liabilities, net - (24.0%)		(118,036,044)

TOTAL NET ASSETS - 100.0%		$492,290,198

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.8%
Consumer Discretionary - 13.2%
Auto Components - 1.0%
American Axle &
Manufacturing Holdings, Inc. (I)	17,624	$347,545
Cooper Tire & Rubber Company	16,012	493,170
Dana Holding Corp.	37,883	865,248
Dorman Products, Inc.	6,571	325,593
Drew Industries, Inc.	5,863	267,001
Exide Technologies (I)(L)	21,709	8,141
Federal-Mogul Corp. (I)	4,917	82,556
Fuel Systems Solutions, Inc. (I)	3,895	76,576
Gentherm, Inc. (I)	8,992	171,567
Modine Manufacturing Company (I)	13,121	191,960
Remy International, Inc.	3,614	73,147
Spartan Motors, Inc.	9,926	60,251
Standard Motor Products, Inc.	5,367	172,603
Stoneridge, Inc. (I)	8,090	87,453
Superior Industries International, Inc.	6,383	113,809
Tenneco, Inc. (I)	15,734	794,567

		4,131,187

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.0%
Winnebago Industries, Inc. (I)(L)	7,017	$182,161
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	340	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	2,884	191,613
Pool Corp.	12,028	675,132
VOXX International Corp. (I)	5,236	71,733
Weyco Group, Inc.	1,757	49,758

		988,236
Diversified Consumer Services - 1.2%
American Public Education, Inc. (I)(L)	4,409	166,660
Ascent Capital Group, Inc., Class A (I)	3,633	292,892
Bridgepoint Education, Inc. (I)(L)	4,836	87,241
Bright Horizons Family Solutions, Inc. (I)	3,095	110,894
Capella Education Company (I)	2,947	166,682
Career Education Corp. (I)	15,551	42,921
Carriage Services, Inc.	4,388	85,127
Corinthian Colleges, Inc. (I)(L)	22,498	49,271
Education Management Corp. (I)(L)	6,788	61,907
Grand Canyon Education, Inc. (I)	11,851	477,358
Hillenbrand, Inc.	14,676	401,682
ITT Educational Services, Inc. (I)(L)	6,213	192,603
K12, Inc. (I)	7,169	221,379
LifeLock, Inc. (I)	15,707	232,935
Lincoln Educational Services Corp.	6,972	32,141
Mac-Gray Corp.	3,347	48,732
Matthews International Corp., Class A	7,111	270,787
Outerwall, Inc. (I)(L)	7,302	365,027
Regis Corp.	12,252	179,859
Sotheby’s	17,504	859,929
Steiner Leisure, Ltd. (I)	3,804	222,268
Stewart Enterprises, Inc., Class A	18,560	243,878
Strayer Education, Inc.	2,894	120,159
Universal Technical Institute, Inc.	5,836	70,791

		5,003,123
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (I)	6,086	265,289
Biglari Holdings, Inc. (I)	286	118,024
BJ’s Restaurants, Inc. (I)(L)	6,726	193,171
Bloomin’ Brands, Inc. (I)	14,279	337,127
Bob Evans Farms, Inc. (L)	7,065	404,613
Boyd Gaming Corp. (I)	14,808	209,533
Bravo Brio Restaurant Group, Inc. (I)	5,144	77,674
Buffalo Wild Wings, Inc. (I)	4,784	532,076
Caesars Entertainment Corp. (I)(L)	9,734	191,857
Carrols Restaurant Group, Inc. (I)	7,500	45,750
CEC Entertainment, Inc.	4,900	224,714
Churchill Downs, Inc.	3,538	306,108
Chuy’s Holdings, Inc. (I)	4,324	155,188
Cracker Barrel Old Country Store, Inc.	4,961	512,174
Del Frisco’s Restaurant Group, Inc. (I)	3,124	63,011
Denny’s Corp. (I)	22,642	138,569
DineEquity, Inc.	4,386	302,634
Fiesta Restaurant Group, Inc. (I)	5,244	197,489
Ignite Restaurant Group, Inc. (I)	2,377	36,891
International Speedway Corp., Class A	6,857	221,481
Interval Leisure Group, Inc.	10,624	251,045
Isle of Capri Casinos, Inc. (I)	6,847	51,763
Jack in the Box, Inc. (I)	11,385	455,400
Jamba, Inc. (I)(L)	5,105	68,305
Krispy Kreme Doughnuts, Inc. (I)	16,995	328,683

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc. (I)(L)	11,054	$568,949
Luby’s, Inc. (I)	5,439	39,052
Marcus Corp.	5,776	83,925
Marriott Vacations Worldwide Corp. (I)	7,517	330,748
Monarch Casino & Resort, Inc. (I)	2,660	50,487
Morgans Hotel Group Company (I)	7,451	57,298
Multimedia Games Holding Company, Inc. (I)	7,322	252,975
Nathan’s Famous, Inc. (I)	1,016	53,624
Orient-Express Hotels, Ltd., Class A (I)	24,519	318,257
Papa John’s International, Inc.	4,107	286,997
Pinnacle Entertainment, Inc. (I)	15,006	375,900
Red Robin Gourmet Burgers, Inc. (I)	3,575	254,183
Ruby Tuesday, Inc. (I)(L)	15,443	115,823
Ruth’s Hospitality Group, Inc.	9,751	115,647
Scientific Games Corp., Class A (I)	12,408	200,637
SHFL Entertainment, Inc. (I)	15,030	345,690
Sonic Corp. (I)	15,085	267,759
Speedway Motorsports, Inc.	3,311	59,267
Texas Roadhouse, Inc.	16,085	422,714
The Cheesecake Factory, Inc. (L)	13,705	602,335
Town Sports International Holdings, Inc.	6,726	87,303
Vail Resorts, Inc.	9,251	641,834
WMS Industries, Inc. (I)	13,980	362,781

		11,582,754
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	3,567	57,750
Beazer Homes USA, Inc. (I)(L)	6,502	117,036
Blyth, Inc. (L)	2,671	36,940
Cavco Industries, Inc. (I)	1,855	105,642
CSS Industries, Inc.	2,309	55,439
Ethan Allen Interiors, Inc.	6,450	179,762
Helen of Troy, Ltd. (I)	7,893	348,871
Hooker Furniture Corp. (L)	3,137	46,898
Hovnanian Enterprises, Inc., Class A (I)(L)	29,668	155,164
iRobot Corp. (I)	7,361	277,289
KB Home (L)	21,620	389,592
La-Z-Boy, Inc.	13,812	313,671
Libbey, Inc. (I)	5,495	130,671
Lifetime Brands, Inc.	3,033	46,375
M/I Homes, Inc. (I)	6,443	132,855
MDC Holdings, Inc.	10,072	302,261
Meritage Homes Corp. (I)	9,398	403,644
NACCO Industries, Inc., Class A	1,285	71,215
Standard Pacific Corp. (I)(L)	38,767	306,647
The Ryland Group, Inc. (L)	11,809	478,737
TRI Pointe Homes, Inc. (I)(L)	4,264	62,596
Universal Electronics, Inc. (I)	4,374	157,595
William Lyon Homes, Class A (I)	2,754	55,961
Zagg, Inc. (I)(L)	8,376	37,692

		4,270,303
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	7,697	37,946
Blue Nile, Inc. (I)	3,440	140,799
HSN, Inc.	8,762	469,818
Nutrisystem, Inc.	7,789	112,006
Orbitz Worldwide, Inc. (I)	6,398	61,613
Overstock.com, Inc. (I)(L)	2,990	88,713
PetMed Express, Inc.	5,448	88,748
Shutterfly, Inc. (I)(L)	9,797	547,456
ValueVision Media, Inc., Class A (I)	11,422	49,686
Vitacost.com, Inc. (I)(L)	7,140	60,690

		1,657,475

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	3,458	$197,279
Black Diamond, Inc. (I)(L)	6,155	74,845
Brunswick Corp.	23,471	936,728
Callaway Golf Company	20,256	144,223
JAKKS Pacific, Inc. (L)	6,181	27,753
LeapFrog Enterprises, Inc. (I)(L)	17,286	162,834
Nautilus, Inc. (I)	8,940	64,547
Smith & Wesson Holding Corp. (I)(L)	17,110	188,039
Sturm Ruger & Company, Inc. (L)	5,116	320,415

		2,116,663
Media - 1.4%
AH Belo Corp., Class A	6,340	49,769
Belo Corp., Class A	26,989	369,749
Carmike Cinemas, Inc. (I)	4,746	104,792
Central European Media
Enterprises, Ltd., Class A (I)	21,170	111,566
Cumulus Media, Inc., Class A (I)(L)	21,334	113,070
Dex Media, Inc. (I)(L)	4,737	38,512
Digital Generation, Inc. (I)	7,426	96,018
Entercom
Communications Corp., Class A (I)(L)	7,201	63,225
Entravision Communications Corp., Class A	14,800	87,320
Gray Television, Inc. (I)	13,601	106,768
Harte-Hanks, Inc.	12,123	107,046
Journal Communications, Inc., Class A (I)	11,512	98,428
LIN Media LLC, Class A (I)	7,598	154,163
Live Nation Entertainment, Inc. (I)	36,412	675,443
Loral Space & Communications, Inc.	3,369	228,182
MDC Partners, Inc., Class A	6,800	190,264
Media General, Inc., Class A (I)(L)	5,454	77,774
Meredith Corp. (L)	9,168	436,580
National CineMedia, Inc.	15,336	289,237
Nexstar Broadcasting Group, Inc., Class A	7,668	341,264
ReachLocal, Inc. (I)(L)	3,127	37,243
Rentrak Corp. (I)	3,513	114,594
Saga Communications, Inc., Class A	1,315	58,360
Scholastic Corp. (L)	7,014	200,951
Sinclair Broadcast Group, Inc., Class A	17,749	594,946
The EW Scripps Company, Class A (I)	8,240	151,204
The McClatchy Company, Class A (I)(L)	17,156	51,468
The New York Times Company, Class A	33,878	425,846
Valassis Communications, Inc. (L)	9,884	285,450
World Wrestling Entertainment, Inc., Class A	7,429	75,553

		5,734,785
Multiline Retail - 0.2%
Fred’s, Inc., Class A	9,043	141,523
Saks, Inc. (I)	27,152	432,803
The Bon-Ton Stores, Inc.	3,589	37,864
Tuesday Morning Corp. (I)	11,480	175,300

		787,490
Specialty Retail - 3.2%
Aeropostale, Inc. (I)(L)	20,311	190,923
America’s Car-Mart, Inc. (I)	2,233	100,731
ANN, Inc. (I)	12,264	444,202
Asbury Automotive Group, Inc. (I)(L)	8,040	427,728
Barnes & Noble, Inc. (I)(L)	10,581	136,918
bebe stores, Inc.	10,606	64,591
Big 5 Sporting Goods Corp.	4,516	72,617
Body Central Corp. (I)	5,025	30,653
Brown Shoe Company, Inc.	11,245	263,920
Christopher & Banks Corp. (I)	10,612	76,513

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Citi Trends, Inc. (I)	4,370	$76,388
Conn’s, Inc. (I)(L)	5,864	293,435
Destination Maternity Corp.	3,669	116,674
Destination XL Group, Inc. (I)	11,991	77,582
Express, Inc. (I)	22,159	522,731
Five Below, Inc. (I)	8,460	370,125
Francesca’s Holdings Corp. (I)(L)	11,464	213,689
Genesco, Inc. (I)	6,201	406,662
Group 1 Automotive, Inc.	5,641	438,193
Haverty Furniture Companies, Inc.	5,261	129,052
hhgregg, Inc. (I)(L)	2,982	53,408
Hibbett Sports, Inc. (I)(L)	6,693	375,812
Jos A. Bank Clothiers, Inc. (I)(L)	6,984	307,017
Kirkland’s, Inc. (I)	3,601	66,402
Lithia Motors, Inc., Class A (L)	5,781	421,782
Lumber Liquidators Holdings, Inc. (I)(L)	7,035	750,283
MarineMax, Inc. (I)	7,119	86,852
Mattress Firm Holding Corp. (I)	3,503	111,395
Monro Muffler Brake, Inc. (L)	8,238	382,985
New York & Company, Inc. (I)	7,774	44,934
Office Depot, Inc. (I)	64,075	309,482
OfficeMax, Inc.	22,607	289,144
Pacific Sunwear of California, Inc. (I)	13,804	41,412
Penske Automotive Group, Inc.	10,674	456,100
Pier 1 Imports, Inc.	24,488	478,006
RadioShack Corp. (I)(L)	26,872	91,634
Rent-A-Center, Inc. (L)	14,721	560,870
Restoration Hardware Holdings, Inc. (I)	4,582	290,270
rue21, Inc. (I)(L)	3,786	152,727
Sears Hometown and Outlet Stores, Inc. (I)	2,314	73,470
Select Comfort Corp. (I)(L)	14,412	350,932
Shoe Carnival, Inc.	3,936	106,311
Sonic Automotive, Inc., Class A	10,251	243,974
Stage Stores, Inc. (L)	8,098	155,482
Stein Mart, Inc.	7,586	104,080
The Buckle, Inc. (L)	7,197	388,998
The Cato Corp., Class A	7,341	205,401
The Children’s Place Retail Stores, Inc. (I)	5,967	345,251
The Finish Line, Inc., Class A	12,718	316,297
The Men’s Wearhouse, Inc.	12,947	440,845
The Pep Boys - Manny, Moe & Jack (I)(L)	14,247	177,660
The Wet Seal, Inc., Class A (I)	24,793	97,436
Tile Shop Holdings, Inc. (I)	4,887	144,118
Tilly’s, Inc., Class A (I)	2,705	39,250
Vitamin Shoppe, Inc. (I)(L)	7,816	341,950
West Marine, Inc. (I)	4,708	57,438
Winmark Corp.	651	47,985
Zale Corp. (I)	8,321	126,479
Zumiez, Inc. (I)	5,638	155,242

		13,642,441
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Company	3,265	196,651
Crocs, Inc. (I)	22,836	310,798
Culp, Inc.	2,433	45,521
Fifth & Pacific Companies, Inc. (I)	31,019	779,507
G-III Apparel Group, Ltd. (I)	4,425	241,561
Iconix Brand Group, Inc. (I)(L)	14,549	483,318
Maidenform Brands, Inc. (I)	6,661	156,467
Movado Group, Inc.	4,761	208,294
Oxford Industries, Inc. (L)	3,472	236,027
Perry Ellis International, Inc.	3,204	60,363
Quiksilver, Inc. (I)(L)	35,009	246,113
RG Barry Corp.	3,065	57,959

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (I)	10,099	$314,180
Steven Madden, Ltd. (I)	10,408	560,263
The Jones Group, Inc.	20,563	308,651
Tumi Holdings, Inc. (I)(L)	12,530	252,480
Unifi, Inc. (I)	3,994	93,300
Vera Bradley, Inc. (I)	5,528	113,656
Wolverine World Wide, Inc. (L)	12,929	752,856

		5,417,965

		55,514,583
Consumer Staples - 3.8%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,248	78,150
National Beverage Corp.	3,100	55,366
The Boston Beer
Company, Inc., Class A (I)(L)	2,204	538,239

		671,755
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	9,818	721,623
Fairway Group Holdings Corp. (I)(L)	4,297	109,831
Harris Teeter Supermarkets, Inc.	12,644	621,958
Ingles Markets, Inc., Class A	3,638	104,520
Nash Finch Company	3,875	102,339
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,567	101,910
Pricesmart, Inc. (L)	4,824	459,438
Rite Aid Corp. (I)	189,254	900,849
Roundy’s, Inc.	7,785	66,951
Spartan Stores, Inc.	5,948	131,213
SUPERVALU, Inc. (I)	52,864	435,071
Susser Holdings Corp. (I)(L)	4,688	249,167
The Andersons, Inc.	4,664	326,014
The Chefs’ Warehouse, Inc. (I)	4,600	106,260
The Pantry, Inc. (I)	6,710	74,347
United Natural Foods, Inc. (I)	12,666	851,409
Village Super Market, Inc., Class A	1,777	67,562
Weis Markets, Inc.	2,881	140,996

		5,571,458
Food Products - 1.6%
Annie’s, Inc. (I)	3,650	179,215
B&G Foods, Inc. (L)	13,859	478,828
Boulder Brands, Inc. (I)(L)	16,067	257,715
Cal-Maine Foods, Inc.	3,999	192,352
Calavo Growers, Inc.	3,264	98,703
Chiquita Brands International, Inc. (I)	12,215	154,642
Darling International, Inc. (I)	30,467	644,682
Diamond Foods, Inc. (I)(L)	5,983	141,079
Dole Food Company, Inc. (I)	13,579	184,946
Fresh Del Monte Produce, Inc.	9,378	278,339
J&J Snack Foods Corp.	3,982	321,427
John B. Sanfilippo & Son, Inc.	2,674	62,010
Lancaster Colony Corp.	4,641	363,344
Limoneira Company (L)	2,996	76,937
Omega Protein Corp. (I)	5,561	56,555
Pilgrim’s Pride Corp. (I)	16,008	268,774
Post Holdings, Inc. (I)	8,504	343,306
Sanderson Farms, Inc. (L)	5,936	387,265
Seaboard Corp.	75	206,100
Seneca Foods Corp., Class A (I)	2,286	68,786
Snyders-Lance, Inc.	12,532	361,548
The Hain Celestial Group, Inc. (I)(L)	10,047	774,825
Tootsie Roll Industries, Inc. (L)	4,973	153,268

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
TreeHouse Foods, Inc. (I)	9,280	$620,182

		6,674,828
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	10,766	73,747
Harbinger Group, Inc. (I)	8,551	88,674
Oil-Dri Corp. of America	1,415	47,742
Orchids Paper Products Company	1,664	46,043
Spectrum Brands Holdings, Inc.	5,434	357,775
WD-40 Company	3,921	254,473

		868,454
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	6,714	247,881
Inter Parfums, Inc.	4,339	130,127
Lifevantage Corp. (I)(L)	30,965	73,697
Medifast, Inc. (I)	3,429	92,206
Nature’s Sunshine Products, Inc. (L)	3,781	72,104
Nutraceutical International Corp.	2,830	67,184
Prestige Brands Holdings, Inc. (I)	13,443	404,903
Revlon, Inc., Class A (I)	3,049	84,671
Star Scientific, Inc. (I)(L)	47,703	91,113
The Female Health Company	7,167	70,738
USANA Health Sciences, Inc. (I)	1,602	139,038

		1,473,662
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	23,929	69,633
Universal Corp. (L)	5,742	292,440
Vector Group, Ltd. (L)	16,688	268,671

		630,744

		15,890,901
Energy - 5.3%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (I)	8,321	105,177
Bolt Technology Corp.	3,182	57,435
Bristow Group, Inc.	9,201	669,465
C&J Energy Services, Inc. (I)(L)	11,784	236,623
Cal Dive International, Inc. (I)(L)	27,183	55,725
CARBO Ceramics, Inc. (L)	5,119	507,344
Dawson Geophysical Company (I)	1,986	64,485
Era Group, Inc. (I)	5,446	148,022
Exterran Holdings, Inc. (I)	14,882	410,297
Forum Energy Technologies, Inc. (I)(L)	10,008	270,316
Geospace Technologies Corp. (I)	3,390	285,777
Gulf Island Fabrication, Inc.	3,920	96,079
Gulfmark Offshore, Inc., Class A	6,792	345,645
Helix Energy Solutions Group, Inc. (I)	27,277	692,017
Hercules Offshore, Inc. (I)	41,822	308,228
Hornbeck Offshore Services, Inc. (I)	9,248	531,205
ION Geophysical Corp. (I)(L)	35,389	184,023
Key Energy Services, Inc. (I)	40,497	295,223
Matrix Service Company (I)	7,018	137,693
Mitcham Industries, Inc. (I)(L)	3,583	54,784
Natural Gas Services Group, Inc. (I)	3,469	93,039
Newpark Resources, Inc. (I)(L)	22,328	282,672
Nuverra Environmental Solutions, Inc. (I)(L)	37,066	84,881
Parker Drilling Company (I)	32,195	183,512
PHI, Inc. (I)	3,457	130,363
Pioneer Energy Services Corp. (I)	16,502	123,930
RigNet, Inc. (I)	3,364	121,844
SEACOR Holdings, Inc. (L)	5,115	462,601
Tesco Corp. (I)	8,085	133,968

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TETRA Technologies, Inc. (I)	20,818	$260,850
TGC Industries, Inc.	5,272	41,596
Vantage Drilling Company (I)(L)	51,131	88,457
Willbros Group, Inc. (I)	10,843	99,539

		7,562,815
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (I)	25,344	65,134
Adams Resources & Energy, Inc.	723	40,134
Alon USA Energy, Inc.	6,223	63,537
Alpha Natural Resources, Inc. (I)	58,214	346,955
Approach Resources, Inc. (I)(L)	9,251	243,116
Arch Coal, Inc. (L)	56,698	233,029
Berry Petroleum Company, Class A	13,511	582,729
Bill Barrett Corp. (I)(L)	12,851	322,689
Bonanza Creek Energy, Inc. (I)(L)	7,614	367,452
BPZ Resources, Inc. (I)(L)	34,580	67,431
Callon Petroleum Company (I)	10,977	60,044
Carrizo Oil & Gas, Inc. (I)(L)	10,508	392,053
Clayton Williams Energy, Inc. (I)	1,543	80,961
Clean Energy Fuels Corp. (I)(L)	17,701	226,219
Cloud Peak Energy, Inc. (I)	15,220	223,277
Comstock Resources, Inc.	12,685	201,818
Contango Oil & Gas Company	3,595	132,116
Crosstex Energy, Inc.	11,625	242,846
Delek US Holdings, Inc.	9,598	202,422
Diamondback Energy, Inc. (I)	4,627	197,295
Emerald Oil, Inc. (I)	10,102	72,633
Endeavour International Corp. (I)(L)	12,617	67,501
Energy XXI Bermuda, Ltd.	20,593	621,909
EPL Oil & Gas, Inc. (I)	7,807	289,718
Equal Energy, Ltd. (U.S. Exchange)	11,544	54,372
Evolution Petroleum Corp. (I)	5,421	61,040
EXCO Resources, Inc. (L)	33,060	222,824
Forest Oil Corp. (I)(L)	31,642	193,016
FX Energy, Inc. (I)(L)	14,708	50,596
GasLog, Ltd. (L)	6,391	95,418
Gastar Exploration, Ltd. (I)	17,369	68,608
Goodrich Petroleum Corp. (I)(L)	7,126	173,091
Green Plains Renewable Energy, Inc.	7,002	112,382
Gulf Coast Ultra Deep Royalty Trust (I)	30,948	67,467
Halcon Resources Corp. (I)(L)	53,735	238,046
KiOR, Inc., Class A (I)(L)	12,640	35,645
Knightsbridge Tankers, Ltd.	7,083	72,034
Kodiak Oil & Gas Corp. (I)	68,319	823,927
Magnum Hunter Resources Corp. (I)(L)	45,054	277,983
Matador Resources Company (I)	13,055	213,188
Midstates Petroleum Company, Inc. (I)(L)	9,799	50,269
Miller Energy Resources, Inc. (I)(L)	8,077	58,639
Nordic American Tankers, Ltd. (L)	17,719	146,005
Northern Oil and Gas, Inc. (I)(L)	16,692	240,866
Panhandle Oil and Gas, Inc., Class A	1,881	53,195
PDC Energy, Inc. (I)(L)	7,861	468,044
Penn Virginia Corp. (I)(L)	14,839	98,679
Petroquest Energy, Inc. (I)	15,188	60,904
Quicksilver Resources, Inc. (I)(L)	31,102	61,271
Renewable Energy Group, Inc. (I)	5,848	88,597
Rentech, Inc.	59,993	118,786
Resolute Energy Corp. (I)	17,848	149,209
REX American Resources Corp. (I)	1,605	49,338
Rex Energy Corp. (I)	11,562	257,833
Rosetta Resources, Inc. (I)	15,785	859,651
Sanchez Energy Corp. (I)	7,374	194,747
Scorpio Tankers, Inc.	42,471	414,517

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A	10,796	$615,588
Ship Finance International, Ltd. (L)	12,746	194,631
Solazyme, Inc. (I)(L)	12,571	135,390
Stone Energy Corp. (I)(L)	13,096	424,703
Swift Energy Company (I)(L)	11,755	134,242
Synergy Resources Corp. (I)	10,643	103,769
Targa Resources Corp.	8,388	611,988
Teekay Tankers, Ltd., Class A (L)	17,379	45,533
Triangle Petroleum Corp. (I)	12,436	122,122
Ur-Energy, Inc. (I)(L)	38,559	44,728
Uranium Energy Corp. (I)(L)	23,804	53,559
Vaalco Energy, Inc. (I)	15,561	86,830
W&T Offshore, Inc. (L)	9,102	161,287
Warren Resources, Inc. (I)	21,996	64,448
Western Refining, Inc. (L)	13,917	418,067
Westmoreland Coal Company (I)	3,863	50,914

		14,741,004

		22,303,819
Financials - 21.1%
Capital Markets - 2.5%
Apollo Investment Corp.	57,739	470,573
Arlington Asset Investment Corp., Class A	3,958	94,121
BGC Partners, Inc., Class A	33,683	190,309
BlackRock Kelso Capital Corp.	19,506	185,112
Calamos Asset Management, Inc., Class A	5,569	55,634
Capital Southwest Corp.	3,176	108,651
Cohen & Steers, Inc. (L)	4,884	172,454
Cowen Group, Inc., Class A (I)	26,132	90,155
Diamond Hill Investment Group, Inc.	779	83,314
Evercore Partners, Inc., Class A	8,234	405,360
FBR & Company (I)	2,306	61,824
Fidus Investment Corp.	4,460	86,524
Fifth Street Finance Corp.	31,389	322,993
Financial Engines, Inc. (L)	12,744	757,503
FXCM, Inc., Class A	9,816	193,866
GAMCO Investors, Inc., Class A	1,667	126,575
GFI Group, Inc.	19,170	75,722
Gladstone Capital Corp. (L)	7,373	64,366
Gladstone Investment Corp.	8,993	63,401
Golub Capital BDC, Inc. (L)	9,142	158,522
Greenhill & Company, Inc. (L)	7,287	363,476
GSV Capital Corp. (I)(L)	7,284	107,949
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	4,863	55,438
Hercules Technology Growth Capital, Inc.	16,078	245,190
HFF, Inc., Class A	8,819	220,916
ICG Group, Inc. (I)	10,790	153,110
INTL. FCStone, Inc. (I)(L)	3,793	77,567
Investment Technology Group, Inc. (I)	10,245	161,051
Janus Capital Group, Inc. (L)	38,650	328,912
KCAP Financial, Inc. (L)	7,442	66,829
KCG Holdings, Inc., Class A (I)	16,739	145,127
Ladenburg Thalmann
Financial Services, Inc. (I)	27,478	49,735
Main Street Capital Corp.	9,136	273,440
Manning & Napier, Inc.	4,347	72,508
MCG Capital Corp.	19,178	96,657
Medallion Financial Corp.	6,071	90,336
Medley Capital Corp.	7,719	106,445
MVC Capital, Inc.	6,440	84,106
New Mountain Finance Corp. (L)	8,294	119,517
Oppenheimer Holdings, Inc., Class A	2,334	41,475

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Pennantpark Floating Rate Capital, Ltd. (L)	4,062	$55,974
PennantPark Investment Corp.	17,556	197,681
Piper Jaffray Companies (I)	4,645	159,277
Prospect Capital Corp.	61,795	690,868
Safeguard Scientifics, Inc. (I)(L)	5,654	88,711
Solar Capital, Ltd.	11,205	248,415
Solar Senior Capital, Ltd.	4,130	74,670
Stellus Capital Investment Corp. (L)	4,126	61,807
Stifel Financial Corp. (I)(L)	16,605	684,458
SWS Group, Inc. (I)	9,019	50,326
TCP Capital Corp.	7,358	119,347
THL Credit, Inc.	7,537	117,728
TICC Capital Corp.	14,250	138,938
Triangle Capital Corp.	7,168	210,524
Virtus Investment Partners, Inc. (I)	1,491	242,496
Walter Investment Management Corp. (I)	9,513	376,144
Westwood Holdings Group, Inc.	1,787	85,865
WisdomTree Investments, Inc. (I)	26,376	306,225

		10,536,217
Commercial Banks - 6.6%
1st Source Corp.	3,843	103,454
1st United Bancorp, Inc.	8,994	65,926
American National Bankshares, Inc.	2,439	56,585
Ameris Bancorp (I)	6,662	122,448
Ames National Corp.	2,332	53,100
Arrow Financial Corp. (L)	2,937	74,912
Bancfirst Corp.	1,681	90,892
Banco Latinoamericano de
Comercio Exterior SA	6,934	172,795
BancorpSouth, Inc.	25,070	499,896
Bank of Marin Bancorp, Class A	1,653	68,682
Bank of the Ozarks, Inc. (L)	8,170	392,078
Banner Corp.	5,234	199,729
BBCN Bancorp, Inc.	21,319	293,349
Boston Private Financial Holdings, Inc. (L)	21,221	235,553
Bridge Bancorp, Inc.	2,181	46,892
Bridge Capital Holdings (I)	3,949	67,054
Bryn Mawr Bank Corp.	3,332	89,864
C&F Financial Corp. (L)	977	47,287
Camden National Corp.	2,124	86,872
Capital Bank Financial Corp., Class A (I)	6,546	143,685
Capital City Bank Group, Inc. (I)(L)	3,599	42,396
Cardinal Financial Corp.	8,132	134,422
Cathay General Bancorp	20,104	469,830
Centerstate Banks, Inc.	8,517	82,445
Central Pacific Financial Corp.	5,833	103,244
Chemical Financial Corp.	6,898	192,592
Citizens & Northern Corp.	3,384	67,477
City Holding Company (L)	4,449	192,375
CNB Financial Corp.	3,646	62,164
CoBiz Financial, Inc.	9,845	95,103
Columbia Banking System, Inc.	13,776	340,267
Community Bank Systems, Inc. (L)	10,029	342,189
Community Trust Bancorp, Inc.	3,652	148,235
CU Bancorp (I)	3,819	69,697
Customers Bancorp, Inc. (I)	5,891	94,845
CVB Financial Corp.	23,961	323,953
Eagle Bancorp, Inc. (I)	6,086	172,173
Enterprise Financial Services Corp.	4,872	81,752
Farmers Capital Bank Corp. (I)	2,453	53,623
Fidelity Southern Corp. (L)	2,978	45,683
Financial Institutions, Inc.	4,763	97,451
First Bancorp North Carolina	4,380	63,291

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First BanCorp Puerto Rico (I)	18,764	$106,580
First Bancorp, Inc. Maine	2,683	45,021
First Busey Corp.	22,563	117,553
First Commonwealth Financial Corp. (L)	24,791	188,164
First Community Bancshares, Inc.	5,779	94,487
First Connecticut Bancorp, Inc.	6,659	97,887
First Financial Bancorp	16,198	245,724
First Financial Bankshares, Inc. (L)	8,384	493,147
First Financial Corp.	3,127	98,719
First Financial Holdings, Inc.	6,460	356,334
First Interstate Bancsystem, Inc.	4,668	112,732
First Merchants Corp.	7,656	132,678
First Midwest Bancorp, Inc.	18,662	281,983
First Security Group, Inc. (I)(L)	18,724	38,946
FirstMerit Corp.	43,020	933,964
Flushing Financial Corp.	8,430	155,534
FNB Corp. (L)	38,480	466,762
German American Bancorp, Inc.	3,276	82,621
Glacier Bancorp, Inc.	19,316	477,298
Great Southern Bancorp, Inc.	2,861	80,766
Hancock Holding Company	21,961	689,136
Hanmi Financial Corp.	8,418	139,486
Heartland Financial USA, Inc.	3,694	102,915
Heritage Commerce Corp.	6,006	45,946
Heritage Financial Corp.	4,339	67,341
Heritage Oaks Bancorp (I)	5,916	37,862
Home BancShares, Inc.	12,118	368,024
Hometrust Bancshares, Inc. (I)	6,472	106,788
Horizon Bancorp	2,715	63,395
Hudson Valley Holding Corp.	4,601	86,407
Iberiabank Corp.	7,566	392,448
Independent Bank Corp. - Massachusetts	6,157	219,805
Independent Bank Group, Inc.	1,456	52,416
International Bancshares Corp.	14,358	310,564
Investors Bancorp, Inc.	11,952	261,510
Lakeland Bancorp, Inc.	8,196	92,205
Lakeland Financial Corp.	4,336	141,570
Macatawa Bank Corp. (I)	7,978	42,922
MainSource Financial Group, Inc.	5,559	84,441
MB Financial, Inc.	13,994	395,191
Mercantile Bank Corp.	2,662	57,978
Merchants Bancshares, Inc.	1,628	47,131
Metro Bancorp, Inc. (I)	4,244	89,166
MetroCorp Bancshares, Inc.	4,339	59,705
National Bank Holdings Corp.	13,995	287,457
National Bankshares, Inc. (L)	1,829	65,643
National Penn Bancshares, Inc.	30,510	306,626
NBT Bancorp, Inc.	10,972	252,137
NewBridge Bancorp (I)(L)	8,740	63,715
Northrim BanCorp, Inc.	2,101	50,634
OFG Bancorp (L)	12,248	198,295
Old National Bancorp	27,086	384,621
OmniAmerican Bancorp, Inc. (I)	3,186	77,930
Pacific Continental Corp.	5,245	68,762
Pacific Premier Bancorp, Inc. (I)	4,812	64,673
PacWest Bancorp (L)	9,927	341,092
Park National Corp. (L)	3,130	247,520
Park Sterling Corp.	11,135	71,375
Penns Woods Bancorp, Inc.	1,723	85,840
Peoples Bancorp, Inc.	3,245	67,756
Pinnacle Financial Partners, Inc. (I)	9,344	278,545
Preferred Bank (I)	3,559	63,315
PrivateBancorp, Inc.	17,305	370,327

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Prosperity Bancshares, Inc. (L)	15,428	$954,068
Renasant Corp. (L)	8,795	238,960
Republic Bancorp, Inc., Class A (L)	2,872	79,124
S&T Bancorp, Inc.	7,680	186,010
Sandy Spring Bancorp, Inc.	6,125	142,468
Seacoast Banking Corp. of Florida (I)	24,683	53,562
Sierra Bancorp	3,853	60,608
Simmons First National Corp., Class A	4,313	134,091
Southside Bancshares, Inc. (L)	4,993	133,912
Southwest Bancorp, Inc. (I)	5,631	83,395
State Bank Financial Corp.	9,391	149,035
StellarOne Corp.	6,215	139,838
Sterling Bancorp	8,504	116,760
Sterling Financial Corp.	9,040	258,996
Suffolk Bancorp (I)	3,451	61,152
Sun Bancorp, Inc. (I)	10,789	41,322
Susquehanna Bancshares, Inc.	47,832	600,292
SY Bancorp, Inc.	3,532	100,062
Taylor Capital Group, Inc. (I)	4,407	97,615
Texas Capital Bancshares, Inc. (I)	10,706	492,155
The Bancorp, Inc. (I)	9,101	161,270
The First of Long Island Corp.	2,743	106,566
Tompkins Financial Corp.	2,886	133,391
TowneBank (L)	7,122	102,699
Trico Bancshares	4,378	99,731
Trustmark Corp. (L)	17,758	454,605
UMB Financial Corp. (L)	8,225	446,947
Umpqua Holdings Corp. (L)	28,750	466,325
Union First Market Bankshares Corp. (L)	5,579	130,381
United Bankshares, Inc. (L)	13,417	388,825
United Community Banks, Inc. (I)	12,609	189,135
Univest Corp. of Pennsylvania	4,246	80,037
ViewPoint Financial Group	10,587	218,833
Virginia Commerce Bancorp, Inc. (I)	7,604	118,090
Washington Banking Company	4,187	58,869
Washington Trust Bancorp, Inc.	3,644	114,531
Webster Financial Corp.	23,434	598,270
WesBanco, Inc.	6,284	186,823
West Bancorp, Inc.	3,996	55,145
Westamerica Bancorp. (L)	6,921	344,251
Western Alliance Bancorp (I)	19,520	369,514
Wilshire Bancorp, Inc.	16,692	136,541
Wintrust Financial Corp. (L)	9,745	400,227

		27,578,206
Consumer Finance - 0.7%
Cash America International, Inc. (L)	7,433	336,566
Credit Acceptance Corp. (I)	1,780	197,242
DFC Global Corp. (I)(L)	10,938	120,209
Encore Capital Group, Inc. (I)(L)	6,172	283,048
Ezcorp, Inc., Class A (I)	13,082	220,824
First Cash Financial Services, Inc. (I)(L)	7,675	444,766
Green Dot Corp., Class A (I)	6,981	183,810
Nelnet, Inc., Class A	5,888	226,394
Nicholas Financial, Inc.	3,690	60,110
Portfolio Recovery Associates, Inc. (I)	13,164	789,050
Regional Management Corp. (I)	1,861	59,180
The First Marblehead Corp. (I)(L)	25,679	21,057
World Acceptance Corp. (I)(L)	2,458	221,023

		3,163,279
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	9,740	584,790
Marlin Business Services Corp.	2,293	57,233

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NewStar Financial, Inc. (I)(L)	6,493	$118,627
PHH Corp. (I)	15,073	357,833
PICO Holdings, Inc. (I)	6,068	131,433

		1,249,916
Insurance - 2.3%
Ambac Financial Group, Inc. (I)	10,809	196,075
American Equity Investment Life
Holding Company (L)	16,499	350,109
American Safety Insurance Holdings, Ltd. (I)	2,940	88,788
AMERISAFE, Inc.	5,038	178,899
Amtrust Financial Services, Inc. (L)	7,998	312,402
Argo Group International Holdings, Ltd.	7,007	300,460
Baldwin & Lyons, Inc., Class B	2,293	55,903
Citizens, Inc. (I)(L)	9,777	84,473
CNO Financial Group, Inc.	57,848	833,011
Crawford & Company, Class B	7,283	70,645
Eastern Insurance Holdings, Inc.	2,391	58,364
eHealth, Inc. (I)	4,971	160,364
EMC Insurance Group, Inc.	1,653	49,888
Employers Holdings, Inc.	8,236	244,939
Enstar Group, Ltd. (I)	2,411	329,343
FBL Financial Group, Inc., Class A	2,286	102,641
First American Financial Corp.	27,874	678,732
Global Indemnity PLC (I)	2,528	64,363
Greenlight Capital Re, Ltd., Class A (I)(L)	7,128	202,720
Hallmark Financial Services, Inc. (I)	6,163	54,666
HCI Group, Inc. (L)	2,508	102,427
Hilltop Holdings, Inc. (I)(L)	16,163	299,016
Horace Mann Educators Corp.	10,085	286,212
Infinity Property & Casualty Corp.	2,964	191,474
Investors Title Company	704	52,870
Kansas City Life Insurance Company	1,498	66,242
Maiden Holdings, Ltd.	13,628	160,947
Meadowbrook Insurance Group, Inc.	14,442	93,873
Montpelier Re Holdings, Ltd. (L)	11,826	308,067
National Interstate Corp.	2,098	58,345
National Western Life Insurance
Company, Class A	640	129,133
OneBeacon Insurance Group, Ltd., Class A	6,326	93,372
Platinum Underwriters Holdings, Ltd.	7,958	475,331
Primerica, Inc.	14,837	598,525
RLI Corp.	5,448	476,264
Safety Insurance Group, Inc.	3,476	184,124
Selective Insurance Group, Inc. (L)	14,656	359,072
State Auto Financial Corp.	4,084	85,519
Stewart Information Services Corp. (L)	5,387	172,330
Symetra Financial Corp.	20,451	364,437
The Navigators Group, Inc. (I)	2,793	161,352
The Phoenix Companies, Inc. (I)	1,689	65,314
Tower Group International, Ltd. (L)	14,872	104,104
United Fire Group, Inc.	5,356	163,197
Universal Insurance Holdings, Inc. (L)	8,738	61,603

		9,529,935
Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	14,301	352,949
AG Mortgage Investment Trust, Inc.	6,383	106,085
Agree Realty Corp.	3,893	117,491
Alexander’s, Inc.	551	157,652
American Assets Trust, Inc.	8,922	272,210
American Capital Mortgage Investment Corp.	15,199	300,332
American Realty Capital Properties, Inc.	38,281	467,028
AmREIT, Inc., Class B	5,034	87,340

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Anworth Mortgage Asset Corp.	39,702	$191,761
Apollo Commercial Real Estate Finance, Inc.	9,527	145,477
Apollo Residential Mortgage, Inc.	8,432	123,023
ARMOUR Residential REIT, Inc.	96,783	406,489
Ashford Hospitality Trust, Inc.	14,067	173,587
Associated Estates Realty Corp.	12,954	193,144
Aviv REIT, Inc.	3,250	74,100
Campus Crest Communities, Inc.	16,755	180,954
CapLease, Inc.	23,369	198,403
Capstead Mortgage Corp.	24,057	283,151
Cedar Realty Trust, Inc.	21,562	111,691
Chambers Street Properties	61,483	539,821
Chatham Lodging Trust	5,222	93,265
Chesapeake Lodging Trust	12,872	303,007
Colonial Properties Trust	22,810	512,997
Colony Financial, Inc.	16,673	333,127
Coresite Realty Corp.	5,486	186,195
Cousins Properties, Inc.	28,280	291,001
CubeSmart	34,450	614,588
CyrusOne, Inc.	5,366	101,847
CYS Investments, Inc.	45,145	367,029
DCT Industrial Trust, Inc.	74,584	536,259
DiamondRock Hospitality Company	50,824	542,292
DuPont Fabros Technology, Inc.	16,009	412,552
Dynex Capital, Inc.	15,420	135,233
EastGroup Properties, Inc.	7,711	456,568
Education Realty Trust, Inc.	30,041	273,373
Ellington Residential Mortgage Reit	2,773	42,621
EPR Properties	12,002	584,977
Equity One, Inc.	15,439	337,497
Excel Trust, Inc.	13,035	156,420
FelCor Lodging Trust, Inc. (I)	33,129	204,075
First Industrial Realty Trust, Inc.	28,152	458,033
First Potomac Realty Trust	15,704	197,399
Franklin Street Properties Corp.	23,699	301,925
Getty Realty Corp.	7,225	140,382
Gladstone Commercial Corp.	5,067	91,003
Glimcher Realty Trust	37,725	367,819
Government Properties Income Trust	13,689	327,578
Gramercy Property Trust, Inc. (I)	17,155	71,193
Healthcare Realty Trust, Inc.	23,061	532,940
Hersha Hospitality Trust	53,414	298,584
Highwoods Properties, Inc.	20,470	722,796
Hudson Pacific Properties, Inc.	11,750	228,538
Inland Real Estate Corp.	21,904	224,078
Invesco Mortgage Capital, Inc.	33,838	520,767
Investors Real Estate Trust	27,128	223,806
iStar Financial, Inc. (I)	21,987	264,723
JAVELIN Mortgage Investment Corp.	4,717	55,802
Kite Realty Group Trust	25,869	153,403
LaSalle Hotel Properties	24,697	704,358
Lexington Realty Trust	43,321	486,495
LTC Properties, Inc.	9,032	343,035
Medical Properties Trust, Inc.	38,368	466,939
Monmouth Real Estate
Investment Corp., Class A	12,364	112,141
MPG Office Trust, Inc. (I)	18,074	56,572
National Health Investments, Inc.	6,359	361,764
New Residential Investment Corp.	57,722	382,120
New York Mortgage Trust, Inc.	17,588	109,925
NorthStar Realty Finance Corp.	50,932	472,649
One Liberty Properties, Inc.	3,732	75,685
Parkway Properties, Inc.	11,558	205,386

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	16,029	$460,193
Pennsylvania Real Estate Investment Trust	17,746	331,850
PennyMac Mortgage Investment Trust	14,876	337,388
Potlatch Corp.	10,537	418,108
PS Business Parks, Inc.	4,765	355,564
RAIT Financial Trust	19,355	137,033
Ramco-Gershenson Properties Trust	15,614	240,612
Redwood Trust, Inc.	21,359	420,559
Resource Capital Corp.	32,844	195,093
Retail Opportunity Investments Corp.	17,377	240,150
RLJ Lodging Trust	31,815	747,334
Rouse Properties, Inc.	5,837	120,125
Ryman Hospitality Properties	11,295	389,790
Sabra Health Care REIT, Inc.	9,774	224,900
Saul Centers, Inc.	2,285	105,681
Select Income REIT	4,202	108,412
Silver Bay Realty Trust Corp.	4,236	66,336
Sovran Self Storage, Inc.	8,026	607,408
Spirit Realty Capital, Inc.	28,225	259,106
STAG Industrial, Inc.	10,685	214,982
Strategic Hotels & Resorts, Inc. (I)	47,085	408,698
Summit Hotel Properties, Inc.	17,582	161,579
Sun Communities, Inc.	9,256	394,491
Sunstone Hotel Investors, Inc.	42,369	539,781
Terreno Realty Corp.	5,846	103,825
The Geo Group, Inc.	18,261	607,178
UMH Properties, Inc.	6,552	65,061
Universal Health Realty Income Trust	3,281	137,375
Urstadt Biddle Properties, Inc., Class A	7,135	141,844
Washington Real Estate Investment Trust	17,124	432,723
Western Asset Mortgage Capital Corp.	6,634	106,078
Whitestone REIT	3,866	56,946
Winthrop Realty Trust	9,475	105,646

		29,167,298
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc. (I)	11,167	402,235
Altisource Residential Corp., Class B	6,856	157,551
AV Homes, Inc. (I)	3,363	58,718
Consolidated-Tomoka Land Company	1,269	48,844
Forestar Group, Inc. (I)	9,279	199,777
Kennedy-Wilson Holdings, Inc.	14,026	260,323
Tejon Ranch Company (I)	3,861	119,073
Thomas Properties Group, Inc.	8,836	59,378

		1,305,899
Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	21,930	272,809
Banc of California, Inc.	3,837	53,066
Bank Mutual Corp.	14,254	89,373
BankFinancial Corp.	5,182	46,223
Beneficial Mutual Bancorp, Inc. (I)	9,984	99,540
Berkshire Hills Bancorp, Inc.	6,882	172,807
BofI Holding, Inc. (I)(L)	3,219	208,784
Brookline Bancorp, Inc.	18,222	171,469
Capitol Federal Financial, Inc.	38,023	472,626
Charter Financial Corp.	7,478	80,762
Dime Community Bancshares, Inc.	8,783	146,237
ESB Financial Corp.	3,609	46,015
EverBank Financial Corp.	20,669	309,622
Federal Agricultural Mortgage Corp., Class C	2,681	89,492
First Defiance Financial Corp.	2,788	65,211
First Financial Northwest, Inc.	5,941	61,965
Flagstar Bancorp, Inc. (I)	5,593	82,553

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Fox Chase Bancorp, Inc.	3,780	$65,772
Franklin Financial Corp.	3,649	69,185
Hingham Institution for Savings	622	43,484
Home Bancorp, Inc. (I)	2,232	40,310
Home Federal Bancorp, Inc.	4,346	54,673
Home Loan Servicing Solutions, Ltd.	14,736	324,339
HomeStreet, Inc.	3,553	68,573
Kearny Financial Corp. (I)	4,582	46,828
Meridian Interstate Bancorp, Inc. (I)	3,258	70,992
MGIC Investment Corp. (I)	83,472	607,676
Northfield Bancorp, Inc.	16,042	194,750
Northwest Bancshares, Inc.	24,417	322,793
OceanFirst Financial Corp.	4,199	71,005
Oritani Financial Corp. (L)	12,027	197,964
Provident Financial Holdings, Inc.	2,842	47,206
Provident Financial Services, Inc.	15,448	250,412
Provident New York Bancorp	12,084	131,595
Radian Group, Inc. (L)	44,717	622,908
Rockville Financial, Inc.	7,986	103,818
Roma Financial Corp. (I)	2,477	46,047
Territorial Bancorp, Inc.	4,013	88,166
TrustCo Bank Corp.	25,482	151,873
United Financial Bancorp, Inc.	5,655	91,441
Walker & Dunlop, Inc. (I)	4,623	73,552
Westfield Financial, Inc.	7,045	49,738
WSFS Financial Corp.	2,085	125,621

		6,429,275

		88,960,025
Health Care - 12.2%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (I)(L)	18,292	502,481
Achillion Pharmaceuticals, Inc. (I)(L)	25,825	77,992
Acorda Therapeutics, Inc. (I)	10,290	352,741
Aegerion Pharmaceuticals, Inc. (I)	7,475	640,682
Alnylam Pharmaceuticals, Inc. (I)	15,153	969,944
AMAG Pharmaceuticals, Inc. (I)	5,762	123,768
Anacor Pharmaceuticals, Inc. (I)(L)	8,147	86,521
Arena Pharmaceuticals, Inc. (I)(L)	56,584	298,198
Arqule, Inc. (I)	16,902	39,382
Array BioPharma, Inc. (I)	30,636	190,556
Astex Pharmaceuticals (I)	25,206	213,747
AVEO Pharmaceuticals, Inc. (I)(L)	14,259	29,516
Biotime, Inc. (I)(L)	9,877	37,533
Cell Therapeutics, Inc. (I)(L)	36,298	59,529
Celldex Therapeutics, Inc. (I)(L)	21,034	745,235
Cepheid, Inc. (I)(L)	17,428	680,389
Chelsea Therapeutics International, Ltd. (I)	20,133	60,600
ChemoCentryx, Inc. (I)(L)	6,838	38,019
Chimerix, Inc. (I)(L)	2,442	53,675
Clovis Oncology, Inc. (I)	3,609	219,355
Coronado Biosciences, Inc. (I)(L)	6,381	44,795
Curis, Inc. (I)(L)	21,663	96,617
Cytokinetics, Inc. (I)(L)	6,797	51,589
Cytori Therapeutics, Inc. (I)	16,983	39,570
Dendreon Corp. (I)(L)	41,338	121,120
Dyax Corp. (I)	29,840	204,702
Dynavax Technologies Corp. (I)	49,815	59,778
Emergent Biosolutions, Inc. (I)	7,256	138,227
Enzon Pharmaceuticals, Inc.	12,249	20,578
Epizyme, Inc. (I)(L)	1,462	58,670
Exact Sciences Corp. (I)(L)	16,720	197,463
Exelixis, Inc. (I)(L)	48,461	282,043

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Galena Biopharma, Inc. (I)	24,885	$56,489
Genomic Health, Inc. (I)(L)	4,229	129,323
Geron Corp. (I)(L)	36,838	123,407
GTx, Inc. (I)(L)	7,834	15,746
Halozyme Therapeutics, Inc. (I)(L)	23,600	260,544
Hyperion Therapeutics, Inc. (I)(L)	2,425	63,365
Idenix Pharmaceuticals, Inc. (I)(L)	27,301	142,238
Immunogen, Inc. (I)(L)	22,133	376,704
Immunomedics, Inc. (I)(L)	18,830	116,558
Infinity Pharmaceuticals, Inc. (I)	12,585	219,608
Insmed, Inc. (I)	7,703	120,244
Intercept Pharmaceuticals, Inc. (I)	1,690	116,661
InterMune, Inc. (I)	21,610	332,146
Ironwood Pharmaceuticals, Inc. (I)(L)	24,533	290,716
Isis Pharmaceuticals, Inc. (I)(L)	29,126	1,093,390
Keryx Biopharmaceuticals, Inc. (I)(L)	21,322	215,352
Kythera Biopharmaceuticals, Inc. (I)(L)	2,844	129,971
Lexicon Pharmaceuticals, Inc. (I)(L)	60,733	143,937
Ligand Pharmaceuticals, Inc., Class B (I)	4,611	199,564
MannKind Corp. (I)(L)	39,121	222,990
Merrimack Pharmaceuticals, Inc. (I)(L)	24,147	91,759
Mimedx Group, Inc. (I)(L)	22,113	92,211
Momenta Pharmaceuticals, Inc. (I)	12,418	178,695
Nanosphere, Inc. (I)(L)	12,791	25,582
Neurocrine Biosciences, Inc. (I)	17,565	198,836
NewLink Genetics Corp. (I)(L)	4,777	89,712
Novavax, Inc. (I)(L)	35,144	111,055
NPS Pharmaceuticals, Inc. (I)(L)	26,086	829,796
OncoGenex Pharmaceuticals, Inc. (I)	4,229	39,203
Opko Health, Inc. (I)	37,328	328,860
Orexigen Therapeutics, Inc. (I)	25,545	156,846
Osiris Therapeutics, Inc. (I)	4,421	73,565
OvaScience, Inc. (I)	2,901	28,749
PDL BioPharma, Inc. (L)	34,511	275,053
Peregrine Pharmaceuticals, Inc. (I)(L)	39,798	56,115
Portola Pharmaceuticals, Inc. (I)	2,389	63,906
Progenics Pharmaceuticals, Inc. (I)	13,858	69,706
Prothena Corp. PLC (I)	3,788	76,631
Puma Biotechnology, Inc. (I)(L)	5,799	311,174
Raptor Pharmaceutical Corp. (I)(L)	14,790	220,963
Repligen Corp. (I)	8,506	94,332
Rigel Pharmaceuticals, Inc. (I)	23,620	84,560
Sangamo Biosciences, Inc. (I)	13,842	145,064
Sarepta Therapeutics, Inc. (I)(L)	8,289	391,489
Spectrum Pharmaceuticals, Inc. (L)	15,987	134,131
Stemline Therapeutics, Inc. (I)	2,557	115,807
Sunesis Pharmaceuticals, Inc. (I)	8,418	41,753
Synageva BioPharma Corp. (I)(L)	4,526	286,541
Synergy Pharmaceuticals, Inc. (I)	21,902	100,092
Synta Pharmaceuticals Corp. (I)(L)	10,508	66,305
Targacept, Inc. (I)	7,949	42,209
TESARO, Inc. (I)	3,499	135,551
Threshold Pharmaceuticals, Inc. (I)	13,573	63,114
Trius Therapeutics, Inc. (I)(L)	10,401	0
Vanda Pharmaceuticals, Inc. (I)	7,544	82,758
Verastem, Inc. (I)	4,318	53,716
Vical, Inc. (I)	20,926	26,158
XOMA Corp. (I)(L)	17,299	77,500
ZIOPHARM Oncology, Inc. (I)(L)	18,107	71,523

		16,434,988
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc. (L)	5,732	241,317
ABIOMED, Inc. (I)	10,270	195,849

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Accuray, Inc. (I)(L)	19,028	$140,617
Align Technology, Inc. (I)	19,051	916,734
Analogic Corp.	2,985	246,680
AngioDynamics, Inc. (I)	6,734	88,889
Anika Therapeutics, Inc. (I)	3,749	89,826
Antares Pharma, Inc. (I)(L)	31,607	128,324
ArthroCare Corp. (I)	7,466	265,640
AtriCure, Inc. (I)	6,068	66,627
Atrion Corp.	385	99,630
Cantel Medical Corp.	8,464	269,578
Cardiovascular Systems, Inc. (I)	5,276	105,784
Cerus Corp. (I)(L)	18,291	122,733
CONMED Corp. (L)	6,900	234,531
CryoLife, Inc.	8,499	59,493
Cutera, Inc. (I)	4,482	39,890
Cyberonics, Inc. (I)(L)	7,343	372,584
Cynosure, Inc., Class A (I)	4,674	106,614
Derma Sciences, Inc. (I)	4,070	50,387
DexCom, Inc. (I)(L)	18,340	517,738
Endologix, Inc. (I)	16,785	270,742
Exactech, Inc. (I)	2,905	58,536
GenMark Diagnostics, Inc. (I)	8,068	98,026
Globus Medical, Inc., Class A (I)(L)	14,168	247,373
Greatbatch, Inc. (I)	5,755	195,843
Haemonetics Corp. (I)(L)	12,873	513,375
HeartWare International, Inc. (I)	4,305	315,169
ICU Medical, Inc. (I)	3,310	224,848
Insulet Corp. (I)(L)	13,952	505,620
Integra LifeSciences Holdings Corp. (I)(L)	5,318	214,050
Invacare Corp.	8,446	145,862
MAKO Surgical Corp. (I)(L)	11,537	340,457
Masimo Corp.	12,482	332,520
Meridian Bioscience, Inc. (L)	11,017	260,552
Merit Medical Systems, Inc. (I)	11,615	140,890
Natus Medical, Inc. (I)	7,895	111,951
Navidea Biopharmaceuticals, Inc. (I)(L)	34,452	91,298
Neogen Corp. (I)	6,334	384,600
NuVasive, Inc. (I)	11,587	283,766
NxStage Medical, Inc. (I)	15,912	209,402
OraSure Technologies, Inc. (I)	15,327	92,115
Orthofix International NV (I)	5,077	105,906
PhotoMedex, Inc. (I)	3,723	59,196
Quidel Corp. (I)	7,555	214,562
Rochester Medical Corp. (I)	3,237	64,611
Rockwell Medical Technologies, Inc. (I)(L)	12,239	139,647
RTI Biologics, Inc. (I)	15,845	59,260
Solta Medical, Inc. (I)	24,696	51,368
Spectranetics Corp. (I)	10,633	178,422
Staar Surgical Company (I)	10,329	139,855
STERIS Corp.	15,210	653,422
SurModics, Inc. (I)	4,368	103,871
Symmetry Medical, Inc. (I)	9,742	79,495
Tearlab Corp. (I)	7,258	80,273
Thoratec Corp. (I)	14,709	548,499
Tornier BV (I)	7,059	136,450
Unilife Corp. (I)(L)	25,620	85,058
Utah Medical Products, Inc.	826	49,097
Vascular Solutions, Inc. (I)	4,495	75,516
Volcano Corp. (I)	14,262	341,147
West Pharmaceutical Services, Inc.	17,740	730,001
Wright Medical Group, Inc. (I)(L)	10,383	270,789

		13,562,905

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.4%
Acadia Healthcare Company, Inc. (I)(L)	9,183	$362,086
Accretive Health, Inc. (I)(L)	15,490	141,269
Air Methods Corp. (L)	10,243	436,352
Almost Family, Inc. (L)	2,598	50,479
Amedisys, Inc. (I)(L)	8,439	145,320
AMN Healthcare Services, Inc. (I)	11,847	163,015
Amsurg Corp. (I)	7,974	316,568
Bio-Reference Labs, Inc. (I)(L)	6,589	196,879
BioScrip, Inc. (I)	15,395	135,168
Capital Senior Living Corp. (I)	7,439	157,335
Centene Corp. (I)	14,090	901,196
Chemed Corp. (L)	4,799	343,129
Chindex International, Inc. (I)	3,596	61,312
Corvel Corp. (I)	3,392	125,402
Emeritus Corp. (I)	10,758	199,346
ExamWorks Group, Inc. (I)	7,736	201,059
Five Star Quality Care, Inc. (I)	11,464	59,269
Gentiva Health Services, Inc. (I)	8,529	102,689
Hanger, Inc. (I)	9,127	308,128
HealthSouth Corp.	22,344	770,421
Healthways, Inc. (I)(L)	8,852	163,851
IPC The Hospitalist Company, Inc. (I)	4,448	226,892
Kindred Healthcare, Inc.	14,225	191,042
Landauer, Inc.	2,597	133,096
LHC Group, Inc. (I)	3,412	80,046
Magellan Health Services, Inc. (I)	6,854	410,966
Molina Healthcare, Inc. (I)	7,334	261,090
MWI Veterinary Supply, Inc. (I)	3,384	505,434
National Healthcare Corp.	2,551	120,586
Owens & Minor, Inc. (L)	15,883	549,393
PharMerica Corp. (I)	8,166	108,363
Select Medical Holdings Corp.	12,326	99,471
Skilled Healthcare Group, Inc., Class A (I)	6,188	26,980
Team Health Holdings, Inc. (I)	17,787	674,839
The Ensign Group, Inc.	5,180	212,950
The Providence Service Corp. (I)	2,846	81,652
Triple-S Management Corp., Class B (I)	5,999	110,322
Universal American Corp.	10,042	76,520
US Physical Therapy, Inc.	3,188	99,083
Vanguard Health Systems, Inc. (I)	9,037	189,867
WellCare Health Plans, Inc. (I)	11,093	773,626

		10,272,491
Health Care Technology - 0.9%
athenahealth, Inc. (I)(L)	9,533	1,034,902
Computer Programs & Systems, Inc.	2,683	156,956
Greenway Medical Technologies, Inc. (I)	4,295	88,692
HealthStream, Inc. (I)	5,335	202,090
HMS Holdings Corp. (I)(L)	22,937	493,375
MedAssets, Inc. (I)	15,779	401,102
Medidata Solutions, Inc. (I)	6,868	679,451
Merge Healthcare, Inc. (I)	16,789	43,819
Omnicell, Inc. (I)	9,079	214,991
Quality Systems, Inc. (L)	10,855	235,879
Vocera Communications, Inc. (I)	5,960	110,856

		3,662,113
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	19,256	119,387
Albany Molecular Research, Inc. (I)	6,239	80,421
Cambrex Corp. (I)	7,934	104,729
Fluidigm Corp. (I)	7,614	167,051
Furiex Pharmaceuticals, Inc. (I)	1,989	87,496
Luminex Corp. (I)	9,839	196,780

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Neogenomics, Inc. (I)(L)	10,391	$31,173
PAREXEL International Corp. (I)	14,677	737,226
Sequenom, Inc. (I)(L)	31,221	83,360

		1,607,623
Pharmaceuticals - 1.4%
Acelrx Pharmaceuticals, Inc. (I)	5,971	64,308
Akorn, Inc. (I)(L)	15,324	301,576
Ampio Pharmaceuticals, Inc. (I)(L)	8,886	66,645
Auxilium Pharmaceuticals, Inc. (I)	13,098	238,777
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	38,521	163,329
BioDelivery Sciences International, Inc. (I)	8,327	45,216
Cadence Pharmaceuticals, Inc. (I)	16,267	102,645
Depomed, Inc. (I)	15,260	114,145
Endocyte, Inc. (I)(L)	8,127	108,333
Forest Laboratories, Inc.
(German Exchange) (I)	3,580	0
Hi-Tech Pharmacal Company, Inc.	2,851	123,021
Horizon Pharma, Inc. (I)	16,897	57,112
Impax Laboratories, Inc. (I)	17,960	368,360
Lannett Company, Inc. (I)	4,600	100,372
Nektar Therapeutics (I)	30,286	316,489
Omeros Corp. (I)(L)	8,231	80,252
Optimer Pharmaceuticals, Inc. (I)	12,814	161,456
Pacira Pharmaceuticals, Inc. (I)	7,265	349,374
Pozen, Inc. (I)	7,849	44,975
Questcor Pharmaceuticals, Inc.	13,438	779,404
Repros Therapeutics, Inc. (I)(L)	4,932	132,178
Sagent Pharmaceuticals, Inc. (I)	4,736	96,614
Santarus, Inc. (I)	14,429	325,663
Sciclone Pharmaceuticals, Inc. (I)(L)	15,510	78,636
The Medicines Company (I)	14,670	491,738
TherapeuticsMD, Inc. (I)	22,140	64,870
ViroPharma, Inc. (I)	16,761	658,707
Vivus, Inc. (I)(L)	26,350	245,582
XenoPort, Inc. (I)(L)	12,209	69,347

		5,749,124

		51,289,244
Industrials - 13.8%
Aerospace & Defense - 1.6%
AAR Corp.	10,186	278,383
Aerovironment, Inc. (I)(L)	4,610	106,491
American Science & Engineering, Inc.	1,990	120,017
Astronics Corp. (I)	3,521	175,029
Cubic Corp.	5,105	274,036
Curtiss-Wright Corp.	12,009	563,943
DigitalGlobe, Inc. (I)	19,443	614,788
Ducommun, Inc. (I)	3,030	86,900
Engility Holdings, Inc. (I)	4,801	152,336
Esterline Technologies Corp. (I)	7,915	632,329
GenCorp, Inc. (I)(L)	16,109	258,227
HEICO Corp. (L)	13,768	932,644
Kratos Defense &
Security Solutions, Inc. (I)(L)	13,633	112,881
LMI Aerospace, Inc. (I)	3,244	43,340
Moog, Inc., Class A (I)	11,239	659,392
National Presto Industries, Inc. (L)	1,182	83,225
Orbital Sciences Corp. (I)	15,308	324,223
Sparton Corp. (I)	3,095	78,923
Taser International, Inc. (I)	13,857	206,608
Teledyne Technologies, Inc. (I)	9,540	810,232

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
The KEYW Holding Corp. (I)(L)	9,072	$122,018

		6,635,965
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	14,346	107,452
Atlas Air Worldwide Holdings, Inc. (I)	6,672	307,646
Echo Global Logistics, Inc. (I)	5,333	111,673
Forward Air Corp.	7,856	316,990
Hub Group, Inc., Class A (I)	9,896	388,220
Pacer International, Inc. (I)	9,663	59,814
Park-Ohio Holdings Corp. (I)	2,511	96,473
UTi Worldwide, Inc.	23,735	358,636
XPO Logistics, Inc. (I)(L)	4,843	104,948

		1,851,852
Airlines - 0.6%
Allegiant Travel Company (L)	3,800	400,368
Hawaiian Holdings, Inc. (I)(L)	14,217	105,774
JetBlue Airways Corp. (I)(L)	59,457	395,984
Republic Airways Holdings, Inc. (I)	12,914	153,677
SkyWest, Inc.	13,964	202,757
Spirit Airlines, Inc. (I)	15,721	538,759
US Airways Group, Inc. (I)(L)	42,054	797,344

		2,594,663
Building Products - 0.7%
AAON, Inc.	7,375	195,880
American Woodmark Corp. (I)	2,606	90,298
Apogee Enterprises, Inc.	7,544	223,906
Builders FirstSource, Inc. (I)	12,226	71,889
Gibraltar Industries, Inc. (I)	8,355	119,142
Griffon Corp.	12,272	153,891
Insteel Industries, Inc.	4,847	78,037
NCI Building Systems, Inc. (I)	5,466	69,637
Nortek, Inc. (I)	2,394	164,492
Patrick Industries, Inc. (I)	1,990	59,800
PGT, Inc. (I)	9,442	93,570
Ply Gem Holdings, Inc. (I)	3,529	49,335
Quanex Building Products Corp.	9,898	186,379
Simpson Manufacturing Company, Inc. (L)	10,623	345,991
Trex Company, Inc. (I)	4,463	221,052
Universal Forest Products, Inc.	5,341	224,856
USG Corp. (I)(L)	19,664	561,997

		2,910,152
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	14,331	381,491
ACCO Brands Corp. (I)	30,467	202,301
Acorn Energy, Inc. (L)	5,983	35,300
ARC Document Solutions, Inc. (I)	11,351	52,101
Casella Waste Systems, Inc., Class A (I)	10,778	61,974
CECO Environmental Corp.	8,639	121,637
Cenveo, Inc. (I)(L)	19,284	56,888
Consolidated Graphics, Inc. (I)	1,984	111,223
Costa, Inc. (I)	2,826	53,751
Courier Corp.	3,683	58,265
Deluxe Corp. (L)	12,938	538,997
EnerNOC, Inc. (I)	6,983	104,675
Ennis, Inc.	6,925	124,927
G&K Services, Inc., Class A	5,011	302,614
Healthcare Services Group, Inc. (L)	17,966	462,804
Heritage-Crystal Clean, Inc. (I)	3,533	63,665
Herman Miller, Inc.	15,534	453,282
HNI Corp.	11,562	418,313
InnerWorkings, Inc. (I)(L)	12,008	117,919

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Interface, Inc.	15,642	$310,337
Kimball International, Inc., Class B	9,275	102,860
Knoll, Inc.	12,932	219,068
McGrath RentCorp. (L)	6,351	226,731
Mine Safety Appliances Company	7,303	376,908
Mobile Mini, Inc. (I)	10,203	347,514
Multi-Color Corp.	3,395	115,192
Performant Financial Corp. (I)	6,208	67,791
Quad/Graphics, Inc. (L)	6,696	203,291
Schawk, Inc.	3,219	47,770
Standard Parking Corp. (I)	4,532	121,865
Steelcase, Inc., Class A (L)	21,655	359,906
Team, Inc. (I)	5,312	211,152
Tetra Tech, Inc. (I)	16,711	432,648
The Brink’s Company	12,602	356,637
TMS International Corp., Class A	4,049	70,615
UniFirst Corp.	3,627	378,731
United Stationers, Inc. (L)	10,256	446,136
US Ecology, Inc.	5,043	151,946
Viad Corp.	5,516	137,624

		8,406,849
Construction & Engineering - 0.8%
Aegion Corp. (I)	9,694	230,039
Ameresco, Inc., Class A (I)	5,721	57,324
Argan, Inc.	4,077	89,572
Comfort Systems USA, Inc.	10,105	169,865
Dycom Industries, Inc. (I)	8,303	232,401
EMCOR Group, Inc.	17,201	673,075
Furmanite Corp. (I)	10,788	106,801
Granite Construction, Inc.	9,714	297,248
Great Lakes Dredge & Dock Corp. (L)	15,660	116,197
Layne Christensen Company (I)(L)	5,699	113,752
MasTec, Inc. (I)(L)	15,327	464,408
Michael Baker Corp.	2,443	98,868
MYR Group, Inc. (I)	5,456	132,581
Northwest Pipe Company (I)	2,827	92,952
Orion Marine Group, Inc. (I)	7,728	80,448
Pike Electric Corp.	7,038	79,670
Primoris Services Corp.	9,295	236,744
Sterling Construction Company, Inc. (I)	5,338	49,377
Tutor Perini Corp. (I)(L)	9,542	203,435

		3,524,757
Electrical Equipment - 1.4%
Acuity Brands, Inc.	10,954	1,007,987
AZZ, Inc.	6,709	280,839
Brady Corp., Class A	11,947	364,384
Capstone Turbine Corp. (I)(L)	83,247	98,231
Coleman Cable, Inc.	2,836	59,868
Encore Wire Corp.	5,242	206,744
EnerSys, Inc.	12,265	743,627
Franklin Electric Company, Inc. (L)	12,405	488,757
FuelCell Energy, Inc. (I)(L)	43,894	56,623
Generac Holdings, Inc.	13,031	555,642
General Cable Corp.	12,777	405,670
Global Power Equipment Group, Inc.	4,723	94,980
GrafTech International, Ltd. (I)(L)	30,588	258,469
II-VI, Inc. (I)	13,072	246,015
LSI Industries, Inc.	5,594	47,213
Polypore International, Inc. (I)(L)	12,127	496,843
Powell Industries, Inc. (I)	2,456	150,528
PowerSecure International, Inc. (I)	5,283	84,792
Preformed Line Products Company	757	54,451

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Thermon Group Holdings, Inc. (I)	7,332	$169,443

		5,871,106
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (L)	9,731	318,301
Machinery - 3.3%
Accuride Corp. (I)	12,258	63,006
Actuant Corp., Class A (L)	18,587	721,919
Alamo Group, Inc.	1,922	94,005
Albany International Corp., Class A	7,403	265,546
Altra Holdings, Inc.	7,285	196,039
American Railcar Industries, Inc. (L)	2,566	100,664
Ampco-Pittsburgh Corp.	2,048	36,700
Astec Industries, Inc.	4,844	174,190
Barnes Group, Inc.	13,757	480,394
Blount International, Inc. (I)	13,340	161,547
Briggs & Stratton Corp. (L)	12,855	258,643
Chart Industries, Inc. (I)(L)	7,898	971,770
CIRCOR International, Inc.	4,695	291,935
CLARCOR, Inc.	12,448	691,237
Columbus McKinnon Corp. (I)	5,221	125,461
Commercial Vehicle Group, Inc. (I)	6,930	55,163
Douglas Dynamics, Inc.	6,125	90,221
Dynamic Materials Corp.	3,687	85,465
Energy Recovery, Inc. (I)(L)	13,239	95,983
EnPro Industries, Inc. (I)(L)	5,475	329,650
ESCO Technologies, Inc.	7,137	237,163
Federal Signal Corp. (I)	16,557	213,089
Flow International Corp. (I)	16,122	64,327
FreightCar America, Inc.	3,344	69,154
Graham Corp.	3,183	115,002
Greenbrier Companies, Inc. (I)(L)	6,556	162,130
Hardinge, Inc.	3,713	57,366
Hurco Companies, Inc.	1,840	47,582
Hyster-Yale Materials Handling, Inc.	2,680	240,316
Hyster-Yale Materials Handling, Inc., Class B	1,419	127,242
John Bean Technologies Corp.	7,841	195,084
Kadant, Inc.	3,198	107,421
Kaydon Corp.	8,121	288,458
LB Foster Company, Class A	2,585	118,238
Lindsay Corp.	3,380	275,876
Lydall, Inc. (I)	4,705	80,785
Manitex International, Inc. (I)	3,721	40,671
Meritor, Inc. (I)	25,521	200,595
Middleby Corp. (I)	4,826	1,008,200
Miller Industries, Inc. (L)	3,157	53,606
Mueller Industries, Inc.	7,273	404,888
Mueller Water Products, Inc., Class A	41,358	330,450
NN, Inc.	5,651	87,930
PMFG, Inc. (I)(L)	6,070	44,918
Proto Labs, Inc. (I)(L)	4,405	336,498
RBC Bearings, Inc. (I)	5,994	394,945
Rexnord Corp. (I)	7,768	161,574
Standex International Corp.	3,067	182,180
Sun Hydraulics Corp.	5,555	201,369
Tecumseh Products Company, Class A (I)	5,251	46,996
Tennant Company	4,626	286,812
The ExOne Company (I)(L)	1,606	68,416
The Gorman-Rupp Company	3,780	151,654
Titan International, Inc. (L)	14,246	208,561
Trimas Corp. (I)	10,284	383,593
Twin Disc, Inc. (L)	2,389	62,425
Wabash National Corp. (I)	18,268	213,005

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	7,378	$415,898
Woodward, Inc.	17,698	722,609

		13,696,564
Marine - 0.1%
Matson, Inc.	11,369	298,209
Professional Services - 1.3%
Acacia Research Corp.	12,896	297,382
Barrett Business Services, Inc.	1,863	125,399
CBIZ, Inc. (I)(L)	10,725	79,794
CDI Corp.	3,798	58,147
CRA International, Inc. (I)	2,933	54,612
Exponent, Inc.	3,364	241,670
Franklin Covey Company (I)	2,607	46,796
FTI Consulting, Inc. (I)	10,409	393,460
GP Strategies Corp. (I)	4,281	112,248
Heidrick & Struggles International, Inc.	4,932	94,004
Huron Consulting Group, Inc. (I)	6,220	327,234
ICF International, Inc. (I)	4,926	174,430
Insperity, Inc.	5,475	205,860
Kelly Services, Inc., Class A	6,619	128,872
Kforce, Inc.	7,612	134,656
Korn/Ferry International (I)	12,719	272,187
Mistras Group, Inc. (I)	4,264	72,488
Navigant Consulting Company (I)	12,710	196,497
Odyssey Marine Exploration, Inc. (I)(L)	25,521	76,818
On Assignment, Inc. (I)	12,020	396,660
Pendrell Corp. (I)	43,962	85,286
Resources Connection, Inc.	10,496	142,431
RPX Corp. (I)	8,668	151,950
The Advisory Board Company (I)(L)	9,178	545,907
The Corporate Executive Board Company	8,642	627,582
TrueBlue, Inc. (I)	10,746	258,011
VSE Corp.	1,215	57,044
WageWorks, Inc. (I)	6,450	325,403

		5,682,828
Road & Rail - 0.5%
Arkansas Best Corp.	6,767	173,709
Celadon Group, Inc.	5,860	109,406
Heartland Express, Inc. (L)	11,699	166,009
Knight Transportation, Inc. (L)	15,252	251,963
Marten Transport, Ltd.	6,163	105,695
Quality Distribution, Inc. (I)	6,216	57,436
Roadrunner Transportation Systems, Inc. (I)	4,914	138,771
Saia, Inc. (I)	6,322	197,120
Swift Transportation Company (I)	22,018	444,543
Universal Truckload Services, Inc.	1,495	39,857
Werner Enterprises, Inc. (L)	11,550	269,462
YRC Worldwide, Inc. (I)(L)	2,427	40,968

		1,994,939
Trading Companies & Distributors - 0.9%
Aceto Corp.	7,390	115,432
Aircastle, Ltd.	17,385	302,673
Applied Industrial Technologies, Inc. (L)	10,642	548,063
Beacon Roofing Supply, Inc. (I)(L)	12,429	458,257
CAI International, Inc. (I)	4,773	111,068
DXP Enterprises, Inc. (I)	2,563	202,400
H&E Equipment Services, Inc. (I)	7,697	204,432
Houston Wire & Cable Company	5,864	78,988
Kaman Corp.	7,215	273,160
Rush Enterprises, Inc., Class A (I)(L)	8,979	238,033
TAL International Group, Inc. (I)(L)	8,686	405,897

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Textainer Group Holdings, Ltd. (L)	5,402	$204,574
Titan Machinery, Inc. (I)(L)	4,562	73,311
Watsco, Inc. (L)	6,514	614,075

		3,830,363
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	10,771	225,437

		57,841,985
Information Technology - 17.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	15,460	411,854
Alliance Fiber Optic Products, Inc. (L)	3,576	73,201
Anaren, Inc. (I)	3,367	85,859
ARRIS Group, Inc. (I)	29,869	509,565
Aruba Networks, Inc. (I)(L)	29,720	494,541
Aviat Networks, Inc. (I)	16,681	43,037
Bel Fuse, Inc., Class B	2,908	50,716
Black Box Corp.	4,410	135,122
CalAmp Corp. (I)	9,363	165,070
Calix, Inc. (I)	10,494	133,589
Ciena Corp. (I)	26,367	658,648
Comtech Telecommunications Corp.	4,457	108,394
Digi International, Inc. (I)	7,126	71,331
Emulex Corp. (I)	23,436	181,863
Extreme Networks, Inc. (I)	25,314	132,139
Finisar Corp. (I)(L)	24,330	550,588
Globecomm Systems, Inc. (I)	6,275	88,038
Harmonic, Inc. (I)	28,773	221,264
Infinera Corp. (I)(L)	30,263	342,275
InterDigital, Inc.	10,696	399,282
Ixia (I)	13,957	218,706
KVH Industries, Inc. (I)	4,886	67,427
NETGEAR, Inc. (I)(L)	10,145	313,075
Numerex Corp., Class A (I)	3,797	41,577
Oplink Communications, Inc. (I)	5,512	103,736
Parkervision, Inc. (I)(L)	23,969	80,296
PC-Tel, Inc.	6,155	54,472
Plantronics, Inc.	11,262	518,615
Procera Networks, Inc. (I)(L)	5,857	90,725
Ruckus Wireless, Inc. (I)	11,440	192,535
ShoreTel, Inc. (I)	18,284	110,435
Sonus Networks, Inc. (I)	57,023	192,738
Symmetricom, Inc. (I)	11,383	54,866
Tellabs, Inc.	88,267	200,366
Tessco Technologies, Inc.	1,617	54,493
Ubiquiti Networks, Inc.	3,446	115,751
ViaSat, Inc. (I)(L)	10,273	654,904

		7,921,093
Computers & Peripherals - 0.4%
Avid Technology, Inc. (I)	9,068	54,408
Cray, Inc. (I)	10,490	252,494
Datalink Corp. (I)	4,874	65,896
Electronics for Imaging, Inc. (I)	11,834	374,901
Fusion-io, Inc. (I)(L)	19,738	264,292
Imation Corp. (I)	10,242	41,992
Immersion Corp. (I)	7,692	101,457
QLogic Corp. (I)	22,500	246,150
Quantum Corp. (I)(L)	59,436	82,022
Silicon Graphics International Corp. (I)	8,381	136,191
Super Micro Computer, Inc. (I)	9,325	126,261

		1,746,064

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.6%
Aeroflex Holding Corp. (I)	5,810	$40,902
Agilysys, Inc. (I)	4,075	48,574
Anixter International, Inc. (I)	6,876	602,750
Audience, Inc. (I)	3,225	36,249
Badger Meter, Inc.	3,859	179,444
Belden, Inc.	11,345	726,647
Benchmark Electronics, Inc. (I)	13,879	317,690
Checkpoint Systems, Inc. (I)	10,759	179,675
Cognex Corp.	22,698	711,809
Coherent, Inc.	6,305	387,442
CTS Corp.	9,292	146,535
Daktronics, Inc.	9,591	107,323
DTS, Inc. (I)	4,884	102,564
Electro Rent Corp.	5,287	95,906
Electro Scientific Industries, Inc.	6,094	71,361
Fabrinet (I)	7,667	129,112
FARO Technologies, Inc. (I)	4,572	192,801
FEI Company	10,013	879,141
GSI Group, Inc. (I)	8,116	77,427
Insight Enterprises, Inc. (I)	11,167	211,280
InvenSense, Inc. (I)(L)	14,766	260,177
Itron, Inc. (I)	10,199	436,823
KEMET Corp. (I)	12,622	52,760
Littelfuse, Inc.	5,765	450,938
Maxwell Technologies, Inc. (I)	8,058	73,167
Measurement Specialties, Inc. (I)	3,999	216,906
Mercury Computer Systems, Inc. (I)	8,487	84,785
Mesa Laboratories, Inc.	1,090	73,695
Methode Electronics, Inc.	9,842	275,576
MTS Systems Corp.	3,954	254,440
Neonode, Inc. (I)	6,698	43,001
Newport Corp. (I)	10,330	161,458
OSI Systems, Inc. (I)	5,238	390,074
Park Electrochemical Corp.	5,342	153,048
PC Connection, Inc.	2,484	37,484
Plexus Corp. (I)	8,821	328,141
RealD, Inc. (I)(L)	10,870	76,090
Rofin-Sinar Technologies, Inc. (I)	6,908	167,243
Rogers Corp. (I)	4,350	258,738
Sanmina Corp. (I)	21,841	381,999
ScanSource, Inc. (I)	6,969	241,127
SYNNEX Corp. (I)	6,553	402,682
TTM Technologies, Inc. (I)	14,981	146,065
Uni-Pixel, Inc. (I)(L)	2,930	51,949
Universal Display Corp. (I)(L)	10,451	334,746
Vishay Precision Group, Inc. (I)	3,501	50,940
Zygo Corp. (I)	4,510	72,070

		10,720,754
Internet Software & Services - 2.9%
Angie’s List, Inc. (I)(L)	10,942	246,195
Bankrate, Inc. (I)(L)	12,162	250,172
Bazaarvoice, Inc. (I)(L)	12,829	116,487
Blucora, Inc. (I)	10,851	249,356
Brightcove, Inc. (I)	7,938	89,303
Carbonite, Inc. (I)	3,757	56,355
comScore, Inc. (I)	9,364	271,275
Constant Contact, Inc. (I)(L)	8,070	191,178
Cornerstone OnDemand, Inc. (I)	10,407	535,336
CoStar Group, Inc. (I)	7,353	1,234,569
Dealertrack Technologies, Inc. (I)	11,412	488,890
Demand Media, Inc. (I)	10,285	65,001
Demandware, Inc. (I)	4,141	191,853
Dice Holdings, Inc. (I)(L)	11,396	96,980

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Digital River, Inc. (I)	9,455	$168,961
E2open, Inc. (I)(L)	4,286	96,006
EarthLink, Inc.	27,750	137,363
eGain Corp. (I)(L)	4,246	64,072
Envestnet, Inc. (I)	5,991	185,721
Global Eagle Entertainment, Inc. (I)	6,254	58,412
Internap Network Services Corp. (I)	14,252	99,051
IntraLinks Holdings, Inc. (I)	10,184	89,619
j2 Global, Inc. (L)	11,833	585,970
Limelight Networks, Inc. (I)	17,490	33,756
Liquidity Services, Inc. (I)(L)	6,333	212,535
LivePerson, Inc. (I)	15,033	141,912
LogMeIn, Inc. (I)	6,590	204,620
Marchex, Inc., Class B	7,354	53,537
Millennial Media, Inc. (I)(L)	9,426	66,642
Monster Worldwide, Inc. (I)(L)	30,081	132,958
Move, Inc. (I)	10,580	179,331
NIC, Inc. (L)	17,083	394,788
OpenTable, Inc. (I)	5,862	410,223
Perficient, Inc. (I)	9,331	171,317
QuinStreet, Inc. (I)	9,129	86,269
RealNetworks, Inc. (I)	8,635	73,916
Responsys, Inc. (I)	9,709	160,199
SciQuest, Inc. (I)	6,076	136,467
Shutterstock, Inc. (I)(L)	1,941	141,150
Spark Networks, Inc. (I)	5,818	48,406
SPS Commerce, Inc. (I)	4,003	267,881
Stamps.com, Inc. (I)	3,412	156,713
support.com, Inc. (I)	13,626	74,262
The Active Network, Inc. (I)	14,824	212,131
Travelzoo, Inc. (I)	2,226	59,078
Trulia, Inc. (I)(L)	7,222	339,651
United Online, Inc.	24,397	194,688
Unwired Planet, Inc. (I)	25,450	44,029
ValueClick, Inc. (I)	19,759	411,975
VistaPrint NV (I)(L)	8,492	479,968
Vocus, Inc. (I)(L)	5,619	52,313
Web.com Group, Inc. (I)(L)	10,497	339,473
WebMD Health Corp. (I)(L)	9,196	263,006
XO Group, Inc. (I)	7,217	93,244
Xoom Corp. (I)	1,952	62,093
Yelp, Inc. (I)	7,429	491,651
Zillow, Inc., Class A (I)(L)	5,244	442,436
Zix Corp. (I)	17,759	86,842

		12,287,585
IT Services - 2.0%
Acxiom Corp. (I)	19,126	542,987
Blackhawk Network Holdings, Inc. (I)(L)	3,435	82,543
CACI International, Inc., Class A (I)(L)	5,769	398,696
Cardtronics, Inc. (I)	11,914	442,009
Cass Information Systems, Inc. (L)	2,691	143,619
CIBER, Inc. (I)	20,410	67,353
Computer Task Group, Inc.	4,162	67,258
Convergys Corp. (L)	26,686	500,363
CSG Systems International, Inc.	8,432	211,222
EPAM Systems, Inc. (I)	5,691	196,340
Euronet Worldwide, Inc. (I)(L)	12,917	514,097
EVERTEC, Inc.	7,604	168,885
ExlService Holdings, Inc. (I)	8,512	242,422
Forrester Research, Inc.	3,277	120,463
Global Cash Access Holdings, Inc. (I)	18,451	144,102
Heartland Payment Systems, Inc. (L)	9,513	377,856
Higher One Holdings, Inc. (I)	8,015	61,475

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
iGATE Corp. (I)	9,475	$263,026
Lionbridge Technologies, Inc. (I)	17,093	63,073
ManTech International Corp., Class A (L)	6,251	179,779
MAXIMUS, Inc.	17,468	786,759
MoneyGram International, Inc. (I)	5,751	112,605
PRGX Global, Inc. (I)	8,396	52,559
Sapient Corp. (I)	28,387	441,986
ServiceSource International, Inc. (I)	16,683	201,531
Sykes Enterprises, Inc. (I)	9,587	171,703
Syntel, Inc.	3,840	307,584
TeleTech Holdings, Inc. (I)	5,107	128,135
The Hackett Group, Inc.	8,624	61,489
Unisys Corp. (I)(L)	11,528	290,390
Virtusa Corp. (I)	5,146	149,543
WEX, Inc. (I)(L)	9,986	876,272

		8,368,124
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (I)	10,658	186,728
Ambarella, Inc. (I)	5,197	101,445
Amkor Technology, Inc. (I)(L)	16,033	68,782
ANADIGICS, Inc. (I)	23,489	46,273
Applied Micro Circuits Corp. (I)	17,158	221,338
ATMI, Inc. (I)	7,852	208,235
Axcelis Technologies, Inc. (I)	31,923	67,358
Brooks Automation, Inc.	17,522	163,130
Cabot Microelectronics Corp. (I)(L)	5,923	228,154
Cavium, Inc. (I)	13,190	543,428
Ceva, Inc. (I)	6,170	106,433
Cirrus Logic, Inc. (I)(L)	16,114	365,466
Cohu, Inc.	6,496	70,871
Cypress Semiconductor Corp. (I)(L)	38,245	357,208
Diodes, Inc. (I)	9,631	235,960
DSP Group, Inc. (I)	5,816	41,003
Entegris, Inc. (I)	36,720	372,708
Entropic Communications, Inc. (I)(L)	23,227	101,734
Exar Corp. (I)	10,199	136,769
FormFactor, Inc. (I)	14,203	97,433
GT Advanced Technologies, Inc. (I)(L)	31,496	268,031
Hittite Microwave Corp. (I)	8,035	525,087
Inphi Corp. (I)	7,399	99,369
Integrated Device Technology, Inc. (I)	34,543	325,395
Integrated Silicon Solution, Inc. (I)	7,344	79,976
Intermolecular, Inc. (I)	6,045	33,308
International Rectifier Corp. (I)	17,394	430,849
Intersil Corp., Class A	31,599	354,857
IXYS Corp.	6,500	62,725
Kopin Corp. (I)	19,877	80,104
Lattice Semiconductor Corp. (I)	31,748	141,596
LTX-Credence Corp. (I)	13,225	87,021
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,257	55,434
MaxLinear, Inc., Class A (I)	7,367	61,072
Micrel, Inc.	11,206	102,087
Microsemi Corp. (I)	23,697	574,652
Mindspeed Technologies, Inc. (I)(L)	11,712	35,604
MKS Instruments, Inc.	13,253	352,397
Monolithic Power Systems, Inc. (L)	9,685	293,262
MoSys, Inc. (I)	15,641	58,185
Nanometrics, Inc. (I)	6,281	101,250
NeoPhotonics Corp. (I)	5,319	39,307
NVE Corp. (I)	1,325	67,628
OmniVision Technologies, Inc. (I)(L)	14,158	216,759
PDF Solutions, Inc. (I)	6,424	136,510

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Peregrine Semiconductor Corp. (I)(L)	7,581	$68,002
Pericom Semiconductor Corp. (I)	7,093	55,325
Photronics, Inc. (I)(L)	16,355	128,060
PLX Technology, Inc. (I)	12,539	75,485
PMC-Sierra, Inc. (I)	53,851	356,494
Power Integrations, Inc.	7,608	411,973
Rambus, Inc. (I)	29,670	278,898
RF Micro Devices, Inc. (I)	73,393	413,937
Rubicon Technology, Inc. (I)(L)	4,989	60,417
Rudolph Technologies, Inc. (I)	8,833	100,696
Semtech Corp. (I)	17,357	520,536
Sigma Designs, Inc. (I)	8,669	48,460
Silicon Image, Inc. (I)	19,179	102,416
Spansion, Inc., Class A (I)	11,521	116,247
SunEdison, Inc. (I)	59,438	473,721
SunPower Corp. (I)(L)	10,639	278,316
Supertex, Inc.	3,010	76,273
Synaptics, Inc. (I)(L)	8,419	372,793
Tessera Technologies, Inc.	13,904	269,042
TriQuint Semiconductor, Inc. (I)	42,672	346,923
Ultra Clean Holdings (I)	7,334	50,678
Ultratech, Inc. (I)	7,314	221,614
Veeco Instruments, Inc. (I)	10,228	380,788
Volterra Semiconductor Corp. (I)	6,729	154,767

		13,664,782
Software - 4.2%
Accelrys, Inc. (I)	15,543	153,254
ACI Worldwide, Inc. (I)	10,157	549,087
Actuate Corp. (I)	13,598	99,945
Advent Software, Inc.	8,515	270,351
American Software, Inc., Class A	6,982	59,626
Aspen Technology, Inc. (I)	24,122	833,415
AVG Technologies NV (I)	6,187	148,117
Blackbaud, Inc.	11,597	452,747
Bottomline Technologies, Inc. (I)(L)	10,193	284,181
BroadSoft, Inc. (I)(L)	7,417	267,235
Callidus Software, Inc. (I)	10,382	95,203
CommVault Systems, Inc. (I)	12,030	1,056,595
Comverse, Inc. (I)	6,041	193,010
Digimarc Corp.	1,695	34,239
Ebix, Inc. (L)	8,084	80,355
Ellie Mae, Inc. (I)	6,704	214,595
EPIQ Systems, Inc.	8,593	113,599
ePlus, Inc.	1,075	55,556
Fair Isaac Corp.	9,161	506,420
FleetMatics Group PLC (I)	4,218	158,386
Glu Mobile Inc. (I)(L)	15,477	43,181
Guidance Software, Inc. (I)	6,031	54,701
Guidewire Software, Inc. (I)	10,851	511,191
Imperva, Inc. (I)	5,267	221,319
Infoblox, Inc. (I)	12,982	542,907
Interactive Intelligence Group (I)	3,961	251,484
Jive Software, Inc. (I)(L)	10,451	130,638
Manhattan Associates, Inc. (I)	4,943	471,809
Mentor Graphics Corp.	24,856	580,885
MicroStrategy, Inc., Class A (I)	2,307	239,374
Mitek Systems, Inc. (I)	6,866	35,566
Model N, Inc. (I)(L)	2,418	23,938
Monotype Imaging Holdings, Inc.	9,842	282,072
Netscout Systems, Inc. (I)	9,192	235,039
Pegasystems, Inc.	4,581	182,370
Progress Software Corp. (I)	13,999	362,294
Proofpoint, Inc. (I)	5,705	183,245

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
PROS Holdings, Inc. (I)	5,765	$197,105
PTC, Inc. (I)	30,535	868,110
QLIK Technologies, Inc. (I)	22,579	773,105
Qualys, Inc. (I)	4,022	86,031
Rally Software Development Corp. (I)	1,872	56,085
RealPage, Inc. (I)	12,257	283,872
Rosetta Stone, Inc. (I)	3,088	50,118
Seachange International, Inc. (I)(L)	9,408	107,910
Silver Spring Networks, Inc. (I)	1,563	27,087
Sourcefire, Inc. (I)(L)	8,074	612,978
SS&C Technologies Holdings, Inc. (I)	14,971	570,395
Synchronoss Technologies, Inc. (I)(L)	7,444	283,319
Take-Two Interactive Software, Inc. (I)	20,913	379,780
Tangoe, Inc. (I)(L)	7,848	187,253
TiVo, Inc. (I)	32,960	410,022
Tyler Technologies, Inc. (I)	8,158	713,580
Ultimate Software Group, Inc. (I)	7,154	1,054,500
VASCO Data Security International, Inc. (I)	7,777	61,361
Verint Systems, Inc. (I)	13,497	500,199
VirnetX Holding Corp. (I)(L)	11,039	225,196
Vringo, Inc. (I)(L)	20,445	58,882

		17,484,817

		72,193,219
Materials - 4.6%
Chemicals - 2.2%
A. Schulman, Inc.	7,900	232,734
Advanced Emissions Solutions Inc (I)	2,576	110,047
American Pacific Corp. (I)	1,748	95,720
American Vanguard Corp.	7,492	201,685
Arabian American Development Company (I)	6,163	56,083
Axiall Corp.	18,059	682,450
Balchem Corp.	7,839	405,668
Calgon Carbon Corp. (I)	14,500	275,355
Chemtura Corp. (I)	25,433	584,705
Ferro Corp. (I)	19,576	178,337
Flotek Industries, Inc. (I)(L)	12,181	280,163
FutureFuel Corp.	6,481	116,399
H.B. Fuller Company	12,793	578,116
Hawkins, Inc.	2,453	92,576
Innophos Holdings, Inc.	5,854	308,974
Innospec, Inc.	6,147	286,819
Intrepid Potash, Inc. (L)	14,332	224,726
KMG Chemicals, Inc.	2,387	52,490
Koppers Holdings, Inc.	5,572	237,646
Kraton Performance Polymers, Inc. (I)	8,772	171,843
Landec Corp. (I)	6,863	83,729
LSB Industries, Inc. (I)	5,109	171,305
Minerals Technologies, Inc.	8,992	443,935
Olin Corp.	20,448	471,735
OM Group, Inc. (I)	8,136	274,834
OMNOVA Solutions, Inc. (I)	12,494	106,824
PolyOne Corp.	25,695	789,093
Quaker Chemical Corp.	3,463	252,972
Sensient Technologies Corp.	12,817	613,806
Stepan Company	4,760	274,795
Taminco Corp. (I)	4,227	85,808
Tredegar Corp.	6,484	168,584
Zep, Inc.	5,923	96,308
Zoltek Companies, Inc. (I)	7,671	128,029

		9,134,293

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.1%
Headwaters, Inc. (I)	19,385	$174,271
Texas Industries, Inc. (I)(L)	5,643	374,187
US Concrete, Inc. (I)(L)	4,006	80,360

		628,818
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,121	83,302
Berry Plastics Group, Inc. (I)	14,611	291,782
Boise, Inc.	27,012	340,351
Graphic Packaging Holding Company (I)	53,949	461,803
Myers Industries, Inc.	7,737	155,591

		1,332,829
Metals & Mining - 1.3%
A. M. Castle & Company (I)	4,380	70,518
AK Steel Holding Corp. (I)(L)	35,845	134,419
Allied Nevada Gold Corp. (I)(L)	27,027	112,973
AMCOL International Corp.	7,501	245,133
Century Aluminum Company (I)	14,229	114,543
Coeur d’Alene Mines Corp. (I)	26,027	313,625
Commercial Metals Company	30,122	510,568
Globe Specialty Metals, Inc.	16,754	258,179
Gold Resource Corp. (L)	10,408	69,005
Haynes International, Inc.	3,355	152,082
Hecla Mining Company (L)	85,996	270,027
Horsehead Holding Corp. (I)(L)	12,273	152,922
Kaiser Aluminum Corp. (L)	4,870	346,988
Materion Corp.	5,478	175,625
Molycorp, Inc. (I)(L)	32,704	214,538
Olympic Steel, Inc. (L)	2,821	78,367
Paramount Gold and Silver Corp. (I)(L)	43,838	56,551
RTI International Metals, Inc. (I)(L)	8,065	258,403
Schnitzer Steel Industries, Inc., Class A (L)	6,675	183,830
Stillwater Mining Company (I)(L)	30,909	340,308
SunCoke Energy, Inc. (I)	18,852	320,484
U.S. Silica Holdings, Inc. (L)	5,765	143,549
Universal Stainless & Alloy (I)	2,053	66,784
Walter Energy, Inc. (L)	16,525	231,846
Worthington Industries, Inc.	13,732	472,793

		5,294,060
Paper & Forest Products - 0.7%
Boise Cascade Company (I)	3,582	96,535
Clearwater Paper Corp. (I)	5,727	273,579
Deltic Timber Corp.	3,070	199,980
KapStone Paper and Packaging Corp. (I)	10,619	454,493
Louisiana-Pacific Corp. (I)	36,179	636,389
Neenah Paper, Inc.	4,479	176,069
P.H. Glatfelter Company	10,693	289,460
Resolute Forest Products, Inc. (I)	17,834	235,765
Schweitzer-Mauduit International, Inc.	7,920	479,398
Wausau Paper Corp.	12,024	156,192

		2,997,860

		19,387,860
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (I)(L)	19,422	195,580
Atlantic Tele-Network, Inc.	2,427	126,520
Cbeyond, Inc. (I)	8,004	51,306
Cincinnati Bell, Inc. (I)(L)	53,021	144,217
Cogent Communications Group, Inc.	12,356	398,481
Consolidated
Communications Holdings, Inc. (L)	10,595	182,658

266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Fairpoint Communications, Inc. (I)(L)	6,377	$60,900
General Communication, Inc., Class A (I)	7,924	75,436
Hawaiian Telcom Holdco, Inc. (I)(L)	2,707	72,006
HickoryTech Corp.	3,915	44,553
IDT Corp., Class B	4,361	77,408
inContact, Inc. (I)	14,662	121,255
Inteliquent, Inc.	8,614	83,211
Iridium Communications, Inc. (I)(L)	17,061	117,380
Lumos Networks Corp.	4,379	94,893
magicJack VocalTec, Ltd. (I)(L)	5,118	65,869
ORBCOMM, Inc. (I)	10,599	55,857
Premiere Global Services, Inc. (I)	12,098	120,496
Primus Telecommunications Group, Inc.	4,206	14,258
Straight Path
Communications, Inc., Class B (I)	2,180	11,467
Towerstream Corp. (I)(L)	19,623	56,122
Vonage Holdings Corp. (I)	39,586	124,300
West Corp.	4,702	104,243

		2,398,416
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (I)(L)	6,110	42,770
Leap Wireless International, Inc. (I)	14,224	224,597
NII Holdings, Inc. (I)(L)	45,069	273,569
NTELOS Holdings Corp.	4,798	90,202
Shenandoah Telecommunications Company (L)	6,511	156,915
USA Mobility, Inc.	6,265	88,712

		876,765

		3,275,181
Utilities - 2.8%
Electric Utilities - 1.2%
ALLETE, Inc.	10,506	507,440
Cleco Corp.	15,451	692,823
El Paso Electric Company	10,389	346,993
IDACORP, Inc.	12,634	611,486
MGE Energy, Inc.	5,779	315,244
Otter Tail Corp.	9,565	263,994
PNM Resources, Inc.	20,393	461,494
Portland General Electric Company (L)	19,191	541,762
The Empire District Electric Company	11,369	246,253
UIL Holdings Corp.	13,263	493,118
Unitil Corp.	4,233	123,900
UNS Energy Corp.	10,597	494,032

		5,098,539
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	2,718	142,668
New Jersey Resources Corp.	10,500	462,525
Northwest Natural Gas Company	7,221	303,138
Piedmont Natural Gas Company, Inc. (L)	19,114	628,468
South Jersey Industries, Inc.	8,300	486,214
Southwest Gas Corp.	11,634	581,700
The Laclede Group, Inc.	8,150	366,750
WGL Holdings, Inc.	12,968	553,863

		3,525,326
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. (L)	31,999	137,916
Dynegy, Inc. (I)(L)	25,960	501,547
Genie Energy, Ltd., B Shares (I)	3,538	34,672
Ormat Technologies, Inc.	4,882	130,691

		804,826

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.3%
Avista Corp.	15,684	$414,058
Black Hills Corp.	11,539	575,335
NorthWestern Corp.	9,747	437,835

		1,427,228
Water Utilities - 0.3%
American States Water Company	9,776	269,427
Artesian Resources Corp., Class A	2,657	59,118
California Water Service Group	12,280	249,530
Connecticut Water Service, Inc. (L)	3,628	116,676
Consolidated Water Company, Ltd.	5,301	79,356
Middlesex Water Company	4,059	86,822
SJW Corp.	4,590	128,612
York Water Company	4,400	88,308

		1,077,849

		11,933,768

TOTAL COMMON STOCKS (Cost $256,838,954)		$398,590,585

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
Firsthand Technology Value Fund, Inc. (I)	2,468	60,417

TOTAL INVESTMENT COMPANIES (Cost $44,438)		$60,417

RIGHTS - 0.0%
Biglari Holdings, Inc. (Expiration Date:
12/10/2013; Strike Price: $265.00) (I)	200	6,070

TOTAL RIGHTS (Cost $0)		$6,070

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)	3,128	22
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	570	1,574

TOTAL WARRANTS (Cost $2,713)		$1,596

SECURITIES LENDING COLLATERAL - 19.1%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	8,028,051	80,346,339

TOTAL SECURITIES LENDING
COLLATERAL (Cost $80,344,435)		$80,346,339

SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 5.4%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $22,686,000 on 10/01/2013,
collateralized by $19,870,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$23,145,450, including interest)	$22,686,000	$22,686,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,686,000)		$22,686,000

Total Investments (Small Cap Index Trust)
(Cost $359,916,540) - 119.3%		$501,691,007
Other assets and liabilities, net - (19.3%)		(81,059,370)

TOTAL NET ASSETS - 100.0%		$420,631,637

267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 14.9%
Auto Components - 1.5%
Cooper Tire & Rubber Company	843	$25,964
Dana Holding Corp.	39,725	907,319
Federal-Mogul Corp. (I)	5,140	86,301
Fuel Systems Solutions, Inc. (I)	778	15,295
Lear Corp.	4,400	314,908
Modine Manufacturing Company (I)	6,862	100,391
Motorcar Parts of America, Inc. (I)	2,433	30,826
Shiloh Industries, Inc.	1,515	19,847
Spartan Motors, Inc.	7,540	45,768
Standard Motor Products, Inc.	3,972	127,740
Stoneridge, Inc. (I)	1,054	11,394
Superior Industries International, Inc.	4,944	88,152
TRW Automotive Holdings Corp. (I)	12,935	922,395

		2,696,300
Automobiles - 0.6%
Thor Industries, Inc.	20,335	1,180,215
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	131,285
VOXX International Corp. (I)	1,834	25,126
Weyco Group, Inc.	506	14,330

		170,741
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)(L)	3,168	255,404
Carriage Services, Inc.	1,797	34,862
Corinthian Colleges, Inc. (I)(L)	4,870	10,665
DeVry, Inc.	660	20,170
Education Management Corp. (I)(L)	372	3,393
Lincoln Educational Services Corp.	1,100	5,071
Mac-Gray Corp.	1,524	22,189
Matthews International Corp., Class A (L)	407	15,499
Regis Corp. (L)	8,945	131,313
Steiner Leisure, Ltd. (I)	300	17,529
Stewart Enterprises, Inc., Class A	723	9,500

		525,595
Hotels, Restaurants & Leisure - 4.0%
Ambassadors Group, Inc.	202	697
Ark Restaurants Corp.	64	1,371
Bally Technologies, Inc. (I)	15,445	1,112,967
Biglari Holdings, Inc. (I)(L)	376	155,164
BJ’s Restaurants, Inc. (I)	500	14,360
Bob Evans Farms, Inc. (L)	4,378	250,728
Boyd Gaming Corp. (I)	12,417	175,701
Caesars Entertainment Corp. (I)	2,499	49,255
Canterbury Park Holding Corp.	200	2,200
Carrols Restaurant Group, Inc. (I)	4,349	26,529
Churchill Downs, Inc.	2,448	211,801
Cracker Barrel Old Country Store, Inc.	8,778	906,241
DineEquity, Inc.	13,137	906,453
Dover Downs Gaming & Entertainment, Inc.	2,170	2,951
Dover Motorsports, Inc.	400	964
Frisch’s Restaurants, Inc.	257	6,201
Full House Resorts, Inc. (I)	2,390	6,644
Gaming Partners International Corp.	800	6,488
International Speedway Corp., Class A	4,386	141,668
Isle of Capri Casinos, Inc. (I)	6,889	52,081
Life Time Fitness, Inc. (I)	359	18,478
Luby’s, Inc. (I)	6,251	44,882
Marcus Corp.	3,816	55,446
Marriott Vacations Worldwide Corp. (I)	2,144	94,336
Monarch Casino & Resort, Inc. (I)	1,278	24,256

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MTR Gaming Group, Inc. (I)	4,193	$19,749
Orient-Express Hotels, Ltd., Class A (I)	12,313	159,823
Papa John’s International, Inc.	12,528	875,457
Red Lion Hotels Corp. (I)	3,000	15,810
Red Robin Gourmet Burgers, Inc. (I)(L)	19,151	1,361,636
Rick’s Cabaret International, Inc. (I)	2,439	28,756
Ruby Tuesday, Inc. (I)	9,400	70,500
Speedway Motorsports, Inc.	7,031	125,855
The Wendy’s Company (L)	40,088	339,946
WMS Industries, Inc. (I)	786	20,397

		7,285,791
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	2,333	37,771
Beazer Homes USA, Inc. (I)(L)	2,700	48,600
Cavco Industries, Inc. (I)	606	34,512
CSS Industries, Inc.	976	23,434
Emerson Radio Corp. (I)	4,869	9,154
Flexsteel Industries, Inc.	355	8,864
Helen of Troy, Ltd. (I)	4,013	177,375
Hooker Furniture Corp. (L)	2,555	38,197
Kid Brands, Inc. (I)	3,500	5,145
La-Z-Boy, Inc.	53,811	1,222,048
Lennar Corp., Class B	1,569	44,952
Lifetime Brands, Inc.	2,000	30,580
M/I Homes, Inc. (I)	2,195	45,261
MDC Holdings, Inc.	1,526	45,795
Meritage Homes Corp. (I)	100	4,295
NACCO Industries, Inc., Class A	1,100	60,962
Skyline Corp. (I)	1,252	6,222
Stanley Furniture Company, Inc. (I)	2,340	8,681
The Ryland Group, Inc. (L)	1,159	46,986
Universal Electronics, Inc. (I)	237	8,539

		1,907,373
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	4,819	23,758
dELiA*s, Inc. (I)	5,085	6,153
Gaiam, Inc., Class A (I)	3,676	18,417
Shutterfly, Inc. (I)	676	37,775

		86,103
Leisure Equipment & Products - 0.1%
Callaway Golf Company	11,857	84,422
JAKKS Pacific, Inc. (L)	2,278	10,228
Johnson Outdoors, Inc., Class A	200	5,364

		100,014
Media - 2.1%
AH Belo Corp., Class A	4,238	33,268
Ballantyne Strong, Inc. (I)	1,114	4,746
Beasley Broadcasting Group, Inc., Class A	502	4,362
Belo Corp., Class A	689	9,439
Digital Generation, Inc. (I)	2,300	29,739
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,595	73,854
Entercom
Communications Corp., Class A (I)(L)	882	7,744
FAB Universal Corp. (I)	1,100	8,107
Gray Television, Inc. (I)	10,200	80,070
Harte-Hanks, Inc.	4,328	38,216
Journal Communications, Inc., Class A (I)	8,698	74,368
Live Nation Entertainment, Inc. (I)	10,239	189,933
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,100	4,830

268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Media General, Inc., Class A (I)(L)	4,268	$60,862
Meredith Corp. (L)	2,100	100,002
Nexstar Broadcasting Group, Inc., Class A	26,445	1,176,935
Radio One, Inc., Class D (I)	2,400	6,456
Salem Communications Corp., Class A	2,700	22,356
Scholastic Corp. (L)	1,457	41,743
The EW Scripps Company, Class A (I)	6,715	123,220
The Interpublic Group of Companies, Inc.	58,993	1,013,500
The Madison Square Garden, Inc., Class A (I)	3,612	209,749
The McClatchy Company, Class A (I)	8,440	25,320
The Washington Post Company, Class B	694	424,277
Valassis Communications, Inc. (L)	503	14,527

		3,777,623
Multiline Retail - 0.4%
Dillard’s, Inc., Class A	5,253	411,310
Fred’s, Inc., Class A (L)	6,647	104,026
Saks, Inc. (I)	15,182	242,001
The Bon-Ton Stores, Inc.	306	3,228
Tuesday Morning Corp. (I)	3,900	59,553

		820,118
Specialty Retail - 3.7%
America’s Car-Mart, Inc. (I)	1,246	56,207
Barnes & Noble, Inc. (I)(L)	9,769	126,411
bebe stores, Inc.	85,153	518,582
Big 5 Sporting Goods Corp.	1,104	17,752
Body Central Corp. (I)	312	1,903
Books-A-Million, Inc. (I)(L)	3,850	9,240
Brown Shoe Company, Inc. (L)	7,015	164,642
Build-A-Bear Workshop, Inc. (I)	3,889	27,145
Cache, Inc. (I)	3,705	22,082
Christopher & Banks Corp. (I)	3,738	26,951
Citi Trends, Inc. (I)	1,298	22,689
Conn’s, Inc. (I)(L)	7,967	398,669
Destination XL Group, Inc. (I)	4,708	30,461
GameStop Corp., Class A	14,100	700,065
Genesco, Inc. (I)	1,272	83,418
GNC Holdings, Inc., Class A	17,970	981,701
Group 1 Automotive, Inc.	3,464	269,084
Haverty Furniture Companies, Inc.	3,990	97,875
hhgregg, Inc. (I)(L)	2,951	52,852
MarineMax, Inc. (I)(L)	4,789	58,426
New York & Company, Inc. (I)	6,738	38,946
Office Depot, Inc. (I)	16,863	81,448
OfficeMax, Inc.	10,476	133,988
Pacific Sunwear of California, Inc. (I)	12,800	38,400
Penske Automotive Group, Inc. (L)	24,344	1,040,219
Perfumania Holdings, Inc. (I)	848	4,087
Pier 1 Imports, Inc.	34,890	681,053
RadioShack Corp. (I)(L)	7,908	26,966
Rent-A-Center, Inc.	7,876	300,076
Shoe Carnival, Inc.	3,229	87,215
Stage Stores, Inc. (L)	5,877	112,838
Stein Mart, Inc.	4,251	58,324
Systemax, Inc.	1,683	15,601
The Children’s Place Retail Stores, Inc. (I)	621	35,931
The Finish Line, Inc., Class A	1,138	28,302
The Men’s Wearhouse, Inc.	7,100	241,755
The Pep Boys - Manny, Moe & Jack (I)(L)	8,900	110,983
The Wet Seal, Inc., Class A (I)	5,693	22,373
West Marine, Inc. (I)	4,205	51,301
Zale Corp. (I)	5,800	88,160

		6,864,121

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	343	$2,404
Culp, Inc.	230	4,303
Delta Apparel, Inc. (I)	500	8,280
G-III Apparel Group, Ltd. (I)	1,800	98,262
Iconix Brand Group, Inc. (I)	8,941	297,020
Lakeland Industries, Inc. (I)	1,110	5,994
Maidenform Brands, Inc. (I)	579	13,601
Movado Group, Inc.	3,138	137,288
Perry Ellis International, Inc.	2,800	52,752
PVH Corp.	6,368	755,818
Quiksilver, Inc. (I)(L)	24,200	170,126
RG Barry Corp.	537	10,155
Rocky Brands, Inc.	1,478	25,732
Skechers U.S.A., Inc., Class A (I)	4,166	129,604
The Jones Group, Inc.	12,700	190,627
Unifi, Inc. (I)	3,647	85,194

		1,987,160

		27,401,154
Consumer Staples - 2.8%
Beverages - 0.2%
Constellation Brands, Inc., Class A (I)	4,134	237,292
Craft Brewers Alliance, Inc. (I)	2,909	39,097
MGP Ingredients, Inc.	2,764	14,483

		290,872
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,425	69,670
Nash Finch Company	2,050	54,141
Spartan Stores, Inc.	3,767	83,100
Susser Holdings Corp. (I)(L)	3,144	167,104
The Andersons, Inc.	2,523	176,358
The Pantry, Inc. (I)	3,699	40,985
United Natural Foods, Inc. (I)	12,114	814,303
Village Super Market, Inc., Class A	244	9,277
Weis Markets, Inc.	2,432	119,022

		1,533,960
Food Products - 1.2%
Alico, Inc.	341	14,039
Boulder Brands, Inc. (I)(L)	9,489	152,204
Cal-Maine Foods, Inc.	600	28,860
Chiquita Brands International, Inc. (I)	7,667	97,064
Darling International, Inc. (I)	1,100	23,276
Dean Foods Company (I)	2,459	47,459
Diamond Foods, Inc. (I)	800	18,864
Dole Food Company, Inc. (I)	12,705	173,042
Farmer Brothers Company (I)	1,033	15,557
Fresh Del Monte Produce, Inc.	9,412	279,348
Griffin Land & Nurseries, Inc.	99	3,178
Omega Protein Corp. (I)	4,487	45,633
Pilgrim’s Pride Corp. (I)	1,084	18,200
Post Holdings, Inc. (I)	3,589	144,888
Sanderson Farms, Inc.	300	19,572
Seaboard Corp.	58	159,384
Seneca Foods Corp., Class A (I)	1,409	42,397
Snyders-Lance, Inc.	1,477	42,611
The Hain Celestial Group, Inc. (I)	2,494	192,337
TreeHouse Foods, Inc. (I)	9,863	659,144

		2,177,057
Household Products - 0.3%
Central Garden & Pet Company (I)	2,553	17,973
Central Garden & Pet Company, Class A (I)	6,081	41,655

269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Oil-Dri Corp. of America	531	$17,916
Orchids Paper Products Company	712	19,701
Spectrum Brands Holdings, Inc.	6,766	445,473

		542,718
Personal Products - 0.2%
CCA Industries, Inc.	1,277	4,406
Inter Parfums, Inc.	1,132	33,949
Mannatech, Inc. (I)	276	6,632
Natural Alternatives International, Inc. (I)	200	1,150
Nutraceutical International Corp.	2,093	49,688
Prestige Brands Holdings, Inc. (I)	9,235	278,158

		373,983
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	14,184	41,275
Universal Corp. (L)	3,597	183,195

		224,470

		5,143,060
Energy - 8.6%
Energy Equipment & Services - 4.7%
Basic Energy Services, Inc. (I)	8,104	102,435
Bolt Technology Corp.	1,328	23,970
Bristow Group, Inc.	5,929	431,394
Cal Dive International, Inc. (I)(L)	12,162	24,932
Dawson Geophysical Company (I)	1,653	53,673
Dresser-Rand Group, Inc. (I)	12,602	786,365
ENGlobal Corp. (I)	4,600	4,520
Era Group, Inc. (I)	2,593	70,478
Exterran Holdings, Inc. (I)	8,722	240,466
Global Geophysical Services, Inc. (I)	4,342	11,767
Gulf Island Fabrication, Inc.	3,019	73,996
Gulfmark Offshore, Inc., Class A	4,500	229,005
Helix Energy Solutions Group, Inc. (I)	51,143	1,297,498
Hercules Offshore, Inc. (I)	20,985	154,659
Hornbeck Offshore Services, Inc. (I)	5,300	304,432
Key Energy Services, Inc. (I)	4,235	30,873
Matrix Service Company (I)	1,690	33,158
Mitcham Industries, Inc. (I)	2,431	37,170
Nabors Industries, Ltd.	21,264	341,500
Natural Gas Services Group, Inc. (I)	2,620	70,268
Newpark Resources, Inc. (I)(L)	12,359	156,465
Nuverra Environmental Solutions, Inc. (I)(L)	378	866
Oceaneering International, Inc.	11,264	915,087
Oil States International, Inc. (I)	8,975	928,554
Parker Drilling Company (I)	18,847	107,428
Patterson-UTI Energy, Inc. (L)	13,905	297,289
PHI, Inc. (I)	3,660	138,019
Pioneer Energy Services Corp. (I)	13,400	100,634
Rowan Companies PLC, Class A (I)	12,819	470,714
SEACOR Holdings, Inc. (L)	2,593	234,511
Superior Energy Services, Inc. (I)	8,131	203,600
Tesco Corp. (I)	165	2,734
TETRA Technologies, Inc. (I)	11,674	146,275
TGC Industries, Inc.	2,555	20,159
Tidewater, Inc.	5,564	329,890
Unit Corp. (I)	4,557	211,855
Willbros Group, Inc. (I)	5,700	52,326

		8,638,965
Oil, Gas & Consumable Fuels - 3.9%
Alon USA Energy, Inc.	7,477	76,340
Alpha Natural Resources, Inc. (I)(L)	11,872	70,757

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Approach Resources, Inc. (I)(L)	366	$9,618
Bill Barrett Corp. (I)(L)	4,721	118,544
Bonanza Creek Energy, Inc. (I)(L)	270	13,030
BPZ Resources, Inc. (I)(L)	9,922	19,348
Callon Petroleum Company (I)	345	1,887
Carrizo Oil & Gas, Inc. (I)(L)	1,800	67,158
Clayton Williams Energy, Inc. (I)	938	49,217
Cloud Peak Energy, Inc. (I)	3,741	54,880
Comstock Resources, Inc.	5,875	93,471
Contango Oil & Gas Company	854	31,385
Crimson Exploration, Inc. (I)	4,217	12,693
Delek US Holdings, Inc.	9,835	207,420
DHT Holdings, Inc.	1,653	7,224
Double Eagle Petroleum Company (I)	2,117	6,351
Emerald Oil, Inc. (I)	3,182	22,879
Endeavour International Corp. (I)(L)	2,157	11,540
Energen Corp.	12,043	919,965
EPL Oil & Gas, Inc. (I)	9,082	337,033
Green Plains Renewable Energy, Inc.	7,544	121,081
Harvest Natural Resources, Inc. (I)(L)	5,978	31,982
Knightsbridge Tankers, Ltd.	1,100	11,187
Magnum Hunter Resources Corp. (I)	916	5,652
Matador Resources Company (I)	808	13,195
Miller Energy Resources, Inc. (I)	13	94
Newfield Exploration Company (I)	4,847	132,662
Overseas Shipholding Group, Inc. (I)	4,700	8,225
PDC Energy, Inc. (I)(L)	3,720	221,489
Penn Virginia Corp. (I)(L)	7,585	50,440
QEP Resources, Inc.	2,172	60,143
Renewable Energy Group, Inc. (I)	2,214	33,542
Rex Energy Corp. (I)	5,655	126,107
Rosetta Resources, Inc. (I)	15,550	846,853
Scorpio Tankers, Inc.	3,616	35,292
SemGroup Corp., Class A	773	44,076
Ship Finance International, Ltd. (L)	1,300	19,851
Stone Energy Corp. (I)(L)	4,572	148,270
Swift Energy Company (I)(L)	4,494	51,321
Targa Resources Corp.	13,291	969,711
Tesoro Corp.	5,759	253,281
Triangle Petroleum Corp. (I)	2,529	24,835
Ultra Petroleum Corp. (I)(L)	42,165	867,334
USEC, Inc. (I)(L)	737	7,753
Vaalco Energy, Inc. (I)	4,702	26,237
Warren Resources, Inc. (I)	3,681	10,785
Western Refining, Inc. (L)	10,442	313,678
Whiting Petroleum Corp. (I)	7,404	443,129
WPX Energy, Inc. (I)	7,958	153,271

		7,162,216

		15,801,181
Financials - 22.9%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (I)	5,133	937,491
American Capital, Ltd. (I)	55,500	763,125
Artisan Partners Asset Management, Inc.	4,401	230,436
Calamos Asset Management, Inc., Class A	1,184	11,828
Capital Southwest Corp.	3,392	116,040
Cowen Group, Inc., Class A (I)	7,241	24,981
E*TRADE Financial Corp. (I)	94,328	1,556,412
Evercore Partners, Inc., Class A	19,034	937,044
GFI Group, Inc.	8,390	33,141
Harris & Harris Group, Inc. (I)	5,338	16,014
ICG Group, Inc. (I)	128	1,816

270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
INTL. FCStone, Inc. (I)(L)	258	$5,276
Investment Technology Group, Inc. (I)	2,461	38,687
Janus Capital Group, Inc.	10,518	89,508
JMP Group, Inc.	3,000	18,570
Legg Mason, Inc. (L)	12,118	405,226
MCG Capital Corp.	14,059	70,857
Medallion Financial Corp.	2,675	39,804
Oppenheimer Holdings, Inc., Class A	488	8,672
Piper Jaffray Companies (I)	800	27,432
Safeguard Scientifics, Inc. (I)(L)	2,397	37,609
SWS Group, Inc. (I)	6,700	37,386

		5,407,355
Commercial Banks - 8.7%
1st Source Corp.	3,630	97,720
1st United Bancorp, Inc.	1,425	10,445
Access National Corp.	359	5,119
American National Bankshares, Inc.	543	12,598
Ameris Bancorp (I)	3,287	60,415
Associated Banc-Corp.	15,435	239,088
Bancfirst Corp.	500	27,035
Bank of Kentucky Financial Corp.	89	2,431
Banner Corp.	2,172	82,884
Bar Harbor Bankshares	236	8,682
BBCN Bancorp, Inc.	8,868	122,024
BCB Bancorp, Inc.	221	2,369
Boston Private Financial Holdings, Inc. (L)	91,413	1,014,684
Bridge Bancorp, Inc.	87	1,871
Bryn Mawr Bank Corp.	774	20,875
C&F Financial Corp.	63	3,049
Camden National Corp.	601	24,581
Capital City Bank Group, Inc. (I)(L)	3,946	46,484
CapitalSource, Inc.	5,939	70,555
Cardinal Financial Corp.	2,133	35,258
Cathay General Bancorp	9,018	210,751
Center Bancorp, Inc.	2,875	40,940
Centerstate Banks, Inc.	1,287	12,458
Century Bancorp, Inc., Class A	158	5,266
Chemical Financial Corp.	3,570	99,674
City Holding Company (L)	935	40,429
CNB Financial Corp.	244	4,160
CoBiz Financial, Inc.	5,646	54,540
Columbia Banking System, Inc.	4,112	101,566
Community Bank Systems, Inc. (L)	1,500	51,180
Community Trust Bancorp, Inc.	1,441	58,490
CVB Financial Corp. (L)	62,629	846,744
East West Bancorp, Inc.	31,531	1,007,415
Enterprise Bancorp, Inc.	236	4,463
Enterprise Financial Services Corp.	2,969	49,820
Fidelity Southern Corp. (L)	1,661	25,480
Financial Institutions, Inc.	1,481	30,301
First Bancorp North Carolina	3,559	51,428
First Bancorp, Inc. Maine	652	10,941
First Busey Corp.	4,697	24,471
First Citizens BancShares, Inc., Class A	103	21,177
First Commonwealth Financial Corp.	15,940	120,985
First Community Bancshares, Inc.	1,888	30,869
First Financial Bancorp	1,765	26,775
First Financial Corp.	1,220	38,515
First Financial Holdings, Inc.	1,117	61,614
First Interstate Bancsystem, Inc.	578	13,959
First Merchants Corp.	4,679	81,087
First Midwest Bancorp, Inc.	7,500	113,325
First Niagara Financial Group, Inc.	6,466	67,052

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First South Bancorp, Inc. (I)	1,628	$10,224
Flushing Financial Corp.	4,247	78,357
FNB Corp. (L)	61,590	747,087
German American Bancorp, Inc.	509	12,837
Glacier Bancorp, Inc.	39,213	968,953
Great Southern Bancorp, Inc.	1,037	29,275
Hanmi Financial Corp.	1,473	24,408
Heartland Financial USA, Inc.	1,235	34,407
Heritage Commerce Corp.	2,996	22,919
Heritage Financial Corp.	378	5,867
Horizon Bancorp	321	7,495
Hudson Valley Holding Corp.	677	12,714
Iberiabank Corp.	930	48,239
Independent Bank Corp. - Massachusetts (L)	2,831	101,067
Independent Bank Corp. - Michigan (I)	206	2,060
International Bancshares Corp.	8,607	186,169
Intervest Bancshares Corp., Class A (I)	1,311	10,396
Lakeland Bancorp, Inc.	4,059	45,664
Lakeland Financial Corp.	1,562	50,999
Macatawa Bank Corp. (I)	8,394	45,160
MainSource Financial Group, Inc.	4,125	62,659
MB Financial, Inc.	8,647	244,191
MBT Financial Corp. (I)	3,023	11,578
Mercantile Bank Corp.	1,266	27,573
Merchants Bancshares, Inc.	462	13,375
Metro Bancorp, Inc. (I)	709	14,896
MetroCorp Bancshares, Inc.	722	9,935
MidSouth Bancorp, Inc.	729	11,300
National Penn Bancshares, Inc.	20,821	209,251
NBT Bancorp, Inc.	1,343	30,862
NewBridge Bancorp (I)	1,494	10,891
North Valley Bancorp (I)	244	4,612
Northrim BanCorp, Inc.	311	7,495
OFG Bancorp (L)	6,515	105,478
Old National Bancorp	4,412	62,650
Old Second Bancorp, Inc. (I)	2,721	15,482
OmniAmerican Bancorp, Inc. (I)	1,342	32,825
Pacific Continental Corp.	424	5,559
Pacific Mercantile Bancorp (I)	2,510	15,587
Pacific Premier Bancorp, Inc. (I)	676	9,085
PacWest Bancorp	1,663	57,141
Park Sterling Corp.	3,146	20,166
Peapack Gladstone Financial Corp.	586	10,870
Peoples Bancorp, Inc.	2,153	44,955
Pinnacle Financial Partners, Inc. (I)	6,152	183,391
Popular, Inc. (I)	8,132	213,302
Preferred Bank (I)	1,111	19,765
Renasant Corp. (L)	4,209	114,359
Republic Bancorp, Inc., Class A (L)	940	25,897
S&T Bancorp, Inc.	2,124	51,443
Sandy Spring Bancorp, Inc.	3,480	80,945
Seacoast Banking Corp. of Florida (I)	1,900	4,123
Sierra Bancorp	1,489	23,422
Simmons First National Corp., Class A	1,196	37,184
Southern Community Financial Corp. (I)	3,274	720
Southside Bancshares, Inc. (L)	1,378	36,958
Southwest Bancorp, Inc. (I)	4,604	68,185
StellarOne Corp.	4,142	93,195
Sterling Bancorp	2,183	29,973
Suffolk Bancorp (I)	1,938	34,341
Sun Bancorp, Inc. (I)	4,742	18,162
Susquehanna Bancshares, Inc.	88,871	1,115,331
Synovus Financial Corp.	3,598	11,873

271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Taylor Capital Group, Inc. (I)	1,999	$44,278
Texas Capital Bancshares, Inc. (I)	15,071	692,814
The Bancorp, Inc. (I)	4,862	86,155
Tompkins Financial Corp.	334	15,437
TowneBank (L)	2,772	39,972
Trico Bancshares	800	18,224
Trustmark Corp.	2,967	75,955
UMB Financial Corp. (L)	480	26,083
Umpqua Holdings Corp. (L)	13,795	223,755
Union First Market Bankshares Corp. (L)	3,234	75,579
Univest Corp. of Pennsylvania	1,571	29,613
ViewPoint Financial Group	2,600	53,742
Virginia Commerce Bancorp, Inc. (I)	4,825	74,932
Washington Banking Company	2,041	28,696
Washington Trust Bancorp, Inc.	2,598	81,655
Webster Financial Corp.	33,574	857,144
WesBanco, Inc.	4,870	144,785
West Bancorp, Inc.	486	6,707
Western Alliance Bancorp (I)	22,310	422,328
Wilshire Bancorp, Inc.	3,502	28,646
Wintrust Financial Corp. (L)	27,587	1,132,998
Yadkin Financial Corp. (I)	1,177	20,280
Zions Bancorporation	36,755	1,007,822

		16,026,924
Consumer Finance - 0.2%
Asta Funding, Inc.	2,925	26,003
Cash America International, Inc. (L)	3,600	163,008
Green Dot Corp., Class A (I)	2,561	67,431
Nelnet, Inc., Class A	4,156	159,798
Nicholas Financial, Inc.	75	1,222
The First Marblehead Corp. (I)(L)	8,341	6,840

		424,302
Diversified Financial Services - 0.6%
Marlin Business Services Corp.	1,698	42,382
MicroFinancial, Inc.	1,154	9,094
NewStar Financial, Inc. (I)(L)	11,166	204,003
PHH Corp. (I)	8,966	212,853
PICO Holdings, Inc. (I)	1,320	28,591
Resource America, Inc., Class A	3,450	27,704
The NASDAQ OMX Group, Inc.	18,187	583,621

		1,108,248
Insurance - 6.7%
Allied World Assurance Company Holdings AG	4,400	437,316
American Equity Investment Life
Holding Company (L)	6,378	135,341
American Financial Group, Inc.	30,955	1,673,427
American National Insurance Company	2,450	240,198
American Safety Insurance Holdings, Ltd. (I)	2,154	65,051
AMERISAFE, Inc.	2,300	81,673
Argo Group International Holdings, Ltd.	5,107	218,988
Arthur J. Gallagher & Company	19,318	843,231
Aspen Insurance Holdings, Ltd.	11,100	402,819
Assurant, Inc.	10,606	573,785
Assured Guaranty, Ltd.	19,657	368,569
Axis Capital Holdings, Ltd.	9,112	394,641
CNO Financial Group, Inc.	40,256	579,686
Donegal Group, Inc., Class A	3,550	49,665
Eastern Insurance Holdings, Inc.	2,342	57,168
EMC Insurance Group, Inc.	1,920	57,946
Employers Holdings, Inc.	1,400	41,636
Endurance Specialty Holdings, Ltd. (L)	6,600	354,552

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Enstar Group, Ltd. (I)	1,114	$152,172
FBL Financial Group, Inc., Class A	4,766	213,993
Federated National Holding Company	1,090	10,377
First Acceptance Corp. (I)	7,986	13,976
Genworth Financial, Inc., Class A (I)	22,073	282,314
Global Indemnity PLC (I)	2,945	74,980
Greenlight Capital Re, Ltd., Class A (I)(L)	1,300	36,972
Hallmark Financial Services, Inc. (I)	4,008	35,551
Hilltop Holdings, Inc. (I)(L)	10,034	185,629
Horace Mann Educators Corp.	6,694	189,976
Independence Holding Company	3,958	56,520
Investors Title Company	100	7,510
Kemper Corp.	9,673	325,013
Maiden Holdings, Ltd.	5,125	60,526
Markel Corp. (I)	108	55,919
MBIA, Inc. (I)	17,305	177,030
Meadowbrook Insurance Group, Inc. (L)	8,411	54,672
Montpelier Re Holdings, Ltd. (L)	10,711	279,022
National Interstate Corp.	944	26,253
National Western Life Insurance
Company, Class A	88	17,756
Old Republic International Corp.	16,351	251,805
OneBeacon Insurance Group, Ltd., Class A	2,200	32,472
PartnerRe, Ltd.	5,314	486,444
Platinum Underwriters Holdings, Ltd.	5,800	346,434
Primerica, Inc.	140	5,648
Protective Life Corp.	6,669	283,766
Reinsurance Group of America, Inc.	9,576	641,496
Safety Insurance Group, Inc.	1,810	95,876
Selective Insurance Group, Inc. (L)	5,508	134,946
StanCorp Financial Group, Inc. (L)	5,033	276,916
State Auto Financial Corp.	4,187	87,676
Stewart Information Services Corp. (L)	3,766	120,474
Symetra Financial Corp.	3,398	60,552
The Hanover Insurance Group, Inc.	5,700	315,324
The Navigators Group, Inc. (I)	2,206	127,441
The Phoenix Companies, Inc. (I)	1,081	41,802
Tower Group International, Ltd. (L)	6,136	42,952
United Fire Group, Inc.	2,908	88,607
Universal Insurance Holdings, Inc. (L)	3,586	25,281

		12,297,765
Real Estate Investment Trusts - 1.9%
DCT Industrial Trust, Inc.	106,400	765,016
Douglas Emmett, Inc.	29,600	694,712
LaSalle Hotel Properties	28,491	812,563
Lexington Realty Trust	71,200	799,576
Mid-America Apartment Communities, Inc.	5,400	337,500
Ryman Hospitality Properties	288	9,939
The Geo Group, Inc.	4,358	144,904

		3,564,210
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc. (I)	6,896	248,394
AV Homes, Inc. (I)	2,398	41,869
Consolidated-Tomoka Land Company	500	19,245
Forestar Group, Inc. (I)	1,413	30,422
Jones Lang LaSalle, Inc.	8,773	765,883
Thomas Properties Group, Inc.	4,109	27,612
ZipRealty, Inc. (I)	900	4,923

		1,138,348
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. (L)	10,461	130,135

272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Atlantic Coast Financial Corp. (I)	105	$414
Bank Mutual Corp.	4,606	28,880
BankFinancial Corp.	4,835	43,128
BBX Capital Corp., Class A (I)	879	12,631
Beneficial Mutual Bancorp, Inc. (I)	1,544	15,394
Berkshire Hills Bancorp, Inc.	3,823	95,996
BofI Holding, Inc. (I)(L)	2,469	160,139
Brookline Bancorp, Inc.	5,509	51,840
Cape Bancorp, Inc.	551	5,047
Dime Community Bancshares, Inc.	2,864	47,686
Doral Financial Corp. (I)	285	5,438
ESB Financial Corp.	543	6,923
ESSA Bancorp, Inc.	2,461	25,644
Federal Agricultural Mortgage Corp., Class C	1,713	57,180
First Defiance Financial Corp.	1,620	37,892
First Financial Northwest, Inc.	2,425	25,293
Flagstar Bancorp, Inc. (I)	1,046	15,439
Fox Chase Bancorp, Inc.	362	6,299
Franklin Financial Corp.	93	1,763
Hampden Bancorp, Inc.	1,142	18,272
HF Financial Corp.	155	1,990
Hingham Institution for Savings	82	5,733
Home Bancorp, Inc. (I)	527	9,518
Home Federal Bancorp, Inc.	2,355	29,626
Hopfed Bancorp, Inc.	416	4,655
Hudson City Bancorp, Inc.	10,866	98,337
Louisiana Bancorp, Inc. (I)	100	1,814
Meridian Interstate Bancorp, Inc. (I)	2,279	49,659
MGIC Investment Corp. (I)	23,698	172,521
Northeast Community Bancorp, Inc.	1,932	12,616
Northfield Bancorp, Inc.	3,918	47,565
Northwest Bancshares, Inc.	2,500	33,050
OceanFirst Financial Corp.	1,700	28,747
People’s United Financial, Inc. (L)	20,529	295,207
Provident Financial Holdings, Inc.	1,778	29,533
Provident Financial Services, Inc.	4,245	68,811
Provident New York Bancorp	1,015	11,053
Pulaski Financial Corp.	245	2,526
Radian Group, Inc. (L)	18,184	253,303
Riverview Bancorp, Inc. (I)	882	2,320
Rockville Financial, Inc.	1,399	18,187
Roma Financial Corp. (I)	100	1,859
Simplicity Bancorp, Inc.	1,732	26,933
Teche Holding Company	71	3,243
Territorial Bancorp, Inc.	405	8,898
TierOne Corp. (I)	2,328	1
Tree.com, Inc.	1,370	35,976
TrustCo Bank Corp.	3,637	21,677
United Financial Bancorp, Inc.	2,005	32,421
Walker & Dunlop, Inc. (I)	1,536	24,438
Washington Federal, Inc.	7,750	160,270
Waterstone Financial, Inc. (I)	2,000	20,300
Westfield Financial, Inc.	4,152	29,313

		2,333,533

		42,300,685
Health Care - 9.5%
Biotechnology - 0.7%
Astex Pharmaceuticals (I)	6,662	56,494
Celldex Therapeutics, Inc. (I)(L)	5,264	186,504
Cubist Pharmaceuticals, Inc. (I)	14,923	948,357
Maxygen, Inc.	5,405	162
MediciNova, Inc. (I)	1,406	3,543

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. (I)	700	$10,073
Repligen Corp. (I)	1,386	15,371
Targacept, Inc. (I)	319	1,694

		1,222,198
Health Care Equipment & Supplies - 2.8%
Alere, Inc. (I)	12,975	396,646
Alphatec Holdings, Inc. (I)	8,403	16,554
Analogic Corp.	600	49,584
AngioDynamics, Inc. (I)	4,195	55,374
Anika Therapeutics, Inc. (I)	3,350	80,266
CONMED Corp. (L)	3,500	118,965
CryoLife, Inc.	1,800	12,600
Cutera, Inc. (I)	2,853	25,392
Digirad Corp. (I)	3,100	7,812
Exactech, Inc. (I)	1,003	20,210
Greatbatch, Inc. (I)	3,939	134,044
Haemonetics Corp. (I)(L)	18,927	754,809
Hill-Rom Holdings, Inc.	2,800	100,324
Hologic, Inc. (I)	3,676	75,909
Invacare Corp.	4,327	74,727
Kewaunee Scientific Corp.	83	1,426
LeMaitre Vascular, Inc.	1,115	7,471
Medical Action Industries, Inc. (I)	1,293	8,586
Misonix, Inc. (I)	500	2,345
Natus Medical, Inc. (I)	2,910	41,264
NuVasive, Inc. (I)	500	12,245
Rochester Medical Corp. (I)	866	17,285
RTI Biologics, Inc. (I)	12,463	46,612
Solta Medical, Inc. (I)	4,356	9,060
Symmetry Medical, Inc. (I)	6,511	53,130
Teleflex, Inc.	12,418	1,021,753
The Cooper Companies, Inc.	293	37,999
West Pharmaceutical Services, Inc.	21,132	869,582
Wright Medical Group, Inc. (I)	41,315	1,077,495

		5,129,469
Health Care Providers & Services - 3.7%
Almost Family, Inc. (L)	685	13,310
Amedisys, Inc. (I)(L)	2,141	36,868
Amsurg Corp. (I)	30,288	1,202,434
BioScrip, Inc. (I)	6,492	57,000
BioTelemetry, Inc. (I)	381	3,776
Capital Senior Living Corp. (I)	4,954	104,777
Community Health Systems, Inc.	33,899	1,406,809
Cross Country Healthcare, Inc. (I)	2,192	13,284
ExamWorks Group, Inc. (I)	100	2,599
Five Star Quality Care, Inc. (I)	8,754	45,258
Gentiva Health Services, Inc. (I)	4,697	56,552
Hanger, Inc. (I)	1,700	57,392
Healthways, Inc. (I)(L)	5,277	97,677
IPC The Hospitalist Company, Inc. (I)	13,939	711,028
Kindred Healthcare, Inc.	4,257	57,172
LHC Group, Inc. (I)	1,308	30,686
LifePoint Hospitals, Inc. (I)	23,940	1,116,322
Magellan Health Services, Inc. (I)	1,478	88,621
MedCath Corp. (I)(L)	3,806	5,214
Molina Healthcare, Inc. (I)(L)	5,413	192,703
National Healthcare Corp.	855	40,416
Omnicare, Inc. (L)	10,905	605,228
Owens & Minor, Inc. (L)	700	24,213
PDI, Inc. (I)	619	2,984
PharMerica Corp. (I)	3,833	50,864
Premier, Inc., Class A (I)	19,064	604,329

273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Select Medical Holdings Corp.	2,945	$23,766
The Providence Service Corp. (I)	1,220	35,002
Triple-S Management Corp., Class B (I)	3,459	63,611
Universal American Corp.	10,883	82,928

		6,832,823
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (I)	200	540
MedAssets, Inc. (I)	5,638	143,318
Omnicell, Inc. (I)	3,587	84,940

		228,798
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (I)	11,100	68,820
Albany Molecular Research, Inc. (I)	1,700	21,913
Bio-Rad Laboratories, Inc., Class A (I)	5,814	683,494
Charles River
Laboratories International, Inc. (I)	15,958	738,217
Enzo Biochem, Inc. (I)	4,047	10,198
Harvard Bioscience, Inc. (I)	6,562	34,516
Pacific Biosciences of California, Inc. (I)	3,862	21,357

		1,578,515
Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals, Inc. (I)	25,677	468,092
Cumberland Pharmaceuticals, Inc. (I)	956	4,331
Endo Health Solutions, Inc. (I)	18,124	823,555
FRD Acquisition Company (I)	5,160	7,740
Hi-Tech Pharmacal Company, Inc.	961	41,467
Impax Laboratories, Inc. (I)	67	1,374
Lannett Company, Inc. (I)	4,175	91,099
Pozen, Inc. (I)	2,238	12,824
Sciclone Pharmaceuticals, Inc. (I)	2,144	10,870
The Medicines Company (I)	25,782	864,213
ViroPharma, Inc. (I)	6,793	266,965

		2,592,530

		17,584,333
Industrials - 16.5%
Aerospace & Defense - 1.2%
AAR Corp.	5,809	158,760
Aerovironment, Inc. (I)(L)	3,571	82,490
Alliant Techsystems, Inc.	612	59,707
Allied Defense Group, Inc. (I)	1,300	6,825
CPI Aerostructures, Inc. (I)	966	11,196
Curtiss-Wright Corp.	6,151	288,851
DigitalGlobe, Inc. (I)	127	4,016
Ducommun, Inc. (I)	2,274	65,218
Engility Holdings, Inc. (I)	746	23,671
Esterline Technologies Corp. (I)	4,048	323,395
Innovative Solutions & Support, Inc.	2,300	18,308
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,650	30,222
LMI Aerospace, Inc. (I)	2,295	30,661
Moog, Inc., Class A (I)	263	15,430
National Presto Industries, Inc.	138	9,717
Orbital Sciences Corp. (I)	4,609	97,619
SIFCO Industries, Inc.	1,000	18,400
Sparton Corp. (I)	2,053	52,352
Sypris Solutions, Inc.	1,826	5,697
Triumph Group, Inc.	11,919	836,952

		2,139,487

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	11,029	$82,607
Atlas Air Worldwide Holdings, Inc. (I)	3,546	163,506
Hub Group, Inc., Class A (I)	1,300	50,999
Pacer International, Inc. (I)	3,311	20,495
UTi Worldwide, Inc.	32,409	489,700
XPO Logistics, Inc. (I)(L)	977	21,172

		828,479
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)(L)	4,411	32,818
JetBlue Airways Corp. (I)(L)	28,780	191,675
Republic Airways Holdings, Inc. (I)	7,820	93,058
SkyWest, Inc.	7,577	110,018

		427,569
Building Products - 1.2%
American Woodmark Corp. (I)	100	3,465
Apogee Enterprises, Inc.	5,284	156,829
Gibraltar Industries, Inc. (I)	5,765	82,209
Griffon Corp.	10,738	134,655
Insteel Industries, Inc.	2,944	47,398
Owens Corning, Inc. (I)	16,508	626,974
PGT, Inc. (I)	3,718	36,845
Quanex Building Products Corp. (L)	339	6,383
Simpson Manufacturing Company, Inc. (L)	1,100	35,827
Trex Company, Inc. (I)	18,759	929,133
Universal Forest Products, Inc.	2,665	112,197

		2,171,915
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,717	125,567
ACCO Brands Corp. (I)	2,818	18,712
Acme United Corp.	733	11,061
Acorn Energy, Inc. (L)	833	4,915
ARC Document Solutions, Inc. (I)	4,498	20,646
CECO Environmental Corp.	510	7,181
Consolidated Graphics, Inc. (I)	1,633	91,546
Courier Corp.	1,704	26,957
EnerNOC, Inc. (I)	1,903	28,526
Ennis, Inc.	4,881	88,053
Fuel Tech, Inc. (I)	1,802	7,857
G&K Services, Inc., Class A	2,329	140,648
Interface, Inc. (L)	54,593	1,083,125
Intersections, Inc.	1,976	17,330
Kimball International, Inc., Class B	4,427	49,095
McGrath RentCorp. (L)	2,338	83,467
Metalico, Inc. (I)	7,400	10,360
Mobile Mini, Inc. (I)	6,846	233,175
Multi-Color Corp.	1,568	53,202
NL Industries, Inc.	368	4,177
Quad/Graphics, Inc. (L)	266	8,076
Schawk, Inc.	3,541	52,548
Standard Parking Corp. (I)	33	887
Team, Inc. (I)	22,712	902,802
Tetra Tech, Inc. (I)	1,400	36,246
The Standard Register Company (I)	180	1,865
UniFirst Corp.	2,303	240,479
United Stationers, Inc.	1,448	62,988
Versar, Inc. (I)	2,242	9,282
Viad Corp.	3,488	87,026
Virco Manufacturing Corp. (I)	1,200	2,448
Waste Connections, Inc.	23,470	1,065,773

		4,576,020

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.6%
AECOM Technology Corp. (I)	6,538	$204,443
Aegion Corp. (I)	4,648	110,297
Comfort Systems USA, Inc.	4,063	68,299
Dycom Industries, Inc. (I)	7,907	221,317
Foster Wheeler AG (I)	35,276	929,170
Furmanite Corp. (I)	2,345	23,216
Granite Construction, Inc.	4,576	140,026
Great Lakes Dredge & Dock Corp. (L)	10,990	81,546
Integrated Electrical Services, Inc. (I)	620	2,517
KBR, Inc.	4,729	154,355
Layne Christensen Company (I)(L)	3,312	66,108
MasTec, Inc. (I)	689	20,877
Michael Baker Corp.	499	20,195
MYR Group, Inc. (I)	1,887	45,854
Northwest Pipe Company (I)	1,600	52,608
Orion Marine Group, Inc. (I)	2,621	27,285
Pike Electric Corp.	4,803	54,370
Quanta Services, Inc. (I)	7,700	211,827
Sterling Construction Company, Inc. (I)	2,470	22,848
Tutor Perini Corp. (I)	4,935	105,214
URS Corp.	7,746	416,348

		2,978,720
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	400	3,236
American Superconductor Corp. (I)	542	1,268
Brady Corp., Class A (L)	6,100	186,050
Encore Wire Corp.	3,894	153,579
EnerSys, Inc.	20,732	1,256,981
General Cable Corp.	4,769	151,416
Global Power Equipment Group, Inc.	423	8,507
GrafTech International, Ltd. (I)(L)	7,950	67,178
LSI Industries, Inc.	4,131	34,866
Ocean Power Technologies, Inc. (I)	2,429	4,129
Orion Energy Systems, Inc. (I)	3,553	13,359
Powell Industries, Inc. (I)	1,071	65,642
PowerSecure International, Inc. (I)	3,120	50,076
Preformed Line Products Company	176	12,660
SL Industries, Inc.	1,600	39,120
Ultralife Corp. (I)	1,984	7,936

		2,056,003
Machinery - 3.5%
AGCO Corp.	2,375	143,498
Alamo Group, Inc.	2,127	104,032
Albany International Corp., Class A	4,234	151,874
Altra Holdings, Inc.	4,117	110,788
American Railcar Industries, Inc. (L)	4,020	157,705
Ampco-Pittsburgh Corp.	1,644	29,460
Astec Industries, Inc. (L)	1,000	35,960
Barnes Group, Inc.	2,420	84,506
Briggs & Stratton Corp. (L)	7,292	146,715
CIRCOR International, Inc.	909	56,522
Columbus McKinnon Corp. (I)	2,978	71,561
Douglas Dynamics, Inc.	1,206	17,764
Dynamic Materials Corp.	662	15,345
EnPro Industries, Inc. (I)(L)	2,641	159,015
ESCO Technologies, Inc.	2,576	85,600
Federal Signal Corp. (I)	10,128	130,347
Flow International Corp. (I)	6,450	25,736
FreightCar America, Inc.	1,748	36,149
Gencor Industries, Inc. (I)	1,400	12,012
Greenbrier Companies, Inc. (I)(L)	4,803	118,778
Hardinge, Inc.	3,000	46,350

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Harsco Corp.	1,346	$33,515
Hurco Companies, Inc.	1,492	38,583
Hyster-Yale Materials Handling, Inc.	2,200	197,274
Key Technology, Inc. (I)	641	8,903
LB Foster Company, Class A	931	42,584
Lydall, Inc. (I)	2,409	41,363
MFRI, Inc. (I)	1,100	12,562
Miller Industries, Inc. (L)	2,106	35,760
NN, Inc.	1,204	18,734
Oshkosh Corp. (I)(L)	4,710	230,696
Standex International Corp.	859	51,025
Terex Corp. (I)	6,553	220,181
The Eastern Company	428	6,921
Titan International, Inc.	13,619	199,382
Trimas Corp. (I)	27,901	1,040,707
Trinity Industries, Inc. (L)	10,987	498,260
Valmont Industries, Inc. (L)	5,923	822,764
Watts Water Technologies, Inc., Class A	21,501	1,212,011

		6,450,942
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)(L)	3,351	24,060
Genco Shipping & Trading, Ltd. (I)(L)	5,700	22,401
International Shipholding Corp.	848	23,269
Matson, Inc.	6,896	180,882

		250,612
Professional Services - 0.8%
Barrett Business Services, Inc.	1,499	100,898
CBIZ, Inc. (I)(L)	9,052	67,347
CDI Corp.	3,270	50,064
CRA International, Inc. (I)	2,371	44,148
Franklin Covey Company (I)	3,500	62,825
FTI Consulting, Inc. (I)	3,452	130,486
GP Strategies Corp. (I)	2,785	73,023
Heidrick & Struggles International, Inc.	1,508	28,742
Hill International, Inc. (I)	3,347	11,045
Hudson Global, Inc. (I)	4,800	15,552
ICF International, Inc. (I)	1,848	65,438
Kelly Services, Inc., Class A	5,507	107,221
Korn/Ferry International (I)	4,143	88,660
ManpowerGroup, Inc.	2,729	198,507
National Technical Systems, Inc. (I)	1,146	26,186
Navigant Consulting Company (I)	6,058	93,657
On Assignment, Inc. (I)	6,403	211,299
Pendrell Corp. (I)	1,110	2,153
RCM Technologies, Inc.	300	1,809
Resources Connection, Inc.	2,661	36,110
The Dolan Company (I)	5,314	12,010
Volt Information Sciences, Inc. (I)	2,445	18,338
VSE Corp.	194	9,108

		1,454,626
Road & Rail - 2.3%
Amerco, Inc.	1,708	314,494
Arkansas Best Corp.	3,461	88,844
Avis Budget Group, Inc. (I)	17,100	492,993
Celadon Group, Inc.	46,992	877,341
Covenant Transport, Inc. (I)	1,373	8,705
Knight Transportation, Inc.	1,200	19,824
Landstar System, Inc.	10,681	597,922
Marten Transport, Ltd.	5,559	95,337
Old Dominion Freight Line, Inc. (I)	23,161	1,065,174
P.A.M. Transportation Services, Inc.	2,046	35,785

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Patriot Transportation Holding, Inc. (I)	67	$2,267
Roadrunner Transportation Systems, Inc. (I)	600	16,944
Ryder Systems, Inc.	6,900	411,930
Saia, Inc. (I)	3,963	123,566
Universal Truckload Services, Inc.	566	15,090
USA Truck, Inc. (I)	2,076	18,601
Werner Enterprises, Inc. (L)	3,600	83,988

		4,268,805
Trading Companies & Distributors - 1.6%
Aceto Corp.	5,823	90,955
Aircastle, Ltd.	7,807	135,920
Beacon Roofing Supply, Inc. (I)	21,740	801,554
CAI International, Inc. (I)	2,900	67,483
GATX Corp. (L)	7,598	361,057
H&E Equipment Services, Inc. (I)	1,860	49,402
Houston Wire & Cable Company	3,039	40,935
Kaman Corp.	341	12,910
Lawson Products, Inc. (I)	1,291	13,310
MRC Global, Inc. (I)	27,283	731,184
Rush Enterprises, Inc., Class A (I)	1,400	37,114
Rush Enterprises, Inc., Class B (I)	12,598	286,856
TAL International Group, Inc. (I)(L)	5,250	245,333
Titan Machinery, Inc. (I)(L)	2,816	45,253
Willis Lease Finance Corp. (I)	406	6,386

		2,925,652
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	345	7,221

		30,536,051
Information Technology - 15.7%
Communications Equipment - 1.7%
Anaren, Inc. (I)	1,881	47,966
ARRIS Group, Inc. (I)	67,190	1,146,261
Aviat Networks, Inc. (I)	10,732	27,689
Aware, Inc.	4,448	24,286
Bel Fuse, Inc., Class B	1,641	28,619
Black Box Corp.	2,530	77,519
Brocade Communications Systems, Inc. (I)	6,070	48,864
Calix, Inc. (I)	3,383	43,066
Communications Systems, Inc.	1,800	20,358
Comtech Telecommunications Corp.	3,221	78,335
Digi International, Inc. (I)	4,813	48,178
EchoStar Corp., Class A (I)	4,285	188,283
Emulex Corp. (I)	3,810	29,566
Extreme Networks, Inc. (I)	6,886	35,945
Finisar Corp. (I)	1,318	29,826
Globecomm Systems, Inc. (I)	5,296	74,303
Harmonic, Inc. (I)	8,501	65,373
JDS Uniphase Corp. (I)	52,727	775,614
KVH Industries, Inc. (I)	2,778	38,336
Oclaro, Inc. (I)(L)	5,040	8,921
Oplink Communications, Inc. (I)	3,231	60,807
Optical Cable Corp.	931	3,724
Performance Technologies, Inc. (I)	2,000	5,760
Polycom, Inc. (I)	3,575	39,039
Relm Wireless Corp. (I)	2,100	5,544
ShoreTel, Inc. (I)	1,370	8,275
Sonus Networks, Inc. (I)	5,300	17,914
Symmetricom, Inc. (I)	5,034	24,264
Tellabs, Inc.	24,724	56,123
Tessco Technologies, Inc.	1,750	58,975
UTStarcom Holdings Corp. (I)	1,004	2,761

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Westell Technologies, Inc., Class A (I)	8,500	$28,475

		3,148,969
Computers & Peripherals - 0.9%
Avid Technology, Inc. (I)	8,133	48,798
Concurrent Computer Corp.	1,651	11,920
Cray, Inc. (I)	49,429	1,189,756
Diebold, Inc.	549	16,119
Dot Hill Systems Corp. (I)	1,830	3,916
Electronics for Imaging, Inc. (I)	5,466	173,163
Hutchinson Technology, Inc. (I)	5,052	17,581
Imation Corp. (I)	6,647	27,253
Intevac, Inc. (I)	3,801	22,274
Lexmark International, Inc., Class A	3,338	110,154
Novatel Wireless, Inc. (I)	6,508	16,986
QLogic Corp. (I)	2,055	22,482
Qumu Corp. (I)	958	11,889
Super Micro Computer, Inc. (I)	700	9,478
Xyratex, Ltd.	2,438	27,135

		1,708,904
Electronic Equipment, Instruments & Components - 4.1%
ADDvantage Technologies Group, Inc. (I)	428	1,057
Aeroflex Holding Corp. (I)	3,027	21,310
Agilysys, Inc. (I)	862	10,275
Arrow Electronics, Inc. (I)	16,966	823,360
Avnet, Inc.	13,542	564,837
AVX Corp.	11,586	152,124
Belden, Inc.	16,631	1,065,216
Benchmark Electronics, Inc. (I)	6,843	156,636
Checkpoint Systems, Inc. (I)	5,678	94,823
ChyronHego Corp. (I)	200	300
Coherent, Inc.	1,083	66,550
CTS Corp.	4,099	64,641
Daktronics, Inc.	1,238	13,853
Electro Rent Corp.	3,773	68,442
Electro Scientific Industries, Inc.	4,104	48,058
Fabrinet (I)	933	15,712
FEI Company	8,291	727,950
GSI Group, Inc. (I)	1,912	18,240
ID Systems, Inc. (I)	2,235	13,768
Identive Group, Inc. (I)	4,331	3,032
Ingram Micro, Inc., Class A (I)	2,828	65,185
Insight Enterprises, Inc. (I)	6,949	131,475
IntriCon Corp. (I)	100	393
Itron, Inc. (I)(L)	907	38,847
KEMET Corp. (I)	2,976	12,440
Key Tronic Corp. (I)	1,900	19,551
Maxwell Technologies, Inc. (I)	191	1,734
Measurement Specialties, Inc. (I)	1,855	100,615
Mercury Computer Systems, Inc. (I)	966	9,650
Methode Electronics, Inc.	5,814	162,792
Multi-Fineline Electronix, Inc. (I)	1,634	26,503
NAPCO Security Technologies, Inc. (I)	1,164	6,181
Newport Corp. (I)	5,207	81,385
PAR Technology Corp. (I)	3,132	15,472
Park Electrochemical Corp.	1,464	41,944
PC Connection, Inc.	4,352	65,672
PC Mall, Inc. (I)	3,055	28,412
Perceptron, Inc.	1,608	17,173
Planar Systems, Inc. (I)	5,100	9,180
Plexus Corp. (I)	1,321	49,141
Radisys Corp. (I)	5,279	16,946
RF Industries, Ltd.	120	869

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Richardson Electronics, Ltd.	2,384	$27,106
Rofin-Sinar Technologies, Inc. (I)	202	4,890
Rogers Corp. (I)	2,200	130,856
Sanmina Corp. (I)	75,196	1,315,178
ScanSource, Inc. (I)	1,242	42,973
SMTC Corp. (I)	490	951
Speed Commerce, Inc. (I)	4,100	13,448
SYNNEX Corp. (I)	5,668	348,299
Tech Data Corp. (I)	6,414	320,123
TTM Technologies, Inc. (I)	11,598	113,081
Viasystems Group, Inc. (I)	2,499	36,111
Vicon Industries, Inc. (I)	126	323
Vishay Intertechnology, Inc. (I)(L)	18,624	240,063
Vishay Precision Group, Inc. (I)	1,653	24,051
Zygo Corp. (I)	1,968	31,449

		7,480,646
Internet Software & Services - 1.0%
AOL, Inc. (I)	6,729	232,689
Bankrate, Inc. (I)(L)	1,152	23,697
Blucora, Inc. (I)	6,814	156,586
Constant Contact, Inc. (I)	313	7,415
Dealertrack Technologies, Inc. (I)	1,082	46,353
Digital River, Inc. (I)	2,704	48,320
EarthLink, Inc.	11,221	55,544
Internap Network Services Corp. (I)	4,743	32,964
IntraLinks Holdings, Inc. (I)	512	4,506
Limelight Networks, Inc. (I)	7,903	15,253
Marchex, Inc., Class B	2,445	17,800
Monster Worldwide, Inc. (I)	1,474	6,515
Perficient, Inc. (I)	2,608	47,883
QuinStreet, Inc. (I)	3,213	30,363
RealNetworks, Inc. (I)	5,862	50,179
Reis, Inc. (I)	300	4,851
TechTarget, Inc. (I)	2,617	13,059
The Active Network, Inc. (I)	27	386
TheStreet.com, Inc. (I)	8,757	18,302
Trulia, Inc. (I)	108	5,079
United Online, Inc.	13,619	108,680
ValueClick, Inc. (I)(L)	44,352	924,739
XO Group, Inc. (I)	3,766	48,657

		1,899,820
IT Services - 1.6%
Acxiom Corp. (I)	3,452	98,002
CACI International, Inc., Class A (I)(L)	4,110	284,042
CIBER, Inc. (I)	13,394	44,200
Convergys Corp.	11,544	216,450
CSG Systems International, Inc.	1,319	33,041
Dynamics Research Corp. (I)	1,898	14,425
Jack Henry & Associates, Inc.	18,732	966,759
ManTech International Corp., Class A (L)	3,617	104,025
MAXIMUS, Inc.	21,306	959,622
ModusLink Global Solutions, Inc. (I)	7,816	21,416
Official Payments Holdings, Inc. (I)	809	6,731
StarTek, Inc. (I)	3,143	20,241
Sykes Enterprises, Inc. (I)	3,354	60,070
The Hackett Group, Inc.	7,525	53,653
Virtusa Corp. (I)	1,925	55,941

		2,938,618
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. (I)	3,450	60,444

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Alpha & Omega Semiconductor, Ltd. (I)	965	$8,116
Amkor Technology, Inc. (I)(L)	9,473	40,639
ANADIGICS, Inc. (I)	11,169	22,003
ATMI, Inc. (I)	4,545	120,533
Axcelis Technologies, Inc. (I)	5,100	10,761
AXT, Inc. (I)	4,229	9,896
Brooks Automation, Inc.	6,536	60,850
BTU International, Inc. (I)	1,318	3,941
Cascade Microtech, Inc. (I)	1,892	16,971
Cohu, Inc.	4,192	45,735
Cree, Inc. (I)	444	26,724
Diodes, Inc. (I)	733	17,959
DSP Group, Inc. (I)	4,494	31,683
Entropic Communications, Inc. (I)	5,268	23,074
Exar Corp. (I)	8,586	115,138
Fairchild Semiconductor International, Inc. (I)	63,913	887,752
First Solar, Inc. (I)	9,587	385,493
FormFactor, Inc. (I)	7,875	54,023
GigOptix, Inc. (I)	931	1,220
GSI Technology, Inc. (I)	5,524	38,834
Hittite Microwave Corp. (I)	13,099	856,020
Ikanos Communications, Inc. (I)	4,125	5,115
Inphi Corp. (I)	289	3,881
Integrated Device Technology, Inc. (I)	11,771	110,883
Integrated Silicon Solution, Inc. (I)	4,500	49,005
International Rectifier Corp. (I)	7,029	174,108
Intersil Corp., Class A	10,660	119,712
IXYS Corp.	2,555	24,656
Kopin Corp. (I)	3,638	14,661
Kulicke & Soffa Industries, Inc. (I)	4,679	54,042
Lattice Semiconductor Corp. (I)	77,870	347,300
LTX-Credence Corp. (I)	2,700	17,766
Marvell Technology Group, Ltd.	29,950	344,425
Mattson Technology, Inc. (I)	7,741	18,501
MKS Instruments, Inc.	5,697	151,483
Nanometrics, Inc. (I)	195	3,143
OmniVision Technologies, Inc. (I)(L)	6,306	96,545
Pericom Semiconductor Corp. (I)	4,434	34,585
Photronics, Inc. (I)(L)	13,726	107,475
PMC-Sierra, Inc. (I)	7,616	50,418
Power Integrations, Inc.	8,763	474,516
RF Micro Devices, Inc. (I)	2,250	12,690
Rudolph Technologies, Inc. (I)	3,882	44,255
Semtech Corp. (I)	27,731	831,653
Sigma Designs, Inc. (I)	5,587	31,231
Silicon Image, Inc. (I)	2,000	10,680
Spansion, Inc., Class A (I)	124	1,251
SunPower Corp. (I)(L)	8,959	234,367
Supertex, Inc.	839	21,260
Tessera Technologies, Inc.	5,784	111,920
TriQuint Semiconductor, Inc. (I)	11,926	96,958
Ultra Clean Holdings (I)	1,700	11,747
Veeco Instruments, Inc. (I)	22,169	825,352

		7,273,393
Software - 2.4%
Accelrys, Inc. (I)	3,760	37,074
Actuate Corp. (I)	49,169	361,392
AsiaInfo-Linkage, Inc. (I)	400	4,616
Cadence Design Systems, Inc. (I)(L)	62,085	838,148
EPIQ Systems, Inc.	5,795	76,610
ePlus, Inc.	1,364	70,492
GSE Systems, Inc. (I)	2,016	3,165
Informatica Corp. (I)	23,059	898,609

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mentor Graphics Corp.	4,543	$106,170
MicroStrategy, Inc., Class A (I)	5,209	540,486
Progress Software Corp. (I)	2,304	59,628
Rosetta Stone, Inc. (I)	826	13,406
Rovi Corp. (I)	2,735	52,430
Seachange International, Inc. (I)(L)	5,428	62,259
Smith Micro Software, Inc. (I)	524	472
SS&C Technologies Holdings, Inc. (I)	31,411	1,196,759
TeleCommunication Systems, Inc., Class A (I)	7,641	18,797
Telenav, Inc. (I)	252	1,472
Zynga, Inc., Class A (I)(L)	39,859	146,681

		4,488,666

		28,939,016
Materials - 6.6%
Chemicals - 1.9%
A. Schulman, Inc.	4,138	121,905
American Pacific Corp. (I)	1,621	88,766
Chase Corp.	1,174	34,492
Chemtura Corp. (I)	1,200	27,588
Core Molding Technologies, Inc. (I)	1,000	9,580
Ferro Corp. (I)	4,565	41,587
FMC Corp.	13,058	936,520
FutureFuel Corp.	74	1,329
Intrepid Potash, Inc. (L)	800	12,544
KMG Chemicals, Inc.	1,101	24,211
Landec Corp. (I)	3,865	47,153
Minerals Technologies, Inc.	3,368	166,278
Olin Corp.	4,323	99,732
OM Group, Inc. (I)	4,455	150,490
OMNOVA Solutions, Inc. (I)	1,642	14,039
Penford Corp. (I)	2,624	37,576
PolyOne Corp.	49,049	1,506,295
Sensient Technologies Corp.	1,097	52,535
Zoltek Companies, Inc. (I)	6,760	112,824

		3,485,444
Construction Materials - 0.6%
Eagle Materials, Inc.	12,632	916,452
Headwaters, Inc. (I)	9,123	82,016
Texas Industries, Inc. (I)(L)	2,257	149,662
United States Lime & Minerals, Inc. (I)	50	2,930

		1,151,060
Containers & Packaging - 1.1%
Boise, Inc.	15,525	195,615
Graphic Packaging Holding Company (I)	136,128	1,165,256
MeadWestvaco Corp.	8,076	309,957
Myers Industries, Inc.	6,330	127,296
Rock-Tenn Company, Class A	2,959	299,658

		2,097,782
Metals & Mining - 1.7%
A. M. Castle & Company (I)	4,342	69,906
Allegheny Technologies, Inc. (L)	324	9,888
Century Aluminum Company (I)	12,885	103,724
Coeur d’Alene Mines Corp. (I)	10,600	127,730
Commercial Metals Company	11,325	191,959
Friedman Industries, Inc.	1,511	15,110
Haynes International, Inc.	11,685	529,681
Horsehead Holding Corp. (I)(L)	7,506	93,525
Kaiser Aluminum Corp. (L)	2,852	203,205
Materion Corp.	2,446	78,419
Noranda Aluminum Holding Corp.	71	175

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Olympic Steel, Inc. (L)	2,383	$66,200
Reliance Steel & Aluminum Company	10,500	769,335
RTI International Metals, Inc. (I)(L)	4,900	156,996
Schnitzer Steel Industries, Inc., Class A (L)	1,608	44,284
Steel Dynamics, Inc.	10,064	168,169
Stillwater Mining Company (I)(L)	8,982	98,892
SunCoke Energy, Inc. (I)	2,353	40,001
Synalloy Corp.	1,121	18,362
United States Steel Corp. (L)	6,490	133,629
Universal Stainless & Alloy (I)	1,562	50,812
Worthington Industries, Inc.	2,006	69,067

		3,039,069
Paper & Forest Products - 1.3%
Clearwater Paper Corp. (I)	600	28,662
Domtar Corp. (L)	4,550	361,361
KapStone Paper and Packaging Corp. (I)	5,210	222,988
Louisiana-Pacific Corp. (I)	21,144	371,923
Mercer International, Inc. (I)	10,058	71,311
Neenah Paper, Inc.	383	15,056
P.H. Glatfelter Company	4,610	124,793
Resolute Forest Products, Inc. (I)	887	11,726
Schweitzer-Mauduit International, Inc.	20,326	1,230,333

		2,438,153

		12,211,508
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	15,639
Cbeyond, Inc. (I)	796	5,102
Frontier Communications Corp. (L)	13,952	58,180
General Communication, Inc., Class A (I)	6,157	58,615
Hawaiian Telcom Holdco, Inc. (I)(L)	843	22,424
HickoryTech Corp.	2,058	23,420
Inteliquent, Inc.	2,582	24,942
Iridium Communications, Inc. (I)(L)	9,684	66,626
ORBCOMM, Inc. (I)	9,140	48,168
Premiere Global Services, Inc. (I)	3,309	32,958
Primus Telecommunications Group, Inc.	472	1,600
Vonage Holdings Corp. (I)	834	2,619

		360,293
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. (I)	8,053	127,157
Shenandoah Telecommunications Company	1,053	25,377
T-Mobile US, Inc. (I)	2,432	63,159
Telephone & Data Systems, Inc.	11,308	334,151
United States Cellular Corp.	3,700	168,461
USA Mobility, Inc.	1,540	21,806

		740,111

		1,100,404
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	29,972	1,172,804
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)	1,897	36,650
Genie Energy, Ltd., B Shares (I)	503	4,929
Ormat Technologies, Inc.	3,285	87,939

		129,518

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	955	$14,296

		1,316,618

TOTAL COMMON STOCKS (Cost $123,663,975)		$182,334,010

SECURITIES LENDING COLLATERAL - 10.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	2,010,393	20,120,411

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,119,572)		$20,120,411

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	2,873,216	2,873,216

TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,216)		$2,873,216

Total Investments (Small Cap Opportunities Trust)
(Cost $146,656,763) - 111.3%		$205,327,637
Other assets and liabilities, net - (11.3%)		(20,808,403)

TOTAL NET ASSETS - 100.0%		$184,519,234

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 12.3%
Diversified Consumer Services - 1.5%
Matthews International Corp., Class A (L)	300,640	$11,448,370
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. (L)	339,130	15,552,502
Choice Hotels International, Inc. (L)	61,100	2,638,909

		18,191,411
Household Durables - 1.8%
Helen of Troy, Ltd. (I)	310,450	13,721,890
Multiline Retail - 1.5%
Fred’s, Inc., Class A (L)	710,302	11,116,226
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	34,040	2,814,427
Ascena Retail Group, Inc. (I)	711,300	14,176,209
Stage Stores, Inc. (L)	374,559	7,191,533
The Cato Corp., Class A (L)	493,826	13,817,251

		37,999,420

		92,477,317
Consumer Staples - 2.3%
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc. (L)	154,350	11,344,725
Food Products - 0.8%
Post Holdings, Inc. (I)	134,860	5,444,298

		16,789,023
Energy - 6.2%
Energy Equipment & Services - 2.8%
Bristow Group, Inc.	43,300	3,150,508
Era Group, Inc. (I)	262,847	7,144,181

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
SEACOR Holdings, Inc. (L)	115,888	$10,480,911

		20,775,600
Oil, Gas & Consumable Fuels - 3.4%
Diamondback Energy, Inc. (I)	192,201	8,195,451
Halcon Resources Corp. (I)(L)	343,166	1,520,225
Scorpio Tankers, Inc.	1,535,550	14,986,968
Whiting Petroleum Corp. (I)	17,060	1,021,041

		25,723,685

		46,499,285
Financials - 20.1%
Capital Markets - 0.2%
Ares Capital Corp.	97,296	1,682,248
Commercial Banks - 9.4%
First Busey Corp. (L)	802,006	4,178,451
First Midwest Bancorp, Inc.	740,651	11,191,237
First Niagara Financial Group, Inc.	743,952	7,714,782
Flushing Financial Corp.	280,132	5,168,435
Hancock Holding Company	209,790	6,583,210
International Bancshares Corp.	528,900	11,440,107
MB Financial, Inc.	283,778	8,013,891
Webster Financial Corp.	488,840	12,480,085
Westamerica Bancorp. (L)	71,060	3,534,524

		70,304,722
Insurance - 5.0%
Alleghany Corp. (I)	6,348	2,600,458
AMERISAFE, Inc.	149,600	5,312,296
Assured Guaranty, Ltd.	353,057	6,619,819
Platinum Underwriters Holdings, Ltd.	124,079	7,411,239
Primerica, Inc.	295,620	11,925,311
Reinsurance Group of America, Inc.	33,930	2,272,971
White Mountains Insurance Group, Ltd.	2,530	1,436,079

		37,578,173
Real Estate Investment Trusts - 4.0%
Campus Crest Communities, Inc.	807,187	8,717,620
Corrections Corp. of America	52,154	1,801,921
DiamondRock Hospitality Company	591,398	6,310,217
Education Realty Trust, Inc.	598,089	5,442,610
Mid-America Apartment Communities, Inc.	22,900	1,431,250
Summit Hotel Properties, Inc.	726,829	6,679,559

		30,383,177
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc. (L)	827,530	10,939,947

		150,888,267
Health Care - 10.1%
Health Care Equipment & Supplies - 2.6%
Haemonetics Corp. (I)(L)	30,800	1,228,304
ICU Medical, Inc. (I)(L)	139,140	9,451,780
STERIS Corp.	197,550	8,486,748

		19,166,832
Health Care Providers & Services - 2.6%
Amsurg Corp. (I)	338,740	13,447,978
Corvel Corp. (I)	172,730	6,385,828

		19,833,806
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (I)	578,060	8,595,752

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.8%
Charles River
Laboratories International, Inc. (I)	384,650	$17,793,909
ICON PLC (I)	258,700	10,588,591

		28,382,500

		75,978,890
Industrials - 20.5%
Aerospace & Defense - 1.4%
Cubic Corp.	191,100	10,258,248
Air Freight & Logistics - 2.2%
Atlas Air Worldwide Holdings, Inc. (I)	207,000	9,544,770
UTi Worldwide, Inc.	460,520	6,958,457

		16,503,227
Commercial Services & Supplies - 7.1%
ACCO Brands Corp. (I)(L)	1,290,930	8,571,775
G&K Services, Inc., Class A	284,500	17,180,955
Standard Parking Corp. (I)	340,538	9,157,067
United Stationers, Inc. (L)	428,018	18,618,783

		53,528,580
Electrical Equipment - 1.0%
Acuity Brands, Inc.	83,010	7,638,580
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	132,086	9,284,325
Machinery - 5.7%
Albany International Corp., Class A	419,564	15,049,761
ESCO Technologies, Inc.	276,832	9,199,127
Flowserve Corp.	41,820	2,609,150
Mueller Industries, Inc.	288,860	16,080,836

		42,938,874
Professional Services - 0.2%
Towers Watson & Company, Class A	15,590	1,667,506
Trading Companies & Distributors - 1.6%
GATX Corp. (L)	252,970	12,021,134

		153,840,474
Information Technology - 13.2%
Computers & Peripherals - 1.4%
Diebold, Inc.	359,710	10,561,086
Electronic Equipment, Instruments & Components - 6.7%
Belden, Inc.	433,299	27,752,801
Coherent, Inc.	116,290	7,146,021
MTS Systems Corp. (L)	97,448	6,270,779
ScanSource, Inc. (I)	263,920	9,131,632

		50,301,233
IT Services - 2.5%
Forrester Research, Inc.	303,123	11,142,801
MAXIMUS, Inc.	169,380	7,628,875

		18,771,676
Office Electronics - 1.1%
Zebra Technologies Corp., Class A (I)	181,150	8,247,760
Semiconductors & Semiconductor Equipment - 0.2%
Maxim Integrated Products, Inc.	63,850	1,902,730
Software - 1.3%
MICROS Systems, Inc. (I)(L)	50,500	2,521,970
Verint Systems, Inc. (I)	192,570	7,136,644

		9,658,614

		99,443,099

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 7.5%
Chemicals - 4.3%
Innospec, Inc.	215,900	$10,073,894
Koppers Holdings, Inc. (L)	168,545	7,188,444
Sensient Technologies Corp.	163,820	7,845,340
Zep, Inc.	436,650	7,099,929

		32,207,607
Containers & Packaging - 2.0%
Aptargroup, Inc. (L)	152,558	9,173,313
Greif, Inc., Class A	123,670	6,063,540

		15,236,853
Paper & Forest Products - 1.2%
Deltic Timber Corp.	140,386	9,144,744

		56,589,204
Utilities - 4.3%
Electric Utilities - 1.0%
UNS Energy Corp.	146,830	6,845,215
Westar Energy, Inc.	31,020	950,763

		7,795,978
Gas Utilities - 3.3%
Atmos Energy Corp.	193,080	8,223,277
New Jersey Resources Corp. (L)	76,224	3,357,667
The Laclede Group, Inc.	128,820	5,796,900
UGI Corp.	45,960	1,798,415
WGL Holdings, Inc.	123,570	5,277,675

		24,453,934

		32,249,912

TOTAL COMMON STOCKS (Cost $487,612,136)		$724,755,471

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	4,914,440	49,184,696

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,182,803)		$49,184,696

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2013 at 0.080% to
be repurchased at $29,500,066 on
10/01/2013, collateralized by $2,015,000
Federal Home Loan Bank, 0.170%, due
07/28/2014 (valued at 2,015,952, including
interest) and $28,266,000 Federal Home
Loan Mortgage Corp., 2.250% due
03/13/2020 (valued at $28,074,144,
including interest)	$29,500,000	$29,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,500,000)		$29,500,000

Total Investments (Small Cap Value Trust)
(Cost $566,294,939) - 106.9%		$803,440,167
Other assets and liabilities, net - (6.9%)		(52,026,273)

TOTAL NET ASSETS - 100.0%		$751,413,894

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 15.7%
Auto Components - 1.8%
Tenneco, Inc. (I)	25,517	$1,288,609
TRW Automotive Holdings Corp. (I)	14,024	1,000,051

		2,288,660
Distributors - 1.0%
Pool Corp.	22,612	1,269,212
Hotels, Restaurants & Leisure - 5.1%
Choice Hotels International, Inc. (L)	15,672	676,874
Domino’s Pizza, Inc.	20,718	1,407,788
Jack in the Box, Inc. (I)	27,490	1,099,600
Life Time Fitness, Inc. (I)(L)	18,786	966,915
Penn National Gaming, Inc. (I)(L)	23,333	1,291,715
The Cheesecake Factory, Inc.	20,698	909,677

		6,352,569
Household Durables - 0.6%
Ethan Allen Interiors, Inc. (L)	25,304	705,222
Internet & Catalog Retail - 0.6%
HomeAway, Inc. (I)	29,127	815,556
Leisure Equipment & Products - 0.7%
Brunswick Corp.	22,352	892,068
Media - 1.2%
Sinclair Broadcast Group, Inc., Class A	43,905	1,471,696
Specialty Retail - 4.0%
DSW, Inc., Class A	14,540	1,240,553
Group 1 Automotive, Inc.	13,730	1,066,546
Monro Muffler Brake, Inc. (L)	18,143	843,468
Tractor Supply Company	18,508	1,243,182
Vitamin Shoppe, Inc. (I)(L)	13,164	575,925

		4,969,674
Textiles, Apparel & Luxury Goods - 0.7%
Steven Madden, Ltd. (I)	17,624	948,700

		19,713,357
Consumer Staples - 2.2%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	15,887	781,482
Food Products - 1.6%
B&G Foods, Inc. (L)	27,708	957,311
Lancaster Colony Corp.	12,545	982,148

		1,939,459

		2,720,941
Energy - 6.9%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	15,754	867,100
Dresser-Rand Group, Inc. (I)	15,588	972,691
Dril-Quip, Inc. (I)	11,605	1,331,674
Patterson-UTI Energy, Inc. (L)	42,166	901,509

		4,072,974
Oil, Gas & Consumable Fuels - 3.7%
Berry Petroleum Company, Class A	18,700	806,531
Energen Corp.	15,104	1,153,794
Oasis Petroleum, Inc. (I)(L)	26,639	1,308,774
Resolute Energy Corp. (I)	53,748	449,333
Ultra Petroleum Corp. (I)(L)	42,804	880,478

		4,598,910

		8,671,884

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 9.5%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (I)	7,487	$1,367,426
Greenhill & Company, Inc. (L)	14,101	703,358
SEI Investments Company	34,363	1,062,160
Stifel Financial Corp. (I)(L)	30,615	1,261,950

		4,394,894
Commercial Banks - 3.8%
East West Bancorp, Inc.	33,928	1,084,000
PrivateBancorp, Inc.	23,053	493,334
Prosperity Bancshares, Inc. (L)	17,516	1,083,189
SVB Financial Group (I)	12,848	1,109,682
UMB Financial Corp. (L)	17,501	951,004

		4,721,209
Insurance - 0.7%
Brown & Brown, Inc.	26,458	849,302
Real Estate Investment Trusts - 1.5%
Colonial Properties Trust	35,375	795,584
Corrections Corp. of America	33,811	1,168,170

		1,963,754

		11,929,159
Health Care - 18.3%
Biotechnology - 4.6%
Acorda Therapeutics, Inc. (I)	17,931	614,675
Amarin Corp. PLC, ADR (I)(L)	51,990	328,577
BioMarin Pharmaceutical, Inc. (I)	14,723	1,063,295
Incyte Corp. (I)	40,539	1,546,563
Seattle Genetics, Inc. (I)(L)	23,444	1,027,551
United Therapeutics Corp. (I)(L)	14,767	1,164,378

		5,745,039
Health Care Equipment & Supplies - 4.4%
Insulet Corp. (I)(L)	25,661	929,955
Masimo Corp.	27,980	745,387
Meridian Bioscience, Inc. (L)	23,395	553,292
NuVasive, Inc. (I)	29,542	723,484
Sirona Dental Systems, Inc. (I)	11,312	757,112
STERIS Corp.	22,861	982,109
Thoratec Corp. (I)	22,031	821,536

		5,512,875
Health Care Providers & Services - 4.9%
Centene Corp. (I)	21,362	1,366,314
Chemed Corp. (L)	13,470	963,105
Health Management
Associates, Inc., Class A (I)	67,097	858,842
HealthSouth Corp.	30,096	1,037,710
MEDNAX, Inc. (I)	9,628	966,651
VCA Antech, Inc. (I)	36,482	1,001,796

		6,194,418
Health Care Technology - 0.4%
HMS Holdings Corp. (I)(L)	20,963	450,914
Life Sciences Tools & Services - 2.1%
PAREXEL International Corp. (I)	21,714	1,090,694
PerkinElmer, Inc.	22,934	865,759
Techne Corp.	8,196	656,172

		2,612,625
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (I)	14,184	1,304,502

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd. (I)	15,793	$1,056,236

		2,360,738

		22,876,609
Industrials - 16.9%
Aerospace & Defense - 1.4%
Hexcel Corp. (I)	24,226	939,969
TransDigm Group, Inc.	5,732	795,028

		1,734,997
Air Freight & Logistics - 1.5%
Forward Air Corp.	22,563	910,417
Hub Group, Inc., Class A (I)	24,021	942,344

		1,852,761
Building Products - 1.1%
AO Smith Corp.	30,058	1,358,622
Commercial Services & Supplies - 2.3%
Pitney Bowes, Inc. (L)	54,202	985,934
Steelcase, Inc., Class A	62,988	1,046,861
Tetra Tech, Inc. (I)	33,271	861,386

		2,894,181
Construction & Engineering - 0.7%
MasTec, Inc. (I)(L)	30,990	938,997
Electrical Equipment - 1.0%
Acuity Brands, Inc.	12,947	1,191,383
Machinery - 5.5%
Crane Company	15,960	984,253
ITT Corp.	31,592	1,135,732
Lincoln Electric Holdings, Inc.	20,190	1,345,058
Lindsay Corp.	11,495	938,222
WABCO Holdings, Inc. (I)	12,678	1,068,248
Wabtec Corp.	22,125	1,390,999

		6,862,512
Marine - 0.9%
Kirby Corp. (I)	13,424	1,161,847
Road & Rail - 0.8%
Swift Transportation Company (I)(L)	51,476	1,039,300
Trading Companies & Distributors - 1.7%
Watsco, Inc. (L)	11,223	1,057,992
WESCO International, Inc. (I)(L)	13,360	1,022,441

		2,080,433

		21,115,033
Information Technology - 24.1%
Communications Equipment - 0.6%
ARRIS Group, Inc. (I)	49,488	844,265
Computers & Peripherals - 0.1%
Cray, Inc. (I)	4,745	114,212
Electronic Equipment, Instruments & Components - 4.0%
Cognex Corp.	36,546	1,146,083
IPG Photonics Corp. (L)	10,209	574,869
Littelfuse, Inc.	14,428	1,128,558
National Instruments Corp.	28,515	881,969
SYNNEX Corp. (I)	20,469	1,257,820

		4,989,299
Internet Software & Services - 4.0%
CoStar Group, Inc. (I)	11,679	1,960,904
Dealertrack Technologies, Inc. (I)	25,713	1,101,545

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
OpenTable, Inc. (I)	12,743	$891,755
ValueClick, Inc. (I)(L)	51,424	1,072,190

		5,026,394
IT Services - 1.0%
Alliance Data Systems Corp. (I)(L)	5,175	1,094,357
EPAM Systems, Inc. (I)	3,677	126,857

		1,221,214
Semiconductors & Semiconductor Equipment - 4.1%
Microsemi Corp. (I)	36,044	874,067
MKS Instruments, Inc.	25,021	665,308
Power Integrations, Inc. (L)	21,700	1,175,055
Semtech Corp. (I)	27,453	823,315
Silicon Laboratories, Inc. (I)	18,846	804,913
Teradyne, Inc. (I)	46,570	769,336

		5,111,994
Software - 10.3%
ANSYS, Inc. (I)	12,992	1,124,068
Aspen Technology, Inc. (I)	48,189	1,664,930
Cadence Design Systems, Inc. (I)(L)	61,809	834,422
CommVault Systems, Inc. (I)	12,891	1,132,217
FireEye, Inc. (I)	2,517	104,531
Informatica Corp. (I)	31,841	1,240,844
Interactive Intelligence Group (I)	18,640	1,183,454
Manhattan Associates, Inc. (I)	21,562	2,058,093
Mentor Graphics Corp.	47,498	1,110,028
MICROS Systems, Inc. (I)(L)	17,795	888,682
MicroStrategy, Inc., Class A (I)	5,617	582,820
QLIK Technologies, Inc. (I)	10,937	374,483
SolarWinds, Inc. (I)	18,539	649,977

		12,948,549

		30,255,927
Materials - 3.4%
Chemicals - 1.4%
Olin Corp. (L)	35,071	809,088
Rockwood Holdings, Inc.	13,577	908,301

		1,717,389
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	8,493	833,758
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	42,783	854,377
Metals & Mining - 0.7%
Carpenter Technology Corp.	15,131	879,262

		4,284,786
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	18,516	1,489,797
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp. (L)	10,456	981,400

TOTAL COMMON STOCKS (Cost $79,667,833)		$124,038,893

SECURITIES LENDING COLLATERAL - 16.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	2,035,251	20,369,204

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,367,969)		$20,369,204

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	1,634,946	1,634,946

TOTAL SHORT-TERM INVESTMENTS (Cost $1,634,946)		$1,634,946

Total Investments (Small Company Growth Trust)
(Cost $101,670,748) - 116.5%		$146,043,043
Other assets and liabilities, net - (16.5%)		(20,710,061)

TOTAL NET ASSETS - 100.0%		$125,332,982

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 14.8%
Auto Components - 1.7%
Drew Industries, Inc.	102,800	$4,681,511
Modine Manufacturing Company (I)	155,200	2,270,576

		6,952,087
Automobiles - 0.8%
Winnebago Industries, Inc. (I)	129,400	3,359,224
Distributors - 1.2%
Pool Corp.	84,500	4,742,985
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)(L)	36,200	2,918,444
Matthews International Corp., Class A (L)	84,300	3,210,144

		6,128,588
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels, Ltd., Class A (I)	180,000	2,336,400
Red Robin Gourmet Burgers, Inc. (I)(L)	19,900	1,414,890

		3,751,290
Household Durables - 2.2%
CSS Industries, Inc.	70,700	1,697,507
Ethan Allen Interiors, Inc. (L)	59,000	1,644,330
M/I Homes, Inc. (I)	61,300	1,264,006
Meritage Homes Corp. (I)	91,700	3,938,515
Stanley Furniture Company, Inc. (I)	53,700	199,227

		8,743,585
Leisure Equipment & Products - 0.4%
Brunswick Corp.	45,800	1,827,878
Media - 0.6%
Saga Communications, Inc., Class A	51,966	2,306,251
Multiline Retail - 0.3%
Fred’s, Inc., Class A (L)	80,100	1,253,565
Specialty Retail - 4.1%
Aaron’s, Inc.	253,400	7,019,180
Haverty Furniture Companies, Inc.	116,800	2,865,104
MarineMax, Inc. (I)(L)	109,400	1,334,680
Stein Mart, Inc.	188,400	2,584,848
The Men’s Wearhouse, Inc.	82,100	2,795,505

		16,599,317
Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	75,800	1,418,218
Fifth & Pacific Companies, Inc. (I)	74,600	1,874,698

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Jones Group, Inc.	66,000	$990,660

		4,283,576

		59,948,346
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	60,300	1,592,523
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	233,600	679,776

		2,272,299
Energy - 5.9%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	35,800	1,970,432
C&J Energy Services, Inc. (I)(L)	54,000	1,084,320
CARBO Ceramics, Inc. (L)	23,300	2,309,263
Hercules Offshore, Inc. (I)	121,400	894,718
TETRA Technologies, Inc. (I)	163,600	2,049,908

		8,308,641
Oil, Gas & Consumable Fuels - 3.8%
Cloud Peak Energy, Inc. (I)	83,000	1,217,610
EPL Oil & Gas, Inc. (I)	6,200	230,082
GasLog, Ltd. (L)	162,500	2,426,125
Northern Oil and Gas, Inc. (I)(L)	146,000	2,106,780
Oasis Petroleum, Inc. (I)(L)	97,200	4,775,436
PDC Energy, Inc. (I)(L)	45,100	2,685,254
Swift Energy Company (I)(L)	110,400	1,260,768
Teekay Tankers, Ltd., Class A (L)	274,500	719,190

		15,421,245

		23,729,886
Financials - 22.2%
Capital Markets - 2.6%
Ares Capital Corp.	212,000	3,665,480
Hercules Technology Growth Capital, Inc. (L)	199,100	3,036,275
JMP Group, Inc.	79,900	494,581
KCAP Financial, Inc. (L)	140,500	1,261,690
Piper Jaffray Companies (I)	30,000	1,028,700
Safeguard Scientifics, Inc. (I)(L)	68,400	1,073,196

		10,559,922
Commercial Banks - 7.9%
Columbia Banking System, Inc.	58,300	1,440,010
East West Bancorp, Inc.	230,488	7,364,092
Glacier Bancorp, Inc.	151,700	3,748,507
Home BancShares, Inc.	194,000	5,891,780
Signature Bank (I)(L)	35,500	3,248,960
SVB Financial Group (I)	74,200	6,408,654
Wintrust Financial Corp. (L)	91,900	3,774,333

		31,876,336
Diversified Financial Services - 0.5%
Compass Diversified Holdings	113,400	2,020,788
Insurance - 4.4%
Assured Guaranty, Ltd.	71,800	1,346,250
Employers Holdings, Inc.	63,000	1,873,620
Markel Corp. (I)	5,150	2,666,516
Meadowbrook Insurance Group, Inc. (L)	236,500	1,537,250
National Interstate Corp.	104,400	2,903,364
ProAssurance Corp.	169,100	7,619,646

		17,946,646

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 6.4%
Acadia Realty Trust	63,100	$1,557,308
CBL & Associates Properties, Inc.	162,000	3,094,200
Cedar Realty Trust, Inc.	176,300	913,234
First Potomac Realty Trust	140,600	1,767,342
Hatteras Financial Corp.	49,500	926,145
Kilroy Realty Corp.	75,500	3,771,225
Kite Realty Group Trust	230,300	1,365,679
LaSalle Hotel Properties	107,400	3,063,048
Potlatch Corp.	64,200	2,547,456
PS Business Parks, Inc.	13,300	992,446
Redwood Trust, Inc.	149,200	2,937,748
Saul Centers, Inc.	28,300	1,308,875
Washington Real Estate Investment Trust	57,700	1,458,079

		25,702,785
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	122,200	1,702,246

		89,808,723
Health Care - 3.9%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	93,900	1,351,221
Health Care Equipment & Supplies - 2.4%
Analogic Corp.	26,500	2,189,960
Quidel Corp. (I)(L)	79,600	2,260,640
West Pharmaceutical Services, Inc.	123,200	5,069,680

		9,520,280
Health Care Providers & Services - 1.2%
Landauer, Inc.	26,000	1,332,500
National Healthcare Corp.	49,400	2,335,138
Triple-S Management Corp., Class B (I)	71,400	1,313,046

		4,980,684

		15,852,185
Industrials - 24.7%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	172,600	1,429,128
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	64,200	2,518,566
Airlines - 1.4%
Alaska Air Group, Inc.	90,500	5,667,110
Building Products - 1.4%
Gibraltar Industries, Inc. (I)	135,100	1,926,526
Quanex Building Products Corp. (L)	77,800	1,464,974
Universal Forest Products, Inc.	57,200	2,408,120

		5,799,620
Commercial Services & Supplies - 3.9%
G&K Services, Inc., Class A	69,100	4,172,949
McGrath RentCorp. (L)	141,530	5,052,621
Mine Safety Appliances Company	68,000	3,509,480
Waste Connections, Inc.	66,500	3,019,765

		15,754,815
Construction & Engineering - 1.4%
Aegion Corp. (I)(L)	116,500	2,764,545
Comfort Systems USA, Inc. (L)	103,300	1,736,473
Pike Electric Corp.	102,200	1,156,904

		5,657,922

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.6%
Franklin Electric Company, Inc. (L)	66,674	$2,626,956
Machinery - 5.3%
Astec Industries, Inc.	42,100	1,513,916
CIRCOR International, Inc.	48,500	3,015,730
IDEX Corp.	58,100	3,791,025
Nordson Corp.	68,800	5,065,744
Proto Labs, Inc. (I)(L)	19,000	1,451,410
RBC Bearings, Inc. (I)	20,100	1,324,389
Sun Hydraulics Corp.	45,300	1,642,125
Woodward, Inc.	86,100	3,515,463

		21,319,802
Marine - 1.6%
Kirby Corp. (I)	74,200	6,422,010
Professional Services - 1.8%
FTI Consulting, Inc. (I)	30,000	1,134,000
Navigant Consulting Company (I)	141,300	2,184,498
On Assignment, Inc. (I)	113,800	3,755,400
The Dolan Company (I)	116,100	262,386

		7,336,284
Road & Rail - 4.1%
Genesee & Wyoming, Inc., Class A (I)	80,700	7,502,679
Landstar System, Inc.	135,100	7,562,898
Universal Truckload Services, Inc.	50,989	1,359,367

		16,424,944
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (I)(L)	184,600	6,806,202
Kaman Corp. (L)	61,800	2,339,748

		9,145,950

		100,103,107
Information Technology - 11.3%
Communications Equipment - 1.0%
Ixia (I)	165,000	2,585,550
Sonus Networks, Inc. (I)	389,500	1,316,510

		3,902,060
Computers & Peripherals - 0.2%
Xyratex, Ltd.	74,700	831,411
Electronic Equipment, Instruments & Components - 6.2%
Belden, Inc.	76,400	4,893,420
Cognex Corp.	58,000	1,818,880
Electro Rent Corp.	159,900	2,900,586
Electro Scientific Industries, Inc.	145,200	1,700,292
Fabrinet (I)	112,800	1,899,552
Littelfuse, Inc.	54,000	4,223,880
Methode Electronics, Inc.	61,200	1,713,600
Newport Corp. (I)	95,000	1,484,850
SYNNEX Corp. (I)	72,400	4,448,980

		25,084,040
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (I)	123,400	2,161,968
ATMI, Inc. (I)	59,000	1,564,680
Brooks Automation, Inc.	116,100	1,080,891
Cabot Microelectronics Corp. (I)(L)	78,000	3,004,560
Entegris, Inc. (I)	160,400	1,628,060
Teradyne, Inc. (I)	143,500	2,370,620

		11,810,779
Software - 1.0%
Accelrys, Inc. (I)	85,100	839,086

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Progress Software Corp. (I)	129,600	$3,354,048

		4,193,134

		45,821,424
Materials - 10.3%
Chemicals - 2.8%
American Vanguard Corp.	95,300	2,565,476
Innospec, Inc.	123,800	5,776,508
Minerals Technologies, Inc.	56,800	2,804,216

		11,146,200
Construction Materials - 0.4%
Texas Industries, Inc. (I)(L)	22,700	1,505,237
Containers & Packaging - 2.1%
Aptargroup, Inc.	89,900	5,405,687
Myers Industries, Inc.	147,200	2,960,192

		8,365,879
Metals & Mining - 3.0%
AMCOL International Corp.	62,800	2,052,304
Carpenter Technology Corp.	64,200	3,730,662
Franco-Nevada Corp. (L)	41,800	1,896,329
North American Palladium, Ltd. (I)(L)	565,400	542,784
Royal Gold, Inc. (L)	38,100	1,853,946
Schnitzer Steel Industries, Inc., Class A (L)	45,500	1,253,070
Stillwater Mining Company (I)(L)	88,000	968,880

		12,297,975
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	67,800	3,238,806
Deltic Timber Corp.	46,400	3,022,496
Wausau Paper Corp. (L)	145,800	1,893,942

		8,155,244

		41,470,535
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	169,000	1,683,240
Utilities - 4.0%
Electric Utilities - 2.2%
Cleco Corp.	88,100	3,950,404
El Paso Electric Company	80,400	2,685,360
PNM Resources, Inc.	74,100	1,676,883
UNS Energy Corp.	10,300	480,186

		8,792,833
Gas Utilities - 0.7%
Southwest Gas Corp.	61,100	3,055,000
Multi-Utilities - 1.1%
Black Hills Corp.	42,100	2,099,106
NorthWestern Corp.	53,800	2,416,696

		4,515,802

		16,363,635

TOTAL COMMON STOCKS (Cost $253,583,562)		$397,053,380

INVESTMENT COMPANIES - 0.4%
Investment Companies - 0.4%
iShares Russell 2000 Value Index Fund (L)	15,300	1,402,092

TOTAL INVESTMENT COMPANIES (Cost $906,911)		$1,402,092

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 9.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	3,658,073	36,610,724

TOTAL SECURITIES LENDING
COLLATERAL (Cost $36,608,900)		$36,610,724

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	467,504	467,504
T.Rowe Price Reserve Investment
Fund, 0.0316% (Y)	5,692,637	5,692,637

		6,160,141

TOTAL SHORT-TERM INVESTMENTS (Cost $6,160,141)		$6,160,141

Total Investments (Small Company Value Trust)
(Cost $297,259,514) - 109.0%		$441,226,337
Other assets and liabilities, net - (9.0%)		(36,302,575)

TOTAL NET ASSETS - 100.0%		$404,923,762

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 13.2%
Auto Components - 1.6%
American Axle &
Manufacturing Holdings, Inc. (I)	1,940	$38,257
Dorman Products, Inc.	1,293	64,068
Drew Industries, Inc.	966	43,992
Federal-Mogul Corp. (I)	832	13,969
Fuel Systems Solutions, Inc. (I)	663	13,035
Gentherm, Inc. (I)	61,652	1,176,320
Modine Manufacturing Company (I)	1,980	28,967
Stoneridge, Inc. (I)	418	4,519
Tenneco, Inc. (I)	52,633	2,657,945

		4,041,072
Automobiles - 1.0%
Harley-Davidson, Inc.	38,980	2,504,075
Thor Industries, Inc.	1,996	115,848
Winnebago Industries, Inc. (I)	1,243	32,268

		2,652,191
Distributors - 0.5%
Core-Mark Holding Company, Inc.	15,390	1,022,512
Pool Corp. (L)	5,692	319,492

		1,342,004
Diversified Consumer Services - 1.2%
American Public Education, Inc. (I)(L)	742	28,048
Apollo Group, Inc., Class A (I)	1,560	32,464
Ascent Capital Group, Inc., Class A (I)	346	27,895
Capella Education Company (I)	16,763	948,115
Career Education Corp. (I)	1,663	4,590
Grand Canyon Education, Inc. (I)	1,918	77,257
ITT Educational Services, Inc. (I)(L)	718	22,258
K12, Inc. (I)	31,107	960,584
LifeLock, Inc. (I)	1,910	28,325
Matthews International Corp., Class A	1,224	46,610
Outerwall, Inc. (I)(L)	11,805	590,132

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Sotheby’s	3,022	$148,471

		2,914,749
Hotels, Restaurants & Leisure - 0.9%
AFC Enterprises, Inc. (I)	7,638	332,940
Bally Technologies, Inc. (I)(L)	1,710	123,223
Biglari Holdings, Inc. (I)	22	9,079
BJ’s Restaurants, Inc. (I)(L)	1,123	32,253
Bloomin’ Brands, Inc. (I)	17,321	408,949
Boyd Gaming Corp. (I)	2,121	30,012
Bravo Brio Restaurant Group, Inc. (I)	806	12,171
Brinker International, Inc. (L)	3,123	126,575
Buffalo Wild Wings, Inc. (I)	830	92,313
Caesars Entertainment Corp. (I)(L)	1,665	32,817
CEC Entertainment, Inc.	256	11,740
Choice Hotels International, Inc. (L)	709	30,622
Chuy’s Holdings, Inc. (I)	643	23,077
Del Frisco’s Restaurant Group, Inc. (I)	792	15,975
Denny’s Corp. (I)	4,077	24,951
DineEquity, Inc.	725	50,025
Domino’s Pizza, Inc.	2,490	169,196
Ignite Restaurant Group, Inc. (I)	346	5,370
Interval Leisure Group, Inc.	1,512	35,729
Jack in the Box, Inc. (I)	1,871	74,840
Krispy Kreme Doughnuts, Inc. (I)	2,608	50,439
Life Time Fitness, Inc. (I)(L)	1,811	93,212
Marriott Vacations Worldwide Corp. (I)	935	41,140
Orient-Express Hotels, Ltd., Class A (I)	4,110	53,348
Papa John’s International, Inc.	724	50,593
Pinnacle Entertainment, Inc. (I)	1,291	32,340
Red Robin Gourmet Burgers, Inc. (I)	299	21,259
Scientific Games Corp., Class A (I)	2,069	33,456
SHFL Entertainment, Inc. (I)	2,492	57,316
Six Flags Entertainment Corp.	1,588	53,659
Sonic Corp. (I)	2,367	42,014
Texas Roadhouse, Inc.	2,780	73,058
The Cheesecake Factory, Inc. (L)	2,245	98,668
Vail Resorts, Inc.	795	55,157

		2,397,516
Household Durables - 0.8%
Beazer Homes USA, Inc. (I)(L)	564	10,152
Blyth, Inc. (L)	230	3,181
Cavco Industries, Inc. (I)	280	15,946
Ethan Allen Interiors, Inc.	1,148	31,995
Helen of Troy, Ltd. (I)	475	20,995
Hovnanian Enterprises, Inc., Class A (I)(L)	4,929	25,779
iRobot Corp. (I)	1,189	44,790
KB Home (L)	3,327	59,953
La-Z-Boy, Inc.	39,705	901,701
Libbey, Inc. (I)	883	20,998
M/I Homes, Inc. (I)	535	11,032
Meritage Homes Corp. (I)	1,514	65,026
NACCO Industries, Inc., Class A	222	12,303
Skullcandy, Inc. (I)	196	1,211
Standard Pacific Corp. (I)	91,798	726,122
The Ryland Group, Inc. (L)	2,041	82,742
Zagg, Inc. (I)(L)	392	1,764

		2,035,690
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)	547	22,389
Groupon, Inc. (I)	11,667	130,787
HomeAway, Inc. (I)(L)	1,502	42,056

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HSN, Inc.	1,653	$88,634
Liberty Ventures, Series A (I)	1,564	137,898
Orbitz Worldwide, Inc. (I)	1,188	11,440
Overstock.com, Inc. (I)(L)	739	21,926
Shutterfly, Inc. (I)(L)	15,982	893,074
Vitacost.com, Inc. (I)(L)	979	8,322

		1,356,526
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	15,844	903,900
Brunswick Corp.	4,003	159,760
LeapFrog Enterprises, Inc. (I)(L)	2,692	25,359
Smith & Wesson Holding Corp. (I)(L)	2,839	31,201
Sturm Ruger & Company, Inc. (L)	856	53,611

		1,173,831
Media - 1.3%
AMC Networks, Inc., Class A (I)	2,541	174,008
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,049	8,602
Cumulus Media, Inc., Class A (I)(L)	3,555	18,842
Digital Generation, Inc. (I)	647	8,366
DreamWorks Animation
SKG, Inc., Class A (I)(L)	3,017	85,864
IMAX Corp. (I)(L)	80,100	2,422,224
Lions Gate Entertainment Corp. (I)	3,618	126,811
Live Nation Entertainment, Inc. (I)	3,922	72,753
Loral Space & Communications, Inc.	518	35,084
Martha Stewart Living
Omnimedia, Inc., Class A (I)	742	1,707
Morningstar, Inc.	1,029	81,559
Nexstar Broadcasting Group, Inc., Class A	1,300	57,857
ReachLocal, Inc. (I)(L)	449	5,348
The EW Scripps Company, Class A (I)	1,382	25,360
The Madison Square Garden, Inc., Class A (I)	2,660	154,466
The New York Times Company, Class A (L)	2,051	25,781
Valassis Communications, Inc. (L)	598	17,270

		3,321,902
Multiline Retail - 0.1%
Big Lots, Inc. (I)	2,577	95,581
Dillard’s, Inc., Class A	1,217	95,291
Gordmans Stores, Inc.	1	11
Saks, Inc. (I)(L)	1,628	25,950

		216,833
Specialty Retail - 2.6%
Aaron’s, Inc.	3,188	88,308
Aeropostale, Inc. (I)(L)	3,457	32,496
America’s Car-Mart, Inc. (I)	354	15,969
ANN, Inc. (I)	2,092	75,772
Asbury Automotive Group, Inc. (I)(L)	1,242	66,074
Ascena Retail Group, Inc. (I)	5,968	118,942
Barnes & Noble, Inc. (I)(L)	1,049	13,574
Body Central Corp. (I)	481	2,934
Cabela’s, Inc. (I)	2,182	137,531
Chico’s FAS, Inc.	7,179	119,602
Citi Trends, Inc. (I)	444	7,761
Coldwater Creek, Inc. (I)	2	3
Conn’s, Inc. (I)(L)	712	35,628
CST Brands, Inc. (L)	2,682	79,924
Destination Maternity Corp.	252	8,014
Destination XL Group, Inc. (I)	128,120	828,936
DSW, Inc., Class A	1,585	135,232
Express, Inc. (I)	45,989	1,084,881

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Five Below, Inc. (I)	1,673	$73,194
Francesca’s Holdings Corp. (I)(L)	1,851	34,503
Genesco, Inc. (I)	1,063	69,712
GNC Holdings, Inc., Class A	4,351	237,695
Group 1 Automotive, Inc.	512	39,772
Haverty Furniture Companies, Inc.	867	21,268
Hibbett Sports, Inc. (I)(L)	1,150	64,573
Jos A. Bank Clothiers, Inc. (I)	1,238	54,422
Kirkland’s, Inc. (I)	637	11,746
Lithia Motors, Inc., Class A	508	37,064
Lumber Liquidators Holdings, Inc. (I)(L)	1,214	129,473
Mattress Firm Holding Corp. (I)	595	18,921
Monro Muffler Brake, Inc. (L)	1,315	61,134
New York & Company, Inc. (I)	1,415	8,179
Office Depot, Inc. (I)	10,904	52,666
Penske Automotive Group, Inc.	1,998	85,375
Pier 1 Imports, Inc.	4,275	83,448
rue21, Inc. (I)(L)	675	27,230
Select Comfort Corp. (I)(L)	66,863	1,628,114
Shoe Carnival, Inc.	641	17,313
Stage Stores, Inc. (L)	1,454	27,917
The Buckle, Inc. (L)	1,282	69,292
The Children’s Place Retail Stores, Inc. (I)	665	38,477
The Pep Boys - Manny, Moe & Jack (I)(L)	1,074	13,393
The Wet Seal, Inc., Class A (I)	3,501	13,759
Tile Shop Holdings, Inc. (I)	1,247	36,774
Tilly’s, Inc., Class A (I)	462	6,704
TravelCenters of America, LLC (I)	75,421	592,055
Vitamin Shoppe, Inc. (I)	1,276	55,825
West Marine, Inc. (I)	269	3,282
Winmark Corp.	102	7,518
Zumiez, Inc. (I)	1,002	27,590

		6,499,969
Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.	2,360	179,100
Columbia Sportswear Company	605	36,439
Crocs, Inc. (I)	114,604	1,559,760
Deckers Outdoor Corp. (I)(L)	1,525	100,528
Fifth & Pacific Companies, Inc. (I)	5,309	133,415
G-III Apparel Group, Ltd. (I)	23,727	1,295,257
Hanesbrands, Inc.	4,362	271,796
Maidenform Brands, Inc. (I)	1	23
Movado Group, Inc.	417	18,244
Oxford Industries, Inc. (L)	327	22,229
Peace Mark Holdings, Ltd. (I)	464,000	0
Quiksilver, Inc. (I)(L)	5,539	38,939
Skechers U.S.A., Inc., Class A (I)	1,743	54,225
Steven Madden, Ltd. (I)	1,842	99,155
Tumi Holdings, Inc. (I)(L)	1,955	39,393
Unifi, Inc. (I)	218	5,092
Vera Bradley, Inc. (I)(L)	81,076	1,666,923

		5,520,518

		33,472,801
Consumer Staples - 2.4%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	142	8,892
National Beverage Corp.	525	9,377
The Boston Beer
Company, Inc., Class A (I)(L)	393	95,975

		114,244

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	1,697	$124,730
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	391	15,523
Pricesmart, Inc. (L)	868	82,668
Rite Aid Corp. (I)	283,385	1,348,913
Susser Holdings Corp. (I)(L)	3,780	200,907
The Chefs’ Warehouse, Inc. (I)	509	11,758
The Fresh Market, Inc. (I)	1,706	80,711
United Natural Foods, Inc. (I)	2,183	146,741

		2,011,951
Food Products - 1.4%
Annie’s, Inc. (I)	595	29,215
Boulder Brands, Inc. (I)(L)	2,635	42,265
Calavo Growers, Inc.	566	17,116
Chiquita Brands International, Inc. (I)	1	13
Darling International, Inc. (I)	56,422	1,193,890
Dean Foods Company (I)	4,115	79,420
Flowers Foods, Inc.	5,369	115,111
J&J Snack Foods Corp.	6,316	509,828
Sanderson Farms, Inc. (L)	318	20,746
Seaboard Corp.	16	43,968
SunOpta, Inc. (I)	102,840	999,605
The Hain Celestial Group, Inc. (I)(L)	1,778	137,119
TreeHouse Foods, Inc. (I)	1,604	107,195
WhiteWave Foods Company, Class A (I)(L)	7,426	148,297

		3,443,788
Household Products - 0.0%
WD-40 Company	325	21,093
Personal Products - 0.2%
Elizabeth Arden, Inc. (I)	1,174	43,344
Inter Parfums, Inc.	755	22,642
Medifast, Inc. (I)(L)	521	14,010
Nature’s Sunshine Products, Inc.	2	38
Nu Skin Enterprises, Inc., Class A (L)	2,326	222,691
Prestige Brands Holdings, Inc. (I)	2,263	68,162
Revlon, Inc., Class A (I)	545	15,135
Star Scientific, Inc. (I)(L)	5,909	11,286
USANA Health Sciences, Inc. (I)	298	25,863

		423,171

		6,014,247
Energy - 7.4%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (I)	45,712	2,515,988
Basic Energy Services, Inc. (I)	426	5,385
C&J Energy Services, Inc. (I)(L)	826	16,586
Cal Dive International, Inc. (I)	1,525	3,126
CARBO Ceramics, Inc. (L)	922	91,379
Dril-Quip, Inc. (I)	1,527	175,223
Forum Energy Technologies, Inc. (I)(L)	909	24,552
Geospace Technologies Corp. (I)(L)	11,605	978,302
Gulfmark Offshore, Inc., Class A (L)	12,960	659,534
Helix Energy Solutions Group, Inc. (I)	28,647	726,774
Hornbeck Offshore Services, Inc. (I)	1,425	81,852
ION Geophysical Corp. (I)	1,941	10,093
Matrix Service Company (I)	1,138	22,328
Nuverra Environmental Solutions, Inc. (I)(L)	6,779	15,524
Oil States International, Inc. (I)	2	207
RigNet, Inc. (I)	15,297	554,057
RPC, Inc. (L)	1,898	29,362
SEACOR Holdings, Inc.	551	49,832

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	4	$237
Vantage Drilling Company (I)	2,842	4,917
Willbros Group, Inc. (I)	618	5,673

		5,970,931
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (I)	3,642	9,360
Alon USA Energy, Inc.	1	10
Amyris, Inc. (I)(L)	1,731	3,999
Apco Oil and Gas International, Inc. (I)	1	14
Approach Resources, Inc. (I)(L)	1,635	42,968
Berry Petroleum Company, Class A	2,215	95,533
Bill Barrett Corp. (I)(L)	1,081	27,144
Bonanza Creek Energy, Inc. (I)(L)	29,200	1,409,192
BPZ Resources, Inc. (I)(L)	4,326	8,436
Carrizo Oil & Gas, Inc. (I)(L)	118,519	4,421,944
Clayton Williams Energy, Inc. (I)	270	14,167
Clean Energy Fuels Corp. (I)(L)	2,937	37,535
Cloud Peak Energy, Inc. (I)	931	13,658
Contango Oil & Gas Company	601	22,087
Crosstex Energy, Inc.	560	11,698
CVR Energy, Inc. (L)	496	19,106
Diamondback Energy, Inc. (I)	1,328	56,626
Enbridge Energy Management LLC (I)(L)	730	21,009
Energy XXI Bermuda, Ltd.	21,396	646,159
Evolution Petroleum Corp. (I)	758	8,535
FX Energy, Inc. (I)	2,268	7,802
Goodrich Petroleum Corp. (I)	619	15,036
Gran Tierra Energy, Inc. (I)	6,255	44,348
Green Plains Renewable Energy, Inc.	1,132	18,169
Gulf Coast Ultra Deep Royalty Trust (I)	5,460	11,903
Gulfport Energy Corp. (I)	3,424	220,300
Halcon Resources Corp. (I)(L)	7,046	31,214
InterOil Corp. (I)(L)	25,280	1,802,717
KiOR, Inc., Class A (I)	718	2,025
Kodiak Oil & Gas Corp. (I)	11,750	141,705
Laredo Petroleum Holdings, Inc. (I)	2,839	84,262
Magnum Hunter Resources Corp. (I)	7,147	44,097
Matador Resources Company (I)	978	15,971
Midstates Petroleum Company, Inc. (I)(L)	1,494	7,664
Northern Oil and Gas, Inc. (I)(L)	2,677	38,629
Oasis Petroleum, Inc. (I)(L)	3,107	152,647
PDC Energy, Inc. (I)	551	32,807
Petroquest Energy, Inc. (I)	2,536	10,169
Quicksilver Resources, Inc. (I)(L)	4,658	9,176
Rentech, Inc.	9,915	19,632
Resolute Energy Corp. (I)	967	8,084
Rex Energy Corp. (I)	33,994	758,066
Rosetta Resources, Inc. (I)	22,935	1,249,040
Sanchez Energy Corp. (I)	1,304	34,439
SemGroup Corp., Class A	1,860	106,057
Solazyme, Inc. (I)(L)	1,503	16,187
Synergy Resources Corp. (I)	95,474	930,872
Targa Resources Corp.	913	66,612
Transatlantic Petroleum, Ltd. (I)	12	10
Triangle Petroleum Corp. (I)	1,004	9,859
Vaalco Energy, Inc. (I)	1,605	8,956
World Fuel Services Corp.	1,608	59,994
ZaZa Energy Corp. (I)	1,600	1,840

		12,829,469

		18,800,400

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 6.1%
Capital Markets - 0.7%
Cohen & Steers, Inc.	442	$15,607
Diamond Hill Investment Group, Inc.	131	14,010
E*TRADE Financial Corp. (I)	12,691	209,402
Evercore Partners, Inc., Class A	439	21,612
Financial Engines, Inc. (L)	2,167	128,806
FXCM, Inc., Class A	41,224	814,174
GAMCO Investors, Inc., Class A	94	7,137
Greenhill & Company, Inc.	1,187	59,208
GSV Capital Corp. (I)(L)	305	4,520
HFF, Inc., Class A	1,477	36,999
ICG Group, Inc. (I)	1,692	24,009
Ladenburg Thalmann
Financial Services, Inc. (I)	4,958	8,974
Oppenheimer Holdings, Inc., Class A	162	2,879
Pzena Investment Management, Inc., Class A	4	27
Safeguard Scientifics, Inc. (I)	937	14,702
Virtus Investment Partners, Inc. (I)	242	39,359
Waddell & Reed Financial, Inc., Class A	3,803	195,778
WisdomTree Investments, Inc. (I)	4,258	49,435

		1,646,638
Commercial Banks - 2.0%
BBCN Bancorp, Inc.	1	14
Boston Private Financial Holdings, Inc.	85,600	950,160
CapitalSource, Inc.	1	12
Cardinal Financial Corp.	1,330	21,985
CommunityOne Bancorp (I)	469	4,634
First Connecticut Bancorp, Inc.	443	6,512
First Horizon National Corp.	3,740	41,103
Hampton Roads Bankshares, Inc. (I)	7	10
Home BancShares, Inc.	1,992	60,497
International Bancshares Corp.	30,470	659,066
Investors Bancorp, Inc.	1,983	43,388
National Bank Holdings Corp.	1,261	25,901
Pinnacle Financial Partners, Inc. (I)(L)	16,690	497,529
Popular, Inc. (I)	92,900	2,436,767
Signature Bank (I)	2,092	191,460
Sun Bancorp, Inc. (I)	6	23
SVB Financial Group (I)	697	60,200
Synovus Financial Corp.	26,537	87,572
Taylor Capital Group, Inc. (I)	1	22
Webster Financial Corp.	1	26

		5,086,881
Consumer Finance - 0.2%
Credit Acceptance Corp. (I)	471	52,192
Encore Capital Group, Inc. (I)(L)	350	16,051
First Cash Financial Services, Inc. (I)(L)	4,494	260,427
Portfolio Recovery Associates, Inc. (I)	2,245	134,565
World Acceptance Corp. (I)	258	23,199

		486,434
Diversified Financial Services - 0.1%
CBOE Holdings, Inc.	3,861	174,633
MarketAxess Holdings, Inc.	1,576	94,623
NewStar Financial, Inc. (I)(L)	998	18,233

		287,489
Insurance - 1.7%
Amtrust Financial Services, Inc. (L)	733	28,631
Citizens, Inc. (I)(L)	1,817	15,699
eHealth, Inc. (I)	863	27,840
Employers Holdings, Inc.	1,294	38,484

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Endurance Specialty Holdings, Ltd. (L)	42,800	$2,299,216
Greenlight Capital Re, Ltd., Class A (I)	872	24,800
Hilltop Holdings, Inc. (I)(L)	47,894	886,039
Infinity Property & Casualty Corp.	174	11,240
ProAssurance Corp.	5,496	247,650
Stewart Information Services Corp. (L)	26,570	849,974

		4,429,573
Real Estate Investment Trusts - 1.2%
American Assets Trust, Inc.	1,495	45,612
AmREIT, Inc., Class B	287	4,979
BioMed Realty Trust, Inc.	2,887	53,669
Campus Crest Communities, Inc.	116,014	1,252,951
Coresite Realty Corp.	952	32,311
CubeSmart	43,421	774,631
DuPont Fabros Technology, Inc.	2,863	73,780
Equity Lifestyle Properties, Inc.	2,279	77,873
Equity One, Inc.	2,904	63,481
Extra Space Storage, Inc.	4,667	213,515
FelCor Lodging Trust, Inc. (I)	4,932	30,381
First Industrial Realty Trust, Inc.	2,939	47,818
Healthcare Trust of America, Inc.	4,932	51,885
Hudson Pacific Properties, Inc.	1,295	25,188
iStar Financial, Inc. (I)	1,579	19,011
Pebblebrook Hotel Trust	1,767	50,731
Post Properties, Inc.	846	38,087
PS Business Parks, Inc.	863	64,397
Silver Bay Realty Trust Corp.	1,647	25,792
Strategic Hotels & Resorts, Inc. (I)	3,611	31,343
Sunstone Hotel Investors, Inc.	1	13
Tanger Factory Outlet Centers	4,180	136,477

		3,113,925
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc. (I)	1,238	44,593
Altisource Portfolio Solutions SA (I)	718	100,527
Altisource Residential Corp., Class B	3	69
Forest City Enterprises, Inc., Class A (I)	6,216	117,731
Kennedy-Wilson Holdings, Inc.	1	19
Tejon Ranch Company (I)	737	22,729
The St. Joe Company (I)	1,990	39,044

		324,712
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	561	5,593
MGIC Investment Corp. (I)	14,200	103,376
Nationstar Mortgage Holdings, Inc. (I)	498	28,003
Ocwen Financial Corp. (I)	2	112
Radian Group, Inc. (L)	2,678	37,305
TFS Financial Corp. (I)	4,106	49,149

		223,538

		15,599,190
Health Care - 18.3%
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (I)(L)	2,922	80,267
Achillion Pharmaceuticals, Inc. (I)(L)	2,063	6,230
Acorda Therapeutics, Inc. (I)	1,704	58,413
Aegerion Pharmaceuticals, Inc. (I)	893	76,539
Affymax, Inc. (I)	2	3
Alkermes PLC (I)	5,650	189,953
Alnylam Pharmaceuticals, Inc. (I)	1,610	103,056
AMAG Pharmaceuticals, Inc. (I)	706	15,165
Arena Pharmaceuticals, Inc. (I)(L)	9,635	50,776

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (I)(L)	5,312	$97,741
Arqule, Inc. (I)	2,548	5,937
Array BioPharma, Inc. (I)	117,157	728,717
AVEO Pharmaceuticals, Inc. (I)(L)	1,356	2,807
Biotime, Inc. (I)	899	3,416
Celldex Therapeutics, Inc. (I)(L)	3,578	126,769
Cepheid, Inc. (I)(L)	2,970	115,949
Clovis Oncology, Inc. (I)	719	43,701
Coronado Biosciences, Inc. (I)	992	6,964
Cubist Pharmaceuticals, Inc. (I)	2,886	183,405
Curis, Inc. (I)(L)	3,563	15,891
Dendreon Corp. (I)(L)	6,984	20,463
Dyax Corp. (I)	4,834	33,161
Dynavax Technologies Corp. (I)	7,622	9,146
Emergent Biosolutions, Inc. (I)	1,289	24,555
Exact Sciences Corp. (I)(L)	3,079	36,363
Exelixis, Inc. (I)(L)	5,269	30,666
Genomic Health, Inc. (I)(L)	669	20,458
Geron Corp. (I)	8	27
Halozyme Therapeutics, Inc. (I)(L)	4,006	44,226
Hyperion Therapeutics, Inc. (I)(L)	351	9,172
Idenix Pharmaceuticals, Inc. (I)(L)	2,256	11,754
Immunogen, Inc. (I)(L)	2,429	41,342
Immunomedics, Inc. (I)(L)	3,448	21,343
Incyte Corp. (I)	5,409	206,353
Infinity Pharmaceuticals, Inc. (I)	51,159	892,725
Intercept Pharmaceuticals, Inc. (I)	370	25,541
InterMune, Inc. (I)	2,347	36,073
Ironwood Pharmaceuticals, Inc. (I)(L)	4,112	48,727
Isis Pharmaceuticals, Inc. (I)(L)	18,083	678,836
Kythera Biopharmaceuticals, Inc. (I)(L)	453	20,702
Lexicon Pharmaceuticals, Inc. (I)(L)	5,176	12,267
Ligand Pharmaceuticals, Inc., Class B (I)	8,102	350,655
MannKind Corp. (I)(L)	7,704	43,913
Medivation, Inc. (I)	2	120
Merrimack Pharmaceuticals, Inc. (I)(L)	4,041	15,356
Mimedx Group, Inc. (I)(L)	140,617	586,373
Momenta Pharmaceuticals, Inc. (I)	2,058	29,615
Myriad Genetics, Inc. (I)(L)	39,636	931,446
Neurocrine Biosciences, Inc. (I)	2,953	33,428
NewLink Genetics Corp. (I)(L)	748	14,047
Novavax, Inc. (I)	6,074	19,194
NPS Pharmaceuticals, Inc. (I)(L)	4,440	141,236
Opko Health, Inc. (I)	8,239	72,582
Orexigen Therapeutics, Inc. (I)	3,765	23,117
Osiris Therapeutics, Inc. (I)	730	12,147
Pharmacyclics, Inc. (I)	1	138
Progenics Pharmaceuticals, Inc. (I)	2,636	13,259
Protalix BioTherapeutics, Inc. (I)	3,267	14,800
Puma Biotechnology, Inc. (I)(L)	1,078	57,845
Raptor Pharmaceutical Corp. (I)(L)	2,453	36,648
Rigel Pharmaceuticals, Inc. (I)	2,542	9,100
Sangamo Biosciences, Inc. (I)	1,480	15,510
Sarepta Therapeutics, Inc. (I)(L)	1,341	63,335
Savient Pharmaceuticals, Inc. (I)	6	4
Seattle Genetics, Inc. (I)(L)	4,561	199,909
SIGA Technologies, Inc. (I)	2	8
Spectrum Pharmaceuticals, Inc. (L)	2,626	22,032
Sunesis Pharmaceuticals, Inc. (I)	1,388	6,884
Synageva BioPharma Corp. (I)(L)	662	41,911
Synergy Pharmaceuticals, Inc. (I)	2,816	12,869
Synta Pharmaceuticals Corp. (I)	1,856	11,711
Targacept, Inc. (I)	3	16

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
TESARO, Inc. (I)	646	$25,026
Theravance, Inc. (I)(L)	3,301	134,978
Threshold Pharmaceuticals, Inc. (I)	2,021	9,398
Trius Therapeutics, Inc. (I)(L)	1,482	0
United Therapeutics Corp. (I)(L)	27,979	2,206,144
Vical, Inc. (I)	3,293	4,116
ZIOPHARM Oncology, Inc. (I)	1	4

		9,294,473
Health Care Equipment & Supplies - 5.0%
Abaxis, Inc. (L)	930	39,153
ABIOMED, Inc. (I)	1,623	30,951
Accuray, Inc. (I)(L)	2,050	15,150
Align Technology, Inc. (I)	26,048	1,253,430
Antares Pharma, Inc. (I)(L)	4,776	19,391
ArthroCare Corp. (I)	1,244	44,262
Atrion Corp.	72	18,632
Cantel Medical Corp.	1,539	49,017
Cyberonics, Inc. (I)(L)	1,224	62,106
Cynosure, Inc., Class A (I)	36,780	838,952
DexCom, Inc. (I)	3,123	88,162
Endologix, Inc. (I)	2,642	42,615
Exactech, Inc. (I)	392	7,899
GenMark Diagnostics, Inc. (I)	1,607	19,525
Globus Medical, Inc., Class A (I)(L)	2,147	37,487
Greatbatch, Inc. (I)	531	18,070
Haemonetics Corp. (I)(L)	2,262	90,209
HeartWare International, Inc. (I)	651	47,660
Hill-Rom Holdings, Inc.	927	33,214
ICU Medical, Inc. (I)	579	39,331
Insulet Corp. (I)(L)	26,455	958,729
Integra LifeSciences Holdings Corp. (I)(L)	934	37,594
MAKO Surgical Corp. (I)(L)	1,766	52,115
Masimo Corp.	2,385	63,536
Meridian Bioscience, Inc. (L)	1,839	43,492
Merit Medical Systems, Inc. (I)	1,774	21,519
Natus Medical, Inc. (I)	475	6,736
Navidea Biopharmaceuticals, Inc. (I)(L)	5,301	14,048
Neogen Corp. (I)	1,004	60,963
Novadaq Technologies, Inc. (I)	57,335	950,614
NuVasive, Inc. (I)	1,957	47,927
NxStage Medical, Inc. (I)	2,226	29,294
OraSure Technologies, Inc. (I)	2,438	14,652
Orthofix International NV (I)	851	17,752
PhotoMedex, Inc. (I)	369	5,867
Quidel Corp. (I)	31,425	892,470
RTI Biologics, Inc. (I)	2,337	8,740
Sirona Dental Systems, Inc. (I)	36,032	2,411,622
Spectranetics Corp. (I)	1,788	30,003
Staar Surgical Company (I)	1,637	22,165
SurModics, Inc. (I)	636	15,124
The Cooper Companies, Inc.	24,014	3,114,376
Thoratec Corp. (I)	21,811	813,332
Tornier BV (I)	1,121	21,669
Unilife Corp. (I)(L)	3,636	12,072
Volcano Corp. (I)(L)	2,406	57,552
West Pharmaceutical Services, Inc.	3,064	126,084
Wright Medical Group, Inc. (I)	1,961	51,143

		12,696,406
Health Care Providers & Services - 2.5%
Acadia Healthcare Company, Inc. (I)(L)	1,449	57,134
Accretive Health, Inc. (I)(L)	2,135	19,471
Air Methods Corp. (L)	1,549	65,987

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (I)	46,331	$637,515
Bio-Reference Labs, Inc. (I)(L)	1,103	32,958
BioScrip, Inc. (I)	3,000	26,340
Brookdale Senior Living, Inc. (I)	4,356	114,563
Capital Senior Living Corp. (I)	1,265	26,755
Catamaran Corp. (I)	23,034	1,058,412
Centene Corp. (I)	2,409	154,080
Chemed Corp. (L)	836	59,774
Corvel Corp. (I)	520	19,224
Emeritus Corp. (I)	1,782	33,020
ExamWorks Group, Inc. (I)	1,394	36,230
Five Star Quality Care, Inc. (I)	108,105	558,903
Gentiva Health Services, Inc. (I)	1	12
HealthSouth Corp.	26,312	907,238
Healthways, Inc. (I)(L)	1,523	28,191
IPC The Hospitalist Company, Inc. (I)	705	35,962
Kindred Healthcare, Inc.	1	13
Landauer, Inc.	416	21,320
LHC Group, Inc. (I)	322	7,554
Magellan Health Services, Inc. (I)	1,199	71,892
Molina Healthcare, Inc. (I)(L)	1,303	46,387
MWI Veterinary Supply, Inc. (I)	538	80,356
National Research Corp., Class A (I)	362	6,816
National Research Corp., Class B	66	1,971
Team Health Holdings, Inc. (I)	25,140	953,812
Tenet Healthcare Corp. (I)	4,581	188,691
VCA Antech, Inc. (I)	34,100	936,386
WellCare Health Plans, Inc. (I)	1,924	134,180

		6,321,147
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (I)	2,479	36,863
athenahealth, Inc. (I)(L)	1,626	176,519
Computer Programs & Systems, Inc.	465	27,203
Greenway Medical Technologies, Inc. (I)	646	13,340
HealthStream, Inc. (I)	15,349	581,420
HMS Holdings Corp. (I)(L)	50,302	1,081,996
Medidata Solutions, Inc. (I)	4,449	440,140
Merge Healthcare, Inc. (I)	2,932	7,653
Omnicell, Inc. (I)	39,530	936,070
Quality Systems, Inc. (L)	1,281	27,836
Vocera Communications, Inc. (I)	660	12,276

		3,341,316
Life Sciences Tools & Services - 2.9%
Affymetrix, Inc. (I)	2,959	18,346
Bio-Rad Laboratories, Inc., Class A (I)	882	103,688
Bruker Corp. (I)	4,069	84,025
Charles River
Laboratories International, Inc. (I)	19,905	920,805
Covance, Inc. (I)	33,600	2,905,056
Fluidigm Corp. (I)	1,010	22,159
ICON PLC (I)	24,698	1,010,889
Illumina, Inc. (I)	24,730	1,998,926
Luminex Corp. (I)	1,662	33,240
PAREXEL International Corp. (I)	2,516	126,379
Sequenom, Inc. (I)(L)	5,152	13,756
Techne Corp.	1,549	124,013

		7,361,282
Pharmaceuticals - 3.0%
Actavis PLC (I)	22,680	3,265,920
Akorn, Inc. (I)(L)	54,408	1,070,749
Ampio Pharmaceuticals, Inc. (I)(L)	1,164	8,730

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc. (I)	2,073	$37,791
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	6,422	27,229
Cadence Pharmaceuticals, Inc. (I)	2,497	15,756
Corcept Therapeutics, Inc. (I)	2,915	4,635
Depomed, Inc. (I)	2,507	18,752
Endocyte, Inc. (I)(L)	1,207	16,089
Forest Laboratories, Inc.
(German Exchange) (I)	767	0
Hi-Tech Pharmacal Company, Inc.	510	22,007
Impax Laboratories, Inc. (I)	2,879	59,048
Jazz Pharmaceuticals PLC (I)	10,204	938,462
Nektar Therapeutics (I)	3,154	32,959
Optimer Pharmaceuticals, Inc. (I)	2,141	26,977
Pacira Pharmaceuticals, Inc. (I)	1,246	59,920
Pain Therapeutics, Inc. (I)	3	8
Pozen, Inc. (I)	1,235	7,077
Questcor Pharmaceuticals, Inc.	2,636	152,888
Sagent Pharmaceuticals, Inc. (I)	64,321	1,312,148
Salix Pharmaceuticals, Ltd. (I)	2,712	181,379
Santarus, Inc. (I)	2,730	61,616
Sciclone Pharmaceuticals, Inc. (I)(L)	2,043	10,358
Supernus Pharmaceuticals, Inc. (I)	567	4,156
The Medicines Company (I)	2,760	92,515
ViroPharma, Inc. (I)	2,891	113,616
Vivus, Inc. (I)(L)	2,749	25,621
XenoPort, Inc. (I)(L)	1,085	6,163

		7,572,569

		46,587,193
Industrials - 19.7%
Aerospace & Defense - 2.1%
Aerovironment, Inc. (I)	835	19,289
American Science & Engineering, Inc.	358	21,591
Astronics Corp. (I)	443	22,022
B/E Aerospace, Inc. (I)	55,330	4,084,461
Cubic Corp.	306	16,426
DigitalGlobe, Inc. (I)	2,645	83,635
GenCorp, Inc. (I)(L)	2,143	34,352
HEICO Corp. (L)	709	48,028
HEICO Corp., Class A	1,334	66,887
Hexcel Corp. (I)	4,437	172,156
Moog, Inc., Class A (I)	1,746	102,438
National Presto Industries, Inc.	216	15,209
Orbital Sciences Corp. (I)	1	21
Taser International, Inc. (I)	26,673	397,694
Teledyne Technologies, Inc. (I)	1,021	86,714
The KEYW Holding Corp. (I)(L)	1,230	16,544
Triumph Group, Inc.	2,283	160,312

		5,347,779
Air Freight & Logistics - 2.0%
Echo Global Logistics, Inc. (I)	615	12,878
Forward Air Corp.	1,342	54,150
Hub Group, Inc., Class A (I)	72,837	2,857,396
Pacer International, Inc. (I)	526	3,256
UTi Worldwide, Inc. (L)	133,950	2,023,985
XPO Logistics, Inc. (I)(L)	1,234	26,741

		4,978,406
Airlines - 0.4%
Alaska Air Group, Inc.	3,111	194,811
Allegiant Travel Company	675	71,118
Hawaiian Holdings, Inc. (I)(L)	1,429	10,632
JetBlue Airways Corp. (I)(L)	10,614	70,689

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Republic Airways Holdings, Inc. (I)	1	$12
SkyWest, Inc.	1	15
Spirit Airlines, Inc. (I)	17,504	599,862
US Airways Group, Inc. (I)(L)	7,247	137,403

		1,084,542
Building Products - 0.9%
AAON, Inc.	24,557	652,234
American Woodmark Corp. (I)	457	15,835
AO Smith Corp.	3,505	158,426
Armstrong World Industries, Inc. (I)	1,178	64,743
Griffon Corp.	1,129	14,158
Lennox International, Inc.	2,119	159,476
Nortek, Inc. (I)	408	28,034
PGT, Inc. (I)	93,230	923,909
Quanex Building Products Corp. (L)	1,636	30,806
Simpson Manufacturing Company, Inc. (L)	633	20,617
Trex Company, Inc. (I)	689	34,126
USG Corp. (I)(L)	2,183	62,390

		2,164,754
Commercial Services & Supplies - 2.1%
ARC Document Solutions, Inc. (I)	2	9
Clean Harbors, Inc. (I)	2,545	149,290
EnerNOC, Inc. (I)	1,065	15,964
Healthcare Services Group, Inc. (L)	2,878	74,137
Heritage-Crystal Clean, Inc. (I)	409	7,370
Herman Miller, Inc.	2,595	75,722
InnerWorkings, Inc. (I)(L)	1,466	14,396
Interface, Inc.	2,930	58,131
KAR Auction Services, Inc.	118,190	3,334,140
Knoll, Inc.	2,133	36,133
Mobile Mini, Inc. (I)	1,739	59,230
Performant Financial Corp. (I)	1,246	13,606
Rollins, Inc.	2,915	77,277
Standard Parking Corp. (I)	684	18,393
Team, Inc. (I)	863	34,304
Tetra Tech, Inc. (I)	2,875	74,434
UniFirst Corp.	670	69,961
United Stationers, Inc. (L)	24,474	1,064,619

		5,177,116
Construction & Engineering - 2.0%
Aegion Corp. (I)	1,134	26,910
Dycom Industries, Inc. (I)	507	14,191
EMCOR Group, Inc.	23,500	919,555
Foster Wheeler AG (I)	4,435	116,818
Furmanite Corp. (I)	1,654	16,375
Great Lakes Dredge & Dock Corp.	1,645	12,206
Layne Christensen Company (I)	1	20
MasTec, Inc. (I)(L)	99,960	3,028,788
MYR Group, Inc. (I)	929	22,575
Orion Marine Group, Inc. (I)	606	6,308
Primoris Services Corp.	39,129	996,616
Sterling Construction Company, Inc. (I)	460	4,255

		5,164,617
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,232	113,369
American Superconductor Corp. (I)	1	2
AZZ, Inc.	397	16,618
Capstone Turbine Corp. (I)(L)	13,620	16,072
Ener1, Inc. (I)	28	0
Franklin Electric Company, Inc. (L)	1,785	70,329
Generac Holdings, Inc.	23,836	1,016,367

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
II-VI, Inc. (I)	39,513	$743,635
Polypore International, Inc. (I)(L)	2,065	84,603
Power Solutions International, Inc. (I)	14,100	833,592
Preformed Line Products Company	40	2,877
SolarCity Corp. (I)	1,167	40,378
The Babcock & Wilcox Company	4,968	167,521
Thermon Group Holdings, Inc. (I)	1,166	26,946

		3,132,309
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (L)	1,611	52,696
Machinery - 2.5%
Actuant Corp., Class A (L)	3,079	119,588
Astec Industries, Inc.	856	30,782
Barnes Group, Inc.	26,231	915,987
Blount International, Inc. (I)	2,164	26,206
Chart Industries, Inc. (I)(L)	8,903	1,095,425
CLARCOR, Inc.	1,100	61,083
Colfax Corp. (I)	3,133	176,983
Columbus McKinnon Corp. (I)	811	19,488
Commercial Vehicle Group, Inc. (I)	1,077	8,573
EnPro Industries, Inc. (I)(L)	16,042	965,889
Federal Signal Corp. (I)	1,777	22,870
Graco, Inc.	2,712	200,851
Hyster-Yale Materials Handling, Inc.	209	18,741
Hyster-Yale Materials Handling, Inc., Class B	95	8,519
John Bean Technologies Corp.	1,278	31,797
Kennametal, Inc.	2	91
Lincoln Electric Holdings, Inc.	3,493	232,704
Lindsay Corp.	570	46,523
Meritor, Inc. (I)	4,307	33,853
Middleby Corp. (I)	832	173,813
Mueller Industries, Inc.	622	34,627
Mueller Water Products, Inc., Class A	2,419	19,328
Navistar International Corp. (I)(L)	2,482	90,543
Nordson Corp.	3	221
PMFG, Inc. (I)	1	7
Proto Labs, Inc. (I)(L)	669	51,105
RBC Bearings, Inc. (I)	1,019	67,142
Rexnord Corp. (I)	1,725	35,880
Sun Hydraulics Corp.	922	33,423
Tennant Company	778	48,236
The Gorman-Rupp Company	694	27,843
The Manitowoc Company, Inc.	5,616	109,961
The Toro Company	2,561	139,190
Titan International, Inc.	1,375	20,130
Trimas Corp. (I)	14,749	550,138
Valmont Industries, Inc. (L)	1,066	148,078
Wabash National Corp. (I)	47,801	557,360
Wabtec Corp.	4	251
Woodward, Inc.	2,740	111,874

		6,235,103
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)	2	8
Professional Services - 2.2%
Acacia Research Corp.	2,179	50,248
Exponent, Inc.	583	41,883
GP Strategies Corp. (I)	838	21,972
Hill International, Inc. (I)	4	13
Huron Consulting Group, Inc. (I)	15,211	800,251
IHS, Inc., Class A (I)	19,500	2,226,510
Insperity, Inc.	963	36,209

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Kforce, Inc.	1,225	$21,670
Korn/Ferry International (I)	1,089	23,305
Mistras Group, Inc. (I)	756	12,852
On Assignment, Inc. (I)	2,004	66,132
Pendrell Corp. (I)	4,758	9,231
Resources Connection, Inc.	1	14
RPX Corp. (I)	1,256	22,018
The Advisory Board Company (I)(L)	1,568	93,265
The Corporate Executive Board Company	14,548	1,056,476
The Dolan Company (I)	2	5
TrueBlue, Inc. (I)	848	20,360
WageWorks, Inc. (I)	21,852	1,102,433

		5,604,847
Road & Rail - 1.5%
Amerco, Inc.	7,253	1,335,495
Avis Budget Group, Inc. (I)	4,769	137,490
Celadon Group, Inc.	976	18,222
Con-way, Inc.	2,493	107,423
Genesee & Wyoming, Inc., Class A (I)	2,051	190,681
Heartland Express, Inc.	1,329	18,859
Knight Transportation, Inc. (L)	2,653	43,828
Landstar System, Inc.	2,060	115,319
Old Dominion Freight Line, Inc. (I)	2,859	131,485
Patriot Transportation Holding, Inc. (I)	1	34
Quality Distribution, Inc. (I)	542	5,008
Roadrunner Transportation Systems, Inc. (I)	1,158	32,702
Saia, Inc. (I)	24,884	775,883
Swift Transportation Company (I)(L)	46,934	947,597

		3,860,026
Trading Companies & Distributors - 2.6%
Air Lease Corp.	3,744	103,559
Applied Industrial Technologies, Inc.	1,680	86,520
Beacon Roofing Supply, Inc. (I)	2,155	79,455
CAI International, Inc. (I)	261	6,073
DXP Enterprises, Inc. (I)	7,481	590,775
Edgen Group, Inc. (I)	3	23
H&E Equipment Services, Inc. (I)	1,323	35,139
Kaman Corp.	372	14,084
MRC Global, Inc. (I)	109,354	2,930,687
Rush Enterprises, Inc., Class A (I)(L)	1,258	33,350
Titan Machinery, Inc. (I)(L)	281	4,516
United Rentals, Inc. (I)	4,167	242,894
Watsco, Inc.	1,128	106,337
WESCO International, Inc. (I)(L)	30,656	2,346,104

		6,579,516
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network Inc.	50,520	599,167

		49,980,886
Information Technology - 22.8%
Communications Equipment - 1.0%
Anaren, Inc. (I)	156	3,978
Aruba Networks, Inc. (I)	4,796	79,805
Calix, Inc. (I)	1,501	19,108
Ciena Corp. (I)	4,494	112,260
Digi International, Inc. (I)	3	30
EchoStar Corp., Class A (I)	630	27,682
Extreme Networks, Inc. (I)	3,460	18,061
Finisar Corp. (I)(L)	42,230	955,665
Globecomm Systems, Inc. (I)	931	13,062
Infinera Corp. (I)(L)	5,129	58,009

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
InterDigital, Inc.	1,822	$68,015
Ixia (I)	2,163	33,894
JDS Uniphase Corp. (I)	10,471	154,028
NETGEAR, Inc. (I)(L)	1,706	52,647
Oclaro, Inc. (I)	6	11
Oplink Communications, Inc. (I)	794	14,943
Plantronics, Inc.	1,912	88,048
Polycom, Inc. (I)	2,675	29,211
Procera Networks, Inc. (I)(L)	912	14,127
ShoreTel, Inc. (I)	88,355	533,664
Sonus Networks, Inc. (I)	9,316	31,488
ViaSat, Inc. (I)(L)	1,893	120,679

		2,428,415
Computers & Peripherals - 0.2%
3D Systems Corp. (I)(L)	4,190	226,218
Cray, Inc. (I)	1,663	40,028
Electronics for Imaging, Inc. (I)	2,052	65,007
Fusion-io, Inc. (I)(L)	3,252	43,544
Imation Corp. (I)	507	2,079
Intevac, Inc. (I)	1	6
QLogic Corp. (I)	1	11
Quantum Corp. (I)	10,785	14,883
Silicon Graphics International Corp. (I)	1,348	21,905
Super Micro Computer, Inc. (I)	497	6,729

		420,410
Electronic Equipment, Instruments & Components - 3.2%
Agilysys, Inc. (I)	227	2,706
Anixter International, Inc. (I)	1,224	107,296
Audience, Inc. (I)	423	4,755
Badger Meter, Inc.	303	14,090
Belden, Inc.	56,000	3,586,800
Cognex Corp.	1,822	57,138
Coherent, Inc.	1,079	66,305
DTS, Inc. (I)	812	17,052
Echelon Corp. (I)	3	7
Electro Scientific Industries, Inc.	465	5,445
FARO Technologies, Inc. (I)	762	32,134
FEI Company	1,708	149,962
GSI Group, Inc. (I)	682	6,506
Insight Enterprises, Inc. (I)	82,660	1,563,927
InvenSense, Inc. (I)(L)	1,674	29,496
IPG Photonics Corp. (L)	1,481	83,395
Littelfuse, Inc.	979	76,577
Maxwell Technologies, Inc. (I)	810	7,355
Measurement Specialties, Inc. (I)	649	35,202
Mercury Computer Systems, Inc. (I)	1,435	14,336
Methode Electronics, Inc.	45,170	1,264,760
MTS Systems Corp.	698	44,916
National Instruments Corp.	4,376	135,350
Newport Corp. (I)	40,025	625,591
OSI Systems, Inc. (I)	839	62,480
Plexus Corp. (I)	1,511	56,209
RealD, Inc. (I)(L)	1,957	13,699
Rogers Corp. (I)	755	44,907
ScanSource, Inc. (I)	1	35
Uni-Pixel, Inc. (I)	494	8,759
Universal Display Corp. (I)(L)	1,737	55,636
Zygo Corp. (I)	541	8,645

		8,181,471
Internet Software & Services - 2.6%
Angie’s List, Inc. (I)(L)	1,408	31,680

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Bazaarvoice, Inc. (I)(L)	1,604	$14,564
Blucora, Inc. (I)	1,719	39,503
Brightcove, Inc. (I)	1,051	11,824
Carbonite, Inc. (I)	292	4,380
comScore, Inc. (I)	1,421	41,166
Constant Contact, Inc. (I)(L)	1,351	32,005
Cornerstone OnDemand, Inc. (I)	1,580	81,275
CoStar Group, Inc. (I)	5,113	858,473
Dealertrack Technologies, Inc. (I)	1,921	82,296
Demand Media, Inc. (I)	1,344	8,494
Demandware, Inc. (I)	533	24,694
Dice Holdings, Inc. (I)(L)	1,842	15,675
E2open, Inc. (I)(L)	394	8,826
eGain Corp. (I)	78,298	1,181,517
Envestnet, Inc. (I)	926	28,706
Internap Network Services Corp. (I)	2,159	15,005
Limelight Networks, Inc. (I)	1,703	3,287
Liquidity Services, Inc. (I)(L)	1,117	37,487
LivePerson, Inc. (I)	2,195	20,721
LogMeIn, Inc. (I)	969	30,087
MercadoLibre, Inc. (L)	1,465	197,643
Millennial Media, Inc. (I)(L)	1,263	8,929
Move, Inc. (I)	1,502	25,459
NIC, Inc. (L)	32,613	753,686
OpenTable, Inc. (I)	957	66,971
Pandora Media, Inc. (I)(L)	5,029	126,379
Perficient, Inc. (I)	919	16,873
Perion Network, Ltd. (I)(L)	77,502	1,019,926
Responsys, Inc. (I)	1,643	27,110
Saba Software, Inc. (I)	1	10
SciQuest, Inc. (I)	911	20,461
SPS Commerce, Inc. (I)(L)	8,359	559,384
Stamps.com, Inc. (I)	615	28,247
The Active Network, Inc. (I)	1,916	27,418
Travelzoo, Inc. (I)	345	9,156
Trulia, Inc. (I)	1,340	63,020
ValueClick, Inc. (I)	3,204	66,803
VistaPrint NV (I)(L)	1,301	73,533
Vocus, Inc. (I)	310	2,886
WebMD Health Corp. (I)(L)	1,548	44,273
XO Group, Inc. (I)	1,105	14,277
Yelp, Inc. (I)	1,377	91,130
Zillow, Inc., Class A (I)(L)	1,250	105,463
Zix Corp. (I)	156,670	766,116

		6,686,818
IT Services - 3.9%
Acxiom Corp. (I)	3,272	92,892
Alliance Data Systems Corp. (I)	12,560	2,656,063
Booz Allen Hamilton Holding Corp.	1,165	22,508
Cardtronics, Inc. (I)	28,236	1,047,556
Computer Task Group, Inc.	669	10,811
CoreLogic, Inc. (I)	3,804	102,898
DST Systems, Inc.	1,361	102,633
EPAM Systems, Inc. (I)	605	20,873
Euronet Worldwide, Inc. (I)	20,754	826,009
ExlService Holdings, Inc. (I)	1,373	39,103
Forrester Research, Inc.	326	11,984
Heartland Payment Systems, Inc. (L)	8,278	328,802
Higher One Holdings, Inc. (I)	1,256	9,634
iGATE Corp. (I)	1,402	38,920
Jack Henry & Associates, Inc.	3,620	186,828
MAXIMUS, Inc.	28,393	1,278,821
MoneyGram International, Inc. (I)	1,015	19,874

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
NeuStar, Inc., Class A (I)(L)	2,912	$144,086
Sapient Corp. (I)	40,669	633,216
ServiceSource International, Inc. (I)	2,204	26,624
Sykes Enterprises, Inc. (I)	1	18
Syntel, Inc.	742	59,434
Teradata Corp. (I)	36,700	2,034,648
Unisys Corp. (I)	1,955	49,246
VeriFone Systems, Inc. (I)	1,682	38,451
Virtusa Corp. (I)	818	23,771
WEX, Inc. (I)	1,631	143,120

		9,948,823
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	2,254	102,625
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. (I)	1,643	28,785
Advanced Micro Devices, Inc. (I)(L)	17,474	66,401
Ambarella, Inc. (I)	607	11,849
Applied Micro Circuits Corp. (I)	2,997	38,661
Brooks Automation, Inc.	1,044	9,720
Cabot Microelectronics Corp. (I)(L)	1,034	39,830
Cavium, Inc. (I)	2,273	93,648
Ceva, Inc. (I)	980	16,905
Cirrus Logic, Inc. (I)(L)	2,808	63,685
Cohu, Inc.	518	5,651
Cypress Semiconductor Corp. (I)(L)	49,200	459,528
Diodes, Inc. (I)	24,624	603,288
Entegris, Inc. (I)	6,175	62,676
Entropic Communications, Inc. (I)(L)	3,770	16,513
Exar Corp. (I)	1,721	23,079
FormFactor, Inc. (I)	2	14
GT Advanced Technologies, Inc. (I)(L)	2,607	22,186
Hittite Microwave Corp. (I)	1,397	91,294
Inphi Corp. (I)	966	12,973
Integrated Device Technology, Inc. (I)	99,225	934,700
Intermolecular, Inc. (I)	800	4,408
International Rectifier Corp. (I)	3,076	76,193
IXYS Corp.	390	3,764
Kopin Corp. (I)	2,781	11,207
Kulicke & Soffa Industries, Inc. (I)	1,645	19,000
Lattice Semiconductor Corp. (I)	5,088	22,692
LTX-Credence Corp. (I)	2,113	13,904
M/A-COM Technology
Solutions Holdings, Inc. (I)	519	8,833
Magnachip Semiconductor Corp. (I)	47,427	1,021,103
MaxLinear, Inc., Class A (I)	3	25
Mellanox Technologies, Ltd. (I)(L)	12,780	485,129
Micrel, Inc. (L)	2,167	19,741
Microsemi Corp. (I)	1,434	34,775
MKS Instruments, Inc.	829	22,043
Monolithic Power Systems, Inc. (L)	97,560	2,954,117
Nanometrics, Inc. (I)	960	15,475
NVE Corp. (I)	214	10,923
Peregrine Semiconductor Corp. (I)(L)	788	7,068
Power Integrations, Inc.	1,283	69,474
Rambus, Inc. (I)	4,699	44,171
RF Micro Devices, Inc. (I)	12,456	70,252
Rubicon Technology, Inc. (I)(L)	783	9,482
Semtech Corp. (I)	2,988	89,610
Sigma Designs, Inc. (I)	2	11
Silicon Image, Inc. (I)	3,383	18,065
Silicon Laboratories, Inc. (I)	1,790	76,451
STR Holdings, Inc. (I)	4	9

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SunPower Corp. (I)(L)	1,874	$49,024
Supertex, Inc.	287	7,273
Synaptics, Inc. (I)(L)	1,443	63,896
Teradyne, Inc. (I)	2,958	48,866
Tessera Technologies, Inc.	2,324	44,969
TriQuint Semiconductor, Inc. (I)	7,216	58,666
Ultratech, Inc. (I)	1,223	37,057
Veeco Instruments, Inc. (I)	1,735	64,594
Volterra Semiconductor Corp. (I)	1,101	25,323
Xilinx, Inc.	46,700	2,188,362

		10,297,341
Software - 7.8%
Accelrys, Inc. (I)	1,627	16,042
ACI Worldwide, Inc. (I)	1,762	95,254
Actuate Corp. (I)	2,001	14,707
Advent Software, Inc.	2,136	67,818
Allot Communications, Ltd. (I)(L)	48,665	614,639
Aspen Technology, Inc. (I)	37,298	1,288,646
AVG Technologies NV (I)	45,233	1,082,878
Blackbaud, Inc.	2,021	78,900
Bottomline Technologies, Inc. (I)(L)	1,671	46,587
BroadSoft, Inc. (I)(L)	1,178	42,443
Cadence Design Systems, Inc. (I)(L)	12,527	169,115
Citrix Systems, Inc. (I)	32,400	2,287,764
CommVault Systems, Inc. (I)	11,939	1,048,602
Compuware Corp.	9,450	105,840
Comverse, Inc. (I)	985	31,471
Concur Technologies, Inc. (I)(L)	2,100	232,050
Ebix, Inc. (L)	1,015	10,089
Electronic Arts, Inc. (I)	78,500	2,005,675
Ellie Mae, Inc. (I)	1,100	35,211
Fair Isaac Corp.	1,584	87,564
Fortinet, Inc. (I)	30,700	621,982
Guidewire Software, Inc. (I)	1,781	83,903
Imperva, Inc. (I)	702	29,498
Infoblox, Inc. (I)	1,108	46,337
Interactive Intelligence Group (I)	705	44,760
Jive Software, Inc. (I)(L)	1,034	12,925
Manhattan Associates, Inc. (I)	862	82,278
Mentor Graphics Corp.	34,380	803,461
MicroStrategy, Inc., Class A (I)	402	41,712
Monotype Imaging Holdings, Inc.	1,683	48,235
Netscout Systems, Inc. (I)	20,093	513,778
NetSuite, Inc. (I)	1	108
Pegasystems, Inc.	754	30,017
Progress Software Corp. (I)	814	21,066
Proofpoint, Inc. (I)	679	21,809
PROS Holdings, Inc. (I)	992	33,916
PTC, Inc. (I)	5,296	150,565
QLIK Technologies, Inc. (I)	11,951	409,202
Qualys, Inc. (I)	638	13,647
RealPage, Inc. (I)	48,790	1,129,976
Rosetta Stone, Inc. (I)	736	11,945
Rovi Corp. (I)	128,130	2,456,252
Seachange International, Inc. (I)(L)	1,364	15,645
SolarWinds, Inc. (I)	2,996	105,040
Sourcefire, Inc. (I)	1,377	104,542
Splunk, Inc. (I)	2,051	123,142
SS&C Technologies Holdings, Inc. (I)	31,419	1,197,064
Synchronoss Technologies, Inc. (I)(L)	1,410	53,665
Tangoe, Inc. (I)(L)	1,322	31,543
Telenav, Inc. (I)	748	4,368
TiVo, Inc. (I)	5,599	69,652

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)	12,462	$1,090,051
Ultimate Software Group, Inc. (I)	4,965	731,841
VASCO Data Security International, Inc. (I)	1,383	10,912
Verint Systems, Inc. (I)	2,333	86,461
VirnetX Holding Corp. (I)(L)	1,924	39,250
Vringo, Inc. (I)(L)	1,667	4,801
Zynga, Inc., Class A (I)(L)	25,500	93,840

		19,730,484

		57,796,387
Materials - 4.5%
Chemicals - 2.5%
American Vanguard Corp.	1,071	28,831
Arabian American Development Company (I)	812	7,389
Balchem Corp.	17,718	916,907
Calgon Carbon Corp. (I)	1,546	29,359
Chemtura Corp. (I)	2,830	65,062
Ferro Corp. (I)	1,292	11,770
Flotek Industries, Inc. (I)(L)	34,392	791,016
FMC Corp.	37,310	2,675,873
H.B. Fuller Company	2,228	100,683
Hawkins, Inc.	414	15,624
Innospec, Inc.	1,036	48,340
Intrepid Potash, Inc. (L)	2,505	39,278
Koppers Holdings, Inc.	914	38,982
Kraton Performance Polymers, Inc. (I)	507	9,932
LSB Industries, Inc. (I)	300	10,059
NewMarket Corp. (L)	1,872	538,968
OMNOVA Solutions, Inc. (I)	2,106	18,006
PolyOne Corp.	28,390	871,857
Stepan Company	293	16,915
Tredegar Corp.	344	8,944
Zep, Inc.	849	13,805

		6,257,600
Construction Materials - 1.2%
Eagle Materials, Inc.	42,640	3,093,532
Headwaters, Inc. (I)	2,073	18,636
Texas Industries, Inc. (I)(L)	411	27,253
United States Lime & Minerals, Inc. (I)	75	4,395

		3,143,816
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (I)	36,229	723,493
Graphic Packaging Holding Company (I)	8,477	72,563
Silgan Holdings, Inc.	989	46,483

		842,539
Metals & Mining - 0.4%
Allied Nevada Gold Corp. (I)(L)	2,876	12,022
Century Aluminum Company (I)	834	6,714
Coeur d’Alene Mines Corp. (I)	1,574	18,967
General Moly, Inc. (I)	2,633	4,344
Globe Specialty Metals, Inc.	3,002	46,261
Gold Resource Corp. (L)	532	3,527
Molycorp, Inc. (I)(L)	6,259	41,059
Noranda Aluminum Holding Corp.	579	1,424
Paramount Gold and Silver Corp. (I)(L)	5,747	7,414
Royal Gold, Inc.	1	49
SunCoke Energy, Inc. (I)	1,071	18,207
U.S. Silica Holdings, Inc. (L)	1,526	37,997
Walter Energy, Inc. (L)	56,140	787,644

		985,629

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.1%
Deltic Timber Corp.	503	$32,765
KapStone Paper and Packaging Corp. (I)	1,893	81,020
Louisiana-Pacific Corp. (I)	6,168	108,495

		222,280

		11,451,864
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)	3,177	31,992
Atlantic Tele-Network, Inc.	171	8,914
Cbeyond, Inc. (I)	829	5,314
Cincinnati Bell, Inc. (I)	5,620	15,286
Cogent Communications Group, Inc.	130,273	4,201,304
Elephant Talk Communications, Inc. (I)	8	5
General Communication, Inc., Class A (I)	1,281	12,195
IDT Corp., Class B	336	5,964
inContact, Inc. (I)(L)	108,179	894,640
Lumos Networks Corp.	256	5,548
tw telecom, Inc. (I)	6,649	198,572

		5,379,734
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (I)	718	5,026
Leap Wireless International, Inc. (I)	2,273	35,891
NII Holdings, Inc. (I)(L)	340,612	2,067,515

		2,108,432

		7,488,166
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.	695	18,605

TOTAL COMMON STOCKS (Cost $185,646,856)		$247,209,739

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	654	232

TOTAL RIGHTS (Cost $1,635)		$232

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)	8,357	59
Piksle, Inc. (I)(N)	43	0
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	107	294

TOTAL WARRANTS (Cost $538)		$353

SECURITIES LENDING COLLATERAL - 18.2%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	4,616,478	46,202,635

TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,200,679)		$46,202,635

SHORT-TERM INVESTMENTS - 2.9%
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount
Notes 0.033%, 12/26/2013	$1,000,000	$999,920

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $6,337,000 on 10/01/2013,
collateralized by $6,500,000 Federal Home
Loan Bank, 0.450% due 03/18/2016 (valued
at $6,467,500, including interest)	$6,337,000	$6,337,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,336,920)		$7,336,920

Total Investments (Smaller Company Growth Trust)
(Cost $239,186,628) - 118.4%		$300,749,879
Other assets and liabilities, net - (18.4%)		(46,707,616)

TOTAL NET ASSETS - 100.0%		$254,042,263

Strategic Equity Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Discretionary - 12.1%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	37,627	$1,612,701
American Axle &
Manufacturing Holdings, Inc. (I)	17,994	354,842
BorgWarner, Inc.	36,559	3,706,717
Bridgestone Corp.	127,974	4,684,437
Cie Generale des Etablissements Michelin	35,919	3,983,139
Continental AG	21,991	3,727,276
Cooper Tire & Rubber Company	16,681	513,775
Dana Holding Corp.	38,938	889,344
Delphi Automotive PLC	89,454	5,225,903
Denso Corp.	95,706	4,484,090
Dorman Products, Inc.	6,666	330,300
Drew Industries, Inc.	5,976	272,147
Federal-Mogul Corp. (I)	5,170	86,804
Fuel Systems Solutions, Inc. (I)	4,041	79,446
Gentex Corp. (L)	64,700	1,655,673
Gentherm, Inc. (I)	9,221	175,937
GKN PLC	321,890	1,782,180
Johnson Controls, Inc.	216,823	8,998,155
Koito Manufacturing Company, Ltd.	18,518	352,882
Modine Manufacturing Company (I)	12,743	186,430
NGK Spark Plug Company, Ltd.	34,954	776,561
NHK Spring Company, Ltd.	32,177	331,018
NOK Corp.	19,172	299,535
Nokian Renkaat OYJ	22,165	1,125,666
Pirelli & C. SpA	46,760	608,868
Remy International, Inc.	3,723	75,354
Spartan Motors, Inc.	10,692	64,900
Standard Motor Products, Inc.	5,241	168,551
Stanley Electric Company, Ltd.	28,167	600,653
Stoneridge, Inc. (I)	7,924	85,658
Sumitomo Rubber Industries, Ltd.	33,630	520,584
Superior Industries International, Inc.	6,223	110,956
Tenneco, Inc. (I)	16,154	815,777
The Goodyear Tire & Rubber Company (I)	77,560	1,741,222
The Yokohama Rubber Company, Ltd.	41,000	406,069
Toyoda Gosei Company, Ltd.	13,203	326,382
Toyota Boshoku Corp.	12,289	165,165

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Toyota Industries Corp.	32,068	$1,388,884

		52,713,981
Automobiles - 1.5%
Bayerische Motoren Werke AG	65,147	7,003,622
Daihatsu Motor Company, Ltd.	38,012	738,528
Daimler AG	189,295	14,754,762
Fiat SpA (I)	172,165	1,371,852
Ford Motor Company	1,252,348	21,127,111
Fuji Heavy Industries, Ltd.	116,014	3,227,243
General Motors Company (I)	298,256	10,728,268
Harley-Davidson, Inc.	70,937	4,556,993
Honda Motor Company, Ltd.	320,757	12,257,833
Isuzu Motors, Ltd.	233,979	1,551,116
Mazda Motor Corp. (I)	531,094	2,379,654
Mitsubishi Motors Corp. (I) (L)	85,100	945,526
Nissan Motor Company, Ltd.	489,265	4,926,034
Renault SA	37,823	3,017,513
Suzuki Motor Corp.	71,735	1,723,233
Thor Industries, Inc. (L)	19,987	1,160,045
Toyota Motor Corp.	542,761	34,807,881
Volkswagen AG	5,798	1,315,082
Winnebago Industries, Inc. (I)	7,553	196,076
Yamaha Motor Company, Ltd.	55,053	809,209

		128,597,581
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	382	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	3,071	204,037
Genuine Parts Company (L)	49,142	3,975,096
Jardine Cycle and Carriage, Ltd.	21,467	653,039
Li & Fung, Ltd.	1,152,227	1,679,149
LKQ Corp. (I)	134,603	4,288,452
Pool Corp.	12,341	692,700
VOXX International Corp. (I)	5,563	76,213
Weyco Group, Inc.	1,920	54,374

		11,623,060
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I) (L)	4,711	178,076
Apollo Group, Inc., Class A (I)	44,367	923,277
Ascent Capital Group, Inc., Class A (I)	3,800	306,356
Benesse Holdings, Inc.	14,055	511,452
Bridgepoint Education, Inc. (I) (L)	5,261	94,908
Bright Horizons Family Solutions, Inc. (I)	3,219	115,337
Capella Education Company (I)	2,968	167,870
Career Education Corp. (I)	16,184	44,668
Carriage Services, Inc.	4,362	84,623
Corinthian Colleges, Inc. (I) (L)	23,550	51,575
DeVry, Inc. (L)	25,456	777,935
Education Management Corp. (I) (L)	7,100	64,752
Grand Canyon Education, Inc. (I)	12,139	488,959
H&R Block, Inc.	85,936	2,291,054
Hillenbrand, Inc.	14,732	403,215
ITT Educational Services, Inc. (I) (L)	6,320	195,920
K12, Inc. (I)	7,316	225,918
LifeLock, Inc. (I)	16,012	237,458
Lincoln Educational Services Corp.	6,948	32,030
Mac-Gray Corp.	3,739	54,440
Matthews International Corp., Class A	19,519	743,284
Outerwall, Inc. (I) (L)	7,450	372,426
Regis Corp. (L)	31,739	465,929
Service Corp. International	95,034	1,769,533

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Sotheby’s (L)	48,611	$2,388,258
Steiner Leisure, Ltd. (I)	3,884	226,942
Stewart Enterprises, Inc., Class A	19,457	255,665
Strayer Education, Inc.	2,965	123,107
Universal Technical Institute, Inc.	6,078	73,726

		13,668,693
Hotels, Restaurants & Leisure - 1.6%
Accor SA	31,316	1,302,643
AFC Enterprises, Inc. (I)	6,373	277,799
Bally Technologies, Inc. (I) (L)	17,433	1,256,222
Biglari Holdings, Inc. (I)	310	127,928
BJ’s Restaurants, Inc. (I) (L)	6,651	191,017
Bloomin’ Brands, Inc. (I)	14,615	345,060
Bob Evans Farms, Inc. (L)	19,600	1,122,492
Boyd Gaming Corp. (I)	15,117	213,906
Bravo Brio Restaurant Group, Inc. (I)	5,564	84,016
Brinker International, Inc. (L)	29,708	1,204,065
Buffalo Wild Wings, Inc. (I)	4,917	546,869
Caesars Entertainment Corp. (I) (L)	9,940	195,917
Carnival Corp.	140,465	4,584,778
Carnival PLC	36,107	1,223,508
Carrols Restaurant Group, Inc. (I)	7,208	43,969
CEC Entertainment, Inc.	4,801	220,174
Chipotle Mexican Grill, Inc. (I) (L)	9,808	4,204,690
Churchill Downs, Inc.	3,670	317,528
Chuy’s Holdings, Inc. (I)	4,471	160,464
Compass Group PLC	358,134	4,923,621
Cracker Barrel Old Country Store, Inc.	5,143	530,963
Crown, Ltd.	78,800	1,143,445
Darden Restaurants, Inc.	40,717	1,884,790
Del Frisco’s Restaurant Group, Inc. (I)	3,074	62,003
Denny’s Corp. (I)	24,704	151,188
DineEquity, Inc.	4,380	302,220
Domino’s Pizza, Inc.	24,902	1,692,091
Echo Entertainment Group, Ltd.	154,096	398,403
Fiesta Restaurant Group, Inc. (I)	5,359	201,820
Flight Centre, Ltd.	10,865	489,939
Galaxy Entertainment Group, Ltd. (I)	413,609	2,908,739
Genting Singapore PLC	1,201,571	1,375,358
Ignite Restaurant Group, Inc. (I)	2,190	33,989
InterContinental Hotels Group PLC	52,423	1,532,080
International Game Technology	81,893	1,550,234
International Speedway Corp., Class A	19,621	633,758
Interval Leisure Group, Inc.	10,657	251,825
Isle of Capri Casinos, Inc. (I)	6,400	48,384
Jack in the Box, Inc. (I)	11,649	465,960
Jamba, Inc. (I)	5,145	68,840
Krispy Kreme Doughnuts, Inc. (I)	17,404	336,593
Life Time Fitness, Inc. (I) (L)	29,174	1,501,586
Luby’s, Inc. (I)	5,948	42,707
Marcus Corp.	5,106	74,190
Marriott International, Inc., Class A	72,005	3,028,530
Marriott Vacations Worldwide Corp. (I)	7,544	331,936
McDonald’s Corp.	317,266	30,524,162
McDonald’s Holdings Company, Ltd.	13,361	368,380
MGM China Holdings, Ltd.	186,710	626,433
Monarch Casino & Resort, Inc. (I)	2,629	49,898
Morgans Hotel Group Company (I)	8,508	65,427
Multimedia Games Holding Company, Inc. (I)	7,782	268,868
Nathan’s Famous, Inc. (I)	871	45,971
OPAP SA	44,075	492,702
Orient-Express Hotels, Ltd., Class A (I)	25,308	328,498
Oriental Land Company, Ltd.	9,845	1,629,615

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)	12,572	$1,993,039
Papa John’s International, Inc.	4,210	294,195
Pinnacle Entertainment, Inc. (I)	15,538	389,227
Red Robin Gourmet Burgers, Inc. (I)	3,759	267,265
Ruby Tuesday, Inc. (I) (L)	16,324	122,430
Ruth’s Hospitality Group, Inc.	10,062	119,335
Sands China, Ltd.	475,653	2,949,394
Scientific Games Corp., Class A (I)	35,039	566,581
Shangri-La Asia, Ltd.	308,345	510,293
SHFL Entertainment, Inc. (I)	15,301	351,923
SJM Holdings, Ltd.	382,042	1,076,673
SKYCITY Entertainment Group, Ltd.	116,652	387,816
Sodexo	18,547	1,731,614
Sonic Corp. (I) (L)	14,995	266,161
Speedway Motorsports, Inc.	3,194	57,173
Starbucks Corp.	238,823	18,382,206
Starwood Hotels & Resorts Worldwide, Inc.	61,572	4,091,459
Tabcorp Holdings, Ltd.	146,357	447,993
Tatts Group, Ltd.	275,726	797,506
Texas Roadhouse, Inc.	16,546	434,829
The Cheesecake Factory, Inc. (L)	36,321	1,596,308
The Wendy’s Company (L)	126,987	1,076,850
Town Sports International Holdings, Inc.	7,122	92,444
TUI Travel PLC	88,253	524,538
Vail Resorts, Inc.	9,486	658,139
Whitbread PLC	35,276	1,691,618
William Hill PLC	170,350	1,109,682
WMS Industries, Inc. (I)	39,296	1,019,731
Wyndham Worldwide Corp.	42,998	2,621,588
Wynn Macau, Ltd.	306,003	1,045,836
Wynn Resorts, Ltd.	25,240	3,988,172
Yum! Brands, Inc.	142,358	10,162,938

		138,813,147
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	3,254	52,682
Beazer Homes USA, Inc. (I) (L)	6,793	122,274
Blyth, Inc. (L)	2,837	39,236
Casio Computer Company, Ltd.	44,648	414,522
Cavco Industries, Inc. (I)	1,982	112,875
CSS Industries, Inc.	2,456	58,969
D.R. Horton, Inc. (L)	90,011	1,748,914
Electrolux AB	47,327	1,229,528
Ethan Allen Interiors, Inc.	6,640	185,057
Everyware Global, Inc. (I)	3,000	34,200
Garmin, Ltd. (L)	39,276	1,774,882
Harman International Industries, Inc. (L)	21,456	1,421,031
Helen of Troy, Ltd. (I)	8,295	366,639
Hooker Furniture Corp.	3,364	50,292
Hovnanian Enterprises, Inc., Class A (I) (L)	30,057	157,198
Husqvarna AB, B Shares	79,375	515,397
iRobot Corp. (I)	7,578	285,463
Jarden Corp. (I)	53,011	2,565,732
KB Home (L)	59,275	1,068,136
La-Z-Boy, Inc.	14,028	318,576
Leggett & Platt, Inc.	45,512	1,372,187
Lennar Corp., Class A (L)	51,629	1,827,667
Libbey, Inc. (I)	5,762	137,020
Lifetime Brands, Inc.	3,285	50,228
M/I Homes, Inc. (I)	6,571	135,494
MDC Holdings, Inc.	27,915	837,729
Meritage Homes Corp. (I)	9,504	408,197
Mohawk Industries, Inc. (I)	27,313	3,557,518
NACCO Industries, Inc., Class A	1,340	74,263

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	90,645	$2,492,738
NVR, Inc. (I)	1,911	1,756,572
Panasonic Corp.	434,403	4,210,340
Persimmon PLC	59,787	1,051,127
PulteGroup, Inc.	106,735	1,761,128
Rinnai Corp.	6,934	515,808
Sekisui Chemical Company, Ltd.	83,797	855,895
Sekisui House, Ltd.	106,089	1,430,288
Sharp Corp. (I) (L)	207,939	767,776
Sony Corp. (L)	199,081	4,265,710
Standard Pacific Corp. (I) (L)	39,609	313,307
Tempur Sealy International, Inc. (I)	27,101	1,191,360
The Ryland Group, Inc. (L)	12,157	492,845
Toll Brothers, Inc. (I)	68,139	2,209,748
TRI Pointe Homes, Inc. (I) (L)	4,215	61,876
Tupperware Brands Corp.	23,193	2,003,179
Universal Electronics, Inc. (I)	4,162	149,957
Whirlpool Corp. (L)	24,963	3,655,582
William Lyon Homes, Class A (I)	2,687	54,600
Zagg, Inc. (I) (L)	8,777	39,497

		50,201,239
Internet & Catalog Retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	7,460	36,778
Amazon.com, Inc. (I)	117,330	36,682,051
Blue Nile, Inc. (I)	3,430	140,390
Expedia, Inc. (L)	34,255	1,774,066
HSN, Inc.	23,989	1,286,290
Netflix, Inc. (I) (L)	18,702	5,782,845
Nutrisystem, Inc.	8,040	115,615
Orbitz Worldwide, Inc. (I)	6,546	63,038
Overstock.com, Inc. (I) (L)	3,001	89,040
PetMed Express, Inc.	5,826	94,906
priceline.com, Inc. (I)	16,332	16,510,835
Rakuten, Inc.	142,961	2,172,365
Shutterfly, Inc. (I) (L)	10,063	562,320
TripAdvisor, Inc. (I) (L)	34,777	2,637,488
ValueVision Media, Inc., Class A (I)	11,476	49,921
Vitacost.com, Inc. (I) (L)	6,997	59,475

		68,057,423
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	3,578	204,125
Black Diamond, Inc. (I) (L)	6,545	79,587
Brunswick Corp.	23,953	955,964
Callaway Golf Company	19,769	140,755
Hasbro, Inc. (L)	36,670	1,728,624
JAKKS Pacific, Inc. (L)	5,958	26,751
LeapFrog Enterprises, Inc. (I) (L)	17,470	164,567
Mattel, Inc.	109,324	4,576,303
Namco Bandai Holdings, Inc.	34,884	652,452
Nautilus, Inc. (I)	8,929	64,467
Nikon Corp.	67,071	1,171,083
Polaris Industries, Inc.	28,715	3,709,404
Sankyo Company, Ltd.	10,551	516,288
Sega Sammy Holdings, Inc.	36,670	1,062,260
Shimano, Inc.	15,519	1,388,551
Smith & Wesson Holding Corp. (I) (L)	17,238	189,446
Sturm Ruger & Company, Inc. (L)	5,182	324,549
Yamaha Corp.	31,573	452,252

		17,407,428
Media - 2.7%
AH Belo Corp., Class A	6,272	49,235

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (I)	26,586	$1,820,609
Axel Springer AG	7,779	432,854
Belo Corp., Class A	27,796	380,805
British Sky Broadcasting Group PLC	203,979	2,875,021
Cablevision Systems Corp., Class A	67,946	1,144,211
Carmike Cinemas, Inc. (I)	5,012	110,665
CBS Corp., Class B	178,011	9,819,087
Central European Media
Enterprises, Ltd., Class A (I)	21,341	112,467
Cinemark Holdings, Inc.	46,572	1,478,195
Comcast Corp., Class A	829,117	37,434,633
Cumulus Media, Inc., Class A (I) (L)	20,976	111,173
Dentsu, Inc.	42,182	1,611,477
Dex Media, Inc. (I) (L)	4,800	39,024
Digital Generation, Inc. (I)	7,076	91,493
DIRECTV (I)	161,836	9,669,701
Discovery
Communications, Inc., Class A (I) (L)	73,058	6,167,556
DreamWorks Animation
SKG, Inc., Class A (I) (L)	31,935	908,870
Entercom
Communications Corp., Class A (I) (L)	6,761	59,362
Entravision Communications Corp., Class A	15,225	89,828
Eutelsat Communications	28,141	889,948
Gannett Company, Inc.	73,333	1,964,591
Global Sources, Ltd. (I)	5,991	44,453
Gray Television, Inc. (I)	13,825	108,526
Hakuhodo DY Holdings, Inc.	45,700	340,297
Harte-Hanks, Inc.	11,853	104,662
ITV PLC	735,050	2,086,664
JCDecaux SA	13,218	487,352
John Wiley & Sons, Inc., Class A (L)	20,788	991,380
Journal Communications, Inc., Class A (I)	12,334	105,456
Kabel Deutschland Holding AG (L)	17,420	2,215,060
Lagardere SCA	21,925	712,152
Lamar Advertising Company, Class A (I)	29,242	1,375,251
LIN Media LLC, Class A (I)	7,834	158,952
Live Nation Entertainment, Inc. (I)	37,268	691,321
Loral Space & Communications, Inc.	3,435	232,653
MDC Partners, Inc., Class A	7,184	201,008
Media General, Inc., Class A (I) (L)	5,752	82,024
Meredith Corp. (L)	26,012	1,238,691
National CineMedia, Inc.	15,371	289,897
News Corp., Class A (I)	157,448	2,528,615
Nexstar Broadcasting Group, Inc., Class A	7,864	349,987
Omnicom Group, Inc.	81,815	5,190,344
Pearson PLC	160,867	3,274,271
ProSiebenSat.1 Media AG	21,524	913,691
Publicis Groupe SA	35,131	2,796,463
ReachLocal, Inc. (I) (L)	3,119	37,147
Reed Elsevier NV	136,274	2,738,757
Reed Elsevier PLC	233,711	3,148,003
Rentrak Corp. (I)	3,317	108,201
Saga Communications, Inc., Class A	1,414	62,753
Scholastic Corp. (L)	18,613	533,262
Scripps Networks Interactive, Inc., Class A	34,492	2,694,170
SES SA	59,785	1,711,182
Sinclair Broadcast Group, Inc., Class A	18,209	610,366
Singapore Press Holdings, Ltd. (L)	314,713	1,031,356
Societe Television Francaise 1	3	52
Telenet Group Holding NV	10,078	501,856
The EW Scripps Company, Class A (I)	8,547	156,837
The Interpublic Group of Companies, Inc.	135,655	2,330,553

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The McClatchy Company, Class A (I) (L)	17,401	$52,203
The New York Times Company, Class A (L)	90,608	1,138,943
The Walt Disney Company	526,597	33,960,241
The Washington Post Company, Class B	1,393	851,611
Thomson Reuters Corp.	29,396	1,029,154
Time Warner Cable, Inc.	90,622	10,113,415
Time Warner, Inc.	291,395	19,176,705
Toho Company, Ltd.	22,256	465,008
Twenty-First Century Fox, Inc., Class A	629,894	21,101,449
Valassis Communications, Inc. (L)	27,050	781,204
Viacom, Inc., Class B	137,477	11,490,328
Wolters Kluwer NV	59,393	1,529,342
World Wrestling
Entertainment, Inc., Class A (L)	8,299	84,401
WPP PLC	259,195	5,335,977

		226,554,451
Multiline Retail - 0.6%
Big Lots, Inc. (I)	26,152	969,978
Dollar General Corp. (I)	95,371	5,384,647
Dollar Tree, Inc. (I)	70,845	4,049,500
Don Quijote Company, Ltd.	10,700	671,663
Family Dollar Stores, Inc.	30,188	2,174,140
Fred’s, Inc., Class A	9,757	152,697
Groupe Fnac (I)	13,898	46,099
Harvey Norman Holding, Ltd. (L)	108,657	322,540
Isetan Mitsukoshi Holdings, Ltd.	69,874	1,039,877
J Front Retailing Company, Ltd.	94,544	768,370
J.C. Penney Company, Inc. (I) (L)	61,766	544,776
Kering	14,890	3,338,566
Kohl’s Corp.	64,605	3,343,309
Macy’s, Inc.	118,187	5,113,951
Marks & Spencer Group PLC	317,859	2,556,131
Marui Group Company, Ltd.	44,341	416,785
Next PLC	31,436	2,628,492
Nordstrom, Inc.	44,466	2,498,989
Saks, Inc. (I) (L)	73,518	1,171,877
Takashimaya Company, Ltd.	52,481	493,079
Target Corp.	200,064	12,800,095
The Bon-Ton Stores, Inc.	3,886	40,997
Tuesday Morning Corp. (I)	11,772	179,758

		50,706,316
Specialty Retail - 2.1%
Aaron’s, Inc.	34,091	944,321
ABC-MART, Inc.	4,964	242,193
Abercrombie & Fitch Company, Class A (L)	25,265	893,623
Advance Auto Parts, Inc.	32,682	2,702,148
Aeropostale, Inc. (I) (L)	55,734	523,900
America’s Car-Mart, Inc. (I)	2,161	97,483
American Eagle Outfitters, Inc.	76,144	1,065,255
ANN, Inc. (I)	33,026	1,196,202
Asbury Automotive Group, Inc. (I) (L)	8,274	440,177
Ascena Retail Group, Inc. (I)	57,192	1,139,837
AutoNation, Inc. (I)	20,249	1,056,390
AutoZone, Inc. (I) (L)	11,176	4,724,430
Barnes & Noble, Inc. (I) (L)	10,939	141,551
bebe stores, Inc.	9,426	57,404
Bed Bath & Beyond, Inc. (I) (L)	69,179	5,351,687
Best Buy Company, Inc.	84,237	3,158,888
Big 5 Sporting Goods Corp.	4,658	74,901
Body Central Corp. (I)	4,776	29,134
Brown Shoe Company, Inc.	11,544	270,938
Cabela’s, Inc. (I) (L)	20,894	1,316,949

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
CarMax, Inc. (I)	71,067	$3,444,617
Chico’s FAS, Inc.	71,819	1,196,505
Christopher & Banks Corp. (I)	10,497	75,683
Citi Trends, Inc. (I)	4,597	80,356
Conn’s, Inc. (I) (L)	5,934	296,937
CST Brands, Inc. (L)	27,133	808,563
Destination Maternity Corp.	3,811	121,190
Destination XL Group, Inc. (I)	11,928	77,174
Dick’s Sporting Goods, Inc.	45,606	2,434,448
Express, Inc. (I)	22,670	534,785
Fast Retailing Company, Ltd.	10,430	3,935,413
Five Below, Inc. (I)	8,635	377,781
Foot Locker, Inc.	66,461	2,255,686
Francesca’s Holdings Corp. (I) (L)	11,675	217,622
GameStop Corp., Class A	37,594	1,866,542
Genesco, Inc. (I)	6,347	416,236
Group 1 Automotive, Inc.	5,739	445,806
Guess?, Inc. (L)	26,628	794,846
Haverty Furniture Companies, Inc.	5,341	131,015
Hennes & Mauritz AB, B Shares	186,826	8,125,492
hhgregg, Inc. (I) (L)	3,578	64,082
Hibbett Sports, Inc. (I) (L)	6,821	382,999
Inditex SA	42,929	6,633,748
Jos A. Bank Clothiers, Inc. (I) (L)	7,369	323,941
Kingfisher PLC	466,908	2,913,254
Kirkland’s, Inc. (I)	4,035	74,405
L Brands, Inc. (L)	78,315	4,785,047
Lithia Motors, Inc., Class A	5,913	431,412
Lowe’s Companies, Inc.	333,407	15,873,507
Lumber Liquidators Holdings, Inc. (I) (L)	7,245	772,679
MarineMax, Inc. (I)	6,657	81,215
Mattress Firm Holding Corp. (I)	3,599	114,448
Monro Muffler Brake, Inc. (L)	8,252	383,635
Murphy USA, Inc. (I)	19,766	798,359
New York & Company, Inc. (I)	8,333	48,165
Nitori Holdings Company, Ltd.	6,772	621,156
O’Reilly Automotive, Inc. (I)	34,936	4,457,484
Office Depot, Inc. (I)	172,774	834,498
OfficeMax, Inc.	22,973	293,825
Pacific Sunwear of California, Inc. (I)	14,381	43,143
Penske Automotive Group, Inc.	11,196	478,405
PetSmart, Inc. (L)	32,761	2,498,354
Pier 1 Imports, Inc.	25,058	489,132
RadioShack Corp. (I) (L)	28,073	95,729
Rent-A-Center, Inc. (L)	38,988	1,485,443
Restoration Hardware Holdings, Inc. (I)	4,675	296,161
Ross Stores, Inc.	69,512	5,060,474
rue21, Inc. (I) (L)	3,951	159,383
Sanrio Company, Ltd.	8,773	540,329
Sears Hometown and Outlet Stores, Inc. (I)	2,359	74,898
Select Comfort Corp. (I) (L)	14,891	362,596
Shimamura Company, Ltd.	4,387	437,027
Shoe Carnival, Inc.	4,067	109,850
Signet Jewelers, Ltd.	36,138	2,589,288
Sonic Automotive, Inc., Class A	10,459	248,924
Stage Stores, Inc. (L)	8,602	165,158
Staples, Inc. (L)	210,239	3,080,001
Stein Mart, Inc.	7,771	106,618
The Buckle, Inc. (L)	7,273	393,106
The Cato Corp., Class A	7,190	201,176
The Children’s Place Retail Stores, Inc. (I)	6,089	352,310
The Finish Line, Inc., Class A (L)	13,018	323,758
The Gap, Inc.	86,799	3,496,264

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Home Depot, Inc.	453,914	$34,429,377
The Men’s Wearhouse, Inc.	13,258	451,435
The Pep Boys - Manny, Moe & Jack (I) (L)	14,206	177,149
The Wet Seal, Inc., Class A (I)	24,605	96,698
Tiffany & Company	34,841	2,669,517
Tile Shop Holdings, Inc. (I)	5,012	147,804
Tilly’s, Inc., Class A (I)	2,967	43,051
TJX Companies, Inc.	227,645	12,836,902
Tractor Supply Company	62,630	4,206,857
Urban Outfitters, Inc. (I)	34,899	1,283,236
USS Company, Ltd.	43,100	624,843
Vitamin Shoppe, Inc. (I) (L)	7,984	349,300
West Marine, Inc. (I)	5,024	61,293
Williams-Sonoma, Inc.	39,931	2,244,122
Winmark Corp.	687	50,639
Yamada Denki Company, Ltd.	180,600	534,100
Zale Corp. (I)	8,815	133,988
Zumiez, Inc. (I)	5,736	157,941

		176,537,746
Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	41,168	4,470,692
Asics Corp.	31,437	545,076
Burberry Group PLC	87,017	2,304,400
Carter’s, Inc.	26,589	2,017,839
Christian Dior SA	10,725	2,104,123
Cie Financiere Richemont SA	102,715	10,265,029
Coach, Inc. (L)	88,864	4,845,754
Columbia Sportswear Company	3,270	196,952
Crocs, Inc. (I)	23,527	320,202
Culp, Inc.	2,449	45,821
Deckers Outdoor Corp. (I) (L)	15,473	1,019,980
Fifth & Pacific Companies, Inc. (I)	31,866	800,793
Fossil Group, Inc. (I)	15,488	1,800,325
G-III Apparel Group, Ltd. (I)	4,486	244,891
Hanesbrands, Inc.	44,407	2,767,000
Hugo Boss AG	6,230	806,126
Iconix Brand Group, Inc. (I) (L)	15,026	499,164
Luxottica Group SpA	32,778	1,743,590
LVMH Moet Hennessy Louis Vuitton SA	49,964	9,847,122
Maidenform Brands, Inc. (I)	6,275	147,400
Movado Group, Inc.	4,779	209,081
NIKE, Inc., Class B	237,162	17,227,448
Oxford Industries, Inc. (L)	3,585	243,708
Perry Ellis International, Inc.	3,394	63,943
PVH Corp.	25,631	3,042,143
Quiksilver, Inc. (I) (L)	35,714	251,069
Ralph Lauren Corp.	19,214	3,165,122
RG Barry Corp.	3,084	58,318
Skechers U.S.A., Inc., Class A (I)	10,302	320,495
Steven Madden, Ltd. (I)	10,640	572,751
The Jones Group, Inc. (L)	21,530	323,165
The Swatch Group AG, Bearer Shares	6,072	3,917,055
The Swatch Group AG, Registered Shares	8,517	959,004
Tumi Holdings, Inc. (I)	12,880	259,532
Under Armour, Inc., Class A (I) (L)	35,963	2,857,260
Unifi, Inc. (I)	4,118	96,196
Vera Bradley, Inc. (I) (L)	5,953	122,394
VF Corp. (L)	27,672	5,508,112
Wolverine World Wide, Inc. (L)	13,181	767,530
Yue Yuen Industrial Holdings, Ltd.	145,665	404,023

		87,160,628

		1,022,041,693

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 9.3%
Beverages - 2.0%
Anheuser-Busch InBev NV	158,130	$15,716,987
Asahi Group Holdings, Ltd.	76,112	2,002,898
Beam, Inc.	50,919	3,291,913
Brown-Forman Corp., Class B	51,974	3,540,989
Carlsberg A/S	21,043	2,167,627
Coca-Cola Amatil, Ltd.	112,663	1,288,767
Coca-Cola Bottling Company Consolidated	1,287	80,592
Coca-Cola Enterprises, Inc.	78,025	3,137,385
Coca-Cola HBC AG (I)	38,174	1,132,805
Coca-Cola West Company, Ltd.	11,512	230,279
Constellation Brands, Inc., Class A (I)	52,925	3,037,895
Diageo PLC	493,997	15,697,562
Dr. Pepper Snapple Group, Inc. (L)	64,601	2,895,417
Heineken Holding NV	19,834	1,254,885
Heineken NV	45,340	3,210,715
Kirin Holdings Company, Ltd.	170,590	2,493,254
Molson Coors Brewing Company, Class B	49,448	2,478,828
Monster Beverage Corp. (I)	42,987	2,246,071
National Beverage Corp.	3,035	54,205
PepsiCo, Inc.	489,331	38,901,815
Pernod-Ricard SA	41,768	5,189,572
Remy Cointreau SA (L)	5,005	533,458
SABMiller PLC	189,210	9,645,179
Suntory Beverage & Food, Ltd. (I)	24,300	820,004
The Boston Beer
Company, Inc., Class A (I) (L)	2,221	542,390
The Coca-Cola Company	1,207,463	45,738,698
Treasury Wine Estates, Ltd.	127,322	525,229

		167,855,419
Food & Staples Retailing - 2.0%
Aeon Company, Ltd.	118,104	1,631,193
Arden Group, Inc., Class A	347	45,110
Carrefour SA	118,620	4,065,484
Casey’s General Stores, Inc. (L)	10,058	739,263
Casino Guichard Perrachon SA	11,091	1,143,583
Colruyt SA	14,920	828,363
Costco Wholesale Corp.	138,177	15,906,936
CVS Caremark Corp.	389,833	22,123,023
Delhaize Group SA	20,057	1,264,496
Distribuidora Internacional
de Alimentacion SA	120,260	1,046,956
Fairway Group Holdings Corp. (I) (L)	4,332	110,726
FamilyMart Company, Ltd.	11,503	498,432
Harris Teeter Supermarkets, Inc.	35,116	1,727,356
Ingles Markets, Inc., Class A	3,771	108,341
J Sainsbury PLC	242,946	1,541,526
Jeronimo Martins SGPS SA	49,524	1,017,298
Kesko OYJ, B Shares	12,722	381,811
Koninklijke Ahold NV	198,354	3,436,809
Lawson, Inc.	12,792	1,004,059
Metcash, Ltd.	173,173	517,718
Metro AG	25,506	1,011,969
Nash Finch Company	3,625	95,736
Natural Grocers by
Vitamin Cottage, Inc. (I) (L)	2,533	100,560
Olam International, Ltd. (L)	289,781	353,508
Pricesmart, Inc. (L)	4,999	476,105
Rite Aid Corp. (I)	193,525	921,179
Roundy’s, Inc.	7,507	64,560
Safeway, Inc.	76,808	2,457,088
Seven & I Holdings Company, Ltd.	148,252	5,430,319

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Spartan Stores, Inc.	5,891	$129,955
SUPERVALU, Inc. (I)	142,637	1,173,903
Susser Holdings Corp. (I) (L)	4,777	253,898
Sysco Corp. (L)	187,824	5,978,438
Tesco PLC	1,589,955	9,243,146
The Andersons, Inc.	4,935	344,957
The Chefs’ Warehouse, Inc. (I)	4,373	101,016
The Kroger Company	164,496	6,635,769
The Pantry, Inc. (I)	6,726	74,524
United Natural Foods, Inc. (I)	35,175	2,364,464
Village Super Market, Inc., Class A	1,791	68,094
Wal-Mart Stores, Inc.	515,690	38,140,432
Walgreen Company	275,514	14,822,653
Weis Markets, Inc.	2,715	132,872
Wesfarmers, Ltd.	198,100	7,604,714
Whole Foods Market, Inc.	118,194	6,914,349
WM Morrison Supermarkets PLC	434,399	1,969,511
Woolworths, Ltd.	245,126	8,006,975

		174,009,177
Food Products - 2.3%
Ajinomoto Company, Inc.	118,736	1,563,394
Annie’s, Inc. (I)	3,658	179,608
Archer-Daniels-Midland Company	208,492	7,680,845
Aryzta AG (I)	17,148	1,146,229
Associated British Foods PLC	70,105	2,131,399
B&G Foods, Inc.	14,122	487,915
Barry Callebaut AG	430	431,497
Boulder Brands, Inc. (I) (L)	16,198	259,816
Cal-Maine Foods, Inc. (L)	3,909	188,023
Calavo Growers, Inc.	3,549	107,322
Calbee, Inc.	14,400	418,322
Campbell Soup Company	56,453	2,298,202
Chiquita Brands International, Inc. (I)	12,703	160,820
ConAgra Foods, Inc.	131,870	4,000,936
Danone SA	112,515	8,471,685
Darling International, Inc. (I)	31,584	668,317
DE Master Blenders 1753 NV (I)	99,496	1,673,654
Dean Foods Company (I) (L)	42,104	812,607
Diamond Foods, Inc. (I) (L)	6,272	147,894
Dole Food Company, Inc. (I)	13,790	187,820
Flowers Foods, Inc.	78,453	1,682,032
Fresh Del Monte Produce, Inc.	9,708	288,133
General Mills, Inc.	203,956	9,773,572
Golden Agri-Resources, Ltd.	1,388,145	575,792
Green Mountain Coffee Roasters, Inc. (I) (L)	58,813	4,430,383
Griffin Land & Nurseries, Inc.	988	31,715
Hillshire Brands Company	55,178	1,696,172
Hormel Foods Corp. (L)	43,071	1,814,151
Ingredion, Inc.	34,764	2,300,334
J&J Snack Foods Corp.	3,971	320,539
John B. Sanfilippo & Son, Inc.	2,842	65,906
Kellogg Company	82,642	4,853,565
Kerry Group PLC	28,006	1,706,776
Kerry Group PLC (London Exchange)	1,204	72,862
Kikkoman Corp.	31,188	571,923
Kraft Foods Group, Inc.	188,057	9,861,709
Lancaster Colony Corp.	13,577	1,062,943
Limoneira Company (L)	3,133	80,455
Lindt & Spruengli AG - PC	167	685,496
Lindt & Spruengli AG - REG	20	949,933
McCormick & Company, Inc., Non-
Voting Shares (L)	41,745	2,700,902
Mead Johnson Nutrition Company	64,104	4,760,363

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
MEIJI Holdings Company, Ltd.	11,975	$656,736
Mondelez International, Inc., Class A	564,686	17,742,434
Nestle SA	634,588	44,447,894
Nippon Meat Packers, Inc.	33,882	486,245
Nisshin Seifun Group, Inc.	40,740	411,729
Nissin Food Products Company, Ltd.	11,499	472,736
Omega Protein Corp. (I)	5,634	57,298
Orkla ASA	150,311	1,095,019
Pilgrim’s Pride Corp. (I)	16,266	273,106
Post Holdings, Inc. (I)	23,434	946,031
Sanderson Farms, Inc. (L)	6,132	400,052
Seaboard Corp.	75	206,100
Seneca Foods Corp., Class A (I)	2,297	69,117
Snyders-Lance, Inc.	12,878	371,530
Suedzucker AG	16,063	473,264
Tate & Lyle PLC	91,745	1,094,133
The Hain Celestial Group, Inc. (I) (L)	10,182	785,236
The Hershey Company (L)	47,438	4,388,015
The J.M. Smucker Company	33,928	3,563,797
Tootsie Roll Industries, Inc. (L)	14,435	444,887
Toyo Suisan Kaisha, Ltd.	17,543	515,681
TreeHouse Foods, Inc. (I)	9,547	638,026
Tyson Foods, Inc., Class A	89,813	2,539,912
Unilever NV	320,574	12,475,207
Unilever PLC	252,573	9,754,796
WhiteWave Foods Company, Class A (I) (L)	77,598	1,549,632
Wilmar International, Ltd.	378,261	956,026
Yakult Honsha Company, Ltd.	17,266	866,566
Yamazaki Baking Company, Ltd.	22,390	242,026

		191,225,192
Household Products - 1.4%
Central Garden & Pet Company, Class A (I)	11,849	81,166
Church & Dwight Company, Inc.	62,146	3,731,867
Colgate-Palmolive Company	279,790	16,591,547
Energizer Holdings, Inc.	27,928	2,545,637
Harbinger Group, Inc. (I)	9,234	95,757
Henkel AG & Company, KGaA	25,547	2,262,552
Kimberly-Clark Corp.	121,666	11,463,371
Orchids Paper Products Company	1,916	53,016
Reckitt Benckiser Group PLC	127,302	9,315,219
Spectrum Brands Holdings, Inc.	5,652	372,128
Svenska Cellulosa AB, B Shares	114,857	2,898,181
The Clorox Company (L)	41,591	3,398,817
The Procter & Gamble Company	869,044	65,691,036
Unicharm Corp. (L)	22,422	1,312,456
WD-40 Company	4,081	264,857

		120,077,607
Personal Products - 0.3%
Avon Products, Inc.	137,132	2,824,919
Beiersdorf AG	19,836	1,761,404
Elizabeth Arden, Inc. (I)	6,785	250,502
Inter Parfums, Inc.	4,398	131,896
Kao Corp.	103,504	3,234,102
L’Oreal SA	47,592	8,176,527
Lifevantage Corp. (I) (L)	32,918	78,345
Medifast, Inc. (I)	3,848	103,473
Nature’s Sunshine Products, Inc. (L)	3,413	65,086
Nutraceutical International Corp.	2,881	68,395
Prestige Brands Holdings, Inc. (I)	13,720	413,246
Revlon, Inc., Class A (I)	3,194	88,697
Shiseido Company, Ltd.	70,846	1,276,189
Star Scientific, Inc. (I) (L)	46,908	89,594

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
The Estee Lauder Companies, Inc., Class A	80,850	$5,651,415
The Female Health Company	6,667	65,803
USANA Health Sciences, Inc. (I)	1,641	142,422

		24,422,015
Tobacco - 1.3%
Alliance One International, Inc. (I)	24,923	72,526
Altria Group, Inc.	635,611	21,833,238
British American Tobacco PLC	377,484	20,029,481
Imperial Tobacco Group PLC (I)	191,692	7,102,202
Japan Tobacco, Inc.	216,423	7,814,600
Lorillard, Inc.	119,528	5,352,464
Philip Morris International, Inc.	512,676	44,392,615
Reynolds American, Inc. (L)	100,779	4,916,000
Swedish Match AB	39,740	1,402,773
Universal Corp. (L)	16,332	831,789
Vector Group, Ltd. (L)	16,835	271,038

		114,018,726

		791,608,136
Energy - 8.6%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	32,321	454,026
AMEC PLC	58,470	1,017,513
Atwood Oceanics, Inc. (I)	25,816	1,420,913
Baker Hughes, Inc.	139,778	6,863,100
Basic Energy Services, Inc. (I)	8,100	102,384
Bolt Technology Corp.	2,679	48,356
Bristow Group, Inc.	9,464	688,601
C&J Energy Services, Inc. (I) (L)	12,073	242,426
Cal Dive International, Inc. (I) (L)	30,489	62,502
Cameron International Corp. (I)	78,484	4,581,111
CARBO Ceramics, Inc. (L)	14,093	1,396,757
CGG SA (I)	31,299	721,618
Dawson Geophysical Company (I)	2,225	72,246
Diamond Offshore Drilling, Inc. (L)	22,210	1,384,127
Dresser-Rand Group, Inc. (I)	34,198	2,133,955
Dril-Quip, Inc. (I)	18,201	2,088,565
Ensco PLC, Class A	73,662	3,959,333
Era Group, Inc. (I)	5,492	149,273
Exterran Holdings, Inc. (I)	15,206	419,229
FMC Technologies, Inc. (I)	75,044	4,158,938
Forum Energy Technologies, Inc. (I)	10,307	278,392
Fugro NV	13,852	845,124
Geospace Technologies Corp. (I)	3,470	292,521
Gulf Island Fabrication, Inc.	4,080	100,001
Gulfmark Offshore, Inc., Class A	7,023	357,400
Halliburton Company	269,056	12,955,046
Helix Energy Solutions Group, Inc. (I)	72,018	1,827,097
Helmerich & Payne, Inc. (L)	33,558	2,313,824
Hercules Offshore, Inc. (I)	42,910	316,247
Hornbeck Offshore Services, Inc. (I)	9,431	541,717
ION Geophysical Corp. (I) (L)	36,138	187,918
Key Energy Services, Inc. (I)	40,696	296,674
Matrix Service Company (I)	7,096	139,224
Mitcham Industries, Inc. (I) (L)	3,632	55,533
Nabors Industries, Ltd.	84,438	1,356,074
National Oilwell Varco, Inc.	135,221	10,562,112
Natural Gas Services Group, Inc. (I)	3,494	93,709
Newpark Resources, Inc. (I) (L)	22,939	290,408
Noble Corp.	80,193	3,028,890
Nuverra Environmental Solutions, Inc. (I) (L)	38,417	87,975
Oceaneering International, Inc.	48,522	3,941,927

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	24,735	$2,559,083
Parker Drilling Company (I)	31,792	181,214
Patterson-UTI Energy, Inc. (L)	66,061	1,412,384
Petrofac, Ltd.	51,029	1,162,449
PHI, Inc. (I)	3,549	133,833
Pioneer Energy Services Corp. (I)	16,815	126,281
RigNet, Inc. (I)	3,322	120,323
Rowan Companies PLC, Class A (I)	39,528	1,451,468
Saipem SpA	52,089	1,132,621
Schlumberger, Ltd.	419,064	37,028,495
SEACOR Holdings, Inc. (L)	5,204	470,650
Seadrill, Ltd.	73,872	3,317,560
Subsea 7 SA	51,895	1,078,634
Superior Energy Services, Inc. (I)	71,549	1,791,587
Technip SA	20,017	2,351,165
Tenaris SA	92,902	2,177,262
Tesco Corp. (I)	8,134	134,780
TETRA Technologies, Inc. (I)	20,974	262,804
TGC Industries, Inc.	5,407	42,661
Tidewater, Inc.	22,188	1,315,527
Transocean, Ltd.	70,895	3,156,161
Unit Corp. (I)	19,610	911,669
Vantage Drilling Company (I) (L)	57,260	99,060
Willbros Group, Inc. (I)	11,561	106,130
WorleyParsons, Ltd.	40,638	922,720

		135,279,307
Oil, Gas & Consumable Fuels - 7.0%
Abraxas Petroleum Corp. (I)	26,154	67,216
Adams Resources & Energy, Inc.	633	35,138
Alon USA Energy, Inc.	6,289	64,211
Alpha Natural Resources, Inc. (I) (L)	159,366	949,821
Anadarko Petroleum Corp.	158,670	14,754,723
Apache Corp.	128,803	10,966,287
Approach Resources, Inc. (I) (L)	9,363	246,060
Arch Coal, Inc. (L)	151,571	622,957
Berry Petroleum Company, Class A	13,845	597,135
BG Group PLC	669,780	12,803,744
Bill Barrett Corp. (I) (L)	35,092	881,160
Bonanza Creek Energy, Inc. (I) (L)	7,785	375,704
BP PLC	3,736,595	26,215,489
BPZ Resources, Inc. (I) (L)	35,422	69,073
Cabot Oil & Gas Corp.	133,441	4,980,018
Callon Petroleum Company (I)	12,040	65,859
Caltex Australia, Ltd.	26,541	461,448
Carrizo Oil & Gas, Inc. (I) (L)	10,713	399,702
Chesapeake Energy Corp.	158,894	4,112,177
Chevron Corp.	612,353	74,400,890
Cimarex Energy Company	38,790	3,739,356
Clayton Williams Energy, Inc. (I)	1,757	92,190
Clean Energy Fuels Corp. (I) (L)	18,270	233,491
Cloud Peak Energy, Inc. (I)	16,092	236,070
Comstock Resources, Inc.	12,816	203,903
ConocoPhillips	386,817	26,887,650
CONSOL Energy, Inc.	71,947	2,421,017
Contango Oil & Gas Company	3,537	129,985
Cosmo Oil Company, Ltd. (I)	103,248	193,823
Crosstex Energy, Inc.	12,341	257,803
Delek Group, Ltd.	766	250,136
Delek US Holdings, Inc.	9,835	207,420
Denbury Resources, Inc. (I)	117,654	2,166,010
Devon Energy Corp.	122,616	7,082,300
Diamondback Energy, Inc. (I)	4,731	201,730
Emerald Oil, Inc. (I)	10,295	74,021

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Endeavour International Corp. (I) (L)	13,744	$73,530
Energen Corp.	32,384	2,473,814
Energy XXI Bermuda, Ltd.	20,989	633,868
Eni SpA	500,599	11,541,590
EOG Resources, Inc.	86,124	14,579,071
EPL Oil & Gas, Inc. (I)	7,964	295,544
EQT Corp.	47,571	4,220,499
Equal Energy, Ltd.	10,996	51,791
Evolution Petroleum Corp. (I)	5,468	61,570
EXCO Resources, Inc. (L)	34,865	234,990
Exxon Mobil Corp.	1,396,129	120,122,939
Forest Oil Corp. (I) (L)	31,884	194,492
FX Energy, Inc. (I) (L)	15,565	53,544
Galp Energia SGPS SA	68,266	1,137,661
GasLog, Ltd. (L)	7,017	104,764
Gastar Exploration, Ltd. (I)	17,472	69,014
Goodrich Petroleum Corp. (I) (L)	7,115	172,823
Green Plains Renewable Energy, Inc.	7,034	112,896
Gulf Coast Ultra Deep Royalty Trust (I)	33,747	73,568
Halcon Resources Corp. (I) (L)	54,979	243,557
Hess Corp.	92,318	7,139,874
HollyFrontier Corp. (L)	89,648	3,775,077
Idemitsu Kosan Company, Ltd.	4,287	371,806
Inpex Corp.	172,400	2,037,941
Isramco, Inc. (I)	20	2,479
Japan Petroleum Exploration Company, Ltd.	5,854	252,370
JX Holdings, Inc.	441,837	2,297,844
Kinder Morgan, Inc.	214,144	7,617,102
KiOR, Inc., Class A (I) (L)	12,724	35,882
Knightsbridge Tankers, Ltd.	7,350	74,750
Kodiak Oil & Gas Corp. (I)	69,972	843,862
Koninklijke Vopak NV	13,838	792,338
Lundin Petroleum AB (I)	43,758	943,912
Magnum Hunter Resources Corp. (I)	46,225	285,208
Marathon Oil Corp.	224,296	7,823,444
Marathon Petroleum Corp.	99,420	6,394,694
Matador Resources Company (I)	13,202	215,589
Midstates Petroleum Company, Inc. (I) (L)	9,728	49,905
Miller Energy Resources, Inc. (I) (L)	9,403	68,266
Murphy Oil Corp. (L)	55,122	3,324,959
Neste Oil OYJ	25,207	559,463
Newfield Exploration Company (I)	42,467	1,162,322
Noble Energy, Inc.	113,655	7,616,022
Nordic American Tankers, Ltd. (L)	18,163	149,663
Northern Oil and Gas, Inc. (I) (L)	16,964	244,791
Occidental Petroleum Corp.	254,987	23,851,484
OMV AG	28,966	1,431,446
Origin Energy, Ltd.	216,020	2,841,785
Panhandle Oil and Gas, Inc., Class A	2,326	65,779
PDC Energy, Inc. (I)	8,050	479,297
Peabody Energy Corp.	86,339	1,489,348
Penn Virginia Corp. (I) (L)	16,296	108,368
Petroquest Energy, Inc. (I) (L)	16,282	65,291
Phillips 66	193,434	11,184,354
Pioneer Natural Resources Company	44,304	8,364,595
QEP Resources, Inc.	57,208	1,584,090
Quicksilver Resources, Inc. (I) (L)	34,214	67,402
Range Resources Corp.	51,616	3,917,138
Renewable Energy Group, Inc. (I)	5,881	89,097
Rentech, Inc.	61,103	120,984
Repsol SA	168,345	4,187,357
Resolute Energy Corp. (I)	17,933	149,920
REX American Resources Corp. (I)	1,558	47,893

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp. (I)	12,002	$267,645
Rosetta Resources, Inc. (I)	43,491	2,368,520
Royal Dutch Shell PLC, B Shares	503,733	17,410,319
Royal Dutch Shell PLC, Class A	763,825	25,230,279
Sanchez Energy Corp. (I)	7,466	197,177
Santos, Ltd.	190,165	2,684,917
Scorpio Tankers, Inc.	43,081	420,471
SemGroup Corp., Class A	10,985	626,365
Ship Finance International, Ltd. (L)	13,420	204,923
Showa Shell Sekiyu KK	37,773	423,778
SM Energy Company	30,007	2,316,240
Solazyme, Inc. (I) (L)	12,837	138,254
Southwestern Energy Company (I)	111,289	4,048,694
Spectra Energy Corp.	211,742	7,247,929
Statoil ASA	219,630	4,989,282
Stone Energy Corp. (I) (L)	13,273	430,443
Swift Energy Company (I) (L)	11,821	134,996
Synergy Resources Corp. (I)	11,352	110,682
Targa Resources Corp.	8,579	625,924
Teekay Tankers, Ltd., Class A (L)	18,409	48,232
Tesoro Corp.	42,954	1,889,117
The Williams Companies, Inc.	216,002	7,853,833
TonenGeneral Sekiyu KK	55,557	513,669
Total SA (L)	420,947	24,466,003
Triangle Petroleum Corp. (I)	12,644	124,164
Tullow Oil PLC	178,645	2,963,809
Ur-Energy, Inc. (I) (L)	37,770	43,813
Uranium Energy Corp. (I) (L)	26,173	58,889
Vaalco Energy, Inc. (I)	16,292	90,909
Valero Energy Corp.	172,619	5,894,939
W&T Offshore, Inc. (L)	9,265	164,176
Warren Resources, Inc. (I)	22,448	65,773
Western Refining, Inc. (L)	14,183	426,057
Westmoreland Coal Company (I)	3,903	51,442
Whitehaven Coal, Ltd. (I)	114,879	215,425
Woodside Petroleum, Ltd.	129,680	4,637,180
World Fuel Services Corp. (L)	32,646	1,218,022
WPX Energy, Inc. (I) (L)	63,457	1,222,182

		589,846,905

		725,126,212
Financials - 19.1%
Capital Markets - 2.1%
3i Group PLC	191,173	1,126,279
Aberdeen Asset Management PLC	188,700	1,157,151
Affiliated Managers Group, Inc. (I)	23,705	4,329,481
Ameriprise Financial, Inc.	62,238	5,668,637
Apollo Investment Corp.	160,272	1,306,217
Arlington Asset Investment Corp., Class A	4,137	98,378
BGC Partners, Inc., Class A	34,554	195,230
BlackRock Kelso Capital Corp.	19,422	184,315
BlackRock, Inc.	39,998	10,824,259
Calamos Asset Management, Inc., Class A	5,730	57,243
Capital Southwest Corp.	3,448	117,956
Cohen & Steers, Inc. (L)	5,072	179,092
Cowen Group, Inc., Class A (I)	27,806	95,931
Credit Suisse Group AG	294,835	9,034,703
Daiwa Securities Group, Inc.	326,576	2,946,757
Deutsche Bank AG	200,620	9,211,598
Diamond Hill Investment Group, Inc.	887	94,865
E*TRADE Financial Corp. (I)	90,727	1,496,996
Eaton Vance Corp. (L)	54,422	2,113,206
Evercore Partners, Inc., Class A	8,400	413,532

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
FBR & Company (I)	2,605	$69,840
Federated Investors, Inc., Class B (L)	42,240	1,147,238
Fidus Investment Corp.	4,151	80,529
Fifth Street Finance Corp.	32,059	329,887
Financial Engines, Inc. (L)	13,041	775,157
Franklin Resources, Inc.	128,516	6,496,484
FXCM, Inc., Class A	9,864	194,814
GAMCO Investors, Inc., Class A	1,727	131,131
GFI Group, Inc.	19,693	77,787
Gladstone Capital Corp. (L)	6,948	60,656
Gladstone Investment Corp.	8,959	63,161
Golub Capital BDC, Inc. (L)	9,240	160,222
Greenhill & Company, Inc. (L)	19,067	951,062
GSV Capital Corp. (I) (L)	6,500	96,330
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	4,653	53,044
Hargreaves Lansdown PLC	41,987	665,820
Hercules Technology Growth Capital, Inc.	16,293	248,468
HFF, Inc., Class A	9,095	227,830
ICAP PLC	108,083	655,134
ICG Group, Inc. (I)	10,662	151,294
INTL. FCStone, Inc. (I) (L)	4,010	82,005
Invesco, Ltd.	140,712	4,488,713
Investec PLC	113,031	732,929
Investment Technology Group, Inc. (I)	10,189	160,171
Janus Capital Group, Inc. (L)	106,347	905,013
Julius Baer Group, Ltd. (I)	44,027	2,055,228
KCAP Financial, Inc. (L)	8,244	74,031
KCG Holdings, Inc., Class A (I)	17,915	155,323
Ladenburg Thalmann
Financial Services, Inc. (I)	31,290	56,635
Legg Mason, Inc. (L)	34,933	1,168,160
Macquarie Group, Ltd.	60,166	2,691,775
Main Street Capital Corp.	9,344	279,666
Manning & Napier, Inc.	4,081	68,071
MCG Capital Corp.	19,750	99,540
Medallion Financial Corp.	5,473	81,438
Mediobanca SpA	101,597	709,705
Medley Capital Corp.	7,919	109,203
Morgan Stanley	441,322	11,893,628
MVC Capital, Inc.	6,848	89,435
New Mountain Finance Corp. (L)	8,306	119,689
Nomura Holdings, Inc.	714,534	5,579,563
Northern Trust Corp.	72,104	3,921,737
Oppenheimer Holdings, Inc., Class A	2,827	50,236
Partners Group Holding AG	3,413	836,141
Pennantpark Floating Rate Capital, Ltd.	3,528	48,616
PennantPark Investment Corp.	18,089	203,682
Piper Jaffray Companies (I)	4,535	155,505
Prospect Capital Corp.	62,959	703,882
Ratos AB	38,643	359,942
Raymond James Financial, Inc.	55,196	2,300,017
Safeguard Scientifics, Inc. (I) (L)	5,901	92,587
SBI Holdings, Inc.	39,790	517,613
Schroders PLC	20,001	834,153
SEI Investments Company	64,955	2,007,759
Solar Capital, Ltd.	11,608	257,349
Solar Senior Capital, Ltd.	3,718	67,221
State Street Corp.	141,625	9,311,844
Stellus Capital Investment Corp. (L)	3,920	58,722
Stifel Financial Corp. (I) (L)	16,874	695,546
SWS Group, Inc. (I)	9,138	50,990
T. Rowe Price Group, Inc.	82,151	5,909,121

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
TCP Capital Corp.	7,112	$115,357
The Bank of New York Mellon Corp.	362,563	10,945,777
The Charles Schwab Corp.	367,503	7,769,013
The Goldman Sachs Group, Inc.	132,418	20,949,852
THL Credit, Inc.	7,348	114,776
TICC Capital Corp.	14,261	139,045
Triangle Capital Corp.	7,391	217,074
UBS AG (I)	717,280	14,674,210
Virtus Investment Partners, Inc. (I)	1,531	249,002
Waddell & Reed Financial, Inc., Class A	38,439	1,978,840
Walter Investment Management Corp. (I)	9,910	391,841
Westwood Holdings Group, Inc.	2,038	97,926
WisdomTree Investments, Inc. (I)	27,072	314,306

		181,227,317
Commercial Banks - 6.0%
1st Source Corp.	3,846	103,534
1st United Bancorp, Inc.	9,450	69,269
American National Bankshares, Inc.	2,788	64,682
Ameris Bancorp (I)	6,761	124,267
Ames National Corp.	2,853	64,963
Aozora Bank, Ltd.	211,064	626,555
Arrow Financial Corp. (L)	3,394	86,569
Associated Banc-Corp.	74,245	1,150,055
Australia & New Zealand Banking Group, Ltd.	539,952	15,516,621
Banca Monte dei Paschi di Siena SpA (I) (L)	1,292,765	359,231
Bancfirst Corp.	1,775	95,974
Banco Bilbao Vizcaya Argentaria SA	1,088,621	12,230,120
Banco de Sabadell SA	523,925	1,319,349
Banco Espirito Santo SA (I)	355,345	378,553
Banco Latinoamericano de
Comercio Exterior SA	7,416	184,807
Banco Popular Espanol SA (I)	252,784	1,368,892
Banco Santander SA	2,191,575	17,966,245
BancorpSouth, Inc. (L)	62,847	1,253,169
Bank Hapoalim, Ltd.	206,914	1,046,376
Bank Leumi Le-Israel, Ltd. (I)	245,666	914,241
Bank of East Asia, Ltd.	244,539	1,035,009
Bank of Hawaii Corp. (L)	20,089	1,093,846
Bank of Ireland (I)	4,149,088	1,189,398
Bank of Marin Bancorp, Class A	1,749	72,671
Bank of the Ozarks, Inc. (L)	8,246	395,726
Bankia SA (I)	793,064	863,750
Banner Corp.	5,277	201,370
Banque Cantonale Vaudoise	610	336,126
Barclays PLC	2,405,073	10,347,674
BB&T Corp.	222,049	7,494,154
BBCN Bancorp, Inc.	21,539	296,377
Bendigo and Adelaide Bank, Ltd.	80,037	748,495
BNP Paribas SA	195,562	13,236,760
BOC Hong Kong Holdings, Ltd.	728,152	2,340,685
Boston Private Financial Holdings, Inc. (L)	21,560	239,316
Bridge Bancorp, Inc.	2,983	64,135
Bridge Capital Holdings (I)	3,432	58,275
Bryn Mawr Bank Corp.	3,876	104,536
C&F Financial Corp. (L)	1,028	49,755
CaixaBank	232,672	1,021,881
Camden National Corp.	2,246	91,861
Capital Bank Financial Corp., Class A (I)	6,525	143,224
Capital City Bank Group, Inc. (I) (L)	3,997	47,085
Cardinal Financial Corp.	8,230	136,042
Cathay General Bancorp	53,983	1,261,583
Centerstate Banks, Inc.	9,243	89,472
Central Pacific Financial Corp.	6,016	106,483

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Chemical Financial Corp.	7,255	$202,560
Citizens & Northern Corp.	3,922	78,205
City Holding Company (L)	4,220	182,473
City National Corp. (L)	21,281	1,418,591
CNB Financial Corp.	4,485	76,469
CoBiz Financial, Inc.	10,090	97,469
Columbia Banking System, Inc.	13,718	338,835
Comerica, Inc.	59,103	2,323,339
Commerce Bancshares, Inc.	34,541	1,513,241
Commerzbank AG (I)	190,391	2,192,109
Commonwealth Bank of Australia	317,199	21,085,742
Community Bank Systems, Inc. (L)	10,440	356,213
Community Trust Bancorp, Inc.	3,634	147,504
Credit Agricole SA (I)	196,602	2,169,529
CU Bancorp (I)	3,309	60,389
Cullen/Frost Bankers, Inc. (L)	23,480	1,656,514
Customers Bancorp, Inc. (I)	5,803	93,428
CVB Financial Corp.	24,832	335,729
Danske Bank A/S (I)	128,971	2,775,998
DBS Group Holdings, Ltd.	336,810	4,411,221
DNB ASA	192,281	2,920,599
Eagle Bancorp, Inc. (I)	6,105	172,710
East West Bancorp, Inc.	61,724	1,972,082
Enterprise Financial Services Corp.	5,364	90,008
Erste Group Bank AG	50,705	1,602,528
Farmers Capital Bank Corp. (I)	2,483	54,278
Fidelity Southern Corp. (L)	3,491	53,552
Fifth Third Bancorp	284,555	5,133,372
Financial Institutions, Inc.	4,212	86,178
First Bancorp North Carolina	5,228	75,545
First BanCorp Puerto Rico (I)	19,375	110,050
First Bancorp, Inc. Maine	3,045	51,095
First Busey Corp.	21,377	111,374
First Commonwealth Financial Corp. (L)	26,170	198,630
First Community Bancshares, Inc.	5,183	84,742
First Connecticut Bancorp, Inc.	5,673	83,393
First Financial Bancorp	15,776	239,322
First Financial Bankshares, Inc. (L)	8,396	493,853
First Financial Corp.	3,079	97,204
First Financial Holdings, Inc.	6,519	359,588
First Horizon National Corp. (L)	107,891	1,185,722
First Interstate Bancsystem, Inc.	4,951	119,567
First Merchants Corp.	7,779	134,810
First Midwest Bancorp, Inc.	19,468	294,161
First Niagara Financial Group, Inc.	158,767	1,646,414
First Security Group, Inc. (I) (L)	18,326	38,118
FirstMerit Corp.	117,486	2,550,621
Flushing Financial Corp.	8,613	158,910
FNB Corp. (L)	38,479	466,750
Fukuoka Financial Group, Inc.	152,078	688,820
Fulton Financial Corp.	87,445	1,021,358
German American Bancorp, Inc.	3,955	99,745
Glacier Bancorp, Inc.	19,435	480,239
Great Southern Bancorp, Inc.	2,927	82,629
Hancock Holding Company	59,294	1,860,646
Hang Seng Bank, Ltd.	150,451	2,451,713
Hanmi Financial Corp.	8,622	142,867
Heartland Financial USA, Inc.	4,088	113,892
Heritage Commerce Corp.	7,221	55,241
Heritage Financial Corp.	4,906	76,141
Heritage Oaks Bancorp (I)	7,018	44,915
Hokuhoku Financial Group, Inc.	225,308	474,534
Home BancShares, Inc.	12,231	371,455

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home Federal Bancorp, Inc.	4,672	$58,774
Hometrust Bancshares, Inc. (I)	6,210	102,465
Horizon Bancorp	3,025	70,634
HSBC Holdings PLC	3,665,353	39,722,217
Hudson Valley Holding Corp.	4,931	92,604
Huntington Bancshares, Inc.	265,539	2,193,352
Iberiabank Corp.	7,875	408,476
Independent Bank Corp. (L)	6,029	215,235
Independent Bank Group, Inc.	1,335	48,060
International Bancshares Corp.	39,904	863,124
Intesa Sanpaolo SpA	2,287,579	4,726,349
Investors Bancorp, Inc.	12,444	272,275
KBC Groep NV	45,124	2,217,797
KeyCorp	291,098	3,318,517
Lakeland Bancorp, Inc.	8,970	100,913
Lakeland Financial Corp.	4,542	148,296
Lloyds Banking Group PLC (I)	9,096,683	10,852,922
M&T Bank Corp. (L)	41,391	4,632,481
Macatawa Bank Corp. (I)	7,599	40,883
MainSource Financial Group, Inc.	5,960	90,532
MB Financial, Inc.	14,546	410,779
Mercantile Bank Corp.	2,573	56,040
Merchants Bancshares, Inc.	1,936	56,047
Metro Bancorp, Inc. (I)	4,195	88,137
MetroCorp Bancshares, Inc.	5,011	68,951
Mitsubishi UFJ Financial Group	2,507,476	16,085,079
Mizrahi Tefahot Bank, Ltd.	25,529	281,470
Mizuho Financial Group, Inc.	4,518,843	9,836,018
National Australia Bank, Ltd.	461,063	14,772,751
National Bank Holdings Corp.	14,150	290,641
National Bankshares, Inc. (L)	2,324	83,408
National Penn Bancshares, Inc.	31,050	312,053
Natixis	182,348	873,345
NBT Bancorp, Inc.	11,307	259,835
NewBridge Bancorp (I) (L)	8,104	59,078
Nordea Bank AB	557,850	6,739,911
Northrim BanCorp, Inc.	2,405	57,961
OFG Bancorp (L)	12,328	199,590
Old National Bancorp	26,966	382,917
OmniAmerican Bancorp, Inc. (I)	3,486	85,268
Oversea-Chinese Banking Corp., Ltd.	507,663	4,169,322
Pacific Continental Corp.	5,793	75,946
Pacific Premier Bancorp, Inc. (I)	4,851	65,197
PacWest Bancorp (L)	10,278	353,152
Park National Corp.	3,054	241,510
Park Sterling Corp.	14,173	90,849
Penns Woods Bancorp, Inc.	1,440	71,741
Peoples Bancorp, Inc.	3,450	72,036
Pinnacle Financial Partners, Inc. (I)	9,286	276,816
PNC Financial Services Group, Inc.	167,544	12,138,563
Preferred Bank (I)	3,741	66,552
PrivateBancorp, Inc.	17,405	372,467
Prosperity Bancshares, Inc. (L)	40,831	2,524,989
Raiffeisen Bank International AG (L)	9,886	323,540
Regions Financial Corp.	447,416	4,143,072
Renasant Corp. (L)	8,568	232,793
Republic Bancorp, Inc., Class A (L)	2,705	74,523
Resona Holdings, Inc.	370,982	1,899,976
Royal Bank of Scotland Group PLC (I)	421,460	2,450,109
S&T Bancorp, Inc.	7,854	190,224
Sandy Spring Bancorp, Inc.	6,730	156,540
Seacoast Banking Corp. of Florida (I)	25,179	54,638
Seven Bank, Ltd.	116,990	392,041

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Shinsei Bank, Ltd.	324,237	$788,613
Sierra Bancorp	4,169	65,578
Signature Bank (I) (L)	21,184	1,938,760
Simmons First National Corp., Class A	4,490	139,594
Skandinaviska Enskilda Banken AB, Series A	298,850	3,167,813
Societe Generale SA	138,186	6,891,635
Southside Bancshares, Inc. (L)	5,039	135,146
Southwest Bancorp, Inc. (I)	5,651	83,691
Standard Chartered PLC	476,336	11,424,787
State Bank Financial Corp.	9,070	143,941
StellarOne Corp.	6,329	142,403
Sterling Bancorp	9,042	124,147
Sterling Financial Corp.	9,267	265,500
Suffolk Bancorp (I)	3,580	63,438
Sumitomo Mitsui Financial Group, Inc.	250,412	12,156,994
Sumitomo Mitsui Trust Holdings, Inc.	652,956	3,242,764
Sun Bancorp, Inc. (I)	13,374	51,222
SunTrust Banks, Inc.	170,559	5,529,523
Suruga Bank, Ltd.	35,088	605,662
Susquehanna Bancshares, Inc.	48,954	614,373
SVB Financial Group (I)	20,417	1,763,416
Svenska Handelsbanken AB, Class A	98,145	4,199,250
Swedbank AB, Class A	178,184	4,155,654
SY Bancorp, Inc.	4,136	117,173
Synovus Financial Corp.	438,480	1,446,984
Taylor Capital Group, Inc. (I)	4,873	107,937
TCF Financial Corp. (L)	73,713	1,052,622
Texas Capital Bancshares, Inc. (I) (L)	10,834	498,039
The Bancorp, Inc. (I)	9,136	161,890
The Bank of Kyoto, Ltd.	63,355	558,563
The Bank of Yokohama, Ltd.	231,776	1,327,184
The Chiba Bank, Ltd.	146,129	1,069,648
The Chugoku Bank, Ltd.	31,112	438,329
The First of Long Island Corp.	2,534	98,446
The Gunma Bank, Ltd.	75,025	440,397
The Hachijuni Bank, Ltd.	81,874	510,677
The Hiroshima Bank, Ltd.	98,000	418,921
The Iyo Bank, Ltd.	50,759	533,464
The Joyo Bank, Ltd.	133,685	720,423
The Nishi-Nippon City Bank, Ltd.	136,559	373,003
The Shizuoka Bank, Ltd.	111,299	1,270,199
Tompkins Financial Corp.	3,340	154,375
TowneBank (L)	7,318	105,526
TriCo Bancshares	4,642	105,745
Trustmark Corp. (L)	48,005	1,228,928
U.S. Bancorp	581,433	21,268,819
UMB Financial Corp. (L)	8,485	461,075
Umpqua Holdings Corp. (L)	29,711	481,912
UniCredit SpA	854,357	5,467,221
Union First Market Bankshares Corp. (L)	5,644	131,900
Unione di Banche Italiane SCPA	168,451	851,897
United Bankshares, Inc. (L)	13,356	387,057
United Community Banks, Inc. (I)	12,135	182,025
United Overseas Bank, Ltd.	250,364	4,128,370
Univest Corp. of Pennsylvania	4,909	92,535
Valley National Bancorp (L)	89,448	890,008
ViewPoint Financial Group	10,578	218,647
Virginia Commerce Bancorp, Inc. (I)	7,517	116,739
Washington Banking Company	5,169	72,676
Washington Trust Bancorp, Inc.	4,051	127,323
Webster Financial Corp.	64,348	1,642,804
Wells Fargo & Company	1,532,316	63,315,297
WesBanco, Inc.	6,679	198,567

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
West Bancorp, Inc.	5,512	$76,066
WestAmerica Bancorp. (L)	18,959	943,021
Western Alliance Bancorp (I)	19,807	374,947
Westpac Banking Corp.	610,750	18,663,657
Wilshire Bancorp, Inc.	17,108	139,943
Wintrust Financial Corp.	9,747	400,309
Yamaguchi Financial Group, Inc.	41,936	413,040
Zions Bancorporation (L)	58,881	1,614,517

		512,758,620
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	75,500	285,732
AEON Credit Service Company, Ltd.	13,153	414,690
American Express Company	294,247	22,221,533
Capital One Financial Corp.	184,859	12,707,208
Cash America International, Inc. (L)	7,599	344,083
Credit Acceptance Corp. (I)	1,884	208,766
Credit Saison Company, Ltd.	30,995	842,969
DFC Global Corp. (I) (L)	11,114	122,143
Discover Financial Services	152,390	7,701,791
Encore Capital Group, Inc. (I) (L)	6,300	288,918
Ezcorp, Inc., Class A (I)	13,777	232,556
First Cash Financial Services, Inc. (I) (L)	7,863	455,661
Green Dot Corp., Class A (I)	7,114	187,312
Nelnet, Inc., Class A	6,082	233,853
Nicholas Financial, Inc.	3,621	58,986
Portfolio Recovery Associates, Inc. (I)	13,512	809,909
Regional Management Corp. (I)	1,774	56,413
SLM Corp.	140,514	3,498,799
World Acceptance Corp. (I) (L)	2,515	226,149

		50,897,471
Diversified Financial Services - 3.4%
ASX, Ltd.	38,077	1,227,068
Bank of America Corp.	3,401,473	46,940,327
Berkshire Hathaway, Inc., Class B (I)	570,673	64,777,092
CBOE Holdings, Inc.	39,332	1,778,986
Citigroup, Inc.	962,892	46,709,891
CME Group, Inc.	99,820	7,374,702
Deutsche Boerse AG	37,978	2,857,793
Eurazeo	6,129	393,396
EXOR SpA	19,370	727,330
First Pacific Company, Ltd.	465,275	512,689
Groupe Bruxelles Lambert SA	15,873	1,350,110
Hong Kong Exchanges & Clearing, Ltd.	215,746	3,457,835
Industrivarden AB, C Shares (I)	24,254	446,939
ING Groep NV (I)	753,873	8,554,369
IntercontinentalExchange, Inc. (I) (L)	23,032	4,178,465
Investment AB Kinnevik, B Shares	44,001	1,525,329
Investor AB, B Shares	89,664	2,720,741
Japan Exchange Group, Inc.	48,500	1,078,596
JPMorgan Chase & Company	1,193,232	61,678,162
Leucadia National Corp.	99,601	2,713,131
London Stock Exchange Group PLC	34,662	862,511
MarketAxess Holdings, Inc.	10,006	600,760
Marlin Business Services Corp.	2,341	58,431
McGraw-Hill Financial, Inc.	86,368	5,664,877
MicroFinancial, Inc.	482	3,798
Mitsubishi UFJ Lease &
Finance Company, Ltd.	114,480	608,250
Moody’s Corp.	61,411	4,319,036
MSCI, Inc. (I)	54,263	2,184,628
NewStar Financial, Inc. (I) (L)	7,281	133,024
NYSE Euronext	76,895	3,228,052

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
ORIX Corp. (L)	245,800	$4,022,931
Pargesa Holding SA	5,417	406,032
PHH Corp. (I)	15,103	358,545
PICO Holdings, Inc. (I)	6,504	140,877
Pohjola Bank OYJ	27,233	452,582
Singapore Exchange, Ltd.	168,648	976,480
The NASDAQ OMX Group, Inc.	37,219	1,194,358
Wendel SA	6,330	858,222

		287,076,345
Insurance - 3.6%
ACE, Ltd.	107,662	10,072,857
Admiral Group PLC	37,718	753,079
Aegon NV	350,038	2,591,914
Aflac, Inc.	147,558	9,147,120
Ageas	45,450	1,841,276
AIA Group, Ltd.	2,370,134	11,157,921
Alleghany Corp. (I)	7,546	3,091,219
Allianz SE	89,725	14,105,105
Ambac Financial Group, Inc. (I)	11,548	209,481
American Equity Investment Life
Holding Company (L)	17,199	364,963
American Financial Group, Inc.	31,912	1,725,163
American International Group, Inc.	467,215	22,720,665
American Safety Insurance Holdings, Ltd. (I)	2,945	88,939
AMERISAFE, Inc.	5,002	177,621
AMP, Ltd.	579,329	2,491,896
Amtrust Financial Services, Inc. (L)	8,120	317,167
Aon PLC	97,854	7,284,252
Argo Group International Holdings, Ltd.	7,188	308,221
Arthur J. Gallagher & Company	57,276	2,500,097
Aspen Insurance Holdings, Ltd.	30,154	1,094,289
Assicurazioni Generali SpA	229,753	4,589,522
Assurant, Inc.	24,110	1,304,351
Aviva PLC (I)	579,833	3,721,691
AXA SA	352,966	8,191,353
Baldwin & Lyons, Inc., Class B	2,703	65,899
Baloise Holding AG	9,337	1,032,499
Brown & Brown, Inc.	53,292	1,710,673
Cincinnati Financial Corp. (L)	46,357	2,186,196
Citizens, Inc. (I) (L)	12,332	106,548
CNO Financial Group, Inc.	59,155	851,832
CNP Assurances	33,758	608,439
Crawford & Company, Class B	7,559	73,322
Delta Lloyd NV	37,212	790,553
Direct Line Insurance Group PLC	162,268	560,077
Eastern Insurance Holdings, Inc.	2,366	57,754
eHealth, Inc. (I)	5,392	173,946
EMC Insurance Group, Inc.	1,650	49,797
Employers Holdings, Inc.	8,292	246,604
Enstar Group, Ltd. (I)	2,464	336,582
Everest Re Group, Ltd. (L)	21,832	3,174,591
FBL Financial Group, Inc., Class A	2,507	112,564
Fidelity National Financial, Inc., Class A	96,874	2,576,848
First American Financial Corp.	76,307	1,858,075
Genworth Financial, Inc., Class A (I)	157,742	2,017,520
Gjensidige Forsikring ASA	39,315	593,806
Global Indemnity PLC (I)	2,773	70,601
Greenlight Capital Re, Ltd., Class A (I) (L)	7,590	215,860
Hallmark Financial Services, Inc. (I)	5,291	46,931
Hannover Rueckversicherung AG	11,862	872,400
Hartford Financial Services Group, Inc.	144,263	4,489,465
HCC Insurance Holdings, Inc.	44,882	1,966,729
HCI Group, Inc. (L)	2,542	103,815

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hilltop Holdings, Inc. (I)	16,479	$304,862
Horace Mann Educators Corp.	10,600	300,828
Infinity Property & Casualty Corp.	3,132	202,327
Insurance Australia Group, Ltd.	409,112	2,240,677
Investors Title Company	623	46,787
Kansas City Life Insurance Company	1,534	67,833
Kemper Corp.	23,459	788,222
Legal & General Group PLC	1,163,859	3,702,096
Lincoln National Corp.	84,924	3,565,959
Loews Corp.	97,191	4,542,707
Maiden Holdings, Ltd.	13,566	160,214
Mapfre SA	151,424	542,068
Marsh & McLennan Companies, Inc.	174,178	7,585,452
Meadowbrook Insurance Group, Inc.	14,497	94,231
Mercury General Corp.	16,319	788,371
MetLife, Inc.	355,256	16,679,269
Montpelier Re Holdings, Ltd. (L)	11,938	310,985
MS&AD Insurance Group Holdings	99,696	2,612,534
Muenchener Rueckversicherungs AG	35,294	6,903,700
National Interstate Corp.	1,966	54,674
National Western Life Insurance
Company, Class A	649	130,949
NKSJ Holdings, Inc.	65,378	1,686,965
Old Mutual PLC	963,206	2,925,505
Old Republic International Corp.	108,340	1,668,436
OneBeacon Insurance Group, Ltd., Class A	6,242	92,132
Platinum Underwriters Holdings, Ltd.	8,015	478,736
Primerica, Inc.	39,573	1,596,375
Principal Financial Group, Inc.	87,325	3,739,257
Protective Life Corp.	35,188	1,497,249
Prudential Financial, Inc.	147,471	11,499,789
Prudential PLC	503,618	9,388,742
QBE Insurance Group, Ltd.	236,133	3,232,508
Reinsurance Group of America, Inc.	31,826	2,132,024
Resolution, Ltd.	278,997	1,435,836
RLI Corp. (L)	5,433	474,953
RSA Insurance Group PLC	719,164	1,407,906
Safety Insurance Group, Inc.	3,441	182,270
Sampo OYJ	82,471	3,544,428
SCOR SE	30,224	1,001,556
Selective Insurance Group, Inc. (L)	14,855	363,948
Sony Financial Holdings, Inc.	34,216	629,128
StanCorp Financial Group, Inc. (L)	19,909	1,095,393
Standard Life PLC	463,988	2,594,650
State Auto Financial Corp.	4,317	90,398
Stewart Information Services Corp. (L)	5,774	184,710
Suncorp Group, Ltd.	253,179	3,090,174
Swiss Life Holding (I)	6,311	1,194,796
Swiss Re, Ltd. (I)	69,303	5,732,465
Symetra Financial Corp.	21,208	377,927
T&D Holdings, Inc.	113,962	1,415,871
The Allstate Corp.	145,512	7,355,632
The Chubb Corp.	80,401	7,176,593
The Dai-ichi Life Insurance Company, Ltd.	167,200	2,396,601
The Hanover Insurance Group, Inc.	19,727	1,091,298
The Navigators Group, Inc. (I)	2,762	159,561
The Phoenix Companies, Inc. (I)	1,710	66,126
The Progressive Corp.	175,452	4,777,558
The Travelers Companies, Inc.	119,146	10,100,006
Tokio Marine Holdings, Inc.	136,302	4,471,426
Torchmark Corp. (L)	29,306	2,120,289
Tower Group International, Ltd. (L)	14,973	104,811
Tryg A/S	4,891	450,176

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	5,751	$175,233
Universal Insurance Holdings, Inc. (L)	8,915	62,851
Unum Group (L)	84,510	2,572,484
Vienna Insurance Group AG	7,525	386,354
W.R. Berkley Corp.	49,150	2,106,569
XL Group PLC	91,676	2,825,454
Zurich Insurance Group AG	29,187	7,516,962

		309,094,944
Real Estate Investment Trusts - 2.5%
Acadia Realty Trust	14,548	359,045
AG Mortgage Investment Trust, Inc.	6,942	115,376
Agree Realty Corp.	3,886	117,279
Alexander’s, Inc.	581	166,236
Alexandria Real Estate Equities, Inc.	32,034	2,045,371
American Assets Trust, Inc.	9,119	278,221
American Campus Communities, Inc.	46,987	1,604,606
American Capital Mortgage Investment Corp.	15,278	301,893
American Realty Capital Properties, Inc.	39,910	486,902
AmREIT, Inc., Class B	4,841	83,991
Anworth Mortgage Asset Corp.	40,038	193,384
Apartment Investment & Management
Company, Class A	46,424	1,297,087
Apollo Commercial Real Estate Finance, Inc.	9,523	145,416
Apollo Residential Mortgage, Inc.	8,531	124,467
ARMOUR Residential REIT, Inc.	98,963	415,645
Ascendas Real Estate Investment Trust	401,239	729,539
Ashford Hospitality Trust, Inc.	14,328	176,808
Associated Estates Realty Corp.	13,274	197,915
AvalonBay Communities, Inc.	38,492	4,891,948
Aviv REIT, Inc.	3,260	74,328
Beni Stabili SpA (I)	44	28
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	86,149	1,601,510
Boston Properties, Inc.	48,004	5,131,628
BRE Properties, Inc.	34,604	1,756,499
British Land Company PLC	185,444	1,736,173
Camden Property Trust	38,236	2,349,220
Campus Crest Communities, Inc.	16,950	183,060
CapitaCommercial Trust	393,000	454,403
CapitaMall Trust	474,981	742,277
CapLease, Inc.	24,054	204,218
Capstead Mortgage Corp.	24,753	291,343
Cedar Realty Trust, Inc.	21,155	109,583
CFS Retail Property Trust Group	417,270	778,878
Chambers Street Properties	64,756	568,558
Chatham Lodging Trust	5,305	94,747
Chesapeake Lodging Trust	13,249	311,881
Colonial Properties Trust	23,314	524,332
Colony Financial, Inc.	17,091	341,478
Coresite Realty Corp.	5,528	187,620
Corio NV	13,235	569,601
Corporate Office Properties Trust	39,155	904,481
Corrections Corp. of America	51,900	1,793,145
Cousins Properties, Inc.	28,666	294,973
CubeSmart	35,396	631,465
CyrusOne, Inc.	5,234	99,341
CYS Investments, Inc.	45,834	372,630
DCT Industrial Trust, Inc.	76,765	551,940
Dexus Property Group	951,817	893,043
DiamondRock Hospitality Company	51,920	553,986
Duke Realty Corp.	145,745	2,250,303
DuPont Fabros Technology, Inc.	16,410	422,886
Dynex Capital, Inc.	15,254	133,778

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
EastGroup Properties, Inc.	7,856	$465,154
Education Realty Trust, Inc.	30,717	279,525
EPR Properties	12,323	600,623
Equity One, Inc.	43,931	960,332
Equity Residential	107,615	5,764,936
Essex Property Trust, Inc.	17,058	2,519,467
Excel Trust, Inc.	13,346	160,152
Extra Space Storage, Inc.	47,576	2,176,602
Federal Realty Investment Trust	29,466	2,989,326
Federation Centres	280,654	597,319
FelCor Lodging Trust, Inc. (I)	33,817	208,313
First Industrial Realty Trust, Inc.	28,811	468,755
First Potomac Realty Trust	16,048	201,723
Fonciere Des Regions	5,689	472,001
Franklin Street Properties Corp.	24,314	309,760
Gecina SA	4,319	552,948
Getty Realty Corp.	7,341	142,636
Gladstone Commercial Corp.	4,773	85,723
Glimcher Realty Trust	38,545	375,814
Goodman Group	337,061	1,535,579
Government Properties Income Trust	14,183	339,399
GPT Group	347,955	1,129,747
Gramercy Property Trust, Inc. (I)	17,467	72,488
Hammerson PLC	140,195	1,137,128
HCP, Inc.	143,941	5,894,384
Health Care REIT, Inc.	90,035	5,616,383
Healthcare Realty Trust, Inc.	23,722	548,215
Hersha Hospitality Trust	54,922	307,014
Highwoods Properties, Inc.	61,369	2,166,939
Home Properties, Inc.	25,503	1,472,798
Hospitality Properties Trust	62,663	1,773,363
Host Hotels & Resorts, Inc.	235,902	4,168,388
Hudson Pacific Properties, Inc.	11,988	233,167
ICADE	7,008	640,315
Inland Real Estate Corp.	22,475	229,919
Intu Properties PLC	131,500	683,980
Invesco Mortgage Capital, Inc.	34,909	537,250
Investors Real Estate Trust	27,394	226,001
iStar Financial, Inc. (I)	22,853	275,150
Japan Prime Realty Investment Corp.	154	541,106
Japan Real Estate Investment Corp.	117	1,371,163
Japan Retail Fund Investment Corp.	409	841,695
JAVELIN Mortgage Investment Corp.	4,471	52,892
Keppel REIT	21,160	20,753
Kilroy Realty Corp.	36,419	1,819,129
Kimco Realty Corp.	129,184	2,606,933
Kite Realty Group Trust	26,111	154,838
Klepierre	19,611	850,664
Land Securities Group PLC	154,096	2,292,734
LaSalle Hotel Properties	25,282	721,043
Lexington Realty Trust	44,443	499,095
Liberty Property Trust	64,075	2,281,070
LTC Properties, Inc.	9,243	351,049
Mack-Cali Realty Corp.	39,436	865,226
Medical Properties Trust, Inc.	39,573	481,603
Mirvac Group	720,564	1,169,842
Monmouth Real Estate
Investment Corp., Class A	13,092	118,744
MPG Office Trust, Inc. (I)	18,315	57,326
National Health Investments, Inc.	6,492	369,330
National Retail Properties, Inc.	54,354	1,729,544
New Residential Investment Corp.	63,578	420,886
New York Mortgage Trust, Inc.	17,796	111,225

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Nippon Building Fund, Inc.	136	$1,693,807
Nippon Prologis REIT, Inc.	49	490,858
Nomura Real Estate Office Fund, Inc.	69	354,666
NorthStar Realty Finance Corp.	52,493	487,135
Omega Healthcare Investors, Inc.	52,544	1,569,489
One Liberty Properties, Inc.	3,753	76,111
Parkway Properties, Inc.	11,763	209,029
Pebblebrook Hotel Trust	16,438	471,935
Pennsylvania Real Estate Investment Trust	18,201	340,359
PennyMac Mortgage Investment Trust	15,369	348,569
Plum Creek Timber Company, Inc.	51,357	2,405,048
Potlatch Corp.	28,954	1,148,895
Prologis, Inc.	157,759	5,934,894
PS Business Parks, Inc.	4,835	360,788
Public Storage	45,723	7,340,828
RAIT Financial Trust	19,459	137,770
Ramco-Gershenson Properties Trust	16,042	247,207
Rayonier, Inc.	56,570	3,148,121
Realty Income Corp.	87,986	3,497,444
Redwood Trust, Inc.	21,833	429,892
Regency Centers Corp.	41,380	2,000,723
Resource Capital Corp.	33,574	199,430
Retail Opportunity Investments Corp.	17,595	243,163
RLJ Lodging Trust	32,548	764,553
Rouse Properties, Inc.	6,086	125,250
Ryman Hospitality Properties	11,577	399,522
Sabra Health Care REIT, Inc.	10,033	230,859
Saul Centers, Inc.	2,141	99,021
Segro PLC	145,899	732,236
Select Income REIT	4,305	111,069
Senior Housing Properties Trust	84,356	1,968,869
Silver Bay Realty Trust Corp.	4,305	67,416
Simon Property Group, Inc.	98,378	14,582,571
SL Green Realty Corp.	41,247	3,664,383
Sovran Self Storage, Inc.	8,218	621,938
Spirit Realty Capital, Inc.	29,093	267,074
STAG Industrial, Inc.	11,109	223,513
Stockland	453,695	1,638,176
Strategic Hotels & Resorts, Inc. (I)	48,398	420,095
Summit Hotel Properties, Inc.	17,813	163,701
Sun Communities, Inc.	9,491	404,506
Sunstone Hotel Investors, Inc.	43,384	552,712
Taubman Centers, Inc.	28,626	1,926,816
Terreno Realty Corp.	5,895	104,695
The Geo Group, Inc.	18,814	625,566
The Link REIT	450,215	2,206,851
The Macerich Company	43,412	2,450,173
UDR, Inc.	112,444	2,664,923
UMH Properties, Inc.	6,898	68,497
Unibail-Rodamco SE	770	191,134
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	18,242	4,528,146
United Urban Investment Corp.	453	691,570
Universal Health Realty Income Trust	3,469	145,247
Urstadt Biddle Properties, Inc., Class A	7,201	143,156
Ventas, Inc.	92,854	5,710,521
Vornado Realty Trust	56,292	4,731,906
Washington Real Estate Investment Trust	17,455	441,088
Weingarten Realty Investors	50,293	1,475,094
Western Asset Mortgage Capital Corp.	6,598	105,502
Westfield Group	410,174	4,213,249
Westfield Retail Trust	600,923	1,665,854
Weyerhaeuser Company	187,507	5,368,325

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Whitestone REIT	4,507	$66,388
Winthrop Realty Trust	8,896	99,190

		208,488,589
Real Estate Management & Development - 0.7%
Aeon Mall Company, Ltd.	22,131	658,011
Alexander & Baldwin, Inc. (I)	30,839	1,110,821
Altisource Residential Corp., Class B	6,971	160,194
AV Homes, Inc. (I)	3,046	53,183
CapitaLand, Ltd.	504,024	1,242,694
CapitaMalls Asia, Ltd.	267,093	416,388
CBRE Group, Inc., Class A (I)	89,364	2,066,989
Cheung Kong Holdings, Ltd.	273,942	4,166,992
City Developments, Ltd.	80,469	657,687
Consolidated-Tomoka Land Company	1,471	56,619
Daito Trust Construction Company, Ltd.	14,231	1,425,147
Daiwa House Industry Company, Ltd.	115,310	2,162,077
Forestar Group, Inc. (I)	9,330	200,875
Global Logistic Properties, Ltd.	608,390	1,402,662
Hang Lung Properties, Ltd.	440,251	1,502,614
Henderson Land Development Company, Ltd.	209,463	1,296,357
Hulic Company, Ltd. (I)	52,677	792,728
Hysan Development Company, Ltd.	125,785	562,452
Immoeast AG (I)	70,405	0
IMMOFINANZ AG (I)	188,477	822,847
Jones Lang LaSalle, Inc.	19,928	1,739,714
Kennedy-Wilson Holdings, Inc.	14,144	262,513
Keppel Land, Ltd.	137,229	387,561
Kerry Properties, Ltd.	127,555	544,149
Lend Lease Corp.	107,543	1,019,548
Mitsubishi Estate Company, Ltd.	246,650	7,318,581
Mitsui Fudosan Company, Ltd.	164,750	5,568,429
New World Development Company, Ltd.	744,827	1,120,426
Nomura Real Estate Holdings, Inc.	24,316	598,890
NTT Urban Development Corp.	23,200	304,995
Sino Land Company, Ltd.	585,089	858,918
Sumitomo Realty &
Development Company, Ltd.	70,177	3,346,780
Sun Hung Kai Properties, Ltd.	315,060	4,280,936
Swire Pacific, Ltd.	133,789	1,602,418
Swire Properties, Ltd.	230,200	648,588
Swiss Prime Site AG (I)	10,608	821,156
Tejon Ranch Company (I)	3,744	115,465
Thomas Properties Group, Inc.	9,551	64,183
Tokyo Tatemono Company, Ltd.	81,000	746,049
Tokyu Land Corp.	83,823	870,678
UOL Group, Ltd.	91,671	449,501
Wharf Holdings, Ltd.	297,698	2,581,236
Wheelock and Company, Ltd.	179,370	953,997

		56,962,048
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	60,607	753,951
Banc of California, Inc.	3,591	49,664
Bank Mutual Corp.	13,653	85,604
BankFinancial Corp.	7,433	66,302
Beneficial Mutual Bancorp, Inc. (I)	9,073	90,458
Berkshire Hills Bancorp, Inc.	6,692	168,036
BofI Holding, Inc. (I)	3,358	217,800
Brookline Bancorp, Inc.	19,546	183,928
Capitol Federal Financial, Inc.	38,885	483,341
Charter Financial Corp.	7,120	76,896
Dime Community Bancshares, Inc.	9,044	150,583
ESB Financial Corp.	4,328	55,182

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
EverBank Financial Corp.	21,034	$315,089
Federal Agricultural Mortgage Corp., Class C	2,963	98,905
First Defiance Financial Corp.	3,099	72,486
First Financial Northwest, Inc.	5,326	55,550
Flagstar Bancorp, Inc. (I)	5,583	82,405
Fox Chase Bancorp, Inc.	4,132	71,897
Franklin Financial Corp.	3,742	70,948
Home Bancorp, Inc. (I)	2,515	45,421
Home Loan Servicing Solutions, Ltd.	15,164	333,760
HomeStreet, Inc.	3,484	67,241
Hudson City Bancorp, Inc.	150,880	1,365,464
Kearny Financial Corp. (I)	4,709	48,126
Meridian Interstate Bancorp, Inc. (I)	3,068	66,852
MGIC Investment Corp. (I)	86,061	626,524
New York Community Bancorp, Inc. (L)	197,787	2,988,562
Northfield Bancorp, Inc.	16,318	198,101
Northwest Bancshares, Inc. (L)	25,163	332,655
OceanFirst Financial Corp.	4,312	72,916
Oritani Financial Corp. (L)	12,744	209,766
People’s United Financial, Inc. (L)	100,500	1,445,190
Provident Financial Holdings, Inc.	2,951	49,016
Provident Financial Services, Inc.	15,960	258,712
Provident New York Bancorp	11,949	130,125
Radian Group, Inc. (L)	45,965	640,292
Rockville Financial, Inc.	8,684	112,892
Roma Financial Corp. (I)	2,410	44,802
Territorial Bancorp, Inc.	3,374	74,127
TrustCo Bank Corp.	25,852	154,078
United Financial Bancorp, Inc.	6,014	97,246
Walker & Dunlop, Inc. (I)	4,705	74,857
Washington Federal, Inc.	46,124	953,844
Westfield Financial, Inc.	6,962	49,152
WSFS Financial Corp.	2,180	131,345

		13,720,091

		1,620,225,425
Health Care - 11.4%
Biotechnology - 1.8%
ACADIA Pharmaceuticals, Inc. (I) (L)	18,778	515,832
Achillion Pharmaceuticals, Inc. (I) (L)	26,363	79,616
Acorda Therapeutics, Inc. (I)	10,794	370,018
Actelion, Ltd. (I)	21,201	1,505,324
Aegerion Pharmaceuticals, Inc. (I)	7,661	656,624
Alexion Pharmaceuticals, Inc. (I)	61,757	7,173,693
Alnylam Pharmaceuticals, Inc. (I)	15,483	991,067
AMAG Pharmaceuticals, Inc. (I)	5,938	127,548
Amgen, Inc.	238,920	26,744,705
Anacor Pharmaceuticals, Inc. (I) (L)	7,867	83,548
Arena Pharmaceuticals, Inc. (I) (L)	57,586	303,478
Arqule, Inc. (I)	19,125	44,561
Array BioPharma, Inc. (I)	31,951	198,735
Astex Pharmaceuticals (I)	25,958	220,124
AVEO Pharmaceuticals, Inc. (I)	15,942	33,000
Biogen Idec, Inc. (I)	75,149	18,092,873
Biotime, Inc. (I) (L)	10,910	41,458
Celgene Corp. (I)	130,454	20,080,784
Cell Therapeutics, Inc. (I) (L)	35,266	57,836
Celldex Therapeutics, Inc. (I) (L)	21,540	763,162
Cepheid, Inc. (I) (L)	17,932	700,065
Chelsea Therapeutics International, Ltd. (I)	20,154	60,664
ChemoCentryx, Inc. (I) (L)	6,928	38,520
Chimerix, Inc. (I) (L)	2,438	53,587
Clovis Oncology, Inc. (I)	3,703	225,068

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Coronado Biosciences, Inc. (I) (L)	6,262	$43,959
CSL, Ltd.	96,780	5,774,218
Cubist Pharmaceuticals, Inc. (I)	27,581	1,752,773
Curis, Inc. (I) (L)	23,156	103,276
Cytokinetics, Inc. (I) (L)	6,807	51,665
Cytori Therapeutics, Inc. (I)	19,828	46,199
Dendreon Corp. (I) (L)	42,117	123,403
Dyax Corp. (I)	29,862	204,853
Dynavax Technologies Corp. (I)	54,027	64,832
Elan Corp. PLC (I)	91,321	1,429,764
Elan Corp. PLC (European
Composite Exchange) (I)	4,208	65,496
Emergent Biosolutions, Inc. (I)	7,035	134,017
Epizyme, Inc. (I) (L)	1,550	62,202
Exact Sciences Corp. (I) (L)	17,113	202,105
Exelixis, Inc. (I) (L)	49,818	289,941
Galena Biopharma, Inc. (I)	24,891	56,503
Genomic Health, Inc. (I) (L)	4,483	137,090
Geron Corp. (I) (L)	39,603	132,670
Gilead Sciences, Inc. (I)	485,464	30,506,558
Grifols SA	29,345	1,205,079
GTx, Inc. (I) (L)	7,839	15,756
Halozyme Therapeutics, Inc. (I) (L)	24,095	266,009
Hyperion Therapeutics, Inc. (I) (L)	2,438	63,705
Idenix Pharmaceuticals, Inc. (I) (L)	27,984	145,797
Immunogen, Inc. (I) (L)	22,615	384,907
Immunomedics, Inc. (I) (L)	20,485	126,802
Infinity Pharmaceuticals, Inc. (I)	12,904	225,175
Insmed, Inc. (I)	7,868	122,819
Intercept Pharmaceuticals, Inc. (I)	1,708	117,903
InterMune, Inc. (I)	22,044	338,816
Ironwood Pharmaceuticals, Inc. (I) (L)	25,089	297,305
Isis Pharmaceuticals, Inc. (I) (L)	29,838	1,120,119
Keryx Biopharmaceuticals, Inc. (I) (L)	22,088	223,089
Kythera Biopharmaceuticals, Inc. (I) (L)	2,881	131,662
Lexicon Pharmaceuticals, Inc. (I) (L)	61,070	144,736
Ligand Pharmaceuticals, Inc., Class B (I)	4,732	204,801
MannKind Corp. (I) (L)	39,800	226,860
Merrimack Pharmaceuticals, Inc. (I) (L)	24,499	93,096
Mimedx Group, Inc. (I) (L)	22,797	95,063
Momenta Pharmaceuticals, Inc. (I)	12,892	185,516
Nanosphere, Inc. (I) (L)	12,874	25,748
Neurocrine Biosciences, Inc. (I)	17,814	201,654
NewLink Genetics Corp. (I) (L)	4,765	89,487
Novavax, Inc. (I) (L)	38,013	120,121
Novozymes A/S, B shares	44,474	1,701,063
NPS Pharmaceuticals, Inc. (I) (L)	26,720	849,963
OncoGenex Pharmaceuticals, Inc. (I)	4,875	45,191
Opko Health, Inc. (I)	37,810	333,106
Orexigen Therapeutics, Inc. (I)	26,034	159,849
Osiris Therapeutics, Inc. (I)	4,596	76,477
OvaScience, Inc. (I)	2,867	28,412
PDL BioPharma, Inc. (L)	35,770	285,087
Peregrine Pharmaceuticals, Inc. (I) (L)	40,155	56,619
Portola Pharmaceuticals, Inc. (I)	2,546	68,106
Progenics Pharmaceuticals, Inc. (I)	14,925	75,073
Prothena Corp. PLC (I)	3,747	75,802
Puma Biotechnology, Inc. (I) (L)	5,950	319,277
Raptor Pharmaceutical Corp. (I) (L)	15,100	225,594
Regeneron Pharmaceuticals, Inc. (I) (L)	24,763	7,747,600
Repligen Corp. (I)	8,817	97,781
Rigel Pharmaceuticals, Inc. (I)	24,524	87,796
Sangamo Biosciences, Inc. (I)	14,793	155,031

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (I) (L)	8,509	$401,880
Spectrum Pharmaceuticals, Inc. (L)	16,395	137,554
Stemline Therapeutics, Inc. (I)	2,682	121,468
Sunesis Pharmaceuticals, Inc. (I)	9,756	48,390
Synageva BioPharma Corp. (I) (L)	4,643	293,948
Synergy Pharmaceuticals, Inc. (I)	22,244	101,655
Synta Pharmaceuticals Corp. (I) (L)	11,681	73,707
TESARO, Inc. (I)	3,700	143,338
Threshold Pharmaceuticals, Inc. (I)	13,635	63,403
Trius Therapeutics, Inc. (I)	10,492	0
United Therapeutics Corp. (I) (L)	20,608	1,624,941
Vanda Pharmaceuticals, Inc. (I)	8,367	91,786
Verastem, Inc. (I)	4,420	54,985
Vertex Pharmaceuticals, Inc. (I)	73,942	5,606,282
Vical, Inc. (I)	21,827	27,284
XOMA Corp. (I) (L)	18,340	82,163
ZIOPHARM Oncology, Inc. (I) (L)	19,867	78,475

		147,854,525
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (L)	5,890	247,969
Abbott Laboratories	493,331	16,373,656
ABIOMED, Inc. (I)	10,552	201,227
Accuray, Inc. (I) (L)	20,862	154,170
Align Technology, Inc. (I)	19,472	936,993
Analogic Corp.	3,125	258,250
AngioDynamics, Inc. (I)	6,692	88,334
Anika Therapeutics, Inc. (I)	3,422	81,991
Antares Pharma, Inc. (I) (L)	32,028	130,034
ArthroCare Corp. (I)	7,575	269,519
AtriCure, Inc. (I)	6,478	71,128
Atrion Corp.	405	104,806
Baxter International, Inc.	171,506	11,266,229
Becton, Dickinson and Company	61,463	6,147,529
Boston Scientific Corp. (I)	426,968	5,012,604
C.R. Bard, Inc. (L)	24,978	2,877,466
Cantel Medical Corp.	8,611	274,260
Cardiovascular Systems, Inc. (I)	5,651	113,303
CareFusion Corp. (I)	69,586	2,567,723
Cerus Corp. (I) (L)	19,839	133,120
Cochlear, Ltd.	11,216	633,143
Coloplast A/S	21,844	1,243,616
CONMED Corp.	7,203	244,830
Covidien PLC	145,753	8,882,188
CryoLife, Inc.	9,027	63,189
Cutera, Inc. (I)	4,427	39,400
Cyberonics, Inc. (I) (L)	7,366	373,751
Cynosure, Inc., Class A (I)	4,954	113,001
DENTSPLY International, Inc.	44,808	1,945,115
Derma Sciences, Inc. (I)	4,327	53,568
DexCom, Inc. (I) (L)	19,086	538,798
Edwards Lifesciences Corp. (I)	35,802	2,492,893
Elekta AB, B Shares	72,511	1,167,245
Endologix, Inc. (I)	17,274	278,630
Essilor International SA	40,141	4,318,675
Exactech, Inc. (I)	2,873	57,891
GenMark Diagnostics, Inc. (I)	8,280	100,602
Getinge AB, B Shares	39,370	1,407,390
Globus Medical, Inc., Class A (I) (L)	14,544	253,938
Greatbatch, Inc. (I)	6,133	208,706
Haemonetics Corp. (I) (L)	13,371	533,235
HeartWare International, Inc. (I)	4,377	320,440
Hill-Rom Holdings, Inc.	26,456	947,918
Hologic, Inc. (I)	121,254	2,503,895

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (I)	3,372	$229,060
IDEXX Laboratories, Inc. (I) (L)	23,559	2,347,654
Insulet Corp. (I) (L)	14,385	521,312
Integra LifeSciences Holdings Corp. (I) (L)	5,277	212,399
Intuitive Surgical, Inc. (I)	12,738	4,792,927
Invacare Corp.	8,595	148,436
MAKO Surgical Corp. (I)	11,567	341,342
Masimo Corp.	36,098	961,651
Medtronic, Inc.	316,121	16,833,443
Meridian Bioscience, Inc. (L)	10,939	258,707
Merit Medical Systems, Inc. (I)	11,552	140,126
Natus Medical, Inc. (I)	8,346	118,346
Navidea Biopharmaceuticals, Inc. (I) (L)	35,054	92,893
Neogen Corp. (I)	6,456	392,008
NuVasive, Inc. (I)	11,907	291,602
NxStage Medical, Inc. (I)	16,320	214,771
Olympus Corp. (I)	47,198	1,436,590
OraSure Technologies, Inc. (I)	15,760	94,718
Orthofix International NV (I)	5,187	108,201
PhotoMedex, Inc. (I)	4,218	67,066
Quidel Corp. (I)	7,584	215,386
ResMed, Inc. (L)	63,703	3,364,792
Rochester Medical Corp. (I)	3,306	65,988
Rockwell Medical Technologies, Inc. (I) (L)	12,366	141,096
RTI Biologics, Inc. (I)	16,184	60,528
Smith & Nephew PLC	178,005	2,222,256
Solta Medical, Inc. (I)	22,852	47,532
Sonova Holding AG	9,819	1,220,384
Spectranetics Corp. (I)	10,907	183,019
St. Jude Medical, Inc.	89,733	4,813,278
Staar Surgical Company (I)	10,414	141,006
STERIS Corp.	41,900	1,800,024
Stryker Corp.	93,483	6,318,516
SurModics, Inc. (I)	4,005	95,239
Symmetry Medical, Inc. (I)	10,280	83,885
Sysmex Corp.	14,231	912,159
Tearlab Corp. (I)	7,406	81,910
Teleflex, Inc.	18,434	1,516,750
Terumo Corp.	29,909	1,539,276
The Cooper Companies, Inc.	21,950	2,846,696
Thoratec Corp. (I)	40,907	1,525,422
Tornier BV (I)	7,157	138,345
Unilife Corp. (I) (L)	26,563	88,189
Utah Medical Products, Inc.	1,011	60,094
Varian Medical Systems, Inc. (I) (L)	34,319	2,564,659
Vascular Solutions, Inc. (I)	4,927	82,774
Volcano Corp. (I)	14,619	349,686
West Pharmaceutical Services, Inc.	17,942	738,313
William Demant Holdings A/S (I)	4,999	461,958
Wright Medical Group, Inc. (I) (L)	10,612	276,761
Zimmer Holdings, Inc.	53,353	4,382,415

		143,973,956
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I) (L)	9,425	371,628
Accretive Health, Inc. (I) (L)	16,141	147,206
Aetna, Inc.	117,499	7,522,286
Air Methods Corp. (L)	10,384	442,358
Alfresa Holdings Corp.	8,052	416,148
Almost Family, Inc. (L)	2,740	53,238
Amedisys, Inc. (I) (L)	8,766	150,951
AmerisourceBergen Corp.	73,056	4,463,722
AMN Healthcare Services, Inc. (I)	12,436	171,119
Amsurg Corp. (I)	8,386	332,924

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Bio-Reference Labs, Inc. (I) (L)	6,495	$194,071
BioScrip, Inc. (I)	15,777	138,522
Capital Senior Living Corp. (I)	7,734	163,574
Cardinal Health, Inc.	108,228	5,644,090
Celesio AG	17,106	385,123
Centene Corp. (I)	14,424	922,559
Chemed Corp. (L)	4,967	355,141
Chindex International, Inc. (I)	3,628	61,857
Cigna Corp.	90,268	6,937,998
Community Health Systems, Inc.	42,509	1,764,124
Corvel Corp. (I)	3,356	124,071
Cross Country Healthcare, Inc. (I)	8,614	52,201
DaVita HealthCare Partners, Inc. (I)	55,959	3,184,067
Emeritus Corp. (I)	10,949	202,885
ExamWorks Group, Inc. (I)	8,304	215,821
Express Scripts Holding Company (I)	258,279	15,956,477
Five Star Quality Care, Inc. (I)	12,481	64,527
Fresenius Medical Care AG &
Company KGaA	42,358	2,755,283
Fresenius SE & Company KGaA	24,571	3,052,273
Gentiva Health Services, Inc. (I)	8,948	107,734
Hanger, Inc. (I)	9,065	306,034
Health Management
Associates, Inc., Class A (I)	116,689	1,493,619
Health Net, Inc. (I)	35,600	1,128,520
HealthSouth Corp.	22,840	787,523
Healthways, Inc. (I) (L)	9,183	169,977
Henry Schein, Inc. (I) (L)	38,784	4,021,901
Humana, Inc.	49,801	4,647,927
IPC The Hospitalist Company, Inc. (I)	4,479	228,474
Kindred Healthcare, Inc.	14,398	193,365
Laboratory Corp. of America Holdings (I)	27,907	2,766,700
Landauer, Inc.	2,628	134,685
LHC Group, Inc. (I)	3,594	84,315
LifePoint Hospitals, Inc. (I)	21,307	993,545
Magellan Health Services, Inc. (I)	7,024	421,159
McKesson Corp.	72,861	9,348,066
Medipal Holdings Corp.	26,865	332,248
MEDNAX, Inc. (I)	22,705	2,279,582
Miraca Holdings, Inc.	10,917	487,949
Molina Healthcare, Inc. (I)	7,508	267,285
MWI Veterinary Supply, Inc. (I)	3,407	508,870
National Healthcare Corp.	2,667	126,069
National Research Corp., Class A (I)	2,706	50,954
Omnicare, Inc. (L)	46,449	2,577,920
Owens & Minor, Inc. (L)	44,873	1,552,157
Patterson Companies, Inc.	26,460	1,063,692
PharMerica Corp. (I)	8,151	108,164
Quest Diagnostics, Inc. (L)	47,520	2,936,261
Ramsay Health Care, Ltd.	25,837	873,134
Select Medical Holdings Corp.	12,679	102,320
Skilled Healthcare Group, Inc., Class A (I)	6,446	28,105
Sonic Healthcare, Ltd.	74,152	1,120,136
Suzuken Company, Ltd.	14,041	462,983
Team Health Holdings, Inc. (I)	18,098	686,638
Tenet Healthcare Corp. (I)	33,297	1,371,503
The Ensign Group, Inc.	5,073	208,551
The Providence Service Corp. (I)	2,966	85,095
Triple-S Management Corp., Class B (I)	6,355	116,868
UnitedHealth Group, Inc.	322,781	23,114,347
Universal American Corp.	10,642	81,092
Universal Health Services, Inc., Class B	40,074	3,005,149
US Physical Therapy, Inc.	3,335	103,652

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Vanguard Health Systems, Inc. (I)	9,144	$192,115
VCA Antech, Inc. (I) (L)	39,722	1,090,766
WellCare Health Plans, Inc. (I)	31,010	2,162,637
WellPoint, Inc.	95,038	7,946,127

		138,122,157
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	71,081	1,056,974
athenahealth, Inc. (I) (L)	9,720	1,055,203
Cerner Corp. (I)	92,503	4,861,033
Computer Programs & Systems, Inc.	2,856	167,076
Greenway Medical Technologies, Inc. (I)	4,304	88,878
HealthStream, Inc. (I)	5,532	209,552
HMS Holdings Corp. (I) (L)	62,715	1,349,000
M3, Inc.	141	391,376
MedAssets, Inc. (I)	16,317	414,778
Medidata Solutions, Inc. (I)	7,055	697,951
Merge Healthcare, Inc. (I)	19,076	49,788
Omnicell, Inc. (I)	9,124	216,056
Quality Systems, Inc. (L)	10,732	233,206
Vocera Communications, Inc. (I)	6,039	112,325

		10,903,196
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I) (L)	19,670	121,954
Agilent Technologies, Inc.	104,960	5,379,200
Albany Molecular Research, Inc. (I)	6,340	81,723
Bio-Rad Laboratories, Inc., Class A (I)	8,967	1,054,161
Cambrex Corp. (I)	8,342	110,114
Charles River
Laboratories International, Inc. (I)	21,996	1,017,535
Covance, Inc. (I)	25,069	2,167,466
Fluidigm Corp. (I)	7,263	159,350
Furiex Pharmaceuticals, Inc. (I)	1,958	86,132
Harvard Bioscience, Inc. (I)	7,936	41,743
Life Technologies Corp. (I)	54,501	4,078,310
Lonza Group AG	10,410	852,094
Luminex Corp. (I)	10,085	201,700
Mettler-Toledo International, Inc. (I)	13,426	3,223,448
PAREXEL International Corp. (I)	15,045	755,710
PerkinElmer, Inc.	36,000	1,359,000
QIAGEN NV (I)	46,531	1,003,171
Sequenom, Inc. (I) (L)	31,646	84,495
Techne Corp.	14,867	1,190,252
Thermo Fisher Scientific, Inc.	113,526	10,461,421
Waters Corp. (I)	27,128	2,881,265

		36,310,244
Pharmaceuticals - 5.8%
AbbVie, Inc.	501,220	22,419,571
Acelrx Pharmaceuticals, Inc. (I)	6,125	65,966
Actavis PLC (I)	42,259	6,085,296
Akorn, Inc. (I) (L)	15,958	314,053
Allergan, Inc.	93,853	8,489,004
Ampio Pharmaceuticals, Inc. (I) (L)	8,841	66,308
Astellas Pharma, Inc.	85,418	4,366,107
AstraZeneca PLC	246,412	12,806,217
Auxilium Pharmaceuticals, Inc. (I)	13,481	245,759
AVANIR Pharmaceuticals, Inc., Class A (I) (L)	39,236	166,361
Bayer AG	162,732	19,188,415
Bristol-Myers Squibb Company	522,884	24,199,072
Cadence Pharmaceuticals, Inc. (I)	17,405	109,826
Cempra, Inc. (I)	5,276	60,674
Chugai Pharmaceutical Company, Ltd.	44,062	906,460

312

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Company, Ltd. (L)	132,557	$2,405,123
Dainippon Sumitomo Pharma Company, Ltd.	31,292	427,717
Depomed, Inc. (I)	15,989	119,598
Eisai Company, Ltd. (L)	49,621	2,021,083
Eli Lilly & Company	313,705	15,788,773
Endo Health Solutions, Inc. (I)	51,221	2,327,482
Endocyte, Inc. (I) (L)	8,556	114,051
Forest Laboratories, Inc. (I)	74,279	3,178,398
Forest Laboratories, Inc.
(German Exchange) (I)	4,082	0
GlaxoSmithKline PLC	969,365	24,362,992
Hi-Tech Pharmacal Company, Inc.	3,061	132,082
Hisamitsu Pharmaceutical Company, Inc.	12,184	681,157
Horizon Pharma, Inc. (I)	16,068	54,310
Hospira, Inc. (I)	51,918	2,036,224
Impax Laboratories, Inc. (I)	18,364	376,646
Johnson & Johnson	893,090	77,421,972
Kyowa Hakko Kogyo Company, Ltd.	45,683	470,422
Lannett Company, Inc. (I)	4,858	106,002
Mallinckrodt PLC (I) (L)	25,741	1,134,921
Merck & Company, Inc.	927,751	44,170,225
Merck KGaA	12,719	1,984,938
Mitsubishi Tanabe Pharma Corp.	44,134	620,048
Mylan, Inc. (I)	120,231	4,589,217
Nektar Therapeutics (I)	30,896	322,863
Novartis AG	452,662	34,794,210
Novo Nordisk A/S, Class B	78,369	13,285,743
Omeros Corp. (I) (L)	9,190	89,603
Ono Pharmaceutical Company, Ltd.	16,181	996,863
Optimer Pharmaceuticals, Inc. (I)	12,987	163,636
Orion OYJ	19,452	490,089
Otsuka Holdings Company, Ltd.	71,354	2,071,533
Pacira Pharmaceuticals, Inc. (I)	7,548	362,983
Perrigo Company (L)	29,967	3,697,328
Pfizer, Inc.	2,098,856	60,258,156
Pozen, Inc. (I)	7,894	45,233
Questcor Pharmaceuticals, Inc.	13,772	798,776
Repros Therapeutics, Inc. (I) (L)	5,183	138,904
Roche Holdings AG	138,254	37,295,079
Sagent Pharmaceuticals, Inc. (I)	4,741	96,716
Salix Pharmaceuticals, Ltd. (I)	27,662	1,850,035
Sanofi	234,506	23,780,924
Santarus, Inc. (I)	14,828	334,668
Santen Pharmaceutical Company, Ltd.	14,623	710,452
Sciclone Pharmaceuticals, Inc. (I) (L)	15,334	77,743
Shionogi & Company, Ltd.	58,759	1,238,216
Shire PLC	109,026	4,365,439
Taisho Pharmaceutical
Holdings Company, Ltd.	6,216	410,587
Takeda Pharmaceutical Company, Ltd.	155,368	7,349,121
Teva Pharmaceutical Industries, Ltd.	167,146	6,296,635
The Medicines Company (I)	14,952	501,191
TherapeuticsMD, Inc. (I)	22,318	65,392
Tsumura & Company, Ltd.	11,792	346,282
UCB SA	21,656	1,318,332
ViroPharma, Inc. (I)	17,179	675,135
Vivus, Inc. (I) (L)	26,880	250,522
XenoPort, Inc. (I) (L)	13,034	74,033
Zoetis, Inc.	158,288	4,925,923

		493,490,815

		970,654,893

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 11.7%
Aerospace & Defense - 2.1%
AAR Corp.	10,452	$285,653
Aerovironment, Inc. (I) (L)	4,969	114,784
Alliant Techsystems, Inc.	14,375	1,402,425
American Science & Engineering, Inc.	2,145	129,365
Astronics Corp. (I)	3,465	172,245
B/E Aerospace, Inc. (I)	44,166	3,260,334
BAE Systems PLC	637,348	4,686,714
Cobham PLC	212,221	986,668
Cubic Corp.	5,213	279,834
Curtiss-Wright Corp.	12,263	575,870
DigitalGlobe, Inc. (I)	19,853	627,752
Ducommun, Inc. (I)	3,170	90,916
Engility Holdings, Inc. (I)	4,716	149,639
Esterline Technologies Corp. (I)	22,269	1,779,070
European Aeronautic Defence &
Space Company NV	114,521	7,299,497
Exelis, Inc.	84,410	1,326,081
Finmeccanica SpA (I)	80,171	480,065
GenCorp, Inc. (I) (L)	16,351	262,107
General Dynamics Corp.	105,056	9,194,501
HEICO Corp. (L)	14,140	957,844
Honeywell International, Inc.	248,972	20,674,635
Huntington Ingalls Industries, Inc.	22,382	1,508,547
Kratos Defense &
Security Solutions, Inc. (I) (L)	13,010	107,723
L-3 Communications Holdings, Inc.	28,460	2,689,470
LMI Aerospace, Inc. (I)	3,320	44,355
Lockheed Martin Corp.	85,343	10,885,500
Meggitt PLC (I)	155,237	1,379,146
Moog, Inc., Class A (I)	11,885	697,293
National Presto Industries, Inc. (L)	1,274	89,702
Northrop Grumman Corp.	72,781	6,933,118
Orbital Sciences Corp. (I)	15,863	335,978
Precision Castparts Corp.	46,328	10,527,575
Raytheon Company	102,752	7,919,097
Rockwell Collins, Inc. (L)	42,989	2,917,234
Rolls-Royce Holdings PLC	370,037	6,668,726
Safran SA	49,248	3,034,767
Singapore Technologies Engineering, Ltd.	305,258	1,015,400
Sparton Corp. (I)	3,010	76,755
Taser International, Inc. (I)	14,407	214,808
Teledyne Technologies, Inc. (I)	9,807	832,909
Textron, Inc. (L)	87,473	2,415,130
Thales SA	17,924	985,140
The Boeing Company	219,972	25,846,710
The KEYW Holding Corp. (I) (L)	9,131	122,812
Triumph Group, Inc.	23,319	1,637,460
United Technologies Corp.	267,681	28,861,365
Zodiac Aerospace	6,718	1,069,497

		173,552,216
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	14,496	108,575
Atlas Air Worldwide Holdings, Inc. (I)	6,873	316,914
C.H. Robinson Worldwide, Inc. (L)	50,860	3,029,222
Deutsche Post AG	178,492	5,926,898
Echo Global Logistics, Inc. (I)	4,993	104,553
Expeditors International of Washington, Inc.	65,413	2,882,097
FedEx Corp.	94,565	10,790,812
Forward Air Corp.	8,216	331,516
Hub Group, Inc., Class A (I)	9,974	391,280
Pacer International, Inc. (I)	10,392	64,326

313

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Park-Ohio Holdings Corp. (I)	2,346	$90,133
TNT Express NV	69,874	637,078
Toll Holdings, Ltd.	134,066	729,302
United Parcel Service, Inc., Class B	228,835	20,908,654
UTi Worldwide, Inc. (L)	64,921	980,956
XPO Logistics, Inc. (I) (L)	5,334	115,588
Yamato Transport Company, Ltd.	72,586	1,641,007

		49,048,911
Airlines - 0.3%
Alaska Air Group, Inc.	31,308	1,960,507
Allegiant Travel Company (L)	3,950	416,172
ANA Holdings, Inc.	228,214	498,510
Cathay Pacific Airways, Ltd.	232,242	454,106
Delta Air Lines, Inc.	271,265	6,399,141
Deutsche Lufthansa AG (I)	45,281	883,106
easyJet PLC	31,258	645,655
Hawaiian Holdings, Inc. (I) (L)	14,562	108,341
International Consolidated
Airlines Group SA (I)	182,574	1,002,128
Japan Airlines Company, Ltd.	11,800	715,192
JetBlue Airways Corp. (I) (L)	158,828	1,057,794
Qantas Airways, Ltd. (I)	208,989	287,616
Republic Airways Holdings, Inc. (I)	13,445	159,996
Ryanair Holdings PLC, ADR (L)	6,546	325,598
Singapore Airlines, Ltd.	9,697	80,557
Singapore Airlines, Ltd. (Singapore Exchange)	96,728	803,255
SkyWest, Inc.	14,121	205,037
Southwest Airlines Company	228,711	3,330,032
Spirit Airlines, Inc. (I)	15,970	547,292
US Airways Group, Inc. (I) (L)	43,391	822,693

		20,702,728
Building Products - 0.3%
AAON, Inc.	7,572	201,112
American Woodmark Corp. (I)	2,720	94,248
Apogee Enterprises, Inc.	7,737	229,634
Asahi Glass Company, Ltd.	198,889	1,237,303
Assa Abloy AB, Series B	65,753	3,018,995
Builders FirstSource, Inc. (I)	13,105	77,057
Cie de Saint-Gobain	78,392	3,883,769
Daikin Industries, Ltd.	46,110	2,450,989
Fortune Brands Home & Security, Inc.	74,439	3,098,896
Geberit AG	7,637	2,062,746
Gibraltar Industries, Inc. (I)	8,340	118,928
Griffon Corp.	12,004	150,530
Insteel Industries, Inc.	5,165	83,157
Lennox International, Inc.	20,596	1,550,055
LIXIL Group Corp.	52,350	1,081,558
Masco Corp.	112,530	2,394,638
NCI Building Systems, Inc. (I)	5,434	69,229
Nortek, Inc. (I)	2,382	163,667
Patrick Industries, Inc. (I)	1,959	58,868
PGT, Inc. (I)	9,524	94,383
Ply Gem Holdings, Inc. (I)	3,863	54,005
Quanex Building Products Corp.	9,801	184,553
Simpson Manufacturing Company, Inc. (L)	10,715	348,988
TOTO, Ltd.	58,481	821,400
Trex Company, Inc. (I)	4,537	224,718
Universal Forest Products, Inc.	5,274	222,035
USG Corp. (I) (L)	20,271	579,345

		24,554,806

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	14,278	$380,080
ACCO Brands Corp. (I)	30,580	203,051
Acorn Energy, Inc. (L)	5,533	32,645
Aggreko PLC	52,923	1,374,669
ARC Document Solutions, Inc. (I)	11,363	52,156
Babcock International Group PLC	71,242	1,378,941
Brambles, Ltd.	306,439	2,606,183
Casella Waste Systems, Inc., Class A (I)	12,639	72,674
CECO Environmental Corp.	8,243	116,062
Cenveo, Inc. (I)	18,488	54,540
Cintas Corp.	32,477	1,662,822
Clean Harbors, Inc. (I)	24,735	1,450,955
Consolidated Graphics, Inc. (I)	1,993	111,728
Copart, Inc. (I)	50,054	1,591,217
Costa, Inc. (I)	3,156	60,027
Courier Corp.	3,911	61,872
Dai Nippon Printing Company, Ltd.	110,165	1,168,917
Deluxe Corp. (L)	35,855	1,493,719
Edenred	39,994	1,298,903
EnerNOC, Inc. (I)	7,274	109,037
Ennis, Inc.	6,997	126,226
G&K Services, Inc., Class A	5,064	305,815
G4S PLC	305,274	1,257,043
Healthcare Services Group, Inc. (L)	18,140	467,286
Heritage-Crystal Clean, Inc. (I)	3,088	55,646
Herman Miller, Inc.	41,902	1,222,700
HNI Corp. (L)	32,515	1,176,393
InnerWorkings, Inc. (I) (L)	12,218	119,981
Interface, Inc.	15,873	314,920
Iron Mountain, Inc.	53,723	1,451,595
Kimball International, Inc., Class B	8,839	98,025
Knoll, Inc.	12,831	217,357
McGrath RentCorp. (L)	6,517	232,657
Mine Safety Appliances Company	21,588	1,114,157
Mobile Mini, Inc. (I)	10,196	347,276
Multi-Color Corp.	3,448	116,991
Park24 Company, Ltd.	19,400	345,449
Performant Financial Corp. (I)	6,193	67,628
Pitney Bowes, Inc. (L)	63,657	1,157,921
Quad/Graphics, Inc. (L)	6,717	203,928
R.R. Donnelley & Sons Company (L)	81,491	1,287,558
Republic Services, Inc.	85,925	2,866,458
Rollins, Inc.	28,648	759,458
Schawk, Inc.	3,924	58,232
Secom Company, Ltd.	41,333	2,594,188
Securitas AB, Series B	61,583	703,523
Serco Group PLC	98,192	868,383
Societe BIC SA	5,706	663,563
Standard Parking Corp. (I)	4,132	111,109
Steelcase, Inc., Class A	22,342	371,324
Stericycle, Inc. (I)	27,282	3,148,343
Team, Inc. (I)	5,483	217,949
Tetra Tech, Inc. (I)	16,974	439,457
The ADT Corp.	63,651	2,588,050
The Brink’s Company	34,305	970,832
TMS International Corp., Class A	4,309	75,149
Toppan Printing Company, Ltd.	110,165	890,702
Tyco International, Ltd.	146,982	5,141,430
UniFirst Corp.	3,765	393,141
United Stationers, Inc. (L)	10,606	461,361
US Ecology, Inc.	5,115	154,115
Viad Corp.	5,338	133,183
Waste Connections, Inc.	55,383	2,514,942

314

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	138,895	$5,728,030

		58,819,672
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	29,408	938,275
AECOM Technology Corp. (I)	45,182	1,412,841
Aegion Corp. (I)	10,318	244,846
Ameresco, Inc., Class A (I)	5,892	59,038
Argan, Inc.	3,982	87,485
Bouygues SA	37,689	1,375,932
Chiyoda Corp.	31,214	376,431
Comfort Systems USA, Inc.	10,139	170,437
Dycom Industries, Inc. (I)	8,875	248,411
EMCOR Group, Inc.	17,648	690,566
Ferrovial SA	79,368	1,431,233
Fluor Corp. (L)	51,746	3,671,896
Furmanite Corp. (I)	10,670	105,633
Granite Construction, Inc.	26,383	807,320
Great Lakes Dredge & Dock Corp. (L)	16,124	119,640
Hochtief AG	6,057	528,809
Jacobs Engineering Group, Inc. (I)	41,291	2,402,310
JGC Corp.	40,936	1,481,909
Kajima Corp.	166,724	681,596
KBR, Inc.	66,343	2,165,436
Kinden Corp.	24,739	266,199
Koninklijke Boskalis Westinster NV	14,956	661,749
Layne Christensen Company (I) (L)	5,421	108,203
Leighton Holdings, Ltd.	33,163	595,752
MasTec, Inc. (I)	15,682	475,165
Michael Baker Corp.	2,510	101,580
MYR Group, Inc. (I)	5,670	137,781
Northwest Pipe Company (I)	2,825	92,886
Obayashi Corp.	127,710	763,980
OCI (I) (L)	17,900	604,798
Orion Marine Group, Inc. (I)	7,828	81,489
Pike Electric Corp.	7,163	81,085
Primoris Services Corp.	9,577	243,926
Quanta Services, Inc. (I)	66,711	1,835,220
Shimizu Corp.	115,988	568,520
Skanska AB, Series B	74,771	1,438,346
Sterling Construction Company, Inc. (I)	5,239	48,461
Taisei Corp.	190,788	941,375
Tutor Perini Corp. (I)	9,724	207,316
URS Corp.	33,599	1,805,946
Vinci SA	91,265	5,306,981

		35,366,802
Electrical Equipment - 1.0%
ABB, Ltd.	432,722	10,222,476
Acuity Brands, Inc. (L)	30,397	2,797,132
Alstom SA	42,443	1,512,369
AMETEK, Inc.	77,829	3,581,691
AZZ, Inc.	6,832	285,988
Brady Corp., Class A (L)	12,254	373,747
Capstone Turbine Corp. (I) (L)	87,915	103,740
Coleman Cable, Inc.	2,563	54,105
Eaton Corp. PLC	149,716	10,306,449
Emerson Electric Company	227,515	14,720,221
Encore Wire Corp.	5,430	214,159
EnerSys, Inc.	12,691	769,455
Franklin Electric Company, Inc. (L)	12,551	494,509
FuelCell Energy, Inc. (I) (L)	46,764	60,326
Fuji Electric Company, Ltd.	111,165	454,862

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Furukawa Electric Company, Ltd.	131,407	$303,746
Generac Holdings, Inc.	13,526	576,749
General Cable Corp. (L)	35,572	1,129,411
Global Power Equipment Group, Inc.	4,997	100,490
GrafTech International, Ltd. (I) (L)	31,396	265,296
Hubbell, Inc., Class B	24,193	2,533,975
II-VI, Inc. (I)	13,654	256,968
Legrand SA	52,125	2,895,632
LSI Industries, Inc.	6,726	56,767
Mabuchi Motor Company, Ltd.	4,977	263,145
Mitsubishi Electric Corp.	380,210	4,013,355
Nidec Corp.	19,946	1,651,704
Osram Licht AG (I)	16,471	773,250
Polypore International, Inc. (I) (L)	12,311	504,382
Powell Industries, Inc. (I)	2,511	153,899
PowerSecure International, Inc. (I)	5,373	86,237
Preformed Line Products Company	723	52,005
Prysmian SpA	40,098	981,465
Regal-Beloit Corp.	20,195	1,371,846
Rockwell Automation, Inc.	44,221	4,728,994
Roper Industries, Inc.	31,348	4,165,209
Schneider Electric SA	103,833	8,785,607
Sumitomo Electric Industries, Ltd.	148,422	2,154,513
Thermon Group Holdings, Inc. (I)	7,532	174,065

		83,929,939
Industrial Conglomerates - 1.8%
3M Company	205,823	24,577,324
Carlisle Companies, Inc.	28,617	2,011,489
Danaher Corp.	189,651	13,146,607
General Electric Company	3,228,725	77,134,240
Hopewell Holdings, Ltd.	114,115	382,878
Hutchison Whampoa, Ltd.	419,198	5,036,273
Keppel Corp., Ltd.	284,505	2,363,578
Koninklijke Philips Electronics NV	188,361	6,074,751
NWS Holdings, Ltd.	289,599	446,974
Raven Industries, Inc. (L)	9,748	318,857
SembCorp Industries, Ltd.	193,016	814,032
Siemens AG	156,035	18,811,436
Smiths Group PLC	77,470	1,753,679
Toshiba Corp.	792,328	3,571,591

		156,443,709
Machinery - 2.4%
Accuride Corp. (I)	11,956	61,454
Actuant Corp., Class A (L)	19,207	746,000
AGCO Corp.	40,596	2,452,810
Alamo Group, Inc.	1,870	91,462
Albany International Corp., Class A	7,414	265,940
Alfa Laval AB	61,888	1,493,962
Altra Holdings, Inc.	7,258	195,313
Amada Company, Ltd.	70,177	634,869
American Railcar Industries, Inc. (L)	2,565	100,625
Ampco-Pittsburgh Corp.	2,541	45,535
Andritz AG	14,310	842,471
Astec Industries, Inc. (L)	5,231	188,107
Atlas Copco AB, Series A	132,167	3,871,887
Atlas Copco AB, Series B	76,768	2,029,987
Barnes Group, Inc.	14,170	494,816
Blount International, Inc. (I)	13,265	160,639
Briggs & Stratton Corp. (L)	12,757	256,671
Caterpillar, Inc. (L)	202,135	16,851,995
Chart Industries, Inc. (I) (L)	8,068	992,687
CIRCOR International, Inc.	4,654	289,386

315

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
CLARCOR, Inc.	35,320	$1,961,320
CNH Industrial NV (I)	168,389	2,159,593
Columbus McKinnon Corp. (I)	5,331	128,104
Commercial Vehicle Group, Inc. (I)	7,269	57,861
Crane Company	21,869	1,348,661
Cummins, Inc.	54,753	7,275,031
Deere & Company (L)	121,170	9,862,026
Donaldson Company, Inc.	60,612	2,311,136
Douglas Dynamics, Inc.	6,354	93,594
Dover Corp.	54,135	4,862,947
Dynamic Materials Corp.	3,994	92,581
Energy Recovery, Inc. (I) (L)	14,076	102,051
EnPro Industries, Inc. (I) (L)	5,475	329,650
ESCO Technologies, Inc.	7,035	233,773
FANUC Corp.	37,727	6,238,766
Federal Signal Corp. (I)	16,869	217,104
Flow International Corp. (I)	14,898	59,443
Flowserve Corp.	45,383	2,831,445
FreightCar America, Inc.	3,581	74,055
GEA Group AG	35,978	1,477,247
Graco, Inc.	27,514	2,037,687
Graham Corp.	2,984	107,812
Greenbrier Companies, Inc. (I)	6,601	163,243
Hardinge, Inc.	3,591	55,481
Harsco Corp.	36,191	901,156
Hino Motors, Ltd.	50,683	751,099
Hitachi Construction
Machinery Company, Ltd.	21,152	475,360
Hurco Companies, Inc.	1,869	48,332
Hyster-Yale Materials Handling, Inc.	2,770	248,386
Hyster-Yale Materials Handling, Inc., Class B	1,747	156,653
IDEX Corp.	36,655	2,391,739
IHI Corp.	259,295	1,096,291
Illinois Tool Works, Inc.	131,181	10,005,175
IMI PLC	62,553	1,474,010
Ingersoll-Rand PLC	85,738	5,567,826
Invensys PLC	128,382	1,036,561
ITT Corp.	40,479	1,455,220
John Bean Technologies Corp.	7,740	192,571
Joy Global, Inc. (L)	33,197	1,694,375
JTEKT Corp.	40,344	555,187
Kadant, Inc.	3,100	104,129
Kawasaki Heavy Industries, Ltd.	279,790	1,218,035
Kaydon Corp.	8,605	305,650
Kennametal, Inc.	34,856	1,589,434
Komatsu, Ltd.	183,814	4,588,669
Kone OYJ	30,656	2,739,126
Kubota Corp.	210,390	3,055,482
Kurita Water Industries, Ltd.	22,227	473,261
LB Foster Company, Class A	2,713	124,093
Lincoln Electric Holdings, Inc.	36,905	2,458,611
Lindsay Corp.	3,444	281,099
Lydall, Inc. (I)	4,898	84,099
Makita Corp.	22,029	1,281,714
MAN SE	6,933	826,777
Manitex International, Inc. (I)	3,756	41,053
Melrose Industries PLC	249,201	1,209,015
Meritor, Inc. (I)	26,047	204,729
Metso OYJ	25,134	986,516
Middleby Corp. (I)	4,991	1,042,670
Miller Industries, Inc. (L)	3,183	54,047
Mitsubishi Heavy Industries, Ltd.	597,336	3,438,011
Mueller Industries, Inc.	7,449	414,686

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mueller Water Products, Inc., Class A	42,322	$338,153
Nabtesco Corp.	21,389	522,542
NGK Insulators, Ltd.	52,709	802,691
NN, Inc.	5,207	81,021
Nordson Corp.	27,068	1,993,017
NSK, Ltd.	92,050	944,333
Oshkosh Corp. (I) (L)	38,952	1,907,869
PACCAR, Inc.	111,983	6,232,974
Pall Corp.	35,184	2,710,575
Parker Hannifin Corp.	47,324	5,145,065
Pentair, Ltd.	62,522	4,060,179
PMFG, Inc. (I) (L)	6,816	50,438
Proto Labs, Inc. (I) (L)	4,533	346,276
RBC Bearings, Inc. (I)	6,059	399,228
Rexnord Corp. (I)	8,154	169,603
Sandvik AB	209,785	2,899,697
Scania AB, Series B	62,966	1,348,262
Schindler Holding AG,
Participation Certificates	9,577	1,439,928
Schindler Holding AG, Registered Shares	4,216	611,914
SembCorp Marine, Ltd.	163,774	591,739
SKF AB, B Shares	77,197	2,149,693
SMC Corp.	10,125	2,416,980
Snap-on, Inc.	18,671	1,857,765
SPX Corp.	20,319	1,719,800
Standex International Corp.	3,298	195,901
Stanley Black & Decker, Inc.	51,208	4,637,909
Sulzer AG	4,716	730,071
Sumitomo Heavy Industries, Ltd.	109,181	497,752
Sun Hydraulics Corp.	5,770	209,163
Tecumseh Products Company, Class A (I)	5,498	49,207
Tennant Company	4,866	301,692
Terex Corp. (I)	49,906	1,676,842
The ExOne Company (I) (L)	1,613	68,714
The Gorman-Rupp Company	4,089	164,051
The Japan Steel Works, Ltd.	63,405	369,331
The Weir Group PLC	41,932	1,582,338
THK Company, Ltd. (I)	22,388	498,407
Timken Company	35,785	2,161,414
Titan International, Inc. (L)	14,358	210,201
Trimas Corp. (I)	10,588	394,932
Trinity Industries, Inc. (L)	35,343	1,602,805
Twin Disc, Inc. (L)	2,423	63,313
Vallourec SA	20,897	1,252,458
Valmont Industries, Inc. (L)	12,009	1,668,170
Volvo AB, Series B	297,866	4,462,357
Wabash National Corp. (I)	18,538	216,153
Wabtec Corp.	43,165	2,713,784
Wartsila OYJ Abp	34,925	1,576,413
Watts Water Technologies, Inc., Class A	7,396	416,913
Woodward, Inc.	45,354	1,851,804
Xylem, Inc.	57,704	1,611,673
Yangzijiang Shipbuilding Holdings, Ltd.	362,001	316,079
Zardoya Otis SA	31,607	512,935

		203,470,598
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	108	933,871
A.P. Moeller Maersk A/S, Series B	260	2,387,610
Kirby Corp. (I)	25,458	2,203,390
Kuehne & Nagel International AG	10,625	1,391,803
Matson, Inc.	30,676	804,631
Mitsui O.S.K. Lines, Ltd.	213,441	967,487
Nippon Yusen KK (L)	317,713	1,006,541

316

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Orient Overseas International, Ltd.	41,386	$242,891

		9,938,224
Professional Services - 0.4%
Acacia Research Corp.	13,105	302,201
Adecco SA	26,062	1,861,434
ALS, Ltd.	73,714	722,737
Barrett Business Services, Inc.	1,925	129,572
Bureau Veritas SA	43,473	1,370,680
Capita PLC	129,421	2,085,940
CBIZ, Inc. (I) (L)	10,805	80,389
CDI Corp.	3,858	59,066
CRA International, Inc. (I)	3,032	56,456
Equifax, Inc.	38,091	2,279,746
Experian PLC	198,666	3,784,024
Exponent, Inc.	3,435	246,770
Franklin Covey Company (I)	2,873	51,570
FTI Consulting, Inc. (I)	28,869	1,091,248
GP Strategies Corp. (I)	4,001	104,906
Heidrick & Struggles International, Inc.	4,968	94,690
Huron Consulting Group, Inc. (I)	6,206	326,498
ICF International, Inc. (I)	5,180	183,424
Insperity, Inc.	5,868	220,637
Intertek Group PLC	31,737	1,697,519
Kelly Services, Inc., Class A (L)	7,011	136,504
Kforce, Inc.	7,301	129,155
Korn/Ferry International (I)	12,802	273,963
ManpowerGroup, Inc.	35,104	2,553,465
Mistras Group, Inc. (I)	4,359	74,103
Navigant Consulting Company (I)	13,010	201,135
Nielsen Holdings NV	66,879	2,437,740
Odyssey Marine Exploration, Inc. (I) (L)	24,436	73,552
On Assignment, Inc. (I)	12,215	403,095
Pendrell Corp. (I)	44,238	85,822
Randstad Holdings NV	24,400	1,374,940
Resources Connection, Inc.	10,734	145,660
Robert Half International, Inc.	44,552	1,738,865
RPX Corp. (I)	8,805	154,352
Seek, Ltd.	63,135	699,921
SGS SA	1,077	2,574,850
The Advisory Board Company (I)	9,457	562,502
The Corporate Executive Board Company (L)	23,994	1,742,444
The Dun & Bradstreet Corp. (L)	12,477	1,295,736
Towers Watson & Company, Class A	28,871	3,088,042
TrueBlue, Inc. (I)	10,809	259,524
VSE Corp.	1,234	57,936
WageWorks, Inc. (I)	6,694	337,712

		37,150,525
Road & Rail - 0.9%
Arkansas Best Corp.	7,042	180,768
Asciano, Ltd.	191,963	1,044,191
Aurizon Holdings, Ltd.	399,676	1,745,751
Celadon Group, Inc.	5,950	111,087
Central Japan Railway Company, Ltd.	28,414	3,648,655
ComfortDelGro Corp., Ltd.	395,723	621,882
Con-way, Inc.	25,332	1,091,556
CSX Corp.	323,483	8,326,452
DSV A/S, ADR	35,396	1,003,994
East Japan Railway Company	66,250	5,710,634
Genesee & Wyoming, Inc., Class A (I)	19,155	1,780,840
Hankyu Hanshin Holdings, Inc.	225,018	1,251,929
Heartland Express, Inc. (L)	12,663	179,688
J.B. Hunt Transport Services, Inc.	40,952	2,986,629

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	34,837	$3,809,774
Keikyu Corp.	92,620	878,070
Keio Corp.	114,064	820,223
Keisei Electric Railway Company, Ltd.	54,607	570,539
Kintetsu Corp.	319,753	1,193,190
Knight Transportation, Inc.	15,106	249,551
Landstar System, Inc.	20,388	1,141,320
Marten Transport, Ltd.	6,849	117,460
MTR Corp., Ltd.	285,273	1,130,009
Nippon Express Company, Ltd.	156,698	787,642
Norfolk Southern Corp.	99,735	7,714,502
Odakyu Electric Railway Company, Ltd. (L)	122,811	1,222,889
Quality Distribution, Inc. (I)	6,434	59,450
Roadrunner Transportation Systems, Inc. (I)	4,824	136,230
Ryder Systems, Inc.	16,161	964,812
Saia, Inc. (I)	6,626	206,599
Swift Transportation Company (I)	22,277	449,773
Tobu Railway Company, Ltd.	200,814	1,062,057
Tokyu Corp.	224,232	1,603,929
Union Pacific Corp.	146,748	22,795,834
Universal Truckload Services, Inc.	1,761	46,948
Werner Enterprises, Inc. (L)	32,553	759,461
West Japan Railway Company	33,136	1,421,401
YRC Worldwide, Inc. (I)	2,534	42,774

		78,868,493
Trading Companies & Distributors - 0.6%
Aceto Corp.	7,742	120,930
Aircastle, Ltd.	17,670	307,635
Applied Industrial Technologies, Inc. (L)	11,087	570,981
Beacon Roofing Supply, Inc. (I)	12,780	471,199
Brenntag AG	10,134	1,687,710
Bunzl PLC	65,451	1,417,122
CAI International, Inc. (I)	4,813	111,999
DXP Enterprises, Inc. (I)	2,527	199,557
Fastenal Company (L)	85,472	4,294,968
GATX Corp.	20,718	984,519
H&E Equipment Services, Inc. (I)	8,026	213,171
Houston Wire & Cable Company	5,327	71,755
ITOCHU Corp.	296,290	3,640,290
Kaman Corp.	7,229	273,690
Marubeni Corp.	324,626	2,562,313
Mitsubishi Corp. (L)	276,595	5,610,333
Mitsui & Company, Ltd.	341,911	4,981,869
MSC Industrial Direct Company, Inc., Class A	21,614	1,758,299
Noble Group, Ltd.	828,010	614,027
Rexel SA	41,774	1,063,568
Rush Enterprises, Inc., Class A (I) (L)	9,198	243,839
Sojitz Corp.	246,751	484,712
Sumitomo Corp. (L)	221,441	2,990,654
TAL International Group, Inc. (L)	8,935	417,533
Textainer Group Holdings, Ltd. (L)	5,539	209,762
Titan Machinery, Inc. (I) (L)	4,753	76,381
Toyota Tsusho Corp.	41,821	1,095,067
Travis Perkins PLC	48,231	1,287,787
United Rentals, Inc. (I) (L)	41,942	2,444,799
W.W. Grainger, Inc.	19,675	5,149,144
Watsco, Inc. (L)	18,841	1,776,141
Wolseley PLC	53,964	2,793,975

		49,925,729
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	72,172	1,406,370
Aeroports de Paris	5,851	612,431

317

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Atlantia SpA	65,123	$1,326,512
Auckland International Airport, Ltd.	206,723	569,216
Fraport AG Frankfurt Airport
Services Worldwide	7,281	511,215
Groupe Eurotunnel SA	108,210	986,419
Hutchison Port Holdings Trust	1,027,997	801,964
Kamigumi Company, Ltd.	45,733	389,444
Mitsubishi Logistics Corp.	24,472	371,232
Sydney Airport	40,868	149,893
Transurban Group	277,071	1,757,763
Wesco Aircraft Holdings, Inc. (I)	10,921	228,577

		9,111,036

		990,883,388
Information Technology - 13.3%
Communications Equipment - 1.3%
AAC Technologies Holdings, Inc.	145,000	661,591
ADTRAN, Inc.	41,907	1,116,402
Alliance Fiber Optic Products, Inc. (L)	3,558	72,832
Anaren, Inc. (I)	3,209	81,830
ARRIS Group, Inc. (I)	30,863	526,523
Aruba Networks, Inc. (I) (L)	30,286	503,959
Aviat Networks, Inc. (I)	17,920	46,234
Bel Fuse, Inc., Class B	3,025	52,756
Black Box Corp.	4,380	134,203
CalAmp Corp. (I)	9,642	169,988
Calix, Inc. (I)	11,256	143,289
Ciena Corp. (I)	73,045	1,824,664
Cisco Systems, Inc.	1,699,726	39,807,583
Comtech Telecommunications Corp.	4,425	107,616
Digi International, Inc. (I)	7,194	72,012
Emulex Corp. (I)	24,378	189,173
Extreme Networks, Inc. (I)	26,078	136,127
F5 Networks, Inc. (I)	24,675	2,116,128
Finisar Corp. (I) (L)	24,747	560,025
Globecomm Systems, Inc. (I)	6,486	90,999
Harmonic, Inc. (I)	30,652	235,714
Harris Corp.	34,768	2,061,742
Infinera Corp. (I) (L)	30,777	348,088
InterDigital, Inc.	29,493	1,100,974
Ixia (I)	14,686	230,130
JDS Uniphase Corp. (I)	73,984	1,088,305
Juniper Networks, Inc. (I)	160,328	3,184,114
KVH Industries, Inc. (I)	5,037	69,511
Motorola Solutions, Inc.	75,211	4,466,029
NETGEAR, Inc. (I)	10,187	314,371
Nokia OYJ (I)	736,910	4,809,939
Numerex Corp., Class A (I)	4,363	47,775
Oplink Communications, Inc. (I)	5,181	97,506
Parkervision, Inc. (I) (L)	24,735	82,862
PC-Tel, Inc.	5,795	51,286
Plantronics, Inc.	31,052	1,429,945
Polycom, Inc. (I)	76,374	834,004
Procera Networks, Inc. (I) (L)	5,834	90,369
QUALCOMM, Inc.	543,806	36,630,772
Riverbed Technology, Inc. (I)	73,665	1,074,772
Ruckus Wireless, Inc. (I)	11,688	196,709
ShoreTel, Inc. (I)	17,882	108,007
Sonus Networks, Inc. (I)	58,362	197,264
Symmetricom, Inc. (I)	11,525	55,551
Telefonaktiebolaget LM Ericsson, B Shares	598,897	7,976,844
Tellabs, Inc.	93,835	213,005
Tessco Technologies, Inc.	1,733	58,402

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Ubiquiti Networks, Inc.	3,443	$115,650
ViaSat, Inc. (I) (L)	10,473	667,654

		116,251,228
Computers & Peripherals - 2.4%
3D Systems Corp. (I) (L)	42,376	2,287,880
Apple, Inc.	287,974	137,291,605
Avid Technology, Inc. (I)	9,638	57,828
Cray, Inc. (I)	10,571	254,444
Datalink Corp. (I)	4,768	64,463
Dell, Inc.	464,573	6,397,170
Diebold, Inc.	28,635	840,724
Electronics for Imaging, Inc. (I)	12,313	390,076
EMC Corp.	659,452	16,855,593
Fusion-io, Inc. (I) (L)	20,218	270,719
Gemalto NV	15,589	1,674,450
Hewlett-Packard Company	610,312	12,804,346
Imation Corp. (I)	10,655	43,686
Immersion Corp. (I)	7,704	101,616
Lexmark International, Inc., Class A	27,896	920,568
NCR Corp. (I)	74,454	2,949,123
NEC Corp.	455,536	1,057,247
NetApp, Inc. (L)	107,871	4,597,462
QLogic Corp. (I)	23,623	258,436
Quantum Corp. (I)	61,597	85,004
SanDisk Corp.	76,990	4,581,675
Seagate Technology PLC	97,533	4,266,093
Silicon Graphics International Corp. (I)	9,138	148,493
Super Micro Computer, Inc. (I)	8,797	119,111
Western Digital Corp.	67,340	4,269,356

		202,587,168
Electronic Equipment, Instruments & Components - 0.9%
Aeroflex Holding Corp. (I)	5,691	40,065
Agilysys, Inc. (I)	4,235	50,481
Amphenol Corp., Class A	50,666	3,920,535
Anixter International, Inc. (I)	6,972	611,166
Arrow Electronics, Inc. (I)	44,920	2,179,968
Audience, Inc. (I)	3,034	34,102
Avnet, Inc.	61,500	2,565,165
Badger Meter, Inc.	3,898	181,257
Belden, Inc.	11,639	745,478
Benchmark Electronics, Inc. (I)	14,180	324,580
Checkpoint Systems, Inc. (I)	11,174	186,606
Citizen Holdings Company, Ltd.	53,239	374,697
Cognex Corp.	23,012	721,656
Coherent, Inc.	6,381	392,112
Corning, Inc.	466,895	6,811,998
CTS Corp.	9,091	143,365
Daktronics, Inc.	9,985	111,732
DTS, Inc. (I)	5,091	106,911
Electro Rent Corp.	4,965	90,065
Electro Scientific Industries, Inc.	6,726	78,761
Fabrinet (I)	7,780	131,015
FARO Technologies, Inc. (I)	4,630	195,247
FEI Company	10,176	893,453
FLIR Systems, Inc.	44,308	1,391,271
FUJIFILM Holdings Corp.	91,125	2,194,415
GSI Group, Inc. (I)	8,485	80,947
Hamamatsu Photonics KK	14,033	529,731
Hexagon AB	46,536	1,402,520
Hirose Electric Company, Ltd.	5,936	914,284
Hitachi High-Technologies Corp.	11,684	262,811
Hitachi, Ltd.	951,304	6,298,943

318

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Hoya Corp.	85,567	$2,026,991
Ibiden Company, Ltd.	22,386	367,076
Ingram Micro, Inc., Class A (I)	68,511	1,579,179
Insight Enterprises, Inc. (I)	11,601	219,491
InvenSense, Inc. (I) (L)	15,085	265,798
Itron, Inc. (I)	27,925	1,196,028
Jabil Circuit, Inc.	58,120	1,260,042
KEMET Corp. (I)	13,679	57,178
Keyence Corp.	8,968	3,415,817
Kyocera Corp.	64,044	3,412,242
Littelfuse, Inc.	5,843	457,039
Maxwell Technologies, Inc. (I) (L)	8,582	77,925
Measurement Specialties, Inc. (I)	4,156	225,421
Mercury Computer Systems, Inc. (I)	8,980	89,710
Mesa Laboratories, Inc.	887	59,970
Methode Electronics, Inc.	9,900	277,200
Molex, Inc.	43,982	1,694,187
MTS Systems Corp.	4,162	267,825
Murata Manufacturing Company, Ltd.	39,871	3,055,191
National Instruments Corp.	43,660	1,350,404
Neonode, Inc. (I)	8,061	51,752
Newport Corp. (I)	10,631	166,163
Nippon Electric Glass Company, Ltd.	72,975	391,489
Omron Corp.	40,169	1,453,728
OSI Systems, Inc. (I)	5,322	396,329
Park Electrochemical Corp.	5,527	158,349
PC Connection, Inc.	2,578	38,902
Plexus Corp. (I)	9,056	336,883
RealD, Inc. (I) (L)	10,913	76,391
Rofin-Sinar Technologies, Inc. (I)	7,416	179,541
Rogers Corp. (I)	4,534	269,682
Sanmina Corp. (I)	22,043	385,532
ScanSource, Inc. (I)	7,321	253,307
Shimadzu Corp.	46,810	444,690
SYNNEX Corp. (I)	6,857	421,363
TDK Corp.	24,173	951,122
TE Connectivity, Ltd.	131,461	6,807,051
Tech Data Corp. (I)	16,967	846,823
Trimble Navigation, Ltd. (I)	115,108	3,419,859
TTM Technologies, Inc. (I)	14,841	144,700
Uni-Pixel, Inc. (I) (L)	2,961	52,499
Universal Display Corp. (I) (L)	10,684	342,209
Vishay Intertechnology, Inc. (I) (L)	59,453	766,349
Vishay Precision Group, Inc. (I)	3,552	51,682
Yaskawa Electric Corp.	41,910	592,035
Yokogawa Electric Corp.	42,274	604,065
Zygo Corp. (I)	4,786	76,480

		74,999,026
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (I)	56,282	2,909,779
Angie’s List, Inc. (I) (L)	11,257	253,283
AOL, Inc. (I)	34,287	1,185,644
Bankrate, Inc. (I) (L)	12,374	254,533
Bazaarvoice, Inc. (I) (L)	13,053	118,521
Blucora, Inc. (I)	10,976	252,228
Brightcove, Inc. (I)	8,018	90,203
Carbonite, Inc. (I)	3,769	56,535
comScore, Inc. (I)	9,567	277,156
Constant Contact, Inc. (I)	8,417	199,399
Cornerstone OnDemand, Inc. (I)	10,710	550,922
CoStar Group, Inc. (I)	7,536	1,265,294
Dealertrack Technologies, Inc. (I)	11,478	491,718

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Demand Media, Inc. (I)	10,258	$64,831
Demandware, Inc. (I)	4,276	198,107
Dena Company, Ltd. (L)	20,777	423,397
Dice Holdings, Inc. (I) (L)	11,205	95,355
Digital River, Inc. (I)	9,539	170,462
E2open, Inc. (I) (L)	4,253	95,267
EarthLink, Inc.	28,213	139,654
eBay, Inc. (I)	369,570	20,618,310
eGain Corp. (I)	4,244	64,042
Envestnet, Inc. (I)	6,154	190,774
Equinix, Inc. (I) (L)	22,137	4,065,460
Global Eagle Entertainment, Inc. (I)	6,336	59,178
Google, Inc., Class A (I)	88,677	77,673,071
Gree, Inc. (L)	19,828	154,555
Internap Network Services Corp. (I)	14,692	102,109
IntraLinks Holdings, Inc. (I)	10,880	95,744
j2 Global, Inc. (L)	12,107	599,539
Limelight Networks, Inc. (I)	17,574	33,918
Liquidity Services, Inc. (I) (L)	6,596	221,362
LivePerson, Inc. (I)	15,133	142,856
LogMeIn, Inc. (I)	6,651	206,514
Marchex, Inc., Class B	7,340	53,435
Millennial Media, Inc. (I) (L)	9,608	67,929
Monster Worldwide, Inc. (I) (L)	82,950	366,639
Move, Inc. (I)	10,895	184,670
NIC, Inc. (L)	17,425	402,692
OpenTable, Inc. (I)	6,019	421,210
Perficient, Inc. (I)	9,321	171,134
QuinStreet, Inc. (I)	9,144	86,411
Rackspace Hosting, Inc. (I) (L)	51,111	2,696,616
RealNetworks, Inc. (I)	8,008	68,548
Responsys, Inc. (I)	9,964	164,406
SciQuest, Inc. (I)	6,159	138,331
Shutterstock, Inc. (I)	2,001	145,513
Spark Networks, Inc. (I)	6,018	50,070
SPS Commerce, Inc. (I)	4,074	272,632
Stamps.com, Inc. (I)	3,522	161,765
support.com, Inc. (I)	15,266	83,200
The Active Network, Inc. (I)	14,965	214,149
Travelzoo, Inc. (I)	2,254	59,821
Trulia, Inc. (I) (L)	7,439	349,856
United Internet AG	21,001	795,833
United Online, Inc.	24,950	199,101
Unwired Planet, Inc. (I)	26,578	45,980
ValueClick, Inc. (I) (L)	51,350	1,070,648
VeriSign, Inc. (I) (L)	42,955	2,185,980
VistaPrint NV (I) (L)	8,676	490,368
Vocus, Inc. (I)	5,548	51,652
Web.com Group, Inc. (I) (L)	11,033	356,807
WebMD Health Corp. (I) (L)	9,392	268,611
XO Group, Inc. (I)	7,701	99,497
Xoom Corp. (I)	2,018	64,193
Yahoo Japan Corp.	282,900	1,610,809
Yahoo!, Inc. (I)	300,268	9,956,887
Yelp, Inc. (I)	7,792	515,675
Zillow, Inc., Class A (I)	5,467	461,251
Zix Corp. (I)	17,956	87,805

		137,739,844
IT Services - 2.5%
Accenture PLC, Class A	203,856	15,011,956
Acxiom Corp. (I)	52,817	1,499,475
Alliance Data Systems Corp. (I) (L)	21,865	4,623,792
Amadeus IT Holding SA, A Shares	74,853	2,656,401

319

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
AtoS	10,958	$856,358
Automatic Data Processing, Inc.	153,483	11,109,100
Blackhawk Network Holdings, Inc. (I) (L)	3,402	81,750
Broadridge Financial Solutions, Inc.	53,256	1,690,878
CACI International, Inc., Class A (I) (L)	5,950	411,205
Cap Gemini SA	28,352	1,687,443
Cardtronics, Inc. (I)	11,983	444,569
Cass Information Systems, Inc.	2,725	145,433
CIBER, Inc. (I)	20,780	68,574
Cognizant Technology
Solutions Corp., Class A (I)	95,438	7,837,369
Computer Sciences Corp.	47,557	2,460,599
Computer Task Group, Inc.	4,307	69,601
Computershare, Ltd.	92,977	860,971
Convergys Corp. (L)	73,764	1,383,075
CoreLogic, Inc. (I)	42,881	1,159,931
CSG Systems International, Inc.	8,775	219,814
DST Systems, Inc.	13,522	1,019,694
EPAM Systems, Inc. (I)	5,845	201,653
Euronet Worldwide, Inc. (I) (L)	13,198	525,280
EVERTEC, Inc.	7,797	173,171
ExlService Holdings, Inc. (I)	8,655	246,494
Fidelity National Information Services, Inc.	92,756	4,307,589
Fiserv, Inc. (I)	40,713	4,114,049
Forrester Research, Inc.	3,254	119,617
Fujitsu, Ltd. (I)	366,564	1,371,335
Gartner, Inc. (I) (L)	41,790	2,507,400
Global Cash Access Holdings, Inc. (I)	18,436	143,985
Global Payments, Inc.	33,904	1,731,816
Heartland Payment Systems, Inc. (L)	9,592	380,994
Higher One Holdings, Inc. (I)	8,963	68,746
IBM Corp.	326,385	60,439,974
iGATE Corp. (I)	9,601	266,524
ITOCHU Techno-Science Corp.	4,756	169,350
Jack Henry & Associates, Inc. (L)	38,121	1,967,425
Leidos Holdings, Inc.	32,672	1,487,241
Lender Processing Services, Inc.	38,269	1,273,210
Lionbridge Technologies, Inc. (I)	17,551	64,763
ManTech International Corp., Class A (L)	16,737	481,356
Mastercard, Inc., Class A	32,884	22,123,698
MAXIMUS, Inc.	17,900	806,216
MoneyGram International, Inc. (I)	5,935	116,207
NeuStar, Inc., Class A (I) (L)	28,872	1,428,587
Nomura Research Institute, Ltd.	19,885	692,670
NTT Data Corp.	24,800	837,856
Otsuka Corp.	3,117	398,339
Paychex, Inc.	102,563	4,168,160
PRGX Global, Inc. (I)	8,814	55,176
Sapient Corp. (I)	29,169	454,161
Science Applications International Corp.	18,670	630,108
ServiceSource International, Inc. (I)	16,651	201,144
Sykes Enterprises, Inc. (I)	10,146	181,715
Syntel, Inc.	4,019	321,922
TeleTech Holdings, Inc. (I) (L)	5,197	130,393
Teradata Corp. (I)	51,714	2,867,024
The Hackett Group, Inc.	8,562	61,047
The Western Union Company	176,433	3,292,240
Total Systems Services, Inc.	50,872	1,496,654
Unisys Corp. (I) (L)	11,694	294,572
VeriFone Systems, Inc. (I)	48,986	1,119,820
Virtusa Corp. (I)	5,477	159,162
Visa, Inc., Class A	163,650	31,273,515

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
WEX, Inc. (I) (L)	27,642	$2,425,586

		212,875,932
Office Electronics - 0.2%
Brother Industries, Ltd.	46,376	525,611
Canon, Inc.	223,100	7,129,482
Konica Minolta Holdings, Inc.	94,070	792,611
Ricoh Company, Ltd.	131,869	1,526,772
Xerox Corp.	367,634	3,782,954
Zebra Technologies Corp., Class A (I)	22,827	1,039,313

		14,796,743
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (I)	10,385	181,945
Advanced Micro Devices, Inc. (I) (L)	274,384	1,042,659
Advantest Corp.	29,840	345,523
Alpha & Omega Semiconductor, Ltd. (I)	5,519	46,415
Altera Corp.	101,595	3,775,270
Ambarella, Inc. (I)	5,190	101,309
Amkor Technology, Inc. (I) (L)	16,515	70,849
ANADIGICS, Inc. (I)	25,576	50,385
Analog Devices, Inc.	97,674	4,595,562
Applied Materials, Inc.	380,691	6,677,320
Applied Micro Circuits Corp. (I)	18,401	237,373
ARM Holdings PLC	275,043	4,403,617
ASM Pacific Technology, Ltd.	47,168	478,305
ASML Holding NV	70,340	6,937,453
Atmel Corp. (I)	191,682	1,426,114
ATMI, Inc. (I)	8,293	219,930
Axcelis Technologies, Inc. (I)	31,492	66,448
Broadcom Corp., Class A	175,634	4,568,240
Brooks Automation, Inc.	17,139	159,564
Cabot Microelectronics Corp. (I)	6,054	233,200
Cavium, Inc. (I)	13,620	561,144
Ceva, Inc. (I)	6,136	105,846
Cirrus Logic, Inc. (I) (L)	16,924	383,836
Cohu, Inc.	6,822	74,428
Cree, Inc. (I) (L)	53,861	3,241,894
Cypress Semiconductor Corp. (I) (L)	99,976	933,776
Diodes, Inc. (I)	9,580	234,710
DSP Group, Inc. (I)	5,798	40,876
Entegris, Inc. (I)	37,029	375,844
Entropic Communications, Inc. (I) (L)	24,779	108,532
Exar Corp. (I)	10,300	138,123
Fairchild Semiconductor International, Inc. (I)	57,236	795,008
First Solar, Inc. (I)	21,031	845,657
FormFactor, Inc. (I)	14,520	99,607
GT Advanced Technologies, Inc. (I) (L)	32,514	276,694
Hittite Microwave Corp. (I)	8,234	538,092
Infineon Technologies AG	212,717	2,128,059
Inphi Corp. (I)	7,365	98,912
Integrated Device Technology, Inc. (I)	95,901	903,387
Integrated Silicon Solution, Inc. (I)	7,681	83,646
Intel Corp. (L)	1,581,923	36,257,675
Intermolecular, Inc. (I)	5,421	29,870
International Rectifier Corp. (I)	49,844	1,234,636
Intersil Corp., Class A	90,904	1,020,852
IXYS Corp.	6,634	64,018
KLA-Tencor Corp.	52,593	3,200,284
Kopin Corp. (I)	19,432	78,311
Lam Research Corp. (I)	51,357	2,628,965
Lattice Semiconductor Corp. (I)	31,234	139,304
Linear Technology Corp.	73,836	2,928,336
LSI Corp.	174,510	1,364,668

320

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
LTX-Credence Corp. (I)	13,534	$89,054
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,967	50,498
MaxLinear, Inc., Class A (I)	7,145	59,232
Micrel, Inc. (L)	12,051	109,785
Microchip Technology, Inc. (L)	61,836	2,491,372
Micron Technology, Inc. (I)	325,893	5,693,351
Microsemi Corp. (I)	24,534	594,950
Mindspeed Technologies, Inc. (I) (L)	12,917	39,268
MKS Instruments, Inc.	13,881	369,096
Monolithic Power Systems, Inc. (L)	9,716	294,200
MoSys, Inc. (I)	14,703	54,695
Nanometrics, Inc. (I)	6,501	104,796
NeoPhotonics Corp. (I)	6,233	46,062
NVE Corp. (I)	1,368	69,823
NVIDIA Corp.	183,125	2,849,425
OmniVision Technologies, Inc. (I) (L)	14,396	220,403
PDF Solutions, Inc. (I)	6,797	144,436
Peregrine Semiconductor Corp. (I) (L)	7,437	66,710
Pericom Semiconductor Corp. (I)	7,263	56,651
Photronics, Inc. (I) (L)	16,396	128,381
PLX Technology, Inc. (I)	13,398	80,656
PMC-Sierra, Inc. (I)	54,489	360,717
Power Integrations, Inc. (L)	7,682	415,980
Rambus, Inc. (I)	30,068	282,639
Renewable Energy Corp. ASA (I)	50	22
RF Micro Devices, Inc. (I)	201,845	1,138,406
Rohm Company, Ltd.	19,010	781,983
Rubicon Technology, Inc. (I) (L)	5,443	65,915
Rudolph Technologies, Inc. (I)	8,884	101,278
Semtech Corp. (I)	48,283	1,448,007
Sigma Designs, Inc. (I)	9,155	51,176
Silicon Image, Inc. (I)	20,966	111,958
Silicon Laboratories, Inc. (I)	17,600	751,696
Skyworks Solutions, Inc. (I)	84,146	2,090,187
Spansion, Inc., Class A (I)	12,017	121,252
STMicroelectronics NV	125,443	1,156,212
Sumco Corp.	21,811	177,320
SunEdison, Inc. (I)	169,855	1,353,744
SunPower Corp. (I) (L)	10,942	286,243
Supertex, Inc.	2,827	71,636
Synaptics, Inc. (I) (L)	8,643	382,712
Teradyne, Inc. (I)	59,718	986,541
Tessera Technologies, Inc.	14,001	270,919
Texas Instruments, Inc.	347,551	13,995,879
Tokyo Electron, Ltd.	33,728	1,814,305
TriQuint Semiconductor, Inc. (I)	43,446	353,216
Ultra Clean Holdings (I)	6,955	48,059
Ultratech, Inc. (I)	7,425	224,978
Veeco Instruments, Inc. (I)	10,446	388,905
Volterra Semiconductor Corp. (I)	7,015	161,345
Xilinx, Inc.	83,233	3,900,298

		143,438,843
Software - 2.7%
Accelrys, Inc. (I)	15,525	153,077
ACI Worldwide, Inc. (I)	28,070	1,517,464
Actuate Corp. (I)	13,369	98,262
Adobe Systems, Inc. (I)	148,383	7,707,013
Advent Software, Inc.	27,197	863,505
American Software, Inc., Class A	7,033	60,062
ANSYS, Inc. (I)	41,461	3,587,206
Aspen Technology, Inc. (I)	24,747	855,009
Autodesk, Inc. (I)	71,181	2,930,522

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
AVG Technologies NV (I)	6,337	$151,708
Blackbaud, Inc.	12,106	472,618
Bottomline Technologies, Inc. (I) (L)	10,127	282,341
BroadSoft, Inc. (I) (L)	7,582	273,179
CA, Inc.	104,819	3,109,980
Cadence Design Systems, Inc. (I) (L)	127,355	1,719,293
Callidus Software, Inc. (I)	11,246	103,126
Citrix Systems, Inc. (I)	59,212	4,180,959
CommVault Systems, Inc. (I)	32,037	2,813,810
Compuware Corp.	96,265	1,078,168
Comverse, Inc. (I)	5,882	187,930
Concur Technologies, Inc. (I) (L)	21,109	2,332,545
Dassault Systemes SA	12,335	1,648,075
Digimarc Corp.	1,993	40,259
Ebix, Inc. (L)	8,406	83,556
Electronic Arts, Inc. (I)	94,960	2,426,228
Ellie Mae, Inc. (I)	7,005	224,230
EPIQ Systems, Inc.	8,278	109,435
ePlus, Inc.	1,039	53,696
FactSet Research Systems, Inc. (L)	18,089	1,973,510
Fair Isaac Corp.	25,243	1,395,433
FleetMatics Group PLC (I)	4,328	162,516
Glu Mobile Inc. (I) (L)	17,327	48,342
Guidance Software, Inc. (I)	5,108	46,330
Guidewire Software, Inc. (I)	11,101	522,968
Gungho Online Entertainment, Inc. (I) (L)	680	532,458
Imperva, Inc. (I)	5,369	225,605
Infoblox, Inc. (I)	13,293	555,913
Informatica Corp. (I)	48,548	1,891,916
Interactive Intelligence Group (I)	4,146	263,230
Intuit, Inc. (L)	94,269	6,250,977
Jive Software, Inc. (I) (L)	10,675	133,438
Konami Corp.	19,699	455,702
Manhattan Associates, Inc. (I)	5,088	485,650
Mentor Graphics Corp.	68,248	1,594,956
MICROS Systems, Inc. (I) (L)	34,367	1,716,288
Microsoft Corp.	2,403,173	80,049,693
MicroStrategy, Inc., Class A (I)	2,434	252,552
Model N, Inc. (I) (L)	2,352	23,285
Monotype Imaging Holdings, Inc.	10,149	290,870
Netscout Systems, Inc. (I)	9,578	244,909
Nexon Company, Ltd.	22,453	274,468
Nice Systems, Ltd.	11,304	467,512
Nintendo Company, Ltd.	20,942	2,379,693
Oracle Corp.	1,130,643	37,503,428
Oracle Corp. Japan	7,806	290,883
Pegasystems, Inc.	4,706	187,346
Progress Software Corp. (I)	14,365	371,766
Proofpoint, Inc. (I)	5,969	191,724
PROS Holdings, Inc. (I)	6,051	206,884
PTC, Inc. (I)	84,929	2,414,531
QLIK Technologies, Inc. (I)	23,079	790,225
Qualys, Inc. (I)	4,123	88,191
Rally Software Development Corp. (I)	1,931	57,853
RealPage, Inc. (I)	12,589	291,561
Red Hat, Inc. (I)	60,056	2,770,984
Rosetta Stone, Inc. (I)	3,424	55,572
Rovi Corp. (I)	45,763	877,277
Salesforce.com, Inc. (I) (L)	174,602	9,063,590
SAP AG	181,309	13,400,918
Seachange International, Inc. (I)	8,880	101,854
Silver Spring Networks, Inc. (I)	1,573	27,260
SolarWinds, Inc. (I)	29,427	1,031,711

321

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	30,862	$1,631,674
Sourcefire, Inc. (I)	8,289	629,301
SS&C Technologies Holdings, Inc. (I)	15,370	585,597
Symantec Corp.	220,412	5,455,197
Synchronoss Technologies, Inc. (I) (L)	7,789	296,449
Synopsys, Inc. (I)	69,268	2,611,404
Take-Two Interactive Software, Inc. (I)	21,515	390,712
Tangoe, Inc. (I) (L)	8,534	203,621
The Sage Group PLC	218,246	1,164,948
TIBCO Software, Inc. (I)	68,490	1,752,659
TiVo, Inc. (I)	33,645	418,544
Trend Micro, Inc.	20,664	771,404
Tyler Technologies, Inc. (I)	8,324	728,100
Ultimate Software Group, Inc. (I)	7,301	1,076,167
VASCO Data Security International, Inc. (I)	7,994	63,073
Verint Systems, Inc. (I)	13,939	516,579
VirnetX Holding Corp. (I) (L)	11,230	229,092
Vringo, Inc. (I) (L)	20,549	59,181

		229,608,730

		1,132,297,514
Materials - 5.1%
Chemicals - 2.7%
A. Schulman, Inc.	7,830	230,672
Advanced Emissions Solutions, Inc. (I)	2,826	120,727
Air Liquide SA	61,329	8,544,038
Air Products & Chemicals, Inc.	65,981	7,031,595
Air Water, Inc.	30,265	447,881
Airgas, Inc.	20,874	2,213,688
Akzo Nobel NV	47,176	3,101,233
Albemarle Corp.	36,500	2,297,310
American Pacific Corp. (I)	1,734	94,954
American Vanguard Corp.	7,781	209,465
Arabian American Development Company (I)	6,029	54,864
Arkema SA	12,349	1,376,205
Asahi Kasei Corp.	248,600	1,878,416
Ashland, Inc.	32,265	2,983,867
Axiall Corp.	18,464	697,755
Balchem Corp.	7,943	411,050
BASF SE	180,733	17,353,119
Cabot Corp.	26,557	1,134,249
Calgon Carbon Corp. (I)	14,580	276,874
CF Industries Holdings, Inc.	18,028	3,800,843
Chemtura Corp. (I)	26,103	600,108
Croda International PLC	26,695	1,147,681
Cytec Industries, Inc.	16,365	1,331,456
Daicel Corp.	56,985	515,381
E.I. du Pont de Nemours & Company	293,717	17,200,068
Eastman Chemical Company	49,060	3,821,774
Ecolab, Inc.	85,927	8,486,151
EMS-Chemie Holding AG	1,606	567,627
Ferro Corp. (I)	19,863	180,952
Flotek Industries, Inc. (I) (L)	12,685	291,755
FMC Corp.	43,064	3,088,550
Fuchs Petrolub AG	6,973	583,927
FutureFuel Corp.	5,972	107,257
Givaudan AG	1,634	2,390,159
H.B. Fuller Company	13,308	601,389
Hawkins, Inc.	2,606	98,350
Hitachi Chemical, Ltd.	20,970	337,700
Incitec Pivot, Ltd.	320,157	804,828
Innophos Holdings, Inc.	5,800	306,124
Innospec, Inc.	6,270	292,558

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	25,667	$2,112,394
Intrepid Potash, Inc. (L)	39,536	619,924
Israel Chemicals, Ltd.	87,457	738,207
Israel Corp., Ltd. (I)	557	294,222
Johnson Matthey PLC	40,304	1,832,673
JSR Corp.	35,090	653,903
K&S AG (L)	33,879	878,223
Kaneka Corp.	56,748	371,481
Kansai Paint Company, Ltd.	45,886	609,891
KMG Chemicals, Inc.	2,550	56,075
Koninklijke DSM NV	30,338	2,289,858
Koppers Holdings, Inc.	5,473	233,423
Kraton Performance Polymers, Inc. (I)	8,788	172,157
Kuraray Company, Ltd.	67,725	813,566
Landec Corp. (I)	7,192	87,742
Lanxess AG	16,362	1,062,099
Linde AG	36,444	7,222,064
LSB Industries, Inc. (I)	5,158	172,948
LyondellBasell Industries NV, Class A	141,989	10,397,854
Minerals Technologies, Inc.	24,620	1,215,489
Mitsubishi Chemical Holdings Corp.	266,502	1,249,054
Mitsubishi Gas & Chemicals Company, Inc.	76,217	642,287
Mitsui Chemicals, Inc.	160,590	442,108
Monsanto Company	168,905	17,628,615
NewMarket Corp. (L)	5,135	1,478,418
Nitto Denko Corp.	32,461	2,126,721
Olin Corp.	57,215	1,319,950
OM Group, Inc. (I)	8,533	288,245
OMNOVA Solutions, Inc. (I)	13,209	112,937
Orica, Ltd.	72,146	1,350,518
PolyOne Corp.	26,519	814,398
PPG Industries, Inc.	45,176	7,547,103
Praxair, Inc.	93,533	11,243,602
Quaker Chemical Corp.	3,517	256,917
RPM International, Inc.	59,587	2,157,049
Sensient Technologies Corp.	35,611	1,705,411
Shin-Etsu Chemical Company, Ltd.	80,791	4,959,963
Showa Denko KK	293,827	398,744
Sigma-Aldrich Corp. (L)	38,113	3,251,039
Sika AG	423	1,233,178
Solvay SA	11,663	1,749,376
Stepan Company	5,011	289,285
Sumitomo Chemical Company, Ltd.	293,291	1,119,632
Syngenta AG	18,321	7,485,094
Taiyo Nippon Sanso Corp.	49,657	334,077
Taminco Corp. (I)	4,311	87,513
Teijin, Ltd.	187,243	432,403
The Dow Chemical Company	382,827	14,700,557
The Mosaic Company	108,100	4,650,462
The Scotts Miracle-Gro Company, Class A (L)	19,707	1,084,476
The Sherwin-Williams Company	27,888	5,080,636
Toray Industries, Inc.	288,562	1,902,750
Tredegar Corp.	6,587	171,262
Ube Industries, Ltd.	208,889	394,909
Umicore SA	22,416	1,089,149
Valspar Corp.	36,181	2,294,961
Yara International ASA	36,332	1,500,670
Zep, Inc.	6,365	103,495
Zoltek Companies, Inc. (I)	7,564	126,243

		233,650,000
Construction Materials - 0.3%
Boral, Ltd.	152,257	681,950
Cimpor-Cimentos de Portugal SA	9	38

322

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
CRH PLC	135,915	$3,269,327
CRH PLC (London Exchange)	7,591	181,731
Eagle Materials, Inc.	22,221	1,612,134
Fletcher Building, Ltd.	134,729	1,063,147
Headwaters, Inc. (I)	19,634	176,510
HeidelbergCement AG	27,672	2,134,233
Holcim, Ltd.	45,049	3,353,758
Imerys SA	6,668	465,973
James Hardie Industries, Ltd.	86,871	865,651
Lafarge SA	36,744	2,559,291
Martin Marietta Materials, Inc.	20,728	2,034,868
Taiheiyo Cement Corp.	231,279	1,013,396
Texas Industries, Inc. (I) (L)	5,752	381,415
US Concrete, Inc. (I) (L)	3,938	78,996
Vulcan Materials Company	40,860	2,116,957

		21,989,375
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,232	91,550
Amcor, Ltd.	237,485	2,323,828
Aptargroup, Inc. (L)	29,739	1,788,206
Avery Dennison Corp.	31,852	1,386,199
Ball Corp.	47,130	2,115,194
Bemis Company, Inc.	32,702	1,275,705
Berry Plastics Group, Inc. (I)	14,715	293,859
Boise, Inc.	26,997	340,162
Graphic Packaging Holding Company (I)	55,534	475,371
Greif, Inc., Class A	13,720	672,692
MeadWestvaco Corp.	56,501	2,168,508
Myers Industries, Inc.	7,717	155,189
Owens-Illinois, Inc. (I)	52,277	1,569,356
Packaging Corp. of America	44,075	2,516,242
Rexam PLC	155,742	1,213,883
Rock-Tenn Company, Class A	32,274	3,268,388
Sealed Air Corp.	62,077	1,687,874
Silgan Holdings, Inc.	19,624	922,328
Sonoco Products Company	45,139	1,757,713
Toyo Seikan Kaisha, Ltd.	32,129	632,171

		26,654,418
Metals & Mining - 1.6%
A. M. Castle & Company (I)	4,972	80,049
AK Steel Holding Corp. (I) (L)	37,027	138,851
Alcoa, Inc. (L)	338,515	2,748,742
Allegheny Technologies, Inc. (L)	33,620	1,026,082
Allied Nevada Gold Corp. (I) (L)	28,184	117,809
Alumina, Ltd. (I)	496,604	476,970
AMCOL International Corp.	7,409	242,126
Anglo American PLC	274,247	6,743,971
Antofagasta PLC	77,567	1,029,591
ArcelorMittal	196,644	2,704,391
BHP Billiton PLC	415,632	12,241,919
BHP Billiton, Ltd.	632,017	21,080,057
Boliden AB	53,791	806,325
Carpenter Technology Corp.	23,721	1,378,427
Century Aluminum Company (I)	14,311	115,204
Cliffs Natural Resources, Inc. (L)	47,725	978,363
Coeur d’Alene Mines Corp. (I)	26,804	322,988
Commercial Metals Company	83,391	1,413,477
Compass Minerals International, Inc. (L)	15,005	1,144,431
Daido Steel Company, Ltd.	53,557	316,156
Fortescue Metals Group, Ltd.	306,406	1,359,745
Freeport-McMoRan Copper & Gold, Inc.	328,610	10,870,419
Fresnillo PLC	36,236	571,190

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Glencore Xstrata PLC	2,087,989	$11,389,612
Globe Specialty Metals, Inc. (L)	17,794	274,206
Gold Resource Corp. (L)	9,914	65,730
Haynes International, Inc.	3,310	150,042
Hecla Mining Company (L)	89,029	279,551
Hitachi Metals, Ltd.	38,164	469,121
Horsehead Holding Corp. (I)	12,348	153,856
Iluka Resources, Ltd.	82,377	881,714
JFE Holdings, Inc.	96,735	2,520,573
Kaiser Aluminum Corp. (L)	5,007	356,749
Kobe Steel, Ltd. (I)	490,117	913,572
Maruichi Steel Tube, Ltd.	8,861	220,464
Materion Corp.	5,572	178,638
Mitsubishi Materials Corp.	220,333	912,683
Molycorp, Inc. (I) (L)	33,391	219,045
Newcrest Mining, Ltd.	150,809	1,647,517
Newmont Mining Corp.	157,355	4,421,676
Nippon Steel & Sumitomo Metal Corp.	1,496,067	5,099,959
Norsk Hydro ASA	183,167	759,604
Nucor Corp. (L)	100,761	4,939,304
Olympic Steel, Inc. (L)	2,619	72,756
Paramount Gold and Silver Corp. (I) (L)	42,111	54,323
Randgold Resources, Ltd.	17,234	1,235,735
Reliance Steel & Aluminum Company	34,537	2,530,526
Rio Tinto PLC	250,146	12,250,681
Rio Tinto, Ltd.	85,749	4,943,496
Royal Gold, Inc.	29,169	1,419,364
RTI International Metals, Inc. (I) (L)	8,401	269,168
Schnitzer Steel Industries, Inc., Class A (L)	6,880	189,475
Steel Dynamics, Inc.	99,026	1,654,724
Stillwater Mining Company (I) (L)	31,587	347,773
Sumitomo Metal Mining Company, Ltd.	103,343	1,465,052
SunCoke Energy, Inc. (I)	18,864	320,688
ThyssenKrupp AG (I)	75,940	1,817,774
U.S. Silica Holdings, Inc. (L)	5,761	143,449
United States Steel Corp. (L)	44,955	925,623
Universal Stainless & Alloy (I)	2,115	68,801
Vedanta Resources PLC	18,438	323,136
Voestalpine AG	22,055	1,055,136
Walter Energy, Inc. (L)	17,100	239,913
Worthington Industries, Inc.	37,659	1,296,599
Yamato Kogyo Company, Ltd.	8,586	319,608

		136,704,699
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	3,570	96,212
Clearwater Paper Corp. (I)	5,907	282,177
Deltic Timber Corp.	2,976	193,857
Domtar Corp. (L)	14,631	1,161,994
International Paper Company	140,660	6,301,568
KapStone Paper and Packaging Corp. (I)	10,834	463,695
Louisiana-Pacific Corp. (I)	99,836	1,756,115
Neenah Paper, Inc.	4,333	170,330
OJI Paper Company, Ltd.	156,933	737,251
P.H. Glatfelter Company	11,266	304,971
Resolute Forest Products, Inc. (I)	18,425	243,579
Schweitzer-Mauduit International, Inc.	8,269	500,523
Stora Enso OYJ, Series R (L)	108,260	917,490
UPM-Kymmene OYJ	103,906	1,438,495
Wausau Paper Corp. (L)	13,007	168,961

		14,737,218

		433,735,710

323

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (I) (L)	19,504	$196,405
American Tower Corp.	125,212	9,281,966
AT&T, Inc.	1,683,397	56,932,487
Atlantic Tele-Network, Inc.	2,492	129,908
Belgacom SA (L)	29,906	795,214
Bezeq The
Israeli Telecommunication Corp., Ltd.	374,548	688,818
BT Group PLC	1,550,753	8,592,661
Cbeyond, Inc. (I)	7,525	48,235
CenturyLink, Inc. (L)	192,624	6,044,541
Cincinnati Bell, Inc. (I) (L)	54,684	148,740
Cogent Communications Group, Inc.	12,593	406,124
Consolidated
Communications Holdings, Inc. (L)	10,537	181,658
Deutsche Telekom AG	552,717	8,016,990
Elisa OYJ, Class A (L)	27,914	665,734
Fairpoint Communications, Inc. (I) (L)	6,919	66,076
France Telecom SA	364,833	4,576,368
Frontier Communications Corp. (L)	317,161	1,322,561
General Communication, Inc., Class A (I)	8,619	82,053
Hawaiian Telcom Holdco, Inc. (I) (L)	2,851	75,837
Hellenic
Telecommunications Organization SA (I)	48,181	502,321
HickoryTech Corp.	4,061	46,214
HKT Trust and HKT, Ltd.	441,254	414,749
IDT Corp., Class B	4,192	74,408
Iliad SA	4,536	1,058,389
inContact, Inc. (I)	14,805	122,437
Inmarsat PLC	88,164	1,012,802
Inteliquent, Inc.	9,767	94,349
Iridium Communications, Inc. (I) (L)	17,274	118,845
Koninklijke KPN NV (I)	630,129	2,008,405
Lumos Networks Corp.	4,314	93,484
magicJack VocalTec, Ltd. (I) (L)	5,189	66,782
Nippon Telegraph & Telephone Corp.	85,959	4,461,670
ORBCOMM, Inc. (I)	10,633	56,036
PCCW, Ltd.	804,479	355,568
Portugal Telecom SGPS SA (L)	123,337	555,952
Premiere Global Services, Inc. (I)	12,919	128,673
Primus Telecommunications Group, Inc. (L)	4,018	13,621
Singapore Telecommunications, Ltd.	1,437,549	4,277,281
Singapore Telecommunications, Ltd.
(Singapore Exchange)	130,535	390,411
Straight Path
Communications, Inc., Class B (I)	2,096	11,025
Swisscom AG	4,584	2,205,634
TDC A/S	143,655	1,215,388
Telecom Corp. of New Zealand, Ltd. (L)	356,155	687,836
Telecom Italia RSP	1,185,639	786,484
Telecom Italia SpA (Italian Exchange)	1,979,800	1,634,938
Telefonica Deutschland Holding AG	54,907	433,627
Telefonica SA (I)	805,966	12,596,506
Telekom Austria AG	44,802	376,134
Telenor ASA	138,120	3,156,805
TeliaSonera AB	468,576	3,590,764
Telstra Corp., Ltd.	857,009	3,974,527
Towerstream Corp. (I)	19,800	56,628
tw telecom, Inc. (I)	65,343	1,951,469
Verizon Communications, Inc.	908,330	42,382,678
Vivendi SA	234,653	5,400,344
Vonage Holdings Corp. (I)	41,024	128,815
West Corp.	5,107	113,222

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Windstream Holdings, Inc. (L)	188,487	$1,507,896
Ziggo NV	29,512	1,195,647

		197,511,140
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (I)	92,845	6,780,470
KDDI Corp.	105,950	5,453,637
Leap Wireless International, Inc. (I)	14,608	230,660
Millicom International Cellular SA	12,999	1,148,918
NII Holdings, Inc. (I) (L)	46,002	279,232
NTELOS Holdings Corp.	4,523	85,032
NTT DOCOMO, Inc.	300,600	4,883,814
Shenandoah Telecommunications Company (L)	6,765	163,037
Softbank Corp.	189,054	13,138,753
StarHub, Ltd.	119,963	410,334
Tele2 AB, B Shares	62,630	801,214
Telephone & Data Systems, Inc.	44,047	1,301,589
USA Mobility, Inc.	5,931	83,983
Vodafone Group PLC	9,578,846	33,777,185

		68,537,858

		266,048,998
Utilities - 3.4%
Electric Utilities - 1.7%
Acciona SA (L)	5,196	297,129
ALLETE, Inc.	10,592	511,594
American Electric Power Company, Inc.	153,854	6,669,571
Cheung Kong Infrastructure Holdings, Ltd.	122,843	852,868
Chubu Electric Power Company, Inc.	126,723	1,727,278
Cleco Corp.	42,963	1,926,461
CLP Holdings, Ltd.	347,756	2,836,798
Contact Energy, Ltd.	74,913	336,619
Duke Energy Corp.	223,304	14,912,241
Edison International	103,202	4,753,484
EDP - Energias de Portugal SA	394,933	1,442,889
El Paso Electric Company	10,634	355,176
Electricite de France SA	47,296	1,496,386
Enel SpA	1,295,172	4,966,294
Entergy Corp.	56,382	3,562,779
Exelon Corp.	271,041	8,033,655
FirstEnergy Corp.	132,459	4,828,131
Fortum OYJ	87,388	1,971,929
Great Plains Energy, Inc.	68,936	1,530,379
Hawaiian Electric Industries, Inc. (L)	44,424	1,115,042
Hokkaido Electric Power Company, Inc. (I)	35,943	485,745
Hokuriku Electric Power Company	33,219	486,895
Iberdrola SA	934,892	5,451,114
IDACORP, Inc.	35,504	1,718,394
Kyushu Electric Power Company, Inc. (I)	83,998	1,202,519
MGE Energy, Inc. (L)	6,153	335,646
NextEra Energy, Inc.	134,374	10,771,420
Northeast Utilities	99,577	4,107,551
NV Energy, Inc.	105,647	2,494,326
OGE Energy Corp.	88,962	3,210,639
Otter Tail Corp. (L)	9,603	265,043
Pepco Holdings, Inc. (L)	77,802	1,436,225
Pinnacle West Capital Corp.	34,404	1,883,275
PNM Resources, Inc.	56,823	1,285,904
Portland General Electric Company (L)	19,656	554,889
Power Assets Holdings, Ltd.	272,887	2,440,654
PPL Corp.	200,151	6,080,587
Red Electrica Corp. SA	21,286	1,215,140
Shikoku Electric Power Company, Inc. (I)	35,125	598,939

324

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
SP AusNet	335,936	$376,109
SSE PLC	189,768	4,532,434
Terna Rete Elettrica Nazionale SpA	296,420	1,338,985
The Chugoku Electric Power Company, Inc.	58,367	930,147
The Empire District Electric Company	11,760	254,722
The Kansai Electric Power Company, Ltd. (I)	138,539	1,765,138
The Southern Company	275,460	11,343,443
Tohoku Electric Power Company, Inc. (I)	89,079	1,099,009
Tokyo Electric Power Company, Inc. (I)	284,636	1,771,463
UIL Holdings Corp.	13,396	498,063
Unitil Corp.	4,264	124,807
UNS Energy Corp.	10,942	510,116
Verbund AG, Class A	12,824	290,471
Westar Energy, Inc.	56,953	1,745,609
Xcel Energy, Inc.	157,396	4,345,704

		141,077,828
Gas Utilities - 0.3%
AGL Resources, Inc.	37,690	1,734,871
APA Group, Ltd.	164,354	915,774
Atmos Energy Corp.	40,647	1,731,156
Chesapeake Utilities Corp.	2,716	142,563
Enagas SA	37,555	922,928
Gas Natural SDG SA	68,897	1,444,209
Hong Kong & China Gas Company, Ltd.	1,128,576	2,705,799
National Fuel Gas Company	37,496	2,578,225
New Jersey Resources Corp.	10,896	479,969
Northwest Natural Gas Company (L)	7,192	301,920
ONEOK, Inc.	65,196	3,476,251
Osaka Gas Company, Ltd.	368,488	1,572,668
Piedmont Natural Gas Company, Inc. (L)	19,430	638,858
Questar Corp. (L)	78,519	1,765,892
Snam SpA	399,115	2,022,620
South Jersey Industries, Inc.	8,421	493,302
Southwest Gas Corp.	12,001	600,050
The Laclede Group, Inc.	8,197	368,865
Toho Gas Company, Ltd.	81,924	429,542
Tokyo Gas Company, Ltd.	482,269	2,650,952
UGI Corp.	51,175	2,002,478
WGL Holdings, Inc.	36,598	1,563,101

		30,541,993
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	195,769	2,601,770
Atlantic Power Corp. (L)	33,007	142,260
Dynegy, Inc. (I) (L)	26,340	508,889
EDP Renovaveis SA	48	250
Electric Power Development Company, Ltd.	22,906	748,706
Enel Green Power SpA	343,984	738,061
Genie Energy, Ltd., B Shares (I)	4,413	43,247
NRG Energy, Inc.	102,100	2,790,393
Ormat Technologies, Inc.	5,101	136,554

		7,710,130
Multi-Utilities - 1.2%
A2A SpA	39	38
AGL Energy, Ltd.	109,025	1,569,073
Alliant Energy Corp.	49,753	2,465,261
Ameren Corp.	76,801	2,675,747
Avista Corp.	15,940	420,816
Black Hills Corp.	31,717	1,581,410
CenterPoint Energy, Inc.	135,677	3,252,178
Centrica PLC	1,018,525	6,101,186
CMS Energy Corp.	83,638	2,201,352

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Consolidated Edison, Inc.	92,691	$5,110,982
Dominion Resources, Inc.	182,730	11,416,970
DTE Energy Company	55,000	3,628,900
E.ON AG	354,372	6,303,175
GDF Suez	261,134	6,563,523
Integrys Energy Group, Inc.	25,135	1,404,795
MDU Resources Group, Inc.	84,647	2,367,577
National Grid PLC	721,738	8,538,296
NiSource, Inc.	98,681	3,048,256
NorthWestern Corp.	9,975	448,077
PG&E Corp.	140,000	5,728,800
Public Service Enterprise Group, Inc.	160,215	5,275,880
RWE AG	96,564	3,287,138
SCANA Corp.	44,007	2,026,082
Sempra Energy	71,320	6,104,992
Suez Environnement Company	55,196	895,553
TECO Energy, Inc. (L)	64,991	1,074,951
Vectren Corp.	36,903	1,230,715
Veolia Environnement SA	66,764	1,140,846
Wisconsin Energy Corp. (L)	72,454	2,925,693

		98,788,262
Water Utilities - 0.1%
American States Water Company	9,844	271,301
Aqua America, Inc. (L)	79,138	1,957,077
Artesian Resources Corp., Class A	3,070	68,308
California Water Service Group	12,307	250,078
Connecticut Water Service, Inc. (L)	3,357	107,961
Consolidated Water Company, Ltd.	4,587	68,667
Middlesex Water Company	5,077	108,597
Severn Trent PLC	46,986	1,341,391
SJW Corp.	4,279	119,898
United Utilities Group PLC	134,124	1,500,760
York Water Company	4,674	93,807

		5,887,845

		284,006,058

TOTAL COMMON STOCKS (Cost $6,717,093,752)		$8,236,628,027

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	10,627	866,843
Porsche Automobil Holding SE	30,130	2,632,901
Volkswagen AG	28,465	6,709,550

		10,209,294
Consumer Staples - 0.0%
Henkel AG & Company KGaA, 0.800%	35,074	3,613,925
Utilities - 0.0%
RWE AG (L)	7,347	241,153

TOTAL PREFERRED SECURITIES (Cost $10,197,766)		$14,064,372

INVESTMENT COMPANIES - 0.6%
Firsthand Technology Value Fund, Inc.	2,827	69,205
iShares MSCI EAFE Index Fund	562,093	35,855,912
iShares Russell 2000 Index Fund (L)	122,799	13,092,829

TOTAL INVESTMENT COMPANIES (Cost $44,292,167)		$49,017,946

RIGHTS - 0.0%
Financials - 0.0%
Banco Bilbao Vizcaya Argentaria SA (I) (N)	1,088,621	148,747

325

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS (continued)
Financials (continued)
Barclays PLC (I) (N)		601,268	$786,015

			934,762
Industrials - 0.0%
Abertis Infraestructuras SA (I) (N)		72,172	70,202
Fiat Industrial SpA (Expiration Date:
10/31/2013; Strike Price: EUR 8.897) (I)		157,315	402

			70,604

TOTAL RIGHTS (Cost $196,958)			$1,005,366

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)		3,567	25
Financials - 0.0%
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)		553	1,526

TOTAL WARRANTS (Cost $4,477)			$1,551

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.1739% (W) (Y)		37,917,738	379,488,302

TOTAL SECURITIES LENDING
COLLATERAL (Cost $379,446,076)			$379,488,302

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $155,168,000 on 10/01/2013,
collateralized by $135,885,000
U.S. Treasury Bond, 4.500% due 08/15/2039
(valued at $158,284,827, including interest)		$155,168,000	$155,168,000

TOTAL SHORT-TERM INVESTMENTS (Cost $155,168,000)			$155,168,000

Total Investments (Strategic Equity Allocation Trust)
(Cost $7,306,399,196) - 104.1%			$8,835,373,564
Other assets and liabilities, net - (4.1%)			(351,166,979)

TOTAL NET ASSETS - 100.0%			$8,484,206,585

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 22.6%
Australia - 1.8%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,905,000	$4,057,240
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		4,984,000	4,959,715

			9,016,955
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,730,000	1,722,106

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil - 1.2%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	4,095,000	$1,658,287
10.000%, 01/01/2021		2,640,000	1,132,011
10.250%, 01/10/2028		2,434,000	1,095,481
12.500%, 01/05/2016		4,000,000	1,940,171

			5,825,950
Canada - 1.2%
Province of Ontario
3.150%, 12/15/2017		$635,000	677,040
6.250%, 06/16/2015	NZD	5,777,000	4,996,903

			5,673,943
Indonesia - 0.1%
Republic of Indonesia
8.250%, 07/15/2021	IDR	5,170,000,000	438,644
Ireland - 2.4%
Government of Ireland
5.400%, 03/13/2025	EUR	7,950,000	11,777,504
Malaysia - 2.2%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,145,050
3.835%, 08/12/2015		12,850,000	3,987,253
4.262%, 09/15/2016		7,900,000	2,479,851

			10,612,154
Mexico - 1.2%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	2,258,404
6.000%, 06/18/2015		23,000,000	1,821,352
9.500%, 12/18/2014		21,500,000	1,754,242

			5,833,998
New Zealand - 2.5%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,728,575
6.000%, 12/15/2017 to 05/15/2021		11,760,000	10,598,608

			12,327,183
Norway - 1.0%
Government of Norway
4.500%, 05/22/2019	NOK	10,247,000	1,893,576
5.000%, 05/15/2015		18,498,000	3,238,594

			5,132,170
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	357,700
Philippines - 1.7%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	816,663
5.875%, 12/16/2020 to 03/01/2032		157,303,440	4,080,764
6.250%, 01/14/2036		43,000,000	1,111,047
6.500%, 04/28/2021		91,000,000	2,485,483

			8,493,957
Singapore - 1.0%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	805,422
2.375%, 04/01/2017		2,800,000	2,365,659
3.250%, 09/01/2020		2,260,000	1,952,204

			5,123,285

326

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea - 2.2%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	$66,341
3.287%, 03/10/2018		83,030,000	67,564
3.296%, 03/10/2017		83,030,000	69,883
3.297%, 09/10/2017		83,030,000	68,687
3.309%, 09/10/2016		83,030,000	71,038
3.315%, 03/10/2016		83,030,000	72,169
3.326%, 09/10/2015		83,030,000	73,256
3.327%, 03/10/2015		83,030,000	74,304
3.347%, 09/10/2014		83,030,000	75,365
3.557%, 03/10/2014		83,030,000	76,380
Korea Treasury Bond Principal Strips, PO
3.363%, 09/10/2018		2,888,000,000	2,307,511
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,283,188
3.500%, 03/10/2017		2,000,000,000	1,894,785
4.000%, 03/10/2016		2,750,000,000	2,629,703
5.750%, 09/10/2018		2,000,000	2,085

			10,832,259
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	13,015,000	2,191,085
4.500%, 08/12/2015		13,075,000	2,159,333
5.000%, 12/01/2020		17,300,000	3,202,789
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,692,780

			9,245,987
Thailand - 1.8%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,469,374
Kingdom of Thailand
3.250%, 06/16/2017		140,000,000	4,475,014

			8,944,388

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $110,884,831)			$111,358,183

CORPORATE BONDS - 40.0%
Consumer Discretionary - 8.3%
AMC Entertainment, Inc.
8.750%, 06/01/2019		$905,000	972,875
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,224,857
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	622,490
Beazer Homes USA, Inc.
6.625%, 04/15/2018		$215,000	225,750
Cablevision Systems Corp.
8.000%, 04/15/2020		1,150,000	1,282,250
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,597,050
7.000%, 01/15/2019		1,605,000	1,699,294
Chrysler Group LLC
8.250%, 06/15/2021		370,000	414,400
Cinemark USA, Inc.
4.875%, 06/01/2023		1,435,000	1,320,200
7.375%, 06/15/2021		560,000	604,800
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,048,075
7.875%, 09/01/2019		2,300,000	2,622,000

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043		$2,165,000	$1,931,925
6.625%, 10/01/2028		913,000	1,030,803
7.450%, 07/16/2031		470,000	573,526
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	945,786
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		630,000	612,675
4.250%, 05/15/2023 (S)		2,065,000	1,886,894
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	7,370,000	475,116
Lamar Media Corp.
5.000%, 05/01/2023		$625,000	579,688
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		475,000	465,500
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,103,882
Meritage Homes Corp.
7.000%, 04/01/2022		390,000	413,400
MGM Resorts International
8.625%, 02/01/2019		420,000	483,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		650,000	651,625
8.750%, 05/14/2018 (S)	GBP	570,000	936,615
PVH Corp.
7.375%, 05/15/2020		$250,000	272,500
Quebecor Media, Inc.
7.375%, 01/15/2021	CAD	170,000	176,181
QVC, Inc.
5.950%, 03/15/2043		$1,205,000	1,044,968
Regal Entertainment Group
9.125%, 08/15/2018		178,000	196,690
SACI Falabella
6.500%, 04/30/2023 (S)	CLP	282,380,000	536,525
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	586,375
6.500%, 06/02/2014		325,000	324,416
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		$1,130,000	1,031,125
5.250%, 08/15/2022 (S)		430,000	414,950
5.875%, 10/01/2020 (S)		1,335,000	1,346,681
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	614,650
Tenneco, Inc.
6.875%, 12/15/2020		285,000	309,225
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,059,200
8.750%, 08/15/2020		320,000	367,200
Toys R Us Property Company II LLC
8.500%, 12/01/2017		190,000	199,025
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,290,000	1,360,950
Videotron, Ltd.
7.125%, 01/15/2020 (S)	CAD	420,000	439,629
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$1,730,876	552,277
WMG Acquisition Corp.
11.500%, 10/01/2018		1,590,000	1,832,475
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		1,415,000	1,538,813

			40,928,331

327

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 2.4%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)		$2,430,000	$2,284,200
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	946,773
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$310,000	313,100
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,847,925
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		405,000	425,250
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)		357,000	357,000
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		2,125,000	2,199,375
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		1,740,000	1,659,525
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		285,000	259,350
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		839,000	878,853
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)		515,000	522,081

			11,693,432
Energy - 4.2%
Arch Coal, Inc.
7.000%, 06/15/2019		170,000	131,750
7.250%, 06/15/2021		1,420,000	1,072,100
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	986,850
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	906,750
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		425,000	450,500
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023		1,235,000	1,110,519
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		1,255,000	1,148,325
Ecopetrol SA
4.250%, 09/18/2018		185,000	190,319
5.875%, 09/18/2023		545,000	566,800
EP Energy LLC
7.750%, 09/01/2022		690,000	748,650
9.375%, 05/01/2020		2,432,000	2,736,000
Exterran Partners LP
6.000%, 04/01/2021 (S)		630,000	611,100
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,641,938
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	344,540
Niska Gas Storage US LLC
8.875%, 03/15/2018		560,000	579,600
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	535,338
6.500%, 05/27/2041 (S)		400,000	348,000
Petrobras Global Finance BV
4.375%, 05/20/2023		2,050,000	1,876,094
PHI, Inc.
8.625%, 10/15/2018		725,000	763,969
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023 (S)		1,790,000	1,722,563

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Samson Investment Company
10.250%, 02/15/2020 (S)		$995,000	$1,054,700
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	836,550
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	458,925

			20,821,880
Financials - 13.6%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		4,040,000	4,728,820
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,183,859
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		$505,000	536,390
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	318,098
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)		920,000	384,596
Bancolombia SA
5.950%, 06/03/2021		$850,000	862,750
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		285,000	296,400
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,699,442
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,066,540
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	700,300
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,496,663
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	261,192
Corrections Corp. of America
4.125%, 04/01/2020		963,000	912,443
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		330,000	367,950
EUROFIMA
6.000%, 01/28/2014	AUD	1,395,000	1,314,436
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,096,744
5.375%, 05/20/2014	AUD	3,030,000	2,873,622
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		$1,820,000	1,583,400
First Tennessee Bank NA
5.050%, 01/15/2015		618,000	642,782
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,786,467
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	579,357
4.875%, 04/05/2016	SEK	10,000,000	1,649,820
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,740,000

328

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	$3,829,311
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$1,885,000	1,734,200
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	211,521
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	643,778
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
05/15/2053		575,000	525,554
Inter-American Development Bank
4.750%, 01/10/2014	INR	40,650,000	634,050
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	555,556
International Bank for Reconstruction
& Development
2.125%, 05/29/2017	NOK	1,560,000	258,547
4.500%, 08/16/2016	NZD	1,455,000	1,223,332
International Finance Corp.
3.875%, 02/26/2018		620,000	502,134
Jefferies Group LLC
6.500%, 01/20/2043		$550,000	544,043
JPMorgan Chase & Company
4.250%, 11/02/2018	NZD	1,485,000	1,166,015
KFW
4.000%, 12/15/2014	NOK	10,010,000	1,704,792
5.750%, 05/13/2015	AUD	4,775,000	4,663,390
Merrill Lynch & Company, Inc.
1.014%, 09/15/2026 (P)		$3,615,000	3,057,224
MetLife, Inc.
6.400%, 12/15/2036		755,000	762,550
Moody’s Corp.
4.500%, 09/01/2022		140,000	139,875
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	775,000	772,151
Nationstar Mortgage LLC
7.875%, 10/01/2020		$270,000	281,475
9.625%, 05/01/2019		1,039,000	1,155,888
Northgroup Preferred Capital Corp.
(6.378% to 10/15/2017 then 3 month
LIBOR + 1.173%)
10/15/2017 (Q)(S)		890,000	898,900
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	632,100
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	105,925
Regions Bank
6.450%, 06/26/2037		250,000	261,515
Regions Financial Corp.
7.375%, 12/10/2037		385,000	407,584
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		350,000	366,625
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		990,000	1,009,800

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Synovus Financial Corp.
5.125%, 06/15/2017		$1,570,000	$1,589,625
7.875%, 02/15/2019		725,000	813,813
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,050,903
The Royal Bank of Scotland PLC
1.849%, 03/31/2014 (P)		2,500,000	1,976,665
Westpac Banking Corp.
7.250%, 02/11/2020	AUD	700,000	738,975
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)		$1,115,000	1,067,613
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	489,375
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		1,050,000	918,750

			66,775,625
Health Care - 1.9%
AbbVie, Inc.
4.400%, 11/06/2042		615,000	556,721
Community Health Systems, Inc.
7.125%, 07/15/2020		315,000	318,150
Endo Health Solutions, Inc.
7.250%, 01/15/2022		530,000	545,900
Grifols, Inc.
8.250%, 02/01/2018		325,000	348,969
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	1,927,826
HCA, Inc.
7.500%, 02/15/2022		1,165,000	1,278,588
8.000%, 10/01/2018		280,000	322,000
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)		705,000	754,350
Tenet Healthcare Corp.
4.375%, 10/01/2021 (S)		1,450,000	1,337,625
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)		580,000	614,800
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019		458,000	491,205
VPII Escrow Corp.
7.500%, 07/15/2021 (S)		865,000	932,038

			9,428,172
Industrials - 2.9%
Air Canada
6.750%, 10/01/2019 (S)		345,000	345,029
Aircastle, Ltd.
6.750%, 04/15/2017		90,000	96,300
7.625%, 04/15/2020		90,000	99,450
Bombardier, Inc.
7.750%, 03/15/2020 (S)		1,135,000	1,282,550
Covanta Holding Corp.
7.250%, 12/01/2020		1,010,000	1,083,141
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,200,858	1,335,955
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)		315,000	312,244

329

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	$1,130,000	$1,228,875
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	372,188
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	258,000
Nortek, Inc.
10.000%, 12/01/2018	915,000	1,004,213
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	590,000	561,975
7.500%, 09/14/2015 (Q)(S)	1,195,000	1,159,150
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	341,280
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	765,313
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	410,000	387,450
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,155,000
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	572,487	641,529
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	266,844	303,535
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	299,460	312,935
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	899,351	980,293

		14,026,405
Information Technology - 0.6%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,206,975
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	121,275
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	110,000	118,525
j2 Global, Inc.
8.000%, 08/01/2020	260,000	279,500
Seagate HDD Cayman
7.000%, 11/01/2021	860,000	954,600
Zayo Group LLC
8.125%, 01/01/2020	365,000	399,219

		3,080,094
Materials - 3.3%
APERAM
7.750%, 04/01/2018 (S)	430,000	423,550
ArcelorMittal
7.250%, 03/01/2041	1,145,000	1,047,675
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	1,340,000	1,432,125
Ball Corp.
4.000%, 11/15/2023	1,720,000	1,543,700
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,375
Cemex Finance LLC
9.375%, 10/12/2022 (S)	375,000	410,625
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	673,220
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	710,000	670,950

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		$1,715,000	$1,715,000
HudBay Minerals, Inc.
9.500%, 10/01/2020		1,255,000	1,258,138
Mercer International, Inc.
9.500%, 12/01/2017		610,000	651,175
Metinvest BV
8.750%, 02/14/2018 (S)		950,000	821,750
New Gold, Inc.
6.250%, 11/15/2022 (S)		370,000	359,825
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	489,375
PetroLogistics LP
6.250%, 04/01/2020 (S)		175,000	171,063
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		1,110,000	854,700
7.750%, 07/15/2017 (S)		235,000	244,400
Sealed Air Corp.
6.500%, 12/01/2020 (S)		250,000	261,875
SunCoke Energy, Inc.
7.625%, 08/01/2019		820,000	879,450
TPC Group, Inc.
8.750%, 12/15/2020 (S)		1,100,000	1,124,750
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	313,727
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,021,619

			16,395,067
Telecommunication Services - 1.9%
American Tower Corp.
7.000%, 10/15/2017		529,000	609,145
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	757,917
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,326,675
9.250%, 07/01/2021		150,000	171,750
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	675,488
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		718,000	721,590
6.625%, 04/01/2023 (S)		445,000	446,113
Satelites Mexicanos SA de CV
9.500%, 05/15/2017		630,000	686,700
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	501,213
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	665,064
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	830,030
Softbank Corp.
4.500%, 04/15/2020 (S)		$850,000	816,850
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		170,000	199,325
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)		520,000	546,780
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	393,300

			9,347,940
Utilities - 0.9%
AES Corp.
4.875%, 05/15/2023		1,591,000	1,487,585

330

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	$561,184
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,251,900
GenOn Energy, Inc.
7.875%, 06/15/2017		129,000	139,320
NRG Energy, Inc.
6.625%, 03/15/2023		1,065,000	1,043,700

			4,483,689

TOTAL CORPORATE BONDS (Cost $196,102,938)			$196,980,635

CAPITAL PREFERRED SECURITIES - 1.9%
Financials - 1.9%
BAC Capital Trust XIV, Series G
4.000%, 11/08/2013 (P)(Q)		2,070,000	1,593,900
Cullen/Frost Capital Trust II
1.810%, 03/01/2034 (P)		826,000	710,504
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		849,000	874,470
First Tennessee Capital II
6.300%, 04/15/2034		593,000	575,951
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		1,435,000	1,463,700
JPMorgan Chase Capital XXIII
1.264%, 05/15/2047 (P)		1,990,000	1,462,650
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,900
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		1,190,000	1,225,700
USB Capital IX
3.500%, 11/25/2013 (P)(Q)		1,456,000	1,106,560

			9,110,335

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,194,424)			$9,110,335

CONVERTIBLE BONDS - 2.3%
Consumer Discretionary - 1.0%
Ford Motor Company
4.250%, 11/15/2016		1,435,000	2,835,022
Liberty Interactive LLC
0.750%, 03/30/2043 (S)		470,000	530,513
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		699,000	1,507,656

			4,873,191
Financials - 0.8%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,214,750
Colony Financial, Inc.
5.000%, 04/15/2023		730,000	754,181
Dundee International
5.500%, 07/31/2018	CAD	215,000	211,859
MGIC Investment Corp.
2.000%, 04/01/2020		$950,000	1,205,906
Redwood Trust, Inc.
4.625%, 04/15/2018		115,000	121,181

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Financials (continued)
Transglobe Apartment
5.400%, 09/30/2018 (S)	CAD	275,000	$285,692

			3,793,569
Health Care - 0.2%
Teleflex, Inc.
3.875%, 08/01/2017		$95,000	133,772
WellPoint, Inc.
2.750%, 10/15/2042 (S)		684,000	870,818

			1,004,590
Industrials - 0.2%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,302,686
Information Technology - 0.1%
Electronic Arts, Inc.
0.750%, 07/15/2016		250,000	271,406

TOTAL CONVERTIBLE BONDS (Cost $9,663,490)			$11,245,442

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030		170,000	172,343

TOTAL MUNICIPAL BONDS (Cost $171,700)			$172,343

TERM LOANS (M) - 11.7%
Consumer Discretionary - 2.0%
Burlington Coat Factory Warehouse Corp.
4.250%, 02/23/2017		376,819	377,290
CCM Merger, Inc.
5.000%, 03/01/2017		226,987	228,264
Clear Channel Communications, Inc.
3.829%, 01/29/2016		493,996	464,974
6.929%, 01/30/2019		1,457,076	1,343,698
Hilton Hotels Corp.,
TBD 09/23/2020 (T)		1,405,000	1,402,073
Hudson’s Bay Company,
TBD 07/29/2014 (T)		1,430,000	1,430,000
JC Penney Corp., Inc.
6.000%, 05/22/2018		673,313	653,036
Las Vegas Sands LLC
2.680%, 11/23/2016		541,987	541,158
Mood Media Corp.
7.000%, 05/07/2018		258,336	258,271
Spotless Group, Ltd.,
TBD 09/24/2018 (T)		310,000	310,517
The Neiman Marcus Group, Inc.
4.000%, 05/16/2018		95,043	94,785
Toys R Us Property Company I LLC
6.000%, 08/21/2019		1,140,000	1,122,425
Travelport LLC
6.250%, 06/26/2019		396,945	402,403
Univision Communications, Inc.
4.500%, 03/02/2020		542,275	539,564
Virgin Media Investment Holdings, Ltd.
3.500%, 06/08/2020		975,000	969,177

			10,137,635
Consumer Staples - 1.0%
Del Monte Corp.
4.000%, 03/08/2018		940,697	937,464
Revlon Consumer Products Corp.
4.000%, 11/20/2017		345,938	345,938

331

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Staples (continued)
Rite Aid Corp.
5.750%, 08/21/2020	$140,000	$142,940
SUPERVALU, Inc.
5.000%, 03/21/2019	1,430,713	1,424,453
The Sun Products Corp.
5.500%, 03/23/2020	2,037,515	1,967,899

		4,818,694
Energy - 0.6%
Arch Coal, Inc.
5.750%, 05/16/2018	1,136,373	1,102,755
Fieldwood Energy LLC,
TBD 10/01/2020 (T)	695,000	693,118
Offshore Group Investment, Ltd.
6.250%, 10/26/2017	973,750	974,561

		2,770,434
Financials - 2.5%
Carestream Health, Inc.
5.000%, 06/07/2019	3,411,813	3,425,675
9.500%, 06/07/2019	1,815,000	1,792,313
HUB International Holdings, Inc.,
TBD 09/17/2020 (T)	1,610,000	1,610,000
iStar Financial, Inc.
4.500%, 10/16/2017	1,575,455	1,576,440
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	786,050	794,893
Realogy Corp.
3.200%, 10/10/2013	46,419	46,419
Springleaf Financial Funding Company
TBD 09/25/2019 (T)	169,951	170,058
5.500%, 05/10/2017	111,467	111,467
Walter Investment Management Corp.
5.750%, 11/28/2017	2,653,929	2,674,665

		12,201,930
Health Care - 1.4%
Biomet, Inc.,
TBD 07/25/2017 (T)	460,000	460,671
Catalent Pharma Solutions, Inc.
3.679%, 09/15/2016	1,500,169	1,500,919
4.250%, 09/15/2017	1,645,179	1,647,236
MModal, Inc.
7.500%, 08/15/2019	415,058	397,418
National Mentor Holdings, Inc.
6.500%, 02/09/2017	1,023,265	1,029,660
Patheon, Inc.
7.250%, 12/06/2018	253,088	254,353
Valeant Pharmaceuticals International, Inc.
4.500%, 08/05/2020	962,725	968,442
Warner Chilcott Company LLC
5.500%, 03/15/2018	458,113	457,921

		6,716,620
Industrials - 0.9%
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,495,000	1,482,666
Four Seasons Holdings, Inc.
4.250%, 06/27/2020	1,825,000	1,838,688
Swift Transportation Company LLC
4.000%, 12/21/2017	273,387	274,617

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials (continued)
US Airways, Inc.
4.250%, 05/23/2019	$810,000	$804,938

		4,400,909
Information Technology - 1.3%
Alcatel-Lucent USA, Inc.
5.750%, 01/30/2019	1,772,985	1,782,167
Aspect Software, Inc.
7.000%, 05/06/2016	207,172	207,431
BMC Software, Inc.
5.000%, 08/07/2020	1,315,000	1,314,671
Dell, Inc.,
TBD 04/30/2020 (T)	1,965,000	1,928,976
First Data Corp.
4.180%, 03/24/2017	250,936	249,431
4.180%, 03/23/2018	593,821	588,201
4.184%, 09/24/2018	165,000	163,419

		6,234,296
Materials - 0.8%
Apex Tool Group LLC
4.500%, 01/31/2020	980,075	981,913
Consolidated Container Company, LLC
5.000%, 07/03/2019	391,050	392,810
Doncasters Group, Ltd.
5.500%, 04/09/2020	552,225	553,606
Fortescue Metals Group
Finance PTY, Ltd.
5.250%, 10/18/2017	826,650	829,093
US Coatings Acquisition, Inc.
4.750%, 02/03/2020	1,293,500	1,296,040

		4,053,462
Telecommunication Services - 0.7%
Crown Castle Operating Company
3.250%, 01/31/2019	1,181,062	1,169,252
nTelos, Inc.
5.750%, 11/08/2019	918,063	906,587
RentPath, Inc.
6.250%, 05/29/2020	1,491,263	1,463,301

		3,539,140
Utilities - 0.5%
Dynegy, Inc.
4.000%, 04/23/2020	451,177	450,049
La Frontera Generation LLC
4.500%, 09/30/2020	2,182,349	2,187,805

		2,637,854

TOTAL TERM LOANS (Cost $57,609,317)		$57,510,974

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
Commercial & Residential - 4.6%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.851%, 04/25/2035 (P)	598,824	580,122
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.054%, 12/25/2046	9,575,841	672,477
Banc of America Commercial
Mortgage Trust, Inc., Series 2006-4,
Class AM 5.675%, 07/10/2046	825,000	906,283

332

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	$311,867	$315,005
Series 2004-10, Class 12A3,
2.944%, 01/25/2035 (P)	592,365	572,578
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.719%, 08/25/2035 (P)	343,556	305,528
Series 2004-8, Class 1A,
0.879%, 09/25/2034 (P)	118,227	113,254
Series 2004-12, Class 1A1,
0.879%, 01/25/2035 (P)	524,702	514,317
Series 2004-13, Class A1,
0.919%, 11/25/2034 (P)	812,190	794,721
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.717%, 02/25/2037 (P)	280,901	281,520
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.108%, 09/19/2044	3,897,738	224,745
Series 2005-AR2, Class X2 IO,
2.859%, 03/19/2045	7,328,790	524,936
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	415,000	425,061
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.056%, 07/10/2038 (P)	90,000	98,396
GS Mortgage Securities Corp. II,
Series 2013, Class KYO
3.782%, 11/08/2029 (P)(S)	970,000	969,777
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.654%, 09/25/2035 (P)	796,484	780,091
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	10,783,435	91,659
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (P)(S)	12,833,940	115,505
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	14,108,749	141,087
Series 2005-9, Class 2A1A,
0.520%, 06/20/2035 (P)	534,519	485,688
Series 2005-9, Class 2A1C IO,
0.630%, 06/20/2035 (P)	363,035	315,280
Series 2005-8, Class 1X IO,
2.164%, 09/19/2035	5,907,032	465,923
Series 2005-2, Class IX IO,
2.194%, 05/19/2035	2,704,263	170,493
Series 2004-7, Class 4A,
2.681%, 11/19/2034 (P)	753,322	752,307
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.644%, 10/25/2036	19,738,794	795,175
Series 2005-AR18, Class 1X IO,
2.006%, 10/25/2036	20,159,663	1,507,975
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	640,000	707,135

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	$190,000	$208,780
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.193%, 12/25/2034 (P)	312,912	311,672
Series 2006-3, Class 2A1,
2.378%, 10/25/2036 (P)	294,382	279,219
Series 2005-A2, Class A2,
2.534%, 02/25/2035 (P)	493,455	493,784
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.489%, 01/12/2044 (P)	885,000	946,985
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	628,000	686,679
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.493%, 10/25/2034 (P)	519,778	503,447
Series 2004-9, Class 1A,
5.696%, 11/25/2034 (P)	355,453	345,162
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.489%, 11/25/2035 (P)	504,394	454,385
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.600%, 12/25/2033 (P)	494,437	481,562
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class 2A1A,
0.409%, 04/25/2045 (P)	262,175	240,528
Series 2005-AR19, Class A1A2,
0.469%, 12/25/2045 (P)	727,789	638,131
Series 2005-AR8, Class 2AB3,
0.539%, 07/25/2045 (P)	647,626	572,163
Series 2005-AR2, Class 2A1B,
0.549%, 01/25/2045 (P)	842,289	730,582
Series 2005-AR2, Class 2A2B,
0.559%, 01/25/2045 (P)	581,849	498,546
Series 2005-AR8, Class 2AB2,
0.599%, 07/25/2045 (P)	661,677	587,774
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	770,000	596,042
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.624%, 12/25/2034 (P)	727,975	735,020
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO,
1.900%, 09/25/2018	3,806,832	283,396
Series 292, Class IO,
3.500%, 11/15/2027	1,383,614	242,098
Series 291, Class IO,
3.500%, 11/15/2032	1,923,141	382,326
Series 304, Class C42 IO,
4.000%, 12/15/2027	2,186,004	320,383
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,768,762	371,425

333

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	$1,881,992	$333,734
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	2,990,186	404,370
Series 402, Class 4 IO,
4.000%, 10/25/2039	382,987	65,965
Series 402, Class 3 IO,
4.000%, 11/25/2039	387,871	67,237
Series 406, Class 3 IO,
4.000%, 01/25/2041	391,865	72,815
Series 398, Class C3 IO,
4.500%, 05/25/2039	165,058	24,762
Series 402, Class 7 IO,
4.500%, 11/25/2039	463,688	84,010
Series 407, Class 4 IO,
4.500%, 03/25/2041	733,183	101,644
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,807,983	317,930
Series 407, Class 8 IO,
5.000%, 03/25/2041	895,421	167,751

		3,239,846

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $22,823,241)		$26,177,345

ASSET BACKED SECURITIES - 1.0%
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,848,475	2,840,175
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,867,025	2,005,187
Home Equity Asset Trust, Series 2003-1,
Class M1 1.679%, 06/25/2033 (P)	281,519	257,284

TOTAL ASSET BACKED SECURITIES (Cost $5,009,371)		$5,102,646

COMMON STOCKS - 1.8%
Consumer Discretionary - 0.7%
Charter Communications, Inc., Class A (I)	26,089	$3,515,754
Lear Corp.	1,712	122,528
Vertis Holdings, Inc. (I)	8,371	0

		3,638,282
Financials - 1.1%
Apollo Investment Corp.	2,252	18,354
Capital One Financial Corp.	21,545	1,481,003
Dundee International	11,025	100,719
MetLife, Inc.	22,931	1,076,619
PNC Financial Services Group, Inc.	18,510	1,341,050
SunTrust Banks, Inc.	42,025	1,362,451

		5,380,196

TOTAL COMMON STOCKS (Cost $6,189,350)		$9,018,478

PREFERRED SECURITIES - 7.3%
Financials - 5.3%
Bank of America Corp. (8.000% to
01/30/2018, then
3 month LIBOR + 3.630%)	850,000	924,375
Discover Financial Services, 6.500%	29,850	702,072
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	726,792

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
First Tennessee Bank NA, 3.750% (S)	2,005	$1,462,397
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,422,169
Health Care REIT, Inc., 6.500%	12,750	733,763
HSBC USA, Inc., 3.500%	45,001	815,418
Huntington Bancshares, Inc., 8.500%	1,305	1,618,200
M&T Bank Corp., Series A, 5.000%	1,540	1,493,800
MetLife, Inc., 5.000%	40,443	1,159,096
Regions Financial Corp., 6.375%	49,955	1,126,985
Reinsurance Group of
America, Inc., 6.200%	34,301	846,549
SunTrust Banks, Inc., 4.000%	42,525	919,391
U.S. Bancorp, 3.500%	2,061	1,555,148
U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	64,350	1,672,457
United Community Banks, Inc., Series B
(5.000% to 02/01/14, then
9.000% thereafter) (R)	325	325,000
Webster Financial Corp., 6.400%	25,775	581,226
Wells Fargo & Company,
Series L, 7.500%	1,400	1,592,514
Weyerhaeuser Company, 6.375%	63,700	3,374,826
Wintrust Financial Corp., 5.000%	135	152,719
Zions Bancorporation, 6.300%	38,220	899,699
Zions Bancorporation, 6.950%	22,575	575,663
Zions Bancorporation, 7.900%	43,550	1,198,496

		25,878,755
Industrials - 0.3%
Continental Airlines
Finance Trust II, 6.000%	5,800	255,381
United Technologies Corp., 7.500%	21,150	1,370,309

		1,625,690
Materials - 0.0%
ArcelorMittal, 6.000%	7,825	168,159
Telecommunication Services - 0.1%
Intelsat SA, 5.750%	9,740	594,822
Utilities - 1.6%
CenterPoint Energy, Inc., 3.547%	22,550	1,125,439
Dominion Resources, Inc., 6.000%	38,600	2,063,170
NextEra Energy, Inc., 5.799%	7,445	360,338
Nextera Energy, Inc., 5.889%	27,190	1,485,662
PPL Corp., 8.750%	50,715	2,724,917

		7,759,526

TOTAL PREFERRED SECURITIES (Cost $36,025,357)		$36,026,952

INVESTMENT COMPANIES - 0.1%
FII BTG Pactual Corporate Office Fund	9,215	$552,950

TOTAL INVESTMENT COMPANIES (Cost $683,189)		$552,950

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	7,075

TOTAL ESCROW CERTIFICATES (Cost $76)		$7,075

334

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS - 0.1%
Call Options - 0.1%
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
01/01/2014; Strike Price: $1.10;
Counterparty: Morgan Stanley
& Company) (I)	30,355,000	$45,108
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
05/01/2014; Strike Price: $1.07;
Counterparty: RBC Dominion
Securities, Inc.) (I)	30,635,000	340,263
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
09/02/2015; Strike Price: $1.30;
Counterparty: Goldman Sachs
and Company) (I)	10,810,000	54,288
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
12/01/2013; Strike Price: JPY 103.50;
Counterparty: UBS Securities LLC) (I)	10,810,000	50,191
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
12/01/2013; Strike Price: JPY 104.15;
Counterparty: Citigroup
Global Markets) (I)	25,435,000	59,492

		549,342

TOTAL PURCHASED OPTIONS (Cost $1,668,854)		$549,342

WARRANTS - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	191	$26,595

TOTAL WARRANTS (Cost $0)		$26,595

SHORT-TERM INVESTMENTS - 4.8%
Repurchase Agreement - 4.8%
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at
0.000% to be repurchased at $628,554
on 10/01/2013, collateralized by
$715,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $658,247, including interest)	$628,554	$628,554
Barclays Tri-Party Repurchase Agreement
dated 09/30/2013 at 0.060% to be
repurchased at $23,131,039 on
10/01/2013, collateralized by
$23,854,800 U.S. Treasury Notes,
0.750% due 10/31/2017 (valued at
$23,593,738, including interest)	23,131,000	23,131,000

		23,759,554

TOTAL SHORT-TERM INVESTMENTS (Cost $23,759,554)		$23,759,554

Total Investments (Strategic Income Opportunities Trust)
(Cost $479,785,692) - 98.9%		$487,598,849
Other assets and liabilities, net - 1.1%		5,501,778

TOTAL NET ASSETS - 100.0%		$493,100,627

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.8%
U.S. Government - 35.5%
U.S. Treasury Bonds
2.875%, 05/15/2043	$9,000,000	$7,637,346
3.875%, 08/15/2040	1,100,000	1,145,718
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,504,959
4.375%, 02/15/2038 to 05/15/2041	1,585,000	1,791,468
4.500%, 02/15/2036	1,200,000	1,386,000
4.625%, 02/15/2040	1,400,000	1,645,657
4.750%, 02/15/2041	2,000,000	2,395,624
7.500%, 11/15/2016	1,270,000	1,536,601
7.875%, 02/15/2021	3,400,000	4,768,500
8.125%, 08/15/2021	1,400,000	2,008,563
8.750%, 08/15/2020	1,400,000	2,021,578
9.250%, 02/15/2016	5,700,000	6,882,750
11.250%, 02/15/2015	2,010,000	2,313,621
U.S. Treasury Notes
0.125%, 12/31/2014 (C)	5,000,000	4,997,460
0.250%, 05/31/2015 to 08/15/2015	14,000,000	13,988,980
0.375%, 04/15/2015	4,800,000	4,810,690
0.625%, 05/31/2017 to 04/30/2018	8,600,000	8,448,705
0.750%, 12/31/2017	5,700,000	5,604,702
0.875%, 04/30/2017	5,000,000	4,996,875
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,574,349
1.250%, 04/30/2019	1,000,000	981,953
1.500%, 06/30/2016 to 03/31/2019	12,000,000	12,079,372
1.875%, 08/31/2017	2,000,000	2,065,624
2.000%, 04/30/2016 to 02/15/2022	7,500,000	7,630,702
2.125%, 11/30/2014 to 05/31/2015	12,000,000	12,358,724
2.500%, 08/15/2023 (C)	15,790,000	15,637,026
2.625%, 11/15/2020	5,800,000	6,033,357
2.750%, 02/15/2019	7,000,000	7,450,079
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,200,936
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,359,852
3.250%, 06/30/2016	3,650,000	3,918,618
4.250%, 11/15/2017	7,300,000	8,233,028

		173,409,417
U.S. Government Agency - 32.3%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	300,190
4.875%, 12/16/2015	900,000	986,754
Federal Home Loan Bank
5.375%, 05/18/2016	1,700,000	1,914,112
5.500%, 07/15/2036	190,000	224,502
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,180,000	1,236,644
2.530%, 08/01/2037 (P)	690,103	737,044
3.000%, 10/01/2042	3,639,546	3,547,562
3.070%, 02/01/2037 (P)	428,228	457,246
3.500%, TBA (C)	4,300,000	4,367,523
3.500%, 12/01/2025	3,140,096	3,307,527
4.000%, 02/01/2024 to 12/01/2040	3,825,021	4,002,449
4.500%, TBA (C)	2,000,000	2,129,206
4.500%, 05/01/2024 to 07/01/2041	5,650,293	6,050,489
5.000%, TBA (C)	2,300,000	2,480,928
5.000%, 06/01/2023 to 10/01/2040	1,929,597	2,085,212
5.500%, 08/23/2017 to 01/01/2039	4,492,618	4,994,389
6.000%, 06/01/2022 to 10/01/2038	1,650,963	1,801,546
6.250%, 07/15/2032	450,000	586,347
6.500%, 07/01/2016 to 09/01/2038	603,728	668,541
6.750%, 09/15/2029	1,200,000	1,618,891
7.000%, 02/01/2016 to 10/01/2038	176,042	201,881
7.500%, 02/01/2016 to 03/01/2032	24,644	29,235
8.000%, 02/01/2030	3,443	4,187

335

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.220%, 01/01/2035 (P)	$1,077,306	$1,128,814
2.281%, 07/01/2034 (P)	563,615	581,550
2.317%, 05/01/2036 (P)	235,114	248,738
2.500%, 05/01/2028	2,398,443	2,416,151
2.602%, 04/01/2037 (P)	1,048,235	1,121,939
2.825%, 04/01/2036 (P)	116,016	124,173
3.000%, 01/01/2027 to 04/01/2043	11,054,285	10,999,228
3.156%, 09/01/2037 (P)	469,058	488,473
3.500%, TBA (C)	5,300,000	5,399,375
3.500%, 12/01/2025 to 12/01/2040	5,144,295	5,313,369
4.000%, 08/01/2020 to 05/01/2042	9,137,417	9,606,467
4.375%, 10/15/2015	6,350,000	6,858,635
4.500%, TBA (C)	4,100,000	4,379,608
4.500%, 06/01/2018 to 02/01/2041	5,456,734	5,823,071
5.000%, 12/01/2018 to 07/01/2039	5,653,284	6,123,017
5.138%, 10/01/2037 (P)	107,576	115,140
5.500%, 08/01/2017 to 11/01/2038	4,820,668	5,245,859
6.000%, 01/01/2021 to 08/01/2038	3,213,737	3,532,512
6.500%, 02/01/2015 to 12/01/2037	1,003,111	1,113,855
7.000%, 12/01/2015 to 10/01/2038	307,531	351,094
7.125%, 01/15/2030	209,000	290,309
7.250%, 05/15/2030	1,450,000	2,040,021
7.500%, 09/01/2030 to 08/01/2031	45,805	53,848
8.000%, 08/01/2030 to 09/01/2031	13,911	16,891
8.500%, 09/01/2030	2,017	2,491
Government National Mortgage Association
3.000%, 08/15/2043	3,693,237	3,648,397
3.500%, 01/15/2043	7,321,590	7,544,955
4.000%, 11/15/2026 to 02/15/2041	8,931,568	9,466,433
4.500%, 05/15/2019 to 10/20/2040	5,785,539	6,232,922
5.000%, 05/15/2018 to 07/20/2040	4,759,243	5,197,853
5.500%, 08/15/2023 to 09/20/2039	1,933,655	2,125,888
6.000%, 04/15/2017 to 10/15/2038	1,233,873	1,371,191
6.500%, 01/15/2016 to 12/15/2038	626,301	710,426
7.000%, 08/15/2029 to 05/15/2032	87,431	103,390
7.500%, 08/15/2029 to 01/15/2031	23,669	28,420
8.000%, 04/15/2031	9,164	11,252
8.500%, 09/15/2030	6,138	7,661
9.000%, 01/15/2031	1,512	1,891
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	752,075
4.500%, 04/01/2018	420,000	473,303
6.750%, 11/01/2025	1,295,000	1,682,492
The Financing Corp. 8.600%, 09/26/2019	675,000	913,559

		157,379,141

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $316,710,598)		$330,788,558

FOREIGN GOVERNMENT
OBLIGATIONS - 2.8%
Brazil - 0.2%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	118,808
6.000%, 01/17/2017	950,000	1,062,575
7.125%, 01/20/2037	50,000	58,750

		1,240,133
Canada - 0.7%
Government of Canada
0.875%, 02/14/2017	250,000	249,916

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of British Columbia
6.500%, 01/15/2026	$490,000	$623,452
Province of Manitoba
9.625%, 12/01/2018	300,000	400,559
Province of New Brunswick
5.200%, 02/21/2017	380,000	431,283
Province of Nova Scotia
5.125%, 01/26/2017	455,000	514,009
Province of Ontario
4.500%, 02/03/2015	350,000	369,150
Province of Quebec
7.125%, 02/09/2024	150,000	192,166
7.500%, 07/15/2023	410,000	535,268

		3,315,803
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	531,675
Colombia - 0.1%
Republic of Colombia, Bond
4.375%, 07/12/2021	550,000	567,875
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	602,752
5.500%, 09/18/2023	455,000	540,565

		1,143,317
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	360,126
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,297,379
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	479,325
6.050%, 01/11/2040	930,000	1,016,955

		1,496,280
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	422,725
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	295,625
7.125%, 03/30/2019	120,000	145,500

		441,125
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	128,370
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	794,575
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	580,000	596,345
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	400,000	386,100
6.250%, 09/26/2022	400,000	430,100

336

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
7.500%, 07/14/2017	$400,000	$452,500

		1,268,700

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,116,836)		$13,604,428

CORPORATE BONDS - 23.8%
Consumer Discretionary - 2.0%
Brinker International, Inc.
3.875%, 05/15/2023	250,000	234,885
CBS Corp.
4.300%, 02/15/2021	150,000	153,980
8.875%, 05/15/2019	80,000	102,290
Comcast Corp.
5.700%, 07/01/2019	310,000	360,155
6.500%, 01/15/2015 to 11/15/2035	415,000	478,054
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	159,890
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	42,534
6.375%, 03/01/2041	360,000	355,479
Discovery Communications LLC
5.625%, 08/15/2019	250,000	285,273
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	319,809
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,139,604
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	237,344
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	63,263
Home Depot, Inc.
5.875%, 12/16/2036	280,000	319,564
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	233,721
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	158,325
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	154,341
6.100%, 09/15/2017	180,000	207,858
McDonald’s Corp.
3.625%, 05/20/2021	250,000	260,375
5.000%, 02/01/2019	228,000	260,727
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	260,892
News America, Inc.
6.650%, 11/15/2037	440,000	499,869
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	318,556
Target Corp.
6.500%, 10/15/2037	350,000	431,260
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	139,469
The Walt Disney Company
5.625%, 09/15/2016	340,000	385,960
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	215,494
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	56,682
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	119,924
7.570%, 02/01/2024	240,000	295,121

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$525,000	$572,285
Time Warner, Inc.
7.625%, 04/15/2031	285,000	354,687
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	322,624
Viacom, Inc.
4.250%, 09/15/2015	150,000	158,819
4.500%, 03/01/2021	120,000	125,127
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	62,503

		9,846,743
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	159,125
8.500%, 11/10/2013	80,000	80,652
9.250%, 08/06/2019	160,000	211,345
9.950%, 11/10/2038	50,000	74,631
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	570,976
7.750%, 01/15/2019	335,000	421,620
Bottling Group LLC
5.125%, 01/15/2019	105,000	119,479
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	309,677
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	199,271
Campbell Soup Company
4.500%, 02/15/2019	300,000	324,700
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	70,343
7.000%, 04/15/2019	150,000	180,085
9.750%, 03/01/2021	175,000	230,893
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	62,970
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	92,012	116,468
Diageo Capital PLC
4.828%, 07/15/2020	95,000	106,501
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	518,901
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	257,059
General Mills, Inc.
5.650%, 02/15/2019	315,000	364,967
Kellogg Company
4.150%, 11/15/2019	30,000	32,782
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	312,849
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	77,626
6.875%, 01/26/2039	40,000	48,895
Mondelez International, Inc.
6.125%, 02/01/2018	24,000	27,755
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	241,573
5.500%, 01/15/2040	280,000	306,726
Philip Morris International, Inc.
4.125%, 05/17/2021	320,000	336,952
6.875%, 03/17/2014	290,000	298,523
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	248,646

337

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
6.250%, 03/15/2014	$165,000	$168,863
6.350%, 08/15/2017	135,000	151,732
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	217,733
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	93,863
The Clorox Company
5.950%, 10/15/2017	295,000	338,888
The Coca-Cola Company
3.150%, 11/15/2020	60,000	61,769
The Kroger Company
3.900%, 10/01/2015	150,000	158,139
6.400%, 08/15/2017	370,000	426,476
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	57,756
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	110,129
6.200%, 04/15/2038	125,000	149,806
7.550%, 02/15/2030	410,000	550,679
Walgreen Company
5.250%, 01/15/2019	335,000	377,581

		9,175,404
Energy - 2.8%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	321,521
Apache Corp.
3.625%, 02/01/2021	250,000	256,361
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	492,533
2.750%, 05/10/2023	250,000	228,437
5.250%, 11/07/2013	80,000	80,357
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	323,109
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	45,671
Chevron Corp.
4.950%, 03/03/2019	90,000	103,192
ConocoPhillips
5.750%, 02/01/2019	100,000	116,631
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	91,249
9.750%, 03/15/2019 (S)	95,000	121,055
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	218,900
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	163,860
Encana Corp.
6.500%, 08/15/2034	270,000	292,923
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	52,776
6.700%, 07/01/2018	250,000	292,843
Ensco PLC
4.700%, 03/15/2021	360,000	382,242
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	262,525
6.875%, 03/01/2033	130,000	154,578
9.750%, 01/31/2014	60,000	61,742
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	317,667
Halliburton Company
6.150%, 09/15/2019	360,000	431,457

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hess Corp.
8.125%, 02/15/2019	$280,000	$348,510
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	127,631
6.375%, 03/01/2041	60,000	65,026
6.500%, 09/01/2039	180,000	195,425
9.000%, 02/01/2019	60,000	76,800
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	214,904
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	134,850
Nexen, Inc.
6.200%, 07/30/2019	120,000	139,855
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	50,245
7.375%, 03/15/2014	290,000	298,287
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	314,267
ONEOK Partners LP
6.650%, 10/01/2036	268,000	285,305
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	242,882
7.375%, 12/15/2014	260,000	278,850
Petro-Canada
5.950%, 05/15/2035	235,000	257,289
6.050%, 05/15/2018	125,000	145,746
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	334,036
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	401,965
6.750%, 01/27/2041	80,000	77,352
8.375%, 12/10/2018	90,000	107,641
Petroleos Mexicanos
5.500%, 01/21/2021	320,000	342,400
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	76,868
Shell International Finance BV
6.375%, 12/15/2038	90,000	112,384
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	261,936
Statoil ASA
1.800%, 11/23/2016	580,000	594,738
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	158,263
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	58,585
6.250%, 02/01/2038	110,000	111,466
7.750%, 06/01/2019	150,000	181,916
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	226,665
Tosco Corp.
8.125%, 02/15/2030	383,000	533,054
Total Capital SA
3.125%, 10/02/2015	40,000	41,879
4.125%, 01/28/2021	40,000	42,540
4.250%, 12/15/2021	60,000	64,169
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	448,617
Valero Energy Corp.
6.125%, 06/15/2017	345,000	394,375
7.500%, 04/15/2032	270,000	315,161
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	368,386

338

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Weatherford International, Ltd. (continued)
6.000%, 03/15/2018	$185,000	$207,425
Williams Partners LP
5.250%, 03/15/2020	400,000	431,428

		13,880,750
Financials - 8.0%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	187,179
African Development Bank
6.875%, 10/15/2015	145,000	160,107
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	377,641
American Express Company
2.650%, 12/02/2022	345,000	317,008
American Express Credit Corp.
2.800%, 09/19/2016	400,000	418,612
American International Group, Inc.
5.450%, 05/18/2017	120,000	134,160
6.250%, 05/01/2036	430,000	491,250
Asian Development Bank
5.593%, 07/16/2018	590,000	695,401
Banco Bradesco SA
4.125%, 05/16/2016 (S)	200,000	208,000
Bank of America Corp.
5.000%, 05/13/2021	320,000	343,809
5.875%, 01/05/2021	350,000	396,797
6.500%, 08/01/2016	80,000	90,684
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	605,768
Barclays Bank PLC
5.200%, 07/10/2014	170,000	175,956
6.750%, 05/22/2019	240,000	286,823
BB&T Corp.
5.200%, 12/23/2015	335,000	363,360
5.700%, 04/30/2014	300,000	309,252
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,256
5.400%, 05/15/2018	105,000	121,094
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	124,403
BNP Paribas
3.250%, 03/11/2015	600,000	620,805
Boston Properties LP
4.125%, 05/15/2021	300,000	308,752
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	64,671
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	45,310
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	336,870
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	114,685
Chubb Corp.
5.750%, 05/15/2018	275,000	319,928
Citigroup, Inc.
3.500%, 05/15/2023	250,000	225,697
5.875%, 02/22/2033 to 05/29/2037	374,000	387,452
8.500%, 05/22/2019	277,000	353,876
CNA Financial Corp.
7.350%, 11/15/2019	280,000	340,865
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	500,000	534,426

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse USA, Inc.
4.875%, 01/15/2015	$475,000	$501,930
Deutsche Bank AG
3.250%, 01/11/2016	500,000	524,678
3.875%, 08/18/2014	560,000	575,692
Discover Financial Services
5.200%, 04/27/2022	120,000	126,508
European Bank for Reconstruction &
Development
1.625%, 09/03/2015	70,000	71,540
European Investment Bank
2.375%, 03/14/2014	210,000	212,057
2.875%, 09/15/2020	200,000	203,490
4.625%, 05/15/2014 to 10/20/2015	1,894,000	1,973,605
4.875%, 01/17/2017	200,000	224,895
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	263,799
5.450%, 01/15/2017	300,000	330,062
First Horizon National Corp.
5.375%, 12/15/2015	320,000	345,853
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	291,016
6.750%, 03/15/2032	230,000	274,314
6.875%, 01/10/2039	585,000	716,854
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	189,870
HCP, Inc.
5.375%, 02/01/2021	250,000	272,102
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	338,988
Hospitality Properties Trust
7.875%, 08/15/2014	280,000	287,201
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	747,932
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	465,460
International American Development Bank
2.250%, 07/15/2015	830,000	857,030
7.000%, 06/15/2025	325,000	430,351
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	122,420
International Finance Corp.
3.000%, 04/22/2014	610,000	619,358
Jefferies Group, Inc.
5.125%, 04/13/2018	330,000	354,170
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	519,265
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	290,578
4.350%, 08/15/2021	710,000	735,735
6.400%, 05/15/2038	125,000	147,378
Kemper Corp.
6.000%, 11/30/2015	120,000	129,555
KeyCorp
5.100%, 03/24/2021	250,000	275,385
KFW
4.375%, 03/15/2018	360,000	405,887
5.125%, 03/14/2016	780,000	866,117
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	72,359
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	85,245

339

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
7.000%, 06/15/2040	$150,000	$189,416
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	397,000	469,193
7.750%, 05/14/2038	480,000	594,276
MetLife, Inc.
6.750%, 06/01/2016	150,000	171,924
6.817%, 08/15/2018	190,000	229,930
Moody’s Corp.
5.500%, 09/01/2020	60,000	65,416
Morgan Stanley
4.100%, 05/22/2023	250,000	233,279
5.950%, 12/28/2017	435,000	492,240
6.625%, 04/01/2018	503,000	584,074
7.300%, 05/13/2019	110,000	131,650
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	247,353
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	115,782
Northern Trust Corp.
3.450%, 11/04/2020	300,000	309,877
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	324,442
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	291,423
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	65,721
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	154,638
PNC Funding Corp.
4.250%, 09/21/2015	40,000	42,589
5.625%, 02/01/2017	310,000	345,626
6.700%, 06/10/2019	310,000	374,129
ProLogis LP
5.625%, 11/15/2016	185,000	204,771
Prudential Financial, Inc.
3.875%, 01/14/2015	140,000	145,526
4.750%, 04/01/2014 to 09/17/2015	395,000	418,396
5.375%, 06/21/2020	280,000	315,958
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	53,535
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	114,155
Simon Property Group LP
5.650%, 02/01/2020	330,000	376,646
5.875%, 03/01/2017	205,000	231,406
State Street Corp.
3.100%, 05/15/2023	250,000	233,284
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	498,190
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	155,114
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	850,561
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	662,333
6.125%, 02/15/2033	375,000	409,139
6.150%, 04/01/2018	735,000	840,819
7.500%, 02/15/2019	240,000	290,049
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	369,395
6.250%, 06/20/2016	190,000	216,221

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Travelers Property Casualty Corp.
7.750%, 04/15/2026	$50,000	$65,880
U.S. Bancorp
2.450%, 07/27/2015	280,000	288,980
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	239,770
UBS AG
5.750%, 04/25/2018	185,000	213,483
Union Bank NA
5.950%, 05/11/2016	250,000	277,872
Ventas Realty LP
3.125%, 11/30/2015	150,000	156,687
4.750%, 06/01/2021	60,000	63,208
Vornado Realty LP
4.250%, 04/01/2015	290,000	301,078
Wells Fargo & Company
3.450%, 02/13/2023	250,000	234,091
5.000%, 11/15/2014	105,000	110,060
5.625%, 12/11/2017	185,000	212,578
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	470,975
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	114,730

		38,941,444
Health Care - 1.7%
AbbVie, Inc.
2.900%, 11/06/2022	500,000	467,806
Aetna, Inc.
3.950%, 09/01/2020	290,000	302,802
6.000%, 06/15/2016	105,000	118,211
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	242,895
Amgen, Inc.
5.150%, 11/15/2041	100,000	97,062
5.700%, 02/01/2019	450,000	516,922
5.750%, 03/15/2040	40,000	41,596
AstraZeneca PLC
5.900%, 09/15/2017	340,000	395,675
Baxter International, Inc.
5.900%, 09/01/2016	315,000	358,921
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	305,114
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	248,870
Cigna Corp.
4.000%, 02/15/2022	280,000	286,005
Covidien International Finance SA
6.000%, 10/15/2017	360,000	416,366
Eli Lilly & Company
7.125%, 06/01/2025	250,000	326,273
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	355,608
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	107,227
6.375%, 05/15/2038	210,000	261,944
Johnson & Johnson
2.150%, 05/15/2016	320,000	332,213
5.850%, 07/15/2038	285,000	341,960
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	293,709
Life Technologies Corp.
5.000%, 01/15/2021	310,000	327,760

340

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
McKesson Corp.
4.750%, 03/01/2021	$150,000	$164,691
Medtronic, Inc.
5.600%, 03/15/2019	165,000	187,888
Mylan, Inc.
2.600%, 06/24/2018 (S)	250,000	249,611
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	91,645
Perrigo Company
2.950%, 05/15/2023	250,000	241,795
Pharmacia Corp.
6.500%, 12/01/2018	335,000	406,642
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,524
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	46,044
4.875%, 03/15/2015	12,000	12,709
5.800%, 03/15/2036	300,000	331,595
WellPoint, Inc.
6.375%, 06/15/2037	345,000	397,613

		8,307,696
Industrials - 1.6%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	278,750
7.000%, 02/01/2014	390,000	397,931
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	314,098
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	380,000	388,232
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	121,278
CSX Corp.
3.700%, 10/30/2020	270,000	279,837
6.250%, 04/01/2015	415,000	448,398
7.375%, 02/01/2019	105,000	128,998
Emerson Electric Company
4.875%, 10/15/2019	250,000	284,037
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	66,615
FedEx Corp.
3.875%, 08/01/2042	420,000	349,754
8.000%, 01/15/2019	50,000	62,894
Fluor Corp.
3.375%, 09/15/2021	320,000	319,846
GATX Corp.
4.750%, 05/15/2015	170,000	178,871
Honeywell International, Inc.
3.875%, 02/15/2014	310,000	313,916
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	403,041
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	250,000	303,870
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	157,146
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	235,811
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,750
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	200,073
Snap-On, Inc.
6.125%, 09/01/2021	310,000	358,567

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
8.750%, 09/15/2031	$90,000	$129,366
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	576,633
Union Pacific Corp.
4.000%, 02/01/2021	280,000	296,929
4.821%, 02/01/2044 (S)	285,000	288,095
United Technologies Corp.
5.375%, 12/15/2017	100,000	114,900
6.125%, 02/01/2019	245,000	292,342
Waste Management, Inc.
6.125%, 11/30/2039	50,000	57,172
7.375%, 03/11/2019	315,000	380,430

		7,879,580
Information Technology - 1.3%
Apple, Inc.
2.400%, 05/03/2023	800,000	724,477
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	383,701
5.900%, 02/15/2039	80,000	92,786
Dell, Inc.
5.875%, 06/15/2019	150,000	148,535
eBay, Inc.
3.250%, 10/15/2020	250,000	255,175
Google, Inc.
3.625%, 05/19/2021	320,000	335,279
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	294,182
3.750%, 12/01/2020	300,000	291,680
4.750%, 06/02/2014	340,000	348,939
IBM Corp.
2.000%, 01/05/2016	330,000	339,089
4.000%, 06/20/2042	210,000	188,081
5.600%, 11/30/2039	21,000	23,817
6.500%, 10/15/2013	140,000	140,289
Intel Corp.
2.700%, 12/15/2022	690,000	641,105
Microsoft Corp.
2.950%, 06/01/2014	410,000	417,030
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	193,957
Oracle Corp.
5.750%, 04/15/2018	435,000	506,697
SAIC, Inc.
4.450%, 12/01/2020	300,000	307,865
The Western Union Company
3.650%, 08/22/2018	100,000	103,786
Xerox Corp.
6.750%, 12/15/2039	60,000	66,299
XLIT, Ltd.
5.750%, 10/01/2021	310,000	353,132

		6,155,901
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	412,080
Alcoa, Inc.
6.750%, 07/15/2018	345,000	377,969
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	232,365
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	358,616

341

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	$330,000	$311,431
CRH America, Inc.
8.125%, 07/15/2018	220,000	267,853
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	185,617
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	205,155
POSCO
4.250%, 10/28/2020 (S)	100,000	102,691
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	158,465
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	304,482
Praxair, Inc.
2.450%, 02/15/2022	240,000	225,493
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	113,192
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	250,429
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	247,377
6.500%, 07/15/2018	70,000	82,565
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	69,346
6.250%, 07/15/2041	270,000	261,578
The Dow Chemical Company
4.375%, 11/15/2042	590,000	510,007
5.700%, 05/15/2018	170,000	196,265
9.400%, 05/15/2039	130,000	189,648
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	354,317

		5,416,941
Telecommunication Services - 1.6%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	460,418
5.000%, 03/30/2020	61,000	65,605
American Tower Corp.
4.500%, 01/15/2018	310,000	327,465
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	67,355
AT&T, Inc.
3.000%, 02/15/2022	500,000	469,087
4.300%, 12/15/2042	20,000	16,649
5.625%, 06/15/2016	480,000	534,272
6.300%, 01/15/2038	400,000	432,253
BellSouth Corp.
6.875%, 10/15/2031	200,000	223,295
British Telecommunications PLC
9.625%, 12/15/2030	190,000	281,323
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	202,291
Telecom Italia Capital SA
7.721%, 06/04/2038	310,000	298,352
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	244,094
Telefonica Europe BV
8.250%, 09/15/2030	350,000	409,443
Verizon Communications, Inc.
3.650%, 09/14/2018	820,000	864,219
4.600%, 04/01/2021	650,000	690,968
5.150%, 09/15/2023	820,000	879,239
6.900%, 04/15/2038	190,000	220,117

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Wireless Capital LLC
7.375%, 11/15/2013	$100,000	$100,807
8.500%, 11/15/2018	250,000	320,439
Vodafone Group PLC
4.375%, 03/16/2021	110,000	115,075
5.375%, 01/30/2015	190,000	201,378
5.450%, 06/10/2019	320,000	362,751

		7,786,895
Utilities - 1.8%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	267,257
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	366,896
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	335,769
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	124,730
DTE Energy Company
6.350%, 06/01/2016	230,000	260,305
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	236,656
7.000%, 11/15/2018	290,000	356,929
Entergy Corp.
5.125%, 09/15/2020	310,000	322,538
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,312
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	164,742
Florida Power & Light Company
5.650%, 02/01/2037	290,000	329,974
Georgia Power Company
5.950%, 02/01/2039	335,000	379,204
Hydro Quebec
8.400%, 01/15/2022	250,000	336,084
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	205,351
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	337,406
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	447,915
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	245,676
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	60,625
6.050%, 03/01/2034	260,000	289,227
6.250%, 12/01/2013	135,000	136,200
PacifiCorp
6.000%, 01/15/2039	335,000	397,729
Peco Energy Company
5.000%, 10/01/2014	300,000	312,872
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	324,656
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	233,073
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	65,297
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	322,665
7.050%, 03/15/2019	50,000	60,433
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	120,549

342

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company
6.125%, 09/15/2037	$202,000	$249,032
Southern California Edison Company
5.350%, 07/15/2035	130,000	143,451
Southern Company
2.375%, 09/15/2015	500,000	514,020
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	329,489
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	50,529
8.875%, 11/15/2038	190,000	294,153
Wisconsin Electric Power Company
6.000%, 04/01/2014	260,000	266,996

		8,947,740

TOTAL CORPORATE BONDS (Cost $109,255,602)		$116,339,094

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	61,352
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	171,609
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	66,600
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	46,148
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	113,134
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	368,730
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	327,273
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	65,174
State of California
7.300%, 10/01/2039	400,000	504,208
7.500%, 04/01/2034	80,000	101,493
State of Illinois, GO
5.100%, 06/01/2033	115,000	101,647
7.350%, 07/01/2035	280,000	297,181
State of Texas
5.517%, 04/01/2039	260,000	294,310
State of Utah
3.539%, 07/01/2025	390,000	390,577
4.554%, 07/01/2024	260,000	282,217
State of Washington
5.481%, 08/01/2039	260,000	283,595
Texas Transportation Commission
5.178%, 04/01/2030	310,000	340,845
University of California
5.770%, 05/15/2043	320,000	350,998

TOTAL MUNICIPAL BONDS (Cost $3,853,678)		$4,167,091

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial & Residential - 2.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	902,578
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	214,246

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-4, Class A4,
5.634%, 07/10/2046	$790,000	$866,298
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	261,700	263,038
Series 2005-T20, Class A3,
5.293%, 10/12/2042 (P)	269,571	274,036
Series 2006-PW11, Class AM,
5.610%, 03/11/2039 (P)	200,000	214,420
Series 2006-PW12, Class A4,
5.856%, 09/11/2038 (P)	935,000	1,027,713
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.484%, 01/15/2046 (P)	170,000	182,902
Series 2006-CD2, Class AM,
5.531%, 01/15/2046 (P)	200,000	211,689
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	187,608	190,143
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	342,736	346,582
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	369,577	370,917
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	149,124	157,900
Series 2005-LDP5, Class A4,
5.368%, 12/15/2044 (P)	1,695,000	1,816,665
Series 2005-CB13, Class A3A1,
5.419%, 01/12/2043 (P)	46,495	47,318
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	532,009
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	15,099	15,207
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.081%, 07/15/2044 (P)	180,000	202,907
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	900,000	1,013,505
Series 2006-C1, Class AM,
5.872%, 05/12/2039 (P)	800,000	866,250
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	212,119
Series 2006-T23, Class A2,
5.918%, 08/12/2041 (P)	9,948	9,937
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.816%, 06/11/2042 (P)	630,000	711,903
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	1,050,000	1,092,448
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	476,490	480,775

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,083,177)		$12,223,505

343

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.1%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	$193,092	$204,032
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	367,825	369,094

TOTAL ASSET BACKED SECURITIES (Cost $589,839)		$573,126

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	19,690	197,064

TOTAL SECURITIES LENDING
COLLATERAL (Cost $197,057)		$197,064

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	23,524,082	23,524,082

TOTAL SHORT-TERM INVESTMENTS (Cost $23,524,082)		$23,524,082

Total Investments (Total Bond Market Trust B)
(Cost $478,330,869) - 102.7%		$501,416,948
Other assets and liabilities, net - (2.7%)		(13,163,948)

TOTAL NET ASSETS - 100.0%		$488,253,000

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.8%
U.S. Government - 34.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$32,736,965	$32,341,913
0.625%, 07/15/2021 to 02/15/2043	7,628,688	7,488,502
0.750%, 02/15/2042	17,367,504	14,850,571
1.125%, 01/15/2021	5,873,120	6,320,945
1.250%, 07/15/2020	12,531,987	13,708,816
1.750%, 01/15/2028	24,307,436	27,216,744
2.000%, 01/15/2026	11,886,892	13,711,720
2.125%, 02/15/2040	11,023,650	13,030,296
2.375%, 01/15/2025 to 01/15/2027	67,240,340	80,448,023
2.500%, 01/15/2029	20,345,600	25,007,611
3.625%, 04/15/2028	8,521,075	11,777,728
3.875%, 04/15/2029	7,388,888	10,592,666
U.S. Treasury Notes
0.625%, 04/30/2018 (D)	144,200,000	140,189,510
0.750%, 12/31/2017 to 03/31/2018	211,800,000	207,590,930
0.875%, 07/31/2019	35,500,000	33,899,731
1.000%, 06/30/2019 to 11/30/2019	114,500,000	110,231,001
1.000%, 09/30/2019 (D)	68,500,000	65,631,563
1.125%, 05/31/2019 to 04/30/2020	24,300,000	23,517,670
1.250%, 10/31/2019 to 02/29/2020	12,300,000	11,851,841
1.375%, 06/30/2018 to 01/31/2020	83,800,000	84,029,984
1.500%, 08/31/2018 (D)	209,700,000	211,141,688

		1,144,579,453
U.S. Government Agency - 53.9%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	1,100,000	1,074,929
1.000%, 03/08/2017 to 09/29/2017	48,500,000	48,458,609

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
1.250%, 05/12/2017 to 10/02/2019	$29,900,000	$28,779,054
1.750%, 05/30/2019	1,100,000	1,093,244
2.375%, 01/13/2022	4,800,000	4,673,722
2.542%, 06/01/2034 (P)	170,896	181,967
2.693%, 01/01/2029 (P)	118,455	124,994
3.750%, 03/27/2019	2,000,000	2,201,942
4.000%, TBA (C)	16,000,000	16,670,763
4.000%, 09/01/2035 to 11/01/2041	23,875,779	24,974,211
4.500%, TBA (C)	14,000,000	14,865,071
4.500%, 10/01/2025 to 10/01/2041	12,555,952	13,384,492
5.500%, 08/23/2017 to 07/01/2038	1,462,334	1,607,456
6.000%, 03/01/2016 to 08/01/2038	842,706	918,956
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	11,700,000	11,490,644
1.125%, 04/27/2017	5,900,000	5,920,632
1.250%, 01/30/2017	5,300,000	5,359,429
1.359%, 06/01/2043 (P)	865,262	876,965
1.559%, 10/01/2040 (P)	147,689	149,818
1.875%, 09/18/2018	800,000	809,030
2.243%, 09/01/2035 (P)	2,839,762	2,993,246
2.310%, 08/01/2022	700,000	651,885
2.590%, 07/01/2022	11,759,368	11,396,809
2.640%, 06/01/2022	6,300,000	6,110,512
2.870%, 09/01/2027	1,600,000	1,436,535
2.940%, 07/01/2022	2,611,927	2,597,637
3.000%, TBA (C)	68,000,000	68,346,797
3.000%, 04/01/2022 to 09/01/2043	12,816,003	12,593,668
3.157%, 05/01/2022	9,613,612	9,727,042
3.330%, 11/01/2021	387,714	399,475
3.500%, TBA (C)	16,000,000	16,835,000
3.500%, 01/01/2026	194,212	205,311
3.851%, 05/01/2036 (P)	1,468,457	1,569,694
4.000%, TBA (C)	444,500,000	466,228,019
4.000%, 07/01/2019 to 03/01/2042	23,541,427	24,844,792
4.500%, TBA (C)	161,300,000	171,937,547
4.500%, 04/01/2018 to 07/01/2042	218,378,612	233,480,448
4.835%, 09/01/2035 (P)	98,832	104,463
5.000%, TBA (C)	109,500,000	118,692,170
5.000%, 02/13/2017 to 04/01/2042	34,336,932	37,519,729
5.057%, 05/01/2035 (P)	204,994	218,010
5.375%, 06/12/2017	1,600,000	1,846,150
5.500%, TBA (C)	79,500,000	86,694,187
5.500%, 03/01/2021 to 09/01/2041	112,851,946	122,905,374
6.000%, 12/01/2016 to 05/01/2041	71,975,978	79,029,349
6.500%, 03/01/2036 to 11/01/2037	29,304	32,562
Government National
Mortgage Association
1.625%, 05/20/2023 to 02/20/2032 (P)	1,145,624	1,181,775
1.750%, 09/20/2021 (P)	34,428	35,124
3.000%, 05/15/2042 to 08/15/2043	66,999,864	66,187,037
5.000%, 01/15/2035 to 11/15/2039	36,374,659	39,633,222
Small Business Administration
4.504%, 02/01/2014	47,387	47,719
4.880%, 11/01/2024	65,586	70,751
5.130%, 09/01/2023	88,905	96,097
5.520%, 06/01/2024	2,019,812	2,215,904

		1,771,479,968

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,917,629,941)		$2,916,059,421

344

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
Brazil - 0.0%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		$1,000,000	$1,003,000
Canada - 1.5%
Province of Ontario
1.600%, 09/21/2016		100,000	101,792
1.650%, 09/27/2019		6,100,000	5,872,049
2.850%, 06/02/2023	CAD	1,700,000	1,570,427
3.000%, 07/16/2018		$1,800,000	1,899,412
3.150%, 06/02/2022	CAD	4,600,000	4,420,698
4.000%, 06/02/2021		2,000,000	2,062,230
4.200%, 06/02/2020		22,100,000	23,196,579
4.400%, 04/14/2020		$1,100,000	1,219,464
Province of Quebec
2.750%, 08/25/2021		1,200,000	1,171,265
3.500%, 07/29/2020		600,000	628,048
3.500%, 12/01/2022	CAD	500,000	488,069
4.250%, 12/01/2021		3,800,000	3,956,124
4.500%, 12/01/2020		800,000	850,506

			47,436,663
Italy - 0.9%
Republic of Italy
Zero Coupon 06/30/2015 (Z)	EUR	6,200,000	8,115,912
2.500%, 03/01/2015		6,900,000	9,461,620
3.500%, 06/01/2014		3,800,000	5,224,751
4.500%, 07/15/2015		4,100,000	5,797,364

			28,599,647
South Korea - 0.6%
Export-Import Bank of Korea
4.125%, 09/09/2015		$6,400,000	6,751,514
Korea Development Bank
3.500%, 08/22/2017		1,100,000	1,154,443
4.375%, 08/10/2015		9,900,000	10,473,982
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,160,994

			19,540,933
Spain - 0.0%
Autonomous Community of Valencia
Spain
4.375%, 07/16/2015	EUR	100,000	135,374

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $96,479,674)			$96,715,617

CORPORATE BONDS - 10.2%
Consumer Discretionary - 1.2%
Banque PSA Finance SA
2.173%, 04/04/2014 (P)(S)		$5,400,000	5,379,063
Daimler Finance North America LLC
0.858%, 03/28/2014 (P)(S)		1,750,000	1,754,582
Ford Motor Credit Company LLC
7.000%, 04/15/2015		800,000	868,055
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,405,302
8.700%, 10/01/2014		500,000	537,164
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	27,991,629

			37,935,795
Energy - 1.1%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,200,000	1,449,000

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cameron International Corp.
1.191%, 06/02/2014 (P)		$3,500,000	$3,514,868
Gazprom OAO
6.212%, 11/22/2016 (S)		3,730,000	4,084,723
10.500%, 03/08/2014		900,000	936,000
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,164,460
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,390,936
5.875%, 03/01/2018		10,000,000	10,715,560
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		2,485,700	2,634,842
Rosneft Finance SA
6.625%, 03/20/2017		1,700,000	1,865,750

			35,756,139
Financials - 6.4%
Ally Financial, Inc.
3.465%, 02/11/2014 (P)		600,000	603,024
4.625%, 06/26/2015		4,100,000	4,233,471
6.750%, 12/01/2014		4,600,000	4,826,750
8.300%, 02/12/2015		3,800,000	4,094,500
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	6,041,350
5.050%, 10/01/2015		$800,000	861,002
5.450%, 05/18/2017		400,000	447,199
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,720,210
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,800,000	1,787,744
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,534,565
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	613,500
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	17,796,782
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,300,484
Bank of Montreal
1.950%, 01/30/2017 (S)		900,000	923,242
2.850%, 06/09/2015 (S)		1,000,000	1,039,468
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,800,000	1,837,768
Barclays Bank PLC
2.375%, 01/13/2014		1,400,000	1,407,573
5.200%, 07/10/2014		2,200,000	2,277,077
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,463,000
6.500%, 03/10/2021 (S)		2,900,000	3,016,000
BNP Paribas SA
1.169%, 01/10/2014 (P)		9,300,000	9,317,112
BPCE SA
2.375%, 10/04/2013 (S)		900,000	900,050
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,800,000	1,683,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,016,250
Citigroup, Inc.
0.528%, 06/09/2016 (P)		9,600,000	9,370,992
1.516%, 11/08/2013 (P)		5,100,000	5,104,692
4.875%, 05/07/2015		2,500,000	2,625,248

345

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
6.125%, 08/25/2036	$3,200,000	$3,220,237
Credit Suisse New York
2.200%, 01/14/2014	2,200,000	2,211,389
Dexia Credit Local SA
0.744%, 04/29/2014 (P)(S)	10,800,000	10,808,824
2.750%, 04/29/2014	3,500,000	3,544,310
2.750%, 04/29/2014 (S)	1,000,000	1,012,660
Fifth Third Bancorp
0.673%, 12/20/2016 (P)	1,200,000	1,178,636
HSBC Bank PLC
2.000%, 01/19/2014 (S)	2,300,000	2,312,107
ING Bank NV
2.000%, 10/18/2013 (S)	1,200,000	1,200,708
Intesa Sanpaolo SpA
2.662%, 02/24/2014 (P)(S)	5,300,000	5,329,214
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)	700,000	732,934
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)	14,600,000	19,418,000
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	4,300,000	4,945,589
6.875%, 04/25/2018	4,100,000	4,832,809
Murray Street Investment Trust I
4.647%, 03/09/2017	6,800,000	7,253,295
National Bank of Canada
2.200%, 10/19/2016 (S)	400,000	414,539
Nordea Bank AB
2.125%, 01/14/2014 (S)	1,000,000	1,004,968
Principal Life Income Funding Trusts
5.550%, 04/27/2015	4,300,000	4,623,605
Santander US Debt SAU
2.991%, 10/07/2013 (S)	9,500,000	9,501,520
SLM Corp.
5.375%, 05/15/2014	1,300,000	1,327,625
6.250%, 01/25/2016	7,400,000	7,881,000
State Bank of India
4.500%, 07/27/2015 (S)	2,900,000	2,982,952
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	8,116,583
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)	2,100,000	2,108,845
The Bear Stearns Companies LLC
7.250%, 02/01/2018	9,600,000	11,500,541
Vnesheconombank
5.450%, 11/22/2017 (S)	1,100,000	1,169,960

		209,474,903
Health Care - 0.2%
AbbVie, Inc.
1.027%, 11/06/2015 (P)	5,700,000	5,754,589
Industrials - 0.2%
Con-way, Inc.
7.250%, 01/15/2018	800,000	906,915
General Electric Capital Corp.
3.800%, 06/18/2019 (S)	2,100,000	2,197,043
International Lease Finance Corp.
5.750%, 05/15/2016	800,000	848,390
6.750%, 09/01/2016 (S)	2,100,000	2,304,750

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Noble Group, Ltd.
6.750%, 01/29/2020	$1,000,000	$1,030,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,017,500	1,035,306

		8,322,404
Materials - 0.5%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,176,000
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	4,800,000	4,968,000
CSN Resources SA
6.500%, 07/21/2020 (S)	4,200,000	4,189,500
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,700,000	2,875,500
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,410,181

		15,619,181
Telecommunication Services - 0.6%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	208,000
Verizon Communications, Inc.
2.002%, 09/14/2018 (P)	1,400,000	1,472,100
2.500%, 09/15/2016	1,700,000	1,752,562
3.650%, 09/14/2018	6,600,000	6,955,905
5.150%, 09/15/2023	1,500,000	1,608,365
6.400%, 09/15/2033	4,500,000	4,996,746
Vivendi SA
6.625%, 04/04/2018 (S)	3,100,000	3,506,581

		20,500,259
Utilities - 0.0%
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	200,000	212,188

TOTAL CORPORATE BONDS (Cost $305,741,952)		$333,575,458

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	4,700,000	5,005,500

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$5,005,500

MUNICIPAL BONDS - 4.5%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	3,503,412
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	5,130,468
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,162,447
California State University
6.484%, 11/01/2041	2,000,000	2,074,180
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,301,101
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,363,063
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	220,776

346

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Chicago Transit Authority, Series A
(Illinois) (continued)
6.899%, 12/01/2040	$3,400,000	$3,818,268
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	400,000	441,552
6.899%, 12/01/2040	3,300,000	3,705,966
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,079,600
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	9,116,788
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	2,702,964
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,076,243
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	2,947,428
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	310,000	293,793
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	590,560
7.618%, 08/01/2040	5,300,000	6,330,002
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	6,803,508
6.758%, 07/01/2034	3,300,000	4,034,316
Mississippi Development Bank
6.313%, 01/01/2033	700,000	769,636
New Jersey State Turnpike Authority
7.414%, 01/01/2040	9,000,000	11,700,000
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	5,100,000	5,792,988
6.282%, 06/15/2042	5,100,000	5,415,129
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,074,860
New York State Thruway Authority
5.000%, 01/01/2042	9,100,000	9,296,833
New York State Urban Development Corp.
5.000%, 03/15/2027	2,295,000	2,520,805
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,258,690
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	544,295
State of California
7.500%, 04/01/2034	4,800,000	6,089,568
7.550%, 04/01/2039	1,300,000	1,686,763
7.600%, 11/01/2040	2,600,000	3,399,890
State of Iowa
6.750%, 06/01/2034	6,400,000	7,249,728
State of Washington - Series C
5.000%, 06/01/2041	7,800,000	8,127,132
State of Wisconsin
5.050%, 05/01/2018	200,000	219,690
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042	500,000	486,315
University of California
6.398%, 05/15/2031	3,300,000	3,939,738

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
University of California (continued)
6.548%, 05/15/2048		$7,300,000	$8,614,292

TOTAL MUNICIPAL BONDS (Cost $137,357,752)			$146,882,787

TERM LOANS (M) - 0.0%
Financials - 0.0%
Springleaf Finance Funding Company
5.500%, 05/10/2017		1,041,333	1,041,333

TOTAL TERM LOANS (Cost $1,037,902)			$1,041,333

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
Commercial & Residential - 4.4%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.393%, 02/25/2045 (P)		626,278	627,004
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.626%, 05/16/2047 (P)(S)	EUR	4,286,857	5,870,520
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.482%, 11/15/2015 (P)(S)		$2,385,529	2,389,622
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.666%, 05/25/2035 (P)		924,767	936,779
Series 2004-A, Class 1A3,
5.714%, 09/20/2034 (P)		143,827	145,482
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		7,841	8,305
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.238%, 03/26/2037 (P)(S)		565,963	518,102
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,794,983	2,536,875
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		6,517,438	6,601,206
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-6, Class 1A1,
2.469%, 09/25/2034 (P)		77,838	66,976
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		8,600,973	8,687,516
Series 2004-7, Class 1A1,
2.757%, 10/25/2034 (P)		59,261	49,472
Series 2004-3, Class 1A2,
2.907%, 07/25/2034 (P)		42,223	41,318
Series 2002-11, Class 1A2,
2.960%, 02/25/2033 (P)		105,084	93,774
Series 2003-8, Class 2A1,
3.080%, 01/25/2034 (P)		512,674	513,609
Series 2004-9, Class 22A1,
3.169%, 11/25/2034 (P)		606,023	615,948
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.339%, 02/25/2034 (P)		1,507,864	1,464,768
Series 2004-9, Class 2A1,
2.645%, 09/25/2034 (P)		88,818	76,940
Series 2005-4, Class 23A1,
2.667%, 05/25/2035 (P)		2,127,239	1,956,511

347

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-7, Class 22A1,
2.735%, 09/25/2035 (P)		$1,219,433	$1,002,148
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW18,
Class A4
5.700%, 06/11/2050		4,200,000	4,739,792
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		7,775,893	7,673,508
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		374,846	362,688
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.379%, 06/25/2037 (P)		10,068,830	7,753,402
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		22,978	24,310
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.469%, 04/25/2035 (P)		306,707	253,782
Series 2004-HYB9, Class 1A1,
2.722%, 02/20/2035 (P)		2,747,155	2,591,550
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		425,494	369,047
Series 2004-12, Class 11A2,
2.823%, 08/25/2034 (P)		50,861	45,577
Series 2004-22, Class A3,
2.859%, 11/25/2034 (P)		1,643,052	1,510,852
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		125,438	129,867
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039		3,640,427	3,873,974
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.619%, 09/25/2034 (P)		156,448	158,134
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		11,200,000	12,510,826
CSMC, Series 2010-18, Class R
2.569%, 04/26/2038 (P)(S)		2,100,000	2,030,026
European Loan Conduit, Series 25X,
Class A
0.376%, 05/15/2019 (P)	EUR	200,158	257,244
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$1,770	1,827
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
3.535%, 11/19/2035 (P)		456,621	422,738
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.259%, 10/25/2046 (P)		30	30
Series 2006-AR8, Class 1A1A,
0.259%, 01/25/2047 (P)		17	17
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	310,197

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial
Funding Corp. (continued)
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		$1,600,000	$1,770,629
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.050%, 11/25/2035 (P)		1,329,365	1,303,479
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.401%, 05/19/2035 (P)		425,614	345,978
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.568%, 10/15/2054 (P)(S)	EUR	2,042,900	2,778,184
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.449%, 10/25/2035 (P)		$6,747,038	5,698,130
Impac CMB Trust, Series 2004-6,
Class 1A2
0.959%, 10/25/2034 (P)		10,465,373	9,880,181
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.755%, 01/25/2032 (P)		6,551	6,143
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		2,100,000	2,204,420
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	552,690
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,349,178
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.058%, 02/25/2035 (P)		293,812	295,881
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		184,981	168,636
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.662%, 06/15/2030 (P)		1,049,734	1,038,546
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.389%, 02/25/2036 (P)		913,367	829,866
Series 2005-3, Class 5A,
0.429%, 11/25/2035 (P)		797,157	744,766
Series 2005-A6, Class 2A3,
0.559%, 08/25/2035 (P)		3,200,000	2,710,362
Series 2005-2, Class 3A,
1.179%, 10/25/2035 (P)		432,914	419,166
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)		6,941,251	6,701,507
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)		1,300,000	1,436,453
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049		1,572,576	1,578,291
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.993%, 08/12/2045 (P)(S)		1,300,000	1,445,339
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)		186,829	200,830

348

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.579%, 02/25/2019 (P)	$4,403	$4,325
Series 2004-CL1, Class 1A2,
0.579%, 02/25/2034 (P)	183,853	172,350
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.424%, 06/27/2036 (P)(S)	3,200,000	2,567,331
Series 2011-3, Class 2A1,
0.429%, 02/26/2037 (P)(S)	3,792,120	3,425,892
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	308,101
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.507%, 07/25/2034 (P)	154,384	152,799
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.409%, 05/25/2045 (P)	37,111	29,745
Series 2005-AR5, Class A3,
0.431%, 07/19/2035 (P)	1,757,417	1,610,987
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.340%, 01/25/2032 (P)	17,861	15,702
Series 2002-1A, Class 4A,
2.584%, 02/25/2032 (P)	14,710	14,857
Series 2006-11, Class A1,
2.653%, 10/28/2035 (P)(S)	585,363	553,459
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.262%, 06/15/2020 (P)(S)	2,256,555	2,227,321
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.409%, 04/25/2045 (P)	41,179	37,779
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.469%, 10/25/2045 (P)	411,139	375,532
Series 2005-AR2, Class 2A1A,
0.489%, 01/25/2045 (P)	23,677	21,844
Series 2002-AR17, Class 1A,
1.353%, 11/25/2042 (P)	196,709	177,038
Series 2002-AR6, Class A,
1.553%, 06/25/2042 (P)	7,372	6,673
Series 2002-AR9, Class 1A,
1.553%, 08/25/2042 (P)	634,364	574,437
Series 2002-AR2, Class A,
2.204%, 02/27/2034 (P)	62,303	61,669
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.090%, 02/25/2033 (P)	89,466	86,914
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.618%, 01/25/2035 (P)	1,295,804	1,291,638
Series 2006-AR2, Class 2A5,
2.642%, 03/25/2036 (P)	5,482,428	5,233,932

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2006-AR2, Class 2A1,
2.642%, 03/25/2036 (P)	$1,827,476	$1,823,923

		143,455,166
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.332%, 07/15/2019 (P)	800,212	799,024
Series 3335, Class FT,
0.332%, 08/15/2019 (P)	2,122,300	2,119,252
Series 3149, Class LF,
0.482%, 05/15/2036 (P)	1,216,155	1,216,471
Series T-63, Class 1A1,
1.359%, 02/25/2045 (P)	182,792	188,701
Series 2901, Class UB,
5.000%, 03/15/2033	175,308	178,083
Series 2906, Class GZ,
5.000%, 09/15/2034	464,227	509,736
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	436,595
Series 2941, Class WE,
5.000%, 03/15/2035	375,007	409,203
Series 2489, Class PE,
6.000%, 08/15/2032	309,070	346,631
Series 2503, Class PZ,
6.000%, 09/15/2032	1,144,950	1,271,720
Series 2362, Class ZA,
6.500%, 09/15/2031	313,159	352,368
Series 2204, Class Z,
7.500%, 12/20/2029	471,184	542,480
Series 2247, Class Z,
7.500%, 08/15/2030	223,597	261,413
Federal National Mortgage Association
Series 2007-73, Class A1,
0.239%, 07/25/2037 (P)	116,168	108,246
Series 2004-11, Class A,
0.299%, 03/25/2034 (P)	26,862	26,464
Series 2007-30, Class AF,
0.489%, 04/25/2037 (P)	1,378,471	1,377,001
Series 2004-W2, Class 1A3F,
0.529%, 02/25/2044 (P)	13,433	13,398
Series 2003-116, Class FA,
0.579%, 11/25/2033 (P)	125,630	125,636
Series 2005-75, Class FL,
0.629%, 09/25/2035 (P)	3,131,798	3,133,805
Series 2006-5, Class 3A2,
2.442%, 05/25/2035 (P)	191,493	200,240
Series 2005-9, Class ZA,
5.000%, 02/25/2035	767,304	842,161
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	4,299,607	4,817,137
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	109,284	115,599
Series 2003-W1, Class 1A1,
6.001%, 12/25/2042 (P)	310,651	358,034
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	154,742	151,068
Series 2005-3, Class KZ,
5.000%, 01/16/2035	154,100	163,701

349

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2005-3, Class JZ,
5.000%, 01/16/2035		$154,100	$161,791
Series 2005-21, Class Z,
5.000%, 03/20/2035		1,222,592	1,372,368

			21,598,326

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $159,219,399)			$165,053,492

ASSET BACKED SECURITIES - 1.3%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.269%, 06/25/2047 (P)		87,567	87,099
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.529%, 04/25/2036 (P)		2,718,270	2,539,780
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.359%, 06/25/2036 (P)		2,987,551	2,827,472
Series 2004-10, Class MV2,
0.849%, 01/25/2035 (P)		4,219,488	4,027,472
EMC Mortgage Loan Trust, Series 2001-A
Class A
0.919%, 05/25/2040 (P)(S)		675,131	633,474
Hillmark Funding, Series 2006-1A,
Class A1
0.513%, 05/21/2021 (P)(S)		10,800,000	10,459,228
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.739%, 10/25/2034 (P)		86,584	81,414
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.489%, 12/25/2035 (P)		5,500,000	4,343,867
New Century Home Equity Loan Trust,
Series 2005-4, Class M2
0.689%, 09/25/2035 (P)		1,100,000	915,727
Park Place Securities, Inc.,
Series 2005-WCW3, Class M1
0.659%, 08/25/2035 (P)		1,000,000	838,248
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	1,065,138	1,379,890
RASC Trust, Series 2005-KS4, Class M2
0.759%, 05/25/2035 (P)		$3,404,000	3,097,735
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		554,023	514,401
SLM Student Loan Trust
Series 2008-9, Class A,
1.766%, 04/25/2023 (P)		9,732,697	10,003,558
Series 2010-C, Class A2,
2.832%, 12/16/2019 (P)(S)		1,000,000	1,018,763
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.259%, 06/25/2037 (P)		584,667	425,335

TOTAL ASSET BACKED SECURITIES (Cost $42,406,715)			$43,193,463

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
DG Funding Trust, 0.553% (S)		981	$8,671,527

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	$7,078,732
Wells Fargo & Company, Series L, 7.500%		14,800	16,835,148

TOTAL PREFERRED SECURITIES (Cost $37,161,821)			$32,585,407

SHORT-TERM INVESTMENTS - 14.6%
Commercial Paper - 2.1%
Hewlett-Packard Company
0.950%, 10/30/2013*		$32,800,000	$32,774,899
Itau Unibanco SA
4.325%, 11/08/2013 *		11,700,000	11,683,503
5.783%, 10/31/2013 *		23,000,000	22,972,055

			67,430,457
Foreign Government - 3.4%
Kingdom of Spain
0.932%, 03/14/2014 *	EUR	2,400,000	3,234,902
0.955%, 04/16/2014 *		23,600,000	31,770,189
1.092%, 05/16/2014 *		1,600,000	2,151,811
1.111%, 06/20/2014 *		500,000	671,697
1.293%, 09/19/2014 *		3,100,000	4,148,409
Republic of Italy
0.881%, 03/14/2014 *		27,000,000	36,407,957
0.997%, 07/14/2014 *		3,400,000	4,562,489
1.070%, 08/14/2014 *		4,900,000	6,565,661
1.098%, 09/12/2014 *		17,500,000	23,413,749

			112,926,864
U.S. Government - 6.2%
U.S. Treasury Bill
0.021%, 12/12/2013 (D)*		$116,500,000	116,498,253
0.040%, 12/05/2013 (D)*		81,600,000	81,599,266
0.043%, 10/10/2013 (D)*		5,464,000	5,463,978

			203,561,497
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Notes
0.035%, 12/11/2013 *		23,600,000	23,598,060
0.045%, 12/27/2013 *		1,918,000	1,917,791
0.060%, 11/29/2013 *		20,500,000	20,499,324

			46,015,175
Repurchase Agreement - 1.5%
Repurchase Agreement with Bank of
America dated 09/30/2013 at 0.080% to
be repurchased at $400,001 on
10/01/2013, collateralized by $409,000
U.S. Treasury Note, 0.250% due
09/30/2015 (valued at $408,457,
including interest)		400,000	400,000
Repurchase Agreement with Barclays
Capital dated 09/30/2013 at 0.030% to
be repurchased at $9,900,223 on
10/01/2013, collateralized by $9,154,000
U.S. Treasury Inflation Indexed Note,
0.500% due 04/15/2015 (valued at
$10,109,419, including interest)		9,900,000	9,900,000
Repurchase Agreement with Barclays
Capital dated 09/30/2013 at 0.040% to
be repurchased at $8,600,306 on
10/01/2013, collateralized by $8,445,000
U.S. Treasury Note, 2.250% due
11/30/2017 (valued at $8,796,352,
including interest)		8,600,000	8,600,000

350

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Citigroup
dated 09/30/2013 at 0.130% to be
repurchased at $17,000,061 on
10/01/2013, collateralized by
$17,865,000 Federal Home Loan
Mortgage Corp., 1.620% due
11/21/2019 (valued at $17,283,530,
including interest)	$17,000,000	$17,000,000
Repurchase Agreement with Deutsche
Bank dated 09/30/2013 at 0.030% to be
repurchased at $11,900,278 on
10/01/2013, collateralized by
$11,586,000, U.S. Treasury Inflation
Indexed Note, 0.625% due 07/15/2021
(valued at $12,189,674,
including interest).	11,900,000	11,900,000
Repurchase Agreement with State
Street Corp. dated 09/30/2013 at 0.000%
to be repurchased at $2,383,328 on
10/01/2013, collateralized by $2,695,000
Federal National Mortgage Association,
2.080% due 11/02/2022 (valued at
$2,481,084, including interest)	2,383,328	2,383,328

		50,183,328

TOTAL SHORT-TERM INVESTMENTS (Cost $478,775,004)		$480,117,321

Total Investments (Total Return Trust)
(Cost $4,180,629,446) - 128.6%		$4,220,229,799
Other assets and liabilities, net - (28.6%)		(937,820,151)

TOTAL NET ASSETS - 100.0%		$3,282,409,648

SALE COMMITMENTS OUTSTANDING - (3.4)%
U.S. Government Agency - (3.4)%
Federal National Mortgage Association
3.000%, TBA (C)	(47,000,000)	(45,946,171)
Government National Mortgage
Association 3.000%, TBA (C)	(67,000,000)	(66,076,559)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(108,845,274))		$(112,022,730)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Consumer Discretionary - 13.0%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	4,234	$106,062
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	37,231
Autoliv, Inc. (L)	2,223	194,268
BorgWarner, Inc.	2,665	270,204
Cooper Tire & Rubber Company	1,494	46,015
Dana Holding Corp.	3,498	79,894
Dorman Products, Inc.	912	45,190
Drew Industries, Inc.	570	25,958
Exide Technologies (I)	2,107	790
Federal-Mogul Corp. (I)	2,412	40,497
Fuel Systems Solutions, Inc. (I)	460	9,044
Gentex Corp.	3,389	86,725
Gentherm, Inc. (I)	736	14,043
Icahn Enterprises LP	2,347	195,435
Johnson Controls, Inc.	15,932	661,178
Lear Corp.	2,226	159,315
Modine Manufacturing Company (I)	1,531	22,399
Motorcar Parts of America, Inc. (I)	567	7,184
Shiloh Industries, Inc.	268	3,511
Standard Motor Products, Inc.	572	18,396
Stoneridge, Inc. (I)	901	9,740
Superior Industries International, Inc.	534	9,521
Tenneco, Inc. (I)	1,435	72,468
The Goodyear Tire & Rubber Company (I)	5,479	123,004
Tower International, Inc. (I)	623	12,454
TRW Automotive Holdings Corp. (I)	2,797	199,454
UQM Technologies, Inc. (I)(L)	2,453	4,464
Visteon Corp. (I)	1,239	93,718

		2,548,162
Automobiles - 0.7%
Ford Motor Company	90,184	1,521,404
General Motors Company (I)	32,377	1,164,601
Harley-Davidson, Inc.	5,223	335,526
Tesla Motors, Inc. (I)(L)	2,769	535,580
Thor Industries, Inc.	1,235	71,679
Winnebago Industries, Inc. (I)	543	14,096

		3,642,886
Distributors - 0.1%
Core-Mark Holding Company, Inc.	337	22,390
Educational Development Corp.	1,013	2,745
Genuine Parts Company (L)	3,600	291,204
LKQ Corp. (I)	6,796	216,521
Pool Corp.	1,076	60,396
VOXX International Corp. (I)	569	7,795
Weyco Group, Inc.	372	10,535

		611,586
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	17,123
Apollo Group, Inc., Class A (I)	2,593	53,960
Ascent Capital Group, Inc., Class A (I)	363	29,265
Bridgepoint Education, Inc. (I)(L)	1,143	20,620
Bright Horizons Family Solutions, Inc. (I)	1,463	52,419
Capella Education Company (I)	323	18,269
Career Education Corp. (I)	1,814	5,007
Collectors Universe, Inc.	520	7,634
Corinthian Colleges, Inc. (I)(L)	2,076	4,546
DeVry, Inc.	1,447	44,220
Education Management Corp. (I)(L)	3,020	27,542
Grand Canyon Education, Inc. (I)	1,133	45,637

351

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
H&R Block, Inc.	6,192	$165,079
Hillenbrand, Inc.	1,394	38,154
ITT Educational Services, Inc. (I)(L)	608	18,848
K12, Inc. (I)	824	25,445
Learning Tree International, Inc. (I)	519	2,040
LifeLock, Inc. (I)	2,000	29,660
Lincoln Educational Services Corp.	678	3,126
Matthews International Corp., Class A	631	24,028
Outerwall, Inc. (I)(L)	754	37,692
Regis Corp.	1,321	19,392
Service Corp. International	4,780	89,004
Sotheby’s	1,604	78,805
Steiner Leisure, Ltd. (I)	379	22,145
Stewart Enterprises, Inc., Class A	2,024	26,595
Stonemor Partners LP	631	14,923
Strayer Education, Inc.	266	11,044
Universal Technical Institute, Inc.	601	7,290
Weight Watchers International, Inc.	1,290	48,207

		987,719
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (I)	474	20,662
Ambassadors Group, Inc.	714	2,463
Bally Technologies, Inc. (I)(L)	884	63,701
Biglari Holdings, Inc. (I)	46	18,983
BJ’s Restaurants, Inc. (I)(L)	673	19,329
Bloomin’ Brands, Inc. (I)	2,674	63,133
Bob Evans Farms, Inc. (L)	748	42,838
Boyd Gaming Corp. (I)	2,162	30,592
Bravo Brio Restaurant Group, Inc. (I)	563	8,501
Brinker International, Inc. (L)	1,629	66,023
Buffalo Wild Wings, Inc. (I)	443	49,270
Caesars Entertainment Corp. (I)(L)	2,966	58,460
Carnival Corp.	13,807	450,660
Carrols Restaurant Group, Inc. (I)	1,012	6,173
CEC Entertainment, Inc.	416	19,078
Cedar Fair LP	1,308	57,029
Chipotle Mexican Grill, Inc. (I)	725	310,808
Choice Hotels International, Inc. (L)	1,424	61,503
Churchill Downs, Inc.	397	34,348
Chuy’s Holdings, Inc. (I)	342	12,274
Cracker Barrel Old Country Store, Inc.	552	56,988
Darden Restaurants, Inc.	2,975	137,713
Del Frisco’s Restaurant Group, Inc. (I)	469	9,460
Denny’s Corp. (I)	2,764	16,916
DineEquity, Inc.	453	31,257
Domino’s Pizza, Inc.	1,357	92,208
Dover Downs Gaming & Entertainment, Inc.	2,511	3,415
Dunkin’ Brands Group, Inc. (L)	2,413	109,212
Einstein Noah Restaurant Group, Inc.	496	8,591
Famous Dave’s of America, Inc. (I)	354	5,717
Fiesta Restaurant Group, Inc. (I)	516	19,433
Frisch’s Restaurants, Inc.	300	7,239
Hyatt Hotels Corp., Class A (I)	3,785	162,604
Ignite Restaurant Group, Inc. (I)	320	4,966
International Game Technology	6,105	115,568
International Speedway Corp., Class A	1,141	36,854
Interval Leisure Group, Inc.	1,455	34,382
Isle of Capri Casinos, Inc. (I)	996	7,530
Jack in the Box, Inc. (I)	1,138	45,520
Jamba, Inc. (I)	541	7,239
Krispy Kreme Doughnuts, Inc. (I)	1,678	32,453
Las Vegas Sands Corp.	19,254	1,278,851
Life Time Fitness, Inc. (I)(L)	1,011	52,036

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Luby’s, Inc. (I)	958	$6,878
Marcus Corp.	655	9,517
Marriott International, Inc., Class A	7,459	313,726
Marriott Vacations Worldwide Corp. (I)	845	37,180
McDonald’s Corp.	23,311	2,242,751
MGM Resorts International (I)	11,529	235,653
Morgans Hotel Group Company (I)	1,054	8,105
MTR Gaming Group, Inc. (I)	755	3,556
Multimedia Games Holding Company, Inc. (I)	748	25,843
Norwegian Cruise Line Holdings, Ltd. (I)	4,501	138,856
Panera Bread Company, Class A (I)	679	107,642
Papa John’s International, Inc.	556	38,853
Penn National Gaming, Inc. (I)(L)	1,750	96,880
Pinnacle Entertainment, Inc. (I)	1,364	34,168
Red Robin Gourmet Burgers, Inc. (I)	259	18,415
Rick’s Cabaret International, Inc. (I)	508	5,989
Royal Caribbean Cruises, Ltd.	4,979	190,596
Ruby Tuesday, Inc. (I)	1,530	11,475
Ruth’s Hospitality Group, Inc.	855	10,140
Scientific Games Corp., Class A (I)	2,110	34,119
SeaWorld Entertainment, Inc.	2,092	61,986
SHFL Entertainment, Inc. (I)	1,236	28,428
Six Flags Entertainment Corp.	2,446	82,650
Sonic Corp. (I)	1,609	28,560
Speedway Motorsports, Inc.	1,119	20,030
Starbucks Corp.	17,469	1,344,589
Starwood Hotels & Resorts Worldwide, Inc.	4,568	303,544
Texas Roadhouse, Inc.	1,780	46,778
The Cheesecake Factory, Inc.	1,261	55,421
The Wendy’s Company (L)	9,313	78,974
Town Sports International Holdings, Inc.	871	11,306
Vail Resorts, Inc. (L)	847	58,765
WMS Industries, Inc. (I)	1,247	32,360
Wyndham Worldwide Corp.	3,275	199,677
Wynn Resorts, Ltd.	2,318	366,267
Yum! Brands, Inc.	10,484	748,453

		10,710,110
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	559	9,050
Beazer Homes USA, Inc. (I)(L)	590	10,620
Blyth, Inc.	424	5,864
Cavco Industries, Inc. (I)	228	12,985
CSS Industries, Inc.	310	7,443
D.R. Horton, Inc. (L)	7,504	145,803
Ethan Allen Interiors, Inc. (L)	771	21,488
Furniture Brands International, Inc. (I)	263	84
Harman International Industries, Inc.	1,598	105,836
Helen of Troy, Ltd. (I)	744	32,885
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	16,820
iRobot Corp. (I)	671	25,277
Jarden Corp. (I)	2,752	133,197
KB Home (L)	2,001	36,058
Kid Brands, Inc. (I)	1,087	1,598
La-Z-Boy, Inc.	1,265	28,728
Leggett & Platt, Inc.	3,208	96,721
Lennar Corp., Class A	4,482	158,663
Libbey, Inc. (I)	573	13,626
Lifetime Brands, Inc.	530	8,104
M/I Homes, Inc. (I)	534	11,011
MDC Holdings, Inc.	1,172	35,172
Meritage Homes Corp. (I)	836	35,906
Mohawk Industries, Inc. (I)	1,668	217,257
NACCO Industries, Inc., Class A	208	11,527

352

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	6,596	$181,390
NVR, Inc. (I)	111	102,030
PulteGroup, Inc.	9,052	149,358
Skullcandy, Inc. (I)	724	4,474
Standard Pacific Corp. (I)	4,893	38,704
Taylor Morrison Home Corp., Class A (I)	2,811	63,669
Tempur Sealy International, Inc. (I)	1,438	63,214
The Ryland Group, Inc. (L)	1,096	44,432
Toll Brothers, Inc. (I)	3,880	125,828
TRI Pointe Homes, Inc. (I)(L)	723	10,614
Tupperware Brands Corp.	1,244	107,444
Universal Electronics, Inc. (I)	417	15,025
Whirlpool Corp.	1,824	267,107
William Lyon Homes, Class A (I)	507	10,302

		2,365,314
Internet & Catalog Retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	2,046	10,087
Amazon.com, Inc. (I)	10,629	3,323,051
Blue Nile, Inc. (I)	298	12,197
CafePress, Inc. (I)	462	2,827
Expedia, Inc.	3,102	160,653
Gaiam, Inc., Class A (I)	955	4,785
Groupon, Inc. (I)	15,547	174,282
HomeAway, Inc. (I)(L)	1,918	53,704
HSN, Inc.	1,254	67,239
Liberty Interactive Corp., Series A (I)	12,781	299,970
Liberty Ventures, Series A (I)	726	64,011
Netflix, Inc. (I)	1,307	404,137
Nutrisystem, Inc.	805	11,576
Orbitz Worldwide, Inc. (I)	2,566	24,711
Overstock.com, Inc. (I)	518	15,369
priceline.com, Inc. (I)	1,202	1,215,162
Shutterfly, Inc. (I)(L)	874	48,839
TripAdvisor, Inc. (I)	3,068	232,677
US Auto Parts Network, Inc. (I)	1,067	1,408
ValueVision Media, Inc., Class A (I)	1,151	5,007
Vitacost.com, Inc. (I)(L)	888	7,548

		6,139,240
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	325	18,541
Black Diamond, Inc. (I)(L)	814	9,898
Brunswick Corp.	2,116	84,450
Callaway Golf Company	1,516	10,794
Hasbro, Inc. (L)	2,938	138,497
LeapFrog Enterprises, Inc. (I)(L)	1,585	14,931
Marine Products Corp. (L)	1,228	11,150
Mattel, Inc.	7,949	332,745
Nautilus, Inc. (I)	985	7,112
Polaris Industries, Inc.	1,555	200,875
Smith & Wesson Holding Corp. (I)(L)	1,795	19,727
Sturm Ruger & Company, Inc. (L)	479	30,000

		878,720
Media - 3.7%
AH Belo Corp., Class A	745	5,848
AMC Networks, Inc., Class A (I)	1,696	116,142
Ballantyne Strong, Inc. (I)	629	2,680
Belo Corp., Class A	2,716	37,209
Cablevision Systems Corp., Class A	6,687	112,609
Carmike Cinemas, Inc. (I)	454	10,024
CBS Corp., Class B	14,506	800,151
Charter Communications, Inc., Class A (I)	2,340	315,338

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Cinemark Holdings, Inc.	2,602	$82,587
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	70,176
Comcast Corp., Class A	61,289	2,767,198
Crown Media Holdings, Inc., Class A (I)	6,814	20,987
Cumulus Media, Inc., Class A (I)(L)	3,719	19,711
Digital Generation, Inc. (I)(L)	594	7,680
DIRECTV (I)	13,163	786,489
Discovery Communications, Inc., Class A (I)	5,697	480,941
DISH Network Corp., Class A	10,516	473,325
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	58,315
Entercom
Communications Corp., Class A (I)(L)	1,104	9,693
Entravision Communications Corp., Class A	2,005	11,830
Gannett Company, Inc.	5,296	141,880
Gray Television, Inc. (I)	1,307	10,260
Harte-Hanks, Inc.	1,351	11,929
John Wiley & Sons, Inc., Class A (L)	1,356	64,668
Journal Communications, Inc., Class A (I)	1,689	14,441
Lamar Advertising Company, Class A (I)	2,209	103,889
Liberty Global PLC, Class A (I)	7,798	618,771
Liberty Global PLC, Series C (I)	1,184	89,309
Liberty Media Corp., Series A (I)	2,594	381,707
LIN Media LLC, Class A (I)	1,443	29,278
Lions Gate Entertainment Corp. (I)	3,317	116,261
Live Nation Entertainment, Inc. (I)	4,633	85,942
Loral Space & Communications, Inc.	486	32,917
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,837	6,525
Media General, Inc., Class A (I)	932	13,290
Meredith Corp.	1,013	48,239
Morningstar, Inc.	1,081	85,680
National CineMedia, Inc.	1,133	21,368
News Corp., Class A (I)	13,594	218,320
Nexstar Broadcasting Group, Inc., Class A	731	32,533
Omnicom Group, Inc.	6,092	386,476
ReachLocal, Inc. (I)(L)	903	10,755
Regal Entertainment Group, Class A (L)	3,500	66,430
Rentrak Corp. (I)	448	14,614
Saga Communications, Inc., Class A	110	4,882
Salem Communications Corp., Class A	592	4,902
Scholastic Corp. (L)	703	20,141
Scripps Networks Interactive, Inc., Class A	3,449	269,401
Sinclair Broadcast Group, Inc., Class A	1,969	66,001
Sirius XM Radio, Inc.	148,791	575,821
Starz - Liberty Capital (I)	2,746	77,245
The EW Scripps Company, Class A (I)	1,326	24,332
The Interpublic Group of Companies, Inc.	9,986	171,559
The Madison Square Garden, Inc., Class A (I)	1,739	100,984
The McClatchy Company, Class A (I)	2,673	8,019
The New York Times Company, Class A (L)	3,548	44,598
The Walt Disney Company	41,892	2,701,615
The Washington Post Company, Class B	172	105,152
Thomson Reuters Corp.	18,892	661,409
Time Warner Cable, Inc.	6,857	765,241
Time Warner, Inc.	21,847	1,437,751
Twenty-First Century Fox, Inc., Class A	54,379	1,821,697
Valassis Communications, Inc. (L)	784	22,642
Value Line, Inc.	353	3,117
Viacom, Inc., Class B	11,523	963,092
World Wrestling Entertainment, Inc., Class A	2,108	21,438

		18,665,454

353

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.6%
Big Lots, Inc. (I)	1,333	$49,441
Dillard’s, Inc., Class A	1,068	83,624
Dollar General Corp. (I)	7,694	434,403
Dollar Tree, Inc. (I)	5,307	303,348
Family Dollar Stores, Inc.	2,697	194,238
Fred’s, Inc., Class A	1,098	17,184
Gordmans Stores, Inc.	629	7,076
J.C. Penney Company, Inc. (I)(L)	5,008	44,171
Kohl’s Corp.	5,317	275,155
Macy’s, Inc.	9,091	393,368
Nordstrom, Inc.	4,601	258,576
Saks, Inc. (I)	3,627	57,814
Sears Canada, Inc.	1,086	13,238
Sears Holdings Corp. (I)(L)	2,448	145,999
Target Corp.	15,064	963,795
The Bon-Ton Stores, Inc.	475	5,011
Tuesday Morning Corp. (I)	933	14,247

		3,260,688
Specialty Retail - 2.4%
Aaron’s, Inc.	1,760	48,752
Abercrombie & Fitch Company, Class A (L)	1,885	66,672
Advance Auto Parts, Inc.	1,706	141,052
Aeropostale, Inc. (I)(L)	1,988	18,687
America’s Car-Mart, Inc. (I)	187	8,436
American Eagle Outfitters, Inc.	4,630	64,774
ANN, Inc. (I)	1,028	37,234
Asbury Automotive Group, Inc. (I)	788	41,922
Ascena Retail Group, Inc. (I)	3,646	72,665
AutoNation, Inc. (I)	2,781	145,085
AutoZone, Inc. (I)	867	366,507
Barnes & Noble, Inc. (I)(L)	1,472	19,048
bebe stores, Inc.	1,774	10,804
Bed Bath & Beyond, Inc. (I)	5,206	402,736
Best Buy Company, Inc.	7,968	298,800
Big 5 Sporting Goods Corp.	428	6,882
Brown Shoe Company, Inc.	1,051	24,667
Build-A-Bear Workshop, Inc. (I)	637	4,446
Cabela’s, Inc. (I)(L)	1,645	103,684
CarMax, Inc. (I)	5,227	253,353
Chico’s FAS, Inc.	3,855	64,224
Christopher & Banks Corp. (I)	809	5,833
Citi Trends, Inc. (I)	426	7,446
Coldwater Creek, Inc. (I)	728	1,252
Conn’s, Inc. (I)(L)	772	38,631
CST Brands, Inc. (L)	312	9,298
Destination Maternity Corp.	414	13,165
Dick’s Sporting Goods, Inc.	2,831	151,119
DSW, Inc., Class A	1,018	86,856
Express, Inc. (I)	1,893	44,656
Five Below, Inc. (I)	1,216	53,200
Foot Locker, Inc.	3,503	118,892
Francesca’s Holdings Corp. (I)(L)	1,068	19,908
GameStop Corp., Class A	2,835	140,758
Genesco, Inc. (I)	586	38,430
GNC Holdings, Inc., Class A	2,254	123,136
Group 1 Automotive, Inc.	515	40,005
Guess?, Inc. (L)	1,920	57,312
Haverty Furniture Companies, Inc.	415	10,180
hhgregg, Inc. (I)(L)	733	13,128
Hibbett Sports, Inc. (I)(L)	525	29,479
Jos A. Bank Clothiers, Inc. (I)	653	28,706
Kirkland’s, Inc. (I)	488	8,999
L Brands, Inc.	6,663	407,109

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lithia Motors, Inc., Class A	616	$44,943
Lowe’s Companies, Inc.	25,263	1,202,771
Lumber Liquidators Holdings, Inc. (I)	637	67,936
MarineMax, Inc. (I)	667	8,137
Mattress Firm Holding Corp. (I)	808	25,694
Monro Muffler Brake, Inc.	719	33,426
Murphy USA, Inc. (I)	1,120	45,227
New York & Company, Inc. (I)	1,751	10,121
O’Reilly Automotive, Inc. (I)	2,667	340,283
Office Depot, Inc. (I)	7,232	34,931
OfficeMax, Inc.	2,191	28,023
OSH 1 Liquidating Corp. (I)	114	38
Pacific Sunwear of California, Inc. (I)	2,141	6,423
Penske Automotive Group, Inc.	2,065	88,237
PetSmart, Inc.	2,486	189,582
Pier 1 Imports, Inc.	2,566	50,088
RadioShack Corp. (I)	2,580	8,798
Rent-A-Center, Inc. (L)	1,268	48,311
Restoration Hardware Holdings, Inc. (I)	854	54,101
Ross Stores, Inc.	5,105	371,644
rue21, Inc. (I)	483	19,484
Sally Beauty Holdings, Inc. (I)	4,107	107,439
Sears Hometown and Outlet Stores, Inc. (I)	553	17,558
Select Comfort Corp. (I)(L)	1,360	33,116
Shoe Carnival, Inc.	528	14,261
Signet Jewelers, Ltd.	1,758	125,961
Sonic Automotive, Inc., Class A	1,330	31,654
Stage Stores, Inc. (L)	827	15,878
Staples, Inc.	15,830	231,910
Stein Mart, Inc.	1,168	16,025
Systemax, Inc.	757	7,017
The Buckle, Inc. (L)	1,131	61,131
The Cato Corp., Class A	724	20,258
The Children’s Place Retail Stores, Inc. (I)	485	28,062
The Finish Line, Inc., Class A	1,301	32,356
The Gap, Inc.	11,008	443,402
The Home Depot, Inc.	34,328	2,603,779
The Men’s Wearhouse, Inc.	1,225	41,711
The Pep Boys - Manny, Moe & Jack (I)(L)	1,341	16,722
The Wet Seal, Inc., Class A (I)	2,075	8,155
Tiffany & Company	2,925	224,114
Tilly’s, Inc., Class A (I)	677	9,823
TJX Companies, Inc.	16,863	950,905
Tractor Supply Company	3,256	218,706
TravelCenters of America, LLC (I)	761	5,974
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,445	172,620
Urban Outfitters, Inc. (I)	3,295	121,157
Vitamin Shoppe, Inc. (I)(L)	703	30,756
West Marine, Inc. (I)	659	8,040
Williams-Sonoma, Inc.	2,269	127,518
Zale Corp. (I)	772	11,734
Zumiez, Inc. (I)	769	21,174

		12,085,042
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,370	103,969
Charles & Colvard, Ltd. (I)	983	6,891
Coach, Inc.	6,555	357,444
Columbia Sportswear Company	791	47,642
Crocs, Inc. (I)	2,044	27,819
Culp, Inc.	414	7,746
Deckers Outdoor Corp. (I)(L)	800	52,736
Fifth & Pacific Companies, Inc. (I)	2,803	70,439
Fossil Group, Inc. (I)	1,387	161,225

354

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group, Ltd. (I)	510	$27,841
Hanesbrands, Inc.	2,274	141,693
Iconix Brand Group, Inc. (I)	1,414	46,973
Maidenform Brands, Inc. (I)	602	14,141
Movado Group, Inc.	660	28,875
NIKE, Inc., Class B	20,984	1,524,278
Oxford Industries, Inc. (L)	405	27,532
Perry Ellis International, Inc.	451	8,497
PVH Corp.	1,877	222,781
Quiksilver, Inc. (I)	3,577	25,146
Ralph Lauren Corp.	2,102	346,262
RG Barry Corp.	417	7,885
Rocky Brands, Inc.	382	6,651
Skechers U.S.A., Inc., Class A (I)	1,206	37,519
Steven Madden, Ltd. (I)	1,012	54,476
The Jones Group, Inc.	1,753	26,313
Tumi Holdings, Inc. (I)	1,612	32,482
Under Armour, Inc., Class A (I)(L)	2,444	194,176
Unifi, Inc. (I)	626	14,623
Vera Bradley, Inc. (I)(L)	970	19,943
VF Corp.	2,536	504,791
Wolverine World Wide, Inc. (L)	1,180	68,711

		4,217,500

		66,112,421
Consumer Staples - 8.6%
Beverages - 1.7%
Beam, Inc.	3,697	239,011
Brown-Forman Corp., Class B	4,899	333,769
Coca-Cola Bottling Company Consolidated	249	15,592
Coca-Cola Enterprises, Inc.	6,743	271,136
Constellation Brands, Inc., Class A (I)	4,306	247,164
Craft Brewers Alliance, Inc. (I)	860	11,558
Crimson Wine Group, Ltd. (I)	557	5,319
Dr. Pepper Snapple Group, Inc.	4,825	216,257
MGP Ingredients, Inc.	667	3,495
Molson Coors Brewing Company, Class B	3,685	184,729
Monster Beverage Corp. (I)	3,988	208,373
National Beverage Corp.	1,341	23,950
PepsiCo, Inc.	36,063	2,867,009
Primo Water Corp. (I)	1,119	2,663
The Boston Beer
Company, Inc., Class A (I)(L)	305	74,484
The Coca-Cola Company	103,956	3,937,853
Willamette Valley Vineyards, Inc. (I)	1,099	5,946

		8,648,308
Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	899	66,077
Costco Wholesale Corp.	10,044	1,156,265
CVS Caremark Corp.	28,861	1,637,862
Fairway Group Holdings Corp. (I)(L)	1,029	26,301
Harris Teeter Supermarkets, Inc.	1,170	57,552
Ingles Markets, Inc., Class A	758	21,777
Nash Finch Company	426	11,251
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	496	19,691
Pricesmart, Inc. (L)	723	68,859
Rite Aid Corp. (I)	22,455	106,886
Roundy’s, Inc.	1,073	9,228
Safeway, Inc.	5,492	175,689
Spartan Stores, Inc.	686	15,133
SUPERVALU, Inc. (I)	6,097	50,178

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Susser Holdings Corp. (I)(L)	522	$27,744
Sysco Corp. (L)	13,686	435,625
The Andersons, Inc.	475	33,203
The Chefs’ Warehouse, Inc. (I)	546	12,613
The Fresh Market, Inc. (I)	1,153	54,548
The Kroger Company	12,272	495,052
The Pantry, Inc. (I)	626	6,936
United Natural Foods, Inc. (I)	1,152	77,437
Village Super Market, Inc., Class A	242	9,201
Wal-Mart Stores, Inc.	77,113	5,703,259
Walgreen Company	22,025	1,184,945
Weis Markets, Inc.	672	32,888
Whole Foods Market, Inc.	8,600	503,100

		11,999,300
Food Products - 1.6%
Alico, Inc.	249	10,251
Annie’s, Inc. (I)	365	17,922
Archer-Daniels-Midland Company	15,302	563,726
B&G Foods, Inc.	1,268	43,809
Boulder Brands, Inc. (I)(L)	1,484	23,803
Bunge, Ltd.	3,308	251,110
Cal-Maine Foods, Inc.	631	30,351
Calavo Growers, Inc.	500	15,120
Campbell Soup Company	7,249	295,107
Chiquita Brands International, Inc. (I)	1,173	14,850
ConAgra Foods, Inc.	9,599	291,234
Darling International, Inc. (I)	2,850	60,306
DE Master Blenders 1753 NV (I)	13,981	235,179
Dean Foods Company (I)	2,096	40,453
Diamond Foods, Inc. (I)(L)	559	13,181
Dole Food Company, Inc. (I)	2,197	29,923
Farmer Brothers Company (I)	451	6,792
Flowers Foods, Inc.	4,909	105,249
Fresh Del Monte Produce, Inc.	1,194	35,438
General Mills, Inc.	14,982	717,937
Green Mountain Coffee Roasters, Inc. (I)	3,547	267,196
Hillshire Brands Company	2,796	85,949
Hormel Foods Corp.	6,016	253,394
Ingredion, Inc.	1,762	116,592
J&J Snack Foods Corp.	475	38,342
John B. Sanfilippo & Son, Inc.	335	7,769
Kellogg Company	8,489	498,559
Kraft Foods Group, Inc.	13,754	721,260
Lancaster Colony Corp.	662	51,828
Lifeway Foods, Inc. (L)	675	9,119
Limoneira Company	200	5,136
McCormick & Company, Inc., Non-
Voting Shares	3,022	195,523
Mead Johnson Nutrition Company	4,685	347,908
Mondelez International, Inc., Class A	41,589	1,306,726
Omega Protein Corp. (I)	623	6,336
Pilgrim’s Pride Corp. (I)	6,123	102,805
Pinnacle Foods, Inc.	2,625	69,484
Post Holdings, Inc. (I)	858	34,637
Sanderson Farms, Inc.	556	36,273
Seaboard Corp.	28	76,944
Snyders-Lance, Inc.	1,674	48,295
The Hain Celestial Group, Inc. (I)(L)	1,072	82,673
The Hershey Company	5,182	479,335
The J.M. Smucker Company	2,511	263,755
Tootsie Roll Industries, Inc. (L)	1,362	41,977
TreeHouse Foods, Inc. (I)	857	57,273
Tyson Foods, Inc., Class A	8,331	235,601

355

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
WhiteWave Foods Company, Class A (I)(L)	7,333	$146,440

		8,388,870
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	1,353	9,268
Church & Dwight Company, Inc.	3,178	190,839
Colgate-Palmolive Company	21,748	1,289,656
Energizer Holdings, Inc.	1,475	134,446
Harbinger Group, Inc. (I)	3,397	35,227
Kimberly-Clark Corp.	9,052	852,879
Oil-Dri Corp. of America	272	9,177
Orchids Paper Products Company	291	8,052
The Clorox Company	3,019	246,713
The Procter & Gamble Company	63,910	4,830,957
WD-40 Company	367	23,818

		7,631,032
Personal Products - 0.3%
Avon Products, Inc.	10,120	208,472
Elizabeth Arden, Inc. (I)	729	26,915
Herbalife, Ltd. (L)	2,419	168,774
Inter Parfums, Inc.	827	24,802
Medifast, Inc. (I)	169	4,544
Nature’s Sunshine Products, Inc.	565	10,775
Nu Skin Enterprises, Inc., Class A	1,348	129,058
Prestige Brands Holdings, Inc. (I)	1,278	38,493
Revlon, Inc., Class A (I)	1,331	36,962
Star Scientific, Inc. (I)(L)	4,147	7,921
The Estee Lauder Companies, Inc., Class A	8,998	628,960
The Female Health Company	941	9,288
USANA Health Sciences, Inc. (I)	326	28,294

		1,323,258
Tobacco - 1.2%
Altria Group, Inc.	46,663	1,602,874
Lorillard, Inc.	9,000	403,020
Philip Morris International, Inc.	38,410	3,325,922
Reynolds American, Inc.	12,997	633,994
Universal Corp. (L)	512	26,076
Vector Group, Ltd. (L)	2,066	33,269

		6,025,155

		44,015,923
Energy - 10.1%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (I)	1,533	84,376
Baker Hughes, Inc.	10,255	503,521
Basic Energy Services, Inc. (I)	1,040	13,146
Bristow Group, Inc.	854	62,137
C&J Energy Services, Inc. (I)(L)	1,221	24,518
Cameron International Corp. (I)	5,749	335,569
CARBO Ceramics, Inc. (L)	550	54,511
Compressco Partners LP	407	8,519
Dawson Geophysical Company (I)	235	7,630
Diamond Offshore Drilling, Inc. (L)	3,187	198,614
Dresser-Rand Group, Inc. (I)	1,769	110,386
Dril-Quip, Inc. (I)	937	107,521
Era Group, Inc. (I)	481	13,074
Exterran Holdings, Inc. (I)	1,574	43,395
Exterran Partners LP	1,100	31,988
FMC Technologies, Inc. (I)	5,558	308,024
Forum Energy Technologies, Inc. (I)(L)	2,178	58,828
Geospace Technologies Corp. (I)	318	26,807
Global Geophysical Services, Inc. (I)	769	2,084

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.	473	$11,593
Gulfmark Offshore, Inc., Class A	652	33,180
Halliburton Company	21,737	1,046,637
Helix Energy Solutions Group, Inc. (I)	2,492	63,222
Helmerich & Payne, Inc. (L)	2,486	171,410
Hercules Offshore, Inc. (I)	4,030	29,701
Hornbeck Offshore Services, Inc. (I)	803	46,124
ION Geophysical Corp. (I)(L)	3,857	20,056
Key Energy Services, Inc. (I)	3,596	26,215
Matrix Service Company (I)	756	14,833
McDermott International, Inc. (I)	5,524	41,043
Mitcham Industries, Inc. (I)	331	5,061
Nabors Industries, Ltd.	6,944	111,521
National Oilwell Varco, Inc.	9,948	777,038
Natural Gas Services Group, Inc. (I)	382	10,245
Newpark Resources, Inc. (I)	2,364	29,928
Nuverra Environmental Solutions, Inc. (I)(L)	5,131	11,750
Oceaneering International, Inc.	2,523	204,969
Oil States International, Inc. (I)	1,282	132,636
Parker Drilling Company (I)	3,008	17,146
Patterson-UTI Energy, Inc. (L)	3,410	72,906
PHI, Inc. (I)	416	15,687
Pioneer Energy Services Corp. (I)	1,558	11,701
RigNet, Inc. (I)	370	13,401
Rowan Companies PLC, Class A (I)	2,839	104,248
RPC, Inc. (L)	5,171	79,995
Schlumberger, Ltd.	31,033	2,742,076
SEACOR Holdings, Inc. (L)	481	43,502
Superior Energy Services, Inc. (I)	3,688	92,348
Tesco Corp. (I)	1,032	17,100
TETRA Technologies, Inc. (I)	1,662	20,825
Tidewater, Inc.	1,167	69,191
Unit Corp. (I)	1,166	54,207
USA Compression Partners LP	408	9,719
Vantage Drilling Company (I)	6,701	11,593
Willbros Group, Inc. (I)	715	6,564

		8,164,019
Oil, Gas & Consumable Fuels - 8.5%
Abraxas Petroleum Corp. (I)	2,156	5,541
Alliance Holdings GP LP	1,431	85,688
Alliance Resource Partners LP	837	62,047
Alon USA Energy, Inc.	1,439	14,692
Alon USA Partners LP	1,451	17,905
Alpha Natural Resources, Inc. (I)	5,125	30,545
American Midstream Partners LP	319	6,364
Amyris, Inc. (I)	2,249	5,195
Anadarko Petroleum Corp.	11,698	1,087,797
Apache Corp.	9,119	776,392
Apco Oil and Gas International, Inc. (I)	707	10,082
Approach Resources, Inc. (I)(L)	931	24,467
Arch Coal, Inc. (L)	5,005	20,571
Atlas Energy LP	1,261	68,888
Atlas Pipeline Partners LP	1,749	67,861
Berry Petroleum Company, Class A	1,225	52,834
Bill Barrett Corp. (I)(L)	1,147	28,801
Blueknight Energy Partners LP	1,228	10,082
Boardwalk Pipeline Partners LP	5,601	170,102
Bonanza Creek Energy, Inc. (I)(L)	949	45,799
BP Prudhoe Bay Royalty Trust	494	42,825
BPZ Resources, Inc. (I)(L)	3,316	6,466
BreitBurn Energy Partners LP	2,453	44,963
Buckeye Partners LP	2,105	137,941
Cabot Oil & Gas Corp.	9,838	367,154

356

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Company (I)	905	$4,950
Calumet Specialty Products Partners LP	1,535	41,890
Carrizo Oil & Gas, Inc. (I)(L)	896	33,430
Ceres, Inc. (I)	621	925
Cheniere Energy Partners LP	7,631	201,153
Cheniere Energy, Inc. (I)	5,686	194,120
Chesapeake Energy Corp.	15,582	403,262
Chevron Corp.	45,225	5,494,838
Cimarex Energy Company	2,021	194,824
Clayton Williams Energy, Inc. (I)	273	14,324
Clean Energy Fuels Corp. (I)(L)	1,999	25,547
Cloud Peak Energy, Inc. (I)	1,465	21,492
Cobalt International Energy, Inc. (I)	9,652	239,949
Comstock Resources, Inc.	1,203	19,140
Concho Resources, Inc. (I)	2,442	265,714
ConocoPhillips	28,486	1,980,062
CONSOL Energy, Inc. (L)	5,391	181,407
Contango Oil & Gas Company	361	13,267
Continental Resources, Inc. (I)(L)	4,334	464,865
Crimson Exploration, Inc. (I)	2,053	6,180
Crosstex Energy LP	2,132	42,427
Crosstex Energy, Inc.	1,380	28,828
CVR Refining LP	3,370	84,048
DCP Midstream Partners LP	1,625	80,698
Delek Logistics Partners LP	175	5,353
Delek US Holdings, Inc.	1,438	30,327
Denbury Resources, Inc. (I)	8,963	165,009
Devon Energy Corp.	9,478	547,449
DHT Holdings, Inc.	104	454
Diamondback Energy, Inc. (I)	1,001	42,683
Dorchester Minerals LP	858	20,498
Eagle Rock Energy Partners LP	3,560	25,276
El Paso Pipeline Partners LP	5,058	213,549
Emerald Oil, Inc. (I)	983	7,068
Emerge Energy Services LP	495	15,201
Enbridge Energy Management LLC (I)(L)	1,309	37,673
Enbridge Energy Partners LP	5,863	178,528
Endeavour International Corp. (I)(L)	1,197	6,404
Energen Corp.	1,687	128,870
Energy Transfer Equity LP	6,857	451,053
Energy Transfer Partners LP	8,565	445,980
Energy XXI Bermuda, Ltd.	1,807	54,571
Enterprise Products Partners LP	20,563	1,255,166
EOG Resources, Inc.	6,346	1,074,251
EPL Oil & Gas, Inc. (I)	1,024	38,001
EQT Corp.	3,501	310,609
EQT Midstream Partners LP	338	16,640
EV Energy Partner LP	963	35,718
Evolution Petroleum Corp. (I)	784	8,828
EXCO Resources, Inc. (L)	5,188	34,967
Exxon Mobil Corp.	104,204	8,965,712
Forest Oil Corp. (I)(L)	2,769	16,891
FX Energy, Inc. (I)	1,516	5,215
Gastar Exploration, Ltd. (I)	1,854	7,323
Genesis Energy LP	1,838	92,029
Gevo, Inc. (I)	551	1,058
Global Partners LP	689	23,957
GMX Resources, Inc. (I)	107	25
Goodrich Petroleum Corp. (I)(L)	816	19,821
Green Plains Renewable Energy, Inc.	881	14,140
Gulf Coast Ultra Deep Royalty Trust (I)	4,194	9,143
Gulfport Energy Corp. (I)	1,822	117,227
Halcon Resources Corp. (I)(L)	8,838	39,152

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Hallador Energy Company	476	$3,475
Harvest Natural Resources, Inc. (I)(L)	980	5,243
Hess Corp.	7,986	617,637
Holly Energy Partners LP	1,400	46,298
HollyFrontier Corp. (L)	4,676	196,906
Houston American Energy Corp. (I)	690	200
Hugoton Royalty Trust	1,047	7,821
Hyperdynamics Corp. (I)	479	2,117
Inergy LP (I)	2,953	40,663
Inergy Midstream LP (I)	3,284	72,511
Isramco, Inc. (I)	58	7,189
James River Coal Company (I)	776	1,536
Kinder Morgan Energy Partners LP	7,012	559,768
Kinder Morgan Management LLC (I)	2,752	206,290
Kinder Morgan, Inc.	24,774	881,211
KiOR, Inc., Class A (I)	2,519	7,104
Kodiak Oil & Gas Corp. (I)	6,366	76,774
Laredo Petroleum Holdings, Inc. (I)	2,942	87,319
Legacy Reserves LP	1,288	34,802
Linn Energy LLC	5,438	140,953
LinnCo LLC	735	21,447
Magellan Midstream Partners LP	5,198	293,323
Magnum Hunter Resources Corp. (I)	4,207	25,957
Marathon Oil Corp.	16,457	574,020
Marathon Petroleum Corp.	7,660	492,691
MarkWest Energy Partners LP	3,005	217,051
Martin Midstream Partners LP	708	33,234
Matador Resources Company (I)	1,306	21,327
Memorial Production Partners LP	905	18,860
Mid-Con Energy Partners LP	454	10,615
Midstates Petroleum Company, Inc. (I)(L)	1,497	7,680
Miller Energy Resources, Inc. (I)	1,008	7,318
MPLX LP	1,718	62,604
Murphy Oil Corp.	4,479	270,173
Natural Resource Partners LP	2,561	48,787
Newfield Exploration Company (I)	3,225	88,268
Niska Gas Storage Partners LLC	938	14,492
Noble Energy, Inc.	8,343	559,064
Northern Oil and Gas, Inc. (I)(L)	1,562	22,540
Northern Tier Energy LP	2,078	40,978
NuStar Energy LP	1,800	72,198
NuStar GP Holdings LLC	1,048	23,517
Oasis Petroleum, Inc. (I)	2,168	106,514
Occidental Petroleum Corp.	18,799	1,758,458
Oiltanking Partners LP	945	48,441
ONEOK Partners LP	5,064	268,443
Oxford Resource Partners LP	353	688
PAA Natural Gas Storage LP	1,362	31,721
Pacific Ethanol, Inc. (I)(L)	234	821
Panhandle Oil and Gas, Inc., Class A	319	9,021
PBF Energy, Inc.	875	19,644
PDC Energy, Inc. (I)	764	45,489
Peabody Energy Corp.	6,203	107,002
Penn Virginia Corp. (I)(L)	1,269	8,439
Petroquest Energy, Inc. (I)	1,669	6,693
Phillips 66	14,413	833,360
Pioneer Natural Resources Company	3,189	602,083
Pioneer Southwest Energy Partners LP	963	42,593
Plains All American Pipeline LP	7,606	400,532
PVR Partners LP	2,020	46,702
QEP Resources, Inc.	4,227	117,046
Quicksilver Resources, Inc. (I)(L)	4,280	8,432
Range Resources Corp.	3,803	288,610

357

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Regency Energy Partners LP	4,702	$134,477
Renewable Energy Group, Inc. (I)	739	11,196
Rentech, Inc.	5,518	10,926
Resolute Energy Corp. (I)	1,523	12,732
Rex Energy Corp. (I)	1,454	32,424
Rhino Resource Partners LP	453	5,549
Rose Rock Midstream LP	490	15,656
Rosetta Resources, Inc. (I)	1,418	77,224
Sanchez Energy Corp. (I)	845	22,316
SandRidge Energy, Inc. (I)(L)	11,492	67,343
SandRidge Mississippian Trust	505	6,676
SemGroup Corp., Class A	1,031	58,788
Ship Finance International, Ltd. (L)	1,785	27,257
SM Energy Company	1,515	116,943
Solazyme, Inc. (I)	1,538	16,564
Southcross Energy Partners LP	382	6,418
Southwestern Energy Company (I)	8,185	297,770
Spectra Energy Corp.	15,538	531,866
Spectra Energy Partners LP	2,463	108,076
Stone Energy Corp. (I)	1,123	36,419
Summit Midstream Partners LP	511	17,348
Sunoco Logistics Partners LP	2,383	158,350
Susser Petroleum Partners LP	235	7,078
Swift Energy Company (I)(L)	1,049	11,980
Synergy Resources Corp. (I)	1,625	15,844
Syntroleum Corp. (I)	371	1,710
Tallgrass Energy Partners LP	526	12,256
Targa Resources Corp.	1,000	72,960
Targa Resources Partners LP	2,425	124,815
TC Pipelines LP	1,374	66,914
Teekay Corp.	1,672	71,478
Tesoro Corp.	3,263	143,507
Tesoro Logistics LP	662	38,396
The Williams Companies, Inc.	15,895	577,942
Transmontaigne Partners LP	395	16,088
Triangle Petroleum Corp. (I)	1,436	14,102
Ultra Petroleum Corp. (I)(L)	3,444	70,843
Uranerz Energy Corp. (I)(L)	2,497	2,372
Uranium Energy Corp. (I)(L)	2,161	4,862
Uranium Resources Inc (I)	370	907
US Energy Corp. (I)	1,052	2,220
USEC, Inc. (I)(L)	123	1,294
Vaalco Energy, Inc. (I)	1,471	8,208
Valero Energy Corp.	12,710	434,047
Voc Energy Trust	444	6,953
W&T Offshore, Inc. (L)	1,817	32,197
Warren Resources, Inc. (I)	2,903	8,506
Western Gas Equity Partners LP	4,987	185,467
Western Gas Partners LP	2,545	153,031
Western Refining, Inc. (L)	2,063	61,973
Westmoreland Coal Company (I)	386	5,087
Whiting Petroleum Corp. (I)	2,767	165,605
Williams Partners LP	9,180	485,438
World Fuel Services Corp.	1,687	62,942
WPX Energy, Inc. (I)	4,651	89,578
ZaZa Energy Corp. (I)	2,524	2,903
Zion Oil & Gas, Inc. (I)	1,070	1,819

		43,096,494

		51,260,513
Financials - 16.0%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	1,212	221,360

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
AllianceBernstein Holding LP	2,512	$49,888
American Capital, Ltd. (I)	7,255	99,756
Ameriprise Financial, Inc.	4,837	440,554
Apollo Investment Corp.	4,724	38,501
Arlington Asset Investment Corp., Class A	471	11,200
Artisan Partners Asset Management, Inc.	1,566	81,996
BGC Partners, Inc., Class A	3,928	22,193
BlackRock, Inc.	3,934	1,064,619
Calamos Asset Management, Inc., Class A	741	7,403
Cohen & Steers, Inc. (L)	1,079	38,099
Cowen Group, Inc., Class A (I)	2,816	9,715
Diamond Hill Investment Group, Inc.	144	15,401
E*TRADE Financial Corp. (I)	6,786	111,969
Eaton Vance Corp. (L)	2,797	108,608
Ellington Financial LLC	513	11,527
Evercore Partners, Inc., Class A	790	38,892
FBR & Company (I)	458	12,279
Federated Investors, Inc., Class B (L)	2,358	64,043
Fidus Investment Corp.	587	11,388
Fifth Street Finance Corp.	2,774	28,544
Financial Engines, Inc. (L)	1,195	71,031
Fortress Investment Group LLC, Class A	11,718	93,041
Franklin Resources, Inc.	14,823	749,303
FXCM, Inc., Class A	792	15,642
GAMCO Investors, Inc., Class A	622	47,228
GFI Group, Inc.	2,544	10,049
Gleacher & Company, Inc. (I)	236	3,245
Golub Capital BDC, Inc. (L)	753	13,057
Greenhill & Company, Inc. (L)	703	35,066
Harris & Harris Group, Inc. (I)	1,138	3,414
HFF, Inc., Class A	916	22,946
ICG Group, Inc. (I)	972	13,793
INTL. FCStone, Inc. (I)(L)	429	8,773
Invesco, Ltd.	10,369	330,771
Investment Technology Group, Inc. (I)	961	15,107
Janus Capital Group, Inc. (L)	4,214	35,861
KCG Holdings, Inc., Class A (I)	1,192	10,335
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	7,535
Lazard, Ltd., Class A	2,901	104,494
Legg Mason, Inc. (L)	3,134	104,801
LPL Financial Holdings, Inc.	2,503	95,890
Main Street Capital Corp.	778	23,286
MCG Capital Corp.	2,362	11,904
Medallion Financial Corp.	722	10,743
Morgan Stanley	45,740	1,232,693
New Mountain Finance Corp.	655	9,439
Northern Trust Corp.	5,471	297,568
Oaktree Capital Group LLC	3,465	181,393
Och-Ziff Capital Management
Group LLC, Class A	10,391	114,197
Oppenheimer Holdings, Inc., Class A	428	7,606
Piper Jaffray Companies (I)	361	12,379
Pzena Investment Management, Inc., Class A	1,169	7,926
Raymond James Financial, Inc.	3,206	133,594
RCS Capital Corp.	670	11,202
Safeguard Scientifics, Inc. (I)(L)	700	10,983
SEI Investments Company	4,043	124,969
State Street Corp.	10,875	715,031
Stifel Financial Corp. (I)(L)	1,474	60,758
T. Rowe Price Group, Inc.	6,000	431,580
TD Ameritrade Holding Corp.	12,773	334,397
The Bank of New York Mellon Corp.	27,133	819,145

358

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Blackstone Group LP	12,939	$322,052
The Carlyle Group LP	1,058	27,212
The Charles Schwab Corp.	29,865	631,346
The Goldman Sachs Group, Inc.	10,800	1,708,668
U.S. Global Investors, Inc., Class A	1,559	4,459
Virtus Investment Partners, Inc. (I)	200	32,528
Waddell & Reed Financial, Inc., Class A	1,988	102,342
Walter Investment Management Corp. (I)	792	31,316
Westwood Holdings Group, Inc.	304	14,607
WisdomTree Investments, Inc. (I)	2,912	33,808

		11,738,448
Commercial Banks - 2.9%
1st Source Corp.	730	19,652
American National Bankshares, Inc.	350	8,120
Ameris Bancorp (I)	873	16,046
Ameriserv Financial, Inc.	1,409	4,438
Ames National Corp.	313	7,127
Arrow Financial Corp. (L)	518	13,218
Associated Banc-Corp.	3,794	58,769
Bancfirst Corp.	442	23,899
BancorpSouth, Inc. (L)	2,201	43,888
Bank of Hawaii Corp. (L)	914	49,767
Bank of Kentucky Financial Corp.	298	8,138
Bank of Marin Bancorp, Class A	253	10,512
Bank of the Ozarks, Inc.	848	40,696
BankUnited, Inc.	2,178	67,932
Banner Corp.	543	20,721
Bar Harbor Bankshares	260	9,565
BB&T Corp.	16,144	544,860
BBCN Bancorp, Inc.	1,762	24,245
BCB Bancorp, Inc.	448	4,803
BNC Bancorp	972	12,966
BOK Financial Corp.	1,499	94,962
Boston Private Financial Holdings, Inc.	2,048	22,733
Bridge Bancorp, Inc.	310	6,665
Bridge Capital Holdings (I)	579	9,831
Bryn Mawr Bank Corp.	492	13,269
BSB Bancorp, Inc. (I)	519	7,271
C&F Financial Corp. (L)	168	8,131
Camden National Corp.	265	10,839
CapitalSource, Inc.	4,667	55,444
Cardinal Financial Corp.	805	13,307
Cascade Bancorp (I)	981	5,719
Cathay General Bancorp	1,697	39,659
Center Bancorp, Inc.	959	13,656
Centerstate Banks, Inc.	883	8,547
Central Pacific Financial Corp.	913	16,160
Century Bancorp, Inc., Class A	214	7,133
Chemical Financial Corp.	686	19,153
CIT Group, Inc. (I)	4,633	225,951
Citizens & Northern Corp.	512	10,209
City Holding Company	385	16,647
City National Corp.	1,194	79,592
CNB Financial Corp.	576	9,821
CoBiz Financial, Inc.	1,426	13,775
Columbia Banking System, Inc.	1,166	28,800
Comerica, Inc.	4,409	173,318
Commerce Bancshares, Inc.	1,976	86,569
Community Bank Systems, Inc.	743	25,351
Community Trust Bancorp, Inc.	446	18,103
CommunityOne Bancorp (I)	587	5,800
Cullen/Frost Bankers, Inc. (L)	1,280	90,304
Customers Bancorp, Inc. (I)	519	8,356

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
CVB Financial Corp.	2,517	$34,030
Eagle Bancorp, Inc. (I)	572	16,182
East West Bancorp, Inc.	3,125	99,844
Enterprise Financial Services Corp.	505	8,474
Fidelity Southern Corp.	719	11,029
Fifth Third Bancorp	21,079	380,265
Financial Institutions, Inc.	366	7,488
First BanCorp Puerto Rico (I)	5,138	29,184
First Busey Corp.	2,456	12,796
First Citizens BancShares, Inc., Class A	237	48,727
First Commonwealth Financial Corp. (L)	2,381	18,072
First Community Bancshares, Inc.	550	8,993
First Connecticut Bancorp, Inc.	847	12,451
First Financial Bancorp	1,424	21,602
First Financial Bankshares, Inc. (L)	736	43,292
First Financial Holdings, Inc.	607	33,482
First Horizon National Corp.	5,425	59,621
First Interstate Bancsystem, Inc.	857	20,697
First Merchants Corp.	685	11,871
First Midwest Bancorp, Inc.	1,885	28,482
First NBC Bank Holding Company (I)	340	8,289
First Niagara Financial Group, Inc.	8,115	84,153
First Republic Bank	2,887	134,621
First Security Group, Inc. (I)	2,065	4,295
FirstMerit Corp.	4,075	88,468
Flushing Financial Corp.	852	15,719
FNB Corp. (L)	3,111	37,736
Fulton Financial Corp.	4,295	50,166
German American Bancorp, Inc.	467	11,778
Glacier Bancorp, Inc.	1,642	40,574
Great Southern Bancorp, Inc.	435	12,280
Hampton Roads Bankshares, Inc. (I)	4,502	6,393
Hancock Holding Company	1,962	61,568
Hanmi Financial Corp.	938	15,543
Heartland Financial USA, Inc.	462	12,871
Heritage Commerce Corp.	1,059	8,101
Heritage Financial Corp.	576	8,940
Home BancShares, Inc.	1,276	38,752
Horizon Bancorp	497	11,605
Huntington Bancshares, Inc.	19,533	161,343
Iberiabank Corp.	709	36,776
Independent Bank Corp.- MA (L)	557	19,885
International Bancshares Corp.	1,624	35,127
Investors Bancorp, Inc.	2,672	58,463
KeyCorp	21,796	248,474
Lakeland Bancorp, Inc.	888	9,990
Lakeland Financial Corp.	533	17,402
M&T Bank Corp. (L)	2,896	324,120
MainSource Financial Group, Inc.	673	10,223
MB Financial, Inc.	1,203	33,973
Mercantile Bank Corp.	249	5,423
Merchants Bancshares, Inc.	319	9,235
Metro Bancorp, Inc. (I)	668	14,035
MetroCorp Bancshares, Inc.	897	12,343
MidWestOne Financial Group, Inc.	362	9,307
National Bank Holdings Corp.	1,226	25,182
National Bankshares, Inc. (L)	352	12,633
National Penn Bancshares, Inc.	3,509	35,265
NBT Bancorp, Inc.	1,410	32,402
Northrim BanCorp, Inc.	305	7,351
Norwood Financial Corp.	117	3,393
OFG Bancorp (L)	1,227	19,865
Old National Bancorp	2,285	32,447

359

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
OmniAmerican Bancorp, Inc. (I)	471	$11,521
Pacific Continental Corp.	917	12,022
Pacific Mercantile Bancorp (I)	547	3,397
PacWest Bancorp (L)	1,224	42,057
Park National Corp.	296	23,408
Penson Worldwide, Inc. (I)	1,757	7
Peoples Bancorp of North Carolina, Inc.	428	5,286
Pinnacle Financial Partners, Inc. (I)	940	28,021
PNC Financial Services Group, Inc.	12,215	884,977
Popular, Inc. (I)	2,284	59,909
Preferred Bank (I)	590	10,496
PrivateBancorp, Inc.	1,746	37,364
Prosperity Bancshares, Inc. (L)	1,261	77,980
Regions Financial Corp.	32,923	304,867
Renasant Corp.	644	17,497
Republic Bancorp, Inc., Class A (L)	553	15,235
S&T Bancorp, Inc.	834	20,199
Sandy Spring Bancorp, Inc.	744	17,305
Signature Bank (I)	1,039	95,089
Simmons First National Corp., Class A	567	17,628
Southside Bancshares, Inc. (L)	554	14,858
Southwest Bancorp, Inc. (I)	628	9,301
State Bank Financial Corp.	857	13,601
StellarOne Corp.	688	15,480
Sterling Bancorp	1,021	14,018
Sterling Financial Corp.	1,391	39,852
Suffolk Bancorp (I)	361	6,397
Sun Bancorp, Inc. (I)	3,025	11,586
SunTrust Banks, Inc.	12,522	405,963
Susquehanna Bancshares, Inc.	4,360	54,718
SVB Financial Group (I)	1,022	88,270
SY Bancorp, Inc.	570	16,148
Synovus Financial Corp.	19,112	63,070
Taylor Capital Group, Inc. (I)	701	15,527
TCF Financial Corp.	3,834	54,750
Texas Capital Bancshares, Inc. (I)	906	41,649
The Bancorp, Inc. (I)	1,064	18,854
The First of Long Island Corp.	401	15,579
Tompkins Financial Corp.	129	5,962
TowneBank (L)	974	14,045
Trico Bancshares	463	10,547
Tristate Capital Holdings, Inc. (I)(L)	631	8,134
Trustmark Corp.	1,569	40,166
U.S. Bancorp	43,428	1,588,596
UMB Financial Corp.	845	45,917
Umpqua Holdings Corp. (L)	2,511	40,728
Union First Market Bankshares Corp.	784	18,322
United Bankshares, Inc. (L)	1,203	34,863
United Community Banks, Inc. (I)	1,301	19,515
Unity Bancorp, Inc.	643	4,797
Univest Corp. of Pennsylvania	654	12,328
Valley National Bancorp (L)	4,698	46,745
ViewPoint Financial Group	889	18,376
Virginia Commerce Bancorp, Inc. (I)	830	12,890
Washington Banking Company	539	7,578
Washington Trust Bancorp, Inc.	505	15,872
WashingtonFirst Bankshare, Inc. (I)	402	5,226
Webster Financial Corp.	2,088	53,307
Wells Fargo & Company	123,540	5,104,673
WesBanco, Inc.	749	22,268
West Bancorp, Inc.	725	10,005
Westamerica Bancorp. (L)	2,068	102,862
Western Alliance Bancorp (I)	2,136	40,434

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wilshire Bancorp, Inc.	1,518	$12,417
Wintrust Financial Corp. (L)	886	36,388
Zions Bancorporation	4,311	118,208

		14,902,583
Consumer Finance - 0.8%
American Express Company	25,804	1,948,718
Asta Funding, Inc.	606	5,387
Atlanticus Holdings Corp. (I)	1,048	3,878
Capital One Financial Corp.	13,567	932,596
Cash America International, Inc. (L)	711	32,194
Consumer Portfolio Services, Inc. (I)	716	4,246
Credit Acceptance Corp. (I)	508	56,291
DFC Global Corp. (I)	1,023	11,243
Discover Financial Services	11,591	585,809
Encore Capital Group, Inc. (I)(L)	614	28,158
Ezcorp, Inc., Class A (I)	1,228	20,729
First Cash Financial Services, Inc. (I)	673	39,000
Green Dot Corp., Class A (I)	812	21,380
Nelnet, Inc., Class A	1,071	41,180
Portfolio Recovery Associates, Inc. (I)	1,203	72,108
Regional Management Corp. (I)	351	11,162
SLM Corp.	10,572	263,243
The First Marblehead Corp. (I)(L)	3,582	2,937
World Acceptance Corp. (I)	327	29,404

		4,109,663
Diversified Financial Services - 4.1%
Bank of America Corp.	251,815	3,475,047
Berkshire Hathaway, Inc., Class B (I)	57,520	6,529,095
CBOE Holdings, Inc.	1,980	89,555
Citigroup, Inc.	71,050	3,446,636
CME Group, Inc.	7,773	574,269
ING US, Inc.	6,010	175,552
Interactive Brokers Group, Inc., Class A	1,129	21,191
IntercontinentalExchange, Inc. (I)	1,699	308,233
JPMorgan Chase & Company	88,164	4,557,197
KKR Financial Holdings LLC	4,689	48,437
Leucadia National Corp.	8,808	239,930
Life Partners Holdings, Inc.	788	1,734
MarketAxess Holdings, Inc.	867	52,055
Marlin Business Services Corp.	471	11,756
McGraw-Hill Financial, Inc.	6,431	421,809
Moody’s Corp.	5,170	363,606
MSCI, Inc. (I)	2,844	114,499
NewStar Financial, Inc. (I)	1,315	24,025
NYSE Euronext	5,709	239,664
PHH Corp. (I)	1,363	32,358
PICO Holdings, Inc. (I)	659	14,274
The NASDAQ OMX Group, Inc.	3,800	121,942

		20,862,864
Insurance - 2.6%
Aflac, Inc.	10,800	669,492
Alleghany Corp. (I)	392	160,583
American Equity Investment Life
Holding Company (L)	1,602	33,994
American Financial Group, Inc.	2,116	114,391
American International Group, Inc.	34,696	1,687,266
American National Insurance Company	628	61,569
American Safety Insurance Holdings, Ltd. (I)	416	12,563
AMERISAFE, Inc.	520	18,465
Amtrust Financial Services, Inc. (L)	1,771	69,175
Arch Capital Group, Ltd. (I)(L)	2,944	159,359

360

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	719	$30,831
Arthur J. Gallagher & Company	2,780	121,347
Aspen Insurance Holdings, Ltd.	1,667	60,495
Assurant, Inc.	1,845	99,815
Assured Guaranty, Ltd.	4,471	83,831
Axis Capital Holdings, Ltd.	2,777	120,272
Baldwin & Lyons, Inc., Class B	491	11,971
Brown & Brown, Inc.	3,219	103,330
Cincinnati Financial Corp.	3,708	174,869
Citizens, Inc. (I)	1,632	14,100
CNA Financial Corp.	6,192	236,411
CNO Financial Group, Inc.	5,119	73,714
Donegal Group, Inc., Class A	853	11,933
eHealth, Inc. (I)	514	16,582
EMC Insurance Group, Inc.	433	13,068
Employers Holdings, Inc.	815	24,238
Endurance Specialty Holdings, Ltd.	803	43,137
Enstar Group, Ltd. (I)	327	44,668
Erie Indemnity Company, Class A	1,067	77,325
Everest Re Group, Ltd.	1,136	165,186
FBL Financial Group, Inc., Class A	556	24,964
Fidelity National Financial, Inc., Class A	5,254	139,756
First American Financial Corp.	2,568	62,531
Genworth Financial, Inc., Class A (I)	11,569	147,968
Hallmark Financial Services, Inc. (I)	766	6,794
Hartford Financial Services Group, Inc.	10,608	330,121
HCC Insurance Holdings, Inc.	2,227	97,587
Hilltop Holdings, Inc. (I)	1,906	35,261
Horace Mann Educators Corp.	1,069	30,338
Infinity Property & Casualty Corp.	164	10,594
Kansas City Life Insurance Company	321	14,195
Kemper Corp.	1,243	41,765
Lincoln National Corp.	6,419	269,534
Loews Corp.	9,102	425,427
Maiden Holdings, Ltd.	1,994	23,549
Markel Corp. (I)	307	158,955
Marsh & McLennan Companies, Inc.	12,612	549,253
MBIA, Inc. (I)	4,550	46,547
Meadowbrook Insurance Group, Inc.	1,157	7,521
Mercury General Corp.	1,321	63,818
MetLife, Inc.	25,467	1,195,676
Montpelier Re Holdings, Ltd.	1,358	35,376
National Interstate Corp.	564	15,685
National Western Life Insurance
Company, Class A	101	20,379
Old Republic International Corp.	5,998	92,369
OneBeacon Insurance Group, Ltd., Class A	2,540	37,490
PartnerRe, Ltd.	1,387	126,966
Platinum Underwriters Holdings, Ltd.	551	32,911
Primerica, Inc.	1,482	59,784
Principal Financial Group, Inc.	6,776	290,148
ProAssurance Corp.	1,330	59,930
Protective Life Corp.	1,722	73,271
Prudential Financial, Inc.	10,844	845,615
Reinsurance Group of America, Inc.	1,702	114,017
RenaissanceRe Holdings, Ltd.	1,069	96,777
RLI Corp.	546	47,731
Safety Insurance Group, Inc.	412	21,824
Selective Insurance Group, Inc. (L)	1,417	34,717
StanCorp Financial Group, Inc. (L)	1,053	57,936
State Auto Financial Corp.	1,117	23,390
Stewart Information Services Corp. (L)	519	16,603
Symetra Financial Corp.	2,961	52,765

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	10,738	$542,806
The Chubb Corp.	6,166	550,377
The Hanover Insurance Group, Inc.	1,079	59,690
The Navigators Group, Inc. (I)	349	20,162
The Phoenix Companies, Inc. (I)	126	4,872
The Progressive Corp.	14,136	384,923
The Travelers Companies, Inc.	8,905	754,877
Torchmark Corp.	2,110	152,659
Tower Group International, Ltd. (L)	432	3,024
United Fire Group, Inc.	746	22,731
Unum Group	6,398	194,755
Validus Holdings, Ltd.	2,280	84,314
W.R. Berkley Corp.	3,166	135,695
White Mountains Insurance Group, Ltd.	143	81,170

		13,343,873
Real Estate Investment Trusts - 2.8%
Acadia Realty Trust	1,324	32,676
AG Mortgage Investment Trust, Inc.	587	9,756
Agree Realty Corp.	434	13,098
Alexander’s, Inc.	119	34,048
Alexandria Real Estate Equities, Inc.	1,629	104,012
American Assets Trust, Inc.	957	29,198
American Campus Communities, Inc.	2,486	84,897
American Capital Agency Corp.	9,143	206,358
American Realty Capital Properties, Inc.	4,524	55,193
American Residential Properties, Inc. (I)	781	13,753
Annaly Capital Management, Inc.	22,383	259,195
Anworth Mortgage Asset Corp.	3,235	15,625
Apartment Investment & Management
Company, Class A	3,473	97,036
Apollo Commercial Real Estate Finance, Inc.	817	12,476
Apollo Residential Mortgage, Inc.	567	8,273
Ares Commercial Real Estate Corp.	688	8,552
ARMOUR Residential REIT, Inc.	8,542	35,876
Ashford Hospitality Trust, Inc.	1,677	20,694
Associated Estates Realty Corp.	1,316	19,622
AvalonBay Communities, Inc.	3,004	381,778
Aviv REIT, Inc.	1,192	27,178
BioMed Realty Trust, Inc.	4,421	82,186
Blackstone Mortgage Trust, Inc., Class A	606	15,265
Boston Properties, Inc.	3,523	376,609
Brandywine Realty Trust	3,867	50,967
BRE Properties, Inc.	1,773	89,997
BRT Realty Trust (I)	597	4,275
Camden Property Trust	2,001	122,941
Campus Crest Communities, Inc.	1,436	15,509
CapLease, Inc.	1,672	14,195
Capstead Mortgage Corp.	2,151	25,317
CBL & Associates Properties, Inc.	3,885	74,204
Cedar Realty Trust, Inc.	2,411	12,489
Chatham Lodging Trust	582	10,395
Chesapeake Lodging Trust	1,244	29,284
Chimera Investment Corp.	23,852	72,510
Colonial Properties Trust	2,110	47,454
Colony Financial, Inc.	1,501	29,990
CommonWealth REIT	2,663	58,346
Coresite Realty Corp.	596	20,228
Corporate Office Properties Trust	2,061	47,609
Corrections Corp. of America	2,600	89,830
Cousins Properties, Inc.	2,692	27,701
CubeSmart	3,244	57,873
CyrusOne, Inc.	475	9,016
CYS Investments, Inc.	3,822	31,073

361

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
DCT Industrial Trust, Inc.	7,120	$51,193
DDR Corp.	8,349	131,163
DiamondRock Hospitality Company	4,392	46,863
Digital Realty Trust, Inc.	3,001	159,353
Douglas Emmett, Inc.	3,392	79,610
Duke Realty Corp.	7,645	118,039
DuPont Fabros Technology, Inc.	1,429	36,825
Dynex Capital, Inc.	1,357	11,901
EastGroup Properties, Inc.	693	41,033
Education Realty Trust, Inc.	2,684	24,424
EPR Properties	1,086	52,932
Equity Lifestyle Properties, Inc.	1,900	64,923
Equity One, Inc.	2,788	60,946
Equity Residential	8,407	450,363
Essex Property Trust, Inc.	871	128,647
Excel Trust, Inc.	1,172	14,064
Extra Space Storage, Inc.	2,555	116,891
Federal Realty Investment Trust	1,501	152,276
FelCor Lodging Trust, Inc. (I)	3,275	20,174
First Industrial Realty Trust, Inc.	2,643	43,002
First Potomac Realty Trust	1,455	18,289
Franklin Street Properties Corp.	2,442	31,111
General Growth Properties, Inc.	22,670	437,304
Getty Realty Corp.	779	15,136
Gladstone Commercial Corp.	527	9,465
Glimcher Realty Trust	3,588	34,983
Government Properties Income Trust	1,296	31,013
Hatteras Financial Corp.	2,240	41,910
HCP, Inc.	10,585	433,456
Health Care REIT, Inc.	6,574	410,086
Healthcare Realty Trust, Inc.	2,197	50,773
Healthcare Trust of America, Inc.	5,457	57,408
Hersha Hospitality Trust	5,138	28,721
Highwoods Properties, Inc.	1,910	67,442
Home Properties, Inc.	1,200	69,300
Hospitality Properties Trust	3,269	92,513
Host Hotels & Resorts, Inc.	17,416	307,741
Hudson Pacific Properties, Inc.	1,486	28,903
Inland Real Estate Corp.	2,441	24,971
Invesco Mortgage Capital, Inc.	2,959	45,539
Investors Real Estate Trust	2,602	21,467
iStar Financial, Inc. (I)	1,937	23,321
Kilroy Realty Corp.	1,781	88,961
Kimco Realty Corp.	9,597	193,667
Kite Realty Group Trust	2,402	14,244
LaSalle Hotel Properties	2,266	64,626
Lexington Realty Trust	5,136	57,677
Liberty Property Trust	2,844	101,246
LTC Properties, Inc.	822	31,220
Mack-Cali Realty Corp.	2,086	45,767
Medical Properties Trust, Inc.	3,537	43,045
MFA Financial, Inc.	8,317	61,962
Mid-America Apartment Communities, Inc.	1,021	63,813
Monmouth Real Estate
Investment Corp., Class A	1,202	10,902
MPG Office Trust, Inc. (I)	2,322	7,268
National Health Investments, Inc.	635	36,125
National Retail Properties, Inc.	2,751	87,537
New Residential Investment Corp.	6,039	39,978
New York Mortgage Trust, Inc.	1,540	9,625
Newcastle Investment Corp.	6,572	36,935
NorthStar Realty Finance Corp.	4,712	43,727
Omega Healthcare Investors, Inc.	2,701	80,679

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
One Liberty Properties, Inc.	554	$11,235
Parkway Properties, Inc.	1,707	30,333
Pebblebrook Hotel Trust	1,424	40,883
Pennsylvania Real Estate Investment Trust	1,631	30,500
PennyMac Mortgage Investment Trust	1,188	26,944
Piedmont Office Realty Trust, Inc., Class A	3,947	68,520
Plum Creek Timber Company, Inc.	3,813	178,563
PMC Commercial Trust	406	3,601
Post Properties, Inc.	1,263	56,860
Potlatch Corp.	951	37,736
Prologis, Inc.	11,682	439,477
PS Business Parks, Inc.	556	41,489
Public Storage	3,984	639,631
RAIT Financial Trust	1,551	10,981
Ramco-Gershenson Properties Trust	1,184	18,245
Rayonier, Inc.	2,859	159,103
Realty Income Corp.	4,564	181,419
Redwood Trust, Inc.	1,816	35,757
Regency Centers Corp.	2,143	103,614
Resource Capital Corp.	2,309	13,715
Retail Opportunity Investments Corp.	1,265	17,482
Retail Properties of America, Inc., Class A	5,457	75,034
RLJ Lodging Trust	2,872	67,463
Rouse Properties, Inc.	1,216	25,025
Ryman Hospitality Properties	1,232	42,516
Sabra Health Care REIT, Inc.	982	22,596
Saul Centers, Inc.	524	24,235
Select Income REIT	1,120	28,896
Senior Housing Properties Trust	4,362	101,809
Silver Bay Realty Trust Corp.	1,100	17,226
Simon Property Group, Inc.	7,234	1,072,296
SL Green Realty Corp.	2,123	188,607
Sovran Self Storage, Inc.	710	53,733
Spirit Realty Capital, Inc.	3,859	35,426
STAG Industrial, Inc.	933	18,772
Starwood Property Trust, Inc.	3,786	90,750
Strategic Hotels & Resorts, Inc. (I)	4,829	41,916
Summit Hotel Properties, Inc.	1,323	12,158
Sun Communities, Inc.	879	37,463
Sunstone Hotel Investors, Inc.	3,914	49,864
Tanger Factory Outlet Centers	2,168	70,785
Taubman Centers, Inc.	1,475	99,282
Terreno Realty Corp.	685	12,166
The Geo Group, Inc.	1,733	57,622
The Macerich Company	3,216	181,511
Two Harbors Investment Corp.	8,041	78,078
UDR, Inc.	5,913	140,138
UMH Properties, Inc.	888	8,818
Universal Health Realty Income Trust	329	13,775
Urstadt Biddle Properties, Inc.	242	4,162
Urstadt Biddle Properties, Inc., Class A	886	17,614
Ventas, Inc.	6,852	421,398
Vornado Realty Trust	4,355	366,081
Washington Real Estate Investment Trust	1,560	39,421
Weingarten Realty Investors	2,862	83,942
Western Asset Mortgage Capital Corp.	186	2,974
Weyerhaeuser Company	12,756	365,204
Whitestone REIT	479	7,056
Winthrop Realty Trust	996	11,105
WP Carey, Inc.	1,595	103,197

		14,325,237
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (I)	1,025	36,921

362

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Altisource Asset Management Corp. (I)	56	$29,427
Altisource Residential Corp., Class B	611	14,041
American Spectrum Realty, Inc. (I)	265	527
AV Homes, Inc. (I)	578	10,092
Brookfield Office Properties Corp.	11,409	217,570
CBRE Group, Inc., Class A (I)	7,722	178,610
Consolidated-Tomoka Land Company	311	11,970
Forest City Enterprises, Inc., Class A (I)	4,600	87,124
Forestar Group, Inc. (I)	777	16,729
Jones Lang LaSalle, Inc.	1,021	89,133
Kennedy-Wilson Holdings, Inc.	1,818	33,742
Tejon Ranch Company (I)	488	15,050
The Howard Hughes Corp. (I)	917	103,043
The St. Joe Company (I)(L)	2,200	43,164
Thomas Properties Group, Inc.	1,457	9,791

		896,934
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	2,156	26,821
Bank Mutual Corp.	1,528	9,581
BankFinancial Corp.	831	7,413
BBX Capital Corp., Class A (I)	425	6,107
Beneficial Mutual Bancorp, Inc. (I)	1,922	19,162
Berkshire Hills Bancorp, Inc.	656	16,472
BofI Holding, Inc. (I)	329	21,339
Brookline Bancorp, Inc.	1,601	15,065
Cape Bancorp, Inc.	900	8,244
Capitol Federal Financial, Inc.	3,236	40,223
Chicopee Bancorp, Inc.	261	4,596
Clifton Savings Bancorp, Inc.	529	6,554
Dime Community Bancshares, Inc.	830	13,820
Doral Financial Corp. (I)	195	3,721
ESB Financial Corp.	770	9,818
EverBank Financial Corp.	2,679	40,131
Federal Agricultural Mortgage Corp., Class C	323	10,782
Federal Home Loan Mortgage Corp. (I)	15,087	19,010
Federal National Mortgage Association (I)(L)	27,693	36,278
First Defiance Financial Corp.	319	7,461
First Financial Northwest, Inc.	873	9,105
Flagstar Bancorp, Inc. (I)	1,172	17,299
Fox Chase Bancorp, Inc.	564	9,814
Franklin Financial Corp.	539	10,219
Hampden Bancorp, Inc.	343	5,488
Heritage Financial Group, Inc.	505	8,797
HomeStreet, Inc.	394	7,604
Hudson City Bancorp, Inc.	12,343	111,704
IMPAC Mortgage Holdings, Inc. (I)	266	2,532
Kearny Financial Corp. (I)	1,615	16,505
Meridian Interstate Bancorp, Inc. (I)	515	11,222
MGIC Investment Corp. (I)	8,139	59,252
NASB Financial, Inc. (I)(L)	241	6,611
New York Community Bancorp, Inc.	10,122	152,943
Northfield Bancorp, Inc.	1,491	18,101
Northwest Bancshares, Inc.	1,984	26,228
Ocean Shore Holding Company	528	7,730
OceanFirst Financial Corp.	794	13,427
Ocwen Financial Corp. (I)	3,104	173,110
Oritani Financial Corp.	1,190	19,587
People’s United Financial, Inc. (L)	8,054	115,817
Provident Financial Holdings, Inc.	475	7,890
Provident Financial Services, Inc.	1,435	23,261
Provident New York Bancorp	1,226	13,351
Radian Group, Inc. (L)	4,123	57,433
Rockville Financial, Inc.	992	12,896

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Roma Financial Corp. (I)	941	$17,493
Security National Financial Corp. (I)	420	2,545
SI Financial Group, Inc.	581	6,594
Teche Holding Company	194	8,862
Territorial Bancorp, Inc.	483	10,612
TFS Financial Corp. (I)	7,160	85,705
Timberland Bancorp, Inc.	608	5,472
Tree.com, Inc.	454	11,922
TrustCo Bank Corp.	2,990	17,820
Walker & Dunlop, Inc. (I)	894	14,224
Washington Federal, Inc.	2,029	41,960
Waterstone Financial, Inc. (I)	833	8,455
Westfield Financial, Inc.	1,133	7,999
WSFS Financial Corp.	229	13,797

		1,493,984

		81,673,586
Health Care - 11.1%
Biotechnology - 2.4%
Aastrom Biosciences Inc (I)	3,164	876
ACADIA Pharmaceuticals, Inc. (I)(L)	2,048	56,259
Achillion Pharmaceuticals, Inc. (I)(L)	1,982	5,986
Acorda Therapeutics, Inc. (I)	997	34,177
Aegerion Pharmaceuticals, Inc. (I)	693	59,397
Affymax, Inc. (I)	914	1,243
Agenus, Inc. (I)(L)	742	2,055
Alexion Pharmaceuticals, Inc. (I)	4,538	527,134
Alkermes PLC (I)	3,094	104,020
Alnylam Pharmaceuticals, Inc. (I)	1,463	93,647
AMAG Pharmaceuticals, Inc. (I)	504	10,826
Amgen, Inc.	17,622	1,972,607
Amicus Therapeutics, Inc. (I)	2,133	4,949
Anacor Pharmaceuticals, Inc. (I)(L)	1,512	16,057
Anthera Pharmaceuticals, Inc. (I)	121	486
Arena Pharmaceuticals, Inc. (I)(L)	4,811	25,354
Ariad Pharmaceuticals, Inc. (I)(L)	4,350	80,040
Arqule, Inc. (I)	1,903	4,434
Array BioPharma, Inc. (I)	2,419	15,046
Astex Pharmaceuticals (I)	2,106	17,859
AVEO Pharmaceuticals, Inc. (I)	937	1,940
BioCryst Pharmaceuticals, Inc. (I)	1,345	9,792
Biogen Idec, Inc. (I)	5,533	1,332,125
BioMarin Pharmaceutical, Inc. (I)	3,224	232,837
Biospecifics Technologies Corp. (I)	213	4,147
Biota Pharmaceuticals, Inc.	370	1,547
Cel-Sci Corp. (I)	923	1,569
Celgene Corp. (I)	9,813	1,510,515
Cell Therapeutics, Inc. (I)(L)	3,833	6,286
Celldex Therapeutics, Inc. (I)(L)	2,007	71,108
Celsion Corp. (I)	529	608
Cepheid, Inc. (I)(L)	1,626	63,479
Chelsea Therapeutics International, Ltd. (I)	1,686	5,075
ChemoCentryx, Inc. (I)(L)	1,019	5,666
Chimerix, Inc. (I)(L)	598	13,144
Clovis Oncology, Inc. (I)	693	42,121
Codexis, Inc. (I)	682	1,200
Coronado Biosciences, Inc. (I)	808	5,672
Cubist Pharmaceuticals, Inc. (I)	1,531	97,295
Curis, Inc. (I)(L)	1,723	7,685
Cyclacel Pharmaceuticals, Inc. (I)(L)	637	2,720
Cytokinetics, Inc. (I)(L)	592	4,493
Cytomedix, Inc. (I)	2,220	888
Cytori Therapeutics, Inc. (I)	1,530	3,565

363

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
CytRx Corp. (I)	916	$2,959
Dendreon Corp. (I)(L)	3,465	10,152
Discovery Laboratories, Inc. (I)	1,667	3,267
Durata Therapeutics, Inc. (I)(L)	473	4,276
Dyax Corp. (I)	2,717	18,639
Dynavax Technologies Corp. (I)	3,740	4,488
Emergent Biosolutions, Inc. (I)	908	17,297
Enzon Pharmaceuticals, Inc. (L)	1,758	2,953
Epizyme, Inc. (I)(L)	647	25,964
Exact Sciences Corp. (I)(L)	1,523	17,987
Exelixis, Inc. (I)(L)	4,652	27,075
Galena Biopharma, Inc. (I)	2,532	5,748
Genomic Health, Inc. (I)(L)	747	22,843
Geron Corp. (I)	2,658	8,904
Gilead Sciences, Inc. (I)	35,579	2,235,784
GTx, Inc. (I)(L)	1,712	3,441
Halozyme Therapeutics, Inc. (I)(L)	2,595	28,649
Hyperion Therapeutics, Inc. (I)(L)	371	9,694
Idenix Pharmaceuticals, Inc. (I)(L)	3,321	17,302
Idera Pharmaceuticals, Inc. (I)	1,889	3,287
ImmunoCellular Therapeutics, Ltd. (I)(L)	2,073	5,328
Immunogen, Inc. (I)(L)	1,931	32,866
Immunomedics, Inc. (I)(L)	2,223	13,760
Incyte Corp. (I)	3,248	123,911
Infinity Pharmaceuticals, Inc. (I)	1,260	21,987
Inovio Biomedical Corp. (I)(L)	5,857	12,124
Insmed, Inc. (I)	734	11,458
Insys Therapeutics, Inc. (I)(L)	526	18,405
Intercept Pharmaceuticals, Inc. (I)	438	30,235
InterMune, Inc. (I)	2,063	31,708
Ironwood Pharmaceuticals, Inc. (I)(L)	2,647	31,367
Isis Pharmaceuticals, Inc. (I)(L)	2,614	98,130
Keryx Biopharmaceuticals, Inc. (I)	1,911	19,301
Kythera Biopharmaceuticals, Inc. (I)(L)	413	18,874
Lexicon Pharmaceuticals, Inc. (I)	11,846	28,075
Ligand Pharmaceuticals, Inc., Class B (I)	440	19,043
MannKind Corp. (I)(L)	6,903	39,347
Maxygen, Inc.	1,126	34
Medivation, Inc. (I)	1,732	103,816
Merrimack Pharmaceuticals, Inc. (I)(L)	2,313	8,789
Metabolix, Inc. (I)	824	1,038
Momenta Pharmaceuticals, Inc. (I)	1,128	16,232
Myriad Genetics, Inc. (I)(L)	1,918	45,073
Nanosphere, Inc. (I)(L)	1,542	3,084
Neuralstem, Inc. (I)	3,449	9,347
Neurocrine Biosciences, Inc. (I)	1,654	18,723
NewLink Genetics Corp. (I)(L)	768	14,423
Northwest Biotherapeutics, Inc. (I)	1,270	4,255
Novavax, Inc. (I)	4,882	15,427
NPS Pharmaceuticals, Inc. (I)(L)	2,218	70,555
Omthera Pharmaceuticals, Inc. (I)	598	1,519
OncoGenex Pharmaceuticals, Inc. (I)	486	4,505
Oncothyreon, Inc. (I)(L)	1,961	4,040
Onyx Pharmaceuticals, Inc. (I)	1,691	210,817
Opko Health, Inc. (I)	7,904	69,634
Orexigen Therapeutics, Inc. (I)	2,340	14,368
Osiris Therapeutics, Inc. (I)	1,011	16,823
PDL BioPharma, Inc.	3,179	25,337
Peregrine Pharmaceuticals, Inc. (I)	3,151	4,443
Pharmacyclics, Inc. (I)	1,696	234,760
PharmAthene, Inc. (I)	2,050	4,305
Portola Pharmaceuticals, Inc. (I)	802	21,454
Progenics Pharmaceuticals, Inc. (I)	2,051	10,317

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Protalix BioTherapeutics, Inc. (I)(L)	2,723	$12,335
Raptor Pharmaceutical Corp. (I)	1,261	18,839
Receptos, Inc. (I)	437	11,349
Regeneron Pharmaceuticals, Inc. (I)	2,284	714,595
Regulus Therapeutics, Inc. (I)	769	7,252
Repligen Corp. (I)	1,012	11,223
Rigel Pharmaceuticals, Inc. (I)	2,154	7,711
Sangamo Biosciences, Inc. (I)	1,339	14,033
Sarepta Therapeutics, Inc. (I)(L)	763	36,036
Savient Pharmaceuticals, Inc. (I)	1,834	1,145
Seattle Genetics, Inc. (I)(L)	2,866	125,617
SIGA Technologies, Inc. (I)	1,202	4,616
Spectrum Pharmaceuticals, Inc. (L)	1,314	11,024
Sunesis Pharmaceuticals, Inc. (I)	1,601	7,941
Synageva BioPharma Corp. (I)	653	41,341
Synergy Pharmaceuticals, Inc. (I)	2,510	11,471
Synta Pharmaceuticals Corp. (I)(L)	1,907	12,033
Targacept, Inc. (I)	722	3,834
TESARO, Inc. (I)	769	29,791
Theravance, Inc. (I)(L)	2,289	93,597
Threshold Pharmaceuticals, Inc. (I)	1,171	5,445
Trovagene, Inc. (I)	540	3,877
Unigene Laboratories, Inc. (I)	3,859	3
United Therapeutics Corp. (I)(L)	1,150	90,678
Vanda Pharmaceuticals, Inc. (I)	813	8,919
Verastem, Inc. (I)	579	7,203
Vertex Pharmaceuticals, Inc. (I)	5,173	392,217
XOMA Corp. (I)	2,065	9,251
Zalicus, Inc. (I)	2,383	2,860
ZIOPHARM Oncology, Inc. (I)(L)	2,641	10,432

		12,124,343
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (L)	587	24,713
Abbott Laboratories	36,229	1,202,441
ABIOMED, Inc. (I)	856	16,324
Accuray, Inc. (I)(L)	1,959	14,477
Alere, Inc. (I)	1,898	58,022
Align Technology, Inc. (I)	1,916	92,198
Alphatec Holdings, Inc. (I)	2,105	4,147
Analogic Corp.	318	26,280
AngioDynamics, Inc. (I)	1,074	14,177
Anika Therapeutics, Inc. (I)	307	7,356
Antares Pharma, Inc. (I)(L)	3,213	13,045
ArthroCare Corp. (I)	692	24,621
AtriCure, Inc. (I)	522	5,732
Atrion Corp.	62	16,044
Baxano Surgical, Inc. (I)	1,095	1,522
Baxter International, Inc.	12,628	829,533
Becton, Dickinson and Company	4,592	459,292
Biolase, Inc. (I)	1,219	2,328
Boston Scientific Corp. (I)	32,438	380,822
C.R. Bard, Inc.	1,926	221,875
Cantel Medical Corp.	789	25,130
Cardiovascular Systems, Inc. (I)	601	12,050
CareFusion Corp. (I)	5,094	187,969
Cerus Corp. (I)(L)	1,864	12,507
CONMED Corp.	746	25,357
Cyberonics, Inc. (I)(L)	620	31,459
Cynosure, Inc., Class A (I)	456	10,401
Delcath Systems, Inc. (I)	1,249	409
DENTSPLY International, Inc.	3,312	143,774
DexCom, Inc. (I)	1,694	47,822
Edwards Lifesciences Corp. (I)	2,650	184,520

364

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Endologix, Inc. (I)	1,563	$25,211
EnteroMedics, Inc. (I)	2,044	2,555
Exactech, Inc. (I)	465	9,370
GenMark Diagnostics, Inc. (I)	864	10,498
Globus Medical, Inc., Class A (I)(L)	2,050	35,793
Greatbatch, Inc. (I)	646	21,983
Haemonetics Corp. (I)	1,210	48,255
Hansen Medical, Inc. (I)	1,736	3,107
HeartWare International, Inc. (I)	402	29,430
Hill-Rom Holdings, Inc.	1,350	48,371
Hologic, Inc. (I)	6,281	129,703
ICU Medical, Inc. (I)	360	24,455
IDEXX Laboratories, Inc. (I)(L)	1,307	130,243
Insulet Corp. (I)	1,332	48,272
Integra LifeSciences Holdings Corp. (I)(L)	690	27,773
Intuitive Surgical, Inc. (I)	934	351,436
Invacare Corp.	804	13,885
LeMaitre Vascular, Inc.	746	4,998
MAKO Surgical Corp. (I)(L)	1,016	29,982
Masimo Corp.	1,282	34,152
Medical Action Industries, Inc. (I)	647	4,296
Medtronic, Inc.	23,620	1,257,765
MELA Sciences, Inc. (I)	893	646
Meridian Bioscience, Inc. (L)	1,077	25,471
Merit Medical Systems, Inc. (I)	1,003	12,166
Natus Medical, Inc. (I)	845	11,982
Navidea Biopharmaceuticals, Inc. (I)(L)	3,393	8,991
Neogen Corp. (I)	594	36,068
NuVasive, Inc. (I)	995	24,368
NxStage Medical, Inc. (I)	1,350	17,766
OraSure Technologies, Inc. (I)	1,641	9,862
Orthofix International NV (I)	450	9,387
PhotoMedex, Inc. (I)	575	9,143
Quidel Corp. (I)	889	25,248
ResMed, Inc. (L)	3,239	171,084
RTI Biologics, Inc. (I)	1,955	7,312
Sirona Dental Systems, Inc. (I)	1,226	82,056
Solta Medical, Inc. (I)	2,454	5,104
Spectranetics Corp. (I)	1,076	18,055
St. Jude Medical, Inc.	6,902	370,223
Staar Surgical Company (I)	873	11,820
STERIS Corp.	1,317	56,578
Stryker Corp.	8,748	591,277
SurModics, Inc. (I)	502	11,938
Symmetry Medical, Inc. (I)	1,015	8,282
Synergetics USA, Inc. (I)	781	3,554
Teleflex, Inc.	962	79,153
The Cooper Companies, Inc.	1,122	145,512
Thoratec Corp. (I)	1,365	50,901
Unilife Corp. (I)	1,601	5,315
Uroplasty, Inc. (I)	1,021	3,380
Varian Medical Systems, Inc. (I)(L)	2,544	190,113
Vascular Solutions, Inc. (I)	536	9,005
Volcano Corp. (I)	1,271	30,402
West Pharmaceutical Services, Inc.	1,622	66,745
Wright Medical Group, Inc. (I)	1,188	30,983
Zimmer Holdings, Inc.	4,013	329,628

		8,857,398
Health Care Providers & Services - 2.0%
Acadia Healthcare Company, Inc. (I)	1,128	44,477
Accretive Health, Inc. (I)	2,325	21,204
Addus HomeCare Corp. (I)	245	7,098
Aetna, Inc.	8,882	568,626

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Air Methods Corp. (L)	930	$39,618
Almost Family, Inc.	242	4,702
Amedisys, Inc. (I)(L)	738	12,708
AmerisourceBergen Corp.	5,608	342,649
AMN Healthcare Services, Inc. (I)	1,002	13,788
Amsurg Corp. (I)	790	31,363
Bio-Reference Labs, Inc. (I)(L)	734	21,932
BioScrip, Inc. (I)	1,595	14,004
BioTelemetry, Inc. (I)	1,057	10,475
Brookdale Senior Living, Inc. (I)	2,906	76,428
Capital Senior Living Corp. (I)	703	14,868
Cardinal Health, Inc.	7,854	409,586
Catamaran Corp. (I)	4,728	217,252
Centene Corp. (I)	1,186	75,857
Chemed Corp. (L)	429	30,674
Cigna Corp.	6,621	508,890
Community Health Systems, Inc.	2,187	90,761
Corvel Corp. (I)	664	24,548
DaVita HealthCare Partners, Inc. (I)	4,836	275,168
Emeritus Corp. (I)	1,079	19,994
ExamWorks Group, Inc. (I)	1,017	26,432
Express Scripts Holding Company (I)	19,092	1,179,504
Five Star Quality Care, Inc. (I)	1,369	7,078
Gentiva Health Services, Inc. (I)	809	9,740
Hanger, Inc. (I)	841	28,392
HCA Holdings, Inc.	10,340	442,035
Health Management
Associates, Inc., Class A (I)	6,080	77,824
Health Net, Inc. (I)	1,806	57,250
HealthSouth Corp.	2,130	73,442
Healthways, Inc. (I)	968	17,918
Henry Schein, Inc. (I)	2,015	208,956
Humana, Inc.	3,725	347,654
IPC The Hospitalist Company, Inc. (I)	426	21,730
Kindred Healthcare, Inc.	1,247	16,747
Laboratory Corp. of America Holdings (I)	2,185	216,621
Landauer, Inc.	263	13,479
LCA-Vision, Inc. (I)	715	2,574
LHC Group, Inc. (I)	506	11,871
LifePoint Hospitals, Inc. (I)(L)	1,152	53,718
Magellan Health Services, Inc. (I)	595	35,676
McKesson Corp.	5,420	695,386
MedCath Corp. (I)	613	840
MEDNAX, Inc. (I)	1,135	113,954
Molina Healthcare, Inc. (I)	1,059	37,700
MWI Veterinary Supply, Inc. (I)	319	47,646
National Healthcare Corp.	369	17,443
National Research Corp., Class A (I)	600	11,298
National Research Corp., Class B	298	8,898
Omnicare, Inc. (L)	2,545	141,248
Owens & Minor, Inc. (L)	1,324	45,797
Patterson Companies, Inc.	2,455	98,691
PDI, Inc. (I)	770	3,711
PharMerica Corp. (I)	818	10,855
Quest Diagnostics, Inc. (L)	3,650	225,534
RadNet, Inc. (I)	1,485	3,579
Select Medical Holdings Corp.	3,255	26,268
Skilled Healthcare Group, Inc., Class A (I)	1,126	4,909
Team Health Holdings, Inc. (I)	1,609	61,045
Tenet Healthcare Corp. (I)	2,362	97,291
The Ensign Group, Inc.	547	22,487
The Providence Service Corp. (I)	384	11,017
Triple-S Management Corp., Class B (I)	597	10,979

365

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	23,721	$1,698,661
Universal American Corp.	1,908	14,539
Universal Health Services, Inc., Class B	2,279	170,902
US Physical Therapy, Inc.	377	11,717
Vanguard Health Systems, Inc. (I)	1,912	40,171
VCA Antech, Inc. (I)	2,095	57,529
WellCare Health Plans, Inc. (I)	1,019	71,065
WellPoint, Inc.	7,136	596,641

		10,083,112
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	4,228	62,870
athenahealth, Inc. (I)(L)	854	92,710
Cerner Corp. (I)	7,935	416,984
Computer Programs & Systems, Inc.	275	16,088
Greenway Medical Technologies, Inc. (I)	752	15,529
HealthStream, Inc. (I)	711	26,933
HMS Holdings Corp. (I)(L)	2,028	43,622
MedAssets, Inc. (I)	1,448	36,808
Medidata Solutions, Inc. (I)	654	64,700
Merge Healthcare, Inc. (I)	1,992	5,199
Omnicell, Inc. (I)	725	17,168
Quality Systems, Inc.	1,382	30,031
Vocera Communications, Inc. (I)	551	10,249

		838,891
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (I)	962	12,900
Affymetrix, Inc. (I)(L)	2,012	12,474
Agilent Technologies, Inc.	8,024	411,230
Albany Molecular Research, Inc. (I)	703	9,062
Apricus Biosciences, Inc. (I)	775	1,620
BG Medicine, Inc. (I)	1,563	1,438
Bio-Rad Laboratories, Inc., Class A (I)	662	77,825
Bruker Corp. (I)	3,989	82,373
Cambrex Corp. (I)	678	8,950
Charles River
Laboratories International, Inc. (I)	1,154	53,384
Covance, Inc. (I)	1,248	107,902
Enzo Biochem, Inc. (I)	1,398	3,523
Fluidigm Corp. (I)	639	14,020
Furiex Pharmaceuticals, Inc. (I)	242	10,646
Illumina, Inc. (I)	2,900	234,407
Life Technologies Corp. (I)	3,998	299,170
Luminex Corp. (I)	925	18,500
Mettler-Toledo International, Inc. (I)	711	170,704
Pacific Biosciences of California, Inc. (I)	960	5,309
PAREXEL International Corp. (I)	1,448	72,733
PerkinElmer, Inc.	2,680	101,170
Quintiles Transnational Holdings, Inc. (I)	2,637	118,349
Sequenom, Inc. (I)(L)	2,766	7,385
Techne Corp.	804	64,368
Thermo Fisher Scientific, Inc.	8,395	773,599
Waters Corp. (I)	2,012	213,695

		2,886,736
Pharmaceuticals - 4.3%
AbbVie, Inc.	36,855	1,648,524
Acelrx Pharmaceuticals, Inc. (I)	1,016	10,942
Actavis PLC (I)	3,080	443,520
Acura Pharmaceuticals, Inc. (I)(L)	1,383	2,628
Akorn, Inc. (I)(L)	2,250	44,280
Alexza Pharmaceuticals, Inc. (I)	317	1,623
Alimera Sciences, Inc. (I)	713	2,681

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Allergan, Inc.	7,163	$647,893
Ampio Pharmaceuticals, Inc. (I)	1,153	8,648
ANI Pharmaceuticals, Inc. (I)(L)	74	723
Auxilium Pharmaceuticals, Inc. (I)	1,190	21,694
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	2,804	11,889
BioDelivery Sciences International, Inc. (I)	1,099	5,968
Bristol-Myers Squibb Company	38,590	1,785,945
Cadence Pharmaceuticals, Inc. (I)	2,397	15,125
Cempra, Inc. (I)	651	7,487
Columbia Laboratories, Inc. (I)	351	2,552
Corcept Therapeutics, Inc. (I)	2,007	3,191
Cornerstone Therapeutics, Inc. (I)	761	7,161
Cumberland Pharmaceuticals, Inc. (I)	672	3,044
Depomed, Inc. (I)	1,587	11,871
Durect Corp. (I)	2,824	3,784
Eli Lilly & Company	26,560	1,336,765
Endo Health Solutions, Inc. (I)	2,619	119,007
Endocyte, Inc. (I)(L)	899	11,984
Forest Laboratories, Inc. (I)	6,116	261,704
Hi-Tech Pharmacal Company, Inc.	366	15,793
Horizon Pharma, Inc. (I)	977	3,302
Hospira, Inc. (I)	3,794	148,801
Impax Laboratories, Inc. (I)	1,658	34,006
Johnson & Johnson	65,526	5,680,449
Lannett Company, Inc. (I)	631	13,768
Merck & Company, Inc.	70,362	3,349,935
Mylan, Inc. (I)	9,158	349,561
Nektar Therapeutics (I)	2,587	27,034
Omeros Corp. (I)	1,116	10,881
Optimer Pharmaceuticals, Inc. (I)	1,209	15,233
Pacira Pharmaceuticals, Inc. (I)	778	37,414
Pain Therapeutics, Inc. (I)	1,407	3,827
Pernix Therapeutics Holdings (I)	748	2,042
Perrigo Company	2,143	264,403
Pfizer, Inc.	166,259	4,773,296
Pozen, Inc. (I)	1,227	7,031
Questcor Pharmaceuticals, Inc.	1,339	77,662
Repros Therapeutics, Inc. (I)	538	14,418
Sagent Pharmaceuticals, Inc. (I)	726	14,810
Salix Pharmaceuticals, Ltd. (I)	1,407	94,100
Santarus, Inc. (I)	1,623	36,631
Sciclone Pharmaceuticals, Inc. (I)(L)	1,138	5,770
Sucampo Pharmaceuticals, Inc., Class A (I)	1,511	9,429
Supernus Pharmaceuticals, Inc. (I)	844	6,187
The Medicines Company (I)	1,210	40,559
Transcept Pharmaceuticals, Inc. (I)	476	1,514
Ventrus Biosciences, Inc. (I)	458	1,324
ViroPharma, Inc. (I)	1,671	65,670
Vivus, Inc. (I)(L)	2,325	21,669
XenoPort, Inc. (I)(L)	1,347	7,651
Zoetis, Inc.	11,598	360,930

		21,915,733

		56,706,213
Industrials - 10.2%
Aerospace & Defense - 2.3%
AAR Corp.	1,006	27,494
Aerovironment, Inc. (I)	570	13,167
Alliant Techsystems, Inc.	687	67,024
American Science & Engineering, Inc.	220	13,268
API Technologies Corp. (I)	1,409	4,128
Astronics Corp. (I)	396	19,685
B/E Aerospace, Inc. (I)	2,432	179,530

366

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
CPI Aerostructures, Inc. (I)	277	$3,210
Cubic Corp.	656	35,214
Curtiss-Wright Corp.	1,137	53,394
DigitalGlobe, Inc. (I)	1,782	56,347
Ducommun, Inc. (I)	248	7,113
Engility Holdings, Inc. (I)	390	12,375
Erickson Air-Crane, Inc. (I)	231	3,617
Esterline Technologies Corp. (I)	729	58,240
Exelis, Inc.	4,311	67,726
GenCorp, Inc. (I)(L)	1,536	24,622
General Dynamics Corp.	8,169	714,951
HEICO Corp., Class A	1,272	63,778
Hexcel Corp. (I)	2,343	90,908
Honeywell International, Inc.	18,320	1,521,293
Huntington Ingalls Industries, Inc.	1,174	79,128
Kratos Defense & Security Solutions, Inc. (I)	1,499	12,412
L-3 Communications Holdings, Inc.	2,209	208,751
LMI Aerospace, Inc. (I)	376	5,023
Lockheed Martin Corp.	7,434	948,207
Moog, Inc., Class A (I)	1,069	62,718
National Presto Industries, Inc.	167	11,758
Northrop Grumman Corp.	5,675	540,601
Orbital Sciences Corp. (I)	1,479	31,325
Precision Castparts Corp.	3,396	771,707
Raytheon Company	7,615	586,888
Rockwell Collins, Inc.	3,267	221,699
SIFCO Industries, Inc.	288	5,299
Sparton Corp. (I)	344	8,772
Spirit Aerosystems Holdings, Inc., Class A (I)	3,191	77,350
Sypris Solutions, Inc.	379	1,182
Taser International, Inc. (I)	1,601	23,871
Teledyne Technologies, Inc. (I)	836	71,001
Textron, Inc.	6,428	177,477
The Boeing Company	17,673	2,076,578
The KEYW Holding Corp. (I)	815	10,962
TransDigm Group, Inc.	1,201	166,579
Triumph Group, Inc.	1,147	80,542
United Technologies Corp.	21,388	2,306,054

		11,522,968
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	13,085
Atlas Air Worldwide Holdings, Inc. (I)	649	29,925
C.H. Robinson Worldwide, Inc. (L)	3,702	220,491
Echo Global Logistics, Inc. (I)	676	14,155
Expeditors International of Washington, Inc.	4,831	212,854
FedEx Corp.	7,361	839,964
Forward Air Corp.	684	27,599
Hub Group, Inc., Class A (I)	839	32,914
Park-Ohio Holdings Corp. (I)	343	13,178
United Parcel Service, Inc., Class B	21,997	2,009,866
UTi Worldwide, Inc.	2,522	38,107
XPO Logistics, Inc. (I)(L)	567	12,287

		3,464,425
Airlines - 0.3%
Alaska Air Group, Inc.	1,567	98,126
Allegiant Travel Company	464	48,887
Delta Air Lines, Inc. (L)	19,931	470,172
Hawaiian Holdings, Inc. (I)(L)	1,540	11,458
JetBlue Airways Corp. (I)(L)	6,490	43,223
Republic Airways Holdings, Inc. (I)	1,141	13,578
SkyWest, Inc.	1,088	15,798
Southwest Airlines Company	17,283	251,640

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (I)	1,723	$59,047
United Continental Holdings, Inc. (I)	7,826	240,336
US Airways Group, Inc. (I)(L)	4,117	78,058

		1,330,323
Building Products - 0.2%
AAON, Inc.	966	25,657
American Woodmark Corp. (I)	325	11,261
AO Smith Corp.	2,206	99,711
Apogee Enterprises, Inc.	713	21,162
Armstrong World Industries, Inc. (I)	1,369	75,240
Builders FirstSource, Inc. (I)	2,899	17,046
Fortune Brands Home & Security, Inc.	3,907	162,648
Gibraltar Industries, Inc. (I)	947	13,504
Griffon Corp.	1,661	20,829
Insteel Industries, Inc.	563	9,064
Lennox International, Inc.	1,177	88,581
Masco Corp.	8,300	176,624
NCI Building Systems, Inc. (I)	1,785	22,741
Nortek, Inc. (I)	350	24,049
Owens Corning, Inc. (I)	2,708	102,850
PGT, Inc. (I)	1,559	15,450
Ply Gem Holdings, Inc. (I)	1,531	21,403
Quanex Building Products Corp.	980	18,453
Simpson Manufacturing Company, Inc. (L)	1,094	35,632
Trex Company, Inc. (I)	422	20,902
Universal Forest Products, Inc.	435	18,314
USG Corp. (I)(L)	2,526	72,193

		1,073,314
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,288	34,287
ACCO Brands Corp. (I)	2,455	16,301
ARC Document Solutions, Inc. (I)	873	4,007
Casella Waste Systems, Inc., Class A (I)	1,234	7,096
Cintas Corp.	2,871	146,995
Clean Harbors, Inc. (I)	1,383	81,127
Consolidated Graphics, Inc. (I)	278	15,585
Copart, Inc. (I)	2,964	94,226
Covanta Holding Corp.	3,037	64,931
Deluxe Corp. (L)	1,221	50,867
EnerNOC, Inc. (I)	701	10,508
Ennis, Inc.	718	12,953
Fuel Tech, Inc. (I)	793	3,457
G&K Services, Inc., Class A	454	27,417
Healthcare Services Group, Inc.	1,683	43,354
Heritage-Crystal Clean, Inc. (I)	385	6,938
Herman Miller, Inc.	1,386	40,443
HNI Corp.	1,139	41,209
Hudson Technologies, Inc. (I)(L)	1,078	2,188
InnerWorkings, Inc. (I)	1,268	12,452
Interface, Inc.	1,612	31,982
Intersections, Inc.	680	5,964
Iron Mountain, Inc.	4,363	117,888
KAR Auction Services, Inc.	3,078	86,830
Kimball International, Inc., Class B	1,061	11,766
Knoll, Inc.	1,200	20,328
McGrath RentCorp.	612	21,848
Metalico, Inc. (I)	1,349	1,889
Mine Safety Appliances Company	820	42,320
Mobile Mini, Inc. (I)(L)	1,167	39,748
Multi-Color Corp.	400	13,572
NL Industries, Inc.	1,224	13,892
Performant Financial Corp. (I)	960	10,483

367

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. (L)	4,595	$83,583
Quad/Graphics, Inc. (L)	1,184	35,946
R.R. Donnelley & Sons Company (L)	4,417	69,789
Republic Services, Inc.	8,563	285,662
Rollins, Inc.	3,435	91,062
Schawk, Inc.	698	10,358
Standard Parking Corp. (I)	481	12,934
Steelcase, Inc., Class A	3,134	52,087
Stericycle, Inc. (I)	1,973	227,684
Swisher Hygiene, Inc. (I)	4,502	2,730
Team, Inc. (I)	419	16,655
Tetra Tech, Inc. (I)	1,545	40,000
The ADT Corp.	5,396	219,401
The Brink’s Company	1,094	30,960
TMS International Corp., Class A	1,082	18,870
UniFirst Corp.	424	44,274
United Stationers, Inc.	1,007	43,805
US Ecology, Inc.	556	16,752
Versar, Inc. (I)	1,039	4,301
Viad Corp.	399	9,955
Waste Connections, Inc.	2,839	128,919
Waste Management, Inc.	10,743	443,041

		3,023,619
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,650	82,866
Aegion Corp. (I)	1,004	23,825
Ameresco, Inc., Class A (I)	1,114	11,162
Comfort Systems USA, Inc.	1,123	18,878
Dycom Industries, Inc. (I)	863	24,155
EMCOR Group, Inc.	1,546	60,495
Fluor Corp.	3,857	273,693
Granite Construction, Inc.	951	29,101
Great Lakes Dredge & Dock Corp.	1,351	10,024
Jacobs Engineering Group, Inc. (I)	2,986	173,725
KBR, Inc.	3,378	110,258
Layne Christensen Company (I)	532	10,619
MasTec, Inc. (I)(L)	1,783	54,025
Michael Baker Corp.	258	10,441
MYR Group, Inc. (I)	561	13,632
Northwest Pipe Company (I)	260	8,549
Orion Marine Group, Inc. (I)	763	7,943
Pike Electric Corp.	949	10,743
Primoris Services Corp.	1,267	32,270
Quanta Services, Inc. (I)	4,851	133,451
Sterling Construction Company, Inc. (I)	796	7,363
Tutor Perini Corp. (I)	1,191	25,392
URS Corp.	1,743	93,686

		1,226,296
Electrical Equipment - 0.7%
Active Power, Inc. (I)	864	2,514
Acuity Brands, Inc.	999	91,928
American Superconductor Corp. (I)	1,242	2,906
AMETEK, Inc.	5,655	260,243
AZZ, Inc.	808	33,823
Brady Corp., Class A	1,191	36,326
Broadwind Energy, Inc. (I)	481	3,766
Capstone Turbine Corp. (I)	5,829	6,878
Coleman Cable, Inc.	531	11,209
Eaton Corp. PLC	10,984	756,139
Emerson Electric Company	16,766	1,084,760
Encore Wire Corp.	509	20,075
EnerSys, Inc.	1,186	71,907

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Enphase Energy, Inc. (I)	1,270	$10,338
Espey Manufacturing & Electronics Corp.	162	4,640
Franklin Electric Company, Inc.	1,168	46,019
FuelCell Energy, Inc. (I)(L)	5,660	7,301
General Cable Corp.	1,116	35,433
Global Power Equipment Group, Inc.	225	4,525
GrafTech International, Ltd. (I)(L)	2,967	25,071
Hubbell, Inc., Class B	1,387	145,274
II-VI, Inc. (I)	1,532	28,832
Lighting Science Group Corp. (I)(L)	3,647	1,404
Lime Energy Co. (I)	1,109	543
Polypore International, Inc. (I)(L)	1,089	44,616
Powell Industries, Inc. (I)	280	17,161
Preformed Line Products Company	151	10,861
Regal-Beloit Corp.	1,012	68,745
Revolution Lighting Technologies, Inc. (I)	2,016	5,161
Rockwell Automation, Inc.	3,265	349,159
Roper Industries, Inc.	2,288	304,007
SolarCity Corp. (I)	1,735	60,031
The Babcock & Wilcox Company	2,792	94,146
Thermon Group Holdings, Inc. (I)	760	17,564
Valence Technology, Inc. (I)	5,079	28
Vicor Corp. (I)	1,178	9,636

		3,672,969
Industrial Conglomerates - 1.8%
3M Company	16,040	1,915,336
Carlisle Companies, Inc.	1,464	102,905
Danaher Corp.	16,078	1,114,527
General Electric Company	242,427	5,791,581
Raven Industries, Inc.	906	29,635

		8,953,984
Machinery - 1.9%
Actuant Corp., Class A (L)	1,647	63,969
AGCO Corp.	2,222	134,253
Alamo Group, Inc.	343	16,776
Albany International Corp., Class A	756	27,118
Altra Holdings, Inc.	757	20,371
American Railcar Industries, Inc. (L)	519	20,360
Ampco-Pittsburgh Corp.	317	5,681
Astec Industries, Inc.	567	20,389
Barnes Group, Inc.	1,329	46,409
Blount International, Inc. (I)	1,228	14,871
Briggs & Stratton Corp. (L)	1,078	21,689
Caterpillar, Inc.	15,281	1,273,977
Chart Industries, Inc. (I)	708	87,112
Chicago Rivet & Machine Company	209	6,101
CIRCOR International, Inc.	465	28,914
CLARCOR, Inc.	1,194	66,303
Colfax Corp. (I)	2,329	131,565
Columbus McKinnon Corp. (I)	463	11,126
Commercial Vehicle Group, Inc. (I)	1,067	8,493
Crane Company	1,269	78,259
Cummins, Inc.	4,395	583,964
Deere & Company (L)	8,994	732,022
Donaldson Company, Inc.	3,471	132,349
Douglas Dynamics, Inc.	897	13,213
Dover Corp.	4,223	379,352
Dynamic Materials Corp.	379	8,785
Energy Recovery, Inc. (I)	1,363	9,882
EnPro Industries, Inc. (I)(L)	496	29,864
ESCO Technologies, Inc.	685	22,763
Federal Signal Corp. (I)	1,496	19,254

368

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	1,432	$89,342
FreightCar America, Inc.	399	8,251
Graco, Inc.	1,416	104,869
Graham Corp.	360	13,007
Greenbrier Companies, Inc. (I)	617	15,258
Harsco Corp.	1,823	45,393
Hyster-Yale Materials Handling, Inc.	293	26,273
Hyster-Yale Materials Handling, Inc., Class B	208	18,651
IDEX Corp.	1,962	128,021
Illinois Tool Works, Inc.	10,773	821,657
ITT Corp.	2,155	77,472
John Bean Technologies Corp.	744	18,511
Joy Global, Inc. (L)	2,471	126,120
Kadant, Inc.	356	11,958
Kaydon Corp.	801	28,452
Kennametal, Inc.	1,834	83,630
LB Foster Company, Class A	282	12,899
Lincoln Electric Holdings, Inc.	1,905	126,911
Lindsay Corp.	317	25,874
Lydall, Inc. (I)	557	9,564
Manitex International, Inc. (I)	420	4,591
Meritor, Inc. (I)	2,106	16,553
Middleby Corp. (I)	430	89,831
Miller Industries, Inc.	337	5,722
Mueller Industries, Inc.	641	35,684
Mueller Water Products, Inc., Class A	4,056	32,407
Navistar International Corp. (I)(L)	1,809	65,992
Nordson Corp.	1,439	105,954
Oshkosh Corp. (I)(L)	2,074	101,585
PACCAR, Inc.	8,151	453,685
Pall Corp.	2,659	204,849
Parker Hannifin Corp.	3,461	376,280
Pentair, Ltd.	4,856	315,349
PMFG, Inc. (I)	848	6,275
Proto Labs, Inc. (I)(L)	564	43,084
RBC Bearings, Inc. (I)	550	36,240
Rexnord Corp. (I)	2,268	47,174
Snap-on, Inc.	1,315	130,843
SPX Corp.	1,155	97,759
Standex International Corp.	320	19,008
Stanley Black & Decker, Inc.	3,886	351,955
Sun Hydraulics Corp.	689	24,976
Tecumseh Products Company, Class A (I)	535	4,788
Tennant Company	412	25,544
Terex Corp. (I)	2,504	84,134
The Eastern Company	226	3,654
The ExOne Company (I)(L)	298	12,695
The Gorman-Rupp Company	538	21,585
The LS Starrett Company, Class A	473	5,203
The Manitowoc Company, Inc.	3,212	62,891
The Toro Company	1,333	72,449
Timken Company	2,230	134,692
Titan International, Inc.	1,210	17,714
Trimas Corp. (I)	990	36,927
Trinity Industries, Inc. (L)	1,771	80,315
Twin Disc, Inc. (L)	312	8,153
Valmont Industries, Inc. (L)	632	87,791
Wabash National Corp. (I)	1,473	17,175
WABCO Holdings, Inc. (I)	1,477	124,452
Wabtec Corp.	1,333	83,806
Watts Water Technologies, Inc., Class A	754	42,503
Woodward, Inc.	1,542	62,960
Xerium Technologies, Inc. (I)	324	3,755

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	4,311	$120,406

		9,486,685
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	3,798
Genco Shipping & Trading, Ltd. (I)(L)	955	3,753
Kirby Corp. (I)	1,313	113,640
Matson, Inc.	1,025	26,886
Rand Logistics, Inc. (I)	557	2,718

		150,795
Professional Services - 0.3%
Acacia Research Corp.	1,195	27,557
Barrett Business Services, Inc.	140	9,423
CBIZ, Inc. (I)(L)	1,604	11,934
CDI Corp.	578	8,849
CRA International, Inc. (I)	287	5,344
Equifax, Inc.	2,719	162,732
Exponent, Inc.	362	26,006
Franklin Covey Company (I)	557	9,998
FTI Consulting, Inc. (I)	1,037	39,199
Heidrick & Struggles International, Inc.	459	8,749
Hill International, Inc. (I)	1,724	5,689
Huron Consulting Group, Inc. (I)	570	29,988
ICF International, Inc. (I)	571	20,219
IHS, Inc., Class A (I)	1,496	170,813
Insperity, Inc.	655	24,628
Kelly Services, Inc., Class A	880	17,134
Kforce, Inc.	800	14,152
Korn/Ferry International (I)	1,149	24,589
ManpowerGroup, Inc.	1,845	134,205
Mistras Group, Inc. (I)	687	11,679
Navigant Consulting Company (I)	1,351	20,886
Odyssey Marine Exploration, Inc. (I)(L)	2,604	7,838
On Assignment, Inc. (I)	1,216	40,128
Pendrell Corp. (I)	6,139	11,910
Resources Connection, Inc.	976	13,244
Robert Half International, Inc.	3,317	129,463
RPX Corp. (I)	1,202	21,071
The Advisory Board Company (I)	788	46,870
The Corporate Executive Board Company	764	55,482
The Dolan Company (I)	898	2,029
The Dun & Bradstreet Corp. (L)	1,006	104,473
Towers Watson & Company, Class A	1,624	173,703
TrueBlue, Inc. (I)	918	22,041
Verisk Analytics, Inc., Class A (I)	3,843	249,641
VSE Corp.	167	7,841
WageWorks, Inc. (I)	735	37,081

		1,706,588
Road & Rail - 0.9%
Amerco, Inc.	457	84,147
Arkansas Best Corp.	705	18,097
Avis Budget Group, Inc. (I)	2,532	72,998
Celadon Group, Inc.	717	13,386
Con-way, Inc.	1,284	55,328
CSX Corp.	24,017	618,198
Genesee & Wyoming, Inc., Class A (I)	1,202	111,750
Heartland Express, Inc. (L)	1,982	28,125
Hertz Global Holdings, Inc. (I)	9,553	211,694
J.B. Hunt Transport Services, Inc.	2,715	198,005
Kansas City Southern	2,536	277,337
Knight Transportation, Inc.	1,874	30,958
Landstar System, Inc.	1,058	59,227

369

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Marten Transport, Ltd.	964	$16,533
Norfolk Southern Corp.	7,601	587,937
Old Dominion Freight Line, Inc. (I)	1,973	90,738
Patriot Transportation Holding, Inc. (I)	282	9,540
Providence and Worcester Railroad Company	251	5,063
Roadrunner Transportation Systems, Inc. (I)	815	23,016
Ryder Systems, Inc.	1,195	71,342
Saia, Inc. (I)	643	20,049
Swift Transportation Company (I)	3,346	67,556
Union Pacific Corp.	10,894	1,692,274
Universal Truckload Services, Inc.	735	19,595
USA Truck, Inc. (I)	383	3,432
Werner Enterprises, Inc. (L)	1,617	37,725
YRC Worldwide, Inc. (I)	304	5,132

		4,429,182
Trading Companies & Distributors - 0.3%
Air Lease Corp.	2,268	62,733
Aircastle, Ltd.	1,601	27,873
Applied Industrial Technologies, Inc.	923	47,535
Beacon Roofing Supply, Inc. (I)	1,131	41,700
BlueLinx Holdings, Inc. (I)	1,969	3,840
CAI International, Inc. (I)	572	13,310
DXP Enterprises, Inc. (I)	367	28,982
Edgen Group, Inc. (I)	1,131	8,596
Fastenal Company (L)	6,825	342,956
GATX Corp.	997	47,377
H&E Equipment Services, Inc. (I)	922	24,488
Houston Wire & Cable Company	638	8,594
Kaman Corp.	670	25,366
MRC Global, Inc. (I)	2,326	62,337
MSC Industrial Direct Company, Inc., Class A	1,442	117,307
Rush Enterprises, Inc., Class A (I)(L)	968	25,662
TAL International Group, Inc. (I)(L)	812	37,945
Textainer Group Holdings, Ltd. (L)	1,298	49,155
Titan Machinery, Inc. (I)(L)	544	8,742
United Rentals, Inc. (I)	2,196	128,005
W.W. Grainger, Inc.	1,618	423,447
Watsco, Inc.	810	76,359
WESCO International, Inc. (I)(L)	1,020	78,061

		1,690,370
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,198	64,141
Wesco Aircraft Holdings, Inc. (I)	2,091	43,765

		107,906

		51,839,424
Information Technology - 16.9%
Communications Equipment - 1.5%
ADTRAN, Inc.	1,539	40,999
Anaren, Inc. (I)	279	7,115
ARRIS Group, Inc. (I)	3,165	53,995
Aruba Networks, Inc. (I)(L)	2,538	42,232
Aviat Networks, Inc. (I)	1,974	5,093
Bel Fuse, Inc., Class B	373	6,505
Black Box Corp.	458	14,033
Brocade Communications Systems, Inc. (I)	10,964	88,260
CalAmp Corp. (I)	938	16,537
Calix, Inc. (I)	1,421	18,089
Ciena Corp. (I)	2,331	58,228
Cisco Systems, Inc.	124,733	2,921,247
Comtech Telecommunications Corp.	545	13,254
Dialogic, Inc. (I)	241	180

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Digi International, Inc. (I)	713	$7,137
EchoStar Corp., Class A (I)	2,062	90,604
Emcore Corp. (I)	763	3,426
Emulex Corp. (I)	2,134	16,560
Extreme Networks, Inc. (I)	2,730	14,251
F5 Networks, Inc. (I)	1,819	155,997
Finisar Corp. (I)(L)	2,207	49,944
Globecomm Systems, Inc. (I)	752	10,551
Harmonic, Inc. (I)	2,721	20,924
Harris Corp.	2,560	151,808
Infinera Corp. (I)(L)	2,668	30,175
InterDigital, Inc.	948	35,389
Ixia (I)	1,783	27,940
JDS Uniphase Corp. (I)	5,390	79,287
Juniper Networks, Inc. (I)	12,156	241,418
Meru Networks, Inc. (I)	433	1,416
Motorola Solutions, Inc.	6,604	392,146
NETGEAR, Inc. (I)(L)	889	27,435
Numerex Corp., Class A (I)	471	5,157
Oplink Communications, Inc. (I)	639	12,026
Palo Alto Networks, Inc. (I)(L)	1,681	77,023
Parkervision, Inc. (I)	2,235	7,487
Plantronics, Inc.	980	45,129
Polycom, Inc. (I)	4,160	45,427
Powerwave Technologies, Inc. (I)(L)	912	11
Procera Networks, Inc. (I)(L)	608	9,418
QUALCOMM, Inc.	40,318	2,715,820
Riverbed Technology, Inc. (I)	3,658	53,370
Ruckus Wireless, Inc. (I)	1,798	30,260
ShoreTel, Inc. (I)	1,320	7,973
Sonus Networks, Inc. (I)	7,104	24,012
Sycamore Networks, Inc.	773	371
Symmetricom, Inc. (I)	1,285	6,194
Tellabs, Inc.	8,690	19,726
Tessco Technologies, Inc.	309	10,413
Ubiquiti Networks, Inc.	2,142	71,950
ViaSat, Inc. (I)	1,087	69,296

		7,853,238
Computers & Peripherals - 2.9%
3D Systems Corp. (I)(L)	2,331	125,851
Apple, Inc.	21,928	10,454,174
Avid Technology, Inc. (I)	1,037	6,222
Cray, Inc. (I)	1,015	24,431
Dell, Inc.	40,847	562,463
Diebold, Inc.	1,365	40,076
Dot Hill Systems Corp. (I)	2,398	5,132
Electronics for Imaging, Inc. (I)	1,141	36,147
EMC Corp.	48,909	1,250,114
Fusion-io, Inc. (I)(L)	2,174	29,110
Hewlett-Packard Company	45,603	956,751
Imation Corp. (I)	1,203	4,932
Immersion Corp. (I)	986	13,005
Intevac, Inc. (I)	1,120	6,563
Lexmark International, Inc., Class A	1,611	53,163
NCR Corp. (I)	3,727	147,626
NetApp, Inc.	8,365	356,516
Novatel Wireless, Inc. (I)	1,074	2,803
OCZ Technology Group, Inc. (I)(L)	1,924	2,501
QLogic Corp. (I)	2,269	24,823
Quantum Corp. (I)	5,832	8,048
Qumu Corp. (I)	348	4,319
SanDisk Corp.	5,648	336,112
Silicon Graphics International Corp. (I)	836	13,585

370

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Super Micro Computer, Inc. (I)	1,005	$13,608
Western Digital Corp.	5,607	355,484

		14,833,559
Electronic Equipment, Instruments & Components - 0.6%
Aeroflex Holding Corp. (I)	2,123	14,946
Amphenol Corp., Class A	3,694	285,842
Anixter International, Inc. (I)	773	67,761
Arrow Electronics, Inc. (I)	2,459	119,335
Audience, Inc. (I)	394	4,429
Avnet, Inc.	3,210	133,889
AVX Corp.	4,025	52,848
Badger Meter, Inc.	277	12,881
Belden, Inc.	1,053	67,445
Benchmark Electronics, Inc. (I)	1,407	32,206
Checkpoint Systems, Inc. (I)	1,010	16,867
Cognex Corp.	2,004	62,845
Coherent, Inc.	547	33,613
Corning, Inc.	34,307	500,539
CTS Corp.	1,059	16,700
Daktronics, Inc.	1,274	14,256
Dolby Laboratories, Inc., Class A	2,336	80,615
DTS, Inc. (I)(L)	507	10,647
Echelon Corp. (I)	1,218	2,911
Electro Rent Corp.	657	11,918
Electro Scientific Industries, Inc.	747	8,747
eMagin Corp.	820	2,468
FARO Technologies, Inc. (I)	470	19,820
FEI Company	864	75,859
FLIR Systems, Inc.	3,439	107,985
GSI Group, Inc. (I)	463	4,417
Identive Group, Inc. (I)	1,823	1,276
Ingram Micro, Inc., Class A (I)	3,345	77,102
Insight Enterprises, Inc. (I)	950	17,974
InvenSense, Inc. (I)(L)	1,889	33,284
IPG Photonics Corp. (L)	1,210	68,135
Itron, Inc. (I)(L)	903	38,675
Jabil Circuit, Inc.	4,707	102,048
KEMET Corp. (I)	880	3,678
Littelfuse, Inc.	502	39,266
Maxwell Technologies, Inc. (I)	724	6,574
Measurement Specialties, Inc. (I)	401	21,750
Mercury Computer Systems, Inc. (I)	689	6,883
Mesa Laboratories, Inc.	139	9,398
Methode Electronics, Inc.	861	24,108
Molex, Inc. (L)	4,046	155,852
MTS Systems Corp.	413	26,577
Multi-Fineline Electronix, Inc. (I)	505	8,191
National Instruments Corp.	2,850	88,151
Netlist, Inc. (I)	1,027	827
Newport Corp. (I)	1,112	17,381
OSI Systems, Inc. (I)	477	35,522
Park Electrochemical Corp.	597	17,104
PC Connection, Inc.	876	13,219
Plexus Corp. (I)	830	30,876
Pulse Electronics Corp. (I)	137	534
Radisys Corp. (I)	794	2,549
RealD, Inc. (I)(L)	1,198	8,386
Richardson Electronics, Ltd.	668	7,595
Rofin-Sinar Technologies, Inc. (I)	720	17,431
Rogers Corp. (I)	398	23,673
Sanmina Corp. (I)	2,020	35,330
ScanSource, Inc. (I)	664	22,974
SYNNEX Corp. (I)	897	55,121

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Tech Data Corp. (I)	794	$39,629
Trimble Navigation, Ltd. (I)	5,981	177,696
TTM Technologies, Inc. (I)	1,990	19,403
Universal Display Corp. (I)(L)	1,115	35,713
Viasystems Group, Inc. (I)	571	8,251
Vishay Intertechnology, Inc. (I)(L)	3,125	40,281
Zygo Corp. (I)	412	6,584

		3,106,790
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (I)	4,091	211,505
Angie’s List, Inc. (I)(L)	1,342	30,195
AOL, Inc. (I)	1,895	65,529
Bankrate, Inc. (I)(L)	2,362	48,586
Bazaarvoice, Inc. (I)(L)	1,789	16,244
Blucora, Inc. (I)	929	21,348
Brightcove, Inc. (I)	656	7,380
BroadVision, Inc. (I)	124	1,178
Carbonite, Inc. (I)	665	9,975
ChannelAdvisor Corp. (I)	530	19,414
comScore, Inc. (I)	810	23,466
Constant Contact, Inc. (I)	664	15,730
Cornerstone OnDemand, Inc. (I)	1,194	61,419
CoStar Group, Inc. (I)	653	109,639
Dealertrack Technologies, Inc. (I)	1,058	45,325
Demand Media, Inc. (I)	1,798	11,363
Demandware, Inc. (I)	665	30,809
Dice Holdings, Inc. (I)	839	7,140
Digital River, Inc. (I)	987	17,638
E2open, Inc. (I)(L)	598	13,395
EarthLink, Inc.	2,349	11,628
eBay, Inc. (I)	30,263	1,688,373
Envestnet, Inc. (I)	867	26,877
Equinix, Inc. (I)	1,142	209,728
Facebook, Inc., Class A (I)	56,500	2,838,560
Google, Inc., Class A (I)	7,745	6,783,923
IAC/InterActiveCorp	2,038	111,417
Internap Network Services Corp. (I)	1,629	11,322
IntraLinks Holdings, Inc. (I)	1,107	9,742
j2 Global, Inc. (L)	1,231	60,959
Limelight Networks, Inc. (I)	2,442	4,713
LinkedIn Corp., Class A (I)	2,576	633,851
Liquidity Services, Inc. (I)	719	24,130
LivePerson, Inc. (I)	1,346	12,706
LogMeIn, Inc. (I)	526	16,332
Marchex, Inc., Class B	1,000	7,280
Marin Software, Inc. (I)(L)	788	9,889
Marketo, Inc. (I)	865	27,576
MeetMe, Inc. (I)	1,007	1,823
Millennial Media, Inc. (I)(L)	1,784	12,613
Monster Worldwide, Inc. (I)(L)	2,708	11,969
Move, Inc. (I)	1,071	18,153
NIC, Inc.	1,581	36,537
OpenTable, Inc. (I)	554	38,769
Pandora Media, Inc. (I)(L)	4,084	102,631
Perficient, Inc. (I)	950	17,442
QuinStreet, Inc. (I)	930	8,789
Rackspace Hosting, Inc. (I)(L)	3,233	170,573
RealNetworks, Inc. (I)	977	8,363
Responsys, Inc. (I)	1,184	19,536
SciQuest, Inc. (I)	727	16,328
Shutterstock, Inc. (I)	764	55,558
Spark Networks, Inc. (I)	604	5,025

371

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
SPS Commerce, Inc. (I)	348	$23,288
Stamps.com, Inc. (I)	366	16,810
support.com, Inc. (I)	1,791	9,761
Synacor, Inc. (I)	720	1,858
TechTarget, Inc. (I)	764	3,812
Textura Corp. (I)(L)	513	22,100
The Active Network, Inc. (I)	1,361	19,476
Travelzoo, Inc. (I)	401	10,643
Trulia, Inc. (I)	740	34,802
United Online, Inc.	2,301	18,362
Unwired Planet, Inc. (I)	2,609	4,514
ValueClick, Inc. (I)	1,811	37,759
VeriSign, Inc. (I)	3,607	183,560
Vocus, Inc. (I)	554	5,158
Web.com Group, Inc. (I)(L)	1,132	36,609
WebMD Health Corp. (I)(L)	1,081	30,917
Xoom Corp. (I)	734	23,349
Yahoo!, Inc. (I)	25,548	847,172
Yelp, Inc. (I)	1,442	95,432
Zillow, Inc., Class A (I)	807	68,087

		15,273,862
IT Services - 3.2%
Acxiom Corp. (I)	1,763	50,052
Alliance Data Systems Corp. (I)(L)	1,137	240,441
Automatic Data Processing, Inc.	11,181	809,281
Blackhawk Network Holdings, Inc. (I)(L)	936	22,492
Booz Allen Hamilton Holding Corp.	3,410	65,881
Broadridge Financial Solutions, Inc.	2,909	92,361
CACI International, Inc., Class A (I)(L)	449	31,030
Cardtronics, Inc. (I)	1,085	40,254
Cass Information Systems, Inc.	201	10,727
CIBER, Inc. (I)	2,045	6,749
Cognizant Technology
Solutions Corp., Class A (I)	6,998	574,676
Computer Sciences Corp.	3,554	183,884
Computer Task Group, Inc.	577	9,324
Convergys Corp.	2,657	49,819
CoreLogic, Inc. (I)	2,489	67,327
CSG Systems International, Inc.	539	13,502
DST Systems, Inc.	1,033	77,899
EPAM Systems, Inc. (I)	1,017	35,087
Euronet Worldwide, Inc. (I)	1,276	50,785
ExlService Holdings, Inc. (I)	766	21,816
Fidelity National Information Services, Inc.	6,798	315,699
Fiserv, Inc. (I)	3,080	311,234
FleetCor Technologies, Inc. (I)	1,923	211,838
Forrester Research, Inc.	566	20,806
Gartner, Inc. (I)	2,204	132,240
Genpact, Ltd. (I)	5,235	98,837
Global Cash Access Holdings, Inc. (I)	1,490	11,637
Global Payments, Inc.	1,823	93,119
Heartland Payment Systems, Inc. (L)	960	38,131
Higher One Holdings, Inc. (I)	1,420	10,891
IBM Corp.	26,018	4,818,013
iGATE Corp. (I)	1,475	40,946
Innodata, Inc. (I)	808	2,093
Jack Henry & Associates, Inc.	2,031	104,820
Leidos Holdings, Inc.	1,988	90,505
Lender Processing Services, Inc.	1,902	63,280
Lionbridge Technologies, Inc. (I)	1,904	7,026
ManTech International Corp., Class A (L)	903	25,970
Mastercard, Inc., Class A	2,859	1,923,478
Mattersight Corp. (I)	1,020	3,866

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MAXIMUS, Inc.	1,660	$74,766
ModusLink Global Solutions, Inc. (I)	860	2,356
MoneyGram International, Inc. (I)	1,413	27,667
NCI, Inc., Class A (I)	381	2,145
NeuStar, Inc., Class A (I)(L)	1,458	72,142
Paychex, Inc.	8,320	338,125
PRGX Global, Inc. (I)	959	6,003
Sapient Corp. (I)	3,338	51,973
Science Applications International Corp.	1,136	38,345
ServiceSource International, Inc. (I)	1,729	20,886
Sykes Enterprises, Inc. (I)	1,006	18,017
Syntel, Inc.	1,000	80,100
TeleTech Holdings, Inc. (I)	1,387	34,800
Teradata Corp. (I)	3,873	214,719
The Hackett Group, Inc.	773	5,511
The Western Union Company (L)	13,442	250,828
Total Systems Services, Inc.	5,222	153,631
Unisys Corp. (I)(L)	1,059	26,676
Vantiv, Inc., Class A (I)	4,811	134,419
VeriFone Systems, Inc. (I)	2,454	56,098
Virtusa Corp. (I)	521	15,140
Visa, Inc., Class A	18,596	3,553,696
WEX, Inc. (I)	916	80,379

		16,036,238
Office Electronics - 0.1%
Xerox Corp.	29,505	303,606
Zebra Technologies Corp., Class A (I)	1,187	54,044

		357,650
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	919	16,101
Advanced Micro Devices, Inc. (I)(L)	16,345	62,111
Alpha & Omega Semiconductor, Ltd. (I)	721	6,064
Altera Corp.	7,345	272,940
Ambarella, Inc. (I)	400	7,808
Amkor Technology, Inc. (I)(L)	2,347	10,069
Amtech Systems, Inc. (I)	344	2,511
ANADIGICS, Inc. (I)	2,720	5,358
Analog Devices, Inc.	7,034	330,950
Applied Materials, Inc.	28,468	499,329
Applied Micro Circuits Corp. (I)	1,860	23,994
Atmel Corp. (I)	9,935	73,916
ATMI, Inc. (I)	885	23,470
AXT, Inc. (I)	645	1,509
Broadcom Corp., Class A	13,228	344,060
Brooks Automation, Inc.	1,693	15,762
Cabot Microelectronics Corp. (I)(L)	624	24,036
Cavium, Inc. (I)	1,157	47,668
Ceva, Inc. (I)	574	9,902
Cirrus Logic, Inc. (I)(L)	1,542	34,973
Cohu, Inc.	836	9,121
Cree, Inc. (I)(L)	2,741	164,981
CVD Equipment Corp. (I)	259	2,505
Cypress Semiconductor Corp. (I)	3,294	30,766
Diodes, Inc. (I)	1,139	27,906
Entegris, Inc. (I)	3,313	33,627
Entropic Communications, Inc. (I)(L)	2,234	9,785
Exar Corp. (I)	1,365	18,305
Fairchild Semiconductor International, Inc. (I)	3,070	42,642
First Solar, Inc. (I)	2,246	90,312
FormFactor, Inc. (I)	1,372	9,412
Freescale Semiconductor, Ltd. (I)	5,902	98,268
GSI Technology, Inc. (I)	900	6,327

372

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
GT Advanced Technologies, Inc. (I)(L)	3,033	$25,811
Hittite Microwave Corp. (I)	762	49,797
Inphi Corp. (I)	755	10,140
Integrated Device Technology, Inc. (I)	3,718	35,024
Integrated Silicon Solution, Inc. (I)	890	9,692
Intel Corp.	115,959	2,657,780
Intermolecular, Inc. (I)	1,145	6,309
International Rectifier Corp. (I)	1,650	40,871
Intersil Corp., Class A	3,066	34,431
IXYS Corp.	839	8,096
KLA-Tencor Corp.	3,819	232,386
Kopin Corp. (I)	2,337	9,418
Kulicke & Soffa Industries, Inc. (I)	1,781	20,571
Lam Research Corp. (I)	3,984	203,941
Lattice Semiconductor Corp. (I)	2,974	13,264
Linear Technology Corp.	5,355	212,379
LSI Corp.	12,675	99,119
LTX-Credence Corp. (I)	1,415	9,311
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	19,726
Marvell Technology Group, Ltd.	12,023	138,265
Mattson Technology, Inc. (I)	1,856	4,436
Maxim Integrated Products, Inc.	6,649	198,140
Micrel, Inc. (L)	1,723	15,697
Microchip Technology, Inc. (L)	4,518	182,030
Micron Technology, Inc. (I)	24,056	420,258
Microsemi Corp. (I)	2,079	50,416
Mindspeed Technologies, Inc. (I)	1,345	4,089
MKS Instruments, Inc.	1,286	34,195
Monolithic Power Systems, Inc. (L)	895	27,101
Nanometrics, Inc. (I)	623	10,043
NVE Corp. (I)	141	7,197
NVIDIA Corp.	14,091	219,256
OmniVision Technologies, Inc. (I)	1,411	21,602
ON Semiconductor Corp. (I)	10,601	77,387
PDF Solutions, Inc. (I)	596	12,665
Photronics, Inc. (I)	1,479	11,581
PMC-Sierra, Inc. (I)	5,216	34,530
Power Integrations, Inc.	714	38,663
QuickLogic Corp. (I)	1,411	3,711
Rambus, Inc. (I)	2,670	25,098
RF Micro Devices, Inc. (I)	6,722	37,912
Rubicon Technology, Inc. (I)	635	7,690
Rudolph Technologies, Inc. (I)	944	10,762
Semtech Corp. (I)	1,537	46,095
Silicon Image, Inc. (I)	2,196	11,727
Silicon Laboratories, Inc. (I)	1,002	42,795
Skyworks Solutions, Inc. (I)	4,403	109,371
Spansion, Inc., Class A (I)	1,211	12,219
STR Holdings, Inc. (I)	1,220	2,721
SunEdison, Inc. (I)	5,631	44,879
SunPower Corp. (I)(L)	2,842	74,347
Supertex, Inc.	355	8,996
Synaptics, Inc. (I)(L)	749	33,166
Teradyne, Inc. (I)	4,244	70,111
Tessera Technologies, Inc.	1,159	22,427
Texas Instruments, Inc.	26,115	1,051,651
Transwitch Corp. (I)	1,304	339
TriQuint Semiconductor, Inc. (I)	4,009	32,593
Ultra Clean Holdings (I)	699	4,830
Ultratech, Inc. (I)	647	19,604
Veeco Instruments, Inc. (I)	883	32,874
Volterra Semiconductor Corp. (I)	764	17,572

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	5,983	$280,363

		9,565,958
Software - 3.7%
Accelrys, Inc. (I)	1,250	12,325
ACI Worldwide, Inc. (I)	888	48,005
Activision Blizzard, Inc.	25,987	433,203
Actuate Corp. (I)	1,416	10,408
Adobe Systems, Inc. (I)	11,660	605,620
Advent Software, Inc.	1,170	37,148
American Software, Inc., Class A	945	8,070
ANSYS, Inc. (I)	2,187	189,219
Aspen Technology, Inc. (I)	2,229	77,012
Autodesk, Inc. (I)	5,240	215,731
Blackbaud, Inc.	1,039	40,563
Bottomline Technologies, Inc. (I)(L)	911	25,399
BroadSoft, Inc. (I)(L)	685	24,681
CA, Inc.	10,821	321,059
Cadence Design Systems, Inc. (I)(L)	6,534	88,209
Callidus Software, Inc. (I)	1,532	14,048
Citrix Systems, Inc. (I)	4,384	309,554
CommVault Systems, Inc. (I)	1,078	94,681
Compuware Corp.	4,762	53,334
Comverse, Inc. (I)	456	14,569
Concur Technologies, Inc. (I)(L)	1,319	145,750
Cyan, Inc. (I)(L)	1,096	11,015
Document Security Systems, Inc. (I)	1,772	2,020
Ebix, Inc. (L)	840	8,350
Electronic Arts, Inc. (I)	7,374	188,406
Ellie Mae, Inc. (I)	692	22,151
Envivio, Inc. (I)	819	2,572
EPIQ Systems, Inc.	670	8,857
ePlus, Inc.	259	13,385
FactSet Research Systems, Inc. (L)	1,007	109,864
Fair Isaac Corp.	768	42,455
FalconStor Software, Inc. (I)	1,749	2,309
FleetMatics Group PLC (I)	777	29,176
Fortinet, Inc. (I)	3,889	78,791
Glu Mobile Inc. (I)(L)	2,758	7,695
Guidance Software, Inc. (I)	867	7,864
Guidewire Software, Inc. (I)	1,336	62,939
Imperva, Inc. (I)	541	22,733
Infoblox, Inc. (I)	1,217	50,895
Informatica Corp. (I)	2,520	98,204
Interactive Intelligence Group (I)	490	31,110
Intuit, Inc. (L)	6,846	453,958
Jive Software, Inc. (I)(L)	1,690	21,125
Majesco Entertainment Company (I)	1,485	817
Manhattan Associates, Inc. (I)	459	43,812
Mentor Graphics Corp.	2,655	62,047
MICROS Systems, Inc. (I)(L)	1,828	91,290
Microsoft Corp.	194,974	6,494,584
MicroStrategy, Inc., Class A (I)	263	27,289
Mitek Systems, Inc. (I)	507	2,626
Model N, Inc. (I)(L)	495	4,901
Monotype Imaging Holdings, Inc.	1,027	29,434
Netscout Systems, Inc. (I)	949	24,266
NetSuite, Inc. (I)	1,719	185,549
Nuance Communications, Inc. (I)	7,373	137,838
Oracle Corp.	110,419	3,662,598
Pegasystems, Inc.	900	35,829
Progress Software Corp. (I)	1,513	39,156
Proofpoint, Inc. (I)	762	24,475
PROS Holdings, Inc. (I)	740	25,301

373

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (I)	2,660	$75,624
QLIK Technologies, Inc. (I)	1,979	67,761
Qualys, Inc. (I)	696	14,887
Rally Software Development Corp. (I)	544	16,298
RealPage, Inc. (I)	1,749	40,507
Red Hat, Inc. (I)	4,460	205,784
Rosetta Stone, Inc. (I)	599	9,722
Rovi Corp. (I)	2,561	49,094
Salesforce.com, Inc. (I)(L)	13,760	714,282
Seachange International, Inc. (I)	674	7,731
ServiceNow, Inc. (I)	3,133	162,759
Silver Spring Networks, Inc. (I)(L)	1,081	18,734
Smith Micro Software, Inc. (I)	1,763	1,587
SolarWinds, Inc. (I)	1,698	59,532
Solera Holdings, Inc.	1,593	84,222
Sourcefire, Inc. (I)	704	53,448
Splunk, Inc. (I)	2,398	143,976
SS&C Technologies Holdings, Inc. (I)	1,907	72,657
Symantec Corp.	16,193	400,777
Synchronoss Technologies, Inc. (I)(L)	882	33,569
Synopsys, Inc. (I)	3,437	129,575
Tableau Software, Inc. (I)	1,339	95,390
Take-Two Interactive Software, Inc. (I)	2,282	41,441
Tangoe, Inc. (I)(L)	807	19,255
TeleCommunication Systems, Inc., Class A (I)	1,207	2,969
Telenav, Inc. (I)	1,380	8,059
THQ, Inc. (I)	234	5
TIBCO Software, Inc. (I)	3,715	95,067
TiVo, Inc. (I)	2,924	36,375
Tyler Technologies, Inc. (I)	705	61,666
Ultimate Software Group, Inc. (I)	638	94,041
VASCO Data Security International, Inc. (I)	1,062	8,379
Verint Systems, Inc. (I)	1,439	53,329
VirnetX Holding Corp. (I)(L)	1,232	25,133
VMware, Inc., Class A (I)	9,986	807,867
Wave Systems Corp., Class A (I)(L)	485	626
Workday, Inc., Class A (I)	3,744	303,002
Zynga, Inc., Class A (I)(L)	19,072	70,185

		19,021,589

		86,048,884
Materials - 3.5%
Chemicals - 2.2%
A. Schulman, Inc.	713	21,005
Advanced Emissions Solutions, Inc. (I)	238	10,167
Air Products & Chemicals, Inc.	4,872	519,209
Airgas, Inc.	1,763	186,966
Albemarle Corp.	2,025	127,454
American Pacific Corp. (I)	170	9,309
American Vanguard Corp.	743	20,002
Arabian American Development Company (I)	686	6,243
Ashland, Inc.	1,853	171,365
Axiall Corp.	1,627	61,484
Balchem Corp. (L)	725	37,519
Cabot Corp.	1,475	62,997
Calgon Carbon Corp. (I)	1,429	27,137
Celanese Corp., Series A	3,663	193,370
CF Industries Holdings, Inc.	1,411	297,481
Chase Corp.	349	10,254
Chemtura Corp. (I)	2,384	54,808
Cytec Industries, Inc.	1,067	86,811
E.I. du Pont de Nemours & Company	21,376	1,251,779
Eastman Chemical Company	3,560	277,324

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	6,867	$678,185
Ferro Corp. (I)	2,227	20,288
Flotek Industries, Inc. (I)(L)	1,385	31,855
FMC Corp.	3,127	224,268
FutureFuel Corp.	795	14,278
GSE Holding, Inc. (I)	557	1,159
H.B. Fuller Company	1,198	54,138
Hawkins, Inc.	312	11,775
Huntsman Corp.	5,713	117,745
Innophos Holdings, Inc.	533	28,132
Innospec, Inc.	473	22,070
International Flavors & Fragrances, Inc.	1,871	153,983
Intrepid Potash, Inc. (L)	1,827	28,647
KMG Chemicals, Inc.	436	9,588
Koppers Holdings, Inc.	560	23,884
Kraton Performance Polymers, Inc. (I)	778	15,241
Kronos Worldwide, Inc.	2,710	41,978
Landec Corp. (I)	774	9,443
LSB Industries, Inc. (I)	541	18,140
Minerals Technologies, Inc.	820	40,483
Monsanto Company	12,423	1,296,589
NewMarket Corp.	309	88,964
Olin Corp.	1,916	44,202
OM Group, Inc. (I)	761	25,707
OMNOVA Solutions, Inc. (I)	1,304	11,149
Penford Corp. (I)	473	6,773
Petrologistics LP	3,262	39,014
PolyOne Corp.	2,353	72,261
PPG Industries, Inc.	3,444	575,355
Praxair, Inc.	6,844	822,717
Quaker Chemical Corp.	343	25,056
Rentech Nitrogen Partners LP	799	19,591
Rockwood Holdings, Inc.	1,807	120,888
RPM International, Inc.	2,937	106,319
Senomyx, Inc. (I)	1,262	4,455
Sensient Technologies Corp.	1,240	59,384
Sigma-Aldrich Corp. (L)	2,757	235,172
Stepan Company	506	29,211
Taminco Corp. (I)	1,526	30,978
Terra Nitrogen Company LP	426	86,350
The Dow Chemical Company	28,196	1,082,726
The Mosaic Company	9,892	425,554
The Scotts Miracle-Gro Company, Class A (L)	1,434	78,913
The Sherwin-Williams Company	2,376	432,860
Tredegar Corp.	888	23,088
Valhi, Inc. (L)	7,686	153,413
Valspar Corp.	2,052	130,158
W.R. Grace & Company (I)	1,746	152,600
Westlake Chemical Corp.	1,556	162,851
Zep, Inc.	592	9,626
Zoltek Companies, Inc. (I)	804	13,419

		11,343,307
Construction Materials - 0.1%
Eagle Materials, Inc.	1,133	82,199
Headwaters, Inc. (I)	1,748	15,715
Martin Marietta Materials, Inc.	1,072	105,238
Texas Industries, Inc. (I)	700	46,417
United States Lime & Minerals, Inc. (I)	212	12,423
Vulcan Materials Company	2,975	154,135

		416,127
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	171	12,707

374

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Aptargroup, Inc.	1,477	$88,812
Avery Dennison Corp.	2,321	101,010
Ball Corp.	3,602	161,658
Bemis Company, Inc.	2,260	88,163
Berry Plastics Group, Inc. (I)	2,678	53,480
Boise, Inc.	2,614	32,936
Crown Holdings, Inc. (I)	3,402	143,837
Graphic Packaging Holding Company (I)	9,089	77,802
Greif, Inc., Class A	1,126	55,208
MeadWestvaco Corp.	3,992	153,213
Myers Industries, Inc.	984	19,788
Owens-Illinois, Inc. (I)	3,776	113,356
Packaging Corp. of America	2,261	129,080
Rock-Tenn Company, Class A	1,658	167,906
Sealed Air Corp.	4,582	124,585
Silgan Holdings, Inc.	1,656	77,832
Sonoco Products Company	2,324	90,497
UFP Technologies, Inc. (I)	312	7,104

		1,698,974
Metals & Mining - 0.7%
A. M. Castle & Company (I)	676	10,884
AK Steel Holding Corp. (I)(L)	2,774	10,403
Alcoa, Inc. (L)	24,576	199,557
Allegheny Technologies, Inc. (L)	2,513	76,697
Allied Nevada Gold Corp. (I)	1,954	8,168
AMCOL International Corp.	808	26,405
Carpenter Technology Corp.	1,236	71,824
Century Aluminum Company (I)	2,202	17,726
Cliffs Natural Resources, Inc. (L)	3,602	73,841
Coeur d’Alene Mines Corp. (I)	2,424	29,209
Commercial Metals Company	2,611	44,256
Compass Minerals International, Inc.	779	59,414
Freeport-McMoRan Copper & Gold, Inc.	24,191	800,238
General Moly, Inc. (I)	2,672	4,409
Globe Specialty Metals, Inc.	1,837	28,308
Golden Minerals Company (I)	848	806
Handy & Harman, Ltd. (I)	391	9,333
Haynes International, Inc.	336	15,231
Hecla Mining Company (L)	7,052	22,143
Hi-crush Partners LP	615	16,193
Horsehead Holding Corp. (I)	1,401	17,456
Kaiser Aluminum Corp.	483	34,414
Materion Corp.	519	16,639
Midway Gold Corp. (I)	3,078	2,939
Molycorp, Inc. (I)(L)	4,655	30,537
Newmont Mining Corp.	11,474	322,419
Noranda Aluminum Holding Corp.	1,665	4,096
Nucor Corp.	7,375	361,523
Olympic Steel, Inc.	370	10,279
Paramount Gold and Silver Corp. (I)(L)	4,437	5,724
Prospect Global Resources, Inc. (I)	53	162
Reliance Steel & Aluminum Company	1,720	126,024
Royal Gold, Inc.	1,516	73,769
RTI International Metals, Inc. (I)(L)	666	21,339
Schnitzer Steel Industries, Inc., Class A (L)	687	18,920
Solitario Exploration & Royalty Corp. (I)	2,030	1,756
Southern Copper Corp.	19,698	536,574
Steel Dynamics, Inc.	5,061	84,569
Stillwater Mining Company (I)(L)	2,775	30,553
SunCoke Energy, Inc. (I)	1,802	30,634
Tahoe Resources, Inc. (I)	3,348	59,996
United States Steel Corp. (L)	3,359	69,162
Universal Stainless & Alloy (I)	230	7,482

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
US Antimony Corp. (I)	2,052	$2,852
Vista Gold Corp. (I)	3,085	1,422
Walter Energy, Inc.	1,471	20,638
Worthington Industries, Inc.	1,600	55,088

		3,472,011
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	927	24,983
Clearwater Paper Corp. (I)	576	27,516
Deltic Timber Corp.	331	21,561
Domtar Corp. (L)	787	62,504
International Paper Company	10,254	459,379
KapStone Paper and Packaging Corp. (I)	1,194	51,103
Louisiana-Pacific Corp. (I)	3,252	57,203
Neenah Paper, Inc.	450	17,690
P.H. Glatfelter Company	956	25,879
Pope Resources LP	211	14,283
Schweitzer-Mauduit International, Inc.	662	40,071
Verso Paper Corp. (I)	1,827	1,389
Wausau Paper Corp.	1,441	18,719

		822,280

		17,752,699
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.8%
8x8, Inc. (I)(L)	1,817	18,297
Alaska Communications Systems Group, Inc.	1,419	3,647
American Tower Corp.	9,214	683,034
AT&T, Inc.	126,292	4,271,195
Atlantic Tele-Network, Inc.	401	20,904
Cbeyond, Inc. (I)	824	5,282
CenturyLink, Inc.	14,419	452,468
Cincinnati Bell, Inc. (I)	3,856	10,488
Cogent Communications Group, Inc.	1,163	37,507
Consolidated Communications Holdings, Inc.	632	10,896
Fairpoint Communications, Inc. (I)	525	5,014
Frontier Communications Corp. (L)	22,724	94,759
General Communication, Inc., Class A (I)	950	9,044
Globalstar, Inc. (I)(L)	6,027	6,569
Hawaiian Telcom Holdco, Inc. (I)(L)	472	12,555
IDT Corp., Class B	605	10,739
inContact, Inc. (I)	1,358	11,231
Inteliquent, Inc.	876	8,462
Iridium Communications, Inc. (I)	1,659	11,414
Level 3 Communications, Inc. (I)	5,188	138,468
Lumos Networks Corp.	555	12,027
Premiere Global Services, Inc. (I)	1,491	14,850
Straight Path
Communications, Inc., Class B (I)	302	1,589
Towerstream Corp. (I)	2,254	6,446
tw telecom, Inc. (I)	3,587	107,126
Verizon Communications, Inc.	66,623	3,108,629
Vonage Holdings Corp. (I)	4,929	15,477
West Corp.	1,935	42,899
Windstream Holdings, Inc. (L)	13,707	109,656

		9,240,672
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (I)(L)	1,153	8,071
Crown Castle International Corp. (I)	6,826	498,503
Leap Wireless International, Inc. (I)	2,036	32,148
NII Holdings, Inc. (I)(L)	4,011	24,347
NTELOS Holdings Corp.	555	10,434
SBA Communications Corp., Class A (I)	2,952	237,518

375

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Company	652	$15,713
Sprint Corp. (I)	18,493	114,842
T-Mobile US, Inc. (I)	16,895	438,763
Telephone & Data Systems, Inc.	2,523	74,555
United States Cellular Corp. (L)	1,846	84,048
USA Mobility, Inc.	574	8,128

		1,547,070

		10,787,742
Utilities - 2.8%
Electric Utilities - 1.4%
ALLETE, Inc.	943	45,547
American Electric Power Company, Inc.	11,320	490,722
Cleco Corp.	1,415	63,449
Duke Energy Corp.	16,496	1,101,603
Edison International	7,601	350,102
El Paso Electric Company	958	31,997
Entergy Corp.	4,107	259,521
Exelon Corp.	20,050	594,282
FirstEnergy Corp.	9,796	357,064
Great Plains Energy, Inc.	3,613	80,209
Hawaiian Electric Industries, Inc.	2,229	55,948
IDACORP, Inc.	1,180	57,112
ITC Holdings Corp. (L)	1,238	116,199
MGE Energy, Inc.	631	34,421
NextEra Energy, Inc.	9,915	794,786
Northeast Utilities	7,341	302,816
NV Energy, Inc.	5,479	129,359
OGE Energy Corp.	4,609	166,339
Otter Tail Corp.	990	27,324
Pepco Holdings, Inc. (L)	5,969	110,188
Pinnacle West Capital Corp.	2,546	139,368
PNM Resources, Inc.	1,941	43,925
Portland General Electric Company (L)	1,756	49,572
PPL Corp.	13,828	420,095
The Empire District Electric Company	1,053	22,808
The Southern Company	20,330	837,189
UIL Holdings Corp.	1,235	45,917
Unitil Corp.	398	11,649
UNS Energy Corp.	935	43,590
Westar Energy, Inc.	2,932	89,866
Xcel Energy, Inc.	11,536	318,509

		7,191,476
Gas Utilities - 0.3%
AGL Resources, Inc.	2,701	124,327
AmeriGas Partners LP	2,265	97,554
Atmos Energy Corp.	2,004	85,350
Chesapeake Utilities Corp.	328	17,217
Delta Natural Gas Company, Inc.	332	7,334
Ferrellgas Partners LP	1,968	43,867
Gas Natural, Inc.	653	6,661
National Fuel Gas Company	1,972	135,595
New Jersey Resources Corp.	982	43,257
Northwest Natural Gas Company	595	24,978
ONEOK, Inc.	4,758	253,697
Piedmont Natural Gas Company, Inc. (L)	1,684	55,370
Questar Corp.	3,939	88,588
South Jersey Industries, Inc.	691	40,479
Southwest Gas Corp.	1,053	52,650
Star Gas Partners LP	2,049	10,081
Suburban Propane Partners LP	1,355	63,414
The Laclede Group, Inc.	597	26,865

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
UGI Corp.	2,673	$104,594
WGL Holdings, Inc.	1,161	49,586

		1,331,464
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	17,590	233,771
Atlantic Power Corp. (L)	2,517	10,848
Calpine Corp. (I)	10,731	208,503
NRG Energy, Inc.	7,622	208,309
Ormat Technologies, Inc.	1,034	27,680
Synthesis Energy Systems, Inc. (I)	2,507	1,860

		690,971
Multi-Utilities - 0.9%
Alliant Energy Corp.	2,584	128,037
Ameren Corp.	5,737	199,877
Avista Corp.	1,341	35,402
Black Hills Corp.	1,048	52,253
CenterPoint Energy, Inc.	9,989	239,436
CMS Energy Corp.	6,196	163,079
Consolidated Edison, Inc.	6,845	377,433
Dominion Resources, Inc.	13,475	841,918
DTE Energy Company	4,020	265,240
Integrys Energy Group, Inc.	1,826	102,055
MDU Resources Group, Inc.	4,469	124,998
NiSource, Inc.	7,188	222,037
NorthWestern Corp.	845	37,957
PG&E Corp.	10,316	422,131
Public Service Enterprise Group, Inc.	11,815	389,068
SCANA Corp.	3,195	147,098
Sempra Energy	5,645	483,212
TECO Energy, Inc. (L)	5,130	84,850
Vectren Corp.	1,933	64,466
Wisconsin Energy Corp. (L)	5,261	212,439

		4,592,986
Water Utilities - 0.1%
American States Water Company	656	18,079
American Water Works Company, Inc.	4,074	168,175
Aqua America, Inc.	3,994	98,765
California Water Service Group	1,110	22,555
Connecticut Water Service, Inc.	386	12,414
Middlesex Water Company	573	12,256
SJW Corp.	519	14,542
York Water Company	592	11,881

		358,667

		14,165,564

TOTAL COMMON STOCKS (Cost $316,318,861)		$480,362,969

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,628

TOTAL CORPORATE BONDS (Cost $2,298)		$2,628

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030;
Strike Price: $0.01) (I)	1,041	8,349
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
Sanofi (Expiration Date: 12/31/2020; Strike
Price: EUR 2.00) (I)	6,678	13,490

376

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	557	$198

TOTAL RIGHTS (Cost $26,921)		$22,037

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	456	618
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	72	199

TOTAL WARRANTS (Cost $55,002)		$817

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	1,952,115	19,537,159

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,536,270)		$19,537,159

SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreement - 5.8%
Repurchase Agreement with State Street Corp.
dated 09/30/2013 at 0.000% to be
repurchased at $29,534,000 on 10/01/2013,
collateralized by $25,865,000 U.S. Treasury
Bond, 4.500% due 08/15/2039 (valued at
$30,128,690, including interest)	$29,534,000	$29,534,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,534,000)		$29,534,000

Total Investments (Total Stock Market Index Trust)
(Cost $365,473,352) - 104.0%		$529,459,610
Other assets and liabilities, net - (4.0%)		(20,133,156)

TOTAL NET ASSETS - 100.0%		$509,326,454

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.9%
U.S. Government Agency - 17.9%
Federal Farm Credit Bank 0.480%, 08/27/2015	$1,000,000	$1,000,047
Federal Home Loan Bank 0.500%, 01/08/2016	2,865,000	2,860,599
Federal Home Loan Mortgage Corp.
0.375%, 11/27/2013	5,000,000	5,002,295
0.495%, 09/10/2015	1,350,000	1,349,831
0.500%, 09/14/2015 to 01/11/2016	12,360,000	12,362,370
1.940%, 12/01/2036 (P)	154,199	160,696
2.002%, 12/01/2035 (P)	263,035	271,168
2.197%, 06/01/2036 (P)	315,342	327,997
2.250%, 12/01/2035 (P)	656,290	690,995
2.282%, 11/01/2036 (P)	635,668	670,255
2.356%, 05/01/2034 (P)	740,548	783,299
2.401%, 05/01/2037 (P)	619,177	654,701
2.420%, 08/01/2035 (P)	628,106	661,777
2.461%, 02/01/2036 (P)	550,285	579,242
2.612%, 06/01/2035 (P)	629,490	673,301
Federal National Mortgage Association
0.500%, 08/20/2015 to 01/29/2016	4,855,000	4,855,775
1.887%, 10/01/2035 (P)	979,077	1,020,890
1.922%, 02/01/2035 (P)	817,595	852,025
2.206%, 10/01/2038 (P)	689,183	715,094

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.306%, 01/01/2036 (P)	$840,316	$887,219
2.315%, 05/01/2036 (P)	1,848,186	1,939,325
2.372%, 01/01/2036 (P)	736,979	771,331
2.377%, 07/01/2035 (P)	631,933	668,731
2.379%, 07/01/2035 (P)	1,135,127	1,198,308
2.388%, 02/01/2035 (P)	1,488,496	1,562,619
2.461%, 05/01/2034 (P)	523,947	556,584
6.500%, 10/01/2037	100,117	111,061
Government National Mortgage Association
1.750%, 08/20/2032 to 08/20/2035 (P)	1,361,432	1,411,872

		44,599,407

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $44,638,535)		$44,599,407

CORPORATE BONDS - 42.5%
Consumer Discretionary - 5.5%
American Honda Finance Corp.
0.637%, 05/26/2016 (S)	2,000,000	2,004,534
COX Communications, Inc.
5.450%, 12/15/2014	2,000,000	2,112,788
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	500,044
1.650%, 04/10/2015 (S)	1,000,000	1,009,312
Eaton Corp. 0.950%, 11/02/2015 (S)	750,000	750,143
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	1,000,000	1,043,116
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,853,111
Time Warner Cable, Inc.
3.500%, 02/01/2015	1,500,000	1,539,354
7.500%, 04/01/2014	500,000	516,267
Toyota Motor Credit Corp.
0.406%, 03/10/2015 (P)	1,500,000	1,500,738
Viacom, Inc. 4.375%, 09/15/2014	700,000	722,612

		13,552,019
Consumer Staples - 2.9%
Altria Group, Inc. 8.500%, 11/10/2013	1,000,000	1,008,145
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 07/14/2014	2,000,000	2,017,584
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	150,000
Coca-Cola Enterprises, Inc.
0.563%, 02/18/2014 (P)	2,000,000	2,001,738
Safeway, Inc. 6.250%, 03/15/2014	2,000,000	2,046,820

		7,224,287
Energy - 1.2%
Duke Energy Corp. 3.950%, 09/15/2014	1,000,000	1,031,549
Energy Transfer Partners LP
8.500%, 04/15/2014	1,000,000	1,038,517
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,005,321

		3,075,387
Financials - 16.6%
Abbey National Treasury Services PLC
3.875%, 11/10/2014 (S)	1,500,000	1,547,828
American Express Company
7.250%, 05/20/2014	500,000	521,163

377

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Credit Account
Master Trust 0.232%, 09/15/2016 (P)	$2,935,000	$2,933,277
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,527,437
Americredit Automobile
Receivables Trust 2011-2
1.610%, 10/08/2015	413,481	413,767
Bank of America Corp. 3.700%, 09/01/2015	1,582,000	1,654,016
Bank of Montreal 0.726%, 09/11/2015 (P)	1,500,000	1,507,664
BB&T Corp.
2.050%, 04/28/2014	500,000	503,901
3.200%, 03/15/2016	1,500,000	1,572,186
Capital One Financial Corp.
2.125%, 07/15/2014	1,000,000	1,011,115
7.375%, 05/23/2014	1,000,000	1,042,591
Citigroup, Inc.
4.875%, 05/07/2015	1,750,000	1,837,673
5.125%, 05/05/2014	500,000	513,481
Cooperatieve Centrale Raiffeisen
0.732%, 03/18/2016 (P)	1,000,000	1,003,482
Credit Suisse New York 5.500%, 05/01/2014	2,000,000	2,059,118
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,620,551
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	2,000,000	2,083,734
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	700,413
JPMorgan Chase & Company
3.150%, 07/05/2016	750,000	787,097
3.400%, 06/24/2015	1,000,000	1,041,973
5.125%, 09/15/2014	1,000,000	1,041,132
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	500,000	518,349
Morgan Stanley
0.748%, 10/15/2015 (P)	1,000,000	992,381
4.200%, 11/20/2014	750,000	775,951
National Rural Utilities Cooperative
Finance Corp. 0.509%, 05/27/2016 (P)	2,000,000	2,002,700
PNC Funding Corp.
4.250%, 09/21/2015	1,000,000	1,064,737
5.400%, 06/10/2014	400,000	413,441
Prudential Financial, Inc. 3.875%, 01/14/2015	1,000,000	1,039,472
The Goldman Sachs Group, Inc.
0.666%, 07/22/2015 (P)	1,000,000	994,657
6.000%, 05/01/2014	1,000,000	1,031,089
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,868,701
Wachovia Corp. 5.250%, 08/01/2014	1,000,000	1,038,378
WEA Finance LLC 5.750%, 09/02/2015 (S)	1,000,000	1,087,802
Wells Fargo & Company 1.500%, 07/01/2015	500,000	506,305
Wells Fargo Bank NA 4.750%, 02/09/2015	1,000,000	1,051,247

		41,308,809
Health Care - 2.2%
AbbVie, Inc. 1.027%, 11/06/2015 (P)	2,000,000	2,019,154
Express Scripts Holding Company
2.100%, 02/12/2015	1,500,000	1,524,021
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	2,011,061

		5,554,236
Industrials - 3.3%
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,068,400
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,065,988

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
General Electric Capital Corp.
2.150%, 01/09/2015	$1,000,000	$1,020,796
General Electric Company 0.850%, 10/09/2015	500,000	501,192
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,596,050
PACCAR Financial Corp.
0.536%, 02/08/2016 (P)	1,500,000	1,501,461
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,528,095

		8,281,982
Information Technology - 0.4%
Hewlett-Packard Company
1.802%, 09/19/2014 (P)	1,000,000	1,009,906
Materials - 2.3%
Barrick Gold Corp. 2.900%, 05/30/2016	1,500,000	1,519,335
International Paper Company
5.300%, 04/01/2015	1,000,000	1,063,306
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	2,000,000	2,096,378
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,002,800

		5,681,819
Telecommunication Services - 4.1%
Alltel Corp. 7.000%, 03/15/2016	1,000,000	1,133,470
AT&T, Inc. 2.400%, 08/15/2016	1,500,000	1,549,022
British Telecommunications PLC
1.378%, 12/20/2013 (P)	1,015,000	1,017,210
Telecom Italia Capital SA 5.250%, 11/15/2013	1,000,000	1,004,517
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,445,201
Verizon Communications, Inc.
0.459%, 03/06/2015 (P)(S)	1,500,000	1,495,833
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,000,000	1,015,598
Vodafone Group PLC 5.000%, 09/15/2015	1,500,000	1,616,462

		10,277,313
Utilities - 4.0%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,120,760
Constellation Energy Group, Inc., Sr
Note 4.550%, 06/15/2015	1,000,000	1,057,049
DTE Energy Company 7.625%, 05/15/2014	1,500,000	1,563,853
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,039,837
Exelon Generation Company LLC
5.350%, 01/15/2014	1,000,000	1,013,352
Georgia Power Company
0.574%, 03/15/2016 (P)	2,000,000	1,999,156
NiSource Finance Corp. 5.400%, 07/15/2014	2,000,000	2,071,502

		9,865,509

TOTAL CORPORATE BONDS (Cost $105,825,821)		$105,831,267

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.4%
U.S. Government Agency - 3.4%
Federal National Mortgage Association
Series 2013-26, Class JF,
0.479%, 10/25/2032 (P)	4,367,237	4,363,249
Series 2013-10, Class FT,
0.529%, 04/25/2042 (P)	2,110,880	2,095,314

378

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 4106, Class DF,
0.582%, 09/15/2042 (P)	$2,070,056	$2,042,314

		8,500,877

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,575,907)		$8,500,877

ASSET BACKED SECURITIES - 16.3%
Ally Auto Receivables Trust, Series 2011-5,
Class A3 0.990%, 11/16/2015	1,904,832	1,909,642
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A3,
1.170%, 01/08/2016	553,247	553,758
Series 2011-4, Class A3,
1.170%, 05/09/2016	1,763,474	1,767,047
Series 2011-5, Class A2,
1.190%, 08/08/2015	12,531	12,533
Series 2011-1, Class A3,
1.390%, 09/08/2015	108,980	109,049
BA Credit Card Trust
Series 2006-A8, Class A8,
0.212%, 05/16/2016 (P)	1,500,000	1,499,936
Series 2006-A7, Class A7,
0.222%, 12/15/2016 (P)	218,000	217,036
Series 2007-A6, Class A6,
0.242%, 09/15/2016 (P)	1,000,000	999,836
BMW Vehicle Owner Trust, Series 2011-A,
Class A3 0.760%, 08/25/2015	1,014,221	1,015,345
Cabela’s Master Credit Card Trust,
Series 2010-1A, Class A2
1.632%, 01/16/2018 (P)(S)	4,500,000	4,567,622
CarMax Auto Owner Trust, Series 2013-1,
Class A2 0.420%, 03/15/2016	1,281,436	1,281,267
Chase Issuance Trust
Series 2007-A7, Class A,
0.202%, 06/15/2016 (P)	625,000	623,783
Series 2012-A1, Class A1,
0.282%, 05/16/2016 (P)	1,170,000	1,170,109
Series 2013-A4, Class A4,
0.282%, 05/15/2017 (P)	1,000,000	998,852
Citibank Credit Card Issuance Trust
Series 2002-A4, Class A4,
0.432%, 06/07/2016 (P)	2,000,000	2,001,398
Series 2003-A10, Class A10,
4.750%, 12/10/2015	527,000	531,519
Citibank Omni Master Trust, Series 2009-A17,
Class A17 4.900%, 11/15/2018 (S)	2,000,000	2,093,758
CNH Equipment Trust, Series 2011-B,
Class A3 0.910%, 08/15/2016	458,096	459,115
Discover Card Execution Note Trust
Series 2011-A1, Class A1,
0.532%, 08/15/2016 (P)	325,000	325,356
Series 2012-A3, Class A3,
0.860%, 11/15/2017	2,000,000	2,010,242
Ford Credit Auto Owner Trust
Series 2012-A, Class A3,
0.840%, 08/15/2016	2,027,875	2,031,294
Series 2010-A, Class A4,
2.150%, 06/15/2015	677,640	680,939

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A,
0.732%, 01/15/2017 (P)	$619,000	$619,552
Series 2009-4, Class A,
3.800%, 11/15/2017	2,000,000	2,070,976
Honda Auto Receivables Owner Trust,
Series 2011-3, Class A3
0.880%, 09/21/2015	1,262,606	1,265,191
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	199,954	200,281
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	728,802	730,601
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	375,753	376,424
Series 2011-A, Class A3,
1.160%, 04/15/2015	164,282	164,431
Series 2010-B, Class A4,
1.630%, 03/15/2017	1,835,000	1,854,578
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.442%, 03/15/2016 (P)	900,000	899,981
Mercedes-Benz Auto Lease Trust,
Series 2011-B, Class A4
1.240%, 07/17/2017 (S)	600,000	600,665
Nissan Auto Lease, Series 2013-A, Class A2A
0.450%, 09/15/2015	1,000,000	999,062
Nissan Auto Lease Trust, Series 2012-A,
Class A2B 0.342%, 07/15/2014 (P)	147,944	147,888
Nissan Auto Receivables Owner Trust
Series 2011-B, Class A2,
0.740%, 09/15/2014	6,079	6,079
Series 2011-A, Class A3,
1.180%, 02/16/2015	384,744	385,222
Series 2010-A, Class A4,
1.310%, 09/15/2016	1,334,123	1,337,586
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	575,000	575,754
Toyota Auto Receivables
Series 2012-B, Class A2,
0.360%, 02/17/2015	551,184	551,125
Series 2011-A, Class A3,
0.980%, 10/15/2014	97,439	97,515
Volkswagen Auto Lease Trust, Series 2012-A,
Class A2 0.660%, 11/20/2014	515,461	515,628
Wheels SPV LLC, Series 2012-1, Class A2
1.190%, 03/20/2021 (S)	120,572	120,864

TOTAL ASSET BACKED SECURITIES (Cost $40,497,439)		$40,378,839

SHORT-TERM INVESTMENTS - 19.0%
U.S. Government - 11.7%
U.S. Treasury Bill
0.052%, 11/21/2013 *	7,000,000	6,999,804
0.040%, 03/27/2014 *	12,000,000	11,997,587
0.025%, 11/29/2013 *	10,000,000	9,999,800

		28,997,191
U.S. Government Agency - 4.0%
Federal Home Loan Bank Discount
Notes 0.033%, 11/01/2013 *	10,000,000	9,999,830

379

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 3.3%
Barclays Capital Repurchase Agreement dated
09/30/2013 at 0.060% to be repurchased at
$8,317,014 on 10/01/2013, collateralized by
$8,651,000 U.S. Treasury Notes, 0.750%
due 02/28/2018 (valued at $8,483,357,
including interest)	$8,317,000	$8,317,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,313,514)		$47,314,021

Total Investments (Ultra Short Term Bond Trust)
(Cost $246,851,216) - 99.1%		$246,624,411
Other assets and liabilities, net - 0.9%		2,298,797

TOTAL NET ASSETS - 100.0%		$248,923,208

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 9.2%
Auto Components - 0.2%
Autoliv, Inc.	2,000	$174,780
Dana Holding Corp.	10,500	239,820
Delphi Automotive PLC	15,800	923,036
Lear Corp.	3,500	250,495
TRW Automotive Holdings Corp. (I)	8,200	584,742

		2,172,873
Automobiles - 0.5%
Ford Motor Company	84,900	1,432,263
General Motors Company (I)	100,800	3,625,770

		5,058,033
Distributors - 0.2%
Genuine Parts Company (L)	24,300	1,965,627
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	9,000	187,290
DeVry, Inc. (L)	6,800	207,808
H&R Block, Inc.	10,800	287,928
Hillenbrand, Inc.	4,000	109,480

		792,506
Hotels, Restaurants & Leisure - 3.0%
Burger King Worldwide, Inc.	11,500	224,480
Caesars Entertainment Corp. (I)(L)	3,300	65,043
Einstein Noah Restaurant Group, Inc.	900	15,588
McDonald’s Corp.	172,351	16,581,890
Panera Bread Company, Class A (I)	5,250	832,283
Ruth’s Hospitality Group, Inc.	4,000	47,440
Starbucks Corp.	101,700	7,827,849
Yum! Brands, Inc.	32,900	2,348,731

		27,943,304
Household Durables - 0.2%
Skullcandy, Inc. (I)	2,100	12,978
Taylor Morrison Home Corp., Class A (I)	57,000	1,291,050
Whirlpool Corp.	2,100	307,524

		1,611,552
Leisure Equipment & Products - 0.0%
Hasbro, Inc. (L)	4,400	207,416

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.3%
DIRECTV (I)	10,700	$639,325
Gannett Company, Inc.	20,700	554,553
John Wiley & Sons, Inc., Class A	2,300	109,687
Meredith Corp.	3,700	176,194
Morningstar, Inc.	4,000	317,040
Starz - Liberty Capital (I)	4,300	120,959
Valassis Communications, Inc. (L)	5,900	170,392
Viacom, Inc., Class B	5,800	484,764

		2,572,914
Multiline Retail - 0.6%
Big Lots, Inc. (I)	3,700	137,233
Dollar Tree, Inc. (I)	37,560	2,146,930
Family Dollar Stores, Inc.	12,500	900,250
J.C. Penney Company, Inc. (I)(L)	21,900	193,158
Kohl’s Corp.	12,600	652,050
Sears Holdings Corp. (I)(L)	26,100	1,556,604

		5,586,225
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	8,000	661,440
AutoNation, Inc. (I)	14,300	746,031
AutoZone, Inc. (I)	4,400	1,860,012
Barnes & Noble, Inc. (I)(L)	8,300	107,402
Bed Bath & Beyond, Inc. (I)	48,400	3,744,224
Best Buy Company, Inc.	13,400	502,500
CST Brands, Inc. (L)	4,059	120,958
Express, Inc. (I)	5,600	132,104
GameStop Corp., Class A	11,192	555,683
Guess?, Inc. (L)	6,400	191,040
O’Reilly Automotive, Inc. (I)	7,100	905,889
Ross Stores, Inc.	39,100	2,846,480
Sears Hometown and Outlet Stores, Inc. (I)	6,700	212,725
Staples, Inc.	50,500	739,825
The Gap, Inc.	8,600	346,408
The Home Depot, Inc.	10,000	758,500
TJX Companies, Inc.	120,800	6,811,912

		21,243,133
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	48,400	2,639,252
Deckers Outdoor Corp. (I)(L)	2,500	164,800
Iconix Brand Group, Inc. (I)	5,900	195,998
NIKE, Inc., Class B	123,720	8,987,021
Ralph Lauren Corp.	8,400	1,383,732
VF Corp.	15,310	3,047,456

		16,418,259

		85,571,842
Consumer Staples - 21.5%
Beverages - 5.4%
Beam, Inc.	5,600	362,040
Brown-Forman Corp., Class B	22,198	1,512,350
Monster Beverage Corp. (I)	25,340	1,324,015
PepsiCo, Inc.	264,876	21,057,642
The Coca-Cola Company	688,000	26,061,440

		50,317,487
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	42,900	4,938,648
CVS Caremark Corp.	96,900	5,499,075
Rite Aid Corp. (I)	60,000	285,600
Safeway, Inc.	18,400	588,616
SUPERVALU, Inc. (I)	24,200	199,166

380

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Sysco Corp. (L)	118,100	$3,759,123
The Kroger Company	16,300	657,542
Wal-Mart Stores, Inc.	287,180	21,239,833
Walgreen Company	42,900	2,308,020

		39,475,623
Food Products - 1.9%
Campbell Soup Company	29,600	1,205,016
ConAgra Foods, Inc.	11,900	361,046
General Mills, Inc.	119,400	5,721,648
Hormel Foods Corp.	26,600	1,120,392
Kellogg Company	41,400	2,431,422
Kraft Foods Group, Inc.	7,400	388,056
McCormick & Company, Inc., Non-
Voting Shares	21,700	1,403,990
Mead Johnson Nutrition Company	15,900	1,180,734
Post Holdings, Inc. (I)	2,500	100,925
The Hershey Company	27,400	2,534,500
The J.M. Smucker Company	7,600	798,304

		17,246,033
Household Products - 5.8%
Church & Dwight Company, Inc.	24,900	1,495,245
Colgate-Palmolive Company	161,380	9,569,834
Energizer Holdings, Inc.	2,700	246,105
Kimberly-Clark Corp.	63,200	5,954,704
The Clorox Company	23,300	1,904,076
The Procter & Gamble Company	468,500	35,413,915

		54,583,879
Personal Products - 0.5%
Herbalife, Ltd. (L)	15,200	1,060,504
Nu Skin Enterprises, Inc., Class A	5,400	516,996
The Estee Lauder Companies, Inc., Class A	41,662	2,912,174

		4,489,674
Tobacco - 3.7%
Altria Group, Inc.	51,200	1,758,720
Lorillard, Inc.	66,570	2,981,005
Philip Morris International, Inc.	312,884	27,092,626
Reynolds American, Inc.	57,800	2,819,484
Universal Corp. (L)	2,800	142,604

		34,794,439

		200,907,135
Energy - 3.5%
Energy Equipment & Services - 0.1%
Gulfmark Offshore, Inc., Class A	3,100	157,759
Helmerich & Payne, Inc.	3,800	262,010
Patterson-UTI Energy, Inc.	10,800	230,904

		650,673
Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	24,790	2,110,621
Chevron Corp.	108,671	13,203,527
ConocoPhillips	36,200	2,516,262
Exxon Mobil Corp.	58,600	5,041,944
Harvest Natural Resources, Inc. (I)(L)	3,600	19,260
Hess Corp.	10,700	827,538
HollyFrontier Corp. (L)	7,300	307,403
James River Coal Company (I)	9,100	18,018
Marathon Oil Corp.	43,600	1,520,768
Marathon Petroleum Corp.	21,000	1,350,720
Murphy Oil Corp.	8,400	506,688
Occidental Petroleum Corp.	14,935	1,397,020

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group, Inc. (I)	14,400	$25,200
Phillips 66	29,100	1,682,562
Tesoro Corp.	7,800	343,044
Valero Energy Corp.	31,300	1,068,895
WPX Energy, Inc. (I)	11,500	221,490

		32,160,960

		32,811,633
Financials - 6.5%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	4,800	437,184
Apollo Investment Corp.	20,100	163,815
Ares Capital Corp.	11,900	205,751
Federated Investors, Inc., Class B (L)	8,400	228,144
Fifth Street Finance Corp.	14,929	153,619
Franklin Resources, Inc.	8,800	444,840
FXCM, Inc., Class A	6,800	134,300
Golub Capital BDC, Inc. (L)	6,100	105,774
Invesco, Ltd.	8,900	283,910
Legg Mason, Inc. (L)	7,100	237,424
Main Street Capital Corp.	3,100	92,783
Morgan Stanley	65,700	1,770,615
PennantPark Investment Corp.	11,100	124,986
Solar Capital, Ltd.	6,200	137,454
State Street Corp.	10,500	690,375
The Bank of New York Mellon Corp.	17,200	519,268
The Goldman Sachs Group, Inc.	15,800	2,499,718
Waddell & Reed Financial, Inc., Class A	3,700	190,476

		8,420,436
Commercial Banks - 0.2%
Columbia Banking System, Inc.	4,900	121,030
Popular, Inc. (I)	8,200	215,086
Wells Fargo & Company	34,700	1,433,804

		1,769,920
Consumer Finance - 0.2%
Capital One Financial Corp.	9,700	666,778
Cash America International, Inc.	3,600	163,008
Nelnet, Inc., Class A	1,900	73,055
Portfolio Recovery Associates, Inc. (I)	3,400	203,796
SLM Corp.	36,300	903,870
World Acceptance Corp. (I)	1,800	161,856

		2,172,363
Diversified Financial Services - 2.5%
Bank of America Corp.	446,872	6,166,834
Citigroup, Inc.	162,200	7,868,322
JPMorgan Chase & Company	174,200	9,004,398
The NASDAQ OMX Group, Inc.	5,100	163,659

		23,203,213
Insurance - 2.4%
ACE, Ltd.	4,300	402,308
Aflac, Inc.	37,700	2,337,023
American Equity Investment Life
Holding Company (L)	7,400	157,028
American Financial Group, Inc.	6,400	345,984
American International Group, Inc.	93,100	4,527,453
Aon PLC	5,100	379,644
Aspen Insurance Holdings, Ltd.	4,700	170,563
Assurant, Inc.	10,100	546,410
Assured Guaranty, Ltd.	9,200	172,500
Enstar Group, Ltd. (I)	400	54,640

381

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Fidelity National Financial, Inc., Class A	9,400	$250,040
Genworth Financial, Inc., Class A (I)	46,100	589,619
Hartford Financial Services Group, Inc.	37,500	1,167,000
Lincoln National Corp.	23,100	969,969
Loews Corp.	5,300	247,722
Maiden Holdings, Ltd.	3,400	40,154
MBIA, Inc. (I)	10,900	111,507
MetLife, Inc.	57,200	2,685,540
Old Republic International Corp.	11,000	169,400
Primerica, Inc.	5,200	209,768
Principal Financial Group, Inc.	15,800	676,556
Protective Life Corp.	6,700	285,085
Prudential Financial, Inc.	26,900	2,097,662
StanCorp Financial Group, Inc. (L)	4,900	269,598
Symetra Financial Corp.	14,800	263,736
The Allstate Corp.	15,000	758,250
The Travelers Companies, Inc.	10,700	907,039
Torchmark Corp.	6,700	484,745
Unum Group	24,800	754,912
Validus Holdings, Ltd.	7,800	288,444

		22,320,299
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	21,600	487,512
ARMOUR Residential REIT, Inc.	38,400	161,280
Chimera Investment Corp.	95,900	291,536
CYS Investments, Inc.	18,000	146,340
General Growth Properties, Inc.	18,700	360,723
Hatteras Financial Corp.	8,200	153,422
Invesco Mortgage Capital, Inc.	11,500	176,985
NorthStar Realty Finance Corp.	20,200	187,456
PennyMac Mortgage Investment Trust	8,400	190,512
Starwood Property Trust, Inc.	10,700	256,479
Two Harbors Investment Corp.	27,100	263,141

		2,675,386
Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (I)	7	787
The St. Joe Company (I)	4,500	88,290

		89,077
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. (I)	25,700	187,096

		60,837,790
Health Care - 26.2%
Biotechnology - 1.4%
Amgen, Inc.	28,400	3,179,096
Biogen Idec, Inc. (I)	26,950	6,488,482
Celgene Corp. (I)	12,400	1,908,732
Gilead Sciences, Inc. (I)	19,402	1,219,222
Idenix Pharmaceuticals, Inc. (I)(L)	10,700	55,747
PDL BioPharma, Inc. (L)	20,400	162,588
Theravance, Inc. (I)(L)	10,300	421,167

		13,435,034
Health Care Equipment & Supplies - 5.7%
Abbott Laboratories	211,901	7,032,994
Baxter International, Inc.	94,501	6,207,771
Becton, Dickinson and Company	38,600	3,860,772
C.R. Bard, Inc.	13,990	1,611,648
CareFusion Corp. (I)	7,300	269,370
Covidien PLC	81,900	4,990,986
DENTSPLY International, Inc.	11,100	481,851
Edwards Lifesciences Corp. (I)	20,120	1,400,956

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. (I)(L)	10,200	$1,016,430
Intuitive Surgical, Inc. (I)	7,070	2,660,229
Medtronic, Inc.	207,766	11,063,540
ResMed, Inc. (L)	24,100	1,272,962
St. Jude Medical, Inc.	54,300	2,912,652
Stryker Corp.	57,900	3,913,461
Varian Medical Systems, Inc. (I)(L)	19,800	1,479,654
Zimmer Holdings, Inc.	36,400	2,989,896

		53,165,172
Health Care Providers & Services - 4.5%
Aetna, Inc.	36,663	2,347,165
AmerisourceBergen Corp.	16,500	1,008,150
Amsurg Corp. (I)	3,800	150,860
Cardinal Health, Inc.	13,000	677,950
Cigna Corp.	18,400	1,414,224
Community Health Systems, Inc.	9,700	402,550
Express Scripts Holding Company (I)	98,000	6,054,440
HCA Holdings, Inc.	22,600	966,150
Health Management
Associates, Inc., Class A (I)	29,100	372,480
Henry Schein, Inc. (I)(L)	15,700	1,628,090
Humana, Inc.	14,400	1,343,952
Laboratory Corp. of America Holdings (I)	33,400	3,311,276
LifePoint Hospitals, Inc. (I)	6,200	289,106
MEDNAX, Inc. (I)	12,700	1,275,080
Patterson Companies, Inc.	12,300	494,460
Quest Diagnostics, Inc. (L)	27,400	1,693,046
Tenet Healthcare Corp. (I)	8,500	350,115
UnitedHealth Group, Inc.	215,722	15,447,852
Universal Health Services, Inc., Class B	3,400	254,966
WellPoint, Inc.	26,600	2,224,026

		41,705,938
Health Care Technology - 0.3%
Cerner Corp. (I)	44,780	2,353,189
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (I)	8,700	651,021
Mettler-Toledo International, Inc. (I)	2,501	600,465
Techne Corp.	4,900	392,294
Waters Corp. (I)	15,200	1,614,392

		3,258,172
Pharmaceuticals - 14.0%
AbbVie, Inc.	63,300	2,831,409
Allergan, Inc.	51,774	4,682,958
Bristol-Myers Squibb Company	252,200	11,671,816
Eli Lilly & Company	213,101	10,725,373
Endo Health Solutions, Inc. (I)	6,700	304,448
Forest Laboratories, Inc. (I)	7,100	303,809
Johnson & Johnson	506,300	43,891,147
Merck & Company, Inc.	556,256	26,483,348
Perrigo Company	5,600	690,928
Pfizer, Inc.	1,035,094	29,717,549

		131,302,785

		245,220,290
Industrials - 4.5%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.	3,400	331,704
Engility Holdings, Inc. (I)(L)	3,700	117,401
Exelis, Inc.	18,800	295,348
General Dynamics Corp.	19,100	1,671,632
Huntington Ingalls Industries, Inc.	3,200	215,680

382

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	7,600	$718,200
National Presto Industries, Inc.	200	14,082
Raytheon Company	16,700	1,287,069
Rockwell Collins, Inc.	3,500	237,510
United Technologies Corp.	7,000	754,740

		5,643,366
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc. (L)	28,800	1,715,328
Airlines - 0.1%
Delta Air Lines, Inc. (L)	17,500	412,825
Spirit Airlines, Inc. (I)	6,500	222,755
United Continental Holdings, Inc. (I)	7,500	230,325

		865,905
Commercial Services & Supplies - 0.4%
Cenveo, Inc. (I)	3,600	10,620
Deluxe Corp. (L)	5,600	233,296
Pitney Bowes, Inc. (L)	15,200	276,488
Quad/Graphics, Inc. (L)	3,300	100,188
R.R. Donnelley & Sons Company (L)	11,600	183,280
Rollins, Inc.	13,900	368,489
Stericycle, Inc. (I)	15,400	1,777,160
United Stationers, Inc.	3,800	165,300
Waste Management, Inc.	10,300	424,772

		3,539,593
Construction & Engineering - 0.1%
AECOM Technology Corp. (I)	5,700	178,239
Jacobs Engineering Group, Inc. (I)	4,200	244,356
Tutor Perini Corp. (I)	2,800	59,696

		482,291
Electrical Equipment - 0.2%
Eaton Corp. PLC	12,600	867,384
Emerson Electric Company	12,700	821,690

		1,689,074
Industrial Conglomerates - 2.2%
3M Company	125,300	14,962,073
Danaher Corp.	86,200	5,975,384

		20,937,457
Machinery - 0.1%
Dover Corp.	4,100	368,303
Navistar International Corp. (I)(L)	3,300	120,384
Oshkosh Corp. (I)(L)	4,700	230,206

		718,893
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	4,300	16,899
Professional Services - 0.2%
FTI Consulting, Inc. (I)	3,200	120,960
The Dun & Bradstreet Corp. (L)	4,500	467,325
Verisk Analytics, Inc., Class A (I)	20,800	1,351,168

		1,939,453
Road & Rail - 0.0%
Avis Budget Group, Inc. (I)	5,800	167,214
Trading Companies & Distributors - 0.4%
Fastenal Company	27,700	1,391,925
W.W. Grainger, Inc.	8,700	2,276,877

		3,668,802

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	12,500	$261,625

		41,645,900
Information Technology - 26.2%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (I)	21,900	176,295
Cisco Systems, Inc.	430,919	10,092,123
Harris Corp.	4,700	278,710
QUALCOMM, Inc.	274,402	18,483,719
ViaSat, Inc. (I)(L)	7,200	459,000

		29,489,847
Computers & Peripherals - 2.2%
Apple, Inc.	14,360	6,846,130
Dell, Inc.	107,300	1,477,521
EMC Corp.	229,600	5,868,576
Hewlett-Packard Company	232,449	4,876,780
Lexmark International, Inc., Class A	7,000	231,000
Seagate Technology PLC	11,300	494,262
Western Digital Corp.	18,500	1,172,900

		20,967,169
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (I)	8,700	422,211
Avnet, Inc.	4,200	175,182
Corning, Inc.	58,200	849,138
Ingram Micro, Inc., Class A (I)	13,800	318,090
SYNNEX Corp. (I)	2,800	172,060
TE Connectivity, Ltd.	10,100	522,978
Tech Data Corp. (I)	2,400	119,784

		2,579,443
Internet Software & Services - 4.2%
Google, Inc., Class A (I)	44,521	38,996,389
j2 Global, Inc.	4,000	198,080
United Online, Inc.	13,600	108,528
VistaPrint NV (I)(L)	6,400	361,728

		39,664,725
IT Services - 7.1%
Accenture PLC, Class A	111,600	8,218,224
Amdocs, Ltd.	29,900	1,095,536
Automatic Data Processing, Inc.	83,300	6,029,254
Booz Allen Hamilton Holding Corp.	5,100	98,532
Broadridge Financial Solutions, Inc.	9,600	304,800
CACI International, Inc., Class A (I)(L)	2,300	158,953
Cognizant Technology
Solutions Corp., Class A (I)	46,700	3,835,004
Computer Sciences Corp.	5,200	269,048
Fiserv, Inc. (I)	8,800	889,240
FleetCor Technologies, Inc. (I)	2,200	242,352
Global Payments, Inc.	13,000	664,040
Higher One Holdings, Inc. (I)	5,600	42,952
IBM Corp.	193,802	35,888,254
Jack Henry & Associates, Inc.	15,600	805,116
ManTech International Corp., Class A (L)	6,100	175,436
Mastercard, Inc., Class A	2,600	1,749,228
NeuStar, Inc., Class A (I)(L)	12,800	633,344
Paychex, Inc. (L)	58,000	2,357,120
Teradata Corp. (I)	21,200	1,175,328
The Western Union Company	55,800	1,041,228
Total Systems Services, Inc.	18,700	550,154

		66,223,143

383

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 0.0%
Xerox Corp.	38,700	$398,223
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)	6,300	253,323
Intel Corp.	146,000	3,346,320
Marvell Technology Group, Ltd.	22,400	257,600
Micron Technology, Inc. (I)	28,000	489,160
Texas Instruments, Inc.	19,100	769,157

		5,115,560
Software - 8.7%
ANSYS, Inc. (I)	16,700	1,444,884
Citrix Systems, Inc. (I)	31,900	2,252,459
FactSet Research Systems, Inc. (L)	7,890	860,799
Intuit, Inc. (L)	49,300	3,269,083
MICROS Systems, Inc. (I)(L)	13,800	689,172
Microsoft Corp.	1,361,936	45,366,088
Oracle Corp.	740,539	24,563,679
Rovi Corp. (I)	9,300	178,281
Symantec Corp.	62,000	1,534,500
Synopsys, Inc. (I)	23,300	878,410

		81,037,355

		245,475,465
Materials - 0.3%
Chemicals - 0.3%
LyondellBasell Industries NV, Class A	18,500	1,354,755
Sigma-Aldrich Corp. (L)	12,100	1,032,130

		2,386,885
Containers & Packaging - 0.0%
Avery Dennison Corp.	4,100	178,432
Metals & Mining - 0.0%
Reliance Steel & Aluminum Company	2,700	197,829
Paper & Forest Products - 0.0%
International Paper Company	7,200	322,560
Resolute Forest Products, Inc. (I)	8,900	117,658

		440,218

		3,203,364
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	57,005	1,927,909
CenturyLink, Inc.	14,400	451,872
Frontier Communications Corp. (L)	53,800	224,346
Vonage Holdings Corp. (I)	15,100	47,414
Windstream Holdings, Inc. (L)	27,400	219,200

		2,870,741

		2,870,741
Utilities - 0.4%
Electric Utilities - 0.2%
American Electric Power Company, Inc.	8,800	381,480
Entergy Corp.	8,250	521,318
Exelon Corp.	29,900	886,236
FirstEnergy Corp.	7,500	273,375

		2,062,409
Gas Utilities - 0.0%
UGI Corp.	5,300	207,389
Multi-Utilities - 0.2%
Consolidated Edison, Inc.	5,900	325,326

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	28,600	$941,798

		1,267,124

		3,536,922

TOTAL COMMON STOCKS (Cost $751,205,348)		$922,081,082

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	2,484,191	24,862,285

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,861,071)		$24,862,285

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	12,160,855	12,160,855

TOTAL SHORT-TERM INVESTMENTS (Cost $12,160,855)		$12,160,855

Total Investments (U.S. Equity Trust)
(Cost $788,227,274) - 102.5%		$959,104,222
Other assets and liabilities, net - (2.5%)		(23,754,666)

TOTAL NET ASSETS - 100.0%		$935,349,556

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.0%
Consumer Discretionary - 9.1%
Media - 9.1%
Astro Malaysia Holdings Bhd	2,774,700	$2,481,969
Comcast Corp., Special Class A	434,813	18,857,840
Liberty Global PLC, Class A (I)	85,831	6,810,690
Liberty Global PLC, Series C (I)	55,427	4,180,859
Sirius XM Radio, Inc.	65,250	252,518
Telenet Group Holding NV	4,661	232,104
Time Warner Cable, Inc.	80,669	9,002,660
Twenty-First Century Fox, Inc., Class A	23,840	798,640

		42,617,280
Energy - 16.9%
Energy Equipment & Services - 1.2%
Ensco PLC, Class A	54,062	2,905,833
Noble Corp.	68,560	2,589,511
Oil, Gas & Consumable Fuels - 15.7%
Anadarko Petroleum Corp.	22,447	2,087,347
Cabot Oil & Gas Corp.	31,188	1,163,936
Cheniere Energy, Inc. (I)	51,197	1,747,866
Enbridge, Inc. (L)	106,921	4,465,552
Energen Corp.	67,211	5,134,248
EQT Corp.	109,746	9,736,665
Kinder Morgan, Inc.	399,424	14,207,512
Noble Energy, Inc.	49,356	3,307,346
ONEOK Partners LP	49,180	2,607,032
QEP Midstream Partners LP (I)	22,820	516,645
QEP Resources, Inc.	156,321	4,328,528
Spectra Energy Corp.	192,763	6,598,277
The Williams Companies, Inc.	227,302	8,264,701
TransCanada Corp. (L)	66,300	2,912,553

384

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	124,964	$6,608,096

		79,181,648
Telecommunication Services - 16.8%
Diversified Telecommunication Services - 9.8%
American Tower Corp.	106,427	7,889,434
Bezeq The
Israeli Telecommunication Corp., Ltd.	3,129,476	5,755,312
CenturyLink, Inc.	118,056	3,704,597
Frontier Communications Corp. (L)	156,870	654,148
Portugal Telecom SGPS SA (L)	555,088	2,502,106
TDC A/S	520,873	4,406,826
Telecom Italia RSP	3,975,695	2,637,245
Telefonica Brasil SA, ADR (L)	112,513	2,524,792
Telefonica Deutschland Holding AG	160,198	1,265,159
Verizon Communications, Inc.	84,395	3,937,871
Windstream Holdings, Inc. (L)	743,642	5,949,136
Xl Axiata Tbk PT	3,303,000	1,210,008
Ziggo NV	95,392	3,864,706

		46,301,340
Wireless Telecommunication Services - 7.0%
Cellcom Israel, Ltd. (I)(L)	170,739	1,886,666
KDDI Corp.	4,800	247,074
MegaFon OAO, GDR	39,297	1,385,678
Mobile TeleSystems OJSC, ADR	286,887	6,386,105
SBA Communications Corp., Class A (I)	48,205	3,878,574
Tele2 AB, B Shares	294,374	3,765,870
Tim Participacoes SA, ADR (L)	235,017	5,539,351
Turkcell Iletisim Hizmetleri AS (I)	581,665	3,427,830
Vodafone Group PLC	1,784,694	6,293,236

		32,810,384

		79,111,724
Utilities - 50.2%
Electric Utilities - 21.0%
American Electric Power Company, Inc.	152,308	6,602,552
CEZ AS	79,528	2,056,570
Cheung Kong Infrastructure Holdings, Ltd.	486,000	3,374,174
Cia Paranaense de Energia, ADR (L)	107,712	1,503,660
CLP Holdings, Ltd.	226,000	1,843,581
Duke Energy Corp.	90,353	6,033,773
Edison International	181,205	8,346,302
EDP - Energias de Portugal SA	3,872,989	14,149,975
EDP - Energias do Brasil SA	831,100	4,522,432
Great Plains Energy, Inc.	107,706	2,391,073
ITC Holdings Corp. (L)	25,668	2,409,198
Light SA	243,980	2,083,897
NextEra Energy, Inc.	145,649	11,675,224
Northeast Utilities	103,963	4,288,474
OGE Energy Corp.	199,744	7,208,761
Pinnacle West Capital Corp.	52,190	2,856,881
Portland General Electric Company (L)	184,606	5,211,427
PPL Corp.	108,682	3,301,759
Red Electrica Corp. SA	83,376	4,759,632
SSE PLC	145,722	3,480,435
The Southern Company	5,520	227,314
Transmissora Alianca de Energia Eletrica SA	15,470	148,676

		98,475,770
Gas Utilities - 6.8%
AGL Resources, Inc.	42,140	1,939,704
APA Group, Ltd.	111,823	623,073
China Resources Gas Group, Ltd.	976,000	2,508,616

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Enagas SA	277,686	$6,824,240
Gas Natural SDG SA	153,680	3,221,419
Hong Kong & China Gas Company, Ltd.	110,000	263,729
Infraestructura Energetica Nova
SAB de CV (I)	215,000	830,960
ONEOK, Inc.	171,122	9,124,225
Questar Corp.	50,060	1,125,849
Snam SpA	1,058,520	5,364,327

		31,826,142
Independent Power Producers & Energy Traders - 9.5%
AES Corp.	735,167	9,770,369
Aksa Enerji Uretim As (I)	1,267,401	1,851,898
Calpine Corp. (I)	625,669	12,156,749
China Longyuan Power Group Corp., H Shares	1,590,000	1,651,731
Dynegy, Inc. (I)(L)	24,180	467,158
EDP Renovaveis SA	1,509,685	7,847,229
NRG Energy, Inc.	399,764	10,925,550

		44,670,684
Multi-Utilities - 12.5%
AGL Energy, Ltd.	106,310	1,529,999
Alliant Energy Corp.	57,180	2,833,269
Ameren Corp.	14,340	499,606
Canadian Utilities, Ltd.	6,880	236,647
CenterPoint Energy, Inc.	248,476	5,955,970
CMS Energy Corp.	434,442	11,434,513
Dominion Resources, Inc.	124,180	7,758,766
DTE Energy Company	14,080	928,998
GDF Suez	203,789	5,122,174
National Grid PLC	119,294	1,411,270
NiSource, Inc.	103,364	3,192,914
PG&E Corp.	28,115	1,150,466
Public Service Enterprise Group, Inc.	264,757	8,718,448
Sempra Energy	95,276	8,155,626

		58,928,666
Water Utilities - 0.4%
Aguas Andinas SA	446,391	306,968
Cia de Saneamento de Minas Gerais	103,600	1,636,060

		1,943,028

		235,844,290

TOTAL COMMON STOCKS (Cost $410,605,866)		$436,754,942

PREFERRED SECURITIES - 5.2%
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Oi SA	461,000	890,259
Utilities - 5.0%
Electric Utilities - 3.9%
Cia Paranaense de Energia	219,000	3,107,679
Companhia Energetica de Minas Gerais	620,575	5,387,295
Nextera Energy, Inc., 5.889%	58,790	3,212,286
PPL Corp., 8.750%	125,124	6,722,913
Multi-Utilities - 1.1%
Dominion Resources, Inc., 6.125%	47,530	2,535,250
Dominion Resources, Inc., 6.000%	47,530	2,540,479

TOTAL PREFERRED SECURITIES (Cost $26,313,684)		$24,396,161

CORPORATE BONDS - 0.3%
Utilities - 0.3%

385

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric Utilities - 0.1%
Enel SpA
8.750%, 09/24/2073 (S)	$612,000	$623,105
Independent Power Producers & Energy Traders - 0.2%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	589,000	634,648

TOTAL CORPORATE BONDS (Cost $1,213,141)		$1,257,753

CONVERTIBLE BONDS - 0.8%
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp.
4.000%, 10/01/2014	$1,393,000	$3,704,506

TOTAL CONVERTIBLE BONDS (Cost $2,831,970)		$3,704,506

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.1739% (W)(Y)	2,219,317	22,211,365

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,210,802)		$22,211,365

SHORT-TERM INVESTMENTS - 0.4%
Commercial Paper - 0.4%
HSBC Americas, Inc. 0.050%, 10/01/2013	$2,016,000	$2,016,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,000)		$2,016,000

Total Investments (Utilities Trust)
(Cost $465,191,463) - 104.4%		$490,340,727
Other assets and liabilities, net - (4.4%)		(20,579,506)

TOTAL NET ASSETS - 100.0%		$469,761,221

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Consumer Discretionary - 14.2%
Auto Components - 2.5%
Johnson Controls, Inc.	342,775	$14,225,159
Household Durables - 3.2%
Newell Rubbermaid, Inc.	640,579	17,615,923
Multiline Retail - 1.0%
Family Dollar Stores, Inc.	78,261	5,636,357
Specialty Retail - 7.5%
Advance Auto Parts, Inc.	146,917	12,147,098
Ascena Retail Group, Inc. (I)	835,100	16,643,543
Express, Inc. (I)	576,808	13,606,901

		42,397,542

		79,874,981
Consumer Staples - 4.3%
Food Products - 3.3%
ConAgra Foods, Inc.	615,838	18,684,525
Personal Products - 1.0%
Avon Products, Inc.	263,775	5,433,765

		24,118,290

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.5%
Energy Equipment & Services - 2.3%
Noble Corp.	339,442	$12,820,724
Oil, Gas & Consumable Fuels - 5.2%
Newfield Exploration Company (I)	489,188	13,389,076
The Williams Companies, Inc.	440,781	16,026,797

		29,415,873

		42,236,597
Financials - 21.4%
Capital Markets - 4.1%
Northern Trust Corp.	217,227	11,814,977
Stifel Financial Corp. (I)	280,641	11,568,022

		23,382,999
Commercial Banks - 6.7%
BB&T Corp.	380,242	12,833,168
Comerica, Inc.	332,420	13,067,430
Wintrust Financial Corp.	289,748	11,899,950

		37,800,548
Insurance - 7.8%
ACE, Ltd.	178,528	16,703,080
Marsh & McLennan Companies, Inc.	380,133	16,554,792
Willis Group Holdings PLC	243,181	10,537,033

		43,794,905
Real Estate Management & Development - 2.8%
Forest City Enterprises, Inc., Class A (I)	838,368	15,878,690

		120,857,142
Health Care - 9.6%
Health Care Equipment & Supplies - 1.7%
CareFusion Corp. (I)	268,095	9,892,706
Health Care Providers & Services - 6.4%
Brookdale Senior Living, Inc. (I)	395,494	10,401,492
HealthSouth Corp.	485,138	16,727,558
Universal Health Services, Inc., Class B	119,840	8,986,802

		36,115,852
Life Sciences Tools & Services - 1.5%
PerkinElmer, Inc.	220,281	8,315,608

		54,324,166
Industrials - 16.5%
Construction & Engineering - 2.3%
Foster Wheeler AG (I)	499,168	13,148,085
Electrical Equipment - 2.6%
The Babcock & Wilcox Company	428,386	14,445,176
Machinery - 5.9%
Ingersoll-Rand PLC	221,272	14,369,404
Snap-on, Inc.	189,065	18,811,968

		33,181,372
Professional Services - 2.1%
Robert Half International, Inc.	298,397	11,646,435
Road & Rail - 3.6%
Swift Transportation Company (I)	468,370	9,456,390
Werner Enterprises, Inc.	473,073	11,036,793

		20,493,183

		92,914,251

386

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 6.4%
Computers & Peripherals - 1.3%
Diebold, Inc.	251,944	$7,397,076
Electronic Equipment, Instruments & Components - 2.8%
Flextronics International, Ltd. (I)	1,217,722	11,069,093
FLIR Systems, Inc.	155,018	4,867,565

		15,936,658
IT Services - 1.5%
Fidelity National Information Services, Inc.	181,913	8,448,040
Office Electronics - 0.8%
Zebra Technologies Corp., Class A (I)	95,447	4,345,702

		36,127,476
Materials - 7.1%
Chemicals - 2.8%
W.R. Grace & Company (I)	178,397	15,591,898
Containers & Packaging - 4.3%
Sealed Air Corp.	474,596	12,904,265
Sonoco Products Company	289,881	11,287,966

		24,192,231

		39,784,129
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
tw telecom, Inc. (I)	522,661	15,609,271
Utilities - 5.5%
Electric Utilities - 1.9%
Edison International	230,736	10,627,700
Gas Utilities - 1.1%
ONEOK, Inc.	118,030	6,293,360
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	597,574	14,323,849

		31,244,909

TOTAL COMMON STOCKS (Cost $419,493,809)		$537,091,212

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
State Street Institutional Liquid Reserves
Fund, 0.0640% (Y)	29,820,578	29,820,578

TOTAL SHORT-TERM INVESTMENTS (Cost $29,820,578)		$29,820,578

Total Investments (Value Trust) (Cost $449,314,387) - 100.6%		$566,911,790
Other assets and liabilities, net - (0.6%)		(3,164,054)

TOTAL NET ASSETS - 100.0%		$563,747,736

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar

INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR - American Depositary Receipts

CMT - Constant Maturity Treasury

ETF - Exchange Traded Fund

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipts

IO - Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR - London Interbank Offered Rate

NVDR - Non Voting Depositary Receipts

PIK - Paid-in-kind

PO - Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

REIT - Real Estate Investment Trust

TBA - To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD - To Be Determined

USGG - U.S. Generic Government Yield Index

(A) The subadvisor is an affiliate of the advisor.

(C) Security purchased on a when-issued or delayed delivery basis.

(D) All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.

(F) All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.

(G) The portfolio’s subadvisor is shown parenthetically.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(L) A portion of the security is on loan as of September 30, 2013.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(N) Strike price and/or expiration date not available.

(O) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(P) Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

387

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2013 (Unaudited) (showing percentage of total net assets)

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Portfolio of Investments.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of September 30, 2013.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

388

Notes to the Portfolio of Investments (unaudited)

Nine Month Period Ended September 30, 2013

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The portfolios may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described . Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments for American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Balanced PS Series, Lifestyle Conservative Trust, Lifestyle Conservative PS Series, Lifestyle Growth Trust, Lifestyle Growth PS Series, Lifestyle Moderate Trust,

389

Lifestyle Moderate PS Series, Small Cap Opportunities Trust, Small Company Growth Trust, Small Company Value Trust, U.S. Equity Trust and Value Trust, are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Core Trust and Growth Equity Trust are categorized as Level 1 under the hierarchy described above, including futures.

All investments for All Cap Value Trust, Real Estate Securities Trust and Small Cap Value Trust are categorized as Level 1 under the hierarchy above, except for repurchase agreements which are categorized as Level 2.

All investments for 500 Index B Trust and Mid Cap Index Trust are categorized as Level 1 under the hierarchy above including futures, except for repurchase agreements which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures, which are categorized as Level 1.

All investments for Bond PS Series are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures, which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above including forward foreign currency contracts, except for money market funds and futures, which are categorized as Level 1.

All investments for Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures, which are categorized as Level 1.

All investments for Core Bond Trust and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2013, by major security category or type:

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Active Bond Trust

U.S. Government & Agency Obligations	$226,883,879	—	$226,883,879	—
Foreign Government Obligations	8,012,821	—	8,012,821	—
Corporate Bonds	387,827,968	—	387,664,641	$163,327

390

Capital Preferred Securities	10,038,599	—	10,038,599	—
Convertible Bonds	258,825	—	258,825	—
Term Loans	2,605,381	—	2,605,381	—
Municipal Bonds	2,450,500	—	2,450,500	—
Collateralized Mortgage Obligations	211,998,466	—	210,544,899	1,453,567
Asset Backed Securities	40,977,307	—	39,663,677	1,313,630
Common Stocks	1,505	—	1,505	—
Preferred Securities	5,750,290	$5,177,038	573,252	—
Securities Lending Collateral	235,976	235,976	—	—
Short-Term Investments	21,752,595	21,752,595	—	—

Total Investments in Securities	$918,794,112	$27,165,609	$888,697,979	$2,930,524
Other Financial Instruments:
Futures	$197,210	$197,210	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Alpha Opportunities Trust

Common Stocks
Consumer Discretionary	$172,855,621	$151,970,118	$20,885,503	—
Consumer Staples	42,598,259	29,387,591	13,210,668	—
Energy	68,787,142	59,186,392	9,600,750	—
Financials	110,094,130	98,397,000	11,345,940	$351,190
Health Care	120,813,332	102,820,404	17,992,928	—
Industrials	140,317,732	120,486,899	19,830,833	—
Information Technology	159,387,663	148,845,913	10,541,750	—
Materials	44,805,823	39,618,235	5,187,588	—
Telecommunication Services	6,055,248	6,055,248	—	—
Utilities	7,809,245	7,809,245	—	—
Warrants	1,446,671	—	1,446,671	—
Rights	778	—	778	—
Securities Lending Collateral	63,029,292	63,029,292	—	—
Short-Term Investments	30,300,000	—	30,300,000	—

Total Investments in Securities	$968,300,936	$827,606,337	$140,343,409	$351,190

391

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Blue Chip Growth Trust

Common Stocks
Consumer Discretionary	$488,535,215	$487,310,300	$1,224,915	—
Consumer Staples	63,398,812	63,398,812	—	—
Energy	83,730,125	83,730,125	—	—
Financials	142,723,497	142,723,497	—	—
Health Care	264,433,500	264,433,500	—	—
Industrials	254,024,612	254,024,612	—	—
Information Technology	435,562,764	420,392,672	15,170,092	—
Materials	83,643,167	83,643,167	—	—
Telecommunication Services	36,696,723	33,909,879	2,786,844	—
Securities Lending Collateral	88,511,622	88,511,622	—	—
Short-Term Investments	12,290,274	12,290,274	—	—

Total Investments in Securities	$1,953,550,311	$1,934,368,460	$19,181,851	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Capital Appreciation Trust

Common Stocks
Consumer Discretionary	$266,211,595	$231,793,155	$34,418,440	—
Consumer Staples	100,511,053	100,511,053	—	—
Energy	51,482,187	51,482,187	—	—
Financials	26,795,503	26,795,503	—	—
Health Care	200,217,372	200,217,372	—	—
Industrials	94,311,392	88,095,301	6,216,091	—
Information Technology	318,846,399	318,846,399	—	—
Materials	25,976,232	25,976,232	—	—
Telecommunication Services	9,289,230	9,289,230	—	—
Securities Lending Collateral	67,447,099	67,447,099	—	—
Short-Term Investments	127,273	127,273	—	—

Total Investments in Securities	$1,161,215,335	$1,120,580,804	$40,634,531	—

392

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Capital Appreciation Value Trust

Common Stocks
Consumer Discretionary	$27,160,015	$27,160,015	—	—
Consumer Staples	29,736,536	24,104,659	$5,631,877	—
Energy	7,707,598	7,707,598	—	—
Financials	40,507,337	40,507,337	—	—
Health Care	33,399,818	33,399,818	—	—
Industrials	30,374,055	30,374,055	—	—
Information Technology	28,121,619	28,121,619	—	—
Telecommunication Services	6,586,718	6,586,718	—	—
Utilities	12,567,117	12,567,117	—	—
Preferred Securities
Financials	1,006,657	1,006,657	—	—
Utilities	308,250	308,250	—	—
U.S. Government & Agency Obligations	6,437,028	—	6,437,028	—
Corporate Bonds	55,362,333	—	55,362,333	—
Convertible Bonds	1,505,053	—	1,505,053	—
Term Loans	28,028,475	—	28,028,475	—
Collateralized Mortgage Obligations	12,602,088	—	12,602,088	—
Asset Backed Securities	2,318,546	—	2,318,546	—
Securities Lending Collateral	1,453,943	1,453,943	—	—
Short-Term Investments	28,405,396	27,930,808	474,588	—

Total Investments in Securities	$353,588,582	$241,228,594	$112,359,988	—
Other Financial Instruments:
Written Options	($1,003,035)	($683,092)	($319,943)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Core Allocation Plus Trust

Common Stocks
Consumer Discretionary	$21,825,210	$15,458,792	$6,366,418	—
Consumer Staples	7,433,595	6,263,280	1,170,315	—
Energy	8,281,783	8,019,150	262,633	—

393

Financials	18,508,120	11,514,183	6,993,937	—
Health Care	26,043,046	23,584,586	2,458,460	—
Industrials	14,726,796	9,544,424	5,182,372	—
Information Technology	22,340,099	20,525,962	1,814,137	—
Materials	3,808,618	2,167,127	1,641,491	—
Telecommunication Services	2,264,705	1,290,591	974,114	—
Utilities	2,465,063	1,877,127	587,936	—
Preferred Securities
Consumer Discretionary	79,886	—	—	$79,886
Financials	137,350	137,350	—	—
U.S. Government & Agency Obligations	21,984,549	—	21,984,549	—
Foreign Government Obligations	249,207	—	249,207	—
Corporate Bonds	23,364,896	—	23,364,896	—
Convertible Bonds	16,703	—	16,703	—
Capital Preferred Securities	105,375	—	105,375	—
Municipal Bonds	1,503,859	—	1,503,859	—
Collateralized Mortgage Obligations	2,112,473	—	2,112,473	—
Asset Backed Securities	1,050,681	—	1,050,681	—
Investment Companies	108,425	108,425	—	—
Rights	2,278	2,278	—	—
Warrants	30,491	30,491	—	—
Securities Lending Collateral	5,907,327	5,907,327	—	—
Short-Term Investments	11,900,000	—	11,900,000	—

Total Investments in Securities	$196,250,535	$106,431,093	$89,739,556	$79,886
Other Financial Instruments:
Futures	$123,849	$123,849	—	—
Forward Foreign Currency Contracts	($1,086)	—	($1,086)	—
Credit Default Swaps	$246,722	—	$246,722	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Disciplined Diversification Trust

Common Stocks
Consumer Discretionary	$24,328,939	$16,465,529	$7,862,618	$792
Consumer Staples	14,585,401	9,478,605	5,106,796	—
Energy	15,868,966	12,984,366	2,857,415	27,185

394

Financials	33,440,414	19,873,309	13,535,944	31,161
Health Care	17,224,082	14,201,885	3,021,498	699
Industrials	24,379,001	14,597,246	9,780,130	1,625
Information Technology	22,274,917	17,882,680	4,392,237	—
Materials	11,899,657	6,774,872	5,123,105	1,680
Telecommunication Services	5,453,162	3,645,220	1,807,942	—
Utilities	5,156,495	3,283,246	1,873,249	—
Preferred Securities
Consumer Discretionary	24,145	24,145	—	—
Consumer Staples	16,132	16,132	—	—
Financials	42,926	42,926	—	—
Health Care	66	—	66	—
Industrials	22,123	22,123	—	—
Materials	72,277	72,277	—	—
Telecommunication Services	9,569	9,569	—	—
Utilities	23,935	23,935	—	—
U.S. Government & Agency Obligations	70,070,624	—	70,070,624	—
Warrants	645	645	—	—
Rights	3,873	3,426	46	401
Securities Lending Collateral	10,933,329	10,933,329	—	—
Short-Term Investments	573,125	573,125	—	—

Total Investments in Securities	$256,403,803	$130,908,590	$125,431,670	$63,543

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Emerging Markets Value Trust

Common Stocks
Australia	$203,501	—	$203,501	—
Brazil	85,663,017	$85,663,017	—	—
Chile	20,877,940	20,877,940	—	—
China	110,103,767	16,380,515	93,534,621	$188,631
Colombia	1,650,350	1,650,350	—	—
Czech Republic	3,177,931	—	3,177,931	—
Hong Kong	49,576,211	3,306,788	46,205,276	64,147
Hungary	6,048,165	—	6,048,165	—
India	64,116,699	2,551,787	61,541,524	23,388

395

Indonesia	25,502,903	—	25,157,061	345,842
Israel	144,180	—	144,180	—
Malaysia	47,794,545	—	47,794,545	—
Mexico	68,373,244	68,264,024	—	109,220
Philippines	10,730,388	—	10,730,388	—
Poland	21,081,241	—	21,081,241	—
Russia	61,824,772	—	61,824,772	—
South Africa	75,243,669	10,251,541	64,992,128	—
South Korea	176,631,795	39,207,064	137,352,500	72,231
Taiwan	157,862,260	3,301,279	154,560,981	—
Thailand	36,777,501	—	36,777,501	—
Turkey	19,673,970	—	19,668,268	5,702
United States	22,017	—	22,017	—
Preferred Securities
Brazil	28,526,735	28,526,735	—	—
Colombia	676,639	676,639	—	—
Corporate Bonds	5	—	—	5
Rights	10,621	10,621	—	—
Warrants	34,195	34,179	16	—
Securities Lending Collateral	109,266,802	109,266,802	—	—
Short-Term Investments	118,583	118,583	—	—

Total Investments in Securities	$1,181,713,646	$390,087,864	$790,816,616	$809,166

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Equity-Income Trust

Common Stocks
Consumer Discretionary	$198,744,981	$198,744,981	—	—
Consumer Staples	99,125,944	99,125,944	—	—
Energy	302,068,769	299,014,784	$3,053,985	—
Financials	404,021,287	404,021,287	—	—
Health Care	129,369,771	125,639,239	3,730,532	—
Industrials	299,584,746	299,584,746	—	—
Information Technology	197,366,279	197,366,279	—	—
Materials	99,507,641	99,507,641	—	—
Telecommunication Services	71,292,195	56,460,182	14,832,013	—

396

Utilities	108,524,118	108,524,118	—	—
Preferred Securities
Consumer Discretionary	13,033,985	13,033,985	—	—
Financials	1,046,355	1,046,355	—	—
Securities Lending Collateral	107,140,415	107,140,415	—	—
Short-Term Investments	132,628,689	132,628,689	—	—

Total Investments in Securities	$2,163,455,175	$2,141,838,645	$21,616,530	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Financial Services Trust

Common Stocks
Consumer Discretionary	$2,780,317	$2,780,317	—	—
Consumer Staples	5,266,400	5,266,400	—	—
Energy	5,206,464	5,206,464	—	—
Financials	139,949,044	121,903,766	$14,107,241	$2,938,037
Information Technology	14,912,296	14,912,296	—	—
Securities Lending Collateral	6,248,459	6,248,459	—	—
Short-Term Investments	381,000	—	381,000	—

Total Investments in Securities	$173,743,980	$156,317,702	$14,488,241	$2,938,037

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Fundamental All Cap Core Trust

Common Stocks
Consumer Discretionary	$360,960,417	$360,960,417	—	—
Consumer Staples	67,549,194	15,080,584	$52,468,610	—
Energy	141,843,283	141,843,283	—	—
Financials	354,185,013	354,185,013	—	—
Health Care	30,357,496	30,357,496	—	—
Industrials	65,371,248	65,371,248	—	—
Information Technology	448,237,894	448,237,894	—	—
Materials	35,569,984	35,569,984	—	—
Short-Term Investments	9,490,000	—	9,490,000	—

Total Investments in Securities	$1,513,564,529	$1,451,605,919	$61,958,610	—

397

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Fundamental Large Cap Value Trust

Common Stocks
Consumer Discretionary	$82,405,795	$74,063,862	$8,341,933	—
Consumer Staples	60,542,783	31,693,260	28,849,523	—
Energy	79,467,975	79,467,975	—	—
Financials	174,582,641	174,582,641	—	—
Health Care	31,159,441	31,159,441	—	—
Industrials	33,469,100	33,469,100	—	—
Information Technology	94,670,583	94,670,583	—	—
Materials	8,537,797	8,537,797	—	—
Short-Term Investments	10,052,000	—	10,052,000	—

Total Investments in Securities	$574,888,115	$527,644,659	$47,243,456	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Fundamental Value Trust

Common Stocks
Consumer Discretionary	$166,889,217	$160,057,619	$6,831,598	—
Consumer Staples	227,660,744	207,920,322	19,740,422	—
Energy	119,974,576	119,974,576	—	—
Financials	565,211,208	507,383,147	57,828,061	—
Health Care	100,009,325	100,009,325	—	—
Industrials	75,245,817	37,096,027	38,149,790	—
Information Technology	158,265,421	158,265,421	—	—
Materials	83,620,926	78,530,066	5,090,860	—
Corporate Bonds	220,834	—	220,834	—
Securities Lending Collateral	3,587,471	3,587,471	—	—
Short-Term Investments	26,857,780	—	26,857,780	—
Total Investments in Securities	$1,527,543,319	$1,372,823,974	$154,719,345	—

398

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Global Bond Trust

U.S. Government & Agency Obligations	$95,179,158	—	$95,179,158	—
Foreign Government Obligations	437,898,862	—	437,898,862	—
Corporate Bonds	209,879,056	—	209,879,056	—
Municipal Bonds	395,662	—	395,662	—
Collateralized Mortgage Obligations	103,034,332	—	103,034,332	—
Asset Backed Securities	16,886,407	—	16,886,407	—
Term Loans	10,160,556	—	10,160,556	—
Preferred Securities	2,303,383	$217,266	—	$2,086,117
Escrow Shares	2,787,375	—	2,787,375	—
Purchased Options	1,533,025	—	1,533,025	—
Short-Term Investments	32,832,471	—	32,832,471	—

Total Investments in Securities	$912,890,287	$217,266	$910,586,904	$2,086,117
Reverse Repurchase Agreements	($14,782,250)	—	($14,782,250)	—
Other Financial Instruments:
Futures	$113,542	$113,542	—	—
Forward Foreign Currency Contracts	($1,735,821)	—	($1,735,821)	—
Written Options	($2,241,482)	—	($2,236,075)	($5,407)
Interest Rate Swaps	($33,987)	—	($33,987)	—
Credit Default Swaps	$329,058	—	$329,058	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Global Trust

Common Stocks
Brazil	$9,537,975	$9,537,975	—	—
Canada	9,884,253	9,884,253	—	—
China	3,577,641	2,621,767	$955,874	—
France	76,419,272	—	76,419,272	—
Germany	37,873,666	—	37,873,666	—
Hong Kong	2,106,044	—	2,106,044	—
India	2,535,326	2,535,326	—	—
Ireland	12,559,835	2,407,422	10,152,413	—

399

Italy	24,438,859	—	24,438,859	—
Japan	20,221,133	—	20,221,133	—
Netherlands	42,036,576	—	42,036,576	—
Portugal	8,463,546	—	8,463,546	—
Singapore	17,911,228	5,657,252	12,253,976	—
South Korea	23,680,173	6,912,528	16,767,645	—
Spain	6,864,135	—	6,864,135	—
Sweden	8,158,948	—	8,158,948	—
Switzerland	41,617,970	10,412,766	31,205,204	—
Turkey	5,638,188	5,638,188	—	—
United Kingdom	74,702,679	—	74,702,679	—
United States	212,988,263	212,988,263	—	—
Securities Lending Collateral	19,163,475	19,163,475	—	—
Short-Term Investments	10,000,000	—	10,000,000	—

Total Investments in Securities	$670,379,185	$287,759,215	$382,619,970	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Health Sciences Trust

Common Stocks
Consumer Staples	$687,548	$367,841	$319,707	—
Financials	306,470	306,470	—	—
Health Care	238,833,271	226,754,947	12,044,920	$33,404
Industrials	2,317,732	2,317,732	—	—
Information Technology	2,736,904	2,736,904	—	—
Materials	500,976	500,976	—	—
Preferred Securities
Health Care	122,507	—	—	122,507
Information Technology	168,800	—	—	168,800
Convertible Bonds	131,751	—	131,751	—
Rights	2,663	2,663	—	—
Warrants	8,664	—	8,664	—
Short-Term Investments	4,476,084	4,476,084	—	—

Total Investments in Securities	$250,293,370	$237,463,617	$12,505,042	$324,711
Other Financial Instruments:
Written Options	($232,148)	($232,148)	—	—

400

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
High Yield Trust

Foreign Government Obligations	$4,545,883	—	$4,545,883	—
Corporate Bonds	341,689,830	—	341,016,685	$673,145
Capital Preferred Securities	1,635,700	—	1,635,700	—
Convertible Bonds	76,687	—	76,687	—
Term Loans	9,679,658	—	9,679,658	—
Common Stocks	8,827,584	$4,128,968	33,751	4,664,865
Preferred Securities	11,686,238	9,170,792	2,515,446	—
Escrow Certificates	45,563	—	45,563	—
Warrants	36,569	—	36,569	—
Securities Lending Collateral	7,653,315	7,653,315	—	—
Short-Term Investments	7,497,000	—	7,497,000	—

Total Investments in Securities	$393,374,027	$20,953,075	$367,082,942	$5,338,010
Other Financial Instruments:
Futures	$64,058	$64,058	—	—
Forward Foreign Currency Contracts	($85,109)	—	($85,109)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Income Trust

Corporate Bonds	$141,485,743	—	$141,485,743	—
Convertible Bonds	5,003,104	—	5,003,104	—
Term Loans	9,292,541	—	9,292,541	—
Common Stocks	246,600,410	$223,244,389	22,380,335	$975,686
Preferred Securities	26,043,932	17,783,838	7,296,039	964,055
Warrants	369,108	369,108	—	—
Equity Linked Securities	1,332,900	—	1,332,900	—
Securities Lending Collateral	15,538,583	15,538,583	—	—
Short-Term Investments	7,200,000	—	7,200,000	—

Total Investments in Securities	$452,866,321	$256,935,918	$193,990,662	$1,939,741

401

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
International Core Trust

Common Stocks
Australia	$41,337,944	—	$41,337,944	—
Austria	4,295,448	—	4,295,448	—
Belgium	6,817,034	—	6,817,034	—
Canada	10,437,400	$10,437,400	—	—
China	1,832,580	—	1,832,580	—
Denmark	1,339,274	—	1,339,274	—
Finland	11,042,771	—	11,042,771	—
France	104,686,558	—	104,686,558	—
Germany	47,948,837	—	47,948,837	—
Greece	2,944,214	—	2,944,214	—
Hong Kong	17,295,127	—	17,295,127	—
Ireland	465,042	—	465,042	—
Isle of Man	860,327	—	860,327	—
Israel	1,309,045	—	1,309,045	—
Italy	40,389,584	—	40,389,584	—
Japan	176,789,547	—	175,857,790	$931,757
Luxembourg	923,771	—	923,771	—
Netherlands	40,278,358	—	40,278,358	—
New Zealand	4,164,539	—	4,164,539	—
Norway	4,019,382	—	4,019,382	—
Portugal	3,530,489	—	3,530,489	—
Singapore	7,758,390	—	7,758,390	—
Spain	66,958,885	—	66,958,885	—
Sweden	9,024,035	—	9,024,035	—
Switzerland	26,074,824	—	26,074,824	—
United Kingdom	170,189,308	—	170,189,308	—
United States	1,793,389	1,793,389	—	—
Preferred Securities	5,467,254	—	5,467,254	—
Rights
Spain	102,777	102,777	—	—
United Kingdom	687,590	687,590	—	—
Securities Lending Collateral	62,753,350	62,753,350	—	—

402

Short-Term Investments	21,131,133	21,131,133	—	—

Total Investments in Securities	$894,648,206	$96,905,639	$796,810,810	$931,757
Other Financial Instruments:
Futures	($100,630)	($100,630)	—	—
Forward Foreign Currency Contracts	($1,002,197)	—	($1,002,197)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
International Equity Index Trust B

Common Stocks
Australia	$37,565,453	—	$37,565,453	—
Austria	1,294,783	—	1,294,783	—
Belgium	5,536,671	—	5,536,671	—
Brazil	7,771,898	$7,771,898	—	—
Canada	46,212,585	46,212,585	—	—
Chile	1,902,176	1,902,176	—	—
China	20,093,932	—	20,093,932	—
Colombia	1,687,996	1,445,421	—	$242,575
Czech Republic	367,401	—	367,401	—
Denmark	5,491,838	—	5,491,838	—
Egypt	64,149	—	64,149	—
Finland	4,077,649	—	4,077,649	—
France	45,491,643	—	45,491,643	—
Germany	38,207,488	—	38,207,488	—
Greece	90,693	—	90,693	—
Guernsey, Channel Islands	288,591	—	288,591	—
Hong Kong	20,040,859	—	20,040,859	—
Hungary	312,987	—	312,987	—
India	7,852,008	5,295,470	2,556,538	—
Indonesia	3,263,625	6,905	3,256,720	—
Ireland	3,267,991	95,551	3,172,440	—
Israel	2,174,921	51,322	2,123,599	—
Italy	9,089,209	—	9,089,209	—
Japan	102,448,650	—	102,292,843	155,807
Jersey, Channel Islands	248,165	—	248,165	—
Luxembourg	1,582,535	—	1,582,535	—

403

Macau	209,900	—	209,900	—
Malaysia	5,013,180	—	5,013,180	—
Mexico	7,131,970	7,013,684	118,286	—
Netherlands	21,118,498	—	21,118,498	—
New Zealand	499,435	—	499,435	—
Norway	3,692,096	—	3,692,096	—
Peru	444,468	444,468	—	—
Philippines	1,005,633	—	1,005,633	—
Poland	2,064,507	—	2,064,507	—
Portugal	765,909	—	765,909	—
Russia	8,645,396	5,620,607	3,024,789	—
Singapore	7,165,274	—	7,165,274	—
South Africa	10,185,235	—	10,185,235	—
South Korea	21,011,732	200,134	20,811,598	—
Spain	14,636,066	—	14,636,066	—
Sweden	14,983,914	—	14,983,914	—
Switzerland	46,991,214	—	46,991,214	—
Taiwan	11,828,500	—	11,828,500	—
Thailand	3,104,251	—	3,104,251	—
Turkey	2,468,549	—	2,468,549	—
Ukraine	29,138	—	29,138	—
United Kingdom	89,478,519	—	89,478,519	—
United States	2,010,190	2,010,190	—	—
Preferred Securities
Brazil	7,554,384	7,554,384	—	—
Germany	2,626,693	—	2,626,693	—
South Korea	944,856	—	944,856	—
Rights	209,689	207,553	2,136	—
Securities Lending Collateral	34,247,200	34,247,200	—	—
Short-Term Investments	11,449,532	—	11,449,532	—

Total Investments in Securities	$697,941,824	$120,079,548	$577,463,894	$398,382
Other Financial Instruments:
Futures	$56,866	$56,866	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs

404

International Growth Stock Trust

Common Stocks
Australia	$15,765,280	—	$15,765,280	—
Belgium	8,635,944	—	8,635,944	—
Brazil	17,324,954	$17,324,954	—	—
Canada	41,390,746	41,390,746	—	—
China	27,915,323	12,493,387	15,421,936	—
Denmark	8,938,497	—	8,938,497	—
France	24,803,307	—	24,803,307	—
Germany	44,307,567	—	44,307,567	—
Hong Kong	25,322,927	—	25,322,927	—
Ireland	6,414,904	—	6,414,904	—
Israel	8,367,061	8,367,061	—	—
Japan	31,505,550	—	31,505,550	—
Mexico	12,710,170	12,710,170	—	—
Netherlands	13,814,319	—	13,814,319	—
Singapore	20,494,991	8,224,579	12,270,412	—
South Korea	17,577,173	—	17,577,173	—
Spain	8,861,414	—	8,861,414	—
Sweden	20,751,466	—	20,751,466	—
Switzerland	54,247,666	—	54,247,666	—
Taiwan	5,287,166	—	5,287,166	—
Turkey	5,388,378	—	5,388,378	—
United Kingdom	90,418,809	—	90,418,809	—
Preferred Securities	6,077,605	—	6,077,605	—
Short-Term Investments	47,901,888	47,901,888	—	—

Total Investments in Securities	$564,223,105	$148,412,785	$415,810,320	—

				Level 3 Significant
Total Market Value at		Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
International Small Company Trust

Common Stocks
Australia	$5,510,388	$31,490	$5,471,823	$7,075
Austria	1,206,729	—	1,206,729	—
Bahamas	12,091	—	12,091	—
Belgium	1,309,465	—	1,309,465	—

405

Bermuda	516,603	—	516,603	—
Cambodia	23,671	—	23,671	—
Canada	9,453,148	9,444,124	9,024	—
Cayman Islands	12,758	12,758	—	—
China	54,936	—	54,936	—
Cyprus	36,463	—	36,463	—
Denmark	1,360,556	—	1,360,556	—
Finland	2,810,651	—	2,810,651	—
France	4,334,441	—	4,334,441	—
Germany	5,050,584	—	5,050,584	—
Gibraltar	179,613	—	179,613	—
Greece	660,812	—	660,629	183
Guernsey, Channel Islands	3,578	3,578	—	—
Hong Kong	2,947,721	—	2,886,052	61,669
Ireland	1,849,226	—	1,849,226	—
Isle of Man	13,030	—	13,030	—
Israel	674,385	—	674,385	—
Italy	3,373,727	—	3,373,727	—
Japan	24,341,620	—	24,117,231	224,389
Jersey, Channel Islands	94,336	—	94,336	—
Liechtenstein	99,897	—	99,897	—
Luxembourg	442,016	—	442,016	—
Malta	54,690	—	54,690	—
Mongolia	2,508	—	2,508	—
Netherlands	2,325,752	—	2,325,752	—
New Zealand	972,506	—	972,506	—
Norway	1,176,611	—	1,176,611	—
Papua New Guinea	3,493	—	3,493	—
Portugal	479,148	—	479,148	—
Russia	8,802	—	8,802	—
Singapore	1,400,290	—	1,400,290	—
Spain	2,384,135	—	2,384,135	—
Sweden	4,200,044	—	4,200,044	—
Switzerland	5,357,205	—	5,357,205	—
Taiwan	—	—	—	—
United Arab Emirates	68,433	—	68,433	—
United Kingdom	23,644,678	—	23,643,761	917

406

United States	209,349	103,225	106,124	—
Preferred Securities	440	—	440	—
Warrants	252	165	87	—
Securities Lending Collateral	3,226,740	3,226,740	—	—
Short-Term Investments	342,204	342,204	—	—

Total Investments in Securities	$112,229,725	$13,164,284	$98,771,208	$294,233

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
International Value Trust

Common Stocks
Australia	$996,809	—	$996,809	—
Brazil	8,994,426	$8,994,426	—	—
Canada	74,883,819	74,883,819	—	—
China	49,300,076	8,511,457	40,788,619	—
France	184,446,044	—	184,446,044	—
Germany	62,178,719	—	62,178,719	—
Hong Kong	30,069,992	—	30,069,992	—
India	6,073,001	—	6,073,001	—
Ireland	10,065,721	—	10,065,721	—
Italy	32,487,844	—	32,487,844	—
Japan	66,903,529	—	66,903,529	—
Netherlands	108,022,803	—	108,022,803	—
Norway	28,496,275	—	28,496,275	—
Singapore	12,010,163	12,010,163	—	—
South Korea	118,673,050	26,488,007	92,185,043	—
Spain	17,042,572	—	17,042,572	—
Sweden	12,848,286	—	12,848,286	—
Switzerland	108,628,331	12,007,574	96,620,757	—
Taiwan	6,661,833	—	6,661,833	—
United Kingdom	209,617,441	—	209,617,441	—
United States	12,756,180	12,756,180	—	—
Securities Lending Collateral	42,255,636	42,255,636	—	—
Short-Term Investments	46,000,000	—	46,000,000	—

Total Investments in Securities	$1,249,412,550	$197,907,262	$1,051,505,288	—

407

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Investment Quality Bond Trust

U.S. Government & Agency Obligations	$111,664,685	—	$111,664,685	—
Foreign Government Obligations	2,855,311	—	2,855,311	—
Corporate Bonds	172,564,706	—	172,564,706	—
Capital Preferred Securities	740,435	—	740,435	—
Convertible Bonds	34,388	—	34,388	—
Municipal Bonds	12,101,989	—	12,101,989	—
Collateralized Mortgage Obligations	16,523,703	—	16,423,353	$100,350
Asset Backed Securities	9,844,277	—	9,844,277	—
Term Loans	1,298,110	—	1,298,110	—
Preferred Securities	906,510	$906,510	—	—
Securities Lending Collateral	653,220	653,220	—	—
Short-Term Investments	17,700,000	—	17,700,000	—

Total Investments in Securities	$346,887,334	$1,559,730	$345,227,254	$100,350
Other Financial Instruments:
Futures	$32,340	$32,340	—	—
Forward Foreign Currency Contracts	($60,550)	—	($60,550)	—
Interest Rate Swaps	($673,434)	—	($673,434)	—
Credit Default Swaps	$2,065,103	—	$2,065,103	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Mid Cap Stock Trust

Common Stocks
Consumer Discretionary	$217,391,244	$206,943,509	$10,447,735	—
Consumer Staples	53,063,023	53,063,023	—	—
Energy	37,444,442	37,444,442	—	—
Financials	47,980,020	45,735,855	—	$2,244,165
Health Care	112,975,054	106,973,913	6,001,141	—
Industrials	140,787,236	134,214,280	6,572,956	—
Information Technology	239,202,879	239,006,267	196,613	—
Materials	18,146,505	18,146,505	—	—
Securities Lending Collateral	185,852,218	185,852,218	—	—

408

Short-Term Investments	34,900,000	—	34,900,000	—

Total Investments in Securities	$1,087,742,622	$1,027,380,012	$58,118,445	$2,244,165

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Mid Value Trust

Common Stocks
Consumer Discretionary	$77,489,544	$75,106,523	$2,383,021	—
Consumer Staples	85,498,390	85,498,390	—	—
Energy	83,673,413	83,673,413	—	—
Financials	226,403,426	225,705,108	698,318	—
Health Care	75,352,745	75,352,745	—	—
Industrials	84,892,077	84,892,077	—	—
Information Technology	75,460,295	75,460,295	—	—
Materials	81,920,860	79,354,381	2,566,479	—
Telecommunication Services	8,198,234	8,198,234	—	—
Utilities	78,252,610	78,252,610	—	—
Preferred Securities	349,668	349,668	—	—
Convertible Bonds
Financials	961,316	—	961,316	—
Materials	2,954,959	—	2,954,959	—
Securities Lending Collateral	100,083,826	100,083,826	—	—
Short-Term Investments	40,834,951	40,834,951	—	—

Total Investments in Securities	$1,022,326,314	$1,012,762,221	$9,564,093	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Mutual Shares Trust

Common Stocks
Consumer Discretionary	$61,562,644	$37,240,234	$24,322,410	—
Consumer Staples	83,770,543	62,495,103	21,275,440	—
Energy	73,322,365	52,932,145	20,390,220	—
Financials	126,041,466	98,768,282	23,878,160	$3,395,024
Health Care	68,946,355	68,946,355	—	—
Industrials	28,423,042	16,153,764	12,269,278	—

409

Information Technology	77,324,409	72,371,410	4,952,999	—
Materials	33,510,485	24,777,462	8,733,023	—
Telecommunication Services	14,847,263	—	14,847,263	—
Utilities	15,270,231	11,613,485	3,656,746	—
Corporate Bonds	15,506,048	—	15,506,048	—
Term Loans	17,135,584	—	17,135,584	—
Securities Lending Collateral	14,570,600	14,570,600	—	—
Short-Term Investments	41,941,215	—	41,941,215	—

Total Investments in Securities	$672,172,250	$459,868,840	$208,908,386	$3,395,024
Other Financial Instruments:
Forward Foreign Currency Contracts	($3,872,349)	—	($3,872,349)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Natural Resources Trust

Common Stocks
Energy	$86,656,804	$67,133,685	$19,523,119	—
Industrials	3,614,995	1,080,384	2,534,611	—
Information Technology	805,447	805,447	—	—
Materials	59,999,922	33,880,740	26,119,182	—
Utilities	2,800,125	2,800,125	—	—
Securities Lending Collateral	3,147,089	3,147,089	—	—
Short-Term Investments	2,430,000	—	2,430,000	—

Total Investments in Securities	$159,454,382	$108,847,470	$50,606,912	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Real Return Bond Trust

U.S. Government & Agency Obligations	$108,150,197	—	$108,150,197	—
Foreign Government Obligations	3,074,231	—	3,074,231	—
Corporate Bonds	10,387,962	—	10,387,962	—
Collateralized Mortgage Obligations	6,592,479	$121,000	6,471,479	—
Asset Backed Securities	3,228,654	—	3,228,654	—
Purchased Options	27,102	—	27,102	—
Short-Term Investments	64,799,388	—	64,799,388	—

410

Total Investments in Securities	$196,260,013	$121,000	$196,139,013	—
Other Financial Instruments:
Futures	($56,506)	($56,506)	—	—
Forward Foreign Currency Contracts	($95,144)	—	($95,144)	—
Written Options	($64,176)	—	($60,783)	($3,393)
Interest Rate Swaps	($280,295)	—	($280,295)	—
Inflation Swaps	($34,900)	—	($34,900)	—
Credit Default Swaps	($7,578)	—	($7,578)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Science & Technology Trust

Common Stocks
Consumer Discretionary	$46,096,759	$43,791,600	$2,305,159	—
Consumer Staples	167,370	—	—	$167,370
Health Care	3,450,070	3,450,070	—	—
Industrials	1,382,137	1,382,137	—	—
Information Technology	314,055,178	298,241,360	15,728,246	85,572
Materials	1,239,853	414,349	825,504	—
Telecommunication Services	1,356,368	—	1,356,368	—
Preferred Securities
Information Technology	4,583,691	—	—	4,583,691
Unaffiliated Investment Companies	632,676	632,676	—	—
Securities Lending Collateral	35,435,287	35,435,287	—	—
Short-Term Investments	24,997,921	22,013,921	2,984,000	—

Total Investments in Securities	$433,397,310	$405,361,400	$23,199,277	$4,836,633

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Small Cap Growth Trust

Common Stocks
Consumer Discretionary	$83,045,411	$79,841,969	$3,203,442	—
Consumer Staples	18,193,161	18,193,161	—	—
Energy	24,514,258	23,529,801	984,457	—
Financials	11,150,379	11,150,379	—	—

411

Health Care	75,017,396	72,207,101	2,810,295	—
Industrials	106,031,765	106,031,765	—	—
Information Technology	154,022,058	153,914,875	107,183	—
Materials	15,071,470	15,071,470	—	—
Preferred Securities	2,326,225	—	—	$2,326,225
Securities Lending Collateral	120,654,119	120,654,119	—	—
Short-Term Investments	300,000	—	300,000	—

Total Investments in Securities	$610,326,242	$600,594,640	$7,405,377	$2,326,225

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Small Cap Index Trust

Common Stocks
Consumer Discretionary	$55,514,583	$55,514,583	—	—
Consumer Staples	15,890,901	15,890,901	—	—
Energy	22,303,819	22,303,819	—	—
Financials	88,960,025	88,960,025	—	—
Health Care	51,289,244	51,289,244	—	—
Industrials	57,841,985	57,714,743	$127,242	—
Information Technology	72,193,219	72,193,219	—	—
Materials	19,387,860	19,387,860	—	—
Telecommunication Services	3,275,181	3,275,181	—	—
Utilities	11,933,768	11,933,768	—	—
Investment Companies	60,417	60,417	—	—
Rights	6,070	6,070	—	—
Warrants	1,596	1,596	—	—
Securities Lending Collateral	80,346,339	80,346,339	—	—
Short-Term Investments	22,686,000	—	22,686,000	—

Total Investments in Securities	$501,691,007	$478,877,765	$22,813,242	—
Other Financial Instruments:
Futures	$952,563	$952,563	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Smaller Company Growth Trust

412

Common Stocks
Consumer Discretionary	$33,472,801	$33,472,801	—	—
Consumer Staples	6,014,247	6,014,247	—	—
Energy	18,800,400	18,800,400	—	—
Financials	15,599,190	15,599,190	—	—
Health Care	46,587,193	46,587,193	—	—
Industrials	49,980,886	49,972,367	$8,519	—
Information Technology	57,796,387	57,796,387	—	—
Materials	11,451,864	11,451,864	—	—
Telecommunication Services	7,488,166	7,488,166	—	—
Utilities	18,605	18,605	—	—
Rights	232	232	—	—
Warrants	353	353	—	—
Securities Lending Collateral	46,202,635	46,202,635	—	—
Short-Term Investments	7,336,920	—	7,336,920	—

Total Investments in Securities	$300,749,879	$293,404,440	$7,345,439	—
Other Financial Instruments:
Futures	$41,569	$41,569	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Strategic Equity Allocation Trust

Common Stocks
Consumer Discretionary	$1,022,041,693	$738,527,323	$283,514,370	—
Consumer Staples	791,608,136	516,768,339	274,839,797	—
Energy	725,126,212	554,934,545	170,191,667	—
Financials	1,620,225,425	995,390,752	623,963,993	$870,680
Health Care	970,654,893	725,289,155	245,365,738	—
Industrials	990,883,388	670,469,345	320,414,043	—
Information Technology	1,132,297,514	1,025,326,943	106,970,571	—
Materials	433,735,710	231,103,330	202,632,380	—
Telecommunication Services	266,048,998	130,807,176	135,241,822	—
Utilities	284,006,058	192,700,618	91,305,440	—
Preferred Securities
Consumer Discretionary	10,209,294	—	10,209,294	—
Consumer Staples	3,613,925	—	3,613,925	—

413

Utilities	241,153	—	241,153	—
Investment Companies	49,017,946	49,017,946	—	—
Rights
Financials	934,762	934,762	—	—
Industrials	70,604	70,202	402	—
Warrants
Energy	25	25	—	—
Financials	1,526	1,526	—	—
Securities Lending Collateral	379,488,302	379,488,302	—	—
Short-Term Investments	155,168,000	—	155,168,000	—

Total Investments in Securities	$8,835,373,564	$6,210,830,289	$2,623,672,595	$870,680
Other Financial Instruments:
Futures	$2,828,033	$2,828,033	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Strategic Income Opportunities Trust

Foreign Government Obligations	$111,358,183	—	$111,358,183	—
Corporate Bonds	196,980,635	—	196,428,358	$552,277
Capital Preferred Securities	9,110,335	—	9,110,335	—
Convertible Bonds	11,245,442	—	11,245,442	—
Municipal Bonds	172,343	—	172,343	—
Term Loans	57,510,974	—	57,510,974	—
Collateralized Mortgage Obligations	26,177,345	—	25,829,094	348,251
Asset Backed Securities	5,102,646	—	5,102,646	—
Common Stocks	9,018,478	$9,018,478	—	—
Preferred Securities	36,026,952	31,781,641	3,920,311	325,000
Investment Companies	552,950	552,950	—	—
Escrow Certificates	7,075	—	—	7,075
Purchased Options	549,342	—	549,342	—
Warrants	26,595	—	26,595	—
Short-Term Investments	23,759,554	—	23,759,554	—

Total Investments in Securities	$487,598,849	$41,353,069	$445,013,177	$1,232,603
Other Financial Instruments:
Futures	($412,556)	($412,556)	—	—
Forward Foreign Currency Contracts	($2,512,824)	—	($2,512,824)	—

414

Written Options	($138,602)	—	($138,602)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Total Return Trust

U.S. Government & Agency Obligations	$2,916,059,421	—	$2,916,059,421	—
Foreign Government Obligations	96,715,617	—	96,715,617	—
Corporate Bonds	333,575,458	—	333,575,458	—
Capital Preferred Securities	5,005,500	—	5,005,500	—
Municipal Bonds	146,882,787	—	146,882,787	—
Term Loans	1,041,333	—	1,041,333	—
Collateralized Mortgage Obligations	165,053,492	—	165,053,492	—
Asset Backed Securities	43,193,463	—	43,193,463	—
Preferred Securities	32,585,407	$23,913,880	—	$8,671,527
Short-Term Investments	480,117,321	—	480,117,321	—

Total Investments in Securities	$4,220,229,799	$23,913,880	$4,187,644,392	$8,671,527
Sale Commitments Outstanding	($112,022,730)	—	($112,022,730)	—
Other Financial Instruments:
Futures	$5,691,673	$5,691,673	—	—
Forward Foreign Currency Contracts	($2,670,879)	—	($2,670,879)	—
Written Options	($1,897,564)	—	($1,846,009)	($51,555)
Interest Rate Swaps	$25,791,927	—	$25,791,927	—
Credit Default Swaps	$723,127	—	$723,127	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Total Stock Market Index Trust

Common Stocks
Consumer Discretionary	$66,112,421	$66,112,421	—	—
Consumer Staples	44,015,923	43,780,744	$235,179	—
Energy	51,260,513	51,260,513	—	—
Financials	81,673,586	81,673,586	—	—
Health Care	56,706,213	56,493,003	210,817	$2,393
Industrials	51,839,424	51,820,773	18,651	—

415

Information Technology	86,048,884	86,048,884	—	—
Materials	17,752,699	17,752,699	—	—
Telecommunication Services	10,787,742	10,787,742	—	—
Utilities	14,165,564	14,165,564	—	—
Corporate Bonds	2,628	—	2,628	—
Rights	22,037	22,037	—	—
Warrants	817	817	—	—
Securities Lending Collateral	19,537,159	19,537,159	—	—
Short-Term Investments	29,534,000	—	29,534,000	—

Total Investments in Securities	$529,459,610	$499,455,942	$30,001,275	$2,393
Other Financial Instruments:
Futures	$617,715	$617,715	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	9-30-13	Price	Observable Inputs	Inputs
Utilities Trust

Common Stocks
Consumer Discretionary	$42,617,280	$39,903,207	$2,714,073	—
Energy	79,181,648	79,181,648	—	—
Telecommunication Services	79,111,724	42,350,674	36,761,050	—
Utilities	235,844,290	167,960,218	67,884,072	—
Preferred Securities
Telecommunication Services	890,259	890,259	—	—
Utilities	23,505,902	23,505,902	—	—
Corporate Bonds	1,257,753	—	1,257,753	—
Convertible Bonds	3,704,506	—	3,704,506	—
Securities Lending Collateral	22,211,365	22,211,365	—	—
Short-Term Investments	2,016,000	—	2,016,000	—

Total Investments in Securities	$490,340,727	$376,003,273	$114,337,454	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,232,705)	—	($2,232,705)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

416

Financial Services Trust

	Financials
Balance as of 12-31-12	$2,301,970
Realized gain (loss)	(3,962,401)
Changed in unrealized appreciation
(depreciation)	4,177,907
Purchases	420,561
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9-30-13	$2,938,037
Change in unrealized at period end*	$215,507

High Yield Trust

	Corporate Bonds	Convertible Bonds	Common Stocks	Total
Balance as of 12-31-12	$1,117,020	$28,400	$3,174,175	$4,319,595
Realized gain (loss)	38,055	18,130	-	56,185
Change in unrealized appreciation
(depreciation)	9,394	(28,400)	1,490,690	1,471,684
Purchases	47,863	-	-	47,863
Sales	(539,187)	(18,130)	-	(557,317)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 9-30-13	$673,145	-	$4,664,865	$5,338,010
Change in unrealized at period end*	$13,447	-	$1,490,690	$1,504,137

Science & Technology Trust

417

	Information Technology	Consumer Staples	Total
Balance as of 12-31-12	$3,074,328	-	$3,074,328
Realized gain (loss)	-	-	-
Changed in unrealized appreciation
(depreciation)	1,980,935	-	1,980,935
Purchases	-	$167,370	167,370
Sales	(386,000)	-	(386,000)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 9-30-13	$4,669,263	$167,370	$4,836,633
Change in unrealized at period end*	$1,884,434	-	$1,884,434

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Financial Services Trust	Fair Value	Valuation Technique	Unobservable Inputs	Input/Range
	at 9-30-13

			Book Value multiple/Market
Common Stocks	$2,938,037	Market Approach	comparable companies	1.30x
			Discount for lack of marketability	(20%)

Increases/decreases in book value multiple/market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

High Yield Trust	Fair Value	Valuation Technique	Unobservable Inputs	Input/Range
	at 9-30-13

Corporate Bonds	$673,145	Market Approach	Yield spreads	756bps

Common Stocks	$86,730	Market Approach	Aged transactions	$2.00

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			6.60x - 9.60x
4,578,135	Market Approach	Enterprise value/EBITDA multiple	(weighted average 8.61x)
		Discount for lack of marketability	(10%)

$4,664,865

Increases/decreases in yield spreads, aged transactions, or enterprise value/EBITDA multiple may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Science & Technology Trust	Fair Value	Valuation Technique	Unobservable Inputs	Input/Range
	at 9-30-13

				$8.54 - $11.50
Common Stocks	$252,942	Market Approach	Aged transactions	(weighted average $9.54)

			Aged transactions/Market comparable
Preferred Stocks	$3,218,298	Market Approach	companies	$25.74

			Aged transactions/	$5.49 (purchase price)
	$235,552	Market Approach	Discount for lack of marketability	(50%)

	1,129,841	Market Approach	Aged transactions	$11.50

	$4,583,691

Increases/decreases in aged transactions or market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase and reverse repurchase agreements. The portfolios may enter into repurchase and reverse repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. In reverse repurchase agreements, the portfolios delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

Repurchase agreements and reverse repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all

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transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received or delivered by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to these agreements.

The following table summarizes the open reverse repurchase agreements at 9-30-13:

Global Bond Trust

					Payable for Reverse
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Repurchase Agreements

Bank of America Securities LLC	0.14%	9/30/13	10/7/13	$2,446,250	($2,446,317)
Bank of Nova Scotia	0.09%	9/30/13	10/18/13	12,336,000	(12,336,524)

					($14,782,841)

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. The portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Structured notes. The portfolios may invest in structured notes. The portfolios invest in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

At September 30, 2013, Strategic Income Opportunities Trust had $2,214,969 in unfunded loan commitments outstanding.

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Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2013, including short-term investments, for federal income tax purposes, were as follow:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index B Trust	$1,970,039,966	$897,983,974	($42,050,638)	$855,933,336
Active Bond Trust	913,166,976	39,680,448	(34,053,312)	5,627,136
All Cap Core Trust	357,437,475	36,018,437	(4,500,953)	31,517,484
All Cap Value Trust	341,641,702	55,524,645	(3,213,794)	52,310,851
Alpha Opportunities Trust	863,118,181	117,486,793	(12,304,038)	105,182,755
American Asset Allocation Trust	1,125,557,037	630,081,805	-	630,081,805

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American Global Growth Trust	234,276,916	33,655,184	-	33,655,184
American Growth Trust	802,306,831	317,719,923	-	317,719,923
American Growth-Income Trust	948,137,576	381,136,487	-	381,136,487
American International Trust	622,022,875	68,704,922	-	68,704,922
American New World Trust	78,196,459	689,604	-	689,604
Blue Chip Growth Trust	1,241,570,045	714,433,183	(2,452,917)	711,980,266
Bond PS Series	244,903,077	1,956,900	(4,063,155)	(2,106,255)
Bond Trust	7,988,942,357	86,808,690	(144,473,659)	(57,664,969)
Capital Appreciation Trust	819,379,618	343,445,669	(1,609,952)	341,835,717
Capital Appreciation Value Trust	308,622,594	46,130,366	(1,164,378)	44,965,988
Core Allocation Plus Trust	178,714,964	20,311,550	(2,775,979)	17,535,571
Core Bond Trust	1,873,835,813	14,393,032	(26,538,906)	(12,145,874)
Core Fundamental Holdings Trust	345,301,459	49,674,066	(5,274,774)	44,399,292
Core Global Diversification Trust	327,469,923	43,440,609	(4,555,817)	38,884,792
Core Strategy Trust	756,542,952	97,862,025	(6,611,368)	91,250,657
Disciplined Diversification Trust	199,787,448	67,544,195	(10,927,840)	56,616,355
Emerging Markets Value Trust	1,204,645,377	188,973,507	(211,905,238)	(22,931,731)
Equity-Income Trust	1,618,203,361	578,292,793	(33,040,979)	545,251,814
Financial Services Trust	137,681,218	46,345,762	(10,283,000)	36,062,762
Franklin Templeton Founding Allocation Trust	1,146,551,194	180,758,455	-	180,758,455
Fundamental All Cap Core Trust	1,254,729,294	291,189,535	(32,354,300)	258,835,235
Fundamental Holdings Trust	781,611,575	301,878,214	(3,586,083)	298,292,131
Fundamental Large Cap Value Trust	474,768,673	101,369,924	(1,250,482)	100,119,442
Fundamental Value Trust	1,007,381,304	527,680,114	(7,518,099)	520,162,015
Global Bond Trust	919,363,208	20,647,370	(27,120,291)	(6,472,921)
Global Diversification Trust	665,982,070	129,953,710	(1,689,106)	128,264,604
Global Trust	595,070,598	131,190,986	(55,882,399)	75,308,587
Growth Equity Trust	223,062,339	17,225,460	(141,304)	17,084,156
Health Sciences Trust	165,039,591	87,872,379	(2,618,600)	85,253,779
High Yield Trust	402,149,151	9,437,112	(18,212,236)	(8,775,124)
Income Trust	430,478,222	62,380,400	(39,992,301)	22,388,099
International Core Trust	825,670,354	103,458,141	(34,480,289)	68,977,852

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International Equity Index B Trust	566,048,189	175,356,899	(43,463,264)	131,893,635
International Growth Stock Trust	472,553,863	99,763,912	(8,094,670)	91,669,242
International Small Company Trust	105,488,262	28,026,486	(21,285,023)	6,741,463
International Value Trust	1,115,425,464	201,877,825	(67,890,739)	133,987,086
Investment Quality Bond Trust	339,290,423	12,433,630	(4,836,720)	7,596,910
Lifestyle Aggressive Trust	367,847,339	111,796,284	(6,139,076)	105,657,208
Lifestyle Balanced PS Series	166,432,955	17,999,790	(6,646)	17,993,144
Lifestyle Balanced Trust	10,041,469,156	1,869,881,609	(2,734,310)	1,867,147,299
Lifestyle Conservative PS Series	48,548,070	2,210,606	-	2,210,606
Lifestyle Conservative Trust	2,303,388,753	154,323,235	(1,109,025)	153,214,210
Lifestyle Growth PS Series	176,843,103	28,357,533	(173,792)	28,183,741
Lifestyle Growth Trust	12,248,574,146	2,808,396,309	(1,438,164)	2,806,958,145
Lifestyle Moderate PS Series	79,576,505	7,298,899	-	7,298,899
Lifestyle Moderate Trust	3,051,024,676	452,488,508	(3,140,009)	449,348,499
Mid Cap Index	630,680,360	284,987,094	(13,570,023)	271,417,071
Mid Cap Stock	952,525,272	146,573,185	(11,355,835)	135,217,350
Mid Value Trust	841,051,269	198,819,886	(17,544,841)	181,275,045
Mutual Shares Trust	552,026,172	138,869,084	(18,723,006)	120,146,078
Natural Resources Trust	157,082,096	13,798,446	(11,426,160)	2,372,286
New Income Trust	2,822,062,460	50,269,580	(69,145,503)	(18,875,923)
Real Estate Securities Trust	376,429,719	14,087,461	(12,001,611)	2,085,850
Real Return Bond Trust	194,561,797	2,149,589	(451,373)	1,698,216
Science and Technology Trust	366,237,689	76,101,175	(8,941,554)	67,159,621
Short Term Government Income Trust	426,330,218	2,911,574	(6,149,187)	(3,237,613)
Small Cap Growth Trust	509,065,855	107,871,514	(6,611,127)	101,260,387
Small Cap Index Trust	366,857,119	147,466,402	(12,632,514)	134,833,888
Small Cap Opportunities Trust	148,645,485	61,049,642	(4,367,490)	56,682,152
Small Cap Value Trust	580,211,859	226,173,827	(2,945,519)	223,228,308
Small Company Growth Trust	103,091,958	44,268,963	(1,317,878)	42,951,085
Small Company Value Trust	306,763,414	148,694,904	(14,231,981)	134,462,923
Smaller Company Growth Trust	240,646,691	64,960,428	(4,857,240)	60,103,188
Strategic Equity Allocation Trust	7,320,643,166	1,678,595,066	(163,864,668)	1,514,730,398

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Strategic Income Opportunities Trust	481,642,857	23,447,789	(17,491,797)	5,955,992
Total Bond Market B Trust	483,065,512	22,226,618	(3,875,182)	18,351,436
Total Return Trust	4,188,314,183	75,529,733	(43,614,117)	31,915,616
Total Stock Market Index Trust	372,834,033	181,304,295	(24,678,718)	156,625,577
Ultra Short Term Bond Trust	248,120,457	68,423	(1,564,469)	(1,496,046)
U.S. Equity Trust	800,319,896	164,008,898	(5,224,572)	158,784,326
Utilities Trust	467,257,912	35,949,102	(12,866,287)	23,082,815
Value Trust	452,342,735	117,354,657	(2,785,602)	114,569,055

Derivative instruments. The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps . Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the portfolios’ risk to a counterparty equal to any amounts payable by the portfolios, if any.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying portfolio of Investments, or if cash is posted. The portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio then OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract

424

and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Securities pledged by the portfolio for exchange-traded and cleared transactions, if any are identified in the Portfolio of Investments.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Securities pledged by the portfolios for exchanged -traded and cleared transactions in the Portfolio of Investments.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following tables summarize the contracts held at September 30, 2013. In addition, the tables detail how the portfolios used futures contracts during the period ended September 30, 2013.

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	277	Long	Dec 2013	$114,205,972	$115,945,275	$1,739,303

							$1,739,303

Active Bond Trust

The portfolio used futures contracts to manage duration.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Active Bond Trust	U.S. Treasury Ultra Long Bond Futures	45	Long	Dec 2013	$6,352,159	$6,394,219	$42,060
	U.S. Treasury 10-Year Note Futures	85	Long	Dec 2013	10,588,053	10,743,203	155,150

425

$197,210

All Cap Core Trust

The portfolio used futures contracts to maintain diversity and liquidity of portfolio and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	3	Long	Dec 2013	$319,117	$321,420	$2,303
	S&P 500 E-Mini Index Futures	55	Long	Dec 2013	4,674,868	4,604,325	(70,543)

							($68,240)

Bond Trust

The portfolio used futures contracts to manage duration of the portfolio.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)
Bond Trust	U.S. Treasury 10-Year Note Futures	2,160	Short	Dec 2013	($269,048,860)	($273,003,750)	($3,954,890)

							($3,954,890)

Bond PS Series

The portfolio used futures contracts to manage duration of the portfolio.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Bond PS Series	U.S. Treasury 10-Year Note Futures	45	Short	Dec 2013	($5,605,185)	($5,687,578)	($82,393)

							($82,393)

Core Allocation Plus Trust

The portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes, manage against anticipated changes in securities markets and as a substitute for securities purchases.

Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

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Core Allocation
Plus Trust	MSCI EAFE Mini Index Futures	75	Long	Dec 2013	$6,759,750	$6,807,000	$47,250
	U.S. Treasury 2-Year Note Futures	7	Long	Dec 2013	1,537,922	1,541,859	3,937
	U.S. Treasury 5-Year Note Futures	56	Long	Dec 2013	6,733,384	6,778,625	45,241
	U.S. Treasury 10-Year Note Futures	14	Long	Dec 2013	1,746,572	1,769,469	22,897
	S&P 500 E-Mini Index Futures	42	Short	Dec 2013	(3,553,277)	(3,516,030)	37,247
	U.S. Treasury Ultra Long Bond Futures	18	Short	Dec 2013	(2,524,964)	(2,557,687)	(32,723)

							$123,849

Global Bond Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the portfolio, gain exposure to foreign bond markets and gain exposure to treasuries markets.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Global Bond
Trust	3-Month EURIBOR Interest Rate Futures	232	Long	Mar 2015	$78,033,270	$78,025,921	($7,349)

	3-Month EURIBOR Interest Rate Futures	404	Long	Jun 2015	135,751,903	135,742,918	(8,985)

	3-Month EURIBOR Interest Rate Futures	629	Long	Sep 2015	211,147,240	211,118,943	(28,297)

	3-Month EURIBOR Interest Rate Futures	326	Long	Dec 2015	109,326,434	109,287,048	(39,386)

	3-Month EURIBOR Interest Rate Futures	32	Long	Mar 2016	10,734,641	10,712,411	(22,230)

	3-Month Sterling Interest Rate Futures	206	Long	Sep 2014	41,378,469	41,382,388	3,919

	3-Month Sterling Interest Rate Futures	2,031	Long	Dec 2014	407,309,598	407,587,202	277,604

	3-Month Sterling Interest Rate Futures	695	Long	Mar 2015	139,523,762	139,312,957	(210,805)

	3-Month Sterling Interest Rate Futures	74	Long	Jun 2015	14,821,736	14,810,860	(10,876)

	3-Month Sterling Interest Rate Futures	72	Long	Dec 2015	14,440,522	14,354,471	(86,051)

	10-Year Australian Bond Futures	95	Long	Dec 2013	10,208,691	10,423,673	214,982

	10-year Japan Government Bond Futures	43	Long	Dec 2013	62,514,933	63,046,544	531,611

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Eurodollar Futures	393	Long	Jun 2014	97,887,148	97,891,388	4,240

Eurodollar Futures	630	Long	Sep 2014	156,800,301	156,830,625	30,324

Eurodollar Futures	945	Long	Dec 2014	234,676,701	235,045,125	368,425

Eurodollar Futures	388	Long	Mar 2015	96,377,438	96,398,600	21,162

Eurodollar Futures	488	Long	Jun 2015	121,020,991	121,066,700	45,709

Eurodollar Futures	149	Long	Sep 2015	36,888,967	36,892,400	3,433

German Euro BOBL Futures	61	Long	Dec 2013	10,166,903	10,269,271	102,368

German Euro Bund Futures	22	Long	Dec 2013	4,181,443	4,181,661	218

Euro BTP Italian Government Bond	45	Short	Dec 2013	(6,717,665)	(6,719,744)	(2,079)
Futures

Long Gilt Future	290	Short	Dec 2013	(50,822,471)	(51,793,176)	(970,705)

U.S. Treasury 10-Year Note Futures	134	Short	Dec 2013	(16,832,656)	(16,936,344)	(103,688)

						$113,542

Growth Equity Trust

The portfolio used futures contracts as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Growth Equity
Trust	E-Mini S&P 500 Index Futures	999	Long	Dec 2013	$83,533,722	$83,631,285	$97,563

							$97,563

High Yield Trust

The portfolio used futures contracts to manage against anticipated interest rate changes.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

High Yield Trust	U.S. Treasury 10-Year Note Futures	36	Long	Dec 2013	$4,474,414	$4,550,063	$75,649

428

U.S. Treasury 30-Year Bond Futures	4	Short	Dec 2013	(521,909)	(533,500)	(11,591)

$64,058

International Core Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

International
Core Trust	DAX Index Futures	75	Long	Dec 2013	$21,855,088	$21,786,811	($68,277)
	MSCI Singapore Index Futures	4	Long	Dec 2013	233,597	230,776	(2,821)
	SPI 200 Futures	10	Long	Dec 2013	1,222,735	1,218,134	(4,601)
	S&P TSX 60 Index Futures	43	Short	Oct 2013	(6,074,093)	(6,099,024)	(24,931)

							($100,630)

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

International
Equity Index
Trust B	MINI MSCI Emerging Markets Mini
	Futures	120	Long	Dec 2013	$5,932,838	$5,896,200	($36,638)
	MSCI EAFE Mini Index Futures	98	Long	Dec 2013	8,732,060	8,894,480	162,420
	MSCI Taiwan Index Futures	131	Long	Oct 2013	3,829,926	3,761,010	(68,916)

							$56,866

Investment Quality Bond Trust

The portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes and as substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Investment
Quality Bond
Trust	Australian 10-Year Bond Futures	30	Long	Dec 2013	$3,277,126	$3,291,686	$14,560
	U.S. Treasury 2-Year Note Futures	30	Long	Dec 2013	6,591,151	6,607,969	16,818
	U.S. Treasury 5-Year Note Futures	148	Long	Dec 2013	17,840,500	17,914,938	74,438

429

U.S. Treasury 10-Year Note Futures	32	Long	Dec 2013	3,990,061	4,044,500	54,439
U.S. Treasury 30-Year Bond Futures	69	Short	Dec 2013	(9,124,117)	(9,202,875)	(78,758)
U.S. Treasury Ultra Long Bond Futures	25	Short	Dec 2013	(3,503,187)	(3,552,344)	(49,157)

						$32,340

Mid Cap Index Trust

The portfolio used futures contracts as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Mid Cap Index
Trust	E-Mini S&P 500 Index Futures	162	Long	Dec 2013	$19,545,387	$20,097,720	$552,333

							$552,333

New Income Trust

The portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes, to maintain diversity and liquidity of the portfolio and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

New Income
Trust	U.S. Treasury 5-Year Note Futures	41	Short	Dec 2013	($4,891,970)	($4,962,922)	($70,952)
	U.S. Treasury 10-Year Note Futures	2,325	Short	Dec 2013	(287,819,783)	(293,858,203)	(6,038,420)
	U.S. Treasury 30-Year Bond Futures	37	Short	Dec 2013	(4,824,388)	(4,934,875)	(110,487)

							($6,219,859)

Real Return Bond Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Real Return Bond
Trust	Eurodollar Futures	17	Long	Sep 2015	$4,212,888	$4,209,200	($3,688)
	Eurodollar Futures	15	Long	Mar 2017	3,662,374	3,656,625	(5,749)
	Eurodollar Futures	38	Long	Mar 2016	9,394,400	9,360,825	(33,575)

430

U.S. Treasury 5-Year Note Futures	57	Long	Dec 2013	6,792,295	6,899,672	107,377
30-Year Interest Rate Swap Futures	28	Short	Dec 2013	(2,444,772)	(2,557,625)	(112,853)
U.S. Treasury 30-Year Bond Futures	2	Short	Dec 2013	(258,732)	(266,750)	(8,018)

						($56,506)

Short Term Government Income Trust

The portfolio used futures contracts to manage duration.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Short Term
Government
Income Trust	U.S. Treasury 5-Year Note Futures	355	Short	Dec 2013	($42,529,659)	($42,971,641)	($441,982)

							($441,982)

Small Cap Index Trust

The portfolio used futures contracts as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Small Cap Index
Trust	Russell 2000 Mini Index Futures	228	Long	Dec 2013	$23,475,357	$24,427,920	$952,563

							$952,563

Smaller Company Growth Trust

The portfolio used futures contracts as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Smaller Company
Growth Trust	Russell 2000 Mini Index Futures	14	Long	Dec 2013	$1,458,391	$1,499,960	$41,569

							$41,569

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

431

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Strategic Equity
Allocation Trust	MSCI EAFE Mini Index Futures	1,291	Long	Dec 2013	$113,907,368	$117,171,160	$3,263,792
	Russell 2000 Mini Index Futures	51	Long	Dec 2013	5,243,106	5,464,140	221,034
	S&P 500 Index Futures	158	Long	Dec 2013	67,067,022	66,134,850	(932,172)
	S&P MidCap 400 E-Mini Index Futures	59	Long	Dec 2013	7,044,161	7,319,540	275,379

							$2,828,033

Strategic Income Opportunities Trust

The portfolio used futures contracts to manage duration.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Strategic Income
Opportunities
Trust	U.S. Treasury 10-Year Notes Futures	210	Short	Dec 2013	($26,129,475)	($26,542,031)	($412,556)

							($412,556)

Total Return Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Total Return
Trust	3-Month Sterling Interest Rate Futures	38	Long	Mar 2015	$7,626,972	$7,617,111	($9,861)
	Eurodollar Futures	842	Long	Sep 2014	209,438,625	209,605,375	166,750
	Eurodollar Futures	3,245	Long	Jun 2015	803,553,169	805,043,938	1,490,769
	Eurodollar Futures	880	Long	Sep 2015	217,804,357	217,888,000	83,643
	Eurodollar Futures	1,571	Long	Dec 2015	389,010,647	388,017,363	(993,284)
	Eurodollar Futures	272	Long	Mar 2016	67,307,738	67,003,800	(303,938)
	Eurodollar Futures	3	Long	Jun 2016	736,920	737,025	105
	Eurodollar Futures	282	Long	Sep 2016	68,704,649	69,090,000	385,351
	Eurodollar Futures	225	Long	Dec 2016	54,664,641	54,978,750	314,109
	Eurodollar Futures	143	Long	Mar 2017	34,657,236	34,859,825	202,589

432

Eurodollar Futures	225	Long	Jun 2017	54,410,850	54,717,188	306,338
U.S. Treasury 5-Year Note Futures	1,641	Long	Dec 2013	195,392,719	198,637,922	3,245,203
U.S. Treasury 10-Year Note Futures	438	Long	Dec 2013	54,555,195	55,359,094	803,899

						$5,691,673

Total Stock Market Index Trust

The portfolio used futures contracts as a substitute for securities purchased.

							Unrealized
		Number of		Expiration			Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

Total Stock
Market Index
Trust	Russell 2000 Mini Index Futures	36	Long	Dec 2013	$3,696,850	$3,857,040	$160,190
	S&P 500 Index Futures	59	Long	Dec 2013	24,328,964	24,695,925	366,961
	S&P MidCap 400 E-Mini Index Futures	20	Long	Dec 2013	2,390,636	2,481,200	90,564

							$617,715

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the portfolios’ total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at September 30, 2013. In addition, the tables detail how the portfolios used forward foreign currency contracts during the period ended September 30, 2013.

Core Allocation Plus Trust

The portfolio used foreign currency contracts to manage against anticipated changes in currency rate and gain exposure to foreign currencies.

433

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Core Allocation Plus Trust

	BRL	63,000	USD	28,188	Barclays Bank PLC Wholesale	10/2/2013	$238	-	$238
	BRL	63,000	USD	28,251	UBS AG	10/2/2013	175	-	175
	USD	28,251	BRL	63,000	Barclays Bank PLC Wholesale	10/2/2013	-	($175)	(175)
	USD	27,330	BRL	63,000	UBS AG	10/2/2013	-	(1,095)	(1,095)
	USD	27,982	BRL	63,000	Barclays Bank PLC Wholesale	11/4/2013	-	(229)	(229)

							$413	($1,499)	($1,086)

Global Bond Trust

The portfolio used forward foreign currency contracts to manage duration, to manage against anticipated changes in currency exchange rate, gain exposure to foreign currency to foreign currency and to maintain diversity and liquidity of the portfolio.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Global Bond Trust

	AUD	1,748,000	USD	1,636,116	Barclays Bank PLC Wholesale	10/2/2013	-	($5,406)	($5,406)
	AUD	30,108,000	USD	28,212,159	Deutsche Bank AG London	10/2/2013	-	(124,400)	(124,400)
	AUD	2,392,000	USD	2,243,103	HSBC Bank USA	10/2/2013	-	(11,605)	(11,605)
	AUD	11,097,000	USD	10,327,671	JPMorgan Chase Bank N.A	10/2/2013	$24,722	-	24,722
	BRL	8,331,398	USD	3,736,053	Bank of America N.A.	10/2/2013	23,094	-	23,094
	BRL	702,400	USD	314,978	Barclays Capital	10/2/2013	1,947	-	1,947
	BRL	1,904,403	USD	853,992	Citibank N.A.	10/2/2013	5,279	-	5,279
	BRL	1,460,020	USD	657,815	Deutsche Bank AG London	10/2/2013	950	-	950
	BRL	511,231	USD	229,252	HSBC Bank USA	10/2/2013	1,417	-	1,417
	BRL	18,456,980	USD	7,967,683	Morgan Stanley Company, Inc.	10/2/2013	360,152	-	360,152
	BRL	757,620	USD	339,740	UBS AG	10/2/2013	2,100	-	2,100
	CAD	75,341	USD	73,000	Barclays Bank PLC Wholesale	10/3/2013	140	-	140
	CAD	446,394	USD	433,000	Barclays Bank PLC Wholesale	11/4/2013	16	-	16
	CAD	8,971,000	USD	8,681,347	Royal Bank of Canada	12/23/2013	10,260	-	10,260
	CNY	4,482,200	USD	730,000	Bank of America N.A.	9/8/2015	-	(13,798)	(13,798)
	CNY	6,596,140	USD	1,084,000	Barclays Capital	4/25/2014	-	(13,569)	(13,569)
	CNY	8,950,800	USD	1,468,946	Barclays Capital	9/8/2015	-	(38,715)	(38,715)
	CNY	12,873,275	USD	2,114,000	Citibank N.A.	4/25/2014	-	(24,905)	(24,905)
	CNY	32,283,693	USD	5,336,196	Citibank N.A.	9/8/2015	-	(177,646)	(177,646)

434

CNY	4,500,510	USD	739,000	Goldman Sachs International	4/25/2014	-	(8,651)	(8,651)
CNY	4,399,455	USD	723,000	HSBC Bank USA	4/25/2014	-	(9,050)	(9,050)
CNY	7,369,915	USD	1,210,000	JPMorgan Chase Bank	4/25/2014	-	(14,000)	(14,000)
CNY	6,380,000	USD	1,055,680	JPMorgan Chase Bank	9/8/2015	-	(36,232)	(36,232)
CNY	4,368,300	USD	710,000	Morgan Stanley Company, Inc.	9/8/2015	-	(11,998)	(11,998)
CNY	7,499,973	USD	1,229,000	Royal Bank of Scotland PLC	4/25/2014	-	(11,894)	(11,894)
CNY	104,608,680	USD	16,984,686	UBS AG	10/17/2013	98,154	-	98,154
CNY	8,792,825	USD	1,445,000	UBS AG	4/25/2014	-	(18,088)	(18,088)
DKK	31,356,000	USD	5,600,282	Deutsche Bank AG London	11/14/2013	89,635	-	89,635
EUR	1,723,868	USD	2,287,378	Citibank N.A.	12/17/2013	45,203	-	45,203
EUR	4,538,000	USD	6,120,218	HSBC Bank USA	12/17/2013	20,190	-	20,190
EUR	14,698,000	USD	19,624,546	Morgan Stanley & Company, Inc.	12/17/2013	263,448	-	263,448
GBP	3,952,000	USD	6,138,239	Bank of America N.A.	10/2/2013	259,658	-	259,658
GBP	8,644,000	USD	13,575,834	Barclays Bank PLC Wholesale	10/2/2013	417,946	-	417,946
GBP	3,901,000	USD	6,314,900	Barclays Bank PLC Wholesale	11/4/2013	-	(1,205)	(1,205)
GBP	4,135,000	USD	6,462,550	Citibank N.A.	10/2/2013	231,605	-	231,605
GBP	790,701	USD	1,262,117	Deutsche Bank AG London	10/2/2013	17,950	-	17,950
GBP	5,054,000	USD	8,093,476	Goldman Sachs Capital Markets	10/2/2013	88,450	-	88,450
				LP
GBP	1,602,000	USD	2,567,545	JPMorgan Chase Bank N.A	11/4/2013	25,262	-	25,262
GBP	672,000	USD	1,068,638	Morgan Stanley & Company, Inc.	10/2/2013	19,263	-	19,263
HKD	728,804	USD	94,000	Citibank N.A.	10/17/2013	-	(29)	(29)
IDR	20,643,043,000	USD	1,958,543	Citibank N.A.	10/17/2013	-	(180,433)	(180,433)
JPY	1,606,632,000	USD	16,293,427	Barclays Bank PLC Wholesale	10/17/2013	52,969	-	52,969
JPY	4,805,396,000	USD	49,844,344	BNP Paribas SA	10/17/2013	-	(952,683)	(952,683)
JPY	15,108,170	USD	154,000	Citibank N.A.	11/5/2013	-	(268)	(268)
JPY	35,593,956	USD	360,000	Credit Suisse International	10/3/2013	2,116	-	2,116
JPY	165,233,882	USD	1,684,000	Deutsche Bank AG London	10/2/2013	-	(3,000)	(3,000)
JPY	944,900,000	USD	9,733,942	Deutsche Bank AG London	10/17/2013	-	(120,222)	(120,222)
JPY	1,287,200,000	USD	13,085,220	HSBC Bank USA	10/17/2013	11,171	-	11,171
JPY	1,180,000,000	USD	11,847,755	JPMorgan Chase Bank N.A.	10/17/2013	157,949	-	157,949
JPY	1,371,300,000	USD	13,817,147	Morgan Stanley & Company, Inc.	10/17/2013	134,905	-	134,905
JPY	292,000,000	USD	2,923,227	Royal Bank of Scotland PLC	10/17/2013	47,676	-	47,676
JPY	386,400,000	USD	3,898,470	UBS AG	10/17/2013	32,889	-	32,889
JPY	12,029,219,000	USD	120,831,097	UBS AG	10/24/2013	1,562,959	-	1,562,959
JPY	728,165,256	USD	7,412,000	Westpac Banking Corporation	10/4/2013	-	(3,958)	(3,958)
MXN	3,019,068	USD	234,000	Barclays Bank PLC Wholesale	12/17/2013	-	(4,734)	(4,734)
MXN	37,255,712	USD	2,877,000	Deutsche Bank AG London	12/17/2013	-	(47,829)	(47,829)

435

MXN	16,565,000	USD	1,261,192	HSBC Bank USA	12/17/2013	-	(3,258)	(3,258)
MXN	28,960,553	USD	2,209,990	JPMorgan Chase Bank N.A.	12/17/2013	-	(10,747)	(10,747)
MXN	96,579,172	USD	7,459,000	Morgan Stanley & Company, Inc.	12/17/2013	-	(124,847)	(124,847)
MXN	9,670,421	USD	741,000	UBS AG	12/17/2013	-	(6,635)	(6,635)
NZD	329,000	USD	272,005	HSBC Bank USA	10/1/2013	1,246	-	1,246
NZD	1,229,000	USD	1,015,158	HSBC Bank USA	11/4/2013	3,290	-	3,290
NZD	44,923,000	USD	37,128,860	Royal Bank of Canada	10/2/2013	181,952	-	181,952
SEK	23,444,000	USD	3,585,487	Royal Bank of Canada	11/14/2013	58,821	-	58,821
USD	27,299,633	AUD	30,550,000	Bank of America N.A.	10/2/2013	-	(1,200,469)	(1,200,469)
USD	3,031,475	AUD	3,315,000	BNP Paribas SA	10/2/2013	-	(61,090)	(61,090)
USD	2,481,731	AUD	2,665,000	BNP Paribas SA	11/4/2013	961	-	961
USD	2,579,737	AUD	2,737,000	Citibank N.A.	10/2/2013	26,390	-	26,390
USD	8,541,237	AUD	9,175,000	Credit Suisse International	10/2/2013	-	(18,123)	(18,123)
USD	1,661,371	AUD	1,783,000	Deutsche Bank AG London	10/2/2013	-	(1,990)	(1,990)
USD	28,150,980	AUD	30,108,000	Deutsche Bank AG London	11/4/2013	124,339	-	124,339
USD	8,130,405	AUD	8,743,000	HSBC Bank USA	10/2/2013	-	(25,942)	(25,942)
USD	10,196,419	AUD	10,958,000	UBS AG	11/4/2013	-	(4,057)	(4,057)
USD	3,650,120	BRL	8,331,398	Bank of America N.A.	10/2/2013	-	(109,028)	(109,028)
USD	29,900	BRL	69,581	Bank of America N.A.	1/3/2014	-	(859)	(859)
USD	320,000	BRL	702,400	Barclays Capital	10/2/2013	3,075	-	3,075
USD	859,000	BRL	1,904,403	Citibank N.A.	10/2/2013	-	(271)	(271)
USD	6,205,880	BRL	14,443,057	Citibank N.A.	1/3/2014	-	(178,889)	(178,889)
USD	26,410,633	BRL	61,320,207	Credit Suisse International	11/4/2013	-	(1,047,815)	(1,047,815)
USD	654,717	BRL	1,460,020	Deutsche Bank AG London	10/2/2013	-	(4,047)	(4,047)
USD	644,857	BRL	1,460,020	Deutsche Bank AG London	1/3/2014	-	(567)	(567)
USD	221,778	BRL	511,231	HSBC Bank USA	10/2/2013	-	(8,891)	(8,891)
USD	3,461,206	BRL	7,997,809	HSBC Bank USA	1/3/2014	-	(74,345)	(74,345)
USD	8,192,125	BRL	18,456,980	Morgan Stanley Company, Inc.	10/2/2013	-	(135,710)	(135,710)
USD	4,126,203	BRL	9,422,392	Morgan Stanley Company, Inc.	11/4/2013	-	(93,030)	(93,030)
USD	4,951,383	BRL	11,464,222	Morgan Stanley Company, Inc.	1/3/2014	-	(116,548)	(116,548)
USD	345,000	BRL	757,620	UBS AG	10/2/2013	3,160	-	3,160
USD	372,000	BRL	888,336	UBS AG	11/4/2013	-	(25,786)	(25,786)
USD	105,662	CAD	109,000	HSBC Bank USA	12/23/2013	56	-	56
USD	19,639	CLP	10,248,800	HSBC Bank USA	12/5/2013	-	(485)	(485)
USD	16,842,486	CNY	104,608,680	UBS AG	10/17/2013	-	(240,354)	(240,354)
USD	16,959,903	CNY	104,608,680	UBS AG	1/15/2014	-	(67,404)	(67,404)
USD	15,469,083	EUR	11,561,000	Barclays Bank PLC Wholesale	12/17/2013	-	(174,209)	(174,209)
USD	11,129,719	EUR	8,248,000	BNP Paribas SA	10/3/2013	-	(28,616)	(28,616)

436

USD	3,158,215	EUR	2,334,000	Goldman Sachs Capital Markets	10/7/2013	626	-	626
				LP
USD	6,874,107	EUR	5,087,000	HSBC Bank USA Total	12/17/2013	-	(9,158)	(9,158)
USD	1,826,217	EUR	1,354,000	JPMorgan Chase Bank N.A	12/17/2013	-	(5,892)	(5,892)
USD	3,143,025	EUR	2,354,000	Morgan Stanley & Company, Inc.	12/17/2013	-	(42,193)	(42,193)
USD	8,406,035	EUR	6,207,000	Royal Bank of Scotland PLC	12/17/2013	7,288	-	7,288
USD	13,959,453	GBP	8,988,701	Bank of America N.A.	10/2/2013	-	(592,364)	(592,364)
USD	5,874,126	GBP	3,716,000	Credit Suisse International	10/2/2013	-	(141,710)	(141,710)
USD	1,261,805	GBP	790,701	Deutsche Bank AG London	11/4/2013	-	(17,930)	(17,930)
USD	5,962,389	GBP	3,714,000	HSBC Bank USA	10/2/2013	-	(50,210)	(50,210)
USD	3,849,992	GBP	2,406,000	JPMorgan Chase Bank N.A	11/4/2013	-	(44,073)	(44,073)
USD	10,859,718	GBP	6,829,000	Morgan Stanley & Company, Inc.	10/2/2013	-	(195,757)	(195,757)
USD	2,005,000	IDR	21,102,100,000	JPMorgan Chase Bank	10/17/2013	187,349	-	187,349
USD	3,310,274	JPY	327,300,000	Bank of America N.A.	10/17/2013	-	(19,783)	(19,783)
USD	7,229,552	JPY	718,000,000	Barclays Bank PLC Wholesale	10/17/2013	-	(75,614)	(75,614)
USD	3,779,552	JPY	376,648,142	Citibank N.A.	10/17/2013	-	(52,589)	(52,589)
USD	12,008,986	JPY	1,192,276,000	HSBC Bank USA	10/17/2013	-	(121,618)	(121,618)
USD	2,795,742	JPY	276,200,000	JPMorgan Chase Bank N.A.	10/17/2013	-	(14,407)	(14,407)
USD	267,000	JPY	26,282,064	Westpac Banking Corporation	10/4/2013	-	(383)	(383)
USD	1,966,000	MXN	25,074,364	Bank of America N.A.	12/17/2013	61,871	-	61,871
USD	4,631,293	MXN	58,825,292	Bank of America N.A.	1/23/2014	176,506	-	176,506
USD	8,177,636	MXN	104,399,793	Bank of America N.A.	3/6/2014	296,795	-	296,795
USD	319,368	MXN	3,926,156	BNP Paribas SA	11/14/2013	20,461	-	20,461
USD	5,255,347	MXN	69,472,752	Citibank N.A.	12/17/2013	-	(20,362)	(20,362)
USD	2,934,500	MXN	38,240,002	Credit Suisse International	12/17/2013	30,583	-	30,583
USD	3,861,408	MXN	49,018,647	Credit Suisse International	1/23/2014	149,270	-	149,270
USD	8,293,195	MXN	107,172,956	Credit Suisse International	4/3/2014	220,233	-	220,233
USD	788,637	MXN	10,420,648	Deutsche Bank AG London	6/19/2014	8,410	-	8,410
USD	11,730,026	MXN	158,924,253	Goldman Sachs Capital Markets	12/11/2013	-	(343,853)	(343,853)
				LP
USD	2,891,000	MXN	37,420,928	Goldman Sachs Capital Markets	12/17/2013	49,282	-	49,282
				LP
USD	9,058,057	MXN	120,789,190	Goldman Sachs Capital Markets	3/6/2014	-	(59,973)	(59,973)
				LP
USD	12,346,476	MXN	162,010,457	Goldman Sachs Capital Markets	3/20/2014	129,782	-	129,782
				LP
USD	12,110,403	MXN	149,330,958	HSBC Bank USA	10/17/2013	715,798	-	715,798
USD	11,446,700	MXN	150,363,377	HSBC Bank USA	12/17/2013	28,217	-	28,217
USD	3,913,090	MXN	50,617,769	HSBC Bank USA	4/3/2014	100,231	-	100,231

437

USD	5,778,688	MXN	71,664,395	JPMorgan Chase Bank N.A	10/3/2013	304,178	-	304,178
USD	3,273,304	MXN	42,718,948	JPMorgan Chase Bank N.A	12/17/2013	29,259	-	29,259
USD	13,720,041	MXN	177,166,887	JPMorgan Chase Bank N.A	4/3/2014	374,683	-	374,683
USD	9,227,809	MXN	115,689,047	Morgan Stanley & Company, Inc.	10/3/2013	390,216	-	390,216
USD	2,403,000	MXN	31,797,698	Morgan Stanley & Company, Inc.	12/17/2013	-	(11,694)	(11,694)
USD	3,368,073	MXN	42,343,411	Morgan Stanley & Company, Inc.	12/19/2013	153,015	-	153,015
USD	8,060,860	MXN	102,344,712	Royal Bank of Canada	12/19/2013	290,014	-	290,014
USD	1,906,000	MXN	25,198,845	Royal Bank of Scotland PLC	12/17/2013	-	(7,580)	(7,580)
USD	5,810,552	MXN	72,690,005	UBS AG	11/14/2013	276,498	-	276,498
USD	34,768,605	NZD	44,923,000	Royal Bank of Canada	10/2/2013	-	(2,542,206)	(2,542,206)
USD	37,045,617	NZD	44,923,000	Royal Bank of Canada	11/4/2013	-	(181,188)	(181,188)
USD	268,246	NZD	325,000	UBS AG	10/4/2013	-	(1,646)	(1,646)
USD	171,955	ZAR	1,658,336	Deutsche Bank AG London	10/9/2013	6,948	-	6,948
USD	1,022,084	ZAR	10,256,205	HSBC Bank USA	10/9/2013	1,577	-	1,577
ZAR	1,893,236	USD	191,000	Citibank N.A.	10/9/2013	-	(2,620)	(2,620)
ZAR	1,658,336	USD	169,548	Deutsche Bank AG London	1/15/2014	-	(6,937)	(6,937)
ZAR	10,021,305	USD	994,740	UBS AG	10/9/2013	2,394	-	2,394

						$8,424,249	($10,160,070)	($1,735,821)

High Yield Trust

The portfolio used foreign currency contracts to manage against anticipated changes in currency rate.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

High Yield Trust

	CAD	2,322,428	USD	2,236,459	Citibank N.A.	11/15/2013	$15,753	-	$15,753
	EUR	52,478	USD	69,528	Citibank N.A.	11/15/2013	1,475	-	1,475
	USD	1,095,007	BRL	2,422,703	Citibank N.A.	10/15/2013	5,151	-	5,151
	USD	3,373,559	EUR	2,542,465	Citibank N.A.	11/15/2013	-	($66,380)	(66,380)
	USD	2,270,002	EUR	1,708,145	UBS AG London	11/15/2013	-	(41,108)	(41,108)

							$22,379	($107,488)	($85,109)

International Core Trust

The portfolio used foreign currency contracts to manage against anticipated changes in currency rate.

				Contractual			Net Unrealized
				Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy	Contract to Sell	Counterparty	Date	Appreciation	Depreciation	(Depreciation)

438

International Core Trust

AUD	2,066,024	USD	1,906,612	State Street Bank & Trust	10/25/2013	$17,857	-	$17,857
				Company
CHF	3,867,780	USD	4,209,966	Bank of America N.A.	10/25/2013	67,687	-	67,687
CHF	832,805	USD	907,877	Bank of New York	10/25/2013	13,181	-	13,181
CHF	832,806	USD	909,663	Barclays Bank PLC Wholesale	10/25/2013	11,396	-	11,396
CHF	11,596,660	USD	12,633,904	Brown Brothers Harriman &	10/25/2013	191,668	-	191,668
				Company
CHF	713,832	USD	779,293	Deutsche Bank AG London	10/25/2013	10,185	-	10,185
CHF	1,419,839	USD	1,548,163	JPMorgan Chase Bank	10/25/2013	22,138	-	22,138
CHF	6,075,044	USD	6,619,036	Morgan Stanley & Company	10/25/2013	99,787	-	99,787
				International PLC
CHF	2,578,520	USD	2,805,438	State Street Bank & Trust	10/25/2013	46,331	-	46,331
				Company
HKD	36,130,741	USD	4,660,422	Bank of America N.A.	10/25/2013	-	($1,689)	(1,689)
HKD	53,082,370	USD	6,846,758	Bank of New York	10/25/2013	-	(2,267)	(2,267)
HKD	22,452,903	USD	2,896,100	Barclays Bank PLC Wholesale	10/25/2013	-	(1,001)	(1,001)
HKD	48,095,054	USD	6,203,636	Brown Brothers Harriman &	10/25/2013	-	(2,214)	(2,214)
				Company
HKD	16,119,640	USD	2,079,183	JPMorgan Chase Bank	10/25/2013	-	(701)	(701)
HKD	28,717,903	USD	3,704,314	Morgan Stanley & Company	10/25/2013	-	(1,400)	(1,400)
				International PLC
HKD	27,382,382	USD	3,531,930	State Street Bank & Trust	10/25/2013	-	(1,219)	(1,219)
				Company
JPY	517,721,531	USD	5,381,049	Bank of America N.A.	10/25/2013	-	(113,343)	(113,343)
JPY	158,719,537	USD	1,599,818	Barclays Bank PLC Wholesale	10/25/2013	15,120	-	15,120
JPY	238,079,306	USD	2,397,540	Brown Brothers Harriman &	10/25/2013	24,866	-	24,866
				Company
JPY	517,721,531	USD	5,357,052	JPMorgan Chase Bank	10/25/2013	-	(89,345)	(89,345)
JPY	238,079,306	USD	2,398,687	Morgan Stanley & Company	10/25/2013	23,719	-	23,719
				International PLC
SEK	11,375,972	USD	1,748,280	Bank of America N.A.	10/25/2013	20,891	-	20,891
SEK	3,795,958	USD	586,149	Barclays Bank PLC Wholesale	10/25/2013	4,192	-	4,192
SGD	3,616,324	USD	2,834,765	Bank of America N.A.	10/25/2013	47,914	-	47,914
SGD	5,644,213	USD	4,429,961	Bank of New York	10/25/2013	69,208	-	69,208
SGD	5,393,644	USD	4,230,647	Barclays Bank PLC Wholesale	10/25/2013	68,786	-	68,786
SGD	1,623,721	USD	1,273,227	Brown Brothers Harriman &	10/25/2013	21,089	-	21,089
				Company

439

SGD	2,136,154	USD	1,675,089	Morgan Stanley & Company	10/25/2013	27,702	-	27,702
				International PLC
SGD	3,062,932	USD	2,404,183	Royal Bank of Scotland PLC	10/25/2013	37,370	-	37,370
SGD	10,717,150	USD	8,398,889	State Street Bank & Trust	10/25/2013	144,068	-	144,068
				Company
USD	1,998,753	AUD	2,212,699	Bank of America N.A.	10/25/2013	-	(62,341)	(62,341)
USD	845,157	AUD	935,037	Bank of New York	10/25/2013	-	(25,816)	(25,816)
USD	1,444,220	AUD	1,598,703	Barclays Bank PLC Wholesale	10/25/2013	-	(44,947)	(44,947)
USD	1,438,003	AUD	1,591,690	Morgan Stanley & Company	10/25/2013	-	(44,632)	(44,632)
				International PLC
USD	5,373,024	AUD	5,948,309	State Street Bank & Trust	10/25/2013	-	(167,733)	(167,733)
				Company
USD	640,230	CAD	665,026	Bank of America N.A.	10/25/2013	-	(5,022)	(5,022)
USD	2,504,324	CAD	2,608,980	Bank of New York	10/25/2013	-	(27,078)	(27,078)
USD	885,940	CAD	922,219	Brown Brothers Harriman &	10/25/2013	-	(8,857)	(8,857)
				Company
USD	1,388,838	CAD	1,445,266	Deutsche Bank AG London	10/25/2013	-	(13,454)	(13,454)
USD	1,052,783	CAD	1,096,460	JPMorgan Chase Bank	10/25/2013	-	(11,074)	(11,074)
USD	2,520,685	CAD	2,623,189	Royal Bank of Scotland PLC	10/25/2013	-	(24,503)	(24,503)
USD	1,184,879	CAD	1,230,888	State Street Bank & Trust	10/25/2013	-	(9,409)	(9,409)
				Company
USD	3,313,386	CHF	3,075,518	Brown Brothers Harriman &	10/25/2013	-	(88,048)	(88,048)
				Company
USD	8,679,285	EUR	6,484,371	Bank of America N.A.	10/25/2013	-	(93,551)	(93,551)
USD	8,718,772	EUR	6,498,835	Bank of New York	10/25/2013	-	(73,633)	(73,633)
USD	6,111,211	EUR	4,550,096	Barclays Bank PLC Wholesale	10/25/2013	-	(44,705)	(44,705)
USD	4,071,552	EUR	3,031,639	Brown Brothers Harriman &	10/25/2013	-	(30,014)	(30,014)
				Company
USD	6,408,728	EUR	4,784,784	Deutsche Bank AG London	10/25/2013	-	(64,702)	(64,702)
USD	3,501,370	EUR	2,606,757	JPMorgan Chase Bank	10/25/2013	-	(25,364)	(25,364)
USD	3,801,925	EUR	2,831,124	Morgan Stanley & Company	10/25/2013	-	(28,360)	(28,360)
				International PLC
USD	3,215,021	EUR	2,392,380	Royal Bank of Scotland PLC	10/25/2013	-	(21,678)	(21,678)
USD	5,338,203	EUR	4,002,314	State Street Bank & Trust	10/25/2013	-	(76,609)	(76,609)
				Company
USD	5,084,668	GBP	3,269,339	Bank of America N.A.	10/25/2013	-	(207,111)	(207,111)
USD	1,654,625	GBP	1,055,286	Bank of New York	10/25/2013	-	(53,469)	(53,469)
USD	2,525,726	GBP	1,612,608	Barclays Bank PLC Wholesale	10/25/2013	-	(84,454)	(84,454)
USD	4,375,524	GBP	2,783,390	Deutsche Bank AG London	10/25/2013	-	(129,694)	(129,694)

440

USD	4,626,155	GBP	2,937,041	Morgan Stanley & Company	10/25/2013	-	(127,764)	(127,764)
				International PLC
USD	1,049,024	NOK	6,276,297	Bank of America N.A.	10/25/2013	6,162	-	6,162
USD	721,012	NOK	4,300,260	Brown Brothers Harriman &	10/25/2013	6,486	-	6,486
				Company
USD	1,854,068	NZD	2,332,751	Bank of America N.A.	10/25/2013	-	(80,356)	(80,356)
USD	1,775,531	NZD	2,233,878	Barclays Bank PLC Wholesale	10/25/2013	-	(76,904)	(76,904)
USD	1,553,148	SEK	10,114,362	Bank of America N.A.	10/25/2013	-	(19,819)	(19,819)
USD	770,823	SEK	5,057,560	JPMorgan Chase Bank	10/25/2013	-	(15,720)	(15,720)

						$997,803	($2,000,000)	($1,002,197)

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Investment Quality Bond Trust

	BRL	2,023,000	USD	905,145	Barclays Bank PLC Wholesale	10/2/2013	$7,637	-	$7,637
	BRL	2,023,000	USD	907,175	UBS AG	10/2/2013	5,608	-	5,608
	USD	907,175	BRL	2,023,000	Barclays Bank PLC Wholesale	10/2/2013	-	($5,608)	(5,608)
	USD	851,938	BRL	2,023,000	UBS AG	10/2/2013	-	(60,844)	(60,844)
	USD	898,532	BRL	2,023,000	Barclays Bank PLC Wholesale	11/4/2013	-	(7,343)	(7,343)

							$13,245	($73,795)	($60,550)

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and maintain diversity and liquidity of the portfolio.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Mutual Shares Trust

	EUR	124,333	USD	166,414	Bank of America N.A.	11/18/2013	$1,809	-	$1,809
	EUR	357,053	USD	475,681	Credit Suisse International	11/18/2013	7,414	-	7,414
	EUR	131,875	USD	175,959	Deutsche Bank AG London	11/18/2013	2,469	-	2,469
	EUR	57,860	USD	77,224	HSBC Bank PLC	11/18/2013	1,061	-	1,061
	EUR	591,383	USD	789,067	State Street Bank and Trust	11/18/2013	11,076	-	11,076
					Company

441

KRW	36,722,700	USD	33,890	Credit Suisse International	2/12/2014	126	-	126
KRW	86,812,400	USD	80,011	HSBC Bank PLC	2/12/2014	402	-	402
USD	1,484,464	EUR	1,140,164	Bank of America N.A.	11/18/2013	-	($58,183)	(58,183)
USD	11,833,971	EUR	9,176,132	Credit Suisse International	11/18/2013	-	(581,385)	(581,385)
USD	1,661,077	EUR	1,276,370	Deutsche Bank AG London	11/18/2013	-	(65,857)	(65,857)
USD	317,497	EUR	242,154	HSBC Bank PLC	11/18/2013	-	(10,138)	(10,138)
USD	8,134,343	EUR	6,219,135	Bank of America N.A.	1/17/2014	-	(281,549)	(281,549)
USD	7,468,239	EUR	5,719,019	Barclays Bank PLC Wholesale	1/17/2014	-	(270,884)	(270,884)
USD	976,655	EUR	730,469	Credit Suisse International	1/17/2014	-	(11,833)	(11,833)
USD	268,674	EUR	203,940	Deutsche Bank AG London	1/17/2014	-	(7,302)	(7,302)
USD	502,353	EUR	374,325	HSBC Bank PLC	1/17/2014	-	(4,193)	(4,193)
USD	158,998	EUR	118,915	State Street Bank and Trust	1/17/2014	-	(1,920)	(1,920)
				Company
USD	36,721,265	GBP	23,632,225	Bank of America N.A.	2/19/2014	-	(1,498,569)	(1,498,569)
USD	18,224,680	GBP	11,723,067	Barclays Bank PLC Wholesale	2/19/2014	-	(734,757)	(734,757)
USD	1,712,390	GBP	1,075,101	Credit Suisse International	2/19/2014	-	(26,345)	(26,345)
USD	629,917	GBP	398,371	HSBC Bank PLC	2/19/2014	-	(14,359)	(14,359)
USD	1,657,522	KRW	1,862,303,283	Bank of America N.A.	2/12/2014	-	(67,512)	(67,512)
USD	3,035,139	KRW	3,400,266,848	Credit Suisse International	2/12/2014	-	(114,497)	(114,497)
USD	2,466,326	KRW	2,770,423,051	Deutsche Bank AG London	2/12/2014	-	(99,892)	(99,892)
USD	1,330,087	KRW	1,487,239,518	HSBC Bank PLC	2/12/2014	-	(47,531)	(47,531)

						$24,357	($3,896,706)	($3,872,349)

New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the portfolio.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

New Income Trust

	AUD	7,650,000	USD	7,127,505	HSBC Bank PLC	10/2/2013	$9,182	-	$9,182
	EUR	6,260,000	USD	8,267,870	HSBC Bank PLC	11/5/2013	201,625	-	201,625
	EUR	10,760,000	USD	14,541,925	UBS AG London	10/15/2013	15,170	-	15,170
	EUR	720,000	USD	973,944	UBS AG London	11/5/2013	183	-	183
	HKD	159,350,000	USD	20,549,809	HSBC Bank PLC	10/15/2013	-	($3,564)	(3,564)
	HKD	162,925,000	USD	21,017,414	HSBC Bank PLC	11/20/2013	-	(8,080)	(8,080)
	MXN	50,690,000	USD	3,891,209	Royal Bank of Canada (UK)	12/10/2013	-	(39,880)	(39,880)

442

MXN	175,845,000	USD	13,584,712	Royal Bank of Scotland PLC	12/10/2013	-	(224,346)	(224,346)
MXN	42,245,000	USD	3,258,815	UBS AG London	12/10/2013	-	(49,121)	(49,121)
				Credit Suisse Securities (Europe)
NOK	51,740,000	USD	8,479,326	LTD	10/15/2013	120,893	-	120,893
NOK	40,980,000	USD	6,708,581	Deutsche Bank AG London	12/10/2013	89,041	-	89,041
NOK	77,020,000	USD	12,941,221	HSBC Bank PLC	11/5/2013	-	(148,843)	(148,843)
PLN	44,190,000	USD	14,050,785	HSBC Bank PLC	12/20/2013	35,831	-	35,831
RON	24,050,000	USD	7,030,108	Merrill Lynch International	10/21/2013	265,724	-	265,724
ZAR	7,590,000	USD	759,592	Goldman Sachs International	11/1/2013	-	(6,802)	(6,802)
ZAR	28,445,000	USD	2,827,899	Royal Bank of Scotland PLC	10/16/2013	-	(353)	(353)
USD	6,957,820	AUD	7,650,000	Barclays Capital	10/2/2013	-	(178,866)	(178,866)
USD	7,282,369	AUD	7,860,000	HSBC Bank PLC	12/27/2013	-	(9,462)	(9,462)
USD	6,782,945	AUD	7,260,000	Royal Bank of Scotland PLC	12/27/2013	47,743	-	47,743
USD	11,700,172	BRL	28,635,000	Merrill Lynch International Bank	12/3/2013	-	(1,041,913)	(1,041,913)
USD	15,281,836	BRL	34,255,000	Morgan Stanley & Co Inc	12/3/2013	38,947	-	38,947
USD	6,952,390	CAD	7,170,000	Royal Bank of Scotland PLC	11/14/2013	-	(1,003)	(1,003)
USD	10,532,359	CAD	10,915,000	State Street Bank London	11/14/2013	-	(52,896)	(52,896)
USD	34,334,073	EUR	26,690,000	HSBC Bank PLC	10/15/2013	-	(1,774,557)	(1,774,557)
USD	6,817,830	EUR	5,055,000	HSBC Bank PLC	11/5/2013	-	(21,354)	(21,354)
USD	45,153,720	EUR	34,040,000	UBS AG London	11/5/2013	-	(900,848)	(900,848)
USD	6,866,194	GBP	4,410,000	HSBC Bank PLC	11/25/2013	-	(270,249)	(270,249)
USD	3,478,579	GBP	2,290,000	Morgan Stanley & Co Inc	10/22/2013	-	(228,122)	(228,122)
USD	29,568,668	GBP	18,920,000	Royal Bank of Scotland PLC	11/25/2013	-	(1,048,451)	(1,048,451)
USD	3,379,191	GBP	2,155,000	UBS AG London	11/25/2013	-	(108,118)	(108,118)
USD	6,480,592	HKD	50,245,000	Deutsche Bank AG London	11/20/2013	1,451	-	1,451
USD	3,510,533	HUF	797,400,000	Barclays Capital	10/22/2013	-	(111,513)	(111,513)
USD	9,579,662	JPY	955,440,000	Barclays Capital	12/5/2013	-	(144,127)	(144,127)
USD	4,357,127	JPY	427,530,000	State Street Bank London	11/18/2013	6,506	-	6,506
USD	3,643,737	RON	12,310,000	Merrill Lynch International	10/21/2013	-	(90,637)	(90,637)
USD	6,186,859	SEK	39,745,000	Royal Bank of Canada (UK)	12/27/2013	14,545	-	14,545
USD	1,561,582	TRY	3,190,000	Royal Bank of Scotland PLC	12/18/2013	3,287	-	3,287
USD	3,032,454	ZAR	30,160,000	Barclays Capital	11/1/2013	41,128	-	41,128
				Credit Suisse Securities (Europe)
USD	2,796,622	ZAR	28,445,000	LTD	10/16/2013	-	(30,924)	(30,924)

						$891,256	($6,494,029)	($5,602,773)

Real Return Bond Trust

443

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rate, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Real Return Bond Trust

	AUD	1,954,000	USD	1,830,961	Deutsche Bank AG London	10/2/2013	-	($8,074)	($8,074)
	BRL	1,343,060	USD	556,213	Morgan Stanley Co., Inc.	10/2/2013	$49,779	-	49,779
	BRL	1,343,060	USD	588,146	Morgan Stanley Co., Inc.	11/4/2013	13,260	-	13,260
					Goldman Sachs Capital Markets
	EUR	1,476,000	USD	1,997,323	LP	10/2/2013	-	(516)	(516)
	INR	46,065,910	USD	766,042	UBS AG	10/17/2013	-	(33,141)	(33,141)
	JPY	32,700,000	USD	330,724	Bank of America N.A.	10/17/2013	1,976	-	1,976
	USD	1,746,104	AUD	1,954,000	Bank of America N.A.	10/2/2013	-	(76,783)	(76,783)
	USD	1,826,990	AUD	1,954,000	Deutsche Bank AG London	11/4/2013	8,070	-	8,070
	USD	592,309	BRL	1,343,060	Morgan Stanley Co., Inc.	10/2/2013	-	(13,683)	(13,683)
	USD	1,968,307	EUR	1,476,000	Citibank N.A.	10/2/2013	-	(28,501)	(28,501)
	USD	450,830	EUR	334,000	Barclays Bank PLC Wholesale	11/4/2013	-	(1,055)	(1,055)
					Goldman Sachs Capital Markets
	USD	1,997,499	EUR	1,476,000	LP	11/4/2013	544	-	544
	USD	738,802	GBP	473,000	The Royal Bank of Scotland PLC	12/12/2013	-	(26,537)	(26,537)
	USD	408,000	INR	24,761,940	Barclays Capital	10/17/2013	14,041	-	14,041
	USD	324,000	INR	19,620,480	Deutsche Bank AG London	10/17/2013	11,841	-	11,841
	USD	10,000	INR	610,200	JPMorgan Chase Bank N.A.	10/17/2013	292	-	292
	USD	4,000	INR	243,960	UBS AG	10/17/2013	119	-	119
	USD	8,127	JPY	800,000	Citibank N.A.	10/17/2013	-	(12)	(12)
	USD	333,073	JPY	32,900,000	JPMorgan Chase Bank N.A.	10/17/2013	-	(1,662)	(1,662)
	USD	749,332	MXN	9,934,701	JPMorgan Chase Bank N.A.	12/17/2013	-	(5,102)	(5,102)

							$99,922	($195,066)	($95,144)

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Strategic Income Opportunities Trust

	AUD	25,060,000	CAD	24,016,502	Royal Bank of Canada	12/4/2013	$3,091	-	$3,091

444

				State Street Bank & Trust
AUD	6,575,000	CAD	6,305,241		12/4/2013	-	($3,090)	(3,090)
				Company
CAD	17,109,627	AUD	17,710,000	Royal Bank of Canada	12/4/2013	130,680	-	130,680
CAD	947,739	NZD	1,140,000	Barclays Bank PLC Wholesale	12/4/2013	-	(24,098)	(24,098)
				Canadian Imperial Bank of
CAD	3,865,580	NZD	4,655,000		12/4/2013	-	(102,621)	(102,621)
				Commerce
CAD	3,519,069	NZD	4,220,000	Royal Bank of Canada	12/4/2013	-	(78,763)	(78,763)
EUR	3,845,000	USD	5,181,830	J. Aron and Company NY	12/4/2013	20,713	-	20,713
EUR	9,955,000	USD	13,323,175	UBS AG	12/4/2013	146,606	-	146,606
				State Street Bank & Trust
GBP	4,154,184	EUR	4,935,000		12/4/2013	44,666	-	44,666
				Company
JPY	495,384,750	USD	4,970,000	J. Aron and Company NY	12/4/2013	71,624	-	71,624
JPY	1,006,546,200	USD	10,200,000	Toronto Dominion Bank	12/4/2013	43,810	-	43,810
MXN	97,583,844	USD	7,369,268	Bank of Nova Scotia	12/4/2013	48,216	-	48,216
USD	24,040,767	AUD	26,192,337	Bank of Nova Scotia	12/4/2013	-	(293,798)	(293,798)
USD	88,426,918	CAD	91,836,218	Royal Bank of Canada	12/4/2013	-	(590,909)	(590,909)
USD	36,172,725	EUR	27,251,734	Barclays Bank PLC Wholesale	12/4/2013	-	(700,694)	(700,694)
USD	6,718,120	EUR	4,980,000	Deutsche Bank AG London	12/4/2013	-	(20,154)	(20,154)
USD	2,583,560	EUR	1,947,549	Standard Chartered Bank	12/4/2013	-	(51,604)	(51,604)
USD	7,207,419	GBP	4,590,713	Bank of Montreal	12/4/2013	-	(220,996)	(220,996)
USD	10,071,436	JPY	1,002,797,823	Bank of Montreal	12/4/2013	-	(134,226)	(134,226)
USD	4,970,000	JPY	492,691,010	J. Aron and Company NY	12/4/2013	-	(44,209)	(44,209)
USD	8,429,497	NOK	50,850,096	HSBC Bank USA	12/4/2013	-	(7,231)	(7,231)
USD	11,919,734	NZD	14,950,968	Bank of Nova Scotia	12/4/2013	-	(444,344)	(444,344)
USD	8,378,136	SEK	55,003,718	HSBC Bank USA	12/4/2013	-	(168,206)	(168,206)
USD	11,810,727	SGD	14,987,694	UBS AG	12/4/2013	-	(137,287)	(137,287)

						$509,406	($3,022,230)	($2,512,824)

Total Return Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rate, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Total Return Trust

	BRL	1,894,188	USD	784,457	Morgan Stanley Co., Inc.	10/2/2013	$70,206	-	$70,206
	BRL	1,894,188	USD	829,493	Morgan Stanley Co., Inc.	11/4/2013	18,702	-	18,702

445

CAD	1,802,000	USD	1,757,414	HSBC Bank USA	12/23/2013	-	($11,536)	(11,536)
EUR	5,746,000	USD	7,662,527	Citibank N.A.	10/2/2013	110,952	-	110,952
				Goldman Sachs Capital Markets
EUR	1,040,000	USD	1,407,328		10/2/2013	-	(364)	(364)
				LP
EUR	12,407,000	USD	16,512,451	JPMorgan Chase Bank N.A.	10/2/2013	272,364	-	272,364
EUR	17,236,000	USD	23,242,746	UBS AG	10/2/2013	74,984	-	74,984
MXN	4,945,086	USD	372,987	JPMorgan Chase Bank N.A.	12/17/2013	2,540	-	2,540
USD	835,364	BRL	1,894,188	Morgan Stanley Co., Inc.	10/2/2013	-	(19,298)	(19,298)
USD	49,606,929	CAD	51,262,064	The Royal Bank of Canada	12/23/2013	-	(58,628)	(58,628)
USD	20,287,522	EUR	15,403,000	Bank of America N.A.	10/2/2013	-	(550,433)	(550,433)
USD	5,060,557	EUR	3,790,000	Citibank N.A.	10/2/2013	-	(66,746)	(66,746)
				Goldman Sachs Capital Markets
USD	23,318,963	EUR	17,236,000		10/2/2013	1,233	-	1,233
				LP
				Goldman Sachs Capital Markets
USD	1,407,452	EUR	1,040,000		11/4/2013	383	-	383
				LP
USD	31,591,260	EUR	23,425,000	JPMorgan Chase Bank N.A.	11/4/2013	-	(101,605)	(101,605)
USD	23,244,659	EUR	17,236,000	UBS AG	11/4/2013	-	(74,795)	(74,795)
USD	35,442,042	EUR	26,892,000	Bank of America N.A.	3/14/2014	-	(955,422)	(955,422)
USD	3,192,240	EUR	2,388,000	The Royal Bank of Scotland PLC	3/14/2014	-	(39,842)	(39,842)
USD	1,768,746	EUR	1,400,000	BNP Paribas SA	4/1/2014	-	(126,219)	(126,219)
USD	1,267,350	EUR	1,000,000	Citibank N.A.	4/1/2014	-	(86,196)	(86,196)
USD	12,021,102	EUR	9,000,000	Bank of America N.A.	6/2/2014	-	(163,687)	(163,687)
USD	2,529,060	EUR	2,000,000	BNP Paribas SA	6/2/2014	-	(178,671)	(178,671)
USD	2,028,800	EUR	1,600,000	Credit Suisse International	6/2/2014	-	(137,385)	(137,385)
USD	33,670,325	EUR	25,200,000	HSBC Bank USA	6/2/2014	-	(447,085)	(447,085)
USD	1,771,000	EUR	1,400,000	BNP Paribas SA	7/1/2014	-	(124,621)	(124,621)
USD	1,139,040	EUR	900,000	BNP Paribas SA	8/1/2014	-	(79,710)	(79,710)

						$551,364	($3,222,243)	($2,670,879)

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Portfolio	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Utilities Trust

	EUR	1,500,408	USD	1,988,167	Credit Suisse International	10/18/2013	$41,734	-	$41,734
	EUR	1,379,682	USD	1,828,410	Deutsche Bank AG London	10/18/2013	38,160	-	38,160
	EUR	29,070	USD	39,259	Goldman Sachs International	10/18/2013	70	-	70

446

EUR	308,444	USD	412,402	JPMorgan Chase Bank N.A.	10/18/2013	4,891	-	4,891
				Merrill Lynch International Bank
EUR	314,823	USD	422,579		10/18/2013	3,344	-	3,344
				Limited
EUR	1,192,246	USD	1,588,215	UBS AG	10/18/2013	24,774	-	24,774
GBP	137,796	USD	205,764	Barclays Bank PLC Wholesale	10/18/2013	17,287	-	17,287
GBP	420,000	USD	669,161	Barclays Bank PLC Wholesale	12/18/2013	10,395	-	10,395
GBP	256,808	USD	390,573	Citibank N.A.	10/18/2013	25,122	-	25,122
				Merrill Lynch International Bank
GBP	118,188	USD	180,234		10/18/2013	11,077	-	11,077
				Limited
GBP	351,590	USD	534,304	UBS AG	10/18/2013	34,814	-	34,814
USD	5,565,866	EUR	4,160,182	Barclays Bank PLC Wholesale	12/18/2013	-	($63,327)	(63,327)
USD	81,914	EUR	62,367	Credit Suisse International	10/18/2013	-	(2,461)	(2,461)
USD	15,275,959	EUR	11,892,352	Deutsche Bank AG London	10/18/2013	-	(813,191)	(813,191)
USD	65,664	EUR	48,555	Goldman Sachs International	10/18/2013	-	(27)	(27)
USD	15,318,074	EUR	11,925,624	JPMorgan Chase Bank N.A.	10/18/2013	-	(816,090)	(816,090)
				Merrill Lynch International Bank
USD	61,665	EUR	45,587		10/18/2013	-	(10)	(10)
				Limited
USD	403,036	EUR	306,415	UBS AG	10/18/2013	-	(11,512)	(11,512)
USD	5,565,409	EUR	4,160,182	UBS AG	12/18/2013	-	(63,784)	(63,784)
USD	3,778,674	GBP	2,530,757	Credit Suisse International	10/18/2013	-	(317,856)	(317,856)
USD	151,645	GBP	97,709	Deutsche Bank AG London	10/18/2013	-	(6,516)	(6,516)
USD	33,670	GBP	21,549	JPMorgan Chase Bank N.A.	10/18/2013	-	(1,211)	(1,211)
				Merrill Lynch International Bank
USD	3,777,586	GBP	2,530,757		10/18/2013	-	(318,945)	(318,945)
				Limited
USD	474,329	GBP	311,221	UBS AG	10/18/2013	-	(29,443)	(29,443)

						$211,668	($2,444,373)	($2,232,705)

The following are abbreviations for the tables above:

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

447

HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungarian Forint	USD	U.S. Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios’ exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the portfolios purchases an option, the premiums paid by the portfolios are included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the portfolios write an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2013, the Global Bond Trust and Real Return Bond Trust purchased options to manage against anticipated interest rate changes, manage duration and maintain diversity and liquidity of the Portfolio. Strategic Income Opportunities Trust purchased options to manage against anticipated change in currency exchange rates.

The following tables summarize the portfolios’ written options activities during the period ended September 30, 2013. In addition, the tables detail how the portfolios used written option contracts held during the period ended September 30, 2013.

	Number of Contracts/Notional	Premiums Received
Capital Appreciation Value Trust

Outstanding, beginning of period	4,945	$700,843
Options written	6,157	1,079,897
Option closed	(3,522)	(472,170)
Options exercised	(1,673)	(264,249)
Options expired	(1,917)	(254,503)
Outstanding, end of period	3,990	$789,818

Global Bond Trust

Outstanding, beginning of period	227,800,000	$3,672,423
Options written	1,972,385,150	3,537,342
Option closed	(476,706,047)	(3,714,415)

448

Options exercised	(787,268,047)	(1,206,616)
Options expired	(771,310,842)	(911,343)
Outstanding, end of period	164,900,214	$1,377,391

Health Science Trust

Outstanding, beginning of period	5,024	$3,144,960
Options written	1,524	729,096
Option closed	(2,167)	(1,181,818)
Options exercised	(613)	(312,985)
Options expired	(2,573)	(1,589,107)
Outstanding, end of period	1,195	$790,146

High Yield Trust

Outstanding, beginning of period	30,920,000	$165,984
Options written	23,200,000	150,080
Option closed	-	-
Options exercised	(17,200,000)	(111,210)
Options expired	(36,920,000)	(204,854)
Outstanding, end of period	-	-

Real Return Bond Trust

Outstanding, beginning of period	24,200,000	$215,591
Options written	155,900,010	293,144
Option closed	(7,200,000)	(58,048)
Options exercised	(13,200,005)	(72,812)
Options expired	(143,700,005)	(242,230)
Outstanding, end of period	16,000,000	$135,645

Strategic Income Opportunities Trust

Outstanding, beginning of period	-	-
Options written	81,120,000	$430,338
Options closed	-	-
Options exercised	-	-
Options expired	(60,080,000)	(348,838)
Outstanding, end of period	21,040,000	$81,500

Total Return Trust

Outstanding, beginning of period	586,500,000	$2,823,503

449

Options written	1,809,800,590	6,064,164
Option closed	(890,700,000)	(2,731,504)
Options exercised	(389,200,272)	(1,478,614)
Options expired	(529,600,318)	(2,274,781)
Outstanding, end of period	586,800,000	$2,402,768

Options on securities

Capital Appreciation Value Trust

The portfolio used written options to gain exposure to certain securities markets.

				Number of
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Capital Appreciation
Value Trust	CALLS

	Accenture PLC	$82.50	Jan 2014	64	$17,665	($3,360)
	Accenture PLC	80.00	Jan 2014	46	15,336	(4,140)
	Accenture PLC	85.00	Jan 2014	18	4,538	(495)
	IBM Corp.	230.00	Jan 2014	132	55,094	(1,320)
	JPMorgan Chase and Company	55.00	Jan 2014	252	29,064	(23,814)
	JPMorgan Chase and Company	45.00	Jan 2014	160	41,759	(110,800)
	Pfizer, Inc.	27.00	Jan 2014	449	55,191	(93,168)
	Philip Morris International, Inc.	95.00	Jan 2014	38	11,096	(1,881)
	Philip Morris International, Inc.	97.50	Jan 2014	38	8,284	(969)
	The Procter and Gamble Company	75.00	Jan 2014	206	21,336	(59,740)
	The Procter and Gamble Company	85.00	Jan 2015	91	22,023	(18,792)
	The Walt Disney Company	55.00	Jan 2014	82	25,763	(81,795)
	The Walt Disney Company	70.00	Jan 2014	161	28,819	(14,571)
	The Walt Disney Company	57.50	Jan 2014	82	17,623	(62,730)
	The Williams Companies, Inc.	40.00	Jan 2014	147	12,789	(10,584)
	U.S. Bancorp	37.00	Jan 2014	622	43,395	(65,621)
	U.S. Bancorp	35.00	Jan 2014	363	45,032	(82,764)
	United Technologies Corp.	105.00	Jan 2014	78	21,972	(46,410)
	Zoetis, Inc.	35.00	Oct 2013	55	11,817	(138)

				3,084	$488,596	($683,092)

Health Sciences Trust

450

The portfolio used written options to manage against changes in securities markets and to gain exposure to certain securities.

				Number of
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Health Sciences Trust	CALLS

	Alexion Pharmaceuticals, Inc.	$110.00	Jan 2014	5	$5,185	($6,125)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	5	4,310	(4,725)
	Alkermes PLC	37.00	Nov 2013	27	6,672	(1,755)
	Catamaran Corp.	55.00	Oct 2013	108	30,390	(810)
	Incyte Corp. Ltd.	40.00	Jan 2014	36	8,219	(10,350)
	Incyte Corp. Ltd.	40.00	Dec 2013	70	14,853	(16,800)
	Intuitive Surigcal Inc.	680.00	Jan 2014	7	17,689	(228)
	Zimmer Holdings, Inc.	80.00	Jan 2014	36	9,792	(17,280)

				294	$97,110	($58,073)
	PUTS

	Agilent Technologies, Inc.	45.00	Jan 2014	56	45,194	(4,676)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	11	27,466	(6,930)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	11	27,356	(9,240)
	Amerisourcebergen Corp.	45.00	Jan 2014	9	4,229	(135)
	Bristol-Myers Squibb Company	35.00	Jan 2014	73	26,608	(1,533)
	Centene Corp.	40.00	Jan 2014	19	12,863	(428)
	Edwards Lifesciences Corp.	100.00	Jan 2014	9	13,698	(28,080)
	Eli Lilly & Company	55.00	Jan 2014	39	25,233	(21,743)
	Express Scripts Holdings Company	55.00	Jan 2014	4	2,868	(454)
	Forest Laboratories, Inc.	40.00	Jan 2014	112	55,693	(12,320)
	Gilead Sciences	35.00	Jan 2014	20	11,870	(180)
	Gilead Sciences	42.50	Jan 2014	74	47,389	(1,998)
	Humana, Inc.	80.00	Jan 2014	7	10,789	(998)
	Medivation, Inc.	55.00	Jan 2014	68	78,811	(40,630)
	Merck & Company, Inc.	45.00	Jan 2014	45	23,894	(4,928)
	Nuance Communications, Inc.	25.00	Jan 2014	9	6,363	(5,850)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	17	23,648	(42)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	23	38,299	(57)
	Pfizer, Inc.	27.00	Jan 2014	127	31,819	(6,985)
	Pharmacyclics, Inc.	50.00	Jan 2014	6	7,183	(150)
	St. Jude Medical, Inc.	30.00	Jan 2014	11	4,147	(138)
	St. Jude Medical, Inc.	45.00	Jan 2014	13	13,643	(877)
	Stryker Corp.	60.00	Jan 2014	19	14,430	(1,615)
	Teva Pharmaceutical Industries	45.00	Jan 2014	18	14,346	(13,590)

451

Unitedhealth Group, Inc.	60.00	Jan 2014	32	29,761	(2,320)
Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	36	60,641	(5,490)
Virpharma, Inc.	30.00	Jan 2014	6	4,905	(420)
Wellpoint, Inc.	70.00	Jan 2014	27	29,890	(2,268)

			901	$693,036	($174,075)

Over the counter options on securities

The portfolio used written options to gain exposure to certain securities markets.

			Exercise	Expiration	Number of
Portfolio	Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value

Capital Appreciation Value
Trust	CALLS

	Apache Corp.	JPMorgan Chase Bank	$90.00	Jan 2014	35	$6,668	($8,278)

	Consolidated Edison, Inc.	JPMorgan Chase Bank	60.00	Jan 2014	77	3,080	(1,925)
	Consolidated Edison, Inc.	JPMorgan Chase Bank	60.00	Jan 2015	77	12,089	(11,550)
	Lowe’s Companies, Inc.	Merrill Lynch	45.00	Jan 2014	161	33,971	(63,595)
	Lowe’s Companies, Inc.	Merrill Lynch	46.00	Jan 2014	40	10,320	(13,200)
	Lowe’s Companies, Inc.	Merrill Lynch	42.00	Oct 2013	81	30,132	(46,170)
	NRG Energy, Inc.	Citigroup Global	25.00	Jan 2014	74	24,753	(22,940)
	NRG Energy, Inc.	Citigroup Global	27.00	Jan 2014	73	15,841	(13,505)
	PepsiCo, Inc.	Citigroup Global	77.50	Jan 2014	133	63,308	(51,205)
	PepsiCo, Inc.	Citigroup Global	75.00	Jan 2014	155	101,060	(87,575)

					906	$301,222	($319,943)

Global Bond Trust

The portfolio used written options to manage against anticipated interest rate changes, maintain diversity and liquidity of the portfolio and manage duration of the portfolio.

			Exercise	Expiration	Notional
Portfolio	Name of Issuer	Counterparty	Price	Date	Amount	Premium	Value

Global Bond Trust	CALLS

	FNMA TBA 4.0% November
	30-Year	JPMorgan Chase Bank	$104.50	Nov 2013	51,000,000	$128,828	($393,516)

					51,000,000	$128,828	($393,516)

Options on Exchange-Traded Futures Contracts

452

Global Bond Trust

The portfolio used written options to manage against anticipated interest rate changes, maintain diversity and liquidity of the portfolio and manage duration of the portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Trust	Calls

	EURIBOR	$99.50	Dec 2014	107	$70,490	($68,759)

				107	$70,490	($68,759)

	Puts

	EURIBOR	$99.50	Dec 2014	107	$90,873	(63,330)

				107	$90,873	($63,330)

Foreign Currency Options (OTC)

Strategic Income Opportunities Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates.

				Exercise	Expiration	Notional
Portfolio	Description	Counterparty		Price	Date	Amount	Premium	Value

Strategic Income
Opportunities Trust	PUTS

	New Zealand Dollar versus Canadian	Goldman Sachs &
	Dollar	Company	NZD	0.84	Oct 2013	9,900,000	$42,134	($157,869)
	Australian Dollar versus Canadian	RBC Dominion
	Dollar	Securities	AUD	0.97	Oct 2013	11,140,000	39,366	19,267

						21,040,000	$81,500	($138,602)

Total Return Trust

The portfolio used written options to manage against anticipated change in currency exchange rates and gain exposure to foreign currencies.

				Exercise	Expiration	Notional
Portfolio	Description	Counterparty		Price	Date	Amount	Premium	Value

Total Return Trust	Puts
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	USD	95.00	Oct 2013	5,000,000	$16,950	($2,305)

453

5,000,000	$16,950	($2,305)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest swap.

Global Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the portfolio and maintain diversity and liquidity of the portfolio.

				Pay/Receive	Exercis	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Floating Rate	e Rate	Date		Amount	Premium	Value

Global Bond Trust
	CALLS

	1-Year Interest Rate
	Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	$18,118	($11,310)
	1-Year Interest Rate
	Swap	Royal Bank of Canada	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(14,024)

								22,400,000	$41,989	($25,334)
	PUTS

	1-Year Interest Rate
	Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	20,383	(11,810)
	1-Year Interest Rate
	Swap	Royal Bank of Canada	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(14,645)
	5-Year Interest Rate
	Swap	Bank of America	3-Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(1,052,160)
	5-Year Interest Rate
	Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	1.75%	Oct 2013	GBP	2,900,000	16,025	(23,080)
	5-Year Interest Rate
	Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,623	(529,587)
	5-Year Interest Rate
	Swap	Deutsche Bank AG	6-Month GBP LIBOR	Receive	1.75%	Oct 2013	GBP	2,300,000	14,423	(18,305)
	5-Year Interest Rate	Goldman Sachs Capital
	Swap	Markets, L.P.	3-Month USD-LIBOR	Receive	1.90%	Oct 2013	USD	6,800,000	24,688	(3,373)
	5-Year Interest Rate	Morgan Stanley
	Swap	Capital Services, Inc.	6-Month GBP LIBOR	Receive	1.75%	Oct 2013	GBP	3,800,000	27,843	(30,242)
	5-Year Interest Rate	Morgan Stanley
	Swap	Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.90%	Oct 2013	USD	3,900,000	15,015	(1,934)

								87,200,000	$996,871	($1,685,136)

Real Return Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

454

				Pay/Receive	Exercis	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Floating Rate	e Rate	Date		Amount	Premium	Value

Real Return Bond Trust
	Calls

	10-Year Interest Rate	The Royal Bank of
	Swap	Scotland PLC	3-Month USD-LIBOR	Receive	2.50%	Jan 2014	USD	4,000,000	$26,890	($18,364)

								4,000,000	$26,890	($18,364)
	Puts
	5-Year Interest Rate
	Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	2.85%	Apr 2014	USD	3,000,000	$36,000	($8,643)
	5-Year Interest Rate	Goldman Sachs Capital
	Swap	Markets, LP	3-Month USD-LIBOR	Receive	1.50%	Oct 2013	USD	2,100,000	5,800	(14,471)
	10-Year Interest Rate	The Royal Bank of
	Swap	Scotland PLC	3-Month USD-LIBOR	Receive	3.50%	Jan 2014	USD	4,000,000	40,355	(19,084)

								9,100,000	$82,155	($42,198)

Total Return Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes, manage duration and maintain diversity and liquidity of the portfolio.

				Pay/Receive	Exercis	Expiration		Notional
Portfolio	Description	Counterparty	Floating Rate Index	Floating Rate	e Rate	Date		Amount	Premium	Value

Total Return Trust
	Calls

	1-Year Interest Rate
	Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	$8,506	($4,976)
	1-Year Interest Rate
	Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	33,264	(20,132)
	1-Year Interest Rate	Goldman Sachs Capital
	Swap	Markets, LP	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(4,976)
	5-Year Interest Rate	Goldman Sachs Capital
	Swap	Markets, LP	3-Month USD LIBOR	Receive	1.40%	Jan 2014	USD	122,800,000	205,898	(299,141)
	10-Year Interest Rate	The Royal Bank of
	Swap	Scotland PLC	3-Month USD LIBOR	Receive	2.50%	Jan 2014	USD	2,100,000	12,600	(9,641)

								151,500,000	$269,341	($338,866)
	Puts

	1-Year Interest Rate
	Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	$9,640	($5,197)
	1-Year Interest Rate
	Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	39,573	(21,023)

455

1-Year Interest Rate	Goldman Sachs Capital
Swap	Markets, LP	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(5,197)
5-Year Interest Rate	Morgan Stanley
Swap	Capital Services, Inc.	3-Month USD LIBOR	Receive	1.75%	Nov 2013	USD	39,300,000	347,936	(193,513)
5-Year Interest Rate
Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.90%	Oct 2013	USD	24,600,000	107,010	(12,202)
5-Year Interest Rate	Goldman Sachs Capital
Swap	Markets, LP	3-Month USD LIBOR	Receive	2.00%	Jan 2014	USD	122,800,000	811,320	(705,854)
5-Year Interest Rate	Goldman Sachs Capital
Swap	Markets, LP	3-Month USD LIBOR	Receive	1.90%	Oct 2013	USD	31,600,000	97,170	(15,674)
5-Year Interest Rate	Goldman Sachs Capital
Swap	Markets, LP	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	68,700,000	189,185	(473,412)
10-Year Interest Rate	The Royal Bank of
Swap	Scotland PLC	3-Month USD LIBOR	Receive	3.50%	Jan 2014	USD	2,100,000	16,695	(10,019)

							315,700,000	$1,627,602	($1,442,091)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Total Return Trust

The portfolio used credit default swaptions to manage against potential credit events.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

Total Return Trust
	Calls

	5-Year Credit Default Swap	Deutsche Bank AG	CDX.IG20	Sell	0.65%	Dec 2013	USD	3,200,000	$2,560	($2,271)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG20	Sell	0.60%	Dec 2013	USD	7,300,000	3,650	(1,968)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG20	Sell	0.60%	Dec 2013	USD	8,800,000	4,400	(2,373)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	0.65%	Dec 2013	USD	11,700,000	9,495	(8,301)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG20	Sell	0.65%	Dec 2013	USD	3,200,000	2,400	(2,270)

								34,200,000	$22,505	($17,183)
	Puts

	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG20	Sell	0.90%	Dec 2013	USD	10,500,000	$13,960	($15,118)

456

5-Year Credit Default Swap	BNP Paribas	CDX.IG20	Sell	0.90%	Dec 2013	USD	8,800,000	9,900	(12,670)
5-Year Credit Default Swap	Deutsche Bank AG	CDX.IG20	Sell	0.90%	Dec 2013	USD	3,200,000	5,440	(4,607)
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	1.00%	Dec 2013	USD	11,700,000	27,585	(10,772)
	Morgan Stanley Capital Services,
5-Year Credit Default Swap	Inc.	CDX.IG20	Sell	1.10%	Dec 2013	USD	4,200,000	8,295	(2,397)

							38,400,000	$65,180	($45,564)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
Global Bond	Floor-OTC CPURNSA			(Index Final/Index Initial))
Trust	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	2,000,000	$25,800	($2,383)

				Maximum of ((1+0.0%)[10] -
	Floor-OTC CPURNSA	Deutsche Bank		(Index Final/Index Initial))
	Index	AG	218.011	or $0	Oct 2020	USD	2,300,000	22,540	(3,024)

							4,300,000	$48,340	($5,407)

Real Return Bond Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Maximum of ((1+0.0%)[10] -
Real Return Bond	Floor- OTC CPURNSA			(Index Final/Index Initial))
Trust	Index	BNP Paribas	0*	or $0	Mar 2018	USD	100,000	$860	($221)

457

			Maximum of ((1+0.0%)[10] -
Floor- OTC CPURNSA			(Index Final/Index Initial))
Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	2,600,000	23,160	(3,155)
			Maximum of ((1+0.0%)[10] -
Floor- OTC CPURNSA			(Index Final/Index Initial))
Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	200,000	2,580	(238)

						2,900,000	$26,600	($3,614)

* The floor level is zero. The starting index value will be determined in March 2014, using the index value from December 2013.

Total Return Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration of the portfolio and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Total Return Trust
				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	7,500,000	$63,460	($9,310)
				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA	Deutsche Bank		(Index Final/Index Initial))
	Index	AG	215.949	or $0	Mar 2020	USD	2,600,000	19,500	(2,969)
				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	17,900,000	159,640	(21,721)
				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA			(Index Final/Index Initial))
	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	6,900,000	89,010	(8,221)
				Maximum of ((1+0.0%)[10] -
	Floor- OTC CPURNSA	Deutsche Bank		(Index Final/Index Initial))
	Index	AG	218.011	or $0	Oct 2020	USD	7,100,000	69,580	(9,334)

							34,500,000	$337,730	($42,245)

Swaps. Swap agreements are agreements between the portfolios and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

458

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the portfolios and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settle accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of September 30, 2013. In addition, the tables detail how the portfolios used interest rate swap contracts during the period ended September 30, 2013.

Global Bond Trust

The portfolio used interest rate swaps to manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional	Curre	USD Notional	Payments Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	ncy	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Global Bond Trust
	Morgan
	Stanley Capital
	Services, Inc.	600,000	MXN	$3,773	MXN-TIIE-Banxico	Fixed 6.59%	Dec 2015	($299)	$2,619	$2,320
	Morgan
	Stanley Capital
	Services, Inc.	21,500,000	MXN	125,485	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(27,478)	12,848	(14,630)
Exchange Cleared Swaps

					EUR-EURIBOR-
		1,500,000	EUR	2,702,487	Reuters	Fixed .75%	Mar 2015	401	3,907	4,308

		22,000,000	GBP	56,784,499	GBP-LIBOR-BBA	Fixed 1.00%	Jun 2015	41,769	(1,309)	40,460

		900,000	USD	900,000	Fixed 1.70%	3 Month LIBOR	Mar 2018	(9,536)	(11,652)	(21,188)

		1,700,000	CAD	1,603,814	Fixed 2.30%	CAD-BA-CDOR	Jun 2023	26,716	68,880	95,596

459

610,000,000	JPY	61,775	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(127,385)	15,850	(111,535)

7,200,000	USD	7,200,000	3 Month LIBOR	Fixed 2.65%	Jul 2023	(45,042)	15,850	(29,192)
			EUR-EURIBOR-
12,300,000	EUR	22,501,529	Reuters	Fixed 2.25%	Mar 2024	42,968	30,781	73,749

5,800,000	USD	5,800,000	Fixed 3.00%	3 Month LIBOR	Dec 2023	(57,014)	(16,861)	(73,875)

		$97,683,362				($154,900)	$120,913	($33,987)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes.

								Unamortized
					Payments	Payments		Upfront	Unrealized
		Notional	Curr	USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	ency	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust
	JPMorgan Chase					Fixed
	Bank	5,100,000	USD	$5,100,000	3 Month LIBOR	4.3175%	Dec 2028	-	($722,994)	($722,994)
	JPMorgan Chase
	Bank	2,100,000	USD	2,100,000	3 Month LIBOR	Fixed 3.425%	Jun 2039	-	49,560	49,560

				$7,200,000				-	($673,434)	($673,434)

Real Return Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

					Payments	Payments		Unamortized	Unrealized
		Notional	Curre	USD Notional	Made by	Received by	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Amount	ncy	Amount	Portfolio	Portfolio	Date	Paid (Received)	(Depreciation)	Market Value

Real Return Bond Trust
	Deutsche Bank
	AG	1,551,848	BRL	918,836	CDI	Fixed 8.485%	Jan 2015	($412)	($11,239)	($11,651)
	Goldman Sachs
	Bank USA	3,901,536	BRL	2,289,488	CDI	Fixed 8.15%	Jan 2015	(11,457)	(26,398)	(37,855)
	Goldman Sachs
	Bank USA	1,298,215	BRL	755,287	CDI	Fixed 8.255%	Jan 2015	1,893	(10,222)	(8,329)
	HSBC Bank USA,
	N.A	1,371,581	BRL	$785,006	CDI	Fixed 8.825%	Jan 2015	9,323	(9,456)	(133)
	Morgan Stanley
	Capital Services	86,526	BRL	51,125	CDI	Fixed 8.27%	Jan 2015	(163)	(617)	(780)

	Morgan Stanley		BRL		CDI	Fixed 8.22%	Jan 2017

460

Capital Services	5,646,848		3,919,319				(435)	(234,718)	(235,153)

UBS AG	2,755,370	BRL	1,612,091	CDI	Fixed 8.56%	Jan 2015	2,414	(21,652)	(19,238)

UBS AG	2,693,914	BRL	1,879,473	CDI	Fixed 8.15%	Jan 2017	-	(115,344)	(115,344)
Exchange Cleared Swaps

				Fixed	JPY-LIBOR-
	200,000,000	JPY	2,025,595	1.00%	BBA	Sep 2023	(17,740)	(10,602)	(28,342)
				Fixed	3 Month
	4,600,000	USD	4,600,000	3.50%	LIBOR	Dec 2043	244,693	(68,163)	176,530

			$18,836,220				$228,116	($508,411)	($280,295)

Total Return Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional	Curre	USD Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	ncy	Amount	by Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Total Return Trust
	Bank of America N.A.	2,544,973	BRL	$1,883,986	CDI	Fixed 8.86%	Jan 2017	$2,973	($74,611)	($71,638)
					MXN-TIIE-
	Bank of America N.A.	300,000	MXN	23,228	Banxico	Fixed 5.50%	Sep 2022	(394)	(1,086)	(1,480)
					MXN-TIIE-
	Barclays Bank PLC	341,700,000	MXN	25,180,510	Banxico	Fixed 5.600%	Sep 2016	95,701	721,652	817,353
					MXN-TIIE-
	Barclays Bank PLC	87,000,000	MXN	6,291,655	Banxico	Fixed 5.500%	Sep 2017	(37,591)	180,673	143,082
					MXN-TIIE-
	Barclays Bank PLC	1,800,000	MXN	139,367	Banxico	Fixed 5.00%	Sep 2017	(834)	1,260	426
					MXN-TIIE-
	Barclays Bank PLC	100,000	MXN	7,757	Banxico	Fixed 5.75%	Jun 2023	(278)	(175)	(453)
					MXN-TIIE-
	Barclays Bank PLC	200,000	MXN	15,512	Banxico	Fixed 6.00%	Jun 2023	(338)	(280)	(618)
					MXN-TIIE-
	BNP Paribas	100,000	MXN	7,877	Banxico	Fixed 5.75%	Jun 2023	(125)	(328)	(453)

	Deutsche Bank AG	1,985,823	BRL	1,509,814	CDI	Fixed 9.13%	Jan 2017	10,747	(67,276)	(56,529)
					MXN-TIIE-
	Deutsche Bank AG	200,000	MXN	15,676	Banxico	Fixed 5.75%	Jun 2023	(328)	(577)	(905)

	Goldman Sachs	1,392,183	BRL	1,041,796	CDI	Fixed 9.095%	Jan 2017	-	(40,919)	(40,919)

461

				MXN-TIIE-
Goldman Sachs	200,000	MXN	15,555	Banxico	Fixed 5.75%	Jun 2023	(472)	(433)	(905)
				MXN-TIIE-
HSBC Bank USA	248,800,000	MXN	19,069,343	Banxico	Fixed 5.600%	Sep 2016	56,243	538,891	595,134

HSBC Bank USA	2,268,212	BRL	1,708,543	CDI	Fixed 8.95%	Jan 2017	(15)	(70,539)	(70,554)
				MXN-TIIE-
HSBC Bank USA	40,000,000	MXN	2,868,671	Banxico	Fixed 5.500%	Sep 2017	(12,740)	78,525	65,785
				MXN-TIIE-
HSBC Bank USA	5,200,000	MXN	403,791	Banxico	Fixed 5.00%	Sep 2017	(2,652)	3,846	1,194
				MXN-TIIE-
HSBC Bank USA	7,800,000	MXN	611,285	Banxico	Fixed 4.75%	Feb 2018	(5,522)	(2,934)	(8,456)
				MXN-TIIE-
HSBC Bank USA	92,000,000	MXN	7,135,517	Banxico	Fixed 5.00%	Jun 2018	(138,659)	76,058	(62,601)
				MXN-TIIE-
HSBC Bank USA	11,800,000	MXN	921,594	Banxico	Fixed 5.50%	Sep 2022	(20,185)	(38,010)	(58,195)
				MXN-TIIE-
HSBC Bank USA	300,000	MXN	23,631	Banxico	Fixed 5.75%	Jun 2023	(466)	(892)	(1,358)
JPMorgan Chase				MXN-TIIE-
Bank, N.A.	300,000	MXN	22,662	Banxico	Fixed 6.00%	Jun 2023	(1,068)	142	(926)
Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	13,600,000	MXN	1,105,893	Banxico	Fixed 5.600%	Sep 2016	1,639	30,892	32,531
Morgan Stanley
Capital Services, Inc.	1,323,309	BRL	1,005,278	CDI	Fixed 9.14%	Jan 2017	6,566	(44,391)	(37,825)
Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	50,000,000	MXN	3,608,427	Banxico	Fixed 5.500%	Sep 2017	(16,908)	99,498	82,590
Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	60,000,000	MXN	4,653,598	Banxico	Fixed 5.00%	Jun 2018	(91,833)	51,006	(40,827)
Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	11,100,000	MXN	906,274	Banxico	Fixed 6.350%	Jun 2021	2,092	7,831	9,923
Morgan Stanley				MXN-TIIE-
Capital Services, Inc.	22,000,000	MXN	1,706,913	Banxico	Fixed 5.50%	Sep 2022	(47,823)	(60,895)	(108,718)

UBS AG	2,540,562	BRL	1,903,414	CDI	Fixed 8.90%	Jan 2017	1,218	(80,937)	(79,719)
Exchange Cleared Swaps

	87,400,000	USD	87,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	(21,809,730)	10,847,743	(10,961,987)

	376,400,000	USD	376,400,000	3 Month LIBOR	Fixed 1.5%	Mar 2016	2,902,377	(634,943)	2,267,434

	177,600,000	USD	177,600,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	12,469,430	17,478,836	29,948,266

462

			Federal Fund
			Effective Rate
122,100,000	USD	122,100,000	US	Fixed 1.00%	Oct 2017	(143,913)	(1,212,252)	(1,356,165)

85,800,000	USD	85,800,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	4,286,941	(994,279)	3,292,662

228,900,000	USD	228,900,000	3 Month LIBOR	Fixed 3.00%	Sep 2017	379,517	1,117,261	1,496,778

		$1,161,987,567				($2,116,430)	$27,908,357	$25,791,927

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at September 30, 2013. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection during the period ended September 30, 2013.

Core Allocation Plus Trust

The portfolio used credit default swaps as a buyer to manage against potential credit events.

								Unamortized
					USD	(Pay)/Recei		Upfront	Unrealized
			Notional	Curre	Notional	ved Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Core Allocation Plus Trust
	Goldman Sachs
	International	ABX.HE.PENAAA.06-2	53,845	USD	$53,845	(0.110)%	May 2046	$13,842	($3,348)	$10,494
	Goldman Sachs	Everest Reinsurance
	International	Holdings, Inc.	50,000	USD	50,000	(1.750)%	Dec 2013	-	(192)	(192)
	JPMorgan Chase	ABX.HE.PENAAA.07-1	106,160	USD	106,160	(0.090)%	Aug 2037	43,408	(5,766)	37,642
	JPMorgan Chase	ABX.HE.AA.06-1	65,946	USD	65,946	(0.320)%	Jul 2045	17,137	1,461	18,598
	JPMorgan Chase	ABX.HE.AAA.06-1	138,256	USD	138,256	(0.180)%	Jul 2045	7,741	(2,937)	4,804
	JPMorgan Chase	ABX.HE.PENAAA.06-2	26,923	USD	26,923	(0.110)%	May 2046	4,454	793	5,247
	JPMorgan Chase	CMBX.NA.AA.2	75,000	USD	75,000	(0.150)%	Mar 2049	27,134	1,827	28,961
	Morgan Stanley &
	Company International,
	Ltd.	CDX-NAHYS20V1-5Y	20,000	USD	20,000	(5.000)%	Jun 2018	(978)	(5,449)	(6,427)

463

Morgan Stanley &
Company International,
Ltd.	ABX.HE.AAA.06-1	254,212	USD	254,212	(0.180)%	Jul 2045	7,401	1,449	8,850
Morgan Stanley &
Company International,
Ltd.	ABX.HE.PENAAA.06-2	126,920	USD	126,920	(0.110)%	May 2046	27,388	(2,653)	24,735
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AA.2	5,000	USD	5,000	(0.150)%	Mar 2049	1,937	(6)	1,931
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AA.1	110,000	USD	110,000	(0.250)%	Oct 2052	22,885	312	23,197
Exchange Cleared Swaps

	CDX-NAHYS20V1-5Y	315,000	USD	315,000	(5.000)%	Jun 2018	(11,908)	($7,899)	(19,807)
	ITRAXX-
	XOVERS19V1-5Y	35,000	EUR	46,597	(5.000)%	Jun 2018	(2,046)	($878)	(2,924)

				$1,393,859			$158,395	($23,286)	$135,109

Global Bond Trust

The portfolio used credit default swaps as a buyer to manage against potential credit events, gain exposure to security or credit index and as a substitute for securities purchased.

								Unamortized
						(Pay)/Re		Upfront
					USD	ceived		Payment	Unrealized
			Notional	Curre	Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Global Bond Trust
	Bank of America N.A.	Computer Sciences Corporation	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	-	($50,978)	($50,978)
	Bank of America N.A.	CNA Financial Corp	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	120	120
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	(31,672)	(31,672)
		Starwood Hotels & Resorts
	Bank of America N.A.	Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(15,605)	(15,605)
		Marsh & Mclennan Companies,
	Deutsche Bank AG	Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	-	5,918	5,918
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(14,040)	(14,040)
		Tate & Lyle Public Limited
	Deutsche Bank AG	Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	(39,529)	(39,529)
	JPMorgan Chase Bank,
	N.A.	Loews Corporation	400,000	USD	400,000	(0.330)%	Mar 2016	-	(1,634)	(1,634)
	Morgan Stanley Capital
	Services, Inc.	Duke Capital	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	(17,918)	(17,918)

464

Morgan Stanley Capital
Services, Inc.	Simon Property Group, L.P.	2,250,000	USD	2,250,000	(0.885)%	Jun 2018	-	(1,211)	(1,211)
The Royal Bank of	The Cleveland Electric
Scotland PLC	Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	(110,776)	(110,776)

				$21,200,000			-	($277,325)	($277,325)

Investment Quality Bond Trust

The portfolio used credit default swaps as a buyer to manage against potential credit events.

								Unamortized
					USD	(Pay)/Recei		Upfront	Unrealized
			Notional	Curre	Notional	ved Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust
	Goldman Sachs
	International	ABX.HE.AAA.06-1	1,246,530	USD	$1,246,530	(0.180)%	Jul 2045	$107,233	($64,074)	$43,159
	Goldman Sachs
	International	ABX.HE.PENAAA.06-2	928,827	USD	928,827	(0.110)%	May 2046	212,340	(31,431)	180,909
	Goldman Sachs
	International	CMBX.NA.AA.2	1,055,000	USD	1,055,000	(0.150)%	Mar 2049	394,556	12,887	407,444
	Goldman Sachs
	International	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	41,792	1,560	43,352
	Goldman Sachs
	International	CMBX.NA.AM.4	260,000	USD	260,000	(0.500)%	Feb 2051	39,752	(12,044)	27,708
	Goldman Sachs
	International	CMBX.NA.A.1	235,000	USD	235,000	(0.350)%	Oct 2052	102,946	(7,560)	95,386
	Goldman Sachs
	International	CMBX.NA.AA.1	235,000	USD	235,000	(0.250)%	Oct 2052	48,504	1,046	49,551
	JPMorgan Chase	ABX.HE.PENAAA.07-1	755,860	USD	755,860	(0.090)%	Aug 2037	315,855	(47,783)	268,072
	JPMorgan Chase	ABX.HE.AA.06-1	527,571	USD	527,571	(0.320)%	Jul 2045	137,100	11,509	148,609
	JPMorgan Chase	ABX.HE.AAA.06-1	1,016,847	USD	1,016,847	(0.180)%	Jul 2045	22,643	14,113	36,757
	JPMorgan Chase	ABX.HE.PENAAA.06-2	559,604	USD	559,604	(0.110)%	May 2046	129,918	(20,921)	108,997
	JPMorgan Chase	CMBX.NA.AA.2	260,000	USD	260,000	(0.150)%	Mar 2049	93,046	7,366	100,412
	JPMorgan Chase	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	44,524	(1,172)	43,352
	JPMorgan Chase	CMBX.NA.A.1	780,000	USD	780,000	(0.350)%	Oct 2052	312,648	3,969	316,617
	JPMorgan Chase	CMBX.NA.AA.1	1,440,000	USD	1,440,000	(0.250)%	Oct 2052	307,182	(3,552)	303,630
	JPMorgan Chase	CMBX.NA.AJ.1	55,000	USD	55,000	(0.840)%	Oct 2052	3,844	385	4,229
	Morgan Stanley &
	Company International,
	Ltd.	CDX-NAHYS20V1-5Y	2,155,000	USD	2,155,000	(5.000)%	Jun 2018	(105,366)	(110,610)	(215,976)

465

Morgan Stanley &
Company International,
Ltd.	ABX.HE.AAA.06-1	1,931,118	USD	1,931,118	(0.180)%	Jul 2045	71,738	(4,876)	66,862
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AA.2	460,000	USD	460,000	(0.150)%	Mar 2049	173,704	3,915	177,619
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AM.2	215,000	USD	215,000	(0.500)%	Mar 2049	10,483	2,112	12,595
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AJ.4	398,319	USD	398,319	(0.960)%	Feb 2051	151,008	(36,591)	114,417
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.A.1	105,000	USD	105,000	(0.350)%	Oct 2052	42,999	(379)	42,619
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AA.1	1,240,000	USD	1,240,000	(0.250)%	Oct 2052	266,207	(4,748)	261,459
Morgan Stanley &
Company International,
Ltd.	CMBX.NA.AJ.1	370,000	USD	370,000	(0.840)%	Oct 2052	25,563	2,886	28,449
	Everest Reinsurance
UBS Securities LLC	Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(6,539)	(6,539)

Exchange Cleared Swaps

	ITRAXX-XOVERS19V1-
	5Y	225,000	EUR	299,554	(5.000)%	Jun 2018	(13,153)	(8,658)	(21,811)

				$19,459,230			$2,937,066	($299,189)	$2,637,877

Real Return Bond Trust

The portfolio used credit default swaps as a buyer to manage against potential credit events.

								Unamortized
						(Pay)/Rece		Upfront	Unrealized
			Notional	Curre	USD Notional	ived Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust
	Barclays Bank	Everest Reinsurance
	PLC	Holdings, Inc.	1,000,000	USD	$1,000,000	(0.535)%	Dec 2014	-	($3,145)	($3,145)

					$1,000,000			-	($3,145)	($3,145)

466

Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolios are the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolios as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at September 30, 2013. In addition, the tables detail how the portfolios used credit default swap contracts as seller of protection during the period ended September 30, 2013.

Core Allocation Plus Trust

The portfolio used credit default swaps as a seller to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.

			Implied
			Credit
			Spread
			and/or						Unamortized
			Credit			USD	(Pay)		Upfront	Unrealized
		Reference	Rating at	Notional	Curre	Notional	/Received	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-13	Amount	ncy	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Core Allocation Plus Trust
	Goldman
	Sachs	ITRAXX-
	International	EUROPES19V1-5Y	0.94%	440,000	EUR	$566,830	1.000%	Jun 2018	($2,244)	$3,973.00	$1,729
	Goldman
	Sachs
	International	CDX-EMS20V1-5Y	2.93%	870,000	USD	870,000	5.000%	Dec 2018	95,363	(10,300)	85,063

Exchange Cleared Swaps

		CDX-NAIGS20V1-5Y	0.73%	1,900,000	USD	1,900,000	1.000%	Jun 2018	27,131	(2,954)	24,177
		ITRAXX-
		EUROPES19V1-5Y	0.94%	150,000	EUR	200,122	1.000%	Jun 2018	(706)	1,420	714
		ITRAXX-
		EUROPES20V1-5Y	1.04%	30,000	EUR	40,586	1.000%	Dec 2018	38	(108)	(70)

						$3,577,538			$119,582	($7,969)	$111,613

467

Global Bond Trust

The portfolio used credit default swaps as a seller to take a long position in the exposure of the benchmark credit, gain exposure to security or credit index and as a substitute for securities purchased.

			Implied
			Credit
			Spread
			and/or				(Pay)		Unamortized
			Credit			USD	/Received		Upfront	Unrealized
			Rating at	Notional	Curre	Notional	Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	9-30-13	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Global Bond Trust
	Bank of	iTraxx Japan Series
	America N.A.	Number 19 Version 1	0.85%	1,210,000,000	JPY	$124,904	1.000%	Jun 2018	$50,869	$37,966	$88,835
	Bank of
	America N.A.	Japan	0.58%	4,800,000	USD	4,800,000	1.000%	Jun 2018	76,265	18,638	94,903
	Barclays	iTraxx Japan Series
	Capital	Number 19 Version 1	0.85%	140,000,000	JPY	14,479	1.000%	Jun 2018	4,890	5,388	10,278
	Deutsche Bank	iTraxx Japan Series
	AG	Number 19 Version 1	0.85%	70,000,000	JPY	7,194	1.000%	Jun 2018	2,591	2,661	5,252
	Deutsche Bank
	AG	Japan	0.58%	2,300,000	USD	2,300,000	1.000%	Jun 2018	37,634	7,841	45,475
	Goldman Sachs	iTraxx Japan Series
	International	Number 19 Version 1	0.85%	550,000,000	JPY	56,944	1.000%	Jun 2018	17,006	23,374	40,380
	Goldman Sachs
	International	Japan	0.58%	9,200,000	USD	9,200,000	1.000%	Jun 2018	163,560	18,338	181,898
	Morgan
	Stanley Capital
	Services, Inc.	Japan	0.58%	2,300,000	USD	2,300,000	1.000%	Jun 2018	37,097	8,378	45,475
		Commonwealth of
	UBS AG	Australia	0.22%	3,800,000	USD	3,800,000	1.000%	Sep 2016	33,568	55,366	88,934
		Commonwealth of
	UBS AG	Australia	0.24%	200,000	USD	200,000	1.000%	Dec 2016	(669)	5,622	4,953

						$22,803,521			$422,811	$183,572	$606,383

Investment Quality Bond Trust

The portfolio used credit default swaps as a seller to take a long position in exposure of the benchmark credit.

468

			Implied
			Credit
			Spread
			and/or				(Pay)		Unamortized
			credit			USD	/Received		Upfront	Unrealized
		Reference	rating at	Notional	Curre	Notional	Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-13	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust
	Goldman Sachs	ITRAXX-
	International	EUROPES19V1-5Y	0.94%	3,820,000	EUR	$4,921,114	1.000%	Jun 2018	($19,481)	$68,762	$49,281
	Goldman Sachs
	International	CDX-EMS20V1-5Y	2.93%	5,605,000	USD	5,605,000	5.000%	Dec 2018	614,378	(57,799)	556,579
	Goldman Sachs
	International	CMBX.NA.AJ.3	B3	180,000	USD	180,000	1.470%	Dec 2049	(55,070)	4,052	(51,018)
	Goldman Sachs
	International	CMBX.NA.AAA.6	Aaa	1,505,000	USD	1,505,000	0.500%	May 2063	(38,342)	(26,310)	(64,652)
	Goldman Sachs
	International	CMBX.NA.BB.6	Ba2	590,000	USD	590,000	5.000%	May 2063	(21,100)	(46,274)	(67,374)
	Goldman Sachs
	International	CMBX.NA.BBB-.6	Baa3	650,000	USD	650,000	3.000%	May 2063	2,465	(61,852)	(59,387)
		CDX-NAIGS20V1-
	JPMorgan Chase	5Y	0.77%	12,275,000	USD	12,275,000	1.000%	Jun 2018	175,641	(15,383)	160,258

	JPMorgan Chase	PRIMEX.FRM.1	B1	91,860	USD	91,860	4.420%	Jul 2036	9,383	726	10,109

	JPMorgan Chase	ABX.HE.AAA.06-2	Caa1	335,430	USD	335,430	0.110%	May 2046	(107,505)	14,077	(93,428)

	JPMorgan Chase	CMBX.NA.AJ.3	B3	165,000	USD	165,000	1.470%	Dec 2049	(54,982)	8,216	(46,766)

	JPMorgan Chase	CMBX.NA.AA.4	Caa2	672,000	USD	672,000	1.650%	Feb 2051	(413,036)	15,351	(397,685)

	JPMorgan Chase	CMBX.NA.AAA.6	Aaa	1,525,000	USD	1,525,000	0.500%	May 2063	(39,959)	(24,646)	(64,605)

	JPMorgan Chase	CMBX.NA.BBB-.6	Baa3	220,000	USD	220,000	3.000%	May 2063	(20,123)	(1,131)	(21,254)
	Morgan Stanley &
	Company
	International, Ltd.	PRIMEX.ARM.1	B3	118,680	USD	118,680	4.420%	Jun 2036	3,772	9,372	13,144
	Morgan Stanley &
	Company
	International, Ltd.	PRIMEX.ARM.2	C	936,121	USD	936,121	4.580%	Dec 2037	(55,548)	96,251	40,703

469

Morgan Stanley &
Company
International, Ltd.	CMBX.NA.AJ.3	B3	55,000	USD	55,000	1.470%	Dec 2049	(15,778)	189	(15,589)
Morgan Stanley &
Company
International, Ltd.	CMBX.NA.AA.4	Caa2	475,200	USD	475,200	1.650%	Feb 2051	(268,948)	(12,272)	(281,220)
Morgan Stanley &
Company
International, Ltd.	CMBX.NA.AAA.6	Aaa	3,435,000	USD	3,435,000	0.500%	179,001	(78,165)	(68,093)	(146,258)
Morgan Stanley &
Company
International, Ltd.	CMBX.NA.BB.6	Ba2	610,000	USD	610,000	5.000%	May 2063	2,105	(71,763)	(69,658)
Morgan Stanley &
Company
International, Ltd.	CMBX.NA.BBB-.6	Baa3	245,000	USD	245,000	3.000%	May 2063	(19,497)	(4,031)	(23,528)

Exchange Cleared Swaps

	ITRAXX-
	EUROPES20V1-5Y	1.04%	200,000	EUR	270,570	1.000%	Dec 2018	251	(677)	(426)

					$34,880,975			($399,539)	($173,235)	($572,774)

Real Return Bond Trust

The portfolio used credit default swaps as a seller to take a long position in exposure of the benchmark credit and gain exposure to a security.

Implied
Credit
Spread
			and/or				(Pay)		Unamortized
			Credit			USD	/Received		Upfront	Unrealized
		Reference	Rating at	Notional	Curre	Notional	Fixed	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-13	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust
	JPMorgan Chase	Petroleo Brasileiro
	Bank, N.A.	S/A Petrobras	1.77%	300,000	USD	$300,000	1.000%	Sep 2015	($3,298)	($1,135)	($4,433)

						$300,000			($3,298)	($1,135)	($4,433)

Total Return Trust

The portfolio used credit default swaps as a seller to take a long position in exposure of the benchmark credit and gain exposure to a security.

470

			Implied
			Credit
			Spread						Unamortiz
			and/or				(Pay)		ed Upfront
			Credit				/Received		Payment	Unrealized
		Reference	Rating at	Notional	Curre	USD Notional	Fixed	Maturity	Paid	Appreciation	Market
Portfolio	Counterparty	Obligation	9-30-13	Amount	ncy	Amount	Rate	Date	(Received)	(Depreciation)	Value

Total Return Trust
		Berkshire
	Bank of America N.A.	Hathaway, Inc.	0.28%	2,900,000	USD	$2,900,000	1.00%	Mar 2015	($14,723)	$46,694	$31,971
		United Mexican
	Bank of America N.A.	States	0.57%	600,000	USD	600,000	1.00%	Sep 2015	292	4,997	5,289
		General Electric
	Bank of America N.A.	Capital Corp.	0.39%	2,600,000	USD	2,600,000	1.00%	Dec 2015	(22,999)	59,013	36,014
		General Electric
	Bank of America N.A.	Capital Corp.	0.39%	2,500,000	USD	2,500,000	1.00%	Dec 2015	(21,609)	56,238	34,629

	Bank of America N.A.	Citigroup, Inc.	0.60%	3,500,000	USD	3,500,000	1.00%	Sep 2016	41,163	1,028	42,191
		CMBX.NA.AAA
	Bank of America N.A.	Indices	AAA	2,900,000	USD	2,900,000	0.50%	May 2063	(125,553)	735	(124,818)
		Berkshire
	Barclays Bank PLC	Hathaway, Inc.	0.16%	1,300,000	USD	1,300,000	1.00%	Dec 2013	2,271	586	2,857
		United Mexican
	Barclays Bank PLC	States	0.48%	2,000,000	USD	2,000,000	1.00%	Mar 2015	(12,908)	28,949	16,041
		Federative
	Barclays Bank PLC	Republic of Brazil	0.88%	500,000	USD	500,000	1.00%	Jun 2015	(2,372)	3,570	1,198
		Republic of
	Barclays Bank PLC	Indonesia	1.60%	3,100,000	USD	3,100,000	1.00%	Jun 2016	(27,202)	(21,066)	(48,268)
		Republic of
	Barclays Bank PLC	Indonesia	1.60%	2,100,000	USD	2,100,000	1.00%	Jun 2016	(18,946)	(13,752)	(32,698)
		Republic of
	Barclays Bank PLC	Indonesia	1.60%	1,900,000	USD	1,900,000	1.00%	Jun 2016	(16,318)	(13,266)	(29,584)
		Republic of
	Barclays Bank PLC	Indonesia	1.60%	1,800,000	USD	1,800,000	1.00%	Jun 2016	(15,235)	(12,792)	(28,027)
		General Electric
	Barclays Bank PLC	Capital Corp.	0.53%	2,300,000	USD	2,300,000	1.00%	Sep 2016	25,002	7,896	32,898
		United States of
	BNP Paribas	America	0.30%	7,800,000	EUR	10,936,378	0.25%	Mar 2016	(57,172)	43,680	(13,492)
		General Electric
	Citibank N.A.	Capital Corp.	0.14%	1,500,000	USD	1,500,000	4.33%	Dec 2013	-	16,085	16,085
		United Mexican
	Citibank N.A.	States	0.48%	2,000,000	USD	2,000,000	1.00%	Mar 2015	(13,173)	29,214	16,041

471

	Federative
Citibank N.A.	Republic of Brazil	0.98%	1,000,000	USD	1,000,000	1.00%	Sep 2015	(6,122)	6,908	786
	Republic of
Citibank N.A.	Indonesia	1.33%	500,000	USD	500,000	1.00%	Sep 2015	(4,338)	1,307	(3,031)
	United Mexican
Citibank N.A.	States	0.57%	700,000	USD	700,000	1.00%	Sep 2015	(4,147)	10,318	6,171
	United Mexican
Citibank N.A.	States	0.66%	11,600,000	USD	11,600,000	1.00%	Mar 2016	(45,593)	145,429	99,836
	United Mexican
Citibank N.A.	States	0.72%	3,600,000	USD	3,600,000	1.00%	Jun 2016	(4,178)	33,002	28,824
	Republic of
Citibank N.A.,	Indonesia	1.60%	600,000	USD	600,000	1.00%	Jun 2016	(5,953)	(3,389)	(9,342)
Credit Suisse	People's Republic
International	of China	0.27%	5,000,000	USD	5,000,000	1.00%	Mar 2015	6,817	48,856	55,673
Credit Suisse	Federative
International	Republic of Brazil	0.88%	6,900,000	USD	6,900,000	1.00%	Jun 2015	(32,061)	48,597	16,536
	General Electric
Deutsche Bank AG	Capital Corp.	0.14%	1,400,000	USD	1,400,000	4.90%	Dec 2013	-	17,068	17,068

Deutsche Bank AG	Barclays Bank PLC	0.13%	1,300,000	EUR	1,692,794	1.00%	Mar 2014	3,978	3,812	7,790
	United Mexican
		0.48%
Deutsche Bank AG	States		1,000,000	USD	1,000,000	1.00%	Mar 2015	(6,586)	14,607	8,021
	Federative
Deutsche Bank AG	Republic of Brazil	0.88%	2,800,000	USD	2,800,000	1.00%	Jun 2015	(10,184)	16,894	6,710
	Federative
Deutsche Bank AG	Republic of Brazil	0.88%	700,000	USD	700,000	1.00%	Jun 2015	(2,219)	3,897	1,678
	General Electric
Deutsche Bank AG	Capital Corp.	0.38%	1,300,000	USD	1,300,000	1.00%	Sep 2015	15,731	769	16,500
	General Electric
Deutsche Bank AG	Capital Corp.	0.45%	400,000	USD	400,000	1.00%	Mar 2016	(10,499)	16,100	5,601
	United Mexican
Deutsche Bank AG	States	0.66%	7,200,000	USD	7,200,000	1.00%	Mar 2016	(25,768)	87,735	61,967
	Berkshire
Deutsche Bank AG	Hathaway, Inc.	0.45%	1,100,000	USD	1,100,000	1.00%	Sep 2016	16,869	1,377	18,246
	JPMorgan Chase
Deutsche Bank AG	and Company	0.58%	2,300,000	USD	2,300,000	1.00%	Sep 2016	29,101	(19)	29,082
	THE Export-
	Import Bank of

Deutsche Bank AG	China	0.74%	400,000	USD	400,000	1.00%	Jun 2017	(12,557)	16,435	3,878
Deutsche Bank	Federative
London Branch	Republic of Brazil	1.20%	2,400,000	USD	2,400,000	1.00%	Jun 2016	(4,329)	(8,056)	(12,385)

472

	Berkshire
Goldman Sachs	Hathaway, Inc.	0.28%	1,400,000	USD	1,400,000	1.00%	Mar 2015	(7,108)	22,542	15,434
	Federative
Goldman Sachs	Republic of Brazil	0.88%	500,000	USD	500,000	1.00%	Jun 2015	(2,215)	3,413	1,198

Goldman Sachs	CDX.NA.IG.9-V4	0.14%	964,499	USD	964,499	0.55%	Dec 2017	-	16,433	16,433
	Federative
HSBC Bank USA	Republic of Brazil	0.88%	2,300,000	USD	2,300,000	1.00%	Jun 2015	(21,070)	26,582	5,512
	Federative
HSBC Bank USA	Republic of Brazil	0.98%	1,700,000	USD	1,700,000	1.00%	Sep 2015	(6,655)	7,990	1,335
	Republic of
HSBC Bank USA	Indonesia	1.60%	2,100,000	USD	2,100,000	1.00%	Jun 2016	(19,205)	(13,493)	(32,698)
	United Mexican
HSBC Bank USA	States	0.76%	300,000	USD	300,000	1.00%	Sep 2016	1,590	633	2,223
JPMorgan Chase	Federative
Bank, N.A.	Republic of Brazil	0.98%	2,100,000	USD	2,100,000	1.00%	Sep 2015	(8,752)	10,402	1,650
JPMorgan Chase	Republic of
Bank, N.A.	Indonesia	1.60%	1,600,000	USD	1,600,000	1.00%	Jun 2016	(15,484)	(9,429)	(24,913)
JPMorgan Chase	United Mexican
Bank, N.A.	States	0.76%	200,000	USD	200,000	1.00%	Sep 2016	1,104	378	1,482
JPMorgan Chase
Bank, N.A.	CDX.NA.IG.9-V4	0.14%	2,121,897	USD	2,121,897	0.55%	Dec 2017	-	36,598	36,598
Merrill Lynch	Federative
International	Republic of Brazil	1.16%	1,000,000	USD	1,000,000	1.95%	Apr 2016	(1,018)	29,828	28,810
Morgan Stanley	Federative
Capital Services Inc.	Republic of Brazil	0.88%	800,000	USD	800,000	1.00%	Jun 2015	(2,567)	4,484	1,917
The Royal Bank of	People's Republic
Scotland PLC	of China	0.47%	300,000	USD	300,000	1.00%	Sep 2016	1,207	3,584	4,791
	Berkshire
UBS AG	Hathaway, Inc.	0.28%	1,400,000	USD	1,400,000	1.00%	Mar 2015	(7,292)	22,726	15,434
	Federative
UBS AG	Republic of Brazil	0.98%	500,000	USD	500,000	1.00%	Sep 2015	(1,859)	2,252	393
	United States of
UBS AG	America	0.29%	12,700,000	EUR	16,290,280	0.25%	Sep 2015	(68,838)	56,234	(12,604)
Exchange Cleared Swaps

	CDX.NA.IG.21	0.81%	35,900,000	USD	35,900,000	1.000%	Dec 2018	359,292	(17,096)	342,196

					$132,605,848			($180,390)	$903,517	$723,127

473

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the portfolio held as September 30, 2013.

Real Return Bond Trust

The portfolio used inflation swaps to manage duration, manage against anticipated changes in inflation and gain exposure as substitute for cash securities.

								Unamortized
				USD	Payments	Payments		Upfront	Unrealized
		Notional	Curre	Notional	Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Amount	ncy	Amount	Portfolio	Portfolio	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

	Bank of America	1,000,000	EUR	1,336,050	FRCPXTOB	Fixed 1.95%	Jul 2021	($428)	$3,077	$2,649

	BNP Paribas	3,400,000	EUR	4,329,732	FRCPXTOB	Fixed 1.9%	Sep 2016	3,683	105,675	109,358

	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.25%	CPURNSA	Jul 2017	5,157	(105,715)	(100,558)

	BNP Paribas	1,100,000	EUR	1,401,126	FRCPXTOB	Fixed 1.95%	Sep 2017	-	40,014	40,014

	BNP Paribas	1,900,000	USD	$1,900,000	Fixed 2.5%	CPURNSA	Jul 2022	23,290	(52,263)	(28,973)
	Credit Suisse
	International	1,300,000	EUR	1,741,544	FRCPXTOB	Fixed 1.95%	Jul 2021	(1,080)	4,524	3,444

	Deutsche Bank AG	500,000	USD	500,000	Fixed 2.56%	CPURNSA	May 2023	-	(5,425)	(5,425)

	Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.25%	CPURNSA	Jul 2017	3,327	(58,736)	(55,409)

				$18,808,452				$33,949	($68,849)	($34,900)

FRCPXTOB French CPI Ex Tobacco Daily Reference Index

CPURNSA Consumer Price All Urban Non-Seasonally Adjusted Index

Direct placement securities. The portfolios may hold direct placement securities which are restricted to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2013.

474

						Value as a
		Original		Beginning		Percentage
		Acquisition	Acquisition	Share	Ending Share	of Portfolio's	Value as of
Portfolio	Issuer Description	Date	Cost	Amount	Amount	net assets	9/30/2013

Core Allocation Plus Trust	Mobileye NV	8/15/2013	$79,886	-	2,289	0.04%	$79,886
	Bought: 2,289 shares

Financial Services Trust	SKBHC Holdings	11/8/2010	2,579,739	432	516	1.74%	2,938,037
	Bought: 84 shares

Health Sciences Trust	Castlight Health, Inc. Series D	4/26/2012	168,800	27,963	27,963	0.07%	168,800
	Ultragenyx Pharmaceutical, Inc.	12/19/2012	122,507	44,236	44,236	0.05%	122,507

Science and Technology Trust	Coupon.com	6/1/2011	471,099	85,758	85,758	0.06%	235,552
	Dropbox, Inc.	5/2/2012	67,334	7,441	7,441	0.02%	85,572
	Dropbox, Inc. Series A	5/2/2012	83,623	9,241	9,241	0.03%	106,272
	Dropbox, Inc. Series A1	5/2/2012	410,766	89,006	89,006	0.26%	1,023,569
	GrubHub Seamless, Inc.	8/14/2013	167,370	-	19,603	0.04%	167,370
	Bought: 19,603 shares
	Twitter, Inc. Series E	9/24/2009	333,049	125,031	125,031	0.81%	3,218,298

Small Cap Growth Trust	Mobileye NV	8/19/2013	2,326,225	-	66,654	0.47%	2,326,225
	Bought: 66,654 shares

Strategic Income Opportunities Trust	United Community Banks, Inc. Series B	2/4/2013	325,000	-	325	0.07%	325,000
	Bought: 325 shares

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the portfolio’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios’ transactions in the securities of these issuers during the nine months ended September 30, 2013, is set forth below:

475

		Beginning	Ending share	Realized gain	Dividend	Value as of
Portfolio	Affiliate	share amount	amount	(loss)	income	9-30-2013

Fundamental All Cap Core Trust	Blue Nile, Inc., Common Stock	298,455	626,023	$2,701,896	-	$25,623,121
	Purchased: 350,590 Sold: 23,022

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

476

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: November 25, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: November 25, 2013